     As filed with the Securities and Exchange Commission on April 8, 2015



                                          Registration Statement Nos. 333-101778
                                                                       811-21262
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                 ------------
                                    FORM N-4



           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                        PRE-EFFECTIVE AMENDMENT NO.                        [ ]
                      POST-EFFECTIVE AMENDMENT NO. 25                      [X]
                                    AND
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                             AMENDMENT NO. 171                             [X]


                       (Check Appropriate box or boxes.)


          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                           (Exact name of Registrant)




                         METLIFE INSURANCE COMPANY USA

                              (Name of Depositor)




                        11225 NORTH COMMUNITY HOUSE ROAD
                              CHARLOTTE, NC 28277

              (Address of Depositor's Principal Executive Offices)

       Depositor's Telephone Number, including area code: (212) 578-9500


                              ERIC T. STEIGERWALT
                         METLIFE INSURANCE COMPANY USA
                        11225 NORTH COMMUNITY HOUSE ROAD
                              CHARLOTTE, NC 28277

                    (Name and Address of Agent for Service)


                                 ------------

Approximate Date of Proposed Public Offering: On May 1, 2015 or as soon thereafter as practicable

It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485.


[X] on May 1, 2015 pursuant to paragraph (b) of Rule 485.


[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ] on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Individual Variable Annuity Contracts
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
This registration statement incorporates by reference the three prospectuses dated May 1, 2010 (the "Prospectuses") filed in Post-Effective Amendment No. 20/Amendment No. 117 to the registration statement on Form N-4 (File Nos. 333-101778/811-21262) filed on April 6, 2010.

This registration statement also incorporates by reference the three Supplements dated May 1, 2011 to the Prospectuses filed in Post-Effective Amendment No. 21/Amendment No. 131 to the registration statement on Form N-4 (File Nos. 333-101778/811-21262) filed on April 5, 2011.

This registration statement also incorporates by reference the three Supplements dated April 30, 2012 to the Prospectuses filed in Post-Effective Amendment No. 22/Amendment No. 143 to the registration statement on Form N-4 (File Nos. 333-101778/811-21262) filed on April 4, 2012.

This registration statement also incorporates by reference the three Supplements dated April 29, 2013 to the Prospectuses filed in Post-Effective Amendment No. 23/Amendment No. 152 to the registration statement on Form N-4 (File Nos. 333-101778/811-21262) filed on April 3, 2013.


This registration statement also incorporates by reference the three Supplements dated April 28, 2014 to the Prospectuses filed in Post-Effective Amendment No. 24/Amendment No. 160 to the registration statement on Form N-4 (File Nos. 333-101778/811-21262) filed on April 4, 2014.

                       PIONEER ANNUISTAR(SM) PLUS ANNUITY
                                   ISSUED BY


                         METLIFE INSURANCE COMPANY USA

          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES

                          SUPPLEMENT DATED MAY 1, 2015

                      TO THE PROSPECTUS DATED MAY 1, 2010


This supplement updates certain information contained in your last prospectus dated May 1, 2010 for Pioneer AnnuiStar(SM) Plus Annuity (the "Contract") issued by MetLife Insurance Company USA ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.


You can choose to have your premium ("Purchase Payments") and any associated Purchase Payment Credits, accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
     Franklin Rising Dividends VIP Fund
     Franklin Small-Mid Cap Growth VIP Fund
     Templeton Foreign VIP Fund
LEGG MASON PARTNERS VARIABLE EQUITY TRUST -- CLASS II
     ClearBridge Variable Aggressive Growth Portfolio

     ClearBridge Variable Dividend Strategy Portfolio

MET INVESTORS SERIES TRUST
     BlackRock High Yield Portfolio -- Class B
     Invesco Comstock Portfolio -- Class B
     MFS(R) Emerging Markets Equity Portfolio -- Class B
     MFS(R) Research International Portfolio -- Class B
     Oppenheimer Global Equity Portfolio -- Class B
     PIMCO Total Return Portfolio -- Class B
     Pioneer Fund Portfolio -- Class B

     Pioneer Strategic Income Portfolio -- Class E
     T. Rowe Price Large Cap Value Portfolio -- Class E
METROPOLITAN SERIES FUND
     BlackRock Capital Appreciation Portfolio -- Class E
     BlackRock Money Market Portfolio -- Class A
     Jennison Growth Portfolio -- Class B
     MetLife Asset Allocation 60 Portfolio -- Class B
     MetLife Asset Allocation 80 Portfolio -- Class B
     MFS(R) Total Return Portfolio -- Class B
     MFS(R) Value Portfolio -- Class B
     Neuberger Berman Genesis Portfolio -- Class B
PIONEER VARIABLE CONTRACTS TRUST -- CLASS II
     Pioneer Mid Cap Value VCT Portfolio

     Pioneer Real Estate Shares VCT Portfolio


Certain Variable Funding Options have been subject to a name change. Please see "Appendix B - Additional Information Regarding Underlying Funds" for more information.


The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 2015. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at P.O. Box 10366, Des Moines, IA 50306-0366, call 866-547-3793 or access the SEC's website (http://www.sec.gov). Please see Appendix C for the SAI's table of contents.


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                                   FEE TABLE
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see
"Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.


CONTRACT OWNER TRANSACTION EXPENSES


WITHDRAWAL CHARGE.........................................................................    8%(1)
(as a percentage of the Purchase Payments and any associated Purchase Payment Credits withdrawn)
TRANSFER CHARGE...........................................................................   $10(2)
(assessed on transfers that exceed 12 per year)
VARIABLE LIQUIDITY BENEFIT CHARGE.........................................................    8%(3)
(As a percentage of the present value of the remaining Annuity Payments that are surrendered.
 The interest rate used to calculate this present value is 1% higher than the Assumed
   (Daily)
 Net Investment Factor used to calculate the Annuity Payments.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.


CONTRACT ADMINISTRATIVE CHARGES


ANNUAL CONTRACT ADMINISTRATIVE CHARGE........ $40(4)

------------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for nine years. The charge is as follows:


     YEARS SINCE PURCHASE PAYMENT MADE          WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years               3 years                8%
          3 years               4 years                7%
          4 years               5 years                6%
          5 years               6 years                5%
          6 years               7 years                4%
          7 years               8 years                3%
          8 years               9 years                2%
         9 years+                                      0%

(2)   We do not currently assess the transfer charge.

(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after nine years. The charge is as follows:


    YEARS SINCE INITIAL PURCHASE PAYMENT        WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years               3 years                8%
          3 years               4 years                7%
          4 years               5 years                6%
          5 years               6 years                5%
          6 years               7 years                4%
          7 years               8 years                3%
          8 years               9 years                2%
         9 years+                                      0%

(4) We do not assess this charge if Contract Value is $100,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES
(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.40% and an administrative expense charge of 0.15% on all contracts. In addition, for optional features, there is a 0.20% charge for E.S.P., a 0.50% charge for GMAB, a 0.40% current charge for GMWB I (maximum of 1.00% upon reset), a 0.50% current charge for GMWB II (maximum of 1.00% upon reset), a 0.25% charge for GMWB III, a 0.65% current charge for GMWB for Life (Single Life Option) (maximum of 1.50% upon reset), and a 0.80% current charge for GMWB for Life (Joint Life Option) (maximum of 1.50% upon reset). If you exercise your right to exchange the GMAB Rider for the GMWB Rider under the Rider Exchange Option, the current charge for the GMWB Rider is 0.75%. Below is a summary of all the charges that may apply, depending on the death benefit and optional features you select:


                                                                        STANDARD DEATH     STEP-UP DEATH     ROLL-UP DEATH
                                                                            BENEFIT           BENEFIT           BENEFIT
                                                                       ----------------   ---------------   --------------
Mortality and Expense Risk Charge*..................................     1.40%              1.55%             1.75%
Administrative Expense Charge.......................................     0.15%              0.15%             0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL
 FEATURES SELECTED..................................................     1.55%              1.70%             1.90%
Optional E.S.P. Charge..............................................     0.20%              0.20%             0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY SELECTED.....     1.75%              1.90%             2.10%
Optional GMAB Charge................................................     0.50%              0.50%             0.50%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMAB ONLY
 SELECTED...........................................................     2.05%              2.20%             2.40%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMAB
 SELECTED(5)........................................................     2.25%              2.40%             2.60%
Optional GMWB I Charge..............................................     1.00%(6)           1.00%(6)          1.00%(6)
Optional GMWB II Charge.............................................     1.00%(6)           1.00%(6)          1.00%(6)
Optional GMWB III Charge............................................     0.25%              0.25%             0.25%
OPTIONAL GMWB FOR LIFE (SINGLE LIFE OPTION) CHARGE..................     1.50%(6)           1.50%(6)          1.50%(6)
OPTIONAL GMWB FOR LIFE (JOINT LIFE OPTION) CHARGE...................     1.50%(6)           1.50%(6)          1.50%(6)
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY
 SELECTED...........................................................     2.55%              2.70%             2.90%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY
 SELECTED...........................................................     2.55%              2.70%             2.90%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY
 SELECTED...........................................................     1.80%              1.95%             2.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB FOR LIFE
 (SINGLE LIFE OPTION) ONLY SELECTED.................................     3.05%              3.20%             3.40%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB FOR LIFE
 (JOINT LIFE OPTION) ONLY SELECTED..................................     3.05%              3.20%             3.40%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB I
 SELECTED...........................................................     2.75%              2.90%             3.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB II
 SELECTED...........................................................     2.75%              2.90%             3.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB III
 SELECTED...........................................................     2.00%              2.15%             2.35%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB
 FOR LIFE (SINGLE LIFE OPTION) SELECTED.............................     3.25%              3.40%             3.60%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB
 FOR LIFE (JOINT LIFE OPTION) SELECTED..............................     3.25%              3.40%             3.60%

------------
*     We will waive the following amounts of the Mortality and Expense Risk
      Charge: an amount, if any, equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in Oppenheimer Global Equity Portfolio -- Class B; an amount, if any, equal to the Underlying Fund expenses that are in excess of 0.99% for the Subaccount investing in Pioneer Fund Portfolio -- Class B; and an amount, if any, equal to the Underlying Fund expenses that are in excess of 0.80% for the Subaccount investing in the T. Rowe Price Large Cap Value Portfolio -- Class E.
(5)   GMAB and GMWB cannot both be elected.

(6)   The current charges for the available GMWB riders are as follow:


              GMWB RIDER                  CURRENT CHARGE
--------------------------------------   ---------------
                GMWB I                        0.40%
                GMWB II                       0.50%
  GMWB for Life (Single Life Option)          0.65%
   GMWB for Life (Joint Life Option)          0.80%


UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2014 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any fee waivers or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 866-547-3793.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES




                                                                                        MINIMUM     MAXIMUM
                                                                                       ---------   --------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees,
 distribution and/or service (12b-1) fees, and other expenses)                          0.37%       1.26%


UNDERLYING FUND FEES AND EXPENSES

(as a percentage of average daily net assets)




                                                                 DISTRIBUTION
                                                                    AND/OR
                                                    MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                         FEE      (12B-1) FEES   EXPENSES
-------------------------------------------------- ------------ -------------- ----------
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Franklin Rising Dividends VIP Fund...............    0.60%         0.25%        0.02%
 Franklin Small-Mid Cap Growth VIP Fund...........    0.77%         0.25%        0.03%
 Templeton Foreign VIP Fund.......................    0.74%         0.25%        0.03%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS II
 ClearBridge Variable Aggressive Growth
  Portfolio.......................................    0.75%         0.25%        0.05%
 ClearBridge Variable Dividend Strategy
  Portfolio.......................................    0.75%         0.25%        0.06%
MET INVESTORS SERIES TRUST
 BlackRock High Yield Portfolio -- Class B........    0.60%         0.25%        0.08%
 Invesco Comstock Portfolio -- Class B............    0.56%         0.25%        0.02%
 MFS(R) Emerging Markets Equity Portfolio --
  Class B.........................................    0.86%         0.25%        0.15%
 MFS(R) Research International Portfolio --
  Class B.........................................    0.69%         0.25%        0.07%
 Oppenheimer Global Equity Portfolio --
  Class B.........................................    0.66%         0.25%        0.08%
 PIMCO Total Return Portfolio -- Class B..........    0.48%         0.25%        0.03%
 Pioneer Fund Portfolio -- Class B................    0.67%         0.25%        0.05%
 Pioneer Strategic Income Portfolio --
  Class E.........................................    0.56%         0.15%        0.06%
 T. Rowe Price Large Cap Value Portfolio --
  Class E.........................................    0.57%         0.15%        0.02%
METROPOLITAN SERIES FUND
 BlackRock Capital Appreciation
  Portfolio -- Class E............................    0.69%         0.15%        0.02%



                                                                     TOTAL       FEE WAIVER    NET TOTAL
                                                      ACQUIRED       ANNUAL        AND/OR       ANNUAL
                                                      FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                     AND EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
-------------------------------------------------- -------------- ----------- --------------- ----------
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Franklin Rising Dividends VIP Fund...............   --             0.87%       --              0.87%
 Franklin Small-Mid Cap Growth VIP Fund...........   --             1.05%       --              1.05%
 Templeton Foreign VIP Fund.......................   --             1.02%       --              1.02%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS II
 ClearBridge Variable Aggressive Growth
  Portfolio.......................................   --             1.05%     0.00%             1.05%
 ClearBridge Variable Dividend Strategy
  Portfolio.......................................   --             1.06%     0.00%             1.06%
MET INVESTORS SERIES TRUST
 BlackRock High Yield Portfolio -- Class B........ 0.08%            1.01%       --              1.01%
 Invesco Comstock Portfolio -- Class B............   --             0.83%     0.02%             0.81%
 MFS(R) Emerging Markets Equity Portfolio --
  Class B.........................................   --             1.26%     0.02%             1.24%
 MFS(R) Research International Portfolio --
  Class B.........................................   --             1.01%     0.06%             0.95%
 Oppenheimer Global Equity Portfolio --
  Class B.........................................   --             0.99%     0.06%             0.93%
 PIMCO Total Return Portfolio -- Class B..........   --             0.76%     0.04%             0.72%
 Pioneer Fund Portfolio -- Class B................   --             0.97%     0.05%             0.92%
 Pioneer Strategic Income Portfolio --
  Class E.........................................   --             0.77%       --              0.77%
 T. Rowe Price Large Cap Value Portfolio --
  Class E.........................................   --             0.74%       --              0.74%
METROPOLITAN SERIES FUND
 BlackRock Capital Appreciation
  Portfolio -- Class E............................   --             0.86%     0.06%             0.80%

                                                                DISTRIBUTION
                                                                   AND/OR
                                                   MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                        FEE      (12B-1) FEES   EXPENSES
------------------------------------------------- ------------ -------------- ----------
 BlackRock Money Market Portfolio --
  Class A........................................    0.34%       --           0.03%
 Jennison Growth Portfolio -- Class B............    0.59%     0.25%          0.03%
 MetLife Asset Allocation 60 Portfolio --
  Class B........................................    0.05%     0.25%            --
 MetLife Asset Allocation 80 Portfolio --
  Class B........................................    0.05%     0.25%          0.01%
 MFS(R) Total Return Portfolio -- Class B........    0.55%     0.25%          0.05%
 MFS(R) Value Portfolio -- Class B...............    0.70%     0.25%          0.02%
 Neuberger Berman Genesis Portfolio --
  Class B........................................    0.80%     0.25%          0.03%
PIONEER VARIABLE CONTRACTS TRUST -- CLASS II
 Pioneer Mid Cap Value VCT Portfolio.............    0.65%     0.25%          0.06%
 Pioneer Real Estate Shares VCT Portfolio........    0.80%     0.25%          0.21%



                                                                    TOTAL       FEE WAIVER    NET TOTAL
                                                     ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                                     FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                    AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------------- -------------- ----------- --------------- -----------
 BlackRock Money Market Portfolio --
  Class A........................................   --             0.37%     0.02%           0.35%
 Jennison Growth Portfolio -- Class B............   --             0.87%     0.08%           0.79%
 MetLife Asset Allocation 60 Portfolio --
  Class B........................................ 0.60%            0.90%       --            0.90%
 MetLife Asset Allocation 80 Portfolio --
  Class B........................................ 0.65%            0.96%       --            0.96%
 MFS(R) Total Return Portfolio -- Class B........   --             0.85%       --            0.85%
 MFS(R) Value Portfolio -- Class B...............   --             0.97%     0.14%           0.83%
 Neuberger Berman Genesis Portfolio --
  Class B........................................   --             1.08%     0.00%           1.08%
PIONEER VARIABLE CONTRACTS TRUST -- CLASS II
 Pioneer Mid Cap Value VCT Portfolio.............   --             0.96%       --            0.96%
 Pioneer Real Estate Shares VCT Portfolio........   --             1.26%       --            1.26%



The information shown in the table above was provided by the Underlying Funds and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Underlying Fund's 2015 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Underlying Fund, but that the expenses of the Underlying Fund are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Underlying Fund's board of directors or trustees, are not shown.


Certain Underlying Funds that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Underlying Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.



                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
See Appendix A.



                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
THE VARIABLE FUNDING OPTIONS



Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 866-547-3793 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.


The current Underlying Funds are listed below, along with their investment adviser and any subadviser:




           UNDERLYING FUND                      INVESTMENT OBJECTIVE            INVESTMENT ADVISER/SUBADVISER
------------------------------------- --------------------------------------- --------------------------------
FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 2
Franklin Rising Dividends VIP Fund    Seeks long-term capital appreciation,   Franklin Advisory Services, LLC
                                      with preservation of capital as an
                                      important consideration.
Franklin Small-Mid Cap Growth VIP     Seeks long-term capital growth.         Franklin Advisers, Inc.
 Fund

            UNDERLYING FUND                       INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
--------------------------------------- --------------------------------------- --------------------------------------
Templeton Foreign VIP Fund              Seeks long-term capital growth.         Templeton Investment Counsel, LLC
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST -- CLASS II
ClearBridge Variable Aggressive         Seeks capital appreciation.             Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                               LLC
                                                                                Subadviser: ClearBridge Investments,
                                                                                LLC
ClearBridge Variable Dividend           Seeks dividend income, growth of        Legg Mason Partners Fund Advisor,
 Strategy Portfolio                     dividend income and long-term           LLC
                                        capital appreciation.                   Subadviser: ClearBridge Investments,
                                                                                LLC
MET INVESTORS SERIES TRUST
BlackRock High Yield Portfolio --       Seeks to maximize total return,         MetLife Advisers, LLC
 Class B                                consistent with income generation       Subadviser: BlackRock Financial
                                        and prudent investment management.      Management, Inc.
Invesco Comstock Portfolio --           Seeks capital growth and income.        MetLife Advisers, LLC
 Class B                                                                        Subadviser: Invesco Advisers, Inc.
MFS(R) Emerging Markets Equity          Seeks capital appreciation.             MetLife Advisers, LLC
 Portfolio -- Class B                                                           Subadviser: Massachusetts Financial
                                                                                Services Company
MFS(R) Research International           Seeks capital appreciation.             MetLife Advisers, LLC
 Portfolio -- Class B                                                           Subadviser: Massachusetts Financial
                                                                                Services Company
Oppenheimer Global Equity               Seeks capital appreciation.             MetLife Advisers, LLC
 Portfolio -- Class B                                                           Subadviser: OppenheimerFunds, Inc.
PIMCO Total Return Portfolio --         Seeks maximum total return,             MetLife Advisers, LLC
 Class B                                consistent with the preservation of     Subadviser: Pacific Investment
                                        capital and prudent investment          Management Company LLC
                                        management.
Pioneer Fund Portfolio -- Class B       Seeks reasonable income and capital     MetLife Advisers, LLC
                                        growth.                                 Subadviser: Pioneer Investment
                                                                                Management, Inc.
Pioneer Strategic Income Portfolio --   Seeks a high level of current income.   MetLife Advisers, LLC
 Class E                                                                        Subadviser: Pioneer Investment
                                                                                Management, Inc.
T. Rowe Price Large Cap Value           Seeks long-term capital appreciation    MetLife Advisers, LLC
 Portfolio -- Class E                   by investing in common stocks           Subadviser: T. Rowe Price Associates,
                                        believed to be undervalued. Income      Inc.
                                        is a secondary objective.
METROPOLITAN SERIES FUND
BlackRock Capital Appreciation          Seeks long-term growth of capital.      MetLife Advisers, LLC
 Portfolio -- Class E                                                           Subadviser: BlackRock Advisors, LLC
BlackRock Money Market Portfolio --     Seeks a high level of current income    MetLife Advisers, LLC
 Class A                                consistent with preservation of         Subadviser: BlackRock Advisors, LLC
                                        capital.
Jennison Growth Portfolio -- Class B    Seeks long-term growth of capital.      MetLife Advisers, LLC
                                                                                Subadviser: Jennison Associates LLC

           UNDERLYING FUND                      INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
------------------------------------- ---------------------------------------- ------------------------------------
MetLife Asset Allocation 60           Seeks a balance between a high level     MetLife Advisers, LLC
 Portfolio -- Class B                 of current income and growth of
                                      capital, with a greater emphasis on
                                      growth of capital.
MetLife Asset Allocation 80           Seeks growth of capital.                 MetLife Advisers, LLC
 Portfolio -- Class B
MFS(R) Total Return Portfolio --      Seeks a favorable total return through   MetLife Advisers, LLC
 Class B                              investment in a diversified portfolio.   Subadviser: Massachusetts Financial
                                                                               Services Company
MFS(R) Value Portfolio -- Class B     Seeks capital appreciation.              MetLife Advisers, LLC
                                                                               Subadviser: Massachusetts Financial
                                                                               Services Company
Neuberger Berman Genesis              Seeks high total return, consisting      MetLife Advisers, LLC
 Portfolio -- Class B                 principally of capital appreciation.     Subadviser: Neuberger Berman
                                                                               Management LLC
PIONEER VARIABLE CONTRACTS TRUST --
 CLASS II
Pioneer Mid Cap Value VCT Portfolio   Seeks capital appreciation by            Pioneer Investment Management, Inc.
                                      investing in a diversified portfolio of
                                      securities consisting primarily of
                                      common stocks.
Pioneer Real Estate Shares VCT        Seeks long-term growth of capital.       Pioneer Investment Management, Inc.
 Portfolio                            Current income is a secondary            Subadviser: AEW Capital
                                      objective.                               Management, L.P.


Certain Variable Funding Options have been subject to a name change. Please see "Appendix B - Additional Information Regarding Underlying Funds" for more information.




                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------
The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

You are responsible for determining whether your purchase of a Contract, withdrawals, income payments and any other transaction under your Contract satisfy applicable tax law. We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).


GENERAL TAXATION OF ANNUITIES


Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. Under current federal tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.), continue to be taxed as ordinary income. Deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time. Please consult your own tax adviser.

STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisers and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions (after separation from service, for 401(a) and 403(b) plans), for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.

TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance policy, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.


TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED


QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension, retirement savings, and profit-sharing plans (including 401(k) plans), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.

The Contract has been submitted to the IRS for review and is awaiting approval as to form as a valid IRA. Such approval would not constitute an IRS approval or endorsement of any funding options under the contract. IRS approval as to form is not required to constitute a valid IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and other adverse tax consequences.


TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.


MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS


Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for participants who own more than 5% of the plan sponsor). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. It is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

Income tax regulations regarding minimum distribution requirements affect both deferred and income annuities. Under these rules, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, and, if available in your Contract, the Enhanced Stepped-Up Provision, as well as any living benefits such as GMAB, GMWB, and Principal Protection guarantees) must be added to the Contract Value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this rule and either compute the required amount for you or offer to do so at your request. These rules are not entirely clear and you should consult your personal tax adviser as to how these rules affect your Contract.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH. Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn by the end of the fifth calendar year following the date of death, or alternatively, minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract beneficiaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements. Under current federal tax rules, a same-sex spouse is treated as a non-spouse beneficiary.


NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 408 OR 457, AND IRA OWNERS. While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.



INDIVIDUAL RETIREMENT ANNUITIES


To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $5,500 in 2015, and it may be indexed for inflation in subsequent years. Additional "catch-up contributions" of $1,000 may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.


Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+ catch-up).

Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.


Section 408(k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $53,000 or 25% of pay for each participant in 2015.



ROTH IRAS


Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.


TSAS (TAX-SHELTERED ANNUITIES -- ERISA AND NON-ERISA)

GENERAL. TSAs fall under (section)403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under (section)501(c)(3) of the Code.

In general contributions to (section)403(b) arrangements are subject to limitations under (section)415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).

Under IRS regulations adopted in 2007, employers must meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax deferred status under (section)403(b). Prior to the 2007 rules, transfers of one annuity contract to another would not result in a loss of tax deferred status under (section)403(b) under certain conditions (so-called "90-24 transfers"). The 2007 regulations have the following effect regarding transfers: (1) a newly issued contract funded by a transfer which is completed after September 24, 2007, is subject to the employer requirements referred to above; (2) additional purchase payments made after September 24, 2007, to a contract that was funded by a 90-24 transfer on or before September 24, 2007, may subject the contract to this new employer requirement.

If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax adviser prior to making additional purchase payments (if permitted).

WITHDRAWALS AND INCOME PAYMENTS. If you are under 59 1/2, you cannot withdraw money from your TSA Contract unless the withdrawal:

   o Relates to Purchase Payments made prior to 1989 (and pre-1989 earnings on those Purchase Payments);

   o Is directly transferred to another permissible investment under (section)403(b) arrangements;

   o   Relates to amounts that are not salary reduction elective deferrals;

   o Occurs after you die, leave your job or become disabled (as defined by the Code); or

   o Is for financial hardship (but only to the extent of Purchase Payments) if your plan allows it.

DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS. Employers that established and maintain a TSA/403(b) plan ("the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after-tax contributions as part of the TSA plan. In accordance with our administrative procedures, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract under the following conditions:

   (1) The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.

   (2) In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.

   (3) All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to-trustee transfers from other Designated Roth Accounts).

   (4) In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.

   (5) No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.

   (6) If permitted under the federal tax law, we may permit both pre-tax contributions under a 403(b) plan as well as after-tax contributions under the Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.

   (7) We may refuse to accept contributions made as rollovers and trustee-to-trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.

The Contract does not accommodate separate accounting for Roth and non-Roth accounts. Compliance with IRS regulations regarding such accounting must be provided by or arranged for by the Qualified Plan Administrator.

Both you and your employer should consult your respective tax and legal advisers prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.

The following general tax rules are based on our understanding of the Code and regulations, and are subject to change and to different interpretation as well as additional guidance in respect to areas not previously addressed:

The employer must permit contributions under a pre-tax 403(b) plan in order to permit contributions to be irrevocably designated and made part of a Qualified Roth Contribution Program.

Elective deferral contributions to the Designated Roth Account must be aggregated with all other elective deferral contributions made by a taxpayer for purposes of the individual Code Section 402(g) limits and the Code Section 414(v) limits (relating to age 50 and over catch-up contributions) as well as contribution limits that apply under the Plan.

In general, the same tax law rules with respect to restricted monies, triggering events and permitted distributions will apply to the Designated Roth Accounts under the Plan as apply to the traditional pre-tax accounts under the plan (e.g., death or disability of participant, severance from employment, attainment of age 59 1/2 and hardship withdrawals only with respect to contributions (if permitted under the Plan)).

If the amounts have been held under any Designated Roth Account of a participant for at least five years and are made on account of death, disability or after attainment of age 59 1/2, then any withdrawal, distribution or payment of these amounts is generally free of federal income tax ("Qualified Distributions").

Unlike Roth IRAs, withdrawals, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA.

Some states may not permit contributions to be made to a Qualified Roth Contribution Program or may require additional conforming legislation for these rules to become effective.

Recently enacted legislation allows (but does not require) 403(b) plans that offer designated Roth accounts to permit participants to roll their non-Roth account assets into a designated Roth account under the same plan, provided the non-Roth assets are distributable under the plan and otherwise eligible for rollover.

LOANS. If your Plan and TSA Contract permit loans, such loans will be made only from any Fixed Interest Account balance and only up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.

The Code and applicable income tax regulations limit the amount that may be borrowed from your Contract and all your employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.

Your Plan and Contract will indicate whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax adviser and read your loan agreement and Contract prior to taking any loan.


NON-QUALIFIED ANNUITY CONTRACTS


If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.

Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.

Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:

   o   a non-taxable return of your Purchase Payment; or

   o   a taxable payment of earnings.

We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

Federal law imposes a 3.8% Medicare tax on the lesser of: (1) the taxpayer's "net investment income" (from non-qualified annuities, interest, dividends and other investments, offset by specified allowable deductions); or (2) the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 otherwise). "Net investment income" does not include distributions from tax-qualified plans (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A or 457(b)), but such income will increase modified adjusted gross income.

You should consult your tax adviser regarding the applicability of this tax to income you would receive under this annuity contract.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer. If a non-natural person, such as a trust, is the owner of a non-qualified Contract, the distribution on death rules under the Code may require payment to begin earlier than expected and may impact the usefulness of the living (if any) and/or death benefits. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the Contract will generally eliminate the Beneficiary's ability to "stretch" or a spousal beneficiary's ability to continue the Contract and the living (if any) and/or death benefits.

PARTIAL WITHDRAWALS. If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See "Penalty Tax for Premature Distributions" below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit. Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.

PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT). Starting in 2011, if your Contract allows and you elect to apply less than your entire Contract Value to a Payment Option provided under the Contract ("partial annuitization"), an exclusion ratio will apply to the Annuity Payments you receive, provided the payout period is for 10 years or more, or for the life of one or more individuals. Your after-tax Purchase Payments in the Contract will be allocated pro rata between the annuitized portion of the contract and the portion that remains deferred. Consult your own independent tax adviser before you partially annuitize your Contract.


DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES


The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.


OWNERSHIP OF THE INVESTMENTS


In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.


TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS


TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that certain benefits or the charges for certain benefits such as guaranteed death benefits (including the Roll-up Death Benefit) and certain living benefits (e.g. Guaranteed Minimum Withdrawal Benefit) could be considered to be taxable each year as deemed distributions from the Contract to pay for non-annuity benefits. We currently treat these earnings and benefits as an intrinsic part of the Contract and do not report them as taxable income until distributions are actually made. However, it is possible that this may change if we determine that this is required by the IRS. If so, the charges or benefits could also be subject to a 10% penalty tax if the taxpayer is under 59 1/2. You should consult with your tax adviser before selecting any rider or endorsement to the Contract.


GUARANTEED MINIMUM WITHDRAWAL BENEFITS


If you have purchased the Guaranteed Minimum Withdrawal Benefit Rider or the Guaranteed Minimum Withdrawal Benefit for Life Rider, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Contract Value (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, the Company intends to tax report such withdrawals using the Contract Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.

In the event that the Contract Value goes to zero, and the Remaining Benefit Base is paid out in fixed installments or the Lifetime Withdrawal Benefit is paid for life, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

The Company reserves the right to change its tax reporting practices where it determines they are not in accordance with IRS guidance (whether formal or informal).


PUERTO RICO TAX CONSIDERATIONS


The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.


NON-RESIDENT ALIENS


Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.


TAX CREDITS AND DEDUCTIONS


The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.




                               OTHER INFORMATION
--------------------------------------------------------------------------------
THE INSURANCE COMPANY


MetLife Insurance Company USA ("MetLife USA") is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. MetLife USA was previously known as MetLife Insurance Company of Connecticut but changed its name to MetLife Insurance Company USA when it changed its state of domicile from Connecticut to Delaware on November 14, 2014. MetLife USA is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The company is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and financial services to individuals and institutional customers. The company's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.


GOOD ORDER

GOOD ORDER. A request or transaction generally is considered in Good Order if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Underlying Funds affected by the requested transaction; the signatures of all Contract Owners (exactly as indicated on the contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner's consents. With respect to Purchase Payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your registered representative before submitting the form or request.


CYBERSECURITY

Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Underlying Funds and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Contract Owners' requests and elections and day-to-day record keeping, are all executed through computer networks and systems.

We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on MetLife USA and the Separate Account, as well as individual Contract Owners and their contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.

Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Underlying Funds; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Contract Owner or business information; or impede order processing or cause other operational issues. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage this risk at all times.

                                   APPENDIX A
--------------------------------------------------------------------------------
                        CONDENSED FINANCIAL INFORMATION



        FOR METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES (FORMERLY METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES AND
         METLIFE OF CT SEPARATE ACCOUNT TWELVE FOR VARIABLE ANNUITIES)
                     ACCUMULATION UNIT VALUES (IN DOLLARS)


The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.



                        PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.55%
                                                                                           UNIT VALUE AT
                                                                                            BEGINNING OF
PORTFOLIO NAME                                                                      YEAR        YEAR
---------------------------------------------------------------------------------- ------ ---------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Subaccount (Series II) (6/03)...................... 2007   1.432
                                                                                   2006   1.371
                                                                                   2005   1.283
 AIM V.I. Mid Cap Core Equity Subaccount (Series II) (6/03)....................... 2008   1.728
                                                                                   2007   1.606
                                                                                   2006   1.470
                                                                                   2005   1.391
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (6/03)................. 2014   2.164
                                                                                   2013   1.695
                                                                                   2012   1.537
                                                                                   2011   1.473
                                                                                   2010   1.240
                                                                                   2009   1.073
                                                                                   2008   1.495
                                                                                   2007   1.561
                                                                                   2006   1.353
                                                                                   2005   1.329
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (6/03)............. 2014   2.480
                                                                                   2013   1.823
                                                                                   2012   1.670
                                                                                   2011   1.782
                                                                                   2010   1.418
                                                                                   2009   1.003
                                                                                   2008   1.772
                                                                                   2007   1.618
                                                                                   2006   1.512
                                                                                   2005   1.465
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)......................... 2014   2.415
                                                                                   2013   1.994
                                                                                   2012   1.713
                                                                                   2011   1.947
                                                                                   2010   1.824
                                                                                   2009   1.352
                                                                                   2008   2.303
                                                                                   2007   2.026
                                                                                   2006   1.694
                                                                                   2005   1.562
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)....... 2014   2.530
                                                                                   2013   1.744
                                                                                   2012   1.495
                                                                                   2011   1.486
                                                                                   2010   1.210
                                                                                   2009   0.916
                                                                                   2008   1.566
                                                                                   2007   1.625



                                                                                                    NUMBER OF UNITS
                                                                                    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                       END OF YEAR      END OF YEAR
---------------------------------------------------------------------------------- --------------- ----------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Subaccount (Series II) (6/03)...................... 1.527                      --
                                                                                   1.432               2,648,635
                                                                                   1.371               2,458,869
 AIM V.I. Mid Cap Core Equity Subaccount (Series II) (6/03)....................... 1.708                      --
                                                                                   1.728                 832,107
                                                                                   1.606                 946,113
                                                                                   1.470                 900,744
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (6/03)................. 2.316               1,275,919
                                                                                   2.164               1,777,612
                                                                                   1.695               2,277,088
                                                                                   1.537               2,541,401
                                                                                   1.473               2,411,278
                                                                                   1.240               2,605,955
                                                                                   1.073               3,339,564
                                                                                   1.495               4,448,571
                                                                                   1.561               4,877,638
                                                                                   1.353               4,604,965
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (6/03)............. 2.624                 901,064
                                                                                   2.480               1,285,702
                                                                                   1.823               1,452,326
                                                                                   1.670               1,895,133
                                                                                   1.782               2,269,287
                                                                                   1.418               2,472,014
                                                                                   1.003               2,303,395
                                                                                   1.772               2,549,028
                                                                                   1.618               1,746,560
                                                                                   1.512               1,440,790
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)......................... 2.113               1,179,642
                                                                                   2.415               1,440,660
                                                                                   1.994               1,714,677
                                                                                   1.713               2,083,263
                                                                                   1.947               2,300,173
                                                                                   1.824               2,629,076
                                                                                   1.352               2,896,518
                                                                                   2.303               3,412,070
                                                                                   2.026               3,233,201
                                                                                   1.694               2,820,754
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)....... 2.991                 654,319
                                                                                   2.530                 953,285
                                                                                   1.744                 925,934
                                                                                   1.495               1,088,048
                                                                                   1.486               1,189,969
                                                                                   1.210               1,406,061
                                                                                   0.916               1,609,646
                                                                                   1.566               1,848,012

                PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                       UNIT VALUE AT
                                                                                        BEGINNING OF
PORTFOLIO NAME                                                                  YEAR        YEAR
------------------------------------------------------------------------------ ------ ---------------
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)........ 2014   2.062
                                                                               2013   1.584
                                                                               2012   1.400
                                                                               2011   1.515
                                                                               2010   1.320
                                                                               2009   1.036
                                                                               2008   1.659
                                                                               2007   1.732
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (4/07)....... 2014   1.726
                                                                               2013   1.395
                                                                               2012   1.242
                                                                               2011   1.171
                                                                               2010   1.061
                                                                               2009   0.878
                                                                               2008   1.372
                                                                               2007   1.367
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class II) (4/05).................................. 2007   1.203
                                                                               2006   1.037
                                                                               2005   0.977
 LMPVPI Total Return Subaccount (Class II) (6/03)............................. 2007   1.334
                                                                               2006   1.207
                                                                               2005   1.191
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class II) (6/03)....................... 2007   1.585
                                                                               2006   1.453
                                                                               2005   1.346
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (5/10) *...................... 2014   2.003
                                                                               2013   1.860
                                                                               2012   1.621
                                                                               2011   1.609
                                                                               2010   1.522
 MIST Invesco Comstock Subaccount (Class B) (4/14)............................ 2014   2.244
 MIST Met/AIM Capital Appreciation Subaccount (Class E) (4/07) *.............. 2009   0.888
                                                                               2008   1.574
                                                                               2007   1.508
 MIST MFS(R) Emerging Markets Equity Subaccount (Class B) (4/14).............. 2014   2.616
                                                                               2014   3.321
 MIST MFS(R) Research International Subaccount (Class B) (4/07) *............. 2014   2.225
                                                                               2013   1.895
                                                                               2012   1.649
                                                                               2011   1.876
                                                                               2010   1.710
                                                                               2009   1.320
                                                                               2008   2.326
                                                                               2007   2.214
 MIST MLA Mid Cap Subaccount (Class B) (4/08)................................. 2013   1.078
                                                                               2012   1.040
                                                                               2011   1.115
                                                                               2010   0.922
                                                                               2009   0.685
                                                                               2008   1.083
 MIST Oppenheimer Capital Appreciation Subaccount (Class B) (4/06)............ 2012   0.894
                                                                               2011   0.920
                                                                               2010   0.854
                                                                               2009   0.604
                                                                               2008   1.134
                                                                               2007   1.008
                                                                               2006   0.994



                                                                                                NUMBER OF UNITS
                                                                                UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                   END OF YEAR      END OF YEAR
------------------------------------------------------------------------------ --------------- ----------------
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)........ 2.073                      --
                                                                               2.062                 510,010
                                                                               1.584                 559,813
                                                                               1.400                 621,136
                                                                               1.515                 793,654
                                                                               1.320                 960,678
                                                                               1.036                 998,096
                                                                               1.659               1,225,268
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (4/07)....... 1.929                 511,764
                                                                               1.726                 596,042
                                                                               1.395                 802,498
                                                                               1.242                 966,194
                                                                               1.171               1,464,905
                                                                               1.061               1,628,822
                                                                               0.878               2,526,645
                                                                               1.372               2,803,309
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class II) (4/05).................................. 1.261                      --
                                                                               1.203                 124,478
                                                                               1.037                  11,941
 LMPVPI Total Return Subaccount (Class II) (6/03)............................. 1.372                      --
                                                                               1.334               2,813,838
                                                                               1.207               2,447,656
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class II) (6/03)....................... 1.640                      --
                                                                               1.585               1,987,471
                                                                               1.453               1,763,294
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (5/10) *...................... 2.037               2,321,265
                                                                               2.003               4,062,753
                                                                               1.860               5,519,026
                                                                               1.621               6,792,409
                                                                               1.609               8,016,351
 MIST Invesco Comstock Subaccount (Class B) (4/14)............................ 2.388               2,181,931
 MIST Met/AIM Capital Appreciation Subaccount (Class E) (4/07) *.............. 0.844                      --
                                                                               0.888               2,550,940
                                                                               1.574               2,922,488
 MIST MFS(R) Emerging Markets Equity Subaccount (Class B) (4/14).............. 2.487               1,280,008
                                                                               2.616                      --
 MIST MFS(R) Research International Subaccount (Class B) (4/07) *............. 2.039                 825,891
                                                                               2.225               1,304,709
                                                                               1.895               1,599,937
                                                                               1.649               1,791,610
                                                                               1.876               1,929,042
                                                                               1.710               2,172,868
                                                                               1.320               1,489,970
                                                                               2.326                 474,394
 MIST MLA Mid Cap Subaccount (Class B) (4/08)................................. 1.168                      --
                                                                               1.078               3,042,023
                                                                               1.040               3,337,591
                                                                               1.115               3,716,664
                                                                               0.922               3,990,754
                                                                               0.685               2,711,797
 MIST Oppenheimer Capital Appreciation Subaccount (Class B) (4/06)............ 1.005                      --
                                                                               0.894               3,671,237
                                                                               0.920               4,410,622
                                                                               0.854               5,165,344
                                                                               0.604               3,561,873
                                                                               1.134               3,917,570
                                                                               1.008               4,225,486

                PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                       UNIT VALUE AT
                                                                                        BEGINNING OF
PORTFOLIO NAME                                                                  YEAR        YEAR
------------------------------------------------------------------------------ ------ ---------------
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *................. 2014   1.364
                                                                               2013   1.090
                                                                               2012   0.913
                                                                               2011   1.013
                                                                               2010   0.887
                                                                               2009   0.645
                                                                               2008   1.101
                                                                               2007   1.052
                                                                               2006   0.996
 MIST PIMCO Total Return Subaccount (Class B) (5/11).......................... 2014   1.548
                                                                               2013   1.603
                                                                               2012   1.490
                                                                               2011   1.497
 MIST Pioneer Fund Subaccount (Class B) (5/11)................................ 2014   1.972
                                                                               2013   1.509
                                                                               2012   1.389
                                                                               2011   1.578
 MIST Pioneer Strategic Income Subaccount (Class E) (5/09).................... 2014   1.635
                                                                               2013   1.638
                                                                               2012   1.493
                                                                               2011   1.465
                                                                               2010   1.328
                                                                               2009   1.086
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)............... 2014   2.076
Metropolitan Series Fund
 MSF BlackRock Capital Appreciation Subaccount (Class E) (5/09)............... 2014   1.707
                                                                               2013   1.293
                                                                               2012   1.150
                                                                               2011   1.285
                                                                               2010   1.091
                                                                               2009   0.867
 MSF BlackRock Money Market Subaccount (Class A) (4/06)....................... 2014   1.007
                                                                               2013   1.022
                                                                               2012   1.038
                                                                               2011   1.055
                                                                               2010   1.071
                                                                               2009   1.083
                                                                               2008   1.069
                                                                               2007   1.034
                                                                               2006   1.011
 MSF Jennison Growth Subaccount (Class B) (4/12).............................. 2014   1.296
                                                                               2013   0.963
                                                                               2012   1.000
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/14).................. 2014   1.329
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/14).................. 2014   1.303
 MSF MFS(R) Total Return Subaccount (Class B) (4/07).......................... 2014   1.363
                                                                               2013   1.166
                                                                               2012   1.064
                                                                               2011   1.058
                                                                               2010   0.978
                                                                               2009   0.840
                                                                               2008   1.099
                                                                               2007   1.117
 MSF MFS(R) Value Subaccount (Class B) (4/14)................................. 2014   1.180
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)..................... 2014   1.468
                                                                               2013   1.177
Money Market Portfolio
 Money Market Subaccount (5/03)............................................... 2006   1.002
                                                                               2005   0.989
Oppenheimer Variable Account Funds
 Oppenheimer Capital Appreciation Subaccount/VA (Service Shares) (6/03)....... 2006   1.337
                                                                               2005   1.294
 Oppenheimer Global Securities Subaccount/VA (Service Shares) (6/03).......... 2006   1.858
                                                                               2005   1.654



                                                                                                NUMBER OF UNITS
                                                                                UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                   END OF YEAR      END OF YEAR
------------------------------------------------------------------------------ --------------- ----------------
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *................. 1.371               1,392,297
                                                                               1.364               2,101,336
                                                                               1.090               2,614,232
                                                                               0.913               3,092,017
                                                                               1.013               3,351,427
                                                                               0.887               3,797,293
                                                                               0.645               5,083,679
                                                                               1.101               6,913,233
                                                                               1.052               7,808,887
 MIST PIMCO Total Return Subaccount (Class B) (5/11).......................... 1.588               4,906,754
                                                                               1.548               6,433,826
                                                                               1.603               8,842,108
                                                                               1.490               9,215,698
 MIST Pioneer Fund Subaccount (Class B) (5/11)................................ 2.154               1,347,938
                                                                               1.972               1,625,287
                                                                               1.509               2,100,849
                                                                               1.389               2,570,316
 MIST Pioneer Strategic Income Subaccount (Class E) (5/09).................... 1.682               4,712,750
                                                                               1.635               6,289,123
                                                                               1.638               7,794,736
                                                                               1.493               8,520,374
                                                                               1.465               9,951,087
                                                                               1.328              10,244,403
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)............... 2.265                 450,145
Metropolitan Series Fund
 MSF BlackRock Capital Appreciation Subaccount (Class E) (5/09)............... 1.827                 639,802
                                                                               1.707                 890,153
                                                                               1.293               1,139,583
                                                                               1.150               1,575,783
                                                                               1.285               2,049,756
                                                                               1.091               1,993,238
 MSF BlackRock Money Market Subaccount (Class A) (4/06)....................... 0.991               7,232,861
                                                                               1.007              10,018,131
                                                                               1.022              12,543,678
                                                                               1.038              13,039,890
                                                                               1.055              14,271,296
                                                                               1.071              16,182,132
                                                                               1.083              23,360,395
                                                                               1.069              14,341,336
                                                                               1.034               9,629,261
 MSF Jennison Growth Subaccount (Class B) (4/12).............................. 1.388               2,861,766
                                                                               1.296               2,530,340
                                                                               0.963               3,136,059
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/14).................. 1.375               6,884,412
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/14).................. 1.356               6,363,655
 MSF MFS(R) Total Return Subaccount (Class B) (4/07).......................... 1.454               1,388,954
                                                                               1.363               1,958,493
                                                                               1.166               2,414,691
                                                                               1.064               2,485,648
                                                                               1.058               2,690,661
                                                                               0.978               2,944,278
                                                                               0.840               1,287,130
                                                                               1.099               1,389,767
 MSF MFS(R) Value Subaccount (Class B) (4/14)................................. 1.284               2,051,341
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)..................... 1.441               1,742,472
                                                                               1.468               2,660,872
Money Market Portfolio
 Money Market Subaccount (5/03)............................................... 1.011                      --
                                                                               1.002               8,603,519
Oppenheimer Variable Account Funds
 Oppenheimer Capital Appreciation Subaccount/VA (Service Shares) (6/03)....... 1.397                      --
                                                                               1.337               2,686,991
 Oppenheimer Global Securities Subaccount/VA (Service Shares) (6/03).......... 2.022                      --
                                                                               1.858               3,678,397

                 PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                        UNIT VALUE AT
                                                                                         BEGINNING OF
PORTFOLIO NAME                                                                   YEAR        YEAR
------------------------------------------------------------------------------- ------ ---------------
Pioneer Variable Contracts Trust
 Pioneer America Income VCT Subaccount (Class II) (5/03)....................... 2007   1.028
                                                                                2006   1.012
                                                                                2005   1.010
 Pioneer AmPac Growth VCT Subaccount (Class II) (4/04)......................... 2006   0.998
                                                                                2005   1.002
 Pioneer Balanced VCT Subaccount (Class II) (6/03)............................. 2006   1.167
                                                                                2005   1.143
 Pioneer Bond VCT Subaccount (Class II) (11/07)................................ 2011   1.320
                                                                                2010   1.230
                                                                                2009   1.065
                                                                                2008   1.092
                                                                                2007   1.079
 Pioneer Disciplined Value VCT Subaccount (Class II) (3/05).................... 2014   1.397
                                                                                2013   1.103
                                                                                2012   1.013
                                                                                2011   1.068
                                                                                2010   0.993
                                                                                2009   0.871
                                                                                2008   1.312
                                                                                2007   1.252
                                                                                2006   1.086
                                                                                2005   0.986
 Pioneer Equity Opportunity VCT Subaccount (Class II) (5/05)................... 2007   1.251
                                                                                2006   1.065
                                                                                2005   0.978
 Pioneer Europe VCT Subaccount (Class II) (6/03)............................... 2006   1.585
                                                                                2005   1.493
 Pioneer Fund VCT Subaccount (Class II) (6/03)................................. 2011   1.479
                                                                                2010   1.298
                                                                                2009   1.055
                                                                                2008   1.633
                                                                                2007   1.583
                                                                                2006   1.381
                                                                                2005   1.324
 Pioneer Global High Yield VCT Subaccount (Class II) (3/05).................... 2009   0.747
                                                                                2008   1.154
                                                                                2007   1.148
                                                                                2006   1.041
                                                                                2005   0.996
 Pioneer High Yield VCT Subaccount (Class II) (6/03)........................... 2010   1.355
                                                                                2009   0.860
                                                                                2008   1.357
                                                                                2007   1.305
                                                                                2006   1.224
                                                                                2005   1.223
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) (4/05)....... 2009   0.750
                                                                                2008   1.266
                                                                                2007   1.222
                                                                                2006   1.085
                                                                                2005   1.003
 Pioneer Independence VCT Subaccount (Class II) (6/03)......................... 2009   0.700
                                                                                2008   1.394
                                                                                2007   1.318
                                                                                2006   1.228
                                                                                2005   1.208
 Pioneer International Value VCT Subaccount (Class II) (6/03).................. 2009   1.240
                                                                                2008   2.295
                                                                                2007   2.059
                                                                                2006   1.706
                                                                                2005   1.504
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) (4/04)........... 2009   0.763
                                                                                2008   1.257
                                                                                2007   1.181
                                                                                2006   1.167
                                                                                2005   1.095



                                                                                                 NUMBER OF UNITS
                                                                                 UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                    END OF YEAR      END OF YEAR
------------------------------------------------------------------------------- --------------- ----------------
Pioneer Variable Contracts Trust
 Pioneer America Income VCT Subaccount (Class II) (5/03)....................... 1.067                      --
                                                                                1.028               4,768,839
                                                                                1.012               6,794,346
 Pioneer AmPac Growth VCT Subaccount (Class II) (4/04)......................... 1.123                      --
                                                                                0.998                 232,637
 Pioneer Balanced VCT Subaccount (Class II) (6/03)............................. 1.243                      --
                                                                                1.167               2,704,035
 Pioneer Bond VCT Subaccount (Class II) (11/07)................................ 1.349                      --
                                                                                1.320               4,605,978
                                                                                1.230               4,848,558
                                                                                1.065               3,503,527
                                                                                1.092               3,804,349
 Pioneer Disciplined Value VCT Subaccount (Class II) (3/05).................... 1.392                      --
                                                                                1.397               2,432,292
                                                                                1.103               3,009,187
                                                                                1.013               3,280,088
                                                                                1.068               3,808,059
                                                                                0.993               4,206,784
                                                                                0.871               3,598,356
                                                                                1.312               4,044,082
                                                                                1.252               2,827,528
                                                                                1.086               1,193,160
 Pioneer Equity Opportunity VCT Subaccount (Class II) (5/05)................... 1.377                      --
                                                                                1.251                  70,810
                                                                                1.065                  26,014
 Pioneer Europe VCT Subaccount (Class II) (6/03)............................... 2.015                      --
                                                                                1.585                  64,918
 Pioneer Fund VCT Subaccount (Class II) (6/03)................................. 1.582                      --
                                                                                1.479               3,159,004
                                                                                1.298               3,570,805
                                                                                1.055               4,691,252
                                                                                1.633               5,631,988
                                                                                1.583               3,751,011
                                                                                1.381               3,454,934
 Pioneer Global High Yield VCT Subaccount (Class II) (3/05).................... 0.745                      --
                                                                                0.747               1,704,975
                                                                                1.154               1,848,001
                                                                                1.148               1,278,481
                                                                                1.041                 337,542
 Pioneer High Yield VCT Subaccount (Class II) (6/03)........................... 1.452                      --
                                                                                1.355               7,476,040
                                                                                0.860               5,955,607
                                                                                1.357               7,494,369
                                                                                1.305               9,697,077
                                                                                1.224               7,620,435
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) (4/05)....... 0.718                      --
                                                                                0.750               1,159,831
                                                                                1.266               1,471,687
                                                                                1.222               1,235,655
                                                                                1.085                 202,129
 Pioneer Independence VCT Subaccount (Class II) (6/03)......................... 0.737                      --
                                                                                0.700               1,382,110
                                                                                1.394               1,632,565
                                                                                1.318               1,610,538
                                                                                1.228               1,726,868
 Pioneer International Value VCT Subaccount (Class II) (6/03).................. 1.133                      --
                                                                                1.240               1,301,133
                                                                                2.295               1,649,508
                                                                                2.059               1,196,732
                                                                                1.706                 568,600
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) (4/04)........... 0.786                      --
                                                                                0.763               2,074,678
                                                                                1.257               2,476,758
                                                                                1.181               2,348,224
                                                                                1.167               1,685,546

                PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                      UNIT VALUE AT
                                                                                       BEGINNING OF
PORTFOLIO NAME                                                                 YEAR        YEAR
----------------------------------------------------------------------------- ------ ---------------
 Pioneer Small and Mid Cap Growth VCT Subaccount (Class II) (4/04)........... 2007   1.174
                                                                              2006   1.106
                                                                              2005   1.074
 Pioneer Small Cap Value VCT Subaccount (Class II) (6/03).................... 2009   1.095
                                                                              2008   1.797
                                                                              2007   1.966
                                                                              2006   1.749
                                                                              2005   1.599
 Pioneer Small Company VCT Subaccount (Class II) (6/03)...................... 2006   1.434
                                                                              2005   1.433
 Pioneer Strategic Income VCT Subaccount (Class II) (5/03)................... 2009   1.131
                                                                              2008   1.301
                                                                              2007   1.245
                                                                              2006   1.190
                                                                              2005   1.179
 Pioneer Value VCT Subaccount (Class II) (6/03).............................. 2007   1.526
                                                                              2006   1.347
                                                                              2005   1.307
 Pioneer VCT Emerging Markets Subaccount (Class II) (6/03)................... 2014   2.852
                                                                              2013   2.962
                                                                              2012   2.694
                                                                              2011   3.582
                                                                              2010   3.147
                                                                              2009   1.837
                                                                              2008   4.474
                                                                              2007   3.190
                                                                              2006   2.391
                                                                              2005   1.764
 Pioneer VCT Equity Income Subaccount (Class II) (6/03)...................... 2014   2.194
                                                                              2013   1.730
                                                                              2012   1.598
                                                                              2011   1.534
                                                                              2010   1.307
                                                                              2009   1.165
                                                                              2008   1.703
                                                                              2007   1.720
                                                                              2006   1.430
                                                                              2005   1.377
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05)......... 2014   1.430
                                                                              2013   1.218
                                                                              2012   1.105
                                                                              2011   1.161
                                                                              2010   1.027
                                                                              2009   0.786
                                                                              2008   1.230
                                                                              2007   1.182
                                                                              2006   1.065
                                                                              2005   0.983
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05)....... 2014   1.421
                                                                              2013   1.241
                                                                              2012   1.130
                                                                              2011   1.172
                                                                              2010   1.045
                                                                              2009   0.807
                                                                              2008   1.190
                                                                              2007   1.144
                                                                              2006   1.050
                                                                              2005   0.993
 Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)...................... 2014   2.381
                                                                              2013   1.822
                                                                              2012   1.670
                                                                              2011   1.801
                                                                              2010   1.551
                                                                              2009   1.258
                                                                              2008   1.928
                                                                              2007   1.859
                                                                              2006   1.682
                                                                              2005   1.587



                                                                                               NUMBER OF UNITS
                                                                               UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                  END OF YEAR      END OF YEAR
----------------------------------------------------------------------------- --------------- ----------------
 Pioneer Small and Mid Cap Growth VCT Subaccount (Class II) (4/04)........... 1.388                      --
                                                                              1.174               1,226,059
                                                                              1.106                 936,147
 Pioneer Small Cap Value VCT Subaccount (Class II) (6/03).................... 1.045                      --
                                                                              1.095               2,490,140
                                                                              1.797               2,852,927
                                                                              1.966               3,129,990
                                                                              1.749               2,669,108
 Pioneer Small Company VCT Subaccount (Class II) (6/03)...................... 1.523                      --
                                                                              1.434                 419,974
 Pioneer Strategic Income VCT Subaccount (Class II) (5/03)................... 1.197                      --
                                                                              1.131               8,328,257
                                                                              1.301               9,110,661
                                                                              1.245               9,142,180
                                                                              1.190               8,241,194
 Pioneer Value VCT Subaccount (Class II) (6/03).............................. 1.528                      --
                                                                              1.526               2,337,917
                                                                              1.347               2,421,565
 Pioneer VCT Emerging Markets Subaccount (Class II) (6/03)................... 2.809                      --
                                                                              2.852                 847,496
                                                                              2.962               1,120,776
                                                                              2.694               1,346,342
                                                                              3.582               1,596,518
                                                                              3.147               1,761,043
                                                                              1.837               1,762,960
                                                                              4.474               2,011,775
                                                                              3.190               1,830,275
                                                                              2.391               1,486,700
 Pioneer VCT Equity Income Subaccount (Class II) (6/03)...................... 2.243                      --
                                                                              2.194               2,179,154
                                                                              1.730               2,557,034
                                                                              1.598               2,994,484
                                                                              1.534               3,266,040
                                                                              1.307               3,687,192
                                                                              1.165               4,667,821
                                                                              1.703               6,027,323
                                                                              1.720               5,768,509
                                                                              1.430               5,347,969
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05)......... 1.447                      --
                                                                              1.430               4,145,668
                                                                              1.218               5,042,778
                                                                              1.105               5,387,864
                                                                              1.161               5,688,750
                                                                              1.027               5,750,319
                                                                              0.786               6,942,526
                                                                              1.230               6,977,094
                                                                              1.182               4,945,595
                                                                              1.065               2,086,772
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05)....... 1.439                      --
                                                                              1.421               5,095,981
                                                                              1.241               7,336,704
                                                                              1.130               7,797,111
                                                                              1.172               9,063,688
                                                                              1.045              11,902,467
                                                                              0.807              15,700,518
                                                                              1.190              17,658,937
                                                                              1.144              15,516,288
                                                                              1.050               9,264,900
 Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)...................... 2.691                 887,845
                                                                              2.381               1,017,811
                                                                              1.822               1,275,134
                                                                              1.670               1,644,377
                                                                              1.801               1,925,836
                                                                              1.551               2,087,828
                                                                              1.258               3,000,107
                                                                              1.928               3,743,748
                                                                              1.859               3,474,635
                                                                              1.682               3,388,779

                            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                             UNIT VALUE AT                   NUMBER OF UNITS
                                                                              BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------- ------ --------------- --------------- ----------------
 Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03)........ 2014   2.501           3.215                 721,711
                                                                     2013   2.501           2.501               1,061,571
                                                                     2012   2.189           2.501               1,357,583
                                                                     2011   2.025           2.189               1,510,689
                                                                     2010   1.600           2.025               1,739,293
                                                                     2009   1.235           1.600               1,923,485
                                                                     2008   2.035           1.235               1,900,438
                                                                     2007   2.555           2.035               2,341,756
                                                                     2006   1.901           2.555               2,842,057
                                                                     2005   1.681           1.901               2,624,804





                        PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.90%
                                                                                           UNIT VALUE AT
                                                                                            BEGINNING OF
PORTFOLIO NAME                                                                      YEAR        YEAR
---------------------------------------------------------------------------------- ------ ---------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Subaccount (Series II) (6/03)...................... 2007   0.985
                                                                                   2006   1.000
 AIM V.I. Mid Cap Core Equity Subaccount (Series II) (6/03)....................... 2008   1.099
                                                                                   2007   1.036
                                                                                   2006   1.000
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (6/03)................. 2014   1.396
                                                                                   2013   1.108
                                                                                   2012   1.019
                                                                                   2011   0.989
                                                                                   2010   0.844
                                                                                   2009   0.741
                                                                                   2008   1.046
                                                                                   2007   1.107
                                                                                   2006   1.000
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (6/03)............. 2014   1.385
                                                                                   2013   1.032
                                                                                   2012   0.959
                                                                                   2011   1.037
                                                                                   2010   0.836
                                                                                   2009   0.600
                                                                                   2008   1.074
                                                                                   2007   0.994
                                                                                   2006   1.000
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)......................... 2014   1.229
                                                                                   2013   1.029
                                                                                   2012   0.896
                                                                                   2011   1.032
                                                                                   2010   0.980
                                                                                   2009   0.736
                                                                                   2008   1.271
                                                                                   2007   1.133
                                                                                   2006   1.000
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)....... 2014   1.487
                                                                                   2013   1.039
                                                                                   2012   0.903
                                                                                   2011   0.910
                                                                                   2010   0.751
                                                                                   2009   0.576
                                                                                   2008   0.998
                                                                                   2007   1.046
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............ 2014   1.243
                                                                                   2013   0.968
                                                                                   2012   0.867
                                                                                   2011   0.952
                                                                                   2010   0.840
                                                                                   2009   0.668
                                                                                   2008   1.085
                                                                                   2007   1.143



                                                                                                    NUMBER OF UNITS
                                                                                    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                       END OF YEAR      END OF YEAR
---------------------------------------------------------------------------------- --------------- ----------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Subaccount (Series II) (6/03)...................... 1.046           --
                                                                                   0.985           --
 AIM V.I. Mid Cap Core Equity Subaccount (Series II) (6/03)....................... 1.082           --
                                                                                   1.099           --
                                                                                   1.036           --
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (6/03)................. 1.474           --
                                                                                   1.396           --
                                                                                   1.108           --
                                                                                   1.019           --
                                                                                   0.989           --
                                                                                   0.844           --
                                                                                   0.741           --
                                                                                   1.046           --
                                                                                   1.107           --
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (6/03)............. 1.446           --
                                                                                   1.385           --
                                                                                   1.032           --
                                                                                   0.959           --
                                                                                   1.037           --
                                                                                   0.836           --
                                                                                   0.600           --
                                                                                   1.074           --
                                                                                   0.994           --
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)......................... 1.061           --
                                                                                   1.229           --
                                                                                   1.029           --
                                                                                   0.896           --
                                                                                   1.032           --
                                                                                   0.980           --
                                                                                   0.736           --
                                                                                   1.271           --
                                                                                   1.133           --
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)....... 1.735           --
                                                                                   1.487           --
                                                                                   1.039           --
                                                                                   0.903           --
                                                                                   0.910           --
                                                                                   0.751           --
                                                                                   0.576           --
                                                                                   0.998           --
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............ 1.245           --
                                                                                   1.243           --
                                                                                   0.968           --
                                                                                   0.867           --
                                                                                   0.952           --
                                                                                   0.840           --
                                                                                   0.668           --
                                                                                   1.085           --

                PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.90% (CONTINUED)
                                                                                       UNIT VALUE AT
                                                                                        BEGINNING OF
PORTFOLIO NAME                                                                  YEAR        YEAR
------------------------------------------------------------------------------ ------ ---------------
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (4/07)....... 2014   1.256
                                                                               2013   1.029
                                                                               2012   0.928
                                                                               2011   0.887
                                                                               2010   0.815
                                                                               2009   0.684
                                                                               2008   1.082
                                                                               2007   1.088
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class II) (4/05).................................. 2007   1.102
                                                                               2006   1.000
 LMPVPI Total Return Subaccount (Class II) (6/03)............................. 2007   1.067
                                                                               2006   1.000
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class II) (6/03)....................... 2007   1.024
                                                                               2006   1.000
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (5/10)........................ 2014   1.392
                                                                               2013   1.310
                                                                               2012   1.158
                                                                               2011   1.164
                                                                               2010   1.111
 MIST Invesco Comstock Subaccount (Class B) (4/14)............................ 2014   1.359
 MIST Met/AIM Capital Appreciation Subaccount (Class E) (4/07) *.............. 2009   0.594
                                                                               2008   1.068
                                                                               2007   1.033
 MIST MFS(R) Emerging Markets Equity Subaccount (Class B) (4/14).............. 2014   0.945
 MIST MFS(R) Research International Subaccount (Class B) (4/07) *............. 2014   1.160
                                                                               2013   1.001
                                                                               2012   0.883
                                                                               2011   1.018
                                                                               2010   0.941
                                                                               2009   0.736
                                                                               2008   1.315
                                                                               2007   1.263
 MIST MLA Mid Cap Subaccount (Class B) (4/08)................................. 2013   0.910
                                                                               2012   0.890
                                                                               2011   0.968
                                                                               2010   0.811
                                                                               2009   0.610
                                                                               2008   0.975
 MIST Oppenheimer Capital Appreciation Subaccount (Class B) (4/06)............ 2012   0.828
                                                                               2011   0.864
                                                                               2010   0.813
                                                                               2009   0.582
                                                                               2008   1.109
                                                                               2007   0.999
                                                                               2006   0.994
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *................. 2014   1.229
                                                                               2013   0.995
                                                                               2012   0.846
                                                                               2011   0.951
                                                                               2010   0.844
                                                                               2009   0.622
                                                                               2008   1.077
                                                                               2007   1.043
                                                                               2006   0.996
 MIST PIMCO Total Return Subaccount (Class B) (5/11).......................... 2014   1.284
                                                                               2013   1.348
                                                                               2012   1.270
                                                                               2011   1.287
 MIST Pioneer Fund Subaccount (Class B) (5/11)................................ 2014   1.246
                                                                               2013   0.967
                                                                               2012   0.902
                                                                               2011   1.034



                                                                                                NUMBER OF UNITS
                                                                                UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                   END OF YEAR      END OF YEAR
------------------------------------------------------------------------------ --------------- ----------------
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (4/07)....... 1.384           --
                                                                               1.256           --
                                                                               1.029           --
                                                                               0.928           --
                                                                               0.887           --
                                                                               0.815           --
                                                                               0.684           --
                                                                               1.082           --
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class II) (4/05).................................. 1.150           --
                                                                               1.102           --
 LMPVPI Total Return Subaccount (Class II) (6/03)............................. 1.093           --
                                                                               1.067           --
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class II) (6/03)....................... 1.055           --
                                                                               1.024           --
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (5/10)........................ 1.397           --
                                                                               1.392           --
                                                                               1.310           --
                                                                               1.158           --
                                                                               1.164           --
 MIST Invesco Comstock Subaccount (Class B) (4/14)............................ 1.433           --
 MIST Met/AIM Capital Appreciation Subaccount (Class E) (4/07) *.............. 0.562           --
                                                                               0.594           --
                                                                               1.068           --
 MIST MFS(R) Emerging Markets Equity Subaccount (Class B) (4/14).............. 0.890           --
 MIST MFS(R) Research International Subaccount (Class B) (4/07) *............. 1.048           --
                                                                               1.160           --
                                                                               1.001           --
                                                                               0.883           --
                                                                               1.018           --
                                                                               0.941           --
                                                                               0.736           --
                                                                               1.315           --
 MIST MLA Mid Cap Subaccount (Class B) (4/08)................................. 0.983           --
                                                                               0.910           --
                                                                               0.890           --
                                                                               0.968           --
                                                                               0.811           --
                                                                               0.610           --
 MIST Oppenheimer Capital Appreciation Subaccount (Class B) (4/06)............ 0.927           --
                                                                               0.828           --
                                                                               0.864           --
                                                                               0.813           --
                                                                               0.582           --
                                                                               1.109           --
                                                                               0.999           --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *................. 1.220           --
                                                                               1.229           --
                                                                               0.995           --
                                                                               0.846           --
                                                                               0.951           --
                                                                               0.844           --
                                                                               0.622           --
                                                                               1.077           --
                                                                               1.043           --
 MIST PIMCO Total Return Subaccount (Class B) (5/11).......................... 1.300           --
                                                                               1.284           --
                                                                               1.348           --
                                                                               1.270           --
 MIST Pioneer Fund Subaccount (Class B) (5/11)................................ 1.343           --
                                                                               1.246           --
                                                                               0.967           --
                                                                               0.902           --

                PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.90% (CONTINUED)
                                                                                       UNIT VALUE AT
                                                                                        BEGINNING OF
PORTFOLIO NAME                                                                  YEAR        YEAR
------------------------------------------------------------------------------ ------ ---------------
 MIST Pioneer Strategic Income Subaccount (Class E) (5/09).................... 2014   1.359
                                                                               2013   1.379
                                                                               2012   1.274
                                                                               2011   1.268
                                                                               2010   1.165
                                                                               2009   0.961
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)............... 2014   1.246
Metropolitan Series Fund
 MSF BlackRock Capital Appreciation Subaccount (Class E) (5/09)............... 2014   1.068
                                                                               2013   0.820
                                                                               2012   0.740
                                                                               2011   0.837
                                                                               2010   0.720
                                                                               2009   0.578
 MSF BlackRock Money Market Subaccount (Class A) (4/06)....................... 2014   0.901
                                                                               2013   0.927
                                                                               2012   0.955
                                                                               2011   0.983
                                                                               2010   1.012
                                                                               2009   1.037
                                                                               2008   1.038
                                                                               2007   1.017
                                                                               2006   1.004
 MSF Jennison Growth Subaccount (Class B) (4/12).............................. 2014   1.169
                                                                               2013   0.880
                                                                               2012   0.920
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/14).................. 2014   1.193
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/14).................. 2014   1.170
 MSF MFS(R) Total Return Subaccount (Class B) (4/07).......................... 2014   1.228
                                                                               2013   1.065
                                                                               2012   0.985
                                                                               2011   0.993
                                                                               2010   0.931
                                                                               2009   0.810
                                                                               2008   1.074
                                                                               2007   1.102
 MSF MFS(R) Value Subaccount (Class B) (4/14)................................. 2014   1.112
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)..................... 2014   1.223
                                                                               2013   0.989
Money Market Portfolio
 Money Market Subaccount (5/03)............................................... 2006   1.000
Oppenheimer Variable Account Funds
 Oppenheimer Capital Appreciation Subaccount/VA (Service Shares) (6/03)....... 2006   1.000
 Oppenheimer Global Securities Subaccount/VA (Service Shares) (6/03).......... 2006   1.000
Pioneer Variable Contracts Trust
 Pioneer America Income VCT Subaccount (Class II) (5/03)...................... 2007   1.005
                                                                               2006   1.000
 Pioneer AmPac Growth VCT Subaccount (Class II) (4/04)........................ 2006   1.000
 Pioneer Balanced VCT Subaccount (Class II) (6/03)............................ 2006   1.000
 Pioneer Bond VCT Subaccount (Class II) (11/07)............................... 2011   1.265
                                                                               2010   1.195
                                                                               2009   1.049
                                                                               2008   1.089
                                                                               2007   1.079
 Pioneer Disciplined Value VCT Subaccount (Class II) (3/05)................... 2014   1.116
                                                                               2013   0.893
                                                                               2012   0.832
                                                                               2011   0.889
                                                                               2010   0.837
                                                                               2009   0.745
                                                                               2008   1.137
                                                                               2007   1.100
                                                                               2006   1.000



                                                                                                NUMBER OF UNITS
                                                                                UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                   END OF YEAR      END OF YEAR
------------------------------------------------------------------------------ --------------- ----------------
 MIST Pioneer Strategic Income Subaccount (Class E) (5/09).................... 1.379                     --
                                                                               1.359                     --
                                                                               1.379                     --
                                                                               1.274                     --
                                                                               1.268                     --
                                                                               1.165                     --
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)............... 1.348                     --
Metropolitan Series Fund
 MSF BlackRock Capital Appreciation Subaccount (Class E) (5/09)............... 1.128                     --
                                                                               1.068                     --
                                                                               0.820                     --
                                                                               0.740                     --
                                                                               0.837                     --
                                                                               0.720                     --
 MSF BlackRock Money Market Subaccount (Class A) (4/06)....................... 0.875                     --
                                                                               0.901                     --
                                                                               0.927                     --
                                                                               0.955                     --
                                                                               0.983                     --
                                                                               1.012                     --
                                                                               1.037                     --
                                                                               1.038                     --
                                                                               1.017                144,557
 MSF Jennison Growth Subaccount (Class B) (4/12).............................. 1.234                     --
                                                                               1.169                     --
                                                                               0.880                     --
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/14).................. 1.223                     --
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/14).................. 1.206                 95,303
 MSF MFS(R) Total Return Subaccount (Class B) (4/07).......................... 1.293                     --
                                                                               1.228                     --
                                                                               1.065                     --
                                                                               0.985                     --
                                                                               0.993                     --
                                                                               0.931                     --
                                                                               0.810                     --
                                                                               1.074                136,677
 MSF MFS(R) Value Subaccount (Class B) (4/14)................................. 1.199                     --
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)..................... 1.184                     --
                                                                               1.223                     --
Money Market Portfolio
 Money Market Subaccount (5/03)............................................... 1.004                     --
Oppenheimer Variable Account Funds
 Oppenheimer Capital Appreciation Subaccount/VA (Service Shares) (6/03)....... 1.005                     --
 Oppenheimer Global Securities Subaccount/VA (Service Shares) (6/03).......... 1.033                     --
Pioneer Variable Contracts Trust
 Pioneer America Income VCT Subaccount (Class II) (5/03)...................... 1.031                     --
                                                                               1.005                     --
 Pioneer AmPac Growth VCT Subaccount (Class II) (4/04)........................ 1.084                     --
 Pioneer Balanced VCT Subaccount (Class II) (6/03)............................ 1.030                     --
 Pioneer Bond VCT Subaccount (Class II) (11/07)............................... 1.287                     --
                                                                               1.265                     --
                                                                               1.195                     --
                                                                               1.049                     --
                                                                               1.089                     --
 Pioneer Disciplined Value VCT Subaccount (Class II) (3/05)................... 1.107                     --
                                                                               1.116                     --
                                                                               0.893                     --
                                                                               0.832                     --
                                                                               0.889                     --
                                                                               0.837                     --
                                                                               0.745                     --
                                                                               1.137                     --
                                                                               1.100                     --

                 PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.90% (CONTINUED)
                                                                                        UNIT VALUE AT
                                                                                         BEGINNING OF
PORTFOLIO NAME                                                                   YEAR        YEAR
------------------------------------------------------------------------------- ------ ---------------
 Pioneer Equity Opportunity VCT Subaccount (Class II) (5/05)................... 2007   1.106
                                                                                2006   1.000
 Pioneer Europe VCT Subaccount (Class II) (6/03)............................... 2006   1.000
 Pioneer Fund VCT Subaccount (Class II) (6/03)................................. 2011   0.973
                                                                                2010   0.866
                                                                                2009   0.713
                                                                                2008   1.119
                                                                                2007   1.099
                                                                                2006   1.000
 Pioneer Global High Yield VCT Subaccount (Class II) (3/05).................... 2009   0.680
                                                                                2008   1.065
                                                                                2007   1.073
                                                                                2006   1.000
 Pioneer High Yield VCT Subaccount (Class II) (6/03)........................... 2010   1.040
                                                                                2009   0.669
                                                                                2008   1.070
                                                                                2007   1.043
                                                                                2006   1.000
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) (4/05)....... 2009   0.639
                                                                                2008   1.093
                                                                                2007   1.070
                                                                                2006   1.000
 Pioneer Independence VCT Subaccount (Class II) (6/03)......................... 2009   0.544
                                                                                2008   1.100
                                                                                2007   1.054
                                                                                2006   1.000
 Pioneer International Value VCT Subaccount (Class II) (6/03).................. 2009   0.657
                                                                                2008   1.234
                                                                                2007   1.121
                                                                                2006   1.000
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) (4/04)........... 2009   0.618
                                                                                2008   1.031
                                                                                2007   0.982
                                                                                2006   1.000
 Pioneer Small and Mid Cap Growth VCT Subaccount (Class II) (4/04)............. 2007   1.003
                                                                                2006   1.000
 Pioneer Small Cap Value VCT Subaccount (Class II) (6/03)...................... 2009   0.561
                                                                                2008   0.933
                                                                                2007   1.035
                                                                                2006   1.000
 Pioneer Small Company VCT Subaccount (Class II) (6/03)........................ 2006   1.000
 Pioneer Strategic Income VCT Subaccount (Class II) (5/03)..................... 2009   0.909
                                                                                2008   1.060
                                                                                2007   1.028
                                                                                2006   1.000
 Pioneer Value VCT Subaccount (Class II) (6/03)................................ 2007   1.080
                                                                                2006   1.000
 Pioneer VCT Emerging Markets Subaccount (Class II) (6/03)..................... 2014   0.960
                                                                                2013   1.010
                                                                                2012   0.932
                                                                                2011   1.256
                                                                                2010   1.118
                                                                                2009   0.661
                                                                                2008   1.633
                                                                                2007   1.180
                                                                                2006   1.000
 Pioneer VCT Equity Income Subaccount (Class II) (6/03)........................ 2014   1.335
                                                                                2013   1.066
                                                                                2012   0.999
                                                                                2011   0.972
                                                                                2010   0.839
                                                                                2009   0.758
                                                                                2008   1.123
                                                                                2007   1.150
                                                                                2006   1.000



                                                                                                 NUMBER OF UNITS
                                                                                 UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                    END OF YEAR      END OF YEAR
------------------------------------------------------------------------------- --------------- ----------------
 Pioneer Equity Opportunity VCT Subaccount (Class II) (5/05)................... 1.204           --
                                                                                1.106           --
 Pioneer Europe VCT Subaccount (Class II) (6/03)............................... 1.190           --
 Pioneer Fund VCT Subaccount (Class II) (6/03)................................. 1.036           --
                                                                                0.973           --
                                                                                0.866           --
                                                                                0.713           --
                                                                                1.119           --
                                                                                1.099           --
 Pioneer Global High Yield VCT Subaccount (Class II) (3/05).................... 0.675           --
                                                                                0.680           --
                                                                                1.065           --
                                                                                1.073           --
 Pioneer High Yield VCT Subaccount (Class II) (6/03)........................... 1.110           --
                                                                                1.040           --
                                                                                0.669           --
                                                                                1.070           --
                                                                                1.043           --
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) (4/05)....... 0.609           --
                                                                                0.639           --
                                                                                1.093           --
                                                                                1.070           --
 Pioneer Independence VCT Subaccount (Class II) (6/03)......................... 0.571           --
                                                                                0.544           --
                                                                                1.100           --
                                                                                1.054           --
 Pioneer International Value VCT Subaccount (Class II) (6/03).................. 0.598           --
                                                                                0.657           --
                                                                                1.234           --
                                                                                1.121           --
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) (4/04)........... 0.634           --
                                                                                0.618           --
                                                                                1.031           --
                                                                                0.982           --
 Pioneer Small and Mid Cap Growth VCT Subaccount (Class II) (4/04)............. 1.173           --
                                                                                1.003           --
 Pioneer Small Cap Value VCT Subaccount (Class II) (6/03)...................... 0.533           --
                                                                                0.561           --
                                                                                0.933           --
                                                                                1.035           --
 Pioneer Small Company VCT Subaccount (Class II) (6/03)........................ 0.986           --
 Pioneer Strategic Income VCT Subaccount (Class II) (5/03)..................... 0.958           --
                                                                                0.909           --
                                                                                1.060           --
                                                                                1.028           --
 Pioneer Value VCT Subaccount (Class II) (6/03)................................ 1.069           --
                                                                                1.080           --
 Pioneer VCT Emerging Markets Subaccount (Class II) (6/03)..................... 0.941           --
                                                                                0.960           --
                                                                                1.010           --
                                                                                0.932           --
                                                                                1.256           --
                                                                                1.118           --
                                                                                0.661           --
                                                                                1.633           --
                                                                                1.180           --
 Pioneer VCT Equity Income Subaccount (Class II) (6/03)........................ 1.358           --
                                                                                1.335           --
                                                                                1.066           --
                                                                                0.999           --
                                                                                0.972           --
                                                                                0.839           --
                                                                                0.758           --
                                                                                1.123           --
                                                                                1.150           --

                PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.90% (CONTINUED)
                                                                                      UNIT VALUE AT
                                                                                       BEGINNING OF
PORTFOLIO NAME                                                                 YEAR        YEAR
----------------------------------------------------------------------------- ------ ---------------
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05)......... 2014   1.167
                                                                              2013   1.007
                                                                              2012   0.927
                                                                              2011   0.986
                                                                              2010   0.885
                                                                              2009   0.686
                                                                              2008   1.089
                                                                              2007   1.060
                                                                              2006   1.000
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05)....... 2014   1.185
                                                                              2013   1.049
                                                                              2012   0.968
                                                                              2011   1.018
                                                                              2010   0.920
                                                                              2009   0.720
                                                                              2008   1.076
                                                                              2007   1.049
                                                                              2006   1.000
 Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)...................... 2014   1.239
                                                                              2013   0.961
                                                                              2012   0.893
                                                                              2011   0.976
                                                                              2010   0.852
                                                                              2009   0.700
                                                                              2008   1.088
                                                                              2007   1.064
                                                                              2006   1.000
 Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03)................. 2014   1.108
                                                                              2013   1.124
                                                                              2012   0.997
                                                                              2011   0.935
                                                                              2010   0.748
                                                                              2009   0.586
                                                                              2008   0.978
                                                                              2007   1.245
                                                                              2006   1.000



                                                                                               NUMBER OF UNITS
                                                                               UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                  END OF YEAR      END OF YEAR
----------------------------------------------------------------------------- --------------- ----------------
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05)......... 1.176                     --
                                                                              1.167                 95,067
                                                                              1.007                 95,251
                                                                              0.927                350,066
                                                                              0.986                346,157
                                                                              0.885                341,559
                                                                              0.686                341,852
                                                                              1.089                335,694
                                                                              1.060                268,213
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05)....... 1.195                     --
                                                                              1.185                     --
                                                                              1.049                     --
                                                                              0.968                 67,162
                                                                              1.018                 67,162
                                                                              0.920                 67,162
                                                                              0.720                 67,162
                                                                              1.076                 67,162
                                                                              1.049                 67,162
 Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)...................... 1.382                     --
                                                                              1.239                     --
                                                                              0.961                     --
                                                                              0.893                     --
                                                                              0.976                     --
                                                                              0.852                     --
                                                                              0.700                     --
                                                                              1.088                     --
                                                                              1.064                     --
 Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03)................. 1.406                     --
                                                                              1.108                     --
                                                                              1.124                     --
                                                                              0.997                     --
                                                                              0.935                     --
                                                                              0.748                     --
                                                                              0.586                     --
                                                                              0.978                     --
                                                                              1.245                     --


------------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table - Annual Separate Account Charges" for more information.


The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2014.


Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.


Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2014 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.


Effective on or about 05/01/2006, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account
Funds-Oppenheimer Capital Appreciation Fund/VA was replaced by Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account
Funds-Oppenheimer Global Securities Fund/VA was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/24/2006, Pioneer Variable Contracts Trust-Pioneer Small Company VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer AmPac Growth VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Oak Ridge Large Cap Growth VCT Portfolio and is no longer available as a funding option.

Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer Balanced VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Ibbotson Moderate Allocation VCT Portfolio and is no longer available as a funding option.

Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer Europe VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer International Value VCT Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Capital Appreciation Fund was replaced by Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Capital and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II, Inc.-Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Pioneer Variable Contracts Trust-Pioneer Value VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Fund VCT Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Pioneer Variable Contracts Trust-Pioneer America Income VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Bond VCT Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Pioneer Variable Contracts Trust-Pioneer Equity Opportunity VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 11/12/2007, Pioneer Variable Contracts Trust - Pioneer Small and Mid Cap Growth VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 4/28/2008, AIM Variable Insurance Funds-AIM V.I. Mid Cap Core Equity Fund was replaced by Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Strategic Income VCT Portfolio was replaced by Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Global High Yield VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Ibbotson Aggressive Allocation VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Independence VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer International Value VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Oak Ridge Large Cap Value VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Small Cap Value VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/03/2010, Pioneer Variable Contracts Trust-Pioneer High Yield VCT Portfolio was replaced by Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 05/2/2011, Pioneer Variable Contracts Trust-Pioneer Bond VCT Portfolio was replaced by Met Investors Series Trust-PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/2/2011, Pioneer Variable Contracts Trust-Pioneer Fund VCT Portfolio was replaced by Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2012, Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio merged into Metropolitan Series Fund-Jennison Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-MLA Mid Cap Portfolio merged into Metropolitan Series Fund-Neuberger Berman Genesis Portfolio and is no longer available as a funding option.


Effective on or about 4/28/2014, Pioneer Variable Contracts Trust-Pioneer Equity Income VCT Portfolio - Class II was replaced by Met Investors Series Trust-Invesco Comstock Portfolio - Class B and is no longer available as a funding option.

Effective on or about 4/28/2014, Pioneer Variable Contracts Trust-Pioneer Ibbotson Moderate Allocation VCT Portfolio - Class II was replaced by Metropolitan Series Fund-MetLife Asset Allocation 60 Portfolio - Class B and is no longer available as a funding option.

Effective on or about 4/28/2014, Pioneer Variable Contracts Trust-Pioneer Ibbotson Growth Allocation VCT Portfolio - Class II was replaced by Metropolitan Series Fund-MetLife Asset Allocation 80 Portfolio - Class B and is no longer available as a funding option.

Effective on or about 4/28/2014, Pioneer Variable Contracts Trust-Pioneer Emerging Markets VCT Portfolio - Class II was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio - Class B and is no longer available as a funding option.

Effective on or about 4/28/2014, Pioneer Variable Contracts Trust-Pioneer Disciplined Value VCT Portfolio - Class II was replaced by Metropolitan Series Fund-MFS(R) Value Portfolio - Class B and is no longer available as a funding option.

Effective on or about 4/28/2014, Legg Mason Partners Variable Equity Trust-ClearBridge Variable All Cap Value Portfolio - Class I was replaced by Met Investors Series Trust-T. Rowe Price Large Cap Value Portfolio - Class E and is no longer available as a funding option.

                                   APPENDIX B
--------------------------------------------------------------------------------
               ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS



Certain Underlying Funds were subject to a name change. The chart below identifies the former name and new name of each of these Underlying Funds, and where applicable, the former name and the new name of the trust of which the Underlying Fund is a part.



UNDERLYING FUND NAME CHANGES

The following former Underlying Fund was renamed.




                  FORMER NAME                                        NEW NAME
----------------------------------------------- -------------------------------------------------
LEGG MASON VARIABLE EQUITY INCOME TRUST         LEGG MASON VARIABLE EQUITY INCOME TRUST
 Clearbridge Variable Equity Income Portfolio   Clearbridge Variable Dividend Strategy Portfolio

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX C
--------------------------------------------------------------------------------
              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION



The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and MetLife Insurance Company USA. A list of the contents of the Statement of Additional Information is set forth below:

       THE INSURANCE COMPANY

       PRINCIPAL UNDERWRITER

       DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

       VALUATION OF ASSETS

           Funding Options
           The Contract Value
           Accumulation Unit Value
           Annuity Unit Value
           Calculation Of Money Market Yield

       FEDERAL TAX CONSIDERATIONS

           Mandatory Distributions for Qualified Plans
           Nonqualified Annuity Contracts
           Individual Retirement Annuities
           Simple Plan IRA Form
           Roth IRAs
           Qualified Pension and Profit Sharing Plans
           Section-403(b) Plans
           Federal Income Tax Withholding

       INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

       CUSTODIAN

       CONDENSED FINANCIAL INFORMATION

       FINANCIAL STATEMENTS


--------------------------------------------------------------------------------

A copy of the MetLife Insurance Company USA Statement of Additional Information dated May 1, 2015 is available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to MetLife Insurance Company USA, P.O. Box 10366, Des Moines, IA 50306-0366.


Name:

Address:


MIC-Book-70-71-75

                        PORTFOLIO ARCHITECT PLUS ANNUITY
                                   ISSUED BY


                         METLIFE INSURANCE COMPANY USA

          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES

                          SUPPLEMENT DATED MAY 1, 2015

                      TO THE PROSPECTUS DATED MAY 1, 2010


This supplement updates certain information contained in your last prospectus dated May 1, 2010 for Portfolio Architect Plus Annuity (the "Contract") issued by MetLife Insurance Company USA ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.


You can choose to have your premium ("Purchase Payments") and any associated Purchase Payment Credits, accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:

AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
     American Funds Global Growth Fund
     American Funds Growth Fund
     American Funds Growth-Income Fund
FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS 2
     Contrafund(R) Portfolio
     Mid Cap Portfolio
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
     Templeton Foreign VIP Fund

LEGG MASON PARTNERS VARIABLE EQUITY TRUST -- CLASS I
     ClearBridge Variable Aggressive Growth Portfolio
     ClearBridge Variable Appreciation Portfolio
     ClearBridge Variable Large Cap Growth Portfolio
     ClearBridge Variable Large Cap Value Portfolio
     ClearBridge Variable Small Cap Growth Portfolio

MET INVESTORS SERIES TRUST
     BlackRock High Yield Portfolio -- Class A
     Clarion Global Real Estate Portfolio -- Class A
     ClearBridge Aggressive Growth Portfolio -- Class A
     Harris Oakmark International Portfolio -- Class A
     Invesco Comstock Portfolio -- Class B
     Invesco Mid Cap Value Portfolio -- Class B
     Invesco Small Cap Growth Portfolio -- Class A
     JPMorgan Small Cap Value Portfolio -- Class A
     Lord Abbett Bond Debenture Portfolio -- Class A
     MetLife Asset Allocation 100 Portfolio -- Class B

     MetLife Small Cap Value Portfolio -- Class B

     MFS(R) Emerging Markets Equity Portfolio -- Class B

     Oppenheimer Global Equity Portfolio -- Class B
     PIMCO Inflation Protected Bond Portfolio -- Class A
     PIMCO Total Return Portfolio -- Class B
     Pioneer Fund Portfolio -- Class A
     Pioneer Strategic Income Portfolio -- Class A

     T. Rowe Price Large Cap Value Portfolio -- Class B

     WMC Large Cap Research Portfolio -- Class E
METROPOLITAN SERIES FUND
     BlackRock Bond Income Portfolio -- Class A
     BlackRock Capital Appreciation Portfolio -- Class A
     BlackRock Money Market Portfolio -- Class A
     Frontier Mid Cap Growth Portfolio -- Class D
     MetLife Asset Allocation 20 Portfolio -- Class B
     MetLife Asset Allocation 40 Portfolio -- Class B
     MetLife Asset Allocation 60 Portfolio -- Class B
     MetLife Asset Allocation 80 Portfolio -- Class B
     MetLife Stock Index Portfolio -- Class B
     MFS(R) Total Return Portfolio -- Class F
     MFS(R) Value Portfolio -- Class A
     Neuberger Berman Genesis Portfolio -- Class B
     T. Rowe Price Large Cap Growth Portfolio -- Class B
     T. Rowe Price Small Cap Growth Portfolio -- Class B
     Western Asset Management U.S. Government Portfolio -- Class A WMC Balanced Portfolio -- Class A
     WMC Core Equity Opportunities Portfolio -- Class A

TRUST FOR ADVISED PORTFOLIOS

     1919 Variable Socially Responsive Balanced Fund

Certain Variable Funding Options have been subject to a name change or reorganization. Please see "Appendix B - Additional Information Regarding Underlying Funds" for more information.


The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 2015. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at P.O. Box 10366, Des Moines, IA 50306-0366, call 800-842-9368 or access the SEC's website (http://www.sec.gov). Please see Appendix C for the SAI's table of contents.


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                                   FEE TABLE
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see
"Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.


CONTRACT OWNER TRANSACTION EXPENSES


WITHDRAWAL CHARGE.........................................................................    8%(1)
(as a percentage of the Purchase Payments and any associated Purchase Payment Credits withdrawn)
TRANSFER CHARGE...........................................................................   $10(2)
(assessed on transfers that exceed 12 per year)
VARIABLE LIQUIDITY BENEFIT CHARGE.........................................................    8%(3)
(As a percentage of the present value of the remaining Annuity Payments that are surrendered.
 The interest rate used to calculate this present value is 1% higher than the Assumed
   (Daily)
 Net Investment Factor used to calculate the Annuity Payments.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.


CONTRACT ADMINISTRATIVE CHARGES


ANNUAL CONTRACT ADMINISTRATIVE CHARGE........ $40(4)

------------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for nine years. The charge is as follows:


     YEARS SINCE PURCHASE PAYMENT MADE          WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years               3 years                8%
          3 years               4 years                7%
          4 years               5 years                6%
          5 years               6 years                5%
          6 years               7 years                4%
          7 years               8 years                3%
          8 years               9 years                2%
         9 years+                                      0%

(2)   We do not currently assess the transfer charge.

(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after nine years. The charge is as follows:


    YEARS SINCE INITIAL PURCHASE PAYMENT        WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years               3 years                8%
          3 years               4 years                7%
          4 years               5 years                6%
          5 years               6 years                5%
          6 years               7 years                4%
          7 years               8 years                3%
          8 years               9 years                2%
         9 years+                                      0%

(4) We do not assess this charge if Contract Value is $100,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.40% and an administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.20% charge for E.S.P., a 0.50% charge for GMAB, a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II, and a 0.25% charge for GMWB III. If you exercise your right to exchange the GMAB Rider for the GMWB Rider under the Rider Exchange Option, the current charge for the GMWB Rider is 0.75%. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:


                                                                        STANDARD DEATH     STEP-UP DEATH     ROLL-UP DEATH
                                                                            BENEFIT           BENEFIT           BENEFIT
                                                                       ----------------   ---------------   --------------
Mortality and Expense Risk Charge*..................................     1.40%              1.55%             1.75%
Administrative Expense Charge.......................................     0.15%              0.15%             0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL
 FEATURES SELECTED..................................................     1.55%              1.70%             1.90%
Optional E.S.P. Charge..............................................     0.20%              0.20%             0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY SELECTED.....     1.75%              1.90%             2.10%
Optional GMAB Charge................................................     0.50%              0.50%             0.50%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMAB ONLY
 SELECTED...........................................................     2.05%              2.20%             2.40%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMAB
 SELECTED(5)........................................................     2.25%              2.40%             2.60%
Optional GMWB I Charge..............................................     1.00%(6)           1.00%(6)          1.00%(6)
Optional GMWB II Charge.............................................     1.00%(6)           1.00%(6)          1.00%(6)
Optional GMWB III Charge............................................     0.25%              0.25%             0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY
 SELECTED...........................................................     2.55%              2.70%             2.90%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY
 SELECTED...........................................................     2.55%              2.70%             2.90%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY
 SELECTED...........................................................     1.80%              1.95%             2.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB I
 SELECTED...........................................................     2.75%              2.90%             3.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB II
 SELECTED...........................................................     2.75%              2.90%             3.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB III
 SELECTED...........................................................     2.00%              2.15%             2.35%

------------

*     We will waive the following amounts of the Mortality and Expense Risk
      Charge: 0.11% for the Subaccount investing in the BlackRock High Yield Portfolio -- Class A; 0.15% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio -- Class A; an amount equal to the Underlying Fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio; an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the T. Rowe Price Large Cap Value Portfolio -- Class B; an amount equal to the Underlying Fund expenses that are in excess of 0.65% for the Subaccount investing in the PIMCO Inflation Protected Bond Portfolio -- Class A; an amount equal to the Underlying Fund expenses that are in excess of 1.12% for the Subaccount investing in the Invesco Mid Cap Value Portfolio -- Class B; an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the MetLife Small Cap Value Portfolio -- Class B; an amount equal to the Underlying Fund expenses that are in excess of 1.18% for the Subaccount investing in the MFS(R) Research International Portfolio -- Class B; an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the Oppenheimer Global Equity Portfolio -- Class B; an amount equal to the Underlying Fund expenses that are in excess of 0.84% for the Subaccount investing in the Invesco Comstock Portfolio -- Class B; and an amount equal to the Underlying Fund expenses that are in excess of 1.22% for the Subaccount investing in the T. Rowe Price Large Cap Growth Portfolio -- Class B.


(5)   GMAB and GMWB cannot both be elected.

(6) The current charges for the available GMWB riders with reset feature (See "Living Benefits") are 0.40% for GMWB I and 0.50% for GMWB II.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2014 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any fee waivers or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 800-842-9368.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES




                                                                                        MINIMUM     MAXIMUM
                                                                                       ---------   --------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees,
 distribution and/or service (12b-1) fees, and other expenses)                          0.35%       1.26%


UNDERLYING FUND FEES AND EXPENSES

(as a percentage of average daily net assets)




                                                               DISTRIBUTION
                                                                  AND/OR
                                                  MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                       FEE      (12B-1) FEES   EXPENSES
------------------------------------------------ ------------ -------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund..............    0.52%     0.25%            0.03%
 American Funds Growth Fund.....................    0.33%     0.25%            0.02%
 American Funds Growth-Income Fund..............    0.27%     0.25%            0.02%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 SERVICE CLASS 2
 Contrafund(R) Portfolio........................    0.55%     0.25%            0.08%
 Dynamic Capital Appreciation Portfolio++.......    0.55%     0.25%            0.17%
 Mid Cap Portfolio..............................    0.55%     0.25%            0.08%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Templeton Foreign VIP Fund.....................    0.74%     0.25%            0.03%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS I
 ClearBridge Variable Aggressive Growth
  Portfolio.....................................    0.75%       --             0.05%
 ClearBridge Variable Appreciation
  Portfolio.....................................    0.70%       --             0.04%
 ClearBridge Variable Large Cap Growth
  Portfolio.....................................    0.75%       --             0.10%
 ClearBridge Variable Large Cap Value
  Portfolio.....................................    0.65%       --             0.07%
 ClearBridge Variable Small Cap Growth
  Portfolio.....................................    0.75%       --             0.07%
MET INVESTORS SERIES TRUST
 BlackRock High Yield Portfolio -- Class A......    0.60%       --             0.08%
 Clarion Global Real Estate Portfolio --
  Class A.......................................    0.59%       --             0.05%
 ClearBridge Aggressive Growth Portfolio --
  Class A.......................................    0.55%       --             0.02%
 Harris Oakmark International Portfolio --
  Class A.......................................    0.77%       --             0.06%
 Invesco Comstock Portfolio -- Class B..........    0.56%     0.25%            0.02%
 Invesco Mid Cap Value Portfolio -- Class B.....    0.64%     0.25%            0.05%
 Invesco Small Cap Growth Portfolio --
  Class A.......................................    0.84%       --             0.03%
 JPMorgan Small Cap Value Portfolio --
  Class A.......................................    0.77%       --           0.05%



                                                                   TOTAL       FEE WAIVER    NET TOTAL
                                                    ACQUIRED       ANNUAL        AND/OR       ANNUAL
                                                    FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                   AND EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
------------------------------------------------ -------------- ----------- --------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund..............   --             0.80%       --              0.80%
 American Funds Growth Fund.....................   --             0.60%       --              0.60%
 American Funds Growth-Income Fund..............   --             0.54%       --              0.54%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 SERVICE CLASS 2
 Contrafund(R) Portfolio........................   --             0.88%       --              0.88%
 Dynamic Capital Appreciation Portfolio++.......   --             0.97%       --              0.97%
 Mid Cap Portfolio..............................   --             0.88%       --              0.88%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Templeton Foreign VIP Fund.....................   --             1.02%       --              1.02%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS I
 ClearBridge Variable Aggressive Growth
  Portfolio.....................................   --             0.80%     0.00%             0.80%
 ClearBridge Variable Appreciation
  Portfolio.....................................   --             0.74%     0.00%             0.74%
 ClearBridge Variable Large Cap Growth
  Portfolio.....................................   --             0.85%     0.00%             0.85%
 ClearBridge Variable Large Cap Value
  Portfolio.....................................   --             0.72%     0.00%             0.72%
 ClearBridge Variable Small Cap Growth
  Portfolio.....................................   --             0.82%     0.00%             0.82%
MET INVESTORS SERIES TRUST
 BlackRock High Yield Portfolio -- Class A...... 0.08%            0.76%       --              0.76%
 Clarion Global Real Estate Portfolio --
  Class A.......................................   --             0.64%       --              0.64%
 ClearBridge Aggressive Growth Portfolio --
  Class A.......................................   --             0.57%     0.01%             0.56%
 Harris Oakmark International Portfolio --
  Class A.......................................   --             0.83%     0.02%             0.81%
 Invesco Comstock Portfolio -- Class B..........   --             0.83%     0.02%             0.81%
 Invesco Mid Cap Value Portfolio -- Class B..... 0.04%            0.98%     0.02%             0.96%
 Invesco Small Cap Growth Portfolio --
  Class A.......................................   --             0.87%     0.01%             0.86%
 JPMorgan Small Cap Value Portfolio --
  Class A....................................... 0.02%            0.84%     0.09%             0.75%

                                                                DISTRIBUTION
                                                                   AND/OR
                                                   MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                        FEE      (12B-1) FEES   EXPENSES
------------------------------------------------- ------------ -------------- ----------
 Lord Abbett Bond Debenture Portfolio --
  Class A........................................    0.51%       --           0.04%
 MetLife Asset Allocation 100 Portfolio --
  Class B........................................    0.07%     0.25%          0.01%
 MetLife Small Cap Value Portfolio --
  Class B........................................    0.74%     0.25%          0.03%
 MFS(R) Emerging Markets Equity Portfolio --
  Class B........................................    0.86%     0.25%          0.15%
 MFS(R) Research International Portfolio --
  Class B++......................................    0.69%     0.25%          0.07%
 Oppenheimer Global Equity Portfolio --
  Class B........................................    0.66%     0.25%          0.08%
 PIMCO Inflation Protected Bond
  Portfolio -- Class A...........................    0.47%       --           0.09%
 PIMCO Total Return Portfolio -- Class B.........    0.48%     0.25%          0.03%
 Pioneer Fund Portfolio -- Class A...............    0.67%       --           0.05%
 Pioneer Strategic Income Portfolio --
  Class A........................................    0.56%       --           0.06%
 T. Rowe Price Large Cap Value Portfolio --
  Class B........................................    0.57%     0.25%          0.02%
 T. Rowe Price Large Cap Value Portfolio --
  Class E++......................................    0.57%     0.15%          0.02%
 WMC Large Cap Research Portfolio --
  Class E........................................    0.57%     0.15%          0.03%
METROPOLITAN SERIES FUND
 BlackRock Bond Income Portfolio --
  Class A........................................    0.32%       --           0.03%
 BlackRock Capital Appreciation
  Portfolio -- Class A...........................    0.69%       --           0.02%
 BlackRock Money Market Portfolio --
  Class A........................................    0.34%       --           0.03%
 Frontier Mid Cap Growth Portfolio --
  Class D........................................    0.71%     0.10%          0.05%
 MetLife Asset Allocation 20 Portfolio --
  Class B........................................    0.09%     0.25%          0.03%
 MetLife Asset Allocation 40 Portfolio --
  Class B........................................    0.06%     0.25%            --
 MetLife Asset Allocation 60 Portfolio --
  Class B........................................    0.05%     0.25%            --
 MetLife Asset Allocation 80 Portfolio --
  Class B........................................    0.05%     0.25%          0.01%
 MetLife Stock Index Portfolio -- Class B........    0.25%     0.25%          0.02%
 MFS(R) Total Return Portfolio -- Class F........    0.55%     0.20%          0.05%
 MFS(R) Value Portfolio -- Class A...............    0.70%       --           0.02%
 Neuberger Berman Genesis Portfolio --
  Class A++......................................    0.80%       --           0.03%
 Neuberger Berman Genesis Portfolio --
  Class B........................................    0.80%     0.25%          0.03%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B...........................    0.60%     0.25%          0.03%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class B...........................    0.47%     0.25%          0.04%
 Western Asset Management
  U.S. Government Portfolio -- Class A...........    0.47%       --           0.02%
 WMC Balanced Portfolio -- Class A...............    0.46%       --           0.07%
 WMC Core Equity Opportunities
  Portfolio -- Class A...........................    0.70%       --           0.03%



                                                                    TOTAL       FEE WAIVER    NET TOTAL
                                                     ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                                     FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                    AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------------- -------------- ----------- --------------- -----------
 Lord Abbett Bond Debenture Portfolio --
  Class A........................................   --             0.55%     0.01%             0.54%
 MetLife Asset Allocation 100 Portfolio --
  Class B........................................ 0.68%            1.01%       --              1.01%
 MetLife Small Cap Value Portfolio --
  Class B........................................   --             1.02%     0.01%             1.01%
 MFS(R) Emerging Markets Equity Portfolio --
  Class B........................................   --             1.26%     0.02%             1.24%
 MFS(R) Research International Portfolio --
  Class B++......................................   --             1.01%     0.06%             0.95%
 Oppenheimer Global Equity Portfolio --
  Class B........................................   --             0.99%     0.06%             0.93%
 PIMCO Inflation Protected Bond
  Portfolio -- Class A...........................   --             0.56%     0.01%             0.55%
 PIMCO Total Return Portfolio -- Class B.........   --             0.76%     0.04%             0.72%
 Pioneer Fund Portfolio -- Class A...............   --             0.72%     0.05%             0.67%
 Pioneer Strategic Income Portfolio --
  Class A........................................   --             0.62%       --              0.62%
 T. Rowe Price Large Cap Value Portfolio --
  Class B........................................   --             0.84%       --              0.84%
 T. Rowe Price Large Cap Value Portfolio --
  Class E++......................................   --             0.74%       --              0.74%
 WMC Large Cap Research Portfolio --
  Class E........................................   --             0.75%     0.05%             0.70%
METROPOLITAN SERIES FUND
 BlackRock Bond Income Portfolio --
  Class A........................................   --             0.35%     0.00%             0.35%
 BlackRock Capital Appreciation
  Portfolio -- Class A...........................   --             0.71%     0.06%             0.65%
 BlackRock Money Market Portfolio --
  Class A........................................   --             0.37%     0.02%             0.35%
 Frontier Mid Cap Growth Portfolio --
  Class D........................................   --             0.86%     0.01%             0.85%
 MetLife Asset Allocation 20 Portfolio --
  Class B........................................ 0.52%            0.89%     0.02%             0.87%
 MetLife Asset Allocation 40 Portfolio --
  Class B........................................ 0.56%            0.87%       --              0.87%
 MetLife Asset Allocation 60 Portfolio --
  Class B........................................ 0.60%            0.90%       --              0.90%
 MetLife Asset Allocation 80 Portfolio --
  Class B........................................ 0.65%            0.96%       --              0.96%
 MetLife Stock Index Portfolio -- Class B........   --             0.52%     0.01%             0.51%
 MFS(R) Total Return Portfolio -- Class F........   --             0.80%       --              0.80%
 MFS(R) Value Portfolio -- Class A...............   --             0.72%     0.14%             0.58%
 Neuberger Berman Genesis Portfolio --
  Class A++......................................   --             0.83%     0.00%             0.83%
 Neuberger Berman Genesis Portfolio --
  Class B........................................   --             1.08%     0.00%             1.08%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B...........................   --             0.88%     0.02%             0.86%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class B...........................   --             0.76%       --              0.76%
 Western Asset Management
  U.S. Government Portfolio -- Class A...........   --             0.49%     0.01%             0.48%
 WMC Balanced Portfolio -- Class A...............   --             0.53%     0.00%             0.53%
 WMC Core Equity Opportunities
  Portfolio -- Class A...........................   --             0.73%     0.11%             0.62%

                                                 DISTRIBUTION                               TOTAL       FEE WAIVER    NET TOTAL
                                                    AND/OR                   ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                    MANAGEMENT      SERVICE       OTHER      FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                         FEE      (12B-1) FEES   EXPENSES   AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
---------------------------------- ------------ -------------- ---------- -------------- ----------- --------------- -----------
TRUST FOR ADVISED PORTFOLIOS
 1919 Variable Socially Responsive
  Balanced Fund...................    0.65%          --          0.29%         --          0.94%         0.05%         0.89%


++    Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.



The information shown in the table above was provided by the Underlying Funds and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Underlying Fund's 2015 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Underlying Fund, but that the expenses of the Underlying Fund are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Underlying Fund's board of directors or trustees, are not shown.


Certain Underlying Funds that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Underlying Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.



                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
See Appendix A.



                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
THE VARIABLE FUNDING OPTIONS



Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 800-842-9368 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.


The current Underlying Funds are listed below, along with their investment adviser and any subadviser:




            UNDERLYING FUND                       INVESTMENT OBJECTIVE            INVESTMENT ADVISER/SUBADVISER
--------------------------------------- --------------------------------------- --------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) --
 CLASS 2
American Funds Global Growth Fund       Seeks long-term growth of capital.      Capital Research and Management
                                                                                Company
American Funds Growth Fund              Seeks growth of capital.                Capital Research and Management
                                                                                Company
American Funds Growth-Income            Seeks long-term growth of capital and   Capital Research and Management
 Fund                                   income.                                 Company
FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- SERVICE CLASS 2
Contrafund(R) Portfolio                 Seeks long-term capital appreciation.   Fidelity Management & Research
                                                                                Company
                                                                                Subadviser: FMR Co., Inc.

            UNDERLYING FUND                       INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
-------------------------------------- ----------------------------------------- -------------------------------------
Dynamic Capital Appreciation           Seeks capital appreciation.               Fidelity Management & Research
 Portfolio++                                                                     Company
                                                                                 Subadviser: FMR Co., Inc.
Mid Cap Portfolio                      Seeks long-term growth of capital.        Fidelity Management & Research
                                                                                 Company
                                                                                 Subadviser: FMR Co., Inc.
FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 2
Templeton Foreign VIP Fund             Seeks long-term capital growth.           Templeton Investment Counsel, LLC
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST -- CLASS I
ClearBridge Variable Aggressive        Seeks capital appreciation.               Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                                LLC
                                                                                 Subadviser: ClearBridge Investments,
                                                                                 LLC
ClearBridge Variable Appreciation      Seeks long-term capital appreciation.     Legg Mason Partners Fund Advisor,
 Portfolio                                                                       LLC
                                                                                 Subadviser: ClearBridge Investments,
                                                                                 LLC
ClearBridge Variable Large Cap         Seeks long-term growth of capital.        Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                                LLC
                                                                                 Subadviser: ClearBridge Investments,
                                                                                 LLC
ClearBridge Variable Large Cap Value   Seeks long-term growth of capital.        Legg Mason Partners Fund Advisor,
 Portfolio                             Current income is a secondary             LLC
                                       objective.                                Subadviser: ClearBridge Investments,
                                                                                 LLC
ClearBridge Variable Small Cap         Seeks long-term growth of capital.        Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                                LLC
                                                                                 Subadviser: ClearBridge Investments,
                                                                                 LLC
MET INVESTORS SERIES TRUST
BlackRock High Yield Portfolio --      Seeks to maximize total return,           MetLife Advisers, LLC
 Class A                               consistent with income generation         Subadviser: BlackRock Financial
                                       and prudent investment management.        Management, Inc.
Clarion Global Real Estate             Seeks total return through investment     MetLife Advisers, LLC
 Portfolio -- Class A                  in real estate securities, emphasizing    Subadviser: CBRE Clarion Securities
                                       both capital appreciation and current     LLC
                                       income.
ClearBridge Aggressive Growth          Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: ClearBridge Investments,
                                                                                 LLC
Harris Oakmark International           Seeks long-term capital appreciation.     MetLife Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: Harris Associates L.P.
Invesco Comstock Portfolio --          Seeks capital growth and income.          MetLife Advisers, LLC
 Class B                                                                         Subadviser: Invesco Advisers, Inc.
Invesco Mid Cap Value Portfolio --     Seeks high total return by investing in   MetLife Advisers, LLC
 Class B                               equity securities of mid-sized            Subadviser: Invesco Advisers, Inc.
                                       companies.

            UNDERLYING FUND                        INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
--------------------------------------- ----------------------------------------- --------------------------------------
Invesco Small Cap Growth                Seeks long-term growth of capital.        MetLife Advisers, LLC
 Portfolio -- Class A                                                             Subadviser: Invesco Advisers, Inc.
JPMorgan Small Cap Value                Seeks long-term capital growth.           MetLife Advisers, LLC
 Portfolio -- Class A                                                             Subadviser: J.P. Morgan Investment
                                                                                  Management Inc.
Lord Abbett Bond Debenture              Seeks high current income and the         MetLife Advisers, LLC
 Portfolio -- Class A                   opportunity for capital appreciation      Subadviser: Lord, Abbett & Co. LLC
                                        to produce a high total return.
MetLife Asset Allocation 100            Seeks growth of capital.                  MetLife Advisers, LLC
 Portfolio -- Class B
MetLife Small Cap Value Portfolio --    Seeks long-term capital appreciation.     MetLife Advisers, LLC
 Class B                                                                          Subadvisers: Delaware Investments
                                                                                  Fund Advisers; Wells Capital
                                                                                  Management Incorporated
MFS(R) Emerging Markets Equity          Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class B                                                             Subadviser: Massachusetts Financial
                                                                                  Services Company
MFS(R) Research International           Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class B++                                                           Subadviser: Massachusetts Financial
                                                                                  Services Company
Oppenheimer Global Equity               Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class B                                                             Subadviser: OppenheimerFunds, Inc.
PIMCO Inflation Protected Bond          Seeks maximum real return,                MetLife Advisers, LLC
 Portfolio -- Class A                   consistent with preservation of capital   Subadviser: Pacific Investment
                                        and prudent investment management.        Management Company LLC
PIMCO Total Return Portfolio --         Seeks maximum total return,               MetLife Advisers, LLC
 Class B                                consistent with the preservation of       Subadviser: Pacific Investment
                                        capital and prudent investment            Management Company LLC
                                        management.
Pioneer Fund Portfolio -- Class A       Seeks reasonable income and capital       MetLife Advisers, LLC
                                        growth.                                   Subadviser: Pioneer Investment
                                                                                  Management, Inc.
Pioneer Strategic Income Portfolio --   Seeks a high level of current income.     MetLife Advisers, LLC
 Class A                                                                          Subadviser: Pioneer Investment
                                                                                  Management, Inc.
T. Rowe Price Large Cap Value           Seeks long-term capital appreciation      MetLife Advisers, LLC
 Portfolio -- Class B                   by investing in common stocks             Subadviser: T. Rowe Price Associates,
                                        believed to be undervalued. Income        Inc.
                                        is a secondary objective.
T. Rowe Price Large Cap Value           Seeks long-term capital appreciation      MetLife Advisers, LLC
 Portfolio -- Class E++                 by investing in common stocks             Subadviser: T. Rowe Price Associates,
                                        believed to be undervalued. Income        Inc.
                                        is a secondary objective.
WMC Large Cap Research                  Seeks long-term capital appreciation.     MetLife Advisers, LLC
 Portfolio -- Class E                                                             Subadviser: Wellington Management
                                                                                  Company LLP
METROPOLITAN SERIES FUND
BlackRock Bond Income Portfolio --      Seeks a competitive total return          MetLife Advisers, LLC
 Class A                                primarily from investing in               Subadviser: BlackRock Advisors, LLC
                                        fixed-income securities.

              UNDERLYING FUND                         INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
------------------------------------------ ----------------------------------------- --------------------------------------
BlackRock Capital Appreciation             Seeks long-term growth of capital.        MetLife Advisers, LLC
 Portfolio -- Class A                                                                Subadviser: BlackRock Advisors, LLC
BlackRock Money Market Portfolio --        Seeks a high level of current income      MetLife Advisers, LLC
 Class A                                   consistent with preservation of           Subadviser: BlackRock Advisors, LLC
                                           capital.
Frontier Mid Cap Growth Portfolio --       Seeks maximum capital appreciation.       MetLife Advisers, LLC
 Class D                                                                             Subadviser: Frontier Capital
                                                                                     Management Company, LLC
MetLife Asset Allocation 20                Seeks a high level of current income,     MetLife Advisers, LLC
 Portfolio -- Class B                      with growth of capital as a secondary
                                           objective.
MetLife Asset Allocation 40                Seeks high total return in the form of    MetLife Advisers, LLC
 Portfolio -- Class B                      income and growth of capital, with a
                                           greater emphasis on income.
MetLife Asset Allocation 60                Seeks a balance between a high level      MetLife Advisers, LLC
 Portfolio -- Class B                      of current income and growth of
                                           capital, with a greater emphasis on
                                           growth of capital.
MetLife Asset Allocation 80                Seeks growth of capital.                  MetLife Advisers, LLC
 Portfolio -- Class B
MetLife Stock Index Portfolio --           Seeks to track the performance of the     MetLife Advisers, LLC
 Class B                                   Standard & Poor's 500(R) Composite        Subadviser: MetLife Investment
                                           Stock Price Index.                        Management, LLC
MFS(R) Total Return Portfolio -- Class F   Seeks a favorable total return through    MetLife Advisers, LLC
                                           investment in a diversified portfolio.    Subadviser: Massachusetts Financial
                                                                                     Services Company
MFS(R) Value Portfolio -- Class A          Seeks capital appreciation.               MetLife Advisers, LLC
                                                                                     Subadviser: Massachusetts Financial
                                                                                     Services Company
Neuberger Berman Genesis                   Seeks high total return, consisting       MetLife Advisers, LLC
 Portfolio -- Class A++                    principally of capital appreciation.      Subadviser: Neuberger Berman
                                                                                     Management LLC
Neuberger Berman Genesis                   Seeks high total return, consisting       MetLife Advisers, LLC
 Portfolio -- Class B                      principally of capital appreciation.      Subadviser: Neuberger Berman
                                                                                     Management LLC
T. Rowe Price Large Cap Growth             Seeks long-term growth of capital.        MetLife Advisers, LLC
 Portfolio -- Class B                                                                Subadviser: T. Rowe Price Associates,
                                                                                     Inc.
T. Rowe Price Small Cap Growth             Seeks long-term capital growth.           MetLife Advisers, LLC
 Portfolio -- Class B                                                                Subadviser: T. Rowe Price Associates,
                                                                                     Inc.
Western Asset Management                   Seeks to maximize total return            MetLife Advisers, LLC
 U.S. Government Portfolio --              consistent with preservation of capital   Subadviser: Western Asset
 Class A                                   and maintenance of liquidity.             Management Company
WMC Balanced Portfolio -- Class A          Seeks long-term capital appreciation      MetLife Advisers, LLC
                                           with some current income.                 Subadviser: Wellington Management
                                                                                     Company LLP

          UNDERLYING FUND                    INVESTMENT OBJECTIVE             INVESTMENT ADVISER/SUBADVISER
----------------------------------- -------------------------------------- ----------------------------------
WMC Core Equity Opportunities       Seeks to provide a growing stream of   MetLife Advisers, LLC
 Portfolio -- Class A               income over time and, secondarily,     Subadviser: Wellington Management
                                    long-term capital appreciation and     Company LLP
                                    current income.
TRUST FOR ADVISED PORTFOLIOS
1919 Variable Socially Responsive   Seeks capital appreciation and         1919 Investment Counsel, LLC
 Balanced Fund                      retention of net investment income.


++    Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.



Certain Variable Funding Options have been subject to a name change or reorganization. Please see "Appendix B - Additional Information Regarding Underlying Funds" for more information.




                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------
The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

You are responsible for determining whether your purchase of a Contract, withdrawals, income payments and any other transaction under your Contract satisfy applicable tax law. We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).


GENERAL TAXATION OF ANNUITIES


Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. Under current federal tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.), continue to be taxed as ordinary income. Deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time. Please consult your own tax adviser.

STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisers and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions (after separation from service, for 401(a) and 403(b) plans), for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.

TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance policy, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.


TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED


QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension, retirement savings, and profit-sharing plans (including 401(k) plans), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.

The Contract has not been submitted to the IRS for approval as to form as a valid IRA. Such approval would not constitute an IRS approval or endorsement of any funding options under the contract. IRS approval as to form is not required to constitute a valid IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and other adverse tax consequences.


TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.


MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for participants who own more than 5% of the plan sponsor). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. It is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

Income tax regulations regarding minimum distribution requirements affect both deferred and income annuities. Under these rules, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, and, if available in your Contract, the Enhanced Stepped-Up Provision, as well as any living benefits such as GMAB, GMWB, and Principal Protection guarantees) must be added to the Contract Value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this rule and either compute the required amount for you or offer to do so at your request. These rules are not entirely clear and you should consult your personal tax adviser as to how these rules affect your Contract.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH. Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn by the end of the fifth calendar year following the date of death, or alternatively, minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract beneficiaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements. Under current federal tax rules, a same-sex spouse is treated as a non-spouse beneficiary.


NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 408 OR 457, AND IRA OWNERS. While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.



INDIVIDUAL RETIREMENT ANNUITIES



To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $5,500 in 2015, and it may be indexed for inflation in subsequent years. Additional "catch-up contributions" of $1,000 may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.


Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+ catch-up).

Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.


Section 408(k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $53,000 or 25% of pay for each participant in 2015.



ROTH IRAS


Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.


TSAS (TAX-SHELTERED ANNUITIES -- ERISA AND NON-ERISA)


GENERAL. TSAs fall under (section)403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under (section)501(c)(3) of the Code.

In general contributions to (section)403(b) arrangements are subject to limitations under (section)415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).

Under IRS regulations adopted in 2007, employers must meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax deferred status under (section)403(b). Prior to the 2007 rules, transfers of one annuity contract to another would not result in a loss of tax deferred status under (section)403(b) under certain conditions (so-called "90-24 transfers"). The 2007 regulations have the following effect regarding transfers: (1) a newly issued contract funded by a transfer which is completed after September 24, 2007, is subject to the employer requirements referred to above; (2) additional purchase payments made after September 24, 2007, to a contract that was funded by a 90-24 transfer on or before September 24, 2007, may subject the contract to this new employer requirement.

If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax adviser prior to making additional purchase payments (if permitted).

WITHDRAWALS AND INCOME PAYMENTS. If you are under 59 1/2, you cannot withdraw money from your TSA Contract unless the withdrawal:

   o Relates to Purchase Payments made prior to 1989 (and pre-1989 earnings on those Purchase Payments);

   o Is directly transferred to another permissible investment under (section)403(b) arrangements;

   o   Relates to amounts that are not salary reduction elective deferrals;

   o Occurs after you die, leave your job or become disabled (as defined by the Code); or

   o Is for financial hardship (but only to the extent of Purchase Payments) if your plan allows it.

DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS. Employers that established and maintain a TSA/403(b) plan ("the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after-tax contributions as part of the TSA plan. In accordance with our administrative procedures, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract under the following conditions:

   (1) The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.

   (2) In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.

   (3) All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to-trustee transfers from other Designated Roth Accounts).

   (4) In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.

   (5) No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.

   (6) If permitted under the federal tax law, we may permit both pre-tax contributions under a 403(b) plan as well as after-tax contributions under the Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.

   (7) We may refuse to accept contributions made as rollovers and trustee-to-trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.

The Contract does not accommodate separate accounting for Roth and non-Roth accounts. Compliance with IRS regulations regarding such accounting must be provided by or arranged for by the Qualified Plan Administrator.

Both you and your employer should consult your respective tax and legal advisers prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.

The following general tax rules are based on our understanding of the Code and regulations, and are subject to change and to different interpretation as well as additional guidance in respect to areas not previously addressed:

The employer must permit contributions under a pre-tax 403(b) plan in order to permit contributions to be irrevocably designated and made part of a Qualified Roth Contribution Program.

Elective deferral contributions to the Designated Roth Account must be aggregated with all other elective deferral contributions made by a taxpayer for purposes of the individual Code Section 402(g) limits and the Code Section 414(v) limits (relating to age 50 and over catch-up contributions) as well as contribution limits that apply under the Plan.

In general, the same tax law rules with respect to restricted monies, triggering events and permitted distributions will apply to the Designated Roth Accounts under the Plan as apply to the traditional pre-tax accounts under the plan (e.g., death or disability of participant, severance from employment, attainment of age 59 1/2 and hardship withdrawals only with respect to contributions (if permitted under the Plan)).

If the amounts have been held under any Designated Roth Account of a participant for at least five years and are made on account of death, disability or after attainment of age 59 1/2, then any withdrawal, distribution or payment of these amounts is generally free of federal income tax ("Qualified Distributions").

Unlike Roth IRAs, withdrawals, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA.

Some states may not permit contributions to be made to a Qualified Roth Contribution Program or may require additional conforming legislation for these rules to become effective.

Recently enacted legislation allows (but does not require) 403(b) plans that offer designated Roth accounts to permit participants to roll their non-Roth account assets into a designated Roth account under the same plan, provided the non-Roth assets are distributable under the plan and otherwise eligible for rollover.

LOANS. If your Plan and TSA Contract permit loans, such loans will be made only from any Fixed Interest Account balance and only up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.

The Code and applicable income tax regulations limit the amount that may be borrowed from your Contract and all your employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.

Your Plan and Contract will indicate whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax adviser and read your loan agreement and Contract prior to taking any loan.

NON-QUALIFIED ANNUITY CONTRACTS


If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.

Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.

Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:

   o   a non-taxable return of your Purchase Payment; or

   o   a taxable payment of earnings.

We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

Federal law imposes a 3.8% Medicare tax on the lesser of: (1) the taxpayer's "net investment income" (from non-qualified annuities, interest, dividends and other investments, offset by specified allowable deductions); or (2) the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 otherwise). "Net investment income" does not include distributions from tax-qualified plans (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A or 457(b)), but such income will increase modified adjusted gross income.

You should consult your tax adviser regarding the applicability of this tax to income you would receive under this annuity contract.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer. If a non-natural person, such as a trust, is the owner of a non-qualified Contract, the distribution on death rules under the Code may require payment to begin earlier than expected and may impact the usefulness of the living (if any) and/or death benefits. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the Contract will generally eliminate the Beneficiary's ability to "stretch" or a spousal beneficiary's ability to continue the Contract and the living (if any) and/or death benefits.

PARTIAL WITHDRAWALS. If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See "Penalty Tax for Premature Distributions" below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit. Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.

PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT). Starting in 2011, if your Contract allows and you elect to apply less than your entire Contract Value to a Payment Option provided under the Contract ("partial annuitization"), an exclusion ratio will apply to the Annuity Payments you receive, provided the payout period is for 10 years or more, or for the life of one or more individuals. Your after-tax Purchase Payments in the Contract will be allocated pro rata between the annuitized portion of the contract and the portion that remains deferred. Consult your own independent tax adviser before you partially annuitize your Contract.


DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES


The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.


OWNERSHIP OF THE INVESTMENTS


In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.


TAXATION OF DEATH BENEFIT PROCEEDS


Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.


OTHER TAX CONSIDERATIONS


TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefits should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

GUARANTEED MINIMUM WITHDRAWAL BENEFITS


If you have purchased the Guaranteed Minimum Withdrawal Benefit Rider or the Guaranteed Minimum Withdrawal Benefit for Life Rider, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Contract Value (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, the Company intends to tax report such withdrawals using the Contract Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.

In the event that the Contract Value goes to zero, and the Remaining Benefit Base is paid out in fixed installments or the Lifetime Withdrawal Benefit is paid for life, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

The Company reserves the right to change its tax reporting practices where it determines they are not in accordance with IRS guidance (whether formal or informal).


PUERTO RICO TAX CONSIDERATIONS


The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.


NON-RESIDENT ALIENS


Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.


TAX CREDITS AND DEDUCTIONS


The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.

                               OTHER INFORMATION
--------------------------------------------------------------------------------
THE INSURANCE COMPANY


MetLife Insurance Company USA ("MetLife USA") is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. MetLife USA was previously known as MetLife Insurance Company of Connecticut but changed its name to MetLife Insurance Company USA when it changed its state of domicile from Connecticut to Delaware on November 14, 2014. MetLife USA is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The company is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and financial services to individuals and institutional customers. The company's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.


GOOD ORDER

GOOD ORDER. A request or transaction generally is considered in Good Order if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Underlying Funds affected by the requested transaction; the signatures of all Contract Owners (exactly as indicated on the contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner's consents. With respect to Purchase Payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your registered representative before submitting the form or request.


CYBERSECURITY

Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Underlying Funds and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Contract Owners' requests and elections and day-to-day record keeping, are all executed through computer networks and systems.

We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on MetLife USA and the Separate Account, as well as individual Contract Owners and their contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.

Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Underlying Funds; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Contract Owner or business information; or impede order processing or cause other operational issues. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage this risk at all times.

                                   APPENDIX A
--------------------------------------------------------------------------------
                        CONDENSED FINANCIAL INFORMATION



        FOR METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES (FORMERLY METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES AND
         METLIFE OF CT SEPARATE ACCOUNT TWELVE FOR VARIABLE ANNUITIES)
                     ACCUMULATION UNIT VALUES (IN DOLLARS)


The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.



                                  PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.55%
                                                                                UNIT VALUE AT                   NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------------- ------ --------------- --------------- ----------------
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (6/03)........ 2006   1.383           1.353                      --
                                                                        2005   1.223           1.383                 682,786
American Funds Insurance Series(R)
 American Funds Global Growth Subaccount (Class 2) (6/03).............. 2014   2.860           2.882               1,262,865
                                                                        2013   2.249           2.860               1,522,148
                                                                        2012   1.864           2.249               1,651,014
                                                                        2011   2.077           1.864               1,835,155
                                                                        2010   1.888           2.077               2,167,106
                                                                        2009   1.347           1.888               2,352,962
                                                                        2008   2.221           1.347               2,288,132
                                                                        2007   1.964           2.221               2,653,561
                                                                        2006   1.657           1.964               2,480,315
                                                                        2005   1.475           1.657               2,209,097
 American Funds Growth Subaccount (Class 2) (5/03)..................... 2014   2.375           2.538               2,787,026
                                                                        2013   1.854           2.375               3,586,256
                                                                        2012   1.598           1.854               4,096,017
                                                                        2011   1.695           1.598               4,756,491
                                                                        2010   1.451           1.695               5,580,432
                                                                        2009   1.057           1.451               5,944,451
                                                                        2008   1.916           1.057               6,693,397
                                                                        2007   1.732           1.916               7,733,744
                                                                        2006   1.596           1.732               7,549,012
                                                                        2005   1.395           1.596               6,996,054
 American Funds Growth-Income Subaccount (Class 2) (5/03).............. 2014   2.129           2.319               2,778,140
                                                                        2013   1.619           2.129               3,540,649
                                                                        2012   1.400           1.619               3,644,182
                                                                        2011   1.449           1.400               3,933,709
                                                                        2010   1.320           1.449               4,543,209
                                                                        2009   1.022           1.320               4,959,495
                                                                        2008   1.670           1.022               5,249,811
                                                                        2007   1.614           1.670               5,912,852
                                                                        2006   1.423           1.614               6,102,276
                                                                        2005   1.366           1.423               5,905,027
Capital Appreciation Fund
 Capital Appreciation Fund (6/03)...................................... 2006   1.666           1.649                      --
                                                                        2005   1.432           1.666               1,617,903
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (6/03).................. 2006   1.726           2.254                      --
                                                                        2005   1.635           1.726               2,947,283
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (5/03)........... 2008   1.506           1.442                      --
                                                                        2007   1.428           1.506                 472,106
                                                                        2006   1.245           1.428                 601,434
                                                                        2005   1.212           1.245                 687,164

                   PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                              UNIT VALUE AT
                                                                                               BEGINNING OF
PORTFOLIO NAME                                                                         YEAR        YEAR
------------------------------------------------------------------------------------- ------ ---------------
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/03)................... 2008   1.313
                                                                                      2007   1.499
                                                                                      2006   1.467
                                                                                      2005   1.408
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (3/04).................. 2006   1.316
                                                                                      2005   1.213
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (1/04)................ 2006   1.313
                                                                                      2005   1.211
Fidelity(R) Variable Insurance Products
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (6/03)...................... 2014   2.502
                                                                                      2013   1.941
                                                                                      2012   1.697
                                                                                      2011   1.773
                                                                                      2010   1.540
                                                                                      2009   1.155
                                                                                      2008   2.046
                                                                                      2007   1.772
                                                                                      2006   1.615
                                                                                      2005   1.406
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (7/03)....... 2014   2.327
                                                                                      2013   1.710
                                                                                      2012   1.420
                                                                                      2011   1.484
                                                                                      2010   1.277
                                                                                      2009   0.955
                                                                                      2008   1.654
                                                                                      2007   1.574
                                                                                      2006   1.405
                                                                                      2005   1.182
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/03)............................ 2014   3.470
                                                                                      2013   2.594
                                                                                      2012   2.300
                                                                                      2011   2.620
                                                                                      2010   2.070
                                                                                      2009   1.504
                                                                                      2008   2.529
                                                                                      2007   2.227
                                                                                      2006   2.013
                                                                                      2005   1.732
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (6/03)....................... 2006   1.457
                                                                                      2005   1.339
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (6/03)................. 2008   3.645
                                                                                      2007   2.874
                                                                                      2006   2.279
                                                                                      2005   1.816
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)............................ 2014   2.415
                                                                                      2013   1.994
                                                                                      2012   1.713
                                                                                      2011   1.947
                                                                                      2010   1.824
                                                                                      2009   1.352
                                                                                      2008   2.303
                                                                                      2007   2.026
                                                                                      2006   1.694
                                                                                      2005   1.562
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (6/03)...................... 2006   1.626
                                                                                      2005   1.517
High Yield Bond Trust
 High Yield Bond Trust (6/04)........................................................ 2006   1.060
                                                                                      2005   1.063
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (6/03)............................. 2006   1.237
                                                                                      2005   1.167



                                                                                                       NUMBER OF UNITS
                                                                                       UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                          END OF YEAR      END OF YEAR
------------------------------------------------------------------------------------- --------------- ----------------
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/03)................... 1.239                      --
                                                                                      1.313               1,229,258
                                                                                      1.499               1,342,028
                                                                                      1.467               1,354,441
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (3/04).................. 1.431                      --
                                                                                      1.316               1,014,567
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (1/04)................ 1.464                      --
                                                                                      1.313                 695,712
Fidelity(R) Variable Insurance Products
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (6/03)...................... 2.751               1,449,712
                                                                                      2.502               1,935,650
                                                                                      1.941               2,255,908
                                                                                      1.697               2,499,850
                                                                                      1.773               2,807,052
                                                                                      1.540               2,939,345
                                                                                      1.155               3,166,440
                                                                                      2.046               3,125,075
                                                                                      1.772               3,406,359
                                                                                      1.615               2,889,474
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (7/03)....... 2.536                  19,310
                                                                                      2.327                  36,951
                                                                                      1.710                  47,060
                                                                                      1.420                  50,593
                                                                                      1.484                  87,040
                                                                                      1.277                  95,172
                                                                                      0.955                 107,615
                                                                                      1.654                 221,762
                                                                                      1.574                 258,827
                                                                                      1.405                 271,035
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/03)............................ 3.623               1,651,540
                                                                                      3.470               1,916,711
                                                                                      2.594               2,163,462
                                                                                      2.300               2,507,619
                                                                                      2.620               2,992,345
                                                                                      2.070               3,164,191
                                                                                      1.504               3,504,066
                                                                                      2.529               4,121,242
                                                                                      2.227               4,444,530
                                                                                      2.013               4,199,602
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (6/03)....................... 1.699                      --
                                                                                      1.457                 718,558
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (6/03)................. 3.316                      --
                                                                                      3.645               1,553,828
                                                                                      2.874               1,452,724
                                                                                      2.279               1,196,069
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)............................ 2.113               1,179,642
                                                                                      2.415               1,440,660
                                                                                      1.994               1,714,677
                                                                                      1.713               2,083,263
                                                                                      1.947               2,300,173
                                                                                      1.824               2,629,076
                                                                                      1.352               2,896,518
                                                                                      2.303               3,412,070
                                                                                      2.026               3,233,201
                                                                                      1.694               2,820,754
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (6/03)...................... 1.950                      --
                                                                                      1.626               2,752,976
High Yield Bond Trust
 High Yield Bond Trust (6/04)........................................................ 1.084                      --
                                                                                      1.060               2,509,000
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (6/03)............................. 1.278                      --
                                                                                      1.237                  61,670

                 PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                          UNIT VALUE AT
                                                                                           BEGINNING OF
PORTFOLIO NAME                                                                     YEAR        YEAR
--------------------------------------------------------------------------------- ------ ---------------
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/03)............. 2010   1.608
                                                                                  2009   1.300
                                                                                  2008   1.860
                                                                                  2007   1.552
                                                                                  2006   1.483
                                                                                  2005   1.340
 Janus Aspen Global Research Subaccount (Service Shares) (6/03).................. 2008   1.677
                                                                                  2007   1.558
                                                                                  2006   1.341
                                                                                  2005   1.290
 Janus Aspen Global Technology Subaccount (Service Shares) (5/03)................ 2011   2.002
                                                                                  2010   1.634
                                                                                  2009   1.058
                                                                                  2008   1.918
                                                                                  2007   1.601
                                                                                  2006   1.508
                                                                                  2005   1.373
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (6/03)................................... 2006   1.546
                                                                                  2005   1.509
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)....... 2014   2.631
                                                                                  2013   1.808
                                                                                  2012   1.547
                                                                                  2011   1.533
                                                                                  2010   1.246
                                                                                  2009   0.940
                                                                                  2008   1.602
                                                                                  2007   1.661
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)........... 2014   2.062
                                                                                  2013   1.584
                                                                                  2012   1.400
                                                                                  2011   1.515
                                                                                  2010   1.320
                                                                                  2009   1.036
                                                                                  2008   1.659
                                                                                  2007   1.732
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)............ 2014   2.180
                                                                                  2013   1.703
                                                                                  2012   1.492
                                                                                  2011   1.477
                                                                                  2010   1.332
                                                                                  2009   1.108
                                                                                  2008   1.591
                                                                                  2007   1.537
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)........ 2014   2.101
                                                                                  2013   1.548
                                                                                  2012   1.306
                                                                                  2011   1.335
                                                                                  2010   1.235
                                                                                  2009   0.881
                                                                                  2008   1.426
                                                                                  2007   1.424
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (6/03)......... 2014   2.238
                                                                                  2013   1.717
                                                                                  2012   1.497
                                                                                  2011   1.449
                                                                                  2010   1.344
                                                                                  2009   1.097
                                                                                  2008   1.730
                                                                                  2007   1.691
                                                                                  2006   1.452
                                                                                  2005   1.385



                                                                                                   NUMBER OF UNITS
                                                                                   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                      END OF YEAR      END OF YEAR
--------------------------------------------------------------------------------- --------------- ----------------
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/03)............. 1.631                      --
                                                                                  1.608                  87,500
                                                                                  1.300                  88,565
                                                                                  1.860                  74,167
                                                                                  1.552                  52,098
                                                                                  1.483                  51,976
 Janus Aspen Global Research Subaccount (Service Shares) (6/03).................. 1.580                      --
                                                                                  1.677                  35,029
                                                                                  1.558                  42,569
                                                                                  1.341                  39,567
 Janus Aspen Global Technology Subaccount (Service Shares) (5/03)................ 2.143                      --
                                                                                  2.002                 299,819
                                                                                  1.634                 277,373
                                                                                  1.058                 228,946
                                                                                  1.918                 331,327
                                                                                  1.601                 147,445
                                                                                  1.508                 131,023
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (6/03)................................... 1.735                      --
                                                                                  1.546                 726,298
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)....... 3.119                 720,126
                                                                                  2.631                 854,322
                                                                                  1.808                 860,218
                                                                                  1.547                 894,306
                                                                                  1.533               1,064,988
                                                                                  1.246               1,193,292
                                                                                  0.940               1,558,047
                                                                                  1.602               1,823,120
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)........... 2.073                      --
                                                                                  2.062                 510,010
                                                                                  1.584                 559,813
                                                                                  1.400                 621,136
                                                                                  1.515                 793,654
                                                                                  1.320                 960,678
                                                                                  1.036                 998,096
                                                                                  1.659               1,225,268
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)............ 2.382                 102,403
                                                                                  2.180                 105,876
                                                                                  1.703                 145,606
                                                                                  1.492                 148,945
                                                                                  1.477                 149,410
                                                                                  1.332                 178,737
                                                                                  1.108                 240,761
                                                                                  1.591                 212,307
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)........ 2.358                 193,324
                                                                                  2.101                 139,946
                                                                                  1.548                 165,401
                                                                                  1.306                 227,136
                                                                                  1.335                 327,464
                                                                                  1.235                 301,414
                                                                                  0.881                 446,435
                                                                                  1.426                 613,431
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (6/03)......... 2.462                 170,476
                                                                                  2.238                 169,381
                                                                                  1.717                 231,826
                                                                                  1.497                 250,239
                                                                                  1.449                 208,693
                                                                                  1.344                 245,714
                                                                                  1.097                 296,399
                                                                                  1.730                 427,814
                                                                                  1.691                 471,454
                                                                                  1.452                 501,807

                PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                         UNIT VALUE AT
                                                                                          BEGINNING OF
PORTFOLIO NAME                                                                    YEAR        YEAR
-------------------------------------------------------------------------------- ------ ---------------
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (6/03)....... 2014   3.461
                                                                                 2013   2.390
                                                                                 2012   2.033
                                                                                 2011   2.036
                                                                                 2010   1.652
                                                                                 2009   1.175
                                                                                 2008   2.013
                                                                                 2007   1.859
                                                                                 2006   1.674
                                                                                 2005   1.621
 LMPVET Equity Index Subaccount (Class II) (5/03)............................... 2009   0.973
                                                                                 2008   1.581
                                                                                 2007   1.531
                                                                                 2006   1.350
                                                                                 2005   1.316
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (11/03)........ 2011   0.990
                                                                                 2010   0.920
                                                                                 2009   0.796
                                                                                 2008   1.026
                                                                                 2007   1.028
                                                                                 2006   1.003
                                                                                 2005   0.995
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (6/03)..................................... 2007   1.665
                                                                                 2006   1.432
                                                                                 2005   1.398
 LMPVPI Large Cap Growth Subaccount (Class I) (6/03)............................ 2007   1.377
                                                                                 2006   1.341
                                                                                 2005   1.295
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (6/03).......................... 2007   1.619
                                                                                 2006   1.480
                                                                                 2005   1.368
 LMPVPII Growth and Income Subaccount (Class I) (7/03).......................... 2007   1.481
                                                                                 2006   1.338
                                                                                 2005   1.311
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (6/03)..................... 2007   1.619
                                                                                 2006   1.402
                                                                                 2005   1.379
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03)......................... 2007   1.810
                                                                                 2006   1.638
                                                                                 2005   1.537
Managed Assets Trust
 Managed Assets Trust (5/04).................................................... 2006   1.085
                                                                                 2005   1.061
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06).................... 2008   1.792
                                                                                 2007   1.716
                                                                                 2006   1.802
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *........................ 2014   2.079
                                                                                 2013   1.921
                                                                                 2012   1.669
                                                                                 2011   1.652
                                                                                 2010   1.443
                                                                                 2009   0.995
                                                                                 2008   1.331
                                                                                 2007   1.316
                                                                                 2006   1.248



                                                                                                  NUMBER OF UNITS
                                                                                  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                     END OF YEAR      END OF YEAR
-------------------------------------------------------------------------------- --------------- ----------------
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (6/03)....... 3.547                 275,899
                                                                                 3.461                 434,520
                                                                                 2.390                 418,923
                                                                                 2.033                 448,314
                                                                                 2.036                 467,388
                                                                                 1.652                 580,085
                                                                                 1.175                 590,987
                                                                                 2.013                 628,587
                                                                                 1.859                 726,440
                                                                                 1.674                 726,603
 LMPVET Equity Index Subaccount (Class II) (5/03)............................... 0.947                      --
                                                                                 0.973               2,030,686
                                                                                 1.581               2,446,846
                                                                                 1.531               2,635,077
                                                                                 1.350               2,735,875
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (11/03)........ 0.978                      --
                                                                                 0.990                 438,843
                                                                                 0.920                 430,668
                                                                                 0.796                 471,364
                                                                                 1.026                 620,275
                                                                                 1.028                 752,805
                                                                                 1.003                 750,615
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (6/03)..................................... 1.747                      --
                                                                                 1.665               1,177,694
                                                                                 1.432               1,151,224
 LMPVPI Large Cap Growth Subaccount (Class I) (6/03)............................ 1.434                      --
                                                                                 1.377                 619,300
                                                                                 1.341                 625,036
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (6/03).......................... 1.676                      --
                                                                                 1.619               1,920,219
                                                                                 1.480               1,765,100
 LMPVPII Growth and Income Subaccount (Class I) (7/03).......................... 1.547                      --
                                                                                 1.481                 255,286
                                                                                 1.338                 303,216
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (6/03)..................... 1.682                      --
                                                                                 1.619               1,464,517
                                                                                 1.402               1,404,543
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03)......................... 1.995                      --
                                                                                 1.810               1,998,685
                                                                                 1.638               2,045,405
Managed Assets Trust
 Managed Assets Trust (5/04).................................................... 1.120                      --
                                                                                 1.085                 907,056
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06).................... 1.728                      --
                                                                                 1.792               1,198,858
                                                                                 1.716               1,257,316
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *........................ 2.119               1,590,346
                                                                                 2.079               1,837,367
                                                                                 1.921               2,108,914
                                                                                 1.669               2,045,855
                                                                                 1.652               2,427,522
                                                                                 1.443               2,321,643
                                                                                 0.995               2,625,270
                                                                                 1.331               3,234,841
                                                                                 1.316               1,245,696

              PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                    UNIT VALUE AT
                                                                                     BEGINNING OF
PORTFOLIO NAME                                                               YEAR        YEAR
--------------------------------------------------------------------------- ------ ---------------
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............... 2014   1.063
                                                                            2013   1.041
                                                                            2012   0.837
                                                                            2011   0.897
                                                                            2010   0.784
                                                                            2009   0.589
                                                                            2008   1.024
                                                                            2007   1.221
                                                                            2006   1.003
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)......... 2014   2.657
                                                                            2013   2.090
                                                                            2012   1.728
                                                                            2011   1.894
                                                                            2010   1.754
                                                                            2009   1.244
                                                                            2008   2.172
                                                                            2007   1.691
                                                                            2006   1.649
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)............ 2014   2.759
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *........... 2014   2.745
                                                                            2013   2.131
                                                                            2012   1.672
                                                                            2011   1.974
                                                                            2010   1.719
                                                                            2009   1.123
                                                                            2008   1.924
                                                                            2007   1.970
                                                                            2006   1.788
 MIST Invesco Comstock Subaccount (Class B) (5/09)......................... 2014   2.219
                                                                            2013   1.664
                                                                            2012   1.426
                                                                            2011   1.470
                                                                            2010   1.300
                                                                            2009   1.041
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *.................. 2014   1.354
                                                                            2013   1.056
                                                                            2012   0.935
                                                                            2011   0.986
                                                                            2010   0.798
                                                                            2009   0.640
                                                                            2008   1.062
                                                                            2007   1.072
                                                                            2006   0.965
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................. 2014   2.176
                                                                            2013   1.573
                                                                            2012   1.348
                                                                            2011   1.381
                                                                            2010   1.109
                                                                            2009   0.839
                                                                            2008   1.388
                                                                            2007   1.265
                                                                            2006   1.274
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................. 2014   1.926
                                                                            2013   1.468
                                                                            2012   1.289
                                                                            2011   1.456
                                                                            2010   1.237
                                                                            2009   0.974
                                                                            2008   1.322
                                                                            2007   1.356
                                                                            2006   1.272
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)....... 2009   0.913
                                                                            2008   1.240
                                                                            2007   1.184
                                                                            2006   1.120



                                                                                             NUMBER OF UNITS
                                                                             UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- --------------- ----------------
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............... 1.190               1,933,854
                                                                            1.063               2,280,435
                                                                            1.041               2,655,639
                                                                            0.837               2,994,566
                                                                            0.897               3,461,895
                                                                            0.784               3,954,412
                                                                            0.589               4,196,181
                                                                            1.024               4,804,600
                                                                            1.221               5,414,203
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)......... 2.767                      --
                                                                            2.657               1,050,387
                                                                            2.090               1,137,101
                                                                            1.728               1,179,476
                                                                            1.894               1,458,314
                                                                            1.754               1,598,666
                                                                            1.244               1,575,078
                                                                            2.172               1,564,313
                                                                            1.691               1,646,669
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)............ 3.106               1,028,442
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *........... 2.554                 347,482
                                                                            2.745                 554,492
                                                                            2.131                 543,069
                                                                            1.672                 567,794
                                                                            1.974                 617,080
                                                                            1.719                 662,726
                                                                            1.123                 708,406
                                                                            1.924                 807,578
                                                                            1.970                 874,772
 MIST Invesco Comstock Subaccount (Class B) (5/09)......................... 2.388               2,181,931
                                                                            2.219                 709,571
                                                                            1.664                 779,586
                                                                            1.426                 933,018
                                                                            1.470               1,142,490
                                                                            1.300               1,256,330
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *.................. 1.462                 928,816
                                                                            1.354               1,267,280
                                                                            1.056               1,504,700
                                                                            0.935               1,788,746
                                                                            0.986               2,088,736
                                                                            0.798               2,285,415
                                                                            0.640               2,503,960
                                                                            1.062               3,364,724
                                                                            1.072                  51,725
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................. 2.318                  86,452
                                                                            2.176                 213,645
                                                                            1.573                  95,524
                                                                            1.348                  95,666
                                                                            1.381                  68,053
                                                                            1.109                  68,769
                                                                            0.839                  73,474
                                                                            1.388                 101,944
                                                                            1.265                  66,083
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................. 1.984                  62,575
                                                                            1.926                 138,175
                                                                            1.468                 158,425
                                                                            1.289                 135,565
                                                                            1.456                 128,696
                                                                            1.237                  80,496
                                                                            0.974                 140,498
                                                                            1.322                  88,649
                                                                            1.356                  23,681
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)....... 0.903                      --
                                                                            0.913                 847,504
                                                                            1.240                 848,585
                                                                            1.184                 866,855

                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)............. 2014   2.054           2.126                 534,621
                                                                          2013   1.928           2.054                 689,075
                                                                          2012   1.731           1.928                 716,868
                                                                          2011   1.677           1.731                 644,745
                                                                          2010   1.505           1.677                 705,031
                                                                          2009   1.114           1.505                 662,082
                                                                          2008   1.387           1.114                 716,059
                                                                          2007   1.318           1.387                 875,686
                                                                          2006   1.258           1.318                 869,658
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)........... 2009   0.901           0.857                      --
                                                                          2008   1.596           0.901                 460,686
                                                                          2007   1.449           1.596                 579,386
                                                                          2006   1.466           1.449                 603,565
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)........... 2014   1.264           1.307                 256,206
                                                                          2013   0.991           1.264                 165,770
                                                                          2012   0.862           0.991                 451,068
                                                                          2011   1.008           0.862                 256,023
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *.............. 2014   1.355           1.357               3,087,158
                                                                          2013   1.039           1.355               3,705,543
                                                                          2012   0.894           1.039               4,206,916
                                                                          2011   0.998           0.894               4,778,084
                                                                          2010   0.845           0.998               5,754,121
                                                                          2009   0.679           0.845               6,317,567
                                                                          2008   0.983           0.679               6,812,980
                                                                          2007   1.029           0.983               7,858,531
                                                                          2006   1.003           1.029               2,366,839
 MIST MFS(R) Emerging Markets Equity Subaccount (Class B) (4/08)......... 2014   2.702           2.487               1,280,008
                                                                          2013   2.888           2.702                 713,302
                                                                          2012   2.467           2.888                 820,574
                                                                          2011   3.082           2.467                 969,247
                                                                          2010   2.532           3.082               1,193,268
                                                                          2009   1.522           2.532               1,264,697
                                                                          2008   3.321           1.522               1,263,528
 MIST MFS(R) Research International Subaccount (Class B) (4/07) *........ 2014   2.225           2.039                 825,891
                                                                          2013   1.895           2.225               1,304,709
                                                                          2012   1.649           1.895               1,599,937
                                                                          2011   1.876           1.649               1,791,610
                                                                          2010   1.710           1.876               1,929,042
                                                                          2009   1.320           1.710               2,172,868
                                                                          2008   2.326           1.320               1,489,970
                                                                          2007   2.214           2.326                 474,394
 MIST MLA Mid Cap Subaccount (Class A) (4/08)............................ 2013   1.736           1.882                      --
                                                                          2012   1.670           1.736                 783,059
                                                                          2011   1.788           1.670                 901,142
                                                                          2010   1.473           1.788                 965,061
                                                                          2009   1.091           1.473               1,000,719
                                                                          2008   1.724           1.091               1,087,114
 MIST MLA Mid Cap Subaccount (Class B) (4/07)............................ 2013   1.078           1.168                      --
                                                                          2012   1.040           1.078               3,042,023
                                                                          2011   1.115           1.040               3,337,591
                                                                          2010   0.922           1.115               3,716,664
                                                                          2009   0.685           0.922               3,990,754
                                                                          2008   1.127           0.685               2,711,797
                                                                          2007   1.271           1.127                  89,796
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *............ 2014   1.362           1.370               2,285,732
                                                                          2013   1.088           1.362               2,628,162
                                                                          2012   0.912           1.088               3,227,875
                                                                          2011   1.012           0.912               3,621,330
                                                                          2010   0.886           1.012               4,064,418
                                                                          2009   0.644           0.886               4,403,792
                                                                          2008   1.100           0.644               4,832,675
                                                                          2007   1.051           1.100               5,755,900
                                                                          2006   0.996           1.051               5,922,776

                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *....... 2014   1.465           1.488               1,671,353
                                                                          2013   1.634           1.465               1,957,555
                                                                          2012   1.518           1.634               2,720,268
                                                                          2011   1.383           1.518               3,119,858
                                                                          2010   1.301           1.383               3,080,081
                                                                          2009   1.116           1.301               2,972,107
                                                                          2008   1.214           1.116               3,355,786
                                                                          2007   1.146           1.214               3,177,968
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2014   1.548           1.588               4,906,754
                                                                          2013   1.603           1.548               6,433,826
                                                                          2012   1.490           1.603               8,842,108
                                                                          2011   1.467           1.490               9,215,698
                                                                          2010   1.377           1.467               6,092,638
                                                                          2009   1.235           1.377               5,847,652
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2014   1.987           2.175                  56,592
                                                                          2013   1.517           1.987                  70,392
                                                                          2012   1.393           1.517                  66,253
                                                                          2011   1.482           1.393                  81,995
                                                                          2010   1.295           1.482                  90,198
                                                                          2009   1.062           1.295                 167,716
                                                                          2008   1.606           1.062                 176,165
                                                                          2007   1.553           1.606                 269,443
                                                                          2006   1.444           1.553                 283,597
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.164           1.286                      --
                                                                          2006   1.106           1.164                  84,676
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2014   1.737           1.789                 950,732
                                                                          2013   1.737           1.737               1,132,137
                                                                          2012   1.581           1.737               1,319,025
                                                                          2011   1.549           1.581               1,343,999
                                                                          2010   1.403           1.549               1,327,183
                                                                          2009   1.071           1.403               1,350,479
                                                                          2008   1.218           1.071               1,513,676
                                                                          2007   1.160           1.218               1,834,393
                                                                          2006   1.120           1.160               1,825,798
 MIST RCM Technology Subaccount (Class B) (5/11)......................... 2013   1.905           1.991                      --
                                                                          2012   1.726           1.905                 215,738
                                                                          2011   2.135           1.726                 273,666
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2014   1.345           1.500               2,426,569
                                                                          2013   1.021           1.345               2,784,433
                                                                          2012   0.879           1.021               3,067,172
                                                                          2011   0.930           0.879               3,379,873
                                                                          2010   0.807           0.930               3,883,900
                                                                          2009   0.693           0.807               3,903,637
                                                                          2008   1.104           0.693               4,074,877
                                                                          2007   1.078           1.104               4,577,309
                                                                          2006   1.001           1.078               2,683,353
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2014   2.076           2.265                 450,145
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)................. 2007   1.645           1.725                      --
                                                                          2006   1.553           1.645                 597,957
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)................. 2014   2.017           2.257                 280,146
                                                                          2013   1.527           2.017                 406,202
                                                                          2012   1.366           1.527                 298,428
                                                                          2011   1.385           1.366                 409,260
                                                                          2010   1.249           1.385                 384,716
                                                                          2009   1.064           1.249                 421,636
                                                                          2008   1.724           1.064                 547,331
                                                                          2007   1.711           1.724                 543,310
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)................... 2014   1.322           1.393               1,035,758
                                                                          2013   1.353           1.322               1,199,794
                                                                          2012   1.277           1.353               1,675,688
                                                                          2011   1.217           1.277               1,996,059
                                                                          2010   1.141           1.217               2,150,699
                                                                          2009   1.059           1.141               2,028,649
                                                                          2008   1.114           1.059               2,336,733
                                                                          2007   1.064           1.114               3,276,314
                                                                          2006   1.024           1.064               1,708,494

                            PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                UNIT VALUE AT                   NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2014   1.648           1.767                 720,213
                                                                        2013   1.247           1.648                 811,759
                                                                        2012   1.108           1.247                 876,805
                                                                        2011   1.235           1.108                 917,166
                                                                        2010   1.047           1.235               1,229,652
                                                                        2009   0.831           1.047               1,138,143
 MSF BlackRock Money Market Subaccount (Class A) (4/06)................ 2014   1.007           0.991               7,232,861
                                                                        2013   1.022           1.007              10,018,131
                                                                        2012   1.038           1.022              12,543,678
                                                                        2011   1.055           1.038              13,039,890
                                                                        2010   1.071           1.055              14,271,296
                                                                        2009   1.083           1.071              16,182,132
                                                                        2008   1.069           1.083              23,360,395
                                                                        2007   1.034           1.069              14,341,336
                                                                        2006   1.011           1.034               9,629,261
 MSF FI Large Cap Subaccount (Class A) (4/06).......................... 2009   0.775           0.809                      --
                                                                        2008   1.427           0.775                 840,879
                                                                        2007   1.394           1.427                 925,820
                                                                        2006   1.375           1.394               1,050,103
 MSF FI Value Leaders Subaccount (Class D) (4/06)...................... 2013   1.295           1.425                      --
                                                                        2012   1.137           1.295                 798,370
                                                                        2011   1.232           1.137                 877,645
                                                                        2010   1.093           1.232               1,052,276
                                                                        2009   0.912           1.093               1,098,203
                                                                        2008   1.519           0.912               1,255,504
                                                                        2007   1.482           1.519               1,484,108
                                                                        2006   1.444           1.482               1,473,209
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)............... 2014   2.167           2.370                 614,757
                                                                        2013   1.660           2.167                 625,816
                                                                        2012   1.520           1.660                 714,243
                                                                        2011   1.594           1.520                 839,857
                                                                        2010   1.406           1.594                 992,680
                                                                        2009   0.957           1.406               1,015,399
                                                                        2008   1.791           0.957               1,122,658
                                                                        2007   1.510           1.791               1,360,469
                                                                        2006   1.547           1.510               1,370,666
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)......... 2011   0.933           1.011                      --
                                                                        2010   0.819           0.933                 227,511
                                                                        2009   0.632           0.819                 221,096
                                                                        2008   1.078           0.632                 246,943
                                                                        2007   1.061           1.078                 266,656
                                                                        2006   1.002           1.061                 263,219
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06)........... 2014   1.319           1.357                 934,009
                                                                        2013   1.284           1.319               1,074,480
                                                                        2012   1.195           1.284               2,308,137
                                                                        2011   1.175           1.195               1,976,282
                                                                        2010   1.085           1.175               1,564,637
                                                                        2009   0.914           1.085               1,143,234
                                                                        2008   1.084           0.914                 665,471
                                                                        2007   1.043           1.084                  78,295
                                                                        2006   1.001           1.043                  66,476
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06)........... 2014   1.333           1.378               2,381,861
                                                                        2013   1.221           1.333               2,189,635
                                                                        2012   1.112           1.221               2,295,264
                                                                        2011   1.118           1.112               2,610,615
                                                                        2010   1.018           1.118               1,615,515
                                                                        2009   0.836           1.018               1,163,679
                                                                        2008   1.083           0.836                 972,194
                                                                        2007   1.050           1.083                 900,547
                                                                        2006   1.002           1.050                 429,592
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06)........... 2014   1.330           1.375               6,884,412
                                                                        2013   1.145           1.330               1,752,324
                                                                        2012   1.027           1.145               1,388,838
                                                                        2011   1.057           1.027               1,105,341
                                                                        2010   0.949           1.057               1,263,812
                                                                        2009   0.761           0.949               1,174,022
                                                                        2008   1.084           0.761               1,078,720
                                                                        2007   1.055           1.084               1,239,567
                                                                        2006   1.002           1.055               1,348,077

                 PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                           UNIT VALUE AT
                                                                                            BEGINNING OF
PORTFOLIO NAME                                                                      YEAR        YEAR
---------------------------------------------------------------------------------- ------ ---------------
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06)...................... 2014   1.309
                                                                                   2013   1.070
                                                                                   2012   0.942
                                                                                   2011   0.994
                                                                                   2010   0.880
                                                                                   2009   0.692
                                                                                   2008   1.084
                                                                                   2007   1.060
                                                                                   2006   1.002
 MSF MetLife Stock Index Subaccount (Class B) (5/09).............................. 2014   1.501
                                                                                   2013   1.158
                                                                                   2012   1.019
                                                                                   2011   1.018
                                                                                   2010   0.903
                                                                                   2009   0.734
 MSF MFS(R) Total Return Subaccount (Class F) (4/06).............................. 2014   1.765
                                                                                   2013   1.510
                                                                                   2012   1.377
                                                                                   2011   1.368
                                                                                   2010   1.265
                                                                                   2009   1.085
                                                                                   2008   1.419
                                                                                   2007   1.383
                                                                                   2006   1.294
 MSF MFS(R) Value Subaccount (Class A) (4/06)..................................... 2014   1.950
                                                                                   2013   1.459
                                                                                   2012   1.270
                                                                                   2011   1.279
                                                                                   2010   1.166
                                                                                   2009   0.980
                                                                                   2008   1.475
                                                                                   2007   1.392
                                                                                   2006   1.259
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)......................... 2014   2.367
                                                                                   2013   1.895
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)......................... 2014   1.468
                                                                                   2013   1.177
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................... 2014   1.647
                                                                                   2013   1.206
                                                                                   2012   1.032
                                                                                   2011   1.062
                                                                                   2010   0.924
                                                                                   2009   0.656
                                                                                   2008   1.149
                                                                                   2007   1.069
                                                                                   2006   0.998
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................... 2014   2.350
                                                                                   2013   1.655
                                                                                   2012   1.451
                                                                                   2011   1.452
                                                                                   2010   1.095
                                                                                   2009   0.802
                                                                                   2008   1.220
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2007   1.153
                                                                                   2006   1.084
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2014   1.209
                                                                                   2013   1.235
                                                                                   2012   1.212
                                                                                   2011   1.165
                                                                                   2010   1.116
                                                                                   2009   1.085
                                                                                   2008   1.104
                                                                                   2007   1.073
                                                                                   2006   1.037



                                                                                                    NUMBER OF UNITS
                                                                                    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                       END OF YEAR      END OF YEAR
---------------------------------------------------------------------------------- --------------- ----------------
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06)...................... 1.356               6,363,655
                                                                                   1.309               1,121,557
                                                                                   1.070               1,471,175
                                                                                   0.942               1,915,865
                                                                                   0.994               1,967,566
                                                                                   0.880               1,585,058
                                                                                   0.692               1,679,645
                                                                                   1.084               1,506,537
                                                                                   1.060               1,041,121
 MSF MetLife Stock Index Subaccount (Class B) (5/09).............................. 1.672               1,661,831
                                                                                   1.501               2,134,490
                                                                                   1.158               2,729,010
                                                                                   1.019               3,021,676
                                                                                   1.018               3,640,795
                                                                                   0.903               3,685,979
 MSF MFS(R) Total Return Subaccount (Class F) (4/06).............................. 1.884               2,352,140
                                                                                   1.765               2,948,393
                                                                                   1.510               3,334,163
                                                                                   1.377               3,495,956
                                                                                   1.368               3,870,686
                                                                                   1.265               4,132,338
                                                                                   1.085               5,153,401
                                                                                   1.419               5,874,253
                                                                                   1.383               6,211,252
 MSF MFS(R) Value Subaccount (Class A) (4/06)..................................... 2.127               1,387,786
                                                                                   1.950               1,693,173
                                                                                   1.459               1,081,793
                                                                                   1.270               1,094,426
                                                                                   1.279               1,215,911
                                                                                   1.166               1,413,020
                                                                                   0.980               1,380,791
                                                                                   1.475               1,546,147
                                                                                   1.392               1,587,913
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)......................... 2.331                 616,974
                                                                                   2.367                 695,022
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)......................... 1.441               1,742,472
                                                                                   1.468               2,660,872
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................... 1.765                 646,996
                                                                                   1.647                 668,474
                                                                                   1.206                 774,871
                                                                                   1.032                 816,568
                                                                                   1.062               1,010,584
                                                                                   0.924               1,247,569
                                                                                   0.656               1,477,950
                                                                                   1.149                 907,067
                                                                                   1.069                 879,739
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................... 2.467               1,047,116
                                                                                   2.350               1,307,390
                                                                                   1.655               1,496,390
                                                                                   1.451               1,628,742
                                                                                   1.452               1,597,420
                                                                                   1.095               1,727,989
                                                                                   0.802               1,789,355
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 1.197                      --
                                                                                   1.153               2,774,278
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 1.226               1,254,505
                                                                                   1.209               1,174,260
                                                                                   1.235               1,375,985
                                                                                   1.212               1,550,633
                                                                                   1.165               1,893,020
                                                                                   1.116               1,876,916
                                                                                   1.085               2,138,366
                                                                                   1.104               1,902,390
                                                                                   1.073               2,479,854

                  PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                             UNIT VALUE AT
                                                                                              BEGINNING OF
PORTFOLIO NAME                                                                        YEAR        YEAR
------------------------------------------------------------------------------------ ------ ---------------
 MSF WMC Balanced Subaccount (Class A) (5/09)....................................... 2014   1.542
                                                                                     2013   1.299
                                                                                     2012   1.174
                                                                                     2011   1.148
                                                                                     2010   1.064
                                                                                     2009   0.917
 MSF WMC Core Equity Opportunities Subaccount (Class A) (4/08)...................... 2014   1.757
                                                                                     2013   1.335
                                                                                     2012   1.201
                                                                                     2011   1.271
                                                                                     2010   1.153
                                                                                     2009   0.887
                                                                                     2008   1.436
Money Market Portfolio
 Money Market Subaccount (5/03)..................................................... 2006   1.002
                                                                                     2005   0.989
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (6/04)..................... 2006   1.096
                                                                                     2005   1.053
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (6/03)..................... 2007   1.119
                                                                                     2006   1.128
                                                                                     2005   1.122
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/03).................... 2009   1.192
                                                                                     2008   1.155
                                                                                     2007   1.079
                                                                                     2006   1.055
                                                                                     2005   1.046
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/03)........................ 2007   2.056
                                                                                     2006   1.635
                                                                                     2005   1.480
 Putnam VT Small Cap Value Subaccount (Class IB) (5/03)............................. 2007   2.163
                                                                                     2006   1.873
                                                                                     2005   1.777
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/03)............................... 2006   1.376
                                                                                     2005   1.286
 Travelers Convertible Securities Subaccount (6/03)................................. 2006   1.180
                                                                                     2005   1.194
 Travelers Disciplined Mid Cap Stock Subaccount (6/03).............................. 2006   1.650
                                                                                     2005   1.490
 Travelers Equity Income Subaccount (5/03).......................................... 2006   1.374
                                                                                     2005   1.336
 Travelers Federated High Yield Subaccount (5/03)................................... 2006   1.217
                                                                                     2005   1.205
 Travelers Federated Stock Subaccount (6/03)........................................ 2006   1.412
                                                                                     2005   1.362
 Travelers Large Cap Subaccount (6/03).............................................. 2006   1.334
                                                                                     2005   1.247
 Travelers Managed Allocation Series: Aggressive Subaccount (5/05).................. 2006   1.101
                                                                                     2005   1.000
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................ 2006   1.031
                                                                                     2005   1.000
 Travelers Managed Allocation Series: Moderate Subaccount (5/05).................... 2006   1.068
                                                                                     2005   1.000
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)......... 2006   1.078
                                                                                     2005   1.000
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)....... 2006   1.047
                                                                                     2005   1.000



                                                                                                      NUMBER OF UNITS
                                                                                      UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                         END OF YEAR      END OF YEAR
------------------------------------------------------------------------------------ --------------- ----------------
 MSF WMC Balanced Subaccount (Class A) (5/09)....................................... 1.679                 489,346
                                                                                     1.542                 594,471
                                                                                     1.299                 613,548
                                                                                     1.174                 718,793
                                                                                     1.148                 761,158
                                                                                     1.064                 695,103
 MSF WMC Core Equity Opportunities Subaccount (Class A) (4/08)...................... 1.914                 424,337
                                                                                     1.757                 477,042
                                                                                     1.335                 460,964
                                                                                     1.201                 511,611
                                                                                     1.271                 527,774
                                                                                     1.153                 457,716
                                                                                     0.887                 475,963
Money Market Portfolio
 Money Market Subaccount (5/03)..................................................... 1.011                      --
                                                                                     1.002               8,603,519
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (6/04)..................... 1.159                      --
                                                                                     1.096               1,107,893
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (6/03)..................... 1.141                      --
                                                                                     1.119               3,379,543
                                                                                     1.128               3,428,297
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/03).................... 1.232                      --
                                                                                     1.192               5,724,472
                                                                                     1.155               5,839,917
                                                                                     1.079               6,333,804
                                                                                     1.055               6,330,516
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/03)........................ 2.226                      --
                                                                                     2.056                 125,668
                                                                                     1.635                 147,722
 Putnam VT Small Cap Value Subaccount (Class IB) (5/03)............................. 2.310                      --
                                                                                     2.163               2,851,225
                                                                                     1.873               2,793,772
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/03)............................... 1.466                      --
                                                                                     1.376                 532,043
 Travelers Convertible Securities Subaccount (6/03)................................. 1.258                      --
                                                                                     1.180                 801,813
 Travelers Disciplined Mid Cap Stock Subaccount (6/03).............................. 1.802                      --
                                                                                     1.650               1,336,963
 Travelers Equity Income Subaccount (5/03).......................................... 1.444                      --
                                                                                     1.374               1,510,545
 Travelers Federated High Yield Subaccount (5/03)................................... 1.248                      --
                                                                                     1.217               1,281,352
 Travelers Federated Stock Subaccount (6/03)........................................ 1.463                      --
                                                                                     1.412                 202,687
 Travelers Large Cap Subaccount (6/03).............................................. 1.375                      --
                                                                                     1.334                 627,924
 Travelers Managed Allocation Series: Aggressive Subaccount (5/05).................. 1.170                      --
                                                                                     1.101                 217,807
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................ 1.035                      --
                                                                                     1.031                  58,058
 Travelers Managed Allocation Series: Moderate Subaccount (5/05).................... 1.106                      --
                                                                                     1.068               1,120,140
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)......... 1.125                      --
                                                                                     1.078                 916,189
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)....... 1.068                      --
                                                                                     1.047                 164,811

                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 Travelers Mercury Large Cap Core Subaccount (6/03)...................... 2006   1.462           1.553                      --
                                                                          2005   1.325           1.462                 576,006
 Travelers MFS(R) Mid Cap Growth Subaccount (6/03)....................... 2006   1.462           1.547                      --
                                                                          2005   1.440           1.462               1,428,023
 Travelers MFS(R) Total Return Subaccount (5/03)......................... 2006   1.253           1.294                      --
                                                                          2005   1.236           1.253               6,261,806
 Travelers MFS(R) Value Subaccount (5/04)................................ 2006   1.165           1.259                      --
                                                                          2005   1.112           1.165               1,392,598
 Travelers Mondrian International Stock Subaccount (6/03)................ 2006   1.556           1.788                      --
                                                                          2005   1.443           1.556                 711,397
 Travelers Pioneer Fund Subaccount (6/03)................................ 2006   1.361           1.444                      --
                                                                          2005   1.304           1.361                 291,235
 Travelers Pioneer Mid Cap Value Subaccount (5/05)....................... 2006   1.051           1.106                      --
                                                                          2005   1.000           1.051                  22,497
 Travelers Pioneer Strategic Income Subaccount (5/04).................... 2006   1.108           1.120                      --
                                                                          2005   1.086           1.108               1,569,037
 Travelers Quality Bond Subaccount (5/03)................................ 2006   1.033           1.024                      --
                                                                          2005   1.033           1.033               3,810,814
 Travelers Strategic Equity Subaccount (6/03)............................ 2006   1.340           1.398                      --
                                                                          2005   1.334           1.340                 365,247
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)........ 2006   1.107           1.274                      --
                                                                          2005   1.000           1.107                  30,325
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05)......... 2006   1.109           1.272                      --
                                                                          2005   1.000           1.109                      --
 Travelers U.S. Government Securities Subaccount (5/04).................. 2006   1.075           1.037                      --
                                                                          2005   1.047           1.075               2,432,490
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)............ 2014   1.536           1.653                 412,760
                                                                          2013   1.314           1.536                 403,053
                                                                          2012   1.206           1.314                 400,719
                                                                          2011   1.225           1.206                 407,169
                                                                          2010   1.109           1.225                 451,807
                                                                          2009   0.917           1.109                 550,276
                                                                          2008   1.245           0.917                 554,742
                                                                          2007   1.140           1.245                 589,213
                                                                          2006   1.075           1.140                 587,661
                                                                          2005   1.046           1.075                 440,393
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (6/03)...................... 2009   1.038           1.007                      --
                                                                          2008   1.642           1.038               1,401,595
                                                                          2007   1.708           1.642               1,712,423
                                                                          2006   1.495           1.708               1,931,195
                                                                          2005   1.458           1.495               1,945,161
 Van Kampen LIT Enterprise Subaccount (Class II) (6/03).................. 2009   0.841           0.862                      --
                                                                          2008   1.501           0.841                  43,526
                                                                          2007   1.356           1.501                  41,376
                                                                          2006   1.289           1.356                  43,299
                                                                          2005   1.214           1.289                  44,689




                                  PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.60%
                                                                                UNIT VALUE AT                   NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------------- ------ --------------- --------------- ----------------
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (6/03)........ 2006   1.183           1.145           --
                                                                        2005   1.057           1.183           --

              PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)
                                                                                     UNIT VALUE AT
                                                                                      BEGINNING OF
PORTFOLIO NAME                                                                YEAR        YEAR
---------------------------------------------------------------------------- ------ ---------------
American Funds Insurance Series(R)
 American Funds Global Growth Subaccount (Class 2) (6/03)................... 2014   1.961
                                                                             2013   1.558
                                                                             2012   1.305
                                                                             2011   1.470
                                                                             2010   1.350
                                                                             2009   0.974
                                                                             2008   1.622
                                                                             2007   1.450
                                                                             2006   1.236
                                                                             2005   1.112
 American Funds Growth Subaccount (Class 2) (5/03).......................... 2014   1.680
                                                                             2013   1.325
                                                                             2012   1.154
                                                                             2011   1.237
                                                                             2010   1.070
                                                                             2009   0.788
                                                                             2008   1.443
                                                                             2007   1.318
                                                                             2006   1.228
                                                                             2005   1.084
 American Funds Growth-Income Subaccount (Class 2) (5/03)................... 2014   1.508
                                                                             2013   1.159
                                                                             2012   1.013
                                                                             2011   1.059
                                                                             2010   0.975
                                                                             2009   0.763
                                                                             2008   1.260
                                                                             2007   1.231
                                                                             2006   1.097
                                                                             2005   1.063
Capital Appreciation Fund
 Capital Appreciation Fund (6/03)........................................... 2006   1.345
                                                                             2005   1.168
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (6/03)....................... 2006   1.343
                                                                             2005   1.286
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (5/03)................ 2008   1.230
                                                                             2007   1.179
                                                                             2006   1.039
                                                                             2005   1.021
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/03).......... 2008   0.986
                                                                             2007   1.138
                                                                             2006   1.126
                                                                             2005   1.092
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (3/04)......... 2006   1.197
                                                                             2005   1.115
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (1/04)....... 2006   1.199
                                                                             2005   1.118
Fidelity(R) Variable Insurance Products
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (6/03)............. 2014   1.790
                                                                             2013   1.403
                                                                             2012   1.240
                                                                             2011   1.309
                                                                             2010   1.149
                                                                             2009   0.871
                                                                             2008   1.559
                                                                             2007   1.364
                                                                             2006   1.257
                                                                             2005   1.105



                                                                                              NUMBER OF UNITS
                                                                              UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                 END OF YEAR      END OF YEAR
---------------------------------------------------------------------------- --------------- ----------------
American Funds Insurance Series(R)
 American Funds Global Growth Subaccount (Class 2) (6/03)................... 1.955                 12,978
                                                                             1.961                 13,253
                                                                             1.558                 14,624
                                                                             1.305                 15,413
                                                                             1.470                 16,891
                                                                             1.350                 19,318
                                                                             0.974                 35,569
                                                                             1.622                 39,975
                                                                             1.450                 41,330
                                                                             1.236                 40,074
 American Funds Growth Subaccount (Class 2) (5/03).......................... 1.776                 90,671
                                                                             1.680                 92,998
                                                                             1.325                 98,162
                                                                             1.154                100,758
                                                                             1.237                121,282
                                                                             1.070                129,536
                                                                             0.788                150,195
                                                                             1.443                151,126
                                                                             1.318                162,233
                                                                             1.228                146,374
 American Funds Growth-Income Subaccount (Class 2) (5/03)................... 1.626                169,332
                                                                             1.508                188,396
                                                                             1.159                210,648
                                                                             1.013                232,623
                                                                             1.059                239,920
                                                                             0.975                255,155
                                                                             0.763                295,324
                                                                             1.260                297,337
                                                                             1.231                296,976
                                                                             1.097                301,546
Capital Appreciation Fund
 Capital Appreciation Fund (6/03)........................................... 1.326                     --
                                                                             1.345                 27,231
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (6/03)....................... 1.735                     --
                                                                             1.343                 23,582
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (5/03)................ 1.174                     --
                                                                             1.230                  8,188
                                                                             1.179                  8,985
                                                                             1.039                  8,990
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/03).......... 0.928                     --
                                                                             0.986                 17,190
                                                                             1.138                 15,604
                                                                             1.126                 12,961
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (3/04)......... 1.298                     --
                                                                             1.197                 32,568
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (1/04)....... 1.332                     --
                                                                             1.199                113,859
Fidelity(R) Variable Insurance Products
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (6/03)............. 1.947                 20,339
                                                                             1.790                 20,922
                                                                             1.403                 31,780
                                                                             1.240                 32,761
                                                                             1.309                 48,966
                                                                             1.149                 48,169
                                                                             0.871                 49,113
                                                                             1.559                 41,354
                                                                             1.364                 61,623
                                                                             1.257                 54,573

                   PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)
                                                                                              UNIT VALUE AT
                                                                                               BEGINNING OF
PORTFOLIO NAME                                                                         YEAR        YEAR
------------------------------------------------------------------------------------- ------ ---------------
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (7/03)....... 2014   1.860
                                                                                      2013   1.381
                                                                                      2012   1.159
                                                                                      2011   1.224
                                                                                      2010   1.065
                                                                                      2009   0.805
                                                                                      2008   1.408
                                                                                      2007   1.354
                                                                                      2006   1.221
                                                                                      2005   1.038
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/03)............................ 2014   2.234
                                                                                      2013   1.687
                                                                                      2012   1.512
                                                                                      2011   1.741
                                                                                      2010   1.389
                                                                                      2009   1.020
                                                                                      2008   1.734
                                                                                      2007   1.543
                                                                                      2006   1.409
                                                                                      2005   1.225
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (6/03)....................... 2006   1.184
                                                                                      2005   1.099
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (6/03)................. 2008   2.449
                                                                                      2007   1.952
                                                                                      2006   1.564
                                                                                      2005   1.260
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)............................ 2014   1.624
                                                                                      2013   1.355
                                                                                      2012   1.177
                                                                                      2011   1.351
                                                                                      2010   1.279
                                                                                      2009   0.958
                                                                                      2008   1.650
                                                                                      2007   1.467
                                                                                      2006   1.239
                                                                                      2005   1.154
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (6/03)...................... 2006   1.186
                                                                                      2005   1.118
High Yield Bond Trust
 High Yield Bond Trust (6/04)........................................................ 2006   1.061
                                                                                      2005   1.074
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (6/03)............................. 2006   1.119
                                                                                      2005   1.067
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/03)................. 2010   1.181
                                                                                      2009   0.964
                                                                                      2008   1.395
                                                                                      2007   1.176
                                                                                      2006   1.135
                                                                                      2005   1.037
 Janus Aspen Global Research Subaccount (Service Shares) (6/03)...................... 2008   1.367
                                                                                      2007   1.283
                                                                                      2006   1.117
                                                                                      2005   1.085
 Janus Aspen Global Technology Subaccount (Service Shares) (5/03).................... 2011   1.439
                                                                                      2010   1.187
                                                                                      2009   0.777
                                                                                      2008   1.423
                                                                                      2007   1.200
                                                                                      2006   1.142
                                                                                      2005   1.051
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (6/03)....................................... 2006   1.139
                                                                                      2005   1.124



                                                                                                       NUMBER OF UNITS
                                                                                       UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                          END OF YEAR      END OF YEAR
------------------------------------------------------------------------------------- --------------- ----------------
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (7/03)....... 2.006                     --
                                                                                      1.860                     --
                                                                                      1.381                     --
                                                                                      1.159                     --
                                                                                      1.224                     --
                                                                                      1.065                     --
                                                                                      0.805                     --
                                                                                      1.408                     --
                                                                                      1.354                     --
                                                                                      1.221                     --
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/03)............................ 2.308                 31,928
                                                                                      2.234                 32,897
                                                                                      1.687                 37,296
                                                                                      1.512                 36,027
                                                                                      1.741                 41,179
                                                                                      1.389                 49,245
                                                                                      1.020                 53,857
                                                                                      1.734                 47,675
                                                                                      1.543                 49,551
                                                                                      1.409                 32,733
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (6/03)....................... 1.365                     --
                                                                                      1.184                  3,577
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (6/03)................. 2.221                     --
                                                                                      2.449                 55,231
                                                                                      1.952                 59,357
                                                                                      1.564                 58,687
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)............................ 1.406                 28,656
                                                                                      1.624                114,676
                                                                                      1.355                118,023
                                                                                      1.177                125,466
                                                                                      1.351                122,966
                                                                                      1.279                120,080
                                                                                      0.958                118,480
                                                                                      1.650                112,977
                                                                                      1.467                123,624
                                                                                      1.239                113,416
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (6/03)...................... 1.408                     --
                                                                                      1.186                    976
High Yield Bond Trust
 High Yield Bond Trust (6/04)........................................................ 1.081                     --
                                                                                      1.061                 33,026
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (6/03)............................. 1.152                     --
                                                                                      1.119                     --
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/03)................. 1.193                     --
                                                                                      1.181                     --
                                                                                      0.964                     --
                                                                                      1.395                     --
                                                                                      1.176                     --
                                                                                      1.135                     --
 Janus Aspen Global Research Subaccount (Service Shares) (6/03)...................... 0.735                     --
                                                                                      1.367                     --
                                                                                      1.283                     --
                                                                                      1.117                     --
 Janus Aspen Global Technology Subaccount (Service Shares) (5/03).................... 1.536                     --
                                                                                      1.439                     --
                                                                                      1.187                     --
                                                                                      0.777                     --
                                                                                      1.423                     --
                                                                                      1.200                     --
                                                                                      1.142                     --
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (6/03)....................................... 1.268                     --
                                                                                      1.139                  1,014

                 PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)
                                                                                          UNIT VALUE AT
                                                                                           BEGINNING OF
PORTFOLIO NAME                                                                     YEAR        YEAR
--------------------------------------------------------------------------------- ------ ---------------
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)....... 2014   1.842
                                                                                  2013   1.279
                                                                                  2012   1.106
                                                                                  2011   1.108
                                                                                  2010   0.910
                                                                                  2009   0.694
                                                                                  2008   1.195
                                                                                  2007   1.248
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)........... 2014   1.417
                                                                                  2013   1.100
                                                                                  2012   0.982
                                                                                  2011   1.075
                                                                                  2010   0.946
                                                                                  2009   0.750
                                                                                  2008   1.215
                                                                                  2007   1.277
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)............ 2014   1.609
                                                                                  2013   1.270
                                                                                  2012   1.125
                                                                                  2011   1.125
                                                                                  2010   1.025
                                                                                  2009   0.862
                                                                                  2008   1.251
                                                                                  2007   1.217
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)........ 2014   1.460
                                                                                  2013   1.087
                                                                                  2012   0.927
                                                                                  2011   0.958
                                                                                  2010   0.895
                                                                                  2009   0.645
                                                                                  2008   1.056
                                                                                  2007   1.062
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (6/03)......... 2014   1.585
                                                                                  2013   1.229
                                                                                  2012   1.083
                                                                                  2011   1.059
                                                                                  2010   0.993
                                                                                  2009   0.819
                                                                                  2008   1.305
                                                                                  2007   1.289
                                                                                  2006   1.119
                                                                                  2005   1.078
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (6/03)........ 2014   2.262
                                                                                  2013   1.579
                                                                                  2012   1.357
                                                                                  2011   1.374
                                                                                  2010   1.126
                                                                                  2009   0.810
                                                                                  2008   1.402
                                                                                  2007   1.308
                                                                                  2006   1.190
                                                                                  2005   1.164
 LMPVET Equity Index Subaccount (Class II) (5/03)................................ 2009   0.758
                                                                                  2008   1.244
                                                                                  2007   1.217
                                                                                  2006   1.085
                                                                                  2005   1.068
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (11/03)......... 2011   0.930
                                                                                  2010   0.875
                                                                                  2009   0.764
                                                                                  2008   0.995
                                                                                  2007   1.008
                                                                                  2006   0.994
                                                                                  2005   0.996
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (6/03)...................................... 2007   1.232
                                                                                  2006   1.070
                                                                                  2005   1.056



                                                                                                   NUMBER OF UNITS
                                                                                   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                      END OF YEAR      END OF YEAR
--------------------------------------------------------------------------------- --------------- ----------------
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)....... 2.161                    --
                                                                                  1.842                    --
                                                                                  1.279                    --
                                                                                  1.106                    --
                                                                                  1.108                    --
                                                                                  0.910                    --
                                                                                  0.694                    --
                                                                                  1.195                    --
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)........... 1.420                    --
                                                                                  1.417                   653
                                                                                  1.100                   655
                                                                                  0.982                   657
                                                                                  1.075                   659
                                                                                  0.946                   745
                                                                                  0.750                   747
                                                                                  1.215                   749
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)............ 1.740                    --
                                                                                  1.609                    --
                                                                                  1.270                    --
                                                                                  1.125                    --
                                                                                  1.125                    --
                                                                                  1.025                    --
                                                                                  0.862                    --
                                                                                  1.251                    --
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)........ 1.622                    --
                                                                                  1.460                    --
                                                                                  1.087                    --
                                                                                  0.927                    --
                                                                                  0.958                    --
                                                                                  0.895                    --
                                                                                  0.645                    --
                                                                                  1.056                    --
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (6/03)......... 1.726                 7,417
                                                                                  1.585                 7,985
                                                                                  1.229                 8,057
                                                                                  1.083                 8,521
                                                                                  1.059                 9,058
                                                                                  0.993                 8,475
                                                                                  0.819                 7,875
                                                                                  1.305                 7,561
                                                                                  1.289                    --
                                                                                  1.119                    --
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (6/03)........ 2.294                 6,767
                                                                                  2.262                 7,151
                                                                                  1.579                 7,290
                                                                                  1.357                 7,421
                                                                                  1.374                15,582
                                                                                  1.126                15,354
                                                                                  0.810                14,860
                                                                                  1.402                13,817
                                                                                  1.308                12,485
                                                                                  1.190                 6,033
 LMPVET Equity Index Subaccount (Class II) (5/03)................................ 0.735                    --
                                                                                  0.758                    --
                                                                                  1.244                    --
                                                                                  1.217                    --
                                                                                  1.085                    --
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (11/03)......... 0.916                    --
                                                                                  0.930                    --
                                                                                  0.875                    --
                                                                                  0.764                    --
                                                                                  0.995                    --
                                                                                  1.008                    --
                                                                                  0.994                 4,266
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (6/03)...................................... 1.288                    --
                                                                                  1.232                    --
                                                                                  1.070                    --

                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 LMPVPI Large Cap Growth Subaccount (Class I) (6/03)..................... 2007   1.030           1.070                    --
                                                                          2006   1.014           1.030                    --
                                                                          2005   0.989           1.014                    --
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (6/03)................... 2007   1.220           1.259                    --
                                                                          2006   1.127           1.220                 5,016
                                                                          2005   1.053           1.127                 5,019
 LMPVPII Growth and Income Subaccount (Class I) (7/03)................... 2007   1.177           1.225                    --
                                                                          2006   1.074           1.177                    --
                                                                          2005   1.064           1.074                    --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (6/03).............. 2007   1.262           1.308                    --
                                                                          2006   1.105           1.262                85,238
                                                                          2005   1.098           1.105                84,748
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).................. 2007   1.337           1.468                    --
                                                                          2006   1.222           1.337                23,542
                                                                          2005   1.159           1.222                23,021
Managed Assets Trust
 Managed Assets Trust (5/04)............................................. 2006   1.083           1.114                    --
                                                                          2005   1.070           1.083                42,651
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)............. 2008   1.302           1.251                    --
                                                                          2007   1.260           1.302                34,104
                                                                          2006   1.333           1.260                42,503
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *................. 2014   1.690           1.704                62,433
                                                                          2013   1.578           1.690                68,266
                                                                          2012   1.386           1.578                68,016
                                                                          2011   1.386           1.386                72,698
                                                                          2010   1.224           1.386                76,416
                                                                          2009   0.852           1.224                83,726
                                                                          2008   1.153           0.852                91,780
                                                                          2007   1.151           1.153                99,175
                                                                          2006   1.100           1.151                60,073
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............. 2014   0.981           1.086                31,733
                                                                          2013   0.970           0.981                33,469
                                                                          2012   0.789           0.970                33,193
                                                                          2011   0.854           0.789                35,369
                                                                          2010   0.754           0.854                33,701
                                                                          2009   0.573           0.754                39,543
                                                                          2008   1.006           0.573                41,233
                                                                          2007   1.212           1.006                32,629
                                                                          2006   1.003           1.212                38,576
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....... 2014   1.971           2.047                    --
                                                                          2013   1.567           1.971                    --
                                                                          2012   1.310           1.567                    --
                                                                          2011   1.450           1.310                    --
                                                                          2010   1.357           1.450                14,898
                                                                          2009   0.972           1.357                15,790
                                                                          2008   1.717           0.972                30,647
                                                                          2007   1.351           1.717                30,840
                                                                          2006   1.326           1.351                29,451
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).......... 2014   2.040           2.280                    --
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *......... 2014   1.979           1.822                23,753
                                                                          2013   1.553           1.979                21,429
                                                                          2012   1.231           1.553                23,822
                                                                          2011   1.469           1.231                31,521
                                                                          2010   1.292           1.469                32,509
                                                                          2009   0.853           1.292                34,933
                                                                          2008   1.477           0.853                56,059
                                                                          2007   1.529           1.477                55,147
                                                                          2006   1.397           1.529                45,548
 MIST Invesco Comstock Subaccount (Class B) (5/09)....................... 2014   1.564           1.665                22,784
                                                                          2013   1.185           1.564                    --
                                                                          2012   1.027           1.185                    --
                                                                          2011   1.069           1.027                    --
                                                                          2010   0.955           1.069                 8,579
                                                                          2009   0.771           0.955                12,161

              PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)
                                                                                    UNIT VALUE AT
                                                                                     BEGINNING OF
PORTFOLIO NAME                                                               YEAR        YEAR
--------------------------------------------------------------------------- ------ ---------------
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *.................. 2014   1.249
                                                                            2013   0.984
                                                                            2012   0.881
                                                                            2011   0.939
                                                                            2010   0.767
                                                                            2009   0.622
                                                                            2008   1.043
                                                                            2007   1.065
                                                                            2006   0.964
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................. 2014   1.988
                                                                            2013   1.452
                                                                            2012   1.258
                                                                            2011   1.302
                                                                            2010   1.056
                                                                            2009   0.808
                                                                            2008   1.350
                                                                            2007   1.244
                                                                            2006   1.262
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................. 2014   1.758
                                                                            2013   1.354
                                                                            2012   1.202
                                                                            2011   1.372
                                                                            2010   1.178
                                                                            2009   0.937
                                                                            2008   1.286
                                                                            2007   1.333
                                                                            2006   1.259
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)....... 2009   0.882
                                                                            2008   1.211
                                                                            2007   1.169
                                                                            2006   1.114
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)............... 2014   1.629
                                                                            2013   1.546
                                                                            2012   1.402
                                                                            2011   1.373
                                                                            2010   1.245
                                                                            2009   0.932
                                                                            2008   1.172
                                                                            2007   1.126
                                                                            2006   1.081
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............. 2009   0.708
                                                                            2008   1.267
                                                                            2007   1.162
                                                                            2006   1.184
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)............. 2014   1.166
                                                                            2013   0.924
                                                                            2012   0.812
                                                                            2011   0.956
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................ 2014   1.250
                                                                            2013   0.968
                                                                            2012   0.843
                                                                            2011   0.950
                                                                            2010   0.813
                                                                            2009   0.660
                                                                            2008   0.965
                                                                            2007   1.022
                                                                            2006   1.003
 MIST MFS(R) Emerging Markets Equity Subaccount (Class B) (4/08)........... 2014   1.705
                                                                            2013   1.842
                                                                            2012   1.590
                                                                            2011   2.007
                                                                            2010   1.666
                                                                            2009   1.012
                                                                            2008   2.224



                                                                                             NUMBER OF UNITS
                                                                             UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- --------------- ----------------
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *.................. 1.335                 19,565
                                                                            1.249                 20,637
                                                                            0.984                 23,098
                                                                            0.881                 24,462
                                                                            0.939                 24,619
                                                                            0.767                 29,669
                                                                            0.622                 28,103
                                                                            1.043                 24,076
                                                                            1.065                     --
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................. 2.096                     --
                                                                            1.988                     --
                                                                            1.452                     --
                                                                            1.258                     --
                                                                            1.302                     --
                                                                            1.056                     --
                                                                            0.808                     --
                                                                            1.350                     --
                                                                            1.244                     --
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................. 1.793                  7,273
                                                                            1.758                  7,208
                                                                            1.354                  7,465
                                                                            1.202                  7,380
                                                                            1.372                  7,146
                                                                            1.178                  7,275
                                                                            0.937                  9,475
                                                                            1.286                  7,547
                                                                            1.333                     --
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)....... 0.870                     --
                                                                            0.882                 42,651
                                                                            1.211                 42,651
                                                                            1.169                 42,651
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)............... 1.669                     --
                                                                            1.629                     --
                                                                            1.546                     --
                                                                            1.402                     --
                                                                            1.373                  2,122
                                                                            1.245                  2,123
                                                                            0.932                     --
                                                                            1.172                     --
                                                                            1.126                     --
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............. 0.671                     --
                                                                            0.708                 17,570
                                                                            1.267                 17,570
                                                                            1.162                 26,201
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)............. 1.193                     --
                                                                            1.166                     --
                                                                            0.924                     --
                                                                            0.812                     --
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................ 1.239                 91,138
                                                                            1.250                 89,826
                                                                            0.968                 98,754
                                                                            0.843                114,099
                                                                            0.950                121,906
                                                                            0.813                132,053
                                                                            0.660                146,095
                                                                            0.965                164,310
                                                                            1.022                151,447
 MIST MFS(R) Emerging Markets Equity Subaccount (Class B) (4/08)........... 1.553                 85,009
                                                                            1.705                 36,870
                                                                            1.842                 34,870
                                                                            1.590                 35,037
                                                                            2.007                 42,305
                                                                            1.666                 45,145
                                                                            1.012                 68,514

                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MIST MFS(R) Research International Subaccount (Class B) (4/07) *........ 2014   1.583           1.435                     --
                                                                          2013   1.363           1.583                     --
                                                                          2012   1.198           1.363                     --
                                                                          2011   1.378           1.198                     --
                                                                          2010   1.269           1.378                     --
                                                                          2009   0.990           1.269                     --
                                                                          2008   1.763           0.990                     --
                                                                          2007   1.690           1.763                     --
 MIST MLA Mid Cap Subaccount (Class A) (4/08)............................ 2013   1.197           1.293                     --
                                                                          2012   1.163           1.197                     --
                                                                          2011   1.259           1.163                     --
                                                                          2010   1.048           1.259                 15,699
                                                                          2009   0.784           1.048                 15,699
                                                                          2008   1.249           0.784                 34,094
 MIST MLA Mid Cap Subaccount (Class B) (4/07)............................ 2013   0.995           1.075                     --
                                                                          2012   0.970           0.995                 19,651
                                                                          2011   1.051           0.970                 19,608
                                                                          2010   0.878           1.051                 19,525
                                                                          2009   0.659           0.878                 19,730
                                                                          2008   1.096           0.659                  3,480
                                                                          2007   1.246           1.096                     --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *............ 2014   1.257           1.251                 12,750
                                                                          2013   1.015           1.257                 29,413
                                                                          2012   0.860           1.015                 30,191
                                                                          2011   0.963           0.860                 31,247
                                                                          2010   0.853           0.963                 32,277
                                                                          2009   0.626           0.853                 38,225
                                                                          2008   1.081           0.626                 44,795
                                                                          2007   1.044           1.081                 43,707
                                                                          2006   0.996           1.044                 44,703
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *....... 2014   1.266           1.272                153,094
                                                                          2013   1.427           1.266                148,198
                                                                          2012   1.340           1.427                121,596
                                                                          2011   1.234           1.340                117,472
                                                                          2010   1.172           1.234                128,764
                                                                          2009   1.016           1.172                124,949
                                                                          2008   1.117           1.016                113,140
                                                                          2007   1.062           1.117                148,065
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2014   1.404           1.425                107,767
                                                                          2013   1.469           1.404                114,564
                                                                          2012   1.380           1.469                124,952
                                                                          2011   1.373           1.380                124,857
                                                                          2010   1.302           1.373                 99,406
                                                                          2009   1.177           1.302                103,558
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2014   1.514           1.640                     --
                                                                          2013   1.167           1.514                     --
                                                                          2012   1.084           1.167                     --
                                                                          2011   1.165           1.084                     --
                                                                          2010   1.029           1.165                     --
                                                                          2009   0.852           1.029                     --
                                                                          2008   1.303           0.852                     --
                                                                          2007   1.273           1.303                     --
                                                                          2006   1.192           1.273                     --
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.145           1.260                     --
                                                                          2006   1.095           1.145                     --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2014   1.605           1.635                 35,185
                                                                          2013   1.622           1.605                 35,749
                                                                          2012   1.491           1.622                 33,024
                                                                          2011   1.477           1.491                 34,592
                                                                          2010   1.351           1.477                 36,605
                                                                          2009   1.042           1.351                 42,549
                                                                          2008   1.198           1.042                 50,160
                                                                          2007   1.153           1.198                 73,242
                                                                          2006   1.121           1.153                 72,340
 MIST RCM Technology Subaccount (Class B) (5/11)......................... 2013   1.341           1.397                     --
                                                                          2012   1.228           1.341                     --
                                                                          2011   1.529           1.228                     --

                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2014   1.241           1.369                 52,712
                                                                          2013   0.952           1.241                 56,318
                                                                          2012   0.828           0.952                 60,296
                                                                          2011   0.886           0.828                 78,815
                                                                          2010   0.777           0.886                 98,533
                                                                          2009   0.673           0.777                105,845
                                                                          2008   1.084           0.673                119,260
                                                                          2007   1.070           1.084                125,595
                                                                          2006   1.001           1.070                 24,855
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2014   1.422           1.540                     --
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)................. 2007   1.364           1.426                     --
                                                                          2006   1.297           1.364                 34,017
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)................. 2014   1.554           1.721                 11,776
                                                                          2013   1.189           1.554                 13,782
                                                                          2012   1.075           1.189                 17,131
                                                                          2011   1.101           1.075                 18,639
                                                                          2010   1.004           1.101                 35,648
                                                                          2009   0.864           1.004                 40,141
                                                                          2008   1.415           0.864                 41,468
                                                                          2007   1.414           1.415                 35,210
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)................... 2014   1.200           1.252                 60,654
                                                                          2013   1.241           1.200                 61,541
                                                                          2012   1.184           1.241                 53,277
                                                                          2011   1.141           1.184                 65,862
                                                                          2010   1.081           1.141                 81,151
                                                                          2009   1.013           1.081                 85,650
                                                                          2008   1.077           1.013                 89,120
                                                                          2007   1.040           1.077                143,850
                                                                          2006   1.008           1.040                     --
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09).......... 2014   1.259           1.336                     --
                                                                          2013   0.963           1.259                     --
                                                                          2012   0.864           0.963                     --
                                                                          2011   0.974           0.864                     --
                                                                          2010   0.834           0.974                 18,150
                                                                          2009   0.667           0.834                 18,150
 MSF BlackRock Money Market Subaccount (Class A) (4/06).................. 2014   0.919           0.896                 83,125
                                                                          2013   0.944           0.919                 82,715
                                                                          2012   0.969           0.944                 79,891
                                                                          2011   0.994           0.969                 82,003
                                                                          2010   1.020           0.994                126,906
                                                                          2009   1.043           1.020                 81,261
                                                                          2008   1.040           1.043                171,671
                                                                          2007   1.016           1.040                185,261
                                                                          2006   1.001           1.016                 42,885
 MSF FI Large Cap Subaccount (Class A) (4/06)............................ 2009   0.624           0.649                     --
                                                                          2008   1.161           0.624                  5,414
                                                                          2007   1.147           1.161                  5,417
                                                                          2006   1.139           1.147                  5,420
 MSF FI Value Leaders Subaccount (Class D) (4/06)........................ 2013   0.980           1.076                     --
                                                                          2012   0.870           0.980                 53,475
                                                                          2011   0.953           0.870                 55,894
                                                                          2010   0.854           0.953                 55,348
                                                                          2009   0.720           0.854                 55,361
                                                                          2008   1.212           0.720                 61,257
                                                                          2007   1.196           1.212                 47,633
                                                                          2006   1.173           1.196                 46,874
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)................. 2014   1.467           1.588                     --
                                                                          2013   1.136           1.467                     --
                                                                          2012   1.051           1.136                     --
                                                                          2011   1.114           1.051                     --
                                                                          2010   0.993           1.114                     --
                                                                          2009   0.683           0.993                     --
                                                                          2008   1.291           0.683                     --
                                                                          2007   1.101           1.291                     --
                                                                          2006   1.135           1.101                     --

                            PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)
                                                                               UNIT VALUE AT                   NUMBER OF UNITS
                                                                                BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                          YEAR        YEAR        END OF YEAR      END OF YEAR
---------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)........ 2011   0.888           0.959                     --
                                                                       2010   0.788           0.888                 20,290
                                                                       2009   0.615           0.788                 20,290
                                                                       2008   1.060           0.615                 20,290
                                                                       2007   1.053           1.060                 20,290
                                                                       2006   1.002           1.053                 18,621
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).......... 2014   1.217           1.238                     --
                                                                       2013   1.197           1.217                     --
                                                                       2012   1.126           1.197                     --
                                                                       2011   1.119           1.126                     --
                                                                       2010   1.043           1.119                     --
                                                                       2009   0.889           1.043                     --
                                                                       2008   1.065           0.889                     --
                                                                       2007   1.036           1.065                     --
                                                                       2006   1.001           1.036                     --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).......... 2014   1.230           1.257                     --
                                                                       2013   1.138           1.230                     --
                                                                       2012   1.048           1.138                     --
                                                                       2011   1.064           1.048                     --
                                                                       2010   0.980           1.064                     --
                                                                       2009   0.813           0.980                     --
                                                                       2008   1.064           0.813                     --
                                                                       2007   1.042           1.064                     --
                                                                       2006   1.002           1.042                     --
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).......... 2014   1.227           1.255                 85,270
                                                                       2013   1.067           1.227                     --
                                                                       2012   0.967           1.067                     --
                                                                       2011   1.006           0.967                     --
                                                                       2010   0.913           1.006                     --
                                                                       2009   0.740           0.913                     --
                                                                       2008   1.065           0.740                     --
                                                                       2007   1.047           1.065                     --
                                                                       2006   1.002           1.047                     --
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).......... 2014   1.208           1.238                 86,405
                                                                       2013   0.997           1.208                     --
                                                                       2012   0.887           0.997                     --
                                                                       2011   0.946           0.887                     --
                                                                       2010   0.846           0.946                     --
                                                                       2009   0.673           0.846                     --
                                                                       2008   1.065           0.673                     --
                                                                       2007   1.052           1.065                 16,109
                                                                       2006   1.002           1.052                 16,160
 MSF MetLife Stock Index Subaccount (Class B) (5/09).................. 2014   1.376           1.516                     --
                                                                       2013   1.072           1.376                     --
                                                                       2012   0.954           1.072                     --
                                                                       2011   0.963           0.954                     --
                                                                       2010   0.863           0.963                     --
                                                                       2009   0.706           0.863                     --
 MSF MFS(R) Total Return Subaccount (Class F) (4/06).................. 2014   1.422           1.502                127,410
                                                                       2013   1.229           1.422                131,192
                                                                       2012   1.133           1.229                136,954
                                                                       2011   1.137           1.133                154,378
                                                                       2010   1.062           1.137                180,495
                                                                       2009   0.921           1.062                188,376
                                                                       2008   1.217           0.921                186,388
                                                                       2007   1.199           1.217                224,893
                                                                       2006   1.129           1.199                233,011
 MSF MFS(R) Value Subaccount (Class A) (4/06)......................... 2014   1.795           1.938                 41,947
                                                                       2013   1.357           1.795                 45,690
                                                                       2012   1.194           1.357                 16,066
                                                                       2011   1.215           1.194                 17,717
                                                                       2010   1.119           1.215                 18,151
                                                                       2009   0.951           1.119                 18,005
                                                                       2008   1.446           0.951                 16,594
                                                                       2007   1.379           1.446                 16,262
                                                                       2006   1.257           1.379                 16,458
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)............. 2014   1.615           1.573                     --
                                                                       2013   1.302           1.615                     --

                 PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)
                                                                                           UNIT VALUE AT
                                                                                            BEGINNING OF
PORTFOLIO NAME                                                                      YEAR        YEAR
---------------------------------------------------------------------------------- ------ ---------------
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)......................... 2014   1.341
                                                                                   2013   1.082
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................... 2014   1.520
                                                                                   2013   1.124
                                                                                   2012   0.972
                                                                                   2011   1.011
                                                                                   2010   0.889
                                                                                   2009   0.638
                                                                                   2008   1.129
                                                                                   2007   1.062
                                                                                   2006   0.998
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................... 2014   1.864
                                                                                   2013   1.327
                                                                                   2012   1.175
                                                                                   2011   1.189
                                                                                   2010   0.906
                                                                                   2009   0.671
                                                                                   2008   1.028
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2007   1.141
                                                                                   2006   1.081
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2014   1.126
                                                                                   2013   1.162
                                                                                   2012   1.152
                                                                                   2011   1.119
                                                                                   2010   1.084
                                                                                   2009   1.065
                                                                                   2008   1.095
                                                                                   2007   1.075
                                                                                   2006   1.046
 MSF WMC Balanced Subaccount (Class A) (5/09)..................................... 2014   1.415
                                                                                   2013   1.204
                                                                                   2012   1.100
                                                                                   2011   1.087
                                                                                   2010   1.018
                                                                                   2009   0.883
 MSF WMC Core Equity Opportunities Subaccount (Class A) (4/08).................... 2014   1.347
                                                                                   2013   1.034
                                                                                   2012   0.941
                                                                                   2011   1.006
                                                                                   2010   0.922
                                                                                   2009   0.717
                                                                                   2008   1.169
Money Market Portfolio
 Money Market Subaccount (5/03)................................................... 2006   0.995
                                                                                   2005   0.993
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (6/04)................... 2006   1.093
                                                                                   2005   1.061
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (6/03)................... 2007   1.040
                                                                                   2006   1.060
                                                                                   2005   1.066
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/03).................. 2009   1.139
                                                                                   2008   1.116
                                                                                   2007   1.053
                                                                                   2006   1.041
                                                                                   2005   1.043
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/03)...................... 2007   1.575
                                                                                   2006   1.265
                                                                                   2005   1.157
 Putnam VT Small Cap Value Subaccount (Class IB) (5/03)........................... 2007   1.420
                                                                                   2006   1.242
                                                                                   2005   1.191



                                                                                                    NUMBER OF UNITS
                                                                                    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                       END OF YEAR      END OF YEAR
---------------------------------------------------------------------------------- --------------- ----------------
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)......................... 1.303                 19,399
                                                                                   1.341                 19,315
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................... 1.611                     --
                                                                                   1.520                     --
                                                                                   1.124                     --
                                                                                   0.972                     --
                                                                                   1.011                     --
                                                                                   0.889                     --
                                                                                   0.638                     --
                                                                                   1.129                     --
                                                                                   1.062                     --
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................... 1.937                  3,826
                                                                                   1.864                  6,328
                                                                                   1.327                  9,413
                                                                                   1.175                  9,587
                                                                                   1.189                 25,362
                                                                                   0.906                 28,419
                                                                                   0.671                 29,108
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 1.180                     --
                                                                                   1.141                 35,053
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 1.129                  3,725
                                                                                   1.126                  3,498
                                                                                   1.162                  2,786
                                                                                   1.152                  2,632
                                                                                   1.119                  2,732
                                                                                   1.084                  6,304
                                                                                   1.065                  3,051
                                                                                   1.095                 12,082
                                                                                   1.075                  8,672
 MSF WMC Balanced Subaccount (Class A) (5/09)..................................... 1.524                 42,651
                                                                                   1.415                 42,651
                                                                                   1.204                 42,651
                                                                                   1.100                 42,651
                                                                                   1.087                 42,651
                                                                                   1.018                 42,651
 MSF WMC Core Equity Opportunities Subaccount (Class A) (4/08).................... 1.452                     --
                                                                                   1.347                  6,305
                                                                                   1.034                  6,617
                                                                                   0.941                  6,976
                                                                                   1.006                 10,286
                                                                                   0.922                 10,633
                                                                                   0.717                  7,756
Money Market Portfolio
 Money Market Subaccount (5/03)................................................... 1.001                     --
                                                                                   0.995                106,379
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (6/04)................... 1.152                     --
                                                                                   1.093                 20,308
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (6/03)................... 1.058                     --
                                                                                   1.040                155,590
                                                                                   1.060                125,047
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/03).................. 1.173                     --
                                                                                   1.139                 91,326
                                                                                   1.116                126,361
                                                                                   1.053                132,834
                                                                                   1.041                 98,401
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/03)...................... 1.699                     --
                                                                                   1.575                     --
                                                                                   1.265                     --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/03)........................... 1.512                     --
                                                                                   1.420                 12,513
                                                                                   1.242                 12,827

                  PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)
                                                                                             UNIT VALUE AT
                                                                                              BEGINNING OF
PORTFOLIO NAME                                                                        YEAR        YEAR
------------------------------------------------------------------------------------ ------ ---------------
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/03)............................... 2006   1.116
                                                                                     2005   1.053
 Travelers Convertible Securities Subaccount (6/03)................................. 2006   1.018
                                                                                     2005   1.041
 Travelers Disciplined Mid Cap Stock Subaccount (6/03).............................. 2006   1.224
                                                                                     2005   1.117
 Travelers Equity Income Subaccount (5/03).......................................... 2006   1.120
                                                                                     2005   1.101
 Travelers Federated High Yield Subaccount (5/03)................................... 2006   1.076
                                                                                     2005   1.077
 Travelers Federated Stock Subaccount (6/03)........................................ 2006   1.106
                                                                                     2005   1.078
 Travelers Large Cap Subaccount (6/03).............................................. 2006   1.109
                                                                                     2005   1.047
 Travelers Managed Allocation Series: Aggressive Subaccount (5/05).................. 2006   1.093
                                                                                     2005   1.000
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................ 2006   1.024
                                                                                     2005   1.000
 Travelers Managed Allocation Series: Moderate Subaccount (5/05).................... 2006   1.060
                                                                                     2005   1.000
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)......... 2006   1.071
                                                                                     2005   1.000
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)....... 2006   1.040
                                                                                     2005   1.000
 Travelers Mercury Large Cap Core Subaccount (6/03)................................. 2006   1.226
                                                                                     2005   1.123
 Travelers MFS(R) Mid Cap Growth Subaccount (6/03).................................. 2006   1.076
                                                                                     2005   1.072
 Travelers MFS(R) Total Return Subaccount (5/03).................................... 2006   1.098
                                                                                     2005   1.094
 Travelers MFS(R) Value Subaccount (5/04)........................................... 2006   1.167
                                                                                     2005   1.125
 Travelers Mondrian International Stock Subaccount (6/03)........................... 2006   1.220
                                                                                     2005   1.143
 Travelers Pioneer Fund Subaccount (6/03)........................................... 2006   1.127
                                                                                     2005   1.092
 Travelers Pioneer Mid Cap Value Subaccount (5/05).................................. 2006   1.044
                                                                                     2005   1.000
 Travelers Pioneer Strategic Income Subaccount (5/04)............................... 2006   1.113
                                                                                     2005   1.102
 Travelers Quality Bond Subaccount (5/03)........................................... 2006   1.020
                                                                                     2005   1.030
 Travelers Strategic Equity Subaccount (6/03)....................................... 2006   1.090
                                                                                     2005   1.096
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)................... 2006   1.100
                                                                                     2005   1.000
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05).................... 2006   1.101
                                                                                     2005   1.000
 Travelers U.S. Government Securities Subaccount (5/04)............................. 2006   1.089
                                                                                     2005   1.071



                                                                                                      NUMBER OF UNITS
                                                                                      UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                         END OF YEAR      END OF YEAR
------------------------------------------------------------------------------------ --------------- ----------------
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/03)............................... 1.184                     --
                                                                                     1.116                 23,593
 Travelers Convertible Securities Subaccount (6/03)................................. 1.081                     --
                                                                                     1.018                     --
 Travelers Disciplined Mid Cap Stock Subaccount (6/03).............................. 1.333                     --
                                                                                     1.224                 39,663
 Travelers Equity Income Subaccount (5/03).......................................... 1.173                     --
                                                                                     1.120                 32,149
 Travelers Federated High Yield Subaccount (5/03)................................... 1.100                     --
                                                                                     1.076                 57,514
 Travelers Federated Stock Subaccount (6/03)........................................ 1.142                     --
                                                                                     1.106                     --
 Travelers Large Cap Subaccount (6/03).............................................. 1.139                     --
                                                                                     1.109                  5,424
 Travelers Managed Allocation Series: Aggressive Subaccount (5/05).................. 1.158                     --
                                                                                     1.093                 13,492
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................ 1.024                     --
                                                                                     1.024                     --
 Travelers Managed Allocation Series: Moderate Subaccount (5/05).................... 1.095                     --
                                                                                     1.060                     --
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)......... 1.113                     --
                                                                                     1.071                     --
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)....... 1.057                     --
                                                                                     1.040                     --
 Travelers Mercury Large Cap Core Subaccount (6/03)................................. 1.297                     --
                                                                                     1.226                 31,177
 Travelers MFS(R) Mid Cap Growth Subaccount (6/03).................................. 1.135                     --
                                                                                     1.076                     --
 Travelers MFS(R) Total Return Subaccount (5/03).................................... 1.129                     --
                                                                                     1.098                230,513
 Travelers MFS(R) Value Subaccount (5/04)........................................... 1.257                     --
                                                                                     1.167                 17,195
 Travelers Mondrian International Stock Subaccount (6/03)........................... 1.397                     --
                                                                                     1.220                 50,521
 Travelers Pioneer Fund Subaccount (6/03)........................................... 1.192                     --
                                                                                     1.127                     --
 Travelers Pioneer Mid Cap Value Subaccount (5/05).................................. 1.095                     --
                                                                                     1.044                     --
 Travelers Pioneer Strategic Income Subaccount (5/04)............................... 1.121                     --
                                                                                     1.113                 47,987
 Travelers Quality Bond Subaccount (5/03)........................................... 1.008                     --
                                                                                     1.020                138,041
 Travelers Strategic Equity Subaccount (6/03)....................................... 1.134                     --
                                                                                     1.090                     --
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)................... 1.262                     --
                                                                                     1.100                     --
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05).................... 1.259                     --
                                                                                     1.101                     --
 Travelers U.S. Government Securities Subaccount (5/04)............................. 1.046                     --
                                                                                     1.089                  7,852

                           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)
                                                                              UNIT VALUE AT                   NUMBER OF UNITS
                                                                               BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                         YEAR        YEAR        END OF YEAR      END OF YEAR
--------------------------------------------------------------------- ------ --------------- --------------- ----------------
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)........ 2014   1.434           1.528                    --
                                                                      2013   1.240           1.434                    --
                                                                      2012   1.150           1.240                    --
                                                                      2011   1.180           1.150                    --
                                                                      2010   1.080           1.180                    --
                                                                      2009   0.902           1.080                    --
                                                                      2008   1.238           0.902                    --
                                                                      2007   1.146           1.238                    --
                                                                      2006   1.092           1.146                10,685
                                                                      2005   1.074           1.092                10,309
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (6/03).................. 2009   0.771           0.745                    --
                                                                      2008   1.233           0.771                 3,789
                                                                      2007   1.296           1.233                 3,150
                                                                      2006   1.146           1.296                 3,101
                                                                      2005   1.129           1.146                 3,150
 Van Kampen LIT Enterprise Subaccount (Class II) (6/03).............. 2009   0.689           0.703                    --
                                                                      2008   1.241           0.689                    --
                                                                      2007   1.133           1.241                    --
                                                                      2006   1.089           1.133                    --
                                                                      2005   1.036           1.089                    --


------------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table - Annual Separate Account Charges" for more information.


The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2014.


Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.


Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2014 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.


Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities V.I. Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation V.I. Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, High Yield Bond Trust merged into Metropolitan Series Fund, Inc.-Western Asset Management High Yield Bond Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Janus Aspen Series-Janus Aspen Balanced Portfolio was replaced by Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Managed Assets Trust merged into Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account
Funds-Oppenheimer Main Street Fund/VA was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated High Yield Portfolio merged into Met Investors Series Trust-Federated High Yield Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated Stock Portfolio merged into Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate - Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate - Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus
Series: Small Cap Growth Portfolio merged into Met Investors Series Trust-Met/AIM Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus
Series: Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.

Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Large Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II, Inc.-Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II-Legg Mason Partners Variable Growth and Income Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Metropolitan Series Funds, Inc.-Western Asset Management High Yield Bond Portfolio was replaced by Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Appreciation Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Franklin Templeton Variable Insurance Products Trust-Templeton Developing Markets Securities Fund was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Janus Aspen Series-Worldwide Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(R) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(R) Value Portfolio.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Comstock Portfolio was replaced by Met Investors Series Trust-Van Kampen Comstock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Enterprise Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 04/30/2010, Janus Aspen Series-Janus Aspen Global Life Sciences Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 04/29/2011, Legg Mason Partners Variable Income Trust-Legg Mason Western Asset Variable Adjustable Rate Income Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/2/2011, Janus Aspen Series-Global Technology Portfolio was replaced by Met Investors Series Trust-RCM Technology Portfolio - Class B and is no longer available as a funding option.

Effective on or about 05/2/2011, Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio merged into Met Investors Series Trust-MetLife Aggressive Strategy Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-RCM Technology Portfolio merged into Metropolitan Series Fund-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-MLA Mid Cap Portfolio merged into Metropolitan Series Fund-Neuberger Berman Genesis Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-MLA Mid Cap Portfolio merged into Metropolitan Series Fund-Neuberger Berman Genesis Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Metropolitan Series Fund-FI Value Leaders Portfolio - Class D merged into Metropolitan Series Fund-MFS(R) Value Portfolio
- Class A and is no longer available as a funding option.


Effective on or about 4/28/2014, Met Investors Series Trust-ClearBridge Aggressive Growth Portfolio II merged into Met Investors Series
Trust-ClearBridge Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2014, Legg Mason Partners Variable Equity Trust-ClearBridge Variable All Cap Value Portfolio - Class I was replaced by Met Investors Series Trust-T. Rowe Price Large Cap Value Portfolio - Class E and is no longer available as a funding option.

Effective on or about 11/07/2014, Legg Mason Partners Variable Equity Trust-Legg Mason Investment Counsel Variable Social Awareness Portfolio was reorganized into the Trust for Advised Portfolios-1919 Variable Socially Responsive Balanced Fund.

                                   APPENDIX B
--------------------------------------------------------------------------------
               ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS



Certain Underlying Funds were subject to a name change or reorganization. The chart below identifies the former name and new name of each of these Underlying Funds, and where applicable, the former name and the new name of the trust of which the Underlying Fund is a part.



UNDERLYING FUND NAME CHANGES

The following former Underlying Fund was renamed.




               FORMER NAME                             NEW NAME
----------------------------------------- ----------------------------------
MET INVESTORS SERIES TRUST                MET INVESTORS SERIES TRUST
 Third Avenue Small Cap Value Portfolio   MetLife Small Cap Value Portfolio



FUND REORGANIZATION
The following former Underlying Fund was reorganized.




                FORMER FUND/TRUST                                 NEW FUND/TRUST
------------------------------------------------ ------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST        TRUST FOR ADVISED PORTFOLIOS
 Legg Mason Investment Counsel Variable Social   1919 Variable Socially Responsive Balanced Fund
  Awareness Portfolio

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX C
--------------------------------------------------------------------------------
              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION



The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and MetLife Insurance Company USA. A list of the contents of the Statement of Additional Information is set forth below:

       THE INSURANCE COMPANY

       PRINCIPAL UNDERWRITER

       DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

       VALUATION OF ASSETS

           Funding Options
           The Contract Value
           Accumulation Unit Value
           Annuity Unit Value
           Calculation Of Money Market Yield

       FEDERAL TAX CONSIDERATIONS

           Mandatory Distributions for Qualified Plans
           Nonqualified Annuity Contracts
           Individual Retirement Annuities
           Simple Plan IRA Form
           Roth IRAs
           Qualified Pension and Profit Sharing Plans
           Section-403(b) Plans
           Federal Income Tax Withholding

       INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

       CUSTODIAN

       CONDENSED FINANCIAL INFORMATION

       FINANCIAL STATEMENTS


--------------------------------------------------------------------------------

A copy of the MetLife Insurance Company USA Statement of Additional Information dated May 1, 2015 is available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to MetLife Insurance Company USA, P.O. Box 10366, Des Moines, IA 50306-0366.


Name:

Address:


MIC-Book-70-71-75

                        SCUDDER ADVOCATE REWARDS ANNUITY
                                   ISSUED BY


                         METLIFE INSURANCE COMPANY USA

          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES

                          SUPPLEMENT DATED MAY 1, 2015

                      TO THE PROSPECTUS DATED MAY 1, 2010


This supplement updates certain information contained in your last prospectus dated May 1, 2010 for Scudder Advocate Rewards Annuity (the "Contract") issued by MetLife Insurance Company USA ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.


You can choose to have your premium ("Purchase Payments") and any associated Purchase Payment Credits, accumulate on a variable basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES I
     Invesco V.I. Managed Volatility Fund

DEUTSCHE VARIABLE SERIES II -- CLASS B
     Deutsche Government & Agency Securities VIP
     Deutsche Small Mid Cap Value VIP

MET INVESTORS SERIES TRUST
     BlackRock High Yield Portfolio -- Class B
     MFS(R) Emerging Markets Equity Portfolio -- Class A
     MFS(R) Research International Portfolio -- Class B
     Oppenheimer Global Equity Portfolio -- Class B
     Pioneer Strategic Income Portfolio -- Class E
     T. Rowe Price Large Cap Value Portfolio -- Class B
     T. Rowe Price Mid Cap Growth Portfolio -- Class B
METROPOLITAN SERIES FUND
     BlackRock Bond Income Portfolio -- Class B
     BlackRock Large Cap Value Portfolio -- Class B
     BlackRock Money Market Portfolio -- Class B

     Frontier Mid Cap Growth Portfolio -- Class B
     Jennison Growth Portfolio -- Class B
     MetLife Asset Allocation 40 Portfolio -- Class B
     MetLife Asset Allocation 60 Portfolio -- Class B
     MetLife Asset Allocation 80 Portfolio -- Class B
     MetLife Stock Index Portfolio -- Class B
     MFS(R) Total Return Portfolio -- Class B
     MFS(R) Value Portfolio -- Class E
     Neuberger Berman Genesis Portfolio -- Class B
     T. Rowe Price Large Cap Growth Portfolio -- Class E
     T. Rowe Price Small Cap Growth Portfolio -- Class B
     WMC Balanced Portfolio -- Class B
     WMC Core Equity Opportunities Portfolio -- Class B
THE ALGER PORTFOLIOS -- CLASS S
     Alger Capital Appreciation Portfolio
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. -- SERVICE SHARES

     The Dreyfus Socially Responsible Growth Fund, Inc.


Certain Variable Funding Options have been subject to a name change. Please see "Appendix B - Additional Information Regarding Underlying Funds" for more information.


The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 2015. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at P.O. Box 10366, Des Moines, IA 50306-0366, call 866-376-0389 or access the SEC's website (http://www.sec.gov). Please see Appendix C for the SAI's table of contents.


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                                   FEE TABLE
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see
"Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.


CONTRACT OWNER TRANSACTION EXPENSES


WITHDRAWAL CHARGE.........................................................................    8%(1)
(as a percentage of the Purchase Payments and any associated Purchase Payment Credits withdrawn)
TRANSFER CHARGE...........................................................................   $10(2)
(assessed on transfers that exceed 12 per year)
VARIABLE LIQUIDITY BENEFIT CHARGE.........................................................    8%(3)
(As a percentage of the present value of the remaining Annuity Payments that are surrendered.
 The interest rate used to calculate this present value is 1% higher than the Assumed
   (Daily)
 Net Investment Factor used to calculate the Annuity Payments.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.


CONTRACT ADMINISTRATIVE CHARGES


ANNUAL CONTRACT ADMINISTRATIVE CHARGE........ $40(4)

------------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for nine years. The charge is as follows:


     YEARS SINCE PURCHASE PAYMENT MADE          WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years               3 years                8%
          3 years               4 years                7%
          4 years               5 years                6%
          5 years               6 years                5%
          6 years               7 years                4%
          7 years               8 years                3%
          8 years               9 years                2%
         9 years+                                      0%

(2)   We do not currently assess the transfer charge.

(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after nine years. The charge is as follows:


    YEARS SINCE INITIAL PURCHASE PAYMENT        WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years               3 years                8%
          3 years               4 years                7%
          4 years               5 years                6%
          5 years               6 years                5%
          6 years               7 years                4%
          7 years               8 years                3%
          8 years               9 years                2%
         9 years+                                      0%

(4) We do not assess this charge if Contract Value is $100,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.40% and an administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.20% charge for E.S.P., a 0.40% charge for GMAB, a 0.40% charge for GMWB I (maximum of 1.00% upon reset), a 0.55% charge for GMWB I Plus (maximum of 1.00% upon reset), a 0.50% charge for GMWB II (maximum of 1.00% upon reset), a 0.65% charge for GMWB II Plus (maximum of 1.00% upon reset), and a 0.25% charge for GMWB III. If you exercise your right to exchange the GMAB Rider for the GMWB Rider under the Rider Exchange Option, the current charge for the GMWB Rider is 0.75%. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:


                                                                        STANDARD DEATH     STEP-UP DEATH     ROLL-UP DEATH
                                                                            BENEFIT           BENEFIT           BENEFIT
                                                                       ----------------   ---------------   --------------
Mortality and Expense Risk Charge*..................................     1.40%              1.55%             1.75%
Administrative Expense Charge.......................................     0.15%              0.15%             0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL
 FEATURES SELECTED..................................................     1.55%              1.70%             1.90%
Optional E.S.P. Charge..............................................     0.20%              0.20%             0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY SELECTED.....     1.75%              1.90%             2.10%
Optional GMAB Charge................................................     0.40%              0.40%             0.40%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMAB ONLY
 SELECTED...........................................................     1.95%              2.10%             2.30%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMAB
 SELECTED(5)........................................................     2.15%              2.30%             2.50%
Optional GMWB I Charge..............................................     1.00%(6)           1.00%(6)          1.00%(6)
Optional GMWB I Plus Charge.........................................     1.00%(6)           1.00%(6)          1.00%(6)
Optional GMWB II Charge.............................................     1.00%(6)           1.00%(6)          1.00%(6)
Optional GMWB II Plus Charge........................................     1.00%(6)           1.00%(6)          1.00%(6)
Optional GMWB III Charge............................................     0.25%              0.25%             0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY
 SELECTED...........................................................     2.55%              2.70%             2.90%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I PLUS ONLY
 SELECTED...........................................................     2.55%              2.70%             2.90%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY
 SELECTED...........................................................     2.55%              2.70%             2.90%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II PLUS ONLY
 SELECTED...........................................................     2.55%              2.70%             2.90%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY
 SELECTED...........................................................     1.80%              1.95%             2.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB I
 SELECTED...........................................................     2.75%              2.90%             3.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB I
 PLUS SELECTED......................................................     2.75%              2.90%             3.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB II
 SELECTED...........................................................     2.75%              2.90%             3.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB II
 PLUS SELECTED......................................................     2.75%              2.90%             3.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB III
 SELECTED...........................................................     2.00%              2.15%             2.35%

------------
* We will waive a portion of the Mortality and Expense Risk Charge equal to the amount, if any, by which the Underlying Fund expenses exceed: 0.63% for the Subaccount investing in the MetLife Stock Index Portfolio, 1.34% for the Subaccount investing in the T. Rowe Price Mid Cap Growth Portfolio, 1.08% for the Subaccount investing in the MFS(R) Value Portfolio, 1.24% for the Subaccount investing in the Pioneer Strategic Income Portfolio, 1.10% for the Subaccount investing in the BlackRock High Yield Portfolio, 0.87% for the Subaccount investing in the T. Rowe Price Large Cap Value Portfolio, 1.18% for the Subaccount investing in the T. Rowe Price Large Cap Growth Portfolio, 0.87% for the Subaccount investing in the Oppenheimer Global Equity Portfolio, and 0.83% for the Subaccount investing in the Jennison Growth Portfolio - Class B.

(5)   GMAB and GMWB cannot both be elected.

(6) The current charges for the available GMWB riders with a reset feature (see "Living Benefits -- Guaranteed Minimum Withdrawal Benefit") are 0.40% for GMWB I, 0.55% for GMWB I Plus, 0.50% for GMWB II and 0.65% for GMWB II Plus.



UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2014 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any fee waivers or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 866-376-0389.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES




                                                                                        MINIMUM     MAXIMUM
                                                                                       ---------   --------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees,
 distribution and/or service (12b-1) fees, and other expenses)                          0.52%       1.21%


UNDERLYING FUND FEES AND EXPENSES

(as a percentage of average daily net assets)




                                                                 DISTRIBUTION
                                                                    AND/OR
                                                    MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                         FEE      (12B-1) FEES   EXPENSES
-------------------------------------------------- ------------ -------------- ----------
AIM VARIABLE INSURANCE FUNDS (INVESCO
 VARIABLE INSURANCE FUNDS) -- SERIES I
 Invesco V.I. Managed Volatility Fund.............    0.60%       --           0.50%
DEUTSCHE VARIABLE SERIES II -- CLASS B
 Deutsche Government & Agency Securities
  VIP.............................................    0.45%     0.25%          0.36%
 Deutsche Small Mid Cap Value VIP.................    0.65%     0.25%          0.27%
MET INVESTORS SERIES TRUST
 BlackRock High Yield Portfolio -- Class B........    0.60%     0.25%          0.08%
 MFS(R) Emerging Markets Equity Portfolio --
  Class A.........................................    0.86%       --           0.15%
 MFS(R) Research International Portfolio --
  Class B.........................................    0.69%     0.25%          0.07%
 Oppenheimer Global Equity Portfolio --
  Class B.........................................    0.66%     0.25%          0.08%
 Pioneer Strategic Income Portfolio --
  Class E.........................................    0.56%     0.15%          0.06%
 T. Rowe Price Large Cap Value Portfolio --
  Class B.........................................    0.57%     0.25%          0.02%
 T. Rowe Price Mid Cap Growth Portfolio --
  Class B.........................................    0.75%     0.25%          0.03%
METROPOLITAN SERIES FUND
 BlackRock Bond Income Portfolio --
  Class B.........................................    0.32%     0.25%          0.03%
 BlackRock Large Cap Value Portfolio --
  Class B.........................................    0.63%     0.25%          0.02%
 BlackRock Money Market Portfolio --
  Class B.........................................    0.34%     0.25%          0.03%
 Frontier Mid Cap Growth Portfolio --
  Class B.........................................    0.71%     0.25%          0.05%
 Jennison Growth Portfolio -- Class B.............    0.59%     0.25%          0.03%
 MetLife Asset Allocation 40 Portfolio --
  Class B.........................................    0.06%     0.25%          --



                                                                     TOTAL       FEE WAIVER    NET TOTAL
                                                      ACQUIRED       ANNUAL        AND/OR       ANNUAL
                                                      FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                     AND EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
-------------------------------------------------- -------------- ----------- --------------- ----------
AIM VARIABLE INSURANCE FUNDS (INVESCO
 VARIABLE INSURANCE FUNDS) -- SERIES I
 Invesco V.I. Managed Volatility Fund............. 0.01%            1.11%     0.01%           1.10%
DEUTSCHE VARIABLE SERIES II -- CLASS B
 Deutsche Government & Agency Securities
  VIP.............................................   --             1.06%     0.00%           1.06%
 Deutsche Small Mid Cap Value VIP.................   --             1.17%       --            1.17%
MET INVESTORS SERIES TRUST
 BlackRock High Yield Portfolio -- Class B........ 0.08%            1.01%       --            1.01%
 MFS(R) Emerging Markets Equity Portfolio --
  Class A.........................................   --             1.01%     0.02%           0.99%
 MFS(R) Research International Portfolio --
  Class B.........................................   --             1.01%     0.06%           0.95%
 Oppenheimer Global Equity Portfolio --
  Class B.........................................   --             0.99%     0.06%           0.93%
 Pioneer Strategic Income Portfolio --
  Class E.........................................   --             0.77%       --            0.77%
 T. Rowe Price Large Cap Value Portfolio --
  Class B.........................................   --             0.84%       --            0.84%
 T. Rowe Price Mid Cap Growth Portfolio --
  Class B.........................................   --             1.03%       --            1.03%
METROPOLITAN SERIES FUND
 BlackRock Bond Income Portfolio --
  Class B.........................................   --             0.60%     0.00%           0.60%
 BlackRock Large Cap Value Portfolio --
  Class B.........................................   --             0.90%     0.03%           0.87%
 BlackRock Money Market Portfolio --
  Class B.........................................   --             0.62%     0.02%           0.60%
 Frontier Mid Cap Growth Portfolio --
  Class B.........................................   --             1.01%     0.01%           1.00%
 Jennison Growth Portfolio -- Class B.............   --             0.87%     0.08%           0.79%
 MetLife Asset Allocation 40 Portfolio --
  Class B......................................... 0.56%            0.87%       --            0.87%

                                                                DISTRIBUTION
                                                                   AND/OR
                                                   MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                        FEE      (12B-1) FEES   EXPENSES
------------------------------------------------- ------------ -------------- ----------
 MetLife Asset Allocation 60 Portfolio --
  Class B........................................    0.05%         0.25%        --
 MetLife Asset Allocation 80 Portfolio --
  Class B........................................    0.05%         0.25%      0.01%
 MetLife Stock Index Portfolio -- Class B........    0.25%         0.25%      0.02%
 MFS(R) Total Return Portfolio -- Class B........    0.55%         0.25%      0.05%
 MFS(R) Value Portfolio -- Class E...............    0.70%         0.15%      0.02%
 Neuberger Berman Genesis Portfolio --
  Class B........................................    0.80%         0.25%      0.03%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class E...........................    0.60%         0.15%      0.03%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class B...........................    0.47%         0.25%      0.04%
 WMC Balanced Portfolio -- Class B...............    0.46%         0.25%      0.07%
 WMC Core Equity Opportunities
  Portfolio -- Class B...........................    0.70%         0.25%      0.03%
THE ALGER PORTFOLIOS -- CLASS S
 Alger Capital Appreciation Portfolio............    0.81%         0.25%      0.15%
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH
 FUND, INC. -- SERVICE SHARES
 The Dreyfus Socially Responsible Growth
  Fund, Inc......................................    0.75%         0.25%      0.09%



                                                                    TOTAL       FEE WAIVER    NET TOTAL
                                                     ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                                     FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                    AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------------- -------------- ----------- --------------- -----------
 MetLife Asset Allocation 60 Portfolio --
  Class B........................................ 0.60%            0.90%       --            0.90%
 MetLife Asset Allocation 80 Portfolio --
  Class B........................................ 0.65%            0.96%       --            0.96%
 MetLife Stock Index Portfolio -- Class B........ --               0.52%     0.01%           0.51%
 MFS(R) Total Return Portfolio -- Class B........ --               0.85%       --            0.85%
 MFS(R) Value Portfolio -- Class E............... --               0.87%     0.14%           0.73%
 Neuberger Berman Genesis Portfolio --
  Class B........................................ --               1.08%     0.00%           1.08%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class E........................... --               0.78%     0.02%           0.76%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class B........................... --               0.76%       --            0.76%
 WMC Balanced Portfolio -- Class B............... --               0.78%     0.00%           0.78%
 WMC Core Equity Opportunities
  Portfolio -- Class B........................... --               0.98%     0.11%           0.87%
THE ALGER PORTFOLIOS -- CLASS S
 Alger Capital Appreciation Portfolio............ --               1.21%       --            1.21%
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH
 FUND, INC. -- SERVICE SHARES
 The Dreyfus Socially Responsible Growth
  Fund, Inc...................................... --               1.09%       --            1.09%



The information shown in the table above was provided by the Underlying Funds and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Underlying Fund's 2015 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Underlying Fund, but that the expenses of the Underlying Fund are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Underlying Fund's board of directors or trustees, are not shown.


Certain Underlying Funds that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Underlying Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.



                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
See Appendix A.



                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
THE VARIABLE FUNDING OPTIONS



Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 866-376-0389 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment adviser and any subadviser:



             UNDERLYING FUND                       INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
---------------------------------------- --------------------------------------- --------------------------------------
AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE FUNDS)
 -- SERIES I
Invesco V.I. Managed Volatility Fund     Seeks both capital appreciation and     Invesco Advisers, Inc.
                                         current income while managing
                                         portfolio volatility.
DEUTSCHE VARIABLE SERIES II -- CLASS B
Deutsche Government & Agency             Seeks high current income consistent    Deutsche Investment Management
 Securities VIP                          with preservation of capital.           Americas Inc.
Deutsche Small Mid Cap Value VIP         Seeks long-term capital appreciation.   Deutsche Investment Management
                                                                                 Americas Inc.
MET INVESTORS SERIES TRUST
BlackRock High Yield Portfolio --        Seeks to maximize total return,         MetLife Advisers, LLC
 Class B                                 consistent with income generation       Subadviser: BlackRock Financial
                                         and prudent investment management.      Management, Inc.
MFS(R) Emerging Markets Equity           Seeks capital appreciation.             MetLife Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: Massachusetts Financial
                                                                                 Services Company
MFS(R) Research International            Seeks capital appreciation.             MetLife Advisers, LLC
 Portfolio -- Class B                                                            Subadviser: Massachusetts Financial
                                                                                 Services Company
Oppenheimer Global Equity                Seeks capital appreciation.             MetLife Advisers, LLC
 Portfolio -- Class B                                                            Subadviser: OppenheimerFunds, Inc.
Pioneer Strategic Income Portfolio --    Seeks a high level of current income.   MetLife Advisers, LLC
 Class E                                                                         Subadviser: Pioneer Investment
                                                                                 Management, Inc.
T. Rowe Price Large Cap Value            Seeks long-term capital appreciation    MetLife Advisers, LLC
 Portfolio -- Class B                    by investing in common stocks           Subadviser: T. Rowe Price Associates,
                                         believed to be undervalued. Income      Inc.
                                         is a secondary objective.
T. Rowe Price Mid Cap Growth             Seeks long-term growth of capital.      MetLife Advisers, LLC
 Portfolio -- Class B                                                            Subadviser: T. Rowe Price Associates,
                                                                                 Inc.
METROPOLITAN SERIES FUND
BlackRock Bond Income Portfolio --       Seeks a competitive total return        MetLife Advisers, LLC
 Class B                                 primarily from investing in             Subadviser: BlackRock Advisors, LLC
                                         fixed-income securities.
BlackRock Large Cap Value                Seeks long-term growth of capital.      MetLife Advisers, LLC
 Portfolio -- Class B                                                            Subadviser: BlackRock Advisors, LLC
BlackRock Money Market Portfolio --      Seeks a high level of current income    MetLife Advisers, LLC
 Class B                                 consistent with preservation of         Subadviser: BlackRock Advisors, LLC
                                         capital.
Frontier Mid Cap Growth Portfolio --     Seeks maximum capital appreciation.     MetLife Advisers, LLC
 Class B                                                                         Subadviser: Frontier Capital
                                                                                 Management Company, LLC
Jennison Growth Portfolio -- Class B     Seeks long-term growth of capital.      MetLife Advisers, LLC
                                                                                 Subadviser: Jennison Associates LLC

            UNDERLYING FUND                      INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
-------------------------------------- ---------------------------------------- --------------------------------------
MetLife Asset Allocation 40            Seeks high total return in the form of   MetLife Advisers, LLC
 Portfolio -- Class B                  income and growth of capital, with a
                                       greater emphasis on income.
MetLife Asset Allocation 60            Seeks a balance between a high level     MetLife Advisers, LLC
 Portfolio -- Class B                  of current income and growth of
                                       capital, with a greater emphasis on
                                       growth of capital.
MetLife Asset Allocation 80            Seeks growth of capital.                 MetLife Advisers, LLC
 Portfolio -- Class B
MetLife Stock Index Portfolio --       Seeks to track the performance of the    MetLife Advisers, LLC
 Class B                               Standard & Poor's 500(R) Composite       Subadviser: MetLife Investment
                                       Stock Price Index.                       Management, LLC
MFS(R) Total Return Portfolio --       Seeks a favorable total return through   MetLife Advisers, LLC
 Class B                               investment in a diversified portfolio.   Subadviser: Massachusetts Financial
                                                                                Services Company
MFS(R) Value Portfolio -- Class E      Seeks capital appreciation.              MetLife Advisers, LLC
                                                                                Subadviser: Massachusetts Financial
                                                                                Services Company
Neuberger Berman Genesis               Seeks high total return, consisting      MetLife Advisers, LLC
 Portfolio -- Class B                  principally of capital appreciation.     Subadviser: Neuberger Berman
                                                                                Management LLC
T. Rowe Price Large Cap Growth         Seeks long-term growth of capital.       MetLife Advisers, LLC
 Portfolio -- Class E                                                           Subadviser: T. Rowe Price Associates,
                                                                                Inc.
T. Rowe Price Small Cap Growth         Seeks long-term capital growth.          MetLife Advisers, LLC
 Portfolio -- Class B                                                           Subadviser: T. Rowe Price Associates,
                                                                                Inc.
WMC Balanced Portfolio -- Class B      Seeks long-term capital appreciation     MetLife Advisers, LLC
                                       with some current income.                Subadviser: Wellington Management
                                                                                Company LLP
WMC Core Equity Opportunities          Seeks to provide a growing stream of     MetLife Advisers, LLC
 Portfolio -- Class B                  income over time and, secondarily,       Subadviser: Wellington Management
                                       long-term capital appreciation and       Company LLP
                                       current income.
THE ALGER PORTFOLIOS -- CLASS S
Alger Capital Appreciation Portfolio   Seeks long-term capital appreciation.    Fred Alger Management, Inc.
THE DREYFUS SOCIALLY RESPONSIBLE
 GROWTH FUND, INC. -- SERVICE
 SHARES
The Dreyfus Socially Responsible       Seeks to provide capital growth, with    The Dreyfus Corporation
 Growth Fund, Inc.                     current income as a secondary goal.



Certain Variable Funding Options have been subject to a name change. Please see "Appendix B - Additional Information Regarding Underlying Funds" for more information.




                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------
The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

You are responsible for determining whether your purchase of a Contract, withdrawals, income payments and any other transaction under your Contract satisfy applicable tax law. We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).


GENERAL TAXATION OF ANNUITIES


Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. Under current federal tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.), continue to be taxed as ordinary income. Deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time. Please consult your own tax adviser.

STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisers and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions (after separation from service, for 401(a) and 403(b) plans), for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.

TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance policy, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.


TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED


QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension, retirement savings, and profit-sharing plans (including 401(k) plans), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.

The Contract has been submitted to the IRS for approval as to form as a valid IRA. Such approval would not constitute an IRS approval or endorsement of any funding options under the contract. IRS approval as to form is not required to constitute a valid IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and other adverse tax consequences.


TAXATION OF QUALIFIED ANNUITY CONTRACTS


Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.


MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS


Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for participants who own more than 5% of the plan sponsor). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. It is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

Income tax regulations regarding minimum distribution requirements affect both deferred and income annuities. Under these rules, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, and, if available in your Contract, the Enhanced Stepped-Up Provision, as well as any living benefits such as GMAB, GMWB, and Principal Protection guarantees) must be added to the Contract Value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this rule and either compute the required amount for you or offer to do so at your request. These rules are not entirely clear and you should consult your personal tax adviser as to how these rules affect your Contract.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH. Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn by the end of the fifth calendar year following the date of death, or alternatively, minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract beneficiaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements. Under current federal tax rules, a same-sex spouse is treated as a non-spouse beneficiary.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 408 OR 457, AND IRA OWNERS. While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.



INDIVIDUAL RETIREMENT ANNUITIES



To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $5,500 in 2015, and it may be indexed for inflation in subsequent years. Additional "catch-up contributions" of $1,000 may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.


Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+ catch-up).

Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.


Section 408(k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $53,000 or 25% of pay for each participant in 2015.



ROTH IRAS


Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.


TSAS (TAX-SHELTERED ANNUITIES -- ERISA AND NON-ERISA)


GENERAL. TSAs fall under (section)403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under (section)501(c)(3) of the Code.

In general contributions to (section)403(b) arrangements are subject to limitations under (section)415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).

Under IRS regulations adopted in 2007, employers must meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax deferred status under (section)403(b). Prior to the 2007 rules, transfers of one annuity contract to another would not result in a loss of tax deferred status under (section)403(b) under certain conditions (so-called "90-24 transfers"). The 2007 regulations have the following effect regarding transfers: (1) a newly issued contract funded by a transfer which is completed after September 24, 2007, is subject to the employer requirements referred to above; (2) additional purchase payments made after September 24, 2007, to a contract that was funded by a 90-24 transfer on or before September 24, 2007, may subject the contract to this new employer requirement.

If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax adviser prior to making additional purchase payments (if permitted).

WITHDRAWALS AND INCOME PAYMENTS. If you are under 59 1/2, you cannot withdraw money from your TSA Contract unless the withdrawal:

   o Relates to Purchase Payments made prior to 1989 (and pre-1989 earnings on those Purchase Payments);

   o Is directly transferred to another permissible investment under (section)403(b) arrangements;

   o   Relates to amounts that are not salary reduction elective deferrals;

   o Occurs after you die, leave your job or become disabled (as defined by the Code); or

   o Is for financial hardship (but only to the extent of Purchase Payments) if your plan allows it.

DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS. Employers that established and maintain a TSA/403(b) plan ("the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after-tax contributions as part of the TSA plan. In accordance with our administrative procedures, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract under the following conditions:

   (1) The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.

   (2) In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.

   (3) All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to-trustee transfers from other Designated Roth Accounts).

   (4) In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.

   (5) No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.

   (6) If permitted under the federal tax law, we may permit both pre-tax contributions under a 403(b) plan as well as after-tax contributions under the Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.

   (7) We may refuse to accept contributions made as rollovers and trustee-to-trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.

The Contract does not accommodate separate accounting for Roth and non-Roth accounts. Compliance with IRS regulations regarding such accounting must be provided by or arranged for by the Qualified Plan Administrator.

Both you and your employer should consult your respective tax and legal advisers prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.

The following general tax rules are based on our understanding of the Code and regulations, and are subject to change and to different interpretation as well as additional guidance in respect to areas not previously addressed:

The employer must permit contributions under a pre-tax 403(b) plan in order to permit contributions to be irrevocably designated and made part of a Qualified Roth Contribution Program.

Elective deferral contributions to the Designated Roth Account must be aggregated with all other elective deferral contributions made by a taxpayer for purposes of the individual Code Section 402(g) limits and the Code Section 414(v) limits (relating to age 50 and over catch-up contributions) as well as contribution limits that apply under the Plan.

In general, the same tax law rules with respect to restricted monies, triggering events and permitted distributions will apply to the Designated Roth Accounts under the Plan as apply to the traditional pre-tax accounts under the plan (e.g., death or disability of participant, severance from employment, attainment of age 59 1/2 and hardship withdrawals only with respect to contributions (if permitted under the Plan)).

If the amounts have been held under any Designated Roth Account of a participant for at least five years and are made on account of death, disability or after attainment of age 59 1/2, then any withdrawal, distribution or payment of these amounts is generally free of federal income tax ("Qualified Distributions").

Unlike Roth IRAs, withdrawals, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA.

Some states may not permit contributions to be made to a Qualified Roth Contribution Program or may require additional conforming legislation for these rules to become effective.

Recently enacted legislation allows (but does not require) 403(b) plans that offer designated Roth accounts to permit participants to roll their non-Roth account assets into a designated Roth account under the same plan, provided the non-Roth assets are distributable under the plan and otherwise eligible for rollover.

LOANS. If your Plan and TSA Contract permit loans, such loans will be made only from any Fixed Interest Account balance and only up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.

The Code and applicable income tax regulations limit the amount that may be borrowed from your Contract and all your employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.

Your Plan and Contract will indicate whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax adviser and read your loan agreement and Contract prior to taking any loan.


NON-QUALIFIED ANNUITY CONTRACTS


If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.

Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.

Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:

   o   a non-taxable return of your Purchase Payment; or

   o   a taxable payment of earnings.

We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

Federal law imposes a 3.8% Medicare tax on the lesser of: (1) the taxpayer's "net investment income" (from non-qualified annuities, interest, dividends and other investments, offset by specified allowable deductions); or (2) the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 otherwise). "Net investment income" does not include distributions from tax-qualified plans (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A or 457(b)), but such income will increase modified adjusted gross income.

You should consult your tax adviser regarding the applicability of this tax to income you would receive under this annuity contract.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer. If a non-natural person, such as a trust, is the owner of a non-qualified Contract, the distribution on death rules under the Code may require payment to begin earlier than expected and may impact the usefulness of the living (if any) and/or death benefits. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the Contract will generally eliminate the Beneficiary's ability to "stretch" or a spousal beneficiary's ability to continue the Contract and the living (if any) and/or death benefits.

PARTIAL WITHDRAWALS. If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See "Penalty Tax for Premature Distributions" below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit. Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.

PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT). Starting in 2011, if your Contract allows and you elect to apply less than your entire Contract Value to a Payment Option provided under the Contract ("partial annuitization"), an exclusion ratio will apply to the Annuity Payments you receive, provided the payout period is for 10 years or more, or for the life of one or more individuals. Your after-tax Purchase Payments in the Contract will be allocated pro rata between the annuitized portion of the contract and the portion that remains deferred. Consult your own independent tax adviser before you partially annuitize your Contract.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES


The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.


OWNERSHIP OF THE INVESTMENTS


In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.


TAXATION OF DEATH BENEFIT PROCEEDS


Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.


OTHER TAX CONSIDERATIONS


TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefits should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.


GUARANTEED MINIMUM WITHDRAWAL BENEFITS

If you have purchased the Guaranteed Minimum Withdrawal Benefit Rider or the Guaranteed Minimum Withdrawal Benefit for Life Rider, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Contract Value (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, the Company intends to tax report such withdrawals using the Contract Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.

In the event that the Contract Value goes to zero, and the Remaining Benefit Base is paid out in fixed installments or the Lifetime Withdrawal Benefit is paid for life, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

The Company reserves the right to change its tax reporting practices where it determines they are not in accordance with IRS guidance (whether formal or informal).


PUERTO RICO TAX CONSIDERATIONS


The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.


NON-RESIDENT ALIENS

Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.


TAX CREDITS AND DEDUCTIONS

The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.




                               OTHER INFORMATION
--------------------------------------------------------------------------------
THE INSURANCE COMPANY


MetLife Insurance Company USA ("MetLife USA") is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. MetLife USA was previously known as MetLife Insurance Company of Connecticut but changed its name to MetLife Insurance Company USA when it changed its state of domicile from Connecticut to Delaware on November 14, 2014. MetLife USA is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The company is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and financial services to individuals and institutional customers. The company's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.


GOOD ORDER

GOOD ORDER. A request or transaction generally is considered in Good Order if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Underlying Funds affected by the requested transaction; the signatures of all Contract Owners (exactly as indicated on the contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner's consents. With respect to Purchase Payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your registered representative before submitting the form or request.


CYBERSECURITY

Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Underlying Funds and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Contract Owners' requests and elections and day-to-day record keeping, are all executed through computer networks and systems.

We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on MetLife USA and the Separate Account, as well as individual Contract Owners and their contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.

Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Underlying Funds; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Contract Owner or business information; or impede order processing or cause other operational issues. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage this risk at all times.

                                   APPENDIX A
--------------------------------------------------------------------------------
                        CONDENSED FINANCIAL INFORMATION



        FOR METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES (FORMERLY METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES AND
         METLIFE OF CT SEPARATE ACCOUNT TWELVE FOR VARIABLE ANNUITIES)
                     ACCUMULATION UNIT VALUES (IN DOLLARS)


The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.



                                   SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.55%
                                                                                UNIT VALUE AT                   NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------------- ------ --------------- --------------- ----------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Managed Volatility Subaccount (Series I) (7/03).......... 2014   2.208           2.622                 120,931
                                                                        2013   2.025           2.208                 116,296
                                                                        2012   1.985           2.025                 147,041
                                                                        2011   1.731           1.985                 169,093
                                                                        2010   1.654           1.731                 178,318
                                                                        2009   1.462           1.654                 292,056
                                                                        2008   2.195           1.462                 369,002
                                                                        2007   1.848           2.195                 349,652
                                                                        2006   1.496           1.848                 350,687
                                                                        2005   1.300           1.496                 389,144
Alger Portfolios
 Alger American Balanced Subaccount (Class S) (6/03)................... 2006   1.164           1.171                      --
                                                                        2005   1.093           1.164               1,109,940
 Alger Capital Appreciation Subaccount (Class S) (7/03)................ 2014   2.779           3.104                 269,485
                                                                        2013   2.094           2.779                 294,206
                                                                        2012   1.804           2.094                 373,922
                                                                        2011   1.844           1.804                 825,397
                                                                        2010   1.648           1.844                 395,156
                                                                        2009   1.111           1.648                 444,203
                                                                        2008   2.061           1.111                 394,477
                                                                        2007   1.572           2.061                 462,189
                                                                        2006   1.342           1.572                 405,786
                                                                        2005   1.194           1.342                 337,541
Credit Suisse Trust
 Credit Suisse International Equity Flex II Subaccount (6/03).......... 2009   0.911           1.171                      --
                                                                        2008   1.738           0.911                 141,310
                                                                        2007   1.838           1.738                 130,811
                                                                        2006   1.649           1.838                 151,822
                                                                        2005   1.442           1.649                  85,037
 Credit Suisse International Equity Flex III Subaccount (12/09)........ 2012   1.090           1.089                      --
                                                                        2011   1.307           1.090                      --
                                                                        2010   1.183           1.307                 114,924
                                                                        2009   1.179           1.183                 141,369
 Credit Suisse Trust Emerging Markets Subaccount (7/03)................ 2007   2.673           2.801                      --
                                                                        2006   2.049           2.673                 529,997
                                                                        2005   1.626           2.049                 533,142
Deutsche Variable Series I
 Deutsche Bond Subaccount (Class B) (6/05)............................. 2008   1.047           1.018                      --
                                                                        2007   1.024           1.047                 118,195
                                                                        2006   0.997           1.024                  55,092
                                                                        2005   1.000           0.997                   5,944

                             SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                UNIT VALUE AT                   NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------------- ------ --------------- --------------- ----------------
 Deutsche Capital Growth Subaccount (Class B) (7/03)................... 2014   1.968           1.906                      --
                                                                        2013   1.490           1.968                 958,933
                                                                        2012   1.309           1.490               1,068,575
                                                                        2011   1.396           1.309               1,143,843
                                                                        2010   1.218           1.396               1,057,133
                                                                        2009   0.978           1.218               1,267,287
                                                                        2008   1.488           0.978               1,376,316
                                                                        2007   1.347           1.488               1,700,324
                                                                        2006   1.265           1.347               1,611,402
                                                                        2005   1.184           1.265               1,033,038
 Deutsche Global Opportunities Subaccount (Class B) (7/03)............. 2010   1.625           1.743                      --
                                                                        2009   1.118           1.625                 452,615
                                                                        2008   2.278           1.118                 436,317
                                                                        2007   2.124           2.278                 425,276
                                                                        2006   1.770           2.124                 322,506
                                                                        2005   1.523           1.770                 323,018
 Deutsche Growth & Income Subaccount (Class B) (6/03).................. 2008   1.411           1.325                      --
                                                                        2007   1.419           1.411                 563,871
                                                                        2006   1.272           1.419                 665,514
                                                                        2005   1.222           1.272                 654,428
 Deutsche Health Care VIP Subaccount (Class B) (6/03).................. 2011   1.427           1.604                      --
                                                                        2010   1.346           1.427                 197,643
                                                                        2009   1.122           1.346                 333,018
                                                                        2008   1.490           1.122                 330,813
                                                                        2007   1.341           1.490                 331,717
                                                                        2006   1.287           1.341                 318,426
                                                                        2005   1.210           1.287                 327,171
 Deutsche International Subaccount (Class B) (7/03).................... 2008   2.151           2.060                      --
                                                                        2007   1.912           2.151                 620,817
                                                                        2006   1.548           1.912                 670,141
                                                                        2005   1.359           1.548                 565,175
Deutsche Variable Series II
 Deutsche All Cap Growth Subaccount (Class B) (8/03)................... 2006   1.441           1.592                      --
                                                                        2005   1.293           1.441                 186,845
 Deutsche Balanced Subaccount (Class B) (7/03)......................... 2008   1.269           1.235                      --
                                                                        2007   1.235           1.269                 597,386
                                                                        2006   1.142           1.235                 594,100
                                                                        2005   1.116           1.142                 451,536
 Deutsche Blue Chip Subaccount (Class B) (6/03)........................ 2008   1.639           1.536                      --
                                                                        2007   1.614           1.639                 892,430
                                                                        2006   1.423           1.614                 955,857
                                                                        2005   1.318           1.423               1,785,103
 Deutsche Conservative Allocation Subaccount (Class B) (8/04).......... 2009   0.913           0.921                      --
                                                                        2008   1.203           0.913               2,412,619
                                                                        2007   1.167           1.203               3,146,488
                                                                        2006   1.089           1.167               3,282,126
                                                                        2005   1.060           1.089               2,515,324
 Deutsche Core Fixed Income Subaccount (Class B) (6/03)................ 2008   1.064           1.026                      --
                                                                        2007   1.042           1.064               1,611,568
                                                                        2006   1.018           1.042               1,689,993
                                                                        2005   1.015           1.018               1,890,923
 Deutsche Davis Venture Value Subaccount (Class B) (7/03).............. 2008   1.581           1.532                      --
                                                                        2007   1.542           1.581               2,508,397
                                                                        2006   1.369           1.542               2,575,553
                                                                        2005   1.273           1.369               2,452,486
 Deutsche Dreman Financial Services Subaccount (Class B) (7/03)........ 2006   1.218           1.277                      --
                                                                        2005   1.243           1.218                 447,116
 Deutsche Dreman High Return Equity Subaccount (Class B) (6/03)........ 2008   1.547           1.475                      --
                                                                        2007   1.606           1.547               3,595,530
                                                                        2006   1.380           1.606               3,684,742
                                                                        2005   1.304           1.380               2,564,976
 Deutsche Foreign Value Subaccount (Class B) (11/04)................... 2006   1.135           1.365                      --
                                                                        2005   1.054           1.135                 104,549

                SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                        UNIT VALUE AT
                                                                                         BEGINNING OF
PORTFOLIO NAME                                                                   YEAR        YEAR
------------------------------------------------------------------------------- ------ ---------------
 Deutsche Global Growth Subaccount (Class B) (8/03)............................ 2014   2.018
                                                                                2013   1.685
                                                                                2012   1.449
                                                                                2011   1.724
                                                                                2010   1.546
                                                                                2009   1.097
                                                                                2008   2.137
                                                                                2007   2.050
                                                                                2006   1.606
                                                                                2005   1.332
 Deutsche Government & Agency Securities VIP Subaccount (Class B) (6/03)....... 2014   1.256
                                                                                2013   1.318
                                                                                2012   1.306
                                                                                2011   1.238
                                                                                2010   1.184
                                                                                2009   1.116
                                                                                2008   1.085
                                                                                2007   1.044
                                                                                2006   1.022
                                                                                2005   1.015
 Deutsche Growth Allocation Subaccount (Class B) (9/04)........................ 2009   0.851
                                                                                2008   1.320
                                                                                2007   1.270
                                                                                2006   1.145
                                                                                2005   1.097
 Deutsche High Income Subaccount (Class B) (6/03).............................. 2008   1.319
                                                                                2007   1.333
                                                                                2006   1.229
                                                                                2005   1.207
 Deutsche Income Allocation Subaccount (Class B) (8/04)........................ 2006   1.063
                                                                                2005   1.043
 Deutsche Index 500 Subaccount (Class B) (7/03)................................ 2005   1.229
 Deutsche International Select Equity Subaccount (Class B) (7/03).............. 2008   2.224
                                                                                2007   1.944
                                                                                2006   1.579
                                                                                2005   1.407
 Deutsche Janus Growth & Income Subaccount (Class B) (7/03).................... 2008   1.501
                                                                                2007   1.435
                                                                                2006   1.350
                                                                                2005   1.227
 Deutsche Janus Growth Opportunities Subaccount (Class B) (7/03)............... 2006   1.297
                                                                                2005   1.229
 Deutsche Large Cap Core Subaccount (Class B) (12/04).......................... 2006   1.153
                                                                                2005   1.037
 Deutsche Large Cap Value Subaccount (Class B) (7/03).......................... 2008   1.581
                                                                                2007   1.424
                                                                                2006   1.258
                                                                                2005   1.258
 Deutsche MFS(R) Strategic Value Subaccount (Class B) (8/03)................... 2006   1.272
                                                                                2005   1.300
 Deutsche Mid Cap Growth Subaccount (Class B) (8/03)........................... 2008   1.555
                                                                                2007   1.463
                                                                                2006   1.344
                                                                                2005   1.191
 Deutsche Moderate Allocation Subaccount (Class B) (8/04)...................... 2009   0.864
                                                                                2008   1.260
                                                                                2007   1.218
                                                                                2006   1.115
                                                                                2005   1.078
 Deutsche Money Market Subaccount (Class B) (7/03)............................. 2008   1.047
                                                                                2007   1.017
                                                                                2006   0.991
                                                                                2005   0.982
 Deutsche Oak Strategic Equity Subaccount (Class B) (7/03)..................... 2006   1.117
                                                                                2005   1.188



                                                                                                 NUMBER OF UNITS
                                                                                 UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                    END OF YEAR      END OF YEAR
------------------------------------------------------------------------------- --------------- ----------------
 Deutsche Global Growth Subaccount (Class B) (8/03)............................ 1.998                      --
                                                                                2.018                 237,769
                                                                                1.685                 257,105
                                                                                1.449                 276,182
                                                                                1.724                 303,841
                                                                                1.546                 401,792
                                                                                1.097                 463,205
                                                                                2.137                 748,585
                                                                                2.050                 351,482
                                                                                1.606                 343,729
 Deutsche Government & Agency Securities VIP Subaccount (Class B) (6/03)....... 1.298                 222,588
                                                                                1.256                 351,149
                                                                                1.318                 647,067
                                                                                1.306                 652,032
                                                                                1.238                 777,085
                                                                                1.184                 936,747
                                                                                1.116               1,069,071
                                                                                1.085                 565,552
                                                                                1.044                 607,326
                                                                                1.022                 584,174
 Deutsche Growth Allocation Subaccount (Class B) (9/04)........................ 0.853                      --
                                                                                0.851               3,046,571
                                                                                1.320               2,943,854
                                                                                1.270               2,485,802
                                                                                1.145               2,847,211
 Deutsche High Income Subaccount (Class B) (6/03).............................. 1.305                      --
                                                                                1.319               1,104,452
                                                                                1.333               2,053,944
                                                                                1.229               2,168,097
 Deutsche Income Allocation Subaccount (Class B) (8/04)........................ 1.084                      --
                                                                                1.063                 834,876
 Deutsche Index 500 Subaccount (Class B) (7/03)................................ 1.252                      --
 Deutsche International Select Equity Subaccount (Class B) (7/03).............. 2.145                      --
                                                                                2.224                 459,361
                                                                                1.944                 479,393
                                                                                1.579                 420,592
 Deutsche Janus Growth & Income Subaccount (Class B) (7/03).................... 1.441                      --
                                                                                1.501                 333,251
                                                                                1.435                 371,107
                                                                                1.350                 329,491
 Deutsche Janus Growth Opportunities Subaccount (Class B) (7/03)............... 1.284                      --
                                                                                1.297                 149,865
 Deutsche Large Cap Core Subaccount (Class B) (12/04).......................... 1.280                      --
                                                                                1.153                  53,637
 Deutsche Large Cap Value Subaccount (Class B) (7/03).......................... 1.559                      --
                                                                                1.581                 757,126
                                                                                1.424                 794,829
                                                                                1.258                 859,894
 Deutsche MFS(R) Strategic Value Subaccount (Class B) (8/03)................... 1.311                      --
                                                                                1.272                 511,937
 Deutsche Mid Cap Growth Subaccount (Class B) (8/03)........................... 1.464                      --
                                                                                1.555                 239,153
                                                                                1.463                 248,153
                                                                                1.344                 174,909
 Deutsche Moderate Allocation Subaccount (Class B) (8/04)...................... 0.868                      --
                                                                                0.864               5,496,146
                                                                                1.260               2,637,601
                                                                                1.218               2,555,044
                                                                                1.115               2,478,421
 Deutsche Money Market Subaccount (Class B) (7/03)............................. 1.052                      --
                                                                                1.047               4,672,142
                                                                                1.017               6,108,455
                                                                                0.991               2,127,867
 Deutsche Oak Strategic Equity Subaccount (Class B) (7/03)..................... 1.143                      --
                                                                                1.117                 384,012

                  SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                           UNIT VALUE AT
                                                                                            BEGINNING OF
PORTFOLIO NAME                                                                      YEAR        YEAR
---------------------------------------------------------------------------------- ------ ---------------
 Deutsche Small Cap Growth Subaccount (Class B) (7/03)............................ 2008   1.396
                                                                                   2007   1.340
                                                                                   2006   1.298
                                                                                   2005   1.235
 Deutsche Small Mid Cap Value VIP Subaccount (Class B) (7/03)..................... 2014   2.833
                                                                                   2013   2.136
                                                                                   2012   1.914
                                                                                   2011   2.075
                                                                                   2010   1.718
                                                                                   2009   1.350
                                                                                   2008   2.067
                                                                                   2007   2.045
                                                                                   2006   1.667
                                                                                   2005   1.542
 Deutsche Strategic Income Subaccount (Class B) (6/03)............................ 2008   1.170
                                                                                   2007   1.131
                                                                                   2006   1.056
                                                                                   2005   1.052
 Deutsche Technology Subaccount (Class B) (7/03).................................. 2010   1.139
                                                                                   2009   0.724
                                                                                   2008   1.372
                                                                                   2007   1.224
                                                                                   2006   1.238
                                                                                   2005   1.217
 Deutsche Turner Mid Cap Growth Subaccount (Class B) (7/03)....................... 2008   1.869
                                                                                   2007   1.517
                                                                                   2006   1.450
                                                                                   2005   1.324
Dreyfus Investment Portfolios
 Dreyfus MidCap Stock Subaccount (Service Shares) (6/03).......................... 2008   1.499
                                                                                   2007   1.502
                                                                                   2006   1.417
                                                                                   2005   1.321
Dreyfus Socially Responsible Growth Fund, Inc.
 The Dreyfus Socially Responsible Growth Subaccount (Service Shares) (9/03)....... 2014   1.866
                                                                                   2013   1.414
                                                                                   2012   1.286
                                                                                   2011   1.298
                                                                                   2010   1.151
                                                                                   2009   0.876
                                                                                   2008   1.360
                                                                                   2007   1.285
                                                                                   2006   1.197
                                                                                   2005   1.177
DWS Investments VIT Funds
 Deutsche VIT Equity 500 Index Subaccount (Class B) (9/05)........................ 2008   1.179
                                                                                   2007   1.142
                                                                                   2006   1.007
                                                                                   2005   1.000
 Deutsche VIT RREEF Real Estate Securites Subaccount (Class B) (6/03)............. 2007   2.222
                                                                                   2006   1.646
                                                                                   2005   1.501
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (4/08) *.......................... 2014   2.003
                                                                                   2013   1.860
                                                                                   2012   1.621
                                                                                   2011   1.609
                                                                                   2010   1.411
                                                                                   2009   0.977
                                                                                   2008   1.308
 MIST FOF - Balanced Strategy Subaccount (Class B) (5/09)......................... 2014   1.527
                                                                                   2013   1.299
                                                                                   2012   1.158
                                                                                   2011   1.196
                                                                                   2010   1.070
                                                                                   2009   0.889



                                                                                                    NUMBER OF UNITS
                                                                                    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                       END OF YEAR      END OF YEAR
---------------------------------------------------------------------------------- --------------- ----------------
 Deutsche Small Cap Growth Subaccount (Class B) (7/03)............................ 1.218                      --
                                                                                   1.396                 726,166
                                                                                   1.340                 760,854
                                                                                   1.298                 784,558
 Deutsche Small Mid Cap Value VIP Subaccount (Class B) (7/03)..................... 2.931                 436,323
                                                                                   2.833                 546,061
                                                                                   2.136                 597,823
                                                                                   1.914                 709,430
                                                                                   2.075                 740,237
                                                                                   1.718                 956,525
                                                                                   1.350               1,068,880
                                                                                   2.067               1,226,657
                                                                                   2.045               1,456,216
                                                                                   1.667               1,447,426
 Deutsche Strategic Income Subaccount (Class B) (6/03)............................ 1.171                      --
                                                                                   1.170                 456,263
                                                                                   1.131                 496,298
                                                                                   1.056               2,222,561
 Deutsche Technology Subaccount (Class B) (7/03).................................. 1.179                      --
                                                                                   1.139                 525,079
                                                                                   0.724                 276,821
                                                                                   1.372                 260,205
                                                                                   1.224                 249,308
                                                                                   1.238                 327,747
 Deutsche Turner Mid Cap Growth Subaccount (Class B) (7/03)....................... 1.740                      --
                                                                                   1.869                 249,274
                                                                                   1.517                 271,054
                                                                                   1.450                 279,062
Dreyfus Investment Portfolios
 Dreyfus MidCap Stock Subaccount (Service Shares) (6/03).......................... 1.472                      --
                                                                                   1.499               1,002,056
                                                                                   1.502               1,053,123
                                                                                   1.417               1,058,890
Dreyfus Socially Responsible Growth Fund, Inc.
 The Dreyfus Socially Responsible Growth Subaccount (Service Shares) (9/03)....... 2.078                  54,594
                                                                                   1.866                  56,181
                                                                                   1.414                  57,094
                                                                                   1.286                  57,256
                                                                                   1.298                  57,633
                                                                                   1.151                  57,693
                                                                                   0.876                  60,401
                                                                                   1.360                  58,840
                                                                                   1.285                  50,070
                                                                                   1.197                  40,707
DWS Investments VIT Funds
 Deutsche VIT Equity 500 Index Subaccount (Class B) (9/05)........................ 1.122                      --
                                                                                   1.179               1,182,084
                                                                                   1.142                 839,869
                                                                                   1.007                 926,279
 Deutsche VIT RREEF Real Estate Securites Subaccount (Class B) (6/03)............. 1.830               1,007,057
                                                                                   2.222               1,095,278
                                                                                   1.646               1,094,262
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (4/08) *.......................... 2.037               2,321,265
                                                                                   2.003               4,062,753
                                                                                   1.860               5,519,026
                                                                                   1.621               6,792,409
                                                                                   1.609               8,016,351
                                                                                   1.411               1,458,169
                                                                                   0.977                 909,617
 MIST FOF - Balanced Strategy Subaccount (Class B) (5/09)......................... 1.528                      --
                                                                                   1.527               1,809,423
                                                                                   1.299               2,094,566
                                                                                   1.158               2,583,533
                                                                                   1.196               2,769,123
                                                                                   1.070               3,003,997

                              SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MIST FOF - Growth Strategy Subaccount (Class B) (5/09).................. 2014   1.646           1.639                      --
                                                                          2013   1.328           1.646               1,181,112
                                                                          2012   1.165           1.328               1,699,093
                                                                          2011   1.231           1.165               2,210,022
                                                                          2010   1.083           1.231               2,320,427
                                                                          2009   0.880           1.083               2,345,492
 MIST FOF - Moderate Strategy Subaccount (Class B) (5/09)................ 2014   1.507           1.513                      --
                                                                          2013   1.340           1.507                 960,929
                                                                          2012   1.211           1.340               1,173,349
                                                                          2011   1.231           1.211               1,369,639
                                                                          2010   1.113           1.231               1,554,947
                                                                          2009   0.940           1.113               1,863,308
 MIST MFS(R) Emerging Markets Equity Subaccount (Class A) (4/07)......... 2014   2.768           2.555                 268,974
                                                                          2013   2.953           2.768                 299,624
                                                                          2012   2.518           2.953                 346,111
                                                                          2011   3.135           2.518                 478,917
                                                                          2010   2.568           3.135                 553,321
                                                                          2009   1.541           2.568                 562,616
                                                                          2008   3.509           1.541                 492,144
                                                                          2007   2.784           3.509                 457,511
 MIST MFS(R) Research International Subaccount (Class B) (4/08) *........ 2014   2.225           2.039                 825,891
                                                                          2013   1.895           2.225               1,304,709
                                                                          2012   1.649           1.895               1,599,937
                                                                          2011   1.876           1.649               1,791,610
                                                                          2010   1.710           1.876               1,929,042
                                                                          2009   1.320           1.710               2,172,868
                                                                          2008   2.263           1.320               1,489,970
 MIST MLA Mid Cap Subaccount (Class B) (4/08)............................ 2013   1.078           1.168                      --
                                                                          2012   1.040           1.078               3,042,023
                                                                          2011   1.115           1.040               3,337,591
                                                                          2010   0.922           1.115               3,716,664
                                                                          2009   0.685           0.922               3,990,754
                                                                          2008   1.083           0.685               2,711,797
 MIST Oppenheimer Global Equity Subaccount (Class B) (5/10).............. 2014   2.065           2.076                 319,903
                                                                          2013   1.650           2.065                 235,109
                                                                          2012   1.383           1.650                 336,172
                                                                          2011   1.533           1.383                 421,870
                                                                          2010   1.418           1.533                 466,355
 MIST Pioneer Strategic Income Subaccount (Class E) (4/08)............... 2014   1.635           1.682               4,712,750
                                                                          2013   1.638           1.635               6,289,123
                                                                          2012   1.493           1.638               7,794,736
                                                                          2011   1.465           1.493               8,520,374
                                                                          2010   1.328           1.465               9,951,087
                                                                          2009   1.016           1.328              10,244,403
                                                                          2008   1.173           1.016                 527,774
 MIST RCM Technology Subaccount (Class E) (5/10)......................... 2013   1.391           1.454                      --
                                                                          2012   1.256           1.391                 158,354
                                                                          2011   1.417           1.256                 463,765
                                                                          2010   1.202           1.417                 410,054
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/08) *........ 2014   1.345           1.500               2,426,569
                                                                          2013   1.021           1.345               2,784,433
                                                                          2012   0.879           1.021               3,067,172
                                                                          2011   0.930           0.879               3,379,873
                                                                          2010   0.807           0.930               3,883,900
                                                                          2009   0.693           0.807               3,903,637
                                                                          2008   1.042           0.693               4,074,877
 MIST T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08) *......... 2014   2.386           2.649                  96,345
                                                                          2013   1.774           2.386                 171,700
                                                                          2012   1.585           1.774                 254,985
                                                                          2011   1.637           1.585                 262,458
                                                                          2010   1.302           1.637                 266,108
                                                                          2009   0.909           1.302                 314,489
                                                                          2008   1.467           0.909                 166,374
 MIST Turner Mid Cap Growth Subaccount (Class B) (4/08).................. 2013   1.633           1.761                      --
                                                                          2012   1.565           1.633                 223,484
                                                                          2011   1.717           1.565                 185,661
                                                                          2010   1.371           1.717                 192,438
                                                                          2009   0.947           1.371                 228,925
                                                                          2008   1.733           0.947                 292,229

                             SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                UNIT VALUE AT                   NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------------- ------ --------------- --------------- ----------------
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class B) (4/08)................. 2014   1.201           1.263                 776,524
                                                                        2013   1.233           1.201               1,151,067
                                                                        2012   1.167           1.233               1,593,906
                                                                        2011   1.115           1.167               1,698,837
                                                                        2010   1.048           1.115               1,784,882
                                                                        2009   0.975           1.048               1,894,517
                                                                        2008   1.029           0.975               1,133,274
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08)............. 2014   1.719           1.857               1,310,820
                                                                        2013   1.325           1.719               1,601,217
                                                                        2012   1.181           1.325               1,833,245
                                                                        2011   1.175           1.181               1,948,062
                                                                        2010   1.096           1.175               2,087,367
                                                                        2009   1.002           1.096               2,324,527
                                                                        2008   1.470           1.002               2,630,179
 MSF BlackRock Money Market Subaccount (Class B) (4/08)................ 2014   1.753           1.726                 483,024
                                                                        2013   1.781           1.753                 682,552
                                                                        2012   1.809           1.781               1,146,206
                                                                        2011   1.837           1.809               1,132,259
                                                                        2010   1.866           1.837               1,027,274
                                                                        2009   1.890           1.866               1,256,521
                                                                        2008   1.882           1.890               1,464,720
 MSF FI Value Leaders Subaccount (Class B) (4/08) *.................... 2013   1.406           1.547                      --
                                                                        2012   1.237           1.406                 569,228
                                                                        2011   1.342           1.237                 614,163
                                                                        2010   1.192           1.342                 645,546
                                                                        2009   0.997           1.192                 753,043
                                                                        2008   1.535           0.997                 760,185
 MSF Frontier Mid Cap Growth Subaccount (Class B) (4/13)............... 2014   2.111           2.305                 179,473
                                                                        2013   1.773           2.111                 193,622
 MSF Jennison Growth Subaccount (Class B) (4/14)....................... 2014   1.230           1.388               2,861,766
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/14)........... 2014   1.341           1.378               2,381,861
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/14)........... 2014   1.329           1.375               6,884,412
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/14)........... 2014   1.303           1.356               6,363,655
 MSF MetLife Stock Index Subaccount (Class B) (4/08)................... 2014   1.501           1.672               1,661,831
                                                                        2013   1.158           1.501               2,134,490
                                                                        2012   1.019           1.158               2,729,010
                                                                        2011   1.018           1.019               3,021,676
                                                                        2010   0.903           1.018               3,640,795
                                                                        2009   0.728           0.903               3,685,979
                                                                        2008   1.121           0.728               1,926,569
 MSF MFS(R) Total Return Subaccount (Class B) (4/06)................... 2014   1.363           1.454               1,388,954
                                                                        2013   1.166           1.363               1,958,493
                                                                        2012   1.064           1.166               2,414,691
                                                                        2011   1.058           1.064               2,485,648
                                                                        2010   0.978           1.058               2,690,661
                                                                        2009   0.840           0.978               2,944,278
                                                                        2008   1.099           0.840               1,287,130
                                                                        2007   1.072           1.099               1,389,767
                                                                        2006   1.003           1.072               1,227,792
 MSF MFS(R) Value Subaccount (Class E) (4/08).......................... 2014   2.148           2.339                 614,060
                                                                        2013   1.608           2.148                 813,351
                                                                        2012   1.403           1.608                 430,829
                                                                        2011   1.414           1.403                 489,371
                                                                        2010   1.291           1.414                 530,988
                                                                        2009   1.086           1.291                 560,276
                                                                        2008   1.558           1.086                 670,093
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13).............. 2014   1.468           1.441               1,742,472
                                                                        2013   1.177           1.468               2,660,872
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)........ 2013   1.206           1.647                 668,474
                                                                        2012   1.032           1.206                 774,871
                                                                        2011   1.062           1.032                 816,568
                                                                        2010   0.924           1.062               1,010,584
                                                                        2009   0.656           0.924               1,247,569
                                                                        2008   1.075           0.656               1,477,950

                             SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                UNIT VALUE AT                   NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MSF T. Rowe Price Large Cap Growth Subaccount (Class E) (4/13)........ 2014   1.844           1.978                 294,863
                                                                        2013   1.461           1.844                 448,394
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........ 2014   2.350           2.467               1,047,116
                                                                        2013   1.655           2.350               1,307,390
                                                                        2012   1.451           1.655               1,496,390
                                                                        2011   1.452           1.451               1,628,742
                                                                        2010   1.095           1.452               1,597,420
                                                                        2009   0.802           1.095               1,727,989
                                                                        2008   1.220           0.802               1,789,355
 MSF WMC Balanced Subaccount (Class B) (4/08).......................... 2014   1.599           1.736                 269,996
                                                                        2013   1.350           1.599                 323,851
                                                                        2012   1.223           1.350                 419,917
                                                                        2011   1.199           1.223                 441,234
                                                                        2010   1.114           1.199                 527,005
                                                                        2009   0.967           1.114                 613,820
                                                                        2008   1.233           0.967                 620,936
 MSF WMC Core Equity Opportunities Subaccount (Class B) (4/08)......... 2014   1.840           2.000                 491,310
                                                                        2013   1.402           1.840                 748,644
                                                                        2012   1.264           1.402                 894,551
                                                                        2011   1.341           1.264                 967,837
                                                                        2010   1.219           1.341               1,942,307
                                                                        2009   0.941           1.219               2,412,889
                                                                        2008   1.526           0.941               2,014,579





                                   SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.75%
                                                                                UNIT VALUE AT                   NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------------- ------ --------------- --------------- ----------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Managed Volatility Subaccount (Series I) (7/03).......... 2014   1.484           1.741           --
                                                                        2013   1.377           1.484           --
                                                                        2012   1.367           1.377           --
                                                                        2011   1.206           1.367           --
                                                                        2010   1.166           1.206           --
                                                                        2009   1.043           1.166           --
                                                                        2008   1.585           1.043           --
                                                                        2007   1.351           1.585           --
                                                                        2006   1.107           1.351           --
                                                                        2005   1.000           1.107           --
Alger Portfolios
 Alger American Balanced Subaccount (Class S) (6/03)................... 2006   1.069           1.071           --
                                                                        2005   1.000           1.069           --
 Alger Capital Appreciation Subaccount (Class S) (7/03)................ 2014   2.136           2.358           --
                                                                        2013   1.629           2.136           --
                                                                        2012   1.421           1.629           --
                                                                        2011   1.469           1.421           --
                                                                        2010   1.329           1.469           --
                                                                        2009   0.907           1.329           --
                                                                        2008   1.703           0.907           --
                                                                        2007   1.314           1.703           --
                                                                        2006   1.136           1.314           --
                                                                        2005   1.000           1.136           --
Credit Suisse Trust
 Credit Suisse International Equity Flex II Subaccount (6/03).......... 2009   0.596           0.757           --
                                                                        2008   1.150           0.596           --
                                                                        2007   1.231           1.150           --
                                                                        2006   1.118           1.231           --
                                                                        2005   1.000           1.118           --
 Credit Suisse International Equity Flex III Subaccount (12/09)........ 2012   0.689           0.689           --
                                                                        2011   0.834           0.689           --
                                                                        2010   0.764           0.834           --
                                                                        2009   0.763           0.764           --
 Credit Suisse Trust Emerging Markets Subaccount (7/03)................ 2007   1.564           1.633           --
                                                                        2006   1.213           1.564           --
                                                                        2005   1.000           1.213           --

                             SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)
                                                                                UNIT VALUE AT                   NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------------- ------ --------------- --------------- ----------------
Deutsche Variable Series I
 Deutsche Bond Subaccount (Class B) (6/05)............................. 2008   1.015           0.984           --
                                                                        2007   1.006           1.015           --
                                                                        2006   0.991           1.006           --
                                                                        2005   1.000           0.991           --
 Deutsche Capital Growth Subaccount (Class B) (7/03)................... 2014   1.503           1.449           --
                                                                        2013   1.151           1.503           --
                                                                        2012   1.023           1.151           --
                                                                        2011   1.105           1.023           --
                                                                        2010   0.976           1.105           --
                                                                        2009   0.793           0.976           --
                                                                        2008   1.221           0.793           --
                                                                        2007   1.119           1.221           --
                                                                        2006   1.063           1.119           --
                                                                        2005   1.000           1.063           --
 Deutsche Global Opportunities Subaccount (Class B) (7/03)............. 2010   0.988           1.056           --
                                                                        2009   0.688           0.988           --
                                                                        2008   1.419           0.688           --
                                                                        2007   1.339           1.419           --
                                                                        2006   1.129           1.339           --
                                                                        2005   1.000           1.129           --
 Deutsche Growth & Income Subaccount (Class B) (6/03).................. 2008   1.118           0.671           --
                                                                        2007   1.138           1.118           --
                                                                        2006   1.032           1.138           --
                                                                        2005   1.000           1.032           --
 Deutsche Health Care VIP Subaccount (Class B) (6/03).................. 2011   1.122           1.257           --
                                                                        2010   1.071           1.122           --
                                                                        2009   0.904           1.071           --
                                                                        2008   1.215           0.904           --
                                                                        2007   1.106           1.215           --
                                                                        2006   1.075           1.106           --
                                                                        2005   1.000           1.075           --
 Deutsche International Subaccount (Class B) (7/03).................... 2008   1.531           1.460           --
                                                                        2007   1.377           1.531           --
                                                                        2006   1.128           1.377           --
                                                                        2005   1.000           1.128           --
Deutsche Variable Series II
 Deutsche All Cap Growth Subaccount (Class B) (8/03)................... 2006   1.110           1.213           --
                                                                        2005   1.000           1.110           --
 Deutsche Balanced Subaccount (Class B) (7/03)......................... 2008   1.097           1.062           --
                                                                        2007   1.079           1.097           --
                                                                        2006   1.010           1.079           --
                                                                        2005   1.000           1.010           --
 Deutsche Blue Chip Subaccount (Class B) (6/03)........................ 2008   1.203           1.123           --
                                                                        2007   1.199           1.203           --
                                                                        2006   1.070           1.199           --
                                                                        2005   1.000           1.070           --
 Deutsche Conservative Allocation Subaccount (Class B) (8/04).......... 2009   0.819           0.823           --
                                                                        2008   1.092           0.819           --
                                                                        2007   1.073           1.092           --
                                                                        2006   1.013           1.073           --
                                                                        2005   1.000           1.013           --
 Deutsche Core Fixed Income Subaccount (Class B) (6/03)................ 2008   1.002           0.963           --
                                                                        2007   0.993           1.002           --
                                                                        2006   0.982           0.993           --
                                                                        2005   1.000           0.982           --
 Deutsche Davis Venture Value Subaccount (Class B) (7/03).............. 2008   1.185           1.144           --
                                                                        2007   1.170           1.185           --
                                                                        2006   1.052           1.170           --
                                                                        2005   1.000           1.052           --
 Deutsche Dreman Financial Services Subaccount (Class B) (7/03)........ 2006   0.984           1.023           --
                                                                        2005   1.000           0.984           --
 Deutsche Dreman High Return Equity Subaccount (Class B) (6/03)........ 2008   1.132           1.075           --
                                                                        2007   1.189           1.132           --
                                                                        2006   1.034           1.189           --
                                                                        2005   1.000           1.034           --

                SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)
                                                                                        UNIT VALUE AT
                                                                                         BEGINNING OF
PORTFOLIO NAME                                                                   YEAR        YEAR
------------------------------------------------------------------------------- ------ ---------------
 Deutsche Foreign Value Subaccount (Class B) (11/04)........................... 2006   1.058
                                                                                2005   1.000
 Deutsche Global Growth Subaccount (Class B) (8/03)............................ 2014   1.346
                                                                                2013   1.137
                                                                                2012   0.990
                                                                                2011   1.192
                                                                                2010   1.082
                                                                                2009   0.776
                                                                                2008   1.531
                                                                                2007   1.487
                                                                                2006   1.179
                                                                                2005   1.000
 Deutsche Government & Agency Securities VIP Subaccount (Class B) (6/03)....... 2014   1.106
                                                                                2013   1.175
                                                                                2012   1.179
                                                                                2011   1.130
                                                                                2010   1.094
                                                                                2009   1.044
                                                                                2008   1.027
                                                                                2007   1.000
                                                                                2006   0.991
                                                                                2005   1.000
 Deutsche Growth Allocation Subaccount (Class B) (9/04)........................ 2009   0.741
                                                                                2008   1.164
                                                                                2007   1.133
                                                                                2006   1.034
                                                                                2005   1.000
 Deutsche High Income Subaccount (Class B) (6/03).............................. 2008   1.042
                                                                                2007   1.066
                                                                                2006   0.995
                                                                                2005   1.000
 Deutsche Income Allocation Subaccount (Class B) (8/04)........................ 2006   1.003
                                                                                2005   1.000
 Deutsche Index 500 Subaccount (Class B) (7/03)................................ 2005   1.000
 Deutsche International Select Equity Subaccount (Class B) (7/03).............. 2008   1.536
                                                                                2007   1.359
                                                                                2006   1.117
                                                                                2005   1.000
 Deutsche Janus Growth & Income Subaccount (Class B) (7/03).................... 2008   1.186
                                                                                2007   1.148
                                                                                2006   1.093
                                                                                2005   1.000
 Deutsche Janus Growth Opportunities Subaccount (Class B) (7/03)............... 2006   1.065
                                                                                2005   1.000
 Deutsche Large Cap Core Subaccount (Class B) (12/04).......................... 2006   1.092
                                                                                2005   1.000
 Deutsche Large Cap Value Subaccount (Class B) (7/03).......................... 2008   1.206
                                                                                2007   1.099
                                                                                2006   0.983
                                                                                2005   1.000
 Deutsche MFS(R) Strategic Value Subaccount (Class B) (8/03)................... 2006   0.993
                                                                                2005   1.000
 Deutsche Mid Cap Growth Subaccount (Class B) (8/03)........................... 2008   1.250
                                                                                2007   1.190
                                                                                2006   1.107
                                                                                2005   1.000
 Deutsche Moderate Allocation Subaccount (Class B) (8/04)...................... 2009   0.765
                                                                                2008   1.128
                                                                                2007   1.104
                                                                                2006   1.023
                                                                                2005   1.000
 Deutsche Money Market Subaccount (Class B) (7/03)............................. 2008   1.030
                                                                                2007   1.012
                                                                                2006   0.998
                                                                                2005   1.000



                                                                                                 NUMBER OF UNITS
                                                                                 UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                    END OF YEAR      END OF YEAR
------------------------------------------------------------------------------- --------------- ----------------
 Deutsche Foreign Value Subaccount (Class B) (11/04)........................... 1.258           --
                                                                                1.058           --
 Deutsche Global Growth Subaccount (Class B) (8/03)............................ 1.327           --
                                                                                1.346           --
                                                                                1.137           --
                                                                                0.990           --
                                                                                1.192           --
                                                                                1.082           --
                                                                                0.776           --
                                                                                1.531           --
                                                                                1.487           --
                                                                                1.179           --
 Deutsche Government & Agency Securities VIP Subaccount (Class B) (6/03)....... 1.129           --
                                                                                1.106           --
                                                                                1.175           --
                                                                                1.179           --
                                                                                1.130           --
                                                                                1.094           --
                                                                                1.044           --
                                                                                1.027           --
                                                                                1.000           --
                                                                                0.991           --
 Deutsche Growth Allocation Subaccount (Class B) (9/04)........................ 0.740           --
                                                                                0.741           --
                                                                                1.164           --
                                                                                1.133           --
                                                                                1.034           --
 Deutsche High Income Subaccount (Class B) (6/03).............................. 1.027           --
                                                                                1.042           --
                                                                                1.066           --
                                                                                0.995           --
 Deutsche Income Allocation Subaccount (Class B) (8/04)........................ 1.014           --
                                                                                1.003           --
 Deutsche Index 500 Subaccount (Class B) (7/03)................................ 1.017           --
 Deutsche International Select Equity Subaccount (Class B) (7/03).............. 1.476           --
                                                                                1.536           --
                                                                                1.359           --
                                                                                1.117           --
 Deutsche Janus Growth & Income Subaccount (Class B) (7/03).................... 1.135           --
                                                                                1.186           --
                                                                                1.148           --
                                                                                1.093           --
 Deutsche Janus Growth Opportunities Subaccount (Class B) (7/03)............... 1.043           --
                                                                                1.065           --
 Deutsche Large Cap Core Subaccount (Class B) (12/04).......................... 1.199           --
                                                                                1.092           --
 Deutsche Large Cap Value Subaccount (Class B) (7/03).......................... 1.185           --
                                                                                1.206           --
                                                                                1.099           --
                                                                                0.983           --
 Deutsche MFS(R) Strategic Value Subaccount (Class B) (8/03)................... 1.014           --
                                                                                0.993           --
 Deutsche Mid Cap Growth Subaccount (Class B) (8/03)........................... 1.172           --
                                                                                1.250           --
                                                                                1.190           --
                                                                                1.107           --
 Deutsche Moderate Allocation Subaccount (Class B) (8/04)...................... 0.765           --
                                                                                0.765           --
                                                                                1.128           --
                                                                                1.104           --
                                                                                1.023           --
 Deutsche Money Market Subaccount (Class B) (7/03)............................. 1.031           --
                                                                                1.030           --
                                                                                1.012           --
                                                                                0.998           --

                  SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)
                                                                                           UNIT VALUE AT
                                                                                            BEGINNING OF
PORTFOLIO NAME                                                                      YEAR        YEAR
---------------------------------------------------------------------------------- ------ ---------------
 Deutsche Oak Strategic Equity Subaccount (Class B) (7/03)........................ 2006   0.978
                                                                                   2005   1.000
 Deutsche Small Cap Growth Subaccount (Class B) (7/03)............................ 2008   1.087
                                                                                   2007   1.056
                                                                                   2006   1.035
                                                                                   2005   1.000
 Deutsche Small Mid Cap Value VIP Subaccount (Class B) (7/03)..................... 2014   1.657
                                                                                   2013   1.264
                                                                                   2012   1.146
                                                                                   2011   1.258
                                                                                   2010   1.054
                                                                                   2009   0.838
                                                                                   2008   1.299
                                                                                   2007   1.301
                                                                                   2006   1.073
                                                                                   2005   1.000
 Deutsche Strategic Income Subaccount (Class B) (6/03)............................ 2008   1.064
                                                                                   2007   1.041
                                                                                   2006   0.984
                                                                                   2005   1.000
 Deutsche Technology Subaccount (Class B) (7/03).................................. 2010   0.919
                                                                                   2009   0.591
                                                                                   2008   1.134
                                                                                   2007   1.024
                                                                                   2006   1.048
                                                                                   2005   1.000
 Deutsche Turner Mid Cap Growth Subaccount (Class B) (7/03)....................... 2008   1.366
                                                                                   2007   1.122
                                                                                   2006   1.086
                                                                                   2005   1.000
Dreyfus Investment Portfolios
 Dreyfus MidCap Stock Subaccount (Service Shares) (6/03).......................... 2008   1.103
                                                                                   2007   1.118
                                                                                   2006   1.067
                                                                                   2005   1.000
Dreyfus Socially Responsible Growth Fund, Inc.
 The Dreyfus Socially Responsible Growth Subaccount (Service Shares) (9/03)....... 2014   1.444
                                                                                   2013   1.108
                                                                                   2012   1.020
                                                                                   2011   1.041
                                                                                   2010   0.934
                                                                                   2009   0.720
                                                                                   2008   1.131
                                                                                   2007   1.082
                                                                                   2006   1.020
                                                                                   2005   1.000
DWS Investments VIT Funds
 Deutsche VIT Equity 500 Index Subaccount (Class B) (9/05)........................ 2008   1.147
                                                                                   2007   1.125
                                                                                   2006   1.004
                                                                                   2005   1.000
 Deutsche VIT RREEF Real Estate Securites Subaccount (Class B) (6/03)............. 2007   1.507
                                                                                   2006   1.130
                                                                                   2005   1.000
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (4/08) *.......................... 2014   1.472
                                                                                   2013   1.384
                                                                                   2012   1.221
                                                                                   2011   1.226
                                                                                   2010   1.088
                                                                                   2009   0.763
                                                                                   2008   1.029
 MIST FOF - Balanced Strategy Subaccount (Class B) (5/09)......................... 2014   1.273
                                                                                   2013   1.095
                                                                                   2012   0.988
                                                                                   2011   1.033
                                                                                   2010   0.935
                                                                                   2009   0.784



                                                                                                    NUMBER OF UNITS
                                                                                    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                       END OF YEAR      END OF YEAR
---------------------------------------------------------------------------------- --------------- ----------------
 Deutsche Oak Strategic Equity Subaccount (Class B) (7/03)........................ 0.989                    --
                                                                                   0.978                    --
 Deutsche Small Cap Growth Subaccount (Class B) (7/03)............................ 0.944                    --
                                                                                   1.087                    --
                                                                                   1.056                    --
                                                                                   1.035                    --
 Deutsche Small Mid Cap Value VIP Subaccount (Class B) (7/03)..................... 1.694                    --
                                                                                   1.657                    --
                                                                                   1.264                    --
                                                                                   1.146                    --
                                                                                   1.258                    --
                                                                                   1.054                    --
                                                                                   0.838                    --
                                                                                   1.299                    --
                                                                                   1.301                    --
                                                                                   1.073                    --
 Deutsche Strategic Income Subaccount (Class B) (6/03)............................ 1.061                    --
                                                                                   1.064                    --
                                                                                   1.041                    --
                                                                                   0.984                    --
 Deutsche Technology Subaccount (Class B) (7/03).................................. 0.947                    --
                                                                                   0.919                    --
                                                                                   0.591                    --
                                                                                   1.134                    --
                                                                                   1.024                    --
                                                                                   1.048                    --
 Deutsche Turner Mid Cap Growth Subaccount (Class B) (7/03)....................... 1.267                    --
                                                                                   1.366                    --
                                                                                   1.122                    --
                                                                                   1.086                    --
Dreyfus Investment Portfolios
 Dreyfus MidCap Stock Subaccount (Service Shares) (6/03).......................... 1.078                    --
                                                                                   1.103                    --
                                                                                   1.118                    --
                                                                                   1.067                    --
Dreyfus Socially Responsible Growth Fund, Inc.
 The Dreyfus Socially Responsible Growth Subaccount (Service Shares) (9/03)....... 1.590                    --
                                                                                   1.444                    --
                                                                                   1.108                    --
                                                                                   1.020                    --
                                                                                   1.041                    --
                                                                                   0.934                    --
                                                                                   0.720                    --
                                                                                   1.131                    --
                                                                                   1.082                    --
                                                                                   1.020                    --
DWS Investments VIT Funds
 Deutsche VIT Equity 500 Index Subaccount (Class B) (9/05)........................ 1.087                    --
                                                                                   1.147                    --
                                                                                   1.125                    --
                                                                                   1.004                    --
 Deutsche VIT RREEF Real Estate Securites Subaccount (Class B) (6/03)............. 1.227                    --
                                                                                   1.507                    --
                                                                                   1.130                    --
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (4/08) *.......................... 1.479                72,708
                                                                                   1.472                84,873
                                                                                   1.384                90,386
                                                                                   1.221                90,386
                                                                                   1.226                96,603
                                                                                   1.088                    --
                                                                                   0.763                    --
 MIST FOF - Balanced Strategy Subaccount (Class B) (5/09)......................... 1.269                    --
                                                                                   1.273                    --
                                                                                   1.095                    --
                                                                                   0.988                    --
                                                                                   1.033                    --
                                                                                   0.935                    --

                              SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MIST FOF - Growth Strategy Subaccount (Class B) (5/09).................. 2014   1.351           1.339                    --
                                                                          2013   1.102           1.351                    --
                                                                          2012   0.979           1.102                    --
                                                                          2011   1.047           0.979                    --
                                                                          2010   0.932           1.047                    --
                                                                          2009   0.763           0.932                    --
 MIST FOF - Moderate Strategy Subaccount (Class B) (5/09)................ 2014   1.274           1.274                    --
                                                                          2013   1.146           1.274                    --
                                                                          2012   1.048           1.146                    --
                                                                          2011   1.079           1.048                    --
                                                                          2010   0.987           1.079                    --
                                                                          2009   0.840           0.987                    --
 MIST MFS(R) Emerging Markets Equity Subaccount (Class A) (4/07)......... 2014   1.489           1.358                    --
                                                                          2013   1.607           1.489                    --
                                                                          2012   1.387           1.607                    --
                                                                          2011   1.748           1.387                    --
                                                                          2010   1.449           1.748                    --
                                                                          2009   0.880           1.449                    --
                                                                          2008   2.028           0.880                    --
                                                                          2007   1.622           2.028                    --
 MIST MFS(R) Research International Subaccount (Class B) (4/08).......... 2014   1.349           1.221                    --
                                                                          2013   1.162           1.349                    --
                                                                          2012   1.024           1.162                    --
                                                                          2011   1.179           1.024                    --
                                                                          2010   1.088           1.179                    --
                                                                          2009   0.850           1.088                    --
                                                                          2008   1.469           0.850                    --
 MIST MLA Mid Cap Subaccount (Class B) (4/08)............................ 2013   0.984           1.062                    --
                                                                          2012   0.961           0.984                    --
                                                                          2011   1.043           0.961                    --
                                                                          2010   0.872           1.043                    --
                                                                          2009   0.656           0.872                    --
                                                                          2008   1.046           0.656                    --
 MIST Oppenheimer Global Equity Subaccount (Class B) (5/10).............. 2014   1.482           1.472                    --
                                                                          2013   1.198           1.482                    --
                                                                          2012   1.016           1.198                    --
                                                                          2011   1.141           1.016                    --
                                                                          2010   1.063           1.141                    --
 MIST Pioneer Strategic Income Subaccount (Class E) (4/08)............... 2014   1.384           1.406                63,084
                                                                          2013   1.402           1.384                    --
                                                                          2012   1.294           1.402                    --
                                                                          2011   1.285           1.294                    --
                                                                          2010   1.179           1.285                    --
                                                                          2009   0.913           1.179                    --
                                                                          2008   1.063           0.913                    --
 MIST RCM Technology Subaccount (Class E) (5/10)......................... 2013   1.082           1.127                    --
                                                                          2012   0.989           1.082                    --
                                                                          2011   1.130           0.989                    --
                                                                          2010   0.966           1.130                    --
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/08) *........ 2014   1.227           1.352                    --
                                                                          2013   0.942           1.227                    --
                                                                          2012   0.821           0.942                    --
                                                                          2011   0.879           0.821                    --
                                                                          2010   0.772           0.879                    --
                                                                          2009   0.671           0.772                    --
                                                                          2008   1.017           0.671                    --
 MIST T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08) *......... 2014   1.784           1.958                    --
                                                                          2013   1.343           1.784                    --
                                                                          2012   1.214           1.343                    --
                                                                          2011   1.269           1.214                    --
                                                                          2010   1.022           1.269                    --
                                                                          2009   0.722           1.022                    --
                                                                          2008   1.175           0.722                    --
 MIST Turner Mid Cap Growth Subaccount (Class B) (4/08).................. 2013   1.124           1.208                    --
                                                                          2012   1.090           1.124                    --
                                                                          2011   1.211           1.090                    --
                                                                          2010   0.979           1.211                    --
                                                                          2009   0.684           0.979                    --
                                                                          2008   1.262           0.684                    --

                             SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)
                                                                                UNIT VALUE AT                   NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------------- ------ --------------- --------------- ----------------
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class B) (4/08)................. 2014   1.053           1.094                     --
                                                                        2013   1.093           1.053                     --
                                                                        2012   1.047           1.093                     --
                                                                        2011   1.013           1.047                     --
                                                                        2010   0.963           1.013                     --
                                                                        2009   0.907           0.963                     --
                                                                        2008   0.966           0.907                     --
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08)............. 2014   1.170           1.248                     --
                                                                        2013   0.913           1.170                     --
                                                                        2012   0.823           0.913                     --
                                                                        2011   0.829           0.823                     --
                                                                        2010   0.782           0.829                     --
                                                                        2009   0.724           0.782                     --
                                                                        2008   1.071           0.724                     --
 MSF BlackRock Money Market Subaccount (Class B) (4/08)................ 2014   1.093           1.064                     --
                                                                        2013   1.124           1.093                     --
                                                                        2012   1.155           1.124                     --
                                                                        2011   1.187           1.155                     --
                                                                        2010   1.221           1.187                     --
                                                                        2009   1.251           1.221                     --
                                                                        2008   1.256           1.251                     --
 MSF FI Value Leaders Subaccount (Class B) (4/08) *.................... 2013   0.972           1.065                     --
                                                                        2012   0.865           0.972                     --
                                                                        2011   0.950           0.865                     --
                                                                        2010   0.854           0.950                     --
                                                                        2009   0.723           0.854                     --
                                                                        2008   1.122           0.723                     --
 MSF Frontier Mid Cap Growth Subaccount (Class B) (4/13)............... 2014   1.436           1.549                     --
                                                                        2013   1.216           1.436                     --
 MSF Jennison Growth Subaccount (Class B) (4/14)....................... 2014   1.117           1.251                     --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/14)........... 2014   1.218           1.241                     --
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/14)........... 2014   1.207           1.239                 59,054
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/14)........... 2014   1.184           1.222                580,281
 MSF MetLife Stock Index Subaccount (Class B) (4/08)................... 2014   1.359           1.495                     --
                                                                        2013   1.061           1.359                     --
                                                                        2012   0.945           1.061                     --
                                                                        2011   0.955           0.945                     --
                                                                        2010   0.858           0.955                     --
                                                                        2009   0.700           0.858                     --
                                                                        2008   1.086           0.700                     --
 MSF MFS(R) Total Return Subaccount (Class B) (4/06)................... 2014   1.243           1.310                 74,619
                                                                        2013   1.076           1.243                 85,427
                                                                        2012   0.994           1.076                103,998
                                                                        2011   1.000           0.994                104,005
                                                                        2010   0.936           1.000                110,565
                                                                        2009   0.813           0.936                110,574
                                                                        2008   1.077           0.813                110,583
                                                                        2007   1.063           1.077                110,592
                                                                        2006   1.003           1.063                     --
 MSF MFS(R) Value Subaccount (Class E) (4/08).......................... 2014   1.524           1.640                     --
                                                                        2013   1.155           1.524                     --
                                                                        2012   1.020           1.155                     --
                                                                        2011   1.040           1.020                     --
                                                                        2010   0.961           1.040                     --
                                                                        2009   0.819           0.961                     --
                                                                        2008   1.183           0.819                     --
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13).............. 2014   1.324           1.284                     --
                                                                        2013   1.070           1.324                     --
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)........ 2013   1.113           1.502                     --
                                                                        2012   0.964           1.113                     --
                                                                        2011   1.004           0.964                     --
                                                                        2010   0.884           1.004                     --
                                                                        2009   0.635           0.884                     --
                                                                        2008   1.050           0.635                     --

                             SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)
                                                                                UNIT VALUE AT                   NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MSF T. Rowe Price Large Cap Growth Subaccount (Class E) (4/13)........ 2014   1.418           1.503           --
                                                                        2013   1.133           1.418           --
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........ 2014   1.702           1.766           --
                                                                        2013   1.213           1.702           --
                                                                        2012   1.076           1.213           --
                                                                        2011   1.090           1.076           --
                                                                        2010   0.832           1.090           --
                                                                        2009   0.617           0.832           --
                                                                        2008   0.946           0.617           --
 MSF WMC Balanced Subaccount (Class B) (4/08).......................... 2014   1.285           1.379           --
                                                                        2013   1.098           1.285           --
                                                                        2012   1.007           1.098           --
                                                                        2011   0.999           1.007           --
                                                                        2010   0.940           0.999           --
                                                                        2009   0.825           0.940           --
                                                                        2008   1.061           0.825           --
 MSF WMC Core Equity Opportunities Subaccount (Class B) (4/08)......... 2014   1.284           1.378           --
                                                                        2013   0.990           1.284           --
                                                                        2012   0.903           0.990           --
                                                                        2011   0.970           0.903           --
                                                                        2010   0.892           0.970           --
                                                                        2009   0.697           0.892           --
                                                                        2008   1.140           0.697           --


------------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table - Annual Separate Account Charges" for more information.


The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2014.


Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.


Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2014 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.


Effective on or about 04/29/2005, Scudder Variable Series I-21st Century Growth Portfolio merged into Scudder Variable Series II-Scudder Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2005, Scudder Variable Series II-Scudder Growth Portfolio merged into Scudder Variable Series I-Capital Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2005, Scudder Variable Series II-SVS Eagle Focused Large Cap Growth Portfolio merged into Scudder Variable Series I-Capital Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2005, Scudder Variable Series II-SVS Focused Vale and Growth Portfolio merged into Scudder Variable Series I-Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 09/19/2005, Scudder Variable Series II-SVS Index 500 Portfolio merged into Scudder Investments VIT Funds-Scudder VIT Equity Index 500 Fund and is no longer available as a funding option.

Effective on or about 05/01/2006, The Alger American Fund-Alger American Balanced Portfolio was replaced by Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 09/18/2006, DWS Variable Series II-DWS Dreman Financial Services VIP merged into DWS Variable Series II-DWS Dreman High Return Equity VIP and is no longer available as a funding option.

Effective on or about 09/18/2006, DWS Variable Series II-DWS Income Allocation VIP merged into DWS Variable Series II-DWS Conservative Allocation VIP and is no longer available as a funding option.

Effective on or about 09/18/2006, DWS Variable Series II-DWS MFS(R) Strategic Value VIP merged into DWS Variable Series II-DWS Dreman High Return Equity VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Janus Growth Opportunities VIP merged into DWS Variable Series I-DWS Capital Growth VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Legg Mason Aggressive Growth VIP merged into DWS Variable Series I-DWS Capital Growth VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Mercury Large Cap Core VIP merged into DWS Variable Series I-DWS Growth & Income VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Oak Strategic Equity VIP merged into DWS Variable Series I-DWS Capital Growth VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Templeton Foreign Value VIP merged into DWS Variable Series I-DWS International VIP and is no longer available as a funding option.

Effective on or about 04/30/2007, Credit Suisse Trust-Credit Suisse Trust Emerging Markets Portfolio was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Investment Portfolios-Mid Cap Stock Portfolio was replaced by Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Investments VIT Funds-DWS Equity 500 Index VIP was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series I-DWS Bond VIP was replaced by Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series I-DWS Growth & Income VIP was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series I-DWS International VIP was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Balanced VIP was replaced by Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Blue Chip VIP was replaced by Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Core Fixed Income VIP was replaced by Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Davis Venture Value VIP was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Dreman High Return Equity VIP was replaced by Metropolitan Series Fund, Inc.-BlackRock Large Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS High Income VIP was replaced by Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS International Select Equity VIP was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Janus Growth & Income VIP was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Large Cap Value VIP was replaced by Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Mid Cap Growth VIP was replaced by Met Investors Series Trust-T. Rowe Price Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Money Market VIP was replaced by Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Small Cap Growth VIP was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Strategic Income VIP was replaced by Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Turner Mid Cap Growth VIP was replaced by Met Investors Series Trust-Turner Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, DWS Variable Series II-DWS Conservative Allocation VIP Portfolio was replaced by Met Investors Series Trust-MetLife Moderate Strategy Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, DWS Variable Series II-DWS Growth Allocation VIP Portfolio was replaced by Met Investors Series Trust-MetLife Growth Strategy Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, DWS Variable Series II-DWS Moderate Allocation VIP Portfolio was replaced by Met Investors Series Trust-MetLife Balanced Strategy Portfolio and is no longer available as a funding option.

Effective on or about 12/14/2009, Credit Suisse Trust-International Equity Flex II was transferred to Credit Suisse Trust-International Equity Flex III and is no longer available as a funding option.

Effective on or about 05/03/2010, Credit Suisse Trust-Credit Suisse International Equity Flex II Portfolio merged into Credit Suisse
Trust-International Equity Flex III Portfolio and is no longer available as a funding option.

Effective on or about 05/03/2010, DWS Variable Series I-DWSI Global Opportunities VIP was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/03/2010, DWS Variable Series II-DWSII Technology VIP - Class B was replaced by Met Investors Series Trust-RCM Technology Portfolio - Class E and is no longer available as a funding option.

Effective on or about 05/2/2011, DWS Variable Series I-DWS Health Care VIP merged into DWS Variable Series I-DWS Capital Growth VIP and is no longer available as a funding option.

Effective on or about 04/30/2012, Credit Suisse Trust-International Equity Flex III Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-RCM Technology Portfolio merged into Metropolitan Series Fund-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-MLA Mid Cap Portfolio merged into Metropolitan Series Fund-Neuberger Berman Genesis Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Metropolitan Series Fund-FI Value Leaders Portfolio - Class B merged into Metropolitan Series Fund-MFS(R) Value Portfolio
- Class E and is no longer available as a funding option.

Effective on or about 04/29/2013, Metropolitan Series Fund-T. Rowe Price Large Cap Growth Portfolio - Class B merged into Metropolitan Series Fund-T. Rowe Price Large Cap Growth Portfolio - Class E and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-Turner Mid Cap Growth Portfolio merged into Metropolitan Series Fund-Frontier Mid Cap Growth Portfolio and is no longer available as a funding option.


Effective on or about 4/28/2014, DWS Variable Series I-DWS Capital Growth VIP - Class B was replaced by Metropolitan Series Fund-Jennison Growth Portfolio - Class B and is no longer available as a funding option.

Effective on or about 4/28/2014, DWS Variable Series II-DWS Global Growth VIP - Class B was replaced by Met Investors Series Trust-Oppenheimer Global Equity Portfolio - Class B and is no longer available as a funding option.

Effective on or about 4/28/2014, Met Investors Series Trust-MetLife Moderate Strategy Portfolio merged into Metropolitan Series Fund-MetLife Asset Allocation 40 Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2014, Met Investors Series Trust-MetLife Balanced Strategy Portfolio merged into Metropolitan Series Fund-MetLife Asset Allocation 60 Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2014, Met Investors Series Trust-MetLife Growth Strategy Portfolio merged into Metropolitan Series Fund-MetLife Asset Allocation 80 Portfolio and is no longer available as a funding option.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX B
--------------------------------------------------------------------------------
               ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS



Certain Underlying Funds were subject to a name change. The chart below identifies the former name and new name of each of these Underlying Funds, and where applicable, the former name and the new name of the trust of which the Underlying Fund is a part.



UNDERLYING FUND NAME CHANGES

The following former Underlying Funds were renamed.




               FORMER NAME                                  NEW NAME
----------------------------------------- --------------------------------------------
DWS VARIABLE SERIES II                    DEUTSCHE VARIABLE SERIES II
 DWS Government & Agency Securities VIP   Deutsche Government & Agency Securities VIP
 DWS Small Mid Cap Value VIP              Deutsche Small Mid Cap Value VIP

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX C
--------------------------------------------------------------------------------
              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION



The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and MetLife Insurance Company USA. A list of the contents of the Statement of Additional Information is set forth below:

       THE INSURANCE COMPANY

       PRINCIPAL UNDERWRITER

       DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

       VALUATION OF ASSETS

           Funding Options
           The Contract Value
           Accumulation Unit Value
           Annuity Unit Value
           Calculation Of Money Market Yield

       FEDERAL TAX CONSIDERATIONS

           Mandatory Distributions for Qualified Plans
           Nonqualified Annuity Contracts
           Individual Retirement Annuities
           Simple Plan IRA Form
           Roth IRAs
           Qualified Pension and Profit Sharing Plans
           Section-403(b) Plans
           Federal Income Tax Withholding

       INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

       CUSTODIAN

       CONDENSED FINANCIAL INFORMATION

       FINANCIAL STATEMENTS


--------------------------------------------------------------------------------

A copy of the MetLife Insurance Company USA Statement of Additional Information dated May 1, 2015 is available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to MetLife Insurance Company USA, P.O. Box 10366, Des Moines, IA 50306-0366.


Name:

Address:


MIC-Book-70-71-75

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                            PIONEER ANNUISTAR PLUS
                           PORTFOLIO ARCHITECT PLUS
                            SCUDDER ADVOCATE REWARDS


                      STATEMENT OF ADDITIONAL INFORMATION


                                     DATED



                                  MAY 1, 2015



                                      FOR


          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES


                                   ISSUED BY



                         METLIFE INSURANCE COMPANY USA

This Statement of Additional Information ("SAI") contains information in addition to the information described in the Prospectus for the variable annuity contracts (the "Contracts") offered by MetLife Insurance Company USA (the "Company", "we" or "our").

This SAI is not a prospectus but relates to, and should be read in conjunction with the Prospectus dated May 1, 2010 (as supplemented). A copy of the

Individual Variable Annuity Contract Prospectus may be obtained by writing to

MetLife Insurance Company USA, Annuity Investor Services, P.O. Box 103666, Des

Moines, IA 50306-0366 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.
           ------------------



























                                                               MIC-Book-70-71-75

                               TABLE OF CONTENTS



                                                                     PAGE
                                                                    -----
THE INSURANCE COMPANY..............................................    2
PRINCIPAL UNDERWRITER..............................................    2
DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT..................    2
VALUATION OF ASSETS................................................    2
   Funding Options.................................................    2
   The Contract Value..............................................    2
   Accumulation Unit Value.........................................    3
   Annuity Unit Value..............................................    3
   Calculation Of Money Market Yield...............................    3
FEDERAL TAX CONSIDERATIONS.........................................    4
   Mandatory Distributions for Qualified Plans.....................    4
   Nonqualified Annuity Contracts..................................    4
   Individual Retirement Annuities.................................    5
   Simple Plan IRA Form............................................    5
   Roth IRAs.......................................................    5
   Qualified Pension and Profit-Sharing Plans......................    5
   Section-403(b) Plans............................................    6
   Federal Income Tax Withholding..................................    6
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM......................    7
CUSTODIAN..........................................................    7
CONDENSED FINANCIAL INFORMATION -- Pioneer AnnuiStar Plus..........    8
CONDENSED FINANCIAL INFORMATION -- Portfolio Architect Plus........  105
CONDENSED FINANCIAL INFORMATION -- Scudder Advocate Reward.........  271
FINANCIAL STATEMENTS...............................................    1

                             THE INSURANCE COMPANY


MetLife Insurance Company USA ("MetLife USA") is a stock life insurance company chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. MetLife USA was previously known as MetLife Insurance Company of Connecticut but changed its name to MetLife Insurance Company USA when it changed its state of domicile from Connecticut to Delaware on November 14, 2014. MetLife USA is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. MetLife USA is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and financial services to individuals and institutional customers. MetLife USA's principal executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.



                             PRINCIPAL UNDERWRITER

MetLife Investors Distribution Company ("MLIDC") serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. MLIDC's principal executive offices are located at 1095 Avenue of the Americas, New York, NY 10036. MLIDC is affiliated with the Company and the Separate Account.


               DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

Information about the distribution of the Contracts is contained in the prospectus (see "Other Information -- Distribution of the Variable Annuity Contracts"). Additional information is provided below.

Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, MLIDC and the Company, MLIDC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses MLIDC for certain sales and overhead expenses connected with sales functions.

The following table shows the amount of commissions paid to and the amount of commissions retained by the Distributor and Principal Underwriter over the past three years.


                            UNDERWRITING COMMISSIONS
------------------------



              UNDERWRITING COMMISSIONS PAID     AMOUNT OF UNDERWRITING
                TO THE DISTRIBUTOR BY THE     COMMISSIONS RETAINED BY THE
    YEAR                 COMPANY                      DISTRIBUTOR
------------ ------------------------------- ----------------------------
 2014........$43,885,979                     $0
 2013........$43,373,276                     $0
 2012........$35,916,770                     $0


REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE. We may reduce or eliminate the withdrawal charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. We will not reduce or eliminate the withdrawal charge where such reduction or elimination would be unfairly discriminatory to any person.


                              VALUATION OF ASSETS

FUNDING OPTIONS. The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

THE CONTRACT VALUE. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one valuation period to the next. The net investment factor for a Funding Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus
(b), divided by (c) where:

     (a) = investment income plus capital gains and losses (whether realized or unrealized);

     (b) = any deduction for applicable taxes (presently zero); and

     (c) = the value of the assets of the funding option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the Accumulation Unit for each Funding Option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit value applicable to each Funding Option was established at $1.00. An Annuity Unit value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a valuation period of one day is
1.000081 and, for a period of two days, is 1.000081 - 1.000081.)

CALCULATION OF MONEY MARKET YIELD


From time to time, we may quote in advertisements and sales literature the adjusted and unadjusted effective yield for a money market Subaccount for a 7-day period, as described below. On a Contract-specific basis, the effective yield is computed at each month-end according to the following formula:

       Effective Yield = ((Base Return + 1) to the power of (365 / 7)) -1

Where:

Base Return = (AUV Change - Contract Charge Adjustment) / Prior AUV.

AUV Change = Current AUV - Prior AUV.

Contract Charge Adjustment = Average AUV * Period Charge.

Average AUV = (Current AUV + Prior AUV) / 2.

Period Charge = Annual Contract Fee * (7/365).

Prior AUV = Unit value as of 7 days prior.

Current AUV = Unit value as of the reporting period (last day of the month).

We may also quote the effective yield of a money market Subaccount for the same

7-day period, determined on an unadjusted basis (which does not deduct

Contract-level charges), according to the same formula but where:
                                                       ---

Base Return = AUV Change / Prior AUV

Because of the charges and deductions imposed under the Contract, the yield for the Subaccount will be lower than the yield for the corresponding Underlying Fund. The yields on amounts held in the Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the Subaccount is affected by changes in interest rates on money market securities, average portfolio maturity of the Underlying Fund, the types and qualities of portfolio securities held by the Underlying Fund, and the Underlying Fund's operating expenses. Yields on amounts held in the Subaccount may also be presented for periods other than a 7-day period.

                           FEDERAL TAX CONSIDERATIONS

The following description of the federal income tax consequences under this Contract is general in nature and is therefore not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and by a Contract Owner or beneficiary who may make elections under a Contract should consult with a qualified tax or legal adviser.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS


Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan or a Section 403(b) annuity attains age 701/2 or retires. Minimum annual distributions under an IRA must begin by April 1st of the calendar year in which the Contract Owner attains 701/2 regardless of when he or she retires. Distributions must also begin or be continued according to the minimum distribution rules under the Code following the death of the Contract Owner or the annuitant. It is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

NONQUALIFIED ANNUITY CONTRACTS


Individuals may purchase tax-deferred annuities without any contribution limits. The purchase payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until distribution and transfers between the various investment options are not subject to tax. Generally, if an annuity contract is owned by other than an individual (or an entity such as a trust or other "look-through" entity which owns for an individual's benefit), the owner will be taxed each year on the increase in the value of the contract. An exception applies for purchase payments made before March 1, 1986. The benefits of tax deferral of income earned under a non-qualified annuity should be compared with the relative federal tax rates on income from other types of investments (dividends and capital gains, taxable at 15% or less) relative to the ordinary income treatment received on annuity income and interest received on fixed instruments (notes, bonds, etc.).

If two or more annuity contracts are purchased from the same insurer within the same calendar year, such annuity contract will be aggregated for federal income tax purposes. As a result, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August-14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section-1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

In order to be treated as an annuity contract for federal income tax purposes, Section-72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, Section-72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the successor-owner. Under current federal tax rules, a same-sex spouse is treated as a non-spouse beneficiary. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced. Special rules apply regarding distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.

INDIVIDUAL RETIREMENT ANNUITIES



To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $5,500 for 2015, plus $1,000 for an owner age 50 or over, and may be indexed for inflation in later years. Additional "catch-up" contributions may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of up to $53,000 for 2015 for each participant. The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.


SIMPLE PLAN IRA FORM



Employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to the applicable limit for the taxable year. The applicable limit is $12,500 in 2015 (which may be indexed for inflation for future years). (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution or a non-elective contribution based on the prescribed formulas for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.


ROTH IRAS


Section-408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for the traditional IRA's), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5-years, and the distribution is made after age 591/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1)-before age-591/2 (subject to certain exceptions) or
(2)-during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

QUALIFIED PENSION AND PROFIT-SHARING PLANS


Like most other contributions made under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.

The annual limit that applies to the amounts that may be contributed to a defined contribution plan for 2015 is $53,000. The limit on employee salary reduction deferrals (commonly referred to as "401(k) contributions") is $18,000 in 2015. The annual limit may be indexed for inflation in future years. Additional "catch-up contributions" may be made by individuals age 50 or over.


Amounts attributable to salary reduction contributions under Code Section 401(k) and income thereon may not be withdrawn prior to severance from employment, death, total and permanent disability, attainment of age 591/2, or in the case of hardship.

SECTION-403(B) PLANS



Under Code section-403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section-403(b) will be amended as necessary to conform to the requirements of the Code. The annual limits under Code Section-403(b) for employee salary reduction deferrals are increased under the same rules applicable to 401(k) plans ($18,000 in 2015).


Code section-403(b)(11) restricts this distribution under Code section-403(b) annuity contracts of: (1) elective contributions made in years beginning after December-31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the close of the last year beginning before January-1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age-591/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

FEDERAL INCOME TAX WITHHOLDING


The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:

1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(B) PLANS OR ARRANGEMENTS, FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS, OR FROM 457 PLANS
   SPONSORED BY GOVERNMENTAL ENTITIES

There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another qualified retirement plan (including a 457 plan sponsored by a governmental entity) but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

   (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

   (b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

   (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 701/2 or as otherwise required by law, or

   (d)        the distribution is a hardship distribution.

A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60-days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2. OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

To the extent not subject to 20% mandatory withholding as described in 1. above, the portion of a non-periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE
YEAR)

The portion of a periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. Recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S. citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are subject to different withholding rules and generally cannot elect out of withholding.


                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements and financial highlights comprising each of the Subaccounts of MetLife of CT Separate Account Eleven for Variable Annuities included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


The consolidated financial statements and related financial statement schedules of MetLife Insurance Company USA and subsidiaries (the "Company"), included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein (which report expresses an unqualified opinion and includes an explanatory paragraph regarding the renaming of the Company, its mergers with entities under common control, and the retrospective adjustment of the consolidated financial statements for all periods presented to reflect the mergers in a manner similar to a pooling-of-interests as described in Note 3). Such financial statements and financial statement schedules are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


The principal business address of Deloitte & Touche LLP is 30 Rockefeller Plaza, New York, New York 10112-0015.



                                   CUSTODIAN

MetLife Insurance Company USA, 111225 North Community House Road, Charlotte, NC 28277, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.

                       CONDENSED FINANCIAL INFORMATION --
                             Pioneer AnnuiStar Plus
--------------------------------------------------------------------------------
The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.



                                 PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.70%
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Subaccount (Series II) (6/03)...................... 2007   1.424       1.518            --
                                                                                   2006   1.366       1.424       787,253
                                                                                   2005   1.280       1.366       807,056
 AIM V.I. Mid Cap Core Equity Subaccount (Series II) (6/03)....................... 2008   1.716       1.695            --
                                                                                   2007   1.597       1.716       553,782
                                                                                   2006   1.464       1.597       542,246
                                                                                   2005   1.388       1.464       876,160
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (6/03)................. 2014   2.130       2.276     1,233,019
                                                                                   2013   1.670       2.130     1,549,633
                                                                                   2012   1.518       1.670     1,339,737
                                                                                   2011   1.456       1.518     1,487,186
                                                                                   2010   1.228       1.456     1,607,970
                                                                                   2009   1.064       1.228     1,803,458
                                                                                   2008   1.485       1.064     2,060,106
                                                                                   2007   1.552       1.485     2,143,724
                                                                                   2006   1.348       1.552     2,301,091
                                                                                   2005   1.325       1.348     2,262,980
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (6/03)............. 2014   2.440       2.578       301,912
                                                                                   2013   1.797       2.440       716,306
                                                                                   2012   1.649       1.797       622,737
                                                                                   2011   1.762       1.649       529,110
                                                                                   2010   1.404       1.762       640,878
                                                                                   2009   0.995       1.404       931,058
                                                                                   2008   1.760       0.995       712,714
                                                                                   2007   1.609       1.760     1,012,918
                                                                                   2006   1.506       1.609       704,307
                                                                                   2005   1.462       1.506       726,758
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)......................... 2014   2.376       2.076       487,743
                                                                                   2013   1.966       2.376       615,482
                                                                                   2012   1.691       1.966       765,025
                                                                                   2011   1.925       1.691       840,062
                                                                                   2010   1.806       1.925       947,057
                                                                                   2009   1.340       1.806     1,095,082
                                                                                   2008   2.287       1.340     1,288,407
                                                                                   2007   2.015       2.287     1,434,778
                                                                                   2006   1.687       2.015     1,459,522
                                                                                   2005   1.558       1.687     1,527,265
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)....... 2014   2.490       2.940       870,372
                                                                                   2013   1.719       2.490     1,008,853
                                                                                   2012   1.476       1.719       951,857
                                                                                   2011   1.469       1.476       930,740
                                                                                   2010   1.198       1.469       926,504
                                                                                   2009   0.908       1.198       977,548
                                                                                   2008   1.555       0.908     1,155,285
                                                                                   2007   1.616       1.555     1,321,138
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............ 2014   2.029       2.039            --
                                                                                   2013   1.562       2.029       205,488
                                                                                   2012   1.382       1.562       267,392
                                                                                   2011   1.498       1.382       588,539
                                                                                   2010   1.307       1.498       311,817
                                                                                   2009   1.028       1.307       347,212
                                                                                   2008   1.648       1.028       340,472
                                                                                   2007   1.722       1.648       347,575
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (4/07)........... 2014   1.699       1.895       279,363

                         PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2013   1.375       1.699       321,149
                                                                               2012   1.226       1.375       383,733
                                                                               2011   1.158       1.226       376,513
                                                                               2010   1.050       1.158       392,605
                                                                               2009   0.871       1.050       504,588
                                                                               2008   1.362       0.871       481,115
                                                                               2007   1.358       1.362       804,088
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class II) (4/05).................................. 2007   1.200       1.257            --
                                                                               2006   1.035       1.200        27,416
                                                                               2005   0.977       1.035         2,641
 LMPVPI Total Return Subaccount (Class II) (6/03)............................. 2007   1.327       1.364            --
                                                                               2006   1.202       1.327       665,070
                                                                               2005   1.188       1.202       601,352
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class II) (6/03)....................... 2007   1.576       1.630            --
                                                                               2006   1.447       1.576     1,288,670
                                                                               2005   1.343       1.447     1,345,775
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (5/10) *...................... 2014   1.971       2.002     1,834,885
                                                                               2013   1.834       1.971     2,358,476
                                                                               2012   1.601       1.834     2,645,733
                                                                               2011   1.591       1.601     3,349,072
                                                                               2010   1.506       1.591     4,637,994
 MIST Invesco Comstock Subaccount (Class B) (4/14)............................ 2014   2.208       2.347     1,521,173
 MIST Met/AIM Capital Appreciation Subaccount (Class E) (4/07) *.............. 2009   0.880       0.836            --
                                                                               2008   1.563       0.880       640,456
                                                                               2007   1.499       1.563       727,992
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/14)........ 2014   2.574       2.444       334,877
                                                                               2014   3.297       2.574            --
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2014   2.190       2.003       489,759
                                                                               2013   1.868       2.190       601,754
                                                                               2012   1.628       1.868       783,632
                                                                               2011   1.855       1.628       946,241
                                                                               2010   1.693       1.855       995,566
                                                                               2009   1.309       1.693     1,210,101
                                                                               2008   2.310       1.309     1,266,452
                                                                               2007   2.201       2.310        67,205
 MIST MLA Mid Cap Subaccount (Class B) (4/08)................................. 2013   1.066       1.155            --
                                                                               2012   1.030       1.066     1,035,971
                                                                               2011   1.106       1.030     1,552,496
                                                                               2010   0.915       1.106     1,164,583
                                                                               2009   0.681       0.915     1,410,554
                                                                               2008   1.079       0.681     1,654,478
 MIST Oppenheimer Capital Appreciation Subaccount (Class B) (4/06)............ 2012   0.886       0.996            --
                                                                               2011   0.914       0.886     1,142,295
                                                                               2010   0.850       0.914     1,867,475
                                                                               2009   0.601       0.850     1,990,724
                                                                               2008   1.132       0.601     1,893,499
                                                                               2007   1.007       1.132     2,200,804
                                                                               2006   0.994       1.007     1,749,738
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *................. 2014   1.348       1.354       524,584
                                                                               2013   1.079       1.348       721,443
                                                                               2012   0.906       1.079       966,316
                                                                               2011   1.006       0.906     1,385,545
                                                                               2010   0.882       1.006     1,039,092
                                                                               2009   0.642       0.882     1,132,132
                                                                               2008   1.098       0.642     1,117,678
                                                                               2007   1.051       1.098     1,054,554
                                                                               2006   0.996       1.051     1,062,073
 MIST PIMCO Total Return Subaccount (Class B) (5/11).......................... 2014   1.523       1.561     2,026,076
                                                                               2013   1.580       1.523     2,619,325
                                                                               2012   1.471       1.580     3,622,366
                                                                               2011   1.479       1.471     3,608,642

                         PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
 MIST Pioneer Fund Subaccount (Class B) (5/11)................................ 2014   1.941       2.117       619,637
                                                                               2013   1.487       1.941       781,977
                                                                               2012   1.371       1.487       981,367
                                                                               2011   1.559       1.371     1,092,693
 MIST Pioneer Strategic Income Subaccount (Class E) (5/09).................... 2014   1.610       1.653     2,083,789
                                                                               2013   1.614       1.610     2,234,701
                                                                               2012   1.474       1.614     3,344,425
                                                                               2011   1.449       1.474     3,488,992
                                                                               2010   1.315       1.449     3,975,737
                                                                               2009   1.076       1.315     3,529,247
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)............... 2014   2.042       2.226       210,276
Metropolitan Series Fund
 MSF BlackRock Capital Appreciation Subaccount (Class E) (5/09)............... 2014   1.680       1.796       350,656
                                                                               2013   1.274       1.680       665,666
                                                                               2012   1.135       1.274       692,898
                                                                               2011   1.270       1.135       546,870
                                                                               2010   1.080       1.270       612,051
                                                                               2009   0.859       1.080       642,109
 MSF BlackRock Money Market Subaccount (Class A) (4/06)....................... 2014   0.991       0.974     3,751,727
                                                                               2013   1.008       0.991     4,109,096
                                                                               2012   1.025       1.008     3,666,525
                                                                               2011   1.043       1.025     5,482,238
                                                                               2010   1.060       1.043     5,587,121
                                                                               2009   1.074       1.060     6,098,592
                                                                               2008   1.062       1.074     6,523,177
                                                                               2007   1.028       1.062     3,332,432
                                                                               2006   1.006       1.028     3,222,885
 MSF Jennison Growth Subaccount (Class B) (4/12).............................. 2014   1.281       1.370     1,098,593
                                                                               2013   0.953       1.281       741,393
                                                                               2012   0.990       0.953     1,089,199
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/14).................. 2014   1.313       1.358     3,767,750
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/14).................. 2014   1.288       1.339     7,659,886
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/07).................... 2014   1.347       1.435       668,716
                                                                               2013   1.154       1.347     1,019,020
                                                                               2012   1.055       1.154       990,558
                                                                               2011   1.050       1.055       658,086
                                                                               2010   0.973       1.050       744,405
                                                                               2009   0.837       0.973       854,064
                                                                               2008   1.096       0.837       849,720
                                                                               2007   1.116       1.096       712,498
 MSF MFS(Reg. TM) Value Subaccount (Class B) (4/14)........................... 2014   1.178       1.281       653,884
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)..................... 2014   1.449       1.420       456,531
                                                                               2013   1.163       1.449       751,813
Money Market Portfolio
 Money Market Subaccount (5/03)............................................... 2006   0.998       1.006            --
                                                                               2005   0.987       0.998     3,371,576
Oppenheimer Variable Account Funds
 Oppenheimer Capital Appreciation Subaccount/VA (Service Shares) (6/03)....... 2006   1.331       1.391            --
                                                                               2005   1.291       1.331     1,202,517
 Oppenheimer Global Securities Subaccount/VA (Service Shares) (6/03).......... 2006   1.850       2.014            --
                                                                               2005   1.650       1.850       462,868
Pioneer Variable Contracts Trust
 Pioneer America Income VCT Subaccount (Class II) (5/03)...................... 2007   1.022       1.060            --
                                                                               2006   1.008       1.022     1,632,476
                                                                               2005   1.008       1.008     2,246,854
 Pioneer AmPac Growth VCT Subaccount (Class II) (4/04)........................ 2006   0.995       1.118            --
                                                                               2005   1.000       0.995        30,660
 Pioneer Balanced VCT Subaccount (Class II) (6/03)............................ 2006   1.163       1.236            --
                                                                               2005   1.140       1.163       753,340
 Pioneer Bond VCT Subaccount (Class II) (11/07)............................... 2011   1.314       1.342            --

                          PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2010   1.226       1.314     2,223,383
                                                                                2009   1.063       1.226     2,349,989
                                                                                2008   1.091       1.063     2,636,593
                                                                                2007   1.079       1.091     1,686,339
 Pioneer Disciplined Value VCT Subaccount (Class II) (3/05).................... 2014   1.379       1.373            --
                                                                                2013   1.091       1.379       602,717
                                                                                2012   1.003       1.091       679,705
                                                                                2011   1.059       1.003       708,463
                                                                                2010   0.986       1.059     1,032,157
                                                                                2009   0.867       0.986     1,121,183
                                                                                2008   1.307       0.867     1,130,419
                                                                                2007   1.249       1.307     1,336,345
                                                                                2006   1.085       1.249     1,114,381
                                                                                2005   0.986       1.085       204,925
 Pioneer Equity Opportunity VCT Subaccount (Class II) (5/05)................... 2007   1.247       1.372            --
                                                                                2006   1.064       1.247           237
                                                                                2005   0.978       1.064         3,262
 Pioneer Europe VCT Subaccount (Class II) (6/03)............................... 2006   1.579       2.004            --
                                                                                2005   1.490       1.579       103,994
 Pioneer Fund VCT Subaccount (Class II) (6/03)................................. 2011   1.462       1.563            --
                                                                                2010   1.285       1.462     1,541,083
                                                                                2009   1.046       1.285     1,591,645
                                                                                2008   1.622       1.046     2,383,927
                                                                                2007   1.574       1.622     2,436,268
                                                                                2006   1.376       1.574     2,099,244
                                                                                2005   1.321       1.376     1,699,179
 Pioneer Global High Yield VCT Subaccount (Class II) (3/05).................... 2009   0.742       0.740            --
                                                                                2008   1.149       0.742       675,547
                                                                                2007   1.145       1.149       799,868
                                                                                2006   1.039       1.145       770,924
                                                                                2005   0.996       1.039       424,905
 Pioneer High Yield VCT Subaccount (Class II) (6/03)........................... 2010   1.341       1.437            --
                                                                                2009   0.852       1.341     3,645,973
                                                                                2008   1.347       0.852     3,496,517
                                                                                2007   1.298       1.347     4,157,348
                                                                                2006   1.220       1.298     5,501,224
                                                                                2005   1.220       1.220     5,408,568
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) (4/05)....... 2009   0.746       0.714            --
                                                                                2008   1.261       0.746       992,279
                                                                                2007   1.219       1.261       926,953
                                                                                2006   1.084       1.219       624,147
                                                                                2005   1.003       1.084        24,646
 Pioneer Independence VCT Subaccount (Class II) (6/03)......................... 2009   0.694       0.730            --
                                                                                2008   1.384       0.694       293,642
                                                                                2007   1.311       1.384       409,758
                                                                                2006   1.223       1.311       256,124
                                                                                2005   1.205       1.223       399,679
 Pioneer International Value VCT Subaccount (Class II) (6/03).................. 2009   1.229       1.123            --
                                                                                2008   2.280       1.229       361,746
                                                                                2007   2.048       2.280       822,295
                                                                                2006   1.699       2.048       875,229
                                                                                2005   1.500       1.699       238,550
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) (4/04)........... 2009   0.758       0.780            --
                                                                                2008   1.250       0.758       973,513
                                                                                2007   1.176       1.250       615,178
                                                                                2006   1.164       1.176       547,763
                                                                                2005   1.094       1.164       453,749
 Pioneer Small and Mid Cap Growth VCT Subaccount (Class II) (4/04)............. 2007   1.169       1.381            --
                                                                                2006   1.103       1.169       112,696
                                                                                2005   1.072       1.103       305,991
 Pioneer Small Cap Value VCT Subaccount (Class II) (6/03)...................... 2009   1.086       1.036            --
                                                                                2008   1.784       1.086       660,933
                                                                                2007   1.955       1.784       781,263
                                                                                2006   1.743       1.955       800,811
                                                                                2005   1.595       1.743       822,610

                         PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
 Pioneer Small Company VCT Subaccount (Class II) (6/03)...................... 2006   1.428       1.516             --
                                                                              2005   1.429       1.428         88,448
 Pioneer Strategic Income VCT Subaccount (Class II) (5/03)................... 2009   1.122       1.186             --
                                                                              2008   1.292       1.122      2,920,242
                                                                              2007   1.238       1.292      3,475,479
                                                                              2006   1.185       1.238      3,169,392
                                                                              2005   1.176       1.185      2,665,659
 Pioneer Value VCT Subaccount (Class II) (6/03).............................. 2007   1.518       1.518             --
                                                                              2006   1.342       1.518        361,418
                                                                              2005   1.304       1.342        406,893
 Pioneer VCT Emerging Markets Subaccount (Class II) (6/03)................... 2014   2.807       2.763             --
                                                                              2013   2.919       2.807        320,558
                                                                              2012   2.660       2.919        359,481
                                                                              2011   3.541       2.660        369,502
                                                                              2010   3.116       3.541        423,735
                                                                              2009   1.821       3.116        652,839
                                                                              2008   4.443       1.821        675,821
                                                                              2007   3.173       4.443        717,561
                                                                              2006   2.381       3.173        508,661
                                                                              2005   1.760       2.381        575,549
 Pioneer VCT Equity Income Subaccount (Class II) (6/03)...................... 2014   2.160       2.206         11,267
                                                                              2013   1.705       2.160      1,301,128
                                                                              2012   1.577       1.705      1,615,026
                                                                              2011   1.517       1.577      1,766,801
                                                                              2010   1.294       1.517      2,265,325
                                                                              2009   1.156       1.294      1,866,028
                                                                              2008   1.691       1.156      2,352,893
                                                                              2007   1.711       1.691      2,284,303
                                                                              2006   1.425       1.711      2,301,665
                                                                              2005   1.373       1.425      1,564,052
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05)......... 2014   1.411       1.427         43,872
                                                                              2013   1.203       1.411      6,803,644
                                                                              2012   1.094       1.203      7,016,789
                                                                              2011   1.150       1.094      7,129,442
                                                                              2010   1.020       1.150      7,392,952
                                                                              2009   0.782       1.020     10,001,591
                                                                              2008   1.225       0.782      9,454,379
                                                                              2007   1.178       1.225      9,482,749
                                                                              2006   1.064       1.178      8,057,740
                                                                              2005   0.983       1.064        774,132
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05)....... 2014   1.402       1.420             --
                                                                              2013   1.227       1.402      1,942,440
                                                                              2012   1.119       1.227      2,367,909
                                                                              2011   1.162       1.119      2,436,653
                                                                              2010   1.037       1.162      2,815,655
                                                                              2009   0.803       1.037      3,514,179
                                                                              2008   1.185       0.803      3,257,139
                                                                              2007   1.141       1.185      5,095,126
                                                                              2006   1.049       1.141      3,302,385
                                                                              2005   0.992       1.049        485,158
 Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)...................... 2014   2.343       2.645        649,872
                                                                              2013   1.795       2.343        710,473
                                                                              2012   1.648       1.795        864,966
                                                                              2011   1.780       1.648        878,393
                                                                              2010   1.536       1.780      1,320,447
                                                                              2009   1.247       1.536      1,411,722
                                                                              2008   1.915       1.247      1,617,083
                                                                              2007   1.849       1.915      1,809,615
                                                                              2006   1.675       1.849      1,762,922
                                                                              2005   1.583       1.675      1,589,232
 Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03)................. 2014   2.461       3.159        379,171

PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.70%
                       (CONTINUED)
                            UNIT      UNIT     NUMBER OF
                           VALUE      VALUE      UNITS
                             AT        AT     OUTSTANDING
                         BEGINNING   END OF       AT
PORTFOLIO NAME    YEAR    OF YEAR     YEAR    END OF YEAR
---------------- ------ ----------- -------- ------------
                 2013   2.465       2.461       483,842
                 2012   2.160       2.465       546,417
                 2011   2.002       2.160       606,176
                 2010   1.584       2.002     1,040,392
                 2009   1.225       1.584       773,641
                 2008   2.021       1.225     1,196,569
                 2007   2.541       2.021       951,568
                 2006   1.894       2.541     1,380,663
                 2005   1.677       1.894     1,203,780





                                 PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.75%
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Subaccount (Series II) (6/03)...................... 2007   1.422       1.515           --
                                                                                   2006   1.364       1.422       18,207
                                                                                   2005   1.278       1.364       23,303
 AIM V.I. Mid Cap Core Equity Subaccount (Series II) (6/03)....................... 2008   1.712       1.691           --
                                                                                   2007   1.594       1.712       33,304
                                                                                   2006   1.462       1.594       50,642
                                                                                   2005   1.387       1.462       53,828
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (6/03)................. 2014   2.118       2.263       17,520
                                                                                   2013   1.662       2.118       29,136
                                                                                   2012   1.511       1.662       29,824
                                                                                   2011   1.450       1.511       31,062
                                                                                   2010   1.224       1.450       18,341
                                                                                   2009   1.061       1.224       20,642
                                                                                   2008   1.481       1.061       27,260
                                                                                   2007   1.549       1.481       59,809
                                                                                   2006   1.346       1.549       69,139
                                                                                   2005   1.324       1.346       39,878
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (6/03)............. 2014   2.427       2.563        6,606
                                                                                   2013   1.788       2.427        6,737
                                                                                   2012   1.641       1.788        9,033
                                                                                   2011   1.755       1.641       11,746
                                                                                   2010   1.400       1.755       27,201
                                                                                   2009   0.992       1.400       31,064
                                                                                   2008   1.756       0.992       33,690
                                                                                   2007   1.606       1.756       49,207
                                                                                   2006   1.504       1.606       52,914
                                                                                   2005   1.460       1.504       53,958
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)......................... 2014   2.364       2.064           --
                                                                                   2013   1.956       2.364           --
                                                                                   2012   1.684       1.956           --
                                                                                   2011   1.917       1.684          984
                                                                                   2010   1.800       1.917          987
                                                                                   2009   1.336       1.800        1,510
                                                                                   2008   2.281       1.336        9,765
                                                                                   2007   2.011       2.281       27,581
                                                                                   2006   1.685       2.011       40,952
                                                                                   2005   1.556       1.685       36,787
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)....... 2014   2.477       2.922        3,551
                                                                                   2013   1.710       2.477        4,418
                                                                                   2012   1.469       1.710        4,678
                                                                                   2011   1.464       1.469        5,957
                                                                                   2010   1.194       1.464        6,187
                                                                                   2009   0.906       1.194        6,165
                                                                                   2008   1.551       0.906       13,135
                                                                                   2007   1.612       1.551        8,094
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............ 2014   2.018       2.028           --

                         PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2013   1.554       2.018         3,164
                                                                               2012   1.376       1.554         4,141
                                                                               2011   1.492       1.376         6,035
                                                                               2010   1.302       1.492         9,080
                                                                               2009   1.025       1.302        13,063
                                                                               2008   1.644       1.025         3,191
                                                                               2007   1.718       1.644         3,196
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (4/07)....... 2014   1.690       1.884         3,720
                                                                               2013   1.368       1.690         3,725
                                                                               2012   1.221       1.368         5,848
                                                                               2011   1.153       1.221         5,864
                                                                               2010   1.047       1.153         5,882
                                                                               2009   0.869       1.047         5,902
                                                                               2008   1.359       0.869         7,477
                                                                               2007   1.356       1.359        52,008
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class II) (4/05).................................. 2007   1.199       1.256            --
                                                                               2006   1.035       1.199            --
                                                                               2005   0.976       1.035            --
 LMPVPI Total Return Subaccount (Class II) (6/03)............................. 2007   1.325       1.361            --
                                                                               2006   1.201       1.325        53,215
                                                                               2005   1.187       1.201        27,010
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class II) (6/03)....................... 2007   1.573       1.627            --
                                                                               2006   1.445       1.573         7,605
                                                                               2005   1.341       1.445         7,530
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (5/10) *...................... 2014   1.961       1.990         5,357
                                                                               2013   1.825       1.961         6,872
                                                                               2012   1.594       1.825         6,767
                                                                               2011   1.585       1.594        42,847
                                                                               2010   1.501       1.585        55,333
 MIST Invesco Comstock Subaccount (Class B) (4/14)............................ 2014   2.195       2.333        22,981
 MIST Met/AIM Capital Appreciation Subaccount (Class E) (4/07) *.............. 2009   0.878       0.833            --
                                                                               2008   1.560       0.878         7,544
                                                                               2007   1.496       1.560        11,730
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/14)........ 2014   2.559       2.430         6,603
                                                                               2014   3.288       2.559            --
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2014   2.178       1.992            --
                                                                               2013   1.859       2.178         2,733
                                                                               2012   1.621       1.859         2,766
                                                                               2011   1.847       1.621        34,707
                                                                               2010   1.687       1.847        36,846
                                                                               2009   1.305       1.687        34,464
                                                                               2008   2.305       1.305        34,716
                                                                               2007   2.197       2.305            --
 MIST MLA Mid Cap Subaccount (Class B) (4/08)................................. 2013   1.062       1.150            --
                                                                               2012   1.026       1.062        24,430
                                                                               2011   1.103       1.026        71,521
                                                                               2010   0.913       1.103        53,698
                                                                               2009   0.680       0.913        55,873
                                                                               2008   1.077       0.680        70,366
 MIST Oppenheimer Capital Appreciation Subaccount (Class B) (4/06)............ 2012   0.884       0.993            --
                                                                               2011   0.912       0.884        21,859
                                                                               2010   0.848       0.912        21,838
                                                                               2009   0.601       0.848        28,698
                                                                               2008   1.131       0.601        42,720
                                                                               2007   1.007       1.131       102,727
                                                                               2006   0.994       1.007       125,771
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *................. 2014   1.343       1.348         4,006

                         PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2013   1.075       1.343        20,894
                                                                               2012   0.903       1.075        31,670
                                                                               2011   1.003       0.903        31,119
                                                                               2010   0.881       1.003        65,345
                                                                               2009   0.641       0.881        73,125
                                                                               2008   1.098       0.641        51,946
                                                                               2007   1.051       1.098        78,291
                                                                               2006   0.996       1.051        98,374
 MIST PIMCO Total Return Subaccount (Class B) (5/11).......................... 2014   1.515       1.551        34,053
                                                                               2013   1.572       1.515        35,269
                                                                               2012   1.464       1.572        41,367
                                                                               2011   1.473       1.464        42,041
 MIST Pioneer Fund Subaccount (Class B) (5/11)................................ 2014   1.930       2.104         8,844
                                                                               2013   1.480       1.930         8,869
                                                                               2012   1.365       1.480        54,885
                                                                               2011   1.553       1.365        61,717
 MIST Pioneer Strategic Income Subaccount (Class E) (5/09).................... 2014   1.601       1.643        75,307
                                                                               2013   1.607       1.601       105,243
                                                                               2012   1.467       1.607       103,366
                                                                               2011   1.443       1.467       106,753
                                                                               2010   1.311       1.443       178,038
                                                                               2009   1.073       1.311       180,500
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)............... 2014   2.031       2.213         3,160
Metropolitan Series Fund
 MSF BlackRock Capital Appreciation Subaccount (Class E) (5/09)............... 2014   1.670       1.785            --
                                                                               2013   1.268       1.670            --
                                                                               2012   1.130       1.268            --
                                                                               2011   1.265       1.130         1,102
                                                                               2010   1.076       1.265         1,105
                                                                               2009   0.857       1.076         1,538
 MSF BlackRock Money Market Subaccount (Class A) (4/06)....................... 2014   0.985       0.968        17,937
                                                                               2013   1.003       0.985        40,108
                                                                               2012   1.020       1.003        29,001
                                                                               2011   1.038       1.020        30,614
                                                                               2010   1.057       1.038        33,546
                                                                               2009   1.071       1.057        27,446
                                                                               2008   1.059       1.071        21,460
                                                                               2007   1.026       1.059       100,284
                                                                               2006   1.005       1.026        83,497
 MSF Jennison Growth Subaccount (Class B) (4/12).............................. 2014   1.277       1.364         6,471
                                                                               2013   0.950       1.277        20,960
                                                                               2012   0.990       0.950        21,169
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/14).................. 2014   1.308       1.352       166,280
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/14).................. 2014   1.283       1.333       789,381
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/07).................... 2014   1.342       1.429            --
                                                                               2013   1.150       1.342        14,470
                                                                               2012   1.052       1.150        14,363
                                                                               2011   1.048       1.052        14,681
                                                                               2010   0.971       1.048        14,956
                                                                               2009   0.835       0.971        36,117
                                                                               2008   1.095       0.835        21,253
                                                                               2007   1.115       1.095         9,667
 MSF MFS(Reg. TM) Value Subaccount (Class B) (4/14)........................... 2014   1.178       1.280           785
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)..................... 2014   1.443       1.413        18,093
                                                                               2013   1.158       1.443        28,615
Money Market Portfolio
 Money Market Subaccount (5/03)............................................... 2006   0.996       1.005            --
                                                                               2005   0.986       0.996         2,843
Oppenheimer Variable Account Funds
 Oppenheimer Capital Appreciation Subaccount/VA (Service Shares) (6/03)....... 2006   1.329       1.389            --
                                                                               2005   1.290       1.329        60,268
 Oppenheimer Global Securities Subaccount/VA (Service Shares) (6/03).......... 2006   1.848       2.010            --
                                                                               2005   1.649       1.848        51,328

                          PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
Pioneer Variable Contracts Trust
 Pioneer America Income VCT Subaccount (Class II) (5/03)....................... 2007   1.020       1.058            --
                                                                                2006   1.007       1.020        11,563
                                                                                2005   1.007       1.007       118,724
 Pioneer AmPac Growth VCT Subaccount (Class II) (4/04)......................... 2006   0.994       1.117            --
                                                                                2005   1.000       0.994        15,081
 Pioneer Balanced VCT Subaccount (Class II) (6/03)............................. 2006   1.161       1.234            --
                                                                                2005   1.139       1.161        27,647
 Pioneer Bond VCT Subaccount (Class II) (11/07)................................ 2011   1.311       1.340            --
                                                                                2010   1.225       1.311        20,800
                                                                                2009   1.063       1.225        34,898
                                                                                2008   1.091       1.063        10,384
                                                                                2007   1.079       1.091         4,305
 Pioneer Disciplined Value VCT Subaccount (Class II) (3/05).................... 2014   1.373       1.367            --
                                                                                2013   1.086       1.373           709
                                                                                2012   1.000       1.086           793
                                                                                2011   1.056       1.000           933
                                                                                2010   0.984       1.056           922
                                                                                2009   0.865       0.984        22,442
                                                                                2008   1.305       0.865         1,353
                                                                                2007   1.248       1.305         1,359
                                                                                2006   1.084       1.248         1,396
                                                                                2005   0.986       1.084         1,428
 Pioneer Equity Opportunity VCT Subaccount (Class II) (5/05)................... 2007   1.246       1.370            --
                                                                                2006   1.063       1.246           690
                                                                                2005   0.978       1.063           725
 Pioneer Europe VCT Subaccount (Class II) (6/03)............................... 2006   1.577       2.000            --
                                                                                2005   1.488       1.577        46,500
 Pioneer Fund VCT Subaccount (Class II) (6/03)................................. 2011   1.456       1.556            --
                                                                                2010   1.281       1.456        94,319
                                                                                2009   1.043       1.281       104,214
                                                                                2008   1.618       1.043       174,721
                                                                                2007   1.571       1.618       249,920
                                                                                2006   1.374       1.571       277,949
                                                                                2005   1.320       1.374       278,498
 Pioneer Global High Yield VCT Subaccount (Class II) (3/05).................... 2009   0.741       0.739            --
                                                                                2008   1.148       0.741        24,093
                                                                                2007   1.144       1.148           740
                                                                                2006   1.039       1.144           759
                                                                                2005   0.996       1.039           750
 Pioneer High Yield VCT Subaccount (Class II) (6/03)........................... 2010   1.337       1.432            --
                                                                                2009   0.850       1.337        19,357
                                                                                2008   1.344       0.850        23,949
                                                                                2007   1.295       1.344        80,858
                                                                                2006   1.218       1.295        91,419
                                                                                2005   1.219       1.218        34,355
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) (4/05)....... 2009   0.745       0.712            --
                                                                                2008   1.259       0.745       179,685
                                                                                2007   1.218       1.259       179,721
                                                                                2006   1.083       1.218        95,854
                                                                                2005   1.003       1.083            --
 Pioneer Independence VCT Subaccount (Class II) (6/03)......................... 2009   0.692       0.728            --
                                                                                2008   1.381       0.692        27,780
                                                                                2007   1.308       1.381        44,355
                                                                                2006   1.221       1.308        45,692
                                                                                2005   1.204       1.221        54,628
 Pioneer International Value VCT Subaccount (Class II) (6/03).................. 2009   1.226       1.120            --
                                                                                2008   2.274       1.226        45,621
                                                                                2007   2.044       2.274        61,688
                                                                                2006   1.697       2.044        63,076
                                                                                2005   1.499       1.697            --
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) (4/04)........... 2009   0.756       0.778            --

                         PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2008   1.248       0.756        30,381
                                                                              2007   1.174       1.248        30,248
                                                                              2006   1.163       1.174        29,887
                                                                              2005   1.094       1.163         1,192
 Pioneer Small and Mid Cap Growth VCT Subaccount (Class II) (4/04)........... 2007   1.168       1.378            --
                                                                              2006   1.102       1.168        13,880
                                                                              2005   1.072       1.102            --
 Pioneer Small Cap Value VCT Subaccount (Class II) (6/03).................... 2009   1.083       1.032            --
                                                                              2008   1.780       1.083        48,013
                                                                              2007   1.952       1.780        63,726
                                                                              2006   1.740       1.952        77,871
                                                                              2005   1.594       1.740        47,391
 Pioneer Small Company VCT Subaccount (Class II) (6/03)...................... 2006   1.426       1.514            --
                                                                              2005   1.428       1.426        24,396
 Pioneer Strategic Income VCT Subaccount (Class II) (5/03)................... 2009   1.118       1.182            --
                                                                              2008   1.289       1.118       167,014
                                                                              2007   1.236       1.289        96,345
                                                                              2006   1.184       1.236       109,892
                                                                              2005   1.175       1.184        96,801
 Pioneer Value VCT Subaccount (Class II) (6/03).............................. 2007   1.515       1.514            --
                                                                              2006   1.340       1.515        10,820
                                                                              2005   1.303       1.340        11,860
 Pioneer VCT Emerging Markets Subaccount (Class II) (6/03)................... 2014   2.792       2.748            --
                                                                              2013   2.905       2.792         8,881
                                                                              2012   2.648       2.905        14,679
                                                                              2011   3.528       2.648        14,489
                                                                              2010   3.105       3.528        16,802
                                                                              2009   1.816       3.105        16,579
                                                                              2008   4.432       1.816        17,082
                                                                              2007   3.167       4.432        42,086
                                                                              2006   2.378       3.167        46,947
                                                                              2005   1.759       2.378        36,145
 Pioneer VCT Equity Income Subaccount (Class II) (6/03)...................... 2014   2.148       2.194            --
                                                                              2013   1.697       2.148        23,875
                                                                              2012   1.570       1.697        35,412
                                                                              2011   1.511       1.570        38,018
                                                                              2010   1.290       1.511        28,258
                                                                              2009   1.152       1.290        35,075
                                                                              2008   1.687       1.152        69,232
                                                                              2007   1.707       1.687       154,357
                                                                              2006   1.423       1.707       160,395
                                                                              2005   1.372       1.423       141,886
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05)......... 2014   1.405       1.421            --
                                                                              2013   1.199       1.405       179,191
                                                                              2012   1.090       1.199       179,221
                                                                              2011   1.147       1.090       179,290
                                                                              2010   1.017       1.147       179,402
                                                                              2009   0.780       1.017       179,521
                                                                              2008   1.223       0.780         9,358
                                                                              2007   1.177       1.223        36,786
                                                                              2006   1.063       1.177        36,852
                                                                              2005   0.983       1.063        36,916
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05)....... 2014   1.396       1.413            --
                                                                              2013   1.222       1.396       154,742
                                                                              2012   1.115       1.222       229,620
                                                                              2011   1.159       1.115       230,500
                                                                              2010   1.035       1.159       238,696
                                                                              2009   0.801       1.035       232,341
                                                                              2008   1.184       0.801       197,971
                                                                              2007   1.140       1.184       202,041
                                                                              2006   1.049       1.140       209,284
                                                                              2005   0.992       1.049            --
 Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)...................... 2014   2.331       2.629         4,505

                    PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)
                                                                                UNIT      UNIT     NUMBER OF
                                                                               VALUE      VALUE      UNITS
                                                                                 AT        AT     OUTSTANDING
                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                        YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                     2013   1.787       2.331         9,563
                                                                     2012   1.641       1.787        28,375
                                                                     2011   1.773       1.641        30,388
                                                                     2010   1.531       1.773        43,003
                                                                     2009   1.244       1.531        48,998
                                                                     2008   1.911       1.244        92,836
                                                                     2007   1.846       1.911       129,769
                                                                     2006   1.673       1.846       132,285
                                                                     2005   1.582       1.673       120,921
 Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03)........ 2014   2.448       3.141        15,522
                                                                     2013   2.453       2.448        15,829
                                                                     2012   2.151       2.453        23,516
                                                                     2011   1.994       2.151        23,912
                                                                     2010   1.579       1.994        21,420
                                                                     2009   1.221       1.579        21,948
                                                                     2008   2.016       1.221        29,116
                                                                     2007   2.536       2.016        55,366
                                                                     2006   1.891       2.536        68,541
                                                                     2005   1.675       1.891        38,753





                              PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.80%
                                                                                        UNIT      UNIT     NUMBER OF
                                                                                       VALUE      VALUE      UNITS
                                                                                         AT        AT     OUTSTANDING
                                                                                     BEGINNING   END OF       AT
PORTFOLIO NAME                                                                YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Subaccount (Series II) (6/03)................ 2007   1.337       1.424            --
                                                                             2006   1.284       1.337       234,091
                                                                             2005   1.204       1.284         1,955
 AIM V.I. Mid Cap Core Equity Subaccount (Series II) (6/03)................. 2008   1.550       1.530            --
                                                                             2007   1.444       1.550        28,124
                                                                             2006   1.325       1.444        28,289
                                                                             2005   1.257       1.325         1,829
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (6/03)........... 2014   1.999       2.135       126,785
                                                                             2013   1.570       1.999       162,196
                                                                             2012   1.428       1.570       177,424
                                                                             2011   1.371       1.428       182,826
                                                                             2010   1.157       1.371       245,469
                                                                             2009   1.004       1.157       287,531
                                                                             2008   1.402       1.004       318,438
                                                                             2007   1.467       1.402       348,129
                                                                             2006   1.276       1.467       300,256
                                                                             2005   1.256       1.276        10,496
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (6/03)....... 2014   2.217       2.340        30,943
                                                                             2013   1.634       2.217        45,804
                                                                             2012   1.501       1.634        48,838
                                                                             2011   1.606       1.501        56,862
                                                                             2010   1.281       1.606        76,607
                                                                             2009   0.908       1.281        89,641
                                                                             2008   1.608       0.908        76,528
                                                                             2007   1.472       1.608        79,056
                                                                             2006   1.379       1.472        96,327
                                                                             2005   1.340       1.379         6,050
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)................... 2014   2.143       1.870        82,918
                                                                             2013   1.774       2.143       127,026
                                                                             2012   1.528       1.774       167,384
                                                                             2011   1.741       1.528       156,213
                                                                             2010   1.635       1.741       241,331
                                                                             2009   1.215       1.635       254,431
                                                                             2008   2.074       1.215       248,667
                                                                             2007   1.829       2.074       321,873
                                                                             2006   1.534       1.829       310,295
                                                                             2005   1.417       1.534         8,460
Legg Mason Partners Variable Equity Trust

                           PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)....... 2014   2.260       2.665        54,609
                                                                                   2013   1.561       2.260        81,181
                                                                                   2012   1.342       1.561        83,587
                                                                                   2011   1.337       1.342        96,410
                                                                                   2010   1.092       1.337       104,456
                                                                                   2009   0.828       1.092       108,124
                                                                                   2008   1.420       0.828       130,991
                                                                                   2007   1.476       1.420       260,391
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............ 2014   1.818       1.826            --
                                                                                   2013   1.400       1.818         3,902
                                                                                   2012   1.240       1.400        18,598
                                                                                   2011   1.346       1.240        20,391
                                                                                   2010   1.175       1.346        23,302
                                                                                   2009   0.925       1.175        24,056
                                                                                   2008   1.485       0.925        26,190
                                                                                   2007   1.553       1.485       156,406
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (4/07)........... 2014   1.592       1.775         8,959
                                                                                   2013   1.290       1.592         9,834
                                                                                   2012   1.152       1.290         8,660
                                                                                   2011   1.088       1.152        14,519
                                                                                   2010   0.988       1.088         6,235
                                                                                   2009   0.821       0.988        16,839
                                                                                   2008   1.285       0.821        98,121
                                                                                   2007   1.282       1.285       100,326
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class II) (4/05)...................................... 2007   1.198       1.254            --
                                                                                   2006   1.035       1.198       202,269
                                                                                   2005   0.976       1.035            --
 LMPVPI Total Return Subaccount (Class II) (6/03)................................. 2007   1.253       1.287            --
                                                                                   2006   1.136       1.253        18,264
                                                                                   2005   1.124       1.136         6,758
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class II) (6/03)........................... 2007   1.440       1.489            --
                                                                                   2006   1.324       1.440       203,748
                                                                                   2005   1.229       1.324        13,923
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (5/10) *.......................... 2014   1.950       1.979        31,854
                                                                                   2013   1.816       1.950        44,207
                                                                                   2012   1.587       1.816        39,746
                                                                                   2011   1.579       1.587        45,534
                                                                                   2010   1.496       1.579        47,079
 MIST Invesco Comstock Subaccount (Class B) (4/14)................................ 2014   1.975       2.098        81,907
 MIST Met/AIM Capital Appreciation Subaccount (Class E) (4/07) *.................. 2009   0.825       0.783            --
                                                                                   2008   1.466       0.825        94,781
                                                                                   2007   1.406       1.466       244,979
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/14)............ 2014   2.293       2.176        46,166
                                                                                   2014   2.955       2.293            --
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *........... 2014   1.985       1.814        31,793
                                                                                   2013   1.695       1.985        29,439
                                                                                   2012   1.479       1.695        30,590
                                                                                   2011   1.686       1.479        27,589
                                                                                   2010   1.541       1.686        30,720
                                                                                   2009   1.193       1.541        41,457
                                                                                   2008   2.107       1.193        20,278
                                                                                   2007   2.009       2.107           516
 MIST MLA Mid Cap Subaccount (Class B) (4/08)..................................... 2013   1.058       1.145            --
                                                                                   2012   1.023       1.058        27,493
                                                                                   2011   1.100       1.023        34,193
                                                                                   2010   0.911       1.100        76,744
                                                                                   2009   0.678       0.911        89,891
                                                                                   2008   1.075       0.678       121,130
 MIST Oppenheimer Capital Appreciation Subaccount (Class B) (4/06)................ 2012   0.881       0.990            --

                      PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2011   0.910       0.881       228,179
                                                                        2010   0.847       0.910       288,192
                                                                        2009   0.600       0.847       322,673
                                                                        2008   1.130       0.600       303,219
                                                                        2007   1.007       1.130       345,791
                                                                        2006   0.994       1.007       336,725
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *.......... 2014   1.338       1.342       106,864
                                                                        2013   1.071       1.338       132,024
                                                                        2012   0.900       1.071       143,147
                                                                        2011   1.001       0.900       146,175
                                                                        2010   0.879       1.001       148,074
                                                                        2009   0.640       0.879       155,491
                                                                        2008   1.097       0.640       142,258
                                                                        2007   1.050       1.097       303,343
                                                                        2006   0.996       1.050       268,291
 MIST PIMCO Total Return Subaccount (Class B) (5/11)................... 2014   1.472       1.506       171,502
                                                                        2013   1.528       1.472       303,311
                                                                        2012   1.424       1.528       453,960
                                                                        2011   1.433       1.424       430,893
 MIST Pioneer Fund Subaccount (Class B) (5/11)......................... 2014   1.798       1.959        41,206
                                                                        2013   1.379       1.798        57,615
                                                                        2012   1.272       1.379        65,622
                                                                        2011   1.448       1.272        66,004
 MIST Pioneer Strategic Income Subaccount (Class E) (5/09)............. 2014   1.593       1.634        53,764
                                                                        2013   1.599       1.593       131,292
                                                                        2012   1.461       1.599       245,287
                                                                        2011   1.438       1.461       391,601
                                                                        2010   1.307       1.438       286,931
                                                                        2009   1.070       1.307       149,727
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)........ 2014   1.829       1.993         3,881
Metropolitan Series Fund
 MSF BlackRock Capital Appreciation Subaccount (Class E) (5/09)........ 2014   1.566       1.672        67,933
                                                                        2013   1.189       1.566        68,840
                                                                        2012   1.061       1.189        69,857
                                                                        2011   1.187       1.061        75,784
                                                                        2010   1.011       1.187        94,699
                                                                        2009   0.805       1.011        96,412
 MSF BlackRock Money Market Subaccount (Class A) (4/06)................ 2014   0.982       0.964       296,135
                                                                        2013   0.999       0.982       349,017
                                                                        2012   1.018       0.999       414,384
                                                                        2011   1.036       1.018       483,466
                                                                        2010   1.055       1.036       678,570
                                                                        2009   1.069       1.055       784,752
                                                                        2008   1.059       1.069       631,296
                                                                        2007   1.026       1.059       490,084
                                                                        2006   1.005       1.026       470,063
 MSF Jennison Growth Subaccount (Class B) (4/12)....................... 2014   1.272       1.358       241,017
                                                                        2013   0.947       1.272       147,701
                                                                        2012   0.980       0.947       203,067
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/14)........... 2014   1.303       1.346     1,378,230
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/14)........... 2014   1.277       1.327       539,067
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/07)............. 2014   1.337       1.423        50,739
                                                                        2013   1.147       1.337        50,710
                                                                        2012   1.049       1.147        73,043
                                                                        2011   1.045       1.049        62,873
                                                                        2010   0.969       1.045        58,227
                                                                        2009   0.834       0.969        58,157
                                                                        2008   1.094       0.834        27,662
                                                                        2007   1.114       1.094        24,400
 MSF MFS(Reg. TM) Value Subaccount (Class B) (4/14).................... 2014   1.177       1.279        59,596
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13).............. 2014   1.436       1.407        23,238
                                                                        2013   1.153       1.436        26,088
Money Market Portfolio
 Money Market Subaccount (5/03)........................................ 2006   0.997       1.005            --

                          PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2005   0.986       0.997        17,086
Oppenheimer Variable Account Funds
 Oppenheimer Capital Appreciation Subaccount/VA (Service Shares) (6/03)........ 2006   1.244       1.299            --
                                                                                2005   1.207       1.244        26,392
 Oppenheimer Global Securities Subaccount/VA (Service Shares) (6/03)........... 2006   1.659       1.804            --
                                                                                2005   1.481       1.659        23,249
Pioneer Variable Contracts Trust
 Pioneer America Income VCT Subaccount (Class II) (5/03)....................... 2007   1.009       1.045            --
                                                                                2006   0.995       1.009        18,690
                                                                                2005   0.996       0.995         8,356
 Pioneer AmPac Growth VCT Subaccount (Class II) (4/04)......................... 2006   0.994       1.115            --
                                                                                2005   1.000       0.994           336
 Pioneer Balanced VCT Subaccount (Class II) (6/03)............................. 2006   1.095       1.162            --
                                                                                2005   1.074       1.095         4,284
 Pioneer Bond VCT Subaccount (Class II) (11/07)................................ 2011   1.309       1.337            --
                                                                                2010   1.224       1.309       207,883
                                                                                2009   1.062       1.224        49,847
                                                                                2008   1.091       1.062        52,355
                                                                                2007   1.079       1.091        17,902
 Pioneer Disciplined Value VCT Subaccount (Class II) (3/05).................... 2014   1.367       1.361            --
                                                                                2013   1.082       1.367        53,572
                                                                                2012   0.996       1.082        95,728
                                                                                2011   1.053       0.996       100,014
                                                                                2010   0.981       1.053       108,327
                                                                                2009   0.863       0.981       233,168
                                                                                2008   1.303       0.863       225,447
                                                                                2007   1.247       1.303       225,978
                                                                                2006   1.084       1.247       108,993
                                                                                2005   0.986       1.084        36,305
 Pioneer Equity Opportunity VCT Subaccount (Class II) (5/05)................... 2007   1.245       1.368            --
                                                                                2006   1.063       1.245         1,540
                                                                                2005   0.978       1.063            --
 Pioneer Europe VCT Subaccount (Class II) (6/03)............................... 2006   1.469       1.863            --
                                                                                2005   1.387       1.469            --
 Pioneer Fund VCT Subaccount (Class II) (6/03)................................. 2011   1.358       1.452            --
                                                                                2010   1.195       1.358        82,194
                                                                                2009   0.974       1.195       102,006
                                                                                2008   1.511       0.974       101,742
                                                                                2007   1.468       1.511       135,885
                                                                                2006   1.285       1.468        29,543
                                                                                2005   1.235       1.285         2,974
 Pioneer Global High Yield VCT Subaccount (Class II) (3/05).................... 2009   0.740       0.737            --
                                                                                2008   1.146       0.740       115,250
                                                                                2007   1.143       1.146       123,198
                                                                                2006   1.039       1.143       128,463
                                                                                2005   0.996       1.039        16,646
 Pioneer High Yield VCT Subaccount (Class II) (6/03)........................... 2010   1.254       1.343            --
                                                                                2009   0.798       1.254        28,977
                                                                                2008   1.262       0.798        14,471
                                                                                2007   1.217       1.262        31,380
                                                                                2006   1.145       1.217        48,781
                                                                                2005   1.146       1.145        22,845
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) (4/05)....... 2009   0.743       0.711            --
                                                                                2008   1.257       0.743       199,365
                                                                                2007   1.217       1.257       282,159
                                                                                2006   1.083       1.217       300,634
                                                                                2005   1.003       1.083        53,246
 Pioneer Independence VCT Subaccount (Class II) (6/03)......................... 2009   0.652       0.685            --
                                                                                2008   1.301       0.652        43,672
                                                                                2007   1.233       1.301       202,289
                                                                                2006   1.152       1.233       202,744
                                                                                2005   1.136       1.152            --
 Pioneer International Value VCT Subaccount (Class II) (6/03).................. 2009   1.139       1.040            --

                         PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2008   2.114       1.139        29,087
                                                                              2007   1.901       2.114        84,997
                                                                              2006   1.579       1.901        85,443
                                                                              2005   1.396       1.579         2,956
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) (4/04)......... 2009   0.754       0.776            --
                                                                              2008   1.245       0.754        51,378
                                                                              2007   1.173       1.245        53,877
                                                                              2006   1.162       1.173        47,899
                                                                              2005   1.093       1.162         9,497
 Pioneer Small and Mid Cap Growth VCT Subaccount (Class II) (4/04)........... 2007   1.166       1.376            --
                                                                              2006   1.101       1.166        17,599
                                                                              2005   1.072       1.101        15,215
 Pioneer Small Cap Value VCT Subaccount (Class II) (6/03).................... 2009   0.966       0.921            --
                                                                              2008   1.589       0.966       180,059
                                                                              2007   1.743       1.589       158,177
                                                                              2006   1.555       1.743       163,412
                                                                              2005   1.425       1.555        31,310
 Pioneer Small Company VCT Subaccount (Class II) (6/03)...................... 2006   1.304       1.384            --
                                                                              2005   1.307       1.304            --
 Pioneer Strategic Income VCT Subaccount (Class II) (5/03)................... 2009   1.073       1.134            --
                                                                              2008   1.237       1.073       156,467
                                                                              2007   1.187       1.237       117,535
                                                                              2006   1.138       1.187        87,342
                                                                              2005   1.130       1.138        26,269
 Pioneer Value VCT Subaccount (Class II) (6/03).............................. 2007   1.425       1.424            --
                                                                              2006   1.261       1.425        93,398
                                                                              2005   1.227       1.261        43,710
 Pioneer VCT Emerging Markets Subaccount (Class II) (6/03)................... 2014   2.534       2.493            --
                                                                              2013   2.638       2.534        34,135
                                                                              2012   2.405       2.638        33,985
                                                                              2011   3.206       2.405        34,286
                                                                              2010   2.823       3.206        38,813
                                                                              2009   1.652       2.823        47,958
                                                                              2008   4.034       1.652        48,134
                                                                              2007   2.884       4.034        58,009
                                                                              2006   2.167       2.884        33,649
                                                                              2005   1.603       2.167        11,279
 Pioneer VCT Equity Income Subaccount (Class II) (6/03)...................... 2014   1.978       2.020            --
                                                                              2013   1.563       1.978        29,934
                                                                              2012   1.447       1.563        52,081
                                                                              2011   1.393       1.447        59,172
                                                                              2010   1.190       1.393        59,089
                                                                              2009   1.064       1.190        59,703
                                                                              2008   1.558       1.064        38,810
                                                                              2007   1.578       1.558        59,449
                                                                              2006   1.315       1.578        28,582
                                                                              2005   1.269       1.315        15,684
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05)......... 2014   1.399       1.415            --
                                                                              2013   1.194       1.399       547,893
                                                                              2012   1.087       1.194       630,950
                                                                              2011   1.144       1.087       651,752
                                                                              2010   1.015       1.144       654,301
                                                                              2009   0.779       1.015       804,301
                                                                              2008   1.222       0.779       770,847
                                                                              2007   1.176       1.222       856,805
                                                                              2006   1.063       1.176       922,490
                                                                              2005   0.983       1.063       195,270
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05)....... 2014   1.390       1.407            --
                                                                              2013   1.217       1.390     1,433,982
                                                                              2012   1.111       1.217     1,367,337
                                                                              2011   1.155       1.111     1,593,132
                                                                              2010   1.032       1.155     1,815,354
                                                                              2009   0.800       1.032     2,037,841
                                                                              2008   1.182       0.800     2,021,598
                                                                              2007   1.139       1.182     2,233,778
                                                                              2006   1.048       1.139     1,302,076
                                                                              2005   0.992       1.048       236,206

                    PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)
                                                                                UNIT      UNIT     NUMBER OF
                                                                               VALUE      VALUE      UNITS
                                                                                 AT        AT     OUTSTANDING
                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                        YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------- ------ ----------- -------- ------------
 Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)............. 2014   2.110       2.379    14,564
                                                                     2013   1.618       2.110    17,939
                                                                     2012   1.487       1.618    25,950
                                                                     2011   1.608       1.487    27,400
                                                                     2010   1.389       1.608    32,235
                                                                     2009   1.129       1.389    27,328
                                                                     2008   1.735       1.129    76,568
                                                                     2007   1.677       1.735    43,555
                                                                     2006   1.521       1.677    33,190
                                                                     2005   1.438       1.521    16,241
 Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03)........ 2014   2.346       3.009    20,560
                                                                     2013   2.353       2.346    23,963
                                                                     2012   2.064       2.353    21,666
                                                                     2011   1.914       2.064    27,884
                                                                     2010   1.516       1.914    29,613
                                                                     2009   1.174       1.516    27,792
                                                                     2008   1.938       1.174    42,970
                                                                     2007   2.440       1.938    58,093
                                                                     2006   1.820       2.440    17,966
                                                                     2005   1.613       1.820    11,105





                              PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.90%
                                                                                        UNIT      UNIT     NUMBER OF
                                                                                       VALUE      VALUE      UNITS
                                                                                         AT        AT     OUTSTANDING
                                                                                     BEGINNING   END OF       AT
PORTFOLIO NAME                                                                YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Subaccount (Series II) (6/03)................ 2007   1.414       1.506            --
                                                                             2006   1.359       1.414       327,497
                                                                             2005   1.275       1.359       361,520
 AIM V.I. Mid Cap Core Equity Subaccount (Series II) (6/03)................. 2008   1.700       1.678            --
                                                                             2007   1.586       1.700       164,740
                                                                             2006   1.456       1.586       186,705
                                                                             2005   1.383       1.456       230,169
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (6/03)........... 2014   2.085       2.224       319,251
                                                                             2013   1.638       2.085       423,811
                                                                             2012   1.491       1.638       553,736
                                                                             2011   1.434       1.491       718,598
                                                                             2010   1.211       1.434       756,580
                                                                             2009   1.052       1.211       824,397
                                                                             2008   1.471       1.052       978,618
                                                                             2007   1.541       1.471     1,070,892
                                                                             2006   1.341       1.541     1,145,616
                                                                             2005   1.321       1.341     1,064,298
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (6/03)....... 2014   2.389       2.519       185,574
                                                                             2013   1.762       2.389       225,615
                                                                             2012   1.620       1.762       272,336
                                                                             2011   1.735       1.620       284,890
                                                                             2010   1.386       1.735       376,756
                                                                             2009   0.984       1.386       416,354
                                                                             2008   1.743       0.984       316,065
                                                                             2007   1.598       1.743       349,576
                                                                             2006   1.498       1.598       351,383
                                                                             2005   1.457       1.498       361,523
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)................... 2014   2.326       2.028       487,286
                                                                             2013   1.928       2.326       519,935
                                                                             2012   1.662       1.928       561,321
                                                                             2011   1.895       1.662       743,191
                                                                             2010   1.782       1.895       771,223
                                                                             2009   1.325       1.782       611,549
                                                                             2008   2.266       1.325       683,896
                                                                             2007   2.000       2.266       750,294
                                                                             2006   1.678       2.000       719,754
                                                                             2005   1.553       1.678       597,349

                           PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)....... 2014   2.437       2.872       117,316
                                                                                   2013   1.686       2.437       138,177
                                                                                   2012   1.450       1.686       167,592
                                                                                   2011   1.447       1.450       290,200
                                                                                   2010   1.183       1.447       318,358
                                                                                   2009   0.898       1.183       567,575
                                                                                   2008   1.540       0.898       568,326
                                                                                   2007   1.603       1.540       638,874
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............ 2014   1.986       1.995            --
                                                                                   2013   1.532       1.986        24,248
                                                                                   2012   1.358       1.532        24,566
                                                                                   2011   1.475       1.358        37,918
                                                                                   2010   1.289       1.475        24,528
                                                                                   2009   1.016       1.289        77,694
                                                                                   2008   1.633       1.016        84,840
                                                                                   2007   1.708       1.633       102,357
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (4/07)........... 2014   1.663       1.852        58,682
                                                                                   2013   1.348       1.663        82,284
                                                                                   2012   1.205       1.348       114,878
                                                                                   2011   1.140       1.205       119,021
                                                                                   2010   1.036       1.140        98,536
                                                                                   2009   0.861       1.036       106,270
                                                                                   2008   1.350       0.861       140,490
                                                                                   2007   1.348       1.350       167,355
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class II) (4/05)...................................... 2007   1.196       1.252            --
                                                                                   2006   1.034       1.196       104,615
                                                                                   2005   0.976       1.034            --
 LMPVPI Total Return Subaccount (Class II) (6/03)................................. 2007   1.317       1.353            --
                                                                                   2006   1.196       1.317       180,745
                                                                                   2005   1.184       1.196       148,382
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class II) (6/03)........................... 2007   1.564       1.617            --
                                                                                   2006   1.440       1.564       666,433
                                                                                   2005   1.338       1.440       538,778
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (5/10) *.......................... 2014   1.930       1.956       299,532
                                                                                   2013   1.799       1.930       441,221
                                                                                   2012   1.573       1.799       651,101
                                                                                   2011   1.567       1.573       682,473
                                                                                   2010   1.486       1.567     1,050,209
 MIST Invesco Comstock Subaccount (Class B) (4/14)................................ 2014   2.160       2.292       359,674
 MIST Met/AIM Capital Appreciation Subaccount (Class E) (4/07) *.................. 2009   0.870       0.826            --
                                                                                   2008   1.549       0.870       293,601
                                                                                   2007   1.487       1.549       319,553
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/14)............ 2014   2.518       2.388       218,248
                                                                                   2014   3.264       2.518            --
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *........... 2014   2.144       1.957       148,167
                                                                                   2013   1.832       2.144       222,708
                                                                                   2012   1.600       1.832       241,788
                                                                                   2011   1.826       1.600       282,332
                                                                                   2010   1.671       1.826       283,229
                                                                                   2009   1.294       1.671       291,236
                                                                                   2008   2.289       1.294       351,642
                                                                                   2007   2.184       2.289        13,979
 MIST MLA Mid Cap Subaccount (Class B) (4/08)..................................... 2013   1.050       1.136            --
                                                                                   2012   1.016       1.050       401,086
                                                                                   2011   1.093       1.016       442,557
                                                                                   2010   0.907       1.093       705,602
                                                                                   2009   0.676       0.907       708,664
                                                                                   2008   1.072       0.676       773,187
 MIST Oppenheimer Capital Appreciation Subaccount (Class B) (4/06)................ 2012   0.876       0.984            --

                      PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2011   0.905       0.876       385,994
                                                                        2010   0.843       0.905       409,823
                                                                        2009   0.598       0.843       417,458
                                                                        2008   1.128       0.598       480,193
                                                                        2007   1.006       1.128       486,031
                                                                        2006   0.994       1.006       542,294
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *.......... 2014   1.328       1.330       170,194
                                                                        2013   1.064       1.328       193,455
                                                                        2012   0.895       1.064       205,348
                                                                        2011   0.996       0.895       298,125
                                                                        2010   0.876       0.996       389,922
                                                                        2009   0.639       0.876       444,525
                                                                        2008   1.095       0.639       460,256
                                                                        2007   1.050       1.095       540,380
                                                                        2006   0.996       1.050       564,307
 MIST PIMCO Total Return Subaccount (Class B) (5/11)................... 2014   1.491       1.525       805,397
                                                                        2013   1.550       1.491       985,812
                                                                        2012   1.446       1.550     1,255,619
                                                                        2011   1.455       1.446     1,493,523
 MIST Pioneer Fund Subaccount (Class B) (5/11)......................... 2014   1.900       2.068       316,575
                                                                        2013   1.459       1.900       430,051
                                                                        2012   1.347       1.459       449,552
                                                                        2011   1.535       1.347       508,263
 MIST Pioneer Strategic Income Subaccount (Class E) (5/09)............. 2014   1.576       1.615       757,168
                                                                        2013   1.584       1.576       984,336
                                                                        2012   1.449       1.584     1,047,284
                                                                        2011   1.427       1.449     1,145,450
                                                                        2010   1.298       1.427     1,149,453
                                                                        2009   1.064       1.298     1,372,955
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)........ 2014   1.998       2.175         1,911
Metropolitan Series Fund
 MSF BlackRock Capital Appreciation Subaccount (Class E) (5/09)........ 2014   1.644       1.754       115,454
                                                                        2013   1.250       1.644       157,112
                                                                        2012   1.116       1.250       172,166
                                                                        2011   1.251       1.116       225,571
                                                                        2010   1.066       1.251       300,125
                                                                        2009   0.849       1.066       375,109
 MSF BlackRock Money Market Subaccount (Class A) (4/06)................ 2014   0.970       0.951       682,303
                                                                        2013   0.988       0.970       915,161
                                                                        2012   1.007       0.988     1,028,030
                                                                        2011   1.027       1.007     1,353,079
                                                                        2010   1.046       1.027     1,614,808
                                                                        2009   1.062       1.046     2,112,368
                                                                        2008   1.052       1.062     2,195,577
                                                                        2007   1.021       1.052     2,971,678
                                                                        2006   1.000       1.021       615,879
 MSF Jennison Growth Subaccount (Class B) (4/12)....................... 2014   1.262       1.346       497,784
                                                                        2013   0.941       1.262       275,015
                                                                        2012   0.980       0.941       358,234
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/14)........... 2014   1.292       1.334     2,022,934
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/14)........... 2014   1.267       1.316     1,963,365
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/07)............. 2014   1.327       1.410        98,130
                                                                        2013   1.139       1.327       188,482
                                                                        2012   1.043       1.139       210,762
                                                                        2011   1.041       1.043       283,598
                                                                        2010   0.966       1.041       395,524
                                                                        2009   0.832       0.966       471,387
                                                                        2008   1.092       0.832       325,782
                                                                        2007   1.113       1.092       379,953
 MSF MFS(Reg. TM) Value Subaccount (Class B) (4/14).................... 2014   1.176       1.277       352,620
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13).............. 2014   1.424       1.393       217,273
                                                                        2013   1.144       1.424       369,840
Money Market Portfolio
 Money Market Subaccount (5/03)........................................ 2006   0.993       1.000            --

                          PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2005   0.983       0.993       972,281
Oppenheimer Variable Account Funds
 Oppenheimer Capital Appreciation Subaccount/VA (Service Shares) (6/03)........ 2006   1.324       1.383            --
                                                                                2005   1.287       1.324       387,799
 Oppenheimer Global Securities Subaccount/VA (Service Shares) (6/03)........... 2006   1.841       2.002            --
                                                                                2005   1.645       1.841       280,567
Pioneer Variable Contracts Trust
 Pioneer America Income VCT Subaccount (Class II) (5/03)....................... 2007   1.015       1.050            --
                                                                                2006   1.003       1.015     1,592,557
                                                                                2005   1.004       1.003     1,712,551
 Pioneer AmPac Growth VCT Subaccount (Class II) (4/04)......................... 2006   0.992       1.112            --
                                                                                2005   0.999       0.992        85,470
 Pioneer Balanced VCT Subaccount (Class II) (6/03)............................. 2006   1.157       1.227            --
                                                                                2005   1.137       1.157       932,722
 Pioneer Bond VCT Subaccount (Class II) (11/07)................................ 2011   1.305       1.333            --
                                                                                2010   1.221       1.305     1,053,803
                                                                                2009   1.061       1.221     1,187,568
                                                                                2008   1.091       1.061     1,576,090
                                                                                2007   1.079       1.091     1,565,840
 Pioneer Disciplined Value VCT Subaccount (Class II) (3/05).................... 2014   1.355       1.349            --
                                                                                2013   1.074       1.355       363,544
                                                                                2012   0.990       1.074       466,107
                                                                                2011   1.047       0.990       501,939
                                                                                2010   0.977       1.047       522,259
                                                                                2009   0.860       0.977       679,881
                                                                                2008   1.299       0.860       664,992
                                                                                2007   1.245       1.299       733,448
                                                                                2006   1.083       1.245       494,856
                                                                                2005   0.986       1.083        94,811
 Pioneer Equity Opportunity VCT Subaccount (Class II) (5/05)................... 2007   1.243       1.364            --
                                                                                2006   1.062       1.243        22,701
                                                                                2005   0.978       1.062         2,020
 Pioneer Europe VCT Subaccount (Class II) (6/03)............................... 2006   1.571       1.990            --
                                                                                2005   1.485       1.571         4,135
 Pioneer Fund VCT Subaccount (Class II) (6/03)................................. 2011   1.440       1.538            --
                                                                                2010   1.268       1.440       604,327
                                                                                2009   1.035       1.268       710,132
                                                                                2008   1.606       1.035       853,371
                                                                                2007   1.563       1.606     1,097,326
                                                                                2006   1.369       1.563       802,207
                                                                                2005   1.317       1.369       843,294
 Pioneer Global High Yield VCT Subaccount (Class II) (3/05).................... 2009   0.737       0.734            --
                                                                                2008   1.143       0.737       336,847
                                                                                2007   1.141       1.143       551,469
                                                                                2006   1.038       1.141       403,249
                                                                                2005   0.996       1.038       197,578
 Pioneer High Yield VCT Subaccount (Class II) (6/03)........................... 2010   1.323       1.417            --
                                                                                2009   0.843       1.323       728,296
                                                                                2008   1.335       0.843       575,298
                                                                                2007   1.288       1.335       891,816
                                                                                2006   1.213       1.288     1,120,451
                                                                                2005   1.216       1.213     1,842,181
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) (4/05)....... 2009   0.741       0.708            --
                                                                                2008   1.254       0.741        49,681
                                                                                2007   1.215       1.254       206,426
                                                                                2006   1.082       1.215       205,926
                                                                                2005   1.003       1.082         5,110
 Pioneer Independence VCT Subaccount (Class II) (6/03)......................... 2009   0.686       0.721            --
                                                                                2008   1.371       0.686       188,327
                                                                                2007   1.301       1.371       135,467
                                                                                2006   1.216       1.301       146,684
                                                                                2005   1.201       1.216       128,424
 Pioneer International Value VCT Subaccount (Class II) (6/03).................. 2009   1.216       1.110            --

                         PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2008   2.258       1.216       168,499
                                                                              2007   2.033       2.258       198,016
                                                                              2006   1.690       2.033       219,305
                                                                              2005   1.495       1.690        80,209
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) (4/04)......... 2009   0.751       0.772            --
                                                                              2008   1.241       0.751       429,533
                                                                              2007   1.170       1.241       454,023
                                                                              2006   1.160       1.170       622,217
                                                                              2005   1.092       1.160       463,167
 Pioneer Small and Mid Cap Growth VCT Subaccount (Class II) (4/04)........... 2007   1.163       1.371            --
                                                                              2006   1.099       1.163       199,644
                                                                              2005   1.071       1.099       136,830
 Pioneer Small Cap Value VCT Subaccount (Class II) (6/03).................... 2009   1.073       1.023            --
                                                                              2008   1.768       1.073       262,734
                                                                              2007   1.941       1.768       471,484
                                                                              2006   1.733       1.941       417,892
                                                                              2005   1.590       1.733       291,971
 Pioneer Small Company VCT Subaccount (Class II) (6/03)...................... 2006   1.421       1.507            --
                                                                              2005   1.424       1.421        85,470
 Pioneer Strategic Income VCT Subaccount (Class II) (5/03)................... 2009   1.109       1.172            --
                                                                              2008   1.280       1.109       951,420
                                                                              2007   1.229       1.280     1,028,154
                                                                              2006   1.179       1.229     1,042,509
                                                                              2005   1.172       1.179     1,063,125
 Pioneer Value VCT Subaccount (Class II) (6/03).............................. 2007   1.507       1.504            --
                                                                              2006   1.335       1.507       432,967
                                                                              2005   1.299       1.335       396,941
 Pioneer VCT Emerging Markets Subaccount (Class II) (6/03)................... 2014   2.748       2.703            --
                                                                              2013   2.863       2.748       191,675
                                                                              2012   2.614       2.863       198,739
                                                                              2011   3.488       2.614       191,269
                                                                              2010   3.075       3.488       243,922
                                                                              2009   1.801       3.075       267,340
                                                                              2008   4.402       1.801       345,283
                                                                              2007   3.149       4.402       438,934
                                                                              2006   2.369       3.149       414,667
                                                                              2005   1.754       2.369       276,538
 Pioneer VCT Equity Income Subaccount (Class II) (6/03)...................... 2014   2.114       2.158            --
                                                                              2013   1.672       2.114       375,348
                                                                              2012   1.550       1.672       469,710
                                                                              2011   1.494       1.550       660,307
                                                                              2010   1.277       1.494       700,827
                                                                              2009   1.143       1.277       742,961
                                                                              2008   1.675       1.143       893,558
                                                                              2007   1.698       1.675       971,957
                                                                              2006   1.417       1.698     1,067,144
                                                                              2005   1.369       1.417     1,008,460
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05)......... 2014   1.386       1.402            --
                                                                              2013   1.185       1.386     1,497,849
                                                                              2012   1.079       1.185     1,564,586
                                                                              2011   1.137       1.079     1,690,790
                                                                              2010   1.010       1.137     2,305,243
                                                                              2009   0.776       1.010     2,370,228
                                                                              2008   1.218       0.776     2,468,934
                                                                              2007   1.174       1.218     2,094,299
                                                                              2006   1.062       1.174     1,633,294
                                                                              2005   0.983       1.062       103,266
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05)....... 2014   1.378       1.394            --
                                                                              2013   1.208       1.378     1,256,519
                                                                              2012   1.103       1.208     1,601,034
                                                                              2011   1.149       1.103     2,259,111
                                                                              2010   1.028       1.149     2,211,343
                                                                              2009   0.797       1.028     2,250,870
                                                                              2008   1.179       0.797     2,664,654
                                                                              2007   1.137       1.179     2,421,606
                                                                              2006   1.047       1.137     2,309,838
                                                                              2005   0.992       1.047       848,643

                    PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                UNIT      UNIT     NUMBER OF
                                                                               VALUE      VALUE      UNITS
                                                                                 AT        AT     OUTSTANDING
                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                        YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------- ------ ----------- -------- ------------
 Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)............. 2014   2.294       2.584    166,292
                                                                     2013   1.761       2.294    196,829
                                                                     2012   1.620       1.761    222,836
                                                                     2011   1.753       1.620    273,080
                                                                     2010   1.516       1.753    327,642
                                                                     2009   1.233       1.516    349,051
                                                                     2008   1.897       1.233    471,036
                                                                     2007   1.836       1.897    726,840
                                                                     2006   1.666       1.836    840,461
                                                                     2005   1.578       1.666    791,734
 Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03)........ 2014   2.409       3.086    121,666
                                                                     2013   2.418       2.409    155,811
                                                                     2012   2.123       2.418    203,467
                                                                     2011   1.972       2.123    226,686
                                                                     2010   1.563       1.972    239,153
                                                                     2009   1.211       1.563    239,532
                                                                     2008   2.002       1.211    312,925
                                                                     2007   2.523       2.002    370,138
                                                                     2006   1.884       2.523    388,472
                                                                     2005   1.671       1.884    320,451





                              PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.95%
                                                                                        UNIT      UNIT     NUMBER OF
                                                                                       VALUE      VALUE      UNITS
                                                                                         AT        AT     OUTSTANDING
                                                                                     BEGINNING   END OF       AT
PORTFOLIO NAME                                                                YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Subaccount (Series II) (6/03)................ 2007   1.411       1.502            --
                                                                             2006   1.357       1.411     2,055,041
                                                                             2005   1.274       1.357     2,224,026
 AIM V.I. Mid Cap Core Equity Subaccount (Series II) (6/03)................. 2008   1.696       1.674            --
                                                                             2007   1.583       1.696       516,627
                                                                             2006   1.454       1.583       628,478
                                                                             2005   1.382       1.454       691,370
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (6/03)........... 2014   2.073       2.211     1,754,270
                                                                             2013   1.630       2.073     2,165,360
                                                                             2012   1.485       1.630     1,367,990
                                                                             2011   1.428       1.485     1,685,048
                                                                             2010   1.207       1.428     2,002,862
                                                                             2009   1.049       1.207     2,180,341
                                                                             2008   1.467       1.049     2,524,197
                                                                             2007   1.538       1.467     3,244,636
                                                                             2006   1.339       1.538     3,888,300
                                                                             2005   1.320       1.339     4,156,560
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (6/03)....... 2014   2.376       2.504       636,861
                                                                             2013   1.753       2.376       786,674
                                                                             2012   1.613       1.753       950,102
                                                                             2011   1.728       1.613     1,162,653
                                                                             2010   1.381       1.728     1,281,787
                                                                             2009   0.981       1.381     1,537,321
                                                                             2008   1.739       0.981     1,275,524
                                                                             2007   1.594       1.739     1,477,143
                                                                             2006   1.496       1.594     1,720,773
                                                                             2005   1.455       1.496     1,750,655
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)................... 2014   2.314       2.016       902,360
                                                                             2013   1.918       2.314     1,334,077
                                                                             2012   1.655       1.918     1,686,139
                                                                             2011   1.888       1.655     1,916,960
                                                                             2010   1.776       1.888     2,137,164
                                                                             2009   1.321       1.776     2,311,954
                                                                             2008   2.260       1.321     2,701,843
                                                                             2007   1.996       2.260     3,144,559
                                                                             2006   1.676       1.996     3,558,027
                                                                             2005   1.551       1.676     3,434,860

                           PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)....... 2014   2.424       2.855       586,529
                                                                                   2013   1.677       2.424       721,027
                                                                                   2012   1.444       1.677       985,317
                                                                                   2011   1.441       1.444     1,194,931
                                                                                   2010   1.178       1.441     1,358,390
                                                                                   2009   0.895       1.178     1,432,095
                                                                                   2008   1.537       0.895     1,571,031
                                                                                   2007   1.599       1.537     1,821,312
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............ 2014   1.976       1.984            --
                                                                                   2013   1.524       1.976       673,522
                                                                                   2012   1.352       1.524       901,294
                                                                                   2011   1.470       1.352     1,190,370
                                                                                   2010   1.285       1.470     1,288,932
                                                                                   2009   1.013       1.285     1,386,700
                                                                                   2008   1.629       1.013     1,575,642
                                                                                   2007   1.705       1.629     1,681,030
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (4/07)........... 2014   1.654       1.841       221,473
                                                                                   2013   1.342       1.654       371,280
                                                                                   2012   1.200       1.342       468,141
                                                                                   2011   1.136       1.200       416,216
                                                                                   2010   1.033       1.136       443,997
                                                                                   2009   0.859       1.033       474,248
                                                                                   2008   1.346       0.859       730,036
                                                                                   2007   1.345       1.346       736,320
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class II) (4/05)...................................... 2007   1.194       1.250            --
                                                                                   2006   1.033       1.194        14,421
                                                                                   2005   0.976       1.033            --
 LMPVPI Total Return Subaccount (Class II) (6/03)................................. 2007   1.315       1.351            --
                                                                                   2006   1.194       1.315       769,299
                                                                                   2005   1.183       1.194       787,225
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class II) (6/03)........................... 2007   1.561       1.614            --
                                                                                   2006   1.438       1.561     2,068,612
                                                                                   2005   1.337       1.438     2,138,908
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (5/10) *.......................... 2014   1.920       1.945     1,577,874
                                                                                   2013   1.790       1.920     2,014,223
                                                                                   2012   1.567       1.790     2,609,942
                                                                                   2011   1.561       1.567     2,728,963
                                                                                   2010   1.481       1.561     3,271,656
 MIST Invesco Comstock Subaccount (Class B) (4/14)................................ 2014   2.148       2.279     1,547,788
 MIST Met/AIM Capital Appreciation Subaccount (Class E) (4/07) *.................. 2009   0.868       0.824            --
                                                                                   2008   1.545       0.868     1,573,174
                                                                                   2007   1.484       1.545     1,606,366
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/14)............ 2014   2.504       2.374     1,783,307
                                                                                   2014   3.255       2.504            --
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *........... 2014   2.132       1.946       878,317
                                                                                   2013   1.823       2.132     1,172,017
                                                                                   2012   1.593       1.823     1,453,642
                                                                                   2011   1.819       1.593     1,712,926
                                                                                   2010   1.665       1.819     1,992,980
                                                                                   2009   1.291       1.665     2,268,150
                                                                                   2008   2.283       1.291     2,530,223
                                                                                   2007   2.179       2.283       453,602
 MIST MLA Mid Cap Subaccount (Class B) (4/08)..................................... 2013   1.046       1.132            --
                                                                                   2012   1.013       1.046     1,510,570
                                                                                   2011   1.090       1.013     1,694,566
                                                                                   2010   0.905       1.090     1,901,482
                                                                                   2009   0.675       0.905     1,947,311
                                                                                   2008   1.071       0.675     2,449,277
 MIST Oppenheimer Capital Appreciation Subaccount (Class B) (4/06)................ 2012   0.874       0.981            --

                      PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2011   0.903       0.874      1,363,527
                                                                        2010   0.842       0.903      1,957,938
                                                                        2009   0.597       0.842      2,213,566
                                                                        2008   1.127       0.597      2,130,410
                                                                        2007   1.006       1.127      1,908,606
                                                                        2006   0.994       1.006      1,742,400
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *.......... 2014   1.322       1.325        811,445
                                                                        2013   1.061       1.322      1,108,640
                                                                        2012   0.893       1.061      1,317,995
                                                                        2011   0.994       0.893      1,664,735
                                                                        2010   0.874       0.994      2,059,785
                                                                        2009   0.638       0.874      2,448,440
                                                                        2008   1.094       0.638      2,729,469
                                                                        2007   1.049       1.094      3,340,173
                                                                        2006   0.996       1.049      4,187,441
 MIST PIMCO Total Return Subaccount (Class B) (5/11)................... 2014   1.483       1.516      5,625,263
                                                                        2013   1.542       1.483      7,745,514
                                                                        2012   1.439       1.542      9,914,970
                                                                        2011   1.449       1.439     11,964,581
 MIST Pioneer Fund Subaccount (Class B) (5/11)......................... 2014   1.890       2.056        805,240
                                                                        2013   1.452       1.890      1,298,910
                                                                        2012   1.341       1.452      1,799,442
                                                                        2011   1.528       1.341      2,394,654
 MIST Pioneer Strategic Income Subaccount (Class E) (5/09)............. 2014   1.568       1.606      2,469,992
                                                                        2013   1.576       1.568      3,060,570
                                                                        2012   1.442       1.576      7,802,658
                                                                        2011   1.422       1.442      8,390,112
                                                                        2010   1.294       1.422      9,699,285
                                                                        2009   1.060       1.294      6,183,121
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)........ 2014   1.986       2.162        521,291
Metropolitan Series Fund
 MSF BlackRock Capital Appreciation Subaccount (Class E) (5/09)........ 2014   1.635       1.744        530,630
                                                                        2013   1.244       1.635        671,869
                                                                        2012   1.111       1.244        954,677
                                                                        2011   1.246       1.111      1,124,054
                                                                        2010   1.062       1.246      1,198,533
                                                                        2009   0.847       1.062      1,405,135
 MSF BlackRock Money Market Subaccount (Class A) (4/06)................ 2014   0.964       0.946      5,646,164
                                                                        2013   0.983       0.964      8,587,314
                                                                        2012   1.003       0.983     10,420,766
                                                                        2011   1.023       1.003     11,956,896
                                                                        2010   1.043       1.023     13,426,853
                                                                        2009   1.059       1.043     14,243,930
                                                                        2008   1.050       1.059     18,801,252
                                                                        2007   1.019       1.050     12,184,273
                                                                        2006   0.999       1.019     10,459,881
 MSF Jennison Growth Subaccount (Class B) (4/12)....................... 2014   1.257       1.341      2,365,180
                                                                        2013   0.937       1.257        755,197
                                                                        2012   0.980       0.937      1,068,502
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/14)........... 2014   1.287       1.328      5,977,551
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/14)........... 2014   1.262       1.310      3,734,612
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/07)............. 2014   1.321       1.404        547,902
                                                                        2013   1.135       1.321        733,193
                                                                        2012   1.040       1.135        873,486
                                                                        2011   1.038       1.040        924,971
                                                                        2010   0.964       1.038      1,546,348
                                                                        2009   0.831       0.964      1,644,787
                                                                        2008   1.091       0.831      1,612,912
                                                                        2007   1.113       1.091      1,570,181
 MSF MFS(Reg. TM) Value Subaccount (Class B) (4/14).................... 2014   1.175       1.276        872,340
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13).............. 2014   1.418       1.386        976,752
                                                                        2013   1.140       1.418      1,172,123
Money Market Portfolio
 Money Market Subaccount (5/03)........................................ 2006   0.991       0.999             --

                          PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2005   0.982       0.991     7,226,300
Oppenheimer Variable Account Funds
 Oppenheimer Capital Appreciation Subaccount/VA (Service Shares) (6/03)........ 2006   1.322       1.380            --
                                                                                2005   1.286       1.322     1,244,186
 Oppenheimer Global Securities Subaccount/VA (Service Shares) (6/03)........... 2006   1.838       1.998            --
                                                                                2005   1.643       1.838     2,125,078
Pioneer Variable Contracts Trust
 Pioneer America Income VCT Subaccount (Class II) (5/03)....................... 2007   1.013       1.048            --
                                                                                2006   1.001       1.013     3,525,132
                                                                                2005   1.003       1.001     3,084,313
 Pioneer AmPac Growth VCT Subaccount (Class II) (4/04)......................... 2006   0.991       1.111            --
                                                                                2005   0.998       0.991       440,887
 Pioneer Balanced VCT Subaccount (Class II) (6/03)............................. 2006   1.155       1.225            --
                                                                                2005   1.135       1.155     1,323,683
 Pioneer Bond VCT Subaccount (Class II) (11/07)................................ 2011   1.303       1.330            --
                                                                                2010   1.220       1.303     3,289,317
                                                                                2009   1.060       1.220     3,142,616
                                                                                2008   1.091       1.060     3,900,533
                                                                                2007   1.079       1.091     3,647,522
 Pioneer Disciplined Value VCT Subaccount (Class II) (3/05).................... 2014   1.349       1.342            --
                                                                                2013   1.069       1.349       775,817
                                                                                2012   0.986       1.069       915,418
                                                                                2011   1.044       0.986     1,046,935
                                                                                2010   0.974       1.044     1,138,423
                                                                                2009   0.858       0.974     1,187,053
                                                                                2008   1.297       0.858     1,181,606
                                                                                2007   1.244       1.297     1,223,178
                                                                                2006   1.082       1.244     1,041,633
                                                                                2005   0.986       1.082       335,006
 Pioneer Equity Opportunity VCT Subaccount (Class II) (5/05)................... 2007   1.242       1.363            --
                                                                                2006   1.062       1.242        43,306
                                                                                2005   0.978       1.062         1,125
 Pioneer Europe VCT Subaccount (Class II) (6/03)............................... 2006   1.568       1.986            --
                                                                                2005   1.483       1.568       119,916
 Pioneer Fund VCT Subaccount (Class II) (6/03)................................. 2011   1.434       1.532            --
                                                                                2010   1.264       1.434     2,992,877
                                                                                2009   1.031       1.264     3,333,577
                                                                                2008   1.603       1.031     3,827,404
                                                                                2007   1.560       1.603     4,356,910
                                                                                2006   1.367       1.560     3,604,902
                                                                                2005   1.316       1.367     3,943,636
 Pioneer Global High Yield VCT Subaccount (Class II) (3/05).................... 2009   0.735       0.733            --
                                                                                2008   1.141       0.735       240,180
                                                                                2007   1.140       1.141       260,950
                                                                                2006   1.037       1.140       215,794
                                                                                2005   0.996       1.037       109,870
 Pioneer High Yield VCT Subaccount (Class II) (6/03)........................... 2010   1.319       1.412            --
                                                                                2009   0.840       1.319     7,062,089
                                                                                2008   1.332       0.840     7,511,390
                                                                                2007   1.286       1.332     3,514,493
                                                                                2006   1.211       1.286     4,114,555
                                                                                2005   1.215       1.211     4,455,980
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) (4/05)....... 2009   0.739       0.706            --
                                                                                2008   1.252       0.739       404,216
                                                                                2007   1.214       1.252       456,258
                                                                                2006   1.081       1.214       368,555
                                                                                2005   1.003       1.081       124,656
 Pioneer Independence VCT Subaccount (Class II) (6/03)......................... 2009   0.684       0.719            --
                                                                                2008   1.368       0.684       651,858
                                                                                2007   1.299       1.368       731,570
                                                                                2006   1.215       1.299       743,218
                                                                                2005   1.200       1.215       763,692
 Pioneer International Value VCT Subaccount (Class II) (6/03).................. 2009   1.212       1.106            --

                         PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2008   2.253       1.212       552,689
                                                                              2007   2.029       2.253       800,132
                                                                              2006   1.687       2.029       765,166
                                                                              2005   1.494       1.687       502,252
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) (4/04)......... 2009   0.749       0.770            --
                                                                              2008   1.238       0.749     1,202,205
                                                                              2007   1.168       1.238     1,342,029
                                                                              2006   1.159       1.168     1,492,361
                                                                              2005   1.092       1.159     1,473,770
 Pioneer Small and Mid Cap Growth VCT Subaccount (Class II) (4/04)........... 2007   1.161       1.368            --
                                                                              2006   1.098       1.161       596,075
                                                                              2005   1.070       1.098       687,465
 Pioneer Small Cap Value VCT Subaccount (Class II) (6/03).................... 2009   1.070       1.020            --
                                                                              2008   1.763       1.070       966,291
                                                                              2007   1.938       1.763     1,117,607
                                                                              2006   1.731       1.938     1,368,416
                                                                              2005   1.588       1.731     1,250,254
 Pioneer Small Company VCT Subaccount (Class II) (6/03)...................... 2006   1.419       1.504            --
                                                                              2005   1.423       1.419       304,772
 Pioneer Strategic Income VCT Subaccount (Class II) (5/03)................... 2009   1.106       1.168            --
                                                                              2008   1.277       1.106     4,536,704
                                                                              2007   1.227       1.277     4,848,067
                                                                              2006   1.177       1.227     5,869,920
                                                                              2005   1.171       1.177     6,248,331
 Pioneer Value VCT Subaccount (Class II) (6/03).............................. 2007   1.504       1.500            --
                                                                              2006   1.333       1.504     2,514,567
                                                                              2005   1.298       1.333     2,587,296
 Pioneer VCT Emerging Markets Subaccount (Class II) (6/03)................... 2014   2.733       2.688           126
                                                                              2013   2.849       2.733       479,658
                                                                              2012   2.602       2.849       578,060
                                                                              2011   3.474       2.602       652,124
                                                                              2010   3.064       3.474       841,582
                                                                              2009   1.795       3.064       986,020
                                                                              2008   4.391       1.795       867,488
                                                                              2007   3.143       4.391     1,101,635
                                                                              2006   2.365       3.143     1,460,549
                                                                              2005   1.753       2.365     1,544,086
 Pioneer VCT Equity Income Subaccount (Class II) (6/03)...................... 2014   2.103       2.146            --
                                                                              2013   1.664       2.103       682,862
                                                                              2012   1.543       1.664     1,123,160
                                                                              2011   1.488       1.543     1,412,201
                                                                              2010   1.272       1.488     1,631,634
                                                                              2009   1.139       1.272     1,781,568
                                                                              2008   1.671       1.139     2,018,222
                                                                              2007   1.695       1.671     2,493,912
                                                                              2006   1.415       1.695     2,760,344
                                                                              2005   1.367       1.415     2,814,100
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05)......... 2014   1.380       1.395            --
                                                                              2013   1.180       1.380     1,344,754
                                                                              2012   1.076       1.180     1,614,915
                                                                              2011   1.134       1.076     1,647,681
                                                                              2010   1.008       1.134     1,905,892
                                                                              2009   0.774       1.008     2,164,920
                                                                              2008   1.217       0.774     1,868,392
                                                                              2007   1.173       1.217     4,845,071
                                                                              2006   1.062       1.173     1,470,890
                                                                              2005   0.983       1.062       679,471
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05)....... 2014   1.372       1.388            --
                                                                              2013   1.203       1.372     3,336,768
                                                                              2012   1.100       1.203     4,077,886
                                                                              2011   1.145       1.100     4,476,623
                                                                              2010   1.025       1.145     4,423,472
                                                                              2009   0.795       1.025     5,477,304
                                                                              2008   1.177       0.795     4,200,524
                                                                              2007   1.136       1.177     6,554,339
                                                                              2006   1.047       1.136     3,105,213
                                                                              2005   0.992       1.047     1,142,980

                    PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                UNIT      UNIT     NUMBER OF
                                                                               VALUE      VALUE      UNITS
                                                                                 AT        AT     OUTSTANDING
                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                        YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------- ------ ----------- -------- ------------
 Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)............. 2014   2.281       2.569       499,843
                                                                     2013   1.752       2.281       707,985
                                                                     2012   1.613       1.752     1,036,482
                                                                     2011   1.746       1.613     1,149,552
                                                                     2010   1.510       1.746     1,276,191
                                                                     2009   1.230       1.510     1,415,860
                                                                     2008   1.893       1.230     1,634,447
                                                                     2007   1.832       1.893     1,999,819
                                                                     2006   1.664       1.832     2,231,698
                                                                     2005   1.576       1.664     2,408,539
 Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03)........ 2014   2.396       3.068       358,632
                                                                     2013   2.406       2.396       444,907
                                                                     2012   2.114       2.406       562,826
                                                                     2011   1.964       2.114       868,741
                                                                     2010   1.558       1.964       994,346
                                                                     2009   1.208       1.558     1,105,654
                                                                     2008   1.997       1.208     1,143,449
                                                                     2007   2.518       1.997     1,374,436
                                                                     2006   1.881       2.518     1,749,298
                                                                     2005   1.670       1.881     1,657,334





                              PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.00%
                                                                                        UNIT      UNIT     NUMBER OF
                                                                                       VALUE      VALUE      UNITS
                                                                                         AT        AT     OUTSTANDING
                                                                                     BEGINNING   END OF       AT
PORTFOLIO NAME                                                                YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Subaccount (Series II) (6/03)................ 2007   1.328       1.413            --
                                                                             2006   1.277       1.328       130,619
                                                                             2005   1.200       1.277            --
 AIM V.I. Mid Cap Core Equity Subaccount (Series II) (6/03)................. 2008   1.536       1.516            --
                                                                             2007   1.434       1.536            --
                                                                             2006   1.318       1.434            --
                                                                             2005   1.253       1.318            --
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (6/03)........... 2014   1.958       2.086            --
                                                                             2013   1.540       1.958            --
                                                                             2012   1.403       1.540            --
                                                                             2011   1.351       1.403            --
                                                                             2010   1.142       1.351            --
                                                                             2009   0.993       1.142            --
                                                                             2008   1.390       0.993            --
                                                                             2007   1.457       1.390       123,477
                                                                             2006   1.269       1.457       123,477
                                                                             2005   1.252       1.269            --
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (6/03)....... 2014   2.171       2.287            --
                                                                             2013   1.603       2.171            --
                                                                             2012   1.475       1.603            --
                                                                             2011   1.582       1.475            --
                                                                             2010   1.264       1.582            --
                                                                             2009   0.898       1.264            --
                                                                             2008   1.594       0.898            --
                                                                             2007   1.462       1.594            --
                                                                             2006   1.372       1.462            --
                                                                             2005   1.336       1.372            --
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)................... 2014   2.098       1.828            --
                                                                             2013   1.741       2.098            --
                                                                             2012   1.502       1.741            --
                                                                             2011   1.715       1.502            --
                                                                             2010   1.614       1.715            --
                                                                             2009   1.201       1.614         8,040
                                                                             2008   2.056       1.201         8,045
                                                                             2007   1.817       2.056        59,802
                                                                             2006   1.526       1.817        55,765
                                                                             2005   1.413       1.526            --

                           PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)....... 2014   2.213       2.604            --
                                                                                   2013   1.532       2.213            --
                                                                                   2012   1.319       1.532            --
                                                                                   2011   1.317       1.319            --
                                                                                   2010   1.078       1.317            --
                                                                                   2009   0.819       1.078            --
                                                                                   2008   1.407       0.819            --
                                                                                   2007   1.465       1.407        60,868
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............ 2014   1.780       1.787            --
                                                                                   2013   1.374       1.780            --
                                                                                   2012   1.219       1.374            --
                                                                                   2011   1.326       1.219            --
                                                                                   2010   1.160       1.326            --
                                                                                   2009   0.915       1.160            --
                                                                                   2008   1.472       0.915            --
                                                                                   2007   1.541       1.472            --
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (4/07)........... 2014   1.559       1.734            --
                                                                                   2013   1.266       1.559            --
                                                                                   2012   1.132       1.266            --
                                                                                   2011   1.072       1.132            --
                                                                                   2010   0.976       1.072            --
                                                                                   2009   0.812       0.976            --
                                                                                   2008   1.273       0.812            --
                                                                                   2007   1.272       1.273            --
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class II) (4/05)...................................... 2007   1.193       1.249            --
                                                                                   2006   1.033       1.193            --
                                                                                   2005   0.976       1.033            --
 LMPVPI Total Return Subaccount (Class II) (6/03)................................. 2007   1.244       1.278            --
                                                                                   2006   1.131       1.244            --
                                                                                   2005   1.120       1.131            --
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class II) (6/03)........................... 2007   1.430       1.478            --
                                                                                   2006   1.317       1.430        60,868
                                                                                   2005   1.226       1.317            --
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (5/10) *.......................... 2014   1.910       1.933            --
                                                                                   2013   1.782       1.910            --
                                                                                   2012   1.560       1.782            --
                                                                                   2011   1.555       1.560            --
                                                                                   2010   1.475       1.555         1,970
 MIST Invesco Comstock Subaccount (Class B) (4/14)................................ 2014   1.933       2.051        96,889
 MIST Met/AIM Capital Appreciation Subaccount (Class E) (4/07) *.................. 2009   0.816       0.774            --
                                                                                   2008   1.453       0.816            --
                                                                                   2007   1.396       1.453       130,619
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/14)............ 2014   2.244       2.127            --
                                                                                   2014   2.926       2.244            --
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *........... 2014   1.944       1.773            --
                                                                                   2013   1.663       1.944            --
                                                                                   2012   1.454       1.663            --
                                                                                   2011   1.661       1.454            --
                                                                                   2010   1.521       1.661            --
                                                                                   2009   1.179       1.521            --
                                                                                   2008   2.088       1.179            --
                                                                                   2007   1.993       2.088            --
 MIST MLA Mid Cap Subaccount (Class B) (4/08)..................................... 2013   1.042       1.127            --
                                                                                   2012   1.010       1.042            --
                                                                                   2011   1.087       1.010            --
                                                                                   2010   0.903       1.087            --
                                                                                   2009   0.674       0.903            --
                                                                                   2008   1.069       0.674            --
 MIST Oppenheimer Capital Appreciation Subaccount (Class B) (4/06)................ 2012   0.871       0.978            --

                      PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2011   0.901       0.871           --
                                                                        2010   0.840       0.901           --
                                                                        2009   0.597       0.840       28,859
                                                                        2008   1.126       0.597       28,877
                                                                        2007   1.005       1.126       28,892
                                                                        2006   0.994       1.005       28,907
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *.......... 2014   1.317       1.319           --
                                                                        2013   1.057       1.317       26,586
                                                                        2012   0.890       1.057       26,586
                                                                        2011   0.992       0.890       26,586
                                                                        2010   0.873       0.992       26,586
                                                                        2009   0.637       0.873       26,597
                                                                        2008   1.093       0.637       26,609
                                                                        2007   1.049       1.093       30,070
                                                                        2006   0.996       1.049       30,070
 MIST PIMCO Total Return Subaccount (Class B) (5/11)................... 2014   1.441       1.472           --
                                                                        2013   1.499       1.441           --
                                                                        2012   1.400       1.499           --
                                                                        2011   1.410       1.400           --
 MIST Pioneer Fund Subaccount (Class B) (5/11)......................... 2014   1.760       1.914           --
                                                                        2013   1.353       1.760       36,331
                                                                        2012   1.251       1.353       36,331
                                                                        2011   1.426       1.251       36,331
 MIST Pioneer Strategic Income Subaccount (Class E) (5/09)............. 2014   1.559       1.596       11,148
                                                                        2013   1.569       1.559       11,153
                                                                        2012   1.436       1.569       11,158
                                                                        2011   1.416       1.436       11,165
                                                                        2010   1.289       1.416       11,172
                                                                        2009   1.057       1.289       11,179
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)........ 2014   1.790       1.947           --
Metropolitan Series Fund
 MSF BlackRock Capital Appreciation Subaccount (Class E) (5/09)........ 2014   1.533       1.634           --
                                                                        2013   1.167       1.533           --
                                                                        2012   1.043       1.167           --
                                                                        2011   1.170       1.043           --
                                                                        2010   0.998       1.170           --
                                                                        2009   0.795       0.998           --
 MSF BlackRock Money Market Subaccount (Class A) (4/06)................ 2014   0.961       0.942           --
                                                                        2013   0.981       0.961           --
                                                                        2012   1.000       0.981           --
                                                                        2011   1.021       1.000           --
                                                                        2010   1.041       1.021       13,623
                                                                        2009   1.058       1.041       13,630
                                                                        2008   1.049       1.058           --
                                                                        2007   1.019       1.049           --
                                                                        2006   0.999       1.019           --
 MSF Jennison Growth Subaccount (Class B) (4/12)....................... 2014   1.252       1.335        7,912
                                                                        2013   0.934       1.252           --
                                                                        2012   0.970       0.934           --
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/14)........... 2014   1.282       1.323           --
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/14)........... 2014   1.257       1.304           --
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/07)............. 2014   1.316       1.398       13,077
                                                                        2013   1.131       1.316       13,083
                                                                        2012   1.037       1.131       13,090
                                                                        2011   1.036       1.037       13,097
                                                                        2010   0.962       1.036       13,105
                                                                        2009   0.830       0.962       13,114
                                                                        2008   1.090       0.830       13,124
                                                                        2007   1.112       1.090           --
 MSF MFS(Reg. TM) Value Subaccount (Class B) (4/14).................... 2014   1.175       1.274           --
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13).............. 2014   1.412       1.380           --
                                                                        2013   1.135       1.412           --
Money Market Portfolio
 Money Market Subaccount (5/03)........................................ 2006   0.992       0.999           --

                          PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2005   0.983       0.992           --
Oppenheimer Variable Account Funds
 Oppenheimer Capital Appreciation Subaccount/VA (Service Shares) (6/03)........ 2006   1.237       1.291           --
                                                                                2005   1.204       1.237           --
 Oppenheimer Global Securities Subaccount/VA (Service Shares) (6/03)........... 2006   1.650       1.794           --
                                                                                2005   1.476       1.650       16,696
Pioneer Variable Contracts Trust
 Pioneer America Income VCT Subaccount (Class II) (5/03)....................... 2007   1.001       1.036           --
                                                                                2006   0.990       1.001           --
                                                                                2005   0.993       0.990           --
 Pioneer AmPac Growth VCT Subaccount (Class II) (4/04)......................... 2006   0.990       1.109           --
                                                                                2005   0.998       0.990           --
 Pioneer Balanced VCT Subaccount (Class II) (6/03)............................. 2006   1.089       1.154           --
                                                                                2005   1.071       1.089           --
 Pioneer Bond VCT Subaccount (Class II) (11/07)................................ 2011   1.301       1.328           --
                                                                                2010   1.219       1.301           --
                                                                                2009   1.060       1.219           --
                                                                                2008   1.091       1.060           --
                                                                                2007   1.079       1.091           --
 Pioneer Disciplined Value VCT Subaccount (Class II) (3/05).................... 2014   1.343       1.336           --
                                                                                2013   1.065       1.343           --
                                                                                2012   0.983       1.065           --
                                                                                2011   1.041       0.983           --
                                                                                2010   0.972       1.041        6,377
                                                                                2009   0.857       0.972        6,380
                                                                                2008   1.296       0.857        6,384
                                                                                2007   1.242       1.296           --
                                                                                2006   1.082       1.242           --
                                                                                2005   0.986       1.082           --
 Pioneer Equity Opportunity VCT Subaccount (Class II) (5/05)................... 2007   1.241       1.361           --
                                                                                2006   1.061       1.241           --
                                                                                2005   0.978       1.061           --
 Pioneer Europe VCT Subaccount (Class II) (6/03)............................... 2006   1.462       1.850           --
                                                                                2005   1.383       1.462           --
 Pioneer Fund VCT Subaccount (Class II) (6/03)................................. 2011   1.338       1.429           --
                                                                                2010   1.179       1.338       36,331
                                                                                2009   0.963       1.179       36,347
                                                                                2008   1.497       0.963       36,363
                                                                                2007   1.458       1.497       41,082
                                                                                2006   1.278       1.458           --
                                                                                2005   1.231       1.278           --
 Pioneer Global High Yield VCT Subaccount (Class II) (3/05).................... 2009   0.734       0.731           --
                                                                                2008   1.140       0.734        6,920
                                                                                2007   1.139       1.140        6,920
                                                                                2006   1.037       1.139        2,448
                                                                                2005   0.996       1.037           --
 Pioneer High Yield VCT Subaccount (Class II) (6/03)........................... 2010   1.238       1.325           --
                                                                                2009   0.789       1.238        2,193
                                                                                2008   1.251       0.789        2,194
                                                                                2007   1.209       1.251        2,194
                                                                                2006   1.139       1.209        2,196
                                                                                2005   1.143       1.139           --
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) (4/05)....... 2009   0.738       0.705           --
                                                                                2008   1.250       0.738       13,643
                                                                                2007   1.213       1.250        6,785
                                                                                2006   1.081       1.213           --
                                                                                2005   1.003       1.081           --
 Pioneer Independence VCT Subaccount (Class II) (6/03)......................... 2009   0.644       0.678           --
                                                                                2008   1.290       0.644       48,848
                                                                                2007   1.225       1.290       54,285
                                                                                2006   1.146       1.225       50,103
                                                                                2005   1.133       1.146       47,677
 Pioneer International Value VCT Subaccount (Class II) (6/03).................. 2009   1.127       1.028           --

                         PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2008   2.095       1.127            --
                                                                              2007   1.888       2.095            --
                                                                              2006   1.571       1.888            --
                                                                              2005   1.391       1.571            --
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) (4/04)......... 2009   0.747       0.768            --
                                                                              2008   1.236       0.747            --
                                                                              2007   1.166       1.236       295,656
                                                                              2006   1.157       1.166       295,656
                                                                              2005   1.092       1.157            --
 Pioneer Small and Mid Cap Growth VCT Subaccount (Class II) (4/04)........... 2007   1.159       1.366            --
                                                                              2006   1.097       1.159         6,197
                                                                              2005   1.070       1.097            --
 Pioneer Small Cap Value VCT Subaccount (Class II) (6/03).................... 2009   0.955       0.910            --
                                                                              2008   1.575       0.955         1,939
                                                                              2007   1.731       1.575            --
                                                                              2006   1.547       1.731            --
                                                                              2005   1.420       1.547            --
 Pioneer Small Company VCT Subaccount (Class II) (6/03)...................... 2006   1.298       1.376            --
                                                                              2005   1.303       1.298            --
 Pioneer Strategic Income VCT Subaccount (Class II) (5/03)................... 2009   1.061       1.121            --
                                                                              2008   1.226       1.061            --
                                                                              2007   1.179       1.226            --
                                                                              2006   1.132       1.179            --
                                                                              2005   1.127       1.132            --
 Pioneer Value VCT Subaccount (Class II) (6/03).............................. 2007   1.415       1.411            --
                                                                              2006   1.255       1.415        43,535
                                                                              2005   1.223       1.255        43,535
 Pioneer VCT Emerging Markets Subaccount (Class II) (6/03)................... 2014   2.481       2.439            --
                                                                              2013   2.588       2.481            --
                                                                              2012   2.365       2.588            --
                                                                              2011   3.158       2.365            --
                                                                              2010   2.787       3.158        11,761
                                                                              2009   1.634       2.787        11,766
                                                                              2008   3.998       1.634        11,772
                                                                              2007   2.863       3.998         7,264
                                                                              2006   2.156       2.863         3,931
                                                                              2005   1.598       2.156            --
 Pioneer VCT Equity Income Subaccount (Class II) (6/03)...................... 2014   1.937       1.976            --
                                                                              2013   1.534       1.937            --
                                                                              2012   1.423       1.534            --
                                                                              2011   1.372       1.423            --
                                                                              2010   1.174       1.372            --
                                                                              2009   1.052       1.174            --
                                                                              2008   1.544       1.052            --
                                                                              2007   1.567       1.544            --
                                                                              2006   1.309       1.567            --
                                                                              2005   1.265       1.309            --
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05)......... 2014   1.374       1.389            --
                                                                              2013   1.176       1.374        32,365
                                                                              2012   1.072       1.176        32,365
                                                                              2011   1.131       1.072        32,365
                                                                              2010   1.005       1.131        60,795
                                                                              2009   0.773       1.005        85,186
                                                                              2008   1.215       0.773        52,837
                                                                              2007   1.172       1.215        24,392
                                                                              2006   1.061       1.172        24,405
                                                                              2005   0.983       1.061            --
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05)....... 2014   1.366       1.382            --
                                                                              2013   1.199       1.366            --
                                                                              2012   1.096       1.199            --
                                                                              2011   1.142       1.096            --
                                                                              2010   1.023       1.142         2,481
                                                                              2009   0.794       1.023         2,483
                                                                              2008   1.176       0.794         2,484
                                                                              2007   1.135       1.176         2,484
                                                                              2006   1.047       1.135         2,486
                                                                              2005   0.992       1.047            --

                    PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                                UNIT      UNIT     NUMBER OF
                                                                               VALUE      VALUE      UNITS
                                                                                 AT        AT     OUTSTANDING
                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                        YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------- ------ ----------- -------- ------------
 Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)............. 2014   2.066       2.325    --
                                                                     2013   1.588       2.066    --
                                                                     2012   1.462       1.588    --
                                                                     2011   1.584       1.462    --
                                                                     2010   1.370       1.584    --
                                                                     2009   1.116       1.370    --
                                                                     2008   1.719       1.116    --
                                                                     2007   1.665       1.719    --
                                                                     2006   1.513       1.665    --
                                                                     2005   1.434       1.513    --
 Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03)........ 2014   2.298       2.940    --
                                                                     2013   2.308       2.298    --
                                                                     2012   2.029       2.308    --
                                                                     2011   1.886       2.029    --
                                                                     2010   1.497       1.886    --
                                                                     2009   1.161       1.497    --
                                                                     2008   1.921       1.161    --
                                                                     2007   2.423       1.921    --
                                                                     2006   1.811       2.423    --
                                                                     2005   1.608       1.811    --





                              PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.05%
                                                                                        UNIT      UNIT     NUMBER OF
                                                                                       VALUE      VALUE      UNITS
                                                                                         AT        AT     OUTSTANDING
                                                                                     BEGINNING   END OF       AT
PORTFOLIO NAME                                                                YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Subaccount (Series II) (6/03)................ 2007   1.168       1.243            --
                                                                             2006   1.124       1.168       347,197
                                                                             2005   1.056       1.124       117,113
 AIM V.I. Mid Cap Core Equity Subaccount (Series II) (6/03)................. 2008   1.305       1.288            --
                                                                             2007   1.219       1.305       224,493
                                                                             2006   1.121       1.219       193,739
                                                                             2005   1.067       1.121        86,439
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (6/03)........... 2014   1.672       1.781       797,389
                                                                             2013   1.316       1.672       836,827
                                                                             2012   1.200       1.316       801,594
                                                                             2011   1.156       1.200     1,269,002
                                                                             2010   0.978       1.156     1,226,759
                                                                             2009   0.850       0.978     1,398,277
                                                                             2008   1.191       0.850     1,542,754
                                                                             2007   1.249       1.191     1,513,769
                                                                             2006   1.089       1.249     1,156,428
                                                                             2005   1.074       1.089       503,843
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (6/03)....... 2014   1.758       1.851       327,815
                                                                             2013   1.299       1.758       414,244
                                                                             2012   1.196       1.299       494,219
                                                                             2011   1.283       1.196       598,907
                                                                             2010   1.026       1.283       774,324
                                                                             2009   0.729       1.026       944,764
                                                                             2008   1.295       0.729       687,059
                                                                             2007   1.188       1.295       528,255
                                                                             2006   1.116       1.188       407,980
                                                                             2005   1.087       1.116       229,908
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)................... 2014   1.712       1.490       909,563
                                                                             2013   1.421       1.712     1,274,261
                                                                             2012   1.227       1.421     1,521,960
                                                                             2011   1.401       1.227     1,699,662
                                                                             2010   1.319       1.401     1,961,001
                                                                             2009   0.982       1.319     2,165,533
                                                                             2008   1.682       0.982     2,140,193
                                                                             2007   1.487       1.682     2,156,235
                                                                             2006   1.250       1.487     2,017,281
                                                                             2005   1.158       1.250     1,677,141

                           PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)....... 2014   1.895       2.229       649,229
                                                                                   2013   1.312       1.895       728,882
                                                                                   2012   1.131       1.312       892,506
                                                                                   2011   1.130       1.131     1,023,144
                                                                                   2010   0.925       1.130     1,314,696
                                                                                   2009   0.703       0.925     1,521,264
                                                                                   2008   1.208       0.703     1,748,688
                                                                                   2007   1.259       1.208     1,471,988
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............ 2014   1.493       1.499            --
                                                                                   2013   1.153       1.493       179,409
                                                                                   2012   1.024       1.153       286,567
                                                                                   2011   1.114       1.024       337,799
                                                                                   2010   0.975       1.114       362,923
                                                                                   2009   0.769       0.975       382,158
                                                                                   2008   1.238       0.769       417,825
                                                                                   2007   1.297       1.238       465,377
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (4/07)........... 2014   1.462       1.626       235,636
                                                                                   2013   1.188       1.462       236,170
                                                                                   2012   1.063       1.188       220,534
                                                                                   2011   1.007       1.063       149,573
                                                                                   2010   0.917       1.007       148,230
                                                                                   2009   0.763       0.917       145,296
                                                                                   2008   1.198       0.763       149,675
                                                                                   2007   1.197       1.198        54,342
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class II) (4/05)...................................... 2007   1.192       1.248            --
                                                                                   2006   1.032       1.192         9,924
                                                                                   2005   0.976       1.032            --
 LMPVPI Total Return Subaccount (Class II) (6/03)................................. 2007   1.171       1.202            --
                                                                                   2006   1.065       1.171        49,025
                                                                                   2005   1.055       1.065        21,827
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class II) (6/03)........................... 2007   1.229       1.270            --
                                                                                   2006   1.133       1.229     1,031,590
                                                                                   2005   1.054       1.133       385,035
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (5/10) *.......................... 2014   1.749       1.770       572,224
                                                                                   2013   1.633       1.749       769,842
                                                                                   2012   1.431       1.633       882,635
                                                                                   2011   1.427       1.431     1,073,684
                                                                                   2010   1.354       1.427     1,214,565
 MIST Invesco Comstock Subaccount (Class B) (4/14)................................ 2014   1.664       1.765     1,279,045
 MIST Met/AIM Capital Appreciation Subaccount (Class E) (4/07) *.................. 2009   0.717       0.680            --
                                                                                   2008   1.277       0.717       457,237
                                                                                   2007   1.227       1.277       387,401
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/14)............ 2014   1.737       1.646     1,372,884
                                                                                   2014   2.272       1.737            --
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *........... 2014   1.669       1.521       564,463
                                                                                   2013   1.428       1.669       577,341
                                                                                   2012   1.249       1.428       644,823
                                                                                   2011   1.428       1.249       742,717
                                                                                   2010   1.308       1.428       806,057
                                                                                   2009   1.015       1.308       899,599
                                                                                   2008   1.798       1.015       818,702
                                                                                   2007   1.717       1.798        63,623
 MIST MLA Mid Cap Subaccount (Class B) (4/08)..................................... 2013   1.038       1.123            --
                                                                                   2012   1.006       1.038       305,079
                                                                                   2011   1.084       1.006       411,374
                                                                                   2010   0.901       1.084       344,056
                                                                                   2009   0.672       0.901       471,353
                                                                                   2008   1.068       0.672       476,038
 MIST Oppenheimer Capital Appreciation Subaccount (Class B) (4/06)................ 2012   0.869       0.975            --

                      PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2011   0.899       0.869        502,572
                                                                        2010   0.839       0.899        595,440
                                                                        2009   0.596       0.839        872,686
                                                                        2008   1.125       0.596        851,309
                                                                        2007   1.005       1.125        688,195
                                                                        2006   0.994       1.005        518,844
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *.......... 2014   1.312       1.313        654,666
                                                                        2013   1.054       1.312        748,923
                                                                        2012   0.888       1.054        840,427
                                                                        2011   0.989       0.888        938,770
                                                                        2010   0.871       0.989      1,210,275
                                                                        2009   0.636       0.871      1,211,369
                                                                        2008   1.092       0.636      1,267,922
                                                                        2007   1.049       1.092      1,264,694
                                                                        2006   0.996       1.049      1,139,537
 MIST PIMCO Total Return Subaccount (Class B) (5/11)................... 2014   1.480       1.510      3,622,587
                                                                        2013   1.540       1.480      4,949,917
                                                                        2012   1.438       1.540      5,458,014
                                                                        2011   1.450       1.438      5,532,907
 MIST Pioneer Fund Subaccount (Class B) (5/11)......................... 2014   1.555       1.690        686,402
                                                                        2013   1.196       1.555        743,015
                                                                        2012   1.106       1.196        895,910
                                                                        2011   1.261       1.106        958,464
 MIST Pioneer Strategic Income Subaccount (Class E) (5/09)............. 2014   1.637       1.675      1,682,222
                                                                        2013   1.648       1.637      1,805,319
                                                                        2012   1.509       1.648      2,036,889
                                                                        2011   1.489       1.509      2,093,865
                                                                        2010   1.356       1.489      2,287,368
                                                                        2009   1.113       1.356      2,366,429
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)........ 2014   1.501       1.633        136,583
Metropolitan Series Fund
 MSF BlackRock Capital Appreciation Subaccount (Class E) (5/09)........ 2014   1.344       1.431        170,833
                                                                        2013   1.023       1.344        182,060
                                                                        2012   0.915       1.023        243,919
                                                                        2011   1.027       0.915        266,147
                                                                        2010   0.876       1.027        370,635
                                                                        2009   0.699       0.876        454,397
 MSF BlackRock Money Market Subaccount (Class A) (4/06)................ 2014   0.969       0.949      4,193,264
                                                                        2013   0.989       0.969      4,648,465
                                                                        2012   1.010       0.989      4,464,575
                                                                        2011   1.031       1.010      4,936,230
                                                                        2010   1.052       1.031      4,377,837
                                                                        2009   1.069       1.052      6,208,533
                                                                        2008   1.061       1.069      6,064,712
                                                                        2007   1.031       1.061      4,327,560
                                                                        2006   1.011       1.031      3,617,525
 MSF Jennison Growth Subaccount (Class B) (4/12)....................... 2014   1.247       1.329        571,728
                                                                        2013   0.931       1.247        363,322
                                                                        2012   0.970       0.931        433,184
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/14)........... 2014   1.277       1.317     10,719,815
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/14)........... 2014   1.252       1.299      4,585,211
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/07)............. 2014   1.311       1.392        452,526
                                                                        2013   1.128       1.311        480,571
                                                                        2012   1.034       1.128        318,644
                                                                        2011   1.033       1.034        274,228
                                                                        2010   0.961       1.033        224,192
                                                                        2009   0.829       0.961        226,540
                                                                        2008   1.089       0.829        201,892
                                                                        2007   1.112       1.089        131,504
 MSF MFS(Reg. TM) Value Subaccount (Class B) (4/14).................... 2014   1.174       1.273        891,819
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13).............. 2014   1.406       1.373        248,703
                                                                        2013   1.131       1.406        311,480
Money Market Portfolio
 Money Market Subaccount (5/03)........................................ 2006   1.004       1.011             --

                          PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2005   0.996       1.004     1,698,242
Oppenheimer Variable Account Funds
 Oppenheimer Capital Appreciation Subaccount/VA (Service Shares) (6/03)........ 2006   1.077       1.124            --
                                                                                2005   1.049       1.077       260,316
 Oppenheimer Global Securities Subaccount/VA (Service Shares) (6/03)........... 2006   1.309       1.422            --
                                                                                2005   1.171       1.309       386,488
Pioneer Variable Contracts Trust
 Pioneer America Income VCT Subaccount (Class II) (5/03)....................... 2007   1.042       1.077            --
                                                                                2006   1.031       1.042     1,064,576
                                                                                2005   1.034       1.031       514,683
 Pioneer AmPac Growth VCT Subaccount (Class II) (4/04)......................... 2006   0.985       1.103            --
                                                                                2005   0.994       0.985        79,163
 Pioneer Balanced VCT Subaccount (Class II) (6/03)............................. 2006   1.044       1.106            --
                                                                                2005   1.028       1.044        79,904
 Pioneer Bond VCT Subaccount (Class II) (11/07)................................ 2011   1.299       1.326            --
                                                                                2010   1.217       1.299     1,337,409
                                                                                2009   1.059       1.217     1,640,777
                                                                                2008   1.091       1.059     1,645,994
                                                                                2007   1.079       1.091     1,209,189
 Pioneer Disciplined Value VCT Subaccount (Class II) (3/05).................... 2014   1.337       1.330            --
                                                                                2013   1.061       1.337       859,952
                                                                                2012   0.980       1.061     1,281,692
                                                                                2011   1.038       0.980     1,270,019
                                                                                2010   0.970       1.038     1,942,715
                                                                                2009   0.855       0.970     2,071,727
                                                                                2008   1.294       0.855     2,074,491
                                                                                2007   1.241       1.294     2,157,370
                                                                                2006   1.082       1.241     1,274,390
                                                                                2005   0.986       1.082       358,242
 Pioneer Equity Opportunity VCT Subaccount (Class II) (5/05)................... 2007   1.240       1.359            --
                                                                                2006   1.061       1.240       115,695
                                                                                2005   0.978       1.061         1,262
 Pioneer Europe VCT Subaccount (Class II) (6/03)............................... 2006   1.246       1.576            --
                                                                                2005   1.179       1.246        12,683
 Pioneer Fund VCT Subaccount (Class II) (6/03)................................. 2011   1.183       1.264            --
                                                                                2010   1.044       1.183     1,320,670
                                                                                2009   0.853       1.044     1,419,999
                                                                                2008   1.327       0.853     1,438,076
                                                                                2007   1.292       1.327     1,449,136
                                                                                2006   1.134       1.292       743,755
                                                                                2005   1.092       1.134       297,159
 Pioneer Global High Yield VCT Subaccount (Class II) (3/05).................... 2009   0.733       0.730            --
                                                                                2008   1.138       0.733       767,328
                                                                                2007   1.138       1.138     1,040,055
                                                                                2006   1.037       1.138       671,175
                                                                                2005   0.996       1.037       152,323
 Pioneer High Yield VCT Subaccount (Class II) (6/03)........................... 2010   1.174       1.257            --
                                                                                2009   0.749       1.174     1,091,354
                                                                                2008   1.188       0.749     1,001,434
                                                                                2007   1.148       1.188     1,144,561
                                                                                2006   1.083       1.148       983,104
                                                                                2005   1.087       1.083       367,656
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) (4/05)....... 2009   0.736       0.704            --
                                                                                2008   1.249       0.736     2,166,886
                                                                                2007   1.212       1.249     1,864,263
                                                                                2006   1.081       1.212     1,644,132
                                                                                2005   1.003       1.081       512,526
 Pioneer Independence VCT Subaccount (Class II) (6/03)......................... 2009   0.615       0.646            --
                                                                                2008   1.231       0.615       136,981
                                                                                2007   1.170       1.231       126,820
                                                                                2006   1.095       1.170       119,337
                                                                                2005   1.083       1.095        40,677
 Pioneer International Value VCT Subaccount (Class II) (6/03).................. 2009   0.947       0.865            --

                         PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2008   1.763       0.947       814,061
                                                                              2007   1.589       1.763       765,473
                                                                              2006   1.323       1.589       366,957
                                                                              2005   1.172       1.323        53,391
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) (4/04)......... 2009   0.732       0.753            --
                                                                              2008   1.212       0.732       501,711
                                                                              2007   1.144       1.212       614,171
                                                                              2006   1.136       1.144       519,197
                                                                              2005   1.072       1.136       273,713
 Pioneer Small and Mid Cap Growth VCT Subaccount (Class II) (4/04)........... 2007   1.096       1.290            --
                                                                              2006   1.037       1.096       163,621
                                                                              2005   1.012       1.037        33,843
 Pioneer Small Cap Value VCT Subaccount (Class II) (6/03).................... 2009   0.776       0.739            --
                                                                              2008   1.279       0.776       876,473
                                                                              2007   1.407       1.279       907,990
                                                                              2006   1.258       1.407       674,173
                                                                              2005   1.156       1.258       192,606
 Pioneer Small Company VCT Subaccount (Class II) (6/03)...................... 2006   1.105       1.171            --
                                                                              2005   1.110       1.105         8,543
 Pioneer Strategic Income VCT Subaccount (Class II) (5/03)................... 2009   1.035       1.093            --
                                                                              2008   1.196       1.035     2,452,360
                                                                              2007   1.150       1.196     2,128,173
                                                                              2006   1.105       1.150     1,747,263
                                                                              2005   1.100       1.105       838,093
 Pioneer Value VCT Subaccount (Class II) (6/03).............................. 2007   1.258       1.254            --
                                                                              2006   1.116       1.258       595,855
                                                                              2005   1.088       1.116       262,967
 Pioneer VCT Emerging Markets Subaccount (Class II) (6/03)................... 2014   2.005       1.971            --
                                                                              2013   2.092       2.005       615,335
                                                                              2012   1.913       2.092       747,638
                                                                              2011   2.556       1.913       961,399
                                                                              2010   2.257       2.556     1,237,300
                                                                              2009   1.324       2.257     1,346,529
                                                                              2008   3.241       1.324     1,402,679
                                                                              2007   2.322       3.241     1,307,768
                                                                              2006   1.749       2.322     1,080,978
                                                                              2005   1.297       1.749       298,561
 Pioneer VCT Equity Income Subaccount (Class II) (6/03)...................... 2014   1.717       1.752            --
                                                                              2013   1.361       1.717       782,233
                                                                              2012   1.263       1.361       973,124
                                                                              2011   1.219       1.263     1,056,120
                                                                              2010   1.043       1.219     1,232,318
                                                                              2009   0.935       1.043     1,551,380
                                                                              2008   1.373       0.935     1,587,548
                                                                              2007   1.394       1.373     1,756,462
                                                                              2006   1.165       1.394     1,172,681
                                                                              2005   1.127       1.165       535,719
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05)......... 2014   1.368       1.383            --
                                                                              2013   1.171       1.368     2,795,925
                                                                              2012   1.068       1.171     3,677,033
                                                                              2011   1.127       1.068     4,537,522
                                                                              2010   1.003       1.127     5,472,978
                                                                              2009   0.771       1.003     7,107,510
                                                                              2008   1.213       0.771     6,787,562
                                                                              2007   1.171       1.213     6,684,579
                                                                              2006   1.061       1.171     5,347,108
                                                                              2005   0.983       1.061     2,763,439
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05)....... 2014   1.360       1.375            --
                                                                              2013   1.194       1.360     5,650,064
                                                                              2012   1.092       1.194     6,656,093
                                                                              2011   1.139       1.092     7,773,249
                                                                              2010   1.020       1.139     8,525,714
                                                                              2009   0.792       1.020     9,071,559
                                                                              2008   1.174       0.792     9,364,755
                                                                              2007   1.134       1.174     8,700,515
                                                                              2006   1.046       1.134     6,129,710
                                                                              2005   0.992       1.046     2,253,275

                    PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                UNIT      UNIT     NUMBER OF
                                                                               VALUE      VALUE      UNITS
                                                                                 AT        AT     OUTSTANDING
                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                        YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------- ------ ----------- -------- ------------
 Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)............. 2014   1.643       1.848       589,614
                                                                     2013   1.263       1.643       665,871
                                                                     2012   1.164       1.263       780,565
                                                                     2011   1.261       1.164       891,363
                                                                     2010   1.092       1.261     1,033,910
                                                                     2009   0.890       1.092     1,380,425
                                                                     2008   1.371       0.890     1,458,692
                                                                     2007   1.329       1.371     1,562,147
                                                                     2006   1.208       1.329     1,272,353
                                                                     2005   1.146       1.208       799,076
 Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03)........ 2014   1.863       2.384       458,327
                                                                     2013   1.873       1.863       539,986
                                                                     2012   1.647       1.873       605,900
                                                                     2011   1.532       1.647       798,937
                                                                     2010   1.216       1.532       985,366
                                                                     2009   0.944       1.216     1,135,239
                                                                     2008   1.563       0.944     1,169,272
                                                                     2007   1.972       1.563     1,163,856
                                                                     2006   1.475       1.972       785,698
                                                                     2005   1.310       1.475       319,632





                              PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.10%
                                                                                        UNIT      UNIT     NUMBER OF
                                                                                       VALUE      VALUE      UNITS
                                                                                         AT        AT     OUTSTANDING
                                                                                     BEGINNING   END OF       AT
PORTFOLIO NAME                                                                YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Subaccount (Series II) (6/03)................ 2007   1.404       1.494            --
                                                                             2006   1.351       1.404     1,276,451
                                                                             2005   1.271       1.351     1,367,533
 AIM V.I. Mid Cap Core Equity Subaccount (Series II) (6/03)................. 2008   1.684       1.662            --
                                                                             2007   1.574       1.684       701,338
                                                                             2006   1.448       1.574       944,451
                                                                             2005   1.379       1.448     1,004,113
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (6/03)........... 2014   2.041       2.173       840,915
                                                                             2013   1.607       2.041     1,115,181
                                                                             2012   1.466       1.607     1,432,303
                                                                             2011   1.412       1.466     1,613,020
                                                                             2010   1.195       1.412     1,933,499
                                                                             2009   1.040       1.195     1,955,852
                                                                             2008   1.457       1.040     2,207,347
                                                                             2007   1.530       1.457     2,919,764
                                                                             2006   1.334       1.530     3,102,680
                                                                             2005   1.317       1.334     3,197,573
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (6/03)....... 2014   2.338       2.461       584,599
                                                                             2013   1.728       2.338       915,595
                                                                             2012   1.592       1.728     1,008,138
                                                                             2011   1.709       1.592     1,134,077
                                                                             2010   1.367       1.709     1,234,868
                                                                             2009   0.973       1.367     1,352,408
                                                                             2008   1.727       0.973     1,334,102
                                                                             2007   1.586       1.727     1,261,032
                                                                             2006   1.490       1.586     1,424,914
                                                                             2005   1.452       1.490     1,406,920
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)................... 2014   2.277       1.981     1,025,585
                                                                             2013   1.891       2.277     1,323,571
                                                                             2012   1.633       1.891     1,487,788
                                                                             2011   1.867       1.633     1,773,593
                                                                             2010   1.758       1.867     1,936,899
                                                                             2009   1.310       1.758     2,042,661
                                                                             2008   2.244       1.310     2,369,655
                                                                             2007   1.985       2.244     2,543,699
                                                                             2006   1.669       1.985     2,903,825
                                                                             2005   1.547       1.669     2,796,139

                           PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)....... 2014   2.386       2.805       408,933
                                                                                   2013   1.653       2.386       549,680
                                                                                   2012   1.426       1.653       766,208
                                                                                   2011   1.425       1.426       837,685
                                                                                   2010   1.167       1.425       893,944
                                                                                   2009   0.888       1.167     1,025,931
                                                                                   2008   1.526       0.888     1,121,311
                                                                                   2007   1.590       1.526     1,255,841
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............ 2014   1.944       1.951            --
                                                                                   2013   1.502       1.944       466,956
                                                                                   2012   1.334       1.502       537,521
                                                                                   2011   1.453       1.334       693,937
                                                                                   2010   1.272       1.453       711,759
                                                                                   2009   1.004       1.272       812,464
                                                                                   2008   1.617       1.004       902,809
                                                                                   2007   1.694       1.617       998,239
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (4/07)........... 2014   1.628       1.809       477,599
                                                                                   2013   1.323       1.628       658,773
                                                                                   2012   1.184       1.323       771,895
                                                                                   2011   1.123       1.184       827,880
                                                                                   2010   1.023       1.123       881,821
                                                                                   2009   0.852       1.023       908,710
                                                                                   2008   1.337       0.852       953,380
                                                                                   2007   1.337       1.337       871,677
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class II) (4/05)...................................... 2007   1.191       1.246            --
                                                                                   2006   1.032       1.191         2,802
                                                                                   2005   0.976       1.032            --
 LMPVPI Total Return Subaccount (Class II) (6/03)................................. 2007   1.308       1.343            --
                                                                                   2006   1.190       1.308     1,064,152
                                                                                   2005   1.180       1.190     1,041,068
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class II) (6/03)........................... 2007   1.553       1.604            --
                                                                                   2006   1.432       1.553     1,418,887
                                                                                   2005   1.334       1.432     1,477,382
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (5/10) *.......................... 2014   1.890       1.911     1,320,289
                                                                                   2013   1.765       1.890     1,858,484
                                                                                   2012   1.547       1.765     2,391,821
                                                                                   2011   1.543       1.547     2,589,883
                                                                                   2010   1.465       1.543     3,279,515
 MIST Invesco Comstock Subaccount (Class B) (4/14)................................ 2014   2.113       2.240     1,115,151
 MIST Met/AIM Capital Appreciation Subaccount (Class E) (4/07) *.................. 2009   0.861       0.816            --
                                                                                   2008   1.534       0.861     1,180,371
                                                                                   2007   1.475       1.534     1,256,029
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/14)............ 2014   2.463       2.333       636,421
                                                                                   2014   3.231       2.463            --
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *........... 2014   2.098       1.912       731,003
                                                                                   2013   1.797       2.098       881,159
                                                                                   2012   1.572       1.797     1,519,887
                                                                                   2011   1.798       1.572     1,846,593
                                                                                   2010   1.649       1.798     2,295,120
                                                                                   2009   1.280       1.649     2,528,677
                                                                                   2008   2.268       1.280     3,009,570
                                                                                   2007   2.166       2.268       353,484
 MIST MLA Mid Cap Subaccount (Class B) (4/08)..................................... 2013   1.034       1.119            --
                                                                                   2012   1.003       1.034     2,902,562
                                                                                   2011   1.081       1.003     3,074,157
                                                                                   2010   0.899       1.081     2,967,256
                                                                                   2009   0.671       0.899     2,853,449
                                                                                   2008   1.066       0.671     3,150,125
 MIST Oppenheimer Capital Appreciation Subaccount (Class B) (4/06)................ 2012   0.866       0.972            --

                      PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2011   0.897       0.866       986,644
                                                                        2010   0.837       0.897     1,030,290
                                                                        2009   0.595       0.837     1,256,092
                                                                        2008   1.124       0.595     1,169,800
                                                                        2007   1.005       1.124     1,190,566
                                                                        2006   0.994       1.005     1,156,581
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *.......... 2014   1.307       1.308       587,077
                                                                        2013   1.050       1.307       960,687
                                                                        2012   0.885       1.050     1,156,456
                                                                        2011   0.987       0.885     1,274,500
                                                                        2010   0.869       0.987     1,435,999
                                                                        2009   0.635       0.869     1,711,634
                                                                        2008   1.091       0.635     1,844,163
                                                                        2007   1.048       1.091     2,043,637
                                                                        2006   0.996       1.048     2,278,512
 MIST PIMCO Total Return Subaccount (Class B) (5/11)................... 2014   1.460       1.489     3,548,098
                                                                        2013   1.520       1.460     4,541,635
                                                                        2012   1.421       1.520     5,700,431
                                                                        2011   1.432       1.421     6,642,169
 MIST Pioneer Fund Subaccount (Class B) (5/11)......................... 2014   1.860       2.020     1,141,388
                                                                        2013   1.431       1.860     1,383,665
                                                                        2012   1.324       1.431     1,786,802
                                                                        2011   1.510       1.324     1,989,680
 MIST Pioneer Strategic Income Subaccount (Class E) (5/09)............. 2014   1.543       1.578     1,849,473
                                                                        2013   1.554       1.543     2,337,105
                                                                        2012   1.424       1.554     3,355,938
                                                                        2011   1.405       1.424     3,917,304
                                                                        2010   1.281       1.405     4,621,907
                                                                        2009   1.051       1.281     4,434,575
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)........ 2014   1.954       2.125       362,386
Metropolitan Series Fund
 MSF BlackRock Capital Appreciation Subaccount (Class E) (5/09)........ 2014   1.609       1.714       489,582
                                                                        2013   1.226       1.609       682,517
                                                                        2012   1.097       1.226       918,842
                                                                        2011   1.232       1.097     1,125,258
                                                                        2010   1.051       1.232     1,076,232
                                                                        2009   0.839       1.051     1,185,612
 MSF BlackRock Money Market Subaccount (Class A) (4/06)................ 2014   0.949       0.930     4,363,690
                                                                        2013   0.969       0.949     7,439,267
                                                                        2012   0.990       0.969     7,890,296
                                                                        2011   1.011       0.990     8,183,980
                                                                        2010   1.032       1.011     7,562,774
                                                                        2009   1.050       1.032     6,572,679
                                                                        2008   1.042       1.050     9,643,105
                                                                        2007   1.013       1.042     7,014,620
                                                                        2006   0.994       1.013     3,634,823
 MSF Jennison Growth Subaccount (Class B) (4/12)....................... 2014   1.243       1.323     1,946,717
                                                                        2013   0.928       1.243       680,249
                                                                        2012   0.970       0.928       892,359
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/14)........... 2014   1.272       1.311     6,244,445
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/14)........... 2014   1.247       1.293     3,686,782
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/07)............. 2014   1.306       1.386       693,712
                                                                        2013   1.124       1.306       793,209
                                                                        2012   1.031       1.124     1,309,935
                                                                        2011   1.031       1.031     1,577,941
                                                                        2010   0.959       1.031     1,909,167
                                                                        2009   0.828       0.959     1,576,510
                                                                        2008   1.088       0.828     1,966,414
                                                                        2007   1.111       1.088     2,808,573
 MSF MFS(Reg. TM) Value Subaccount (Class B) (4/14).................... 2014   1.174       1.272       268,690
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13).............. 2014   1.400       1.367     1,236,319
                                                                        2013   1.126       1.400     1,653,257
Money Market Portfolio
 Money Market Subaccount (5/03)........................................ 2006   0.987       0.994            --

                          PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2005   0.980       0.987     3,543,795
Oppenheimer Variable Account Funds
 Oppenheimer Capital Appreciation Subaccount/VA (Service Shares) (6/03)........ 2006   1.317       1.374            --
                                                                                2005   1.283       1.317       924,977
 Oppenheimer Global Securities Subaccount/VA (Service Shares) (6/03)........... 2006   1.831       1.990            --
                                                                                2005   1.639       1.831     1,216,116
Pioneer Variable Contracts Trust
 Pioneer America Income VCT Subaccount (Class II) (5/03)....................... 2007   1.007       1.041            --
                                                                                2006   0.997       1.007     1,516,006
                                                                                2005   1.001       0.997     1,542,905
 Pioneer AmPac Growth VCT Subaccount (Class II) (4/04)......................... 2006   0.988       1.106            --
                                                                                2005   0.997       0.988       383,638
 Pioneer Balanced VCT Subaccount (Class II) (6/03)............................. 2006   1.151       1.218            --
                                                                                2005   1.133       1.151     1,693,907
 Pioneer Bond VCT Subaccount (Class II) (11/07)................................ 2011   1.297       1.323            --
                                                                                2010   1.216       1.297     1,461,097
                                                                                2009   1.059       1.216     1,468,004
                                                                                2008   1.091       1.059     1,868,615
                                                                                2007   1.079       1.091     1,313,583
 Pioneer Disciplined Value VCT Subaccount (Class II) (3/05).................... 2014   1.331       1.324            --
                                                                                2013   1.057       1.331       266,083
                                                                                2012   0.976       1.057       345,471
                                                                                2011   1.035       0.976       420,487
                                                                                2010   0.967       1.035       645,795
                                                                                2009   0.854       0.967       756,508
                                                                                2008   1.292       0.854       475,923
                                                                                2007   1.240       1.292       579,450
                                                                                2006   1.081       1.240       275,462
                                                                                2005   0.986       1.081       167,728
 Pioneer Equity Opportunity VCT Subaccount (Class II) (5/05)................... 2007   1.239       1.357            --
                                                                                2006   1.061       1.239         6,837
                                                                                2005   0.978       1.061            --
 Pioneer Europe VCT Subaccount (Class II) (6/03)............................... 2006   1.562       1.975            --
                                                                                2005   1.480       1.562       231,472
 Pioneer Fund VCT Subaccount (Class II) (6/03)................................. 2011   1.418       1.514            --
                                                                                2010   1.251       1.418     2,428,138
                                                                                2009   1.023       1.251     2,649,235
                                                                                2008   1.591       1.023     2,955,277
                                                                                2007   1.551       1.591     3,446,833
                                                                                2006   1.361       1.551     2,447,215
                                                                                2005   1.312       1.361     2,658,459
 Pioneer Global High Yield VCT Subaccount (Class II) (3/05).................... 2009   0.731       0.728            --
                                                                                2008   1.137       0.731       186,866
                                                                                2007   1.137       1.137       187,295
                                                                                2006   1.036       1.137       258,917
                                                                                2005   0.996       1.036       156,994
 Pioneer High Yield VCT Subaccount (Class II) (6/03)........................... 2010   1.306       1.398            --
                                                                                2009   0.833       1.306     2,658,032
                                                                                2008   1.322       0.833     1,996,666
                                                                                2007   1.279       1.322     2,598,363
                                                                                2006   1.207       1.279     2,790,189
                                                                                2005   1.212       1.207     3,596,835
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) (4/05)....... 2009   0.735       0.702            --
                                                                                2008   1.247       0.735     1,098,128
                                                                                2007   1.211       1.247       383,542
                                                                                2006   1.080       1.211       328,696
                                                                                2005   1.003       1.080       247,924
 Pioneer Independence VCT Subaccount (Class II) (6/03)......................... 2009   0.678       0.713            --
                                                                                2008   1.359       0.678       574,580
                                                                                2007   1.292       1.359       644,661
                                                                                2006   1.210       1.292       654,877
                                                                                2005   1.197       1.210       803,278
 Pioneer International Value VCT Subaccount (Class II) (6/03).................. 2009   1.202       1.097            --

                         PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2008   2.237       1.202       517,392
                                                                              2007   2.018       2.237       758,170
                                                                              2006   1.681       2.018     1,029,607
                                                                              2005   1.490       1.681       322,570
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) (4/04)......... 2009   0.743       0.764            --
                                                                              2008   1.231       0.743     1,440,720
                                                                              2007   1.163       1.231     1,734,195
                                                                              2006   1.155       1.163     1,791,818
                                                                              2005   1.091       1.155     1,385,493
 Pioneer Small and Mid Cap Growth VCT Subaccount (Class II) (4/04)........... 2007   1.156       1.361            --
                                                                              2006   1.095       1.156       413,750
                                                                              2005   1.069       1.095       415,710
 Pioneer Small Cap Value VCT Subaccount (Class II) (6/03).................... 2009   1.061       1.011            --
                                                                              2008   1.751       1.061       507,673
                                                                              2007   1.927       1.751       838,933
                                                                              2006   1.724       1.927       893,855
                                                                              2005   1.585       1.724       627,878
 Pioneer Small Company VCT Subaccount (Class II) (6/03)...................... 2006   1.413       1.498            --
                                                                              2005   1.420       1.413       466,901
 Pioneer Strategic Income VCT Subaccount (Class II) (5/03)................... 2009   1.097       1.158            --
                                                                              2008   1.268       1.097     2,708,674
                                                                              2007   1.220       1.268     3,157,165
                                                                              2006   1.173       1.220     3,242,456
                                                                              2005   1.169       1.173     3,292,048
 Pioneer Value VCT Subaccount (Class II) (6/03).............................. 2007   1.496       1.490            --
                                                                              2006   1.327       1.496     1,374,128
                                                                              2005   1.295       1.327     1,441,581
 Pioneer VCT Emerging Markets Subaccount (Class II) (6/03)................... 2014   2.690       2.644            --
                                                                              2013   2.809       2.690       537,087
                                                                              2012   2.569       2.809       561,765
                                                                              2011   3.434       2.569       625,755
                                                                              2010   3.034       3.434       781,303
                                                                              2009   1.780       3.034       847,994
                                                                              2008   4.361       1.780       899,804
                                                                              2007   3.127       4.361       888,453
                                                                              2006   2.356       3.127       836,134
                                                                              2005   1.748       2.356       830,575
 Pioneer VCT Equity Income Subaccount (Class II) (6/03)...................... 2014   2.070       2.111            --
                                                                              2013   1.640       2.070       472,971
                                                                              2012   1.524       1.640       628,815
                                                                              2011   1.471       1.524       689,112
                                                                              2010   1.260       1.471       806,463
                                                                              2009   1.130       1.260       879,174
                                                                              2008   1.660       1.130       975,915
                                                                              2007   1.686       1.660     1,432,208
                                                                              2006   1.410       1.686     1,532,638
                                                                              2005   1.364       1.410     1,283,349
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05)......... 2014   1.362       1.376            --
                                                                              2013   1.166       1.362       952,755
                                                                              2012   1.065       1.166     1,167,769
                                                                              2011   1.124       1.065     1,377,462
                                                                              2010   1.000       1.124     1,570,562
                                                                              2009   0.770       1.000     1,812,567
                                                                              2008   1.211       0.770     1,543,406
                                                                              2007   1.170       1.211     1,419,119
                                                                              2006   1.061       1.170       876,134
                                                                              2005   0.983       1.061       250,903
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05)....... 2014   1.354       1.369            --
                                                                              2013   1.189       1.354     1,749,622
                                                                              2012   1.089       1.189     1,918,696
                                                                              2011   1.135       1.089     2,067,827
                                                                              2010   1.018       1.135     2,210,585
                                                                              2009   0.791       1.018     2,605,337
                                                                              2008   1.172       0.791     2,390,595
                                                                              2007   1.133       1.172     3,543,429
                                                                              2006   1.046       1.133     3,284,834
                                                                              2005   0.992       1.046       246,920

                    PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                UNIT      UNIT     NUMBER OF
                                                                               VALUE      VALUE      UNITS
                                                                                 AT        AT     OUTSTANDING
                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                        YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------- ------ ----------- -------- ------------
 Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)............. 2014   2.245       2.524       369,042
                                                                     2013   1.727       2.245       413,567
                                                                     2012   1.592       1.727       538,324
                                                                     2011   1.726       1.592       605,469
                                                                     2010   1.495       1.726       656,930
                                                                     2009   1.219       1.495       773,883
                                                                     2008   1.880       1.219       892,997
                                                                     2007   1.822       1.880     1,117,636
                                                                     2006   1.658       1.822     1,177,147
                                                                     2005   1.572       1.658     1,410,045
 Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03)........ 2014   2.358       3.015       223,368
                                                                     2013   2.372       2.358       283,421
                                                                     2012   2.087       2.372       369,945
                                                                     2011   1.942       2.087       440,594
                                                                     2010   1.542       1.942       592,449
                                                                     2009   1.197       1.542       587,213
                                                                     2008   1.984       1.197       694,761
                                                                     2007   2.504       1.984       822,280
                                                                     2006   1.874       2.504     1,079,885
                                                                     2005   1.666       1.874     1,089,109





                              PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.15%
                                                                                        UNIT      UNIT     NUMBER OF
                                                                                       VALUE      VALUE      UNITS
                                                                                         AT        AT     OUTSTANDING
                                                                                     BEGINNING   END OF       AT
PORTFOLIO NAME                                                                YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Subaccount (Series II) (6/03)................ 2007   1.401       1.491            --
                                                                             2006   1.350       1.401       308,654
                                                                             2005   1.270       1.350        77,885
 AIM V.I. Mid Cap Core Equity Subaccount (Series II) (6/03)................. 2008   1.680       1.657            --
                                                                             2007   1.571       1.680        59,267
                                                                             2006   1.446       1.571        90,985
                                                                             2005   1.378       1.446        88,840
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (6/03)........... 2014   2.030       2.160        82,480
                                                                             2013   1.599       2.030       164,995
                                                                             2012   1.459       1.599       223,702
                                                                             2011   1.407       1.459       220,200
                                                                             2010   1.191       1.407       223,861
                                                                             2009   1.037       1.191       268,280
                                                                             2008   1.454       1.037       321,138
                                                                             2007   1.527       1.454       313,753
                                                                             2006   1.332       1.527       418,836
                                                                             2005   1.316       1.332       396,391
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (6/03)....... 2014   2.326       2.446        43,164
                                                                             2013   1.720       2.326        46,075
                                                                             2012   1.585       1.720        63,877
                                                                             2011   1.702       1.585        67,983
                                                                             2010   1.363       1.702        73,650
                                                                             2009   0.970       1.363        99,505
                                                                             2008   1.723       0.970       110,223
                                                                             2007   1.583       1.723       112,889
                                                                             2006   1.488       1.583       148,966
                                                                             2005   1.451       1.488        95,631
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)................... 2014   2.265       1.970        50,957
                                                                             2013   1.882       2.265        57,853
                                                                             2012   1.626       1.882        64,326
                                                                             2011   1.859       1.626        69,229
                                                                             2010   1.752       1.859        67,513
                                                                             2009   1.306       1.752        68,376
                                                                             2008   2.239       1.306       116,112
                                                                             2007   1.982       2.239       117,549
                                                                             2006   1.667       1.982       184,551
                                                                             2005   1.546       1.667       110,261

                           PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)....... 2014   2.373       2.789        97,948
                                                                                   2013   1.645       2.373       118,549
                                                                                   2012   1.419       1.645       143,047
                                                                                   2011   1.419       1.419       153,344
                                                                                   2010   1.163       1.419       161,174
                                                                                   2009   0.885       1.163       226,602
                                                                                   2008   1.522       0.885       246,318
                                                                                   2007   1.587       1.522       262,572
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............ 2014   1.934       1.941            --
                                                                                   2013   1.495       1.934        17,931
                                                                                   2012   1.329       1.495        17,939
                                                                                   2011   1.447       1.329        17,948
                                                                                   2010   1.268       1.447        17,959
                                                                                   2009   1.002       1.268        17,971
                                                                                   2008   1.614       1.002        36,864
                                                                                   2007   1.691       1.614        25,033
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (4/07)........... 2014   1.619       1.798        40,583
                                                                                   2013   1.316       1.619        43,721
                                                                                   2012   1.179       1.316        47,583
                                                                                   2011   1.118       1.179        52,139
                                                                                   2010   1.019       1.118        57,805
                                                                                   2009   0.849       1.019        73,194
                                                                                   2008   1.334       0.849        77,327
                                                                                   2007   1.334       1.334        82,123
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class II) (4/05)...................................... 2007   1.190       1.245            --
                                                                                   2006   1.031       1.190        23,578
                                                                                   2005   0.976       1.031            --
 LMPVPI Total Return Subaccount (Class II) (6/03)................................. 2007   1.305       1.340            --
                                                                                   2006   1.188       1.305        99,656
                                                                                   2005   1.179       1.188        86,853
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class II) (6/03)........................... 2007   1.550       1.601            --
                                                                                   2006   1.430       1.550       242,432
                                                                                   2005   1.333       1.430       231,109
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (5/10) *.......................... 2014   1.880       1.900       104,494
                                                                                   2013   1.756       1.880       105,706
                                                                                   2012   1.540       1.756       139,453
                                                                                   2011   1.537       1.540       146,598
                                                                                   2010   1.460       1.537       173,962
 MIST Invesco Comstock Subaccount (Class B) (4/14)................................ 2014   2.101       2.226        43,919
 MIST Met/AIM Capital Appreciation Subaccount (Class E) (4/07) *.................. 2009   0.858       0.814            --
                                                                                   2008   1.531       0.858       293,714
                                                                                   2007   1.472       1.531       299,973
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/14)............ 2014   2.449       2.319        27,769
                                                                                   2014   3.223       2.449            --
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *........... 2014   2.087       1.901        12,962
                                                                                   2013   1.788       2.087        12,927
                                                                                   2012   1.566       1.788        16,962
                                                                                   2011   1.791       1.566        16,546
                                                                                   2010   1.643       1.791        23,282
                                                                                   2009   1.276       1.643        27,209
                                                                                   2008   2.262       1.276        29,520
                                                                                   2007   2.162       2.262        25,320
 MIST MLA Mid Cap Subaccount (Class B) (4/08)..................................... 2013   1.030       1.114            --
                                                                                   2012   1.000       1.030        74,774
                                                                                   2011   1.078       1.000        81,209
                                                                                   2010   0.897       1.078        95,612
                                                                                   2009   0.670       0.897       102,789
                                                                                   2008   1.064       0.670       110,720
 MIST Oppenheimer Capital Appreciation Subaccount (Class B) (4/06)................ 2012   0.864       0.969            --

                      PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2011   0.895       0.864       277,092
                                                                        2010   0.836       0.895       272,469
                                                                        2009   0.594       0.836       310,871
                                                                        2008   1.123       0.594       477,575
                                                                        2007   1.004       1.123       505,075
                                                                        2006   0.994       1.004       528,129
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *.......... 2014   1.302       1.302       141,456
                                                                        2013   1.047       1.302       200,930
                                                                        2012   0.883       1.047       230,665
                                                                        2011   0.985       0.883       220,777
                                                                        2010   0.868       0.985       231,595
                                                                        2009   0.634       0.868       295,506
                                                                        2008   1.090       0.634       356,402
                                                                        2007   1.048       1.090       365,660
                                                                        2006   0.996       1.048       438,088
 MIST PIMCO Total Return Subaccount (Class B) (5/11)................... 2014   1.452       1.481       174,255
                                                                        2013   1.512       1.452       193,908
                                                                        2012   1.414       1.512       397,814
                                                                        2011   1.426       1.414       344,649
 MIST Pioneer Fund Subaccount (Class B) (5/11)......................... 2014   1.850       2.008        85,342
                                                                        2013   1.424       1.850       111,123
                                                                        2012   1.318       1.424       100,233
                                                                        2011   1.504       1.318       107,718
 MIST Pioneer Strategic Income Subaccount (Class E) (5/09)............. 2014   1.535       1.569       100,723
                                                                        2013   1.546       1.535       115,289
                                                                        2012   1.418       1.546       115,675
                                                                        2011   1.400       1.418       122,902
                                                                        2010   1.277       1.400       147,323
                                                                        2009   1.048       1.277       114,049
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)........ 2014   1.943       2.112        28,858
Metropolitan Series Fund
 MSF BlackRock Capital Appreciation Subaccount (Class E) (5/09)........ 2014   1.601       1.703       281,608
                                                                        2013   1.220       1.601       301,210
                                                                        2012   1.092       1.220       316,036
                                                                        2011   1.227       1.092       324,275
                                                                        2010   1.048       1.227       339,922
                                                                        2009   0.836       1.048       361,746
 MSF BlackRock Money Market Subaccount (Class A) (4/06)................ 2014   0.944       0.924       391,009
                                                                        2013   0.965       0.944       493,586
                                                                        2012   0.986       0.965       270,151
                                                                        2011   1.007       0.986       516,572
                                                                        2010   1.029       1.007       818,186
                                                                        2009   1.047       1.029       817,087
                                                                        2008   1.040       1.047        36,968
                                                                        2007   1.011       1.040       149,267
                                                                        2006   0.993       1.011       142,957
 MSF Jennison Growth Subaccount (Class B) (4/12)....................... 2014   1.238       1.317       198,895
                                                                        2013   0.925       1.238       239,930
                                                                        2012   0.960       0.925       275,292
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/14)........... 2014   1.267       1.306       516,718
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/14)........... 2014   1.242       1.288       831,274
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/07)............. 2014   1.301       1.380        71,997
                                                                        2013   1.120       1.301        71,997
                                                                        2012   1.028       1.120       106,720
                                                                        2011   1.028       1.028       136,976
                                                                        2010   0.957       1.028       136,989
                                                                        2009   0.827       0.957       137,002
                                                                        2008   1.088       0.827        30,295
                                                                        2007   1.111       1.088        30,295
 MSF MFS(Reg. TM) Value Subaccount (Class B) (4/14).................... 2014   1.173       1.271        29,825
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13).............. 2014   1.394       1.360        57,999
                                                                        2013   1.122       1.394        60,534
Money Market Portfolio
 Money Market Subaccount (5/03)........................................ 2006   0.986       0.993            --

                          PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2005   0.979       0.986       248,822
Oppenheimer Variable Account Funds
 Oppenheimer Capital Appreciation Subaccount/VA (Service Shares) (6/03)........ 2006   1.315       1.372            --
                                                                                2005   1.281       1.315       221,975
 Oppenheimer Global Securities Subaccount/VA (Service Shares) (6/03)........... 2006   1.828       1.987            --
                                                                                2005   1.638       1.828       223,985
Pioneer Variable Contracts Trust
 Pioneer America Income VCT Subaccount (Class II) (5/03)....................... 2007   1.006       1.039            --
                                                                                2006   0.996       1.006        56,049
                                                                                2005   1.000       0.996        44,531
 Pioneer AmPac Growth VCT Subaccount (Class II) (4/04)......................... 2006   0.987       1.105            --
                                                                                2005   0.997       0.987            --
 Pioneer Balanced VCT Subaccount (Class II) (6/03)............................. 2006   1.149       1.216            --
                                                                                2005   1.132       1.149         2,967
 Pioneer Bond VCT Subaccount (Class II) (11/07)................................ 2011   1.295       1.321            --
                                                                                2010   1.215       1.295       171,630
                                                                                2009   1.058       1.215       115,224
                                                                                2008   1.091       1.058        78,500
                                                                                2007   1.079       1.091        89,484
 Pioneer Disciplined Value VCT Subaccount (Class II) (3/05).................... 2014   1.325       1.318            --
                                                                                2013   1.053       1.325        28,941
                                                                                2012   0.973       1.053        28,955
                                                                                2011   1.032       0.973        28,973
                                                                                2010   0.965       1.032        28,993
                                                                                2009   0.852       0.965        36,129
                                                                                2008   1.290       0.852        54,038
                                                                                2007   1.239       1.290        58,333
                                                                                2006   1.081       1.239        55,535
                                                                                2005   0.986       1.081        13,622
 Pioneer Equity Opportunity VCT Subaccount (Class II) (5/05)................... 2007   1.237       1.355            --
                                                                                2006   1.060       1.237            --
                                                                                2005   0.977       1.060            --
 Pioneer Europe VCT Subaccount (Class II) (6/03)............................... 2006   1.560       1.971            --
                                                                                2005   1.478       1.560         4,830
 Pioneer Fund VCT Subaccount (Class II) (6/03)................................. 2011   1.412       1.507            --
                                                                                2010   1.247       1.412       136,163
                                                                                2009   1.020       1.247       150,110
                                                                                2008   1.588       1.020       158,751
                                                                                2007   1.548       1.588       162,217
                                                                                2006   1.359       1.548       117,980
                                                                                2005   1.311       1.359       117,626
 Pioneer Global High Yield VCT Subaccount (Class II) (3/05).................... 2009   0.730       0.727            --
                                                                                2008   1.135       0.730       149,029
                                                                                2007   1.136       1.135       169,339
                                                                                2006   1.036       1.136       188,898
                                                                                2005   0.996       1.036        85,592
 Pioneer High Yield VCT Subaccount (Class II) (6/03)........................... 2010   1.301       1.393            --
                                                                                2009   0.831       1.301       387,013
                                                                                2008   1.319       0.831       394,407
                                                                                2007   1.277       1.319       393,517
                                                                                2006   1.205       1.277       494,613
                                                                                2005   1.211       1.205       565,829
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) (4/05)....... 2009   0.734       0.701            --
                                                                                2008   1.245       0.734       148,546
                                                                                2007   1.210       1.245       138,650
                                                                                2006   1.080       1.210       138,679
                                                                                2005   1.003       1.080            --
 Pioneer Independence VCT Subaccount (Class II) (6/03)......................... 2009   0.676       0.711            --
                                                                                2008   1.355       0.676       185,424
                                                                                2007   1.289       1.355       185,452
                                                                                2006   1.208       1.289       185,476
                                                                                2005   1.196       1.208        12,915
 Pioneer International Value VCT Subaccount (Class II) (6/03).................. 2009   1.198       1.093            --

                         PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2008   2.232       1.198        36,978
                                                                              2007   2.014       2.232        39,744
                                                                              2006   1.679       2.014        37,899
                                                                              2005   1.489       1.679        19,033
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) (4/04)......... 2009   0.742       0.762            --
                                                                              2008   1.229       0.742         1,906
                                                                              2007   1.161       1.229         1,655
                                                                              2006   1.154       1.161        13,570
                                                                              2005   1.090       1.154        13,425
 Pioneer Small and Mid Cap Growth VCT Subaccount (Class II) (4/04)........... 2007   1.155       1.358            --
                                                                              2006   1.094       1.155        35,839
                                                                              2005   1.069       1.094            --
 Pioneer Small Cap Value VCT Subaccount (Class II) (6/03).................... 2009   1.058       1.008            --
                                                                              2008   1.747       1.058       116,076
                                                                              2007   1.923       1.747       107,285
                                                                              2006   1.722       1.923       129,725
                                                                              2005   1.583       1.722       110,661
 Pioneer Small Company VCT Subaccount (Class II) (6/03)...................... 2006   1.411       1.495            --
                                                                              2005   1.418       1.411         1,595
 Pioneer Strategic Income VCT Subaccount (Class II) (5/03)................... 2009   1.093       1.154            --
                                                                              2008   1.265       1.093        79,983
                                                                              2007   1.218       1.265       111,506
                                                                              2006   1.171       1.218       136,426
                                                                              2005   1.167       1.171       185,000
 Pioneer Value VCT Subaccount (Class II) (6/03).............................. 2007   1.493       1.487            --
                                                                              2006   1.326       1.493        63,992
                                                                              2005   1.294       1.326        65,701
 Pioneer VCT Emerging Markets Subaccount (Class II) (6/03)................... 2014   2.675       2.629            --
                                                                              2013   2.795       2.675        28,245
                                                                              2012   2.558       2.795        32,896
                                                                              2011   3.421       2.558        32,379
                                                                              2010   3.023       3.421        33,403
                                                                              2009   1.775       3.023        32,633
                                                                              2008   4.350       1.775        45,130
                                                                              2007   3.121       4.350        39,913
                                                                              2006   2.353       3.121        40,788
                                                                              2005   1.747       2.353        33,414
 Pioneer VCT Equity Income Subaccount (Class II) (6/03)...................... 2014   2.058       2.099            --
                                                                              2013   1.632       2.058        39,039
                                                                              2012   1.517       1.632        59,593
                                                                              2011   1.465       1.517        52,134
                                                                              2010   1.256       1.465        56,089
                                                                              2009   1.126       1.256        74,063
                                                                              2008   1.656       1.126        96,522
                                                                              2007   1.683       1.656       108,739
                                                                              2006   1.408       1.683       235,456
                                                                              2005   1.363       1.408       245,788
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05)......... 2014   1.356       1.370            --
                                                                              2013   1.162       1.356       649,179
                                                                              2012   1.061       1.162       673,855
                                                                              2011   1.121       1.061       681,258
                                                                              2010   0.998       1.121       692,934
                                                                              2009   0.769       0.998       690,626
                                                                              2008   1.210       0.769       590,188
                                                                              2007   1.169       1.210       353,737
                                                                              2006   1.060       1.169       222,894
                                                                              2005   0.983       1.060        13,052
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05)....... 2014   1.348       1.363            --
                                                                              2013   1.185       1.348       317,369
                                                                              2012   1.085       1.185       357,010
                                                                              2011   1.132       1.085       424,014
                                                                              2010   1.015       1.132       435,153
                                                                              2009   0.789       1.015       395,998
                                                                              2008   1.171       0.789       523,488
                                                                              2007   1.132       1.171       491,924
                                                                              2006   1.045       1.132       390,965
                                                                              2005   0.992       1.045       159,282

                    PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                                UNIT      UNIT     NUMBER OF
                                                                               VALUE      VALUE      UNITS
                                                                                 AT        AT     OUTSTANDING
                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                        YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------- ------ ----------- -------- ------------
 Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)............. 2014   2.233       2.509        23,658
                                                                     2013   1.719       2.233        42,308
                                                                     2012   1.585       1.719        37,081
                                                                     2011   1.720       1.585        37,934
                                                                     2010   1.490       1.720        39,021
                                                                     2009   1.216       1.490        45,751
                                                                     2008   1.875       1.216        69,079
                                                                     2007   1.819       1.875        69,903
                                                                     2006   1.655       1.819       138,595
                                                                     2005   1.571       1.655       163,449
 Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03)........ 2014   2.346       2.997        51,800
                                                                     2013   2.360       2.346        61,228
                                                                     2012   2.078       2.360        68,150
                                                                     2011   1.934       2.078        76,700
                                                                     2010   1.537       1.934       101,546
                                                                     2009   1.194       1.537       135,067
                                                                     2008   1.979       1.194       122,805
                                                                     2007   2.500       1.979       140,036
                                                                     2006   1.871       2.500       150,631
                                                                     2005   1.664       1.871       153,453





                              PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.20%
                                                                                        UNIT      UNIT     NUMBER OF
                                                                                       VALUE      VALUE      UNITS
                                                                                         AT        AT     OUTSTANDING
                                                                                     BEGINNING   END OF       AT
PORTFOLIO NAME                                                                YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Subaccount (Series II) (6/03)................ 2007   1.318       1.402            --
                                                                             2006   1.271       1.318       152,458
                                                                             2005   1.196       1.271        97,463
 AIM V.I. Mid Cap Core Equity Subaccount (Series II) (6/03)................. 2008   1.522       1.501            --
                                                                             2007   1.424       1.522       205,972
                                                                             2006   1.311       1.424       197,598
                                                                             2005   1.250       1.311       112,316
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (6/03)........... 2014   1.917       2.039       402,831
                                                                             2013   1.511       1.917       569,281
                                                                             2012   1.380       1.511       610,890
                                                                             2011   1.331       1.380       672,651
                                                                             2010   1.127       1.331       762,084
                                                                             2009   0.982       1.127       832,038
                                                                             2008   1.377       0.982       869,715
                                                                             2007   1.447       1.377       893,429
                                                                             2006   1.263       1.447       659,851
                                                                             2005   1.248       1.263       308,492
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (6/03)....... 2014   2.126       2.235       219,359
                                                                             2013   1.573       2.126       319,854
                                                                             2012   1.451       1.573       341,064
                                                                             2011   1.558       1.451       382,611
                                                                             2010   1.248       1.558       416,400
                                                                             2009   0.889       1.248       443,376
                                                                             2008   1.580       0.889       291,442
                                                                             2007   1.452       1.580       263,082
                                                                             2006   1.365       1.452       209,223
                                                                             2005   1.332       1.365       142,230
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)................... 2014   2.054       1.786       679,678
                                                                             2013   1.708       2.054       810,535
                                                                             2012   1.477       1.708       892,122
                                                                             2011   1.689       1.477       974,513
                                                                             2010   1.593       1.689     1,045,008
                                                                             2009   1.188       1.593     1,143,831
                                                                             2008   2.037       1.188     1,222,137
                                                                             2007   1.804       2.037     1,379,337
                                                                             2006   1.518       1.804     1,194,699
                                                                             2005   1.409       1.518       976,249

                           PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)....... 2014   2.166       2.545       519,533
                                                                                   2013   1.503       2.166       497,629
                                                                                   2012   1.297       1.503       517,081
                                                                                   2011   1.298       1.297       748,771
                                                                                   2010   1.064       1.298       705,100
                                                                                   2009   0.810       1.064       607,206
                                                                                   2008   1.394       0.810       647,413
                                                                                   2007   1.453       1.394       662,431
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............ 2014   1.743       1.749            --
                                                                                   2013   1.348       1.743       272,027
                                                                                   2012   1.199       1.348       180,451
                                                                                   2011   1.306       1.199       204,240
                                                                                   2010   1.145       1.306       243,750
                                                                                   2009   0.905       1.145       240,105
                                                                                   2008   1.459       0.905       244,917
                                                                                   2007   1.529       1.459       261,378
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (4/07)........... 2014   1.527       1.695     2,035,447
                                                                                   2013   1.242       1.527     1,822,094
                                                                                   2012   1.113       1.242     1,569,072
                                                                                   2011   1.056       1.113     1,540,342
                                                                                   2010   0.963       1.056     1,681,761
                                                                                   2009   0.803       0.963     1,815,238
                                                                                   2008   1.262       0.803     1,630,635
                                                                                   2007   1.262       1.262     1,496,484
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class II) (4/05)...................................... 2007   1.189       1.243            --
                                                                                   2006   1.031       1.189        65,700
                                                                                   2005   0.976       1.031        21,725
 LMPVPI Total Return Subaccount (Class II) (6/03)................................. 2007   1.235       1.268            --
                                                                                   2006   1.125       1.235       853,550
                                                                                   2005   1.117       1.125        93,889
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class II) (6/03)........................... 2007   1.420       1.467            --
                                                                                   2006   1.311       1.420       732,486
                                                                                   2005   1.222       1.311       154,342
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (5/10) *.......................... 2014   1.870       1.889     1,372,075
                                                                                   2013   1.748       1.870     1,589,520
                                                                                   2012   1.534       1.748     1,759,081
                                                                                   2011   1.532       1.534     1,841,239
                                                                                   2010   1.455       1.532     1,884,532
 MIST Invesco Comstock Subaccount (Class B) (4/14)................................ 2014   1.892       2.004       753,109
 MIST Met/AIM Capital Appreciation Subaccount (Class E) (4/07) *.................. 2009   0.807       0.765            --
                                                                                   2008   1.440       0.807       242,182
                                                                                   2007   1.385       1.440       226,750
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/14)............ 2014   2.196       2.078       759,164
                                                                                   2014   2.898       2.196            --
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *........... 2014   1.903       1.732       341,181
                                                                                   2013   1.631       1.903       375,954
                                                                                   2012   1.429       1.631       423,883
                                                                                   2011   1.636       1.429       514,171
                                                                                   2010   1.501       1.636       542,075
                                                                                   2009   1.166       1.501       554,678
                                                                                   2008   2.069       1.166       586,996
                                                                                   2007   1.978       2.069        13,231
 MIST MLA Mid Cap Subaccount (Class B) (4/08)..................................... 2013   1.026       1.110            --
                                                                                   2012   0.996       1.026       473,681
                                                                                   2011   1.075       0.996       505,149
                                                                                   2010   0.895       1.075       463,499
                                                                                   2009   0.669       0.895       398,822
                                                                                   2008   1.063       0.669       378,102
 MIST Oppenheimer Capital Appreciation Subaccount (Class B) (4/06)................ 2012   0.861       0.966            --

                      PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2011   0.893       0.861        629,019
                                                                        2010   0.834       0.893        688,766
                                                                        2009   0.593       0.834        894,060
                                                                        2008   1.122       0.593        677,434
                                                                        2007   1.004       1.122        600,677
                                                                        2006   0.994       1.004        505,262
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *.......... 2014   1.297       1.296        420,983
                                                                        2013   1.043       1.297        465,503
                                                                        2012   0.880       1.043        585,544
                                                                        2011   0.982       0.880        712,965
                                                                        2010   0.866       0.982        739,403
                                                                        2009   0.633       0.866        845,006
                                                                        2008   1.089       0.633        896,168
                                                                        2007   1.047       1.089        844,005
                                                                        2006   0.996       1.047        747,772
 MIST PIMCO Total Return Subaccount (Class B) (5/11)................... 2014   1.411       1.439      2,841,353
                                                                        2013   1.471       1.411      3,776,771
                                                                        2012   1.376       1.471      3,883,138
                                                                        2011   1.388       1.376      4,148,350
 MIST Pioneer Fund Subaccount (Class B) (5/11)......................... 2014   1.724       1.870        529,655
                                                                        2013   1.328       1.724        630,695
                                                                        2012   1.230       1.328        682,775
                                                                        2011   1.404       1.230        738,972
 MIST Pioneer Strategic Income Subaccount (Class E) (5/09)............. 2014   1.527       1.560      3,720,769
                                                                        2013   1.539       1.527      4,100,327
                                                                        2012   1.412       1.539      4,565,747
                                                                        2011   1.395       1.412      4,867,441
                                                                        2010   1.273       1.395      5,177,999
                                                                        2009   1.045       1.273      5,102,042
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)........ 2014   1.751       1.903        107,878
Metropolitan Series Fund
 MSF BlackRock Capital Appreciation Subaccount (Class E) (5/09)........ 2014   1.501       1.597        260,063
                                                                        2013   1.145       1.501        401,013
                                                                        2012   1.025       1.145        367,667
                                                                        2011   1.152       1.025        355,840
                                                                        2010   0.985       1.152        308,470
                                                                        2009   0.786       0.985        259,101
 MSF BlackRock Money Market Subaccount (Class A) (4/06)................ 2014   0.941       0.921      4,768,675
                                                                        2013   0.962       0.941      4,784,533
                                                                        2012   0.984       0.962      5,447,560
                                                                        2011   1.005       0.984      5,574,947
                                                                        2010   1.028       1.005      5,758,011
                                                                        2009   1.046       1.028      7,628,176
                                                                        2008   1.040       1.046      7,012,301
                                                                        2007   1.012       1.040      4,380,223
                                                                        2006   0.993       1.012      4,014,525
 MSF Jennison Growth Subaccount (Class B) (4/12)....................... 2014   1.233       1.312        542,425
                                                                        2013   0.922       1.233        574,082
                                                                        2012   0.960       0.922        614,203
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/14)........... 2014   1.262       1.300     25,102,270
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/14)........... 2014   1.237       1.282     64,658,583
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/07)............. 2014   1.296       1.374      1,685,105
                                                                        2013   1.116       1.296      1,688,527
                                                                        2012   1.025       1.116      1,660,269
                                                                        2011   1.026       1.025      1,802,616
                                                                        2010   0.955       1.026      1,854,385
                                                                        2009   0.825       0.955      2,276,123
                                                                        2008   1.087       0.825      1,231,684
                                                                        2007   1.110       1.087        562,973
 MSF MFS(Reg. TM) Value Subaccount (Class B) (4/14).................... 2014   1.172       1.270        496,696
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13).............. 2014   1.388       1.354        379,861
                                                                        2013   1.117       1.388        441,462
Money Market Portfolio
 Money Market Subaccount (5/03)........................................ 2006   0.987       0.993             --

                          PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2005   0.980       0.987     1,262,740
Oppenheimer Variable Account Funds
 Oppenheimer Capital Appreciation Subaccount/VA (Service Shares) (6/03)........ 2006   1.231       1.284            --
                                                                                2005   1.200       1.231       188,337
 Oppenheimer Global Securities Subaccount/VA (Service Shares) (6/03)........... 2006   1.642       1.784            --
                                                                                2005   1.472       1.642       176,550
Pioneer Variable Contracts Trust
 Pioneer America Income VCT Subaccount (Class II) (5/03)....................... 2007   0.994       1.027            --
                                                                                2006   0.985       0.994       413,296
                                                                                2005   0.990       0.985       138,047
 Pioneer AmPac Growth VCT Subaccount (Class II) (4/04)......................... 2006   0.986       1.103            --
                                                                                2005   0.996       0.986        42,144
 Pioneer Balanced VCT Subaccount (Class II) (6/03)............................. 2006   1.084       1.146            --
                                                                                2005   1.068       1.084       186,257
 Pioneer Bond VCT Subaccount (Class II) (11/07)................................ 2011   1.293       1.319            --
                                                                                2010   1.213       1.293     1,855,668
                                                                                2009   1.057       1.213     1,716,896
                                                                                2008   1.090       1.057     1,132,743
                                                                                2007   1.079       1.090       851,738
 Pioneer Disciplined Value VCT Subaccount (Class II) (3/05).................... 2014   1.319       1.312            --
                                                                                2013   1.049       1.319       652,140
                                                                                2012   0.970       1.049       773,347
                                                                                2011   1.029       0.970       838,235
                                                                                2010   0.963       1.029     1,002,389
                                                                                2009   0.850       0.963       971,619
                                                                                2008   1.289       0.850     1,152,185
                                                                                2007   1.238       1.289       738,635
                                                                                2006   1.080       1.238       648,536
                                                                                2005   0.986       1.080       247,718
 Pioneer Equity Opportunity VCT Subaccount (Class II) (5/05)................... 2007   1.236       1.354            --
                                                                                2006   1.060       1.236         4,418
                                                                                2005   0.977       1.060        19,224
 Pioneer Europe VCT Subaccount (Class II) (6/03)............................... 2006   1.454       1.837            --
                                                                                2005   1.379       1.454        26,518
 Pioneer Fund VCT Subaccount (Class II) (6/03)................................. 2011   1.318       1.407            --
                                                                                2010   1.164       1.318       782,086
                                                                                2009   0.953       1.164       827,996
                                                                                2008   1.484       0.953       870,388
                                                                                2007   1.448       1.484       876,327
                                                                                2006   1.272       1.448       455,560
                                                                                2005   1.227       1.272       394,294
 Pioneer Global High Yield VCT Subaccount (Class II) (3/05).................... 2009   0.729       0.725            --
                                                                                2008   1.133       0.729     2,782,170
                                                                                2007   1.135       1.133     2,222,632
                                                                                2006   1.035       1.135     1,424,978
                                                                                2005   0.996       1.035       114,430
 Pioneer High Yield VCT Subaccount (Class II) (6/03)........................... 2010   1.222       1.307            --
                                                                                2009   0.780       1.222     2,153,739
                                                                                2008   1.239       0.780     1,561,877
                                                                                2007   1.200       1.239     1,488,718
                                                                                2006   1.133       1.200       873,996
                                                                                2005   1.139       1.133       152,759
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) (4/05)....... 2009   0.732       0.699            --
                                                                                2008   1.243       0.732     1,046,766
                                                                                2007   1.208       1.243       901,767
                                                                                2006   1.079       1.208       783,935
                                                                                2005   1.003       1.079       471,583
 Pioneer Independence VCT Subaccount (Class II) (6/03)......................... 2009   0.637       0.670            --
                                                                                2008   1.278       0.637       187,658
                                                                                2007   1.216       1.278       177,229
                                                                                2006   1.140       1.216        37,847
                                                                                2005   1.129       1.140        10,683
 Pioneer International Value VCT Subaccount (Class II) (6/03).................. 2009   1.114       1.016            --

                         PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2008   2.077       1.114        156,850
                                                                              2007   1.875       2.077        172,734
                                                                              2006   1.563       1.875        123,275
                                                                              2005   1.387       1.563         39,036
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) (4/04)......... 2009   0.740       0.760             --
                                                                              2008   1.227       0.740        344,348
                                                                              2007   1.160       1.227        381,437
                                                                              2006   1.153       1.160        321,566
                                                                              2005   1.090       1.153        150,546
 Pioneer Small and Mid Cap Growth VCT Subaccount (Class II) (4/04)........... 2007   1.153       1.356             --
                                                                              2006   1.093       1.153         74,198
                                                                              2005   1.068       1.093         36,466
 Pioneer Small Cap Value VCT Subaccount (Class II) (6/03).................... 2009   0.945       0.900             --
                                                                              2008   1.560       0.945        318,190
                                                                              2007   1.719       1.560        300,267
                                                                              2006   1.539       1.719        252,134
                                                                              2005   1.416       1.539         87,838
 Pioneer Small Company VCT Subaccount (Class II) (6/03)...................... 2006   1.291       1.368             --
                                                                              2005   1.299       1.291          1,437
 Pioneer Strategic Income VCT Subaccount (Class II) (5/03)................... 2009   1.050       1.108             --
                                                                              2008   1.215       1.050      3,917,463
                                                                              2007   1.170       1.215      3,385,599
                                                                              2006   1.126       1.170      1,734,444
                                                                              2005   1.123       1.126        563,381
 Pioneer Value VCT Subaccount (Class II) (6/03).............................. 2007   1.405       1.399             --
                                                                              2006   1.248       1.405        199,064
                                                                              2005   1.219       1.248        146,050
 Pioneer VCT Emerging Markets Subaccount (Class II) (6/03)................... 2014   2.429       2.387             --
                                                                              2013   2.539       2.429        359,320
                                                                              2012   2.325       2.539        352,834
                                                                              2011   3.111       2.325        374,021
                                                                              2010   2.751       3.111        467,709
                                                                              2009   1.616       2.751        478,714
                                                                              2008   3.962       1.616        392,743
                                                                              2007   2.843       3.962        362,481
                                                                              2006   2.145       2.843        279,464
                                                                              2005   1.593       2.145        110,248
 Pioneer VCT Equity Income Subaccount (Class II) (6/03)...................... 2014   1.896       1.934             --
                                                                              2013   1.505       1.896        378,261
                                                                              2012   1.399       1.505        387,750
                                                                              2011   1.352       1.399        443,450
                                                                              2010   1.159       1.352        470,533
                                                                              2009   1.040       1.159        499,243
                                                                              2008   1.530       1.040        562,329
                                                                              2007   1.556       1.530        692,157
                                                                              2006   1.302       1.556        387,094
                                                                              2005   1.261       1.302        159,828
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05)......... 2014   1.350       1.364            133
                                                                              2013   1.157       1.350     60,164,655
                                                                              2012   1.058       1.157     61,614,213
                                                                              2011   1.118       1.058     64,115,693
                                                                              2010   0.996       1.118     67,093,347
                                                                              2009   0.767       0.996     69,942,656
                                                                              2008   1.208       0.767     73,180,720
                                                                              2007   1.168       1.208     60,850,809
                                                                              2006   1.060       1.168     37,017,997
                                                                              2005   0.983       1.060      1,160,964
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05)....... 2014   1.342       1.357          1,843
                                                                              2013   1.180       1.342     23,179,836
                                                                              2012   1.081       1.180     24,921,222
                                                                              2011   1.129       1.081     25,550,474
                                                                              2010   1.013       1.129     27,045,384
                                                                              2009   0.788       1.013     27,575,738
                                                                              2008   1.169       0.788     29,025,111
                                                                              2007   1.131       1.169     25,120,906
                                                                              2006   1.045       1.131     14,750,685
                                                                              2005   0.992       1.045        707,003

                    PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                UNIT      UNIT     NUMBER OF
                                                                               VALUE      VALUE      UNITS
                                                                                 AT        AT     OUTSTANDING
                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                        YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------- ------ ----------- -------- ------------
 Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)............. 2014   2.023       2.272    366,443
                                                                     2013   1.558       2.023    458,366
                                                                     2012   1.437       1.558    491,106
                                                                     2011   1.560       1.437    543,373
                                                                     2010   1.353       1.560    699,721
                                                                     2009   1.104       1.353    763,643
                                                                     2008   1.704       1.104    724,375
                                                                     2007   1.653       1.704    720,776
                                                                     2006   1.505       1.653    501,696
                                                                     2005   1.430       1.505    225,231
 Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03)........ 2014   2.250       2.873    149,362
                                                                     2013   2.265       2.250    214,102
                                                                     2012   1.995       2.265    216,119
                                                                     2011   1.858       1.995    260,473
                                                                     2010   1.477       1.858    266,952
                                                                     2009   1.148       1.477    265,718
                                                                     2008   1.904       1.148    250,224
                                                                     2007   2.406       1.904    334,000
                                                                     2006   1.802       2.406    251,457
                                                                     2005   1.603       1.802    107,773





                              PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.25%
                                                                                        UNIT      UNIT     NUMBER OF
                                                                                       VALUE      VALUE      UNITS
                                                                                         AT        AT     OUTSTANDING
                                                                                     BEGINNING   END OF       AT
PORTFOLIO NAME                                                                YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Subaccount (Series II) (6/03)................ 2007   1.169       1.243            --
                                                                             2006   1.127       1.169       100,852
                                                                             2005   1.062       1.127       102,564
 AIM V.I. Mid Cap Core Equity Subaccount (Series II) (6/03)................. 2008   1.339       1.320            --
                                                                             2007   1.253       1.339        48,930
                                                                             2006   1.155       1.253        20,570
                                                                             2005   1.101       1.155            --
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (6/03)........... 2014   1.664       1.769        17,611
                                                                             2013   1.312       1.664        73,317
                                                                             2012   1.199       1.312        83,893
                                                                             2011   1.157       1.199        84,836
                                                                             2010   0.981       1.157        95,277
                                                                             2009   0.855       0.981        97,909
                                                                             2008   1.199       0.855        27,190
                                                                             2007   1.260       1.199        28,069
                                                                             2006   1.101       1.260        23,082
                                                                             2005   1.088       1.101        21,819
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (6/03)....... 2014   1.759       1.848        15,863
                                                                             2013   1.302       1.759        17,329
                                                                             2012   1.202       1.302        18,423
                                                                             2011   1.291       1.202         8,863
                                                                             2010   1.035       1.291         9,504
                                                                             2009   0.737       1.035        10,090
                                                                             2008   1.311       0.737        13,652
                                                                             2007   1.206       1.311        45,305
                                                                             2006   1.134       1.206        27,980
                                                                             2005   1.107       1.134            --
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)................... 2014   1.674       1.454            --
                                                                             2013   1.392       1.674            --
                                                                             2012   1.204       1.392            --
                                                                             2011   1.378       1.204            --
                                                                             2010   1.300       1.378         1,289
                                                                             2009   0.970       1.300         4,681
                                                                             2008   1.665       0.970         6,651
                                                                             2007   1.475       1.665         5,990
                                                                             2006   1.242       1.475         6,566
                                                                             2005   1.153       1.242         6,907

                           PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)....... 2014   1.830       2.149        24,374
                                                                                   2013   1.270       1.830        26,488
                                                                                   2012   1.097       1.270        30,053
                                                                                   2011   1.098       1.097        60,384
                                                                                   2010   0.900       1.098        73,857
                                                                                   2009   0.686       0.900        80,596
                                                                                   2008   1.181       0.686        78,465
                                                                                   2007   1.232       1.181        76,228
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............ 2014   1.459       1.463            --
                                                                                   2013   1.129       1.459            --
                                                                                   2012   1.004       1.129            --
                                                                                   2011   1.095       1.004            --
                                                                                   2010   0.960       1.095            --
                                                                                   2009   0.759       0.960            --
                                                                                   2008   1.224       0.759            --
                                                                                   2007   1.284       1.224            --
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (4/07)........... 2014   1.422       1.577            --
                                                                                   2013   1.157       1.422            --
                                                                                   2012   1.037       1.157            --
                                                                                   2011   0.985       1.037            --
                                                                                   2010   0.898       0.985            --
                                                                                   2009   0.749       0.898            --
                                                                                   2008   1.178       0.749            --
                                                                                   2007   1.179       1.178        39,991
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class II) (4/05)...................................... 2007   1.188       1.242            --
                                                                                   2006   1.030       1.188            --
                                                                                   2005   0.976       1.030            --
 LMPVPI Total Return Subaccount (Class II) (6/03)................................. 2007   1.154       1.184            --
                                                                                   2006   1.052       1.154        22,928
                                                                                   2005   1.044       1.052            --
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class II) (6/03)........................... 2007   1.204       1.243            --
                                                                                   2006   1.112       1.204        51,528
                                                                                   2005   1.037       1.112         8,278
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (5/10) *.......................... 2014   1.690       1.707        53,703
                                                                                   2013   1.581       1.690        54,436
                                                                                   2012   1.388       1.581        58,450
                                                                                   2011   1.387       1.388        75,532
                                                                                   2010   1.318       1.387       135,492
 MIST Invesco Comstock Subaccount (Class B) (4/14)................................ 2014   1.637       1.733            --
 MIST Met/AIM Capital Appreciation Subaccount (Class E) (4/07) *.................. 2009   0.714       0.677            --
                                                                                   2008   1.276       0.714        91,316
                                                                                   2007   1.228       1.276        94,385
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/14)............ 2014   1.592       1.507        34,222
                                                                                   2014   2.108       1.592            --
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *........... 2014   1.624       1.477       125,938
                                                                                   2013   1.393       1.624       123,988
                                                                                   2012   1.221       1.393       183,252
                                                                                   2011   1.398       1.221       185,757
                                                                                   2010   1.284       1.398       246,499
                                                                                   2009   0.998       1.284       285,027
                                                                                   2008   1.771       0.998       327,394
                                                                                   2007   1.694       1.771            --
 MIST MLA Mid Cap Subaccount (Class B) (4/08)..................................... 2013   1.022       1.105            --
                                                                                   2012   0.993       1.022       169,411
                                                                                   2011   1.072       0.993       186,468
                                                                                   2010   0.893       1.072       223,296
                                                                                   2009   0.667       0.893       229,127
                                                                                   2008   1.061       0.667       251,501
 MIST Oppenheimer Capital Appreciation Subaccount (Class B) (4/06)................ 2012   0.859       0.963            --

                      PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2011   0.891       0.859        68,819
                                                                        2010   0.833       0.891        70,502
                                                                        2009   0.593       0.833        65,912
                                                                        2008   1.121       0.593        68,441
                                                                        2007   1.003       1.121       108,075
                                                                        2006   0.994       1.003        88,431
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *.......... 2014   1.292       1.291         8,781
                                                                        2013   1.040       1.292       109,254
                                                                        2012   0.878       1.040       123,573
                                                                        2011   0.980       0.878       171,178
                                                                        2010   0.865       0.980       182,880
                                                                        2009   0.633       0.865       200,176
                                                                        2008   1.088       0.633       186,927
                                                                        2007   1.047       1.088       195,182
                                                                        2006   0.996       1.047       213,066
 MIST PIMCO Total Return Subaccount (Class B) (5/11)................... 2014   1.394       1.420         8,980
                                                                        2013   1.453       1.394        29,696
                                                                        2012   1.360       1.453        25,290
                                                                        2011   1.373       1.360        24,862
 MIST Pioneer Fund Subaccount (Class B) (5/11)......................... 2014   1.542       1.673            --
                                                                        2013   1.189       1.542       103,378
                                                                        2012   1.102       1.189       115,727
                                                                        2011   1.258       1.102       118,734
 MIST Pioneer Strategic Income Subaccount (Class E) (5/09)............. 2014   1.544       1.577       212,610
                                                                        2013   1.557       1.544       294,705
                                                                        2012   1.429       1.557       324,350
                                                                        2011   1.413       1.429       312,669
                                                                        2010   1.289       1.413       312,156
                                                                        2009   1.059       1.289       315,972
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)........ 2014   1.465       1.591            --
Metropolitan Series Fund
 MSF BlackRock Capital Appreciation Subaccount (Class E) (5/09)........ 2014   1.326       1.410            --
                                                                        2013   1.012       1.326        78,802
                                                                        2012   0.906       1.012        83,631
                                                                        2011   1.019       0.906        87,639
                                                                        2010   0.872       1.019        98,884
                                                                        2009   0.696       0.872       100,754
 MSF BlackRock Money Market Subaccount (Class A) (4/06)................ 2014   0.947       0.926        22,502
                                                                        2013   0.968       0.947        35,188
                                                                        2012   0.991       0.968        31,491
                                                                        2011   1.013       0.991       169,646
                                                                        2010   1.036       1.013        38,483
                                                                        2009   1.055       1.036        62,582
                                                                        2008   1.049       1.055        13,530
                                                                        2007   1.022       1.049        24,586
                                                                        2006   1.003       1.022        16,140
 MSF Jennison Growth Subaccount (Class B) (4/12)....................... 2014   1.228       1.306       161,757
                                                                        2013   0.919       1.228        21,135
                                                                        2012   0.960       0.919        21,152
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/14)........... 2014   1.257       1.294     1,022,027
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/14)........... 2014   1.232       1.276       180,194
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/07)............. 2014   1.291       1.368        76,785
                                                                        2013   1.113       1.291        90,414
                                                                        2012   1.023       1.113       104,902
                                                                        2011   1.024       1.023       113,808
                                                                        2010   0.953       1.024       121,799
                                                                        2009   0.824       0.953       131,336
                                                                        2008   1.086       0.824       134,127
                                                                        2007   1.109       1.086       193,463
 MSF MFS(Reg. TM) Value Subaccount (Class B) (4/14).................... 2014   1.172       1.269        51,300
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13).............. 2014   1.382       1.347       105,519
                                                                        2013   1.113       1.382       104,748
Money Market Portfolio
 Money Market Subaccount (5/03)........................................ 2006   0.997       1.003            --

                          PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2005   0.991       0.997        15,391
Oppenheimer Variable Account Funds
 Oppenheimer Capital Appreciation Subaccount/VA (Service Shares) (6/03)........ 2006   1.092       1.138            --
                                                                                2005   1.065       1.092         8,108
 Oppenheimer Global Securities Subaccount/VA (Service Shares) (6/03)........... 2006   1.299       1.411            --
                                                                                2005   1.165       1.299       130,974
Pioneer Variable Contracts Trust
 Pioneer America Income VCT Subaccount (Class II) (5/03)....................... 2007   0.996       1.028            --
                                                                                2006   0.987       0.996        40,869
                                                                                2005   0.992       0.987        39,202
 Pioneer AmPac Growth VCT Subaccount (Class II) (4/04)......................... 2006   0.986       1.102            --
                                                                                2005   0.996       0.986            --
 Pioneer Balanced VCT Subaccount (Class II) (6/03)............................. 2006   1.035       1.094            --
                                                                                2005   1.020       1.035         3,976
 Pioneer Bond VCT Subaccount (Class II) (11/07)................................ 2011   1.291       1.317            --
                                                                                2010   1.212       1.291        29,176
                                                                                2009   1.057       1.212        20,384
                                                                                2008   1.090       1.057        19,251
                                                                                2007   1.079       1.090        35,992
 Pioneer Disciplined Value VCT Subaccount (Class II) (3/05).................... 2014   1.314       1.306            --
                                                                                2013   1.045       1.314        47,133
                                                                                2012   0.966       1.045        51,558
                                                                                2011   1.026       0.966        52,450
                                                                                2010   0.960       1.026        55,757
                                                                                2009   0.849       0.960        60,086
                                                                                2008   1.287       0.849        58,191
                                                                                2007   1.237       1.287        57,785
                                                                                2006   1.080       1.237            --
                                                                                2005   0.986       1.080            --
 Pioneer Equity Opportunity VCT Subaccount (Class II) (5/05)................... 2007   1.235       1.352            --
                                                                                2006   1.059       1.235         3,927
                                                                                2005   0.977       1.059         3,937
 Pioneer Europe VCT Subaccount (Class II) (6/03)............................... 2006   1.257       1.586            --
                                                                                2005   1.192       1.257            --
 Pioneer Fund VCT Subaccount (Class II) (6/03)................................. 2011   1.181       1.260            --
                                                                                2010   1.044       1.181       130,249
                                                                                2009   0.855       1.044       136,301
                                                                                2008   1.332       0.855       127,614
                                                                                2007   1.300       1.332       135,240
                                                                                2006   1.143       1.300       141,624
                                                                                2005   1.103       1.143       140,572
 Pioneer Global High Yield VCT Subaccount (Class II) (3/05).................... 2009   0.727       0.724            --
                                                                                2008   1.132       0.727        16,031
                                                                                2007   1.134       1.132        17,782
                                                                                2006   1.035       1.134         1,902
                                                                                2005   0.996       1.035            --
 Pioneer High Yield VCT Subaccount (Class II) (6/03)........................... 2010   1.103       1.180            --
                                                                                2009   0.705       1.103           848
                                                                                2008   1.120       0.705           993
                                                                                2007   1.085       1.120       238,858
                                                                                2006   1.025       1.085       359,442
                                                                                2005   1.031       1.025            --
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) (4/05)....... 2009   0.731       0.698            --
                                                                                2008   1.242       0.731       131,565
                                                                                2007   1.207       1.242            --
                                                                                2006   1.079       1.207            --
                                                                                2005   1.003       1.079            --
 Pioneer Independence VCT Subaccount (Class II) (6/03)......................... 2009   0.597       0.627            --
                                                                                2008   1.197       0.597            --
                                                                                2007   1.140       1.197            --
                                                                                2006   1.069       1.140            --
                                                                                2005   1.060       1.069            --
 Pioneer International Value VCT Subaccount (Class II) (6/03).................. 2009   0.946       0.863            --

                         PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2008   1.763       0.946            --
                                                                              2007   1.593       1.763            --
                                                                              2006   1.329       1.593            --
                                                                              2005   1.180       1.329            --
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) (4/04)......... 2009   0.738       0.758            --
                                                                              2008   1.224       0.738        72,759
                                                                              2007   1.158       1.224        77,665
                                                                              2006   1.152       1.158        82,911
                                                                              2005   1.089       1.152        81,915
 Pioneer Small and Mid Cap Growth VCT Subaccount (Class II) (4/04)........... 2007   1.151       1.353            --
                                                                              2006   1.092       1.151         3,723
                                                                              2005   1.068       1.092            --
 Pioneer Small Cap Value VCT Subaccount (Class II) (6/03).................... 2009   0.757       0.721            --
                                                                              2008   1.251       0.757        41,620
                                                                              2007   1.378       1.251        34,778
                                                                              2006   1.235       1.378         5,080
                                                                              2005   1.137       1.235            --
 Pioneer Small Company VCT Subaccount (Class II) (6/03)...................... 2006   1.082       1.146            --
                                                                              2005   1.089       1.082            --
 Pioneer Strategic Income VCT Subaccount (Class II) (5/03)................... 2009   0.987       1.042            --
                                                                              2008   1.143       0.987       132,054
                                                                              2007   1.101       1.143       161,643
                                                                              2006   1.060       1.101       165,687
                                                                              2005   1.058       1.060       152,594
 Pioneer Value VCT Subaccount (Class II) (6/03).............................. 2007   1.253       1.247            --
                                                                              2006   1.113       1.253        13,181
                                                                              2005   1.088       1.113        13,647
 Pioneer VCT Emerging Markets Subaccount (Class II) (6/03)................... 2014   1.734       1.704            --
                                                                              2013   1.813       1.734        29,883
                                                                              2012   1.661       1.813        27,501
                                                                              2011   2.224       1.661        41,499
                                                                              2010   1.968       2.224        36,996
                                                                              2009   1.156       1.968        41,530
                                                                              2008   2.837       1.156        47,696
                                                                              2007   2.037       2.837        42,036
                                                                              2006   1.537       2.037        27,146
                                                                              2005   1.142       1.537            --
 Pioneer VCT Equity Income Subaccount (Class II) (6/03)...................... 2014   1.695       1.728            --
                                                                              2013   1.345       1.695            --
                                                                              2012   1.251       1.345            --
                                                                              2011   1.210       1.251            --
                                                                              2010   1.038       1.210            --
                                                                              2009   0.932       1.038            --
                                                                              2008   1.371       0.932            --
                                                                              2007   1.395       1.371            --
                                                                              2006   1.168       1.395            --
                                                                              2005   1.132       1.168            --
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05)......... 2014   1.344       1.358            --
                                                                              2013   1.153       1.344         8,981
                                                                              2012   1.054       1.153         9,013
                                                                              2011   1.114       1.054         9,049
                                                                              2010   0.993       1.114       123,368
                                                                              2009   0.766       0.993       123,409
                                                                              2008   1.206       0.766         9,172
                                                                              2007   1.167       1.206            --
                                                                              2006   1.059       1.167            --
                                                                              2005   0.983       1.059            --
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05)....... 2014   1.336       1.351            --
                                                                              2013   1.175       1.336            --
                                                                              2012   1.078       1.175        39,747
                                                                              2011   1.126       1.078        41,570
                                                                              2010   1.010       1.126        41,651
                                                                              2009   0.786       1.010        41,794
                                                                              2008   1.167       0.786        41,987
                                                                              2007   1.130       1.167        45,883
                                                                              2006   1.045       1.130        45,924
                                                                              2005   0.992       1.045        40,276

                    PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                UNIT      UNIT     NUMBER OF
                                                                               VALUE      VALUE      UNITS
                                                                                 AT        AT     OUTSTANDING
                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                        YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------- ------ ----------- -------- ------------
 Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)............. 2014   1.648       1.850           --
                                                                     2013   1.269       1.648           --
                                                                     2012   1.172       1.269           --
                                                                     2011   1.273       1.172           --
                                                                     2010   1.104       1.273           --
                                                                     2009   0.901       1.104           --
                                                                     2008   1.392       0.901           --
                                                                     2007   1.351       1.392           --
                                                                     2006   1.231       1.351           --
                                                                     2005   1.170       1.231           --
 Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03)........ 2014   1.732       2.212       24,035
                                                                     2013   1.745       1.732       24,808
                                                                     2012   1.538       1.745       23,884
                                                                     2011   1.433       1.538       49,874
                                                                     2010   1.140       1.433       54,993
                                                                     2009   0.886       1.140       57,343
                                                                     2008   1.470       0.886       46,566
                                                                     2007   1.859       1.470       76,956
                                                                     2006   1.393       1.859       47,009
                                                                     2005   1.240       1.393        6,621





                              PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.30%
                                                                                        UNIT      UNIT     NUMBER OF
                                                                                       VALUE      VALUE      UNITS
                                                                                         AT        AT     OUTSTANDING
                                                                                     BEGINNING   END OF       AT
PORTFOLIO NAME                                                                YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Subaccount (Series II) (6/03)................ 2007   1.393       1.482            --
                                                                             2006   1.344       1.393       684,855
                                                                             2005   1.267       1.344       716,175
 AIM V.I. Mid Cap Core Equity Subaccount (Series II) (6/03)................. 2008   1.669       1.645            --
                                                                             2007   1.563       1.669       289,693
                                                                             2006   1.441       1.563       285,922
                                                                             2005   1.374       1.441       283,768
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (6/03)........... 2014   1.998       2.122       501,575
                                                                             2013   1.576       1.998       548,233
                                                                             2012   1.441       1.576       672,139
                                                                             2011   1.391       1.441       698,636
                                                                             2010   1.180       1.391       761,573
                                                                             2009   1.029       1.180       826,413
                                                                             2008   1.444       1.029       970,424
                                                                             2007   1.518       1.444     1,157,148
                                                                             2006   1.327       1.518     1,295,206
                                                                             2005   1.312       1.327     1,395,984
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (6/03)....... 2014   2.289       2.404       235,973
                                                                             2013   1.695       2.289       276,849
                                                                             2012   1.565       1.695       353,870
                                                                             2011   1.683       1.565       394,693
                                                                             2010   1.349       1.683       433,418
                                                                             2009   0.962       1.349       499,780
                                                                             2008   1.711       0.962       423,284
                                                                             2007   1.574       1.711       474,991
                                                                             2006   1.482       1.574       528,578
                                                                             2005   1.447       1.482       543,569
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)................... 2014   2.229       1.936       404,216
                                                                             2013   1.855       2.229       482,079
                                                                             2012   1.605       1.855       560,952
                                                                             2011   1.838       1.605       659,711
                                                                             2010   1.735       1.838       726,578
                                                                             2009   1.296       1.735       720,976
                                                                             2008   2.224       1.296       654,891
                                                                             2007   1.971       2.224       723,589
                                                                             2006   1.661       1.971       709,070
                                                                             2005   1.542       1.661     1,084,809

                           PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)....... 2014   2.336       2.741       358,853
                                                                                   2013   1.622       2.336       411,813
                                                                                   2012   1.401       1.622       633,234
                                                                                   2011   1.403       1.401       598,391
                                                                                   2010   1.151       1.403       692,220
                                                                                   2009   0.878       1.151       773,260
                                                                                   2008   1.512       0.878       830,731
                                                                                   2007   1.577       1.512       920,562
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............ 2014   1.903       1.909            --
                                                                                   2013   1.473       1.903        31,293
                                                                                   2012   1.312       1.473        91,986
                                                                                   2011   1.431       1.312       117,821
                                                                                   2010   1.255       1.431       123,958
                                                                                   2009   0.993       1.255       143,417
                                                                                   2008   1.602       0.993       161,507
                                                                                   2007   1.681       1.602       189,239
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (4/07)........... 2014   1.593       1.767       105,777
                                                                                   2013   1.297       1.593       120,262
                                                                                   2012   1.164       1.297       146,779
                                                                                   2011   1.106       1.164       182,083
                                                                                   2010   1.009       1.106       215,436
                                                                                   2009   0.842       1.009       224,692
                                                                                   2008   1.325       0.842       234,511
                                                                                   2007   1.326       1.325       235,616
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class II) (4/05)...................................... 2007   1.187       1.241            --
                                                                                   2006   1.030       1.187           532
                                                                                   2005   0.976       1.030            --
 LMPVPI Total Return Subaccount (Class II) (6/03)................................. 2007   1.298       1.332            --
                                                                                   2006   1.183       1.298       241,915
                                                                                   2005   1.176       1.183       250,017
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class II) (6/03)........................... 2007   1.542       1.592            --
                                                                                   2006   1.424       1.542     1,052,608
                                                                                   2005   1.329       1.424     1,089,644
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (5/10) *.......................... 2014   1.850       1.868       897,694
                                                                                   2013   1.731       1.850     1,119,376
                                                                                   2012   1.520       1.731     1,343,188
                                                                                   2011   1.520       1.520     1,640,574
                                                                                   2010   1.445       1.520     1,528,073
 MIST Invesco Comstock Subaccount (Class B) (4/14)................................ 2014   2.067       2.188       400,003
 MIST Met/AIM Capital Appreciation Subaccount (Class E) (4/07) *.................. 2009   0.851       0.806            --
                                                                                   2008   1.520       0.851       503,405
                                                                                   2007   1.463       1.520       565,992
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/14)............ 2014   2.409       2.279       322,334
                                                                                   2014   3.199       2.409            --
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *........... 2014   2.054       1.868       376,053
                                                                                   2013   1.762       2.054       415,429
                                                                                   2012   1.545       1.762       498,479
                                                                                   2011   1.771       1.545       540,687
                                                                                   2010   1.627       1.771       574,162
                                                                                   2009   1.265       1.627       564,512
                                                                                   2008   2.246       1.265       655,778
                                                                                   2007   2.149       2.246        38,853
 MIST MLA Mid Cap Subaccount (Class B) (4/08)..................................... 2013   1.018       1.101            --
                                                                                   2012   0.990       1.018       336,292
                                                                                   2011   1.069       0.990       447,407
                                                                                   2010   0.890       1.069       576,675
                                                                                   2009   0.666       0.890       666,203
                                                                                   2008   1.060       0.666       700,535
 MIST Oppenheimer Capital Appreciation Subaccount (Class B) (4/06)................ 2012   0.856       0.961            --

                      PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2011   0.889       0.856       338,166
                                                                        2010   0.831       0.889       519,645
                                                                        2009   0.592       0.831       514,686
                                                                        2008   1.120       0.592       395,198
                                                                        2007   1.003       1.120       408,151
                                                                        2006   0.994       1.003       386,089
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *.......... 2014   1.287       1.285       312,017
                                                                        2013   1.036       1.287       360,622
                                                                        2012   0.875       1.036       461,846
                                                                        2011   0.978       0.875       522,909
                                                                        2010   0.863       0.978       617,126
                                                                        2009   0.632       0.863       683,959
                                                                        2008   1.087       0.632       749,310
                                                                        2007   1.047       1.087       994,696
                                                                        2006   0.996       1.047     1,017,666
 MIST PIMCO Total Return Subaccount (Class B) (5/11)................... 2014   1.429       1.455       755,981
                                                                        2013   1.491       1.429     1,073,583
                                                                        2012   1.396       1.491     1,529,282
                                                                        2011   1.409       1.396     1,387,380
 MIST Pioneer Fund Subaccount (Class B) (5/11)......................... 2014   1.820       1.973       556,857
                                                                        2013   1.404       1.820       671,410
                                                                        2012   1.301       1.404       851,988
                                                                        2011   1.486       1.301       978,361
 MIST Pioneer Strategic Income Subaccount (Class E) (5/09)............. 2014   1.511       1.542     1,163,667
                                                                        2013   1.524       1.511     1,363,441
                                                                        2012   1.400       1.524     1,512,121
                                                                        2011   1.384       1.400     1,675,210
                                                                        2010   1.264       1.384     1,803,608
                                                                        2009   1.039       1.264     1,734,673
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)........ 2014   1.912       2.076        26,235
Metropolitan Series Fund
 MSF BlackRock Capital Appreciation Subaccount (Class E) (5/09)........ 2014   1.575       1.674       248,314
                                                                        2013   1.202       1.575       283,886
                                                                        2012   1.078       1.202       427,336
                                                                        2011   1.213       1.078       469,671
                                                                        2010   1.037       1.213       495,260
                                                                        2009   0.829       1.037       495,607
 MSF BlackRock Money Market Subaccount (Class A) (4/06)................ 2014   0.929       0.908     1,371,972
                                                                        2013   0.951       0.929     1,747,083
                                                                        2012   0.973       0.951     2,213,265
                                                                        2011   0.996       0.973     2,398,749
                                                                        2010   1.019       0.996     2,788,304
                                                                        2009   1.038       1.019     2,986,298
                                                                        2008   1.033       1.038     4,776,389
                                                                        2007   1.006       1.033     2,191,855
                                                                        2006   0.988       1.006     3,150,633
 MSF Jennison Growth Subaccount (Class B) (4/12)....................... 2014   1.224       1.300       648,795
                                                                        2013   0.916       1.224       221,446
                                                                        2012   0.960       0.916       287,676
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/14)........... 2014   1.252       1.289     2,381,612
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/14)........... 2014   1.227       1.271     2,135,315
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/07)............. 2014   1.286       1.362       171,884
                                                                        2013   1.109       1.286       194,842
                                                                        2012   1.020       1.109       274,579
                                                                        2011   1.021       1.020       370,833
                                                                        2010   0.952       1.021       417,631
                                                                        2009   0.823       0.952       377,004
                                                                        2008   1.085       0.823       237,057
                                                                        2007   1.109       1.085       467,325
 MSF MFS(Reg. TM) Value Subaccount (Class B) (4/14).................... 2014   1.171       1.268       205,152
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13).............. 2014   1.376       1.341       226,464
                                                                        2013   1.109       1.376       254,635
Money Market Portfolio
 Money Market Subaccount (5/03)........................................ 2006   0.982       0.988            --

                          PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2005   0.977       0.982     2,155,851
Oppenheimer Variable Account Funds
 Oppenheimer Capital Appreciation Subaccount/VA (Service Shares) (6/03)........ 2006   1.310       1.366            --
                                                                                2005   1.278       1.310       403,382
 Oppenheimer Global Securities Subaccount/VA (Service Shares) (6/03)........... 2006   1.821       1.978            --
                                                                                2005   1.634       1.821       582,730
Pioneer Variable Contracts Trust
 Pioneer America Income VCT Subaccount (Class II) (5/03)....................... 2007   1.000       1.032            --
                                                                                2006   0.992       1.000       987,161
                                                                                2005   0.997       0.992       995,000
 Pioneer AmPac Growth VCT Subaccount (Class II) (4/04)......................... 2006   0.985       1.100            --
                                                                                2005   0.996       0.985       197,218
 Pioneer Balanced VCT Subaccount (Class II) (6/03)............................. 2006   1.144       1.209            --
                                                                                2005   1.129       1.144       304,506
 Pioneer Bond VCT Subaccount (Class II) (11/07)................................ 2011   1.289       1.314            --
                                                                                2010   1.211       1.289       803,814
                                                                                2009   1.056       1.211     1,019,208
                                                                                2008   1.090       1.056     1,064,525
                                                                                2007   1.079       1.090       938,618
 Pioneer Disciplined Value VCT Subaccount (Class II) (3/05).................... 2014   1.308       1.300            --
                                                                                2013   1.041       1.308       220,476
                                                                                2012   0.963       1.041       234,473
                                                                                2011   1.023       0.963       201,471
                                                                                2010   0.958       1.023       214,775
                                                                                2009   0.847       0.958       227,693
                                                                                2008   1.285       0.847       379,868
                                                                                2007   1.236       1.285       245,422
                                                                                2006   1.080       1.236       212,933
                                                                                2005   0.986       1.080       155,229
 Pioneer Equity Opportunity VCT Subaccount (Class II) (5/05)................... 2007   1.234       1.350            --
                                                                                2006   1.059       1.234         5,287
                                                                                2005   0.977       1.059            --
 Pioneer Europe VCT Subaccount (Class II) (6/03)............................... 2006   1.554       1.961            --
                                                                                2005   1.475       1.554       106,663
 Pioneer Fund VCT Subaccount (Class II) (6/03)................................. 2011   1.396       1.490            --
                                                                                2010   1.234       1.396     1,244,773
                                                                                2009   1.011       1.234     1,358,317
                                                                                2008   1.577       1.011     1,630,924
                                                                                2007   1.540       1.577     1,911,491
                                                                                2006   1.354       1.540     1,522,423
                                                                                2005   1.308       1.354     1,615,646
 Pioneer Global High Yield VCT Subaccount (Class II) (3/05).................... 2009   0.726       0.722            --
                                                                                2008   1.130       0.726       111,038
                                                                                2007   1.133       1.130        73,539
                                                                                2006   1.035       1.133        35,830
                                                                                2005   0.996       1.035        24,020
 Pioneer High Yield VCT Subaccount (Class II) (6/03)........................... 2010   1.289       1.378            --
                                                                                2009   0.824       1.289     1,503,215
                                                                                2008   1.310       0.824     1,550,398
                                                                                2007   1.270       1.310     1,786,961
                                                                                2006   1.200       1.270     2,163,697
                                                                                2005   1.208       1.200     2,155,405
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) (4/05)....... 2009   0.729       0.696            --
                                                                                2008   1.240       0.729       170,763
                                                                                2007   1.206       1.240       177,545
                                                                                2006   1.079       1.206       177,551
                                                                                2005   1.003       1.079       177,118
 Pioneer Independence VCT Subaccount (Class II) (6/03)......................... 2009   0.671       0.704            --
                                                                                2008   1.346       0.671       297,112
                                                                                2007   1.282       1.346       341,783
                                                                                2006   1.203       1.282       353,351
                                                                                2005   1.193       1.203       347,038
 Pioneer International Value VCT Subaccount (Class II) (6/03).................. 2009   1.188       1.084            --

                         PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2008   2.217       1.188       351,206
                                                                              2007   2.003       2.217       418,217
                                                                              2006   1.672       2.003       387,158
                                                                              2005   1.485       1.672       296,327
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) (4/04)......... 2009   0.736       0.756            --
                                                                              2008   1.222       0.736       387,382
                                                                              2007   1.157       1.222       510,379
                                                                              2006   1.151       1.157       624,559
                                                                              2005   1.089       1.151       666,819
 Pioneer Small and Mid Cap Growth VCT Subaccount (Class II) (4/04)........... 2007   1.150       1.351            --
                                                                              2006   1.091       1.150       137,831
                                                                              2005   1.067       1.091       156,703
 Pioneer Small Cap Value VCT Subaccount (Class II) (6/03).................... 2009   1.049       0.999            --
                                                                              2008   1.735       1.049       490,764
                                                                              2007   1.913       1.735       553,519
                                                                              2006   1.715       1.913       606,443
                                                                              2005   1.579       1.715       558,956
 Pioneer Small Company VCT Subaccount (Class II) (6/03)...................... 2006   1.406       1.488            --
                                                                              2005   1.415       1.406        90,044
 Pioneer Strategic Income VCT Subaccount (Class II) (5/03)................... 2009   1.084       1.144            --
                                                                              2008   1.256       1.084     1,415,802
                                                                              2007   1.211       1.256     1,871,087
                                                                              2006   1.166       1.211     2,072,843
                                                                              2005   1.165       1.166     2,115,772
 Pioneer Value VCT Subaccount (Class II) (6/03).............................. 2007   1.485       1.477            --
                                                                              2006   1.320       1.485       733,116
                                                                              2005   1.291       1.320       776,783
 Pioneer VCT Emerging Markets Subaccount (Class II) (6/03)................... 2014   2.633       2.587            --
                                                                              2013   2.755       2.633       222,789
                                                                              2012   2.525       2.755       302,717
                                                                              2011   3.382       2.525       363,716
                                                                              2010   2.994       3.382       432,005
                                                                              2009   1.760       2.994       429,992
                                                                              2008   4.320       1.760       286,616
                                                                              2007   3.104       4.320       338,459
                                                                              2006   2.344       3.104       393,737
                                                                              2005   1.743       2.344       452,600
 Pioneer VCT Equity Income Subaccount (Class II) (6/03)...................... 2014   2.026       2.065            --
                                                                              2013   1.609       2.026       381,058
                                                                              2012   1.497       1.609       668,727
                                                                              2011   1.449       1.497       713,762
                                                                              2010   1.243       1.449       766,227
                                                                              2009   1.117       1.243       851,285
                                                                              2008   1.644       1.117       892,893
                                                                              2007   1.674       1.644       986,290
                                                                              2006   1.402       1.674     1,013,761
                                                                              2005   1.360       1.402     1,306,649
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05)......... 2014   1.338       1.352            --
                                                                              2013   1.148       1.338       301,426
                                                                              2012   1.050       1.148       429,635
                                                                              2011   1.111       1.050       667,804
                                                                              2010   0.991       1.111       517,405
                                                                              2009   0.764       0.991       678,317
                                                                              2008   1.205       0.764       742,446
                                                                              2007   1.166       1.205       787,443
                                                                              2006   1.059       1.166       695,213
                                                                              2005   0.983       1.059       719,613
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05)....... 2014   1.330       1.344            --
                                                                              2013   1.171       1.330     2,160,071
                                                                              2012   1.074       1.171     1,976,889
                                                                              2011   1.122       1.074     2,304,054
                                                                              2010   1.008       1.122     2,618,202
                                                                              2009   0.785       1.008     2,174,172
                                                                              2008   1.166       0.785     1,024,682
                                                                              2007   1.129       1.166     1,224,317
                                                                              2006   1.044       1.129       829,791
                                                                              2005   0.992       1.044       516,585

                    PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                UNIT      UNIT     NUMBER OF
                                                                               VALUE      VALUE      UNITS
                                                                                 AT        AT     OUTSTANDING
                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                        YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------- ------ ----------- -------- ------------
 Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)............. 2014   2.198       2.466    316,982
                                                                     2013   1.694       2.198    360,047
                                                                     2012   1.564       1.694    424,943
                                                                     2011   1.700       1.564    463,815
                                                                     2010   1.476       1.700    606,780
                                                                     2009   1.205       1.476    720,359
                                                                     2008   1.862       1.205    736,715
                                                                     2007   1.809       1.862    816,809
                                                                     2006   1.649       1.809    908,073
                                                                     2005   1.567       1.649    956,112
 Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03)........ 2014   2.308       2.945    113,032
                                                                     2013   2.326       2.308    157,979
                                                                     2012   2.051       2.326    210,205
                                                                     2011   1.912       2.051    231,318
                                                                     2010   1.522       1.912    265,534
                                                                     2009   1.184       1.522    282,170
                                                                     2008   1.965       1.184    274,615
                                                                     2007   2.486       1.965    293,175
                                                                     2006   1.864       2.486    337,527
                                                                     2005   1.660       1.864    356,839





                              PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.35%
                                                                                        UNIT      UNIT     NUMBER OF
                                                                                       VALUE      VALUE      UNITS
                                                                                         AT        AT     OUTSTANDING
                                                                                     BEGINNING   END OF       AT
PORTFOLIO NAME                                                                YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Subaccount (Series II) (6/03)................ 2007   1.166       1.239           --
                                                                             2006   1.125       1.166           --
                                                                             2005   1.061       1.125           --
 AIM V.I. Mid Cap Core Equity Subaccount (Series II) (6/03)................. 2008   1.334       1.315           --
                                                                             2007   1.250       1.334           --
                                                                             2006   1.153       1.250           --
                                                                             2005   1.100       1.153           --
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (6/03)........... 2014   1.648       1.750       17,862
                                                                             2013   1.301       1.648       18,880
                                                                             2012   1.190       1.301       19,971
                                                                             2011   1.149       1.190       20,878
                                                                             2010   0.975       1.149       22,127
                                                                             2009   0.851       0.975       23,472
                                                                             2008   1.195       0.851       23,472
                                                                             2007   1.257       1.195       23,472
                                                                             2006   1.099       1.257       23,472
                                                                             2005   1.087       1.099           --
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (6/03)....... 2014   1.742       1.828           --
                                                                             2013   1.291       1.742           --
                                                                             2012   1.192       1.291           --
                                                                             2011   1.282       1.192           --
                                                                             2010   1.029       1.282           --
                                                                             2009   0.734       1.029           --
                                                                             2008   1.306       0.734           --
                                                                             2007   1.202       1.306           --
                                                                             2006   1.132       1.202           --
                                                                             2005   1.106       1.132           --
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)................... 2014   1.658       1.439           --
                                                                             2013   1.380       1.658           --
                                                                             2012   1.195       1.380           --
                                                                             2011   1.369       1.195           --
                                                                             2010   1.293       1.369           --
                                                                             2009   0.966       1.293           --
                                                                             2008   1.659       0.966           --
                                                                             2007   1.471       1.659           --
                                                                             2006   1.240       1.471           --
                                                                             2005   1.152       1.240           --

                           PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)....... 2014   1.812       2.126            --
                                                                                   2013   1.259       1.812            --
                                                                                   2012   1.088       1.259            --
                                                                                   2011   1.091       1.088            --
                                                                                   2010   0.895       1.091            --
                                                                                   2009   0.683       0.895            --
                                                                                   2008   1.177       0.683        24,358
                                                                                   2007   1.228       1.177        24,358
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............ 2014   1.444       1.449            --
                                                                                   2013   1.119       1.444            --
                                                                                   2012   0.996       1.119            --
                                                                                   2011   1.087       0.996            --
                                                                                   2010   0.955       1.087            --
                                                                                   2009   0.756       0.955            --
                                                                                   2008   1.220       0.756            --
                                                                                   2007   1.280       1.220            --
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (4/07)........... 2014   1.408       1.560     2,774,732
                                                                                   2013   1.147       1.408     2,394,567
                                                                                   2012   1.029       1.147       810,985
                                                                                   2011   0.978       1.029       590,021
                                                                                   2010   0.893       0.978       403,758
                                                                                   2009   0.746       0.893       436,993
                                                                                   2008   1.174       0.746       425,987
                                                                                   2007   1.176       1.174       517,962
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class II) (4/05)...................................... 2007   1.185       1.239            --
                                                                                   2006   1.030       1.185            --
                                                                                   2005   0.976       1.030            --
 LMPVPI Total Return Subaccount (Class II) (6/03)................................. 2007   1.151       1.181            --
                                                                                   2006   1.050       1.151       156,511
                                                                                   2005   1.044       1.050            --
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class II) (6/03)........................... 2007   1.201       1.239            --
                                                                                   2006   1.110       1.201        24,358
                                                                                   2005   1.036       1.110            --
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (5/10) *.......................... 2014   1.674       1.689       317,505
                                                                                   2013   1.567       1.674       377,833
                                                                                   2012   1.377       1.567       407,068
                                                                                   2011   1.377       1.377       439,433
                                                                                   2010   1.310       1.377       466,033
 MIST Invesco Comstock Subaccount (Class B) (4/14)................................ 2014   1.620       1.715        17,165
 MIST Met/AIM Capital Appreciation Subaccount (Class E) (4/07) *.................. 2009   0.711       0.674            --
                                                                                   2008   1.271       0.711            --
                                                                                   2007   1.224       1.271            --
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/14)............ 2014   1.576       1.490            --
                                                                                   2014   2.099       1.576            --
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *........... 2014   1.608       1.462        28,376
                                                                                   2013   1.380       1.608        33,485
                                                                                   2012   1.211       1.380        36,399
                                                                                   2011   1.389       1.211        85,215
                                                                                   2010   1.276       1.389       110,147
                                                                                   2009   0.993       1.276       123,124
                                                                                   2008   1.764       0.993       144,732
                                                                                   2007   1.688       1.764            --
 MIST MLA Mid Cap Subaccount (Class B) (4/08)..................................... 2013   1.014       1.097            --
                                                                                   2012   0.987       1.014        20,631
                                                                                   2011   1.066       0.987        22,778
                                                                                   2010   0.888       1.066         1,211
                                                                                   2009   0.665       0.888         1,320
                                                                                   2008   1.058       0.665         1,150
 MIST Oppenheimer Capital Appreciation Subaccount (Class B) (4/06)................ 2012   0.854       0.958            --

                      PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2011   0.886       0.854             --
                                                                        2010   0.830       0.886             --
                                                                        2009   0.591       0.830             --
                                                                        2008   1.119       0.591             --
                                                                        2007   1.003       1.119             --
                                                                        2006   0.994       1.003             --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *.......... 2014   1.282       1.279             --
                                                                        2013   1.033       1.282             --
                                                                        2012   0.873       1.033             --
                                                                        2011   0.975       0.873             --
                                                                        2010   0.861       0.975             --
                                                                        2009   0.631       0.861             --
                                                                        2008   1.087       0.631             --
                                                                        2007   1.046       1.087             --
                                                                        2006   0.996       1.046             --
 MIST PIMCO Total Return Subaccount (Class B) (5/11)................... 2014   1.380       1.405        588,805
                                                                        2013   1.441       1.380        706,686
                                                                        2012   1.350       1.441      1,401,293
                                                                        2011   1.363       1.350      1,457,451
 MIST Pioneer Fund Subaccount (Class B) (5/11)......................... 2014   1.527       1.655             --
                                                                        2013   1.178       1.527             --
                                                                        2012   1.093       1.178             --
                                                                        2011   1.249       1.093             --
 MIST Pioneer Strategic Income Subaccount (Class E) (5/09)............. 2014   1.529       1.560      1,930,321
                                                                        2013   1.543       1.529      2,570,270
                                                                        2012   1.418       1.543      2,845,058
                                                                        2011   1.403       1.418      2,707,456
                                                                        2010   1.282       1.403      2,766,113
                                                                        2009   1.054       1.282      1,986,678
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)........ 2014   1.450       1.574             --
Metropolitan Series Fund
 MSF BlackRock Capital Appreciation Subaccount (Class E) (5/09)........ 2014   1.313       1.395             --
                                                                        2013   1.003       1.313             --
                                                                        2012   0.899       1.003             --
                                                                        2011   1.012       0.899             --
                                                                        2010   0.866       1.012             --
                                                                        2009   0.693       0.866             --
 MSF BlackRock Money Market Subaccount (Class A) (4/06)................ 2014   0.938       0.916      1,678,128
                                                                        2013   0.960       0.938      1,850,491
                                                                        2012   0.983       0.960      2,191,992
                                                                        2011   1.006       0.983      2,956,894
                                                                        2010   1.030       1.006      3,591,722
                                                                        2009   1.050       1.030      5,196,783
                                                                        2008   1.045       1.050      5,906,840
                                                                        2007   1.019       1.045      5,419,780
                                                                        2006   1.001       1.019      3,247,845
 MSF Jennison Growth Subaccount (Class B) (4/12)....................... 2014   1.219       1.295         26,098
                                                                        2013   0.913       1.219             --
                                                                        2012   0.950       0.913             --
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/14)........... 2014   1.247       1.283     19,274,476
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/14)........... 2014   1.222       1.265     71,103,443
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/07)............. 2014   1.281       1.356      1,182,639
                                                                        2013   1.105       1.281        913,192
                                                                        2012   1.017       1.105        923,053
                                                                        2011   1.019       1.017        931,473
                                                                        2010   0.950       1.019      1,256,163
                                                                        2009   0.822       0.950      1,626,999
                                                                        2008   1.084       0.822        737,743
                                                                        2007   1.108       1.084        451,073
 MSF MFS(Reg. TM) Value Subaccount (Class B) (4/14).................... 2014   1.171       1.267         20,541
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13).............. 2014   1.370       1.334             --
                                                                        2013   1.104       1.370             --
Money Market Portfolio
 Money Market Subaccount (5/03)........................................ 2006   0.995       1.001             --

                          PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2005   0.990       0.995            --
Oppenheimer Variable Account Funds
 Oppenheimer Capital Appreciation Subaccount/VA (Service Shares) (6/03)........ 2006   1.090       1.136            --
                                                                                2005   1.064       1.090            --
 Oppenheimer Global Securities Subaccount/VA (Service Shares) (6/03)........... 2006   1.296       1.408            --
                                                                                2005   1.164       1.296            --
Pioneer Variable Contracts Trust
 Pioneer America Income VCT Subaccount (Class II) (5/03)....................... 2007   0.993       1.024            --
                                                                                2006   0.986       0.993       104,391
                                                                                2005   0.991       0.986            --
 Pioneer AmPac Growth VCT Subaccount (Class II) (4/04)......................... 2006   0.984       1.099            --
                                                                                2005   0.995       0.984            --
 Pioneer Balanced VCT Subaccount (Class II) (6/03)............................. 2006   1.033       1.091            --
                                                                                2005   1.019       1.033            --
 Pioneer Bond VCT Subaccount (Class II) (11/07)................................ 2011   1.287       1.312            --
                                                                                2010   1.209       1.287     1,592,349
                                                                                2009   1.056       1.209     1,616,425
                                                                                2008   1.090       1.056       761,951
                                                                                2007   1.079       1.090       358,272
 Pioneer Disciplined Value VCT Subaccount (Class II) (3/05).................... 2014   1.302       1.294            --
                                                                                2013   1.037       1.302        19,557
                                                                                2012   0.960       1.037        20,687
                                                                                2011   1.020       0.960        21,626
                                                                                2010   0.956       1.020        22,919
                                                                                2009   0.845       0.956        24,311
                                                                                2008   1.283       0.845        24,311
                                                                                2007   1.235       1.283        24,311
                                                                                2006   1.079       1.235        24,311
                                                                                2005   0.986       1.079            --
 Pioneer Equity Opportunity VCT Subaccount (Class II) (5/05)................... 2007   1.233       1.348            --
                                                                                2006   1.058       1.233            --
                                                                                2005   0.977       1.058            --
 Pioneer Europe VCT Subaccount (Class II) (6/03)............................... 2006   1.254       1.582            --
                                                                                2005   1.191       1.254            --
 Pioneer Fund VCT Subaccount (Class II) (6/03)................................. 2011   1.173       1.251            --
                                                                                2010   1.038       1.173            --
                                                                                2009   0.851       1.038            --
                                                                                2008   1.327       0.851            --
                                                                                2007   1.297       1.327            --
                                                                                2006   1.141       1.297            --
                                                                                2005   1.102       1.141            --
 Pioneer Global High Yield VCT Subaccount (Class II) (3/05).................... 2009   0.724       0.721            --
                                                                                2008   1.129       0.724     1,317,304
                                                                                2007   1.132       1.129     1,404,189
                                                                                2006   1.034       1.132       855,991
                                                                                2005   0.996       1.034            --
 Pioneer High Yield VCT Subaccount (Class II) (6/03)........................... 2010   1.097       1.173            --
                                                                                2009   0.702       1.097       490,933
                                                                                2008   1.116       0.702       510,145
                                                                                2007   1.082       1.116       524,531
                                                                                2006   1.023       1.082       425,874
                                                                                2005   1.030       1.023            --
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) (4/05)....... 2009   0.728       0.695            --
                                                                                2008   1.238       0.728            --
                                                                                2007   1.205       1.238            --
                                                                                2006   1.078       1.205            --
                                                                                2005   1.003       1.078            --
 Pioneer Independence VCT Subaccount (Class II) (6/03)......................... 2009   0.594       0.624            --
                                                                                2008   1.193       0.594            --
                                                                                2007   1.137       1.193            --
                                                                                2006   1.067       1.137            --
                                                                                2005   1.059       1.067            --
 Pioneer International Value VCT Subaccount (Class II) (6/03).................. 2009   0.941       0.858            --

                          PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                         UNIT      UNIT      NUMBER OF
                                                                                        VALUE      VALUE       UNITS
                                                                                          AT        AT      OUTSTANDING
                                                                                      BEGINNING   END OF        AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR     END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- --------------
                                                                              2008   1.757       0.941              --
                                                                              2007   1.588       1.757              --
                                                                              2006   1.326       1.588              --
                                                                              2005   1.179       1.326              --
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) (4/04)......... 2009   0.735       0.755              --
                                                                              2008   1.220       0.735              --
                                                                              2007   1.155       1.220              --
                                                                              2006   1.150       1.155              --
                                                                              2005   1.088       1.150              --
 Pioneer Small and Mid Cap Growth VCT Subaccount (Class II) (4/04)........... 2007   1.148       1.348              --
                                                                              2006   1.090       1.148              --
                                                                              2005   1.067       1.090              --
 Pioneer Small Cap Value VCT Subaccount (Class II) (6/03).................... 2009   0.753       0.717              --
                                                                              2008   1.246       0.753              --
                                                                              2007   1.374       1.246              --
                                                                              2006   1.233       1.374              --
                                                                              2005   1.136       1.233              --
 Pioneer Small Company VCT Subaccount (Class II) (6/03)...................... 2006   1.081       1.144              --
                                                                              2005   1.088       1.081              --
 Pioneer Strategic Income VCT Subaccount (Class II) (5/03)................... 2009   0.982       1.036              --
                                                                              2008   1.139       0.982       2,205,080
                                                                              2007   1.098       1.139       1,593,842
                                                                              2006   1.058       1.098         530,231
                                                                              2005   1.057       1.058              --
 Pioneer Value VCT Subaccount (Class II) (6/03).............................. 2007   1.249       1.242              --
                                                                              2006   1.111       1.249              --
                                                                              2005   1.087       1.111              --
 Pioneer VCT Emerging Markets Subaccount (Class II) (6/03)................... 2014   1.717       1.687              --
                                                                              2013   1.797       1.717              --
                                                                              2012   1.648       1.797              --
                                                                              2011   2.209       1.648              --
                                                                              2010   1.956       2.209              --
                                                                              2009   1.151       1.956              --
                                                                              2008   2.826       1.151          15,081
                                                                              2007   2.031       2.826          15,081
                                                                              2006   1.534       2.031          15,081
                                                                              2005   1.142       1.534              --
 Pioneer VCT Equity Income Subaccount (Class II) (6/03)...................... 2014   1.678       1.711              --
                                                                              2013   1.334       1.678          17,173
                                                                              2012   1.242       1.334          18,166
                                                                              2011   1.202       1.242          18,990
                                                                              2010   1.032       1.202          20,126
                                                                              2009   0.928       1.032          21,349
                                                                              2008   1.366       0.928          21,349
                                                                              2007   1.391       1.366          21,349
                                                                              2006   1.166       1.391          21,349
                                                                              2005   1.131       1.166              --
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05)......... 2014   1.333       1.345         (43,872)
                                                                              2013   1.144       1.333      65,325,363
                                                                              2012   1.047       1.144      65,469,199
                                                                              2011   1.108       1.047      68,355,955
                                                                              2010   0.988       1.108      72,697,844
                                                                              2009   0.763       0.988      73,786,672
                                                                              2008   1.203       0.763      75,458,706
                                                                              2007   1.165       1.203      60,691,117
                                                                              2006   1.058       1.165      31,526,282
                                                                              2005   0.982       1.058              --
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05)....... 2014   1.324       1.338              --
                                                                              2013   1.166       1.324      18,853,398
                                                                              2012   1.070       1.166      19,502,207
                                                                              2011   1.119       1.070      20,568,358
                                                                              2010   1.006       1.119      22,427,269
                                                                              2009   0.783       1.006      22,502,046
                                                                              2008   1.164       0.783      22,384,664
                                                                              2007   1.128       1.164      21,116,559
                                                                              2006   1.044       1.128      12,102,828
                                                                              2005   0.992       1.044              --

                    PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                UNIT      UNIT     NUMBER OF
                                                                               VALUE      VALUE      UNITS
                                                                                 AT        AT     OUTSTANDING
                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                        YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------- ------ ----------- -------- ------------
 Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)............. 2014   1.632       1.830    --
                                                                     2013   1.258       1.632    --
                                                                     2012   1.163       1.258    --
                                                                     2011   1.264       1.163    --
                                                                     2010   1.098       1.264    --
                                                                     2009   0.897       1.098    --
                                                                     2008   1.387       0.897    --
                                                                     2007   1.348       1.387    --
                                                                     2006   1.229       1.348    --
                                                                     2005   1.169       1.229    --
 Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03)........ 2014   1.716       2.188    --
                                                                     2013   1.730       1.716    --
                                                                     2012   1.526       1.730    --
                                                                     2011   1.423       1.526    --
                                                                     2010   1.133       1.423    --
                                                                     2009   0.882       1.133    --
                                                                     2008   1.465       0.882    --
                                                                     2007   1.854       1.465    --
                                                                     2006   1.391       1.854    --
                                                                     2005   1.239       1.391    --





                              PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.40%
                                                                                        UNIT      UNIT     NUMBER OF
                                                                                       VALUE      VALUE      UNITS
                                                                                         AT        AT     OUTSTANDING
                                                                                     BEGINNING   END OF       AT
PORTFOLIO NAME                                                                YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Subaccount (Series II) (6/03)................ 2007   1.158       1.231            --
                                                                             2006   1.118       1.158        59,982
                                                                             2005   1.054       1.118        38,132
 AIM V.I. Mid Cap Core Equity Subaccount (Series II) (6/03)................. 2008   1.289       1.271            --
                                                                             2007   1.209       1.289       115,905
                                                                             2006   1.115       1.209       110,704
                                                                             2005   1.065       1.115        53,945
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (6/03)........... 2014   1.617       1.717       103,179
                                                                             2013   1.277       1.617       151,386
                                                                             2012   1.169       1.277       158,518
                                                                             2011   1.129       1.169       175,779
                                                                             2010   0.959       1.129       191,623
                                                                             2009   0.837       0.959       225,156
                                                                             2008   1.176       0.837       546,969
                                                                             2007   1.238       1.176       182,271
                                                                             2006   1.083       1.238       163,308
                                                                             2005   1.072       1.083       116,508
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (6/03)....... 2014   1.700       1.784       562,478
                                                                             2013   1.261       1.700       601,851
                                                                             2012   1.165       1.261       617,964
                                                                             2011   1.254       1.165       626,682
                                                                             2010   1.006       1.254       735,241
                                                                             2009   0.718       1.006       818,470
                                                                             2008   1.279       0.718       230,857
                                                                             2007   1.178       1.279       240,490
                                                                             2006   1.110       1.178       144,195
                                                                             2005   1.085       1.110        83,477
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)................... 2014   1.655       1.436       444,499
                                                                             2013   1.379       1.655       460,677
                                                                             2012   1.195       1.379       479,599
                                                                             2011   1.369       1.195       497,969
                                                                             2010   1.294       1.369       491,308
                                                                             2009   0.967       1.294       776,946
                                                                             2008   1.661       0.967       734,973
                                                                             2007   1.474       1.661     1,009,051
                                                                             2006   1.243       1.474     1,120,661
                                                                             2005   1.156       1.243       740,036

                           PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)....... 2014   1.833       2.148       554,796
                                                                                   2013   1.274       1.833       912,543
                                                                                   2012   1.102       1.274       848,700
                                                                                   2011   1.104       1.102     1,045,739
                                                                                   2010   0.907       1.104       652,741
                                                                                   2009   0.692       0.907       153,130
                                                                                   2008   1.194       0.692        95,128
                                                                                   2007   1.246       1.194        89,097
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............ 2014   1.444       1.448            --
                                                                                   2013   1.119       1.444        95,035
                                                                                   2012   0.997       1.119        51,376
                                                                                   2011   1.089       0.997        51,383
                                                                                   2010   0.956       1.089        51,390
                                                                                   2009   0.757       0.956        51,398
                                                                                   2008   1.223       0.757        51,407
                                                                                   2007   1.284       1.223       223,404
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (4/07)........... 2014   1.414       1.567       263,630
                                                                                   2013   1.153       1.414       285,258
                                                                                   2012   1.035       1.153       308,214
                                                                                   2011   0.984       1.035       306,157
                                                                                   2010   0.899       0.984       328,034
                                                                                   2009   0.751       0.899       318,021
                                                                                   2008   1.183       0.751       281,318
                                                                                   2007   1.185       1.183       271,788
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class II) (4/05)...................................... 2007   1.184       1.238            --
                                                                                   2006   1.029       1.184            --
                                                                                   2005   0.976       1.029            --
 LMPVPI Total Return Subaccount (Class II) (6/03)................................. 2007   1.161       1.190            --
                                                                                   2006   1.059       1.161       198,392
                                                                                   2005   1.053       1.059        34,644
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class II) (6/03)........................... 2007   1.218       1.257            --
                                                                                   2006   1.127       1.218        72,212
                                                                                   2005   1.052       1.127        47,398
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (5/10) *.......................... 2014   1.692       1.706       594,895
                                                                                   2013   1.585       1.692       675,789
                                                                                   2012   1.393       1.585       600,939
                                                                                   2011   1.394       1.393       663,705
                                                                                   2010   1.327       1.394       615,186
 MIST Invesco Comstock Subaccount (Class B) (4/14)................................ 2014   1.608       1.701       467,139
 MIST Met/AIM Capital Appreciation Subaccount (Class E) (4/07) *.................. 2009   0.705       0.668            --
                                                                                   2008   1.262       0.705        99,535
                                                                                   2007   1.215       1.262        71,136
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/14)............ 2014   1.678       1.586       492,678
                                                                                   2014   2.242       1.678            --
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *........... 2014   1.614       1.466       117,137
                                                                                   2013   1.386       1.614       124,428
                                                                                   2012   1.217       1.386       189,920
                                                                                   2011   1.396       1.217       207,976
                                                                                   2010   1.283       1.396       214,340
                                                                                   2009   0.999       1.283       214,349
                                                                                   2008   1.776       0.999       358,020
                                                                                   2007   1.700       1.776            --
 MIST MLA Mid Cap Subaccount (Class B) (4/08)..................................... 2013   1.011       1.092            --
                                                                                   2012   0.983       1.011       183,981
                                                                                   2011   1.063       0.983       179,180
                                                                                   2010   0.886       1.063       188,939
                                                                                   2009   0.664       0.886       189,232
                                                                                   2008   1.057       0.664       181,467
 MIST Oppenheimer Capital Appreciation Subaccount (Class B) (4/06)................ 2012   0.852       0.955            --

                         PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2011   0.884       0.852       159,574
                                                                               2010   0.828       0.884       841,661
                                                                               2009   0.590       0.828     1,015,192
                                                                               2008   1.118       0.590       167,030
                                                                               2007   1.002       1.118       290,116
                                                                               2006   0.994       1.002        94,508
 MIST PIMCO Total Return Subaccount (Class B) (5/11).......................... 2014   1.431       1.456       416,808
                                                                               2013   1.494       1.431       642,545
                                                                               2012   1.401       1.494       804,181
                                                                               2011   1.415       1.401       742,170
 MIST Pioneer Fund Subaccount (Class B) (5/11)................................ 2014   1.504       1.628       483,266
                                                                               2013   1.160       1.504       141,814
                                                                               2012   1.077       1.160       147,279
                                                                               2011   1.231       1.077       169,688
 MIST Pioneer Strategic Income Subaccount (Class E) (5/09).................... 2014   1.583       1.614       252,577
                                                                               2013   1.599       1.583       651,521
                                                                               2012   1.470       1.599       614,621
                                                                               2011   1.455       1.470       650,282
                                                                               2010   1.330       1.455       339,841
                                                                               2009   1.094       1.330       343,294
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)............... 2014   1.450       1.573        50,886
Metropolitan Series Fund
 MSF BlackRock Capital Appreciation Subaccount (Class E) (5/09)............... 2014   1.299       1.380        95,643
                                                                               2013   0.993       1.299       109,352
                                                                               2012   0.891       0.993       127,389
                                                                               2011   1.003       0.891       114,549
                                                                               2010   0.859       1.003       111,124
                                                                               2009   0.687       0.859       107,639
 MSF BlackRock Money Market Subaccount (Class A) (4/06)....................... 2014   0.937       0.915       990,301
                                                                               2013   0.960       0.937     1,100,005
                                                                               2012   0.983       0.960     1,003,845
                                                                               2011   1.007       0.983     1,425,723
                                                                               2010   1.032       1.007       954,833
                                                                               2009   1.052       1.032       993,445
                                                                               2008   1.048       1.052     1,168,375
                                                                               2007   1.022       1.048     1,099,935
                                                                               2006   1.005       1.022       497,072
 MSF Jennison Growth Subaccount (Class B) (4/12).............................. 2014   1.214       1.289       337,077
                                                                               2013   0.910       1.214       118,056
                                                                               2012   0.950       0.910       151,490
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/14).................. 2014   1.242       1.278     1,872,295
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/14).................. 2014   1.218       1.260     3,869,212
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/07).................... 2014   1.277       1.351       213,548
                                                                               2013   1.102       1.277       242,408
                                                                               2012   1.014       1.102       247,308
                                                                               2011   1.016       1.014       250,681
                                                                               2010   0.948       1.016       199,582
                                                                               2009   0.821       0.948       185,689
                                                                               2008   1.083       0.821       112,301
                                                                               2007   1.108       1.083        19,627
 MSF MFS(Reg. TM) Value Subaccount (Class B) (4/14)........................... 2014   1.170       1.266       573,862
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)..................... 2014   1.364       1.328       148,330
                                                                               2013   1.100       1.364       164,060
Money Market Portfolio
 Money Market Subaccount (5/03)............................................... 2006   0.998       1.005            --
                                                                               2005   0.994       0.998       461,847
Oppenheimer Variable Account Funds
 Oppenheimer Capital Appreciation Subaccount/VA (Service Shares) (6/03)....... 2006   1.071       1.117            --
                                                                               2005   1.047       1.071        53,520
 Oppenheimer Global Securities Subaccount/VA (Service Shares) (6/03).......... 2006   1.301       1.413            --
                                                                               2005   1.169       1.301        89,563
Pioneer Variable Contracts Trust

                          PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
 Pioneer America Income VCT Subaccount (Class II) (5/03)....................... 2007   1.033       1.065            --
                                                                                2006   1.026       1.033        84,767
                                                                                2005   1.032       1.026        98,253
 Pioneer AmPac Growth VCT Subaccount (Class II) (4/04)......................... 2006   0.980       1.094            --
                                                                                2005   0.992       0.980        15,212
 Pioneer Balanced VCT Subaccount (Class II) (6/03)............................. 2006   1.039       1.097            --
                                                                                2005   1.026       1.039        22,643
 Pioneer Bond VCT Subaccount (Class II) (11/07)................................ 2011   1.285       1.310            --
                                                                                2010   1.208       1.285       246,457
                                                                                2009   1.055       1.208       284,015
                                                                                2008   1.090       1.055       294,807
                                                                                2007   1.079       1.090       234,900
 Pioneer Disciplined Value VCT Subaccount (Class II) (3/05).................... 2014   1.296       1.289            --
                                                                                2013   1.033       1.296       176,803
                                                                                2012   0.957       1.033       188,703
                                                                                2011   1.017       0.957       222,682
                                                                                2010   0.953       1.017       236,235
                                                                                2009   0.844       0.953       264,439
                                                                                2008   1.281       0.844       857,034
                                                                                2007   1.234       1.281       351,294
                                                                                2006   1.079       1.234       201,298
                                                                                2005   0.986       1.079       136,255
 Pioneer Equity Opportunity VCT Subaccount (Class II) (5/05)................... 2007   1.232       1.347            --
                                                                                2006   1.058       1.232        22,468
                                                                                2005   0.977       1.058         6,416
 Pioneer Europe VCT Subaccount (Class II) (6/03)............................... 2006   1.239       1.562            --
                                                                                2005   1.177       1.239         3,465
 Pioneer Fund VCT Subaccount (Class II) (6/03)................................. 2011   1.157       1.234            --
                                                                                2010   1.024       1.157       172,825
                                                                                2009   0.840       1.024       215,152
                                                                                2008   1.310       0.840       881,928
                                                                                2007   1.281       1.310       284,877
                                                                                2006   1.128       1.281       147,120
                                                                                2005   1.090       1.128       135,807
 Pioneer Global High Yield VCT Subaccount (Class II) (3/05).................... 2009   0.723       0.719            --
                                                                                2008   1.127       0.723       670,127
                                                                                2007   1.131       1.127       214,579
                                                                                2006   1.034       1.131       155,784
                                                                                2005   0.996       1.034        93,241
 Pioneer High Yield VCT Subaccount (Class II) (6/03)........................... 2010   1.152       1.231            --
                                                                                2009   0.737       1.152       569,576
                                                                                2008   1.173       0.737       214,792
                                                                                2007   1.138       1.173        84,970
                                                                                2006   1.077       1.138       335,452
                                                                                2005   1.085       1.077        57,814
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) (4/05)....... 2009   0.727       0.694            --
                                                                                2008   1.236       0.727     1,350,331
                                                                                2007   1.204       1.236     1,382,192
                                                                                2006   1.078       1.204     1,246,773
                                                                                2005   1.003       1.078       109,548
 Pioneer Independence VCT Subaccount (Class II) (6/03)......................... 2009   0.605       0.635            --
                                                                                2008   1.216       0.605       118,118
                                                                                2007   1.159       1.216       115,117
                                                                                2006   1.089       1.159        74,435
                                                                                2005   1.081       1.089        32,329
 Pioneer International Value VCT Subaccount (Class II) (6/03).................. 2009   0.932       0.850            --
                                                                                2008   1.741       0.932       140,664
                                                                                2007   1.575       1.741       142,119
                                                                                2006   1.316       1.575       100,572
                                                                                2005   1.170       1.316        18,065
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) (4/04)........... 2009   0.721       0.740            --

                         PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2008   1.197       0.721       389,611
                                                                              2007   1.134       1.197       346,174
                                                                              2006   1.130       1.134       234,746
                                                                              2005   1.070       1.130       134,609
 Pioneer Small and Mid Cap Growth VCT Subaccount (Class II) (4/04)........... 2007   1.086       1.275            --
                                                                              2006   1.032       1.086        65,626
                                                                              2005   1.010       1.032        23,437
 Pioneer Small Cap Value VCT Subaccount (Class II) (6/03).................... 2009   0.763       0.727            --
                                                                              2008   1.264       0.763        80,722
                                                                              2007   1.395       1.264        81,256
                                                                              2006   1.251       1.395        91,468
                                                                              2005   1.154       1.251        34,435
 Pioneer Small Company VCT Subaccount (Class II) (6/03)...................... 2006   1.099       1.164            --
                                                                              2005   1.108       1.099        19,494
 Pioneer Strategic Income VCT Subaccount (Class II) (5/03)................... 2009   1.018       1.074            --
                                                                              2008   1.181       1.018       215,731
                                                                              2007   1.140       1.181       181,819
                                                                              2006   1.099       1.140       156,765
                                                                              2005   1.098       1.099       126,879
 Pioneer Value VCT Subaccount (Class II) (6/03).............................. 2007   1.247       1.239            --
                                                                              2006   1.110       1.247        94,358
                                                                              2005   1.086       1.110        91,209
 Pioneer VCT Emerging Markets Subaccount (Class II) (6/03)................... 2014   1.939       1.904         3,721
                                                                              2013   2.031       1.939       381,507
                                                                              2012   1.863       2.031       529,460
                                                                              2011   2.498       1.863       535,412
                                                                              2010   2.213       2.498       985,223
                                                                              2009   1.303       2.213       997,453
                                                                              2008   3.201       1.303       292,160
                                                                              2007   2.302       3.201       515,195
                                                                              2006   1.740       2.302       209,812
                                                                              2005   1.295       1.740       102,894
 Pioneer VCT Equity Income Subaccount (Class II) (6/03)...................... 2014   1.661       1.693            --
                                                                              2013   1.320       1.661       250,463
                                                                              2012   1.230       1.320       247,974
                                                                              2011   1.191       1.230       271,700
                                                                              2010   1.023       1.191       280,700
                                                                              2009   0.920       1.023       263,632
                                                                              2008   1.356       0.920       561,548
                                                                              2007   1.382       1.356       240,910
                                                                              2006   1.159       1.382       104,220
                                                                              2005   1.125       1.159        61,267
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05)......... 2014   1.327       1.339            --
                                                                              2013   1.140       1.327     3,173,508
                                                                              2012   1.043       1.140     3,268,239
                                                                              2011   1.105       1.043     3,739,259
                                                                              2010   0.986       1.105     4,147,463
                                                                              2009   0.761       0.986     4,383,896
                                                                              2008   1.201       0.761     3,771,839
                                                                              2007   1.164       1.201     3,807,967
                                                                              2006   1.058       1.164     2,432,867
                                                                              2005   0.982       1.058     1,070,196
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05)....... 2014   1.319       1.332            --
                                                                              2013   1.162       1.319     1,648,937
                                                                              2012   1.067       1.162     1,766,313
                                                                              2011   1.116       1.067     1,982,709
                                                                              2010   1.003       1.116     2,283,225
                                                                              2009   0.782       1.003     2,867,080
                                                                              2008   1.163       0.782     2,930,986
                                                                              2007   1.127       1.163     2,961,806
                                                                              2006   1.043       1.127     2,396,758
                                                                              2005   0.992       1.043       974,131
 Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)...................... 2014   1.589       1.781       219,672

                    PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)
                                                                                UNIT      UNIT     NUMBER OF
                                                                               VALUE      VALUE      UNITS
                                                                                 AT        AT     OUTSTANDING
                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                        YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                     2013   1.226       1.589      246,662
                                                                     2012   1.133       1.226      133,408
                                                                     2011   1.233       1.133      151,802
                                                                     2010   1.071       1.233      268,208
                                                                     2009   0.876       1.071      606,425
                                                                     2008   1.354       0.876      268,849
                                                                     2007   1.317       1.354      135,325
                                                                     2006   1.202       1.317      151,498
                                                                     2005   1.143       1.202      116,815
 Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03)........ 2014   1.802       2.297      326,524
                                                                     2013   1.818       1.802      372,563
                                                                     2012   1.604       1.818      388,723
                                                                     2011   1.497       1.604      411,758
                                                                     2010   1.193       1.497      436,616
                                                                     2009   0.929       1.193      419,985
                                                                     2008   1.543       0.929      252,574
                                                                     2007   1.954       1.543      139,629
                                                                     2006   1.467       1.954      102,400
                                                                     2005   1.308       1.467       22,459





                              PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.50%
                                                                                        UNIT      UNIT     NUMBER OF
                                                                                       VALUE      VALUE      UNITS
                                                                                         AT        AT     OUTSTANDING
                                                                                     BEGINNING   END OF       AT
PORTFOLIO NAME                                                                YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Subaccount (Series II) (6/03)................ 2007   1.383       1.470            --
                                                                             2006   1.337       1.383       101,352
                                                                             2005   1.263       1.337        96,645
 AIM V.I. Mid Cap Core Equity Subaccount (Series II) (6/03)................. 2008   1.653       1.629            --
                                                                             2007   1.551       1.653       228,710
                                                                             2006   1.433       1.551       230,681
                                                                             2005   1.370       1.433       231,664
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (6/03)........... 2014   1.955       2.073       205,759
                                                                             2013   1.546       1.955       261,992
                                                                             2012   1.416       1.546       271,100
                                                                             2011   1.369       1.416       361,904
                                                                             2010   1.164       1.369       356,661
                                                                             2009   1.017       1.164       424,566
                                                                             2008   1.430       1.017       392,551
                                                                             2007   1.507       1.430       418,742
                                                                             2006   1.319       1.507       516,285
                                                                             2005   1.308       1.319       488,275
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (6/03)....... 2014   2.240       2.348        31,929
                                                                             2013   1.663       2.240        30,344
                                                                             2012   1.538       1.663        45,031
                                                                             2011   1.657       1.538        58,998
                                                                             2010   1.331       1.657        62,052
                                                                             2009   0.951       1.331        79,655
                                                                             2008   1.695       0.951        80,904
                                                                             2007   1.563       1.695        85,548
                                                                             2006   1.474       1.563        86,830
                                                                             2005   1.442       1.474       111,914
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)................... 2014   2.182       1.891        52,087
                                                                             2013   1.819       2.182        71,202
                                                                             2012   1.578       1.819       109,579
                                                                             2011   1.810       1.578       162,436
                                                                             2010   1.712       1.810       142,996
                                                                             2009   1.281       1.712       159,291
                                                                             2008   2.203       1.281       129,454
                                                                             2007   1.957       2.203       262,279
                                                                             2006   1.652       1.957       303,076
                                                                             2005   1.537       1.652       162,941
Legg Mason Partners Variable Equity Trust

                           PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)....... 2014   2.286       2.677        55,371
                                                                                   2013   1.591       2.286        62,384
                                                                                   2012   1.377       1.591        83,353
                                                                                   2011   1.382       1.377       147,121
                                                                                   2010   1.136       1.382       153,060
                                                                                   2009   0.868       1.136       170,838
                                                                                   2008   1.498       0.868       180,966
                                                                                   2007   1.565       1.498       183,484
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............ 2014   1.863       1.867            --
                                                                                   2013   1.445       1.863       248,798
                                                                                   2012   1.289       1.445       257,503
                                                                                   2011   1.409       1.289       259,821
                                                                                   2010   1.239       1.409        26,289
                                                                                   2009   0.982       1.239        25,930
                                                                                   2008   1.587       0.982        16,093
                                                                                   2007   1.668       1.587        63,740
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (4/07)........... 2014   1.560       1.726       248,729
                                                                                   2013   1.272       1.560       318,106
                                                                                   2012   1.144       1.272       251,757
                                                                                   2011   1.089       1.144       188,779
                                                                                   2010   0.996       1.089       189,004
                                                                                   2009   0.832       0.996       216,896
                                                                                   2008   1.312       0.832       256,644
                                                                                   2007   1.316       1.312       267,905
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class II) (4/05)...................................... 2007   1.182       1.235            --
                                                                                   2006   1.028       1.182            --
                                                                                   2005   0.975       1.028            --
 LMPVPI Total Return Subaccount (Class II) (6/03)................................. 2007   1.289       1.321            --
                                                                                   2006   1.177       1.289       243,704
                                                                                   2005   1.172       1.177       215,997
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class II) (6/03)........................... 2007   1.530       1.579            --
                                                                                   2006   1.417       1.530       196,662
                                                                                   2005   1.325       1.417       199,956
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (5/10) *.......................... 2014   1.811       1.825       643,338
                                                                                   2013   1.699       1.811       716,523
                                                                                   2012   1.495       1.699       741,214
                                                                                   2011   1.497       1.495     1,308,085
                                                                                   2010   1.425       1.497     1,324,886
 MIST Invesco Comstock Subaccount (Class B) (4/14)................................ 2014   2.022       2.137       263,072
 MIST Met/AIM Capital Appreciation Subaccount (Class E) (4/07) *.................. 2009   0.841       0.797            --
                                                                                   2008   1.506       0.841        59,726
                                                                                   2007   1.452       1.506        61,389
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/14)............ 2014   2.357       2.226        74,164
                                                                                   2014   3.167       2.357            --
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *........... 2014   2.011       1.825        22,034
                                                                                   2013   1.729       2.011        23,427
                                                                                   2012   1.519       1.729        28,517
                                                                                   2011   1.744       1.519        31,274
                                                                                   2010   1.605       1.744        81,624
                                                                                   2009   1.251       1.605       160,878
                                                                                   2008   2.226       1.251       112,208
                                                                                   2007   2.132       2.226         5,549
 MIST MLA Mid Cap Subaccount (Class B) (4/08)..................................... 2013   1.003       1.084            --
                                                                                   2012   0.977       1.003       346,323
                                                                                   2011   1.057       0.977       343,251
                                                                                   2010   0.882       1.057       341,884
                                                                                   2009   0.662       0.882       360,279
                                                                                   2008   1.054       0.662       353,144
 MIST Oppenheimer Capital Appreciation Subaccount (Class B) (4/06)................ 2012   0.847       0.949            --

                      PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2011   0.880       0.847         72,673
                                                                        2010   0.825       0.880         77,258
                                                                        2009   0.589       0.825        270,299
                                                                        2008   1.117       0.589        135,501
                                                                        2007   1.002       1.117        142,287
                                                                        2006   0.994       1.002        150,303
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *.......... 2014   1.268       1.263         72,611
                                                                        2013   1.022       1.268         72,111
                                                                        2012   0.865       1.022         63,788
                                                                        2011   0.969       0.865         84,592
                                                                        2010   0.857       0.969         91,061
                                                                        2009   0.628       0.857        124,034
                                                                        2008   1.084       0.628        132,719
                                                                        2007   1.045       1.084        120,402
                                                                        2006   0.996       1.045        198,682
 MIST PIMCO Total Return Subaccount (Class B) (5/11)................... 2014   1.399       1.421        592,616
                                                                        2013   1.462       1.399        698,005
                                                                        2012   1.372       1.462        719,832
                                                                        2011   1.387       1.372        665,578
 MIST Pioneer Fund Subaccount (Class B) (5/11)......................... 2014   1.782       1.928         93,111
                                                                        2013   1.377       1.782        104,892
                                                                        2012   1.279       1.377        107,669
                                                                        2011   1.463       1.279        161,576
 MIST Pioneer Strategic Income Subaccount (Class E) (5/09)............. 2014   1.479       1.507        437,253
                                                                        2013   1.495       1.479        556,363
                                                                        2012   1.376       1.495        556,976
                                                                        2011   1.364       1.376        600,493
                                                                        2010   1.248       1.364        542,857
                                                                        2009   1.027       1.248        486,895
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)........ 2014   1.870       2.028        238,396
Metropolitan Series Fund
 MSF BlackRock Capital Appreciation Subaccount (Class E) (5/09)........ 2014   1.542       1.635         54,729
                                                                        2013   1.179       1.542         57,273
                                                                        2012   1.059       1.179         52,247
                                                                        2011   1.194       1.059         71,439
                                                                        2010   1.024       1.194         53,065
                                                                        2009   0.819       1.024         64,955
 MSF BlackRock Money Market Subaccount (Class A) (4/06)................ 2014   0.910       0.887        249,444
                                                                        2013   0.933       0.910        415,405
                                                                        2012   0.956       0.933        518,264
                                                                        2011   0.980       0.956      1,098,230
                                                                        2010   1.005       0.980      1,480,833
                                                                        2009   1.026       1.005      2,374,369
                                                                        2008   1.023       1.026      1,756,078
                                                                        2007   0.999       1.023      1,507,902
                                                                        2006   0.982       0.999        325,640
 MSF Jennison Growth Subaccount (Class B) (4/12)....................... 2014   1.205       1.278         71,274
                                                                        2013   0.904       1.205         18,139
                                                                        2012   0.940       0.904         20,120
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/14)........... 2014   1.232       1.266      2,729,385
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/14)........... 2014   1.208       1.249     10,220,092
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/07)............. 2014   1.267       1.339        140,256
                                                                        2013   1.094       1.267        147,793
                                                                        2012   1.008       1.094        163,493
                                                                        2011   1.012       1.008         53,880
                                                                        2010   0.945       1.012         58,722
                                                                        2009   0.819       0.945        111,198
                                                                        2008   1.081       0.819         51,801
                                                                        2007   1.107       1.081        101,165
 MSF MFS(Reg. TM) Value Subaccount (Class B) (4/14).................... 2014   1.169       1.264        177,168
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13).............. 2014   1.352       1.315        349,151
                                                                        2013   1.091       1.352        350,373
Money Market Portfolio
 Money Market Subaccount (5/03)........................................ 2006   0.977       0.982             --

                          PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2005   0.973       0.977       427,636
Oppenheimer Variable Account Funds
 Oppenheimer Capital Appreciation Subaccount/VA (Service Shares) (6/03)........ 2006   1.303       1.358            --
                                                                                2005   1.274       1.303       113,433
 Oppenheimer Global Securities Subaccount/VA (Service Shares) (6/03)........... 2006   1.811       1.966            --
                                                                                2005   1.628       1.811        89,384
Pioneer Variable Contracts Trust
 Pioneer America Income VCT Subaccount (Class II) (5/03)....................... 2007   0.993       1.022            --
                                                                                2006   0.987       0.993       177,166
                                                                                2005   0.994       0.987       175,013
 Pioneer AmPac Growth VCT Subaccount (Class II) (4/04)......................... 2006   0.981       1.094            --
                                                                                2005   0.994       0.981         9,942
 Pioneer Balanced VCT Subaccount (Class II) (6/03)............................. 2006   1.138       1.201            --
                                                                                2005   1.125       1.138     1,203,007
 Pioneer Bond VCT Subaccount (Class II) (11/07)................................ 2011   1.281       1.305            --
                                                                                2010   1.206       1.281       175,782
                                                                                2009   1.054       1.206       194,673
                                                                                2008   1.090       1.054       174,377
                                                                                2007   1.079       1.090       188,444
 Pioneer Disciplined Value VCT Subaccount (Class II) (3/05).................... 2014   1.285       1.277            --
                                                                                2013   1.025       1.285       164,817
                                                                                2012   0.950       1.025       178,621
                                                                                2011   1.011       0.950       389,620
                                                                                2010   0.949       1.011       400,372
                                                                                2009   0.841       0.949       406,630
                                                                                2008   1.278       0.841       435,625
                                                                                2007   1.232       1.278       427,705
                                                                                2006   1.078       1.232       445,126
                                                                                2005   0.986       1.078       237,014
 Pioneer Equity Opportunity VCT Subaccount (Class II) (5/05)................... 2007   1.230       1.343            --
                                                                                2006   1.057       1.230            --
                                                                                2005   0.977       1.057            --
 Pioneer Europe VCT Subaccount (Class II) (6/03)............................... 2006   1.546       1.947            --
                                                                                2005   1.470       1.546         6,124
 Pioneer Fund VCT Subaccount (Class II) (6/03)................................. 2011   1.375       1.466            --
                                                                                2010   1.218       1.375       170,772
                                                                                2009   1.000       1.218       213,496
                                                                                2008   1.562       1.000       225,225
                                                                                2007   1.529       1.562       243,112
                                                                                2006   1.347       1.529       254,631
                                                                                2005   1.304       1.347       256,397
 Pioneer Global High Yield VCT Subaccount (Class II) (3/05).................... 2009   0.720       0.716            --
                                                                                2008   1.124       0.720       405,420
                                                                                2007   1.129       1.124       444,424
                                                                                2006   1.033       1.129       377,297
                                                                                2005   0.996       1.033       109,171
 Pioneer High Yield VCT Subaccount (Class II) (6/03)........................... 2010   1.272       1.359            --
                                                                                2009   0.815       1.272     1,413,638
                                                                                2008   1.298       0.815       978,856
                                                                                2007   1.260       1.298     1,000,040
                                                                                2006   1.194       1.260     1,077,893
                                                                                2005   1.204       1.194     1,501,156
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) (4/05)....... 2009   0.724       0.691            --
                                                                                2008   1.233       0.724        40,809
                                                                                2007   1.202       1.233        40,846
                                                                                2006   1.077       1.202        40,878
                                                                                2005   1.003       1.077        40,915
 Pioneer Independence VCT Subaccount (Class II) (6/03)......................... 2009   0.663       0.696            --
                                                                                2008   1.333       0.663        68,475
                                                                                2007   1.273       1.333        71,046
                                                                                2006   1.197       1.273        80,248
                                                                                2005   1.189       1.197        77,877
 Pioneer International Value VCT Subaccount (Class II) (6/03).................. 2009   1.175       1.071            --

                         PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2008   2.196       1.175        210,915
                                                                              2007   1.989       2.196        209,903
                                                                              2006   1.663       1.989        221,701
                                                                              2005   1.480       1.663        213,167
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) (4/04)......... 2009   0.729       0.749             --
                                                                              2008   1.213       0.729        181,779
                                                                              2007   1.150       1.213        207,031
                                                                              2006   1.147       1.150        187,743
                                                                              2005   1.087       1.147        193,655
 Pioneer Small and Mid Cap Growth VCT Subaccount (Class II) (4/04)........... 2007   1.143       1.341             --
                                                                              2006   1.087       1.143         21,339
                                                                              2005   1.066       1.087         27,674
 Pioneer Small Cap Value VCT Subaccount (Class II) (6/03).................... 2009   1.038       0.987             --
                                                                              2008   1.719       1.038        207,821
                                                                              2007   1.899       1.719        206,750
                                                                              2006   1.706       1.899        217,877
                                                                              2005   1.574       1.706        219,611
 Pioneer Small Company VCT Subaccount (Class II) (6/03)...................... 2006   1.398       1.479             --
                                                                              2005   1.410       1.398         25,532
 Pioneer Strategic Income VCT Subaccount (Class II) (5/03)................... 2009   1.072       1.130             --
                                                                              2008   1.245       1.072        278,395
                                                                              2007   1.202       1.245        207,253
                                                                              2006   1.160       1.202        260,072
                                                                              2005   1.161       1.160        249,337
 Pioneer Value VCT Subaccount (Class II) (6/03).............................. 2007   1.474       1.464             --
                                                                              2006   1.313       1.474        132,939
                                                                              2005   1.287       1.313        130,138
 Pioneer VCT Emerging Markets Subaccount (Class II) (6/03)................... 2014   2.578       2.530             --
                                                                              2013   2.702       2.578         55,442
                                                                              2012   2.481       2.702         53,280
                                                                              2011   3.331       2.481         90,916
                                                                              2010   2.954       3.331         90,347
                                                                              2009   1.740       2.954        164,620
                                                                              2008   4.280       1.740         52,829
                                                                              2007   3.081       4.280         49,146
                                                                              2006   2.331       3.081         73,576
                                                                              2005   1.737       2.331         80,518
 Pioneer VCT Equity Income Subaccount (Class II) (6/03)...................... 2014   1.983       2.020             --
                                                                              2013   1.578       1.983        280,291
                                                                              2012   1.472       1.578        288,240
                                                                              2011   1.427       1.472        304,863
                                                                              2010   1.227       1.427        290,462
                                                                              2009   1.104       1.227        295,729
                                                                              2008   1.629       1.104        297,674
                                                                              2007   1.661       1.629        293,527
                                                                              2006   1.395       1.661        303,481
                                                                              2005   1.355       1.395        330,669
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05)......... 2014   1.315       1.327             --
                                                                              2013   1.131       1.315      9,827,793
                                                                              2012   1.036       1.131     10,424,698
                                                                              2011   1.098       1.036     10,941,896
                                                                              2010   0.981       1.098     11,262,669
                                                                              2009   0.758       0.981     12,432,936
                                                                              2008   1.198       0.758     13,235,094
                                                                              2007   1.162       1.198     12,137,604
                                                                              2006   1.057       1.162      7,553,143
                                                                              2005   0.982       1.057        108,254
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05)....... 2014   1.307       1.320             --
                                                                              2013   1.153       1.307      2,670,234
                                                                              2012   1.059       1.153      2,617,460
                                                                              2011   1.109       1.059      3,449,526
                                                                              2010   0.998       1.109      4,068,202
                                                                              2009   0.779       0.998      3,668,863
                                                                              2008   1.159       0.779      3,677,625
                                                                              2007   1.125       1.159      2,889,972
                                                                              2006   1.043       1.125      2,865,081
                                                                              2005   0.992       1.043        533,095

                    PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                UNIT      UNIT     NUMBER OF
                                                                               VALUE      VALUE      UNITS
                                                                                 AT        AT     OUTSTANDING
                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                        YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------- ------ ----------- -------- ------------
 Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)............. 2014   2.151       2.409       192,009
                                                                     2013   1.662       2.151       194,422
                                                                     2012   1.538       1.662       193,530
                                                                     2011   1.674       1.538       219,801
                                                                     2010   1.456       1.674       222,235
                                                                     2009   1.192       1.456       236,241
                                                                     2008   1.845       1.192       257,840
                                                                     2007   1.796       1.845       276,978
                                                                     2006   1.640       1.796       286,806
                                                                     2005   1.562       1.640       285,477
 Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03)........ 2014   2.260       2.877        67,725
                                                                     2013   2.282       2.260        75,791
                                                                     2012   2.016       2.282        78,027
                                                                     2011   1.883       2.016       154,738
                                                                     2010   1.502       1.883       158,887
                                                                     2009   1.171       1.502       167,592
                                                                     2008   1.947       1.171        81,651
                                                                     2007   2.468       1.947        98,539
                                                                     2006   1.854       2.468       109,529
                                                                     2005   1.655       1.854       110,071





                              PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.55%
                                                                                        UNIT      UNIT     NUMBER OF
                                                                                       VALUE      VALUE      UNITS
                                                                                         AT        AT     OUTSTANDING
                                                                                     BEGINNING   END OF       AT
PORTFOLIO NAME                                                                YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Subaccount (Series II) (6/03)................ 2007   1.111       1.180    --
                                                                             2006   1.074       1.111    --
                                                                             2005   1.000       1.074    --
 AIM V.I. Mid Cap Core Equity Subaccount (Series II) (6/03)................. 2008   1.206       1.188    --
                                                                             2007   1.132       1.206    --
                                                                             2006   1.047       1.132    --
                                                                             2005   1.000       1.047    --
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (6/03)........... 2014   1.493       1.582    --
                                                                             2013   1.181       1.493    --
                                                                             2012   1.082       1.181    --
                                                                             2011   1.047       1.082    --
                                                                             2010   0.890       1.047    --
                                                                             2009   0.778       0.890    --
                                                                             2008   1.095       0.778    --
                                                                             2007   1.155       1.095    --
                                                                             2006   1.011       1.155    --
                                                                             2005   1.000       1.011    --
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (6/03)....... 2014   1.587       1.663    --
                                                                             2013   1.179       1.587    --
                                                                             2012   1.091       1.179    --
                                                                             2011   1.176       1.091    --
                                                                             2010   0.945       1.176    --
                                                                             2009   0.675       0.945    --
                                                                             2008   1.205       0.675    --
                                                                             2007   1.111       1.205    --
                                                                             2006   1.049       1.111    --
                                                                             2005   1.000       1.049    --
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)................... 2014   1.406       1.218    --
                                                                             2013   1.173       1.406    --
                                                                             2012   1.018       1.173    --
                                                                             2011   1.168       1.018    --
                                                                             2010   1.105       1.168    --
                                                                             2009   0.827       1.105    --
                                                                             2008   1.424       0.827    --
                                                                             2007   1.265       1.424    --
                                                                             2006   1.068       1.265    --
                                                                             2005   1.000       1.068    --

                           PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)....... 2014   1.742       2.039            --
                                                                                   2013   1.213       1.742            --
                                                                                   2012   1.050       1.213            --
                                                                                   2011   1.055       1.050            --
                                                                                   2010   0.868       1.055            --
                                                                                   2009   0.663       0.868            --
                                                                                   2008   1.145       0.663            --
                                                                                   2007   1.197       1.145            --
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............ 2014   1.369       1.372            --
                                                                                   2013   1.063       1.369            --
                                                                                   2012   0.948       1.063            --
                                                                                   2011   1.037       0.948            --
                                                                                   2010   0.912       1.037            --
                                                                                   2009   0.724       0.912            --
                                                                                   2008   1.170       0.724            --
                                                                                   2007   1.230       1.170            --
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (4/07)........... 2014   1.334       1.475       159,862
                                                                                   2013   1.088       1.334       139,336
                                                                                   2012   0.979       1.088        50,991
                                                                                   2011   0.932       0.979        45,825
                                                                                   2010   0.853       0.932        47,001
                                                                                   2009   0.714       0.853        45,399
                                                                                   2008   1.125       0.714        35,825
                                                                                   2007   1.129       1.125        24,085
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class II) (4/05)...................................... 2007   1.181       1.234            --
                                                                                   2006   1.028       1.181            --
                                                                                   2005   0.975       1.028            --
 LMPVPI Total Return Subaccount (Class II) (6/03)................................. 2007   1.106       1.134            --
                                                                                   2006   1.010       1.106        86,821
                                                                                   2005   1.000       1.010            --
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class II) (6/03)........................... 2007   1.170       1.207            --
                                                                                   2006   1.084       1.170            --
                                                                                   2005   1.000       1.084            --
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (5/10) *.......................... 2014   1.498       1.509       203,141
                                                                                   2013   1.406       1.498       213,808
                                                                                   2012   1.238       1.406       216,104
                                                                                   2011   1.240       1.238       212,408
                                                                                   2010   1.181       1.240       224,182
 MIST Invesco Comstock Subaccount (Class B) (4/14)................................ 2014   1.478       1.562            --
 MIST Met/AIM Capital Appreciation Subaccount (Class E) (4/07) *.................. 2009   0.675       0.639            --
                                                                                   2008   1.209       0.675            --
                                                                                   2007   1.165       1.209            --
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/14)............ 2014   1.398       1.320            --
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07)............. 2014   1.373       1.245           310
                                                                                   2013   1.181       1.373         2,721
                                                                                   2012   1.038       1.181         2,725
                                                                                   2011   1.193       1.038            --
                                                                                   2010   1.098       1.193           629
                                                                                   2009   0.856       1.098           649
                                                                                   2008   1.524       0.856           668
                                                                                   2007   1.461       1.524            --
 MIST MLA Mid Cap Subaccount (Class B) (4/08)..................................... 2013   0.999       1.079            --
                                                                                   2012   0.974       0.999        15,998
                                                                                   2011   1.054       0.974        15,163
                                                                                   2010   0.880       1.054        19,059
                                                                                   2009   0.660       0.880        19,383
                                                                                   2008   1.052       0.660        19,175
 MIST Oppenheimer Capital Appreciation Subaccount (Class B) (4/06)................ 2012   0.844       0.946            --

                         PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2011   0.878       0.844            --
                                                                               2010   0.824       0.878            --
                                                                               2009   0.588       0.824            --
                                                                               2008   1.116       0.588            --
                                                                               2007   1.001       1.116            --
                                                                               2006   0.994       1.001            --
 MIST PIMCO Total Return Subaccount (Class B) (5/11).......................... 2014   1.312       1.333        65,022
                                                                               2013   1.372       1.312        66,648
                                                                               2012   1.288       1.372        68,115
                                                                               2011   1.303       1.288        69,888
 MIST Pioneer Fund Subaccount (Class B) (5/11)................................ 2014   1.372       1.484            --
                                                                               2013   1.061       1.372            --
                                                                               2012   0.986       1.061            --
                                                                               2011   1.128       0.986            --
 MIST Pioneer Strategic Income Subaccount (Class E) (5/09).................... 2014   1.409       1.434       535,552
                                                                               2013   1.425       1.409       524,702
                                                                               2012   1.312       1.425       530,170
                                                                               2011   1.300       1.312       538,862
                                                                               2010   1.191       1.300       551,548
                                                                               2009   0.980       1.191       551,501
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)............... 2014   1.374       1.490            --
Metropolitan Series Fund
 MSF BlackRock Capital Appreciation Subaccount (Class E) (5/09)............... 2014   1.234       1.308            --
                                                                               2013   0.944       1.234            --
                                                                               2012   0.849       0.944            --
                                                                               2011   0.957       0.849            --
                                                                               2010   0.821       0.957            --
                                                                               2009   0.657       0.821            --
 MSF BlackRock Money Market Subaccount (Class A) (4/06)....................... 2014   0.931       0.907       198,307
                                                                               2013   0.955       0.931       214,253
                                                                               2012   0.980       0.955       225,760
                                                                               2011   1.005       0.980       212,307
                                                                               2010   1.031       1.005       342,601
                                                                               2009   1.053       1.031       478,147
                                                                               2008   1.050       1.053       399,438
                                                                               2007   1.026       1.050       606,585
                                                                               2006   1.009       1.026       671,697
 MSF Jennison Growth Subaccount (Class B) (4/12).............................. 2014   1.200       1.272         6,662
                                                                               2013   0.901       1.200            --
                                                                               2012   0.940       0.901            --
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/14).................. 2014   1.227       1.261     4,935,159
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/14).................. 2014   1.203       1.244     5,624,745
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/07).................... 2014   1.262       1.333        70,874
                                                                               2013   1.091       1.262        71,081
                                                                               2012   1.005       1.091        71,309
                                                                               2011   1.009       1.005        71,568
                                                                               2010   0.943       1.009        71,814
                                                                               2009   0.818       0.943        72,053
                                                                               2008   1.080       0.818        72,950
                                                                               2007   1.106       1.080            --
 MSF MFS(Reg. TM) Value Subaccount (Class B) (4/14)........................... 2014   1.168       1.263            --
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)..................... 2014   1.347       1.309         9,017
                                                                               2013   1.087       1.347        12,934
Money Market Portfolio
 Money Market Subaccount (5/03)............................................... 2006   1.004       1.009            --
                                                                               2005   1.000       1.004            --
Oppenheimer Variable Account Funds
 Oppenheimer Capital Appreciation Subaccount/VA (Service Shares) (6/03)....... 2006   1.037       1.080            --
                                                                               2005   1.000       1.037            --
 Oppenheimer Global Securities Subaccount/VA (Service Shares) (6/03).......... 2006   1.140       1.237            --
                                                                               2005   1.000       1.140            --
Pioneer Variable Contracts Trust

                          PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
 Pioneer America Income VCT Subaccount (Class II) (5/03)....................... 2007   0.993       1.023            --
                                                                                2006   0.988       0.993            --
                                                                                2005   1.000       0.988            --
 Pioneer AmPac Growth VCT Subaccount (Class II) (4/04)......................... 2006   0.987       1.100            --
                                                                                2005   1.000       0.987            --
 Pioneer Balanced VCT Subaccount (Class II) (6/03)............................. 2006   1.009       1.064            --
                                                                                2005   1.000       1.009            --
 Pioneer Bond VCT Subaccount (Class II) (11/07)................................ 2011   1.279       1.303            --
                                                                                2010   1.204       1.279       182,288
                                                                                2009   1.053       1.204       188,005
                                                                                2008   1.090       1.053        45,072
                                                                                2007   1.079       1.090        26,640
 Pioneer Disciplined Value VCT Subaccount (Class II) (3/05).................... 2014   1.280       1.271            --
                                                                                2013   1.021       1.280            --
                                                                                2012   0.947       1.021            --
                                                                                2011   1.008       0.947            --
                                                                                2010   0.947       1.008            --
                                                                                2009   0.839       0.947            --
                                                                                2008   1.276       0.839            --
                                                                                2007   1.230       1.276            --
                                                                                2006   1.077       1.230            --
                                                                                2005   0.986       1.077            --
 Pioneer Equity Opportunity VCT Subaccount (Class II) (5/05)................... 2007   1.229       1.341            --
                                                                                2006   1.057       1.229            --
                                                                                2005   0.977       1.057            --
 Pioneer Europe VCT Subaccount (Class II) (6/03)............................... 2006   1.035       1.302            --
                                                                                2005   1.000       1.035            --
 Pioneer Fund VCT Subaccount (Class II) (6/03)................................. 2011   1.061       1.131            --
                                                                                2010   0.940       1.061            --
                                                                                2009   0.772       0.940            --
                                                                                2008   1.207       0.772            --
                                                                                2007   1.182       1.207            --
                                                                                2006   1.042       1.182            --
                                                                                2005   1.000       1.042            --
 Pioneer Global High Yield VCT Subaccount (Class II) (3/05).................... 2009   0.719       0.715            --
                                                                                2008   1.122       0.719       239,497
                                                                                2007   1.128       1.122       183,787
                                                                                2006   1.033       1.128       116,910
                                                                                2005   0.996       1.033            --
 Pioneer High Yield VCT Subaccount (Class II) (6/03)........................... 2010   1.052       1.124            --
                                                                                2009   0.674       1.052       218,139
                                                                                2008   1.074       0.674       139,380
                                                                                2007   1.044       1.074       109,792
                                                                                2006   0.989       1.044        47,336
                                                                                2005   1.000       0.989            --
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) (4/05)....... 2009   0.723       0.689            --
                                                                                2008   1.231       0.723            --
                                                                                2007   1.201       1.231            --
                                                                                2006   1.076       1.201            --
                                                                                2005   1.003       1.076            --
 Pioneer Independence VCT Subaccount (Class II) (6/03)......................... 2009   0.562       0.590            --
                                                                                2008   1.131       0.562            --
                                                                                2007   1.080       1.131            --
                                                                                2006   1.016       1.080            --
                                                                                2005   1.000       1.016            --
 Pioneer International Value VCT Subaccount (Class II) (6/03).................. 2009   0.791       0.720            --
                                                                                2008   1.479       0.791            --
                                                                                2007   1.340       1.479            --
                                                                                2006   1.121       1.340            --
                                                                                2005   1.000       1.121            --
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) (4/04)........... 2009   0.692       0.711            --

                         PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2008   1.152       0.692            --
                                                                              2007   1.093       1.152            --
                                                                              2006   1.090       1.093            --
                                                                              2005   1.000       1.090            --
 Pioneer Small and Mid Cap Growth VCT Subaccount (Class II) (4/04)........... 2007   1.064       1.247            --
                                                                              2006   1.012       1.064            --
                                                                              2005   1.000       1.012            --
 Pioneer Small Cap Value VCT Subaccount (Class II) (6/03).................... 2009   0.668       0.636            --
                                                                              2008   1.108       0.668            --
                                                                              2007   1.225       1.108            --
                                                                              2006   1.101       1.225            --
                                                                              2005   1.000       1.101            --
 Pioneer Small Company VCT Subaccount (Class II) (6/03)...................... 2006   1.024       1.084            --
                                                                              2005   1.000       1.024            --
 Pioneer Strategic Income VCT Subaccount (Class II) (5/03)................... 2009   0.918       0.968            --
                                                                              2008   1.066       0.918       558,876
                                                                              2007   1.030       1.066       214,553
                                                                              2006   0.995       1.030       215,430
                                                                              2005   1.000       0.995            --
 Pioneer Value VCT Subaccount (Class II) (6/03).............................. 2007   1.144       1.135            --
                                                                              2006   1.020       1.144            --
                                                                              2005   1.000       1.020            --
 Pioneer VCT Emerging Markets Subaccount (Class II) (6/03)................... 2014   1.419       1.393            --
                                                                              2013   1.488       1.419            --
                                                                              2012   1.368       1.488            --
                                                                              2011   1.837       1.368            --
                                                                              2010   1.630       1.837            --
                                                                              2009   0.961       1.630            --
                                                                              2008   2.364       0.961            --
                                                                              2007   1.702       2.364            --
                                                                              2006   1.289       1.702            --
                                                                              2005   1.000       1.289            --
 Pioneer VCT Equity Income Subaccount (Class II) (6/03)...................... 2014   1.450       1.477            --
                                                                              2013   1.155       1.450            --
                                                                              2012   1.077       1.155            --
                                                                              2011   1.045       1.077            --
                                                                              2010   0.899       1.045            --
                                                                              2009   0.810       0.899            --
                                                                              2008   1.195       0.810            --
                                                                              2007   1.219       1.195            --
                                                                              2006   1.024       1.219            --
                                                                              2005   1.000       1.024            --
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05)......... 2014   1.309       1.321            --
                                                                              2013   1.126       1.309     5,653,792
                                                                              2012   1.033       1.126     5,693,168
                                                                              2011   1.095       1.033     5,870,064
                                                                              2010   0.979       1.095     6,246,359
                                                                              2009   0.757       0.979     6,297,902
                                                                              2008   1.196       0.757     6,466,610
                                                                              2007   1.161       1.196     5,710,624
                                                                              2006   1.057       1.161     3,150,750
                                                                              2005   0.982       1.057            --
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05)....... 2014   1.301       1.314            --
                                                                              2013   1.148       1.301     4,905,615
                                                                              2012   1.056       1.148     5,183,002
                                                                              2011   1.106       1.056     5,363,189
                                                                              2010   0.996       1.106     5,194,071
                                                                              2009   0.777       0.996     5,248,899
                                                                              2008   1.158       0.777     5,624,649
                                                                              2007   1.124       1.158     4,836,462
                                                                              2006   1.042       1.124     2,364,251
                                                                              2005   0.992       1.042            --
 Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)...................... 2014   1.378       1.542            --

                    PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)
                                                                                UNIT      UNIT     NUMBER OF
                                                                               VALUE      VALUE      UNITS
                                                                                 AT        AT     OUTSTANDING
                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                        YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                     2013   1.065       1.378    --
                                                                     2012   0.986       1.065    --
                                                                     2011   1.074       0.986    --
                                                                     2010   0.934       1.074    --
                                                                     2009   0.765       0.934    --
                                                                     2008   1.185       0.765    --
                                                                     2007   1.154       1.185    --
                                                                     2006   1.054       1.154    --
                                                                     2005   1.000       1.054    --
 Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03)........ 2014   1.424       1.812    --
                                                                     2013   1.438       1.424    --
                                                                     2012   1.271       1.438    --
                                                                     2011   1.188       1.271    --
                                                                     2010   0.948       1.188    --
                                                                     2009   0.739       0.948    --
                                                                     2008   1.230       0.739    --
                                                                     2007   1.560       1.230    --
                                                                     2006   1.173       1.560    --
                                                                     2005   1.000       1.173    --





                              PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.60%
                                                                                        UNIT      UNIT     NUMBER OF
                                                                                       VALUE      VALUE      UNITS
                                                                                         AT        AT     OUTSTANDING
                                                                                     BEGINNING   END OF       AT
PORTFOLIO NAME                                                                YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Subaccount (Series II) (6/03)................ 2007   1.152       1.223            --
                                                                             2006   1.114       1.152        10,810
                                                                             2005   1.053       1.114         9,741
 AIM V.I. Mid Cap Core Equity Subaccount (Series II) (6/03)................. 2008   1.280       1.261            --
                                                                             2007   1.203       1.280         2,902
                                                                             2006   1.112       1.203         3,004
                                                                             2005   1.064       1.112         2,451
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (6/03)........... 2014   1.587       1.681         7,230
                                                                             2013   1.256       1.587         7,493
                                                                             2012   1.151       1.256         8,386
                                                                             2011   1.115       1.151         8,840
                                                                             2010   0.948       1.115         9,752
                                                                             2009   0.829       0.948        15,996
                                                                             2008   1.168       0.829        17,661
                                                                             2007   1.232       1.168        18,654
                                                                             2006   1.079       1.232        18,008
                                                                             2005   1.071       1.079         6,434
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (6/03)....... 2014   1.668       1.747           875
                                                                             2013   1.239       1.668           879
                                                                             2012   1.148       1.239           882
                                                                             2011   1.237       1.148         5,978
                                                                             2010   0.995       1.237         6,122
                                                                             2009   0.711       0.995         6,789
                                                                             2008   1.270       0.711         7,054
                                                                             2007   1.172       1.270         6,361
                                                                             2006   1.106       1.172         5,890
                                                                             2005   1.083       1.106         4,777
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)................... 2014   1.624       1.406        28,656
                                                                             2013   1.355       1.624       114,676
                                                                             2012   1.177       1.355       118,023
                                                                             2011   1.351       1.177       125,466
                                                                             2010   1.279       1.351       122,966
                                                                             2009   0.958       1.279       120,080
                                                                             2008   1.650       0.958       118,480
                                                                             2007   1.467       1.650       112,977
                                                                             2006   1.239       1.467       123,624
                                                                             2005   1.154       1.239       113,416
Legg Mason Partners Variable Equity Trust

                           PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)....... 2014   1.798       2.104        22,338
                                                                                   2013   1.252       1.798        22,543
                                                                                   2012   1.085       1.252        22,926
                                                                                   2011   1.090       1.085        28,616
                                                                                   2010   0.897       1.090        29,174
                                                                                   2009   0.686       0.897        28,127
                                                                                   2008   1.185       0.686        44,064
                                                                                   2007   1.239       1.185        43,036
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............ 2014   1.417       1.420            --
                                                                                   2013   1.100       1.417           653
                                                                                   2012   0.982       1.100           655
                                                                                   2011   1.075       0.982           657
                                                                                   2010   0.946       1.075           659
                                                                                   2009   0.750       0.946           745
                                                                                   2008   1.215       0.750           747
                                                                                   2007   1.277       1.215           749
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (4/07)........... 2014   1.388       1.534        10,059
                                                                                   2013   1.133       1.388        10,061
                                                                                   2012   1.020       1.133        10,063
                                                                                   2011   0.971       1.020        10,069
                                                                                   2010   0.889       0.971        10,076
                                                                                   2009   0.744       0.889         5,814
                                                                                   2008   1.175       0.744         3,467
                                                                                   2007   1.178       1.175         3,473
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class II) (4/05)...................................... 2007   1.180       1.233            --
                                                                                   2006   1.027       1.180           784
                                                                                   2005   0.975       1.027           786
 LMPVPI Total Return Subaccount (Class II) (6/03)................................. 2007   1.155       1.183            --
                                                                                   2006   1.056       1.155        13,180
                                                                                   2005   1.052       1.056         2,987
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class II) (6/03)........................... 2007   1.212       1.250            --
                                                                                   2006   1.123       1.212        23,009
                                                                                   2005   1.051       1.123        22,912
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (5/10) *.......................... 2014   1.660       1.671         2,717
                                                                                   2013   1.558       1.660       174,891
                                                                                   2012   1.372       1.558       174,828
                                                                                   2011   1.376       1.372       180,409
                                                                                   2010   1.311       1.376       180,443
 MIST Invesco Comstock Subaccount (Class B) (4/14)................................ 2014   1.576       1.665        22,784
 MIST Met/AIM Capital Appreciation Subaccount (Class E) (4/07) *.................. 2009   0.699       0.662            --
                                                                                   2008   1.253       0.699        13,334
                                                                                   2007   1.208       1.253        10,896
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/14)............ 2014   1.645       1.553        85,009
                                                                                   2014   2.224       1.645            --
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *........... 2014   1.583       1.435            --
                                                                                   2013   1.363       1.583            --
                                                                                   2012   1.198       1.363            --
                                                                                   2011   1.378       1.198            --
                                                                                   2010   1.269       1.378            --
                                                                                   2009   0.990       1.269            --
                                                                                   2008   1.763       0.990            --
                                                                                   2007   1.690       1.763            --
 MIST MLA Mid Cap Subaccount (Class B) (4/08)..................................... 2013   0.995       1.075            --
                                                                                   2012   0.970       0.995        19,651
                                                                                   2011   1.051       0.970        19,608
                                                                                   2010   0.878       1.051        19,525
                                                                                   2009   0.659       0.878        19,730
                                                                                   2008   1.051       0.659         3,480
 MIST Oppenheimer Capital Appreciation Subaccount (Class B) (4/06)................ 2012   0.842       0.943            --

                      PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2011   0.876       0.842       125,687
                                                                        2010   0.822       0.876       125,697
                                                                        2009   0.587       0.822       120,943
                                                                        2008   1.115       0.587       118,230
                                                                        2007   1.001       1.115       118,238
                                                                        2006   0.994       1.001       118,245
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *.......... 2014   1.258       1.252        52,184
                                                                        2013   1.016       1.258       172,174
                                                                        2012   0.860       1.016       172,359
                                                                        2011   0.964       0.860       176,364
                                                                        2010   0.854       0.964       176,275
                                                                        2009   0.627       0.854       178,611
                                                                        2008   1.082       0.627       177,552
                                                                        2007   1.045       1.082       175,778
                                                                        2006   0.996       1.045       154,708
 MIST PIMCO Total Return Subaccount (Class B) (5/11)................... 2014   1.404       1.425       107,767
                                                                        2013   1.469       1.404       114,564
                                                                        2012   1.380       1.469       124,952
                                                                        2011   1.396       1.380       124,857
 MIST Pioneer Fund Subaccount (Class B) (5/11)......................... 2014   1.475       1.594         1,765
                                                                        2013   1.141       1.475         1,905
                                                                        2012   1.061       1.141         2,106
                                                                        2011   1.214       1.061        19,266
 MIST Pioneer Strategic Income Subaccount (Class E) (5/09)............. 2014   1.553       1.581        26,761
                                                                        2013   1.572       1.553        32,423
                                                                        2012   1.448       1.572        33,476
                                                                        2011   1.436       1.448        39,121
                                                                        2010   1.316       1.436        40,525
                                                                        2009   1.083       1.316        47,822
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)........ 2014   1.422       1.540            --
Metropolitan Series Fund
 MSF BlackRock Capital Appreciation Subaccount (Class E) (5/09)........ 2014   1.275       1.351           443
                                                                        2013   0.976       1.275           445
                                                                        2012   0.878       0.976           447
                                                                        2011   0.990       0.878         7,205
                                                                        2010   0.850       0.990         6,949
                                                                        2009   0.680       0.850        13,883
 MSF BlackRock Money Market Subaccount (Class A) (4/06)................ 2014   0.919       0.896        83,125
                                                                        2013   0.944       0.919        82,715
                                                                        2012   0.969       0.944        79,891
                                                                        2011   0.994       0.969        82,003
                                                                        2010   1.020       0.994       126,906
                                                                        2009   1.043       1.020        81,261
                                                                        2008   1.040       1.043       171,671
                                                                        2007   1.016       1.040       185,261
                                                                        2006   1.001       1.016        42,885
 MSF Jennison Growth Subaccount (Class B) (4/12)....................... 2014   1.196       1.267        22,415
                                                                        2013   0.898       1.196       122,178
                                                                        2012   0.940       0.898       122,182
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/14)........... 2014   1.222       1.255       164,715
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/14)........... 2014   1.198       1.238        94,605
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/07)............. 2014   1.257       1.327            --
                                                                        2013   1.087       1.257            --
                                                                        2012   1.002       1.087            --
                                                                        2011   1.007       1.002            --
                                                                        2010   0.941       1.007            --
                                                                        2009   0.817       0.941            --
                                                                        2008   1.079       0.817            --
                                                                        2007   1.106       1.079            --
 MSF MFS(Reg. TM) Value Subaccount (Class B) (4/14).................... 2014   1.168       1.262        42,915
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13).............. 2014   1.341       1.303        19,399
                                                                        2013   1.082       1.341        19,315
Money Market Portfolio
 Money Market Subaccount (5/03)........................................ 2006   0.995       1.001            --

                          PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2005   0.993       0.995       106,379
Oppenheimer Variable Account Funds
 Oppenheimer Capital Appreciation Subaccount/VA (Service Shares) (6/03)........ 2006   1.068       1.113            --
                                                                                2005   1.045       1.068       105,674
 Oppenheimer Global Securities Subaccount/VA (Service Shares) (6/03)........... 2006   1.297       1.408            --
                                                                                2005   1.167       1.297       109,344
Pioneer Variable Contracts Trust
 Pioneer America Income VCT Subaccount (Class II) (5/03)....................... 2007   1.028       1.057            --
                                                                                2006   1.023       1.028        12,117
                                                                                2005   1.031       1.023        10,977
 Pioneer AmPac Growth VCT Subaccount (Class II) (4/04)......................... 2006   0.977       1.088            --
                                                                                2005   0.991       0.977         2,400
 Pioneer Balanced VCT Subaccount (Class II) (6/03)............................. 2006   1.035       1.091            --
                                                                                2005   1.025       1.035            --
 Pioneer Bond VCT Subaccount (Class II) (11/07)................................ 2011   1.277       1.301            --
                                                                                2010   1.203       1.277        36,984
                                                                                2009   1.053       1.203        46,241
                                                                                2008   1.090       1.053        27,663
                                                                                2007   1.079       1.090        29,976
 Pioneer Disciplined Value VCT Subaccount (Class II) (3/05).................... 2014   1.274       1.265            --
                                                                                2013   1.017       1.274        40,887
                                                                                2012   0.944       1.017        41,786
                                                                                2011   1.005       0.944        42,243
                                                                                2010   0.944       1.005        42,763
                                                                                2009   0.837       0.944        40,066
                                                                                2008   1.274       0.837        35,662
                                                                                2007   1.229       1.274        36,805
                                                                                2006   1.077       1.229        37,456
                                                                                2005   0.986       1.077        25,273
 Pioneer Equity Opportunity VCT Subaccount (Class II) (5/05)................... 2007   1.228       1.339            --
                                                                                2006   1.056       1.228           480
                                                                                2005   0.977       1.056            --
 Pioneer Europe VCT Subaccount (Class II) (6/03)............................... 2006   1.235       1.554            --
                                                                                2005   1.176       1.235            --
 Pioneer Fund VCT Subaccount (Class II) (6/03)................................. 2011   1.142       1.217            --
                                                                                2010   1.012       1.142        19,287
                                                                                2009   0.832       1.012        32,867
                                                                                2008   1.301       0.832        31,761
                                                                                2007   1.274       1.301        29,920
                                                                                2006   1.124       1.274        16,484
                                                                                2005   1.089       1.124        16,935
 Pioneer Global High Yield VCT Subaccount (Class II) (3/05).................... 2009   0.718       0.713            --
                                                                                2008   1.121       0.718        39,666
                                                                                2007   1.127       1.121        40,136
                                                                                2006   1.032       1.127        19,416
                                                                                2005   0.996       1.032        18,915
 Pioneer High Yield VCT Subaccount (Class II) (6/03)........................... 2010   1.139       1.217            --
                                                                                2009   0.730       1.139       194,478
                                                                                2008   1.165       0.730         3,249
                                                                                2007   1.132       1.165         3,318
                                                                                2006   1.074       1.132        13,431
                                                                                2005   1.084       1.074         2,754
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) (4/05)....... 2009   0.721       0.688            --
                                                                                2008   1.230       0.721            --
                                                                                2007   1.200       1.230            --
                                                                                2006   1.076       1.200            --
                                                                                2005   1.003       1.076            --
 Pioneer Independence VCT Subaccount (Class II) (6/03)......................... 2009   0.600       0.629            --
                                                                                2008   1.207       0.600       102,300
                                                                                2007   1.153       1.207       102,311
                                                                                2006   1.086       1.153       102,320
                                                                                2005   1.080       1.086       101,352
 Pioneer International Value VCT Subaccount (Class II) (6/03).................. 2009   0.924       0.842            --

                         PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2008   1.729       0.924        26,250
                                                                              2007   1.567       1.729        25,419
                                                                              2006   1.312       1.567         9,727
                                                                              2005   1.169       1.312         4,720
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) (4/04)......... 2009   0.714       0.733            --
                                                                              2008   1.189       0.714       117,038
                                                                              2007   1.128       1.189       117,043
                                                                              2006   1.127       1.128       117,048
                                                                              2005   1.069       1.127       114,298
 Pioneer Small and Mid Cap Growth VCT Subaccount (Class II) (4/04)........... 2007   1.081       1.266            --
                                                                              2006   1.029       1.081       115,572
                                                                              2005   1.009       1.029       105,396
 Pioneer Small Cap Value VCT Subaccount (Class II) (6/03).................... 2009   0.757       0.720            --
                                                                              2008   1.255       0.757       107,078
                                                                              2007   1.388       1.255       107,019
                                                                              2006   1.248       1.388       106,913
                                                                              2005   1.152       1.248        56,448
 Pioneer Small Company VCT Subaccount (Class II) (6/03)...................... 2006   1.096       1.159            --
                                                                              2005   1.106       1.096        49,716
 Pioneer Strategic Income VCT Subaccount (Class II) (5/03)................... 2009   1.009       1.064            --
                                                                              2008   1.173       1.009        23,955
                                                                              2007   1.134       1.173        27,311
                                                                              2006   1.095       1.134        26,499
                                                                              2005   1.097       1.095        25,896
 Pioneer Value VCT Subaccount (Class II) (6/03).............................. 2007   1.240       1.231            --
                                                                              2006   1.106       1.240        12,208
                                                                              2005   1.085       1.106        12,260
 Pioneer VCT Emerging Markets Subaccount (Class II) (6/03)................... 2014   1.902       1.867            --
                                                                              2013   1.996       1.902       160,010
                                                                              2012   1.835       1.996       159,814
                                                                              2011   2.466       1.835       166,632
                                                                              2010   2.189       2.466       167,805
                                                                              2009   1.291       2.189       189,998
                                                                              2008   3.178       1.291       138,324
                                                                              2007   2.290       3.178       131,978
                                                                              2006   1.734       2.290       132,746
                                                                              2005   1.294       1.734        78,600
 Pioneer VCT Equity Income Subaccount (Class II) (6/03)...................... 2014   1.629       1.660            --
                                                                              2013   1.298       1.629        22,883
                                                                              2012   1.212       1.298        23,668
                                                                              2011   1.176       1.212        24,148
                                                                              2010   1.012       1.176        25,246
                                                                              2009   0.912       1.012        25,689
                                                                              2008   1.347       0.912        26,323
                                                                              2007   1.375       1.347        27,945
                                                                              2006   1.155       1.375        12,608
                                                                              2005   1.124       1.155         1,859
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05)......... 2014   1.304       1.315            --
                                                                              2013   1.122       1.304        89,037
                                                                              2012   1.029       1.122        89,103
                                                                              2011   1.092       1.029        89,176
                                                                              2010   0.977       1.092        36,764
                                                                              2009   0.756       0.977        89,999
                                                                              2008   1.195       0.756        90,108
                                                                              2007   1.160       1.195       404,197
                                                                              2006   1.056       1.160       408,332
                                                                              2005   0.982       1.056         7,802
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05)....... 2014   1.296       1.308            --
                                                                              2013   1.144       1.296       160,617
                                                                              2012   1.052       1.144       160,683
                                                                              2011   1.103       1.052       176,612
                                                                              2010   0.994       1.103       294,399
                                                                              2009   0.776       0.994       323,990
                                                                              2008   1.156       0.776       324,057
                                                                              2007   1.123       1.156        37,918
                                                                              2006   1.042       1.123        37,885
                                                                              2005   0.992       1.042         7,848

                    PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)
                                                                                UNIT      UNIT     NUMBER OF
                                                                               VALUE      VALUE      UNITS
                                                                                 AT        AT     OUTSTANDING
                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                        YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------- ------ ----------- -------- ------------
 Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)............. 2014   1.559       1.744        21,012
                                                                     2013   1.205       1.559       106,586
                                                                     2012   1.116       1.205       106,596
                                                                     2011   1.217       1.116       109,337
                                                                     2010   1.059       1.217       109,351
                                                                     2009   0.868       1.059       105,831
                                                                     2008   1.345       0.868       103,764
                                                                     2007   1.310       1.345       103,776
                                                                     2006   1.198       1.310       103,787
                                                                     2005   1.142       1.198        90,922
 Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03)........ 2014   1.768       2.249        10,778
                                                                     2013   1.787       1.768       184,351
                                                                     2012   1.580       1.787       184,205
                                                                     2011   1.478       1.580       190,483
                                                                     2010   1.180       1.478       190,836
                                                                     2009   0.920       1.180       191,033
                                                                     2008   1.533       0.920        85,466
                                                                     2007   1.945       1.533        86,271
                                                                     2006   1.462       1.945        85,572
                                                                     2005   1.306       1.462        77,752





                                 PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.70%
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Subaccount (Series II) (6/03)...................... 2007   0.987       1.048    --
                                                                                   2006   1.000       0.987    --
 AIM V.I. Mid Cap Core Equity Subaccount (Series II) (6/03)....................... 2008   1.103       1.087    --
                                                                                   2007   1.038       1.103    --
                                                                                   2006   1.000       1.038    --
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (6/03)................. 2014   1.418       1.501    --
                                                                                   2013   1.123       1.418    --
                                                                                   2012   1.031       1.123    --
                                                                                   2011   0.999       1.031    --
                                                                                   2010   0.851       0.999    --
                                                                                   2009   0.745       0.851    --
                                                                                   2008   1.050       0.745    --
                                                                                   2007   1.109       1.050    --
                                                                                   2006   1.000       1.109    --
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (6/03)............. 2014   1.407       1.472    --
                                                                                   2013   1.046       1.407    --
                                                                                   2012   0.970       1.046    --
                                                                                   2011   1.047       0.970    --
                                                                                   2010   0.843       1.047    --
                                                                                   2009   0.603       0.843    --
                                                                                   2008   1.078       0.603    --
                                                                                   2007   0.995       1.078    --
                                                                                   2006   1.000       0.995    --
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)......................... 2014   1.249       1.080    --
                                                                                   2013   1.043       1.249    --
                                                                                   2012   0.907       1.043    --
                                                                                   2011   1.042       0.907    --
                                                                                   2010   0.988       1.042    --
                                                                                   2009   0.740       0.988    --
                                                                                   2008   1.276       0.740    --
                                                                                   2007   1.135       1.276    --
                                                                                   2006   1.000       1.135    --
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)....... 2014   1.511       1.766    --

                         PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.70% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2013   1.053       1.511            --
                                                                               2012   0.914       1.053            --
                                                                               2011   0.919       0.914            --
                                                                               2010   0.757       0.919            --
                                                                               2009   0.580       0.757            --
                                                                               2008   1.002       0.580            --
                                                                               2007   1.048       1.002            --
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)........ 2014   1.263       1.265            --
                                                                               2013   0.982       1.263            --
                                                                               2012   0.877       0.982            --
                                                                               2011   0.961       0.877            --
                                                                               2010   0.847       0.961            --
                                                                               2009   0.672       0.847            --
                                                                               2008   1.089       0.672            --
                                                                               2007   1.146       1.089            --
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (4/07)....... 2014   1.276       1.409       154,242
                                                                               2013   1.043       1.276       139,731
                                                                               2012   0.939       1.043       141,663
                                                                               2011   0.896       0.939       144,898
                                                                               2010   0.821       0.896       146,895
                                                                               2009   0.688       0.821       145,677
                                                                               2008   1.086       0.688        85,774
                                                                               2007   1.091       1.086        95,939
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class II) (4/05).................................. 2007   1.104       1.153            --
                                                                               2006   1.000       1.104            --
 LMPVPI Total Return Subaccount (Class II) (6/03)............................. 2007   1.069       1.096            --
                                                                               2006   1.000       1.069        55,779
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class II) (6/03)....................... 2007   1.026       1.058            --
                                                                               2006   1.000       1.026            --
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (5/10)........................ 2014   1.414       1.422       113,781
                                                                               2013   1.329       1.414       114,697
                                                                               2012   1.171       1.329       115,535
                                                                               2011   1.176       1.171       116,697
                                                                               2010   1.121       1.176       118,169
 MIST Invesco Comstock Subaccount (Class B) (4/14)............................ 2014   1.382       1.459            --
 MIST Met/AIM Capital Appreciation Subaccount (Class E) (4/07) *.............. 2009   0.598       0.566            --
                                                                               2008   1.073       0.598            --
                                                                               2007   1.035       1.073            --
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/14)........ 2014   0.961       0.906            --
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2014   1.178       1.067            --
                                                                               2013   1.015       1.178            --
                                                                               2012   0.894       1.015            --
                                                                               2011   1.028       0.894            --
                                                                               2010   0.948       1.028            --
                                                                               2009   0.740       0.948            --
                                                                               2008   1.320       0.740            --
                                                                               2007   1.266       1.320            --
 MIST MLA Mid Cap Subaccount (Class B) (4/08)................................. 2013   0.923       0.997            --
                                                                               2012   0.901       0.923            --
                                                                               2011   0.977       0.901            --
                                                                               2010   0.817       0.977            --
                                                                               2009   0.614       0.817            --
                                                                               2008   0.979       0.614            --
 MIST Oppenheimer Capital Appreciation Subaccount (Class B) (4/06)............ 2012   0.837       0.938            --
                                                                               2011   0.872       0.837            --
                                                                               2010   0.819       0.872            --
                                                                               2009   0.586       0.819            --
                                                                               2008   1.113       0.586            --
                                                                               2007   1.000       1.113            --
                                                                               2006   0.994       1.000            --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *................. 2014   1.248       1.241            --

                         PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.70% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2013   1.009       1.248            --
                                                                               2012   0.856       1.009            --
                                                                               2011   0.960       0.856            --
                                                                               2010   0.850       0.960            --
                                                                               2009   0.625       0.850            --
                                                                               2008   1.080       0.625            --
                                                                               2007   1.044       1.080            --
                                                                               2006   0.996       1.044            --
 MIST PIMCO Total Return Subaccount (Class B) (5/11).......................... 2014   1.300       1.318        23,885
                                                                               2013   1.362       1.300        24,581
                                                                               2012   1.280       1.362        24,736
                                                                               2011   1.296       1.280        26,340
 MIST Pioneer Fund Subaccount (Class B) (5/11)................................ 2014   1.266       1.367            --
                                                                               2013   0.980       1.266            --
                                                                               2012   0.912       0.980            --
                                                                               2011   1.045       0.912            --
 MIST Pioneer Strategic Income Subaccount (Class E) (5/09).................... 2014   1.381       1.403       214,330
                                                                               2013   1.399       1.381       230,504
                                                                               2012   1.289       1.399       223,904
                                                                               2011   1.280       1.289       224,343
                                                                               2010   1.174       1.280       215,653
                                                                               2009   0.967       1.174       258,346
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)............... 2014   1.267       1.372            --
Metropolitan Series Fund
 MSF BlackRock Capital Appreciation Subaccount (Class E) (5/09)............... 2014   1.085       1.149            --
                                                                               2013   0.832       1.085            --
                                                                               2012   0.748       0.832            --
                                                                               2011   0.846       0.748            --
                                                                               2010   0.726       0.846            --
                                                                               2009   0.582       0.726            --
 MSF BlackRock Money Market Subaccount (Class A) (4/06)....................... 2014   0.915       0.891       164,326
                                                                               2013   0.940       0.915       168,825
                                                                               2012   0.966       0.940       172,833
                                                                               2011   0.993       0.966       175,191
                                                                               2010   1.020       0.993       203,912
                                                                               2009   1.043       1.020       207,565
                                                                               2008   1.042       1.043       219,885
                                                                               2007   1.019       1.042       198,447
                                                                               2006   1.004       1.019       112,991
 MSF Jennison Growth Subaccount (Class B) (4/12).............................. 2014   1.187       1.256            --
                                                                               2013   0.892       1.187            --
                                                                               2012   0.930       0.892            --
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/14).................. 2014   1.212       1.245     1,408,580
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/14).................. 2014   1.189       1.227       994,775
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/07).................... 2014   1.247       1.316            --
                                                                               2013   1.080       1.247            --
                                                                               2012   0.997       1.080            --
                                                                               2011   1.002       0.997            --
                                                                               2010   0.938       1.002            --
                                                                               2009   0.814       0.938            --
                                                                               2008   1.078       0.814            --
                                                                               2007   1.104       1.078            --
 MSF MFS(Reg. TM) Value Subaccount (Class B) (4/14)........................... 2014   1.130       1.220            --
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)..................... 2014   1.242       1.206            --
                                                                               2013   1.004       1.242            --
Money Market Portfolio
 Money Market Subaccount (5/03)............................................... 2006   1.000       1.004            --
Oppenheimer Variable Account Funds
 Oppenheimer Capital Appreciation Subaccount/VA (Service Shares) (6/03)....... 2006   1.000       1.005            --
 Oppenheimer Global Securities Subaccount/VA (Service Shares) (6/03).......... 2006   1.000       1.034            --
Pioneer Variable Contracts Trust
 Pioneer America Income VCT Subaccount (Class II) (5/03)...................... 2007   1.007       1.035            --

                          PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.70% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2006   1.000       1.007        47,453
 Pioneer AmPac Growth VCT Subaccount (Class II) (4/04)......................... 2006   1.000       1.086            --
 Pioneer Balanced VCT Subaccount (Class II) (6/03)............................. 2006   1.000       1.032            --
 Pioneer Bond VCT Subaccount (Class II) (11/07)................................ 2011   1.273       1.296            --
                                                                                2010   1.200       1.273        27,404
                                                                                2009   1.051       1.200        28,642
                                                                                2008   1.090       1.051        38,802
                                                                                2007   1.079       1.090        44,948
 Pioneer Disciplined Value VCT Subaccount (Class II) (3/05).................... 2014   1.134       1.126            --
                                                                                2013   0.906       1.134            --
                                                                                2012   0.842       0.906            --
                                                                                2011   0.897       0.842            --
                                                                                2010   0.844       0.897            --
                                                                                2009   0.749       0.844            --
                                                                                2008   1.141       0.749            --
                                                                                2007   1.102       1.141            --
                                                                                2006   1.000       1.102            --
 Pioneer Equity Opportunity VCT Subaccount (Class II) (5/05)................... 2007   1.108       1.208            --
                                                                                2006   1.000       1.108            --
 Pioneer Europe VCT Subaccount (Class II) (6/03)............................... 2006   1.000       1.192            --
 Pioneer Fund VCT Subaccount (Class II) (6/03)................................. 2011   0.983       1.047            --
                                                                                2010   0.872       0.983            --
                                                                                2009   0.718       0.872            --
                                                                                2008   1.123       0.718            --
                                                                                2007   1.101       1.123            --
                                                                                2006   1.000       1.101            --
 Pioneer Global High Yield VCT Subaccount (Class II) (3/05).................... 2009   0.684       0.679            --
                                                                                2008   1.069       0.684       110,382
                                                                                2007   1.075       1.069       127,515
                                                                                2006   1.000       1.075        81,573
 Pioneer High Yield VCT Subaccount (Class II) (6/03)........................... 2010   1.048       1.120            --
                                                                                2009   0.673       1.048        28,642
                                                                                2008   1.074       0.673        36,427
                                                                                2007   1.045       1.074        38,507
                                                                                2006   1.000       1.045        39,626
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) (4/05)....... 2009   0.643       0.613            --
                                                                                2008   1.097       0.643            --
                                                                                2007   1.072       1.097            --
                                                                                2006   1.000       1.072            --
 Pioneer Independence VCT Subaccount (Class II) (6/03)......................... 2009   0.548       0.575            --
                                                                                2008   1.104       0.548            --
                                                                                2007   1.056       1.104            --
                                                                                2006   1.000       1.056            --
 Pioneer International Value VCT Subaccount (Class II) (6/03).................. 2009   0.661       0.602            --
                                                                                2008   1.238       0.661            --
                                                                                2007   1.124       1.238            --
                                                                                2006   1.000       1.124            --
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) (4/04)........... 2009   0.621       0.638            --
                                                                                2008   1.035       0.621            --
                                                                                2007   0.984       1.035            --
                                                                                2006   1.000       0.984            --
 Pioneer Small and Mid Cap Growth VCT Subaccount (Class II) (4/04)............. 2007   1.005       1.177            --
                                                                                2006   1.000       1.005            --
 Pioneer Small Cap Value VCT Subaccount (Class II) (6/03)...................... 2009   0.564       0.536            --
                                                                                2008   0.937       0.564            --
                                                                                2007   1.037       0.937            --
                                                                                2006   1.000       1.037            --
 Pioneer Small Company VCT Subaccount (Class II) (6/03)........................ 2006   1.000       0.986            --
 Pioneer Strategic Income VCT Subaccount (Class II) (5/03)..................... 2009   0.915       0.964            --

                         PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.70% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2008   1.064       0.915       247,309
                                                                              2007   1.030       1.064       241,569
                                                                              2006   1.000       1.030        68,017
 Pioneer Value VCT Subaccount (Class II) (6/03).............................. 2007   1.082       1.073            --
                                                                              2006   1.000       1.082            --
 Pioneer VCT Emerging Markets Subaccount (Class II) (6/03)................... 2014   0.975       0.957            --
                                                                              2013   1.024       0.975            --
                                                                              2012   0.943       1.024            --
                                                                              2011   1.268       0.943            --
                                                                              2010   1.127       1.268            --
                                                                              2009   0.665       1.127            --
                                                                              2008   1.639       0.665            --
                                                                              2007   1.182       1.639            --
                                                                              2006   1.000       1.182            --
 Pioneer VCT Equity Income Subaccount (Class II) (6/03)...................... 2014   1.356       1.381            --
                                                                              2013   1.081       1.356            --
                                                                              2012   1.010       1.081            --
                                                                              2011   0.981       1.010            --
                                                                              2010   0.846       0.981            --
                                                                              2009   0.763       0.846            --
                                                                              2008   1.127       0.763            --
                                                                              2007   1.152       1.127            --
                                                                              2006   1.000       1.152            --
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05)......... 2014   1.185       1.195            --
                                                                              2013   1.021       1.185     1,009,616
                                                                              2012   0.938       1.021     1,092,681
                                                                              2011   0.996       0.938     1,190,224
                                                                              2010   0.892       0.996     1,269,873
                                                                              2009   0.690       0.892     1,285,187
                                                                              2008   1.093       0.690     1,343,418
                                                                              2007   1.062       1.093     1,545,218
                                                                              2006   1.000       1.062       962,053
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05)....... 2014   1.204       1.215            --
                                                                              2013   1.064       1.204     1,432,320
                                                                              2012   0.980       1.064     1,467,396
                                                                              2011   1.028       0.980     1,491,446
                                                                              2010   0.927       1.028     1,505,470
                                                                              2009   0.725       0.927     1,520,603
                                                                              2008   1.081       0.725     1,581,382
                                                                              2007   1.051       1.081     1,546,086
                                                                              2006   1.000       1.051     1,154,992
 Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)...................... 2014   1.259       1.407            --
                                                                              2013   0.974       1.259            --
                                                                              2012   0.903       0.974            --
                                                                              2011   0.986       0.903            --
                                                                              2010   0.859       0.986            --
                                                                              2009   0.704       0.859            --
                                                                              2008   1.093       0.704            --
                                                                              2007   1.066       1.093            --
                                                                              2006   1.000       1.066            --
 Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03)................. 2014   1.126       1.431            --
                                                                              2013   1.139       1.126            --
                                                                              2012   1.008       1.139            --
                                                                              2011   0.944       1.008            --
                                                                              2010   0.754       0.944            --
                                                                              2009   0.589       0.754            --
                                                                              2008   0.982       0.589            --
                                                                              2007   1.247       0.982            --
                                                                              2006   1.000       1.247            --

                                 PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.75%
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Subaccount (Series II) (6/03)...................... 2007   1.107       1.175           --
                                                                                   2006   1.072       1.107           --
                                                                                   2005   1.000       1.072           --
 AIM V.I. Mid Cap Core Equity Subaccount (Series II) (6/03)....................... 2008   1.199       1.181           --
                                                                                   2007   1.128       1.199           --
                                                                                   2006   1.045       1.128           --
                                                                                   2005   1.000       1.045           --
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (6/03)................. 2014   1.467       1.551           --
                                                                                   2013   1.162       1.467           --
                                                                                   2012   1.067       1.162           --
                                                                                   2011   1.035       1.067           --
                                                                                   2010   0.882       1.035           --
                                                                                   2009   0.772       0.882           --
                                                                                   2008   1.089       0.772           --
                                                                                   2007   1.151       1.089           --
                                                                                   2006   1.010       1.151           --
                                                                                   2005   1.000       1.010           --
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (6/03)............. 2014   1.559       1.630           --
                                                                                   2013   1.160       1.559           --
                                                                                   2012   1.076       1.160           --
                                                                                   2011   1.162       1.076           --
                                                                                   2010   0.936       1.162           --
                                                                                   2009   0.670       0.936           --
                                                                                   2008   1.198       0.670           --
                                                                                   2007   1.107       1.198           --
                                                                                   2006   1.047       1.107           --
                                                                                   2005   1.000       1.047           --
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)......................... 2014   1.381       1.194           --
                                                                                   2013   1.154       1.381           --
                                                                                   2012   1.004       1.154           --
                                                                                   2011   1.154       1.004           --
                                                                                   2010   1.095       1.154           --
                                                                                   2009   0.821       1.095           --
                                                                                   2008   1.415       0.821           --
                                                                                   2007   1.260       1.415           --
                                                                                   2006   1.067       1.260           --
                                                                                   2005   1.000       1.067           --
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)....... 2014   1.712       2.000           --
                                                                                   2013   1.194       1.712           --
                                                                                   2012   1.036       1.194           --
                                                                                   2011   1.042       1.036           --
                                                                                   2010   0.859       1.042           --
                                                                                   2009   0.658       0.859           --
                                                                                   2008   1.138       0.658           --
                                                                                   2007   1.191       1.138           --
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............ 2014   1.345       1.347           --
                                                                                   2013   1.046       1.345           --
                                                                                   2012   0.936       1.046           --
                                                                                   2011   1.025       0.936           --
                                                                                   2010   0.904       1.025           --
                                                                                   2009   0.718       0.904           --
                                                                                   2008   1.164       0.718           --
                                                                                   2007   1.225       1.164           --
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (4/07)........... 2014   1.310       1.446           --
                                                                                   2013   1.071       1.310           --
                                                                                   2012   0.966       1.071           --
                                                                                   2011   0.921       0.966           --
                                                                                   2010   0.845       0.921           --
                                                                                   2009   0.708       0.845           --
                                                                                   2008   1.119       0.708           --
                                                                                   2007   1.124       1.119        4,111
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class II) (4/05)...................................... 2007   1.177       1.229           --
                                                                                   2006   1.026       1.177           --
                                                                                   2005   0.975       1.026           --

                         PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
 LMPVPI Total Return Subaccount (Class II) (6/03)............................ 2007   1.102       1.129           --
                                                                              2006   1.009       1.102        4,055
                                                                              2005   1.000       1.009           --
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class II) (6/03)...................... 2007   1.166       1.202           --
                                                                              2006   1.082       1.166           --
                                                                              2005   1.000       1.082           --
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (5/10) *..................... 2014   1.472       1.479       72,708
                                                                              2013   1.384       1.472       84,873
                                                                              2012   1.221       1.384       90,386
                                                                              2011   1.226       1.221       90,386
                                                                              2010   1.169       1.226       96,603
 MIST Invesco Comstock Subaccount (Class B) (4/14)........................... 2014   1.451       1.532           --
 MIST Met/AIM Capital Appreciation Subaccount (Class E) (4/07) *............. 2009   0.670       0.634           --
                                                                              2008   1.202       0.670           --
                                                                              2007   1.160       1.202           --
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/14)....... 2014   1.373       1.295           --
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07)........ 2014   1.349       1.221           --
                                                                              2013   1.162       1.349           --
                                                                              2012   1.024       1.162           --
                                                                              2011   1.179       1.024           --
                                                                              2010   1.088       1.179           --
                                                                              2009   0.850       1.088           --
                                                                              2008   1.515       0.850           --
                                                                              2007   1.454       1.515           --
 MIST MLA Mid Cap Subaccount (Class B) (4/08)................................ 2013   0.984       1.062           --
                                                                              2012   0.961       0.984           --
                                                                              2011   1.043       0.961           --
                                                                              2010   0.872       1.043           --
                                                                              2009   0.656       0.872           --
                                                                              2008   1.046       0.656           --
 MIST Oppenheimer Capital Appreciation Subaccount (Class B) (4/06)........... 2012   0.835       0.935           --
                                                                              2011   0.870       0.835           --
                                                                              2010   0.817       0.870           --
                                                                              2009   0.585       0.817           --
                                                                              2008   1.112       0.585           --
                                                                              2007   1.000       1.112           --
                                                                              2006   0.994       1.000           --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *................ 2014   1.244       1.236           --
                                                                              2013   1.006       1.244           --
                                                                              2012   0.853       1.006           --
                                                                              2011   0.957       0.853           --
                                                                              2010   0.849       0.957           --
                                                                              2009   0.624       0.849           --
                                                                              2008   1.079       0.624           --
                                                                              2007   1.044       1.079           --
                                                                              2006   0.996       1.044           --
 MIST PIMCO Total Return Subaccount (Class B) (5/11)......................... 2014   1.296       1.314           --
                                                                              2013   1.358       1.296           --
                                                                              2012   1.278       1.358           --
                                                                              2011   1.294       1.278           --
 MIST Pioneer Fund Subaccount (Class B) (5/11)............................... 2014   1.348       1.455           --
                                                                              2013   1.044       1.348           --
                                                                              2012   0.973       1.044           --
                                                                              2011   1.114       0.973           --
 MIST Pioneer Strategic Income Subaccount (Class E) (5/09)................... 2014   1.384       1.406       63,084
                                                                              2013   1.402       1.384           --
                                                                              2012   1.294       1.402           --
                                                                              2011   1.285       1.294           --
                                                                              2010   1.179       1.285           --
                                                                              2009   0.972       1.179           --
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).............. 2014   1.349       1.461           --
Metropolitan Series Fund

                         PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
 MSF BlackRock Capital Appreciation Subaccount (Class E) (5/09)............... 2014   1.212       1.282            --
                                                                               2013   0.929       1.212            --
                                                                               2012   0.837       0.929            --
                                                                               2011   0.946       0.837            --
                                                                               2010   0.813       0.946            --
                                                                               2009   0.651       0.813            --
 MSF BlackRock Money Market Subaccount (Class A) (4/06)....................... 2014   0.914       0.890         6,507
                                                                               2013   0.940       0.914         6,511
                                                                               2012   0.966       0.940         6,517
                                                                               2011   0.993       0.966         6,522
                                                                               2010   1.021       0.993         6,528
                                                                               2009   1.045       1.021         6,534
                                                                               2008   1.044       1.045            --
                                                                               2007   1.022       1.044            --
                                                                               2006   1.007       1.022            --
 MSF Jennison Growth Subaccount (Class B) (4/12).............................. 2014   1.182       1.251            --
                                                                               2013   0.889       1.182            --
                                                                               2012   0.930       0.889            --
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/14).................. 2014   1.207       1.239        59,054
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/14).................. 2014   1.184       1.222       580,281
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/07).................... 2014   1.243       1.310        74,619
                                                                               2013   1.076       1.243        85,427
                                                                               2012   0.994       1.076       103,998
                                                                               2011   1.000       0.994       104,005
                                                                               2010   0.936       1.000       110,565
                                                                               2009   0.813       0.936       110,574
                                                                               2008   1.077       0.813       110,583
                                                                               2007   1.104       1.077       110,592
 MSF MFS(Reg. TM) Value Subaccount (Class B) (4/14)........................... 2014   1.166       1.258            --
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)..................... 2014   1.324       1.284            --
                                                                               2013   1.070       1.324            --
Money Market Portfolio
 Money Market Subaccount (5/03)............................................... 2006   1.002       1.007            --
                                                                               2005   1.000       1.002            --
Oppenheimer Variable Account Funds
 Oppenheimer Capital Appreciation Subaccount/VA (Service Shares) (6/03)....... 2006   1.035       1.078            --
                                                                               2005   1.000       1.035            --
 Oppenheimer Global Securities Subaccount/VA (Service Shares) (6/03).......... 2006   1.138       1.234            --
                                                                               2005   1.000       1.138            --
Pioneer Variable Contracts Trust
 Pioneer America Income VCT Subaccount (Class II) (5/03)...................... 2007   0.990       1.017            --
                                                                               2006   0.986       0.990            --
                                                                               2005   1.000       0.986            --
 Pioneer AmPac Growth VCT Subaccount (Class II) (4/04)........................ 2006   0.985       1.096            --
                                                                               2005   1.000       0.985            --
 Pioneer Balanced VCT Subaccount (Class II) (6/03)............................ 2006   1.008       1.060            --
                                                                               2005   1.000       1.008            --
 Pioneer Bond VCT Subaccount (Class II) (11/07)............................... 2011   1.271       1.294            --
                                                                               2010   1.199       1.271            --
                                                                               2009   1.051       1.199            --
                                                                               2008   1.090       1.051            --
                                                                               2007   1.079       1.090            --
 Pioneer Disciplined Value VCT Subaccount (Class II) (3/05)................... 2014   1.257       1.248            --
                                                                               2013   1.005       1.257            --
                                                                               2012   0.934       1.005            --
                                                                               2011   0.997       0.934            --
                                                                               2010   0.938       0.997            --
                                                                               2009   0.833       0.938            --
                                                                               2008   1.269       0.833            --
                                                                               2007   1.226       1.269            --
                                                                               2006   1.076       1.226            --
                                                                               2005   0.985       1.076            --

                          PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
 Pioneer Equity Opportunity VCT Subaccount (Class II) (5/05)................... 2007   1.224       1.334            --
                                                                                2006   1.055       1.224            --
                                                                                2005   0.977       1.055            --
 Pioneer Europe VCT Subaccount (Class II) (6/03)............................... 2006   1.033       1.298            --
                                                                                2005   1.000       1.033            --
 Pioneer Fund VCT Subaccount (Class II) (6/03)................................. 2011   1.048       1.117            --
                                                                                2010   0.931       1.048            --
                                                                                2009   0.766       0.931            --
                                                                                2008   1.200       0.766            --
                                                                                2007   1.177       1.200            --
                                                                                2006   1.040       1.177            --
                                                                                2005   1.000       1.040            --
 Pioneer Global High Yield VCT Subaccount (Class II) (3/05).................... 2009   0.714       0.709            --
                                                                                2008   1.116       0.714         9,582
                                                                                2007   1.124       1.116         9,589
                                                                                2006   1.031       1.124        19,249
                                                                                2005   0.995       1.031            --
 Pioneer High Yield VCT Subaccount (Class II) (6/03)........................... 2010   1.041       1.112            --
                                                                                2009   0.669       1.041       106,588
                                                                                2008   1.068       0.669       101,442
                                                                                2007   1.040       1.068       101,442
                                                                                2006   0.987       1.040            --
                                                                                2005   1.000       0.987            --
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) (4/05)....... 2009   0.717       0.684            --
                                                                                2008   1.225       0.717            --
                                                                                2007   1.197       1.225            --
                                                                                2006   1.075       1.197            --
                                                                                2005   1.003       1.075            --
 Pioneer Independence VCT Subaccount (Class II) (6/03)......................... 2009   0.558       0.585            --
                                                                                2008   1.125       0.558            --
                                                                                2007   1.076       1.125            --
                                                                                2006   1.015       1.076            --
                                                                                2005   1.000       1.015            --
 Pioneer International Value VCT Subaccount (Class II) (6/03).................. 2009   0.785       0.714            --
                                                                                2008   1.470       0.785            --
                                                                                2007   1.335       1.470            --
                                                                                2006   1.119       1.335            --
                                                                                2005   1.000       1.119            --
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) (4/04)........... 2009   0.687       0.705            --
                                                                                2008   1.145       0.687            --
                                                                                2007   1.089       1.145            --
                                                                                2006   1.088       1.089            --
                                                                                2005   1.000       1.088            --
 Pioneer Small and Mid Cap Growth VCT Subaccount (Class II) (4/04)............. 2007   1.060       1.240            --
                                                                                2006   1.010       1.060            --
                                                                                2005   1.000       1.010            --
 Pioneer Small Cap Value VCT Subaccount (Class II) (6/03)...................... 2009   0.663       0.631            --
                                                                                2008   1.102       0.663            --
                                                                                2007   1.220       1.102            --
                                                                                2006   1.099       1.220            --
                                                                                2005   1.000       1.099            --
 Pioneer Small Company VCT Subaccount (Class II) (6/03)........................ 2006   1.023       1.081            --
                                                                                2005   1.000       1.023            --
 Pioneer Strategic Income VCT Subaccount (Class II) (5/03)..................... 2009   0.911       0.959            --
                                                                                2008   1.060       0.911        24,657
                                                                                2007   1.026       1.060         4,302
                                                                                2006   0.993       1.026         4,360
                                                                                2005   1.000       0.993            --
 Pioneer Value VCT Subaccount (Class II) (6/03)................................ 2007   1.140       1.129            --
                                                                                2006   1.018       1.140            --
                                                                                2005   1.000       1.018            --
 Pioneer VCT Emerging Markets Subaccount (Class II) (6/03)..................... 2014   1.394       1.368            --

                         PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2013   1.465       1.394            --
                                                                              2012   1.349       1.465            --
                                                                              2011   1.815       1.349            --
                                                                              2010   1.614       1.815            --
                                                                              2009   0.953       1.614            --
                                                                              2008   2.350       0.953            --
                                                                              2007   1.696       2.350            --
                                                                              2006   1.286       1.696            --
                                                                              2005   1.000       1.286            --
 Pioneer VCT Equity Income Subaccount (Class II) (6/03)...................... 2014   1.425       1.450            --
                                                                              2013   1.137       1.425            --
                                                                              2012   1.063       1.137            --
                                                                              2011   1.033       1.063            --
                                                                              2010   0.890       1.033            --
                                                                              2009   0.803       0.890            --
                                                                              2008   1.188       0.803            --
                                                                              2007   1.215       1.188            --
                                                                              2006   1.022       1.215            --
                                                                              2005   1.000       1.022            --
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05)......... 2014   1.287       1.297            --
                                                                              2013   1.109       1.287       715,236
                                                                              2012   1.019       1.109       733,405
                                                                              2011   1.083       1.019       741,984
                                                                              2010   0.970       1.083       772,126
                                                                              2009   0.751       0.970       774,829
                                                                              2008   1.190       0.751       782,825
                                                                              2007   1.157       1.190     1,126,438
                                                                              2006   1.055       1.157       876,376
                                                                              2005   0.982       1.055            --
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05)....... 2014   1.279       1.291            --
                                                                              2013   1.131       1.279        55,264
                                                                              2012   1.042       1.131        55,286
                                                                              2011   1.093       1.042        55,311
                                                                              2010   0.987       1.093        55,337
                                                                              2009   0.771       0.987        55,365
                                                                              2008   1.151       0.771        79,243
                                                                              2007   1.120       1.151        59,411
                                                                              2006   1.041       1.120         4,002
                                                                              2005   0.992       1.041            --
 Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)...................... 2014   1.354       1.512            --
                                                                              2013   1.048       1.354            --
                                                                              2012   0.972       1.048            --
                                                                              2011   1.061       0.972            --
                                                                              2010   0.925       1.061            --
                                                                              2009   0.759       0.925            --
                                                                              2008   1.178       0.759            --
                                                                              2007   1.150       1.178            --
                                                                              2006   1.053       1.150            --
                                                                              2005   1.000       1.053            --
 Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03)................. 2014   1.399       1.776            --
                                                                              2013   1.416       1.399            --
                                                                              2012   1.254       1.416            --
                                                                              2011   1.174       1.254            --
                                                                              2010   0.939       1.174            --
                                                                              2009   0.734       0.939            --
                                                                              2008   1.223       0.734            --
                                                                              2007   1.554       1.223            --
                                                                              2006   1.171       1.554            --
                                                                              2005   1.000       1.171            --


------------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table - Annual Separate Account Charges" for more information.


The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2014.


Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2014 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.


Effective on or about 05/01/2006, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account
Funds-Oppenheimer Capital Appreciation Fund/VA was replaced by Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account
Funds-Oppenheimer Global Securities Fund/VA was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/24/2006, Pioneer Variable Contracts Trust-Pioneer Small Company VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer AmPac Growth VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Oak Ridge Large Cap Growth VCT Portfolio and is no longer available as a funding option.

Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer Balanced VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Ibbotson Moderate Allocation VCT Portfolio and is no longer available as a funding option.

Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer Europe VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer International Value VCT Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Capital Appreciation Fund was replaced by Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Capital and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II, Inc.-Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Pioneer Variable Contracts Trust-Pioneer Value VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Fund VCT Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Pioneer Variable Contracts Trust-Pioneer America Income VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Bond VCT Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Pioneer Variable Contracts Trust-Pioneer Equity Opportunity VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 11/12/2007, Pioneer Variable Contracts Trust - Pioneer Small and Mid Cap Growth VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 4/28/2008, AIM Variable Insurance Funds-AIM V.I. Mid Cap Core Equity Fund was replaced by Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Strategic Income VCT Portfolio was replaced by Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Global High Yield VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Ibbotson Aggressive Allocation VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Independence VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer International Value VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Oak Ridge Large Cap Value VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Small Cap Value VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/03/2010, Pioneer Variable Contracts Trust-Pioneer High Yield VCT Portfolio was replaced by Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 05/2/2011, Pioneer Variable Contracts Trust-Pioneer Bond VCT Portfolio was replaced by Met Investors Series Trust-PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/2/2011, Pioneer Variable Contracts Trust-Pioneer Fund VCT Portfolio was replaced by Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2012, Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio merged into Metropolitan Series Fund-Jennison Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-MLA Mid Cap Portfolio merged into Metropolitan Series Fund-Neuberger Berman Genesis Portfolio and is no longer available as a funding option.


Effective on or about 4/28/2014, Pioneer Variable Contracts Trust-Pioneer Equity Income VCT Portfolio - Class II was replaced by Met Investors Series Trust-Invesco Comstock Portfolio - Class B and is no longer available as a funding option.

Effective on or about 4/28/2014, Pioneer Variable Contracts Trust-Pioneer Ibbotson Moderate Allocation VCT Portfolio - Class II was replaced by Metropolitan Series Fund-MetLife Asset Allocation 60 Portfolio - Class B and is no longer available as a funding option.

Effective on or about 4/28/2014, Pioneer Variable Contracts Trust-Pioneer Ibbotson Growth Allocation VCT Portfolio - Class II was replaced by Metropolitan Series Fund-MetLife Asset Allocation 80 Portfolio - Class B and is no longer available as a funding option.

Effective on or about 4/28/2014, Pioneer Variable Contracts Trust-Pioneer Emerging Markets VCT Portfolio - Class II was replaced by Met Investors Series Trust-MFS(Reg. TM) Emerging Markets Equity Portfolio - Class B and is no longer available as a funding option.

Effective on or about 4/28/2014, Pioneer Variable Contracts Trust-Pioneer Disciplined Value VCT Portfolio - Class II was replaced by Metropolitan Series Fund-MFS(Reg. TM) Value Portfolio - Class B and is no longer available as a funding option.

Effective on or about 4/28/2014, Legg Mason Partners Variable Equity Trust-ClearBridge Variable All Cap Value Portfolio - Class I was replaced by Met Investors Series Trust-T. Rowe Price Large Cap Value Portfolio - Class E and is no longer available as a funding option.

                       CONDENSED FINANCIAL INFORMATION --
                            Portfolio Architect Plus
--------------------------------------------------------------------------------
The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.



                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.70%
                                                                                        UNIT      UNIT     NUMBER OF
                                                                                       VALUE      VALUE      UNITS
                                                                                         AT        AT     OUTSTANDING
                                                                                     BEGINNING   END OF       AT
PORTFOLIO NAME                                                                YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------- ------ ----------- -------- ------------
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (6/03)............. 2006   1.378       1.346            --
                                                                             2005   1.220       1.378       233,209
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (6/03)................... 2014   2.815       2.832       306,129
                                                                             2013   2.217       2.815       416,822
                                                                             2012   1.840       2.217       527,646
                                                                             2011   2.054       1.840       581,666
                                                                             2010   1.869       2.054       590,448
                                                                             2009   1.336       1.869       710,200
                                                                             2008   2.206       1.336       757,724
                                                                             2007   1.954       2.206       862,237
                                                                             2006   1.650       1.954       840,073
                                                                             2005   1.471       1.650       790,943
 American Funds Growth Subaccount (Class 2) (5/03).......................... 2014   2.338       2.494       909,776
                                                                             2013   1.828       2.338     1,196,264
                                                                             2012   1.577       1.828     1,469,839
                                                                             2011   1.676       1.577     1,584,818
                                                                             2010   1.436       1.676     1,776,385
                                                                             2009   1.048       1.436     1,981,591
                                                                             2008   1.902       1.048     2,169,802
                                                                             2007   1.722       1.902     2,261,505
                                                                             2006   1.589       1.722     2,434,271
                                                                             2005   1.391       1.589     2,311,664
 American Funds Growth-Income Subaccount (Class 2) (5/03)................... 2014   2.095       2.279       707,455
                                                                             2013   1.596       2.095       974,273
                                                                             2012   1.382       1.596     1,324,123
                                                                             2011   1.432       1.382     1,570,713
                                                                             2010   1.307       1.432     1,756,510
                                                                             2009   1.013       1.307     1,963,018
                                                                             2008   1.658       1.013     2,163,248
                                                                             2007   1.606       1.658     2,161,567
                                                                             2006   1.418       1.606     2,215,409
                                                                             2005   1.362       1.418     2,165,504
Capital Appreciation Fund
 Capital Appreciation Fund (6/03)........................................... 2006   1.660       1.642            --
                                                                             2005   1.428       1.660       445,734
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (6/03)....................... 2006   1.719       2.242            --
                                                                             2005   1.631       1.719     1,012,396
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (5/03)................ 2008   1.496       1.431            --
                                                                             2007   1.420       1.496       236,748
                                                                             2006   1.240       1.420       240,910
                                                                             2005   1.209       1.240       235,604
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/03).......... 2008   1.304       1.230            --
                                                                             2007   1.491       1.304       278,225
                                                                             2006   1.461       1.491       286,689
                                                                             2005   1.405       1.461       291,197
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (3/04)......... 2006   1.312       1.426            --
                                                                             2005   1.211       1.312       261,973
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (1/04)....... 2006   1.309       1.459            --
                                                                             2005   1.209       1.309       124,463
Fidelity(Reg. TM) Variable Insurance Products

                            PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/03)................ 2014   2.463       2.703       418,987
                                                                                      2013   1.913       2.463       502,061
                                                                                      2012   1.675       1.913       596,265
                                                                                      2011   1.753       1.675       668,157
                                                                                      2010   1.525       1.753       697,747
                                                                                      2009   1.145       1.525       760,724
                                                                                      2008   2.032       1.145       855,864
                                                                                      2007   1.762       2.032       942,048
                                                                                      2006   1.608       1.762     1,002,487
                                                                                      2005   1.402       1.608       819,158
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (7/03)....... 2014   2.290       2.492        21,657
                                                                                      2013   1.685       2.290        23,229
                                                                                      2012   1.402       1.685        23,765
                                                                                      2011   1.467       1.402        24,548
                                                                                      2010   1.265       1.467        23,159
                                                                                      2009   0.947       1.265       224,935
                                                                                      2008   1.643       0.947       229,391
                                                                                      2007   1.566       1.643       217,483
                                                                                      2006   1.399       1.566       217,584
                                                                                      2005   1.179       1.399       231,823
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/03)............................ 2014   3.415       3.560       523,028
                                                                                      2013   2.557       3.415       619,808
                                                                                      2012   2.270       2.557       801,652
                                                                                      2011   2.590       2.270       904,292
                                                                                      2010   2.049       2.590       903,157
                                                                                      2009   1.491       2.049     1,070,554
                                                                                      2008   2.512       1.491     1,190,020
                                                                                      2007   2.215       2.512     1,327,016
                                                                                      2006   2.005       2.215     1,361,783
                                                                                      2005   1.728       2.005     1,211,721
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (6/03)....................... 2006   1.452       1.690            --
                                                                                      2005   1.336       1.452       245,540
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (6/03)................. 2008   3.619       3.292            --
                                                                                      2007   2.859       3.619       358,586
                                                                                      2006   2.270       2.859       367,205
                                                                                      2005   1.812       2.270       338,359
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)............................ 2014   2.376       2.076       487,743
                                                                                      2013   1.966       2.376       615,482
                                                                                      2012   1.691       1.966       765,025
                                                                                      2011   1.925       1.691       840,062
                                                                                      2010   1.806       1.925       947,057
                                                                                      2009   1.340       1.806     1,095,082
                                                                                      2008   2.287       1.340     1,288,407
                                                                                      2007   2.015       2.287     1,434,778
                                                                                      2006   1.687       2.015     1,459,522
                                                                                      2005   1.558       1.687     1,527,265
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (6/03)...................... 2006   1.619       1.939            --
                                                                                      2005   1.513       1.619     1,116,443
High Yield Bond Trust
 High Yield Bond Trust (6/04)........................................................ 2006   1.058       1.081            --
                                                                                      2005   1.062       1.058       555,904
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (6/03)............................. 2006   1.232       1.272            --
                                                                                      2005   1.164       1.232        28,018
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/03)................. 2010   1.592       1.614            --
                                                                                      2009   1.289       1.592         3,253
                                                                                      2008   1.847       1.289         3,255
                                                                                      2007   1.544       1.847         3,256
                                                                                      2006   1.477       1.544            --
                                                                                      2005   1.337       1.477            --
 Janus Aspen Global Research Subaccount (Service Shares) (6/03)...................... 2008   1.666       1.569            --
                                                                                      2007   1.549       1.666         3,622
                                                                                      2006   1.336       1.549         3,714
                                                                                      2005   1.287       1.336         3,689
 Janus Aspen Global Technology Subaccount (Service Shares) (5/03).................... 2011   1.979       2.118            --

                          PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2010   1.618       1.979        40,143
                                                                                  2009   1.049       1.618        44,572
                                                                                  2008   1.905       1.049        33,223
                                                                                  2007   1.592       1.905        37,776
                                                                                  2006   1.502       1.592        14,230
                                                                                  2005   1.369       1.502         7,740
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (6/03)................................... 2006   1.540       1.726            --
                                                                                  2005   1.506       1.540       294,987
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)....... 2014   2.589       3.065       134,858
                                                                                  2013   1.782       2.589       130,584
                                                                                  2012   1.527       1.782       182,158
                                                                                  2011   1.516       1.527       192,076
                                                                                  2010   1.233       1.516       213,462
                                                                                  2009   0.932       1.233       226,662
                                                                                  2008   1.591       0.932       243,658
                                                                                  2007   1.651       1.591       246,294
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)........... 2014   2.029       2.039            --
                                                                                  2013   1.562       2.029       205,488
                                                                                  2012   1.382       1.562       267,392
                                                                                  2011   1.498       1.382       588,539
                                                                                  2010   1.307       1.498       311,817
                                                                                  2009   1.028       1.307       347,212
                                                                                  2008   1.648       1.028       340,472
                                                                                  2007   1.722       1.648       347,575
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)............ 2014   2.146       2.341        29,273
                                                                                  2013   1.679       2.146        36,028
                                                                                  2012   1.473       1.679        42,880
                                                                                  2011   1.460       1.473        53,664
                                                                                  2010   1.318       1.460        60,501
                                                                                  2009   1.098       1.318        65,057
                                                                                  2008   1.580       1.098        79,583
                                                                                  2007   1.528       1.580       149,614
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)........ 2014   2.067       2.317       256,034
                                                                                  2013   1.525       2.067       226,299
                                                                                  2012   1.289       1.525       251,626
                                                                                  2011   1.320       1.289       256,882
                                                                                  2010   1.222       1.320       262,911
                                                                                  2009   0.873       1.222       274,297
                                                                                  2008   1.417       0.873       222,879
                                                                                  2007   1.416       1.417       245,584
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (6/03)......... 2014   2.203       2.419       118,915
                                                                                  2013   1.693       2.203       101,015
                                                                                  2012   1.478       1.693       122,575
                                                                                  2011   1.432       1.478       137,646
                                                                                  2010   1.331       1.432       161,545
                                                                                  2009   1.087       1.331       175,379
                                                                                  2008   1.718       1.087       179,183
                                                                                  2007   1.682       1.718       204,059
                                                                                  2006   1.447       1.682       244,341
                                                                                  2005   1.381       1.447       271,405
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (6/03)........ 2014   3.406       3.485       155,234
                                                                                  2013   2.356       3.406       164,428
                                                                                  2012   2.007       2.356       221,373
                                                                                  2011   2.013       2.007       238,765
                                                                                  2010   1.636       2.013       274,528
                                                                                  2009   1.165       1.636       392,888
                                                                                  2008   1.999       1.165       389,310
                                                                                  2007   1.849       1.999       392,612
                                                                                  2006   1.667       1.849       410,677
                                                                                  2005   1.617       1.667       397,431
 LMPVET Equity Index Subaccount (Class II) (5/03)................................ 2009   0.965       0.939            --
                                                                                  2008   1.570       0.965       546,627
                                                                                  2007   1.522       1.570       699,338
                                                                                  2006   1.345       1.522       695,284
                                                                                  2005   1.312       1.345       698,391

                         PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (11/03)....... 2011   0.979       0.967            --
                                                                                2010   0.912       0.979       130,236
                                                                                2009   0.790       0.912        71,565
                                                                                2008   1.019       0.790        86,995
                                                                                2007   1.023       1.019       308,701
                                                                                2006   0.999       1.023       123,836
                                                                                2005   0.993       0.999       146,211
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (6/03).................................... 2007   1.656       1.737            --
                                                                                2006   1.426       1.656       338,487
                                                                                2005   1.394       1.426       356,315
 LMPVPI Large Cap Growth Subaccount (Class I) (6/03)........................... 2007   1.369       1.426            --
                                                                                2006   1.336       1.369       253,907
                                                                                2005   1.291       1.336       286,424
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (6/03)......................... 2007   1.610       1.666            --
                                                                                2006   1.474       1.610       250,676
                                                                                2005   1.365       1.474       260,495
 LMPVPII Growth and Income Subaccount (Class I) (7/03)......................... 2007   1.473       1.538            --
                                                                                2006   1.333       1.473       157,580
                                                                                2005   1.308       1.333       126,393
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (6/03).................... 2007   1.610       1.672            --
                                                                                2006   1.396       1.610       469,864
                                                                                2005   1.375       1.396       485,157
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03)........................ 2007   1.800       1.983            --
                                                                                2006   1.631       1.800       576,274
                                                                                2005   1.533       1.631       728,687
Managed Assets Trust
 Managed Assets Trust (5/04)................................................... 2006   1.082       1.116            --
                                                                                2005   1.060       1.082       417,007
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)................... 2008   1.780       1.715            --
                                                                                2007   1.707       1.780       330,746
                                                                                2006   1.794       1.707       330,112
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *....................... 2014   2.046       2.082       447,151
                                                                                2013   1.894       2.046       381,699
                                                                                2012   1.648       1.894       503,657
                                                                                2011   1.633       1.648       570,643
                                                                                2010   1.429       1.633       590,219
                                                                                2009   0.986       1.429       633,369
                                                                                2008   1.322       0.986       681,314
                                                                                2007   1.309       1.322       850,596
                                                                                2006   1.242       1.309       324,051
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)................... 2014   1.051       1.175       571,377
                                                                                2013   1.030       1.051       738,388
                                                                                2012   0.830       1.030     1,014,349
                                                                                2011   0.891       0.830     1,182,379
                                                                                2010   0.780       0.891     1,252,626
                                                                                2009   0.587       0.780     1,366,011
                                                                                2008   1.021       0.587     1,473,698
                                                                                2007   1.219       1.021     1,515,113
                                                                                2006   1.003       1.219     1,809,767
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)............. 2014   2.615       2.722            --
                                                                                2013   2.060       2.615       319,925
                                                                                2012   1.706       2.060       377,084
                                                                                2011   1.872       1.706       392,118
                                                                                2010   1.736       1.872       444,271
                                                                                2009   1.233       1.736       462,272
                                                                                2008   2.157       1.233       413,517
                                                                                2007   1.682       2.157       429,685
                                                                                2006   1.642       1.682       396,216
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)................ 2014   2.714       3.052       251,820

                       PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                                       UNIT      UNIT     NUMBER OF
                                                                                      VALUE      VALUE      UNITS
                                                                                        AT        AT     OUTSTANDING
                                                                                    BEGINNING   END OF       AT
PORTFOLIO NAME                                                               YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------- ------ ----------- -------- ------------
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *........... 2014   2.702       2.510       116,801
                                                                            2013   2.101       2.702       179,301
                                                                            2012   1.651       2.101       214,785
                                                                            2011   1.952       1.651       227,398
                                                                            2010   1.702       1.952       220,757
                                                                            2009   1.113       1.702       218,267
                                                                            2008   1.910       1.113       287,445
                                                                            2007   1.960       1.910       351,762
                                                                            2006   1.780       1.960       316,052
 MIST Invesco Comstock Subaccount (Class B) (5/09)......................... 2014   2.184       2.347     1,521,173
                                                                            2013   1.640       2.184       270,844
                                                                            2012   1.408       1.640       325,572
                                                                            2011   1.453       1.408       413,560
                                                                            2010   1.287       1.453       436,926
                                                                            2009   1.032       1.287       529,725
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *.................. 2014   1.339       1.443       275,122
                                                                            2013   1.045       1.339       299,644
                                                                            2012   0.927       1.045       446,176
                                                                            2011   0.979       0.927       576,851
                                                                            2010   0.793       0.979       612,417
                                                                            2009   0.638       0.793       741,339
                                                                            2008   1.059       0.638       813,148
                                                                            2007   1.071       1.059       898,327
                                                                            2006   0.964       1.071         7,715
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................. 2014   2.148       2.285         6,527
                                                                            2013   1.555       2.148        11,433
                                                                            2012   1.335       1.555        11,758
                                                                            2011   1.369       1.335        21,879
                                                                            2010   1.101       1.369        17,621
                                                                            2009   0.834       1.101        22,922
                                                                            2008   1.382       0.834        22,362
                                                                            2007   1.262       1.382        27,242
                                                                            2006   1.273       1.262        17,062
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................. 2014   1.901       1.956        17,197
                                                                            2013   1.451       1.901        26,845
                                                                            2012   1.276       1.451        28,051
                                                                            2011   1.444       1.276        40,795
                                                                            2010   1.229       1.444        37,691
                                                                            2009   0.968       1.229        43,951
                                                                            2008   1.317       0.968        38,523
                                                                            2007   1.353       1.317        63,517
                                                                            2006   1.270       1.353        53,423
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)....... 2009   0.906       0.896            --
                                                                            2008   1.233       0.906       397,331
                                                                            2007   1.179       1.233       420,681
                                                                            2006   1.116       1.179       472,318
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)............... 2014   2.021       2.089       171,225
                                                                            2013   1.901       2.021       237,558
                                                                            2012   1.708       1.901       281,448
                                                                            2011   1.658       1.708       326,918
                                                                            2010   1.490       1.658       380,617
                                                                            2009   1.105       1.490       384,331
                                                                            2008   1.377       1.105       358,147
                                                                            2007   1.311       1.377       411,364
                                                                            2006   1.252       1.311       429,166
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............. 2009   0.894       0.849            --
                                                                            2008   1.585       0.894       104,847
                                                                            2007   1.441       1.585       114,498
                                                                            2006   1.459       1.441       133,230
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)............. 2014   1.249       1.291        74,345
                                                                            2013   0.981       1.249        81,520
                                                                            2012   0.855       0.981       173,118
                                                                            2011   1.000       0.855       178,643
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................ 2014   1.339       1.339     1,029,250

                        PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2013   1.029       1.339     1,166,563
                                                                               2012   0.887       1.029     1,421,058
                                                                               2011   0.991       0.887     1,592,770
                                                                               2010   0.841       0.991     1,763,969
                                                                               2009   0.676       0.841     2,022,001
                                                                               2008   0.980       0.676     2,140,066
                                                                               2007   1.028       0.980     2,425,148
                                                                               2006   1.003       1.028       711,952
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)........ 2014   2.659       2.444       334,877
                                                                               2013   2.847       2.659       178,979
                                                                               2012   2.436       2.847       212,539
                                                                               2011   3.047       2.436       244,039
                                                                               2010   2.507       3.047       253,013
                                                                               2009   1.509       2.507       329,620
                                                                               2008   3.297       1.509       366,094
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2014   2.190       2.003       489,759
                                                                               2013   1.868       2.190       601,754
                                                                               2012   1.628       1.868       783,632
                                                                               2011   1.855       1.628       946,241
                                                                               2010   1.693       1.855       995,566
                                                                               2009   1.309       1.693     1,210,101
                                                                               2008   2.310       1.309     1,266,452
                                                                               2007   2.201       2.310        67,205
 MIST MLA Mid Cap Subaccount (Class A) (4/08)................................. 2013   1.711       1.854            --
                                                                               2012   1.648       1.711       216,875
                                                                               2011   1.767       1.648       229,439
                                                                               2010   1.458       1.767       253,497
                                                                               2009   1.082       1.458       276,747
                                                                               2008   1.712       1.082       288,570
 MIST MLA Mid Cap Subaccount (Class B) (4/07)................................. 2013   1.066       1.155            --
                                                                               2012   1.030       1.066     1,035,971
                                                                               2011   1.106       1.030     1,552,496
                                                                               2010   0.915       1.106     1,164,583
                                                                               2009   0.681       0.915     1,410,554
                                                                               2008   1.122       0.681     1,654,478
                                                                               2007   1.268       1.122        86,866
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *................. 2014   1.347       1.352     1,008,766
                                                                               2013   1.078       1.347     1,114,391
                                                                               2012   0.905       1.078     1,322,622
                                                                               2011   1.005       0.905     1,416,751
                                                                               2010   0.881       1.005     1,591,586
                                                                               2009   0.641       0.881     1,624,393
                                                                               2008   1.097       0.641     1,736,560
                                                                               2007   1.050       1.097     1,928,469
                                                                               2006   0.996       1.050     2,037,499
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *............ 2014   1.442       1.462       417,370
                                                                               2013   1.611       1.442       473,827
                                                                               2012   1.499       1.611       650,535
                                                                               2011   1.367       1.499       795,965
                                                                               2010   1.288       1.367       828,396
                                                                               2009   1.107       1.288       773,155
                                                                               2008   1.206       1.107       730,859
                                                                               2007   1.139       1.206       709,817
 MIST PIMCO Total Return Subaccount (Class B) (5/09).......................... 2014   1.523       1.561     2,026,076
                                                                               2013   1.580       1.523     2,619,325
                                                                               2012   1.471       1.580     3,622,366
                                                                               2011   1.450       1.471     3,608,642
                                                                               2010   1.363       1.450     2,320,501
                                                                               2009   1.224       1.363     2,331,313
 MIST Pioneer Fund Subaccount (Class A) (4/06)................................ 2014   1.956       2.137        11,441
                                                                               2013   1.495       1.956        12,462
                                                                               2012   1.375       1.495        16,363
                                                                               2011   1.465       1.375        42,769
                                                                               2010   1.282       1.465        72,105
                                                                               2009   1.053       1.282        70,368
                                                                               2008   1.595       1.053        62,526
                                                                               2007   1.545       1.595        79,266
                                                                               2006   1.438       1.545        76,943

                      PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.162       1.282            --
                                                                          2006   1.104       1.162        85,446
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2014   1.712       1.760       562,326
                                                                          2013   1.715       1.712       634,859
                                                                          2012   1.563       1.715       713,235
                                                                          2011   1.534       1.563       948,066
                                                                          2010   1.391       1.534       909,923
                                                                          2009   1.063       1.391       946,334
                                                                          2008   1.211       1.063       983,963
                                                                          2007   1.155       1.211     1,028,520
                                                                          2006   1.116       1.155       785,830
 MIST RCM Technology Subaccount (Class B) (5/11)......................... 2013   1.878       1.962            --
                                                                          2012   1.704       1.878        48,326
                                                                          2011   2.109       1.704        50,479
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2014   1.330       1.481       363,680
                                                                          2013   1.011       1.330       419,056
                                                                          2012   0.872       1.011       555,744
                                                                          2011   0.924       0.872       779,438
                                                                          2010   0.803       0.924       937,954
                                                                          2009   0.690       0.803       992,643
                                                                          2008   1.101       0.690     1,013,968
                                                                          2007   1.077       1.101     1,216,095
                                                                          2006   1.001       1.077       697,417
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2014   2.042       2.226       210,276
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)................. 2007   1.636       1.715            --
                                                                          2006   1.546       1.636       166,665
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)................. 2014   1.985       2.218        33,819
                                                                          2013   1.505       1.985        71,003
                                                                          2012   1.349       1.505       125,717
                                                                          2011   1.369       1.349       131,562
                                                                          2010   1.237       1.369       135,483
                                                                          2009   1.055       1.237       148,044
                                                                          2008   1.712       1.055       155,237
                                                                          2007   1.701       1.712       170,287
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)................... 2014   1.301       1.369       398,744
                                                                          2013   1.333       1.301       379,615
                                                                          2012   1.261       1.333       451,073
                                                                          2011   1.204       1.261       440,767
                                                                          2010   1.130       1.204       468,938
                                                                          2009   1.050       1.130       490,003
                                                                          2008   1.106       1.050       536,250
                                                                          2007   1.058       1.106       630,779
                                                                          2006   1.019       1.058       484,574
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09).......... 2014   1.622       1.737       157,914
                                                                          2013   1.229       1.622       190,854
                                                                          2012   1.093       1.229       273,943
                                                                          2011   1.221       1.093       273,863
                                                                          2010   1.037       1.221       361,316
                                                                          2009   0.824       1.037       427,767
 MSF BlackRock Money Market Subaccount (Class A) (4/06).................. 2014   0.991       0.974     3,751,727
                                                                          2013   1.008       0.991     4,109,096
                                                                          2012   1.025       1.008     3,666,525
                                                                          2011   1.043       1.025     5,482,238
                                                                          2010   1.060       1.043     5,587,121
                                                                          2009   1.074       1.060     6,098,592
                                                                          2008   1.062       1.074     6,523,177
                                                                          2007   1.028       1.062     3,332,432
                                                                          2006   1.006       1.028     3,222,885
 MSF FI Large Cap Subaccount (Class A) (4/06)............................ 2009   0.769       0.802            --
                                                                          2008   1.417       0.769       310,605
                                                                          2007   1.387       1.417       304,423
                                                                          2006   1.369       1.387       318,716
 MSF FI Value Leaders Subaccount (Class D) (4/06)........................ 2013   1.276       1.404            --

                    PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                                  UNIT      UNIT     NUMBER OF
                                                                                 VALUE      VALUE      UNITS
                                                                                   AT        AT     OUTSTANDING
                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                          YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                       2012   1.123       1.276       598,087
                                                                       2011   1.218       1.123       592,860
                                                                       2010   1.082       1.218       618,116
                                                                       2009   0.905       1.082       615,503
                                                                       2008   1.508       0.905       650,801
                                                                       2007   1.474       1.508       760,928
                                                                       2006   1.438       1.474       812,291
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06).............. 2014   2.133       2.329       160,123
                                                                       2013   1.636       2.133       178,626
                                                                       2012   1.501       1.636       184,592
                                                                       2011   1.576       1.501       196,569
                                                                       2010   1.392       1.576       221,983
                                                                       2009   0.949       1.392       416,079
                                                                       2008   1.778       0.949       463,937
                                                                       2007   1.502       1.778       461,426
                                                                       2006   1.540       1.502       460,045
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)........ 2011   0.926       1.003            --
                                                                       2010   0.814       0.926       170,919
                                                                       2009   0.630       0.814       395,266
                                                                       2008   1.076       0.630       401,375
                                                                       2007   1.060       1.076       407,964
                                                                       2006   1.002       1.060       415,612
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).......... 2014   1.304       1.339       149,515
                                                                       2013   1.271       1.304       503,263
                                                                       2012   1.185       1.271       896,329
                                                                       2011   1.167       1.185       776,520
                                                                       2010   1.079       1.167       767,668
                                                                       2009   0.910       1.079       809,221
                                                                       2008   1.081       0.910       628,181
                                                                       2007   1.042       1.081       167,259
                                                                       2006   1.001       1.042        52,003
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).......... 2014   1.318       1.360     1,052,587
                                                                       2013   1.209       1.318       478,627
                                                                       2012   1.103       1.209       773,047
                                                                       2011   1.110       1.103       864,014
                                                                       2010   1.013       1.110       953,169
                                                                       2009   0.833       1.013       615,170
                                                                       2008   1.080       0.833       347,305
                                                                       2007   1.049       1.080       307,605
                                                                       2006   1.002       1.049        78,615
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).......... 2014   1.314       1.358     3,767,750
                                                                       2013   1.133       1.314       661,098
                                                                       2012   1.018       1.133       647,180
                                                                       2011   1.050       1.018       702,750
                                                                       2010   0.943       1.050       823,214
                                                                       2009   0.758       0.943     1,106,422
                                                                       2008   1.081       0.758       698,697
                                                                       2007   1.054       1.081       826,468
                                                                       2006   1.002       1.054       695,042
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).......... 2014   1.294       1.339     7,659,886
                                                                       2013   1.059       1.294       405,797
                                                                       2012   0.934       1.059       343,365
                                                                       2011   0.987       0.934       348,743
                                                                       2010   0.875       0.987       279,346
                                                                       2009   0.689       0.875       520,467
                                                                       2008   1.081       0.689       525,964
                                                                       2007   1.059       1.081       565,433
                                                                       2006   1.002       1.059       434,710
 MSF MetLife Stock Index Subaccount (Class B) (5/09).................. 2014   1.483       1.649       469,563
                                                                       2013   1.145       1.483       720,364
                                                                       2012   1.009       1.145       625,964
                                                                       2011   1.010       1.009       708,708
                                                                       2010   0.897       1.010       755,899
                                                                       2009   0.730       0.897     1,190,775
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............ 2014   1.737       1.852     1,073,481

                          PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2013   1.488       1.737     1,184,455
                                                                                   2012   1.359       1.488     1,307,262
                                                                                   2011   1.353       1.359     1,317,848
                                                                                   2010   1.252       1.353     1,549,396
                                                                                   2009   1.076       1.252     1,631,485
                                                                                   2008   1.409       1.076     1,664,381
                                                                                   2007   1.376       1.409     2,193,063
                                                                                   2006   1.288       1.376     2,464,195
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)............................... 2014   1.922       2.093       718,780
                                                                                   2013   1.440       1.922       782,763
                                                                                   2012   1.256       1.440       429,025
                                                                                   2011   1.266       1.256       458,507
                                                                                   2010   1.156       1.266       476,031
                                                                                   2009   0.973       1.156       480,020
                                                                                   2008   1.467       0.973       491,422
                                                                                   2007   1.387       1.467       511,174
                                                                                   2006   1.256       1.387       563,222
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)......................... 2014   2.330       2.291       165,638
                                                                                   2013   1.867       2.330       191,795
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)......................... 2014   1.449       1.420       456,531
                                                                                   2013   1.163       1.449       751,813
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................... 2014   1.628       1.742       106,312
                                                                                   2013   1.194       1.628       106,856
                                                                                   2012   1.023       1.194       538,524
                                                                                   2011   1.055       1.023       903,709
                                                                                   2010   0.919       1.055       875,435
                                                                                   2009   0.653       0.919     1,112,032
                                                                                   2008   1.146       0.653       849,286
                                                                                   2007   1.068       1.146       319,549
                                                                                   2006   0.998       1.068       309,858
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................... 2014   2.313       2.425       373,622
                                                                                   2013   1.632       2.313       515,590
                                                                                   2012   1.432       1.632       540,183
                                                                                   2011   1.436       1.432       679,583
                                                                                   2010   1.084       1.436       743,130
                                                                                   2009   0.796       1.084       721,583
                                                                                   2008   1.211       0.796       668,556
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2007   1.148       1.191            --
                                                                                   2006   1.081       1.148       611,233
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2014   1.192       1.206        61,582
                                                                                   2013   1.219       1.192       156,980
                                                                                   2012   1.198       1.219       186,895
                                                                                   2011   1.153       1.198       235,069
                                                                                   2010   1.107       1.153       268,545
                                                                                   2009   1.078       1.107       328,155
                                                                                   2008   1.098       1.078       345,901
                                                                                   2007   1.069       1.098       356,357
                                                                                   2006   1.034       1.069       364,365
 MSF WMC Balanced Subaccount (Class A) (5/09)..................................... 2014   1.520       1.652       154,955
                                                                                   2013   1.282       1.520       240,262
                                                                                   2012   1.160       1.282       283,972
                                                                                   2011   1.137       1.160       312,718
                                                                                   2010   1.055       1.137       312,094
                                                                                   2009   0.910       1.055       338,380
 MSF WMC Core Equity Opportunities Subaccount (Class A) (4/08).................... 2014   1.729       1.881       115,839
                                                                                   2013   1.315       1.729       142,532
                                                                                   2012   1.186       1.315       157,005
                                                                                   2011   1.257       1.186       175,607
                                                                                   2010   1.141       1.257       200,885
                                                                                   2009   0.880       1.141       239,608
                                                                                   2008   1.426       0.880       264,858
Money Market Portfolio
 Money Market Subaccount (5/03)................................................... 2006   0.998       1.006            --
                                                                                   2005   0.987       0.998     3,371,576
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (6/04)................... 2006   1.094       1.155            --

                           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                                                UNIT      UNIT     NUMBER OF
                                                                                               VALUE      VALUE      UNITS
                                                                                                 AT        AT     OUTSTANDING
                                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                                        YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                                     2005   1.052       1.094       269,043
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (6/03)..................... 2007   1.113       1.135            --
                                                                                     2006   1.124       1.113       806,861
                                                                                     2005   1.120       1.124     1,079,597
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/03).................... 2009   1.182       1.221            --
                                                                                     2008   1.147       1.182     2,423,102
                                                                                     2007   1.073       1.147     2,470,927
                                                                                     2006   1.051       1.073     2,529,532
                                                                                     2005   1.044       1.051     2,497,306
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/03)........................ 2007   2.045       2.213            --
                                                                                     2006   1.629       2.045         6,386
                                                                                     2005   1.476       1.629         4,302
 Putnam VT Small Cap Value Subaccount (Class IB) (5/03)............................. 2007   2.151       2.296            --
                                                                                     2006   1.865       2.151       868,558
                                                                                     2005   1.773       1.865       865,656
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/03)............................... 2006   1.371       1.459            --
                                                                                     2005   1.282       1.371       136,917
 Travelers Convertible Securities Subaccount (6/03)................................. 2006   1.175       1.252            --
                                                                                     2005   1.191       1.175       335,953
 Travelers Disciplined Mid Cap Stock Subaccount (6/03).............................. 2006   1.643       1.794            --
                                                                                     2005   1.487       1.643       326,543
 Travelers Equity Income Subaccount (5/03).......................................... 2006   1.369       1.438            --
                                                                                     2005   1.333       1.369       796,677
 Travelers Federated High Yield Subaccount (5/03)................................... 2006   1.212       1.242            --
                                                                                     2005   1.202       1.212       278,152
 Travelers Federated Stock Subaccount (6/03)........................................ 2006   1.407       1.456            --
                                                                                     2005   1.359       1.407        33,030
 Travelers Large Cap Subaccount (6/03).............................................. 2006   1.329       1.369            --
                                                                                     2005   1.244       1.329       267,943
 Travelers Managed Allocation Series: Aggressive Subaccount (5/05).................. 2006   1.100       1.169            --
                                                                                     2005   1.000       1.100       292,653
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................ 2006   1.030       1.033            --
                                                                                     2005   1.000       1.030        50,090
 Travelers Managed Allocation Series: Moderate Subaccount (5/05).................... 2006   1.067       1.104            --
                                                                                     2005   1.000       1.067       580,765
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)......... 2006   1.077       1.123            --
                                                                                     2005   1.000       1.077       334,074
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)....... 2006   1.046       1.066            --
                                                                                     2005   1.000       1.046        25,746
 Travelers Mercury Large Cap Core Subaccount (6/03)................................. 2006   1.456       1.546            --
                                                                                     2005   1.322       1.456       161,991
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (6/03)............................ 2006   1.456       1.540            --
                                                                                     2005   1.437       1.456       460,731
 Travelers MFS(Reg. TM) Total Return Subaccount (5/03).............................. 2006   1.248       1.288            --
                                                                                     2005   1.233       1.248     2,471,112
 Travelers MFS(Reg. TM) Value Subaccount (5/04)..................................... 2006   1.162       1.256            --
                                                                                     2005   1.111       1.162       543,927
 Travelers Mondrian International Stock Subaccount (6/03)........................... 2006   1.550       1.780            --
                                                                                     2005   1.439       1.550       228,774
 Travelers Pioneer Fund Subaccount (6/03)........................................... 2006   1.355       1.438            --
                                                                                     2005   1.301       1.355        69,817
 Travelers Pioneer Mid Cap Value Subaccount (5/05).................................. 2006   1.050       1.104            --
                                                                                     2005   1.000       1.050        83,935

                      PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 Travelers Pioneer Strategic Income Subaccount (5/04).................... 2006   1.106       1.116            --
                                                                          2005   1.085       1.106       808,416
 Travelers Quality Bond Subaccount (5/03)................................ 2006   1.029       1.019            --
                                                                          2005   1.030       1.029       605,434
 Travelers Strategic Equity Subaccount (6/03)............................ 2006   1.335       1.392            --
                                                                          2005   1.330       1.335        58,950
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)........ 2006   1.106       1.273            --
                                                                          2005   1.000       1.106        14,618
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05)......... 2006   1.108       1.270            --
                                                                          2005   1.000       1.108        50,508
 Travelers U.S. Government Securities Subaccount (5/04).................. 2006   1.073       1.034            --
                                                                          2005   1.046       1.073       374,550
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)............ 2014   1.514       1.627        51,282
                                                                          2013   1.297       1.514        52,863
                                                                          2012   1.192       1.297        62,157
                                                                          2011   1.212       1.192        62,193
                                                                          2010   1.100       1.212        69,847
                                                                          2009   0.911       1.100       320,894
                                                                          2008   1.238       0.911       353,204
                                                                          2007   1.136       1.238       360,173
                                                                          2006   1.073       1.136       362,779
                                                                          2005   1.045       1.073       372,448
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (6/03)...................... 2009   1.029       0.998            --
                                                                          2008   1.631       1.029       535,740
                                                                          2007   1.699       1.631       596,073
                                                                          2006   1.489       1.699       611,947
                                                                          2005   1.454       1.489       597,781
 Van Kampen LIT Enterprise Subaccount (Class II) (6/03).................. 2009   0.834       0.855            --
                                                                          2008   1.490       0.834            --
                                                                          2007   1.348       1.490            --
                                                                          2006   1.284       1.348            --
                                                                          2005   1.211       1.284            --





                           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.75%
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (6/03)........ 2006   1.376       1.343           --
                                                                        2005   1.219       1.376           --
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (6/03).............. 2014   2.800       2.815           --
                                                                        2013   2.206       2.800           --
                                                                        2012   1.832       2.206           --
                                                                        2011   2.046       1.832           --
                                                                        2010   1.863       2.046           --
                                                                        2009   1.332       1.863       16,095
                                                                        2008   2.201       1.332       16,095
                                                                        2007   1.950       2.201       16,095
                                                                        2006   1.648       1.950       16,095
                                                                        2005   1.470       1.648       16,095
 American Funds Growth Subaccount (Class 2) (5/03)..................... 2014   2.325       2.479        3,232

                            PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                      2013   1.819       2.325        3,236
                                                                                      2012   1.570       1.819        3,240
                                                                                      2011   1.669       1.570        3,245
                                                                                      2010   1.431       1.669        3,251
                                                                                      2009   1.045       1.431       11,665
                                                                                      2008   1.898       1.045       11,671
                                                                                      2007   1.719       1.898       11,677
                                                                                      2006   1.587       1.719       11,682
                                                                                      2005   1.390       1.587       11,687
 American Funds Growth-Income Subaccount (Class 2) (5/03)............................ 2014   2.084       2.265        3,308
                                                                                      2013   1.588       2.084        3,313
                                                                                      2012   1.376       1.588        3,319
                                                                                      2011   1.426       1.376        3,327
                                                                                      2010   1.303       1.426        3,335
                                                                                      2009   1.010       1.303        3,344
                                                                                      2008   1.654       1.010        3,354
                                                                                      2007   1.603       1.654        3,362
                                                                                      2006   1.416       1.603        3,369
                                                                                      2005   1.361       1.416           --
Capital Appreciation Fund
 Capital Appreciation Fund (6/03).................................................... 2006   1.657       1.639           --
                                                                                      2005   1.427       1.657           --
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (6/03)................................ 2006   1.717       2.237           --
                                                                                      2005   1.630       1.717        1,701
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (5/03)......................... 2008   1.492       1.428           --
                                                                                      2007   1.418       1.492       16,836
                                                                                      2006   1.239       1.418       17,229
                                                                                      2005   1.208       1.239       17,653
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/03)................... 2008   1.300       1.227           --
                                                                                      2007   1.488       1.300           --
                                                                                      2006   1.459       1.488           --
                                                                                      2005   1.404       1.459           --
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (3/04).................. 2006   1.310       1.424           --
                                                                                      2005   1.210       1.310           --
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (1/04)................ 2006   1.308       1.457           --
                                                                                      2005   1.208       1.308           --
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/03)................ 2014   2.449       2.687        3,026
                                                                                      2013   1.903       2.449        3,031
                                                                                      2012   1.668       1.903        3,036
                                                                                      2011   1.746       1.668        3,043
                                                                                      2010   1.520       1.746        3,051
                                                                                      2009   1.142       1.520        3,059
                                                                                      2008   2.027       1.142        3,068
                                                                                      2007   1.759       2.027        3,075
                                                                                      2006   1.606       1.759        3,082
                                                                                      2005   1.401       1.606           --
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (7/03)....... 2014   2.278       2.477           --
                                                                                      2013   1.677       2.278           --
                                                                                      2012   1.396       1.677           --
                                                                                      2011   1.461       1.396           --
                                                                                      2010   1.260       1.461           --
                                                                                      2009   0.944       1.260           --
                                                                                      2008   1.639       0.944           --
                                                                                      2007   1.563       1.639           --
                                                                                      2006   1.397       1.563           --
                                                                                      2005   1.178       1.397           --
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/03)............................ 2014   3.397       3.539           --

                          PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2013   2.544       3.397           --
                                                                                  2012   2.260       2.544           --
                                                                                  2011   2.580       2.260           --
                                                                                  2010   2.042       2.580           --
                                                                                  2009   1.487       2.042           --
                                                                                  2008   2.506       1.487        1,502
                                                                                  2007   2.211       2.506        1,502
                                                                                  2006   2.002       2.211        1,559
                                                                                  2005   1.726       2.002        3,349
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (6/03)................... 2006   1.450       1.686           --
                                                                                  2005   1.334       1.450           --
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (6/03)............. 2008   3.611       3.283           --
                                                                                  2007   2.853       3.611           --
                                                                                  2006   2.267       2.853           --
                                                                                  2005   1.810       2.267           --
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)........................ 2014   2.364       2.064           --
                                                                                  2013   1.956       2.364           --
                                                                                  2012   1.684       1.956           --
                                                                                  2011   1.917       1.684          984
                                                                                  2010   1.800       1.917          987
                                                                                  2009   1.336       1.800        1,510
                                                                                  2008   2.281       1.336        9,765
                                                                                  2007   2.011       2.281       27,581
                                                                                  2006   1.685       2.011       40,952
                                                                                  2005   1.556       1.685       36,787
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (6/03).................. 2006   1.617       1.936           --
                                                                                  2005   1.512       1.617       25,503
High Yield Bond Trust
 High Yield Bond Trust (6/04).................................................... 2006   1.057       1.080           --
                                                                                  2005   1.062       1.057           --
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (6/03)......................... 2006   1.231       1.270           --
                                                                                  2005   1.163       1.231           --
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/03)............. 2010   1.587       1.608           --
                                                                                  2009   1.285       1.587           --
                                                                                  2008   1.843       1.285           --
                                                                                  2007   1.541       1.843           --
                                                                                  2006   1.475       1.541           --
                                                                                  2005   1.336       1.475           --
 Janus Aspen Global Research Subaccount (Service Shares) (6/03).................. 2008   1.662       1.565           --
                                                                                  2007   1.546       1.662           --
                                                                                  2006   1.334       1.546           --
                                                                                  2005   1.286       1.334           --
 Janus Aspen Global Technology Subaccount (Service Shares) (5/03)................ 2011   1.971       2.109           --
                                                                                  2010   1.613       1.971           --
                                                                                  2009   1.046       1.613           --
                                                                                  2008   1.900       1.046           --
                                                                                  2007   1.589       1.900           --
                                                                                  2006   1.500       1.589           --
                                                                                  2005   1.368       1.500        1,138
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (6/03)................................... 2006   1.537       1.723           --
                                                                                  2005   1.504       1.537        2,061
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)....... 2014   2.575       3.047        3,598
                                                                                  2013   1.773       2.575        3,511
                                                                                  2012   1.520       1.773           --
                                                                                  2011   1.510       1.520           --
                                                                                  2010   1.229       1.510           --
                                                                                  2009   0.929       1.229           --
                                                                                  2008   1.587       0.929           --
                                                                                  2007   1.648       1.587           --
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)........... 2014   2.018       2.028           --

                         PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                 2013   1.554       2.018        3,164
                                                                                 2012   1.376       1.554        4,141
                                                                                 2011   1.492       1.376        6,035
                                                                                 2010   1.302       1.492        9,080
                                                                                 2009   1.025       1.302       13,063
                                                                                 2008   1.644       1.025        3,191
                                                                                 2007   1.718       1.644        3,196
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)........... 2014   2.134       2.327           --
                                                                                 2013   1.670       2.134           --
                                                                                 2012   1.466       1.670           --
                                                                                 2011   1.454       1.466           --
                                                                                 2010   1.314       1.454           --
                                                                                 2009   1.095       1.314           --
                                                                                 2008   1.576       1.095           --
                                                                                 2007   1.524       1.576           --
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)....... 2014   2.056       2.303           --
                                                                                 2013   1.518       2.056           --
                                                                                 2012   1.284       1.518           --
                                                                                 2011   1.315       1.284           --
                                                                                 2010   1.218       1.315           --
                                                                                 2009   0.871       1.218           --
                                                                                 2008   1.413       0.871           --
                                                                                 2007   1.413       1.413           --
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (6/03)........ 2014   2.191       2.405           --
                                                                                 2013   1.684       2.191           --
                                                                                 2012   1.471       1.684           --
                                                                                 2011   1.427       1.471           --
                                                                                 2010   1.326       1.427           --
                                                                                 2009   1.084       1.326        8,333
                                                                                 2008   1.714       1.084        8,333
                                                                                 2007   1.679       1.714        8,333
                                                                                 2006   1.445       1.679        8,333
                                                                                 2005   1.380       1.445        8,333
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (6/03)....... 2014   3.388       3.465           --
                                                                                 2013   2.345       3.388           --
                                                                                 2012   1.998       2.345           --
                                                                                 2011   2.005       1.998           --
                                                                                 2010   1.630       2.005           --
                                                                                 2009   1.162       1.630           --
                                                                                 2008   1.995       1.162           --
                                                                                 2007   1.845       1.995           --
                                                                                 2006   1.665       1.845           --
                                                                                 2005   1.615       1.665           --
 LMPVET Equity Index Subaccount (Class II) (5/03)............................... 2009   0.962       0.936           --
                                                                                 2008   1.566       0.962           --
                                                                                 2007   1.519       1.566           --
                                                                                 2006   1.343       1.519           --
                                                                                 2005   1.311       1.343           --
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (11/03)........ 2011   0.975       0.963           --
                                                                                 2010   0.909       0.975           --
                                                                                 2009   0.788       0.909           --
                                                                                 2008   1.017       0.788           --
                                                                                 2007   1.021       1.017           --
                                                                                 2006   0.998       1.021           --
                                                                                 2005   0.992       0.998           --
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (6/03)..................................... 2007   1.653       1.734           --
                                                                                 2006   1.424       1.653        3,201
                                                                                 2005   1.393       1.424        3,206
 LMPVPI Large Cap Growth Subaccount (Class I) (6/03)............................ 2007   1.366       1.423           --
                                                                                 2006   1.334       1.366           --
                                                                                 2005   1.290       1.334           --
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (6/03).......................... 2007   1.607       1.663           --
                                                                                 2006   1.472       1.607           --
                                                                                 2005   1.363       1.472           --

                      PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 LMPVPII Growth and Income Subaccount (Class I) (7/03)................... 2007   1.470       1.535           --
                                                                          2006   1.331       1.470           --
                                                                          2005   1.307       1.331        2,357
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (6/03).............. 2007   1.607       1.669           --
                                                                          2006   1.394       1.607           --
                                                                          2005   1.374       1.394           --
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).................. 2007   1.796       1.979           --
                                                                          2006   1.629       1.796        6,379
                                                                          2005   1.532       1.629        4,441
Managed Assets Trust
 Managed Assets Trust (5/04)............................................. 2006   1.081       1.115           --
                                                                          2005   1.060       1.081        2,761
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)............. 2008   1.776       1.711           --
                                                                          2007   1.704       1.776        3,134
                                                                          2006   1.791       1.704        3,139
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *................. 2014   2.035       2.070           --
                                                                          2013   1.884       2.035           --
                                                                          2012   1.640       1.884           --
                                                                          2011   1.627       1.640           --
                                                                          2010   1.424       1.627           --
                                                                          2009   0.983       1.424           --
                                                                          2008   1.319       0.983           --
                                                                          2007   1.306       1.319           --
                                                                          2006   1.240       1.306           --
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............. 2014   1.047       1.170           --
                                                                          2013   1.027       1.047           --
                                                                          2012   0.828       1.027           --
                                                                          2011   0.889       0.828           --
                                                                          2010   0.778       0.889           --
                                                                          2009   0.586       0.778           --
                                                                          2008   1.020       0.586        3,722
                                                                          2007   1.219       1.020        3,392
                                                                          2006   1.003       1.219        3,023
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....... 2014   2.601       2.707           --
                                                                          2013   2.050       2.601           --
                                                                          2012   1.698       2.050           --
                                                                          2011   1.865       1.698           --
                                                                          2010   1.730       1.865           --
                                                                          2009   1.230       1.730           --
                                                                          2008   2.152       1.230           --
                                                                          2007   1.679       2.152           --
                                                                          2006   1.639       1.679           --
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).......... 2014   2.699       3.034           --
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *......... 2014   2.687       2.495        3,750
                                                                          2013   2.091       2.687        3,756
                                                                          2012   1.643       2.091        3,763
                                                                          2011   1.944       1.643        3,771
                                                                          2010   1.696       1.944        3,781
                                                                          2009   1.110       1.696        3,791
                                                                          2008   1.906       1.110        3,802
                                                                          2007   1.956       1.906        3,811
                                                                          2006   1.777       1.956        3,819
 MIST Invesco Comstock Subaccount (Class B) (5/09)....................... 2014   2.172       2.333       22,981
                                                                          2013   1.632       2.172           --
                                                                          2012   1.402       1.632           --
                                                                          2011   1.448       1.402           --
                                                                          2010   1.282       1.448           --
                                                                          2009   1.029       1.282           --
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *................ 2014   1.334       1.437        3,995

                        PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2013   1.042       1.334        4,587
                                                                               2012   0.924       1.042        5,284
                                                                               2011   0.977       0.924        6,109
                                                                               2010   0.792       0.977        6,956
                                                                               2009   0.637       0.792        7,946
                                                                               2008   1.058       0.637        9,200
                                                                               2007   1.071       1.058       10,103
                                                                               2006   0.964       1.071           --
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06).................... 2014   2.139       2.274           --
                                                                               2013   1.549       2.139           --
                                                                               2012   1.330       1.549           --
                                                                               2011   1.365       1.330           --
                                                                               2010   1.098       1.365           --
                                                                               2009   0.833       1.098           --
                                                                               2008   1.381       0.833           --
                                                                               2007   1.261       1.381           --
                                                                               2006   1.272       1.261           --
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06).................... 2014   1.893       1.946           --
                                                                               2013   1.445       1.893           --
                                                                               2012   1.272       1.445           --
                                                                               2011   1.440       1.272           --
                                                                               2010   1.226       1.440           --
                                                                               2009   0.966       1.226           --
                                                                               2008   1.315       0.966           --
                                                                               2007   1.352       1.315           --
                                                                               2006   1.269       1.352           --
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06).......... 2009   0.904       0.894           --
                                                                               2008   1.231       0.904        2,960
                                                                               2007   1.178       1.231        3,042
                                                                               2006   1.115       1.178        2,971
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06).................. 2014   2.011       2.077           --
                                                                               2013   1.892       2.011           --
                                                                               2012   1.701       1.892           --
                                                                               2011   1.651       1.701           --
                                                                               2010   1.485       1.651           --
                                                                               2009   1.102       1.485           --
                                                                               2008   1.374       1.102           --
                                                                               2007   1.309       1.374           --
                                                                               2006   1.250       1.309           --
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)................ 2009   0.891       0.847           --
                                                                               2008   1.581       0.891           --
                                                                               2007   1.438       1.581           --
                                                                               2006   1.457       1.438           --
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)................ 2014   1.244       1.285           --
                                                                               2013   0.978       1.244           --
                                                                               2012   0.852       0.978           --
                                                                               2011   0.998       0.852           --
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................... 2014   1.334       1.334           --
                                                                               2013   1.025       1.334           --
                                                                               2012   0.884       1.025           --
                                                                               2011   0.989       0.884           --
                                                                               2010   0.839       0.989           --
                                                                               2009   0.675       0.839           --
                                                                               2008   0.979       0.675        3,364
                                                                               2007   1.028       0.979        3,598
                                                                               2006   1.003       1.028           --
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)........ 2014   2.645       2.430        2,715
                                                                               2013   2.833       2.645           --
                                                                               2012   2.425       2.833           --
                                                                               2011   3.035       2.425           --
                                                                               2010   2.498       3.035           --
                                                                               2009   1.505       2.498           --
                                                                               2008   3.288       1.505           --
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2014   2.178       1.992           --

                      PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2013   1.859       2.178        2,733
                                                                          2012   1.621       1.859        2,766
                                                                          2011   1.847       1.621       34,707
                                                                          2010   1.687       1.847       36,846
                                                                          2009   1.305       1.687       34,464
                                                                          2008   2.305       1.305       34,716
                                                                          2007   2.197       2.305           --
 MIST MLA Mid Cap Subaccount (Class A) (4/08)............................ 2013   1.703       1.845           --
                                                                          2012   1.641       1.703        3,108
                                                                          2011   1.760       1.641        3,112
                                                                          2010   1.454       1.760        3,118
                                                                          2009   1.079       1.454        3,123
                                                                          2008   1.707       1.079        3,129
 MIST MLA Mid Cap Subaccount (Class B) (4/07)............................ 2013   1.062       1.150           --
                                                                          2012   1.026       1.062       24,430
                                                                          2011   1.103       1.026       71,521
                                                                          2010   0.913       1.103       53,698
                                                                          2009   0.680       0.913       55,873
                                                                          2008   1.121       0.680       70,366
                                                                          2007   1.266       1.121           --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *............ 2014   1.342       1.347           --
                                                                          2013   1.074       1.342           --
                                                                          2012   0.902       1.074           --
                                                                          2011   1.002       0.902           --
                                                                          2010   0.880       1.002           --
                                                                          2009   0.640       0.880       14,053
                                                                          2008   1.096       0.640       39,661
                                                                          2007   1.050       1.096       41,005
                                                                          2006   0.996       1.050       42,052
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *....... 2014   1.434       1.454           --
                                                                          2013   1.603       1.434           --
                                                                          2012   1.492       1.603        5,416
                                                                          2011   1.362       1.492        5,429
                                                                          2010   1.283       1.362        5,252
                                                                          2009   1.103       1.283        5,063
                                                                          2008   1.203       1.103          211
                                                                          2007   1.137       1.203           --
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2014   1.515       1.551       34,053
                                                                          2013   1.572       1.515       35,269
                                                                          2012   1.464       1.572       41,367
                                                                          2011   1.444       1.464       42,041
                                                                          2010   1.359       1.444       11,419
                                                                          2009   1.221       1.359       22,312
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2014   1.945       2.125           --
                                                                          2013   1.488       1.945           --
                                                                          2012   1.369       1.488           --
                                                                          2011   1.460       1.369           --
                                                                          2010   1.278       1.460           --
                                                                          2009   1.050       1.278           --
                                                                          2008   1.591       1.050           --
                                                                          2007   1.542       1.591           --
                                                                          2006   1.435       1.542           --
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.161       1.281           --
                                                                          2006   1.104       1.161           --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2014   1.704       1.751           --
                                                                          2013   1.708       1.704           --
                                                                          2012   1.557       1.708           --
                                                                          2011   1.529       1.557           --
                                                                          2010   1.387       1.529           --
                                                                          2009   1.061       1.387           --
                                                                          2008   1.209       1.061           --
                                                                          2007   1.154       1.209           --
                                                                          2006   1.115       1.154           --
 MIST RCM Technology Subaccount (Class B) (5/11)......................... 2013   1.868       1.952           --
                                                                          2012   1.696       1.868           --
                                                                          2011   2.101       1.696           --
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2014   1.325       1.474           --

                     PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2013   1.008       1.325            --
                                                                        2012   0.869       1.008            --
                                                                        2011   0.921       0.869            --
                                                                        2010   0.801       0.921            --
                                                                        2009   0.689       0.801            --
                                                                        2008   1.100       0.689            --
                                                                        2007   1.077       1.100            --
                                                                        2006   1.001       1.077            --
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)........ 2014   2.031       2.213         3,160
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)............... 2007   1.633       1.711            --
                                                                        2006   1.543       1.633         9,105
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)............... 2014   1.974       2.204            --
                                                                        2013   1.498       1.974            --
                                                                        2012   1.343       1.498            --
                                                                        2011   1.364       1.343            --
                                                                        2010   1.233       1.364            --
                                                                        2009   1.052       1.233         9,105
                                                                        2008   1.708       1.052         9,105
                                                                        2007   1.697       1.708         9,105
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)................. 2014   1.294       1.361         3,899
                                                                        2013   1.327       1.294         3,903
                                                                        2012   1.256       1.327         3,909
                                                                        2011   1.199       1.256         3,915
                                                                        2010   1.126       1.199         3,921
                                                                        2009   1.047       1.126         3,928
                                                                        2008   1.103       1.047        37,825
                                                                        2007   1.056       1.103        39,948
                                                                        2006   1.018       1.056            --
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2014   1.613       1.727         2,232
                                                                        2013   1.223       1.613         2,733
                                                                        2012   1.089       1.223         3,340
                                                                        2011   1.217       1.089         4,018
                                                                        2010   1.033       1.217         4,706
                                                                        2009   0.821       1.033         5,489
 MSF BlackRock Money Market Subaccount (Class A) (4/06)................ 2014   0.985       0.968        17,937
                                                                        2013   1.003       0.985        40,108
                                                                        2012   1.020       1.003        29,001
                                                                        2011   1.038       1.020        30,614
                                                                        2010   1.057       1.038        33,546
                                                                        2009   1.071       1.057        27,446
                                                                        2008   1.059       1.071        21,460
                                                                        2007   1.026       1.059       100,284
                                                                        2006   1.005       1.026        83,497
 MSF FI Large Cap Subaccount (Class A) (4/06).......................... 2009   0.767       0.800            --
                                                                        2008   1.414       0.767        28,492
                                                                        2007   1.384       1.414        30,557
                                                                        2006   1.367       1.384        32,182
 MSF FI Value Leaders Subaccount (Class D) (4/06)...................... 2013   1.270       1.397            --
                                                                        2012   1.118       1.270            --
                                                                        2011   1.213       1.118            --
                                                                        2010   1.079       1.213            --
                                                                        2009   0.902       1.079            --
                                                                        2008   1.505       0.902            --
                                                                        2007   1.471       1.505            --
                                                                        2006   1.436       1.471            --
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)............... 2014   2.122       2.315            --
                                                                        2013   1.628       2.122            --
                                                                        2012   1.494       1.628            --
                                                                        2011   1.570       1.494            --
                                                                        2010   1.387       1.570            --
                                                                        2009   0.946       1.387            --
                                                                        2008   1.774       0.946            --
                                                                        2007   1.499       1.774            --
                                                                        2006   1.538       1.499            --
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)......... 2011   0.924       1.001            --

                   PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)
                                                                                UNIT      UNIT     NUMBER OF
                                                                               VALUE      VALUE      UNITS
                                                                                 AT        AT     OUTSTANDING
                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                        YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                     2010   0.813       0.924            --
                                                                     2009   0.629       0.813            --
                                                                     2008   1.075       0.629            --
                                                                     2007   1.059       1.075            --
                                                                     2006   1.002       1.059            --
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06)........ 2014   1.299       1.333            --
                                                                     2013   1.267       1.299            --
                                                                     2012   1.181       1.267            --
                                                                     2011   1.164       1.181            --
                                                                     2010   1.077       1.164            --
                                                                     2009   0.909       1.077            --
                                                                     2008   1.080       0.909            --
                                                                     2007   1.042       1.080            --
                                                                     2006   1.001       1.042            --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06)........ 2014   1.313       1.354            --
                                                                     2013   1.205       1.313            --
                                                                     2012   1.100       1.205            --
                                                                     2011   1.108       1.100            --
                                                                     2010   1.011       1.108            --
                                                                     2009   0.832       1.011            --
                                                                     2008   1.079       0.832            --
                                                                     2007   1.048       1.079            --
                                                                     2006   1.002       1.048            --
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06)........ 2014   1.309       1.352       148,369
                                                                     2013   1.129       1.309            --
                                                                     2012   1.015       1.129            --
                                                                     2011   1.047       1.015            --
                                                                     2010   0.942       1.047            --
                                                                     2009   0.757       0.942            --
                                                                     2008   1.080       0.757            --
                                                                     2007   1.053       1.080            --
                                                                     2006   1.002       1.053            --
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06)........ 2014   1.289       1.333       768,752
                                                                     2013   1.055       1.289            --
                                                                     2012   0.931       1.055            --
                                                                     2011   0.984       0.931            --
                                                                     2010   0.873       0.984            --
                                                                     2009   0.689       0.873            --
                                                                     2008   1.080       0.689            --
                                                                     2007   1.058       1.080            --
                                                                     2006   1.002       1.058            --
 MSF MetLife Stock Index Subaccount (Class B) (5/09)................ 2014   1.477       1.641            --
                                                                     2013   1.141       1.477            --
                                                                     2012   1.006       1.141            --
                                                                     2011   1.007       1.006            --
                                                                     2010   0.895       1.007            --
                                                                     2009   0.729       0.895            --
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06).......... 2014   1.728       1.841         6,703
                                                                     2013   1.481       1.728         7,167
                                                                     2012   1.353       1.481         7,685
                                                                     2011   1.347       1.353         8,258
                                                                     2010   1.248       1.347         8,866
                                                                     2009   1.073       1.248        28,425
                                                                     2008   1.406       1.073        29,167
                                                                     2007   1.373       1.406        29,798
                                                                     2006   1.286       1.373        30,236
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)................. 2014   1.912       2.082            --
                                                                     2013   1.434       1.912            --
                                                                     2012   1.251       1.434            --
                                                                     2011   1.262       1.251            --
                                                                     2010   1.153       1.262            --
                                                                     2009   0.971       1.153            --
                                                                     2008   1.465       0.971            --
                                                                     2007   1.385       1.465            --
                                                                     2006   1.254       1.385            --
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)........... 2014   2.317       2.277         3,100
                                                                     2013   1.857       2.317         3,103

                          PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)......................... 2014   1.443       1.413       18,093
                                                                                   2013   1.158       1.443       28,615
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................... 2014   1.622       1.735           --
                                                                                   2013   1.190       1.622           --
                                                                                   2012   1.020       1.190        6,296
                                                                                   2011   1.052       1.020        6,818
                                                                                   2010   0.917       1.052        6,918
                                                                                   2009   0.653       0.917        7,493
                                                                                   2008   1.145       0.653        8,187
                                                                                   2007   1.068       1.145           --
                                                                                   2006   0.998       1.068           --
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................... 2014   2.301       2.411        4,079
                                                                                   2013   1.624       2.301        3,974
                                                                                   2012   1.426       1.624           --
                                                                                   2011   1.430       1.426           --
                                                                                   2010   1.081       1.430           --
                                                                                   2009   0.793       1.081           --
                                                                                   2008   1.209       0.793           --
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2007   1.146       1.189           --
                                                                                   2006   1.080       1.146           --
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2014   1.186       1.200           --
                                                                                   2013   1.214       1.186           --
                                                                                   2012   1.194       1.214           --
                                                                                   2011   1.149       1.194           --
                                                                                   2010   1.104       1.149           --
                                                                                   2009   1.075       1.104           --
                                                                                   2008   1.096       1.075           --
                                                                                   2007   1.068       1.096           --
                                                                                   2006   1.033       1.068           --
 MSF WMC Balanced Subaccount (Class A) (5/09)..................................... 2014   1.512       1.643           --
                                                                                   2013   1.276       1.512           --
                                                                                   2012   1.156       1.276           --
                                                                                   2011   1.133       1.156           --
                                                                                   2010   1.052       1.133           --
                                                                                   2009   0.907       1.052           --
 MSF WMC Core Equity Opportunities Subaccount (Class A) (4/08).................... 2014   1.720       1.870           --
                                                                                   2013   1.309       1.720           --
                                                                                   2012   1.180       1.309           --
                                                                                   2011   1.252       1.180           --
                                                                                   2010   1.137       1.252           --
                                                                                   2009   0.877       1.137        9,165
                                                                                   2008   1.422       0.877       16,385
Money Market Portfolio
 Money Market Subaccount (5/03)................................................... 2006   0.996       1.005           --
                                                                                   2005   0.986       0.996        2,843
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (6/04)................... 2006   1.093       1.154           --
                                                                                   2005   1.052       1.093           --
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (6/03)................... 2007   1.110       1.132           --
                                                                                   2006   1.122       1.110           --
                                                                                   2005   1.119       1.122           --
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/03).................. 2009   1.179       1.217           --
                                                                                   2008   1.145       1.179       18,304
                                                                                   2007   1.071       1.145       18,782
                                                                                   2006   1.050       1.071       19,279
                                                                                   2005   1.043       1.050       16,287
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/03)...................... 2007   2.041       2.209           --
                                                                                   2006   1.626       2.041           --
                                                                                   2005   1.475       1.626           --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/03)........................... 2007   2.147       2.292           --
                                                                                   2006   1.863       2.147        1,700
                                                                                   2005   1.771       1.863        1,577

                           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)
                                                                                                UNIT      UNIT     NUMBER OF
                                                                                               VALUE      VALUE      UNITS
                                                                                                 AT        AT     OUTSTANDING
                                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                                        YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------ ------ ----------- -------- ------------
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/03)............................... 2006   1.369       1.457           --
                                                                                     2005   1.281       1.369           --
 Travelers Convertible Securities Subaccount (6/03)................................. 2006   1.173       1.250           --
                                                                                     2005   1.190       1.173           --
 Travelers Disciplined Mid Cap Stock Subaccount (6/03).............................. 2006   1.641       1.791           --
                                                                                     2005   1.485       1.641        3,144
 Travelers Equity Income Subaccount (5/03).......................................... 2006   1.367       1.436           --
                                                                                     2005   1.332       1.367           --
 Travelers Federated High Yield Subaccount (5/03)................................... 2006   1.210       1.240           --
                                                                                     2005   1.201       1.210           --
 Travelers Federated Stock Subaccount (6/03)........................................ 2006   1.405       1.454           --
                                                                                     2005   1.358       1.405           --
 Travelers Large Cap Subaccount (6/03).............................................. 2006   1.327       1.367           --
                                                                                     2005   1.243       1.327       31,049
 Travelers Managed Allocation Series: Aggressive Subaccount (5/05).................. 2006   1.099       1.168           --
                                                                                     2005   1.000       1.099           --
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................ 2006   1.029       1.033           --
                                                                                     2005   1.000       1.029           --
 Travelers Managed Allocation Series: Moderate Subaccount (5/05).................... 2006   1.066       1.104           --
                                                                                     2005   1.000       1.066           --
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)......... 2006   1.077       1.122           --
                                                                                     2005   1.000       1.077           --
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)....... 2006   1.046       1.066           --
                                                                                     2005   1.000       1.046           --
 Travelers Mercury Large Cap Core Subaccount (6/03)................................. 2006   1.454       1.543           --
                                                                                     2005   1.321       1.454        9,105
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (6/03)............................ 2006   1.454       1.538           --
                                                                                     2005   1.436       1.454           --
 Travelers MFS(Reg. TM) Total Return Subaccount (5/03).............................. 2006   1.246       1.286           --
                                                                                     2005   1.232       1.246       30,252
 Travelers MFS(Reg. TM) Value Subaccount (5/04)..................................... 2006   1.161       1.254           --
                                                                                     2005   1.110       1.161           --
 Travelers Mondrian International Stock Subaccount (6/03)........................... 2006   1.548       1.777           --
                                                                                     2005   1.438       1.548           --
 Travelers Pioneer Fund Subaccount (6/03)........................................... 2006   1.353       1.435           --
                                                                                     2005   1.299       1.353           --
 Travelers Pioneer Mid Cap Value Subaccount (5/05).................................. 2006   1.049       1.104           --
                                                                                     2005   1.000       1.049           --
 Travelers Pioneer Strategic Income Subaccount (5/04)............................... 2006   1.105       1.115           --
                                                                                     2005   1.084       1.105           --
 Travelers Quality Bond Subaccount (5/03)........................................... 2006   1.028       1.018           --
                                                                                     2005   1.029       1.028       43,791
 Travelers Strategic Equity Subaccount (6/03)....................................... 2006   1.333       1.390           --
                                                                                     2005   1.329       1.333           --
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)................... 2006   1.106       1.272           --
                                                                                     2005   1.000       1.106           --
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05).................... 2006   1.107       1.269           --
                                                                                     2005   1.000       1.107           --
 Travelers U.S. Government Securities Subaccount (5/04)............................. 2006   1.072       1.033           --
                                                                                     2005   1.045       1.072           --
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)....................... 2014   1.507       1.618           --

                 PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)
                                                                           UNIT      UNIT     NUMBER OF
                                                                          VALUE      VALUE      UNITS
                                                                            AT        AT     OUTSTANDING
                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                   YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------- ------ ----------- -------- ------------
                                                                2013   1.291       1.507    --
                                                                2012   1.187       1.291    --
                                                                2011   1.208       1.187    --
                                                                2010   1.096       1.208    --
                                                                2009   0.908       1.096    --
                                                                2008   1.236       0.908    --
                                                                2007   1.134       1.236    --
                                                                2006   1.072       1.134    --
                                                                2005   1.045       1.072    --
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (6/03)............ 2009   1.026       0.995    --
                                                                2008   1.627       1.026    --
                                                                2007   1.695       1.627    --
                                                                2006   1.487       1.695    --
                                                                2005   1.453       1.487    --
 Van Kampen LIT Enterprise Subaccount (Class II) (6/03)........ 2009   0.832       0.852    --
                                                                2008   1.487       0.832    --
                                                                2007   1.346       1.487    --
                                                                2006   1.283       1.346    --
                                                                2005   1.210       1.283    --





                           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.80%
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (6/03)........ 2006   1.326       1.294            --
                                                                        2005   1.175       1.326            --
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (6/03).............. 2014   2.555       2.567        30,358
                                                                        2013   2.013       2.555        35,863
                                                                        2012   1.673       2.013        43,011
                                                                        2011   1.869       1.673        59,669
                                                                        2010   1.703       1.869        64,659
                                                                        2009   1.219       1.703        67,286
                                                                        2008   2.014       1.219       116,778
                                                                        2007   1.785       2.014       115,421
                                                                        2006   1.509       1.785       105,610
                                                                        2005   1.347       1.509        66,758
 American Funds Growth Subaccount (Class 2) (5/03)..................... 2014   2.124       2.264        92,541
                                                                        2013   1.662       2.124       154,358
                                                                        2012   1.436       1.662       189,256
                                                                        2011   1.527       1.436       246,903
                                                                        2010   1.310       1.527       273,595
                                                                        2009   0.957       1.310       319,160
                                                                        2008   1.739       0.957       368,588
                                                                        2007   1.576       1.739       353,593
                                                                        2006   1.456       1.576       353,045
                                                                        2005   1.276       1.456       335,545
 American Funds Growth-Income Subaccount (Class 2) (5/03).............. 2014   1.903       2.068        40,594
                                                                        2013   1.451       1.903        52,718
                                                                        2012   1.258       1.451        55,423
                                                                        2011   1.305       1.258        65,415
                                                                        2010   1.192       1.305        84,970
                                                                        2009   0.925       1.192        95,925
                                                                        2008   1.515       0.925       102,969
                                                                        2007   1.469       1.515       111,233
                                                                        2006   1.298       1.469       110,801
                                                                        2005   1.249       1.298        56,206
Capital Appreciation Fund
 Capital Appreciation Fund (6/03)...................................... 2006   1.549       1.532            --
                                                                        2005   1.334       1.549         4,325
Delaware VIP Trust

                            PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
 Delaware VIP REIT Subaccount (Standard Class) (6/03)................................ 2006   1.651       2.151            --
                                                                                      2005   1.568       1.651        63,253
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (5/03)......................... 2008   1.389       1.328            --
                                                                                      2007   1.320       1.389           189
                                                                                      2006   1.154       1.320           191
                                                                                      2005   1.126       1.154            --
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/03)................... 2008   1.203       1.134            --
                                                                                      2007   1.377       1.203        25,165
                                                                                      2006   1.351       1.377        24,249
                                                                                      2005   1.300       1.351        18,044
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (3/04).................. 2006   1.309       1.423            --
                                                                                      2005   1.210       1.309       132,515
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (1/04)................ 2006   1.306       1.455            --
                                                                                      2005   1.208       1.306        17,495
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/03)................ 2014   2.291       2.512        20,919
                                                                                      2013   1.781       2.291        40,334
                                                                                      2012   1.561       1.781        48,721
                                                                                      2011   1.635       1.561        56,705
                                                                                      2010   1.424       1.635        60,189
                                                                                      2009   1.070       1.424        61,815
                                                                                      2008   1.902       1.070        78,752
                                                                                      2007   1.651       1.902        85,172
                                                                                      2006   1.508       1.651        87,922
                                                                                      2005   1.316       1.508        77,171
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (7/03)....... 2014   2.100       2.283            --
                                                                                      2013   1.547       2.100            --
                                                                                      2012   1.288       1.547            --
                                                                                      2011   1.349       1.288            --
                                                                                      2010   1.164       1.349            --
                                                                                      2009   0.873       1.164            --
                                                                                      2008   1.516       0.873            --
                                                                                      2007   1.446       1.516            --
                                                                                      2006   1.293       1.446            --
                                                                                      2005   1.091       1.293            --
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/03)............................ 2014   3.046       3.172        12,295
                                                                                      2013   2.283       3.046        15,122
                                                                                      2012   2.029       2.283        15,540
                                                                                      2011   2.317       2.029        20,061
                                                                                      2010   1.835       2.317        28,028
                                                                                      2009   1.337       1.835        36,730
                                                                                      2008   2.254       1.337        54,110
                                                                                      2007   1.990       2.254        33,684
                                                                                      2006   1.802       1.990        39,701
                                                                                      2005   1.555       1.802        37,003
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (6/03)....................... 2006   1.353       1.573            --
                                                                                      2005   1.246       1.353        60,968
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (6/03)................. 2008   3.245       2.950            --
                                                                                      2007   2.566       3.245        23,074
                                                                                      2006   2.039       2.566        30,482
                                                                                      2005   1.629       2.039        32,726
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)............................ 2014   2.143       1.870        82,918
                                                                                      2013   1.774       2.143       127,026
                                                                                      2012   1.528       1.774       167,384
                                                                                      2011   1.741       1.528       156,213
                                                                                      2010   1.635       1.741       241,331
                                                                                      2009   1.215       1.635       254,431
                                                                                      2008   2.074       1.215       248,667
                                                                                      2007   1.829       2.074       321,873
                                                                                      2006   1.534       1.829       310,295
                                                                                      2005   1.417       1.534         8,460
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (6/03)...................... 2006   1.446       1.730            --
                                                                                      2005   1.353       1.446       200,793

                          PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
High Yield Bond Trust
 High Yield Bond Trust (6/04).................................................... 2006   1.056       1.079            --
                                                                                  2005   1.061       1.056        58,955
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (6/03)......................... 2006   1.185       1.223            --
                                                                                  2005   1.121       1.185            --
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/03)............. 2010   1.480       1.499            --
                                                                                  2009   1.199       1.480            --
                                                                                  2008   1.720       1.199            --
                                                                                  2007   1.439       1.720            --
                                                                                  2006   1.378       1.439            --
                                                                                  2005   1.249       1.378            --
 Janus Aspen Global Research Subaccount (Service Shares) (6/03).................. 2008   1.520       1.431            --
                                                                                  2007   1.415       1.520            --
                                                                                  2006   1.222       1.415            --
                                                                                  2005   1.178       1.222            --
 Janus Aspen Global Technology Subaccount (Service Shares) (5/03)................ 2011   1.760       1.883            --
                                                                                  2010   1.440       1.760             1
                                                                                  2009   0.935       1.440             5
                                                                                  2008   1.699       0.935        13,760
                                                                                  2007   1.421       1.699            12
                                                                                  2006   1.342       1.421            14
                                                                                  2005   1.225       1.342            18
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (6/03)................................... 2006   1.419       1.589            --
                                                                                  2005   1.389       1.419            --
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)....... 2014   2.330       2.755            --
                                                                                  2013   1.605       2.330            --
                                                                                  2012   1.377       1.605            --
                                                                                  2011   1.368       1.377            --
                                                                                  2010   1.114       1.368             1
                                                                                  2009   0.843       1.114         7,793
                                                                                  2008   1.440       0.843        32,485
                                                                                  2007   1.496       1.440        29,824
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)........... 2014   1.818       1.826            --
                                                                                  2013   1.400       1.818         3,902
                                                                                  2012   1.240       1.400        18,598
                                                                                  2011   1.346       1.240        20,391
                                                                                  2010   1.175       1.346        23,302
                                                                                  2009   0.925       1.175        24,056
                                                                                  2008   1.485       0.925        26,190
                                                                                  2007   1.553       1.485       156,406
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)............ 2014   1.954       2.130            --
                                                                                  2013   1.530       1.954            --
                                                                                  2012   1.344       1.530            --
                                                                                  2011   1.334       1.344        10,981
                                                                                  2010   1.206       1.334        12,004
                                                                                  2009   1.005       1.206        12,575
                                                                                  2008   1.448       1.005        13,769
                                                                                  2007   1.401       1.448        14,358
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)........ 2014   1.854       2.076            --
                                                                                  2013   1.369       1.854            --
                                                                                  2012   1.159       1.369            --
                                                                                  2011   1.187       1.159            --
                                                                                  2010   1.101       1.187            --
                                                                                  2009   0.787       1.101            --
                                                                                  2008   1.278       0.787            --
                                                                                  2007   1.278       1.278            --
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (6/03)......... 2014   1.953       2.142            --

                         PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                 2013   1.502       1.953            --
                                                                                 2012   1.313       1.502            --
                                                                                 2011   1.274       1.313            --
                                                                                 2010   1.185       1.274            --
                                                                                 2009   0.969       1.185            --
                                                                                 2008   1.532       0.969            --
                                                                                 2007   1.502       1.532            --
                                                                                 2006   1.293       1.502            --
                                                                                 2005   1.235       1.293            --
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (6/03)....... 2014   3.016       3.083        13,458
                                                                                 2013   2.088       3.016        16,553
                                                                                 2012   1.781       2.088        17,039
                                                                                 2011   1.788       1.781        17,558
                                                                                 2010   1.454       1.788        19,083
                                                                                 2009   1.037       1.454        19,604
                                                                                 2008   1.781       1.037        19,853
                                                                                 2007   1.649       1.781            --
                                                                                 2006   1.488       1.649            --
                                                                                 2005   1.445       1.488            --
 LMPVET Equity Index Subaccount (Class II) (5/03)............................... 2009   0.893       0.869            --
                                                                                 2008   1.455       0.893        56,471
                                                                                 2007   1.412       1.455        57,013
                                                                                 2006   1.249       1.412        58,054
                                                                                 2005   1.220       1.249        25,209
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (11/03)........ 2011   0.972       0.959            --
                                                                                 2010   0.906       0.972            --
                                                                                 2009   0.786       0.906            --
                                                                                 2008   1.015       0.786        27,805
                                                                                 2007   1.020       1.015        29,122
                                                                                 2006   0.997       1.020        30,247
                                                                                 2005   0.992       0.997        31,427
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (6/03)..................................... 2007   1.494       1.567            --
                                                                                 2006   1.288       1.494            --
                                                                                 2005   1.260       1.288            --
 LMPVPI Large Cap Growth Subaccount (Class I) (6/03)............................ 2007   1.236       1.287            --
                                                                                 2006   1.208       1.236            --
                                                                                 2005   1.169       1.208            --
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (6/03).......................... 2007   1.459       1.510            --
                                                                                 2006   1.338       1.459        30,238
                                                                                 2005   1.239       1.338        39,238
 LMPVPII Growth and Income Subaccount (Class I) (7/03).......................... 2007   1.351       1.410            --
                                                                                 2006   1.223       1.351         2,448
                                                                                 2005   1.202       1.223            --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (6/03)..................... 2007   1.493       1.550            --
                                                                                 2006   1.296       1.493       107,711
                                                                                 2005   1.278       1.296        97,856
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03)......................... 2007   1.664       1.832            --
                                                                                 2006   1.509       1.664       156,771
                                                                                 2005   1.420       1.509       156,098
Managed Assets Trust
 Managed Assets Trust (5/04).................................................... 2006   1.081       1.114            --
                                                                                 2005   1.059       1.081         9,086
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06).................... 2008   1.628       1.568            --
                                                                                 2007   1.563       1.628        36,339
                                                                                 2006   1.643       1.563         7,328
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *........................ 2014   1.959       1.992        44,484

                      PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2013   1.815       1.959        72,277
                                                                          2012   1.581       1.815        79,089
                                                                          2011   1.569       1.581        83,485
                                                                          2010   1.374       1.569        87,098
                                                                          2009   0.949       1.374        91,723
                                                                          2008   1.274       0.949       143,320
                                                                          2007   1.262       1.274       158,396
                                                                          2006   1.199       1.262        87,690
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............. 2014   1.043       1.165        78,155
                                                                          2013   1.024       1.043       129,296
                                                                          2012   0.825       1.024       149,202
                                                                          2011   0.887       0.825       192,041
                                                                          2010   0.777       0.887       199,515
                                                                          2009   0.585       0.777       219,875
                                                                          2008   1.020       0.585       223,707
                                                                          2007   1.218       1.020       200,890
                                                                          2006   1.003       1.218       146,333
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....... 2014   2.421       2.520            --
                                                                          2013   1.909       2.421        44,140
                                                                          2012   1.583       1.909        45,270
                                                                          2011   1.739       1.583        75,815
                                                                          2010   1.614       1.739        89,776
                                                                          2009   1.147       1.614       105,140
                                                                          2008   2.009       1.147       105,926
                                                                          2007   1.568       2.009       106,959
                                                                          2006   1.532       1.568        83,182
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).......... 2014   2.512       2.823        38,166
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *......... 2014   2.472       2.294         1,847
                                                                          2013   1.924       2.472         1,937
                                                                          2012   1.513       1.924         2,032
                                                                          2011   1.791       1.513         2,617
                                                                          2010   1.563       1.791         2,737
                                                                          2009   1.024       1.563        11,023
                                                                          2008   1.759       1.024        17,108
                                                                          2007   1.806       1.759        16,311
                                                                          2006   1.641       1.806         7,173
 MIST Invesco Comstock Subaccount (Class B) (5/09)....................... 2014   1.954       2.098        81,907
                                                                          2013   1.470       1.954       143,565
                                                                          2012   1.263       1.470       164,586
                                                                          2011   1.305       1.263       182,602
                                                                          2010   1.156       1.305       204,377
                                                                          2009   0.928       1.156       225,620
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *................ 2014   1.329       1.431        68,732
                                                                          2013   1.038       1.329       118,526
                                                                          2012   0.922       1.038       151,264
                                                                          2011   0.974       0.922       161,883
                                                                          2010   0.790       0.974       182,953
                                                                          2009   0.636       0.790       226,659
                                                                          2008   1.058       0.636       260,534
                                                                          2007   1.071       1.058       236,077
                                                                          2006   0.964       1.071         8,430
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)............... 2014   2.130       2.263            --
                                                                          2013   1.543       2.130            --
                                                                          2012   1.326       1.543            --
                                                                          2011   1.361       1.326            --
                                                                          2010   1.096       1.361            --
                                                                          2009   0.831       1.096            --
                                                                          2008   1.379       0.831         6,216
                                                                          2007   1.260       1.379         5,877
                                                                          2006   1.271       1.260         6,236
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)............... 2014   1.884       1.937         1,413

                        PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2013   1.440       1.884         1,356
                                                                               2012   1.268       1.440         1,396
                                                                               2011   1.436       1.268         1,369
                                                                               2010   1.223       1.436         1,311
                                                                               2009   0.965       1.223         1,377
                                                                               2008   1.314       0.965         1,359
                                                                               2007   1.351       1.314         1,549
                                                                               2006   1.269       1.351         1,438
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06).......... 2009   0.902       0.891            --
                                                                               2008   1.228       0.902        35,712
                                                                               2007   1.176       1.228        35,864
                                                                               2006   1.114       1.176        36,255
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06).................. 2014   1.903       1.965            --
                                                                               2013   1.791       1.903            --
                                                                               2012   1.612       1.791            --
                                                                               2011   1.565       1.612            --
                                                                               2010   1.408       1.565            --
                                                                               2009   1.046       1.408        17,089
                                                                               2008   1.305       1.046           138
                                                                               2007   1.243       1.305           139
                                                                               2006   1.188       1.243           140
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)................ 2009   0.839       0.797            --
                                                                               2008   1.489       0.839           172
                                                                               2007   1.354       1.489           173
                                                                               2006   1.373       1.354           174
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)................ 2014   1.240       1.279            --
                                                                               2013   0.974       1.240            --
                                                                               2012   0.850       0.974            --
                                                                               2011   0.995       0.850            --
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................... 2014   1.329       1.328        63,889
                                                                               2013   1.022       1.329       114,315
                                                                               2012   0.882       1.022       143,433
                                                                               2011   0.986       0.882       146,422
                                                                               2010   0.838       0.986       150,332
                                                                               2009   0.674       0.838       164,448
                                                                               2008   0.979       0.674       155,484
                                                                               2007   1.027       0.979       172,747
                                                                               2006   1.003       1.027        34,914
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)........ 2014   2.370       2.176        46,166
                                                                               2013   2.540       2.370        30,613
                                                                               2012   2.175       2.540        30,927
                                                                               2011   2.724       2.175        30,592
                                                                               2010   2.243       2.724        28,061
                                                                               2009   1.352       2.243        30,484
                                                                               2008   2.955       1.352        46,665
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2014   1.985       1.814        31,793
                                                                               2013   1.695       1.985        29,439
                                                                               2012   1.479       1.695        30,590
                                                                               2011   1.686       1.479        27,589
                                                                               2010   1.541       1.686        30,720
                                                                               2009   1.193       1.541        41,457
                                                                               2008   2.107       1.193        20,278
                                                                               2007   2.009       2.107           516
 MIST MLA Mid Cap Subaccount (Class A) (4/08)................................. 2013   1.557       1.687            --
                                                                               2012   1.502       1.557         1,804
                                                                               2011   1.612       1.502        29,110
                                                                               2010   1.331       1.612        32,790
                                                                               2009   0.988       1.331        38,039
                                                                               2008   1.565       0.988        38,886
 MIST MLA Mid Cap Subaccount (Class B) (4/07)................................. 2013   1.058       1.145            --
                                                                               2012   1.023       1.058        27,493
                                                                               2011   1.100       1.023        34,193
                                                                               2010   0.911       1.100        76,744
                                                                               2009   0.678       0.911        89,891
                                                                               2008   1.119       0.678       121,130
                                                                               2007   1.265       1.119        45,145
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *................. 2014   1.336       1.341       156,174

                      PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2013   1.070       1.336       263,800
                                                                          2012   0.900       1.070       326,102
                                                                          2011   1.000       0.900       334,428
                                                                          2010   0.878       1.000       357,008
                                                                          2009   0.640       0.878       394,638
                                                                          2008   1.096       0.640       518,875
                                                                          2007   1.050       1.096       481,473
                                                                          2006   0.996       1.050       501,533
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *....... 2014   1.357       1.375        64,262
                                                                          2013   1.518       1.357       110,342
                                                                          2012   1.414       1.518       102,319
                                                                          2011   1.291       1.414       126,811
                                                                          2010   1.217       1.291       136,185
                                                                          2009   1.047       1.217       134,684
                                                                          2008   1.142       1.047       143,004
                                                                          2007   1.080       1.142       182,484
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2014   1.472       1.506       171,502
                                                                          2013   1.528       1.472       303,311
                                                                          2012   1.424       1.528       453,960
                                                                          2011   1.405       1.424       430,893
                                                                          2010   1.323       1.405       241,207
                                                                          2009   1.188       1.323       235,915
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2014   1.835       2.003            --
                                                                          2013   1.404       1.835            --
                                                                          2012   1.293       1.404            --
                                                                          2011   1.379       1.293            --
                                                                          2010   1.208       1.379            --
                                                                          2009   0.993       1.208           163
                                                                          2008   1.505       0.993           165
                                                                          2007   1.459       1.505           166
                                                                          2006   1.359       1.459           167
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.160       1.279            --
                                                                          2006   1.103       1.160        46,267
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2014   1.696       1.742        35,986
                                                                          2013   1.700       1.696        59,076
                                                                          2012   1.551       1.700        59,601
                                                                          2011   1.524       1.551        60,820
                                                                          2010   1.383       1.524       107,263
                                                                          2009   1.058       1.383       115,514
                                                                          2008   1.207       1.058       216,727
                                                                          2007   1.152       1.207       248,507
                                                                          2006   1.114       1.152       254,998
 MIST RCM Technology Subaccount (Class B) (5/11)......................... 2013   1.666       1.740            --
                                                                          2012   1.513       1.666            --
                                                                          2011   1.875       1.513            --
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2014   1.319       1.468        60,006
                                                                          2013   1.004       1.319        69,904
                                                                          2012   0.867       1.004       140,291
                                                                          2011   0.919       0.867       182,403
                                                                          2010   0.800       0.919       190,937
                                                                          2009   0.688       0.800       206,568
                                                                          2008   1.099       0.688       285,750
                                                                          2007   1.076       1.099       280,694
                                                                          2006   1.001       1.076       103,968
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2014   1.829       1.993         3,881
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)................. 2007   1.528       1.601            --
                                                                          2006   1.445       1.528         7,905
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)................. 2014   1.841       2.054            --
                                                                          2013   1.397       1.841            --
                                                                          2012   1.253       1.397            --
                                                                          2011   1.273       1.253            --
                                                                          2010   1.152       1.273            --
                                                                          2009   0.984       1.152            --
                                                                          2008   1.597       0.984            --
                                                                          2007   1.588       1.597         5,731
Metropolitan Series Fund

                     PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)................. 2014   1.259       1.324            --
                                                                        2013   1.292       1.259            --
                                                                        2012   1.223       1.292            --
                                                                        2011   1.168       1.223            --
                                                                        2010   1.098       1.168            --
                                                                        2009   1.021       1.098           538
                                                                        2008   1.077       1.021           542
                                                                        2007   1.031       1.077           546
                                                                        2006   0.994       1.031            --
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2014   1.526       1.633            --
                                                                        2013   1.158       1.526            --
                                                                        2012   1.031       1.158            --
                                                                        2011   1.153       1.031            --
                                                                        2010   0.979       1.153            --
                                                                        2009   0.779       0.979           179
 MSF BlackRock Money Market Subaccount (Class A) (4/06)................ 2014   0.982       0.964       296,135
                                                                        2013   0.999       0.982       349,017
                                                                        2012   1.018       0.999       414,384
                                                                        2011   1.036       1.018       483,466
                                                                        2010   1.055       1.036       678,570
                                                                        2009   1.069       1.055       784,752
                                                                        2008   1.059       1.069       631,296
                                                                        2007   1.026       1.059       490,084
                                                                        2006   1.005       1.026       470,063
 MSF FI Large Cap Subaccount (Class A) (4/06).......................... 2009   0.727       0.758            --
                                                                        2008   1.341       0.727            --
                                                                        2007   1.314       1.341            --
                                                                        2006   1.298       1.314            --
 MSF FI Value Leaders Subaccount (Class D) (4/06)...................... 2013   1.174       1.291            --
                                                                        2012   1.033       1.174        25,514
                                                                        2011   1.122       1.033        26,616
                                                                        2010   0.998       1.122        27,857
                                                                        2009   0.835       0.998        27,857
                                                                        2008   1.394       0.835        51,273
                                                                        2007   1.364       1.394        52,031
                                                                        2006   1.331       1.364        52,907
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)............... 2014   1.918       2.092            --
                                                                        2013   1.472       1.918            --
                                                                        2012   1.352       1.472         6,455
                                                                        2011   1.421       1.352         7,287
                                                                        2010   1.256       1.421        21,443
                                                                        2009   0.857       1.256        23,152
                                                                        2008   1.608       0.857        22,577
                                                                        2007   1.360       1.608        23,002
                                                                        2006   1.395       1.360        21,429
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)......... 2011   0.922       0.998            --
                                                                        2010   0.811       0.922            --
                                                                        2009   0.628       0.811            --
                                                                        2008   1.074       0.628            --
                                                                        2007   1.059       1.074            --
                                                                        2006   1.002       1.059            --
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06)........... 2014   1.294       1.327        16,375
                                                                        2013   1.263       1.294        17,172
                                                                        2012   1.178       1.263        18,015
                                                                        2011   1.161       1.178        18,936
                                                                        2010   1.075       1.161        19,884
                                                                        2009   0.908       1.075            --
                                                                        2008   1.080       0.908            --
                                                                        2007   1.041       1.080            --
                                                                        2006   1.001       1.041            --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06)........... 2014   1.308       1.348            --

                     PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2013   1.201       1.308            --
                                                                        2012   1.097       1.201            --
                                                                        2011   1.105       1.097            --
                                                                        2010   1.009       1.105            --
                                                                        2009   0.831       1.009        31,259
                                                                        2008   1.079       0.831            --
                                                                        2007   1.048       1.079            --
                                                                        2006   1.002       1.048            --
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06)........... 2014   1.304       1.346     1,378,230
                                                                        2013   1.126       1.304         9,804
                                                                        2012   1.012       1.126        10,286
                                                                        2011   1.045       1.012        11,629
                                                                        2010   0.940       1.045        12,163
                                                                        2009   0.756       0.940        24,924
                                                                        2008   1.079       0.756         1,224
                                                                        2007   1.053       1.079        20,797
                                                                        2006   1.002       1.053         1,149
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06)........... 2014   1.284       1.327       260,669
                                                                        2013   1.052       1.284            --
                                                                        2012   0.928       1.052            --
                                                                        2011   0.982       0.928            --
                                                                        2010   0.872       0.982            --
                                                                        2009   0.688       0.872            --
                                                                        2008   1.079       0.688            --
                                                                        2007   1.058       1.079            --
                                                                        2006   1.002       1.058            --
 MSF MetLife Stock Index Subaccount (Class B) (5/09)................... 2014   1.470       1.633        26,414
                                                                        2013   1.137       1.470        30,541
                                                                        2012   1.003       1.137        31,894
                                                                        2011   1.005       1.003        33,271
                                                                        2010   0.893       1.005        34,826
                                                                        2009   0.727       0.893        34,835
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............. 2014   1.623       1.728       152,406
                                                                        2013   1.392       1.623       255,581
                                                                        2012   1.273       1.392       292,369
                                                                        2011   1.268       1.273       322,189
                                                                        2010   1.175       1.268       338,603
                                                                        2009   1.011       1.175       339,258
                                                                        2008   1.324       1.011       436,166
                                                                        2007   1.295       1.324       494,208
                                                                        2006   1.213       1.295       447,977
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06).................... 2014   1.903       2.071        16,871
                                                                        2013   1.427       1.903        19,507
                                                                        2012   1.246       1.427            --
                                                                        2011   1.258       1.246            --
                                                                        2010   1.149       1.258        15,846
                                                                        2009   0.969       1.149        15,041
                                                                        2008   1.462       0.969        15,555
                                                                        2007   1.383       1.462        21,310
                                                                        2006   1.253       1.383        25,316
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13).............. 2014   2.118       2.080         1,938
                                                                        2013   1.698       2.118         1,782
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13).............. 2014   1.436       1.407        23,238
                                                                        2013   1.153       1.436        26,088
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........ 2014   1.616       1.727            --
                                                                        2013   1.186       1.616            --
                                                                        2012   1.017       1.186         3,654
                                                                        2011   1.050       1.017         3,775
                                                                        2010   0.916       1.050         3,899
                                                                        2009   0.652       0.916        16,093
                                                                        2008   1.144       0.652         1,466
                                                                        2007   1.067       1.144            --
                                                                        2006   0.998       1.067            --
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........ 2014   2.289       2.397         1,698

                          PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2013   1.616       2.289         9,257
                                                                                   2012   1.420       1.616         9,372
                                                                                   2011   1.425       1.420         9,462
                                                                                   2010   1.077       1.425         9,593
                                                                                   2009   0.791       1.077        15,613
                                                                                   2008   1.206       0.791         9,714
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2007   1.145       1.188            --
                                                                                   2006   1.079       1.145        74,529
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2014   1.180       1.194            --
                                                                                   2013   1.209       1.180            --
                                                                                   2012   1.189       1.209            --
                                                                                   2011   1.146       1.189            --
                                                                                   2010   1.101       1.146            --
                                                                                   2009   1.073       1.101           519
                                                                                   2008   1.094       1.073        49,796
                                                                                   2007   1.066       1.094        62,433
                                                                                   2006   1.032       1.066        59,794
 MSF WMC Balanced Subaccount (Class A) (5/09)..................................... 2014   1.505       1.634        21,350
                                                                                   2013   1.271       1.505        28,908
                                                                                   2012   1.152       1.271        29,840
                                                                                   2011   1.129       1.152        32,263
                                                                                   2010   1.049       1.129        35,150
                                                                                   2009   0.905       1.049        35,219
 MSF WMC Core Equity Opportunities Subaccount (Class A) (4/08).................... 2014   1.596       1.734            --
                                                                                   2013   1.215       1.596            --
                                                                                   2012   1.096       1.215            --
                                                                                   2011   1.163       1.096            --
                                                                                   2010   1.058       1.163            --
                                                                                   2009   0.816       1.058           187
                                                                                   2008   1.323       0.816           188
Money Market Portfolio
 Money Market Subaccount (5/03)................................................... 2006   0.997       1.005            --
                                                                                   2005   0.986       0.997        17,086
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (6/04)................... 2006   1.092       1.153            --
                                                                                   2005   1.051       1.092            --
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (6/03)................... 2007   1.055       1.075            --
                                                                                   2006   1.066       1.055       145,049
                                                                                   2005   1.064       1.066       124,863
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/03).................. 2009   1.148       1.185            --
                                                                                   2008   1.115       1.148       307,620
                                                                                   2007   1.044       1.115       414,144
                                                                                   2006   1.024       1.044       400,473
                                                                                   2005   1.018       1.024       324,409
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/03)...................... 2007   1.867       2.019            --
                                                                                   2006   1.488       1.867            --
                                                                                   2005   1.350       1.488            --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/03)........................... 2007   1.918       2.047            --
                                                                                   2006   1.665       1.918        69,851
                                                                                   2005   1.584       1.665        70,108
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/03)............................. 2006   1.290       1.373            --
                                                                                   2005   1.208       1.290           343
 Travelers Convertible Securities Subaccount (6/03)............................... 2006   1.115       1.188            --
                                                                                   2005   1.131       1.115            --
 Travelers Disciplined Mid Cap Stock Subaccount (6/03)............................ 2006   1.506       1.643            --
                                                                                   2005   1.364       1.506         1,818
 Travelers Equity Income Subaccount (5/03)........................................ 2006   1.268       1.331            --
                                                                                   2005   1.236       1.268        25,967
 Travelers Federated High Yield Subaccount (5/03)................................. 2006   1.170       1.199            --
                                                                                   2005   1.162       1.170        82,442

                           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)
                                                                                                UNIT      UNIT     NUMBER OF
                                                                                               VALUE      VALUE      UNITS
                                                                                                 AT        AT     OUTSTANDING
                                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                                        YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------ ------ ----------- -------- ------------
 Travelers Federated Stock Subaccount (6/03)........................................ 2006   1.277       1.321            --
                                                                                     2005   1.235       1.277            --
 Travelers Large Cap Subaccount (6/03).............................................. 2006   1.261       1.298            --
                                                                                     2005   1.181       1.261            --
 Travelers Managed Allocation Series: Aggressive Subaccount (5/05).................. 2006   1.099       1.168            --
                                                                                     2005   1.000       1.099            --
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................ 2006   1.029       1.032            --
                                                                                     2005   1.000       1.029            --
 Travelers Managed Allocation Series: Moderate Subaccount (5/05).................... 2006   1.066       1.103            --
                                                                                     2005   1.000       1.066            --
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)......... 2006   1.076       1.122            --
                                                                                     2005   1.000       1.076            --
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)....... 2006   1.046       1.065            --
                                                                                     2005   1.000       1.046            --
 Travelers Mercury Large Cap Core Subaccount (6/03)................................. 2006   1.362       1.445            --
                                                                                     2005   1.237       1.362         8,275
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (6/03)............................ 2006   1.319       1.395            --
                                                                                     2005   1.303       1.319            --
 Travelers MFS(Reg. TM) Total Return Subaccount (5/03).............................. 2006   1.175       1.213            --
                                                                                     2005   1.162       1.175       414,797
 Travelers MFS(Reg. TM) Value Subaccount (5/04)..................................... 2006   1.160       1.253            --
                                                                                     2005   1.110       1.160            --
 Travelers Mondrian International Stock Subaccount (6/03)........................... 2006   1.430       1.641            --
                                                                                     2005   1.329       1.430            --
 Travelers Pioneer Fund Subaccount (6/03)........................................... 2006   1.282       1.359            --
                                                                                     2005   1.231       1.282            --
 Travelers Pioneer Mid Cap Value Subaccount (5/05).................................. 2006   1.049       1.103            --
                                                                                     2005   1.000       1.049        29,525
 Travelers Pioneer Strategic Income Subaccount (5/04)............................... 2006   1.104       1.114            --
                                                                                     2005   1.084       1.104       256,138
 Travelers Quality Bond Subaccount (5/03)........................................... 2006   1.004       0.994            --
                                                                                     2005   1.006       1.004            --
 Travelers Strategic Equity Subaccount (6/03)....................................... 2006   1.239       1.292            --
                                                                                     2005   1.237       1.239            --
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)................... 2006   1.105       1.271            --
                                                                                     2005   1.000       1.105            --
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05).................... 2006   1.107       1.269            --
                                                                                     2005   1.000       1.107            --
 Travelers U.S. Government Securities Subaccount (5/04)............................. 2006   1.071       1.032            --
                                                                                     2005   1.045       1.071        58,157
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)....................... 2014   1.499       1.610            --
                                                                                     2013   1.286       1.499            --
                                                                                     2012   1.183       1.286            --
                                                                                     2011   1.204       1.183            --
                                                                                     2010   1.093       1.204            --
                                                                                     2009   0.906       1.093            --
                                                                                     2008   1.234       0.906            --
                                                                                     2007   1.133       1.234            --
                                                                                     2006   1.071       1.133            --
                                                                                     2005   1.044       1.071            --
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (6/03)................................. 2009   0.926       0.897            --
                                                                                     2008   1.469       0.926       276,809
                                                                                     2007   1.531       1.469       263,811
                                                                                     2006   1.343       1.531       271,595
                                                                                     2005   1.314       1.343       274,762
 Van Kampen LIT Enterprise Subaccount (Class II) (6/03)............................. 2009   0.787       0.806            --

PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.80%
                       (CONTINUED)
                            UNIT      UNIT     NUMBER OF
                           VALUE      VALUE      UNITS
                             AT        AT     OUTSTANDING
                         BEGINNING   END OF       AT
PORTFOLIO NAME    YEAR    OF YEAR     YEAR    END OF YEAR
---------------- ------ ----------- -------- ------------
                 2008   1.408       0.787    --
                 2007   1.275       1.408    --
                 2006   1.216       1.275    --
                 2005   1.147       1.216    --





                            PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.90%
                                                                                      UNIT      UNIT     NUMBER OF
                                                                                     VALUE      VALUE      UNITS
                                                                                       AT        AT     OUTSTANDING
                                                                                   BEGINNING   END OF       AT
PORTFOLIO NAME                                                              YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------- ------ ----------- -------- ------------
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (6/03)........... 2006   1.370       1.336            --
                                                                           2005   1.216       1.370        35,399
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (6/03)................. 2014   2.756       2.766        88,396
                                                                           2013   2.174       2.756       114,915
                                                                           2012   1.808       2.174       121,254
                                                                           2011   2.022       1.808       126,793
                                                                           2010   1.845       2.022       157,186
                                                                           2009   1.321       1.845       172,769
                                                                           2008   2.185       1.321       204,145
                                                                           2007   1.940       2.185       210,779
                                                                           2006   1.641       1.940       146,647
                                                                           2005   1.466       1.641       143,248
 American Funds Growth Subaccount (Class 2) (5/03)........................ 2014   2.288       2.436       283,771
                                                                           2013   1.793       2.288       333,902
                                                                           2012   1.550       1.793       342,877
                                                                           2011   1.650       1.550       395,561
                                                                           2010   1.417       1.650       426,276
                                                                           2009   1.036       1.417       429,541
                                                                           2008   1.885       1.036       445,539
                                                                           2007   1.710       1.885       514,401
                                                                           2006   1.581       1.710       504,212
                                                                           2005   1.387       1.581       564,517
 American Funds Growth-Income Subaccount (Class 2) (5/03)................. 2014   2.051       2.226       385,838
                                                                           2013   1.566       2.051       439,204
                                                                           2012   1.358       1.566       452,685
                                                                           2011   1.410       1.358       490,288
                                                                           2010   1.290       1.410       507,446
                                                                           2009   1.002       1.290       516,444
                                                                           2008   1.643       1.002       513,201
                                                                           2007   1.594       1.643       649,113
                                                                           2006   1.410       1.594       707,159
                                                                           2005   1.358       1.410       701,792
Capital Appreciation Fund
 Capital Appreciation Fund (6/03)......................................... 2006   1.651       1.632            --
                                                                           2005   1.423       1.651        73,672
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (6/03)..................... 2006   1.710       2.225            --
                                                                           2005   1.626       1.710       202,189
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (5/03).............. 2008   1.482       1.417            --
                                                                           2007   1.410       1.482        12,234
                                                                           2006   1.234       1.410        12,531
                                                                           2005   1.205       1.234        18,074
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/03)........ 2008   1.291       1.218            --
                                                                           2007   1.480       1.291        47,624
                                                                           2006   1.454       1.480        46,062
                                                                           2005   1.400       1.454        48,668
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (3/04)....... 2006   1.306       1.419            --
                                                                           2005   1.208       1.306       270,024

                            PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (1/04)................ 2006   1.304       1.452            --
                                                                                      2005   1.206       1.304       145,324
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/03)................ 2014   2.411       2.641        79,972
                                                                                      2013   1.876       2.411        90,252
                                                                                      2012   1.647       1.876        94,011
                                                                                      2011   1.726       1.647        96,023
                                                                                      2010   1.505       1.726       113,857
                                                                                      2009   1.132       1.505       118,205
                                                                                      2008   2.013       1.132       115,194
                                                                                      2007   1.749       2.013       111,923
                                                                                      2006   1.600       1.749       131,043
                                                                                      2005   1.398       1.600       186,067
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (7/03)....... 2014   2.242       2.434         7,281
                                                                                      2013   1.653       2.242        17,411
                                                                                      2012   1.378       1.653        17,417
                                                                                      2011   1.444       1.378        17,424
                                                                                      2010   1.248       1.444        17,432
                                                                                      2009   0.937       1.248        18,215
                                                                                      2008   1.627       0.937        19,824
                                                                                      2007   1.554       1.627        21,562
                                                                                      2006   1.392       1.554        21,537
                                                                                      2005   1.175       1.392        21,852
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/03)............................ 2014   3.343       3.478       160,224
                                                                                      2013   2.508       3.343       181,765
                                                                                      2012   2.231       2.508       189,537
                                                                                      2011   2.551       2.231       191,678
                                                                                      2010   2.022       2.551       200,306
                                                                                      2009   1.475       2.022       203,395
                                                                                      2008   2.489       1.475       212,450
                                                                                      2007   2.199       2.489       223,211
                                                                                      2006   1.994       2.199       246,787
                                                                                      2005   1.722       1.994       270,650
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (6/03)....................... 2006   1.444       1.677            --
                                                                                      2005   1.331       1.444       134,233
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (6/03)................. 2008   3.586       3.259            --
                                                                                      2007   2.838       3.586        89,946
                                                                                      2006   2.258       2.838       272,281
                                                                                      2005   1.806       2.258       158,764
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)............................ 2014   2.326       2.028       487,286
                                                                                      2013   1.928       2.326       519,935
                                                                                      2012   1.662       1.928       561,321
                                                                                      2011   1.895       1.662       743,191
                                                                                      2010   1.782       1.895       771,223
                                                                                      2009   1.325       1.782       611,549
                                                                                      2008   2.266       1.325       683,896
                                                                                      2007   2.000       2.266       750,294
                                                                                      2006   1.678       2.000       719,754
                                                                                      2005   1.553       1.678       597,349
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (6/03)...................... 2006   1.611       1.925            --
                                                                                      2005   1.508       1.611       180,408
High Yield Bond Trust
 High Yield Bond Trust (6/04)........................................................ 2006   1.054       1.077            --
                                                                                      2005   1.060       1.054       173,884
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (6/03)............................. 2006   1.226       1.265            --
                                                                                      2005   1.160       1.226        35,762
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/03)................. 2010   1.571       1.591            --
                                                                                      2009   1.274       1.571         5,292
                                                                                      2008   1.830       1.274         5,292
                                                                                      2007   1.533       1.830         5,292
                                                                                      2006   1.469       1.533         5,292
                                                                                      2005   1.333       1.469         5,292
 Janus Aspen Global Research Subaccount (Service Shares) (6/03)...................... 2008   1.650       1.553            --

                          PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2007   1.538       1.650        16,383
                                                                                  2006   1.329       1.538        17,432
                                                                                  2005   1.283       1.329        17,575
 Janus Aspen Global Technology Subaccount (Service Shares) (5/03)................ 2011   1.949       2.084            --
                                                                                  2010   1.597       1.949        19,441
                                                                                  2009   1.037       1.597        26,671
                                                                                  2008   1.887       1.037        37,056
                                                                                  2007   1.580       1.887         8,316
                                                                                  2006   1.494       1.580        10,628
                                                                                  2005   1.365       1.494         9,055
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (6/03)................................... 2006   1.531       1.714            --
                                                                                  2005   1.501       1.531       146,489
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)....... 2014   2.535       2.994       227,646
                                                                                  2013   1.748       2.535       204,315
                                                                                  2012   1.501       1.748       213,229
                                                                                  2011   1.493       1.501       220,847
                                                                                  2010   1.217       1.493       231,928
                                                                                  2009   0.922       1.217         8,907
                                                                                  2008   1.576       0.922         9,165
                                                                                  2007   1.638       1.576         8,066
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)........... 2014   1.986       1.995            --
                                                                                  2013   1.532       1.986        24,248
                                                                                  2012   1.358       1.532        24,566
                                                                                  2011   1.475       1.358        37,918
                                                                                  2010   1.289       1.475        24,528
                                                                                  2009   1.016       1.289        77,694
                                                                                  2008   1.633       1.016        84,840
                                                                                  2007   1.708       1.633       102,357
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)............ 2014   2.100       2.287         1,470
                                                                                  2013   1.646       2.100         1,473
                                                                                  2012   1.447       1.646         1,477
                                                                                  2011   1.438       1.447         1,482
                                                                                  2010   1.301       1.438         1,488
                                                                                  2009   1.086       1.301         1,494
                                                                                  2008   1.566       1.086         1,875
                                                                                  2007   1.515       1.566         6,361
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)........ 2014   2.024       2.264        15,251
                                                                                  2013   1.496       2.024        15,848
                                                                                  2012   1.267       1.496        17,007
                                                                                  2011   1.300       1.267        19,332
                                                                                  2010   1.206       1.300        21,613
                                                                                  2009   0.863       1.206        22,338
                                                                                  2008   1.403       0.863        23,159
                                                                                  2007   1.405       1.403        22,877
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (6/03)......... 2014   2.156       2.363         5,221
                                                                                  2013   1.660       2.156         5,226
                                                                                  2012   1.453       1.660         5,231
                                                                                  2011   1.410       1.453        21,494
                                                                                  2010   1.313       1.410        21,501
                                                                                  2009   1.075       1.313        21,509
                                                                                  2008   1.702       1.075        23,077
                                                                                  2007   1.670       1.702        23,090
                                                                                  2006   1.439       1.670        24,210
                                                                                  2005   1.377       1.439        24,228
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (6/03)........ 2014   3.334       3.405        18,855
                                                                                  2013   2.311       3.334        22,508
                                                                                  2012   1.972       2.311        23,618
                                                                                  2011   1.983       1.972        24,457
                                                                                  2010   1.614       1.983        25,443
                                                                                  2009   1.152       1.614        25,645
                                                                                  2008   1.981       1.152        25,709
                                                                                  2007   1.835       1.981        26,140
                                                                                  2006   1.659       1.835        47,191
                                                                                  2005   1.611       1.659        74,741
 LMPVET Equity Index Subaccount (Class II) (5/03)................................ 2009   0.954       0.928            --

                         PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2008   1.556       0.954        18,184
                                                                                2007   1.511       1.556        25,441
                                                                                2006   1.338       1.511        23,258
                                                                                2005   1.308       1.338        34,710
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (11/03)....... 2011   0.965       0.952            --
                                                                                2010   0.900       0.965        57,769
                                                                                2009   0.781       0.900        52,805
                                                                                2008   1.010       0.781        50,518
                                                                                2007   1.016       1.010        56,875
                                                                                2006   0.995       1.016        56,262
                                                                                2005   0.990       0.995        42,054
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (6/03).................................... 2007   1.644       1.723            --
                                                                                2006   1.419       1.644        30,087
                                                                                2005   1.390       1.419        30,277
 LMPVPI Large Cap Growth Subaccount (Class I) (6/03)........................... 2007   1.359       1.414            --
                                                                                2006   1.329       1.359        39,283
                                                                                2005   1.287       1.329        42,873
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (6/03)......................... 2007   1.598       1.653            --
                                                                                2006   1.467       1.598         9,643
                                                                                2005   1.360       1.467        13,282
 LMPVPII Growth and Income Subaccount (Class I) (7/03)......................... 2007   1.462       1.526            --
                                                                                2006   1.326       1.462         6,372
                                                                                2005   1.304       1.326         6,384
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (6/03).................... 2007   1.598       1.659            --
                                                                                2006   1.389       1.598       225,945
                                                                                2005   1.371       1.389       216,663
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03)........................ 2007   1.787       1.967            --
                                                                                2006   1.623       1.787       391,998
                                                                                2005   1.528       1.623       408,796
Managed Assets Trust
 Managed Assets Trust (5/04)................................................... 2006   1.079       1.112            --
                                                                                2005   1.059       1.079        56,421
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)................... 2008   1.763       1.698            --
                                                                                2007   1.695       1.763       130,832
                                                                                2006   1.783       1.695       139,842
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *....................... 2014   2.003       2.034       189,357
                                                                                2013   1.857       2.003       252,850
                                                                                2012   1.619       1.857       265,021
                                                                                2011   1.608       1.619       256,643
                                                                                2010   1.410       1.608       269,070
                                                                                2009   0.975       1.410       267,016
                                                                                2008   1.310       0.975       291,458
                                                                                2007   1.299       1.310       372,403
                                                                                2006   1.235       1.299       200,119
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)................... 2014   1.035       1.155       183,688
                                                                                2013   1.017       1.035       216,297
                                                                                2012   0.821       1.017       214,654
                                                                                2011   0.883       0.821       234,740
                                                                                2010   0.774       0.883       239,136
                                                                                2009   0.584       0.774       256,773
                                                                                2008   1.018       0.584       245,856
                                                                                2007   1.218       1.018       249,935
                                                                                2006   1.003       1.218       331,068
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)............. 2014   2.560       2.663            --

                       PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                       UNIT      UNIT     NUMBER OF
                                                                                      VALUE      VALUE      UNITS
                                                                                        AT        AT     OUTSTANDING
                                                                                    BEGINNING   END OF       AT
PORTFOLIO NAME                                                               YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                            2013   2.020       2.560       214,706
                                                                            2012   1.677       2.020       222,456
                                                                            2011   1.844       1.677       231,540
                                                                            2010   1.713       1.844       241,815
                                                                            2009   1.219       1.713        32,572
                                                                            2008   2.137       1.219        29,436
                                                                            2007   1.670       2.137        31,724
                                                                            2006   1.632       1.670        47,512
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)............ 2014   2.655       2.982       248,390
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *........... 2014   2.645       2.452        85,675
                                                                            2013   2.061       2.645        79,802
                                                                            2012   1.622       2.061        86,269
                                                                            2011   1.922       1.622        96,070
                                                                            2010   1.679       1.922       122,803
                                                                            2009   1.101       1.679       120,299
                                                                            2008   1.893       1.101       122,551
                                                                            2007   1.946       1.893       116,121
                                                                            2006   1.769       1.946        97,479
 MIST Invesco Comstock Subaccount (Class B) (5/09)......................... 2014   2.137       2.292       359,674
                                                                            2013   1.609       2.137       104,453
                                                                            2012   1.384       1.609       113,050
                                                                            2011   1.431       1.384       129,315
                                                                            2010   1.270       1.431       140,257
                                                                            2009   1.020       1.270       146,058
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *.................. 2014   1.318       1.418       213,196
                                                                            2013   1.031       1.318       304,711
                                                                            2012   0.916       1.031       328,300
                                                                            2011   0.970       0.916       357,512
                                                                            2010   0.787       0.970       383,287
                                                                            2009   0.634       0.787       406,623
                                                                            2008   1.056       0.634       433,837
                                                                            2007   1.070       1.056       513,293
                                                                            2006   0.964       1.070            --
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................. 2014   2.112       2.241            --
                                                                            2013   1.531       2.112         8,855
                                                                            2012   1.317       1.531         8,855
                                                                            2011   1.354       1.317         8,855
                                                                            2010   1.091       1.354         8,855
                                                                            2009   0.828       1.091         8,855
                                                                            2008   1.375       0.828         8,855
                                                                            2007   1.258       1.375        11,125
                                                                            2006   1.270       1.258            --
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................. 2014   1.868       1.918            --
                                                                            2013   1.429       1.868            --
                                                                            2012   1.259       1.429            --
                                                                            2011   1.428       1.259            --
                                                                            2010   1.217       1.428            --
                                                                            2009   0.961       1.217            --
                                                                            2008   1.310       0.961            --
                                                                            2007   1.348       1.310            --
                                                                            2006   1.268       1.348            --
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)....... 2009   0.898       0.887            --
                                                                            2008   1.224       0.898        92,628
                                                                            2007   1.173       1.224        96,733
                                                                            2006   1.112       1.173        94,524
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)............... 2014   1.979       2.041        50,125
                                                                            2013   1.864       1.979        88,510
                                                                            2012   1.679       1.864        93,232
                                                                            2011   1.632       1.679        93,259
                                                                            2010   1.470       1.632        89,883
                                                                            2009   1.093       1.470        96,857
                                                                            2008   1.365       1.093       138,936
                                                                            2007   1.302       1.365       156,666
                                                                            2006   1.245       1.302       101,091
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............. 2009   0.884       0.839            --

                        PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2008   1.570       0.884        45,161
                                                                               2007   1.430       1.570        44,779
                                                                               2006   1.451       1.430        51,879
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)................ 2014   1.230       1.268            --
                                                                               2013   0.968       1.230            --
                                                                               2012   0.845       0.968            --
                                                                               2011   0.990       0.845            --
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................... 2014   1.319       1.316       557,492
                                                                               2013   1.015       1.319       594,058
                                                                               2012   0.877       1.015       618,577
                                                                               2011   0.982       0.877       632,610
                                                                               2010   0.835       0.982       656,664
                                                                               2009   0.673       0.835       346,350
                                                                               2008   0.977       0.673       347,795
                                                                               2007   1.027       0.977       440,600
                                                                               2006   1.003       1.027       375,519
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)........ 2014   2.603       2.388       218,248
                                                                               2013   2.792       2.603        65,443
                                                                               2012   2.394       2.792        63,066
                                                                               2011   3.001       2.394        76,518
                                                                               2010   2.473       3.001        83,163
                                                                               2009   1.492       2.473        80,060
                                                                               2008   3.264       1.492        85,170
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2014   2.144       1.957       148,167
                                                                               2013   1.832       2.144       222,708
                                                                               2012   1.600       1.832       241,788
                                                                               2011   1.826       1.600       282,332
                                                                               2010   1.671       1.826       283,229
                                                                               2009   1.294       1.671       291,236
                                                                               2008   2.289       1.294       351,642
                                                                               2007   2.184       2.289        13,979
 MIST MLA Mid Cap Subaccount (Class A) (4/08)................................. 2013   1.678       1.817            --
                                                                               2012   1.620       1.678       104,126
                                                                               2011   1.740       1.620       104,576
                                                                               2010   1.439       1.740       106,259
                                                                               2009   1.069       1.439       109,538
                                                                               2008   1.695       1.069       123,239
 MIST MLA Mid Cap Subaccount (Class B) (4/07)................................. 2013   1.050       1.136            --
                                                                               2012   1.016       1.050       401,086
                                                                               2011   1.093       1.016       442,557
                                                                               2010   0.907       1.093       705,602
                                                                               2009   0.676       0.907       708,664
                                                                               2008   1.117       0.676       773,187
                                                                               2007   1.263       1.117            --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *................. 2014   1.326       1.329       194,057
                                                                               2013   1.063       1.326       291,705
                                                                               2012   0.894       1.063       308,735
                                                                               2011   0.995       0.894       308,590
                                                                               2010   0.875       0.995       314,154
                                                                               2009   0.638       0.875       350,744
                                                                               2008   1.094       0.638       349,133
                                                                               2007   1.049       1.094       361,804
                                                                               2006   0.996       1.049     1,272,556
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *............ 2014   1.411       1.429       233,477
                                                                               2013   1.580       1.411       201,191
                                                                               2012   1.473       1.580       168,276
                                                                               2011   1.347       1.473       182,335
                                                                               2010   1.271       1.347       198,350
                                                                               2009   1.094       1.271       222,343
                                                                               2008   1.194       1.094       233,304
                                                                               2007   1.130       1.194       219,448
 MIST PIMCO Total Return Subaccount (Class B) (5/09).......................... 2014   1.491       1.525       805,397
                                                                               2013   1.550       1.491       985,812
                                                                               2012   1.446       1.550     1,255,619
                                                                               2011   1.428       1.446     1,493,523
                                                                               2010   1.345       1.428       470,577
                                                                               2009   1.210       1.345       518,620

                      PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2014   1.915       2.088            --
                                                                          2013   1.466       1.915            --
                                                                          2012   1.351       1.466            --
                                                                          2011   1.443       1.351            --
                                                                          2010   1.265       1.443            --
                                                                          2009   1.041       1.265            --
                                                                          2008   1.580       1.041         6,162
                                                                          2007   1.533       1.580        13,666
                                                                          2006   1.429       1.533        13,890
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.158       1.277            --
                                                                          2006   1.102       1.158            --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2014   1.679       1.723       104,448
                                                                          2013   1.685       1.679       114,042
                                                                          2012   1.539       1.685       108,736
                                                                          2011   1.514       1.539       112,531
                                                                          2010   1.375       1.514       118,713
                                                                          2009   1.053       1.375       188,447
                                                                          2008   1.202       1.053       116,533
                                                                          2007   1.149       1.202       142,637
                                                                          2006   1.112       1.149       151,320
 MIST RCM Technology Subaccount (Class B) (5/11)......................... 2013   1.842       1.923            --
                                                                          2012   1.674       1.842        17,565
                                                                          2011   2.076       1.674        18,734
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2014   1.309       1.455       348,699
                                                                          2013   0.997       1.309       419,690
                                                                          2012   0.862       0.997       437,276
                                                                          2011   0.915       0.862       521,650
                                                                          2010   0.797       0.915       543,344
                                                                          2009   0.686       0.797       560,177
                                                                          2008   1.097       0.686       557,303
                                                                          2007   1.075       1.097       618,382
                                                                          2006   1.001       1.075       308,607
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2014   1.998       2.175         1,911
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)................. 2007   1.624       1.701            --
                                                                          2006   1.537       1.624       346,226
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)................. 2014   1.943       2.166        62,450
                                                                          2013   1.476       1.943       107,990
                                                                          2012   1.326       1.476       111,711
                                                                          2011   1.348       1.326       133,937
                                                                          2010   1.220       1.348       151,467
                                                                          2009   1.043       1.220       151,193
                                                                          2008   1.696       1.043       134,254
                                                                          2007   1.687       1.696       117,976
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)................... 2014   1.273       1.338        40,216
                                                                          2013   1.308       1.273        34,439
                                                                          2012   1.239       1.308        34,891
                                                                          2011   1.185       1.239        41,994
                                                                          2010   1.115       1.185        58,853
                                                                          2009   1.038       1.115        72,969
                                                                          2008   1.096       1.038        69,083
                                                                          2007   1.051       1.096        82,096
                                                                          2006   1.013       1.051        48,424
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09).......... 2014   1.588       1.697        82,369
                                                                          2013   1.206       1.588        84,844
                                                                          2012   1.075       1.206        84,562
                                                                          2011   1.203       1.075       117,817
                                                                          2010   1.023       1.203       120,001
                                                                          2009   0.814       1.023       123,634
 MSF BlackRock Money Market Subaccount (Class A) (4/06).................. 2014   0.970       0.951       682,303

                    PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                  UNIT      UNIT     NUMBER OF
                                                                                 VALUE      VALUE      UNITS
                                                                                   AT        AT     OUTSTANDING
                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                          YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                       2013   0.988       0.970       915,161
                                                                       2012   1.007       0.988     1,028,030
                                                                       2011   1.027       1.007     1,353,079
                                                                       2010   1.046       1.027     1,614,808
                                                                       2009   1.062       1.046     2,112,368
                                                                       2008   1.052       1.062     2,195,577
                                                                       2007   1.021       1.052     2,971,678
                                                                       2006   1.000       1.021       615,879
 MSF FI Large Cap Subaccount (Class A) (4/06)......................... 2009   0.760       0.792            --
                                                                       2008   1.404       0.760        76,623
                                                                       2007   1.377       1.404        76,123
                                                                       2006   1.361       1.377        78,767
 MSF FI Value Leaders Subaccount (Class D) (4/06)..................... 2013   1.252       1.377            --
                                                                       2012   1.103       1.252       126,107
                                                                       2011   1.199       1.103       155,023
                                                                       2010   1.068       1.199       163,036
                                                                       2009   0.894       1.068       168,997
                                                                       2008   1.494       0.894       203,824
                                                                       2007   1.463       1.494       210,006
                                                                       2006   1.429       1.463       239,210
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06).............. 2014   2.088       2.275        14,286
                                                                       2013   1.605       2.088        19,850
                                                                       2012   1.475       1.605        22,546
                                                                       2011   1.552       1.475        23,306
                                                                       2010   1.373       1.552        46,805
                                                                       2009   0.938       1.373        54,928
                                                                       2008   1.762       0.938        55,250
                                                                       2007   1.491       1.762        50,930
                                                                       2006   1.531       1.491        50,822
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)........ 2011   0.917       0.993            --
                                                                       2010   0.808       0.917            --
                                                                       2009   0.626       0.808            --
                                                                       2008   1.072       0.626            --
                                                                       2007   1.058       1.072            --
                                                                       2006   1.002       1.058            --
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).......... 2014   1.284       1.316            --
                                                                       2013   1.255       1.284            --
                                                                       2012   1.171       1.255            --
                                                                       2011   1.156       1.171            --
                                                                       2010   1.071       1.156            --
                                                                       2009   0.905       1.071         9,273
                                                                       2008   1.078       0.905            --
                                                                       2007   1.041       1.078        14,445
                                                                       2006   1.001       1.041         8,936
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).......... 2014   1.298       1.336       309,169
                                                                       2013   1.193       1.298        15,192
                                                                       2012   1.091       1.193        75,851
                                                                       2011   1.100       1.091        82,108
                                                                       2010   1.005       1.100        66,953
                                                                       2009   0.828       1.005        66,992
                                                                       2008   1.077       0.828         8,645
                                                                       2007   1.047       1.077         8,685
                                                                       2006   1.002       1.047            --
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).......... 2014   1.294       1.334     2,022,934
                                                                       2013   1.118       1.294       678,453
                                                                       2012   1.006       1.118       695,184
                                                                       2011   1.040       1.006       714,339
                                                                       2010   0.937       1.040       735,217
                                                                       2009   0.754       0.937       405,566
                                                                       2008   1.077       0.754       405,349
                                                                       2007   1.052       1.077       410,442
                                                                       2006   1.002       1.052       323,255
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).......... 2014   1.274       1.316     1,963,365

                          PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2013   1.045       1.274        24,096
                                                                                   2012   0.923       1.045        45,918
                                                                                   2011   0.978       0.923        45,998
                                                                                   2010   0.869       0.978        46,086
                                                                                   2009   0.686       0.869        46,180
                                                                                   2008   1.077       0.686        46,279
                                                                                   2007   1.057       1.077        46,364
                                                                                   2006   1.002       1.057        46,438
 MSF MetLife Stock Index Subaccount (Class B) (5/09).............................. 2014   1.458       1.618        72,057
                                                                                   2013   1.129       1.458        81,021
                                                                                   2012   0.997       1.129       131,415
                                                                                   2011   0.999       0.997       188,966
                                                                                   2010   0.890       0.999       225,288
                                                                                   2009   0.725       0.890       227,845
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)........................ 2014   1.700       1.809       443,650
                                                                                   2013   1.459       1.700       570,233
                                                                                   2012   1.336       1.459       573,349
                                                                                   2011   1.332       1.336       593,385
                                                                                   2010   1.236       1.332       630,367
                                                                                   2009   1.064       1.236       641,950
                                                                                   2008   1.396       1.064       738,016
                                                                                   2007   1.366       1.396       854,330
                                                                                   2006   1.280       1.366       826,721
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)............................... 2014   1.885       2.049       137,618
                                                                                   2013   1.415       1.885       166,938
                                                                                   2012   1.237       1.415        73,379
                                                                                   2011   1.250       1.237        94,515
                                                                                   2010   1.143       1.250        96,080
                                                                                   2009   0.964       1.143        95,781
                                                                                   2008   1.456       0.964       156,687
                                                                                   2007   1.379       1.456       178,966
                                                                                   2006   1.251       1.379       169,561
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)......................... 2014   2.280       2.238        82,452
                                                                                   2013   1.830       2.280       100,090
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)......................... 2014   1.424       1.393       217,273
                                                                                   2013   1.144       1.424       369,840
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................... 2014   1.604       1.712        27,324
                                                                                   2013   1.178       1.604        42,203
                                                                                   2012   1.012       1.178       267,091
                                                                                   2011   1.045       1.012       236,797
                                                                                   2010   0.912       1.045       409,259
                                                                                   2009   0.650       0.912       386,369
                                                                                   2008   1.142       0.650       398,832
                                                                                   2007   1.067       1.142        49,390
                                                                                   2006   0.998       1.067        48,934
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................... 2014   2.265       2.370        50,957
                                                                                   2013   1.601       2.265        60,388
                                                                                   2012   1.408       1.601        63,621
                                                                                   2011   1.414       1.408        67,943
                                                                                   2010   1.070       1.414       117,116
                                                                                   2009   0.787       1.070        92,216
                                                                                   2008   1.200       0.787        93,582
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2007   1.142       1.184            --
                                                                                   2006   1.077       1.142       192,615
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2014   1.169       1.181       269,756
                                                                                   2013   1.198       1.169       260,593
                                                                                   2012   1.180       1.198       259,491
                                                                                   2011   1.138       1.180       271,196
                                                                                   2010   1.094       1.138       286,755
                                                                                   2009   1.068       1.094       283,503
                                                                                   2008   1.090       1.068       290,305
                                                                                   2007   1.063       1.090       345,363
                                                                                   2006   1.030       1.063       345,799
 MSF WMC Balanced Subaccount (Class A) (5/09)..................................... 2014   1.491       1.617        13,184

                           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                                UNIT      UNIT     NUMBER OF
                                                                                               VALUE      VALUE      UNITS
                                                                                                 AT        AT     OUTSTANDING
                                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                                        YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                                     2013   1.260       1.491       191,056
                                                                                     2012   1.143       1.260       205,757
                                                                                     2011   1.122       1.143       221,587
                                                                                     2010   1.043       1.122       240,250
                                                                                     2009   0.901       1.043        61,631
 MSF WMC Core Equity Opportunities Subaccount (Class A) (4/08)...................... 2014   1.693       1.837         8,178
                                                                                     2013   1.290       1.693         8,305
                                                                                     2012   1.165       1.290         8,997
                                                                                     2011   1.238       1.165         9,267
                                                                                     2010   1.126       1.238        10,866
                                                                                     2009   0.870       1.126         8,553
                                                                                     2008   1.412       0.870         3,925
Money Market Portfolio
 Money Market Subaccount (5/03)..................................................... 2006   0.993       1.000            --
                                                                                     2005   0.983       0.993       972,281
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (6/04)..................... 2006   1.090       1.151            --
                                                                                     2005   1.051       1.090        87,788
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (6/03)..................... 2007   1.104       1.125            --
                                                                                     2006   1.118       1.104       223,213
                                                                                     2005   1.116       1.118       228,182
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/03).................... 2009   1.169       1.206            --
                                                                                     2008   1.137       1.169       491,882
                                                                                     2007   1.065       1.137       466,737
                                                                                     2006   1.046       1.065       501,044
                                                                                     2005   1.040       1.046       503,978
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/03)........................ 2007   2.030       2.196            --
                                                                                     2006   1.620       2.030         8,259
                                                                                     2005   1.471       1.620         9,292
 Putnam VT Small Cap Value Subaccount (Class IB) (5/03)............................. 2007   2.135       2.278            --
                                                                                     2006   1.855       2.135       131,765
                                                                                     2005   1.767       1.855       135,336
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/03)............................... 2006   1.364       1.451            --
                                                                                     2005   1.278       1.364        60,357
 Travelers Convertible Securities Subaccount (6/03)................................. 2006   1.169       1.245            --
                                                                                     2005   1.187       1.169       103,499
 Travelers Disciplined Mid Cap Stock Subaccount (6/03).............................. 2006   1.634       1.783            --
                                                                                     2005   1.482       1.634       136,409
 Travelers Equity Income Subaccount (5/03).......................................... 2006   1.362       1.429            --
                                                                                     2005   1.328       1.362       269,091
 Travelers Federated High Yield Subaccount (5/03)................................... 2006   1.206       1.235            --
                                                                                     2005   1.198       1.206       184,510
 Travelers Federated Stock Subaccount (6/03)........................................ 2006   1.399       1.448            --
                                                                                     2005   1.354       1.399        52,115
 Travelers Large Cap Subaccount (6/03).............................................. 2006   1.322       1.361            --
                                                                                     2005   1.240       1.322        18,281
 Travelers Managed Allocation Series: Aggressive Subaccount (5/05).................. 2006   1.098       1.166            --
                                                                                     2005   1.000       1.098            --
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................ 2006   1.028       1.031            --
                                                                                     2005   1.000       1.028            --
 Travelers Managed Allocation Series: Moderate Subaccount (5/05).................... 2006   1.065       1.102            --
                                                                                     2005   1.000       1.065       277,545
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)......... 2006   1.076       1.121            --
                                                                                     2005   1.000       1.076        41,561
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)....... 2006   1.045       1.064            --
                                                                                     2005   1.000       1.045            --

                      PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 Travelers Mercury Large Cap Core Subaccount (6/03)...................... 2006   1.449       1.537            --
                                                                          2005   1.318       1.449       164,685
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (6/03)................. 2006   1.448       1.531            --
                                                                          2005   1.432       1.448        65,372
 Travelers MFS(Reg. TM) Total Return Subaccount (5/03)................... 2006   1.241       1.280            --
                                                                          2005   1.229       1.241       769,703
 Travelers MFS(Reg. TM) Value Subaccount (5/04).......................... 2006   1.158       1.251            --
                                                                          2005   1.109       1.158       305,624
 Travelers Mondrian International Stock Subaccount (6/03)................ 2006   1.542       1.769            --
                                                                          2005   1.435       1.542       104,848
 Travelers Pioneer Fund Subaccount (6/03)................................ 2006   1.348       1.429            --
                                                                          2005   1.296       1.348        19,121
 Travelers Pioneer Mid Cap Value Subaccount (5/05)....................... 2006   1.048       1.102            --
                                                                          2005   1.000       1.048            --
 Travelers Pioneer Strategic Income Subaccount (5/04).................... 2006   1.102       1.112            --
                                                                          2005   1.083       1.102       141,342
 Travelers Quality Bond Subaccount (5/03)................................ 2006   1.024       1.013            --
                                                                          2005   1.027       1.024        85,318
 Travelers Strategic Equity Subaccount (6/03)............................ 2006   1.327       1.384            --
                                                                          2005   1.326       1.327        71,060
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)........ 2006   1.105       1.270            --
                                                                          2005   1.000       1.105            --
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05)......... 2006   1.106       1.268            --
                                                                          2005   1.000       1.106            --
 Travelers U.S. Government Securities Subaccount (5/04).................. 2006   1.069       1.030            --
                                                                          2005   1.044       1.069       328,334
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)............ 2014   1.485       1.592         4,452
                                                                          2013   1.275       1.485         4,459
                                                                          2012   1.174       1.275         4,467
                                                                          2011   1.196       1.174        25,974
                                                                          2010   1.087       1.196        25,984
                                                                          2009   0.902       1.087        25,995
                                                                          2008   1.229       0.902        26,007
                                                                          2007   1.130       1.229        26,018
                                                                          2006   1.069       1.130        26,028
                                                                          2005   1.044       1.069        26,039
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (6/03)...................... 2009   1.018       0.986            --
                                                                          2008   1.616       1.018       146,461
                                                                          2007   1.686       1.616       149,875
                                                                          2006   1.481       1.686       183,954
                                                                          2005   1.450       1.481       316,526
 Van Kampen LIT Enterprise Subaccount (Class II) (6/03).................. 2009   0.825       0.844            --
                                                                          2008   1.477       0.825         8,402
                                                                          2007   1.338       1.477         8,417
                                                                          2006   1.278       1.338         8,430
                                                                          2005   1.207       1.278         8,446




                           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.95%
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (6/03)........ 2006   1.368       1.333            --
                                                                        2005   1.215       1.368     1,446,650

                            PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (6/03)............................ 2014   2.741       2.750      1,800,566
                                                                                      2013   2.163       2.741      2,468,217
                                                                                      2012   1.800       2.163      2,957,074
                                                                                      2011   2.015       1.800      3,741,951
                                                                                      2010   1.838       2.015      4,333,180
                                                                                      2009   1.317       1.838      4,868,172
                                                                                      2008   2.180       1.317      5,404,627
                                                                                      2007   1.936       2.180      5,665,061
                                                                                      2006   1.639       1.936      5,578,621
                                                                                      2005   1.465       1.639      5,335,014
 American Funds Growth Subaccount (Class 2) (5/03)................................... 2014   2.276       2.422      4,775,079
                                                                                      2013   1.784       2.276      6,483,424
                                                                                      2012   1.543       1.784      8,211,577
                                                                                      2011   1.644       1.543     10,177,776
                                                                                      2010   1.412       1.644     11,683,994
                                                                                      2009   1.033       1.412     12,695,260
                                                                                      2008   1.880       1.033     13,871,335
                                                                                      2007   1.707       1.880     15,423,879
                                                                                      2006   1.579       1.707     17,191,152
                                                                                      2005   1.385       1.579     17,962,097
 American Funds Growth-Income Subaccount (Class 2) (5/03)............................ 2014   2.040       2.213      4,868,958
                                                                                      2013   1.558       2.040      6,600,566
                                                                                      2012   1.352       1.558      8,146,265
                                                                                      2011   1.405       1.352      9,752,589
                                                                                      2010   1.285       1.405     11,084,770
                                                                                      2009   0.999       1.285     11,885,667
                                                                                      2008   1.639       0.999     12,953,306
                                                                                      2007   1.591       1.639     14,587,559
                                                                                      2006   1.408       1.591     16,216,918
                                                                                      2005   1.357       1.408     16,265,299
Capital Appreciation Fund
 Capital Appreciation Fund (6/03).................................................... 2006   1.649       1.629             --
                                                                                      2005   1.422       1.649      2,224,227
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (6/03)................................ 2006   1.707       2.221             --
                                                                                      2005   1.624       1.707      3,331,967
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (5/03)......................... 2008   1.478       1.413             --
                                                                                      2007   1.407       1.478      1,311,793
                                                                                      2006   1.232       1.407      1,362,149
                                                                                      2005   1.204       1.232      1,372,248
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/03)................... 2008   1.288       1.215             --
                                                                                      2007   1.477       1.288      2,799,760
                                                                                      2006   1.451       1.477      3,048,205
                                                                                      2005   1.399       1.451      3,282,760
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (3/04).................. 2006   1.305       1.417             --
                                                                                      2005   1.208       1.305      2,680,327
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (1/04)................ 2006   1.302       1.450             --
                                                                                      2005   1.206       1.302      2,383,154
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/03)................ 2014   2.398       2.625      2,870,748
                                                                                      2013   1.867       2.398      3,619,817
                                                                                      2012   1.639       1.867      4,499,662
                                                                                      2011   1.719       1.639      4,989,150
                                                                                      2010   1.499       1.719      5,014,550
                                                                                      2009   1.129       1.499      5,523,778
                                                                                      2008   2.008       1.129      5,825,507
                                                                                      2007   1.746       2.008      6,462,397
                                                                                      2006   1.598       1.746      6,331,967
                                                                                      2005   1.396       1.598      5,954,325
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (7/03)....... 2014   2.230       2.420        124,480

                       PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                       UNIT      UNIT     NUMBER OF
                                                                                      VALUE      VALUE      UNITS
                                                                                        AT        AT     OUTSTANDING
                                                                                    BEGINNING   END OF       AT
PORTFOLIO NAME                                                               YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                            2013   1.645       2.230       128,911
                                                                            2012   1.372       1.645       145,068
                                                                            2011   1.439       1.372       217,054
                                                                            2010   1.243       1.439       226,393
                                                                            2009   0.934       1.243       288,727
                                                                            2008   1.623       0.934       332,581
                                                                            2007   1.551       1.623       492,092
                                                                            2006   1.390       1.551       538,482
                                                                            2005   1.174       1.390       533,752
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/03).................. 2014   3.325       3.458     2,331,665
                                                                            2013   2.495       3.325     3,068,510
                                                                            2012   2.221       2.495     3,454,654
                                                                            2011   2.541       2.221     3,847,556
                                                                            2010   2.015       2.541     4,088,893
                                                                            2009   1.470       2.015     4,232,935
                                                                            2008   2.483       1.470     4,728,413
                                                                            2007   2.195       2.483     5,530,751
                                                                            2006   1.991       2.195     5,997,264
                                                                            2005   1.720       1.991     5,952,503
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (6/03)............. 2006   1.442       1.674            --
                                                                            2005   1.330       1.442     2,847,614
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (6/03)....... 2008   3.577       3.251            --
                                                                            2007   2.833       3.577     2,398,451
                                                                            2006   2.255       2.833     2,284,035
                                                                            2005   1.804       2.255     2,302,402
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03).................. 2014   2.314       2.016       902,360
                                                                            2013   1.918       2.314     1,334,077
                                                                            2012   1.655       1.918     1,686,139
                                                                            2011   1.888       1.655     1,916,960
                                                                            2010   1.776       1.888     2,137,164
                                                                            2009   1.321       1.776     2,311,954
                                                                            2008   2.260       1.321     2,701,843
                                                                            2007   1.996       2.260     3,144,559
                                                                            2006   1.676       1.996     3,558,027
                                                                            2005   1.551       1.676     3,434,860
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (6/03)............ 2006   1.608       1.921            --
                                                                            2005   1.506       1.608     3,527,801
High Yield Bond Trust
 High Yield Bond Trust (6/04).............................................. 2006   1.053       1.076            --
                                                                            2005   1.060       1.053     1,912,567
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (6/03)................... 2006   1.224       1.263            --
                                                                            2005   1.159       1.224       612,964
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/03)....... 2010   1.566       1.586            --
                                                                            2009   1.271       1.566       169,163
                                                                            2008   1.826       1.271       189,123
                                                                            2007   1.530       1.826       208,854
                                                                            2006   1.467       1.530       239,090
                                                                            2005   1.332       1.467       238,123
 Janus Aspen Global Research Subaccount (Service Shares) (6/03)............ 2008   1.646       1.549            --
                                                                            2007   1.535       1.646       221,329
                                                                            2006   1.327       1.535       205,531
                                                                            2005   1.282       1.327       201,037
 Janus Aspen Global Technology Subaccount (Service Shares) (5/03).......... 2011   1.941       2.076            --
                                                                            2010   1.591       1.941       394,001
                                                                            2009   1.034       1.591       433,865
                                                                            2008   1.882       1.034       449,483
                                                                            2007   1.577       1.882       631,363
                                                                            2006   1.492       1.577       529,080
                                                                            2005   1.363       1.492       462,793
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (6/03)............................. 2006   1.529       1.711            --
                                                                            2005   1.499       1.529     1,784,289
Legg Mason Partners Variable Equity Trust

                          PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)....... 2014   2.521       2.977       713,224
                                                                                  2013   1.739       2.521     1,065,612
                                                                                  2012   1.494       1.739     1,300,527
                                                                                  2011   1.487       1.494     1,538,411
                                                                                  2010   1.213       1.487     1,640,305
                                                                                  2009   0.919       1.213     1,809,729
                                                                                  2008   1.573       0.919     1,977,925
                                                                                  2007   1.635       1.573     2,331,348
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)........... 2014   1.976       1.984            --
                                                                                  2013   1.524       1.976       673,522
                                                                                  2012   1.352       1.524       901,294
                                                                                  2011   1.470       1.352     1,190,370
                                                                                  2010   1.285       1.470     1,288,932
                                                                                  2009   1.013       1.285     1,386,700
                                                                                  2008   1.629       1.013     1,575,642
                                                                                  2007   1.705       1.629     1,681,030
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)............ 2014   2.089       2.274       304,062
                                                                                  2013   1.638       2.089       340,267
                                                                                  2012   1.441       1.638       392,276
                                                                                  2011   1.432       1.441       444,641
                                                                                  2010   1.297       1.432       560,985
                                                                                  2009   1.083       1.297       590,811
                                                                                  2008   1.562       1.083       643,680
                                                                                  2007   1.512       1.562     1,003,788
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)........ 2014   2.013       2.250       680,079
                                                                                  2013   1.489       2.013       832,178
                                                                                  2012   1.262       1.489     1,059,401
                                                                                  2011   1.295       1.262       992,349
                                                                                  2010   1.202       1.295     1,017,034
                                                                                  2009   0.861       1.202     1,091,310
                                                                                  2008   1.400       0.861     1,196,640
                                                                                  2007   1.402       1.400     1,360,637
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (6/03)......... 2014   2.145       2.349       332,886
                                                                                  2013   1.652       2.145       424,617
                                                                                  2012   1.446       1.652       501,156
                                                                                  2011   1.405       1.446       600,032
                                                                                  2010   1.309       1.405       625,364
                                                                                  2009   1.072       1.309       973,978
                                                                                  2008   1.698       1.072     1,117,359
                                                                                  2007   1.667       1.698     1,529,895
                                                                                  2006   1.437       1.667     1,560,295
                                                                                  2005   1.375       1.437     1,552,486
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (6/03)........ 2014   3.316       3.385       613,051
                                                                                  2013   2.300       3.316       821,824
                                                                                  2012   1.964       2.300       917,913
                                                                                  2011   1.975       1.964     1,076,192
                                                                                  2010   1.609       1.975     1,226,161
                                                                                  2009   1.149       1.609     1,376,679
                                                                                  2008   1.976       1.149     1,489,595
                                                                                  2007   1.832       1.976     1,684,545
                                                                                  2006   1.656       1.832     1,826,602
                                                                                  2005   1.610       1.656     1,928,545
 LMPVET Equity Index Subaccount (Class II) (5/03)................................ 2009   0.951       0.925            --
                                                                                  2008   1.552       0.951     5,355,007
                                                                                  2007   1.508       1.552     5,682,514
                                                                                  2006   1.336       1.508     5,973,584
                                                                                  2005   1.307       1.336     6,322,261
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (11/03)......... 2011   0.961       0.949            --
                                                                                  2010   0.897       0.961       873,546
                                                                                  2009   0.779       0.897       919,204
                                                                                  2008   1.008       0.779     1,272,283
                                                                                  2007   1.015       1.008     1,473,388
                                                                                  2006   0.994       1.015     1,554,625
                                                                                  2005   0.990       0.994     1,581,560
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (6/03)...................................... 2007   1.641       1.720            --

                      PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2006   1.417       1.641     1,628,476
                                                                          2005   1.388       1.417     1,688,830
 LMPVPI Large Cap Growth Subaccount (Class I) (6/03)..................... 2007   1.357       1.412            --
                                                                          2006   1.327       1.357     1,581,958
                                                                          2005   1.286       1.327     1,689,735
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (6/03)................... 2007   1.595       1.650            --
                                                                          2006   1.465       1.595     2,707,987
                                                                          2005   1.359       1.465     2,936,955
 LMPVPII Growth and Income Subaccount (Class I) (7/03)................... 2007   1.459       1.522            --
                                                                          2006   1.324       1.459     1,137,012
                                                                          2005   1.302       1.324     1,156,361
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (6/03).............. 2007   1.595       1.656            --
                                                                          2006   1.387       1.595     4,657,947
                                                                          2005   1.370       1.387     4,793,326
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).................. 2007   1.783       1.963            --
                                                                          2006   1.620       1.783     3,770,947
                                                                          2005   1.527       1.620     4,041,401
Managed Assets Trust
 Managed Assets Trust (5/04)............................................. 2006   1.078       1.111            --
                                                                          2005   1.058       1.078     1,510,320
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)............. 2008   1.759       1.694            --
                                                                          2007   1.691       1.759     1,672,947
                                                                          2006   1.780       1.691     1,718,135
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *................. 2014   1.992       2.022     1,252,768
                                                                          2013   1.848       1.992     1,700,494
                                                                          2012   1.612       1.848     2,012,608
                                                                          2011   1.602       1.612     2,263,449
                                                                          2010   1.405       1.602     2,301,334
                                                                          2009   0.972       1.405     2,493,286
                                                                          2008   1.307       0.972     2,792,118
                                                                          2007   1.297       1.307     3,383,228
                                                                          2006   1.233       1.297     1,935,626
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............. 2014   1.031       1.150     1,622,589
                                                                          2013   1.013       1.031     2,181,775
                                                                          2012   0.818       1.013     2,689,141
                                                                          2011   0.881       0.818     3,352,561
                                                                          2010   0.772       0.881     3,721,255
                                                                          2009   0.583       0.772     4,058,050
                                                                          2008   1.017       0.583     4,287,210
                                                                          2007   1.217       1.017     4,995,194
                                                                          2006   1.003       1.217     6,029,742
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....... 2014   2.546       2.648            --
                                                                          2013   2.011       2.546     1,246,052
                                                                          2012   1.669       2.011     1,688,722
                                                                          2011   1.837       1.669     1,651,974
                                                                          2010   1.707       1.837     1,945,858
                                                                          2009   1.216       1.707     1,994,993
                                                                          2008   2.132       1.216     2,051,575
                                                                          2007   1.667       2.132     2,267,900
                                                                          2006   1.629       1.667     2,093,375
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).......... 2014   2.640       2.964       959,414
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *......... 2014   2.630       2.437       515,139
                                                                          2013   2.051       2.630       838,165
                                                                          2012   1.615       2.051       964,103
                                                                          2011   1.915       1.615     1,119,973
                                                                          2010   1.673       1.915     1,191,392
                                                                          2009   1.098       1.673     1,323,386
                                                                          2008   1.888       1.098     1,306,134
                                                                          2007   1.942       1.888     1,634,966
                                                                          2006   1.766       1.942     1,588,346
 MIST Invesco Comstock Subaccount (Class B) (5/09)....................... 2014   2.126       2.279     1,547,788

                        PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2013   1.601       2.126      1,310,446
                                                                              2012   1.378       1.601      1,698,635
                                                                              2011   1.426       1.378      2,007,747
                                                                              2010   1.265       1.426      2,571,101
                                                                              2009   1.016       1.265      2,985,743
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *.................... 2014   1.313       1.412      1,889,917
                                                                              2013   1.028       1.313      2,585,961
                                                                              2012   0.914       1.028      3,302,839
                                                                              2011   0.968       0.914      3,861,919
                                                                              2010   0.786       0.968      4,328,558
                                                                              2009   0.633       0.786      4,594,889
                                                                              2008   1.055       0.633      5,205,051
                                                                              2007   1.069       1.055      6,084,773
                                                                              2006   0.964       1.069         61,141
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................... 2014   2.103       2.231        105,403
                                                                              2013   1.525       2.103        158,613
                                                                              2012   1.313       1.525        133,066
                                                                              2011   1.350       1.313        131,791
                                                                              2010   1.088       1.350        184,553
                                                                              2009   0.827       1.088        205,475
                                                                              2008   1.373       0.827        198,255
                                                                              2007   1.257       1.373        157,886
                                                                              2006   1.270       1.257         42,053
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................... 2014   1.860       1.909         61,036
                                                                              2013   1.423       1.860         62,305
                                                                              2012   1.255       1.423        102,566
                                                                              2011   1.424       1.255        115,725
                                                                              2010   1.215       1.424        111,692
                                                                              2009   0.959       1.215        118,004
                                                                              2008   1.308       0.959        100,792
                                                                              2007   1.347       1.308        285,082
                                                                              2006   1.267       1.347        150,531
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)......... 2009   0.896       0.885             --
                                                                              2008   1.221       0.896      1,116,444
                                                                              2007   1.171       1.221      1,385,640
                                                                              2006   1.111       1.171      1,520,164
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)................. 2014   1.968       2.029        806,053
                                                                              2013   1.855       1.968        954,603
                                                                              2012   1.672       1.855      1,087,899
                                                                              2011   1.626       1.672      1,228,226
                                                                              2010   1.465       1.626      1,336,244
                                                                              2009   1.089       1.465      1,336,400
                                                                              2008   1.361       1.089      1,641,058
                                                                              2007   1.299       1.361      1,922,042
                                                                              2006   1.243       1.299      2,091,458
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............... 2009   0.881       0.837             --
                                                                              2008   1.567       0.881        750,142
                                                                              2007   1.427       1.567        800,947
                                                                              2006   1.448       1.427        830,559
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)............... 2014   1.225       1.263        151,336
                                                                              2013   0.965       1.225        120,019
                                                                              2012   0.843       0.965        115,333
                                                                              2011   0.988       0.843        113,037
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *.................. 2014   1.314       1.311      3,337,606
                                                                              2013   1.011       1.314      4,611,546
                                                                              2012   0.874       1.011      6,064,245
                                                                              2011   0.979       0.874      7,073,910
                                                                              2010   0.833       0.979      7,864,666
                                                                              2009   0.672       0.833      8,626,898
                                                                              2008   0.976       0.672      9,652,340
                                                                              2007   1.026       0.976     11,874,934
                                                                              2006   1.003       1.026      6,517,395
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)....... 2014   2.589       2.374      1,783,307

                        PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2013   2.779       2.589      1,561,529
                                                                               2012   2.383       2.779      1,764,555
                                                                               2011   2.989       2.383      1,934,825
                                                                               2010   2.465       2.989      2,128,239
                                                                               2009   1.488       2.465      2,137,808
                                                                               2008   3.255       1.488      2,192,390
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2014   2.132       1.946        878,317
                                                                               2013   1.823       2.132      1,172,017
                                                                               2012   1.593       1.823      1,453,642
                                                                               2011   1.819       1.593      1,712,926
                                                                               2010   1.665       1.819      1,992,980
                                                                               2009   1.291       1.665      2,268,150
                                                                               2008   2.283       1.291      2,530,223
                                                                               2007   2.179       2.283        453,602
 MIST MLA Mid Cap Subaccount (Class A) (4/08)................................. 2013   1.670       1.808             --
                                                                               2012   1.613       1.670      1,041,086
                                                                               2011   1.734       1.613      1,181,823
                                                                               2010   1.434       1.734      1,292,739
                                                                               2009   1.066       1.434      1,403,577
                                                                               2008   1.690       1.066      1,494,855
 MIST MLA Mid Cap Subaccount (Class B) (4/07)................................. 2013   1.046       1.132             --
                                                                               2012   1.013       1.046      1,510,570
                                                                               2011   1.090       1.013      1,694,566
                                                                               2010   0.905       1.090      1,901,482
                                                                               2009   0.675       0.905      1,947,311
                                                                               2008   1.115       0.675      2,449,277
                                                                               2007   1.261       1.115         67,930
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *................. 2014   1.321       1.323      2,947,170
                                                                               2013   1.060       1.321      4,292,402
                                                                               2012   0.892       1.060      5,226,407
                                                                               2011   0.993       0.892      5,952,665
                                                                               2010   0.873       0.993      6,394,906
                                                                               2009   0.637       0.873      6,714,614
                                                                               2008   1.093       0.637      7,461,465
                                                                               2007   1.049       1.093      8,115,893
                                                                               2006   0.996       1.049      9,427,535
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *............ 2014   1.403       1.420      2,482,014
                                                                               2013   1.572       1.403      3,054,276
                                                                               2012   1.467       1.572      4,793,206
                                                                               2011   1.341       1.467      4,782,360
                                                                               2010   1.266       1.341      4,798,257
                                                                               2009   1.091       1.266      4,310,783
                                                                               2008   1.191       1.091      5,162,948
                                                                               2007   1.128       1.191      4,671,910
 MIST PIMCO Total Return Subaccount (Class B) (5/09).......................... 2014   1.483       1.516      5,625,263
                                                                               2013   1.542       1.483      7,745,514
                                                                               2012   1.439       1.542      9,914,970
                                                                               2011   1.422       1.439     11,964,581
                                                                               2010   1.341       1.422      9,282,171
                                                                               2009   1.206       1.341      8,663,471
 MIST Pioneer Fund Subaccount (Class A) (4/06)................................ 2014   1.904       2.076         83,176
                                                                               2013   1.459       1.904        125,173
                                                                               2012   1.345       1.459        169,036
                                                                               2011   1.437       1.345        181,465
                                                                               2010   1.261       1.437        187,047
                                                                               2009   1.038       1.261        211,738
                                                                               2008   1.576       1.038        233,163
                                                                               2007   1.530       1.576        283,878
                                                                               2006   1.427       1.530        389,417
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06)....................... 2007   1.157       1.276             --
                                                                               2006   1.102       1.157         57,486
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06).................... 2014   1.671       1.714      1,442,882

                      PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2013   1.678       1.671      2,104,580
                                                                          2012   1.533       1.678      2,529,968
                                                                          2011   1.509       1.533      2,628,159
                                                                          2010   1.371       1.509      2,816,857
                                                                          2009   1.051       1.371      2,476,661
                                                                          2008   1.200       1.051      2,901,707
                                                                          2007   1.148       1.200      3,242,208
                                                                          2006   1.111       1.148      3,104,648
 MIST RCM Technology Subaccount (Class B) (5/11)......................... 2013   1.833       1.913             --
                                                                          2012   1.667       1.833        409,444
                                                                          2011   2.067       1.667        364,164
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2014   1.304       1.449      3,447,291
                                                                          2013   0.994       1.304      5,036,160
                                                                          2012   0.859       0.994      6,185,928
                                                                          2011   0.913       0.859      6,692,749
                                                                          2010   0.795       0.913      7,589,083
                                                                          2009   0.685       0.795      8,557,665
                                                                          2008   1.096       0.685      9,498,604
                                                                          2007   1.075       1.096     11,725,128
                                                                          2006   1.001       1.075      6,087,214
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2014   1.986       2.162        521,291
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)................. 2007   1.621       1.698             --
                                                                          2006   1.534       1.621      1,544,296
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)................. 2014   1.933       2.154        466,695
                                                                          2013   1.469       1.933        665,022
                                                                          2012   1.320       1.469        790,953
                                                                          2011   1.343       1.320        801,088
                                                                          2010   1.216       1.343        809,627
                                                                          2009   1.040       1.216        822,977
                                                                          2008   1.692       1.040        860,409
                                                                          2007   1.683       1.692      1,325,236
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)................... 2014   1.266       1.330      1,519,129
                                                                          2013   1.301       1.266      1,763,890
                                                                          2012   1.234       1.301      2,572,351
                                                                          2011   1.181       1.234      2,600,735
                                                                          2010   1.111       1.181      2,862,290
                                                                          2009   1.035       1.111      3,142,016
                                                                          2008   1.093       1.035      3,449,828
                                                                          2007   1.049       1.093      4,086,073
                                                                          2006   1.012       1.049      2,358,263
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09).......... 2014   1.579       1.687      1,059,229
                                                                          2013   1.200       1.579      1,560,530
                                                                          2012   1.070       1.200      1,758,336
                                                                          2011   1.198       1.070      1,932,327
                                                                          2010   1.020       1.198      1,994,565
                                                                          2009   0.811       1.020      2,239,166
 MSF BlackRock Money Market Subaccount (Class A) (4/06).................. 2014   0.964       0.946      5,646,164
                                                                          2013   0.983       0.964      8,587,314
                                                                          2012   1.003       0.983     10,420,766
                                                                          2011   1.023       1.003     11,956,896
                                                                          2010   1.043       1.023     13,426,853
                                                                          2009   1.059       1.043     14,243,930
                                                                          2008   1.050       1.059     18,801,252
                                                                          2007   1.019       1.050     12,184,273
                                                                          2006   0.999       1.019     10,459,881
 MSF FI Large Cap Subaccount (Class A) (4/06)............................ 2009   0.758       0.790             --
                                                                          2008   1.401       0.758      1,549,305
                                                                          2007   1.374       1.401      1,723,995
                                                                          2006   1.359       1.374      1,875,574
 MSF FI Value Leaders Subaccount (Class D) (4/06)........................ 2013   1.246       1.370             --

                    PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                  UNIT      UNIT     NUMBER OF
                                                                                 VALUE      VALUE      UNITS
                                                                                   AT        AT     OUTSTANDING
                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                          YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                       2012   1.098       1.246      2,346,964
                                                                       2011   1.195       1.098      2,485,766
                                                                       2010   1.064       1.195      2,707,015
                                                                       2009   0.892       1.064      2,932,088
                                                                       2008   1.491       0.892      3,210,429
                                                                       2007   1.461       1.491      3,847,105
                                                                       2006   1.427       1.461      4,054,232
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06).............. 2014   2.077       2.262        599,098
                                                                       2013   1.597       2.077        709,943
                                                                       2012   1.468       1.597        902,838
                                                                       2011   1.546       1.468      1,145,328
                                                                       2010   1.369       1.546      1,306,197
                                                                       2009   0.935       1.369      1,479,373
                                                                       2008   1.758       0.935      1,534,941
                                                                       2007   1.488       1.758      2,054,635
                                                                       2006   1.528       1.488      2,057,753
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)........ 2011   0.915       0.991             --
                                                                       2010   0.807       0.915        428,406
                                                                       2009   0.626       0.807        410,604
                                                                       2008   1.071       0.626        141,029
                                                                       2007   1.058       1.071        194,530
                                                                       2006   1.002       1.058        166,522
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).......... 2014   1.279       1.310      1,149,649
                                                                       2013   1.250       1.279      2,596,175
                                                                       2012   1.168       1.250      3,528,893
                                                                       2011   1.153       1.168      3,117,558
                                                                       2010   1.069       1.153      2,746,854
                                                                       2009   0.904       1.069      2,206,200
                                                                       2008   1.077       0.904      1,040,428
                                                                       2007   1.040       1.077        290,146
                                                                       2006   1.001       1.040        762,906
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).......... 2014   1.293       1.331      4,085,244
                                                                       2013   1.189       1.293      2,247,151
                                                                       2012   1.088       1.189      1,917,682
                                                                       2011   1.097       1.088      1,929,294
                                                                       2010   1.003       1.097      1,408,260
                                                                       2009   0.827       1.003      1,291,130
                                                                       2008   1.076       0.827      1,629,351
                                                                       2007   1.047       1.076        812,407
                                                                       2006   1.002       1.047         32,113
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).......... 2014   1.289       1.328      5,977,551
                                                                       2013   1.114       1.289      2,732,290
                                                                       2012   1.004       1.114      3,023,101
                                                                       2011   1.038       1.004      2,777,599
                                                                       2010   0.935       1.038      2,863,275
                                                                       2009   0.753       0.935      3,019,694
                                                                       2008   1.076       0.753      2,317,839
                                                                       2007   1.052       1.076      1,565,691
                                                                       2006   1.002       1.052        840,847
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).......... 2014   1.270       1.310      3,734,612
                                                                       2013   1.041       1.270      1,903,410
                                                                       2012   0.920       1.041      1,994,465
                                                                       2011   0.975       0.920      2,263,678
                                                                       2010   0.867       0.975      2,539,708
                                                                       2009   0.685       0.867      2,380,036
                                                                       2008   1.076       0.685      2,173,056
                                                                       2007   1.057       1.076      3,096,031
                                                                       2006   1.002       1.057      2,655,143
 MSF MetLife Stock Index Subaccount (Class B) (5/09).................. 2014   1.452       1.611      5,359,020
                                                                       2013   1.124       1.452      5,548,268
                                                                       2012   0.993       1.124      7,590,499
                                                                       2011   0.997       0.993      8,811,419
                                                                       2010   0.888       0.997     11,368,994
                                                                       2009   0.723       0.888     11,081,194
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............ 2014   1.691       1.798      4,864,847

                          PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2013   1.452       1.691      6,428,388
                                                                                   2012   1.330       1.452      7,591,184
                                                                                   2011   1.327       1.330      9,663,822
                                                                                   2010   1.231       1.327     10,654,668
                                                                                   2009   1.061       1.231     12,558,844
                                                                                   2008   1.392       1.061     13,733,676
                                                                                   2007   1.363       1.392     15,761,999
                                                                                   2006   1.278       1.363     16,894,540
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)............................... 2014   1.876       2.038      1,755,749
                                                                                   2013   1.409       1.876      2,575,333
                                                                                   2012   1.232       1.409      1,154,365
                                                                                   2011   1.245       1.232      1,394,353
                                                                                   2010   1.140       1.245      1,558,801
                                                                                   2009   0.962       1.140      1,859,578
                                                                                   2008   1.454       0.962      1,969,767
                                                                                   2007   1.377       1.454      2,412,270
                                                                                   2006   1.249       1.377      1,976,009
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)......................... 2014   2.268       2.224        621,492
                                                                                   2013   1.820       2.268        746,342
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)......................... 2014   1.418       1.386        976,752
                                                                                   2013   1.140       1.418      1,172,123
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................... 2014   1.597       1.705        869,612
                                                                                   2013   1.174       1.597      1,267,749
                                                                                   2012   1.009       1.174      1,506,919
                                                                                   2011   1.042       1.009      1,607,728
                                                                                   2010   0.911       1.042      1,774,209
                                                                                   2009   0.649       0.911      1,949,472
                                                                                   2008   1.141       0.649      2,452,097
                                                                                   2007   1.066       1.141      1,814,115
                                                                                   2006   0.998       1.066      2,050,674
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................... 2014   2.253       2.356      1,536,770
                                                                                   2013   1.593       2.253      1,907,478
                                                                                   2012   1.402       1.593      2,549,722
                                                                                   2011   1.409       1.402      3,177,786
                                                                                   2010   1.067       1.409      3,709,066
                                                                                   2009   0.785       1.067      3,628,350
                                                                                   2008   1.197       0.785      3,817,198
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2007   1.140       1.182             --
                                                                                   2006   1.076       1.140      1,792,617
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2014   1.163       1.175      2,902,104
                                                                                   2013   1.193       1.163      3,227,288
                                                                                   2012   1.175       1.193      4,046,871
                                                                                   2011   1.134       1.175      2,028,562
                                                                                   2010   1.091       1.134      2,059,467
                                                                                   2009   1.065       1.091      1,941,627
                                                                                   2008   1.088       1.065      2,583,722
                                                                                   2007   1.062       1.088      1,910,721
                                                                                   2006   1.029       1.062      1,768,963
 MSF WMC Balanced Subaccount (Class A) (5/09)..................................... 2014   1.483       1.608        732,988
                                                                                   2013   1.254       1.483        785,986
                                                                                   2012   1.138       1.254        785,314
                                                                                   2011   1.118       1.138        851,952
                                                                                   2010   1.040       1.118        828,208
                                                                                   2009   0.898       1.040      1,057,532
 MSF WMC Core Equity Opportunities Subaccount (Class A) (4/08).................... 2014   1.684       1.827        556,334
                                                                                   2013   1.284       1.684        900,441
                                                                                   2012   1.160       1.284        984,125
                                                                                   2011   1.233       1.160        957,855
                                                                                   2010   1.122       1.233      1,089,556
                                                                                   2009   0.867       1.122        976,100
                                                                                   2008   1.408       0.867      1,135,699
Money Market Portfolio
 Money Market Subaccount (5/03)................................................... 2006   0.991       0.999             --
                                                                                   2005   0.982       0.991      7,226,300
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (6/04)................... 2006   1.089       1.149             --

                           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                                UNIT      UNIT     NUMBER OF
                                                                                               VALUE      VALUE      UNITS
                                                                                                 AT        AT     OUTSTANDING
                                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                                        YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                                     2005   1.050       1.089        880,928
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (6/03)..................... 2007   1.102       1.123             --
                                                                                     2006   1.116       1.102      4,959,978
                                                                                     2005   1.115       1.116      4,931,112
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/03).................... 2009   1.165       1.203             --
                                                                                     2008   1.134       1.165      8,691,827
                                                                                     2007   1.063       1.134     10,226,517
                                                                                     2006   1.044       1.063     10,625,611
                                                                                     2005   1.039       1.044     10,209,308
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/03)........................ 2007   2.026       2.191             --
                                                                                     2006   1.618       2.026        225,484
                                                                                     2005   1.470       1.618        217,756
 Putnam VT Small Cap Value Subaccount (Class IB) (5/03)............................. 2007   2.131       2.273             --
                                                                                     2006   1.853       2.131      3,307,357
                                                                                     2005   1.765       1.853      3,274,704
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/03)............................... 2006   1.362       1.448             --
                                                                                     2005   1.277       1.362        971,381
 Travelers Convertible Securities Subaccount (6/03)................................. 2006   1.167       1.243             --
                                                                                     2005   1.186       1.167      1,952,423
 Travelers Disciplined Mid Cap Stock Subaccount (6/03).............................. 2006   1.632       1.780             --
                                                                                     2005   1.480       1.632      1,789,951
 Travelers Equity Income Subaccount (5/03).......................................... 2006   1.360       1.427             --
                                                                                     2005   1.327       1.360      4,117,515
 Travelers Federated High Yield Subaccount (5/03)................................... 2006   1.204       1.233             --
                                                                                     2005   1.197       1.204      2,017,258
 Travelers Federated Stock Subaccount (6/03)........................................ 2006   1.397       1.445             --
                                                                                     2005   1.353       1.397        424,679
 Travelers Large Cap Subaccount (6/03).............................................. 2006   1.320       1.359             --
                                                                                     2005   1.238       1.320      1,241,554
 Travelers Managed Allocation Series: Aggressive Subaccount (5/05).................. 2006   1.098       1.166             --
                                                                                     2005   1.000       1.098         99,439
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................ 2006   1.028       1.031             --
                                                                                     2005   1.000       1.028             --
 Travelers Managed Allocation Series: Moderate Subaccount (5/05).................... 2006   1.065       1.102             --
                                                                                     2005   1.000       1.065        536,445
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)......... 2006   1.075       1.120             --
                                                                                     2005   1.000       1.075      2,259,960
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)....... 2006   1.044       1.064             --
                                                                                     2005   1.000       1.044          4,119
 Travelers Mercury Large Cap Core Subaccount (6/03)................................. 2006   1.447       1.534             --
                                                                                     2005   1.316       1.447      1,514,552
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (6/03)............................ 2006   1.446       1.528             --
                                                                                     2005   1.431       1.446      2,107,522
 Travelers MFS(Reg. TM) Total Return Subaccount (5/03).............................. 2006   1.240       1.278             --
                                                                                     2005   1.228       1.240     16,161,421
 Travelers MFS(Reg. TM) Value Subaccount (5/04)..................................... 2006   1.157       1.249             --
                                                                                     2005   1.109       1.157      1,820,997
 Travelers Mondrian International Stock Subaccount (6/03)........................... 2006   1.540       1.766             --
                                                                                     2005   1.433       1.540      1,286,909
 Travelers Pioneer Fund Subaccount (6/03)........................................... 2006   1.346       1.427             --
                                                                                     2005   1.295       1.346        380,063
 Travelers Pioneer Mid Cap Value Subaccount (5/05).................................. 2006   1.048       1.102             --
                                                                                     2005   1.000       1.048             --

                       PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                     UNIT      UNIT      NUMBER OF
                                                                                    VALUE      VALUE       UNITS
                                                                                      AT        AT      OUTSTANDING
                                                                                  BEGINNING   END OF         AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR     END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ---------------
 Travelers Pioneer Strategic Income Subaccount (5/04).................... 2006   1.101       1.111             --
                                                                          2005   1.083       1.101       3,015,849
 Travelers Quality Bond Subaccount (5/03)................................ 2006   1.022       1.012             --
                                                                          2005   1.026       1.022       3,822,133
 Travelers Strategic Equity Subaccount (6/03)............................ 2006   1.326       1.382             --
                                                                          2005   1.325       1.326        592,707
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)........ 2006   1.104       1.270             --
                                                                          2005   1.000       1.104         18,599
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05)......... 2006   1.106       1.267             --
                                                                          2005   1.000       1.106         11,244
 Travelers U.S. Government Securities Subaccount (5/04).................. 2006   1.068       1.029             --
                                                                          2005   1.044       1.068       1,671,366
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)............ 2014   1.478       1.584        251,640
                                                                          2013   1.269       1.478        359,930
                                                                          2012   1.169       1.269        365,795
                                                                          2011   1.192       1.169        389,416
                                                                          2010   1.084       1.192        405,661
                                                                          2009   0.900       1.084        417,379
                                                                          2008   1.227       0.900        397,974
                                                                          2007   1.128       1.227        399,251
                                                                          2006   1.068       1.128        400,623
                                                                          2005   1.043       1.068        379,131
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (6/03)...................... 2009   1.015       0.983               (4)
                                                                          2008   1.612       1.015       3,284,045
                                                                          2007   1.683       1.612       4,010,531
                                                                          2006   1.479       1.683       4,148,414
                                                                          2005   1.448       1.479       4,167,998
 Van Kampen LIT Enterprise Subaccount (Class II) (6/03).................. 2009   0.822       0.842             --
                                                                          2008   1.473       0.822         91,812
                                                                          2007   1.336       1.473        108,843
                                                                          2006   1.276       1.336        115,292
                                                                          2005   1.206       1.276        124,682





                           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.00%
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (6/03)........ 2006   1.319       1.285    --
                                                                        2005   1.172       1.319    --
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (6/03).............. 2014   2.501       2.509    --
                                                                        2013   1.975       2.501    --
                                                                        2012   1.645       1.975    --
                                                                        2011   1.841       1.645    --
                                                                        2010   1.681       1.841    --
                                                                        2009   1.205       1.681    --
                                                                        2008   1.996       1.205    --
                                                                        2007   1.773       1.996    --
                                                                        2006   1.502       1.773    --
                                                                        2005   1.343       1.502    --
 American Funds Growth Subaccount (Class 2) (5/03)..................... 2014   2.080       2.212    --

                            PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                      2013   1.631       2.080           --
                                                                                      2012   1.412       1.631           --
                                                                                      2011   1.504       1.412           --
                                                                                      2010   1.293       1.504           --
                                                                                      2009   0.946       1.293           --
                                                                                      2008   1.723       0.946           --
                                                                                      2007   1.565       1.723           --
                                                                                      2006   1.449       1.565           --
                                                                                      2005   1.272       1.449           --
 American Funds Growth-Income Subaccount (Class 2) (5/03)............................ 2014   1.863       2.021       99,739
                                                                                      2013   1.424       1.863       99,739
                                                                                      2012   1.237       1.424       99,739
                                                                                      2011   1.285       1.237       99,739
                                                                                      2010   1.177       1.285       99,739
                                                                                      2009   0.915       1.177       99,739
                                                                                      2008   1.502       0.915       99,739
                                                                                      2007   1.458       1.502       99,739
                                                                                      2006   1.291       1.458       99,950
                                                                                      2005   1.245       1.291       86,686
Capital Appreciation Fund
 Capital Appreciation Fund (6/03).................................................... 2006   1.541       1.523           --
                                                                                      2005   1.330       1.541           --
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (6/03)................................ 2006   1.643       2.136           --
                                                                                      2005   1.564       1.643           --
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (5/03)......................... 2008   1.376       1.316           --
                                                                                      2007   1.311       1.376           --
                                                                                      2006   1.148       1.311           --
                                                                                      2005   1.122       1.148           --
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/03)................... 2008   1.192       1.124           --
                                                                                      2007   1.367       1.192           --
                                                                                      2006   1.344       1.367           --
                                                                                      2005   1.296       1.344           --
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (3/04).................. 2006   1.304       1.416           --
                                                                                      2005   1.207       1.304           --
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (1/04)................ 2006   1.301       1.448           --
                                                                                      2005   1.205       1.301           --
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/03)................ 2014   2.243       2.455       87,394
                                                                                      2013   1.747       2.243       87,394
                                                                                      2012   1.535       1.747       87,394
                                                                                      2011   1.611       1.535       87,394
                                                                                      2010   1.405       1.611       87,394
                                                                                      2009   1.058       1.405       87,394
                                                                                      2008   1.884       1.058       87,394
                                                                                      2007   1.639       1.884       87,394
                                                                                      2006   1.501       1.639       87,584
                                                                                      2005   1.312       1.501       76,124
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (7/03)....... 2014   2.057       2.231           --
                                                                                      2013   1.518       2.057           --
                                                                                      2012   1.267       1.518           --
                                                                                      2011   1.329       1.267           --
                                                                                      2010   1.149       1.329           --
                                                                                      2009   0.863       1.149           --
                                                                                      2008   1.502       0.863           --
                                                                                      2007   1.436       1.502           --
                                                                                      2006   1.287       1.436           --
                                                                                      2005   1.088       1.287           --
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/03)............................ 2014   2.983       3.100       73,455

                          PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2013   2.239       2.983       73,455
                                                                                  2012   1.995       2.239       73,455
                                                                                  2011   2.282       1.995       73,455
                                                                                  2010   1.811       2.282       73,455
                                                                                  2009   1.322       1.811       73,455
                                                                                  2008   2.234       1.322       73,455
                                                                                  2007   1.976       2.234       73,455
                                                                                  2006   1.793       1.976       73,612
                                                                                  2005   1.550       1.793       64,332
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (6/03)................... 2006   1.346       1.562           --
                                                                                  2005   1.242       1.346           --
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (6/03)............. 2008   3.216       2.922           --
                                                                                  2007   2.548       3.216           --
                                                                                  2006   2.029       2.548           --
                                                                                  2005   1.625       2.029           --
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)........................ 2014   2.098       1.828           --
                                                                                  2013   1.741       2.098           --
                                                                                  2012   1.502       1.741           --
                                                                                  2011   1.715       1.502           --
                                                                                  2010   1.614       1.715           --
                                                                                  2009   1.201       1.614        8,040
                                                                                  2008   2.056       1.201        8,045
                                                                                  2007   1.817       2.056       59,802
                                                                                  2006   1.526       1.817       55,765
                                                                                  2005   1.413       1.526           --
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (6/03).................. 2006   1.439       1.718           --
                                                                                  2005   1.348       1.439           --
High Yield Bond Trust
 High Yield Bond Trust (6/04).................................................... 2006   1.053       1.075           --
                                                                                  2005   1.060       1.053           --
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (6/03)......................... 2006   1.179       1.216           --
                                                                                  2005   1.117       1.179           --
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/03)............. 2010   1.461       1.479           --
                                                                                  2009   1.186       1.461           --
                                                                                  2008   1.705       1.186           --
                                                                                  2007   1.429       1.705           --
                                                                                  2006   1.371       1.429           --
                                                                                  2005   1.245       1.371           --
 Janus Aspen Global Research Subaccount (Service Shares) (6/03).................. 2008   1.506       1.417           --
                                                                                  2007   1.405       1.506           --
                                                                                  2006   1.215       1.405           --
                                                                                  2005   1.174       1.215           --
 Janus Aspen Global Technology Subaccount (Service Shares) (5/03)................ 2011   1.734       1.853           --
                                                                                  2010   1.422       1.734           --
                                                                                  2009   0.925       1.422           --
                                                                                  2008   1.684       0.925           --
                                                                                  2007   1.411       1.684           --
                                                                                  2006   1.335       1.411           --
                                                                                  2005   1.221       1.335           --
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (6/03)................................... 2006   1.412       1.579           --
                                                                                  2005   1.385       1.412           --
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)....... 2014   2.282       2.693           --
                                                                                  2013   1.575       2.282           --
                                                                                  2012   1.354       1.575           --
                                                                                  2011   1.348       1.354           --
                                                                                  2010   1.100       1.348           --
                                                                                  2009   0.834       1.100           --
                                                                                  2008   1.428       0.834           --
                                                                                  2007   1.484       1.428           --
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)........... 2014   1.780       1.787           --

                         PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                 2013   1.374       1.780    --
                                                                                 2012   1.219       1.374    --
                                                                                 2011   1.326       1.219    --
                                                                                 2010   1.160       1.326    --
                                                                                 2009   0.915       1.160    --
                                                                                 2008   1.472       0.915    --
                                                                                 2007   1.541       1.472    --
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)........... 2014   1.913       2.082    --
                                                                                 2013   1.501       1.913    --
                                                                                 2012   1.321       1.501    --
                                                                                 2011   1.314       1.321    --
                                                                                 2010   1.190       1.314    --
                                                                                 2009   0.994       1.190    --
                                                                                 2008   1.435       0.994    --
                                                                                 2007   1.390       1.435    --
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)....... 2014   1.815       2.028    --
                                                                                 2013   1.343       1.815    --
                                                                                 2012   1.139       1.343    --
                                                                                 2011   1.169       1.139    --
                                                                                 2010   1.086       1.169    --
                                                                                 2009   0.778       1.086    --
                                                                                 2008   1.266       0.778    --
                                                                                 2007   1.268       1.266    --
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (6/03)........ 2014   1.912       2.094    --
                                                                                 2013   1.474       1.912    --
                                                                                 2012   1.291       1.474    --
                                                                                 2011   1.255       1.291    --
                                                                                 2010   1.169       1.255    --
                                                                                 2009   0.958       1.169    --
                                                                                 2008   1.518       0.958    --
                                                                                 2007   1.491       1.518    --
                                                                                 2006   1.286       1.491    --
                                                                                 2005   1.232       1.286    --
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (6/03)....... 2014   2.953       3.013    --
                                                                                 2013   2.049       2.953    --
                                                                                 2012   1.751       2.049    --
                                                                                 2011   1.761       1.751    --
                                                                                 2010   1.435       1.761    --
                                                                                 2009   1.026       1.435    --
                                                                                 2008   1.765       1.026    --
                                                                                 2007   1.637       1.765    --
                                                                                 2006   1.481       1.637    --
                                                                                 2005   1.440       1.481    --
 LMPVET Equity Index Subaccount (Class II) (5/03)............................... 2009   0.884       0.859    --
                                                                                 2008   1.442       0.884    --
                                                                                 2007   1.402       1.442    --
                                                                                 2006   1.243       1.402    --
                                                                                 2005   1.216       1.243    --
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (11/03)........ 2011   0.958       0.945    --
                                                                                 2010   0.895       0.958    --
                                                                                 2009   0.777       0.895    --
                                                                                 2008   1.006       0.777    --
                                                                                 2007   1.013       1.006    --
                                                                                 2006   0.993       1.013    --
                                                                                 2005   0.989       0.993    --
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (6/03)..................................... 2007   1.484       1.555    --
                                                                                 2006   1.282       1.484    --
                                                                                 2005   1.257       1.282    --
 LMPVPI Large Cap Growth Subaccount (Class I) (6/03)............................ 2007   1.228       1.277    --
                                                                                 2006   1.202       1.228    --
                                                                                 2005   1.165       1.202    --
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (6/03).......................... 2007   1.449       1.498    --
                                                                                 2006   1.331       1.449    --
                                                                                 2005   1.235       1.331    --

                      PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 LMPVPII Growth and Income Subaccount (Class I) (7/03)................... 2007   1.341       1.399            --
                                                                          2006   1.217       1.341            --
                                                                          2005   1.198       1.217            --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (6/03).............. 2007   1.482       1.538            --
                                                                          2006   1.289       1.482            --
                                                                          2005   1.274       1.289            --
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).................. 2007   1.652       1.818            --
                                                                          2006   1.502       1.652        86,796
                                                                          2005   1.415       1.502        75,080
Managed Assets Trust
 Managed Assets Trust (5/04)............................................. 2006   1.077       1.110            --
                                                                          2005   1.058       1.077            --
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)............. 2008   1.613       1.553            --
                                                                          2007   1.552       1.613            --
                                                                          2006   1.634       1.552            --
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *................. 2014   1.918       1.947            --
                                                                          2013   1.781       1.918            --
                                                                          2012   1.554       1.781            --
                                                                          2011   1.545       1.554            --
                                                                          2010   1.356       1.545            --
                                                                          2009   0.939       1.356            --
                                                                          2008   1.262       0.939            --
                                                                          2007   1.253       1.262            --
                                                                          2006   1.192       1.253            --
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............. 2014   1.027       1.145            --
                                                                          2013   1.010       1.027            --
                                                                          2012   0.816       1.010            --
                                                                          2011   0.879       0.816            --
                                                                          2010   0.771       0.879            --
                                                                          2009   0.582       0.771            --
                                                                          2008   1.016       0.582            --
                                                                          2007   1.217       1.016            --
                                                                          2006   1.003       1.217            --
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....... 2014   2.371       2.466            --
                                                                          2013   1.873       2.371            --
                                                                          2012   1.556       1.873            --
                                                                          2011   1.713       1.556            --
                                                                          2010   1.593       1.713            --
                                                                          2009   1.135       1.593            --
                                                                          2008   1.991       1.135            --
                                                                          2007   1.557       1.991            --
                                                                          2006   1.523       1.557            --
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).......... 2014   2.458       2.759            --
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *......... 2014   2.421       2.242            --
                                                                          2013   1.888       2.421            --
                                                                          2012   1.488       1.888            --
                                                                          2011   1.765       1.488            --
                                                                          2010   1.543       1.765            --
                                                                          2009   1.013       1.543            --
                                                                          2008   1.743       1.013            --
                                                                          2007   1.793       1.743            --
                                                                          2006   1.632       1.793            --
 MIST Invesco Comstock Subaccount (Class B) (5/09)....................... 2014   1.914       2.051        96,889
                                                                          2013   1.442       1.914        96,889
                                                                          2012   1.241       1.442        96,889
                                                                          2011   1.285       1.241        96,889
                                                                          2010   1.141       1.285        96,889
                                                                          2009   0.917       1.141        96,889
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *................ 2014   1.308       1.406       133,902

                        PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2013   1.024       1.308      133,902
                                                                               2012   0.911       1.024      133,902
                                                                               2011   0.965       0.911      133,902
                                                                               2010   0.785       0.965      133,902
                                                                               2009   0.633       0.785      133,902
                                                                               2008   1.054       0.633      133,902
                                                                               2007   1.069       1.054      133,902
                                                                               2006   0.964       1.069           --
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06).................... 2014   2.094       2.220           --
                                                                               2013   1.520       2.094           --
                                                                               2012   1.308       1.520           --
                                                                               2011   1.346       1.308           --
                                                                               2010   1.086       1.346           --
                                                                               2009   0.825       1.086           --
                                                                               2008   1.372       0.825           --
                                                                               2007   1.256       1.372           --
                                                                               2006   1.269       1.256           --
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06).................... 2014   1.852       1.900           --
                                                                               2013   1.418       1.852           --
                                                                               2012   1.251       1.418           --
                                                                               2011   1.420       1.251           --
                                                                               2010   1.212       1.420           --
                                                                               2009   0.958       1.212           --
                                                                               2008   1.307       0.958           --
                                                                               2007   1.346       1.307           --
                                                                               2006   1.266       1.346           --
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06).......... 2009   0.894       0.883           --
                                                                               2008   1.219       0.894           --
                                                                               2007   1.170       1.219           --
                                                                               2006   1.110       1.170           --
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06).................. 2014   1.864       1.920           --
                                                                               2013   1.758       1.864           --
                                                                               2012   1.584       1.758           --
                                                                               2011   1.542       1.584           --
                                                                               2010   1.390       1.542           --
                                                                               2009   1.034       1.390           --
                                                                               2008   1.293       1.034           --
                                                                               2007   1.235       1.293           --
                                                                               2006   1.181       1.235           --
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)................ 2009   0.829       0.787           --
                                                                               2008   1.475       0.829           --
                                                                               2007   1.345       1.475           --
                                                                               2006   1.365       1.345           --
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)................ 2014   1.221       1.257           --
                                                                               2013   0.961       1.221           --
                                                                               2012   0.840       0.961           --
                                                                               2011   0.985       0.840           --
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................... 2014   1.309       1.305           --
                                                                               2013   1.008       1.309           --
                                                                               2012   0.872       1.008           --
                                                                               2011   0.977       0.872           --
                                                                               2010   0.831       0.977           --
                                                                               2009   0.671       0.831           --
                                                                               2008   0.975       0.671           --
                                                                               2007   1.026       0.975           --
                                                                               2006   1.003       1.026           --
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)........ 2014   2.321       2.127           --
                                                                               2013   2.492       2.321           --
                                                                               2012   2.138       2.492           --
                                                                               2011   2.683       2.138           --
                                                                               2010   2.214       2.683           --
                                                                               2009   1.337       2.214           --
                                                                               2008   2.926       1.337           --
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2014   1.944       1.773           --

                      PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2013   1.663       1.944    --
                                                                          2012   1.454       1.663    --
                                                                          2011   1.661       1.454    --
                                                                          2010   1.521       1.661    --
                                                                          2009   1.179       1.521    --
                                                                          2008   2.088       1.179    --
                                                                          2007   1.993       2.088    --
 MIST MLA Mid Cap Subaccount (Class A) (4/08)............................ 2013   1.528       1.654    --
                                                                          2012   1.476       1.528    --
                                                                          2011   1.587       1.476    --
                                                                          2010   1.314       1.587    --
                                                                          2009   0.977       1.314    --
                                                                          2008   1.550       0.977    --
 MIST MLA Mid Cap Subaccount (Class B) (4/07)............................ 2013   1.042       1.127    --
                                                                          2012   1.010       1.042    --
                                                                          2011   1.087       1.010    --
                                                                          2010   0.903       1.087    --
                                                                          2009   0.674       0.903    --
                                                                          2008   1.114       0.674    --
                                                                          2007   1.260       1.114    --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *............ 2014   1.316       1.318    --
                                                                          2013   1.056       1.316    --
                                                                          2012   0.889       1.056    --
                                                                          2011   0.991       0.889    --
                                                                          2010   0.872       0.991    --
                                                                          2009   0.636       0.872    --
                                                                          2008   1.092       0.636    --
                                                                          2007   1.048       1.092    --
                                                                          2006   0.996       1.048    --
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *....... 2014   1.329       1.344    --
                                                                          2013   1.489       1.329    --
                                                                          2012   1.390       1.489    --
                                                                          2011   1.272       1.390    --
                                                                          2010   1.202       1.272    --
                                                                          2009   1.036       1.202    --
                                                                          2008   1.131       1.036    --
                                                                          2007   1.071       1.131    --
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2014   1.441       1.472    --
                                                                          2013   1.499       1.441    --
                                                                          2012   1.400       1.499    --
                                                                          2011   1.384       1.400    --
                                                                          2010   1.306       1.384    --
                                                                          2009   1.175       1.306    --
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2014   1.797       1.957    --
                                                                          2013   1.377       1.797    --
                                                                          2012   1.271       1.377    --
                                                                          2011   1.358       1.271    --
                                                                          2010   1.192       1.358    --
                                                                          2009   0.982       1.192    --
                                                                          2008   1.491       0.982    --
                                                                          2007   1.449       1.491    --
                                                                          2006   1.351       1.449    --
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.156       1.274    --
                                                                          2006   1.101       1.156    --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2014   1.663       1.705    --
                                                                          2013   1.671       1.663    --
                                                                          2012   1.527       1.671    --
                                                                          2011   1.504       1.527    --
                                                                          2010   1.367       1.504    --
                                                                          2009   1.048       1.367    --
                                                                          2008   1.198       1.048    --
                                                                          2007   1.146       1.198    --
                                                                          2006   1.110       1.146    --
 MIST RCM Technology Subaccount (Class B) (5/11)......................... 2013   1.635       1.706    --
                                                                          2012   1.488       1.635    --
                                                                          2011   1.846       1.488    --
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2014   1.299       1.443    --

                     PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2013   0.991       1.299           --
                                                                        2012   0.857       0.991           --
                                                                        2011   0.911       0.857           --
                                                                        2010   0.794       0.911           --
                                                                        2009   0.684       0.794           --
                                                                        2008   1.095       0.684           --
                                                                        2007   1.075       1.095           --
                                                                        2006   1.001       1.075           --
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)........ 2014   1.790       1.947           --
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)............... 2007   1.517       1.589           --
                                                                        2006   1.437       1.517           --
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)............... 2014   1.803       2.008           --
                                                                        2013   1.371       1.803           --
                                                                        2012   1.232       1.371           --
                                                                        2011   1.254       1.232           --
                                                                        2010   1.137       1.254           --
                                                                        2009   0.973       1.137           --
                                                                        2008   1.583       0.973           --
                                                                        2007   1.575       1.583           --
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)................. 2014   1.233       1.294           --
                                                                        2013   1.267       1.233           --
                                                                        2012   1.202       1.267           --
                                                                        2011   1.151       1.202           --
                                                                        2010   1.084       1.151           --
                                                                        2009   1.010       1.084           --
                                                                        2008   1.067       1.010           --
                                                                        2007   1.024       1.067           --
                                                                        2006   0.989       1.024           --
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2014   1.495       1.595           --
                                                                        2013   1.136       1.495           --
                                                                        2012   1.013       1.136           --
                                                                        2011   1.135       1.013           --
                                                                        2010   0.967       1.135           --
                                                                        2009   0.770       0.967           --
 MSF BlackRock Money Market Subaccount (Class A) (4/06)................ 2014   0.961       0.942           --
                                                                        2013   0.981       0.961           --
                                                                        2012   1.000       0.981           --
                                                                        2011   1.021       1.000           --
                                                                        2010   1.041       1.021       13,623
                                                                        2009   1.058       1.041       13,630
                                                                        2008   1.049       1.058           --
                                                                        2007   1.019       1.049           --
                                                                        2006   0.999       1.019           --
 MSF FI Large Cap Subaccount (Class A) (4/06).......................... 2009   0.719       0.749           --
                                                                        2008   1.329       0.719           --
                                                                        2007   1.305       1.329           --
                                                                        2006   1.291       1.305           --
 MSF FI Value Leaders Subaccount (Class D) (4/06)...................... 2013   1.152       1.266           --
                                                                        2012   1.016       1.152           --
                                                                        2011   1.106       1.016           --
                                                                        2010   0.986       1.106           --
                                                                        2009   0.826       0.986           --
                                                                        2008   1.382       0.826           --
                                                                        2007   1.354       1.382           --
                                                                        2006   1.324       1.354           --
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)............... 2014   1.878       2.044           --
                                                                        2013   1.444       1.878           --
                                                                        2012   1.329       1.444           --
                                                                        2011   1.400       1.329           --
                                                                        2010   1.240       1.400           --
                                                                        2009   0.848       1.240           --
                                                                        2008   1.594       0.848           --
                                                                        2007   1.351       1.594           --
                                                                        2006   1.387       1.351           --
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)......... 2011   0.913       0.988           --

                   PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                                UNIT      UNIT     NUMBER OF
                                                                               VALUE      VALUE      UNITS
                                                                                 AT        AT     OUTSTANDING
                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                        YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                     2010   0.805       0.913    --
                                                                     2009   0.625       0.805    --
                                                                     2008   1.070       0.625    --
                                                                     2007   1.057       1.070    --
                                                                     2006   1.002       1.057    --
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06)........ 2014   1.274       1.305    --
                                                                     2013   1.246       1.274    --
                                                                     2012   1.165       1.246    --
                                                                     2011   1.151       1.165    --
                                                                     2010   1.067       1.151    --
                                                                     2009   0.903       1.067    --
                                                                     2008   1.076       0.903    --
                                                                     2007   1.040       1.076    --
                                                                     2006   1.001       1.040    --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06)........ 2014   1.288       1.325    --
                                                                     2013   1.185       1.288    --
                                                                     2012   1.084       1.185    --
                                                                     2011   1.095       1.084    --
                                                                     2010   1.001       1.095    --
                                                                     2009   0.826       1.001    --
                                                                     2008   1.075       0.826    --
                                                                     2007   1.046       1.075    --
                                                                     2006   1.002       1.046    --
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06)........ 2014   1.285       1.323    --
                                                                     2013   1.111       1.285    --
                                                                     2012   1.001       1.111    --
                                                                     2011   1.035       1.001    --
                                                                     2010   0.933       1.035    --
                                                                     2009   0.752       0.933    --
                                                                     2008   1.076       0.752    --
                                                                     2007   1.052       1.076    --
                                                                     2006   1.002       1.052    --
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06)........ 2014   1.265       1.304    --
                                                                     2013   1.038       1.265    --
                                                                     2012   0.918       1.038    --
                                                                     2011   0.973       0.918    --
                                                                     2010   0.865       0.973    --
                                                                     2009   0.684       0.865    --
                                                                     2008   1.075       0.684    --
                                                                     2007   1.057       1.075    --
                                                                     2006   1.002       1.057    --
 MSF MetLife Stock Index Subaccount (Class B) (5/09)................ 2014   1.446       1.603    --
                                                                     2013   1.120       1.446    --
                                                                     2012   0.990       1.120    --
                                                                     2011   0.994       0.990    --
                                                                     2010   0.886       0.994    --
                                                                     2009   0.722       0.886    --
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06).......... 2014   1.589       1.689    --
                                                                     2013   1.365       1.589    --
                                                                     2012   1.251       1.365    --
                                                                     2011   1.249       1.251    --
                                                                     2010   1.160       1.249    --
                                                                     2009   0.999       1.160    --
                                                                     2008   1.313       0.999    --
                                                                     2007   1.285       1.313    --
                                                                     2006   1.206       1.285    --
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)................. 2014   1.867       2.027    --
                                                                     2013   1.403       1.867    --
                                                                     2012   1.227       1.403    --
                                                                     2011   1.241       1.227    --
                                                                     2010   1.137       1.241    --
                                                                     2009   0.960       1.137    --
                                                                     2008   1.451       0.960    --
                                                                     2007   1.376       1.451    --
                                                                     2006   1.248       1.376    --
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)........... 2014   2.074       2.033    --
                                                                     2013   1.665       2.074    --

                          PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)......................... 2014   1.412       1.380    --
                                                                                   2013   1.135       1.412    --
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................... 2014   1.591       1.698    --
                                                                                   2013   1.170       1.591    --
                                                                                   2012   1.006       1.170    --
                                                                                   2011   1.040       1.006    --
                                                                                   2010   0.909       1.040    --
                                                                                   2009   0.648       0.909    --
                                                                                   2008   1.140       0.648    --
                                                                                   2007   1.066       1.140    --
                                                                                   2006   0.998       1.066    --
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................... 2014   2.241       2.342    --
                                                                                   2013   1.586       2.241    --
                                                                                   2012   1.396       1.586    --
                                                                                   2011   1.404       1.396    --
                                                                                   2010   1.063       1.404    --
                                                                                   2009   0.783       1.063    --
                                                                                   2008   1.194       0.783    --
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2007   1.139       1.181    --
                                                                                   2006   1.075       1.139    --
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2014   1.158       1.168    --
                                                                                   2013   1.188       1.158    --
                                                                                   2012   1.171       1.188    --
                                                                                   2011   1.130       1.171    --
                                                                                   2010   1.088       1.130    --
                                                                                   2009   1.063       1.088    --
                                                                                   2008   1.086       1.063    --
                                                                                   2007   1.061       1.086    --
                                                                                   2006   1.028       1.061    --
 MSF WMC Balanced Subaccount (Class A) (5/09)..................................... 2014   1.476       1.600    --
                                                                                   2013   1.249       1.476    --
                                                                                   2012   1.134       1.249    --
                                                                                   2011   1.114       1.134    --
                                                                                   2010   1.037       1.114    --
                                                                                   2009   0.896       1.037    --
 MSF WMC Core Equity Opportunities Subaccount (Class A) (4/08).................... 2014   1.563       1.695    --
                                                                                   2013   1.192       1.563    --
                                                                                   2012   1.078       1.192    --
                                                                                   2011   1.146       1.078    --
                                                                                   2010   1.044       1.146    --
                                                                                   2009   0.807       1.044    --
                                                                                   2008   1.311       0.807    --
Money Market Portfolio
 Money Market Subaccount (5/03)................................................... 2006   0.992       0.999    --
                                                                                   2005   0.983       0.992    --
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (6/04)................... 2006   1.088       1.148    --
                                                                                   2005   1.050       1.088    --
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (6/03)................... 2007   1.047       1.067    --
                                                                                   2006   1.061       1.047    --
                                                                                   2005   1.060       1.061    --
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/03).................. 2009   1.135       1.172    --
                                                                                   2008   1.105       1.135    --
                                                                                   2007   1.037       1.105    --
                                                                                   2006   1.019       1.037    --
                                                                                   2005   1.014       1.019    --
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/03)...................... 2007   1.854       2.004    --
                                                                                   2006   1.480       1.854    --
                                                                                   2005   1.346       1.480    --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/03)........................... 2007   1.905       2.032    --
                                                                                   2006   1.657       1.905    --
                                                                                   2005   1.579       1.657    --

                           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                                                UNIT      UNIT     NUMBER OF
                                                                                               VALUE      VALUE      UNITS
                                                                                                 AT        AT     OUTSTANDING
                                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                                        YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------ ------ ----------- -------- ------------
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/03)............................... 2006   1.284       1.365    --
                                                                                     2005   1.204       1.284    --
 Travelers Convertible Securities Subaccount (6/03)................................. 2006   1.110       1.181    --
                                                                                     2005   1.128       1.110    --
 Travelers Disciplined Mid Cap Stock Subaccount (6/03).............................. 2006   1.498       1.634    --
                                                                                     2005   1.359       1.498    --
 Travelers Equity Income Subaccount (5/03).......................................... 2006   1.262       1.324    --
                                                                                     2005   1.232       1.262    --
 Travelers Federated High Yield Subaccount (5/03)................................... 2006   1.164       1.192    --
                                                                                     2005   1.158       1.164    --
 Travelers Federated Stock Subaccount (6/03)........................................ 2006   1.271       1.314    --
                                                                                     2005   1.231       1.271    --
 Travelers Large Cap Subaccount (6/03).............................................. 2006   1.254       1.291    --
                                                                                     2005   1.177       1.254    --
 Travelers Managed Allocation Series: Aggressive Subaccount (5/05).................. 2006   1.097       1.165    --
                                                                                     2005   1.000       1.097    --
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................ 2006   1.028       1.030    --
                                                                                     2005   1.000       1.028    --
 Travelers Managed Allocation Series: Moderate Subaccount (5/05).................... 2006   1.064       1.101    --
                                                                                     2005   1.000       1.064    --
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)......... 2006   1.075       1.120    --
                                                                                     2005   1.000       1.075    --
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)....... 2006   1.044       1.063    --
                                                                                     2005   1.000       1.044    --
 Travelers Mercury Large Cap Core Subaccount (6/03)................................. 2006   1.355       1.437    --
                                                                                     2005   1.233       1.355    --
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (6/03)............................ 2006   1.313       1.387    --
                                                                                     2005   1.299       1.313    --
 Travelers MFS(Reg. TM) Total Return Subaccount (5/03).............................. 2006   1.170       1.206    --
                                                                                     2005   1.159       1.170    --
 Travelers MFS(Reg. TM) Value Subaccount (5/04)..................................... 2006   1.157       1.248    --
                                                                                     2005   1.108       1.157    --
 Travelers Mondrian International Stock Subaccount (6/03)........................... 2006   1.423       1.632    --
                                                                                     2005   1.325       1.423    --
 Travelers Pioneer Fund Subaccount (6/03)........................................... 2006   1.275       1.351    --
                                                                                     2005   1.227       1.275    --
 Travelers Pioneer Mid Cap Value Subaccount (5/05).................................. 2006   1.048       1.101    --
                                                                                     2005   1.000       1.048    --
 Travelers Pioneer Strategic Income Subaccount (5/04)............................... 2006   1.100       1.110    --
                                                                                     2005   1.082       1.100    --
 Travelers Quality Bond Subaccount (5/03)........................................... 2006   0.999       0.989    --
                                                                                     2005   1.003       0.999    --
 Travelers Strategic Equity Subaccount (6/03)....................................... 2006   1.233       1.285    --
                                                                                     2005   1.233       1.233    --
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)................... 2006   1.104       1.269    --
                                                                                     2005   1.000       1.104    --
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05).................... 2006   1.105       1.266    --
                                                                                     2005   1.000       1.105    --
 Travelers U.S. Government Securities Subaccount (5/04)............................. 2006   1.067       1.028    --
                                                                                     2005   1.044       1.067    --
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)....................... 2014   1.471       1.576    --

                 PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                           UNIT      UNIT     NUMBER OF
                                                                          VALUE      VALUE      UNITS
                                                                            AT        AT     OUTSTANDING
                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                   YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------- ------ ----------- -------- ------------
                                                                2013   1.264       1.471           --
                                                                2012   1.165       1.264           --
                                                                2011   1.188       1.165           --
                                                                2010   1.081       1.188           --
                                                                2009   0.898       1.081           --
                                                                2008   1.225       0.898           --
                                                                2007   1.127       1.225           --
                                                                2006   1.067       1.127           --
                                                                2005   1.043       1.067           --
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (6/03)............ 2009   0.916       0.887           --
                                                                2008   1.455       0.916       96,889
                                                                2007   1.520       1.455       96,889
                                                                2006   1.337       1.520       97,093
                                                                2005   1.310       1.337       84,129
 Van Kampen LIT Enterprise Subaccount (Class II) (6/03)........ 2009   0.779       0.797           --
                                                                2008   1.395       0.779           --
                                                                2007   1.266       1.395           --
                                                                2006   1.209       1.266           --
                                                                2005   1.144       1.209           --





                           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.05%
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (6/03)........ 2006   1.193       1.161            --
                                                                        2005   1.060       1.193        22,094
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (6/03).............. 2014   2.067       2.072     1,480,403
                                                                        2013   1.633       2.067     1,939,305
                                                                        2012   1.360       1.633     2,232,386
                                                                        2011   1.524       1.360     2,612,049
                                                                        2010   1.392       1.524     2,872,485
                                                                        2009   0.998       1.392     3,406,844
                                                                        2008   1.654       0.998     3,868,364
                                                                        2007   1.470       1.654     3,869,749
                                                                        2006   1.246       1.470     3,422,804
                                                                        2005   1.115       1.246     2,447,434
 American Funds Growth Subaccount (Class 2) (5/03)..................... 2014   1.771       1.882     3,669,986
                                                                        2013   1.389       1.771     4,800,377
                                                                        2012   1.203       1.389     5,358,140
                                                                        2011   1.283       1.203     6,046,677
                                                                        2010   1.103       1.283     6,769,675
                                                                        2009   0.808       1.103     7,352,364
                                                                        2008   1.471       0.808     7,628,848
                                                                        2007   1.337       1.471     7,630,777
                                                                        2006   1.238       1.337     8,366,738
                                                                        2005   1.088       1.238     6,930,184
 American Funds Growth-Income Subaccount (Class 2) (5/03).............. 2014   1.589       1.723     3,314,436
                                                                        2013   1.215       1.589     4,616,414
                                                                        2012   1.056       1.215     4,986,867
                                                                        2011   1.098       1.056     5,628,934
                                                                        2010   1.006       1.098     6,023,164
                                                                        2009   0.782       1.006     6,546,820
                                                                        2008   1.285       0.782     7,121,717
                                                                        2007   1.248       1.285     7,674,099
                                                                        2006   1.106       1.248     7,687,562
                                                                        2005   1.067       1.106     6,619,910
Capital Appreciation Fund
 Capital Appreciation Fund (6/03)...................................... 2006   1.356       1.340            --
                                                                        2005   1.171       1.356     1,176,891
Delaware VIP Trust

                            PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
 Delaware VIP REIT Subaccount (Standard Class) (6/03)................................ 2006   1.354       1.760            --
                                                                                      2005   1.290       1.354     1,488,230
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (5/03)......................... 2008   1.254       1.199            --
                                                                                      2007   1.195       1.254       285,423
                                                                                      2006   1.047       1.195       282,970
                                                                                      2005   1.024       1.047       269,573
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/03)................... 2008   1.006       0.948            --
                                                                                      2007   1.154       1.006     1,549,790
                                                                                      2006   1.136       1.154     1,471,395
                                                                                      2005   1.095       1.136     1,012,264
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (3/04).................. 2006   1.208       1.311            --
                                                                                      2005   1.119       1.208       901,142
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (1/04)................ 2006   1.209       1.346            --
                                                                                      2005   1.121       1.209       917,926
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/03)................ 2014   1.887       2.064     1,479,305
                                                                                      2013   1.470       1.887     1,951,659
                                                                                      2012   1.293       1.470     2,311,633
                                                                                      2011   1.357       1.293     2,680,741
                                                                                      2010   1.185       1.357     2,894,124
                                                                                      2009   0.893       1.185     3,195,329
                                                                                      2008   1.590       0.893     3,310,029
                                                                                      2007   1.384       1.590     3,428,176
                                                                                      2006   1.267       1.384     3,362,207
                                                                                      2005   1.109       1.267     2,591,826
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (7/03)....... 2014   1.960       2.125         3,467
                                                                                      2013   1.447       1.960         3,615
                                                                                      2012   1.209       1.447         3,899
                                                                                      2011   1.269       1.209         4,757
                                                                                      2010   1.098       1.269         4,944
                                                                                      2009   0.825       1.098         5,487
                                                                                      2008   1.436       0.825         6,152
                                                                                      2007   1.373       1.436        12,484
                                                                                      2006   1.232       1.373        12,409
                                                                                      2005   1.042       1.232        12,878
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/03)............................ 2014   2.354       2.446     1,723,675
                                                                                      2013   1.769       2.354     2,290,804
                                                                                      2012   1.576       1.769     2,584,984
                                                                                      2011   1.804       1.576     2,825,541
                                                                                      2010   1.433       1.804     2,961,443
                                                                                      2009   1.046       1.433     3,394,164
                                                                                      2008   1.768       1.046     3,738,049
                                                                                      2007   1.565       1.768     4,025,869
                                                                                      2006   1.421       1.565     4,371,181
                                                                                      2005   1.229       1.421     3,449,474
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (6/03)....................... 2006   1.194       1.384            --
                                                                                      2005   1.102       1.194     1,431,952
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (6/03)................. 2008   2.498       2.269            --
                                                                                      2007   1.980       2.498     1,308,808
                                                                                      2006   1.578       1.980     1,256,355
                                                                                      2005   1.264       1.578     1,089,482
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)............................ 2014   1.712       1.490       909,563
                                                                                      2013   1.421       1.712     1,274,261
                                                                                      2012   1.227       1.421     1,521,960
                                                                                      2011   1.401       1.227     1,699,662
                                                                                      2010   1.319       1.401     1,961,001
                                                                                      2009   0.982       1.319     2,165,533
                                                                                      2008   1.682       0.982     2,140,193
                                                                                      2007   1.487       1.682     2,156,235
                                                                                      2006   1.250       1.487     2,017,281
                                                                                      2005   1.158       1.250     1,677,141
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (6/03)...................... 2006   1.196       1.427            --
                                                                                      2005   1.121       1.196     1,763,327

                          PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
High Yield Bond Trust
 High Yield Bond Trust (6/04).................................................... 2006   1.070       1.092            --
                                                                                  2005   1.078       1.070     1,679,828
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (6/03)......................... 2006   1.129       1.164            --
                                                                                  2005   1.070       1.129            --
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/03)............. 2010   1.217       1.232            --
                                                                                  2009   0.989       1.217            --
                                                                                  2008   1.422       0.989            --
                                                                                  2007   1.193       1.422            --
                                                                                  2006   1.145       1.193            --
                                                                                  2005   1.040       1.145            --
 Janus Aspen Global Research Subaccount (Service Shares) (6/03).................. 2008   1.394       1.311            --
                                                                                  2007   1.301       1.394            --
                                                                                  2006   1.126       1.301            --
                                                                                  2005   1.089       1.126            --
 Janus Aspen Global Technology Subaccount (Service Shares) (5/03)................ 2011   1.492       1.595            --
                                                                                  2010   1.224       1.492       126,074
                                                                                  2009   0.797       1.224       133,304
                                                                                  2008   1.451       0.797       180,214
                                                                                  2007   1.217       1.451       164,752
                                                                                  2006   1.152       1.217        78,955
                                                                                  2005   1.054       1.152        86,738
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (6/03)................................... 2006   1.149       1.284            --
                                                                                  2005   1.128       1.149       665,019
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)....... 2014   1.942       2.290       406,953
                                                                                  2013   1.341       1.942       584,831
                                                                                  2012   1.153       1.341       653,001
                                                                                  2011   1.149       1.153       914,684
                                                                                  2010   0.938       1.149     1,080,768
                                                                                  2009   0.711       0.938     1,176,257
                                                                                  2008   1.218       0.711     1,353,443
                                                                                  2007   1.267       1.218     1,377,455
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)........... 2014   1.493       1.499            --
                                                                                  2013   1.153       1.493       179,409
                                                                                  2012   1.024       1.153       286,567
                                                                                  2011   1.114       1.024       337,799
                                                                                  2010   0.975       1.114       362,923
                                                                                  2009   0.769       0.975       382,158
                                                                                  2008   1.238       0.769       417,825
                                                                                  2007   1.297       1.238       465,377
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)............ 2014   1.696       1.844        44,358
                                                                                  2013   1.332       1.696        84,076
                                                                                  2012   1.172       1.332        76,764
                                                                                  2011   1.166       1.172        79,489
                                                                                  2010   1.057       1.166        81,169
                                                                                  2009   0.884       1.057        80,730
                                                                                  2008   1.276       0.884        82,844
                                                                                  2007   1.236       1.276        92,312
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)........ 2014   1.539       1.719        80,869
                                                                                  2013   1.140       1.539       182,030
                                                                                  2012   0.967       1.140       219,339
                                                                                  2011   0.993       0.967       252,365
                                                                                  2010   0.923       0.993       264,814
                                                                                  2009   0.662       0.923       266,162
                                                                                  2008   1.077       0.662       268,783
                                                                                  2007   1.079       1.077       267,544
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (6/03)......... 2014   1.671       1.829       294,782

                         PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                 2013   1.288       1.671       357,310
                                                                                 2012   1.129       1.288       370,291
                                                                                 2011   1.098       1.129       441,080
                                                                                 2010   1.024       1.098       463,572
                                                                                 2009   0.839       1.024       470,253
                                                                                 2008   1.331       0.839       468,753
                                                                                 2007   1.308       1.331       549,385
                                                                                 2006   1.129       1.308       531,050
                                                                                 2005   1.081       1.129       252,372
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (6/03)....... 2014   2.384       2.431       303,458
                                                                                 2013   1.655       2.384       381,114
                                                                                 2012   1.415       1.655       439,376
                                                                                 2011   1.424       1.415       536,498
                                                                                 2010   1.161       1.424       557,714
                                                                                 2009   0.830       1.161       659,811
                                                                                 2008   1.429       0.830       686,747
                                                                                 2007   1.326       1.429       675,600
                                                                                 2006   1.200       1.326       698,488
                                                                                 2005   1.168       1.200       648,799
 LMPVET Equity Index Subaccount (Class II) (5/03)............................... 2009   0.777       0.755            --
                                                                                 2008   1.269       0.777     1,662,680
                                                                                 2007   1.234       1.269     1,701,241
                                                                                 2006   1.094       1.234     1,787,149
                                                                                 2005   1.072       1.094     1,778,795
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (11/03)........ 2011   0.965       0.952            --
                                                                                 2010   0.902       0.965       462,714
                                                                                 2009   0.784       0.902       473,513
                                                                                 2008   1.015       0.784       471,941
                                                                                 2007   1.022       1.015       559,477
                                                                                 2006   1.002       1.022       629,039
                                                                                 2005   0.999       1.002       584,191
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (6/03)..................................... 2007   1.249       1.309            --
                                                                                 2006   1.079       1.249       609,853
                                                                                 2005   1.059       1.079       552,573
 LMPVPI Large Cap Growth Subaccount (Class I) (6/03)............................ 2007   1.045       1.087            --
                                                                                 2006   1.023       1.045       334,491
                                                                                 2005   0.992       1.023       302,703
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (6/03).......................... 2007   1.237       1.279            --
                                                                                 2006   1.137       1.237     1,696,269
                                                                                 2005   1.056       1.137     1,652,019
 LMPVPII Growth and Income Subaccount (Class I) (7/03).......................... 2007   1.193       1.244            --
                                                                                 2006   1.083       1.193       134,641
                                                                                 2005   1.067       1.083       127,168
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (6/03)..................... 2007   1.280       1.328            --
                                                                                 2006   1.114       1.280     2,895,639
                                                                                 2005   1.101       1.114     2,465,777
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03)......................... 2007   1.355       1.492            --
                                                                                 2006   1.233       1.355     1,638,645
                                                                                 2005   1.162       1.233     1,646,916
Managed Assets Trust
 Managed Assets Trust (5/04).................................................... 2006   1.092       1.125            --
                                                                                 2005   1.073       1.092       457,636
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06).................... 2008   1.328       1.278            --
                                                                                 2007   1.278       1.328       398,377
                                                                                 2006   1.346       1.278       374,224
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *........................ 2014   1.781       1.806     1,026,188

                      PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2013   1.654       1.781     1,234,209
                                                                          2012   1.444       1.654     1,333,687
                                                                          2011   1.437       1.444     1,480,432
                                                                          2010   1.262       1.437     1,566,878
                                                                          2009   0.874       1.262     1,794,506
                                                                          2008   1.175       0.874     2,008,039
                                                                          2007   1.168       1.175     2,578,175
                                                                          2006   1.111       1.168       597,716
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............. 2014   1.023       1.140       886,293
                                                                          2013   1.007       1.023     1,215,972
                                                                          2012   0.814       1.007     1,236,261
                                                                          2011   0.877       0.814     1,429,434
                                                                          2010   0.770       0.877     1,798,332
                                                                          2009   0.581       0.770     2,034,861
                                                                          2008   1.015       0.581     2,226,372
                                                                          2007   1.216       1.015     2,315,406
                                                                          2006   1.003       1.216     2,602,053
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....... 2014   2.078       2.161            --
                                                                          2013   1.643       2.078       619,444
                                                                          2012   1.365       1.643       692,048
                                                                          2011   1.503       1.365       820,932
                                                                          2010   1.399       1.503       980,337
                                                                          2009   0.997       1.399     1,028,462
                                                                          2008   1.751       0.997     1,170,190
                                                                          2007   1.370       1.751     1,153,308
                                                                          2006   1.340       1.370     1,349,965
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).......... 2014   2.154       2.417       475,381
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *......... 2014   2.086       1.931       343,747
                                                                          2013   1.628       2.086       471,457
                                                                          2012   1.283       1.628       488,323
                                                                          2011   1.523       1.283       521,034
                                                                          2010   1.332       1.523       556,598
                                                                          2009   0.875       1.332       513,486
                                                                          2008   1.506       0.875       649,249
                                                                          2007   1.551       1.506       655,318
                                                                          2006   1.411       1.551       658,036
 MIST Invesco Comstock Subaccount (Class B) (5/09)....................... 2014   1.648       1.765     1,279,045
                                                                          2013   1.242       1.648     1,001,777
                                                                          2012   1.070       1.242     1,184,081
                                                                          2011   1.108       1.070     1,503,272
                                                                          2010   0.985       1.108     1,625,658
                                                                          2009   0.792       0.985     1,826,382
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *................ 2014   1.303       1.400       656,447
                                                                          2013   1.021       1.303     1,047,871
                                                                          2012   0.909       1.021     1,203,832
                                                                          2011   0.963       0.909     1,327,691
                                                                          2010   0.783       0.963     1,550,510
                                                                          2009   0.632       0.783     1,846,360
                                                                          2008   1.053       0.632     1,974,778
                                                                          2007   1.069       1.053     2,083,924
                                                                          2006   0.964       1.069        37,558
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)............... 2014   2.085       2.209        36,358
                                                                          2013   1.514       2.085        60,580
                                                                          2012   1.304       1.514        56,276
                                                                          2011   1.342       1.304        55,365
                                                                          2010   1.083       1.342        58,071
                                                                          2009   0.824       1.083        71,097
                                                                          2008   1.370       0.824        75,328
                                                                          2007   1.255       1.370        77,035
                                                                          2006   1.269       1.255        22,821
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)............... 2014   1.844       1.891        34,984

                        PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2013   1.412       1.844        34,484
                                                                               2012   1.247       1.412        33,707
                                                                               2011   1.416       1.247        40,574
                                                                               2010   1.209       1.416        32,072
                                                                               2009   0.956       1.209        28,271
                                                                               2008   1.305       0.956        20,778
                                                                               2007   1.345       1.305        21,288
                                                                               2006   1.266       1.345        30,034
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06).......... 2009   0.905       0.893            --
                                                                               2008   1.235       0.905       819,159
                                                                               2007   1.186       1.235       808,668
                                                                               2006   1.125       1.186       553,746
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06).................. 2014   1.717       1.768       349,060
                                                                               2013   1.620       1.717       385,543
                                                                               2012   1.461       1.620       422,819
                                                                               2011   1.423       1.461       460,150
                                                                               2010   1.283       1.423       696,118
                                                                               2009   0.955       1.283       374,879
                                                                               2008   1.195       0.955       445,126
                                                                               2007   1.142       1.195       448,164
                                                                               2006   1.093       1.142       389,792
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)................ 2009   0.726       0.689            --
                                                                               2008   1.292       0.726       460,310
                                                                               2007   1.178       1.292       442,177
                                                                               2006   1.197       1.178       427,187
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)................ 2014   1.216       1.252       148,243
                                                                               2013   0.958       1.216       236,863
                                                                               2012   0.838       0.958       313,512
                                                                               2011   0.983       0.838       326,120
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................... 2014   1.304       1.299     1,716,036
                                                                               2013   1.005       1.304     2,258,127
                                                                               2012   0.869       1.005     2,673,185
                                                                               2011   0.975       0.869     3,033,054
                                                                               2010   0.830       0.975     3,383,972
                                                                               2009   0.670       0.830     3,792,988
                                                                               2008   0.974       0.670     4,024,446
                                                                               2007   1.026       0.974     5,073,874
                                                                               2006   1.003       1.026     2,539,054
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)........ 2014   1.797       1.646     1,372,884
                                                                               2013   1.930       1.797       943,543
                                                                               2012   1.657       1.930       904,204
                                                                               2011   2.081       1.657       962,996
                                                                               2010   1.718       2.081       989,469
                                                                               2009   1.038       1.718     1,094,839
                                                                               2008   2.272       1.038     1,297,575
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2014   1.669       1.521       564,463
                                                                               2013   1.428       1.669       577,341
                                                                               2012   1.249       1.428       644,823
                                                                               2011   1.428       1.249       742,717
                                                                               2010   1.308       1.428       806,057
                                                                               2009   1.015       1.308       899,599
                                                                               2008   1.798       1.015       818,702
                                                                               2007   1.717       1.798        63,623
 MIST MLA Mid Cap Subaccount (Class A) (4/08)................................. 2013   1.254       1.358            --
                                                                               2012   1.213       1.254       254,001
                                                                               2011   1.305       1.213       290,789
                                                                               2010   1.080       1.305       298,228
                                                                               2009   0.804       1.080       316,927
                                                                               2008   1.276       0.804       330,311
 MIST MLA Mid Cap Subaccount (Class B) (4/07)................................. 2013   1.038       1.123            --
                                                                               2012   1.006       1.038       305,079
                                                                               2011   1.084       1.006       411,374
                                                                               2010   0.901       1.084       344,056
                                                                               2009   0.672       0.901       471,353
                                                                               2008   1.112       0.672       476,038
                                                                               2007   1.259       1.112       158,062
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *................. 2014   1.311       1.312     1,529,321

                      PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2013   1.053       1.311     2,018,366
                                                                          2012   0.887       1.053     2,125,285
                                                                          2011   0.988       0.887     2,402,003
                                                                          2010   0.870       0.988     2,643,380
                                                                          2009   0.635       0.870     2,880,492
                                                                          2008   1.091       0.635     3,261,405
                                                                          2007   1.048       1.091     3,475,687
                                                                          2006   0.996       1.048     3,543,586
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *....... 2014   1.334       1.348     1,205,084
                                                                          2013   1.496       1.334     1,743,998
                                                                          2012   1.397       1.496     1,792,682
                                                                          2011   1.279       1.397     1,758,700
                                                                          2010   1.209       1.279     1,877,063
                                                                          2009   1.042       1.209     1,605,253
                                                                          2008   1.139       1.042     1,601,290
                                                                          2007   1.079       1.139     1,975,883
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2014   1.480       1.510     3,622,587
                                                                          2013   1.540       1.480     4,949,917
                                                                          2012   1.438       1.540     5,458,014
                                                                          2011   1.423       1.438     5,532,907
                                                                          2010   1.343       1.423     4,464,553
                                                                          2009   1.209       1.343     4,804,848
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2014   1.595       1.738       146,451
                                                                          2013   1.224       1.595       154,512
                                                                          2012   1.130       1.224       161,255
                                                                          2011   1.208       1.130       169,526
                                                                          2010   1.061       1.208       170,942
                                                                          2009   0.874       1.061       161,052
                                                                          2008   1.328       0.874       196,929
                                                                          2007   1.291       1.328       205,133
                                                                          2006   1.205       1.291       203,966
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.155       1.273            --
                                                                          2006   1.101       1.155       141,109
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2014   1.691       1.733     1,623,206
                                                                          2013   1.700       1.691     1,995,330
                                                                          2012   1.555       1.700     2,029,783
                                                                          2011   1.531       1.555     2,129,139
                                                                          2010   1.393       1.531     2,196,655
                                                                          2009   1.068       1.393     2,292,609
                                                                          2008   1.222       1.068     2,537,774
                                                                          2007   1.170       1.222     2,870,206
                                                                          2006   1.133       1.170     3,032,011
 MIST RCM Technology Subaccount (Class B) (5/11)......................... 2013   1.406       1.467            --
                                                                          2012   1.280       1.406        95,700
                                                                          2011   1.588       1.280       142,220
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2014   1.294       1.436     2,002,123
                                                                          2013   0.988       1.294     3,673,400
                                                                          2012   0.855       0.988     3,990,959
                                                                          2011   0.909       0.855     4,560,706
                                                                          2010   0.793       0.909     5,475,523
                                                                          2009   0.683       0.793     5,861,192
                                                                          2008   1.094       0.683     6,465,586
                                                                          2007   1.074       1.094     7,175,494
                                                                          2006   1.001       1.074     4,279,681
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2014   1.501       1.633       136,583
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)................. 2007   1.384       1.449            --
                                                                          2006   1.310       1.384       921,759
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)................. 2014   1.638       1.823       414,433
                                                                          2013   1.246       1.638       599,534
                                                                          2012   1.121       1.246       662,464
                                                                          2011   1.142       1.121       717,999
                                                                          2010   1.035       1.142       850,588
                                                                          2009   0.886       1.035       797,284
                                                                          2008   1.443       0.886       788,207
                                                                          2007   1.436       1.443       930,515
Metropolitan Series Fund

                     PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)................. 2014   1.264       1.327     1,076,600
                                                                        2013   1.301       1.264     1,148,214
                                                                        2012   1.234       1.301     1,146,666
                                                                        2011   1.182       1.234     1,061,286
                                                                        2010   1.114       1.182     1,527,419
                                                                        2009   1.039       1.114     1,270,284
                                                                        2008   1.098       1.039     1,310,534
                                                                        2007   1.054       1.098     1,803,466
                                                                        2006   1.018       1.054     1,254,251
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2014   1.327       1.416       523,869
                                                                        2013   1.009       1.327     1,128,945
                                                                        2012   0.901       1.009     1,266,767
                                                                        2011   1.010       0.901     1,420,527
                                                                        2010   0.860       1.010     1,576,099
                                                                        2009   0.685       0.860     1,835,589
 MSF BlackRock Money Market Subaccount (Class A) (4/06)................ 2014   0.969       0.949     4,193,264
                                                                        2013   0.989       0.969     4,648,465
                                                                        2012   1.010       0.989     4,464,575
                                                                        2011   1.031       1.010     4,936,230
                                                                        2010   1.052       1.031     4,377,837
                                                                        2009   1.069       1.052     6,208,533
                                                                        2008   1.061       1.069     6,064,712
                                                                        2007   1.031       1.061     4,327,560
                                                                        2006   1.011       1.031     3,617,525
 MSF FI Large Cap Subaccount (Class A) (4/06).......................... 2009   0.640       0.667            --
                                                                        2008   1.184       0.640     1,494,816
                                                                        2007   1.163       1.184     1,531,523
                                                                        2006   1.151       1.163     1,588,244
 MSF FI Value Leaders Subaccount (Class D) (4/06)...................... 2013   1.028       1.130            --
                                                                        2012   0.907       1.028       729,267
                                                                        2011   0.988       0.907       775,303
                                                                        2010   0.881       0.988       835,687
                                                                        2009   0.739       0.881     1,070,794
                                                                        2008   1.236       0.739     1,065,755
                                                                        2007   1.212       1.236     1,175,885
                                                                        2006   1.185       1.212     1,127,351
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)............... 2014   1.547       1.683       147,322
                                                                        2013   1.190       1.547       262,991
                                                                        2012   1.096       1.190       326,432
                                                                        2011   1.155       1.096       340,343
                                                                        2010   1.023       1.155       369,295
                                                                        2009   0.700       1.023       394,854
                                                                        2008   1.317       0.700       440,572
                                                                        2007   1.116       1.317       400,200
                                                                        2006   1.147       1.116       472,077
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)......... 2011   0.911       0.986            --
                                                                        2010   0.804       0.911       380,662
                                                                        2009   0.624       0.804       397,181
                                                                        2008   1.069       0.624       399,913
                                                                        2007   1.057       1.069       519,603
                                                                        2006   1.002       1.057       706,237
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06)........... 2014   1.269       1.299     1,128,769
                                                                        2013   1.242       1.269     1,432,318
                                                                        2012   1.161       1.242     2,163,806
                                                                        2011   1.148       1.161     1,982,968
                                                                        2010   1.065       1.148     1,996,981
                                                                        2009   0.902       1.065     2,031,931
                                                                        2008   1.075       0.902     1,776,602
                                                                        2007   1.040       1.075     1,619,797
                                                                        2006   1.001       1.040     1,629,306
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06)........... 2014   1.283       1.319     1,989,660

                     PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2013   1.181       1.283      1,912,429
                                                                        2012   1.081       1.181      1,483,922
                                                                        2011   1.092       1.081      1,195,959
                                                                        2010   1.000       1.092      1,142,078
                                                                        2009   0.825       1.000      1,151,609
                                                                        2008   1.074       0.825      1,248,009
                                                                        2007   1.046       1.074      1,473,563
                                                                        2006   1.002       1.046      1,126,245
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06)........... 2014   1.280       1.317     10,719,815
                                                                        2013   1.107       1.280      3,846,106
                                                                        2012   0.998       1.107      3,521,658
                                                                        2011   1.033       0.998      3,947,315
                                                                        2010   0.931       1.033      4,201,961
                                                                        2009   0.751       0.931      4,112,266
                                                                        2008   1.075       0.751      4,268,478
                                                                        2007   1.051       1.075      4,727,370
                                                                        2006   1.002       1.051      4,608,518
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06)........... 2014   1.260       1.299      4,585,211
                                                                        2013   1.034       1.260      1,044,081
                                                                        2012   0.915       1.034      1,059,599
                                                                        2011   0.971       0.915      1,121,466
                                                                        2010   0.864       0.971      1,344,374
                                                                        2009   0.683       0.864      1,783,150
                                                                        2008   1.074       0.683      1,984,349
                                                                        2007   1.056       1.074      3,042,363
                                                                        2006   1.002       1.056      2,661,428
 MSF MetLife Stock Index Subaccount (Class B) (5/09)................... 2014   1.440       1.596        944,536
                                                                        2013   1.116       1.440      1,224,084
                                                                        2012   0.987       1.116      1,415,781
                                                                        2011   0.991       0.987      1,594,495
                                                                        2010   0.884       0.991      2,213,548
                                                                        2009   0.721       0.884      2,295,293
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............. 2014   1.498       1.592      2,280,586
                                                                        2013   1.288       1.498      2,940,831
                                                                        2012   1.181       1.288      3,068,160
                                                                        2011   1.179       1.181      3,418,569
                                                                        2010   1.095       1.179      3,806,803
                                                                        2009   0.945       1.095      4,242,539
                                                                        2008   1.241       0.945      4,744,697
                                                                        2007   1.216       1.241      5,727,520
                                                                        2006   1.141       1.216      5,376,250
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06).................... 2014   1.891       2.053        948,500
                                                                        2013   1.422       1.891      1,473,668
                                                                        2012   1.245       1.422      1,158,175
                                                                        2011   1.260       1.245      1,305,390
                                                                        2010   1.154       1.260      1,532,617
                                                                        2009   0.975       1.154      1,651,085
                                                                        2008   1.475       0.975      1,891,735
                                                                        2007   1.399       1.475      2,090,425
                                                                        2006   1.270       1.399      1,760,576
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13).............. 2014   1.702       1.667        174,970
                                                                        2013   1.367       1.702        214,812
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13).............. 2014   1.406       1.373        248,703
                                                                        2013   1.131       1.406        311,480
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........ 2014   1.585       1.690         96,430
                                                                        2013   1.166       1.585        168,138
                                                                        2012   1.003       1.166         47,741
                                                                        2011   1.038       1.003         89,453
                                                                        2010   0.907       1.038         93,124
                                                                        2009   0.647       0.907        107,698
                                                                        2008   1.139       0.647         88,269
                                                                        2007   1.066       1.139        101,732
                                                                        2006   0.998       1.066         26,363
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........ 2014   1.965       2.053        732,633

                          PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2013   1.391       1.965       956,416
                                                                                   2012   1.225       1.391     1,050,417
                                                                                   2011   1.233       1.225     1,221,513
                                                                                   2010   0.934       1.233     1,273,867
                                                                                   2009   0.688       0.934     1,433,813
                                                                                   2008   1.050       0.688     1,522,492
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2007   1.157       1.199            --
                                                                                   2006   1.092       1.157     1,967,121
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2014   1.186       1.197       685,175
                                                                                   2013   1.218       1.186     1,035,324
                                                                                   2012   1.201       1.218     1,125,259
                                                                                   2011   1.160       1.201     1,201,902
                                                                                   2010   1.117       1.160     1,236,617
                                                                                   2009   1.092       1.117     1,329,086
                                                                                   2008   1.117       1.092     1,362,887
                                                                                   2007   1.091       1.117     1,626,772
                                                                                   2006   1.057       1.091     1,694,959
 MSF WMC Balanced Subaccount (Class A) (5/09)..................................... 2014   1.491       1.615       530,160
                                                                                   2013   1.262       1.491       597,763
                                                                                   2012   1.146       1.262       610,589
                                                                                   2011   1.127       1.146       634,175
                                                                                   2010   1.049       1.127       642,945
                                                                                   2009   0.907       1.049       721,694
 MSF WMC Core Equity Opportunities Subaccount (Class A) (4/08).................... 2014   1.420       1.539        84,372
                                                                                   2013   1.084       1.420       178,885
                                                                                   2012   0.980       1.084       207,702
                                                                                   2011   1.043       0.980       244,884
                                                                                   2010   0.950       1.043       311,773
                                                                                   2009   0.735       0.950       320,611
                                                                                   2008   1.194       0.735       307,581
Money Market Portfolio
 Money Market Subaccount (5/03)................................................... 2006   1.004       1.011            --
                                                                                   2005   0.996       1.004     1,698,242
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (6/04)................... 2006   1.103       1.164            --
                                                                                   2005   1.064       1.103     1,603,777
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (6/03)................... 2007   1.055       1.075            --
                                                                                   2006   1.069       1.055     1,899,386
                                                                                   2005   1.069       1.069     1,591,187
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/03).................. 2009   1.168       1.205            --
                                                                                   2008   1.138       1.168     4,181,671
                                                                                   2007   1.068       1.138     5,335,536
                                                                                   2006   1.050       1.068     5,477,660
                                                                                   2005   1.046       1.050     4,662,090
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/03)...................... 2007   1.597       1.726            --
                                                                                   2006   1.276       1.597            --
                                                                                   2005   1.161       1.276            --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/03)........................... 2007   1.440       1.536            --
                                                                                   2006   1.253       1.440     2,066,452
                                                                                   2005   1.195       1.253     1,902,274
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/03)............................. 2006   1.125       1.197            --
                                                                                   2005   1.056       1.125       409,708
 Travelers Convertible Securities Subaccount (6/03)............................... 2006   1.027       1.093            --
                                                                                   2005   1.044       1.027       209,373
 Travelers Disciplined Mid Cap Stock Subaccount (6/03)............................ 2006   1.234       1.346            --
                                                                                   2005   1.121       1.234       279,051
 Travelers Equity Income Subaccount (5/03)........................................ 2006   1.130       1.185            --
                                                                                   2005   1.104       1.130     1,007,488
 Travelers Federated High Yield Subaccount (5/03)................................. 2006   1.085       1.111            --
                                                                                   2005   1.080       1.085       598,612

                           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                                UNIT      UNIT     NUMBER OF
                                                                                               VALUE      VALUE      UNITS
                                                                                                 AT        AT     OUTSTANDING
                                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                                        YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------ ------ ----------- -------- ------------
 Travelers Federated Stock Subaccount (6/03)........................................ 2006   1.116       1.153            --
                                                                                     2005   1.081       1.116         3,957
 Travelers Large Cap Subaccount (6/03).............................................. 2006   1.118       1.151            --
                                                                                     2005   1.050       1.118     1,418,767
 Travelers Managed Allocation Series: Aggressive Subaccount (5/05).................. 2006   1.097       1.165            --
                                                                                     2005   1.000       1.097       489,349
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................ 2006   1.028       1.030            --
                                                                                     2005   1.000       1.028       955,740
 Travelers Managed Allocation Series: Moderate Subaccount (5/05).................... 2006   1.064       1.100            --
                                                                                     2005   1.000       1.064     3,453,005
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)......... 2006   1.074       1.119            --
                                                                                     2005   1.000       1.074     1,815,494
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)....... 2006   1.044       1.063            --
                                                                                     2005   1.000       1.044       312,401
 Travelers Mercury Large Cap Core Subaccount (6/03)................................. 2006   1.236       1.310            --
                                                                                     2005   1.126       1.236       735,211
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (6/03)............................ 2006   1.086       1.147            --
                                                                                     2005   1.075       1.086       488,365
 Travelers MFS(Reg. TM) Total Return Subaccount (5/03).............................. 2006   1.107       1.141            --
                                                                                     2005   1.097       1.107     4,467,136
 Travelers MFS(Reg. TM) Value Subaccount (5/04)..................................... 2006   1.177       1.270            --
                                                                                     2005   1.128       1.177     1,369,480
 Travelers Mondrian International Stock Subaccount (6/03)........................... 2006   1.231       1.411            --
                                                                                     2005   1.147       1.231       329,605
 Travelers Pioneer Fund Subaccount (6/03)........................................... 2006   1.137       1.205            --
                                                                                     2005   1.095       1.137       230,822
 Travelers Pioneer Mid Cap Value Subaccount (5/05).................................. 2006   1.047       1.101            --
                                                                                     2005   1.000       1.047       110,831
 Travelers Pioneer Strategic Income Subaccount (5/04)............................... 2006   1.123       1.133            --
                                                                                     2005   1.106       1.123     2,170,620
 Travelers Quality Bond Subaccount (5/03)........................................... 2006   1.029       1.018            --
                                                                                     2005   1.033       1.029     1,124,066
 Travelers Strategic Equity Subaccount (6/03)....................................... 2006   1.099       1.145            --
                                                                                     2005   1.100       1.099       119,498
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)................... 2006   1.104       1.269            --
                                                                                     2005   1.000       1.104        18,713
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05).................... 2006   1.105       1.266            --
                                                                                     2005   1.000       1.105         6,935
 Travelers U.S. Government Securities Subaccount (5/04)............................. 2006   1.098       1.057            --
                                                                                     2005   1.074       1.098     1,533,044
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)....................... 2014   1.512       1.619        48,964
                                                                                     2013   1.300       1.512        78,750
                                                                                     2012   1.199       1.300        82,793
                                                                                     2011   1.224       1.199        81,916
                                                                                     2010   1.114       1.224        97,012
                                                                                     2009   0.925       1.114       105,126
                                                                                     2008   1.263       0.925        95,379
                                                                                     2007   1.162       1.263       102,530
                                                                                     2006   1.102       1.162       101,380
                                                                                     2005   1.077       1.102        68,550
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (6/03)................................. 2009   0.791       0.766            --
                                                                                     2008   1.257       0.791     2,287,184
                                                                                     2007   1.314       1.257     2,515,110
                                                                                     2006   1.156       1.314     2,548,452
                                                                                     2005   1.133       1.156     2,545,186
 Van Kampen LIT Enterprise Subaccount (Class II) (6/03)............................. 2009   0.706       0.722            --

PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.05%
                       (CONTINUED)
                            UNIT      UNIT     NUMBER OF
                           VALUE      VALUE      UNITS
                             AT        AT     OUTSTANDING
                         BEGINNING   END OF       AT
PORTFOLIO NAME    YEAR    OF YEAR     YEAR    END OF YEAR
---------------- ------ ----------- -------- ------------
                 2008   1.266       0.706    --
                 2007   1.149       1.266    --
                 2006   1.098       1.149    --
                 2005   1.039       1.098    --





                            PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.10%
                                                                                      UNIT      UNIT     NUMBER OF
                                                                                     VALUE      VALUE      UNITS
                                                                                       AT        AT     OUTSTANDING
                                                                                   BEGINNING   END OF       AT
PORTFOLIO NAME                                                              YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------- ------ ----------- -------- ------------
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (6/03)........... 2006   1.363       1.326            --
                                                                           2005   1.212       1.363       343,834
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (6/03)................. 2014   2.697       2.702       785,784
                                                                           2013   2.132       2.697     1,059,015
                                                                           2012   1.777       2.132     1,247,605
                                                                           2011   1.992       1.777     1,532,422
                                                                           2010   1.820       1.992     1,963,986
                                                                           2009   1.306       1.820     2,113,567
                                                                           2008   2.165       1.306     2,246,236
                                                                           2007   1.925       2.165     2,321,629
                                                                           2006   1.633       1.925     2,424,248
                                                                           2005   1.461       1.633     2,421,457
 American Funds Growth Subaccount (Class 2) (5/03)........................ 2014   2.240       2.380     2,921,243
                                                                           2013   1.758       2.240     3,924,577
                                                                           2012   1.523       1.758     4,927,164
                                                                           2011   1.625       1.523     5,758,110
                                                                           2010   1.398       1.625     6,547,034
                                                                           2009   1.024       1.398     7,093,555
                                                                           2008   1.867       1.024     7,718,571
                                                                           2007   1.697       1.867     8,017,365
                                                                           2006   1.573       1.697     8,919,985
                                                                           2005   1.382       1.573     8,936,004
 American Funds Growth-Income Subaccount (Class 2) (5/03)................. 2014   2.008       2.175     3,093,377
                                                                           2013   1.536       2.008     4,205,161
                                                                           2012   1.335       1.536     5,010,171
                                                                           2011   1.389       1.335     5,965,387
                                                                           2010   1.273       1.389     7,236,668
                                                                           2009   0.990       1.273     7,607,627
                                                                           2008   1.627       0.990     8,468,501
                                                                           2007   1.582       1.627     9,041,374
                                                                           2006   1.403       1.582     9,635,934
                                                                           2005   1.353       1.403     9,693,323
Capital Appreciation Fund
 Capital Appreciation Fund (6/03)......................................... 2006   1.642       1.622            --
                                                                           2005   1.419       1.642       741,870
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (6/03)..................... 2006   1.701       2.209            --
                                                                           2005   1.621       1.701     2,087,208
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (5/03).............. 2008   1.468       1.403            --
                                                                           2007   1.400       1.468       310,671
                                                                           2006   1.227       1.400       339,545
                                                                           2005   1.201       1.227       322,564
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/03)........ 2008   1.279       1.206            --
                                                                           2007   1.469       1.279     1,710,107
                                                                           2006   1.446       1.469     1,890,021
                                                                           2005   1.395       1.446     2,001,004
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (3/04)....... 2006   1.301       1.412            --
                                                                           2005   1.206       1.301     2,614,343

                            PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (1/04)................ 2006   1.298       1.445            --
                                                                                      2005   1.204       1.298     1,534,424
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/03)................ 2014   2.360       2.580     1,235,015
                                                                                      2013   1.840       2.360     1,564,779
                                                                                      2012   1.618       1.840     2,154,774
                                                                                      2011   1.700       1.618     2,381,921
                                                                                      2010   1.485       1.700     2,582,351
                                                                                      2009   1.119       1.485     2,732,046
                                                                                      2008   1.994       1.119     3,075,786
                                                                                      2007   1.736       1.994     3,515,653
                                                                                      2006   1.591       1.736     3,315,493
                                                                                      2005   1.393       1.591     3,246,857
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (7/03)....... 2014   2.195       2.378        71,074
                                                                                      2013   1.621       2.195        71,994
                                                                                      2012   1.354       1.621        73,392
                                                                                      2011   1.422       1.354       114,920
                                                                                      2010   1.231       1.422       123,556
                                                                                      2009   0.926       1.231       126,613
                                                                                      2008   1.612       0.926       134,916
                                                                                      2007   1.543       1.612       161,283
                                                                                      2006   1.384       1.543       195,010
                                                                                      2005   1.171       1.384       180,171
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/03)............................ 2014   3.272       3.398     1,005,158
                                                                                      2013   2.460       3.272     1,285,303
                                                                                      2012   2.193       2.460     1,531,778
                                                                                      2011   2.512       2.193     1,810,500
                                                                                      2010   1.995       2.512     2,333,813
                                                                                      2009   1.458       1.995     2,559,728
                                                                                      2008   2.465       1.458     2,866,645
                                                                                      2007   2.183       2.465     3,059,518
                                                                                      2006   1.983       2.183     3,019,813
                                                                                      2005   1.716       1.983     3,083,672
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (6/03)....................... 2006   1.436       1.665            --
                                                                                      2005   1.327       1.436     1,605,512
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (6/03)................. 2008   3.552       3.227            --
                                                                                      2007   2.817       3.552     1,164,679
                                                                                      2006   2.246       2.817     1,177,668
                                                                                      2005   1.800       2.246     1,082,179
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)............................ 2014   2.277       1.981     1,025,585
                                                                                      2013   1.891       2.277     1,323,571
                                                                                      2012   1.633       1.891     1,487,788
                                                                                      2011   1.867       1.633     1,773,593
                                                                                      2010   1.758       1.867     1,936,899
                                                                                      2009   1.310       1.758     2,042,661
                                                                                      2008   2.244       1.310     2,369,655
                                                                                      2007   1.985       2.244     2,543,699
                                                                                      2006   1.669       1.985     2,903,825
                                                                                      2005   1.547       1.669     2,796,139
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (6/03)...................... 2006   1.602       1.911            --
                                                                                      2005   1.503       1.602     2,824,330
High Yield Bond Trust
 High Yield Bond Trust (6/04)........................................................ 2006   1.051       1.073            --
                                                                                      2005   1.059       1.051       807,731
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (6/03)............................. 2006   1.219       1.257            --
                                                                                      2005   1.156       1.219       183,354
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/03)................. 2010   1.550       1.569            --
                                                                                      2009   1.260       1.550       157,600
                                                                                      2008   1.813       1.260       164,954
                                                                                      2007   1.521       1.813       179,838
                                                                                      2006   1.461       1.521       221,719
                                                                                      2005   1.328       1.461       225,844
 Janus Aspen Global Research Subaccount (Service Shares) (6/03)...................... 2008   1.635       1.538            --

                          PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2007   1.527       1.635       170,072
                                                                                  2006   1.322       1.527       169,546
                                                                                  2005   1.279       1.322       184,033
 Janus Aspen Global Technology Subaccount (Service Shares) (5/03)................ 2011   1.919       2.051            --
                                                                                  2010   1.576       1.919       544,186
                                                                                  2009   1.026       1.576       592,901
                                                                                  2008   1.869       1.026       596,411
                                                                                  2007   1.569       1.869       601,276
                                                                                  2006   1.486       1.569       233,502
                                                                                  2005   1.360       1.486       223,695
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (6/03)................................... 2006   1.523       1.702            --
                                                                                  2005   1.496       1.523       958,501
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)....... 2014   2.481       2.925       248,600
                                                                                  2013   1.715       2.481       412,684
                                                                                  2012   1.475       1.715       389,144
                                                                                  2011   1.470       1.475       468,281
                                                                                  2010   1.201       1.470       543,132
                                                                                  2009   0.911       1.201       717,738
                                                                                  2008   1.562       0.911       810,739
                                                                                  2007   1.625       1.562     1,175,628
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)........... 2014   1.944       1.951            --
                                                                                  2013   1.502       1.944       466,956
                                                                                  2012   1.334       1.502       537,521
                                                                                  2011   1.453       1.334       693,937
                                                                                  2010   1.272       1.453       711,759
                                                                                  2009   1.004       1.272       812,464
                                                                                  2008   1.617       1.004       902,809
                                                                                  2007   1.694       1.617       998,239
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)............ 2014   2.056       2.234       127,243
                                                                                  2013   1.615       2.056       132,670
                                                                                  2012   1.422       1.615       250,871
                                                                                  2011   1.416       1.422       244,160
                                                                                  2010   1.284       1.416       335,548
                                                                                  2009   1.074       1.284       398,461
                                                                                  2008   1.551       1.074       427,872
                                                                                  2007   1.503       1.551       467,471
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)........ 2014   1.981       2.211       151,266
                                                                                  2013   1.467       1.981       171,419
                                                                                  2012   1.245       1.467       176,966
                                                                                  2011   1.280       1.245       258,960
                                                                                  2010   1.190       1.280       306,573
                                                                                  2009   0.854       1.190       325,132
                                                                                  2008   1.390       0.854       371,103
                                                                                  2007   1.393       1.390       449,572
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (6/03)......... 2014   2.111       2.309        57,224
                                                                                  2013   1.628       2.111        59,245
                                                                                  2012   1.428       1.628       104,101
                                                                                  2011   1.389       1.428       100,814
                                                                                  2010   1.296       1.389       124,583
                                                                                  2009   1.063       1.296       159,638
                                                                                  2008   1.686       1.063       180,595
                                                                                  2007   1.657       1.686       296,043
                                                                                  2006   1.431       1.657       305,865
                                                                                  2005   1.372       1.431       334,372
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (6/03)........ 2014   3.264       3.326       306,006
                                                                                  2013   2.267       3.264       386,905
                                                                                  2012   1.938       2.267       360,566
                                                                                  2011   1.952       1.938       415,904
                                                                                  2010   1.593       1.952       492,685
                                                                                  2009   1.139       1.593       580,193
                                                                                  2008   1.962       1.139       680,976
                                                                                  2007   1.822       1.962       972,287
                                                                                  2006   1.650       1.822     1,083,714
                                                                                  2005   1.606       1.650     1,091,263
 LMPVET Equity Index Subaccount (Class II) (5/03)................................ 2009   0.943       0.917            --

                         PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2008   1.541       0.943     1,605,616
                                                                                2007   1.500       1.541     2,056,807
                                                                                2006   1.331       1.500     2,279,284
                                                                                2005   1.304       1.331     2,386,302
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (11/03)....... 2011   0.951       0.938            --
                                                                                2010   0.889       0.951       363,075
                                                                                2009   0.773       0.889       438,436
                                                                                2008   1.002       0.773       502,575
                                                                                2007   1.010       1.002       606,203
                                                                                2006   0.990       1.010       841,411
                                                                                2005   0.988       0.990       910,340
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (6/03).................................... 2007   1.632       1.710            --
                                                                                2006   1.411       1.632     1,037,127
                                                                                2005   1.385       1.411     1,072,017
 LMPVPI Large Cap Growth Subaccount (Class I) (6/03)........................... 2007   1.349       1.403            --
                                                                                2006   1.322       1.349       524,198
                                                                                2005   1.283       1.322       554,845
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (6/03)......................... 2007   1.587       1.640            --
                                                                                2006   1.459       1.587     1,326,883
                                                                                2005   1.356       1.459     1,399,865
 LMPVPII Growth and Income Subaccount (Class I) (7/03)......................... 2007   1.451       1.513            --
                                                                                2006   1.319       1.451       492,473
                                                                                2005   1.299       1.319       501,683
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (6/03).................... 2007   1.587       1.646            --
                                                                                2006   1.381       1.587     3,589,692
                                                                                2005   1.366       1.381     3,531,171
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03)........................ 2007   1.774       1.952            --
                                                                                2006   1.614       1.774     2,283,458
                                                                                2005   1.523       1.614     2,309,497
Managed Assets Trust
 Managed Assets Trust (5/04)................................................... 2006   1.075       1.108            --
                                                                                2005   1.057       1.075     1,804,168
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)................... 2008   1.747       1.681            --
                                                                                2007   1.682       1.747       636,284
                                                                                2006   1.773       1.682       647,573
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *....................... 2014   1.960       1.987       799,134
                                                                                2013   1.822       1.960     1,069,246
                                                                                2012   1.591       1.822     1,149,891
                                                                                2011   1.584       1.591     1,108,760
                                                                                2010   1.391       1.584     1,213,818
                                                                                2009   0.964       1.391     1,134,600
                                                                                2008   1.298       0.964     1,360,095
                                                                                2007   1.290       1.298     1,529,085
                                                                                2006   1.228       1.290       902,734
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)................... 2014   1.019       1.135     1,250,005
                                                                                2013   1.003       1.019     1,668,448
                                                                                2012   0.811       1.003     1,999,044
                                                                                2011   0.875       0.811     2,228,954
                                                                                2010   0.768       0.875     2,457,919
                                                                                2009   0.581       0.768     2,734,713
                                                                                2008   1.014       0.581     2,770,893
                                                                                2007   1.216       1.014     3,082,707
                                                                                2006   1.003       1.216     3,740,248
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)............. 2014   2.506       2.605            --

                       PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                       UNIT      UNIT     NUMBER OF
                                                                                      VALUE      VALUE      UNITS
                                                                                        AT        AT     OUTSTANDING
                                                                                    BEGINNING   END OF       AT
PORTFOLIO NAME                                                               YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                            2013   1.982       2.506       344,377
                                                                            2012   1.648       1.982       392,873
                                                                            2011   1.816       1.648       659,080
                                                                            2010   1.691       1.816       774,713
                                                                            2009   1.205       1.691       684,204
                                                                            2008   2.117       1.205       760,251
                                                                            2007   1.658       2.117       686,480
                                                                            2006   1.622       1.658       769,123
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)............ 2014   2.597       2.913       220,977
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *........... 2014   2.589       2.395       375,065
                                                                            2013   2.021       2.589       471,369
                                                                            2012   1.594       2.021       506,395
                                                                            2011   1.893       1.594       514,967
                                                                            2010   1.657       1.893       528,113
                                                                            2009   1.088       1.657       564,812
                                                                            2008   1.875       1.088       791,738
                                                                            2007   1.931       1.875       898,221
                                                                            2006   1.759       1.931       852,137
 MIST Invesco Comstock Subaccount (Class B) (5/09)......................... 2014   2.092       2.240     1,115,151
                                                                            2013   1.578       2.092       937,408
                                                                            2012   1.360       1.578     1,132,864
                                                                            2011   1.409       1.360     1,386,146
                                                                            2010   1.253       1.409     1,456,739
                                                                            2009   1.007       1.253     1,691,345
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *.................. 2014   1.298       1.394     1,361,139
                                                                            2013   1.018       1.298     1,673,284
                                                                            2012   0.906       1.018     2,042,231
                                                                            2011   0.961       0.906     2,424,307
                                                                            2010   0.782       0.961     2,625,321
                                                                            2009   0.631       0.782     3,187,300
                                                                            2008   1.052       0.631     3,583,036
                                                                            2007   1.068       1.052     3,588,846
                                                                            2006   0.964       1.068         4,548
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................. 2014   2.076       2.199        31,167
                                                                            2013   1.508       2.076        39,314
                                                                            2012   1.300       1.508        43,406
                                                                            2011   1.339       1.300        64,251
                                                                            2010   1.081       1.339        63,746
                                                                            2009   0.823       1.081        84,027
                                                                            2008   1.368       0.823        81,793
                                                                            2007   1.254       1.368        56,259
                                                                            2006   1.268       1.254        20,528
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................. 2014   1.836       1.882        96,558
                                                                            2013   1.407       1.836       105,530
                                                                            2012   1.243       1.407       115,990
                                                                            2011   1.412       1.243        79,320
                                                                            2010   1.206       1.412       106,479
                                                                            2009   0.954       1.206       104,100
                                                                            2008   1.303       0.954       111,049
                                                                            2007   1.344       1.303       135,135
                                                                            2006   1.265       1.344        99,304
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)....... 2009   0.889       0.878            --
                                                                            2008   1.215       0.889     1,248,695
                                                                            2007   1.167       1.215     1,430,548
                                                                            2006   1.108       1.167     1,447,475
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)............... 2014   1.937       1.994       755,585
                                                                            2013   1.829       1.937       528,870
                                                                            2012   1.650       1.829       765,329
                                                                            2011   1.607       1.650       832,055
                                                                            2010   1.450       1.607       878,473
                                                                            2009   1.080       1.450       908,592
                                                                            2008   1.352       1.080     1,059,184
                                                                            2007   1.292       1.352     1,032,931
                                                                            2006   1.237       1.292     1,285,776
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............. 2009   0.874       0.829            --

                        PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2008   1.556       0.874       253,977
                                                                               2007   1.420       1.556       361,931
                                                                               2006   1.442       1.420       396,527
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)................ 2014   1.211       1.246       695,928
                                                                               2013   0.955       1.211       527,593
                                                                               2012   0.836       0.955       876,123
                                                                               2011   0.980       0.836       883,065
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................... 2014   1.299       1.294     1,485,829
                                                                               2013   1.001       1.299     2,029,328
                                                                               2012   0.867       1.001     2,599,347
                                                                               2011   0.973       0.867     3,112,104
                                                                               2010   0.828       0.973     3,525,183
                                                                               2009   0.669       0.828     4,044,024
                                                                               2008   0.974       0.669     5,169,643
                                                                               2007   1.025       0.974     5,831,154
                                                                               2006   1.003       1.025     3,672,398
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)........ 2014   2.548       2.333       636,421
                                                                               2013   2.739       2.548       394,703
                                                                               2012   2.353       2.739       483,936
                                                                               2011   2.955       2.353       612,691
                                                                               2010   2.441       2.955       858,693
                                                                               2009   1.475       2.441       962,584
                                                                               2008   3.231       1.475     1,080,107
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2014   2.098       1.912       731,003
                                                                               2013   1.797       2.098       881,159
                                                                               2012   1.572       1.797     1,519,887
                                                                               2011   1.798       1.572     1,846,593
                                                                               2010   1.649       1.798     2,295,120
                                                                               2009   1.280       1.649     2,528,677
                                                                               2008   2.268       1.280     3,009,570
                                                                               2007   2.166       2.268       353,484
 MIST MLA Mid Cap Subaccount (Class A) (4/08)................................. 2013   1.646       1.781            --
                                                                               2012   1.592       1.646       273,622
                                                                               2011   1.714       1.592       355,317
                                                                               2010   1.420       1.714       448,517
                                                                               2009   1.057       1.420       489,974
                                                                               2008   1.678       1.057       501,327
 MIST MLA Mid Cap Subaccount (Class B) (4/07)................................. 2013   1.034       1.119            --
                                                                               2012   1.003       1.034     2,902,562
                                                                               2011   1.081       1.003     3,074,157
                                                                               2010   0.899       1.081     2,967,256
                                                                               2009   0.671       0.899     2,853,449
                                                                               2008   1.111       0.671     3,150,125
                                                                               2007   1.258       1.111        39,850
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *................. 2014   1.306       1.306     2,721,052
                                                                               2013   1.049       1.306     3,384,683
                                                                               2012   0.884       1.049     4,267,761
                                                                               2011   0.986       0.884     5,151,814
                                                                               2010   0.869       0.986     5,732,407
                                                                               2009   0.634       0.869     6,219,643
                                                                               2008   1.090       0.634     7,061,297
                                                                               2007   1.047       1.090     7,520,103
                                                                               2006   0.996       1.047     8,152,506
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *............ 2014   1.381       1.396     1,146,530
                                                                               2013   1.550       1.381     1,549,309
                                                                               2012   1.448       1.550     2,209,238
                                                                               2011   1.326       1.448     2,432,598
                                                                               2010   1.254       1.326     2,298,571
                                                                               2009   1.082       1.254     2,049,303
                                                                               2008   1.183       1.082     2,291,751
                                                                               2007   1.121       1.183     2,044,905
 MIST PIMCO Total Return Subaccount (Class B) (5/09).......................... 2014   1.460       1.489     3,548,098
                                                                               2013   1.520       1.460     4,541,635
                                                                               2012   1.421       1.520     5,700,431
                                                                               2011   1.406       1.421     6,642,169
                                                                               2010   1.328       1.406     5,467,350
                                                                               2009   1.195       1.328     5,132,705

                      PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2014   1.874       2.040        93,626
                                                                          2013   1.438       1.874       101,130
                                                                          2012   1.328       1.438       114,990
                                                                          2011   1.421       1.328       105,861
                                                                          2010   1.249       1.421       125,257
                                                                          2009   1.029       1.249       152,179
                                                                          2008   1.565       1.029       175,789
                                                                          2007   1.522       1.565       190,834
                                                                          2006   1.420       1.522       196,379
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.154       1.272            --
                                                                          2006   1.100       1.154        36,564
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2014   1.647       1.687     1,337,691
                                                                          2013   1.656       1.647     1,494,060
                                                                          2012   1.516       1.656     1,702,513
                                                                          2011   1.494       1.516     1,791,204
                                                                          2010   1.360       1.494     1,881,342
                                                                          2009   1.043       1.360     1,866,228
                                                                          2008   1.194       1.043     1,740,511
                                                                          2007   1.143       1.194     1,915,583
                                                                          2006   1.107       1.143     2,260,023
 MIST RCM Technology Subaccount (Class B) (5/11)......................... 2013   1.806       1.885            --
                                                                          2012   1.645       1.806       569,156
                                                                          2011   2.043       1.645       543,400
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2014   1.289       1.430     3,021,340
                                                                          2013   0.984       1.289     3,979,979
                                                                          2012   0.852       0.984     4,676,693
                                                                          2011   0.906       0.852     5,485,937
                                                                          2010   0.791       0.906     6,124,371
                                                                          2009   0.682       0.791     6,409,257
                                                                          2008   1.093       0.682     7,175,990
                                                                          2007   1.074       1.093     8,122,047
                                                                          2006   1.001       1.074     3,304,742
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2014   1.954       2.125       362,386
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)................. 2007   1.612       1.688            --
                                                                          2006   1.527       1.612     1,455,583
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)................. 2014   1.902       2.116       314,554
                                                                          2013   1.448       1.902       435,739
                                                                          2012   1.303       1.448       596,463
                                                                          2011   1.327       1.303       690,825
                                                                          2010   1.204       1.327       775,742
                                                                          2009   1.032       1.204       831,630
                                                                          2008   1.680       1.032     1,177,251
                                                                          2007   1.674       1.680     1,244,354
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)................... 2014   1.246       1.307       726,346
                                                                          2013   1.283       1.246       914,756
                                                                          2012   1.218       1.283     1,254,342
                                                                          2011   1.167       1.218     1,313,910
                                                                          2010   1.100       1.167     1,354,018
                                                                          2009   1.026       1.100     1,502,400
                                                                          2008   1.085       1.026     1,400,323
                                                                          2007   1.043       1.085     1,694,437
                                                                          2006   1.007       1.043       856,478
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09).......... 2014   1.554       1.658       428,123
                                                                          2013   1.183       1.554       555,793
                                                                          2012   1.056       1.183       644,729
                                                                          2011   1.184       1.056       785,759
                                                                          2010   1.010       1.184       813,279
                                                                          2009   0.804       1.010       848,124
 MSF BlackRock Money Market Subaccount (Class A) (4/06).................. 2014   0.949       0.930     4,363,690

                    PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                  UNIT      UNIT     NUMBER OF
                                                                                 VALUE      VALUE      UNITS
                                                                                   AT        AT     OUTSTANDING
                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                          YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                       2013   0.969       0.949     7,439,267
                                                                       2012   0.990       0.969     7,890,296
                                                                       2011   1.011       0.990     8,183,980
                                                                       2010   1.032       1.011     7,562,774
                                                                       2009   1.050       1.032     6,572,679
                                                                       2008   1.042       1.050     9,643,105
                                                                       2007   1.013       1.042     7,014,620
                                                                       2006   0.994       1.013     3,634,823
 MSF FI Large Cap Subaccount (Class A) (4/06)......................... 2009   0.752       0.783            --
                                                                       2008   1.391       0.752       624,771
                                                                       2007   1.367       1.391       680,650
                                                                       2006   1.353       1.367       798,415
 MSF FI Value Leaders Subaccount (Class D) (4/06)..................... 2013   1.228       1.349            --
                                                                       2012   1.084       1.228     1,028,667
                                                                       2011   1.181       1.084     1,144,081
                                                                       2010   1.054       1.181     1,297,641
                                                                       2009   0.884       1.054     1,359,262
                                                                       2008   1.480       0.884     1,463,110
                                                                       2007   1.453       1.480     1,751,750
                                                                       2006   1.421       1.453     1,848,662
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06).............. 2014   2.044       2.223       376,428
                                                                       2013   1.574       2.044       472,630
                                                                       2012   1.450       1.574       528,552
                                                                       2011   1.528       1.450       550,229
                                                                       2010   1.355       1.528       593,003
                                                                       2009   0.927       1.355       639,579
                                                                       2008   1.745       0.927       735,572
                                                                       2007   1.480       1.745       823,668
                                                                       2006   1.522       1.480       901,647
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)........ 2011   0.909       0.983            --
                                                                       2010   0.802       0.909       418,229
                                                                       2009   0.623       0.802       456,485
                                                                       2008   1.068       0.623       275,521
                                                                       2007   1.057       1.068       272,491
                                                                       2006   1.002       1.057       171,061
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).......... 2014   1.264       1.293       928,926
                                                                       2013   1.238       1.264     1,462,485
                                                                       2012   1.158       1.238     1,646,626
                                                                       2011   1.145       1.158     1,682,518
                                                                       2010   1.063       1.145     1,805,121
                                                                       2009   0.900       1.063     1,583,269
                                                                       2008   1.074       0.900       331,472
                                                                       2007   1.039       1.074       102,739
                                                                       2006   1.001       1.039            --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).......... 2014   1.278       1.313     2,025,688
                                                                       2013   1.177       1.278       811,209
                                                                       2012   1.078       1.177       800,012
                                                                       2011   1.090       1.078       693,462
                                                                       2010   0.998       1.090       829,779
                                                                       2009   0.824       0.998       860,291
                                                                       2008   1.073       0.824       830,766
                                                                       2007   1.046       1.073       480,220
                                                                       2006   1.002       1.046       343,609
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).......... 2014   1.275       1.311     6,244,445
                                                                       2013   1.103       1.275     1,551,658
                                                                       2012   0.995       1.103     1,388,249
                                                                       2011   1.030       0.995     1,493,315
                                                                       2010   0.930       1.030     1,239,983
                                                                       2009   0.750       0.930     1,524,583
                                                                       2008   1.074       0.750     1,261,047
                                                                       2007   1.051       1.074       908,903
                                                                       2006   1.002       1.051       319,669
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).......... 2014   1.255       1.293     3,686,782

                          PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2013   1.031       1.255       749,574
                                                                                   2012   0.913       1.031       704,634
                                                                                   2011   0.968       0.913       285,069
                                                                                   2010   0.862       0.968       218,108
                                                                                   2009   0.682       0.862       226,553
                                                                                   2008   1.074       0.682        58,931
                                                                                   2007   1.056       1.074       208,019
                                                                                   2006   1.002       1.056       199,806
 MSF MetLife Stock Index Subaccount (Class B) (5/09).............................. 2014   1.434       1.589     1,097,075
                                                                                   2013   1.112       1.434     1,369,313
                                                                                   2012   0.984       1.112     2,043,442
                                                                                   2011   0.989       0.984     2,591,385
                                                                                   2010   0.882       0.989     3,124,317
                                                                                   2009   0.719       0.882     3,478,120
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)........................ 2014   1.665       1.767     2,281,260
                                                                                   2013   1.431       1.665     3,024,988
                                                                                   2012   1.313       1.431     3,572,890
                                                                                   2011   1.312       1.313     4,172,470
                                                                                   2010   1.219       1.312     4,556,794
                                                                                   2009   1.052       1.219     4,789,724
                                                                                   2008   1.383       1.052     5,312,043
                                                                                   2007   1.356       1.383     5,889,838
                                                                                   2006   1.273       1.356     6,557,953
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)............................... 2014   1.849       2.006     1,183,035
                                                                                   2013   1.391       1.849     1,412,617
                                                                                   2012   1.218       1.391       852,173
                                                                                   2011   1.233       1.218       880,464
                                                                                   2010   1.130       1.233       953,277
                                                                                   2009   0.955       1.130       931,318
                                                                                   2008   1.446       0.955     1,066,337
                                                                                   2007   1.372       1.446     1,281,576
                                                                                   2006   1.246       1.372     1,198,544
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)......................... 2014   2.232       2.186       151,105
                                                                                   2013   1.793       2.232       211,314
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)......................... 2014   1.400       1.367     1,236,319
                                                                                   2013   1.126       1.400     1,653,257
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................... 2014   1.579       1.683       355,334
                                                                                   2013   1.162       1.579       424,928
                                                                                   2012   1.000       1.162       822,193
                                                                                   2011   1.035       1.000       966,079
                                                                                   2010   0.906       1.035     1,387,967
                                                                                   2009   0.647       0.906     1,445,643
                                                                                   2008   1.138       0.647     1,573,780
                                                                                   2007   1.065       1.138       533,717
                                                                                   2006   0.998       1.065       509,295
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................... 2014   2.217       2.315       845,770
                                                                                   2013   1.570       2.217     1,125,805
                                                                                   2012   1.384       1.570     1,553,187
                                                                                   2011   1.393       1.384     1,822,681
                                                                                   2010   1.056       1.393     2,374,998
                                                                                   2009   0.778       1.056     2,841,948
                                                                                   2008   1.188       0.778     2,729,993
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2007   1.136       1.177            --
                                                                                   2006   1.073       1.136       780,163
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2014   1.147       1.156       399,613
                                                                                   2013   1.178       1.147       444,824
                                                                                   2012   1.162       1.178       606,463
                                                                                   2011   1.123       1.162       630,517
                                                                                   2010   1.082       1.123       633,229
                                                                                   2009   1.058       1.082       537,435
                                                                                   2008   1.082       1.058       545,933
                                                                                   2007   1.058       1.082       726,358
                                                                                   2006   1.025       1.058       592,121
 MSF WMC Balanced Subaccount (Class A) (5/09)..................................... 2014   1.462       1.583       495,093

                           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                                UNIT      UNIT     NUMBER OF
                                                                                               VALUE      VALUE      UNITS
                                                                                                 AT        AT     OUTSTANDING
                                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                                        YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                                     2013   1.238       1.462       582,974
                                                                                     2012   1.125       1.238       768,340
                                                                                     2011   1.107       1.125       988,410
                                                                                     2010   1.031       1.107     1,034,867
                                                                                     2009   0.892       1.031     1,023,437
 MSF WMC Core Equity Opportunities Subaccount (Class A) (4/08)...................... 2014   1.657       1.795       118,467
                                                                                     2013   1.266       1.657       186,344
                                                                                     2012   1.145       1.266       338,635
                                                                                     2011   1.219       1.145       393,605
                                                                                     2010   1.111       1.219       428,327
                                                                                     2009   0.860       1.111       358,814
                                                                                     2008   1.397       0.860       322,061
Money Market Portfolio
 Money Market Subaccount (5/03)..................................................... 2006   0.987       0.994            --
                                                                                     2005   0.980       0.987     3,543,795
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (6/04)..................... 2006   1.086       1.146            --
                                                                                     2005   1.049       1.086       639,076
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (6/03)..................... 2007   1.096       1.116            --
                                                                                     2006   1.112       1.096     1,916,081
                                                                                     2005   1.112       1.112     1,872,545
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/03).................... 2009   1.156       1.192            --
                                                                                     2008   1.126       1.156     5,225,270
                                                                                     2007   1.057       1.126     5,652,971
                                                                                     2006   1.040       1.057     6,200,665
                                                                                     2005   1.037       1.040     6,118,643
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/03)........................ 2007   2.015       2.178            --
                                                                                     2006   1.611       2.015       139,707
                                                                                     2005   1.466       1.611       139,933
 Putnam VT Small Cap Value Subaccount (Class IB) (5/03)............................. 2007   2.120       2.260            --
                                                                                     2006   1.846       2.120     1,399,522
                                                                                     2005   1.761       1.846     1,386,078
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/03)............................... 2006   1.356       1.442            --
                                                                                     2005   1.274       1.356       396,876
 Travelers Convertible Securities Subaccount (6/03)................................. 2006   1.163       1.237            --
                                                                                     2005   1.183       1.163     1,328,636
 Travelers Disciplined Mid Cap Stock Subaccount (6/03).............................. 2006   1.626       1.773            --
                                                                                     2005   1.477       1.626       623,163
 Travelers Equity Income Subaccount (5/03).......................................... 2006   1.354       1.421            --
                                                                                     2005   1.324       1.354     1,928,237
 Travelers Federated High Yield Subaccount (5/03)................................... 2006   1.199       1.228            --
                                                                                     2005   1.194       1.199       941,389
 Travelers Federated Stock Subaccount (6/03)........................................ 2006   1.392       1.439            --
                                                                                     2005   1.350       1.392       132,563
 Travelers Large Cap Subaccount (6/03).............................................. 2006   1.315       1.353            --
                                                                                     2005   1.235       1.315       749,735
 Travelers Managed Allocation Series: Aggressive Subaccount (5/05).................. 2006   1.097       1.164            --
                                                                                     2005   1.000       1.097       142,057
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................ 2006   1.027       1.029            --
                                                                                     2005   1.000       1.027            --
 Travelers Managed Allocation Series: Moderate Subaccount (5/05).................... 2006   1.064       1.100            --
                                                                                     2005   1.000       1.064       279,777
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)......... 2006   1.074       1.119            --
                                                                                     2005   1.000       1.074       178,532
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)....... 2006   1.043       1.062            --
                                                                                     2005   1.000       1.043       330,800

                      PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 Travelers Mercury Large Cap Core Subaccount (6/03)...................... 2006   1.441       1.527            --
                                                                          2005   1.313       1.441     1,501,989
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (6/03)................. 2006   1.440       1.522            --
                                                                          2005   1.427       1.440       937,530
 Travelers MFS(Reg. TM) Total Return Subaccount (5/03)................... 2006   1.235       1.273            --
                                                                          2005   1.225       1.235     6,276,279
 Travelers MFS(Reg. TM) Value Subaccount (5/04).......................... 2006   1.155       1.246            --
                                                                          2005   1.107       1.155     1,113,129
 Travelers Mondrian International Stock Subaccount (6/03)................ 2006   1.533       1.759            --
                                                                          2005   1.430       1.533       733,727
 Travelers Pioneer Fund Subaccount (6/03)................................ 2006   1.341       1.420            --
                                                                          2005   1.292       1.341       184,763
 Travelers Pioneer Mid Cap Value Subaccount (5/05)....................... 2006   1.047       1.100            --
                                                                          2005   1.000       1.047        17,119
 Travelers Pioneer Strategic Income Subaccount (5/04).................... 2006   1.098       1.107            --
                                                                          2005   1.082       1.098     2,110,523
 Travelers Quality Bond Subaccount (5/03)................................ 2006   1.018       1.007            --
                                                                          2005   1.023       1.018     1,839,772
 Travelers Strategic Equity Subaccount (6/03)............................ 2006   1.320       1.375            --
                                                                          2005   1.321       1.320       163,666
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)........ 2006   1.103       1.268            --
                                                                          2005   1.000       1.103         3,875
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05)......... 2006   1.105       1.265            --
                                                                          2005   1.000       1.105            --
 Travelers U.S. Government Securities Subaccount (5/04).................. 2006   1.066       1.025            --
                                                                          2005   1.043       1.066       645,959
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)............ 2014   1.456       1.559        45,755
                                                                          2013   1.253       1.456        75,465
                                                                          2012   1.156       1.253        90,996
                                                                          2011   1.180       1.156       120,337
                                                                          2010   1.075       1.180       126,347
                                                                          2009   0.894       1.075       118,647
                                                                          2008   1.220       0.894       160,007
                                                                          2007   1.124       1.220        60,495
                                                                          2006   1.065       1.124        61,603
                                                                          2005   1.042       1.065        69,952
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (6/03)...................... 2009   1.006       0.974            --
                                                                          2008   1.601       1.006     1,946,020
                                                                          2007   1.674       1.601     2,089,455
                                                                          2006   1.473       1.674     2,408,690
                                                                          2005   1.445       1.473     2,551,418
 Van Kampen LIT Enterprise Subaccount (Class II) (6/03).................. 2009   0.815       0.834            --
                                                                          2008   1.463       0.815        10,812
                                                                          2007   1.329       1.463        16,196
                                                                          2006   1.271       1.329        30,556
                                                                          2005   1.203       1.271        30,565




                           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.15%
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (6/03)........ 2006   1.361       1.324    --
                                                                        2005   1.211       1.361    --

                            PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (6/03)............................ 2014   2.683       2.686        48,495
                                                                                      2013   2.122       2.683        47,383
                                                                                      2012   1.769       2.122        49,522
                                                                                      2011   1.984       1.769        50,120
                                                                                      2010   1.814       1.984        53,938
                                                                                      2009   1.302       1.814        54,218
                                                                                      2008   2.160       1.302        71,213
                                                                                      2007   1.922       2.160       105,741
                                                                                      2006   1.630       1.922        80,516
                                                                                      2005   1.460       1.630        67,290
 American Funds Growth Subaccount (Class 2) (5/03)................................... 2014   2.228       2.366       200,703
                                                                                      2013   1.750       2.228       212,123
                                                                                      2012   1.517       1.750       220,894
                                                                                      2011   1.619       1.517       241,206
                                                                                      2010   1.394       1.619       246,417
                                                                                      2009   1.021       1.394       248,258
                                                                                      2008   1.863       1.021       294,324
                                                                                      2007   1.694       1.863       304,898
                                                                                      2006   1.570       1.694       335,800
                                                                                      2005   1.381       1.570       460,207
 American Funds Growth-Income Subaccount (Class 2) (5/03)............................ 2014   1.997       2.162       170,385
                                                                                      2013   1.528       1.997       177,641
                                                                                      2012   1.329       1.528       182,392
                                                                                      2011   1.383       1.329       204,013
                                                                                      2010   1.268       1.383       209,725
                                                                                      2009   0.987       1.268       210,752
                                                                                      2008   1.623       0.987       217,900
                                                                                      2007   1.579       1.623       231,541
                                                                                      2006   1.401       1.579       322,910
                                                                                      2005   1.352       1.401       346,186
Capital Appreciation Fund
 Capital Appreciation Fund (6/03).................................................... 2006   1.640       1.620            --
                                                                                      2005   1.417       1.640        61,779
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (6/03)................................ 2006   1.698       2.205            --
                                                                                      2005   1.619       1.698       179,489
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (5/03)......................... 2008   1.465       1.399            --
                                                                                      2007   1.397       1.465        16,711
                                                                                      2006   1.225       1.397        16,732
                                                                                      2005   1.199       1.225        16,755
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/03)................... 2008   1.276       1.203            --
                                                                                      2007   1.466       1.276        18,165
                                                                                      2006   1.444       1.466        18,181
                                                                                      2005   1.394       1.444        68,387
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (3/04).................. 2006   1.299       1.411            --
                                                                                      2005   1.205       1.299        66,640
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (1/04)................ 2006   1.297       1.443            --
                                                                                      2005   1.203       1.297        15,868
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/03)................ 2014   2.347       2.565         3,691
                                                                                      2013   1.831       2.347         3,869
                                                                                      2012   1.611       1.831         4,049
                                                                                      2011   1.693       1.611        27,919
                                                                                      2010   1.479       1.693         4,408
                                                                                      2009   1.116       1.479         4,580
                                                                                      2008   1.990       1.116        42,503
                                                                                      2007   1.733       1.990       109,129
                                                                                      2006   1.589       1.733        71,365
                                                                                      2005   1.392       1.589       143,776
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (7/03)....... 2014   2.183       2.364            --

                       PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                                       UNIT      UNIT     NUMBER OF
                                                                                      VALUE      VALUE      UNITS
                                                                                        AT        AT     OUTSTANDING
                                                                                    BEGINNING   END OF       AT
PORTFOLIO NAME                                                               YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                            2013   1.613       2.183            --
                                                                            2012   1.348       1.613            --
                                                                            2011   1.417       1.348            --
                                                                            2010   1.227       1.417            --
                                                                            2009   0.923       1.227            --
                                                                            2008   1.608       0.923            --
                                                                            2007   1.540       1.608            --
                                                                            2006   1.382       1.540            --
                                                                            2005   1.170       1.382            --
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/03).................. 2014   3.255       3.378        17,763
                                                                            2013   2.447       3.255        25,663
                                                                            2012   2.183       2.447        29,254
                                                                            2011   2.502       2.183        33,890
                                                                            2010   1.988       2.502        29,033
                                                                            2009   1.454       1.988        58,125
                                                                            2008   2.459       1.454        62,345
                                                                            2007   2.179       2.459       119,781
                                                                            2006   1.981       2.179       123,512
                                                                            2005   1.715       1.981       119,742
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (6/03)............. 2006   1.434       1.662            --
                                                                            2005   1.325       1.434        44,188
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (6/03)....... 2008   3.544       3.218            --
                                                                            2007   2.812       3.544        28,197
                                                                            2006   2.243       2.812        12,016
                                                                            2005   1.798       2.243            --
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03).................. 2014   2.265       1.970        50,957
                                                                            2013   1.882       2.265        57,853
                                                                            2012   1.626       1.882        64,326
                                                                            2011   1.859       1.626        69,229
                                                                            2010   1.752       1.859        67,513
                                                                            2009   1.306       1.752        68,376
                                                                            2008   2.239       1.306       116,112
                                                                            2007   1.982       2.239       117,549
                                                                            2006   1.667       1.982       184,551
                                                                            2005   1.546       1.667       110,261
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (6/03)............ 2006   1.600       1.907            --
                                                                            2005   1.501       1.600        57,664
High Yield Bond Trust
 High Yield Bond Trust (6/04).............................................. 2006   1.050       1.071            --
                                                                            2005   1.059       1.050       136,340
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (6/03)................... 2006   1.217       1.255            --
                                                                            2005   1.155       1.217         6,457
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/03)....... 2010   1.545       1.564            --
                                                                            2009   1.256       1.545            --
                                                                            2008   1.809       1.256            --
                                                                            2007   1.519       1.809            --
                                                                            2006   1.459       1.519            --
                                                                            2005   1.327       1.459            --
 Janus Aspen Global Research Subaccount (Service Shares) (6/03)............ 2008   1.631       1.534            --
                                                                            2007   1.524       1.631            --
                                                                            2006   1.320       1.524            --
                                                                            2005   1.277       1.320            --
 Janus Aspen Global Technology Subaccount (Service Shares) (5/03).......... 2011   1.912       2.043            --
                                                                            2010   1.570       1.912            --
                                                                            2009   1.023       1.570            --
                                                                            2008   1.865       1.023           706
                                                                            2007   1.566       1.865        63,021
                                                                            2006   1.484       1.566            --
                                                                            2005   1.359       1.484            --
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (6/03)............................. 2006   1.521       1.699            --
                                                                            2005   1.494       1.521        53,278
Legg Mason Partners Variable Equity Trust

                          PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)....... 2014   2.468       2.908           --
                                                                                  2013   1.706       2.468           --
                                                                                  2012   1.468       1.706          358
                                                                                  2011   1.464       1.468          360
                                                                                  2010   1.197       1.464          362
                                                                                  2009   0.909       1.197          365
                                                                                  2008   1.558       0.909          368
                                                                                  2007   1.622       1.558          370
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)........... 2014   1.934       1.941           --
                                                                                  2013   1.495       1.934       17,931
                                                                                  2012   1.329       1.495       17,939
                                                                                  2011   1.447       1.329       17,948
                                                                                  2010   1.268       1.447       17,959
                                                                                  2009   1.002       1.268       17,971
                                                                                  2008   1.614       1.002       36,864
                                                                                  2007   1.691       1.614       25,033
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)............ 2014   2.045       2.221           --
                                                                                  2013   1.607       2.045           --
                                                                                  2012   1.416       1.607           --
                                                                                  2011   1.410       1.416           --
                                                                                  2010   1.279       1.410           --
                                                                                  2009   1.070       1.279           --
                                                                                  2008   1.547       1.070        8,246
                                                                                  2007   1.500       1.547           --
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)........ 2014   1.970       2.198           --
                                                                                  2013   1.460       1.970           --
                                                                                  2012   1.240       1.460        3,638
                                                                                  2011   1.275       1.240        3,641
                                                                                  2010   1.186       1.275        3,643
                                                                                  2009   0.851       1.186        3,646
                                                                                  2008   1.387       0.851        8,524
                                                                                  2007   1.390       1.387        7,050
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (6/03)......... 2014   2.099       2.295           --
                                                                                  2013   1.620       2.099           --
                                                                                  2012   1.421       1.620       13,589
                                                                                  2011   1.384       1.421           --
                                                                                  2010   1.291       1.384       12,957
                                                                                  2009   1.060       1.291       12,968
                                                                                  2008   1.682       1.060       12,981
                                                                                  2007   1.654       1.682       12,991
                                                                                  2006   1.429       1.654       13,000
                                                                                  2005   1.371       1.429       13,010
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (6/03)........ 2014   3.246       3.307           --
                                                                                  2013   2.255       3.246           --
                                                                                  2012   1.930       2.255           --
                                                                                  2011   1.945       1.930           --
                                                                                  2010   1.587       1.945           --
                                                                                  2009   1.136       1.587           --
                                                                                  2008   1.958       1.136           --
                                                                                  2007   1.818       1.958           --
                                                                                  2006   1.647       1.818           --
                                                                                  2005   1.605       1.647           --
 LMPVET Equity Index Subaccount (Class II) (5/03)................................ 2009   0.940       0.914           --
                                                                                  2008   1.537       0.940       66,052
                                                                                  2007   1.497       1.537       66,578
                                                                                  2006   1.329       1.497       66,610
                                                                                  2005   1.302       1.329       59,105
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (11/03)......... 2011   0.947       0.934           --
                                                                                  2010   0.886       0.947           --
                                                                                  2009   0.771       0.886           --
                                                                                  2008   1.000       0.771           --
                                                                                  2007   1.008       1.000           --
                                                                                  2006   0.989       1.008           --
                                                                                  2005   0.987       0.989           --
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (6/03)...................................... 2007   1.629       1.706           --

                      PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2006   1.409       1.629         7,041
                                                                          2005   1.384       1.409         7,041
 LMPVPI Large Cap Growth Subaccount (Class I) (6/03)..................... 2007   1.347       1.400            --
                                                                          2006   1.320       1.347         7,123
                                                                          2005   1.282       1.320         6,941
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (6/03)................... 2007   1.583       1.636            --
                                                                          2006   1.457       1.583        41,638
                                                                          2005   1.354       1.457        42,158
 LMPVPII Growth and Income Subaccount (Class I) (7/03)................... 2007   1.448       1.510            --
                                                                          2006   1.317       1.448            --
                                                                          2005   1.298       1.317            --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (6/03).............. 2007   1.583       1.643            --
                                                                          2006   1.380       1.583       108,690
                                                                          2005   1.365       1.380       137,175
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).................. 2007   1.770       1.948            --
                                                                          2006   1.612       1.770       100,934
                                                                          2005   1.521       1.612       109,351
Managed Assets Trust
 Managed Assets Trust (5/04)............................................. 2006   1.074       1.106            --
                                                                          2005   1.057       1.074            --
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)............. 2008   1.743       1.677            --
                                                                          2007   1.679       1.743           827
                                                                          2006   1.770       1.679           786
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *................. 2014   1.950       1.975        65,109
                                                                          2013   1.813       1.950        65,443
                                                                          2012   1.584       1.813       113,189
                                                                          2011   1.577       1.584        75,990
                                                                          2010   1.387       1.577        65,769
                                                                          2009   0.961       1.387        66,580
                                                                          2008   1.295       0.961       125,574
                                                                          2007   1.287       1.295       129,869
                                                                          2006   1.226       1.287       173,995
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............. 2014   1.015       1.130        16,909
                                                                          2013   1.000       1.015        21,274
                                                                          2012   0.809       1.000        32,568
                                                                          2011   0.873       0.809        31,016
                                                                          2010   0.767       0.873        45,744
                                                                          2009   0.580       0.767        76,228
                                                                          2008   1.014       0.580        81,411
                                                                          2007   1.216       1.014        87,240
                                                                          2006   1.003       1.216       137,758
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....... 2014   2.492       2.591            --
                                                                          2013   1.972       2.492        29,786
                                                                          2012   1.641       1.972        30,826
                                                                          2011   1.809       1.641        29,801
                                                                          2010   1.685       1.809        29,372
                                                                          2009   1.202       1.685        66,965
                                                                          2008   2.112       1.202        60,602
                                                                          2007   1.654       2.112        66,808
                                                                          2006   1.620       1.654        63,907
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).......... 2014   2.583       2.896         3,286
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *......... 2014   2.575       2.381           864
                                                                          2013   2.011       2.575           866
                                                                          2012   1.587       2.011         8,394
                                                                          2011   1.885       1.587        10,977
                                                                          2010   1.651       1.885           873
                                                                          2009   1.085       1.651           876
                                                                          2008   1.871       1.085        14,505
                                                                          2007   1.928       1.871        17,893
                                                                          2006   1.756       1.928        45,238
 MIST Invesco Comstock Subaccount (Class B) (5/09)....................... 2014   2.081       2.226        43,919

                        PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2013   1.570       2.081        61,561
                                                                              2012   1.354       1.570        62,590
                                                                              2011   1.404       1.354        64,048
                                                                              2010   1.249       1.404        64,897
                                                                              2009   1.004       1.249        98,588
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *.................... 2014   1.293       1.388        96,055
                                                                              2013   1.014       1.293        98,695
                                                                              2012   0.904       1.014       104,461
                                                                              2011   0.959       0.904       104,181
                                                                              2010   0.780       0.959       104,566
                                                                              2009   0.630       0.780       106,956
                                                                              2008   1.051       0.630       105,536
                                                                              2007   1.068       1.051       102,462
                                                                              2006   0.964       1.068            --
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................... 2014   2.067       2.188            --
                                                                              2013   1.502       2.067            --
                                                                              2012   1.296       1.502            --
                                                                              2011   1.335       1.296            --
                                                                              2010   1.078       1.335            --
                                                                              2009   0.821       1.078            --
                                                                              2008   1.366       0.821            --
                                                                              2007   1.253       1.366            --
                                                                              2006   1.267       1.253            --
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................... 2014   1.828       1.873            --
                                                                              2013   1.402       1.828            --
                                                                              2012   1.238       1.402            --
                                                                              2011   1.408       1.238            --
                                                                              2010   1.203       1.408            --
                                                                              2009   0.952       1.203            --
                                                                              2008   1.301       0.952            --
                                                                              2007   1.343       1.301            --
                                                                              2006   1.264       1.343            --
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)......... 2009   0.887       0.876            --
                                                                              2008   1.213       0.887            --
                                                                              2007   1.165       1.213            --
                                                                              2006   1.106       1.165            --
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)................. 2014   1.927       1.982        19,209
                                                                              2013   1.820       1.927        19,627
                                                                              2012   1.643       1.820        20,001
                                                                              2011   1.601       1.643        26,991
                                                                              2010   1.445       1.601        20,874
                                                                              2009   1.077       1.445        21,285
                                                                              2008   1.349       1.077        19,052
                                                                              2007   1.290       1.349        20,498
                                                                              2006   1.235       1.290        17,963
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............... 2009   0.871       0.827            --
                                                                              2008   1.552       0.871        18,544
                                                                              2007   1.417       1.552        18,558
                                                                              2006   1.440       1.417        18,564
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)............... 2014   1.207       1.241            --
                                                                              2013   0.952       1.207            --
                                                                              2012   0.833       0.952            --
                                                                              2011   0.978       0.833            --
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *.................. 2014   1.294       1.288       110,306
                                                                              2013   0.998       1.294       111,894
                                                                              2012   0.864       0.998       119,704
                                                                              2011   0.970       0.864       115,019
                                                                              2010   0.827       0.970       112,855
                                                                              2009   0.668       0.827       113,441
                                                                              2008   0.973       0.668       139,491
                                                                              2007   1.025       0.973       139,672
                                                                              2006   1.003       1.025       125,035
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)....... 2014   2.534       2.319        14,295

                        PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2013   2.725       2.534            --
                                                                               2012   2.342       2.725            --
                                                                               2011   2.944       2.342            --
                                                                               2010   2.432       2.944            --
                                                                               2009   1.471       2.432            --
                                                                               2008   3.223       1.471            --
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2014   2.087       1.901        12,962
                                                                               2013   1.788       2.087        12,927
                                                                               2012   1.566       1.788        16,962
                                                                               2011   1.791       1.566        16,546
                                                                               2010   1.643       1.791        23,282
                                                                               2009   1.276       1.643        27,209
                                                                               2008   2.262       1.276        29,520
                                                                               2007   2.162       2.262        25,320
 MIST MLA Mid Cap Subaccount (Class A) (4/08)................................. 2013   1.638       1.772            --
                                                                               2012   1.585       1.638           764
                                                                               2011   1.707       1.585           741
                                                                               2010   1.415       1.707           763
                                                                               2009   1.054       1.415           796
                                                                               2008   1.673       1.054           830
 MIST MLA Mid Cap Subaccount (Class B) (4/07)................................. 2013   1.030       1.114            --
                                                                               2012   1.000       1.030        74,774
                                                                               2011   1.078       1.000        81,209
                                                                               2010   0.897       1.078        95,612
                                                                               2009   0.670       0.897       102,789
                                                                               2008   1.109       0.670       110,720
                                                                               2007   1.257       1.109         3,095
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *................. 2014   1.301       1.301        37,372
                                                                               2013   1.046       1.301        96,305
                                                                               2012   0.882       1.046       111,947
                                                                               2011   0.984       0.882        95,158
                                                                               2010   0.867       0.984        95,488
                                                                               2009   0.634       0.867       156,961
                                                                               2008   1.089       0.634       169,256
                                                                               2007   1.047       1.089       169,046
                                                                               2006   0.996       1.047       169,798
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *............ 2014   1.374       1.387        57,465
                                                                               2013   1.542       1.374        57,677
                                                                               2012   1.441       1.542        79,461
                                                                               2011   1.321       1.441        81,155
                                                                               2010   1.250       1.321        89,670
                                                                               2009   1.079       1.250        90,811
                                                                               2008   1.180       1.079        99,731
                                                                               2007   1.119       1.180       117,393
 MIST PIMCO Total Return Subaccount (Class B) (5/09).......................... 2014   1.452       1.481       174,255
                                                                               2013   1.512       1.452       193,908
                                                                               2012   1.414       1.512       397,814
                                                                               2011   1.401       1.414       344,649
                                                                               2010   1.323       1.401       156,400
                                                                               2009   1.192       1.323       160,310
 MIST Pioneer Fund Subaccount (Class A) (4/06)................................ 2014   1.864       2.028            --
                                                                               2013   1.431       1.864            --
                                                                               2012   1.322       1.431            --
                                                                               2011   1.415       1.322            --
                                                                               2010   1.244       1.415            --
                                                                               2009   1.026       1.244            --
                                                                               2008   1.561       1.026         8,241
                                                                               2007   1.519       1.561            --
                                                                               2006   1.418       1.519            --
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06)....................... 2007   1.153       1.271            --
                                                                               2006   1.100       1.153            --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06).................... 2014   1.639       1.678            --

                      PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2013   1.649       1.639            --
                                                                          2012   1.510       1.649        39,872
                                                                          2011   1.489       1.510        14,295
                                                                          2010   1.356       1.489            --
                                                                          2009   1.041       1.356            --
                                                                          2008   1.191       1.041        69,527
                                                                          2007   1.142       1.191        69,013
                                                                          2006   1.106       1.142        69,017
 MIST RCM Technology Subaccount (Class B) (5/11)......................... 2013   1.797       1.875            --
                                                                          2012   1.638       1.797            --
                                                                          2011   2.034       1.638            --
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2014   1.284       1.424        43,225
                                                                          2013   0.981       1.284        40,639
                                                                          2012   0.850       0.981        45,447
                                                                          2011   0.904       0.850       101,681
                                                                          2010   0.790       0.904        45,600
                                                                          2009   0.681       0.790        72,747
                                                                          2008   1.093       0.681        72,174
                                                                          2007   1.074       1.093        72,094
                                                                          2006   1.001       1.074         7,088
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2014   1.943       2.112        28,858
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)................. 2007   1.609       1.684            --
                                                                          2006   1.525       1.609        14,624
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)................. 2014   1.892       2.104        12,274
                                                                          2013   1.441       1.892        12,836
                                                                          2012   1.297       1.441        13,070
                                                                          2011   1.322       1.297        13,601
                                                                          2010   1.200       1.322        13,587
                                                                          2009   1.029       1.200        13,320
                                                                          2008   1.676       1.029        12,353
                                                                          2007   1.670       1.676        11,823
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)................... 2014   1.240       1.299         7,196
                                                                          2013   1.276       1.240         7,570
                                                                          2012   1.213       1.276         8,092
                                                                          2011   1.163       1.213         8,908
                                                                          2010   1.097       1.163         9,758
                                                                          2009   1.023       1.097        10,664
                                                                          2008   1.083       1.023        20,128
                                                                          2007   1.041       1.083        22,971
                                                                          2006   1.006       1.041        11,864
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09).......... 2014   1.546       1.648        20,125
                                                                          2013   1.177       1.546        28,842
                                                                          2012   1.051       1.177        52,847
                                                                          2011   1.180       1.051        39,201
                                                                          2010   1.006       1.180        31,618
                                                                          2009   0.802       1.006        32,049
 MSF BlackRock Money Market Subaccount (Class A) (4/06).................. 2014   0.944       0.924       391,009
                                                                          2013   0.965       0.944       493,586
                                                                          2012   0.986       0.965       270,151
                                                                          2011   1.007       0.986       516,572
                                                                          2010   1.029       1.007       818,186
                                                                          2009   1.047       1.029       817,087
                                                                          2008   1.040       1.047        36,968
                                                                          2007   1.011       1.040       149,267
                                                                          2006   0.993       1.011       142,957
 MSF FI Large Cap Subaccount (Class A) (4/06)............................ 2009   0.749       0.781            --
                                                                          2008   1.388       0.749         9,381
                                                                          2007   1.364       1.388         9,392
                                                                          2006   1.351       1.364         9,402
 MSF FI Value Leaders Subaccount (Class D) (4/06)........................ 2013   1.222       1.342            --

                    PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                                  UNIT      UNIT     NUMBER OF
                                                                                 VALUE      VALUE      UNITS
                                                                                   AT        AT     OUTSTANDING
                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                          YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                       2012   1.079       1.222           945
                                                                       2011   1.176       1.079           947
                                                                       2010   1.050       1.176           950
                                                                       2009   0.882       1.050           954
                                                                       2008   1.477       0.882        35,230
                                                                       2007   1.450       1.477        43,749
                                                                       2006   1.419       1.450        43,754
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06).............. 2014   2.033       2.210            --
                                                                       2013   1.566       2.033         2,485
                                                                       2012   1.443       1.566         6,744
                                                                       2011   1.522       1.443         2,514
                                                                       2010   1.350       1.522         2,531
                                                                       2009   0.925       1.350         2,549
                                                                       2008   1.741       0.925         2,568
                                                                       2007   1.478       1.741         2,584
                                                                       2006   1.519       1.478         2,599
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)........ 2011   0.907       0.981            --
                                                                       2010   0.801       0.907            --
                                                                       2009   0.622       0.801            --
                                                                       2008   1.068       0.622            --
                                                                       2007   1.056       1.068            --
                                                                       2006   1.002       1.056            --
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).......... 2014   1.259       1.288            --
                                                                       2013   1.234       1.259            --
                                                                       2012   1.155       1.234            --
                                                                       2011   1.143       1.155            --
                                                                       2010   1.061       1.143            --
                                                                       2009   0.899       1.061            --
                                                                       2008   1.073       0.899            --
                                                                       2007   1.039       1.073            --
                                                                       2006   1.001       1.039            --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).......... 2014   1.273       1.308       118,406
                                                                       2013   1.173       1.273            --
                                                                       2012   1.075       1.173            --
                                                                       2011   1.087       1.075            --
                                                                       2010   0.996       1.087            --
                                                                       2009   0.823       0.996            --
                                                                       2008   1.072       0.823            --
                                                                       2007   1.045       1.072            --
                                                                       2006   1.002       1.045            --
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).......... 2014   1.270       1.306       168,245
                                                                       2013   1.100       1.270            --
                                                                       2012   0.992       1.100            --
                                                                       2011   1.028       0.992            --
                                                                       2010   0.928       1.028            --
                                                                       2009   0.749       0.928            --
                                                                       2008   1.073       0.749            --
                                                                       2007   1.051       1.073            --
                                                                       2006   1.002       1.051            --
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).......... 2014   1.250       1.288       651,149
                                                                       2013   1.027       1.250            --
                                                                       2012   0.910       1.027            --
                                                                       2011   0.966       0.910            --
                                                                       2010   0.861       0.966            --
                                                                       2009   0.681       0.861            --
                                                                       2008   1.073       0.681            --
                                                                       2007   1.055       1.073            --
                                                                       2006   1.002       1.055            --
 MSF MetLife Stock Index Subaccount (Class B) (5/09).................. 2014   1.428       1.581        16,689
                                                                       2013   1.108       1.428        34,598
                                                                       2012   0.981       1.108        51,683
                                                                       2011   0.986       0.981        56,684
                                                                       2010   0.880       0.986        56,735
                                                                       2009   0.718       0.880        73,571
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............ 2014   1.656       1.757        15,469

                          PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2013   1.424       1.656        15,673
                                                                                   2012   1.307       1.424        34,195
                                                                                   2011   1.307       1.307        33,961
                                                                                   2010   1.215       1.307        34,319
                                                                                   2009   1.049       1.215        34,027
                                                                                   2008   1.379       1.049        39,367
                                                                                   2007   1.353       1.379        40,071
                                                                                   2006   1.271       1.353        39,980
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)............................... 2014   1.840       1.995         5,315
                                                                                   2013   1.385       1.840        65,678
                                                                                   2012   1.213       1.385        64,563
                                                                                   2011   1.229       1.213        67,029
                                                                                   2010   1.127       1.229        66,294
                                                                                   2009   0.953       1.127        62,233
                                                                                   2008   1.443       0.953        66,855
                                                                                   2007   1.370       1.443        67,056
                                                                                   2006   1.244       1.370       106,767
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)......................... 2014   2.220       2.173            --
                                                                                   2013   1.784       2.220           822
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)......................... 2014   1.394       1.360        57,999
                                                                                   2013   1.122       1.394        60,534
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................... 2014   1.573       1.676            --
                                                                                   2013   1.158       1.573            --
                                                                                   2012   0.997       1.158         7,319
                                                                                   2011   1.033       0.997         7,360
                                                                                   2010   0.904       1.033         7,536
                                                                                   2009   0.646       0.904        16,172
                                                                                   2008   1.137       0.646        14,189
                                                                                   2007   1.065       1.137            --
                                                                                   2006   0.998       1.065            --
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................... 2014   2.205       2.302           576
                                                                                   2013   1.563       2.205         5,814
                                                                                   2012   1.378       1.563        23,493
                                                                                   2011   1.388       1.378        23,932
                                                                                   2010   1.053       1.388        25,650
                                                                                   2009   0.776       1.053        25,769
                                                                                   2008   1.185       0.776        25,873
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2007   1.134       1.175            --
                                                                                   2006   1.071       1.134         4,259
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2014   1.141       1.150        24,902
                                                                                   2013   1.173       1.141        26,108
                                                                                   2012   1.157       1.173        27,323
                                                                                   2011   1.119       1.157        28,495
                                                                                   2010   1.079       1.119        29,746
                                                                                   2009   1.055       1.079        30,907
                                                                                   2008   1.080       1.055        36,576
                                                                                   2007   1.056       1.080        32,850
                                                                                   2006   1.024       1.056        32,850
 MSF WMC Balanced Subaccount (Class A) (5/09)..................................... 2014   1.455       1.574            --
                                                                                   2013   1.233       1.455            --
                                                                                   2012   1.121       1.233            --
                                                                                   2011   1.103       1.121            --
                                                                                   2010   1.028       1.103            --
                                                                                   2009   0.889       1.028            --
 MSF WMC Core Equity Opportunities Subaccount (Class A) (4/08).................... 2014   1.648       1.784         4,968
                                                                                   2013   1.259       1.648         5,209
                                                                                   2012   1.140       1.259        11,652
                                                                                   2011   1.214       1.140        11,893
                                                                                   2010   1.107       1.214        12,151
                                                                                   2009   0.857       1.107        12,391
                                                                                   2008   1.394       0.857        16,688
Money Market Portfolio
 Money Market Subaccount (5/03)................................................... 2006   0.986       0.993            --
                                                                                   2005   0.979       0.986       248,822
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (6/04)................... 2006   1.085       1.145            --

                           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                                                UNIT      UNIT     NUMBER OF
                                                                                               VALUE      VALUE      UNITS
                                                                                                 AT        AT     OUTSTANDING
                                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                                        YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                                     2005   1.049       1.085            --
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (6/03)..................... 2007   1.094       1.114            --
                                                                                     2006   1.110       1.094       109,562
                                                                                     2005   1.111       1.110       247,896
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/03).................... 2009   1.152       1.188            --
                                                                                     2008   1.123       1.152       243,442
                                                                                     2007   1.055       1.123       252,025
                                                                                     2006   1.039       1.055       254,812
                                                                                     2005   1.036       1.039       174,033
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/03)........................ 2007   2.011       2.174            --
                                                                                     2006   1.609       2.011            --
                                                                                     2005   1.465       1.609            --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/03)............................. 2007   2.116       2.255            --
                                                                                     2006   1.843       2.116        80,633
                                                                                     2005   1.759       1.843        84,475
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/03)............................... 2006   1.354       1.440            --
                                                                                     2005   1.273       1.354        18,579
 Travelers Convertible Securities Subaccount (6/03)................................. 2006   1.161       1.235            --
                                                                                     2005   1.182       1.161        17,971
 Travelers Disciplined Mid Cap Stock Subaccount (6/03).............................. 2006   1.623       1.770            --
                                                                                     2005   1.475       1.623           800
 Travelers Equity Income Subaccount (5/03).......................................... 2006   1.353       1.419            --
                                                                                     2005   1.323       1.353        42,718
 Travelers Federated High Yield Subaccount (5/03)................................... 2006   1.198       1.226            --
                                                                                     2005   1.193       1.198       141,714
 Travelers Federated Stock Subaccount (6/03)........................................ 2006   1.390       1.437            --
                                                                                     2005   1.348       1.390            --
 Travelers Large Cap Subaccount (6/03).............................................. 2006   1.313       1.351            --
                                                                                     2005   1.234       1.313         1,048
 Travelers Managed Allocation Series: Aggressive Subaccount (5/05).................. 2006   1.096       1.164            --
                                                                                     2005   1.000       1.096            --
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................ 2006   1.027       1.029            --
                                                                                     2005   1.000       1.027            --
 Travelers Managed Allocation Series: Moderate Subaccount (5/05).................... 2006   1.063       1.099            --
                                                                                     2005   1.000       1.063            --
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)......... 2006   1.074       1.118            --
                                                                                     2005   1.000       1.074            --
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)....... 2006   1.043       1.062            --
                                                                                     2005   1.000       1.043            --
 Travelers Mercury Large Cap Core Subaccount (6/03)................................. 2006   1.439       1.525            --
                                                                                     2005   1.312       1.439        67,553
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (6/03)............................ 2006   1.438       1.519            --
                                                                                     2005   1.426       1.438         2,616
 Travelers MFS(Reg. TM) Total Return Subaccount (5/03).............................. 2006   1.233       1.271            --
                                                                                     2005   1.224       1.233       120,551
 Travelers MFS(Reg. TM) Value Subaccount (5/04)..................................... 2006   1.154       1.244            --
                                                                                     2005   1.107       1.154       111,542
 Travelers Mondrian International Stock Subaccount (6/03)........................... 2006   1.531       1.756            --
                                                                                     2005   1.429       1.531        31,852
 Travelers Pioneer Fund Subaccount (6/03)........................................... 2006   1.339       1.418            --
                                                                                     2005   1.291       1.339            --
 Travelers Pioneer Mid Cap Value Subaccount (5/05).................................. 2006   1.047       1.100            --
                                                                                     2005   1.000       1.047            --

                      PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 Travelers Pioneer Strategic Income Subaccount (5/04).................... 2006   1.097       1.106            --
                                                                          2005   1.081       1.097            --
 Travelers Quality Bond Subaccount (5/03)................................ 2006   1.017       1.006            --
                                                                          2005   1.022       1.017        83,884
 Travelers Strategic Equity Subaccount (6/03)............................ 2006   1.318       1.373            --
                                                                          2005   1.320       1.318         8,228
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)........ 2006   1.103       1.267            --
                                                                          2005   1.000       1.103            --
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05)......... 2006   1.104       1.264            --
                                                                          2005   1.000       1.104            --
 Travelers U.S. Government Securities Subaccount (5/04).................. 2006   1.065       1.024            --
                                                                          2005   1.043       1.065       165,026
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)............ 2014   1.449       1.550            --
                                                                          2013   1.247       1.449            --
                                                                          2012   1.151       1.247            --
                                                                          2011   1.177       1.151            --
                                                                          2010   1.072       1.177            --
                                                                          2009   0.892       1.072            --
                                                                          2008   1.218       0.892            --
                                                                          2007   1.122       1.218            --
                                                                          2006   1.065       1.122            --
                                                                          2005   1.042       1.065            --
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (6/03)...................... 2009   1.003       0.971            --
                                                                          2008   1.597       1.003       127,630
                                                                          2007   1.671       1.597       126,489
                                                                          2006   1.471       1.671       157,891
                                                                          2005   1.443       1.471       214,607
 Van Kampen LIT Enterprise Subaccount (Class II) (6/03).................. 2009   0.813       0.832            --
                                                                          2008   1.459       0.813            --
                                                                          2007   1.326       1.459            --
                                                                          2006   1.269       1.326            --
                                                                          2005   1.202       1.269            --





                           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.20%
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (6/03)........ 2006   1.313       1.276            --
                                                                        2005   1.168       1.313         2,338
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (6/03).............. 2014   2.449       2.451       464,356
                                                                        2013   1.938       2.449       649,146
                                                                        2012   1.617       1.938       690,699
                                                                        2011   1.814       1.617       797,771
                                                                        2010   1.659       1.814       924,544
                                                                        2009   1.192       1.659     1,044,018
                                                                        2008   1.978       1.192     1,141,028
                                                                        2007   1.761       1.978     1,150,538
                                                                        2006   1.494       1.761     1,356,016
                                                                        2005   1.339       1.494     1,020,543
 American Funds Growth Subaccount (Class 2) (5/03)..................... 2014   2.037       2.162     1,807,670

                            PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                      2013   1.600       2.037     2,384,674
                                                                                      2012   1.388       1.600     2,716,642
                                                                                      2011   1.482       1.388     2,970,575
                                                                                      2010   1.276       1.482     3,446,041
                                                                                      2009   0.936       1.276     3,909,891
                                                                                      2008   1.708       0.936     4,043,683
                                                                                      2007   1.554       1.708     3,978,956
                                                                                      2006   1.441       1.554     4,265,814
                                                                                      2005   1.268       1.441     3,617,683
 American Funds Growth-Income Subaccount (Class 2) (5/03)............................ 2014   1.825       1.975     1,602,810
                                                                                      2013   1.397       1.825     2,413,083
                                                                                      2012   1.216       1.397     2,701,226
                                                                                      2011   1.266       1.216     3,094,800
                                                                                      2010   1.161       1.266     3,467,359
                                                                                      2009   0.905       1.161     3,592,504
                                                                                      2008   1.488       0.905     3,719,738
                                                                                      2007   1.448       1.488     3,973,463
                                                                                      2006   1.285       1.448     4,274,112
                                                                                      2005   1.241       1.285     3,793,793
Capital Appreciation Fund
 Capital Appreciation Fund (6/03).................................................... 2006   1.534       1.514            --
                                                                                      2005   1.326       1.534       818,380
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (6/03)................................ 2006   1.634       2.121            --
                                                                                      2005   1.559       1.634       503,067
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (5/03)......................... 2008   1.364       1.303            --
                                                                                      2007   1.302       1.364       314,653
                                                                                      2006   1.142       1.302       326,344
                                                                                      2005   1.119       1.142       240,724
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/03)................... 2008   1.181       1.113            --
                                                                                      2007   1.358       1.181       716,957
                                                                                      2006   1.337       1.358       707,287
                                                                                      2005   1.292       1.337       616,359
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (3/04).................. 2006   1.298       1.409            --
                                                                                      2005   1.204       1.298     1,885,381
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (1/04)................ 2006   1.295       1.441            --
                                                                                      2005   1.202       1.295       492,360
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/03)................ 2014   2.196       2.399       782,093
                                                                                      2013   1.714       2.196     1,003,752
                                                                                      2012   1.509       1.714     1,127,745
                                                                                      2011   1.587       1.509     1,198,636
                                                                                      2010   1.387       1.587     1,284,388
                                                                                      2009   1.047       1.387     1,399,567
                                                                                      2008   1.867       1.047     1,583,569
                                                                                      2007   1.628       1.867     1,646,796
                                                                                      2006   1.493       1.628     1,766,849
                                                                                      2005   1.308       1.493     1,255,003
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (7/03)....... 2014   2.014       2.180         3,048
                                                                                      2013   1.489       2.014         3,371
                                                                                      2012   1.245       1.489         3,656
                                                                                      2011   1.309       1.245         3,889
                                                                                      2010   1.134       1.309         4,158
                                                                                      2009   0.854       1.134         4,438
                                                                                      2008   1.488       0.854         4,433
                                                                                      2007   1.426       1.488         4,011
                                                                                      2006   1.280       1.426         4,125
                                                                                      2005   1.085       1.280         4,126
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/03)............................ 2014   2.920       3.029       492,440

                          PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2013   2.197       2.920       639,701
                                                                                  2012   1.961       2.197       749,249
                                                                                  2011   2.248       1.961       785,623
                                                                                  2010   1.788       2.248       797,891
                                                                                  2009   1.308       1.788       950,303
                                                                                  2008   2.213       1.308       980,802
                                                                                  2007   1.962       2.213       963,717
                                                                                  2006   1.784       1.962     1,093,420
                                                                                  2005   1.545       1.784       977,292
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (6/03)................... 2006   1.339       1.551            --
                                                                                  2005   1.238       1.339       505,524
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (6/03)............. 2008   3.187       2.894            --
                                                                                  2007   2.530       3.187       506,025
                                                                                  2006   2.019       2.530       655,796
                                                                                  2005   1.620       2.019       614,776
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)........................ 2014   2.054       1.786       679,678
                                                                                  2013   1.708       2.054       810,535
                                                                                  2012   1.477       1.708       892,122
                                                                                  2011   1.689       1.477       974,513
                                                                                  2010   1.593       1.689     1,045,008
                                                                                  2009   1.188       1.593     1,143,831
                                                                                  2008   2.037       1.188     1,222,137
                                                                                  2007   1.804       2.037     1,379,337
                                                                                  2006   1.518       1.804     1,194,699
                                                                                  2005   1.409       1.518       976,249
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (6/03).................. 2006   1.432       1.706            --
                                                                                  2005   1.344       1.432     1,842,779
High Yield Bond Trust
 High Yield Bond Trust (6/04).................................................... 2006   1.049       1.070            --
                                                                                  2005   1.058       1.049       554,017
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (6/03)......................... 2006   1.173       1.209            --
                                                                                  2005   1.114       1.173            --
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/03)............. 2010   1.442       1.459            --
                                                                                  2009   1.173       1.442            --
                                                                                  2008   1.690       1.173            --
                                                                                  2007   1.419       1.690            --
                                                                                  2006   1.364       1.419            --
                                                                                  2005   1.242       1.364            --
 Janus Aspen Global Research Subaccount (Service Shares) (6/03).................. 2008   1.493       1.403            --
                                                                                  2007   1.395       1.493            --
                                                                                  2006   1.209       1.395            --
                                                                                  2005   1.171       1.209            --
 Janus Aspen Global Technology Subaccount (Service Shares) (5/03)................ 2011   1.708       1.824            --
                                                                                  2010   1.403       1.708        84,656
                                                                                  2009   0.914       1.403       110,409
                                                                                  2008   1.668       0.914       136,456
                                                                                  2007   1.402       1.668       127,557
                                                                                  2006   1.329       1.402       105,391
                                                                                  2005   1.217       1.329        94,478
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (6/03)................................... 2006   1.404       1.568            --
                                                                                  2005   1.380       1.404       303,471
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)....... 2014   2.234       2.631       234,058
                                                                                  2013   1.545       2.234       333,666
                                                                                  2012   1.331       1.545       352,281
                                                                                  2011   1.328       1.331       390,711
                                                                                  2010   1.086       1.328       459,942
                                                                                  2009   0.825       1.086       493,226
                                                                                  2008   1.415       0.825       503,618
                                                                                  2007   1.473       1.415       595,221
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)........... 2014   1.743       1.749            --

                         PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                 2013   1.348       1.743       272,027
                                                                                 2012   1.199       1.348       180,451
                                                                                 2011   1.306       1.199       204,240
                                                                                 2010   1.145       1.306       243,750
                                                                                 2009   0.905       1.145       240,105
                                                                                 2008   1.459       0.905       244,917
                                                                                 2007   1.529       1.459       261,378
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)........... 2014   1.873       2.034        18,925
                                                                                 2013   1.473       1.873        27,110
                                                                                 2012   1.299       1.473        48,085
                                                                                 2011   1.294       1.299        54,407
                                                                                 2010   1.175       1.294        63,454
                                                                                 2009   0.983       1.175        63,235
                                                                                 2008   1.422       0.983        73,109
                                                                                 2007   1.379       1.422        71,124
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)....... 2014   1.777       1.982        83,689
                                                                                 2013   1.318       1.777       158,022
                                                                                 2012   1.120       1.318       169,862
                                                                                 2011   1.152       1.120       200,841
                                                                                 2010   1.072       1.152       206,203
                                                                                 2009   0.770       1.072       207,644
                                                                                 2008   1.255       0.770       212,178
                                                                                 2007   1.259       1.255       219,027
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (6/03)........ 2014   1.872       2.046        52,277
                                                                                 2013   1.446       1.872       113,949
                                                                                 2012   1.269       1.446       126,729
                                                                                 2011   1.236       1.269       135,740
                                                                                 2010   1.154       1.236       141,934
                                                                                 2009   0.948       1.154       145,454
                                                                                 2008   1.505       0.948       146,376
                                                                                 2007   1.481       1.505       148,189
                                                                                 2006   1.280       1.481       151,038
                                                                                 2005   1.228       1.280       132,437
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (6/03)....... 2014   2.892       2.944        95,892
                                                                                 2013   2.010       2.892       148,790
                                                                                 2012   1.721       2.010       173,988
                                                                                 2011   1.735       1.721       205,303
                                                                                 2010   1.417       1.735       204,100
                                                                                 2009   1.014       1.417       229,767
                                                                                 2008   1.749       1.014       252,875
                                                                                 2007   1.626       1.749       261,933
                                                                                 2006   1.474       1.626       279,667
                                                                                 2005   1.436       1.474       264,336
 LMPVET Equity Index Subaccount (Class II) (5/03)............................... 2009   0.874       0.849            --
                                                                                 2008   1.429       0.874       838,597
                                                                                 2007   1.393       1.429       848,805
                                                                                 2006   1.237       1.393       874,703
                                                                                 2005   1.213       1.237       702,497
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (11/03)........ 2011   0.944       0.931            --
                                                                                 2010   0.884       0.944       581,580
                                                                                 2009   0.769       0.884       480,109
                                                                                 2008   0.998       0.769       467,154
                                                                                 2007   1.006       0.998       513,791
                                                                                 2006   0.988       1.006       494,797
                                                                                 2005   0.987       0.988       513,247
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (6/03)..................................... 2007   1.473       1.543            --
                                                                                 2006   1.275       1.473       202,778
                                                                                 2005   1.253       1.275       197,652
 LMPVPI Large Cap Growth Subaccount (Class I) (6/03)............................ 2007   1.219       1.267            --
                                                                                 2006   1.196       1.219       249,371
                                                                                 2005   1.161       1.196       187,950
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (6/03).......................... 2007   1.439       1.487            --
                                                                                 2006   1.324       1.439       611,608
                                                                                 2005   1.232       1.324       458,522

                      PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 LMPVPII Growth and Income Subaccount (Class I) (7/03)................... 2007   1.332       1.388            --
                                                                          2006   1.211       1.332        71,646
                                                                          2005   1.195       1.211        51,085
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (6/03).............. 2007   1.472       1.527            --
                                                                          2006   1.283       1.472     1,048,214
                                                                          2005   1.270       1.283       862,943
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).................. 2007   1.640       1.804            --
                                                                          2006   1.494       1.640     1,065,798
                                                                          2005   1.411       1.494       955,093
Managed Assets Trust
 Managed Assets Trust (5/04)............................................. 2006   1.073       1.105            --
                                                                          2005   1.057       1.073       769,875
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)............. 2008   1.599       1.538            --
                                                                          2007   1.541       1.599       104,866
                                                                          2006   1.625       1.541       114,960
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *................. 2014   1.878       1.902       252,256
                                                                          2013   1.747       1.878       368,255
                                                                          2012   1.528       1.747       404,634
                                                                          2011   1.522       1.528       420,297
                                                                          2010   1.339       1.522       367,542
                                                                          2009   0.929       1.339       493,560
                                                                          2008   1.251       0.929       619,979
                                                                          2007   1.244       1.251       818,690
                                                                          2006   1.185       1.244       395,062
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............. 2014   1.012       1.125       403,380
                                                                          2013   0.997       1.012       582,588
                                                                          2012   0.807       0.997       613,356
                                                                          2011   0.871       0.807       687,124
                                                                          2010   0.765       0.871       788,405
                                                                          2009   0.579       0.765       905,831
                                                                          2008   1.013       0.579       954,582
                                                                          2007   1.215       1.013       874,392
                                                                          2006   1.003       1.215       890,783
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....... 2014   2.321       2.413            --
                                                                          2013   1.838       2.321       468,240
                                                                          2012   1.530       1.838       554,192
                                                                          2011   1.687       1.530       749,805
                                                                          2010   1.572       1.687       776,075
                                                                          2009   1.122       1.572       862,979
                                                                          2008   1.973       1.122       922,485
                                                                          2007   1.546       1.973       927,984
                                                                          2006   1.514       1.546       986,471
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).......... 2014   2.405       2.696       359,176
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *......... 2014   2.370       2.191       170,166
                                                                          2013   1.852       2.370       197,978
                                                                          2012   1.463       1.852       215,044
                                                                          2011   1.738       1.463       215,166
                                                                          2010   1.523       1.738       250,592
                                                                          2009   1.002       1.523       312,495
                                                                          2008   1.727       1.002       361,162
                                                                          2007   1.781       1.727       348,947
                                                                          2006   1.623       1.781       346,712
 MIST Invesco Comstock Subaccount (Class B) (5/09)....................... 2014   1.874       2.004       753,109
                                                                          2013   1.415       1.874       434,350
                                                                          2012   1.220       1.415       586,063
                                                                          2011   1.266       1.220       619,158
                                                                          2010   1.127       1.266       640,434
                                                                          2009   0.906       1.127       829,741
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *................ 2014   1.288       1.382       610,432

                        PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2013   1.011       1.288       830,149
                                                                               2012   0.901       1.011       899,878
                                                                               2011   0.956       0.901     1,026,784
                                                                               2010   0.779       0.956     1,071,669
                                                                               2009   0.629       0.779     1,401,084
                                                                               2008   1.051       0.629     1,360,483
                                                                               2007   1.068       1.051     1,512,748
                                                                               2006   0.964       1.068           147
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06).................... 2014   2.058       2.178        58,518
                                                                               2013   1.497       2.058        76,592
                                                                               2012   1.291       1.497        70,465
                                                                               2011   1.331       1.291        71,035
                                                                               2010   1.076       1.331        49,225
                                                                               2009   0.820       1.076        57,435
                                                                               2008   1.365       0.820        70,163
                                                                               2007   1.252       1.365        48,471
                                                                               2006   1.267       1.252        55,001
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06).................... 2014   1.820       1.864        30,270
                                                                               2013   1.396       1.820        51,016
                                                                               2012   1.234       1.396        45,542
                                                                               2011   1.404       1.234        39,649
                                                                               2010   1.201       1.404        68,812
                                                                               2009   0.951       1.201        43,078
                                                                               2008   1.300       0.951        56,727
                                                                               2007   1.342       1.300        23,148
                                                                               2006   1.264       1.342        18,011
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06).......... 2009   0.885       0.874            --
                                                                               2008   1.210       0.885       465,448
                                                                               2007   1.164       1.210       468,129
                                                                               2006   1.105       1.164       485,658
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06).................. 2014   1.825       1.876       214,165
                                                                               2013   1.724       1.825       210,599
                                                                               2012   1.558       1.724       163,346
                                                                               2011   1.519       1.558       171,336
                                                                               2010   1.372       1.519       170,851
                                                                               2009   1.023       1.372       186,401
                                                                               2008   1.281       1.023       146,992
                                                                               2007   1.226       1.281       150,330
                                                                               2006   1.175       1.226       171,989
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)................ 2009   0.820       0.778            --
                                                                               2008   1.462       0.820       131,271
                                                                               2007   1.335       1.462       145,757
                                                                               2006   1.357       1.335       158,802
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)................ 2014   1.202       1.236       131,419
                                                                               2013   0.949       1.202       327,249
                                                                               2012   0.831       0.949       444,424
                                                                               2011   0.975       0.831       452,213
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................... 2014   1.289       1.282       757,076
                                                                               2013   0.995       1.289     1,121,851
                                                                               2012   0.862       0.995     1,367,859
                                                                               2011   0.968       0.862     1,433,184
                                                                               2010   0.825       0.968     1,501,589
                                                                               2009   0.667       0.825     1,778,406
                                                                               2008   0.972       0.667     1,745,181
                                                                               2007   1.025       0.972     1,890,953
                                                                               2006   1.003       1.025     1,275,885
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)........ 2014   2.272       2.078       759,164
                                                                               2013   2.445       2.272       398,185
                                                                               2012   2.102       2.445       359,674
                                                                               2011   2.643       2.102       377,152
                                                                               2010   2.185       2.643       389,471
                                                                               2009   1.322       2.185       430,807
                                                                               2008   2.898       1.322       448,281
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2014   1.903       1.732       341,181

                      PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2013   1.631       1.903       375,954
                                                                          2012   1.429       1.631       423,883
                                                                          2011   1.636       1.429       514,171
                                                                          2010   1.501       1.636       542,075
                                                                          2009   1.166       1.501       554,678
                                                                          2008   2.069       1.166       586,996
                                                                          2007   1.978       2.069        13,231
 MIST MLA Mid Cap Subaccount (Class A) (4/08)............................ 2013   1.499       1.621            --
                                                                          2012   1.451       1.499        61,869
                                                                          2011   1.564       1.451        63,174
                                                                          2010   1.297       1.564        67,963
                                                                          2009   0.967       1.297        85,165
                                                                          2008   1.535       0.967        93,830
 MIST MLA Mid Cap Subaccount (Class B) (4/07)............................ 2013   1.026       1.110            --
                                                                          2012   0.996       1.026       473,681
                                                                          2011   1.075       0.996       505,149
                                                                          2010   0.895       1.075       463,499
                                                                          2009   0.669       0.895       398,822
                                                                          2008   1.108       0.669       378,102
                                                                          2007   1.255       1.108        17,040
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *............ 2014   1.296       1.295     2,468,409
                                                                          2013   1.042       1.296     3,007,046
                                                                          2012   0.879       1.042     3,633,207
                                                                          2011   0.981       0.879     3,846,523
                                                                          2010   0.865       0.981     4,047,274
                                                                          2009   0.633       0.865     4,693,468
                                                                          2008   1.088       0.633     4,903,552
                                                                          2007   1.047       1.088     5,301,266
                                                                          2006   0.996       1.047     6,033,310
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *....... 2014   1.301       1.313       810,336
                                                                          2013   1.461       1.301       771,143
                                                                          2012   1.367       1.461     1,013,468
                                                                          2011   1.253       1.367     1,151,093
                                                                          2010   1.186       1.253     1,238,422
                                                                          2009   1.024       1.186     1,265,695
                                                                          2008   1.121       1.024     1,195,507
                                                                          2007   1.063       1.121     1,338,887
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2014   1.411       1.439     2,841,353
                                                                          2013   1.471       1.411     3,776,771
                                                                          2012   1.376       1.471     3,883,138
                                                                          2011   1.364       1.376     4,148,350
                                                                          2010   1.289       1.364     2,490,762
                                                                          2009   1.161       1.289     2,713,340
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2014   1.759       1.913        12,569
                                                                          2013   1.351       1.759        25,431
                                                                          2012   1.249       1.351        25,650
                                                                          2011   1.338       1.249        25,596
                                                                          2010   1.177       1.338        25,589
                                                                          2009   0.971       1.177        27,163
                                                                          2008   1.478       0.971        26,870
                                                                          2007   1.439       1.478        26,917
                                                                          2006   1.344       1.439       144,548
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.152       1.270            --
                                                                          2006   1.099       1.152        16,748
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2014   1.631       1.669       388,328
                                                                          2013   1.642       1.631       458,212
                                                                          2012   1.504       1.642       478,491
                                                                          2011   1.484       1.504       482,061
                                                                          2010   1.352       1.484       520,864
                                                                          2009   1.038       1.352       679,018
                                                                          2008   1.189       1.038       774,968
                                                                          2007   1.140       1.189       988,568
                                                                          2006   1.105       1.140     1,031,345
 MIST RCM Technology Subaccount (Class B) (5/11)......................... 2013   1.604       1.673            --
                                                                          2012   1.463       1.604        61,352
                                                                          2011   1.817       1.463        42,051
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2014   1.279       1.418     1,171,083

                     PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2013   0.978       1.279     1,476,445
                                                                        2012   0.847       0.978     1,661,874
                                                                        2011   0.902       0.847     1,844,292
                                                                        2010   0.788       0.902     2,043,400
                                                                        2009   0.681       0.788     2,318,149
                                                                        2008   1.092       0.681     2,720,214
                                                                        2007   1.073       1.092     2,916,660
                                                                        2006   1.001       1.073     1,529,139
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)........ 2014   1.751       1.903       107,878
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)............... 2007   1.507       1.577            --
                                                                        2006   1.428       1.507       407,536
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)............... 2014   1.765       1.962       185,107
                                                                        2013   1.345       1.765       272,938
                                                                        2012   1.211       1.345       262,350
                                                                        2011   1.236       1.211       331,624
                                                                        2010   1.122       1.236       411,768
                                                                        2009   0.962       1.122       447,645
                                                                        2008   1.569       0.962       441,675
                                                                        2007   1.563       1.569       412,214
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)................. 2014   1.207       1.264       166,391
                                                                        2013   1.243       1.207       306,651
                                                                        2012   1.182       1.243       280,725
                                                                        2011   1.134       1.182       352,335
                                                                        2010   1.070       1.134       390,685
                                                                        2009   0.999       1.070       559,412
                                                                        2008   1.057       0.999       468,495
                                                                        2007   1.017       1.057       614,197
                                                                        2006   0.983       1.017       520,252
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2014   1.463       1.559       208,962
                                                                        2013   1.115       1.463       325,831
                                                                        2012   0.996       1.115       377,758
                                                                        2011   1.118       0.996       424,725
                                                                        2010   0.954       1.118       431,532
                                                                        2009   0.761       0.954       475,973
 MSF BlackRock Money Market Subaccount (Class A) (4/06)................ 2014   0.941       0.921     4,768,675
                                                                        2013   0.962       0.941     4,784,533
                                                                        2012   0.984       0.962     5,447,560
                                                                        2011   1.005       0.984     5,574,947
                                                                        2010   1.028       1.005     5,758,011
                                                                        2009   1.046       1.028     7,628,176
                                                                        2008   1.040       1.046     7,012,301
                                                                        2007   1.012       1.040     4,380,223
                                                                        2006   0.993       1.012     4,014,525
 MSF FI Large Cap Subaccount (Class A) (4/06).......................... 2009   0.711       0.741            --
                                                                        2008   1.317       0.711       343,411
                                                                        2007   1.296       1.317       276,408
                                                                        2006   1.283       1.296       282,614
 MSF FI Value Leaders Subaccount (Class D) (4/06)...................... 2013   1.130       1.241            --
                                                                        2012   0.999       1.130       717,294
                                                                        2011   1.089       0.999       786,607
                                                                        2010   0.973       1.089       829,482
                                                                        2009   0.817       0.973       880,256
                                                                        2008   1.369       0.817       931,125
                                                                        2007   1.345       1.369     1,020,680
                                                                        2006   1.316       1.345     1,114,110
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)............... 2014   1.839       1.998       175,775
                                                                        2013   1.417       1.839       229,575
                                                                        2012   1.307       1.417       239,819
                                                                        2011   1.379       1.307       220,475
                                                                        2010   1.224       1.379       238,600
                                                                        2009   0.838       1.224       252,987
                                                                        2008   1.580       0.838       284,819
                                                                        2007   1.341       1.580       223,289
                                                                        2006   1.379       1.341       223,329
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)......... 2011   0.905       0.978            --

                   PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                UNIT      UNIT     NUMBER OF
                                                                               VALUE      VALUE      UNITS
                                                                                 AT        AT     OUTSTANDING
                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                        YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                     2010   0.799       0.905        523,582
                                                                     2009   0.621       0.799        465,327
                                                                     2008   1.067       0.621        482,672
                                                                     2007   1.056       1.067        526,314
                                                                     2006   1.002       1.056        671,207
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06)........ 2014   1.254       1.282        671,007
                                                                     2013   1.230       1.254        762,184
                                                                     2012   1.151       1.230        752,126
                                                                     2011   1.140       1.151        764,076
                                                                     2010   1.059       1.140        621,182
                                                                     2009   0.898       1.059        722,607
                                                                     2008   1.072       0.898        578,047
                                                                     2007   1.038       1.072        152,633
                                                                     2006   1.001       1.038        129,982
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06)........ 2014   1.268       1.302        522,655
                                                                     2013   1.169       1.268        597,979
                                                                     2012   1.072       1.169        751,400
                                                                     2011   1.085       1.072        741,163
                                                                     2010   0.994       1.085        628,820
                                                                     2009   0.822       0.994        317,946
                                                                     2008   1.071       0.822        164,694
                                                                     2007   1.045       1.071        420,572
                                                                     2006   1.002       1.045             --
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06)........ 2014   1.265       1.300     25,102,270
                                                                     2013   1.096       1.265      1,963,839
                                                                     2012   0.989       1.096      2,016,439
                                                                     2011   1.025       0.989      2,026,546
                                                                     2010   0.926       1.025      2,048,328
                                                                     2009   0.748       0.926      2,123,102
                                                                     2008   1.072       0.748      2,600,791
                                                                     2007   1.050       1.072      3,361,865
                                                                     2006   1.002       1.050      3,734,876
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06)........ 2014   1.245       1.282     64,658,583
                                                                     2013   1.024       1.245        396,512
                                                                     2012   0.907       1.024        504,854
                                                                     2011   0.964       0.907        933,091
                                                                     2010   0.859       0.964      1,284,074
                                                                     2009   0.680       0.859      1,347,042
                                                                     2008   1.072       0.680      1,111,255
                                                                     2007   1.055       1.072      1,477,379
                                                                     2006   1.002       1.055      1,825,641
 MSF MetLife Stock Index Subaccount (Class B) (5/09)................ 2014   1.422       1.574        551,244
                                                                     2013   1.104       1.422        904,807
                                                                     2012   0.978       1.104        985,031
                                                                     2011   0.984       0.978        744,065
                                                                     2010   0.878       0.984        878,891
                                                                     2009   0.717       0.878      1,033,347
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06).......... 2014   1.556       1.651      1,084,396
                                                                     2013   1.340       1.556      1,463,978
                                                                     2012   1.230       1.340      1,558,668
                                                                     2011   1.230       1.230      1,779,668
                                                                     2010   1.145       1.230      1,847,901
                                                                     2009   0.988       1.145      2,157,425
                                                                     2008   1.301       0.988      2,254,271
                                                                     2007   1.276       1.301      2,419,094
                                                                     2006   1.199       1.276      2,486,757
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)................. 2014   1.831       1.984        652,708
                                                                     2013   1.379       1.831        830,630
                                                                     2012   1.208       1.379        404,317
                                                                     2011   1.225       1.208        448,332
                                                                     2010   1.124       1.225        486,463
                                                                     2009   0.951       1.124        566,943
                                                                     2008   1.440       0.951        598,060
                                                                     2007   1.368       1.440        584,107
                                                                     2006   1.243       1.368        538,257
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)........... 2014   2.031       1.987          4,152
                                                                     2013   1.633       2.031         26,461

                          PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)......................... 2014   1.388       1.354       379,861
                                                                                   2013   1.117       1.388       441,462
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................... 2014   1.567       1.668        79,960
                                                                                   2013   1.154       1.567       115,776
                                                                                   2012   0.994       1.154       130,480
                                                                                   2011   1.030       0.994       197,401
                                                                                   2010   0.902       1.030       296,460
                                                                                   2009   0.645       0.902       386,707
                                                                                   2008   1.136       0.645       395,142
                                                                                   2007   1.064       1.136        34,696
                                                                                   2006   0.998       1.064         2,904
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................... 2014   2.194       2.289       307,211
                                                                                   2013   1.555       2.194       381,437
                                                                                   2012   1.372       1.555       467,633
                                                                                   2011   1.382       1.372       580,971
                                                                                   2010   1.049       1.382       733,074
                                                                                   2009   0.774       1.049       999,289
                                                                                   2008   1.182       0.774     1,087,541
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2007   1.133       1.174            --
                                                                                   2006   1.070       1.133       520,980
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2014   1.135       1.144       179,835
                                                                                   2013   1.168       1.135       200,803
                                                                                   2012   1.153       1.168       349,518
                                                                                   2011   1.115       1.153       382,110
                                                                                   2010   1.076       1.115       414,144
                                                                                   2009   1.053       1.076       395,891
                                                                                   2008   1.078       1.053       542,172
                                                                                   2007   1.055       1.078       357,273
                                                                                   2006   1.023       1.055       339,240
 MSF WMC Balanced Subaccount (Class A) (5/09)..................................... 2014   1.448       1.566       181,664
                                                                                   2013   1.227       1.448       361,342
                                                                                   2012   1.117       1.227       350,182
                                                                                   2011   1.100       1.117       353,357
                                                                                   2010   1.025       1.100       476,141
                                                                                   2009   0.887       1.025       471,185
 MSF WMC Core Equity Opportunities Subaccount (Class A) (4/08).................... 2014   1.530       1.656       173,766
                                                                                   2013   1.170       1.530       274,885
                                                                                   2012   1.060       1.170       240,600
                                                                                   2011   1.129       1.060       304,655
                                                                                   2010   1.030       1.129       300,993
                                                                                   2009   0.798       1.030       421,963
                                                                                   2008   1.298       0.798       386,755
Money Market Portfolio
 Money Market Subaccount (5/03)................................................... 2006   0.987       0.993            --
                                                                                   2005   0.980       0.987     1,262,740
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (6/04)................... 2006   1.085       1.144            --
                                                                                   2005   1.048       1.085       338,931
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (6/03)................... 2007   1.040       1.059            --
                                                                                   2006   1.056       1.040     1,321,802
                                                                                   2005   1.057       1.056     1,044,496
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/03).................. 2009   1.123       1.158            --
                                                                                   2008   1.095       1.123     2,693,404
                                                                                   2007   1.030       1.095     2,994,971
                                                                                   2006   1.014       1.030     2,720,847
                                                                                   2005   1.011       1.014     2,304,778
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/03)...................... 2007   1.841       1.989            --
                                                                                   2006   1.473       1.841            --
                                                                                   2005   1.342       1.473            --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/03)........................... 2007   1.892       2.016            --
                                                                                   2006   1.648       1.892       444,890
                                                                                   2005   1.574       1.648       506,529

                           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                                UNIT      UNIT     NUMBER OF
                                                                                               VALUE      VALUE      UNITS
                                                                                                 AT        AT     OUTSTANDING
                                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                                        YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------ ------ ----------- -------- ------------
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/03)............................... 2006   1.277       1.357            --
                                                                                     2005   1.201       1.277       115,767
 Travelers Convertible Securities Subaccount (6/03)................................. 2006   1.104       1.175            --
                                                                                     2005   1.125       1.104       126,318
 Travelers Disciplined Mid Cap Stock Subaccount (6/03).............................. 2006   1.491       1.625            --
                                                                                     2005   1.355       1.491       108,989
 Travelers Equity Income Subaccount (5/03).......................................... 2006   1.255       1.316            --
                                                                                     2005   1.228       1.255       815,787
 Travelers Federated High Yield Subaccount (5/03)................................... 2006   1.158       1.185            --
                                                                                     2005   1.155       1.158       410,952
 Travelers Federated Stock Subaccount (6/03)........................................ 2006   1.264       1.307            --
                                                                                     2005   1.227       1.264        31,338
 Travelers Large Cap Subaccount (6/03).............................................. 2006   1.248       1.283            --
                                                                                     2005   1.174       1.248       266,425
 Travelers Managed Allocation Series: Aggressive Subaccount (5/05).................. 2006   1.096       1.163            --
                                                                                     2005   1.000       1.096       302,387
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................ 2006   1.027       1.028            --
                                                                                     2005   1.000       1.027       125,442
 Travelers Managed Allocation Series: Moderate Subaccount (5/05).................... 2006   1.063       1.099            --
                                                                                     2005   1.000       1.063     3,314,757
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)......... 2006   1.073       1.117            --
                                                                                     2005   1.000       1.073     1,521,475
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)....... 2006   1.043       1.061            --
                                                                                     2005   1.000       1.043            --
 Travelers Mercury Large Cap Core Subaccount (6/03)................................. 2006   1.348       1.428            --
                                                                                     2005   1.230       1.348       380,315
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (6/03)............................ 2006   1.306       1.379            --
                                                                                     2005   1.296       1.306       204,003
 Travelers MFS(Reg. TM) Total Return Subaccount (5/03).............................. 2006   1.164       1.199            --
                                                                                     2005   1.155       1.164     1,772,220
 Travelers MFS(Reg. TM) Value Subaccount (5/04)..................................... 2006   1.153       1.243            --
                                                                                     2005   1.107       1.153       445,037
 Travelers Mondrian International Stock Subaccount (6/03)........................... 2006   1.415       1.623            --
                                                                                     2005   1.321       1.415       286,271
 Travelers Pioneer Fund Subaccount (6/03)........................................... 2006   1.269       1.344            --
                                                                                     2005   1.224       1.269       139,578
 Travelers Pioneer Mid Cap Value Subaccount (5/05).................................. 2006   1.047       1.099            --
                                                                                     2005   1.000       1.047        52,789
 Travelers Pioneer Strategic Income Subaccount (5/04)............................... 2006   1.096       1.105            --
                                                                                     2005   1.081       1.096       735,828
 Travelers Quality Bond Subaccount (5/03)........................................... 2006   0.994       0.983            --
                                                                                     2005   1.000       0.994       585,730
 Travelers Strategic Equity Subaccount (6/03)....................................... 2006   1.227       1.278            --
                                                                                     2005   1.229       1.227        52,430
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)................... 2006   1.103       1.267            --
                                                                                     2005   1.000       1.103        52,336
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05).................... 2006   1.104       1.264            --
                                                                                     2005   1.000       1.104        11,783
 Travelers U.S. Government Securities Subaccount (5/04)............................. 2006   1.064       1.023            --
                                                                                     2005   1.042       1.064       371,791
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)....................... 2014   1.442       1.542        25,895

                 PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                           UNIT      UNIT     NUMBER OF
                                                                          VALUE      VALUE      UNITS
                                                                            AT        AT     OUTSTANDING
                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                   YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------- ------ ----------- -------- ------------
                                                                2013   1.242       1.442        26,033
                                                                2012   1.147       1.242        26,163
                                                                2011   1.173       1.147        56,534
                                                                2010   1.069       1.173        93,681
                                                                2009   0.889       1.069        93,119
                                                                2008   1.216       0.889        90,377
                                                                2007   1.121       1.216        90,634
                                                                2006   1.064       1.121        91,880
                                                                2005   1.042       1.064        78,032
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (6/03)............ 2009   0.906       0.877            --
                                                                2008   1.442       0.906       896,716
                                                                2007   1.510       1.442       869,067
                                                                2006   1.330       1.510     1,036,717
                                                                2005   1.306       1.330       916,581
 Van Kampen LIT Enterprise Subaccount (Class II) (6/03)........ 2009   0.770       0.788            --
                                                                2008   1.383       0.770            --
                                                                2007   1.257       1.383            --
                                                                2006   1.203       1.257            --
                                                                2005   1.140       1.203            --





                           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.25%
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (6/03)........ 2006   1.217       1.182           --
                                                                        2005   1.084       1.217           --
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (6/03).............. 2014   2.035       2.036           --
                                                                        2013   1.611       2.035           --
                                                                        2012   1.345       1.611           --
                                                                        2011   1.509       1.345           --
                                                                        2010   1.382       1.509           --
                                                                        2009   0.993       1.382           --
                                                                        2008   1.648       0.993           --
                                                                        2007   1.468       1.648           --
                                                                        2006   1.247       1.468           --
                                                                        2005   1.118       1.247           --
 American Funds Growth Subaccount (Class 2) (5/03)..................... 2014   1.760       1.867           --
                                                                        2013   1.384       1.760        2,998
                                                                        2012   1.200       1.384        3,007
                                                                        2011   1.283       1.200        3,018
                                                                        2010   1.105       1.283        3,031
                                                                        2009   0.811       1.105        3,045
                                                                        2008   1.480       0.811        3,059
                                                                        2007   1.348       1.480        3,070
                                                                        2006   1.251       1.348        3,080
                                                                        2005   1.101       1.251        3,091
 American Funds Growth-Income Subaccount (Class 2) (5/03).............. 2014   1.577       1.706           --
                                                                        2013   1.208       1.577          902
                                                                        2012   1.052       1.208          905
                                                                        2011   1.096       1.052          908
                                                                        2010   1.006       1.096        3,138
                                                                        2009   0.784       1.006        9,180
                                                                        2008   1.290       0.784       11,545
                                                                        2007   1.256       1.290       11,014
                                                                        2006   1.115       1.256       10,918
                                                                        2005   1.077       1.115       11,085
Capital Appreciation Fund
 Capital Appreciation Fund (6/03)...................................... 2006   1.345       1.328           --
                                                                        2005   1.163       1.345           --
Delaware VIP Trust

                            PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
 Delaware VIP REIT Subaccount (Standard Class) (6/03)................................ 2006   1.259       1.633           --
                                                                                      2005   1.202       1.259        3,614
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (5/03)......................... 2008   1.259       1.203           --
                                                                                      2007   1.202       1.259           --
                                                                                      2006   1.056       1.202           --
                                                                                      2005   1.034       1.056           --
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/03)................... 2008   0.963       0.907           --
                                                                                      2007   1.108       0.963           --
                                                                                      2006   1.092       1.108           --
                                                                                      2005   1.055       1.092           --
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (3/04).................. 2006   1.199       1.302           --
                                                                                      2005   1.113       1.199          895
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (1/04)................ 2006   1.182       1.314           --
                                                                                      2005   1.097       1.182           --
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/03)................ 2014   1.886       2.058           --
                                                                                      2013   1.473       1.886           --
                                                                                      2012   1.297       1.473           --
                                                                                      2011   1.364       1.297           --
                                                                                      2010   1.193       1.364        1,361
                                                                                      2009   0.901       1.193        5,254
                                                                                      2008   1.608       0.901        6,928
                                                                                      2007   1.402       1.608        6,967
                                                                                      2006   1.287       1.402        7,582
                                                                                      2005   1.128       1.287        7,465
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (7/03)....... 2014   1.907       2.063           --
                                                                                      2013   1.411       1.907           --
                                                                                      2012   1.180       1.411           --
                                                                                      2011   1.242       1.180           --
                                                                                      2010   1.076       1.242           --
                                                                                      2009   0.811       1.076           --
                                                                                      2008   1.414       0.811           --
                                                                                      2007   1.355       1.414           --
                                                                                      2006   1.217       1.355           --
                                                                                      2005   1.032       1.217           --
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/03)............................ 2014   2.256       2.338           --
                                                                                      2013   1.698       2.256           --
                                                                                      2012   1.516       1.698           --
                                                                                      2011   1.739       1.516           --
                                                                                      2010   1.383       1.739           --
                                                                                      2009   1.012       1.383           --
                                                                                      2008   1.715       1.012           --
                                                                                      2007   1.521       1.715          736
                                                                                      2006   1.384       1.521          805
                                                                                      2005   1.199       1.384          807
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (6/03)....................... 2006   1.175       1.361           --
                                                                                      2005   1.087       1.175           --
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (6/03)................. 2008   2.319       2.105           --
                                                                                      2007   1.842       2.319          272
                                                                                      2006   1.470       1.842          351
                                                                                      2005   1.180       1.470          389
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)............................ 2014   1.674       1.454           --
                                                                                      2013   1.392       1.674           --
                                                                                      2012   1.204       1.392           --
                                                                                      2011   1.378       1.204           --
                                                                                      2010   1.300       1.378        1,289
                                                                                      2009   0.970       1.300        4,681
                                                                                      2008   1.665       0.970        6,651
                                                                                      2007   1.475       1.665        5,990
                                                                                      2006   1.242       1.475        6,566
                                                                                      2005   1.153       1.242        6,907
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (6/03)...................... 2006   1.208       1.439           --
                                                                                      2005   1.135       1.208           --

                          PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
High Yield Bond Trust
 High Yield Bond Trust (6/04).................................................... 2006   1.048       1.069           --
                                                                                  2005   1.058       1.048        5,275
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (6/03)......................... 2006   1.117       1.151           --
                                                                                  2005   1.061       1.117           --
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/03)............. 2010   1.233       1.248           --
                                                                                  2009   1.004       1.233           --
                                                                                  2008   1.447       1.004           --
                                                                                  2007   1.216       1.447           --
                                                                                  2006   1.170       1.216           --
                                                                                  2005   1.065       1.170           --
 Janus Aspen Global Research Subaccount (Service Shares) (6/03).................. 2008   1.303       1.225           --
                                                                                  2007   1.219       1.303           --
                                                                                  2006   1.057       1.219           --
                                                                                  2005   1.024       1.057           --
 Janus Aspen Global Technology Subaccount (Service Shares) (5/03)................ 2011   1.422       1.519           --
                                                                                  2010   1.169       1.422           --
                                                                                  2009   0.762       1.169           --
                                                                                  2008   1.391       0.762           --
                                                                                  2007   1.169       1.391           --
                                                                                  2006   1.109       1.169           --
                                                                                  2005   1.017       1.109           --
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (6/03)................................... 2006   1.134       1.265           --
                                                                                  2005   1.115       1.134           --
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)....... 2014   1.877       2.210           --
                                                                                  2013   1.299       1.877           --
                                                                                  2012   1.119       1.299           --
                                                                                  2011   1.117       1.119           --
                                                                                  2010   0.914       1.117           --
                                                                                  2009   0.695       0.914           --
                                                                                  2008   1.192       0.695           --
                                                                                  2007   1.242       1.192        1,044
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)........... 2014   1.459       1.463           --
                                                                                  2013   1.129       1.459           --
                                                                                  2012   1.004       1.129           --
                                                                                  2011   1.095       1.004           --
                                                                                  2010   0.960       1.095           --
                                                                                  2009   0.759       0.960           --
                                                                                  2008   1.224       0.759           --
                                                                                  2007   1.284       1.224           --
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)............ 2014   1.680       1.824           --
                                                                                  2013   1.322       1.680           --
                                                                                  2012   1.166       1.322           --
                                                                                  2011   1.162       1.166           --
                                                                                  2010   1.056       1.162           --
                                                                                  2009   0.884       1.056           --
                                                                                  2008   1.279       0.884           --
                                                                                  2007   1.241       1.279           --
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)........ 2014   1.529       1.704           --
                                                                                  2013   1.134       1.529           --
                                                                                  2012   0.964       1.134           --
                                                                                  2011   0.993       0.964           --
                                                                                  2010   0.924       0.993           --
                                                                                  2009   0.664       0.924           --
                                                                                  2008   1.083       0.664           --
                                                                                  2007   1.086       1.083           --
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (6/03)......... 2014   1.621       1.771           --

                         PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                 2013   1.253       1.621           --
                                                                                 2012   1.100       1.253           --
                                                                                 2011   1.072       1.100           --
                                                                                 2010   1.001       1.072           --
                                                                                 2009   0.823       1.001           --
                                                                                 2008   1.307       0.823           --
                                                                                 2007   1.287       1.307           --
                                                                                 2006   1.113       1.287           --
                                                                                 2005   1.068       1.113           --
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (6/03)....... 2014   2.245       2.285           --
                                                                                 2013   1.561       2.245           --
                                                                                 2012   1.337       1.561           --
                                                                                 2011   1.349       1.337           --
                                                                                 2010   1.102       1.349           --
                                                                                 2009   0.790       1.102           --
                                                                                 2008   1.362       0.790           --
                                                                                 2007   1.266       1.362           --
                                                                                 2006   1.149       1.266           --
                                                                                 2005   1.120       1.149           --
 LMPVET Equity Index Subaccount (Class II) (5/03)............................... 2009   0.782       0.760           --
                                                                                 2008   1.280       0.782          912
                                                                                 2007   1.248       1.280          916
                                                                                 2006   1.108       1.248          919
                                                                                 2005   1.087       1.108          922
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (11/03)........ 2011   0.944       0.931           --
                                                                                 2010   0.884       0.944           --
                                                                                 2009   0.770       0.884           --
                                                                                 2008   0.999       0.770           --
                                                                                 2007   1.008       0.999           --
                                                                                 2006   0.991       1.008           --
                                                                                 2005   0.990       0.991           --
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (6/03)..................................... 2007   1.237       1.295           --
                                                                                 2006   1.071       1.237           --
                                                                                 2005   1.053       1.071           --
 LMPVPI Large Cap Growth Subaccount (Class I) (6/03)............................ 2007   1.052       1.094           --
                                                                                 2006   1.033       1.052           --
                                                                                 2005   1.004       1.033           --
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (6/03).......................... 2007   1.213       1.253           --
                                                                                 2006   1.117       1.213        1,017
                                                                                 2005   1.040       1.117          984
 LMPVPII Growth and Income Subaccount (Class I) (7/03).......................... 2007   1.199       1.249           --
                                                                                 2006   1.091       1.199           --
                                                                                 2005   1.076       1.091           --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (6/03)..................... 2007   1.279       1.327           --
                                                                                 2006   1.116       1.279        1,383
                                                                                 2005   1.105       1.116        1,388
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03)......................... 2007   1.375       1.513           --
                                                                                 2006   1.253       1.375        7,797
                                                                                 2005   1.184       1.253        7,683
Managed Assets Trust
 Managed Assets Trust (5/04).................................................... 2006   1.072       1.104           --
                                                                                 2005   1.056       1.072           --
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06).................... 2008   1.314       1.264           --
                                                                                 2007   1.267       1.314           --
                                                                                 2006   1.337       1.267           --
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *........................ 2014   1.725       1.746           --

                      PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2013   1.606       1.725           --
                                                                          2012   1.405       1.606           --
                                                                          2011   1.400       1.405           --
                                                                          2010   1.232       1.400          851
                                                                          2009   0.855       1.232        3,439
                                                                          2008   1.152       0.855        4,714
                                                                          2007   1.147       1.152        5,705
                                                                          2006   1.093       1.147           --
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............. 2014   1.008       1.120           --
                                                                          2013   0.993       1.008           --
                                                                          2012   0.804       0.993           --
                                                                          2011   0.869       0.804           --
                                                                          2010   0.764       0.869          667
                                                                          2009   0.578       0.764        2,714
                                                                          2008   1.012       0.578        3,714
                                                                          2007   1.215       1.012        4,987
                                                                          2006   1.003       1.215        4,223
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....... 2014   2.027       2.107           --
                                                                          2013   1.606       2.027           --
                                                                          2012   1.337       1.606           --
                                                                          2011   1.476       1.337           --
                                                                          2010   1.376       1.476           --
                                                                          2009   0.983       1.376           --
                                                                          2008   1.728       0.983           --
                                                                          2007   1.355       1.728           --
                                                                          2006   1.328       1.355           --
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).......... 2014   2.100       2.353           --
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *......... 2014   2.035       1.880           --
                                                                          2013   1.591       2.035          861
                                                                          2012   1.257       1.591          864
                                                                          2011   1.495       1.257          867
                                                                          2010   1.310       1.495          871
                                                                          2009   0.862       1.310          875
                                                                          2008   1.487       0.862          879
                                                                          2007   1.534       1.487          882
                                                                          2006   1.398       1.534          885
 MIST Invesco Comstock Subaccount (Class B) (5/09)....................... 2014   1.622       1.733           --
                                                                          2013   1.225       1.622           --
                                                                          2012   1.057       1.225           --
                                                                          2011   1.097       1.057           --
                                                                          2010   0.977       1.097           --
                                                                          2009   0.786       0.977           --
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *................ 2014   1.283       1.376           --
                                                                          2013   1.007       1.283           --
                                                                          2012   0.898       1.007           --
                                                                          2011   0.954       0.898           --
                                                                          2010   0.777       0.954        1,991
                                                                          2009   0.628       0.777        8,099
                                                                          2008   1.050       0.628       10,311
                                                                          2007   1.067       1.050       10,434
                                                                          2006   0.964       1.067           --
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)............... 2014   2.049       2.167           --
                                                                          2013   1.491       2.049           --
                                                                          2012   1.287       1.491           --
                                                                          2011   1.327       1.287           --
                                                                          2010   1.073       1.327           --
                                                                          2009   0.818       1.073           --
                                                                          2008   1.363       0.818           --
                                                                          2007   1.251       1.363           --
                                                                          2006   1.266       1.251           --
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)............... 2014   1.812       1.855           --

                        PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2013   1.391       1.812            --
                                                                               2012   1.230       1.391            --
                                                                               2011   1.400       1.230            --
                                                                               2010   1.198       1.400            --
                                                                               2009   0.949       1.198            --
                                                                               2008   1.298       0.949            --
                                                                               2007   1.341       1.298            --
                                                                               2006   1.263       1.341            --
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06).......... 2009   0.883       0.872            --
                                                                               2008   1.208       0.883            --
                                                                               2007   1.162       1.208            --
                                                                               2006   1.104       1.162            --
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06).................. 2014   1.665       1.712            --
                                                                               2013   1.575       1.665            --
                                                                               2012   1.423       1.575            --
                                                                               2011   1.388       1.423            --
                                                                               2010   1.255       1.388            --
                                                                               2009   0.936       1.255            --
                                                                               2008   1.173       0.936            --
                                                                               2007   1.123       1.173            --
                                                                               2006   1.076       1.123            --
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)................ 2009   0.725       0.687            --
                                                                               2008   1.292       0.725            --
                                                                               2007   1.181       1.292            --
                                                                               2006   1.201       1.181            --
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)................ 2014   1.197       1.230            --
                                                                               2013   0.946       1.197            --
                                                                               2012   0.829       0.946            --
                                                                               2011   0.973       0.829            --
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................... 2014   1.284       1.277            --
                                                                               2013   0.991       1.284            --
                                                                               2012   0.860       0.991            --
                                                                               2011   0.966       0.860            --
                                                                               2010   0.824       0.966         1,313
                                                                               2009   0.666       0.824         5,116
                                                                               2008   0.971       0.666         6,288
                                                                               2007   1.024       0.971         7,928
                                                                               2006   1.003       1.024            --
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)........ 2014   1.648       1.507         3,213
                                                                               2013   1.774       1.648            --
                                                                               2012   1.526       1.774            --
                                                                               2011   1.920       1.526            --
                                                                               2010   1.588       1.920            --
                                                                               2009   0.961       1.588            --
                                                                               2008   2.108       0.961            --
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2014   1.624       1.477       125,938
                                                                               2013   1.393       1.624       123,988
                                                                               2012   1.221       1.393       183,252
                                                                               2011   1.398       1.221       185,757
                                                                               2010   1.284       1.398       246,499
                                                                               2009   0.998       1.284       285,027
                                                                               2008   1.771       0.998       327,394
                                                                               2007   1.694       1.771            --
 MIST MLA Mid Cap Subaccount (Class A) (4/08)................................. 2013   1.229       1.329            --
                                                                               2012   1.191       1.229            --
                                                                               2011   1.283       1.191            --
                                                                               2010   1.065       1.283            --
                                                                               2009   0.794       1.065            --
                                                                               2008   1.261       0.794            --
 MIST MLA Mid Cap Subaccount (Class B) (4/07)................................. 2013   1.022       1.105            --
                                                                               2012   0.993       1.022       169,411
                                                                               2011   1.072       0.993       186,468
                                                                               2010   0.893       1.072       223,296
                                                                               2009   0.667       0.893       229,127
                                                                               2008   1.106       0.667       251,501
                                                                               2007   1.254       1.106            --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *................. 2014   1.291       1.289            --

                      PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2013   1.039       1.291        1,134
                                                                          2012   0.877       1.039        1,137
                                                                          2011   0.979       0.877        1,141
                                                                          2010   0.864       0.979        1,146
                                                                          2009   0.632       0.864        1,151
                                                                          2008   1.087       0.632        1,156
                                                                          2007   1.046       1.087        1,161
                                                                          2006   0.996       1.046        1,165
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *....... 2014   1.249       1.260           --
                                                                          2013   1.404       1.249           --
                                                                          2012   1.313       1.404           --
                                                                          2011   1.205       1.313           --
                                                                          2010   1.141       1.205          947
                                                                          2009   0.986       1.141        3,545
                                                                          2008   1.080       0.986        4,296
                                                                          2007   1.024       1.080        6,241
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2014   1.394       1.420        8,980
                                                                          2013   1.453       1.394       29,696
                                                                          2012   1.360       1.453       25,290
                                                                          2011   1.349       1.360       24,862
                                                                          2010   1.275       1.349           --
                                                                          2009   1.149       1.275           --
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2014   1.584       1.722           --
                                                                          2013   1.217       1.584           --
                                                                          2012   1.126       1.217           --
                                                                          2011   1.206       1.126           --
                                                                          2010   1.062       1.206           --
                                                                          2009   0.876       1.062           --
                                                                          2008   1.335       0.876           --
                                                                          2007   1.300       1.335           --
                                                                          2006   1.214       1.300           --
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.151       1.268           --
                                                                          2006   1.099       1.151           --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2014   1.623       1.660           --
                                                                          2013   1.635       1.623           --
                                                                          2012   1.498       1.635           --
                                                                          2011   1.479       1.498           --
                                                                          2010   1.348       1.479           --
                                                                          2009   1.036       1.348           --
                                                                          2008   1.187       1.036           --
                                                                          2007   1.139       1.187        3,167
                                                                          2006   1.104       1.139        3,229
 MIST RCM Technology Subaccount (Class B) (5/11)......................... 2013   1.334       1.391           --
                                                                          2012   1.217       1.334           --
                                                                          2011   1.513       1.217           --
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2014   1.275       1.412           --
                                                                          2013   0.974       1.275        1,603
                                                                          2012   0.845       0.974        1,608
                                                                          2011   0.900       0.845        1,614
                                                                          2010   0.787       0.900        1,620
                                                                          2009   0.680       0.787        1,628
                                                                          2008   1.091       0.680        1,635
                                                                          2007   1.073       1.091        1,641
                                                                          2006   1.001       1.073           --
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2014   1.465       1.591           --
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)................. 2007   1.369       1.432           --
                                                                          2006   1.298       1.369           --
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)................. 2014   1.598       1.775           --
                                                                          2013   1.218       1.598           --
                                                                          2012   1.098       1.218           --
                                                                          2011   1.120       1.098           --
                                                                          2010   1.018       1.120           --
                                                                          2009   0.873       1.018           --
                                                                          2008   1.425       0.873           --
                                                                          2007   1.420       1.425           --
Metropolitan Series Fund

                     PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)................. 2014   1.193       1.249            --
                                                                        2013   1.229       1.193            --
                                                                        2012   1.169       1.229            --
                                                                        2011   1.122       1.169            --
                                                                        2010   1.059       1.122            --
                                                                        2009   0.990       1.059            --
                                                                        2008   1.048       0.990            --
                                                                        2007   1.009       1.048            --
                                                                        2006   0.975       1.009            --
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2014   1.313       1.398            --
                                                                        2013   1.000       1.313           909
                                                                        2012   0.895       1.000           912
                                                                        2011   1.005       0.895           915
                                                                        2010   0.858       1.005           919
                                                                        2009   0.684       0.858           923
 MSF BlackRock Money Market Subaccount (Class A) (4/06)................ 2014   0.947       0.926        22,502
                                                                        2013   0.968       0.947        35,188
                                                                        2012   0.991       0.968        31,491
                                                                        2011   1.013       0.991       169,646
                                                                        2010   1.036       1.013        38,483
                                                                        2009   1.055       1.036        62,582
                                                                        2008   1.049       1.055        13,530
                                                                        2007   1.022       1.049        24,586
                                                                        2006   1.003       1.022        16,140
 MSF FI Large Cap Subaccount (Class A) (4/06).......................... 2009   0.640       0.666            --
                                                                        2008   1.185       0.640           928
                                                                        2007   1.166       1.185           931
                                                                        2006   1.156       1.166           934
 MSF FI Value Leaders Subaccount (Class D) (4/06)...................... 2013   1.005       1.104            --
                                                                        2012   0.889       1.005            --
                                                                        2011   0.969       0.889            --
                                                                        2010   0.866       0.969            --
                                                                        2009   0.728       0.866            --
                                                                        2008   1.221       0.728            --
                                                                        2007   1.200       1.221            --
                                                                        2006   1.174       1.200            --
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)............... 2014   1.552       1.685            --
                                                                        2013   1.197       1.552            --
                                                                        2012   1.104       1.197            --
                                                                        2011   1.166       1.104            --
                                                                        2010   1.035       1.166            --
                                                                        2009   0.709       1.035            --
                                                                        2008   1.337       0.709            --
                                                                        2007   1.136       1.337            --
                                                                        2006   1.169       1.136            --
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)......... 2011   0.902       0.976            --
                                                                        2010   0.798       0.902        44,777
                                                                        2009   0.621       0.798        47,070
                                                                        2008   1.066       0.621        49,771
                                                                        2007   1.056       1.066        55,497
                                                                        2006   1.002       1.056        61,568
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06)........... 2014   1.250       1.277            --
                                                                        2013   1.226       1.250            --
                                                                        2012   1.148       1.226            --
                                                                        2011   1.137       1.148            --
                                                                        2010   1.057       1.137            --
                                                                        2009   0.897       1.057            --
                                                                        2008   1.071       0.897            --
                                                                        2007   1.038       1.071            --
                                                                        2006   1.001       1.038            --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06)........... 2014   1.264       1.296        56,757

                     PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2013   1.165       1.264            --
                                                                        2012   1.069       1.165            --
                                                                        2011   1.082       1.069            --
                                                                        2010   0.992       1.082        42,696
                                                                        2009   0.821       0.992        44,924
                                                                        2008   1.070       0.821        47,501
                                                                        2007   1.045       1.070        53,048
                                                                        2006   1.002       1.045        58,852
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06)........... 2014   1.260       1.294     1,022,027
                                                                        2013   1.092       1.260            --
                                                                        2012   0.987       1.092            --
                                                                        2011   1.023       0.987            --
                                                                        2010   0.925       1.023        86,790
                                                                        2009   0.747       0.925        91,292
                                                                        2008   1.071       0.747        96,530
                                                                        2007   1.050       1.071       107,731
                                                                        2006   1.002       1.050       119,517
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06)........... 2014   1.241       1.276       121,519
                                                                        2013   1.021       1.241            --
                                                                        2012   0.905       1.021            --
                                                                        2011   0.962       0.905            --
                                                                        2010   0.857       0.962            --
                                                                        2009   0.679       0.857            --
                                                                        2008   1.071       0.679            --
                                                                        2007   1.055       1.071            --
                                                                        2006   1.002       1.055            --
 MSF MetLife Stock Index Subaccount (Class B) (5/09)................... 2014   1.417       1.566            --
                                                                        2013   1.100       1.417           982
                                                                        2012   0.975       1.100           985
                                                                        2011   0.981       0.975           989
                                                                        2010   0.876       0.981           993
                                                                        2009   0.715       0.876           997
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............. 2014   1.449       1.536            --
                                                                        2013   1.247       1.449            --
                                                                        2012   1.146       1.247            --
                                                                        2011   1.147       1.146            --
                                                                        2010   1.067       1.147            --
                                                                        2009   0.922       1.067            --
                                                                        2008   1.214       0.922            --
                                                                        2007   1.192       1.214            --
                                                                        2006   1.120       1.192            --
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06).................... 2014   1.822       1.974            --
                                                                        2013   1.373       1.822            --
                                                                        2012   1.204       1.373            --
                                                                        2011   1.221       1.204            --
                                                                        2010   1.120       1.221            --
                                                                        2009   0.948       1.120            --
                                                                        2008   1.438       0.948            --
                                                                        2007   1.366       1.438            --
                                                                        2006   1.242       1.366            --
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13).............. 2014   1.664       1.627            --
                                                                        2013   1.338       1.664            --
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13).............. 2014   1.382       1.347       105,519
                                                                        2013   1.113       1.382       104,748
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........ 2014   1.561       1.661            --
                                                                        2013   1.150       1.561            --
                                                                        2012   0.992       1.150        44,052
                                                                        2011   1.028       0.992        69,300
                                                                        2010   0.901       1.028        95,479
                                                                        2009   0.644       0.901        93,761
                                                                        2008   1.136       0.644       127,177
                                                                        2007   1.064       1.136            --
                                                                        2006   0.998       1.064            --
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........ 2014   1.682       1.754        34,056

                          PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2013   1.194       1.682        34,920
                                                                                   2012   1.053       1.194        89,619
                                                                                   2011   1.062       1.053       104,398
                                                                                   2010   0.806       1.062       145,734
                                                                                   2009   0.595       0.806       145,314
                                                                                   2008   0.909       0.595       146,797
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2007   1.131       1.172            --
                                                                                   2006   1.069       1.131         5,579
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2014   1.130       1.138            --
                                                                                   2013   1.162       1.130            --
                                                                                   2012   1.149       1.162            --
                                                                                   2011   1.112       1.149            --
                                                                                   2010   1.073       1.112            --
                                                                                   2009   1.050       1.073            --
                                                                                   2008   1.076       1.050            --
                                                                                   2007   1.053       1.076            --
                                                                                   2006   1.022       1.053            --
 MSF WMC Balanced Subaccount (Class A) (5/09)..................................... 2014   1.441       1.558            --
                                                                                   2013   1.222       1.441            --
                                                                                   2012   1.112       1.222            --
                                                                                   2011   1.096       1.112            --
                                                                                   2010   1.022       1.096            --
                                                                                   2009   0.885       1.022            --
 MSF WMC Core Equity Opportunities Subaccount (Class A) (4/08).................... 2014   1.408       1.523            --
                                                                                   2013   1.077       1.408            --
                                                                                   2012   0.976       1.077            --
                                                                                   2011   1.040       0.976            --
                                                                                   2010   0.950       1.040            --
                                                                                   2009   0.736       0.950            --
                                                                                   2008   1.198       0.736            --
Money Market Portfolio
 Money Market Subaccount (5/03)................................................... 2006   0.997       1.003            --
                                                                                   2005   0.991       0.997        15,391
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (6/04)................... 2006   1.084       1.143            --
                                                                                   2005   1.048       1.084            --
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (6/03)................... 2007   1.002       1.020            --
                                                                                   2006   1.018       1.002         6,067
                                                                                   2005   1.020       1.018         5,409
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/03).................. 2009   1.112       1.146            --
                                                                                   2008   1.085       1.112            --
                                                                                   2007   1.020       1.085            --
                                                                                   2006   1.005       1.020            --
                                                                                   2005   1.003       1.005            --
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/03)...................... 2007   1.576       1.703            --
                                                                                   2006   1.262       1.576            --
                                                                                   2005   1.150       1.262            --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/03)........................... 2007   1.416       1.509            --
                                                                                   2006   1.235       1.416         5,364
                                                                                   2005   1.180       1.235         5,408
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/03)............................. 2006   1.130       1.201            --
                                                                                   2005   1.063       1.130            --
 Travelers Convertible Securities Subaccount (6/03)............................... 2006   1.012       1.076            --
                                                                                   2005   1.031       1.012            --
 Travelers Disciplined Mid Cap Stock Subaccount (6/03)............................ 2006   1.227       1.337            --
                                                                                   2005   1.116       1.227            --
 Travelers Equity Income Subaccount (5/03)........................................ 2006   1.120       1.174            --
                                                                                   2005   1.097       1.120            --
 Travelers Federated High Yield Subaccount (5/03)................................. 2006   1.068       1.093            --
                                                                                   2005   1.065       1.068            --

                           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                                UNIT      UNIT     NUMBER OF
                                                                                               VALUE      VALUE      UNITS
                                                                                                 AT        AT     OUTSTANDING
                                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                                        YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------ ------ ----------- -------- ------------
 Travelers Federated Stock Subaccount (6/03)........................................ 2006   1.117       1.154            --
                                                                                     2005   1.085       1.117            --
 Travelers Large Cap Subaccount (6/03).............................................. 2006   1.124       1.156            --
                                                                                     2005   1.058       1.124           938
 Travelers Managed Allocation Series: Aggressive Subaccount (5/05).................. 2006   1.096       1.162            --
                                                                                     2005   1.000       1.096        52,812
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................ 2006   1.026       1.028            --
                                                                                     2005   1.000       1.026            --
 Travelers Managed Allocation Series: Moderate Subaccount (5/05).................... 2006   1.063       1.098            --
                                                                                     2005   1.000       1.063       109,162
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)......... 2006   1.073       1.117            --
                                                                                     2005   1.000       1.073            --
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)....... 2006   1.042       1.060            --
                                                                                     2005   1.000       1.042        55,703
 Travelers Mercury Large Cap Core Subaccount (6/03)................................. 2006   1.225       1.298            --
                                                                                     2005   1.118       1.225            --
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (6/03)............................ 2006   1.107       1.169            --
                                                                                     2005   1.098       1.107            --
 Travelers MFS(Reg. TM) Total Return Subaccount (5/03).............................. 2006   1.087       1.120            --
                                                                                     2005   1.080       1.087            --
 Travelers MFS(Reg. TM) Value Subaccount (5/04)..................................... 2006   1.152       1.242            --
                                                                                     2005   1.106       1.152            --
 Travelers Mondrian International Stock Subaccount (6/03)........................... 2006   1.220       1.398            --
                                                                                     2005   1.139       1.220           888
 Travelers Pioneer Fund Subaccount (6/03)........................................... 2006   1.147       1.214            --
                                                                                     2005   1.107       1.147            --
 Travelers Pioneer Mid Cap Value Subaccount (5/05).................................. 2006   1.046       1.099            --
                                                                                     2005   1.000       1.046            --
 Travelers Pioneer Strategic Income Subaccount (5/04)............................... 2006   1.095       1.104            --
                                                                                     2005   1.081       1.095         3,054
 Travelers Quality Bond Subaccount (5/03)........................................... 2006   0.986       0.975            --
                                                                                     2005   0.992       0.986            --
 Travelers Strategic Equity Subaccount (6/03)....................................... 2006   1.099       1.144            --
                                                                                     2005   1.101       1.099            --
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)................... 2006   1.102       1.266            --
                                                                                     2005   1.000       1.102            --
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05).................... 2006   1.104       1.263            --
                                                                                     2005   1.000       1.104            --
 Travelers U.S. Government Securities Subaccount (5/04)............................. 2006   1.063       1.022            --
                                                                                     2005   1.042       1.063            --
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)....................... 2014   1.435       1.534            --
                                                                                     2013   1.237       1.435            --
                                                                                     2012   1.143       1.237            --
                                                                                     2011   1.169       1.143            --
                                                                                     2010   1.066       1.169            --
                                                                                     2009   0.887       1.066            --
                                                                                     2008   1.213       0.887            --
                                                                                     2007   1.119       1.213            --
                                                                                     2006   1.063       1.119            --
                                                                                     2005   1.041       1.063            --
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (6/03)................................. 2009   0.786       0.761            --
                                                                                     2008   1.252       0.786            --
                                                                                     2007   1.311       1.252            --
                                                                                     2006   1.156       1.311            --
                                                                                     2005   1.135       1.156            --
 Van Kampen LIT Enterprise Subaccount (Class II) (6/03)............................. 2009   0.703       0.719            --

PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.25%
                       (CONTINUED)
                            UNIT      UNIT     NUMBER OF
                           VALUE      VALUE      UNITS
                             AT        AT     OUTSTANDING
                         BEGINNING   END OF       AT
PORTFOLIO NAME    YEAR    OF YEAR     YEAR    END OF YEAR
---------------- ------ ----------- -------- ------------
                 2008   1.263       0.703    --
                 2007   1.149       1.263    --
                 2006   1.101       1.149    --
                 2005   1.043       1.101    --





                            PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.30%
                                                                                      UNIT      UNIT     NUMBER OF
                                                                                     VALUE      VALUE      UNITS
                                                                                       AT        AT     OUTSTANDING
                                                                                   BEGINNING   END OF       AT
PORTFOLIO NAME                                                              YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------- ------ ----------- -------- ------------
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (6/03)........... 2006   1.356       1.316            --
                                                                           2005   1.208       1.356       118,938
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (6/03)................. 2014   2.640       2.640       146,742
                                                                           2013   2.091       2.640       204,710
                                                                           2012   1.746       2.091       331,819
                                                                           2011   1.961       1.746       366,504
                                                                           2010   1.796       1.961       355,520
                                                                           2009   1.291       1.796       399,676
                                                                           2008   2.145       1.291       414,140
                                                                           2007   1.911       2.145       667,915
                                                                           2006   1.624       1.911       763,456
                                                                           2005   1.457       1.624       748,500
 American Funds Growth Subaccount (Class 2) (5/03)........................ 2014   2.193       2.325       557,241
                                                                           2013   1.725       2.193       790,662
                                                                           2012   1.497       1.725     1,002,017
                                                                           2011   1.600       1.497     1,168,660
                                                                           2010   1.380       1.600     1,304,247
                                                                           2009   1.013       1.380     1,466,866
                                                                           2008   1.850       1.013     1,581,286
                                                                           2007   1.685       1.850     1,748,923
                                                                           2006   1.564       1.685     2,008,696
                                                                           2005   1.377       1.564     2,290,690
 American Funds Growth-Income Subaccount (Class 2) (5/03)................. 2014   1.965       2.125       538,935
                                                                           2013   1.506       1.965       778,600
                                                                           2012   1.312       1.506     1,134,309
                                                                           2011   1.368       1.312     1,240,530
                                                                           2010   1.256       1.368     1,294,622
                                                                           2009   0.979       1.256     1,360,796
                                                                           2008   1.612       0.979     1,362,494
                                                                           2007   1.571       1.612     1,515,466
                                                                           2006   1.395       1.571     1,806,708
                                                                           2005   1.349       1.395     1,948,617
Capital Appreciation Fund
 Capital Appreciation Fund (6/03)......................................... 2006   1.633       1.612            --
                                                                           2005   1.414       1.633       272,146
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (6/03)..................... 2006   1.692       2.193            --
                                                                           2005   1.615       1.692       681,007
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (5/03).............. 2008   1.455       1.389            --
                                                                           2007   1.390       1.455        78,010
                                                                           2006   1.221       1.390        88,127
                                                                           2005   1.197       1.221        96,861
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/03)........ 2008   1.267       1.194            --
                                                                           2007   1.458       1.267       364,164
                                                                           2006   1.438       1.458       390,874
                                                                           2005   1.391       1.438       578,553
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (3/04)....... 2006   1.295       1.405            --
                                                                           2005   1.203       1.295       483,665

                            PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (1/04)................ 2006   1.293       1.438            --
                                                                                      2005   1.201       1.293       408,330
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/03)................ 2014   2.310       2.520       149,391
                                                                                      2013   1.805       2.310       217,648
                                                                                      2012   1.590       1.805       287,775
                                                                                      2011   1.674       1.590       347,057
                                                                                      2010   1.465       1.674       377,039
                                                                                      2009   1.106       1.465       393,578
                                                                                      2008   1.976       1.106       467,202
                                                                                      2007   1.724       1.976       622,821
                                                                                      2006   1.583       1.724       641,627
                                                                                      2005   1.388       1.583       705,307
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (7/03)....... 2014   2.148       2.323         7,664
                                                                                      2013   1.590       2.148         8,496
                                                                                      2012   1.331       1.590        10,924
                                                                                      2011   1.401       1.331        42,732
                                                                                      2010   1.215       1.401        45,478
                                                                                      2009   0.915       1.215        60,493
                                                                                      2008   1.597       0.915        64,122
                                                                                      2007   1.532       1.597        82,858
                                                                                      2006   1.377       1.532        94,641
                                                                                      2005   1.167       1.377        91,287
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/03)............................ 2014   3.203       3.319       192,587
                                                                                      2013   2.412       3.203       317,608
                                                                                      2012   2.155       2.412       448,444
                                                                                      2011   2.474       2.155       490,882
                                                                                      2010   1.969       2.474       503,376
                                                                                      2009   1.441       1.969       422,203
                                                                                      2008   2.442       1.441       381,449
                                                                                      2007   2.167       2.442       443,368
                                                                                      2006   1.973       2.167       470,538
                                                                                      2005   1.710       1.973       470,118
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (6/03)....................... 2006   1.429       1.653            --
                                                                                      2005   1.322       1.429       477,293
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (6/03)................. 2008   3.519       3.195            --
                                                                                      2007   2.797       3.519       394,355
                                                                                      2006   2.234       2.797       705,718
                                                                                      2005   1.794       2.234       735,779
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)............................ 2014   2.229       1.936       404,216
                                                                                      2013   1.855       2.229       482,079
                                                                                      2012   1.605       1.855       560,952
                                                                                      2011   1.838       1.605       659,711
                                                                                      2010   1.735       1.838       726,578
                                                                                      2009   1.296       1.735       720,976
                                                                                      2008   2.224       1.296       654,891
                                                                                      2007   1.971       2.224       723,589
                                                                                      2006   1.661       1.971       709,070
                                                                                      2005   1.542       1.661     1,084,809
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (6/03)...................... 2006   1.594       1.897            --
                                                                                      2005   1.498       1.594       344,238
High Yield Bond Trust
 High Yield Bond Trust (6/04)........................................................ 2006   1.047       1.068            --
                                                                                      2005   1.058       1.047       161,603
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (6/03)............................. 2006   1.213       1.250            --
                                                                                      2005   1.153       1.213        35,087
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/03)................. 2010   1.530       1.547            --
                                                                                      2009   1.246       1.530        39,432
                                                                                      2008   1.796       1.246        45,516
                                                                                      2007   1.510       1.796        54,861
                                                                                      2006   1.453       1.510        81,920
                                                                                      2005   1.324       1.453       151,746
 Janus Aspen Global Research Subaccount (Service Shares) (6/03)...................... 2008   1.619       1.522            --

                          PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2007   1.515       1.619            --
                                                                                  2006   1.315       1.515            --
                                                                                  2005   1.274       1.315            --
 Janus Aspen Global Technology Subaccount (Service Shares) (5/03)................ 2011   1.890       2.018            --
                                                                                  2010   1.555       1.890       348,041
                                                                                  2009   1.014       1.555       316,463
                                                                                  2008   1.852       1.014       131,042
                                                                                  2007   1.557       1.852       104,868
                                                                                  2006   1.478       1.557        86,245
                                                                                  2005   1.355       1.478       100,506
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (6/03)................................... 2006   1.515       1.690            --
                                                                                  2005   1.491       1.515       419,277
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)....... 2014   2.429       2.858        68,433
                                                                                  2013   1.682       2.429        79,102
                                                                                  2012   1.450       1.682       125,876
                                                                                  2011   1.447       1.450       126,233
                                                                                  2010   1.185       1.447       115,583
                                                                                  2009   0.901       1.185       112,682
                                                                                  2008   1.547       0.901       137,922
                                                                                  2007   1.612       1.547       186,336
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)........... 2014   1.903       1.909            --
                                                                                  2013   1.473       1.903        31,293
                                                                                  2012   1.312       1.473        91,986
                                                                                  2011   1.431       1.312       117,821
                                                                                  2010   1.255       1.431       123,958
                                                                                  2009   0.993       1.255       143,417
                                                                                  2008   1.602       0.993       161,507
                                                                                  2007   1.681       1.602       189,239
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)............ 2014   2.012       2.183        22,774
                                                                                  2013   1.584       2.012        26,818
                                                                                  2012   1.398       1.584        28,681
                                                                                  2011   1.394       1.398        29,163
                                                                                  2010   1.267       1.394        29,897
                                                                                  2009   1.061       1.267        27,655
                                                                                  2008   1.537       1.061        25,421
                                                                                  2007   1.491       1.537        26,537
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)........ 2014   1.939       2.160        26,201
                                                                                  2013   1.439       1.939        27,018
                                                                                  2012   1.224       1.439        93,155
                                                                                  2011   1.261       1.224        96,413
                                                                                  2010   1.174       1.261        97,996
                                                                                  2009   0.844       1.174       396,756
                                                                                  2008   1.377       0.844       142,786
                                                                                  2007   1.382       1.377       146,075
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (6/03)......... 2014   2.066       2.256        20,444
                                                                                  2013   1.597       2.066        21,979
                                                                                  2012   1.403       1.597        58,901
                                                                                  2011   1.368       1.403        62,719
                                                                                  2010   1.279       1.368       104,968
                                                                                  2009   1.051       1.279        99,552
                                                                                  2008   1.670       1.051       133,976
                                                                                  2007   1.645       1.670       191,707
                                                                                  2006   1.424       1.645       198,362
                                                                                  2005   1.367       1.424       220,078
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (6/03)........ 2014   3.195       3.250        55,127
                                                                                  2013   2.223       3.195        70,876
                                                                                  2012   1.905       2.223       135,181
                                                                                  2011   1.923       1.905       159,454
                                                                                  2010   1.572       1.923       190,199
                                                                                  2009   1.126       1.572       195,639
                                                                                  2008   1.944       1.126       198,364
                                                                                  2007   1.808       1.944       333,304
                                                                                  2006   1.641       1.808       386,886
                                                                                  2005   1.601       1.641       397,012
 LMPVET Equity Index Subaccount (Class II) (5/03)................................ 2009   0.933       0.906            --

                         PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2008   1.527       0.933       341,355
                                                                                2007   1.489       1.527       450,100
                                                                                2006   1.324       1.489       605,832
                                                                                2005   1.299       1.324       631,868
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (11/03)....... 2011   0.937       0.924            --
                                                                                2010   0.878       0.937        26,584
                                                                                2009   0.765       0.878        15,283
                                                                                2008   0.993       0.765        15,647
                                                                                2007   1.003       0.993        24,238
                                                                                2006   0.986       1.003        54,675
                                                                                2005   0.985       0.986       624,487
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (6/03).................................... 2007   1.620       1.696            --
                                                                                2006   1.404       1.620       200,018
                                                                                2005   1.380       1.404       186,222
 LMPVPI Large Cap Growth Subaccount (Class I) (6/03)........................... 2007   1.339       1.392            --
                                                                                2006   1.315       1.339       174,228
                                                                                2005   1.279       1.315       173,373
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (6/03)......................... 2007   1.575       1.627            --
                                                                                2006   1.451       1.575       199,913
                                                                                2005   1.351       1.451       190,031
 LMPVPII Growth and Income Subaccount (Class I) (7/03)......................... 2007   1.441       1.501            --
                                                                                2006   1.311       1.441        26,822
                                                                                2005   1.295       1.311        27,856
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (6/03).................... 2007   1.575       1.633            --
                                                                                2006   1.374       1.575       533,019
                                                                                2005   1.362       1.374       576,219
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03)........................ 2007   1.761       1.936            --
                                                                                2006   1.605       1.761       438,788
                                                                                2005   1.518       1.605       573,850
Managed Assets Trust
 Managed Assets Trust (5/04)................................................... 2006   1.072       1.103            --
                                                                                2005   1.056       1.072        92,318
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)................... 2008   1.731       1.664            --
                                                                                2007   1.670       1.731       235,726
                                                                                2006   1.762       1.670       238,443
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *....................... 2014   1.919       1.941       139,647
                                                                                2013   1.787       1.919       175,618
                                                                                2012   1.564       1.787       209,355
                                                                                2011   1.559       1.564       247,914
                                                                                2010   1.373       1.559       323,414
                                                                                2009   0.953       1.373       331,715
                                                                                2008   1.286       0.953       233,300
                                                                                2007   1.280       1.286       291,616
                                                                                2006   1.220       1.280       296,938
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)................... 2014   1.004       1.115       220,988
                                                                                2013   0.990       1.004       411,197
                                                                                2012   0.802       0.990       470,231
                                                                                2011   0.866       0.802       570,908
                                                                                2010   0.762       0.866       576,167
                                                                                2009   0.577       0.762       687,470
                                                                                2008   1.011       0.577       762,788
                                                                                2007   1.214       1.011       931,049
                                                                                2006   1.003       1.214     1,059,246
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)............. 2014   2.453       2.549            --

                       PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                       UNIT      UNIT     NUMBER OF
                                                                                      VALUE      VALUE      UNITS
                                                                                        AT        AT     OUTSTANDING
                                                                                    BEGINNING   END OF       AT
PORTFOLIO NAME                                                               YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                            2013   1.944       2.453        83,986
                                                                            2012   1.619       1.944       121,805
                                                                            2011   1.788       1.619       166,099
                                                                            2010   1.668       1.788       207,920
                                                                            2009   1.192       1.668       428,768
                                                                            2008   2.098       1.192       212,523
                                                                            2007   1.645       2.098       212,930
                                                                            2006   1.612       1.645       188,130
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)............ 2014   2.541       2.845        67,498
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *........... 2014   2.534       2.340        57,165
                                                                            2013   1.982       2.534       112,733
                                                                            2012   1.567       1.982        97,122
                                                                            2011   1.864       1.567       126,226
                                                                            2010   1.635       1.864       168,709
                                                                            2009   1.076       1.635       192,793
                                                                            2008   1.858       1.076       230,313
                                                                            2007   1.917       1.858       717,899
                                                                            2006   1.748       1.917       206,980
 MIST Invesco Comstock Subaccount (Class B) (5/09)......................... 2014   2.048       2.188       400,003
                                                                            2013   1.548       2.048        91,187
                                                                            2012   1.337       1.548       137,263
                                                                            2011   1.388       1.337       147,699
                                                                            2010   1.236       1.388       152,329
                                                                            2009   0.995       1.236       147,408
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *.................. 2014   1.279       1.370       248,198
                                                                            2013   1.004       1.279       331,613
                                                                            2012   0.896       1.004       359,900
                                                                            2011   0.952       0.896       433,315
                                                                            2010   0.776       0.952       556,675
                                                                            2009   0.627       0.776       747,810
                                                                            2008   1.049       0.627       694,665
                                                                            2007   1.067       1.049       803,393
                                                                            2006   0.964       1.067        62,536
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................. 2014   2.040       2.157        10,334
                                                                            2013   1.485       2.040        10,334
                                                                            2012   1.283       1.485        10,334
                                                                            2011   1.324       1.283        15,038
                                                                            2010   1.071       1.324        15,038
                                                                            2009   0.817       1.071        13,451
                                                                            2008   1.361       0.817         4,708
                                                                            2007   1.250       1.361            --
                                                                            2006   1.266       1.250            --
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................. 2014   1.804       1.846        23,018
                                                                            2013   1.386       1.804        25,156
                                                                            2012   1.226       1.386            --
                                                                            2011   1.396       1.226            --
                                                                            2010   1.195       1.396            --
                                                                            2009   0.947       1.195            --
                                                                            2008   1.296       0.947        29,950
                                                                            2007   1.340       1.296       141,192
                                                                            2006   1.263       1.340        13,909
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)....... 2009   0.881       0.869            --
                                                                            2008   1.206       0.881        41,064
                                                                            2007   1.160       1.206        81,474
                                                                            2006   1.103       1.160        89,078
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)............... 2014   1.896       1.948       223,027
                                                                            2013   1.794       1.896       458,056
                                                                            2012   1.622       1.794       503,075
                                                                            2011   1.583       1.622       530,150
                                                                            2010   1.431       1.583       593,749
                                                                            2009   1.068       1.431       635,335
                                                                            2008   1.339       1.068       429,278
                                                                            2007   1.283       1.339       706,015
                                                                            2006   1.230       1.283       680,384
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............. 2009   0.864       0.819            --

                        PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2008   1.541       0.864       117,570
                                                                               2007   1.409       1.541       121,846
                                                                               2006   1.433       1.409       145,832
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)................ 2014   1.193       1.225            --
                                                                               2013   0.942       1.193            --
                                                                               2012   0.826       0.942            --
                                                                               2011   0.970       0.826        69,254
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................... 2014   1.279       1.271       455,744
                                                                               2013   0.988       1.279       591,732
                                                                               2012   0.857       0.988       782,544
                                                                               2011   0.964       0.857       897,988
                                                                               2010   0.822       0.964       984,492
                                                                               2009   0.665       0.822     1,141,011
                                                                               2008   0.970       0.665     1,139,528
                                                                               2007   1.024       0.970     1,535,978
                                                                               2006   1.003       1.024     1,324,857
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)........ 2014   2.494       2.279       322,334
                                                                               2013   2.686       2.494       121,727
                                                                               2012   2.312       2.686       149,758
                                                                               2011   2.910       2.312       212,847
                                                                               2010   2.408       2.910       228,808
                                                                               2009   1.459       2.408       260,447
                                                                               2008   3.199       1.459       250,646
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2014   2.054       1.868       376,053
                                                                               2013   1.762       2.054       415,429
                                                                               2012   1.545       1.762       498,479
                                                                               2011   1.771       1.545       540,687
                                                                               2010   1.627       1.771       574,162
                                                                               2009   1.265       1.627       564,512
                                                                               2008   2.246       1.265       655,778
                                                                               2007   2.149       2.246        38,853
 MIST MLA Mid Cap Subaccount (Class A) (4/08)................................. 2013   1.614       1.746            --
                                                                               2012   1.565       1.614       153,415
                                                                               2011   1.688       1.565       169,715
                                                                               2010   1.401       1.688       179,405
                                                                               2009   1.045       1.401       196,624
                                                                               2008   1.661       1.045       226,739
 MIST MLA Mid Cap Subaccount (Class B) (4/07)................................. 2013   1.018       1.101            --
                                                                               2012   0.990       1.018       336,292
                                                                               2011   1.069       0.990       447,407
                                                                               2010   0.890       1.069       576,675
                                                                               2009   0.666       0.890       666,203
                                                                               2008   1.105       0.666       700,535
                                                                               2007   1.253       1.105        17,679
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *................. 2014   1.286       1.284       328,605
                                                                               2013   1.035       1.286       504,625
                                                                               2012   0.874       1.035       630,818
                                                                               2011   0.977       0.874       671,115
                                                                               2010   0.862       0.977       645,990
                                                                               2009   0.631       0.862       683,113
                                                                               2008   1.086       0.631       755,075
                                                                               2007   1.046       1.086       934,133
                                                                               2006   0.996       1.046     1,181,410
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *............ 2014   1.352       1.363       189,558
                                                                               2013   1.520       1.352       222,820
                                                                               2012   1.423       1.520       303,714
                                                                               2011   1.306       1.423       310,034
                                                                               2010   1.237       1.306       319,838
                                                                               2009   1.070       1.237       287,113
                                                                               2008   1.172       1.070       303,957
                                                                               2007   1.112       1.172       433,502
 MIST PIMCO Total Return Subaccount (Class B) (5/09).......................... 2014   1.429       1.455       755,981
                                                                               2013   1.491       1.429     1,073,583
                                                                               2012   1.396       1.491     1,529,282
                                                                               2011   1.385       1.396     1,387,380
                                                                               2010   1.310       1.385       774,717
                                                                               2009   1.181       1.310       685,975

                      PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2014   1.835       1.993        15,229
                                                                          2013   1.411       1.835            --
                                                                          2012   1.305       1.411        21,721
                                                                          2011   1.399       1.305        21,610
                                                                          2010   1.232       1.399        21,418
                                                                          2009   1.018       1.232        20,634
                                                                          2008   1.550       1.018         4,673
                                                                          2007   1.511       1.550        43,579
                                                                          2006   1.412       1.511        89,014
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.151       1.267            --
                                                                          2006   1.098       1.151        14,915
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2014   1.616       1.651       143,017
                                                                          2013   1.628       1.616       372,815
                                                                          2012   1.493       1.628       404,673
                                                                          2011   1.474       1.493       443,771
                                                                          2010   1.344       1.474       481,112
                                                                          2009   1.034       1.344       500,177
                                                                          2008   1.185       1.034       281,588
                                                                          2007   1.137       1.185       368,385
                                                                          2006   1.103       1.137       388,007
 MIST RCM Technology Subaccount (Class B) (5/11)......................... 2013   1.772       1.847            --
                                                                          2012   1.617       1.772       300,452
                                                                          2011   2.010       1.617       311,070
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2014   1.270       1.406       376,985
                                                                          2013   0.971       1.270       560,071
                                                                          2012   0.842       0.971       642,796
                                                                          2011   0.898       0.842       696,907
                                                                          2010   0.785       0.898       754,357
                                                                          2009   0.679       0.785       837,753
                                                                          2008   1.090       0.679       892,095
                                                                          2007   1.073       1.090     1,109,989
                                                                          2006   1.001       1.073       668,921
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2014   1.912       2.076        26,235
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)................. 2007   1.600       1.674            --
                                                                          2006   1.518       1.600       375,619
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)................. 2014   1.862       2.067       122,156
                                                                          2013   1.420       1.862       156,152
                                                                          2012   1.280       1.420       213,615
                                                                          2011   1.307       1.280       285,007
                                                                          2010   1.188       1.307       293,615
                                                                          2009   1.020       1.188       343,436
                                                                          2008   1.665       1.020       306,283
                                                                          2007   1.660       1.665       360,574
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)................... 2014   1.220       1.277       155,796
                                                                          2013   1.258       1.220       151,130
                                                                          2012   1.197       1.258       170,353
                                                                          2011   1.149       1.197       193,972
                                                                          2010   1.086       1.149       204,707
                                                                          2009   1.015       1.086       244,693
                                                                          2008   1.075       1.015       347,607
                                                                          2007   1.035       1.075       415,427
                                                                          2006   1.001       1.035       371,120
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09).......... 2014   1.522       1.619        68,228
                                                                          2013   1.160       1.522        89,449
                                                                          2012   1.038       1.160       135,495
                                                                          2011   1.166       1.038       183,093
                                                                          2010   0.996       1.166       179,770
                                                                          2009   0.795       0.996       208,922
 MSF BlackRock Money Market Subaccount (Class A) (4/06).................. 2014   0.929       0.908     1,371,972

                    PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                  UNIT      UNIT     NUMBER OF
                                                                                 VALUE      VALUE      UNITS
                                                                                   AT        AT     OUTSTANDING
                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                          YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                       2013   0.951       0.929     1,747,083
                                                                       2012   0.973       0.951     2,213,265
                                                                       2011   0.996       0.973     2,398,749
                                                                       2010   1.019       0.996     2,788,304
                                                                       2009   1.038       1.019     2,986,298
                                                                       2008   1.033       1.038     4,776,389
                                                                       2007   1.006       1.033     2,191,855
                                                                       2006   0.988       1.006     3,150,633
 MSF FI Large Cap Subaccount (Class A) (4/06)......................... 2009   0.743       0.774            --
                                                                       2008   1.378       0.743       115,085
                                                                       2007   1.357       1.378       134,507
                                                                       2006   1.345       1.357       147,196
 MSF FI Value Leaders Subaccount (Class D) (4/06)..................... 2013   1.204       1.323            --
                                                                       2012   1.066       1.204       176,801
                                                                       2011   1.163       1.066       178,475
                                                                       2010   1.040       1.163       179,732
                                                                       2009   0.874       1.040       157,203
                                                                       2008   1.467       0.874       171,530
                                                                       2007   1.442       1.467       192,982
                                                                       2006   1.412       1.442       213,537
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06).............. 2014   2.001       2.171        75,914
                                                                       2013   1.544       2.001       100,064
                                                                       2012   1.425       1.544       103,086
                                                                       2011   1.505       1.425       109,194
                                                                       2010   1.337       1.505       107,471
                                                                       2009   0.917       1.337       160,608
                                                                       2008   1.729       0.917       189,318
                                                                       2007   1.470       1.729       350,570
                                                                       2006   1.513       1.470       381,920
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)........ 2011   0.900       0.973            --
                                                                       2010   0.796       0.900        69,303
                                                                       2009   0.620       0.796       377,802
                                                                       2008   1.065       0.620       429,900
                                                                       2007   1.055       1.065       429,944
                                                                       2006   1.002       1.055        88,728
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).......... 2014   1.245       1.271        30,826
                                                                       2013   1.221       1.245        30,888
                                                                       2012   1.145       1.221       442,846
                                                                       2011   1.135       1.145       464,840
                                                                       2010   1.055       1.135       547,931
                                                                       2009   0.896       1.055       422,602
                                                                       2008   1.071       0.896       393,489
                                                                       2007   1.038       1.071       393,528
                                                                       2006   1.001       1.038            --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).......... 2014   1.259       1.291       973,787
                                                                       2013   1.161       1.259       308,157
                                                                       2012   1.066       1.161       348,045
                                                                       2011   1.080       1.066       359,060
                                                                       2010   0.990       1.080       440,225
                                                                       2009   0.819       0.990       456,936
                                                                       2008   1.070       0.819       397,189
                                                                       2007   1.044       1.070        16,368
                                                                       2006   1.002       1.044         2,322
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).......... 2014   1.255       1.289     2,381,612
                                                                       2013   1.089       1.255       433,695
                                                                       2012   0.984       1.089       363,710
                                                                       2011   1.021       0.984       580,845
                                                                       2010   0.923       1.021       586,069
                                                                       2009   0.746       0.923       736,500
                                                                       2008   1.070       0.746       830,396
                                                                       2007   1.050       1.070       634,367
                                                                       2006   1.002       1.050       649,461
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).......... 2014   1.236       1.271     2,135,315

                          PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2013   1.017       1.236       107,875
                                                                                   2012   0.902       1.017       108,002
                                                                                   2011   0.959       0.902        44,644
                                                                                   2010   0.856       0.959       185,462
                                                                                   2009   0.678       0.856       186,029
                                                                                   2008   1.070       0.678       359,704
                                                                                   2007   1.054       1.070       665,980
                                                                                   2006   1.002       1.054     1,179,107
 MSF MetLife Stock Index Subaccount (Class B) (5/09).............................. 2014   1.411       1.559       818,892
                                                                                   2013   1.096       1.411     1,089,634
                                                                                   2012   0.972       1.096     1,090,098
                                                                                   2011   0.978       0.972     1,222,586
                                                                                   2010   0.874       0.978     1,315,224
                                                                                   2009   0.714       0.874     1,424,412
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)........................ 2014   1.629       1.726       358,069
                                                                                   2013   1.404       1.629       507,404
                                                                                   2012   1.290       1.404       700,796
                                                                                   2011   1.292       1.290       750,201
                                                                                   2010   1.203       1.292       827,928
                                                                                   2009   1.040       1.203       843,405
                                                                                   2008   1.370       1.040     1,055,838
                                                                                   2007   1.346       1.370     1,034,026
                                                                                   2006   1.265       1.346     1,067,742
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)............................... 2014   1.813       1.963       154,371
                                                                                   2013   1.367       1.813       200,800
                                                                                   2012   1.199       1.367       109,638
                                                                                   2011   1.217       1.199       116,928
                                                                                   2010   1.117       1.217       194,883
                                                                                   2009   0.946       1.117       285,920
                                                                                   2008   1.435       0.946       273,405
                                                                                   2007   1.365       1.435       310,544
                                                                                   2006   1.241       1.365       371,856
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)......................... 2014   2.185       2.136        17,412
                                                                                   2013   1.758       2.185        92,635
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)......................... 2014   1.376       1.341       226,464
                                                                                   2013   1.109       1.376       254,635
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................... 2014   1.555       1.654        64,039
                                                                                   2013   1.147       1.555       403,427
                                                                                   2012   0.989       1.147       214,405
                                                                                   2011   1.026       0.989       262,441
                                                                                   2010   0.899       1.026       307,400
                                                                                   2009   0.643       0.899       361,706
                                                                                   2008   1.135       0.643       356,675
                                                                                   2007   1.064       1.135       139,496
                                                                                   2006   0.998       1.064       173,613
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................... 2014   2.171       2.262       242,791
                                                                                   2013   1.541       2.171       461,010
                                                                                   2012   1.360       1.541       586,329
                                                                                   2011   1.372       1.360       688,470
                                                                                   2010   1.043       1.372       788,168
                                                                                   2009   0.770       1.043       607,650
                                                                                   2008   1.176       0.770       629,902
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2007   1.130       1.170            --
                                                                                   2006   1.068       1.130       104,585
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2014   1.125       1.132        49,000
                                                                                   2013   1.157       1.125        62,783
                                                                                   2012   1.144       1.157       103,987
                                                                                   2011   1.108       1.144       181,278
                                                                                   2010   1.070       1.108       386,489
                                                                                   2009   1.048       1.070       408,253
                                                                                   2008   1.074       1.048       176,288
                                                                                   2007   1.052       1.074       156,346
                                                                                   2006   1.021       1.052       168,187
 MSF WMC Balanced Subaccount (Class A) (5/09)..................................... 2014   1.434       1.549        44,631

                           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                                UNIT      UNIT     NUMBER OF
                                                                                               VALUE      VALUE      UNITS
                                                                                                 AT        AT     OUTSTANDING
                                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                                        YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                                     2013   1.217       1.434        84,752
                                                                                     2012   1.108       1.217        47,802
                                                                                     2011   1.092       1.108       104,461
                                                                                     2010   1.019       1.092        42,960
                                                                                     2009   0.883       1.019        40,948
 MSF WMC Core Equity Opportunities Subaccount (Class A) (4/08)...................... 2014   1.622       1.754        27,377
                                                                                     2013   1.241       1.622        37,094
                                                                                     2012   1.126       1.241        66,273
                                                                                     2011   1.200       1.126        52,030
                                                                                     2010   1.096       1.200        46,753
                                                                                     2009   0.850       1.096        44,882
                                                                                     2008   1.384       0.850        45,468
Money Market Portfolio
 Money Market Subaccount (5/03)..................................................... 2006   0.982       0.988            --
                                                                                     2005   0.977       0.982     2,155,851
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (6/04)..................... 2006   1.083       1.141            --
                                                                                     2005   1.048       1.083         9,491
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (6/03)..................... 2007   1.088       1.108            --
                                                                                     2006   1.106       1.088       501,450
                                                                                     2005   1.108       1.106       632,376
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/03).................... 2009   1.143       1.178            --
                                                                                     2008   1.116       1.143       835,476
                                                                                     2007   1.050       1.116       794,155
                                                                                     2006   1.034       1.050       863,716
                                                                                     2005   1.033       1.034     1,056,216
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/03)........................ 2007   2.000       2.161            --
                                                                                     2006   1.603       2.000        19,791
                                                                                     2005   1.462       1.603        23,041
 Putnam VT Small Cap Value Subaccount (Class IB) (5/03)............................. 2007   2.104       2.242            --
                                                                                     2006   1.836       2.104       238,721
                                                                                     2005   1.755       1.836       279,291
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/03)............................... 2006   1.349       1.433            --
                                                                                     2005   1.270       1.349       205,672
 Travelers Convertible Securities Subaccount (6/03)................................. 2006   1.156       1.230            --
                                                                                     2005   1.179       1.156       255,243
 Travelers Disciplined Mid Cap Stock Subaccount (6/03).............................. 2006   1.617       1.762            --
                                                                                     2005   1.472       1.617       297,839
 Travelers Equity Income Subaccount (5/03).......................................... 2006   1.347       1.412            --
                                                                                     2005   1.320       1.347       204,053
 Travelers Federated High Yield Subaccount (5/03)................................... 2006   1.193       1.220            --
                                                                                     2005   1.190       1.193       286,829
 Travelers Federated Stock Subaccount (6/03)........................................ 2006   1.385       1.430            --
                                                                                     2005   1.345       1.385        23,564
 Travelers Large Cap Subaccount (6/03).............................................. 2006   1.308       1.345            --
                                                                                     2005   1.231       1.308       108,488
 Travelers Managed Allocation Series: Aggressive Subaccount (5/05).................. 2006   1.095       1.162            --
                                                                                     2005   1.000       1.095            --
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................ 2006   1.026       1.027            --
                                                                                     2005   1.000       1.026            --
 Travelers Managed Allocation Series: Moderate Subaccount (5/05).................... 2006   1.062       1.098            --
                                                                                     2005   1.000       1.062       469,242
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)......... 2006   1.073       1.116            --
                                                                                     2005   1.000       1.073       906,666
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)....... 2006   1.042       1.060            --
                                                                                     2005   1.000       1.042         2,205

                      PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 Travelers Mercury Large Cap Core Subaccount (6/03)...................... 2006   1.433       1.518            --
                                                                          2005   1.309       1.433       282,601
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (6/03)................. 2006   1.433       1.513            --
                                                                          2005   1.422       1.433       248,731
 Travelers MFS(Reg. TM) Total Return Subaccount (5/03)................... 2006   1.228       1.265            --
                                                                          2005   1.221       1.228     1,227,410
 Travelers MFS(Reg. TM) Value Subaccount (5/04).......................... 2006   1.151       1.241            --
                                                                          2005   1.106       1.151       266,011
 Travelers Mondrian International Stock Subaccount (6/03)................ 2006   1.525       1.748            --
                                                                          2005   1.425       1.525       179,628
 Travelers Pioneer Fund Subaccount (6/03)................................ 2006   1.334       1.412            --
                                                                          2005   1.288       1.334        87,965
 Travelers Pioneer Mid Cap Value Subaccount (5/05)....................... 2006   1.046       1.098            --
                                                                          2005   1.000       1.046            --
 Travelers Pioneer Strategic Income Subaccount (5/04).................... 2006   1.094       1.103            --
                                                                          2005   1.080       1.094       388,275
 Travelers Quality Bond Subaccount (5/03)................................ 2006   1.013       1.001            --
                                                                          2005   1.020       1.013       624,547
 Travelers Strategic Equity Subaccount (6/03)............................ 2006   1.313       1.367            --
                                                                          2005   1.317       1.313        35,777
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)........ 2006   1.102       1.266            --
                                                                          2005   1.000       1.102            --
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05)......... 2006   1.103       1.263            --
                                                                          2005   1.000       1.103            --
 Travelers U.S. Government Securities Subaccount (5/04).................. 2006   1.062       1.021            --
                                                                          2005   1.041       1.062       175,255
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)............ 2014   1.428       1.526        18,960
                                                                          2013   1.231       1.428        18,665
                                                                          2012   1.138       1.231        14,655
                                                                          2011   1.165       1.138        11,631
                                                                          2010   1.063       1.165         3,285
                                                                          2009   0.885       1.063         3,170
                                                                          2008   1.211       0.885         3,100
                                                                          2007   1.118       1.211         3,195
                                                                          2006   1.062       1.118         3,363
                                                                          2005   1.041       1.062         3,240
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (6/03)...................... 2009   0.995       0.963            --
                                                                          2008   1.586       0.995       156,985
                                                                          2007   1.662       1.586       226,055
                                                                          2006   1.465       1.662       248,635
                                                                          2005   1.440       1.465       256,421
 Van Kampen LIT Enterprise Subaccount (Class II) (6/03).................. 2009   0.806       0.824            --
                                                                          2008   1.449       0.806            --
                                                                          2007   1.319       1.449            --
                                                                          2006   1.264       1.319            --
                                                                          2005   1.199       1.264            --




                           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.35%
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (6/03)........ 2006   1.215       1.179    --
                                                                        2005   1.083       1.215    --

                            PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (6/03)............................ 2014   2.015       2.014           --
                                                                                      2013   1.597       2.015           --
                                                                                      2012   1.334       1.597           --
                                                                                      2011   1.499       1.334           --
                                                                                      2010   1.374       1.499           --
                                                                                      2009   0.988       1.374           --
                                                                                      2008   1.642       0.988           --
                                                                                      2007   1.464       1.642           --
                                                                                      2006   1.244       1.464           --
                                                                                      2005   1.117       1.244           --
 American Funds Growth Subaccount (Class 2) (5/03)................................... 2014   1.743       1.847           --
                                                                                      2013   1.371       1.743           --
                                                                                      2012   1.191       1.371           --
                                                                                      2011   1.274       1.191           --
                                                                                      2010   1.099       1.274           --
                                                                                      2009   0.807       1.099           --
                                                                                      2008   1.475       0.807           --
                                                                                      2007   1.344       1.475           --
                                                                                      2006   1.248       1.344           --
                                                                                      2005   1.100       1.248           --
 American Funds Growth-Income Subaccount (Class 2) (5/03)............................ 2014   1.561       1.687           --
                                                                                      2013   1.197       1.561           --
                                                                                      2012   1.044       1.197           --
                                                                                      2011   1.088       1.044           --
                                                                                      2010   1.000       1.088           --
                                                                                      2009   0.780       1.000           --
                                                                                      2008   1.285       0.780        6,960
                                                                                      2007   1.252       1.285        7,514
                                                                                      2006   1.113       1.252        7,634
                                                                                      2005   1.077       1.113        7,713
Capital Appreciation Fund
 Capital Appreciation Fund (6/03).................................................... 2006   1.342       1.325           --
                                                                                      2005   1.162       1.342           --
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (6/03)................................ 2006   1.257       1.628           --
                                                                                      2005   1.201       1.257        6,786
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (5/03)......................... 2008   1.254       1.198           --
                                                                                      2007   1.199       1.254           --
                                                                                      2006   1.054       1.199           --
                                                                                      2005   1.033       1.054           --
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/03)................... 2008   0.960       0.904           --
                                                                                      2007   1.105       0.960           --
                                                                                      2006   1.090       1.105           --
                                                                                      2005   1.054       1.090           --
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (3/04).................. 2006   1.197       1.299           --
                                                                                      2005   1.112       1.197           --
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (1/04)................ 2006   1.179       1.311           --
                                                                                      2005   1.097       1.179           --
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/03)................ 2014   1.867       2.036           --
                                                                                      2013   1.460       1.867           --
                                                                                      2012   1.287       1.460           --
                                                                                      2011   1.355       1.287           --
                                                                                      2010   1.187       1.355           --
                                                                                      2009   0.897       1.187           --
                                                                                      2008   1.602       0.897        6,151
                                                                                      2007   1.398       1.602        6,112
                                                                                      2006   1.285       1.398        6,799
                                                                                      2005   1.127       1.285        6,666
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (7/03)....... 2014   1.888       2.041           --

                       PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                       UNIT      UNIT     NUMBER OF
                                                                                      VALUE      VALUE      UNITS
                                                                                        AT        AT     OUTSTANDING
                                                                                    BEGINNING   END OF       AT
PORTFOLIO NAME                                                               YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                            2013   1.398       1.888           --
                                                                            2012   1.171       1.398           --
                                                                            2011   1.233       1.171           --
                                                                            2010   1.070       1.233           --
                                                                            2009   0.807       1.070           --
                                                                            2008   1.408       0.807           --
                                                                            2007   1.351       1.408           --
                                                                            2006   1.215       1.351           --
                                                                            2005   1.031       1.215           --
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/03).................. 2014   2.234       2.313           --
                                                                            2013   1.683       2.234           --
                                                                            2012   1.504       1.683           --
                                                                            2011   1.727       1.504           --
                                                                            2010   1.375       1.727           --
                                                                            2009   1.008       1.375           --
                                                                            2008   1.708       1.008           --
                                                                            2007   1.516       1.708           --
                                                                            2006   1.381       1.516           --
                                                                            2005   1.198       1.381           --
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (6/03)............. 2006   1.173       1.357           --
                                                                            2005   1.087       1.173           --
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (6/03)....... 2008   2.310       2.096           --
                                                                            2007   1.837       2.310           --
                                                                            2006   1.468       1.837           --
                                                                            2005   1.179       1.468           --
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03).................. 2014   1.658       1.439           --
                                                                            2013   1.380       1.658           --
                                                                            2012   1.195       1.380           --
                                                                            2011   1.369       1.195           --
                                                                            2010   1.293       1.369           --
                                                                            2009   0.966       1.293           --
                                                                            2008   1.659       0.966           --
                                                                            2007   1.471       1.659           --
                                                                            2006   1.240       1.471           --
                                                                            2005   1.152       1.240           --
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (6/03)............ 2006   1.206       1.435           --
                                                                            2005   1.134       1.206        7,298
High Yield Bond Trust
 High Yield Bond Trust (6/04).............................................. 2006   1.046       1.067           --
                                                                            2005   1.057       1.046           --
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (6/03)................... 2006   1.115       1.148           --
                                                                            2005   1.060       1.115           --
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/03)....... 2010   1.226       1.240           --
                                                                            2009   0.999       1.226           --
                                                                            2008   1.441       0.999           --
                                                                            2007   1.213       1.441           --
                                                                            2006   1.167       1.213           --
                                                                            2005   1.064       1.167           --
 Janus Aspen Global Research Subaccount (Service Shares) (6/03)............ 2008   1.298       1.220           --
                                                                            2007   1.215       1.298           --
                                                                            2006   1.055       1.215           --
                                                                            2005   1.023       1.055           --
 Janus Aspen Global Technology Subaccount (Service Shares) (5/03).......... 2011   1.412       1.508           --
                                                                            2010   1.162       1.412           --
                                                                            2009   0.758       1.162           --
                                                                            2008   1.386       0.758           --
                                                                            2007   1.166       1.386           --
                                                                            2006   1.107       1.166           --
                                                                            2005   1.016       1.107           --
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (6/03)............................. 2006   1.132       1.262           --
                                                                            2005   1.114       1.132           --
Legg Mason Partners Variable Equity Trust

                          PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)....... 2014   1.859       2.186           --
                                                                                  2013   1.288       1.859           --
                                                                                  2012   1.111       1.288           --
                                                                                  2011   1.110       1.111           --
                                                                                  2010   0.909       1.110           --
                                                                                  2009   0.691       0.909           --
                                                                                  2008   1.188       0.691           --
                                                                                  2007   1.238       1.188           --
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)........... 2014   1.444       1.449           --
                                                                                  2013   1.119       1.444           --
                                                                                  2012   0.996       1.119           --
                                                                                  2011   1.087       0.996           --
                                                                                  2010   0.955       1.087           --
                                                                                  2009   0.756       0.955           --
                                                                                  2008   1.220       0.756           --
                                                                                  2007   1.280       1.220           --
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)............ 2014   1.664       1.804           --
                                                                                  2013   1.310       1.664           --
                                                                                  2012   1.157       1.310           --
                                                                                  2011   1.155       1.157           --
                                                                                  2010   1.049       1.155           --
                                                                                  2009   0.880       1.049           --
                                                                                  2008   1.274       0.880           --
                                                                                  2007   1.237       1.274           --
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)........ 2014   1.514       1.686           --
                                                                                  2013   1.124       1.514           --
                                                                                  2012   0.957       1.124           --
                                                                                  2011   0.986       0.957           --
                                                                                  2010   0.919       0.986           --
                                                                                  2009   0.661       0.919           --
                                                                                  2008   1.079       0.661           --
                                                                                  2007   1.083       1.079           --
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (6/03)......... 2014   1.606       1.752           --
                                                                                  2013   1.242       1.606           --
                                                                                  2012   1.091       1.242           --
                                                                                  2011   1.065       1.091           --
                                                                                  2010   0.996       1.065           --
                                                                                  2009   0.819       0.996           --
                                                                                  2008   1.302       0.819           --
                                                                                  2007   1.283       1.302           --
                                                                                  2006   1.111       1.283           --
                                                                                  2005   1.067       1.111           --
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (6/03)........ 2014   2.223       2.260           --
                                                                                  2013   1.548       2.223           --
                                                                                  2012   1.327       1.548           --
                                                                                  2011   1.340       1.327           --
                                                                                  2010   1.096       1.340           --
                                                                                  2009   0.786       1.096           --
                                                                                  2008   1.357       0.786           --
                                                                                  2007   1.263       1.357           --
                                                                                  2006   1.146       1.263           --
                                                                                  2005   1.119       1.146           --
 LMPVET Equity Index Subaccount (Class II) (5/03)................................ 2009   0.778       0.756           --
                                                                                  2008   1.275       0.778           --
                                                                                  2007   1.244       1.275           --
                                                                                  2006   1.106       1.244           --
                                                                                  2005   1.086       1.106           --
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (11/03)......... 2011   0.937       0.924           --
                                                                                  2010   0.879       0.937           --
                                                                                  2009   0.766       0.879           --
                                                                                  2008   0.995       0.766        6,442
                                                                                  2007   1.006       0.995        9,730
                                                                                  2006   0.989       1.006        9,418
                                                                                  2005   0.989       0.989        8,717
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (6/03)...................................... 2007   1.234       1.291           --

                      PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2006   1.070       1.234           --
                                                                          2005   1.052       1.070           --
 LMPVPI Large Cap Growth Subaccount (Class I) (6/03)..................... 2007   1.049       1.091           --
                                                                          2006   1.031       1.049           --
                                                                          2005   1.003       1.031           --
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (6/03)................... 2007   1.210       1.249           --
                                                                          2006   1.115       1.210           --
                                                                          2005   1.039       1.115           --
 LMPVPII Growth and Income Subaccount (Class I) (7/03)................... 2007   1.195       1.246           --
                                                                          2006   1.089       1.195           --
                                                                          2005   1.076       1.089           --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (6/03).............. 2007   1.276       1.323           --
                                                                          2006   1.114       1.276        7,582
                                                                          2005   1.104       1.114        7,685
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).................. 2007   1.372       1.508           --
                                                                          2006   1.251       1.372           --
                                                                          2005   1.183       1.251           --
Managed Assets Trust
 Managed Assets Trust (5/04)............................................. 2006   1.071       1.102           --
                                                                          2005   1.056       1.071           --
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)............. 2008   1.309       1.259           --
                                                                          2007   1.264       1.309           --
                                                                          2006   1.334       1.264           --
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *................. 2014   1.708       1.728           --
                                                                          2013   1.592       1.708           --
                                                                          2012   1.394       1.592           --
                                                                          2011   1.391       1.394           --
                                                                          2010   1.225       1.391           --
                                                                          2009   0.851       1.225           --
                                                                          2008   1.148       0.851           --
                                                                          2007   1.144       1.148           --
                                                                          2006   1.091       1.144           --
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............. 2014   1.000       1.110           --
                                                                          2013   0.987       1.000           --
                                                                          2012   0.800       0.987           --
                                                                          2011   0.864       0.800           --
                                                                          2010   0.761       0.864           --
                                                                          2009   0.577       0.761           --
                                                                          2008   1.010       0.577       10,529
                                                                          2007   1.214       1.010        9,391
                                                                          2006   1.003       1.214        7,722
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....... 2014   2.007       2.085           --
                                                                          2013   1.592       2.007           --
                                                                          2012   1.327       1.592           --
                                                                          2011   1.466       1.327           --
                                                                          2010   1.368       1.466           --
                                                                          2009   0.978       1.368           --
                                                                          2008   1.722       0.978           --
                                                                          2007   1.351       1.722           --
                                                                          2006   1.325       1.351           --
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).......... 2014   2.079       2.328           --
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *......... 2014   2.015       1.860           --
                                                                          2013   1.577       2.015           --
                                                                          2012   1.247       1.577           --
                                                                          2011   1.484       1.247           --
                                                                          2010   1.303       1.484           --
                                                                          2009   0.858       1.303           --
                                                                          2008   1.482       0.858           --
                                                                          2007   1.530       1.482           --
                                                                          2006   1.395       1.530           --
 MIST Invesco Comstock Subaccount (Class B) (5/09)....................... 2014   1.606       1.715       17,165

                        PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2013   1.214       1.606           --
                                                                              2012   1.049       1.214           --
                                                                              2011   1.090       1.049           --
                                                                              2010   0.971       1.090           --
                                                                              2009   0.782       0.971           --
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *.................... 2014   1.274       1.364           --
                                                                              2013   1.001       1.274           --
                                                                              2012   0.893       1.001           --
                                                                              2011   0.950       0.893           --
                                                                              2010   0.774       0.950           --
                                                                              2009   0.627       0.774           --
                                                                              2008   1.048       0.627           --
                                                                              2007   1.067       1.048           --
                                                                              2006   0.964       1.067           --
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................... 2014   2.031       2.147           --
                                                                              2013   1.480       2.031           --
                                                                              2012   1.279       1.480           --
                                                                              2011   1.320       1.279           --
                                                                              2010   1.069       1.320           --
                                                                              2009   0.815       1.069           --
                                                                              2008   1.359       0.815           --
                                                                              2007   1.249       1.359           --
                                                                              2006   1.265       1.249           --
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................... 2014   1.797       1.837           --
                                                                              2013   1.380       1.797           --
                                                                              2012   1.222       1.380           --
                                                                              2011   1.392       1.222           --
                                                                              2010   1.192       1.392           --
                                                                              2009   0.945       1.192           --
                                                                              2008   1.294       0.945           --
                                                                              2007   1.338       1.294           --
                                                                              2006   1.262       1.338           --
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)......... 2009   0.879       0.867           --
                                                                              2008   1.204       0.879           --
                                                                              2007   1.159       1.204           --
                                                                              2006   1.102       1.159           --
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)................. 2014   1.649       1.693           --
                                                                              2013   1.561       1.649           --
                                                                              2012   1.412       1.561           --
                                                                              2011   1.379       1.412           --
                                                                              2010   1.247       1.379           --
                                                                              2009   0.931       1.247           --
                                                                              2008   1.168       0.931           --
                                                                              2007   1.120       1.168           --
                                                                              2006   1.074       1.120           --
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............... 2009   0.721       0.684           --
                                                                              2008   1.288       0.721           --
                                                                              2007   1.178       1.288           --
                                                                              2006   1.198       1.178           --
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)............... 2014   1.188       1.220       39,312
                                                                              2013   0.939       1.188       39,345
                                                                              2012   0.824       0.939       39,382
                                                                              2011   0.968       0.824       39,426
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *.................. 2014   1.274       1.266           --
                                                                              2013   0.985       1.274           --
                                                                              2012   0.855       0.985           --
                                                                              2011   0.961       0.855           --
                                                                              2010   0.821       0.961           --
                                                                              2009   0.665       0.821           --
                                                                              2008   0.970       0.665           --
                                                                              2007   1.024       0.970           --
                                                                              2006   1.003       1.024           --
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)....... 2014   1.632       1.490           --

                        PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2013   1.759       1.632            --
                                                                               2012   1.515       1.759            --
                                                                               2011   1.907       1.515            --
                                                                               2010   1.579       1.907            --
                                                                               2009   0.957       1.579            --
                                                                               2008   2.099       0.957            --
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2014   1.608       1.462        28,376
                                                                               2013   1.380       1.608        33,485
                                                                               2012   1.211       1.380        36,399
                                                                               2011   1.389       1.211        85,215
                                                                               2010   1.276       1.389       110,147
                                                                               2009   0.993       1.276       123,124
                                                                               2008   1.764       0.993       144,732
                                                                               2007   1.688       1.764            --
 MIST MLA Mid Cap Subaccount (Class A) (4/08)................................. 2013   1.218       1.317            --
                                                                               2012   1.181       1.218            --
                                                                               2011   1.275       1.181            --
                                                                               2010   1.059       1.275            --
                                                                               2009   0.790       1.059            --
                                                                               2008   1.256       0.790            --
 MIST MLA Mid Cap Subaccount (Class B) (4/07)................................. 2013   1.014       1.097            --
                                                                               2012   0.987       1.014        20,631
                                                                               2011   1.066       0.987        22,778
                                                                               2010   0.888       1.066         1,211
                                                                               2009   0.665       0.888         1,320
                                                                               2008   1.104       0.665         1,150
                                                                               2007   1.252       1.104            --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *................. 2014   1.281       1.278            --
                                                                               2013   1.032       1.281            --
                                                                               2012   0.872       1.032            --
                                                                               2011   0.974       0.872            --
                                                                               2010   0.861       0.974            --
                                                                               2009   0.630       0.861            --
                                                                               2008   1.085       0.630         8,987
                                                                               2007   1.046       1.085         8,884
                                                                               2006   0.996       1.046         9,237
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *............ 2014   1.237       1.247            --
                                                                               2013   1.391       1.237            --
                                                                               2012   1.303       1.391            --
                                                                               2011   1.197       1.303            --
                                                                               2010   1.134       1.197            --
                                                                               2009   0.981       1.134            --
                                                                               2008   1.076       0.981            --
                                                                               2007   1.021       1.076            --
 MIST PIMCO Total Return Subaccount (Class B) (5/09).......................... 2014   1.380       1.405       588,805
                                                                               2013   1.441       1.380       706,686
                                                                               2012   1.350       1.441     1,401,293
                                                                               2011   1.339       1.350     1,457,451
                                                                               2010   1.268       1.339            --
                                                                               2009   1.143       1.268            --
 MIST Pioneer Fund Subaccount (Class A) (4/06)................................ 2014   1.569       1.703            --
                                                                               2013   1.207       1.569            --
                                                                               2012   1.117       1.207            --
                                                                               2011   1.198       1.117            --
                                                                               2010   1.055       1.198            --
                                                                               2009   0.872       1.055            --
                                                                               2008   1.330       0.872            --
                                                                               2007   1.297       1.330            --
                                                                               2006   1.212       1.297            --
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06)....................... 2007   1.150       1.266            --
                                                                               2006   1.098       1.150            --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06).................... 2014   1.608       1.642            --

                      PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2013   1.621       1.608            --
                                                                          2012   1.487       1.621            --
                                                                          2011   1.469       1.487            --
                                                                          2010   1.340       1.469            --
                                                                          2009   1.031       1.340            --
                                                                          2008   1.183       1.031         8,976
                                                                          2007   1.136       1.183         9,573
                                                                          2006   1.102       1.136         9,573
 MIST RCM Technology Subaccount (Class B) (5/11)......................... 2013   1.322       1.379            --
                                                                          2012   1.208       1.322            --
                                                                          2011   1.502       1.208            --
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2014   1.265       1.400            --
                                                                          2013   0.968       1.265            --
                                                                          2012   0.840       0.968            --
                                                                          2011   0.896       0.840            --
                                                                          2010   0.784       0.896            --
                                                                          2009   0.678       0.784            --
                                                                          2008   1.089       0.678        16,728
                                                                          2007   1.072       1.089        17,763
                                                                          2006   1.001       1.072         9,022
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2014   1.450       1.574            --
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)................. 2007   1.365       1.428            --
                                                                          2006   1.296       1.365            --
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)................. 2014   1.583       1.756            --
                                                                          2013   1.208       1.583            --
                                                                          2012   1.089       1.208            --
                                                                          2011   1.113       1.089            --
                                                                          2010   1.012       1.113            --
                                                                          2009   0.869       1.012            --
                                                                          2008   1.419       0.869            --
                                                                          2007   1.416       1.419            --
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)................... 2014   1.181       1.235            --
                                                                          2013   1.218       1.181            --
                                                                          2012   1.160       1.218            --
                                                                          2011   1.114       1.160            --
                                                                          2010   1.053       1.114            --
                                                                          2009   0.985       1.053            --
                                                                          2008   1.044       0.985         5,265
                                                                          2007   1.006       1.044         9,323
                                                                          2006   0.973       1.006            --
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09).......... 2014   1.300       1.383            --
                                                                          2013   0.991       1.300            --
                                                                          2012   0.888       0.991            --
                                                                          2011   0.998       0.888            --
                                                                          2010   0.853       0.998            --
                                                                          2009   0.680       0.853            --
 MSF BlackRock Money Market Subaccount (Class A) (4/06).................. 2014   0.938       0.916     1,678,128
                                                                          2013   0.960       0.938     1,850,491
                                                                          2012   0.983       0.960     2,191,992
                                                                          2011   1.006       0.983     2,956,894
                                                                          2010   1.030       1.006     3,591,722
                                                                          2009   1.050       1.030     5,196,783
                                                                          2008   1.045       1.050     5,906,840
                                                                          2007   1.019       1.045     5,419,780
                                                                          2006   1.001       1.019     3,247,845
 MSF FI Large Cap Subaccount (Class A) (4/06)............................ 2009   0.636       0.662            --
                                                                          2008   1.181       0.636            --
                                                                          2007   1.163       1.181            --
                                                                          2006   1.153       1.163            --
 MSF FI Value Leaders Subaccount (Class D) (4/06)........................ 2013   0.996       1.094            --

                    PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                  UNIT      UNIT     NUMBER OF
                                                                                 VALUE      VALUE      UNITS
                                                                                   AT        AT     OUTSTANDING
                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                          YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                       2012   0.882       0.996             --
                                                                       2011   0.963       0.882             --
                                                                       2010   0.861       0.963             --
                                                                       2009   0.724       0.861             --
                                                                       2008   1.216       0.724          7,698
                                                                       2007   1.196       1.216          7,990
                                                                       2006   1.172       1.196          8,033
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06).............. 2014   1.537       1.667             --
                                                                       2013   1.186       1.537             --
                                                                       2012   1.095       1.186             --
                                                                       2011   1.158       1.095             --
                                                                       2010   1.029       1.158             --
                                                                       2009   0.706       1.029             --
                                                                       2008   1.332       0.706             --
                                                                       2007   1.133       1.332             --
                                                                       2006   1.166       1.133             --
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)........ 2011   0.898       0.971             --
                                                                       2010   0.795       0.898         39,476
                                                                       2009   0.619       0.795         39,529
                                                                       2008   1.064       0.619         39,583
                                                                       2007   1.055       1.064         39,627
                                                                       2006   1.002       1.055         39,664
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).......... 2014   1.240       1.265             --
                                                                       2013   1.217       1.240             --
                                                                       2012   1.142       1.217             --
                                                                       2011   1.132       1.142             --
                                                                       2010   1.053       1.132             --
                                                                       2009   0.894       1.053             --
                                                                       2008   1.070       0.894          9,920
                                                                       2007   1.037       1.070         10,580
                                                                       2006   1.001       1.037         10,580
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).......... 2014   1.254       1.285         17,117
                                                                       2013   1.157       1.254             --
                                                                       2012   1.063       1.157             --
                                                                       2011   1.077       1.063             --
                                                                       2010   0.989       1.077             --
                                                                       2009   0.818       0.989             --
                                                                       2008   1.069       0.818             --
                                                                       2007   1.044       1.069             --
                                                                       2006   1.002       1.044             --
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).......... 2014   1.250       1.283     12,623,069
                                                                       2013   1.085       1.250             --
                                                                       2012   0.981       1.085             --
                                                                       2011   1.018       0.981             --
                                                                       2010   0.921       1.018             --
                                                                       2009   0.745       0.921             --
                                                                       2008   1.069       0.745             --
                                                                       2007   1.049       1.069             --
                                                                       2006   1.002       1.049             --
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).......... 2014   1.231       1.265     71,103,443
                                                                       2013   1.014       1.231         70,440
                                                                       2012   0.900       1.014         74,916
                                                                       2011   0.957       0.900         80,109
                                                                       2010   0.854       0.957         85,477
                                                                       2009   0.678       0.854         91,251
                                                                       2008   1.069       0.678         98,175
                                                                       2007   1.054       1.069        104,041
                                                                       2006   1.002       1.054        108,635
 MSF MetLife Stock Index Subaccount (Class B) (5/09).................. 2014   1.405       1.552             --
                                                                       2013   1.092       1.405         10,394
                                                                       2012   0.969       1.092         11,168
                                                                       2011   0.976       0.969         12,447
                                                                       2010   0.873       0.976         12,456
                                                                       2009   0.713       0.873         13,259
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............ 2014   1.434       1.519             --

                          PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2013   1.236       1.434            --
                                                                                   2012   1.137       1.236            --
                                                                                   2011   1.139       1.137            --
                                                                                   2010   1.061       1.139            --
                                                                                   2009   0.918       1.061            --
                                                                                   2008   1.210       0.918         5,781
                                                                                   2007   1.189       1.210         8,009
                                                                                   2006   1.118       1.189         8,053
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)............................... 2014   1.804       1.953            --
                                                                                   2013   1.361       1.804            --
                                                                                   2012   1.195       1.361            --
                                                                                   2011   1.213       1.195            --
                                                                                   2010   1.114       1.213            --
                                                                                   2009   0.944       1.114            --
                                                                                   2008   1.433       0.944            --
                                                                                   2007   1.363       1.433            --
                                                                                   2006   1.239       1.363            --
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)......................... 2014   1.648       1.610            --
                                                                                   2013   1.326       1.648            --
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)......................... 2014   1.370       1.334            --
                                                                                   2013   1.104       1.370            --
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................... 2014   1.549       1.647            --
                                                                                   2013   1.143       1.549            --
                                                                                   2012   0.986       1.143        49,240
                                                                                   2011   1.023       0.986       143,122
                                                                                   2010   0.897       1.023       140,258
                                                                                   2009   0.642       0.897       262,608
                                                                                   2008   1.134       0.642       166,329
                                                                                   2007   1.063       1.134            --
                                                                                   2006   0.998       1.063            --
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................... 2014   1.666       1.736        26,136
                                                                                   2013   1.183       1.666        28,914
                                                                                   2012   1.045       1.183            --
                                                                                   2011   1.055       1.045            --
                                                                                   2010   0.802       1.055            --
                                                                                   2009   0.592       0.802        64,741
                                                                                   2008   0.906       0.592        19,779
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2007   1.128       1.168            --
                                                                                   2006   1.067       1.128            --
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2014   1.119       1.126            --
                                                                                   2013   1.152       1.119            --
                                                                                   2012   1.140       1.152            --
                                                                                   2011   1.104       1.140            --
                                                                                   2010   1.067       1.104            --
                                                                                   2009   1.045       1.067            --
                                                                                   2008   1.072       1.045            --
                                                                                   2007   1.051       1.072            --
                                                                                   2006   1.020       1.051            --
 MSF WMC Balanced Subaccount (Class A) (5/09)..................................... 2014   1.427       1.541            --
                                                                                   2013   1.211       1.427            --
                                                                                   2012   1.104       1.211            --
                                                                                   2011   1.089       1.104            --
                                                                                   2010   1.016       1.089            --
                                                                                   2009   0.880       1.016            --
 MSF WMC Core Equity Opportunities Subaccount (Class A) (4/08).................... 2014   1.394       1.507            --
                                                                                   2013   1.068       1.394            --
                                                                                   2012   0.969       1.068            --
                                                                                   2011   1.033       0.969            --
                                                                                   2010   0.945       1.033            --
                                                                                   2009   0.733       0.945            --
                                                                                   2008   1.193       0.733            --
Money Market Portfolio
 Money Market Subaccount (5/03)................................................... 2006   0.995       1.001            --
                                                                                   2005   0.990       0.995            --
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (6/04)................... 2006   1.082       1.140            --

                           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                                UNIT      UNIT     NUMBER OF
                                                                                               VALUE      VALUE      UNITS
                                                                                                 AT        AT     OUTSTANDING
                                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                                        YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                                     2005   1.047       1.082         7,841
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (6/03)..................... 2007   0.999       1.017            --
                                                                                     2006   1.016       0.999            --
                                                                                     2005   1.019       1.016            --
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/03).................... 2009   1.106       1.140            --
                                                                                     2008   1.081       1.106            --
                                                                                     2007   1.017       1.081            --
                                                                                     2006   1.003       1.017            --
                                                                                     2005   1.002       1.003            --
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/03)........................ 2007   1.572       1.697            --
                                                                                     2006   1.260       1.572            --
                                                                                     2005   1.149       1.260            --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/03)............................. 2007   1.412       1.504            --
                                                                                     2006   1.233       1.412            --
                                                                                     2005   1.179       1.233            --
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/03)............................... 2006   1.128       1.198            --
                                                                                     2005   1.062       1.128            --
 Travelers Convertible Securities Subaccount (6/03)................................. 2006   1.010       1.074            --
                                                                                     2005   1.030       1.010            --
 Travelers Disciplined Mid Cap Stock Subaccount (6/03).............................. 2006   1.224       1.334            --
                                                                                     2005   1.115       1.224            --
 Travelers Equity Income Subaccount (5/03).......................................... 2006   1.118       1.172            --
                                                                                     2005   1.096       1.118         7,621
 Travelers Federated High Yield Subaccount (5/03)................................... 2006   1.066       1.091            --
                                                                                     2005   1.064       1.066            --
 Travelers Federated Stock Subaccount (6/03)........................................ 2006   1.115       1.152            --
                                                                                     2005   1.084       1.115            --
 Travelers Large Cap Subaccount (6/03).............................................. 2006   1.122       1.153            --
                                                                                     2005   1.057       1.122            --
 Travelers Managed Allocation Series: Aggressive Subaccount (5/05).................. 2006   1.095       1.161            --
                                                                                     2005   1.000       1.095            --
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................ 2006   1.026       1.027            --
                                                                                     2005   1.000       1.026        10,313
 Travelers Managed Allocation Series: Moderate Subaccount (5/05).................... 2006   1.062       1.097            --
                                                                                     2005   1.000       1.062            --
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)......... 2006   1.072       1.116            --
                                                                                     2005   1.000       1.072       102,060
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)....... 2006   1.042       1.059            --
                                                                                     2005   1.000       1.042            --
 Travelers Mercury Large Cap Core Subaccount (6/03)................................. 2006   1.223       1.296            --
                                                                                     2005   1.118       1.223            --
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (6/03)............................ 2006   1.105       1.166            --
                                                                                     2005   1.098       1.105            --
 Travelers MFS(Reg. TM) Total Return Subaccount (5/03).............................. 2006   1.085       1.118            --
                                                                                     2005   1.079       1.085         7,906
 Travelers MFS(Reg. TM) Value Subaccount (5/04)..................................... 2006   1.150       1.239            --
                                                                                     2005   1.106       1.150            --
 Travelers Mondrian International Stock Subaccount (6/03)........................... 2006   1.218       1.395            --
                                                                                     2005   1.138       1.218            --
 Travelers Pioneer Fund Subaccount (6/03)........................................... 2006   1.145       1.212            --
                                                                                     2005   1.106       1.145            --
 Travelers Pioneer Mid Cap Value Subaccount (5/05).................................. 2006   1.046       1.098            --
                                                                                     2005   1.000       1.046            --

                      PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 Travelers Pioneer Strategic Income Subaccount (5/04).................... 2006   1.094       1.102           --
                                                                          2005   1.080       1.094        9,573
 Travelers Quality Bond Subaccount (5/03)................................ 2006   0.984       0.973           --
                                                                          2005   0.992       0.984        8,795
 Travelers Strategic Equity Subaccount (6/03)............................ 2006   1.097       1.142           --
                                                                          2005   1.100       1.097           --
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)........ 2006   1.102       1.265           --
                                                                          2005   1.000       1.102           --
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05)......... 2006   1.103       1.262           --
                                                                          2005   1.000       1.103           --
 Travelers U.S. Government Securities Subaccount (5/04).................. 2006   1.061       1.020           --
                                                                          2005   1.041       1.061           --
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)............ 2014   1.421       1.518           --
                                                                          2013   1.226       1.421           --
                                                                          2012   1.134       1.226           --
                                                                          2011   1.161       1.134           --
                                                                          2010   1.060       1.161           --
                                                                          2009   0.883       1.060           --
                                                                          2008   1.209       0.883           --
                                                                          2007   1.116       1.209           --
                                                                          2006   1.061       1.116           --
                                                                          2005   1.040       1.061           --
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (6/03)...................... 2009   0.782       0.757           --
                                                                          2008   1.247       0.782           --
                                                                          2007   1.308       1.247           --
                                                                          2006   1.153       1.308           --
                                                                          2005   1.134       1.153           --
 Van Kampen LIT Enterprise Subaccount (Class II) (6/03).................. 2009   0.700       0.715           --
                                                                          2008   1.258       0.700           --
                                                                          2007   1.146       1.258           --
                                                                          2006   1.099       1.146           --
                                                                          2005   1.043       1.099           --





                           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.40%
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (6/03)........ 2006   1.186       1.151            --
                                                                        2005   1.058       1.186        13,923
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (6/03).............. 2014   1.999       1.997       206,347
                                                                        2013   1.585       1.999       208,881
                                                                        2012   1.325       1.585       261,203
                                                                        2011   1.489       1.325       264,594
                                                                        2010   1.365       1.489       260,760
                                                                        2009   0.983       1.365       238,175
                                                                        2008   1.634       0.983       313,588
                                                                        2007   1.457       1.634       302,749
                                                                        2006   1.239       1.457       298,965
                                                                        2005   1.113       1.239       283,179
 American Funds Growth Subaccount (Class 2) (5/03)..................... 2014   1.713       1.814       440,989

                            PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                      2013   1.348       1.713       502,065
                                                                                      2012   1.172       1.348       577,067
                                                                                      2011   1.254       1.172       614,177
                                                                                      2010   1.082       1.254       637,392
                                                                                      2009   0.795       1.082       688,936
                                                                                      2008   1.453       0.795       784,927
                                                                                      2007   1.325       1.453       894,474
                                                                                      2006   1.231       1.325     1,008,487
                                                                                      2005   1.086       1.231     1,096,818
 American Funds Growth-Income Subaccount (Class 2) (5/03)............................ 2014   1.537       1.660       176,207
                                                                                      2013   1.179       1.537       252,382
                                                                                      2012   1.028       1.179       361,564
                                                                                      2011   1.073       1.028       421,497
                                                                                      2010   0.986       1.073       433,511
                                                                                      2009   0.770       0.986       676,238
                                                                                      2008   1.269       0.770       712,191
                                                                                      2007   1.237       1.269       947,241
                                                                                      2006   1.100       1.237     1,030,688
                                                                                      2005   1.065       1.100     1,143,451
Capital Appreciation Fund
 Capital Appreciation Fund (6/03).................................................... 2006   1.349       1.331            --
                                                                                      2005   1.169       1.349       678,965
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (6/03)................................ 2006   1.347       1.744            --
                                                                                      2005   1.287       1.347        89,921
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (5/03)......................... 2008   1.239       1.183            --
                                                                                      2007   1.185       1.239        80,873
                                                                                      2006   1.042       1.185        87,735
                                                                                      2005   1.022       1.042        89,465
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/03)................... 2008   0.993       0.935            --
                                                                                      2007   1.144       0.993        96,887
                                                                                      2006   1.129       1.144        96,101
                                                                                      2005   1.093       1.129       119,790
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (3/04).................. 2006   1.201       1.303            --
                                                                                      2005   1.116       1.201       328,531
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (1/04)................ 2006   1.203       1.337            --
                                                                                      2005   1.119       1.203       158,626
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/03)................ 2014   1.825       1.989        92,011
                                                                                      2013   1.427       1.825       106,575
                                                                                      2012   1.259       1.427       108,391
                                                                                      2011   1.326       1.259       121,933
                                                                                      2010   1.162       1.326       126,803
                                                                                      2009   0.878       1.162       162,252
                                                                                      2008   1.570       0.878       171,256
                                                                                      2007   1.371       1.570       188,373
                                                                                      2006   1.260       1.371       181,357
                                                                                      2005   1.107       1.260       148,235
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (7/03)....... 2014   1.896       2.048            --
                                                                                      2013   1.405       1.896            --
                                                                                      2012   1.177       1.405            --
                                                                                      2011   1.240       1.177            --
                                                                                      2010   1.076       1.240            --
                                                                                      2009   0.812       1.076         5,053
                                                                                      2008   1.418       0.812         5,024
                                                                                      2007   1.361       1.418         4,785
                                                                                      2006   1.225       1.361         4,605
                                                                                      2005   1.040       1.225         5,132
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/03)............................ 2014   2.277       2.357       109,346

                          PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2013   1.716       2.277       140,774
                                                                                  2012   1.535       1.716       153,859
                                                                                  2011   1.764       1.535       168,703
                                                                                  2010   1.405       1.764       175,491
                                                                                  2009   1.030       1.405       233,342
                                                                                  2008   1.747       1.030       200,539
                                                                                  2007   1.551       1.747       222,946
                                                                                  2006   1.414       1.551       251,232
                                                                                  2005   1.227       1.414       238,798
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (6/03)................... 2006   1.187       1.372            --
                                                                                  2005   1.100       1.187       104,000
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (6/03)............. 2008   2.467       2.238            --
                                                                                  2007   1.962       2.467       127,952
                                                                                  2006   1.569       1.962       139,225
                                                                                  2005   1.261       1.569       137,970
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)........................ 2014   1.655       1.436       444,499
                                                                                  2013   1.379       1.655       460,677
                                                                                  2012   1.195       1.379       479,599
                                                                                  2011   1.369       1.195       497,969
                                                                                  2010   1.294       1.369       491,308
                                                                                  2009   0.967       1.294       776,946
                                                                                  2008   1.661       0.967       734,973
                                                                                  2007   1.474       1.661     1,009,051
                                                                                  2006   1.243       1.474     1,120,661
                                                                                  2005   1.156       1.243       740,036
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (6/03).................. 2006   1.190       1.415            --
                                                                                  2005   1.119       1.190       413,565
High Yield Bond Trust
 High Yield Bond Trust (6/04).................................................... 2006   1.064       1.085            --
                                                                                  2005   1.076       1.064       135,067
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (6/03)......................... 2006   1.123       1.156            --
                                                                                  2005   1.068       1.123            --
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/03)............. 2010   1.194       1.207            --
                                                                                  2009   0.973       1.194            --
                                                                                  2008   1.405       0.973            --
                                                                                  2007   1.182       1.405            --
                                                                                  2006   1.139       1.182            --
                                                                                  2005   1.038       1.139            --
 Janus Aspen Global Research Subaccount (Service Shares) (6/03).................. 2008   1.377       1.294            --
                                                                                  2007   1.290       1.377            --
                                                                                  2006   1.120       1.290            --
                                                                                  2005   1.087       1.120            --
 Janus Aspen Global Technology Subaccount (Service Shares) (5/03)................ 2011   1.458       1.557            --
                                                                                  2010   1.201       1.458        30,190
                                                                                  2009   0.784       1.201        17,501
                                                                                  2008   1.433       0.784        18,690
                                                                                  2007   1.206       1.433        20,826
                                                                                  2006   1.146       1.206        17,567
                                                                                  2005   1.052       1.146         4,581
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (6/03)................................... 2006   1.143       1.274            --
                                                                                  2005   1.125       1.143        90,093
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)....... 2014   1.878       2.207        39,479
                                                                                  2013   1.301       1.878        52,507
                                                                                  2012   1.123       1.301        68,765
                                                                                  2011   1.122       1.123        71,966
                                                                                  2010   0.920       1.122        76,310
                                                                                  2009   0.700       0.920       375,983
                                                                                  2008   1.203       0.700       361,066
                                                                                  2007   1.255       1.203       375,920
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)........... 2014   1.444       1.448            --

                         PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                 2013   1.119       1.444        95,035
                                                                                 2012   0.997       1.119        51,376
                                                                                 2011   1.089       0.997        51,383
                                                                                 2010   0.956       1.089        51,390
                                                                                 2009   0.757       0.956        51,398
                                                                                 2008   1.223       0.757        51,407
                                                                                 2007   1.284       1.223       223,404
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)........... 2014   1.640       1.777            --
                                                                                 2013   1.292       1.640            --
                                                                                 2012   1.142       1.292        10,004
                                                                                 2011   1.140       1.142            --
                                                                                 2010   1.037       1.140            --
                                                                                 2009   0.870       1.037            --
                                                                                 2008   1.260       0.870         1,606
                                                                                 2007   1.224       1.260         4,254
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)....... 2014   1.489       1.657            --
                                                                                 2013   1.106       1.489            --
                                                                                 2012   0.941       1.106            --
                                                                                 2011   0.971       0.941            --
                                                                                 2010   0.905       0.971            --
                                                                                 2009   0.651       0.905            --
                                                                                 2008   1.064       0.651            --
                                                                                 2007   1.068       1.064            --
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (6/03)........ 2014   1.616       1.762            --
                                                                                 2013   1.250       1.616            --
                                                                                 2012   1.100       1.250            --
                                                                                 2011   1.073       1.100            --
                                                                                 2010   1.004       1.073            --
                                                                                 2009   0.826       1.004            --
                                                                                 2008   1.314       0.826            --
                                                                                 2007   1.296       1.314            --
                                                                                 2006   1.122       1.296            --
                                                                                 2005   1.079       1.122            --
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (6/03)....... 2014   2.306       2.343         9,664
                                                                                 2013   1.606       2.306        15,511
                                                                                 2012   1.378       1.606        16,276
                                                                                 2011   1.392       1.378        25,762
                                                                                 2010   1.139       1.392        26,111
                                                                                 2009   0.817       1.139        31,574
                                                                                 2008   1.411       0.817        40,158
                                                                                 2007   1.314       1.411        37,389
                                                                                 2006   1.194       1.314        38,121
                                                                                 2005   1.166       1.194        39,664
 LMPVET Equity Index Subaccount (Class II) (5/03)............................... 2009   0.765       0.742            --
                                                                                 2008   1.253       0.765        24,030
                                                                                 2007   1.224       1.253        23,895
                                                                                 2006   1.089       1.224        36,493
                                                                                 2005   1.070       1.089        60,633
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (11/03)........ 2011   0.943       0.929            --
                                                                                 2010   0.884       0.943       156,088
                                                                                 2009   0.771       0.884       161,688
                                                                                 2008   1.002       0.771       151,651
                                                                                 2007   1.013       1.002       545,659
                                                                                 2006   0.997       1.013       558,584
                                                                                 2005   0.997       0.997       588,291
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (6/03)..................................... 2007   1.238       1.296            --
                                                                                 2006   1.074       1.238       229,339
                                                                                 2005   1.057       1.074       236,481
 LMPVPI Large Cap Growth Subaccount (Class I) (6/03)............................ 2007   1.035       1.076            --
                                                                                 2006   1.017       1.035            --
                                                                                 2005   0.990       1.017            --
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (6/03).......................... 2007   1.226       1.266            --
                                                                                 2006   1.131       1.226       502,011
                                                                                 2005   1.054       1.131       718,648

                      PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 LMPVPII Growth and Income Subaccount (Class I) (7/03)................... 2007   1.183       1.232            --
                                                                          2006   1.078       1.183         4,390
                                                                          2005   1.065       1.078         4,417
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (6/03).............. 2007   1.269       1.315            --
                                                                          2006   1.108       1.269       230,266
                                                                          2005   1.099       1.108       253,593
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).................. 2007   1.343       1.477            --
                                                                          2006   1.226       1.343       441,478
                                                                          2005   1.160       1.226       405,356
Managed Assets Trust
 Managed Assets Trust (5/04)............................................. 2006   1.086       1.118            --
                                                                          2005   1.071       1.086        48,184
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)............. 2008   1.312       1.261            --
                                                                          2007   1.267       1.312        25,544
                                                                          2006   1.338       1.267        25,965
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *................. 2014   1.722       1.741        86,170
                                                                          2013   1.605       1.722       101,529
                                                                          2012   1.407       1.605       154,593
                                                                          2011   1.404       1.407       210,037
                                                                          2010   1.237       1.404       215,815
                                                                          2009   0.860       1.237       202,696
                                                                          2008   1.161       0.860       247,890
                                                                          2007   1.157       1.161       246,784
                                                                          2006   1.104       1.157       128,814
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............. 2014   0.996       1.105       125,000
                                                                          2013   0.983       0.996       125,860
                                                                          2012   0.798       0.983       134,673
                                                                          2011   0.862       0.798       134,023
                                                                          2010   0.760       0.862       134,130
                                                                          2009   0.576       0.760       158,046
                                                                          2008   1.009       0.576       118,382
                                                                          2007   1.214       1.009       110,302
                                                                          2006   1.003       1.214       118,556
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....... 2014   2.009       2.087            --
                                                                          2013   1.594       2.009        63,602
                                                                          2012   1.329       1.594        71,832
                                                                          2011   1.469       1.329        94,443
                                                                          2010   1.372       1.469        92,218
                                                                          2009   0.981       1.372       375,264
                                                                          2008   1.729       0.981       346,151
                                                                          2007   1.358       1.729       362,992
                                                                          2006   1.331       1.358       361,696
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).......... 2014   2.081       2.329        41,894
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *......... 2014   2.017       1.861        27,006
                                                                          2013   1.580       2.017        32,227
                                                                          2012   1.250       1.580        26,025
                                                                          2011   1.488       1.250        25,432
                                                                          2010   1.307       1.488        25,159
                                                                          2009   0.861       1.307        34,601
                                                                          2008   1.488       0.861        42,265
                                                                          2007   1.537       1.488        65,892
                                                                          2006   1.402       1.537        78,692
 MIST Invesco Comstock Subaccount (Class B) (5/09)....................... 2014   1.594       1.701       467,139
                                                                          2013   1.206       1.594       161,095
                                                                          2012   1.042       1.206       176,627
                                                                          2011   1.083       1.042       185,883
                                                                          2010   0.966       1.083       187,809
                                                                          2009   0.778       0.966       190,168
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *................ 2014   1.269       1.358       285,919

                        PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2013   0.997       1.269       345,310
                                                                               2012   0.891       0.997       389,363
                                                                               2011   0.947       0.891       426,857
                                                                               2010   0.773       0.947       440,222
                                                                               2009   0.626       0.773       491,495
                                                                               2008   1.047       0.626       457,927
                                                                               2007   1.066       1.047       525,674
                                                                               2006   0.964       1.066         1,603
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06).................... 2014   2.023       2.136         5,467
                                                                               2013   1.474       2.023         7,796
                                                                               2012   1.274       1.474         7,891
                                                                               2011   1.316       1.274         7,875
                                                                               2010   1.066       1.316         8,097
                                                                               2009   0.814       1.066         8,154
                                                                               2008   1.358       0.814         8,355
                                                                               2007   1.248       1.358         8,393
                                                                               2006   1.264       1.248        14,723
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06).................... 2014   1.789       1.828            --
                                                                               2013   1.375       1.789           825
                                                                               2012   1.218       1.375           868
                                                                               2011   1.388       1.218           919
                                                                               2010   1.189       1.388           974
                                                                               2009   0.944       1.189         1,021
                                                                               2008   1.293       0.944         1,023
                                                                               2007   1.337       1.293        34,191
                                                                               2006   1.261       1.337         1,201
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06).......... 2009   0.890       0.878            --
                                                                               2008   1.220       0.890        33,588
                                                                               2007   1.175       1.220        42,930
                                                                               2006   1.118       1.175        50,634
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06).................. 2014   1.661       1.704           835
                                                                               2013   1.573       1.661         3,343
                                                                               2012   1.423       1.573        20,823
                                                                               2011   1.391       1.423        29,617
                                                                               2010   1.259       1.391        42,058
                                                                               2009   0.940       1.259        13,654
                                                                               2008   1.180       0.940        16,640
                                                                               2007   1.131       1.180        19,932
                                                                               2006   1.085       1.131        26,317
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)................ 2009   0.715       0.677            --
                                                                               2008   1.276       0.715        19,215
                                                                               2007   1.168       1.276        21,852
                                                                               2006   1.189       1.168        20,827
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)................ 2014   1.184       1.214        98,889
                                                                               2013   0.936       1.184        98,889
                                                                               2012   0.821       0.936        98,889
                                                                               2011   0.966       0.821       114,259
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................... 2014   1.269       1.260       237,775
                                                                               2013   0.982       1.269       288,185
                                                                               2012   0.852       0.982       317,937
                                                                               2011   0.959       0.852       347,001
                                                                               2010   0.819       0.959       348,614
                                                                               2009   0.664       0.819       767,513
                                                                               2008   0.969       0.664       758,747
                                                                               2007   1.023       0.969       820,458
                                                                               2006   1.003       1.023       373,562
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)........ 2014   1.738       1.586       492,678
                                                                               2013   1.873       1.738       127,378
                                                                               2012   1.614       1.873       126,007
                                                                               2011   2.034       1.614       140,892
                                                                               2010   1.685       2.034       141,046
                                                                               2009   1.021       1.685       148,540
                                                                               2008   2.242       1.021       128,738
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2014   1.614       1.466       117,137

                      PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2013   1.386       1.614       124,428
                                                                          2012   1.217       1.386       189,920
                                                                          2011   1.396       1.217       207,976
                                                                          2010   1.283       1.396       214,340
                                                                          2009   0.999       1.283       214,349
                                                                          2008   1.776       0.999       358,020
                                                                          2007   1.700       1.776            --
 MIST MLA Mid Cap Subaccount (Class A) (4/08)............................ 2013   1.217       1.316            --
                                                                          2012   1.181       1.217        13,802
                                                                          2011   1.275       1.181        20,019
                                                                          2010   1.060       1.275        22,653
                                                                          2009   0.791       1.060        24,515
                                                                          2008   1.258       0.791        23,352
 MIST MLA Mid Cap Subaccount (Class B) (4/07)............................ 2013   1.011       1.092            --
                                                                          2012   0.983       1.011       183,981
                                                                          2011   1.063       0.983       179,180
                                                                          2010   0.886       1.063       188,939
                                                                          2009   0.664       0.886       189,232
                                                                          2008   1.102       0.664       181,467
                                                                          2007   1.251       1.102        30,533
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *............ 2014   1.276       1.273       245,738
                                                                          2013   1.028       1.276       300,959
                                                                          2012   0.869       1.028       344,541
                                                                          2011   0.972       0.869       371,687
                                                                          2010   0.859       0.972       365,128
                                                                          2009   0.629       0.859       394,022
                                                                          2008   1.085       0.629       398,615
                                                                          2007   1.045       1.085       882,712
                                                                          2006   0.996       1.045       937,141
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *....... 2014   1.290       1.300       119,447
                                                                          2013   1.452       1.290       146,165
                                                                          2012   1.360       1.452       138,943
                                                                          2011   1.250       1.360       133,088
                                                                          2010   1.185       1.250       152,501
                                                                          2009   1.026       1.185       160,485
                                                                          2008   1.125       1.026       146,214
                                                                          2007   1.068       1.125       188,755
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2014   1.431       1.456       416,808
                                                                          2013   1.494       1.431       642,545
                                                                          2012   1.401       1.494       804,181
                                                                          2011   1.391       1.401       742,170
                                                                          2010   1.317       1.391       273,169
                                                                          2009   1.188       1.317       250,592
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2014   1.543       1.674        18,944
                                                                          2013   1.188       1.543        19,688
                                                                          2012   1.100       1.188        21,546
                                                                          2011   1.180       1.100        20,806
                                                                          2010   1.040       1.180        20,250
                                                                          2009   0.860       1.040        20,562
                                                                          2008   1.312       0.860        20,211
                                                                          2007   1.280       1.312        19,327
                                                                          2006   1.197       1.280        19,233
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.149       1.265            --
                                                                          2006   1.097       1.149            --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2014   1.635       1.670       224,180
                                                                          2013   1.650       1.635       244,510
                                                                          2012   1.514       1.650       241,466
                                                                          2011   1.496       1.514       265,428
                                                                          2010   1.366       1.496       266,885
                                                                          2009   1.052       1.366       298,317
                                                                          2008   1.207       1.052       311,237
                                                                          2007   1.159       1.207       365,741
                                                                          2006   1.125       1.159       347,972
 MIST RCM Technology Subaccount (Class B) (5/11)......................... 2013   1.364       1.422            --
                                                                          2012   1.247       1.364        18,260
                                                                          2011   1.551       1.247        30,204
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2014   1.260       1.393       207,547

                     PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2013   0.965       1.260       292,991
                                                                        2012   0.838       0.965       318,100
                                                                        2011   0.894       0.838       327,353
                                                                        2010   0.782       0.894       354,038
                                                                        2009   0.677       0.782       394,536
                                                                        2008   1.088       0.677       427,297
                                                                        2007   1.072       1.088       429,266
                                                                        2006   1.001       1.072       175,715
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)........ 2014   1.450       1.573        50,886
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)............... 2007   1.371       1.434            --
                                                                        2006   1.302       1.371       347,687
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)............... 2014   1.584       1.757       188,402
                                                                        2013   1.209       1.584       213,373
                                                                        2012   1.092       1.209       228,991
                                                                        2011   1.116       1.092       241,608
                                                                        2010   1.015       1.116       244,361
                                                                        2009   0.872       1.015       251,633
                                                                        2008   1.425       0.872       243,194
                                                                        2007   1.422       1.425       349,645
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)................. 2014   1.223       1.278        37,213
                                                                        2013   1.262       1.223        52,030
                                                                        2012   1.202       1.262        85,864
                                                                        2011   1.156       1.202        66,747
                                                                        2010   1.093       1.156        69,594
                                                                        2009   1.022       1.093        47,384
                                                                        2008   1.084       1.022        52,852
                                                                        2007   1.045       1.084        69,263
                                                                        2006   1.011       1.045        36,825
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2014   1.284       1.365        23,698
                                                                        2013   0.980       1.284        24,049
                                                                        2012   0.877       0.980        28,174
                                                                        2011   0.987       0.877        33,418
                                                                        2010   0.844       0.987        34,360
                                                                        2009   0.673       0.844        34,504
 MSF BlackRock Money Market Subaccount (Class A) (4/06)................ 2014   0.937       0.915       990,301
                                                                        2013   0.960       0.937     1,100,005
                                                                        2012   0.983       0.960     1,003,845
                                                                        2011   1.007       0.983     1,425,723
                                                                        2010   1.032       1.007       954,833
                                                                        2009   1.052       1.032       993,445
                                                                        2008   1.048       1.052     1,168,375
                                                                        2007   1.022       1.048     1,099,935
                                                                        2006   1.005       1.022       497,072
 MSF FI Large Cap Subaccount (Class A) (4/06).......................... 2009   0.630       0.656            --
                                                                        2008   1.170       0.630        30,299
                                                                        2007   1.153       1.170        27,152
                                                                        2006   1.143       1.153        30,138
 MSF FI Value Leaders Subaccount (Class D) (4/06)...................... 2013   0.997       1.095            --
                                                                        2012   0.884       0.997        76,837
                                                                        2011   0.965       0.884        76,958
                                                                        2010   0.864       0.965        76,287
                                                                        2009   0.727       0.864        77,657
                                                                        2008   1.221       0.727        79,118
                                                                        2007   1.202       1.221        81,922
                                                                        2006   1.178       1.202        88,916
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)............... 2014   1.496       1.622         7,109
                                                                        2013   1.155       1.496         7,109
                                                                        2012   1.067       1.155         7,112
                                                                        2011   1.129       1.067         7,115
                                                                        2010   1.004       1.129         7,119
                                                                        2009   0.689       1.004        49,939
                                                                        2008   1.301       0.689        52,058
                                                                        2007   1.106       1.301        89,678
                                                                        2006   1.140       1.106        63,324
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)......... 2011   0.896       0.969            --

                   PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)
                                                                                UNIT      UNIT     NUMBER OF
                                                                               VALUE      VALUE      UNITS
                                                                                 AT        AT     OUTSTANDING
                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                        YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                     2010   0.793       0.896       141,121
                                                                     2009   0.618       0.793       199,686
                                                                     2008   1.063       0.618       197,166
                                                                     2007   1.055       1.063       399,523
                                                                     2006   1.002       1.055       389,107
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06)........ 2014   1.235       1.260            --
                                                                     2013   1.213       1.235        31,577
                                                                     2012   1.138       1.213        30,538
                                                                     2011   1.129       1.138        32,331
                                                                     2010   1.051       1.129       367,874
                                                                     2009   0.893       1.051       177,679
                                                                     2008   1.069       0.893       679,585
                                                                     2007   1.037       1.069        48,822
                                                                     2006   1.001       1.037        86,553
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06)........ 2014   1.249       1.280        59,206
                                                                     2013   1.153       1.249        13,886
                                                                     2012   1.060       1.153        37,035
                                                                     2011   1.074       1.060        14,924
                                                                     2010   0.987       1.074       318,372
                                                                     2009   0.817       0.987        22,887
                                                                     2008   1.068       0.817        23,889
                                                                     2007   1.044       1.068        32,410
                                                                     2006   1.002       1.044        35,938
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06)........ 2014   1.246       1.278     1,872,295
                                                                     2013   1.081       1.246       146,141
                                                                     2012   0.978       1.081        91,539
                                                                     2011   1.016       0.978        99,335
                                                                     2010   0.919       1.016       141,671
                                                                     2009   0.744       0.919       484,162
                                                                     2008   1.068       0.744       498,088
                                                                     2007   1.049       1.068       530,872
                                                                     2006   1.002       1.049       535,804
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06)........ 2014   1.226       1.260     3,869,212
                                                                     2013   1.010       1.226       438,432
                                                                     2012   0.897       1.010       466,543
                                                                     2011   0.955       0.897       478,427
                                                                     2010   0.853       0.955        65,955
                                                                     2009   0.677       0.853        66,003
                                                                     2008   1.068       0.677        92,934
                                                                     2007   1.054       1.068       781,291
                                                                     2006   1.002       1.054       873,317
 MSF MetLife Stock Index Subaccount (Class B) (5/09)................ 2014   1.399       1.545         7,273
                                                                     2013   1.088       1.399        13,694
                                                                     2012   0.966       1.088        13,584
                                                                     2011   0.973       0.966        14,052
                                                                     2010   0.871       0.973        14,062
                                                                     2009   0.712       0.871        26,019
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06).......... 2014   1.449       1.534        82,507
                                                                     2013   1.250       1.449        84,540
                                                                     2012   1.150       1.250       102,308
                                                                     2011   1.152       1.150        93,382
                                                                     2010   1.074       1.152        97,799
                                                                     2009   0.930       1.074       134,232
                                                                     2008   1.226       0.930       306,439
                                                                     2007   1.205       1.226       298,755
                                                                     2006   1.134       1.205       285,177
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)................. 2014   1.829       1.979       136,543
                                                                     2013   1.380       1.829       151,945
                                                                     2012   1.212       1.380       121,441
                                                                     2011   1.231       1.212       148,225
                                                                     2010   1.132       1.231       158,510
                                                                     2009   0.959       1.132       202,736
                                                                     2008   1.457       0.959       128,160
                                                                     2007   1.386       1.457       171,501
                                                                     2006   1.261       1.386       172,731
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)........... 2014   1.646       1.607        13,677
                                                                     2013   1.325       1.646        13,477

                          PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)......................... 2014   1.364       1.328       148,330
                                                                                   2013   1.100       1.364       164,060
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................... 2014   1.543       1.640        14,125
                                                                                   2013   1.139       1.543        16,450
                                                                                   2012   0.983       1.139         9,860
                                                                                   2011   1.021       0.983        10,769
                                                                                   2010   0.896       1.021        10,841
                                                                                   2009   0.641       0.896        11,377
                                                                                   2008   1.133       0.641        20,525
                                                                                   2007   1.063       1.133        17,099
                                                                                   2006   0.998       1.063        17,451
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................... 2014   1.900       1.978        38,130
                                                                                   2013   1.350       1.900        47,224
                                                                                   2012   1.193       1.350        52,762
                                                                                   2011   1.205       1.193        87,783
                                                                                   2010   0.916       1.205       111,681
                                                                                   2009   0.677       0.916        88,307
                                                                                   2008   1.036       0.677       101,167
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2007   1.147       1.187            --
                                                                                   2006   1.085       1.147       147,898
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2014   1.147       1.153            --
                                                                                   2013   1.182       1.147        13,582
                                                                                   2012   1.170       1.182        27,791
                                                                                   2011   1.134       1.170        94,672
                                                                                   2010   1.096       1.134        91,023
                                                                                   2009   1.074       1.096       127,573
                                                                                   2008   1.103       1.074        21,457
                                                                                   2007   1.081       1.103        29,540
                                                                                   2006   1.050       1.081        32,369
 MSF WMC Balanced Subaccount (Class A) (5/09)..................................... 2014   1.442       1.556        22,747
                                                                                   2013   1.225       1.442        22,914
                                                                                   2012   1.116       1.225        27,072
                                                                                   2011   1.102       1.116        27,804
                                                                                   2010   1.029       1.102        27,407
                                                                                   2009   0.892       1.029        29,848
 MSF WMC Core Equity Opportunities Subaccount (Class A) (4/08).................... 2014   1.373       1.483        43,813
                                                                                   2013   1.052       1.373        52,731
                                                                                   2012   0.955       1.052        53,376
                                                                                   2011   1.019       0.955        61,495
                                                                                   2010   0.932       1.019        64,230
                                                                                   2009   0.723       0.932        70,934
                                                                                   2008   1.178       0.723        82,362
Money Market Portfolio
 Money Market Subaccount (5/03)................................................... 2006   0.998       1.005            --
                                                                                   2005   0.994       0.998       461,847
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (6/04)................... 2006   1.097       1.156            --
                                                                                   2005   1.062       1.097        13,937
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (6/03)................... 2007   1.046       1.064            --
                                                                                   2006   1.064       1.046       181,886
                                                                                   2005   1.067       1.064       154,299
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/03).................. 2009   1.150       1.185            --
                                                                                   2008   1.124       1.150       331,102
                                                                                   2007   1.059       1.124       398,778
                                                                                   2006   1.044       1.059       360,763
                                                                                   2005   1.044       1.044       293,341
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/03)...................... 2007   1.583       1.709            --
                                                                                   2006   1.269       1.583            --
                                                                                   2005   1.159       1.269            --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/03)........................... 2007   1.427       1.520            --
                                                                                   2006   1.246       1.427       384,859
                                                                                   2005   1.193       1.246       102,196

                           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)
                                                                                                UNIT      UNIT     NUMBER OF
                                                                                               VALUE      VALUE      UNITS
                                                                                                 AT        AT     OUTSTANDING
                                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                                        YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------ ------ ----------- -------- ------------
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/03)............................... 2006   1.119       1.189            --
                                                                                     2005   1.054       1.119        20,086
 Travelers Convertible Securities Subaccount (6/03)................................. 2006   1.021       1.085            --
                                                                                     2005   1.042       1.021        16,276
 Travelers Disciplined Mid Cap Stock Subaccount (6/03).............................. 2006   1.228       1.338            --
                                                                                     2005   1.119       1.228        22,597
 Travelers Equity Income Subaccount (5/03).......................................... 2006   1.124       1.178            --
                                                                                     2005   1.102       1.124        88,576
 Travelers Federated High Yield Subaccount (5/03)................................... 2006   1.079       1.104            --
                                                                                     2005   1.078       1.079       105,681
 Travelers Federated Stock Subaccount (6/03)........................................ 2006   1.110       1.146            --
                                                                                     2005   1.079       1.110         4,249
 Travelers Large Cap Subaccount (6/03).............................................. 2006   1.112       1.143            --
                                                                                     2005   1.048       1.112        15,864
 Travelers Managed Allocation Series: Aggressive Subaccount (5/05).................. 2006   1.094       1.161            --
                                                                                     2005   1.000       1.094       136,743
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................ 2006   1.025       1.026            --
                                                                                     2005   1.000       1.025       564,583
 Travelers Managed Allocation Series: Moderate Subaccount (5/05).................... 2006   1.062       1.097            --
                                                                                     2005   1.000       1.062        86,003
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)......... 2006   1.072       1.115            --
                                                                                     2005   1.000       1.072       753,723
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)....... 2006   1.041       1.059            --
                                                                                     2005   1.000       1.041        33,375
 Travelers Mercury Large Cap Core Subaccount (6/03)................................. 2006   1.229       1.302            --
                                                                                     2005   1.124       1.229       314,464
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (6/03)............................ 2006   1.080       1.140            --
                                                                                     2005   1.073       1.080        41,239
 Travelers MFS(Reg. TM) Total Return Subaccount (5/03).............................. 2006   1.101       1.134            --
                                                                                     2005   1.095       1.101       297,074
 Travelers MFS(Reg. TM) Value Subaccount (5/04)..................................... 2006   1.170       1.261            --
                                                                                     2005   1.126       1.170       141,133
 Travelers Mondrian International Stock Subaccount (6/03)........................... 2006   1.224       1.402            --
                                                                                     2005   1.145       1.224        57,153
 Travelers Pioneer Fund Subaccount (6/03)........................................... 2006   1.131       1.197            --
                                                                                     2005   1.093       1.131        19,978
 Travelers Pioneer Mid Cap Value Subaccount (5/05).................................. 2006   1.045       1.097            --
                                                                                     2005   1.000       1.045            --
 Travelers Pioneer Strategic Income Subaccount (5/04)............................... 2006   1.117       1.125            --
                                                                                     2005   1.103       1.117       294,318
 Travelers Quality Bond Subaccount (5/03)........................................... 2006   1.023       1.011            --
                                                                                     2005   1.031       1.023        80,963
 Travelers Strategic Equity Subaccount (6/03)....................................... 2006   1.093       1.138            --
                                                                                     2005   1.097       1.093        11,831
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)................... 2006   1.101       1.264            --
                                                                                     2005   1.000       1.101        14,717
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05).................... 2006   1.103       1.261            --
                                                                                     2005   1.000       1.103         1,251
 Travelers U.S. Government Securities Subaccount (5/04)............................. 2006   1.092       1.050            --
                                                                                     2005   1.072       1.092        45,022
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)....................... 2014   1.462       1.560            --

                 PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)
                                                                           UNIT      UNIT     NUMBER OF
                                                                          VALUE      VALUE      UNITS
                                                                            AT        AT     OUTSTANDING
                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                   YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------- ------ ----------- -------- ------------
                                                                2013   1.262       1.462         2,224
                                                                2012   1.167       1.262         2,342
                                                                2011   1.196       1.167         2,583
                                                                2010   1.092       1.196         2,872
                                                                2009   0.911       1.092         2,855
                                                                2008   1.247       0.911         2,845
                                                                2007   1.152       1.247         4,108
                                                                2006   1.096       1.152         4,229
                                                                2005   1.075       1.096         3,702
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (6/03)............ 2009   0.778       0.753            --
                                                                2008   1.242       0.778       179,775
                                                                2007   1.302       1.242       258,186
                                                                2006   1.149       1.302       252,550
                                                                2005   1.131       1.149       257,053
 Van Kampen LIT Enterprise Subaccount (Class II) (6/03)........ 2009   0.695       0.710            --
                                                                2008   1.250       0.695            --
                                                                2007   1.139       1.250            --
                                                                2006   1.093       1.139            --
                                                                2005   1.037       1.093            --





                           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.50%
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (6/03)........ 2006   1.348       1.307            --
                                                                        2005   1.204       1.348         4,365
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (6/03).............. 2014   2.585       2.579       143,562
                                                                        2013   2.051       2.585       149,478
                                                                        2012   1.716       2.051       185,222
                                                                        2011   1.931       1.716       192,473
                                                                        2010   1.772       1.931       199,653
                                                                        2009   1.277       1.772       204,063
                                                                        2008   2.125       1.277       226,187
                                                                        2007   1.897       2.125       202,928
                                                                        2006   1.615       1.897       203,793
                                                                        2005   1.452       1.615       210,761
 American Funds Growth Subaccount (Class 2) (5/03)..................... 2014   2.146       2.271       310,915
                                                                        2013   1.691       2.146       333,376
                                                                        2012   1.471       1.691       403,274
                                                                        2011   1.576       1.471       452,529
                                                                        2010   1.361       1.576       472,370
                                                                        2009   1.001       1.361       404,448
                                                                        2008   1.832       1.001       433,792
                                                                        2007   1.673       1.832       625,129
                                                                        2006   1.556       1.673       614,733
                                                                        2005   1.373       1.556       664,324
 American Funds Growth-Income Subaccount (Class 2) (5/03).............. 2014   1.924       2.076       122,804
                                                                        2013   1.477       1.924       136,836
                                                                        2012   1.289       1.477       192,160
                                                                        2011   1.347       1.289       237,555
                                                                        2010   1.239       1.347       277,975
                                                                        2009   0.968       1.239       268,006
                                                                        2008   1.597       0.968       267,284
                                                                        2007   1.559       1.597       494,541
                                                                        2006   1.388       1.559       547,192
                                                                        2005   1.344       1.388       541,196
Capital Appreciation Fund
 Capital Appreciation Fund (6/03)...................................... 2006   1.625       1.603            --
                                                                        2005   1.409       1.625        47,279
Delaware VIP Trust

                            PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
 Delaware VIP REIT Subaccount (Standard Class) (6/03)................................ 2006   1.683       2.177            --
                                                                                      2005   1.610       1.683       166,130
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (5/03)......................... 2008   1.441       1.375            --
                                                                                      2007   1.379       1.441           582
                                                                                      2006   1.214       1.379           597
                                                                                      2005   1.193       1.214           586
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/03)................... 2008   1.256       1.182            --
                                                                                      2007   1.448       1.256        66,266
                                                                                      2006   1.430       1.448        72,152
                                                                                      2005   1.386       1.430        75,972
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (3/04).................. 2006   1.290       1.399            --
                                                                                      2005   1.200       1.290       125,973
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (1/04)................ 2006   1.287       1.431            --
                                                                                      2005   1.198       1.287        72,459
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/03)................ 2014   2.261       2.462        18,722
                                                                                      2013   1.770       2.261        19,328
                                                                                      2012   1.563       1.770        32,135
                                                                                      2011   1.648       1.563        39,013
                                                                                      2010   1.445       1.648        40,823
                                                                                      2009   1.094       1.445        27,527
                                                                                      2008   1.957       1.094        41,767
                                                                                      2007   1.711       1.957        45,843
                                                                                      2006   1.574       1.711        56,414
                                                                                      2005   1.384       1.574        65,739
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (7/03)....... 2014   2.103       2.270         2,125
                                                                                      2013   1.560       2.103         2,213
                                                                                      2012   1.308       1.560        12,437
                                                                                      2011   1.379       1.308        12,542
                                                                                      2010   1.199       1.379        12,529
                                                                                      2009   0.905       1.199        12,614
                                                                                      2008   1.582       0.905        12,574
                                                                                      2007   1.520       1.582        13,567
                                                                                      2006   1.370       1.520        13,719
                                                                                      2005   1.164       1.370        46,059
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/03)............................ 2014   3.136       3.243        46,155
                                                                                      2013   2.366       3.136        52,585
                                                                                      2012   2.118       2.366        74,031
                                                                                      2011   2.436       2.118        81,407
                                                                                      2010   1.942       2.436       104,765
                                                                                      2009   1.425       1.942       156,662
                                                                                      2008   2.420       1.425       172,412
                                                                                      2007   2.151       2.420       194,438
                                                                                      2006   1.962       2.151       124,081
                                                                                      2005   1.705       1.962       132,577
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (6/03)....................... 2006   1.421       1.641            --
                                                                                      2005   1.318       1.421       251,494
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (6/03)................. 2008   3.487       3.163            --
                                                                                      2007   2.776       3.487        85,605
                                                                                      2006   2.222       2.776        92,669
                                                                                      2005   1.788       2.222        66,830
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)............................ 2014   2.182       1.891        52,087
                                                                                      2013   1.819       2.182        71,202
                                                                                      2012   1.578       1.819       109,579
                                                                                      2011   1.810       1.578       162,436
                                                                                      2010   1.712       1.810       142,996
                                                                                      2009   1.281       1.712       159,291
                                                                                      2008   2.203       1.281       129,454
                                                                                      2007   1.957       2.203       262,279
                                                                                      2006   1.652       1.957       303,076
                                                                                      2005   1.537       1.652       162,941
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (6/03)...................... 2006   1.585       1.883            --
                                                                                      2005   1.493       1.585       146,752

                          PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
High Yield Bond Trust
 High Yield Bond Trust (6/04).................................................... 2006   1.044       1.064            --
                                                                                  2005   1.056       1.044        52,152
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (6/03)......................... 2006   1.206       1.242            --
                                                                                  2005   1.149       1.206         5,997
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/03)............. 2010   1.509       1.526            --
                                                                                  2009   1.232       1.509            --
                                                                                  2008   1.779       1.232            --
                                                                                  2007   1.499       1.779            --
                                                                                  2006   1.446       1.499            --
                                                                                  2005   1.319       1.446         2,975
 Janus Aspen Global Research Subaccount (Service Shares) (6/03).................. 2008   1.604       0.864            --
                                                                                  2007   1.504       1.604            --
                                                                                  2006   1.308       1.504         8,874
                                                                                  2005   1.270       1.308            --
 Janus Aspen Global Technology Subaccount (Service Shares) (5/03)................ 2011   1.861       1.986            --
                                                                                  2010   1.534       1.861            --
                                                                                  2009   1.002       1.534            --
                                                                                  2008   1.835       1.002            --
                                                                                  2007   1.546       1.835         2,168
                                                                                  2006   1.470       1.546            --
                                                                                  2005   1.351       1.470            --
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (6/03)................................... 2006   1.507       1.678            --
                                                                                  2005   1.486       1.507       237,758
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)....... 2014   2.377       2.792        55,126
                                                                                  2013   1.649       2.377        60,973
                                                                                  2012   1.425       1.649        79,707
                                                                                  2011   1.425       1.425        81,132
                                                                                  2010   1.169       1.425        80,241
                                                                                  2009   0.891       1.169        72,218
                                                                                  2008   1.533       0.891        98,995
                                                                                  2007   1.599       1.533       142,582
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)........... 2014   1.863       1.867            --
                                                                                  2013   1.445       1.863       248,798
                                                                                  2012   1.289       1.445       257,503
                                                                                  2011   1.409       1.289       259,821
                                                                                  2010   1.239       1.409        26,289
                                                                                  2009   0.982       1.239        25,930
                                                                                  2008   1.587       0.982        16,093
                                                                                  2007   1.668       1.587        63,740
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)............ 2014   1.970       2.132            --
                                                                                  2013   1.554       1.970            --
                                                                                  2012   1.374       1.554            --
                                                                                  2011   1.373       1.374            --
                                                                                  2010   1.250       1.373            --
                                                                                  2009   1.049       1.250            --
                                                                                  2008   1.522       1.049            --
                                                                                  2007   1.480       1.522            --
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)........ 2014   1.898       2.110         3,016
                                                                                  2013   1.412       1.898         3,018
                                                                                  2012   1.203       1.412         3,336
                                                                                  2011   1.241       1.203         3,732
                                                                                  2010   1.159       1.241         4,565
                                                                                  2009   0.835       1.159         5,045
                                                                                  2008   1.365       0.835         5,048
                                                                                  2007   1.371       1.365        41,962
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (6/03)......... 2014   2.022       2.204         6,208

                         PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                 2013   1.567       2.022         6,492
                                                                                 2012   1.379       1.567         6,739
                                                                                 2011   1.347       1.379         7,140
                                                                                 2010   1.262       1.347         7,476
                                                                                 2009   1.039       1.262         7,755
                                                                                 2008   1.655       1.039        21,864
                                                                                 2007   1.633       1.655        38,071
                                                                                 2006   1.416       1.633        38,725
                                                                                 2005   1.363       1.416        38,605
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (6/03)....... 2014   3.127       3.174           815
                                                                                 2013   2.180       3.127         8,689
                                                                                 2012   1.872       2.180        11,500
                                                                                 2011   1.893       1.872        18,741
                                                                                 2010   1.551       1.893        20,925
                                                                                 2009   1.114       1.551        24,054
                                                                                 2008   1.926       1.114        26,679
                                                                                 2007   1.795       1.926        26,547
                                                                                 2006   1.632       1.795        27,742
                                                                                 2005   1.595       1.632        30,111
 LMPVET Equity Index Subaccount (Class II) (5/03)............................... 2009   0.922       0.895            --
                                                                                 2008   1.513       0.922       168,076
                                                                                 2007   1.478       1.513       209,871
                                                                                 2006   1.317       1.478       221,503
                                                                                 2005   1.295       1.317       265,824
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (11/03)........ 2011   0.923       0.910            --
                                                                                 2010   0.867       0.923        33,975
                                                                                 2009   0.757       0.867        35,995
                                                                                 2008   0.985       0.757        36,025
                                                                                 2007   0.996       0.985        45,684
                                                                                 2006   0.981       0.996        46,403
                                                                                 2005   0.983       0.981        60,512
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (6/03)..................................... 2007   1.608       1.683            --
                                                                                 2006   1.396       1.608        62,018
                                                                                 2005   1.376       1.396        66,895
 LMPVPI Large Cap Growth Subaccount (Class I) (6/03)............................ 2007   1.330       1.381            --
                                                                                 2006   1.308       1.330        49,680
                                                                                 2005   1.274       1.308        46,771
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (6/03).......................... 2007   1.563       1.614            --
                                                                                 2006   1.443       1.563       162,996
                                                                                 2005   1.347       1.443       156,558
 LMPVPII Growth and Income Subaccount (Class I) (7/03).......................... 2007   1.430       1.489            --
                                                                                 2006   1.304       1.430        10,519
                                                                                 2005   1.291       1.304        10,519
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (6/03)..................... 2007   1.563       1.620            --
                                                                                 2006   1.367       1.563       119,325
                                                                                 2005   1.357       1.367       134,532
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03)......................... 2007   1.748       1.921            --
                                                                                 2006   1.597       1.748       164,293
                                                                                 2005   1.513       1.597       233,865
Managed Assets Trust
 Managed Assets Trust (5/04).................................................... 2006   1.068       1.099            --
                                                                                 2005   1.054       1.068       152,865
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06).................... 2008   1.715       1.648            --
                                                                                 2007   1.658       1.715        37,257
                                                                                 2006   1.752       1.658        39,756
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *........................ 2014   1.878       1.896        83,418

                      PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2013   1.753       1.878        89,890
                                                                          2012   1.537       1.753        94,568
                                                                          2011   1.536       1.537       113,334
                                                                          2010   1.355       1.536       111,631
                                                                          2009   0.943       1.355       111,636
                                                                          2008   1.274       0.943       160,665
                                                                          2007   1.271       1.274       290,661
                                                                          2006   1.213       1.271       247,785
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............. 2014   0.988       1.096        45,518
                                                                          2013   0.977       0.988        44,355
                                                                          2012   0.793       0.977        51,659
                                                                          2011   0.858       0.793        58,125
                                                                          2010   0.757       0.858        54,595
                                                                          2009   0.574       0.757       160,729
                                                                          2008   1.008       0.574       164,211
                                                                          2007   1.213       1.008       277,823
                                                                          2006   1.003       1.213       264,390
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....... 2014   2.401       2.493            --
                                                                          2013   1.906       2.401        24,460
                                                                          2012   1.592       1.906        46,950
                                                                          2011   1.761       1.592        48,634
                                                                          2010   1.646       1.761        50,622
                                                                          2009   1.178       1.646       108,960
                                                                          2008   2.078       1.178        92,366
                                                                          2007   1.633       2.078        32,608
                                                                          2006   1.603       1.633        49,606
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).......... 2014   2.485       2.780        23,054
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *......... 2014   2.480       2.286       105,498
                                                                          2013   1.944       2.480       104,647
                                                                          2012   1.540       1.944       124,832
                                                                          2011   1.836       1.540       136,678
                                                                          2010   1.613       1.836       132,957
                                                                          2009   1.064       1.613        50,307
                                                                          2008   1.840       1.064        67,480
                                                                          2007   1.903       1.840        51,479
                                                                          2006   1.738       1.903        52,793
 MIST Invesco Comstock Subaccount (Class B) (5/09)....................... 2014   2.005       2.137       263,072
                                                                          2013   1.518       2.005        12,777
                                                                          2012   1.314       1.518        14,105
                                                                          2011   1.367       1.314        15,526
                                                                          2010   1.220       1.367        12,037
                                                                          2009   0.983       1.220        12,355
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *................ 2014   1.259       1.346        41,904
                                                                          2013   0.991       1.259        60,135
                                                                          2012   0.886       0.991        69,728
                                                                          2011   0.943       0.886        80,517
                                                                          2010   0.770       0.943        89,131
                                                                          2009   0.624       0.770        87,962
                                                                          2008   1.045       0.624       119,874
                                                                          2007   1.065       1.045       254,850
                                                                          2006   0.964       1.065            --
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)............... 2014   2.005       2.116            --
                                                                          2013   1.463       2.005            --
                                                                          2012   1.266       1.463            --
                                                                          2011   1.309       1.266            --
                                                                          2010   1.061       1.309            --
                                                                          2009   0.811       1.061            --
                                                                          2008   1.354       0.811            --
                                                                          2007   1.246       1.354            --
                                                                          2006   1.263       1.246            --
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)............... 2014   1.774       1.810            --

                        PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2013   1.365       1.774            --
                                                                               2012   1.210       1.365            --
                                                                               2011   1.380       1.210            --
                                                                               2010   1.184       1.380            --
                                                                               2009   0.940       1.184            --
                                                                               2008   1.289       0.940            --
                                                                               2007   1.335       1.289            --
                                                                               2006   1.260       1.335            --
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06).......... 2009   0.873       0.861            --
                                                                               2008   1.197       0.873       152,865
                                                                               2007   1.154       1.197       152,865
                                                                               2006   1.099       1.154       152,865
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06).................. 2014   1.856       1.903        40,828
                                                                               2013   1.759       1.856        41,655
                                                                               2012   1.594       1.759        52,439
                                                                               2011   1.559       1.594        55,307
                                                                               2010   1.412       1.559        58,058
                                                                               2009   1.056       1.412        70,689
                                                                               2008   1.327       1.056        96,180
                                                                               2007   1.273       1.327       144,999
                                                                               2006   1.222       1.273       148,242
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)................ 2009   0.854       0.809            --
                                                                               2008   1.527       0.854         5,383
                                                                               2007   1.399       1.527        42,097
                                                                               2006   1.425       1.399        55,671
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)................ 2014   1.175       1.204            --
                                                                               2013   0.930       1.175            --
                                                                               2012   0.817       0.930            --
                                                                               2011   0.961       0.817            --
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................... 2014   1.259       1.249        68,009
                                                                               2013   0.975       1.259        71,204
                                                                               2012   0.847       0.975        84,152
                                                                               2011   0.955       0.847        87,625
                                                                               2010   0.816       0.955        96,299
                                                                               2009   0.662       0.816       158,379
                                                                               2008   0.967       0.662       152,200
                                                                               2007   1.023       0.967       379,616
                                                                               2006   1.003       1.023       348,723
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)........ 2014   2.442       2.226        74,164
                                                                               2013   2.635       2.442        18,014
                                                                               2012   2.272       2.635        22,951
                                                                               2011   2.866       2.272        21,523
                                                                               2010   2.376       2.866        21,315
                                                                               2009   1.442       2.376        31,735
                                                                               2008   3.167       1.442        33,162
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2014   2.011       1.825        22,034
                                                                               2013   1.729       2.011        23,427
                                                                               2012   1.519       1.729        28,517
                                                                               2011   1.744       1.519        31,274
                                                                               2010   1.605       1.744        81,624
                                                                               2009   1.251       1.605       160,878
                                                                               2008   2.226       1.251       112,208
                                                                               2007   2.132       2.226         5,549
 MIST MLA Mid Cap Subaccount (Class A) (4/08)................................. 2013   1.584       1.711            --
                                                                               2012   1.538       1.584            --
                                                                               2011   1.662       1.538            --
                                                                               2010   1.383       1.662            --
                                                                               2009   1.034       1.383            --
                                                                               2008   1.645       1.034         5,969
 MIST MLA Mid Cap Subaccount (Class B) (4/07)................................. 2013   1.003       1.084            --
                                                                               2012   0.977       1.003       346,323
                                                                               2011   1.057       0.977       343,251
                                                                               2010   0.882       1.057       341,884
                                                                               2009   0.662       0.882       360,279
                                                                               2008   1.099       0.662       353,144
                                                                               2007   1.248       1.099            --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *................. 2014   1.266       1.262       192,469

                      PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2013   1.021       1.266       194,024
                                                                          2012   0.864       1.021       194,610
                                                                          2011   0.968       0.864       219,312
                                                                          2010   0.856       0.968       218,946
                                                                          2009   0.628       0.856       220,935
                                                                          2008   1.083       0.628       260,647
                                                                          2007   1.045       1.083       378,012
                                                                          2006   0.996       1.045       400,642
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *....... 2014   1.323       1.332        48,641
                                                                          2013   1.491       1.323        58,812
                                                                          2012   1.398       1.491        62,982
                                                                          2011   1.286       1.398        60,992
                                                                          2010   1.221       1.286        49,179
                                                                          2009   1.058       1.221        34,481
                                                                          2008   1.161       1.058        55,607
                                                                          2007   1.103       1.161       137,932
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2014   1.399       1.421       592,616
                                                                          2013   1.462       1.399       698,005
                                                                          2012   1.372       1.462       719,832
                                                                          2011   1.364       1.372       665,578
                                                                          2010   1.293       1.364       530,733
                                                                          2009   1.167       1.293       520,566
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2014   1.796       1.947            --
                                                                          2013   1.383       1.796            --
                                                                          2012   1.283       1.383            --
                                                                          2011   1.378       1.283            --
                                                                          2010   1.216       1.378            --
                                                                          2009   1.006       1.216            --
                                                                          2008   1.536       1.006         4,831
                                                                          2007   1.500       1.536        15,040
                                                                          2006   1.403       1.500        32,427
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.147       1.262            --
                                                                          2006   1.096       1.147            --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2014   1.585       1.616        57,690
                                                                          2013   1.600       1.585        60,819
                                                                          2012   1.470       1.600        75,634
                                                                          2011   1.454       1.470        92,448
                                                                          2010   1.329       1.454        95,487
                                                                          2009   1.024       1.329        87,391
                                                                          2008   1.176       1.024        95,567
                                                                          2007   1.131       1.176        30,549
                                                                          2006   1.098       1.131        31,271
 MIST RCM Technology Subaccount (Class B) (5/11)......................... 2013   1.738       1.811            --
                                                                          2012   1.589       1.738           846
                                                                          2011   1.978       1.589            --
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2014   1.250       1.381       208,251
                                                                          2013   0.958       1.250       212,048
                                                                          2012   0.833       0.958       226,310
                                                                          2011   0.890       0.833       249,991
                                                                          2010   0.780       0.890       254,469
                                                                          2009   0.675       0.780       275,312
                                                                          2008   1.086       0.675       322,777
                                                                          2007   1.071       1.086       485,112
                                                                          2006   1.001       1.071       370,933
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2014   1.870       2.028       238,396
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)................. 2007   1.589       1.661            --
                                                                          2006   1.509       1.589       112,764
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)................. 2014   1.823       2.020       132,552
                                                                          2013   1.393       1.823       137,575
                                                                          2012   1.258       1.393       143,058
                                                                          2011   1.287       1.258       149,076
                                                                          2010   1.172       1.287       155,743
                                                                          2009   1.008       1.172       162,392
                                                                          2008   1.649       1.008       170,327
                                                                          2007   1.647       1.649       109,978
Metropolitan Series Fund

                     PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)................. 2014   1.194       1.247       100,422
                                                                        2013   1.234       1.194        88,939
                                                                        2012   1.177       1.234        86,652
                                                                        2011   1.132       1.177       107,103
                                                                        2010   1.071       1.132       108,189
                                                                        2009   1.003       1.071        86,919
                                                                        2008   1.065       1.003       125,253
                                                                        2007   1.028       1.065       146,957
                                                                        2006   0.995       1.028       148,153
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2014   1.489       1.582        10,930
                                                                        2013   1.138       1.489        10,934
                                                                        2012   1.020       1.138        12,754
                                                                        2011   1.149       1.020        15,228
                                                                        2010   0.983       1.149        25,717
                                                                        2009   0.785       0.983        49,793
 MSF BlackRock Money Market Subaccount (Class A) (4/06)................ 2014   0.910       0.887       249,444
                                                                        2013   0.933       0.910       415,405
                                                                        2012   0.956       0.933       518,264
                                                                        2011   0.980       0.956     1,098,230
                                                                        2010   1.005       0.980     1,480,833
                                                                        2009   1.026       1.005     2,374,369
                                                                        2008   1.023       1.026     1,756,078
                                                                        2007   0.999       1.023     1,507,902
                                                                        2006   0.982       0.999       325,640
 MSF FI Large Cap Subaccount (Class A) (4/06).......................... 2009   0.735       0.764            --
                                                                        2008   1.365       0.735        53,517
                                                                        2007   1.347       1.365        15,057
                                                                        2006   1.337       1.347        25,678
 MSF FI Value Leaders Subaccount (Class D) (4/06)...................... 2013   1.181       1.296            --
                                                                        2012   1.047       1.181       339,569
                                                                        2011   1.145       1.047       359,085
                                                                        2010   1.026       1.145       381,257
                                                                        2009   0.864       1.026       415,153
                                                                        2008   1.453       0.864       411,953
                                                                        2007   1.432       1.453       417,281
                                                                        2006   1.404       1.432       361,693
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)............... 2014   1.958       2.121         6,699
                                                                        2013   1.514       1.958         6,909
                                                                        2012   1.400       1.514         9,849
                                                                        2011   1.482       1.400        10,073
                                                                        2010   1.319       1.482        10,245
                                                                        2009   0.906       1.319        10,448
                                                                        2008   1.713       0.906        10,397
                                                                        2007   1.459       1.713        22,150
                                                                        2006   1.503       1.459        21,547
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)......... 2011   0.892       0.964            --
                                                                        2010   0.790       0.892            --
                                                                        2009   0.616       0.790            --
                                                                        2008   1.061       0.616            --
                                                                        2007   1.054       1.061            --
                                                                        2006   1.002       1.054            --
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06)........... 2014   1.226       1.249       220,148
                                                                        2013   1.205       1.226       238,127
                                                                        2012   1.132       1.205       273,090
                                                                        2011   1.124       1.132       281,441
                                                                        2010   1.047       1.124       230,747
                                                                        2009   0.891       1.047       191,838
                                                                        2008   1.067       0.891       146,529
                                                                        2007   1.036       1.067       133,574
                                                                        2006   1.001       1.036       133,574
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06)........... 2014   1.239       1.268        88,975

                     PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2013   1.146       1.239         88,971
                                                                        2012   1.054       1.146         77,037
                                                                        2011   1.069       1.054          5,005
                                                                        2010   0.983       1.069         14,482
                                                                        2009   0.815       0.983         11,002
                                                                        2008   1.066       0.815         13,826
                                                                        2007   1.043       1.066             --
                                                                        2006   1.002       1.043             --
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06)........... 2014   1.236       1.266      2,729,385
                                                                        2013   1.074       1.236        146,499
                                                                        2012   0.973       1.074        104,990
                                                                        2011   1.011       0.973         32,692
                                                                        2010   0.916       1.011         17,804
                                                                        2009   0.742       0.916         17,938
                                                                        2008   1.067       0.742         27,996
                                                                        2007   1.048       1.067         26,855
                                                                        2006   1.002       1.048         26,893
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06)........... 2014   1.217       1.249     10,220,092
                                                                        2013   1.004       1.217             --
                                                                        2012   0.892       1.004             --
                                                                        2011   0.950       0.892             --
                                                                        2010   0.850       0.950         33,517
                                                                        2009   0.675       0.850         33,566
                                                                        2008   1.066       0.675         33,616
                                                                        2007   1.053       1.066         33,659
                                                                        2006   1.002       1.053         33,696
 MSF MetLife Stock Index Subaccount (Class B) (5/09)................... 2014   1.388       1.531        180,569
                                                                        2013   1.080       1.388        183,943
                                                                        2012   0.960       1.080        243,263
                                                                        2011   0.968       0.960        264,789
                                                                        2010   0.867       0.968        258,672
                                                                        2009   0.709       0.867        242,469
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............. 2014   1.595       1.687        112,624
                                                                        2013   1.377       1.595        120,505
                                                                        2012   1.268       1.377        172,963
                                                                        2011   1.272       1.268        192,928
                                                                        2010   1.187       1.272        198,092
                                                                        2009   1.028       1.187        158,490
                                                                        2008   1.357       1.028        147,867
                                                                        2007   1.336       1.357        250,436
                                                                        2006   1.257       1.336        268,549
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06).................... 2014   1.778       1.922        367,575
                                                                        2013   1.343       1.778        402,192
                                                                        2012   1.181       1.343        150,816
                                                                        2011   1.200       1.181        167,097
                                                                        2010   1.105       1.200        176,299
                                                                        2009   0.937       1.105        113,444
                                                                        2008   1.425       0.937         75,450
                                                                        2007   1.357       1.425         91,155
                                                                        2006   1.236       1.357        107,603
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13).............. 2014   2.139       2.086             --
                                                                        2013   1.723       2.139             --
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13).............. 2014   1.352       1.315        349,151
                                                                        2013   1.091       1.352        350,373
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........ 2014   1.531       1.625            991
                                                                        2013   1.131       1.531          1,107
                                                                        2012   0.978       1.131          5,149
                                                                        2011   1.016       0.978          5,242
                                                                        2010   0.892       1.016          5,556
                                                                        2009   0.640       0.892         79,085
                                                                        2008   1.131       0.640         42,962
                                                                        2007   1.062       1.131          5,856
                                                                        2006   0.998       1.062         28,465
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........ 2014   2.125       2.211         30,547

                          PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2013   1.511       2.125        32,028
                                                                                   2012   1.337       1.511        36,551
                                                                                   2011   1.351       1.337        47,638
                                                                                   2010   1.029       1.351        50,562
                                                                                   2009   0.761       1.029        52,869
                                                                                   2008   1.165       0.761        55,846
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2007   1.124       1.163            --
                                                                                   2006   1.064       1.124        49,479
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2014   1.103       1.108            --
                                                                                   2013   1.138       1.103            --
                                                                                   2012   1.127       1.138            --
                                                                                   2011   1.093       1.127            --
                                                                                   2010   1.058       1.093            --
                                                                                   2009   1.038       1.058            --
                                                                                   2008   1.067       1.038        18,687
                                                                                   2007   1.046       1.067        36,909
                                                                                   2006   1.017       1.046        39,131
 MSF WMC Balanced Subaccount (Class A) (5/09)..................................... 2014   1.407       1.517       152,865
                                                                                   2013   1.196       1.407       152,865
                                                                                   2012   1.091       1.196       152,865
                                                                                   2011   1.078       1.091       152,865
                                                                                   2010   1.008       1.078       152,865
                                                                                   2009   0.874       1.008       152,865
 MSF WMC Core Equity Opportunities Subaccount (Class A) (4/08).................... 2014   1.588       1.713        23,348
                                                                                   2013   1.217       1.588        25,307
                                                                                   2012   1.106       1.217        59,134
                                                                                   2011   1.182       1.106        61,432
                                                                                   2010   1.082       1.182        63,943
                                                                                   2009   0.840       1.082        45,374
                                                                                   2008   1.370       0.840        37,568
Money Market Portfolio
 Money Market Subaccount (5/03)................................................... 2006   0.977       0.982            --
                                                                                   2005   0.973       0.977       427,636
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (6/04)................... 2006   1.079       1.137            --
                                                                                   2005   1.046       1.079         4,394
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (6/03)................... 2007   1.080       1.099            --
                                                                                   2006   1.100       1.080       145,608
                                                                                   2005   1.105       1.100       155,445
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/03).................. 2009   1.130       1.164            --
                                                                                   2008   1.105       1.130       525,364
                                                                                   2007   1.042       1.105       207,715
                                                                                   2006   1.029       1.042       222,385
                                                                                   2005   1.030       1.029       230,687
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/03)...................... 2007   1.986       2.143            --
                                                                                   2006   1.594       1.986         3,383
                                                                                   2005   1.457       1.594            --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/03)........................... 2007   2.089       2.224            --
                                                                                   2006   1.826       2.089        16,766
                                                                                   2005   1.749       1.826        13,717
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/03)............................. 2006   1.342       1.425            --
                                                                                   2005   1.265       1.342        57,526
 Travelers Convertible Securities Subaccount (6/03)............................... 2006   1.150       1.222            --
                                                                                   2005   1.175       1.150       173,605
 Travelers Disciplined Mid Cap Stock Subaccount (6/03)............................ 2006   1.608       1.752            --
                                                                                   2005   1.467       1.608        42,754
 Travelers Equity Income Subaccount (5/03)........................................ 2006   1.340       1.404            --
                                                                                   2005   1.315       1.340       385,079
 Travelers Federated High Yield Subaccount (5/03)................................. 2006   1.186       1.213            --
                                                                                   2005   1.186       1.186       240,860

                           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                                UNIT      UNIT     NUMBER OF
                                                                                               VALUE      VALUE      UNITS
                                                                                                 AT        AT     OUTSTANDING
                                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                                        YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------ ------ ----------- -------- ------------
 Travelers Federated Stock Subaccount (6/03)........................................ 2006   1.377       1.422            --
                                                                                     2005   1.341       1.377            --
 Travelers Large Cap Subaccount (6/03).............................................. 2006   1.301       1.337            --
                                                                                     2005   1.227       1.301        24,312
 Travelers Managed Allocation Series: Aggressive Subaccount (5/05).................. 2006   1.094       1.160            --
                                                                                     2005   1.000       1.094            --
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................ 2006   1.025       1.025            --
                                                                                     2005   1.000       1.025            --
 Travelers Managed Allocation Series: Moderate Subaccount (5/05).................... 2006   1.061       1.096            --
                                                                                     2005   1.000       1.061            --
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)......... 2006   1.071       1.114            --
                                                                                     2005   1.000       1.071        30,333
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)....... 2006   1.041       1.058            --
                                                                                     2005   1.000       1.041            --
 Travelers Mercury Large Cap Core Subaccount (6/03)................................. 2006   1.426       1.509            --
                                                                                     2005   1.304       1.426       114,518
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (6/03)............................ 2006   1.425       1.503            --
                                                                                     2005   1.418       1.425        21,437
 Travelers MFS(Reg. TM) Total Return Subaccount (5/03).............................. 2006   1.222       1.257            --
                                                                                     2005   1.217       1.222       276,336
 Travelers MFS(Reg. TM) Value Subaccount (5/04)..................................... 2006   1.147       1.236            --
                                                                                     2005   1.104       1.147       109,504
 Travelers Mondrian International Stock Subaccount (6/03)........................... 2006   1.517       1.738            --
                                                                                     2005   1.420       1.517        55,914
 Travelers Pioneer Fund Subaccount (6/03)........................................... 2006   1.327       1.403            --
                                                                                     2005   1.283       1.327        32,382
 Travelers Pioneer Mid Cap Value Subaccount (5/05).................................. 2006   1.045       1.096            --
                                                                                     2005   1.000       1.045            --
 Travelers Pioneer Strategic Income Subaccount (5/04)............................... 2006   1.091       1.098            --
                                                                                     2005   1.079       1.091        32,031
 Travelers Quality Bond Subaccount (5/03)........................................... 2006   1.008       0.995            --
                                                                                     2005   1.016       1.008       155,175
 Travelers Strategic Equity Subaccount (6/03)....................................... 2006   1.306       1.359            --
                                                                                     2005   1.313       1.306         1,234
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)................... 2006   1.101       1.263            --
                                                                                     2005   1.000       1.101            --
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05).................... 2006   1.102       1.260            --
                                                                                     2005   1.000       1.102            --
 Travelers U.S. Government Securities Subaccount (5/04)............................. 2006   1.058       1.017            --
                                                                                     2005   1.040       1.058        48,194
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)....................... 2014   1.401       1.494           670
                                                                                     2013   1.210       1.401           749
                                                                                     2012   1.121       1.210           826
                                                                                     2011   1.149       1.121           945
                                                                                     2010   1.051       1.149         1,047
                                                                                     2009   0.877       1.051         1,063
                                                                                     2008   1.202       0.877         1,014
                                                                                     2007   1.112       1.202         2,875
                                                                                     2006   1.058       1.112         2,681
                                                                                     2005   1.039       1.058         2,670
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (6/03)................................. 2009   0.984       0.951            --
                                                                                     2008   1.571       0.984        11,964
                                                                                     2007   1.649       1.571        39,186
                                                                                     2006   1.457       1.649        44,172
                                                                                     2005   1.435       1.457        41,776
 Van Kampen LIT Enterprise Subaccount (Class II) (6/03)............................. 2009   0.797       0.815            --

PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.50%
                       (CONTINUED)
                            UNIT      UNIT     NUMBER OF
                           VALUE      VALUE      UNITS
                             AT        AT     OUTSTANDING
                         BEGINNING   END OF       AT
PORTFOLIO NAME    YEAR    OF YEAR     YEAR    END OF YEAR
---------------- ------ ----------- -------- ------------
                 2008   1.436       0.797    2,786
                 2007   1.309       1.436    2,787
                 2006   1.257       1.309    2,789
                 2005   1.195       1.257    2,790


------------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table - Annual Separate Account Charges" for more information.


The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2014.


Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.


Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2014 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.


Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities V.I. Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation V.I. Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, High Yield Bond Trust merged into Metropolitan Series Fund, Inc.-Western Asset Management High Yield Bond Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Janus Aspen Series-Janus Aspen Balanced Portfolio was replaced by Metropolitan Series Fund, Inc.-MFS(Reg. TM) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Managed Assets Trust merged into Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account
Funds-Oppenheimer Main Street Fund/VA was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated High Yield Portfolio merged into Met Investors Series Trust-Federated High Yield Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated Stock Portfolio merged into Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate - Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate - Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(Reg. TM) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(Reg. TM) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(Reg. TM) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(Reg. TM) Value Portfolio merged into Met Investors Series Trust-MFS(Reg. TM) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus
Series: Small Cap Growth Portfolio merged into Met Investors Series Trust-Met/AIM Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus
Series: Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.

Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Large Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II, Inc.-Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II-Legg Mason Partners Variable Growth and Income Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Metropolitan Series Funds, Inc.-Western Asset Management High Yield Bond Portfolio was replaced by Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(Reg. TM) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Appreciation Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Franklin Templeton Variable Insurance Products Trust-Templeton Developing Markets Securities Fund was replaced by Met Investors Series Trust-MFS(Reg. TM) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Janus Aspen Series-Worldwide Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(Reg. TM) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(Reg. TM) Value Portfolio.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Comstock Portfolio was replaced by Met Investors Series Trust-Van Kampen Comstock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Enterprise Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 04/30/2010, Janus Aspen Series-Janus Aspen Global Life Sciences Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 04/29/2011, Legg Mason Partners Variable Income Trust-Legg Mason Western Asset Variable Adjustable Rate Income Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/2/2011, Janus Aspen Series-Global Technology Portfolio was replaced by Met Investors Series Trust-RCM Technology Portfolio - Class B and is no longer available as a funding option.

Effective on or about 05/2/2011, Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio merged into Met Investors Series Trust-MetLife Aggressive Strategy Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-RCM Technology Portfolio merged into Metropolitan Series Fund-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-MLA Mid Cap Portfolio merged into Metropolitan Series Fund-Neuberger Berman Genesis Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-MLA Mid Cap Portfolio merged into Metropolitan Series Fund-Neuberger Berman Genesis Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Metropolitan Series Fund-FI Value Leaders Portfolio - Class D merged into Metropolitan Series Fund-MFS(Reg. TM) Value Portfolio - Class A and is no longer available as a funding option.


Effective on or about 4/28/2014, Met Investors Series Trust-ClearBridge Aggressive Growth Portfolio II merged into Met Investors Series
Trust-ClearBridge Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2014, Legg Mason Partners Variable Equity Trust-ClearBridge Variable All Cap Value Portfolio - Class I was replaced by Met Investors Series Trust-T. Rowe Price Large Cap Value Portfolio - Class E and is no longer available as a funding option.

Effective on or about 11/07/2014, Legg Mason Partners Variable Equity Trust-Legg Mason Investment Counsel Variable Social Awareness Portfolio was reorganized into the Trust for Advised Portfolios-1919 Variable Socially Responsive Balanced Fund.

                       CONDENSED FINANCIAL INFORMATION --
                            Scudder Advocate Reward
--------------------------------------------------------------------------------
The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.



                           SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.70%
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Managed Volatility Subaccount (Series I) (7/03).......... 2014   2.174       2.577        61,039
                                                                        2013   1.996       2.174       169,346
                                                                        2012   1.960       1.996        93,590
                                                                        2011   1.712       1.960       129,091
                                                                        2010   1.638       1.712       151,351
                                                                        2009   1.450       1.638       251,999
                                                                        2008   2.180       1.450       324,056
                                                                        2007   1.838       2.180       358,482
                                                                        2006   1.490       1.838       347,514
                                                                        2005   1.297       1.490       270,209
Alger Portfolios
 Alger American Balanced Subaccount (Class S) (6/03)................... 2006   1.160       1.166            --
                                                                        2005   1.091       1.160       425,221
 Alger Capital Appreciation Subaccount (Class S) (7/03)................ 2014   2.735       3.051       127,454
                                                                        2013   2.064       2.735       129,938
                                                                        2012   1.781       2.064       168,983
                                                                        2011   1.823       1.781       246,893
                                                                        2010   1.632       1.823       349,797
                                                                        2009   1.102       1.632       465,847
                                                                        2008   2.047       1.102       549,823
                                                                        2007   1.563       2.047       627,520
                                                                        2006   1.337       1.563       407,429
                                                                        2005   1.191       1.337       241,137
Credit Suisse Trust
 Credit Suisse International Equity Flex II Subaccount (6/03).......... 2009   0.903       1.160            --
                                                                        2008   1.726       0.903        79,119
                                                                        2007   1.828       1.726        74,858
                                                                        2006   1.642       1.828        81,586
                                                                        2005   1.438       1.642        63,239
 Credit Suisse International Equity Flex III Subaccount (12/09)........ 2012   1.076       1.076            --
                                                                        2011   1.292       1.076            --
                                                                        2010   1.171       1.292       102,708
                                                                        2009   1.168       1.171        70,276
 Credit Suisse Trust Emerging Markets Subaccount (7/03)................ 2007   2.659       2.785            --
                                                                        2006   2.041       2.659       494,866
                                                                        2005   1.623       2.041       424,756
Deutsche Variable Series I
 Deutsche Bond Subaccount (Class B) (6/05)............................. 2008   1.043       1.014            --
                                                                        2007   1.022       1.043       103,435
                                                                        2006   0.996       1.022        12,397
                                                                        2005   1.000       0.996         4,140
 Deutsche Capital Growth Subaccount (Class B) (7/03)................... 2014   1.937       1.875            --
                                                                        2013   1.468       1.937       614,831
                                                                        2012   1.292       1.468       803,130
                                                                        2011   1.380       1.292       803,859
                                                                        2010   1.206       1.380       636,511
                                                                        2009   0.970       1.206       818,275
                                                                        2008   1.477       0.970     1,207,246
                                                                        2007   1.340       1.477     1,370,698
                                                                        2006   1.260       1.340     1,446,302
                                                                        2005   1.181       1.260       503,776
 Deutsche Global Opportunities Subaccount (Class B) (7/03)............. 2010   1.609       1.726            --

                         SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2009   1.109       1.609       232,253
                                                                                2008   2.262       1.109       287,834
                                                                                2007   2.113       2.262       360,235
                                                                                2006   1.763       2.113       355,577
                                                                                2005   1.519       1.763       336,204
 Deutsche Growth & Income Subaccount (Class B) (6/03).......................... 2008   1.401       1.315            --
                                                                                2007   1.411       1.401       448,543
                                                                                2006   1.267       1.411       485,254
                                                                                2005   1.219       1.267       453,897
 Deutsche Health Care VIP Subaccount (Class B) (6/03).......................... 2011   1.411       1.586            --
                                                                                2010   1.333       1.411       172,109
                                                                                2009   1.113       1.333       174,959
                                                                                2008   1.480       1.113       444,958
                                                                                2007   1.333       1.480       387,365
                                                                                2006   1.282       1.333       384,475
                                                                                2005   1.207       1.282       365,938
 Deutsche International Subaccount (Class B) (7/03)............................ 2008   2.137       2.045            --
                                                                                2007   1.902       2.137       579,903
                                                                                2006   1.542       1.902       601,176
                                                                                2005   1.356       1.542       459,260
Deutsche Variable Series II
 Deutsche All Cap Growth Subaccount (Class B) (8/03)........................... 2006   1.436       1.584            --
                                                                                2005   1.290       1.436        47,564
 Deutsche Balanced Subaccount (Class B) (7/03)................................. 2008   1.261       1.226            --
                                                                                2007   1.228       1.261       414,398
                                                                                2006   1.137       1.228       444,758
                                                                                2005   1.113       1.137       456,852
 Deutsche Blue Chip Subaccount (Class B) (6/03)................................ 2008   1.628       1.525            --
                                                                                2007   1.606       1.628       644,194
                                                                                2006   1.418       1.606       758,864
                                                                                2005   1.315       1.418       653,746
 Deutsche Conservative Allocation Subaccount (Class B) (8/04).................. 2009   0.907       0.914            --
                                                                                2008   1.197       0.907       967,483
                                                                                2007   1.163       1.197     1,147,930
                                                                                2006   1.087       1.163     1,216,233
                                                                                2005   1.059       1.087       790,500
 Deutsche Core Fixed Income Subaccount (Class B) (6/03)........................ 2008   1.057       1.019            --
                                                                                2007   1.036       1.057     1,062,037
                                                                                2006   1.014       1.036       941,396
                                                                                2005   1.013       1.014     1,163,620
 Deutsche Davis Venture Value Subaccount (Class B) (7/03)...................... 2008   1.570       1.521            --
                                                                                2007   1.533       1.570     1,452,009
                                                                                2006   1.364       1.533     1,420,588
                                                                                2005   1.270       1.364     1,536,278
 Deutsche Dreman Financial Services Subaccount (Class B) (7/03)................ 2006   1.213       1.270            --
                                                                                2005   1.240       1.213       308,745
 Deutsche Dreman High Return Equity Subaccount (Class B) (6/03)................ 2008   1.536       1.464            --
                                                                                2007   1.598       1.536     1,837,451
                                                                                2006   1.375       1.598     2,006,875
                                                                                2005   1.301       1.375     1,669,361
 Deutsche Foreign Value Subaccount (Class B) (11/04)........................... 2006   1.133       1.361            --
                                                                                2005   1.054       1.133       233,036
 Deutsche Global Growth Subaccount (Class B) (8/03)............................ 2014   1.987       1.966            --
                                                                                2013   1.661       1.987       201,317
                                                                                2012   1.430       1.661       264,629
                                                                                2011   1.705       1.430       270,021
                                                                                2010   1.531       1.705       278,448
                                                                                2009   1.087       1.531       273,582
                                                                                2008   2.122       1.087       364,727
                                                                                2007   2.039       2.122       572,210
                                                                                2006   1.600       2.039       614,032
                                                                                2005   1.328       1.600       470,296
 Deutsche Government & Agency Securities VIP Subaccount (Class B) (6/03)....... 2014   1.236       1.275       292,260

                      SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2013   1.299       1.236       408,944
                                                                          2012   1.290       1.299       474,546
                                                                          2011   1.224       1.290       426,531
                                                                          2010   1.172       1.224       415,383
                                                                          2009   1.107       1.172       365,920
                                                                          2008   1.077       1.107       326,025
                                                                          2007   1.039       1.077       254,820
                                                                          2006   1.018       1.039       275,610
                                                                          2005   1.013       1.018       272,646
 Deutsche Growth Allocation Subaccount (Class B) (9/04).................. 2009   0.845       0.847            --
                                                                          2008   1.313       0.845     1,409,013
                                                                          2007   1.265       1.313     1,983,762
                                                                          2006   1.142       1.265     2,073,213
                                                                          2005   1.096       1.142     3,045,436
 Deutsche High Income Subaccount (Class B) (6/03)........................ 2008   1.310       1.295            --
                                                                          2007   1.326       1.310       468,468
                                                                          2006   1.225       1.326       496,514
                                                                          2005   1.205       1.225       604,103
 Deutsche Income Allocation Subaccount (Class B) (8/04).................. 2006   1.061       1.080            --
                                                                          2005   1.042       1.061       461,688
 Deutsche Index 500 Subaccount (Class B) (7/03).......................... 2005   1.226       1.248            --
 Deutsche International Select Equity Subaccount (Class B) (7/03)........ 2008   2.209       2.130            --
                                                                          2007   1.934       2.209       838,056
                                                                          2006   1.573       1.934       558,611
                                                                          2005   1.403       1.573       584,601
 Deutsche Janus Growth & Income Subaccount (Class B) (7/03).............. 2008   1.491       1.431            --
                                                                          2007   1.428       1.491       370,442
                                                                          2006   1.345       1.428       518,469
                                                                          2005   1.224       1.345       578,030
 Deutsche Janus Growth Opportunities Subaccount (Class B) (7/03)......... 2006   1.292       1.277            --
                                                                          2005   1.226       1.292       299,667
 Deutsche Large Cap Core Subaccount (Class B) (12/04).................... 2006   1.151       1.276            --
                                                                          2005   1.037       1.151        96,718
 Deutsche Large Cap Value Subaccount (Class B) (7/03).................... 2008   1.570       1.548            --
                                                                          2007   1.417       1.570       478,714
                                                                          2006   1.253       1.417       475,199
                                                                          2005   1.255       1.253       538,468
 Deutsche MFS(Reg. TM) Strategic Value Subaccount (Class B) (8/03)....... 2006   1.267       1.305            --
                                                                          2005   1.297       1.267       206,607
 Deutsche Mid Cap Growth Subaccount (Class B) (8/03)..................... 2008   1.544       1.453            --
                                                                          2007   1.456       1.544       189,244
                                                                          2006   1.339       1.456        92,947
                                                                          2005   1.188       1.339        38,179
 Deutsche Moderate Allocation Subaccount (Class B) (8/04)................ 2009   0.858       0.861            --
                                                                          2008   1.254       0.858     2,327,425
                                                                          2007   1.213       1.254     2,468,779
                                                                          2006   1.113       1.213     2,641,525
                                                                          2005   1.077       1.113     2,390,538
 Deutsche Money Market Subaccount (Class B) (7/03)....................... 2008   1.040       1.045            --
                                                                          2007   1.011       1.040       302,778
                                                                          2006   0.987       1.011       358,133
                                                                          2005   0.980       0.987       544,740
 Deutsche Oak Strategic Equity Subaccount (Class B) (7/03)............... 2006   1.113       1.137            --
                                                                          2005   1.185       1.113       649,944
 Deutsche Small Cap Growth Subaccount (Class B) (7/03)................... 2008   1.386       1.209            --
                                                                          2007   1.333       1.386       389,007
                                                                          2006   1.293       1.333       326,052
                                                                          2005   1.233       1.293       335,937
 Deutsche Small Mid Cap Value VIP Subaccount (Class B) (7/03)............ 2014   2.788       2.881       273,298

                           SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2013   2.106       2.788       439,475
                                                                                   2012   1.889       2.106       501,466
                                                                                   2011   2.051       1.889       563,578
                                                                                   2010   1.701       2.051       634,512
                                                                                   2009   1.338       1.701       830,718
                                                                                   2008   2.053       1.338     1,001,547
                                                                                   2007   2.034       2.053     1,055,263
                                                                                   2006   1.660       2.034     1,309,522
                                                                                   2005   1.538       1.660     1,277,808
 Deutsche Strategic Income Subaccount (Class B) (6/03)............................ 2008   1.162       1.162            --
                                                                                   2007   1.125       1.162       615,739
                                                                                   2006   1.052       1.125     1,054,602
                                                                                   2005   1.050       1.052       680,339
 Deutsche Technology Subaccount (Class B) (7/03).................................. 2010   1.128       1.167            --
                                                                                   2009   0.718       1.128       378,653
                                                                                   2008   1.363       0.718       343,697
                                                                                   2007   1.218       1.363       439,513
                                                                                   2006   1.233       1.218       161,480
                                                                                   2005   1.215       1.233       132,915
 Deutsche Turner Mid Cap Growth Subaccount (Class B) (7/03)....................... 2008   1.856       1.727            --
                                                                                   2007   1.509       1.856       237,055
                                                                                   2006   1.445       1.509       154,667
                                                                                   2005   1.321       1.445       224,480
Dreyfus Investment Portfolios
 Dreyfus MidCap Stock Subaccount (Service Shares) (6/03).......................... 2008   1.489       1.461            --
                                                                                   2007   1.494       1.489       701,332
                                                                                   2006   1.411       1.494     1,054,800
                                                                                   2005   1.318       1.411       959,063
Dreyfus Socially Responsible Growth Fund, Inc.
 The Dreyfus Socially Responsible Growth Subaccount (Service Shares) (9/03)....... 2014   1.837       2.043        69,263
                                                                                   2013   1.394       1.837        71,806
                                                                                   2012   1.270       1.394        71,825
                                                                                   2011   1.283       1.270        71,848
                                                                                   2010   1.139       1.283        71,875
                                                                                   2009   0.868       1.139        71,904
                                                                                   2008   1.350       0.868        80,810
                                                                                   2007   1.278       1.350        43,725
                                                                                   2006   1.193       1.278        54,056
                                                                                   2005   1.174       1.193        53,735
DWS Investments VIT Funds
 Deutsche VIT Equity 500 Index Subaccount (Class B) (9/05)........................ 2008   1.175       1.118            --
                                                                                   2007   1.140       1.175       560,444
                                                                                   2006   1.007       1.140       592,427
                                                                                   2005   1.000       1.007       609,125
 Deutsche VIT RREEF Real Estate Securites Subaccount (Class B) (6/03)............. 2007   2.210       1.818       428,110
                                                                                   2006   1.639       2.210       711,238
                                                                                   2005   1.498       1.639       759,684
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (4/08) *.......................... 2014   1.971       2.002     1,834,885
                                                                                   2013   1.834       1.971     2,358,476
                                                                                   2012   1.601       1.834     2,645,733
                                                                                   2011   1.591       1.601     3,349,072
                                                                                   2010   1.398       1.591     4,637,994
                                                                                   2009   0.969       1.398       702,742
                                                                                   2008   1.298       0.969       411,090
 MIST FOF - Balanced Strategy Subaccount (Class B) (5/09)......................... 2014   1.506       1.506            --
                                                                                   2013   1.282       1.506     1,427,095
                                                                                   2012   1.145       1.282     1,606,953
                                                                                   2011   1.185       1.145     1,708,286
                                                                                   2010   1.061       1.185     2,089,965
                                                                                   2009   0.883       1.061     2,317,516
 MIST FOF - Growth Strategy Subaccount (Class B) (5/09)........................... 2014   1.623       1.615            --
                                                                                   2013   1.311       1.623       724,142
                                                                                   2012   1.153       1.311     1,040,693
                                                                                   2011   1.219       1.153     1,056,234
                                                                                   2010   1.074       1.219     1,163,446
                                                                                   2009   0.874       1.074     1,378,302

                         SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
 MIST FOF - Moderate Strategy Subaccount (Class B) (5/09)..................... 2014   1.486       1.491            --
                                                                               2013   1.323       1.486       490,555
                                                                               2012   1.198       1.323       590,524
                                                                               2011   1.220       1.198       921,618
                                                                               2010   1.104       1.220       986,874
                                                                               2009   0.934       1.104     1,038,545
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/07)........ 2014   2.724       2.511       105,473
                                                                               2013   2.910       2.724       132,185
                                                                               2012   2.486       2.910       229,567
                                                                               2011   3.099       2.486       326,741
                                                                               2010   2.542       3.099       418,861
                                                                               2009   1.529       2.542       486,392
                                                                               2008   3.485       1.529       452,241
                                                                               2007   2.767       3.485       604,489
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/08) *....... 2014   2.190       2.003       489,759
                                                                               2013   1.868       2.190       601,754
                                                                               2012   1.628       1.868       783,632
                                                                               2011   1.855       1.628       946,241
                                                                               2010   1.693       1.855       995,566
                                                                               2009   1.309       1.693     1,210,101
                                                                               2008   2.247       1.309     1,266,452
 MIST MLA Mid Cap Subaccount (Class B) (4/08)................................. 2013   1.066       1.155            --
                                                                               2012   1.030       1.066     1,035,971
                                                                               2011   1.106       1.030     1,552,496
                                                                               2010   0.915       1.106     1,164,583
                                                                               2009   0.681       0.915     1,410,554
                                                                               2008   1.079       0.681     1,654,478
 MIST Oppenheimer Global Equity Subaccount (Class B) (5/10)................... 2014   2.032       2.040       257,138
                                                                               2013   1.626       2.032       236,925
                                                                               2012   1.365       1.626       173,832
                                                                               2011   1.516       1.365       181,828
                                                                               2010   1.403       1.516       165,970
 MIST Pioneer Strategic Income Subaccount (Class E) (4/08).................... 2014   1.610       1.653     2,083,789
                                                                               2013   1.614       1.610     2,234,701
                                                                               2012   1.474       1.614     3,344,425
                                                                               2011   1.449       1.474     3,488,992
                                                                               2010   1.315       1.449     3,975,737
                                                                               2009   1.008       1.315     3,529,247
                                                                               2008   1.165       1.008       590,942
 MIST RCM Technology Subaccount (Class E) (5/10).............................. 2013   1.371       1.432            --
                                                                               2012   1.240       1.371       295,207
                                                                               2011   1.401       1.240       356,186
                                                                               2010   1.190       1.401       284,309
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/08) *............. 2014   1.330       1.481       363,680
                                                                               2013   1.011       1.330       419,056
                                                                               2012   0.872       1.011       555,744
                                                                               2011   0.924       0.872       779,438
                                                                               2010   0.803       0.924       937,954
                                                                               2009   0.690       0.803       992,643
                                                                               2008   1.039       0.690     1,013,968
 MIST T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08) *.............. 2014   2.348       2.604        91,762
                                                                               2013   1.749       2.348       137,583
                                                                               2012   1.565       1.749       146,807
                                                                               2011   1.618       1.565       239,401
                                                                               2010   1.289       1.618       366,182
                                                                               2009   0.901       1.289       312,968
                                                                               2008   1.456       0.901       213,354
 MIST Turner Mid Cap Growth Subaccount (Class B) (4/08)....................... 2013   1.610       1.735            --
                                                                               2012   1.545       1.610       136,906
                                                                               2011   1.698       1.545       251,984
                                                                               2010   1.358       1.698       143,140
                                                                               2009   0.939       1.358       226,339
                                                                               2008   1.720       0.939       294,884
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class B) (4/08)........................ 2014   1.183       1.242       936,055

                     SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2013   1.215       1.183     1,685,832
                                                                        2012   1.152       1.215     1,932,897
                                                                        2011   1.102       1.152     1,623,760
                                                                        2010   1.037       1.102     1,786,855
                                                                        2009   0.967       1.037     1,536,247
                                                                        2008   1.022       0.967     1,160,353
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08)............. 2014   1.692       1.825       679,853
                                                                        2013   1.306       1.692       869,813
                                                                        2012   1.166       1.306     1,075,462
                                                                        2011   1.162       1.166     1,228,624
                                                                        2010   1.085       1.162     1,258,274
                                                                        2009   0.994       1.085     1,536,896
                                                                        2008   1.459       0.994     1,667,548
 MSF BlackRock Money Market Subaccount (Class B) (4/08)................ 2014   1.726       1.697       440,273
                                                                        2013   1.755       1.726       531,445
                                                                        2012   1.786       1.755     1,550,481
                                                                        2011   1.816       1.786       925,775
                                                                        2010   1.847       1.816     1,031,489
                                                                        2009   1.874       1.847     1,055,912
                                                                        2008   1.868       1.874     1,467,055
 MSF FI Value Leaders Subaccount (Class B) (4/08) *.................... 2013   1.386       1.525            --
                                                                        2012   1.221       1.386       364,996
                                                                        2011   1.327       1.221       409,193
                                                                        2010   1.181       1.327       404,320
                                                                        2009   0.989       1.181       530,164
                                                                        2008   1.524       0.989       588,336
 MSF Frontier Mid Cap Growth Subaccount (Class B) (4/13)............... 2014   2.078       2.265        70,163
                                                                        2013   1.747       2.078       111,444
 MSF Jennison Growth Subaccount (Class B) (4/14)....................... 2014   1.215       1.370     1,098,593
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/14)........... 2014   1.325       1.360     1,052,587
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/14)........... 2014   1.313       1.358     3,767,750
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/14)........... 2014   1.288       1.339     7,659,886
 MSF MetLife Stock Index Subaccount (Class B) (4/08)................... 2014   1.483       1.649       469,563
                                                                        2013   1.145       1.483       720,364
                                                                        2012   1.009       1.145       625,964
                                                                        2011   1.010       1.009       708,708
                                                                        2010   0.897       1.010       755,899
                                                                        2009   0.725       0.897     1,190,775
                                                                        2008   1.116       0.725       472,930
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/06)............. 2014   1.347       1.435       668,716
                                                                        2013   1.154       1.347     1,019,020
                                                                        2012   1.055       1.154       990,558
                                                                        2011   1.050       1.055       658,086
                                                                        2010   0.973       1.050       744,405
                                                                        2009   0.837       0.973       854,064
                                                                        2008   1.096       0.837       849,720
                                                                        2007   1.071       1.096       712,498
                                                                        2006   1.003       1.071       367,219
 MSF MFS(Reg. TM) Value Subaccount (Class E) (4/08).................... 2014   2.114       2.299       383,568
                                                                        2013   1.585       2.114       665,195
                                                                        2012   1.385       1.585       277,125
                                                                        2011   1.398       1.385       614,498
                                                                        2010   1.278       1.398       654,349
                                                                        2009   1.077       1.278       657,129
                                                                        2008   1.546       1.077       629,372
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13).............. 2014   1.449       1.420       456,531
                                                                        2013   1.163       1.449       751,813
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)........ 2013   1.194       1.628       106,856
                                                                        2012   1.023       1.194       538,524
                                                                        2011   1.055       1.023       903,709
                                                                        2010   0.919       1.055       875,435
                                                                        2009   0.653       0.919     1,112,032
                                                                        2008   1.072       0.653       849,286
 MSF T. Rowe Price Large Cap Growth Subaccount (Class E) (4/13)........ 2014   1.815       1.944       546,540

                     SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2013   1.440       1.815       732,345
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........ 2014   2.313       2.425       373,622
                                                                        2013   1.632       2.313       515,590
                                                                        2012   1.432       1.632       540,183
                                                                        2011   1.436       1.432       679,583
                                                                        2010   1.084       1.436       743,130
                                                                        2009   0.796       1.084       721,583
                                                                        2008   1.211       0.796       668,556
 MSF WMC Balanced Subaccount (Class B) (4/08).......................... 2014   1.573       1.706        38,887
                                                                        2013   1.331       1.573        98,439
                                                                        2012   1.207       1.331        76,395
                                                                        2011   1.186       1.207        79,432
                                                                        2010   1.103       1.186       101,171
                                                                        2009   0.959       1.103       150,560
                                                                        2008   1.224       0.959       163,522
 MSF WMC Core Equity Opportunities Subaccount (Class B) (4/08)......... 2014   1.811       1.965       440,669
                                                                        2013   1.382       1.811       601,138
                                                                        2012   1.248       1.382       776,586
                                                                        2011   1.326       1.248       832,416
                                                                        2010   1.207       1.326       829,849
                                                                        2009   0.933       1.207       837,325
                                                                        2008   1.515       0.933     1,017,180





                           SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.75%
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Managed Volatility Subaccount (Series I) (7/03).......... 2014   2.162       2.562           --
                                                                        2013   1.987       2.162           --
                                                                        2012   1.952       1.987           --
                                                                        2011   1.705       1.952           --
                                                                        2010   1.633       1.705           --
                                                                        2009   1.446       1.633           --
                                                                        2008   2.175       1.446           --
                                                                        2007   1.835       2.175           --
                                                                        2006   1.488       1.835           --
                                                                        2005   1.296       1.488           --
Alger Portfolios
 Alger American Balanced Subaccount (Class S) (6/03)................... 2006   1.158       1.164           --
                                                                        2005   1.090       1.158        7,965
 Alger Capital Appreciation Subaccount (Class S) (7/03)................ 2014   2.721       3.033           --
                                                                        2013   2.054       2.721           --
                                                                        2012   1.773       2.054           --
                                                                        2011   1.816       1.773           --
                                                                        2010   1.627       1.816           --
                                                                        2009   1.098       1.627           --
                                                                        2008   2.042       1.098           --
                                                                        2007   1.561       2.042           --
                                                                        2006   1.335       1.561           --
                                                                        2005   1.190       1.335           --
Credit Suisse Trust
 Credit Suisse International Equity Flex II Subaccount (6/03).......... 2009   0.901       1.156           --
                                                                        2008   1.722       0.901           --
                                                                        2007   1.825       1.722           --
                                                                        2006   1.640       1.825           --
                                                                        2005   1.437       1.640           --
 Credit Suisse International Equity Flex III Subaccount (12/09)........ 2012   1.071       1.071           --
                                                                        2011   1.287       1.071           --
                                                                        2010   1.167       1.287           --
                                                                        2009   1.164       1.167           --
 Credit Suisse Trust Emerging Markets Subaccount (7/03)................ 2007   2.655       2.780           --

                     SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2006   2.038       2.655          646
                                                                        2005   1.621       2.038          650
Deutsche Variable Series I
 Deutsche Bond Subaccount (Class B) (6/05)............................. 2008   1.041       1.012           --
                                                                        2007   1.021       1.041           --
                                                                        2006   0.996       1.021           --
                                                                        2005   1.000       0.996           --
 Deutsche Capital Growth Subaccount (Class B) (7/03)................... 2014   1.927       1.865           --
                                                                        2013   1.461       1.927        3,955
                                                                        2012   1.287       1.461        3,959
                                                                        2011   1.375       1.287        3,963
                                                                        2010   1.203       1.375          741
                                                                        2009   0.967       1.203          742
                                                                        2008   1.474       0.967          747
                                                                        2007   1.337       1.474           --
                                                                        2006   1.258       1.337           --
                                                                        2005   1.180       1.258           --
 Deutsche Global Opportunities Subaccount (Class B) (7/03)............. 2010   1.604       1.720           --
                                                                        2009   1.105       1.604        1,722
                                                                        2008   2.257       1.105          336
                                                                        2007   2.109       2.257          338
                                                                        2006   1.761       2.109          340
                                                                        2005   1.518       1.761          342
 Deutsche Growth & Income Subaccount (Class B) (6/03).................. 2008   1.398       0.848           --
                                                                        2007   1.409       1.398           --
                                                                        2006   1.265       1.409           --
                                                                        2005   1.218       1.265           --
 Deutsche Health Care VIP Subaccount (Class B) (6/03).................. 2011   1.406       1.579           --
                                                                        2010   1.328       1.406        2,993
                                                                        2009   1.110       1.328        2,996
                                                                        2008   1.476       1.110        1,299
                                                                        2007   1.331       1.476        1,307
                                                                        2006   1.281       1.331        1,314
                                                                        2005   1.206       1.281        1,322
 Deutsche International Subaccount (Class B) (7/03).................... 2008   2.132       2.040           --
                                                                        2007   1.899       2.132           --
                                                                        2006   1.540       1.899           --
                                                                        2005   1.355       1.540           --
Deutsche Variable Series II
 Deutsche All Cap Growth Subaccount (Class B) (8/03)................... 2006   1.434       1.581           --
                                                                        2005   1.288       1.434           --
 Deutsche Balanced Subaccount (Class B) (7/03)......................... 2008   1.258       1.223           --
                                                                        2007   1.226       1.258           --
                                                                        2006   1.136       1.226           --
                                                                        2005   1.112       1.136           --
 Deutsche Blue Chip Subaccount (Class B) (6/03)........................ 2008   1.624       1.521           --
                                                                        2007   1.603       1.624           --
                                                                        2006   1.416       1.603           --
                                                                        2005   1.314       1.416           --
 Deutsche Conservative Allocation Subaccount (Class B) (8/04).......... 2009   0.905       0.912           --
                                                                        2008   1.195       0.905       11,051
                                                                        2007   1.162       1.195       11,087
                                                                        2006   1.086       1.162       11,121
                                                                        2005   1.059       1.086           --
 Deutsche Core Fixed Income Subaccount (Class B) (6/03)................ 2008   1.054       1.016           --
                                                                        2007   1.034       1.054           --
                                                                        2006   1.013       1.034           --
                                                                        2005   1.012       1.013           --
 Deutsche Davis Venture Value Subaccount (Class B) (7/03).............. 2008   1.566       1.517           --
                                                                        2007   1.531       1.566        3,375
                                                                        2006   1.362       1.531        3,417
                                                                        2005   1.269       1.362        3,379
 Deutsche Dreman Financial Services Subaccount (Class B) (7/03)........ 2006   1.212       1.268           --
                                                                        2005   1.239       1.212           --

                         SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
 Deutsche Dreman High Return Equity Subaccount (Class B) (6/03)................ 2008   1.533       1.461            --
                                                                                2007   1.595       1.533        61,905
                                                                                2006   1.373       1.595        61,732
                                                                                2005   1.300       1.373        61,883
 Deutsche Foreign Value Subaccount (Class B) (11/04)........................... 2006   1.133       1.359            --
                                                                                2005   1.054       1.133            --
 Deutsche Global Growth Subaccount (Class B) (8/03)............................ 2014   1.976       1.955            --
                                                                                2013   1.653       1.976            --
                                                                                2012   1.424       1.653            --
                                                                                2011   1.698       1.424        70,024
                                                                                2010   1.526       1.698        70,024
                                                                                2009   1.084       1.526        70,024
                                                                                2008   2.117       1.084        70,024
                                                                                2007   2.036       2.117        70,024
                                                                                2006   1.598       2.036        70,024
                                                                                2005   1.327       1.598        70,024
 Deutsche Government & Agency Securities VIP Subaccount (Class B) (6/03)....... 2014   1.229       1.268            --
                                                                                2013   1.293       1.229            --
                                                                                2012   1.284       1.293            --
                                                                                2011   1.220       1.284            --
                                                                                2010   1.168       1.220            --
                                                                                2009   1.104       1.168            --
                                                                                2008   1.075       1.104            --
                                                                                2007   1.037       1.075            --
                                                                                2006   1.017       1.037            --
                                                                                2005   1.012       1.017            --
 Deutsche Growth Allocation Subaccount (Class B) (9/04)........................ 2009   0.843       0.845            --
                                                                                2008   1.311       0.843       482,986
                                                                                2007   1.264       1.311       483,054
                                                                                2006   1.142       1.264       483,116
                                                                                2005   1.096       1.142       477,447
 Deutsche High Income Subaccount (Class B) (6/03).............................. 2008   1.307       1.292            --
                                                                                2007   1.324       1.307        37,818
                                                                                2006   1.223       1.324        37,734
                                                                                2005   1.204       1.223        37,689
 Deutsche Income Allocation Subaccount (Class B) (8/04)........................ 2006   1.060       1.079            --
                                                                                2005   1.042       1.060            --
 Deutsche Index 500 Subaccount (Class B) (7/03)................................ 2005   1.225       1.246            --
 Deutsche International Select Equity Subaccount (Class B) (7/03).............. 2008   2.204       2.125            --
                                                                                2007   1.930       2.204        35,911
                                                                                2006   1.571       1.930        36,265
                                                                                2005   1.402       1.571        36,572
 Deutsche Janus Growth & Income Subaccount (Class B) (7/03).................... 2008   1.488       1.427            --
                                                                                2007   1.425       1.488         5,393
                                                                                2006   1.343       1.425         5,362
                                                                                2005   1.223       1.343         5,175
 Deutsche Janus Growth Opportunities Subaccount (Class B) (7/03)............... 2006   1.290       1.275            --
                                                                                2005   1.225       1.290            --
 Deutsche Large Cap Core Subaccount (Class B) (12/04).......................... 2006   1.150       1.275            --
                                                                                2005   1.037       1.150            --
 Deutsche Large Cap Value Subaccount (Class B) (7/03).......................... 2008   1.567       1.544            --
                                                                                2007   1.414       1.567            --
                                                                                2006   1.252       1.414            --
                                                                                2005   1.254       1.252            --
 Deutsche MFS(Reg. TM) Strategic Value Subaccount (Class B) (8/03)............. 2006   1.266       1.303            --
                                                                                2005   1.296       1.266            --
 Deutsche Mid Cap Growth Subaccount (Class B) (8/03)........................... 2008   1.541       1.450            --
                                                                                2007   1.453       1.541            --
                                                                                2006   1.338       1.453            --
                                                                                2005   1.187       1.338            --
 Deutsche Moderate Allocation Subaccount (Class B) (8/04)...................... 2009   0.856       0.859            --

                           SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2008   1.252       0.856            --
                                                                                   2007   1.212       1.252       196,105
                                                                                   2006   1.112       1.212       205,315
                                                                                   2005   1.077       1.112       198,970
 Deutsche Money Market Subaccount (Class B) (7/03)................................ 2008   1.038       1.042            --
                                                                                   2007   1.010       1.038            --
                                                                                   2006   0.986       1.010            --
                                                                                   2005   0.979       0.986            --
 Deutsche Oak Strategic Equity Subaccount (Class B) (7/03)........................ 2006   1.112       1.135            --
                                                                                   2005   1.185       1.112            --
 Deutsche Small Cap Growth Subaccount (Class B) (7/03)............................ 2008   1.383       1.206            --
                                                                                   2007   1.330       1.383            --
                                                                                   2006   1.292       1.330            --
                                                                                   2005   1.232       1.292            --
 Deutsche Small Mid Cap Value VIP Subaccount (Class B) (7/03)..................... 2014   2.774       2.864            --
                                                                                   2013   2.096       2.774         2,221
                                                                                   2012   1.881       2.096         2,428
                                                                                   2011   2.044       1.881         2,505
                                                                                   2010   1.695       2.044         2,415
                                                                                   2009   1.335       1.695         2,769
                                                                                   2008   2.048       1.335         2,892
                                                                                   2007   2.030       2.048         2,565
                                                                                   2006   1.658       2.030         2,517
                                                                                   2005   1.537       1.658         2,748
 Deutsche Strategic Income Subaccount (Class B) (6/03)............................ 2008   1.159       1.160            --
                                                                                   2007   1.123       1.159         4,588
                                                                                   2006   1.051       1.123         4,545
                                                                                   2005   1.049       1.051         4,425
 Deutsche Technology Subaccount (Class B) (7/03).................................. 2010   1.124       1.163            --
                                                                                   2009   0.716       1.124            --
                                                                                   2008   1.360       0.716            --
                                                                                   2007   1.216       1.360            --
                                                                                   2006   1.232       1.216            --
                                                                                   2005   1.214       1.232            --
 Deutsche Turner Mid Cap Growth Subaccount (Class B) (7/03)....................... 2008   1.852       1.723            --
                                                                                   2007   1.506       1.852            --
                                                                                   2006   1.443       1.506            --
                                                                                   2005   1.320       1.443            --
Dreyfus Investment Portfolios
 Dreyfus MidCap Stock Subaccount (Service Shares) (6/03).......................... 2008   1.486       1.457            --
                                                                                   2007   1.491       1.486        38,392
                                                                                   2006   1.410       1.491        38,241
                                                                                   2005   1.317       1.410        38,076
Dreyfus Socially Responsible Growth Fund, Inc.
 The Dreyfus Socially Responsible Growth Subaccount (Service Shares) (9/03)....... 2014   1.827       2.031            --
                                                                                   2013   1.387       1.827            --
                                                                                   2012   1.264       1.387            --
                                                                                   2011   1.278       1.264            --
                                                                                   2010   1.136       1.278            --
                                                                                   2009   0.866       1.136            --
                                                                                   2008   1.347       0.866            --
                                                                                   2007   1.276       1.347            --
                                                                                   2006   1.191       1.276            --
                                                                                   2005   1.173       1.191            --
DWS Investments VIT Funds
 Deutsche VIT Equity 500 Index Subaccount (Class B) (9/05)........................ 2008   1.174       1.116            --
                                                                                   2007   1.139       1.174            --
                                                                                   2006   1.007       1.139            --
                                                                                   2005   1.000       1.007            --
 Deutsche VIT RREEF Real Estate Securites Subaccount (Class B) (6/03)............. 2007   2.206       1.814           336
                                                                                   2006   1.637       2.206           338
                                                                                   2005   1.497       1.637           340
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (4/08) *.......................... 2014   1.961       1.990         5,357

                         SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2013   1.825       1.961         6,872
                                                                               2012   1.594       1.825         6,767
                                                                               2011   1.585       1.594        42,847
                                                                               2010   1.393       1.585        55,333
                                                                               2009   0.967       1.393        37,454
                                                                               2008   1.295       0.967        37,511
 MIST FOF - Balanced Strategy Subaccount (Class B) (5/09)..................... 2014   1.499       1.499            --
                                                                               2013   1.277       1.499            --
                                                                               2012   1.141       1.277            --
                                                                               2011   1.181       1.141            --
                                                                               2010   1.058       1.181            --
                                                                               2009   0.881       1.058            --
 MIST FOF - Growth Strategy Subaccount (Class B) (5/09)....................... 2014   1.615       1.607            --
                                                                               2013   1.306       1.615       472,144
                                                                               2012   1.148       1.306       472,171
                                                                               2011   1.216       1.148       472,203
                                                                               2010   1.071       1.216       482,828
                                                                               2009   0.872       1.071       482,905
 MIST FOF - Moderate Strategy Subaccount (Class B) (5/09)..................... 2014   1.479       1.484            --
                                                                               2013   1.318       1.479        10,882
                                                                               2012   1.193       1.318        10,911
                                                                               2011   1.216       1.193        10,942
                                                                               2010   1.101       1.216        10,976
                                                                               2009   0.932       1.101        11,012
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/07)........ 2014   2.710       2.497            --
                                                                               2013   2.897       2.710         1,229
                                                                               2012   2.475       2.897         1,230
                                                                               2011   3.088       2.475         1,231
                                                                               2010   2.534       3.088         1,232
                                                                               2009   1.524       2.534         1,234
                                                                               2008   3.477       1.524           319
                                                                               2007   2.762       3.477           642
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/08) *....... 2014   2.178       1.992            --
                                                                               2013   1.859       2.178         2,733
                                                                               2012   1.621       1.859         2,766
                                                                               2011   1.847       1.621        34,707
                                                                               2010   1.687       1.847        36,846
                                                                               2009   1.305       1.687        34,464
                                                                               2008   2.241       1.305        34,716
 MIST MLA Mid Cap Subaccount (Class B) (4/08)................................. 2013   1.062       1.150            --
                                                                               2012   1.026       1.062        24,430
                                                                               2011   1.103       1.026        71,521
                                                                               2010   0.913       1.103        53,698
                                                                               2009   0.680       0.913        55,873
                                                                               2008   1.077       0.680        70,366
 MIST Oppenheimer Global Equity Subaccount (Class B) (5/10)................... 2014   2.021       2.028            --
                                                                               2013   1.618       2.021         2,123
                                                                               2012   1.359       1.618         2,126
                                                                               2011   1.510       1.359         2,128
                                                                               2010   1.398       1.510         2,130
 MIST Pioneer Strategic Income Subaccount (Class E) (4/08).................... 2014   1.601       1.643        75,307
                                                                               2013   1.607       1.601       105,243
                                                                               2012   1.467       1.607       103,366
                                                                               2011   1.443       1.467       106,753
                                                                               2010   1.311       1.443       178,038
                                                                               2009   1.005       1.311       180,500
                                                                               2008   1.162       1.005         3,241
 MIST RCM Technology Subaccount (Class E) (5/10).............................. 2013   1.364       1.425            --
                                                                               2012   1.235       1.364            --
                                                                               2011   1.396       1.235            --
                                                                               2010   1.186       1.396            --
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/08) *............. 2014   1.325       1.474            --

                      SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)
                                                                                    UNIT      UNIT     NUMBER OF
                                                                                   VALUE      VALUE      UNITS
                                                                                     AT        AT     OUTSTANDING
                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                            YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                         2013   1.008       1.325            --
                                                                         2012   0.869       1.008            --
                                                                         2011   0.921       0.869            --
                                                                         2010   0.801       0.921            --
                                                                         2009   0.689       0.801            --
                                                                         2008   1.038       0.689            --
 MIST T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08) *........ 2014   2.336       2.589            --
                                                                         2013   1.740       2.336            --
                                                                         2012   1.558       1.740            --
                                                                         2011   1.612       1.558            --
                                                                         2010   1.285       1.612            --
                                                                         2009   0.899       1.285            --
                                                                         2008   1.453       0.899            --
 MIST Turner Mid Cap Growth Subaccount (Class B) (4/08)................. 2013   1.602       1.727            --
                                                                         2012   1.538       1.602            --
                                                                         2011   1.691       1.538            --
                                                                         2010   1.354       1.691            --
                                                                         2009   0.936       1.354            --
                                                                         2008   1.716       0.936            --
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class B) (4/08).................. 2014   1.176       1.235            --
                                                                         2013   1.209       1.176            --
                                                                         2012   1.147       1.209            --
                                                                         2011   1.098       1.147            --
                                                                         2010   1.034       1.098            --
                                                                         2009   0.964       1.034            --
                                                                         2008   1.019       0.964            --
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08).............. 2014   1.683       1.814            --
                                                                         2013   1.300       1.683         6,751
                                                                         2012   1.161       1.300         7,139
                                                                         2011   1.158       1.161        64,610
                                                                         2010   1.081       1.158        64,804
                                                                         2009   0.991       1.081        64,710
                                                                         2008   1.456       0.991        62,146
 MSF BlackRock Money Market Subaccount (Class B) (4/08)................. 2014   1.717       1.687            --
                                                                         2013   1.747       1.717            --
                                                                         2012   1.778       1.747            --
                                                                         2011   1.809       1.778            --
                                                                         2010   1.841       1.809            --
                                                                         2009   1.869       1.841            --
                                                                         2008   1.864       1.869            --
 MSF FI Value Leaders Subaccount (Class B) (4/08) *..................... 2013   1.379       1.517            --
                                                                         2012   1.216       1.379         2,270
                                                                         2011   1.322       1.216         2,272
                                                                         2010   1.177       1.322         2,275
                                                                         2009   0.986       1.177         2,278
                                                                         2008   1.520       0.986           418
 MSF Frontier Mid Cap Growth Subaccount (Class B) (4/13)................ 2014   2.067       2.252            --
                                                                         2013   1.738       2.067            --
 MSF Jennison Growth Subaccount (Class B) (4/14)........................ 2014   1.210       1.364         6,471
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/14)............ 2014   1.320       1.354        12,204
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/14)............ 2014   1.308       1.352       166,280
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/14)............ 2014   1.283       1.333       789,381
 MSF MetLife Stock Index Subaccount (Class B) (4/08).................... 2014   1.477       1.641            --
                                                                         2013   1.141       1.477            --
                                                                         2012   1.006       1.141            --
                                                                         2011   1.007       1.006            --
                                                                         2010   0.895       1.007            --
                                                                         2009   0.724       0.895            --
                                                                         2008   1.115       0.724            --
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/06).............. 2014   1.342       1.429            --

                     SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2013   1.150       1.342       14,470
                                                                        2012   1.052       1.150       14,363
                                                                        2011   1.048       1.052       14,681
                                                                        2010   0.971       1.048       14,956
                                                                        2009   0.835       0.971       36,117
                                                                        2008   1.095       0.835       21,253
                                                                        2007   1.070       1.095        9,667
                                                                        2006   1.003       1.070        9,667
 MSF MFS(Reg. TM) Value Subaccount (Class E) (4/08).................... 2014   2.103       2.286           --
                                                                        2013   1.578       2.103           --
                                                                        2012   1.380       1.578           --
                                                                        2011   1.393       1.380           --
                                                                        2010   1.274       1.393           --
                                                                        2009   1.074       1.274           --
                                                                        2008   1.542       1.074           --
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13).............. 2014   1.443       1.413       18,093
                                                                        2013   1.158       1.443       28,615
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)........ 2013   1.190       1.622           --
                                                                        2012   1.020       1.190        6,296
                                                                        2011   1.052       1.020        6,818
                                                                        2010   0.917       1.052        6,918
                                                                        2009   0.653       0.917        7,493
                                                                        2008   1.071       0.653        8,187
 MSF T. Rowe Price Large Cap Growth Subaccount (Class E) (4/13)........ 2014   1.806       1.933           --
                                                                        2013   1.432       1.806        5,023
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........ 2014   2.301       2.411        4,079
                                                                        2013   1.624       2.301        3,974
                                                                        2012   1.426       1.624           --
                                                                        2011   1.430       1.426           --
                                                                        2010   1.081       1.430           --
                                                                        2009   0.793       1.081           --
                                                                        2008   1.209       0.793           --
 MSF WMC Balanced Subaccount (Class B) (4/08).......................... 2014   1.565       1.696           --
                                                                        2013   1.324       1.565           --
                                                                        2012   1.202       1.324           --
                                                                        2011   1.181       1.202           --
                                                                        2010   1.099       1.181           --
                                                                        2009   0.956       1.099           --
                                                                        2008   1.221       0.956           --
 MSF WMC Core Equity Opportunities Subaccount (Class B) (4/08)......... 2014   1.802       1.954           --
                                                                        2013   1.375       1.802        3,333
                                                                        2012   1.243       1.375        3,702
                                                                        2011   1.321       1.243        3,799
                                                                        2010   1.203       1.321        3,758
                                                                        2009   0.930       1.203        3,788
                                                                        2008   1.511       0.930        3,804





                          SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.80%
                                                                                 UNIT      UNIT     NUMBER OF
                                                                                VALUE      VALUE      UNITS
                                                                                  AT        AT     OUTSTANDING
                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                         YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Managed Volatility Subaccount (Series I) (7/03)........ 2014   2.151       2.547       11,175
                                                                      2013   1.977       2.151       11,449
                                                                      2012   1.943       1.977       11,363
                                                                      2011   1.699       1.943       11,387
                                                                      2010   1.627       1.699       15,091
                                                                      2009   1.442       1.627       13,603
                                                                      2008   2.170       1.442       13,003
                                                                      2007   1.832       2.170        4,601
                                                                      2006   1.486       1.832        4,654
                                                                      2005   1.295       1.486        3,429

                     SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
Alger Portfolios
 Alger American Balanced Subaccount (Class S) (6/03)................... 2006   1.157       1.163           --
                                                                        2005   1.089       1.157           --
 Alger Capital Appreciation Subaccount (Class S) (7/03)................ 2014   2.707       3.016        9,939
                                                                        2013   2.044       2.707       10,031
                                                                        2012   1.766       2.044       10,282
                                                                        2011   1.809       1.766       11,871
                                                                        2010   1.621       1.809       11,651
                                                                        2009   1.095       1.621       11,101
                                                                        2008   2.038       1.095       11,961
                                                                        2007   1.558       2.038       10,277
                                                                        2006   1.333       1.558       10,945
                                                                        2005   1.189       1.333           --
Credit Suisse Trust
 Credit Suisse International Equity Flex II Subaccount (6/03).......... 2009   0.898       1.152           --
                                                                        2008   1.718       0.898           --
                                                                        2007   1.821       1.718           --
                                                                        2006   1.638       1.821           --
                                                                        2005   1.436       1.638           --
 Credit Suisse International Equity Flex III Subaccount (12/09)........ 2012   1.067       1.067           --
                                                                        2011   1.282       1.067           --
                                                                        2010   1.163       1.282           --
                                                                        2009   1.160       1.163           --
 Credit Suisse Trust Emerging Markets Subaccount (7/03)................ 2007   2.650       2.774           --
                                                                        2006   2.036       2.650       10,569
                                                                        2005   1.620       2.036        4,151
Deutsche Variable Series I
 Deutsche Bond Subaccount (Class B) (6/05)............................. 2008   1.040       1.011           --
                                                                        2007   1.020       1.040           --
                                                                        2006   0.996       1.020           --
                                                                        2005   1.000       0.996           --
 Deutsche Capital Growth Subaccount (Class B) (7/03)................... 2014   1.917       1.855           --
                                                                        2013   1.455       1.917       87,664
                                                                        2012   1.281       1.455       89,488
                                                                        2011   1.369       1.281       64,604
                                                                        2010   1.199       1.369       61,286
                                                                        2009   0.965       1.199       58,359
                                                                        2008   1.471       0.965       51,917
                                                                        2007   1.335       1.471       53,444
                                                                        2006   1.257       1.335       51,325
                                                                        2005   1.179       1.257           --
 Deutsche Global Opportunities Subaccount (Class B) (7/03)............. 2010   1.599       1.714           --
                                                                        2009   1.102       1.599        3,411
                                                                        2008   2.252       1.102        3,124
                                                                        2007   2.106       2.252        3,126
                                                                        2006   1.759       2.106        3,128
                                                                        2005   1.517       1.759        3,130
 Deutsche Growth & Income Subaccount (Class B) (6/03).................. 2008   1.395       0.845           --
                                                                        2007   1.406       1.395           --
                                                                        2006   1.264       1.406           --
                                                                        2005   1.217       1.264           --
 Deutsche Health Care VIP Subaccount (Class B) (6/03).................. 2011   1.400       1.573           --
                                                                        2010   1.324       1.400        1,752
                                                                        2009   1.107       1.324        1,748
                                                                        2008   1.473       1.107        1,427
                                                                        2007   1.329       1.473        1,608
                                                                        2006   1.279       1.329        1,584
                                                                        2005   1.205       1.279           --
 Deutsche International Subaccount (Class B) (7/03).................... 2008   2.127       2.035           --
                                                                        2007   1.896       2.127       11,950
                                                                        2006   1.539       1.896       15,589
                                                                        2005   1.354       1.539           --
Deutsche Variable Series II
 Deutsche All Cap Growth Subaccount (Class B) (8/03)................... 2006   1.432       1.578           --
                                                                        2005   1.287       1.432           --

                         SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
 Deutsche Balanced Subaccount (Class B) (7/03)................................. 2008   1.255       1.220           --
                                                                                2007   1.224       1.255       37,460
                                                                                2006   1.134       1.224       36,828
                                                                                2005   1.112       1.134        8,101
 Deutsche Blue Chip Subaccount (Class B) (6/03)................................ 2008   1.621       1.517           --
                                                                                2007   1.600       1.621       15,080
                                                                                2006   1.414       1.600       19,762
                                                                                2005   1.313       1.414       15,225
 Deutsche Conservative Allocation Subaccount (Class B) (8/04).................. 2009   0.903       0.910           --
                                                                                2008   1.193       0.903       42,028
                                                                                2007   1.160       1.193       43,215
                                                                                2006   1.086       1.160       42,080
                                                                                2005   1.059       1.086           --
 Deutsche Core Fixed Income Subaccount (Class B) (6/03)........................ 2008   1.052       1.014           --
                                                                                2007   1.032       1.052           --
                                                                                2006   1.012       1.032           --
                                                                                2005   1.011       1.012           --
 Deutsche Davis Venture Value Subaccount (Class B) (7/03)...................... 2008   1.563       1.514           --
                                                                                2007   1.528       1.563        8,680
                                                                                2006   1.361       1.528       12,633
                                                                                2005   1.268       1.361       13,352
 Deutsche Dreman Financial Services Subaccount (Class B) (7/03)................ 2006   1.210       1.266           --
                                                                                2005   1.238       1.210           --
 Deutsche Dreman High Return Equity Subaccount (Class B) (6/03)................ 2008   1.529       1.457           --
                                                                                2007   1.592       1.529       47,665
                                                                                2006   1.371       1.592       46,280
                                                                                2005   1.299       1.371       13,100
 Deutsche Foreign Value Subaccount (Class B) (11/04)........................... 2006   1.132       1.358           --
                                                                                2005   1.054       1.132       13,738
 Deutsche Global Growth Subaccount (Class B) (8/03)............................ 2014   1.966       1.945           --
                                                                                2013   1.646       1.966           --
                                                                                2012   1.418       1.646           --
                                                                                2011   1.692       1.418           --
                                                                                2010   1.521       1.692           --
                                                                                2009   1.081       1.521           --
                                                                                2008   2.112       1.081           --
                                                                                2007   2.032       2.112           --
                                                                                2006   1.596       2.032           --
                                                                                2005   1.326       1.596           --
 Deutsche Government & Agency Securities VIP Subaccount (Class B) (6/03)....... 2014   1.223       1.261           --
                                                                                2013   1.287       1.223           --
                                                                                2012   1.279       1.287           --
                                                                                2011   1.215       1.279           --
                                                                                2010   1.164       1.215           --
                                                                                2009   1.101       1.164           --
                                                                                2008   1.072       1.101       54,175
                                                                                2007   1.035       1.072           --
                                                                                2006   1.016       1.035           --
                                                                                2005   1.011       1.016           --
 Deutsche Growth Allocation Subaccount (Class B) (9/04)........................ 2009   0.841       0.843           --
                                                                                2008   1.309       0.841       69,594
                                                                                2007   1.262       1.309       68,657
                                                                                2006   1.141       1.262       69,838
                                                                                2005   1.096       1.141       35,630
 Deutsche High Income Subaccount (Class B) (6/03).............................. 2008   1.305       1.289           --
                                                                                2007   1.321       1.305       12,954
                                                                                2006   1.222       1.321       10,532
                                                                                2005   1.203       1.222           --
 Deutsche Income Allocation Subaccount (Class B) (8/04)........................ 2006   1.060       1.078           --
                                                                                2005   1.042       1.060        5,563
 Deutsche Index 500 Subaccount (Class B) (7/03)................................ 2005   1.224       1.245           --
 Deutsche International Select Equity Subaccount (Class B) (7/03).............. 2008   2.199       2.119           --

                      SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2007   1.927       2.199        9,936
                                                                          2006   1.569       1.927        9,998
                                                                          2005   1.401       1.569        5,033
 Deutsche Janus Growth & Income Subaccount (Class B) (7/03).............. 2008   1.484       1.424           --
                                                                          2007   1.423       1.484        1,016
                                                                          2006   1.341       1.423        1,002
                                                                          2005   1.223       1.341           --
 Deutsche Janus Growth Opportunities Subaccount (Class B) (7/03)......... 2006   1.288       1.273           --
                                                                          2005   1.225       1.288           --
 Deutsche Large Cap Core Subaccount (Class B) (12/04).................... 2006   1.150       1.274           --
                                                                          2005   1.037       1.150           --
 Deutsche Large Cap Value Subaccount (Class B) (7/03).................... 2008   1.563       1.540           --
                                                                          2007   1.412       1.563           --
                                                                          2006   1.250       1.412           --
                                                                          2005   1.253       1.250           --
 Deutsche MFS(Reg. TM) Strategic Value Subaccount (Class B) (8/03)....... 2006   1.264       1.300           --
                                                                          2005   1.295       1.264           --
 Deutsche Mid Cap Growth Subaccount (Class B) (8/03)..................... 2008   1.537       1.446           --
                                                                          2007   1.450       1.537        4,487
                                                                          2006   1.336       1.450        4,494
                                                                          2005   1.186       1.336           --
 Deutsche Moderate Allocation Subaccount (Class B) (8/04)................ 2009   0.855       0.857           --
                                                                          2008   1.249       0.855        6,440
                                                                          2007   1.211       1.249       69,225
                                                                          2006   1.111       1.211       69,837
                                                                          2005   1.077       1.111       69,899
 Deutsche Money Market Subaccount (Class B) (7/03)....................... 2008   1.036       1.039           --
                                                                          2007   1.008       1.036           --
                                                                          2006   0.984       1.008           --
                                                                          2005   0.978       0.984           --
 Deutsche Oak Strategic Equity Subaccount (Class B) (7/03)............... 2006   1.110       1.133           --
                                                                          2005   1.184       1.110           --
 Deutsche Small Cap Growth Subaccount (Class B) (7/03)................... 2008   1.380       1.203           --
                                                                          2007   1.328       1.380           --
                                                                          2006   1.290       1.328           --
                                                                          2005   1.231       1.290           --
 Deutsche Small Mid Cap Value VIP Subaccount (Class B) (7/03)............ 2014   2.759       2.848        1,109
                                                                          2013   2.086       2.759        1,266
                                                                          2012   1.873       2.086        1,268
                                                                          2011   2.036       1.873        1,272
                                                                          2010   1.690       2.036        4,583
                                                                          2009   1.331       1.690        4,589
                                                                          2008   2.043       1.331        4,595
                                                                          2007   2.026       2.043        4,601
                                                                          2006   1.656       2.026        4,605
                                                                          2005   1.536       1.656        4,611
 Deutsche Strategic Income Subaccount (Class B) (6/03)................... 2008   1.157       1.157           --
                                                                          2007   1.121       1.157           --
                                                                          2006   1.049       1.121           --
                                                                          2005   1.048       1.049           --
 Deutsche Technology Subaccount (Class B) (7/03)......................... 2010   1.121       1.159           --
                                                                          2009   0.714       1.121        3,612
                                                                          2008   1.357       0.714        3,985
                                                                          2007   1.213       1.357        3,529
                                                                          2006   1.230       1.213        3,444
                                                                          2005   1.213       1.230           --
 Deutsche Turner Mid Cap Growth Subaccount (Class B) (7/03).............. 2008   1.848       1.719           --
                                                                          2007   1.503       1.848           --
                                                                          2006   1.441       1.503           --
                                                                          2005   1.319       1.441           --
Dreyfus Investment Portfolios
 Dreyfus MidCap Stock Subaccount (Service Shares) (6/03)................. 2008   1.482       1.454           --

                           SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2007   1.489       1.482        6,048
                                                                                   2006   1.408       1.489        6,055
                                                                                   2005   1.316       1.408        6,063
Dreyfus Socially Responsible Growth Fund, Inc.
 The Dreyfus Socially Responsible Growth Subaccount (Service Shares) (9/03)....... 2014   1.817       2.019           --
                                                                                   2013   1.381       1.817           --
                                                                                   2012   1.259       1.381           --
                                                                                   2011   1.273       1.259           --
                                                                                   2010   1.132       1.273           --
                                                                                   2009   0.864       1.132           --
                                                                                   2008   1.344       0.864           --
                                                                                   2007   1.273       1.344           --
                                                                                   2006   1.190       1.273           --
                                                                                   2005   1.172       1.190           --
DWS Investments VIT Funds
 Deutsche VIT Equity 500 Index Subaccount (Class B) (9/05)........................ 2008   1.173       1.115           --
                                                                                   2007   1.139       1.173           --
                                                                                   2006   1.006       1.139           --
                                                                                   2005   1.000       1.006           --
 Deutsche VIT RREEF Real Estate Securites Subaccount (Class B) (6/03)............. 2007   2.202       1.810       19,244
                                                                                   2006   1.635       2.202       15,831
                                                                                   2005   1.496       1.635        4,680
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (4/08) *.......................... 2014   1.950       1.979       31,854
                                                                                   2013   1.816       1.950       44,207
                                                                                   2012   1.587       1.816       39,746
                                                                                   2011   1.579       1.587       45,534
                                                                                   2010   1.388       1.579       47,079
                                                                                   2009   0.964       1.388       10,687
                                                                                   2008   1.292       0.964       10,830
 MIST FOF - Balanced Strategy Subaccount (Class B) (5/09)......................... 2014   1.492       1.492           --
                                                                                   2013   1.272       1.492        1,505
                                                                                   2012   1.137       1.272        1,505
                                                                                   2011   1.177       1.137        1,506
                                                                                   2010   1.055       1.177        1,507
                                                                                   2009   0.879       1.055        7,907
 MIST FOF - Growth Strategy Subaccount (Class B) (5/09)........................... 2014   1.608       1.599           --
                                                                                   2013   1.300       1.608       38,485
                                                                                   2012   1.144       1.300       61,216
                                                                                   2011   1.212       1.144       60,529
                                                                                   2010   1.068       1.212       65,720
                                                                                   2009   0.869       1.068       66,260
 MIST FOF - Moderate Strategy Subaccount (Class B) (5/09)......................... 2014   1.472       1.477           --
                                                                                   2013   1.312       1.472       37,295
                                                                                   2012   1.189       1.312       35,860
                                                                                   2011   1.212       1.189       36,618
                                                                                   2010   1.098       1.212       36,350
                                                                                   2009   0.929       1.098       35,908
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/07)............ 2014   2.695       2.482       14,150
                                                                                   2013   2.883       2.695       12,469
                                                                                   2012   2.465       2.883       10,915
                                                                                   2011   3.076       2.465        8,703
                                                                                   2010   2.526       3.076       10,489
                                                                                   2009   1.520       2.526       11,787
                                                                                   2008   3.469       1.520       12,691
                                                                                   2007   2.757       3.469        9,835
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/08) *........... 2014   1.985       1.814       31,793
                                                                                   2013   1.695       1.985       29,439
                                                                                   2012   1.479       1.695       30,590
                                                                                   2011   1.686       1.479       27,589
                                                                                   2010   1.541       1.686       30,720
                                                                                   2009   1.193       1.541       41,457
                                                                                   2008   2.048       1.193       20,278
 MIST MLA Mid Cap Subaccount (Class B) (4/08)..................................... 2013   1.058       1.145           --

                      SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2012   1.023       1.058        27,493
                                                                          2011   1.100       1.023        34,193
                                                                          2010   0.911       1.100        76,744
                                                                          2009   0.678       0.911        89,891
                                                                          2008   1.075       0.678       121,130
 MIST Oppenheimer Global Equity Subaccount (Class B) (5/10).............. 2014   1.843       1.849           391
                                                                          2013   1.476       1.843           391
                                                                          2012   1.240       1.476           391
                                                                          2011   1.379       1.240           392
                                                                          2010   1.277       1.379         9,482
 MIST Pioneer Strategic Income Subaccount (Class E) (4/08)............... 2014   1.593       1.634        53,764
                                                                          2013   1.599       1.593       131,292
                                                                          2012   1.461       1.599       245,287
                                                                          2011   1.438       1.461       391,601
                                                                          2010   1.307       1.438       286,931
                                                                          2009   1.002       1.307       149,727
                                                                          2008   1.159       1.002            --
 MIST RCM Technology Subaccount (Class E) (5/10)......................... 2013   1.358       1.418            --
                                                                          2012   1.229       1.358         7,094
                                                                          2011   1.391       1.229         3,228
                                                                          2010   1.182       1.391         3,334
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/08) *........ 2014   1.319       1.468        60,006
                                                                          2013   1.004       1.319        69,904
                                                                          2012   0.867       1.004       140,291
                                                                          2011   0.919       0.867       182,403
                                                                          2010   0.800       0.919       190,937
                                                                          2009   0.688       0.800       206,568
                                                                          2008   1.037       0.688       285,750
 MIST T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08) *......... 2014   2.324       2.574            --
                                                                          2013   1.732       2.324            --
                                                                          2012   1.551       1.732            --
                                                                          2011   1.606       1.551         4,452
                                                                          2010   1.281       1.606         4,460
                                                                          2009   0.896       1.281         9,897
                                                                          2008   1.449       0.896         4,479
 MIST Turner Mid Cap Growth Subaccount (Class B) (4/08).................. 2013   1.595       1.718            --
                                                                          2012   1.531       1.595            --
                                                                          2011   1.685       1.531            --
                                                                          2010   1.349       1.685            --
                                                                          2009   0.933       1.349            --
                                                                          2008   1.712       0.933            --
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class B) (4/08)................... 2014   1.170       1.227            --
                                                                          2013   1.203       1.170            --
                                                                          2012   1.142       1.203            --
                                                                          2011   1.094       1.142            --
                                                                          2010   1.031       1.094            --
                                                                          2009   0.961       1.031            --
                                                                          2008   1.017       0.961            --
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08)............... 2014   1.674       1.804        78,289
                                                                          2013   1.294       1.674        77,945
                                                                          2012   1.156       1.294        80,029
                                                                          2011   1.153       1.156        58,586
                                                                          2010   1.078       1.153        61,879
                                                                          2009   0.988       1.078        68,491
                                                                          2008   1.452       0.988        46,409
 MSF BlackRock Money Market Subaccount (Class B) (4/08).................. 2014   1.708       1.677        30,277
                                                                          2013   1.739       1.708        27,155
                                                                          2012   1.770       1.739        22,332
                                                                          2011   1.802       1.770        17,110
                                                                          2010   1.835       1.802        15,934
                                                                          2009   1.864       1.835        18,270
                                                                          2008   1.859       1.864        15,065
 MSF FI Value Leaders Subaccount (Class B) (4/08) *...................... 2013   1.373       1.510            --

                     SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2012   1.211       1.373         6,863
                                                                        2011   1.317       1.211         7,039
                                                                        2010   1.173       1.317         7,277
                                                                        2009   0.983       1.173        11,075
                                                                        2008   1.516       0.983        10,920
 MSF Frontier Mid Cap Growth Subaccount (Class B) (4/13)............... 2014   2.056       2.239            --
                                                                        2013   1.730       2.056            --
 MSF Jennison Growth Subaccount (Class B) (4/14)....................... 2014   1.205       1.358       241,017
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/14)........... 2014   1.315       1.348        43,078
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/14)........... 2014   1.303       1.346     1,378,230
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/14)........... 2014   1.277       1.327       539,067
 MSF MetLife Stock Index Subaccount (Class B) (4/08)................... 2014   1.470       1.633        26,414
                                                                        2013   1.137       1.470        30,541
                                                                        2012   1.003       1.137        31,894
                                                                        2011   1.005       1.003        33,271
                                                                        2010   0.893       1.005        34,826
                                                                        2009   0.722       0.893        34,835
                                                                        2008   1.113       0.722            --
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/06)............. 2014   1.337       1.423        50,739
                                                                        2013   1.147       1.337        50,710
                                                                        2012   1.049       1.147        73,043
                                                                        2011   1.045       1.049        62,873
                                                                        2010   0.969       1.045        58,227
                                                                        2009   0.834       0.969        58,157
                                                                        2008   1.094       0.834        27,662
                                                                        2007   1.070       1.094        24,400
                                                                        2006   1.003       1.070        16,032
 MSF MFS(Reg. TM) Value Subaccount (Class E) (4/08).................... 2014   2.092       2.273         5,785
                                                                        2013   1.570       2.092         6,171
                                                                        2012   1.374       1.570           632
                                                                        2011   1.387       1.374           632
                                                                        2010   1.270       1.387           632
                                                                        2009   1.071       1.270           633
                                                                        2008   1.539       1.071            --
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13).............. 2014   1.436       1.407        23,238
                                                                        2013   1.153       1.436        26,088
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)........ 2013   1.186       1.616            --
                                                                        2012   1.017       1.186         3,654
                                                                        2011   1.050       1.017         3,775
                                                                        2010   0.916       1.050         3,899
                                                                        2009   0.652       0.916        16,093
                                                                        2008   1.070       0.652         1,466
 MSF T. Rowe Price Large Cap Growth Subaccount (Class E) (4/13)........ 2014   1.796       1.922         9,834
                                                                        2013   1.425       1.796        10,027
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........ 2014   2.289       2.397         1,698
                                                                        2013   1.616       2.289         9,257
                                                                        2012   1.420       1.616         9,372
                                                                        2011   1.425       1.420         9,462
                                                                        2010   1.077       1.425         9,593
                                                                        2009   0.791       1.077        15,613
                                                                        2008   1.206       0.791         9,714
 MSF WMC Balanced Subaccount (Class B) (4/08).......................... 2014   1.557       1.686        45,106
                                                                        2013   1.318       1.557        44,352
                                                                        2012   1.197       1.318        41,332
                                                                        2011   1.177       1.197        40,661
                                                                        2010   1.096       1.177        39,440
                                                                        2009   0.954       1.096        34,844
                                                                        2008   1.218       0.954        29,034
 MSF WMC Core Equity Opportunities Subaccount (Class B) (4/08)......... 2014   1.792       1.943           711

SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.80%
                       (CONTINUED)
                            UNIT      UNIT     NUMBER OF
                           VALUE      VALUE      UNITS
                             AT        AT     OUTSTANDING
                         BEGINNING   END OF       AT
PORTFOLIO NAME    YEAR    OF YEAR     YEAR    END OF YEAR
---------------- ------ ----------- -------- ------------
                 2013   1.368       1.792          711
                 2012   1.237       1.368          711
                 2011   1.316       1.237          712
                 2010   1.199       1.316          712
                 2009   0.928       1.199        4,723
                 2008   1.507       0.928        4,014





                           SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.90%
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Managed Volatility Subaccount (Series I) (7/03).......... 2014   2.128       2.518         2,232
                                                                        2013   1.958       2.128         9,712
                                                                        2012   1.927       1.958         9,260
                                                                        2011   1.686       1.927        42,094
                                                                        2010   1.617       1.686        15,666
                                                                        2009   1.434       1.617        16,446
                                                                        2008   2.160       1.434        15,854
                                                                        2007   1.825       2.160        27,002
                                                                        2006   1.482       1.825        22,656
                                                                        2005   1.293       1.482        23,710
Alger Portfolios
 Alger American Balanced Subaccount (Class S) (6/03)................... 2006   1.154       1.159            --
                                                                        2005   1.087       1.154       290,401
 Alger Capital Appreciation Subaccount (Class S) (7/03)................ 2014   2.678       2.981        23,008
                                                                        2013   2.025       2.678        39,615
                                                                        2012   1.751       2.025        42,122
                                                                        2011   1.796       1.751        43,772
                                                                        2010   1.611       1.796        42,849
                                                                        2009   1.089       1.611        57,355
                                                                        2008   2.028       1.089        65,036
                                                                        2007   1.552       2.028        59,605
                                                                        2006   1.330       1.552        49,800
                                                                        2005   1.187       1.330        51,573
Credit Suisse Trust
 Credit Suisse International Equity Flex II Subaccount (6/03).......... 2009   0.893       1.145            --
                                                                        2008   1.710       0.893        23,568
                                                                        2007   1.815       1.710        27,930
                                                                        2006   1.634       1.815        27,698
                                                                        2005   1.434       1.634        26,862
 Credit Suisse International Equity Flex III Subaccount (12/09)........ 2012   1.058       1.058            --
                                                                        2011   1.273       1.058            --
                                                                        2010   1.156       1.273        19,497
                                                                        2009   1.153       1.156        21,912
 Credit Suisse Trust Emerging Markets Subaccount (7/03)................ 2007   2.640       2.763            --
                                                                        2006   2.031       2.640       121,269
                                                                        2005   1.618       2.031       126,189
Deutsche Variable Series I
 Deutsche Bond Subaccount (Class B) (6/05)............................. 2008   1.037       1.008            --
                                                                        2007   1.019       1.037        49,918
                                                                        2006   0.995       1.019        24,664
                                                                        2005   1.000       0.995        31,602
 Deutsche Capital Growth Subaccount (Class B) (7/03)................... 2014   1.897       1.835            --
                                                                        2013   1.441       1.897       263,382
                                                                        2012   1.270       1.441       317,143
                                                                        2011   1.359       1.270       361,167
                                                                        2010   1.191       1.359       302,632
                                                                        2009   0.959       1.191       458,034
                                                                        2008   1.464       0.959       524,155
                                                                        2007   1.330       1.464       595,695
                                                                        2006   1.253       1.330       616,559
                                                                        2005   1.177       1.253       313,252

                         SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
 Deutsche Global Opportunities Subaccount (Class B) (7/03)..................... 2010   1.588       1.702            --
                                                                                2009   1.096       1.588        31,258
                                                                                2008   2.242       1.096        73,951
                                                                                2007   2.098       2.242        82,343
                                                                                2006   1.754       2.098        99,521
                                                                                2005   1.514       1.754       104,972
 Deutsche Growth & Income Subaccount (Class B) (6/03).......................... 2008   1.388       1.302            --
                                                                                2007   1.401       1.388       160,579
                                                                                2006   1.260       1.401       210,033
                                                                                2005   1.215       1.260       176,373
 Deutsche Health Care VIP Subaccount (Class B) (6/03).......................... 2011   1.390       1.561            --
                                                                                2010   1.315       1.390       102,334
                                                                                2009   1.101       1.315       113,790
                                                                                2008   1.466       1.101       121,650
                                                                                2007   1.324       1.466       148,908
                                                                                2006   1.276       1.324       136,011
                                                                                2005   1.203       1.276       139,318
 Deutsche International Subaccount (Class B) (7/03)............................ 2008   2.117       2.025            --
                                                                                2007   1.889       2.117       178,211
                                                                                2006   1.535       1.889       176,674
                                                                                2005   1.352       1.535       131,334
Deutsche Variable Series II
 Deutsche All Cap Growth Subaccount (Class B) (8/03)........................... 2006   1.428       1.572            --
                                                                                2005   1.285       1.428            --
 Deutsche Balanced Subaccount (Class B) (7/03)................................. 2008   1.249       1.214            --
                                                                                2007   1.219       1.249       101,585
                                                                                2006   1.131       1.219       111,401
                                                                                2005   1.110       1.131       107,539
 Deutsche Blue Chip Subaccount (Class B) (6/03)................................ 2008   1.613       1.510            --
                                                                                2007   1.594       1.613       100,502
                                                                                2006   1.411       1.594        99,681
                                                                                2005   1.311       1.411       116,657
 Deutsche Conservative Allocation Subaccount (Class B) (8/04).................. 2009   0.899       0.906            --
                                                                                2008   1.189       0.899       360,131
                                                                                2007   1.157       1.189       371,557
                                                                                2006   1.084       1.157       296,784
                                                                                2005   1.058       1.084       213,886
 Deutsche Core Fixed Income Subaccount (Class B) (6/03)........................ 2008   1.047       1.009            --
                                                                                2007   1.029       1.047       715,867
                                                                                2006   1.009       1.029       721,818
                                                                                2005   1.010       1.009       755,373
 Deutsche Davis Venture Value Subaccount (Class B) (7/03)...................... 2008   1.556       1.506            --
                                                                                2007   1.523       1.556       804,221
                                                                                2006   1.357       1.523       831,053
                                                                                2005   1.266       1.357       798,456
 Deutsche Dreman Financial Services Subaccount (Class B) (7/03)................ 2006   1.207       1.262            --
                                                                                2005   1.236       1.207        81,798
 Deutsche Dreman High Return Equity Subaccount (Class B) (6/03)................ 2008   1.522       1.450            --
                                                                                2007   1.587       1.522       732,138
                                                                                2006   1.368       1.587       806,444
                                                                                2005   1.297       1.368       598,995
 Deutsche Foreign Value Subaccount (Class B) (11/04)........................... 2006   1.131       1.355            --
                                                                                2005   1.053       1.131        64,188
 Deutsche Global Growth Subaccount (Class B) (8/03)............................ 2014   1.945       1.924            --
                                                                                2013   1.630       1.945         6,020
                                                                                2012   1.406       1.630         6,152
                                                                                2011   1.679       1.406         6,117
                                                                                2010   1.511       1.679         7,942
                                                                                2009   1.075       1.511         7,965
                                                                                2008   2.103       1.075         9,693
                                                                                2007   2.025       2.103        46,979
                                                                                2006   1.592       2.025        12,823
                                                                                2005   1.324       1.592        17,978
 Deutsche Government & Agency Securities VIP Subaccount (Class B) (6/03)....... 2014   1.210       1.246        44,903

                      SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2013   1.275       1.210        47,409
                                                                          2012   1.268       1.275        72,439
                                                                          2011   1.206       1.268       206,989
                                                                          2010   1.157       1.206       127,009
                                                                          2009   1.095       1.157       126,656
                                                                          2008   1.068       1.095       124,617
                                                                          2007   1.031       1.068       119,639
                                                                          2006   1.013       1.031       142,686
                                                                          2005   1.010       1.013       153,770
 Deutsche Growth Allocation Subaccount (Class B) (9/04).................. 2009   0.838       0.839            --
                                                                          2008   1.305       0.838     1,581,048
                                                                          2007   1.259       1.305     1,490,977
                                                                          2006   1.139       1.259     1,538,144
                                                                          2005   1.095       1.139     1,523,550
 Deutsche High Income Subaccount (Class B) (6/03)........................ 2008   1.299       1.283            --
                                                                          2007   1.317       1.299       592,256
                                                                          2006   1.219       1.317       613,922
                                                                          2005   1.201       1.219       616,581
 Deutsche Income Allocation Subaccount (Class B) (8/04).................. 2006   1.058       1.076            --
                                                                          2005   1.042       1.058        90,075
 Deutsche Index 500 Subaccount (Class B) (7/03).......................... 2005   1.222       1.242            --
 Deutsche International Select Equity Subaccount (Class B) (7/03)........ 2008   2.189       2.109            --
                                                                          2007   1.920       2.189       209,300
                                                                          2006   1.565       1.920       255,617
                                                                          2005   1.399       1.565       262,838
 Deutsche Janus Growth & Income Subaccount (Class B) (7/03).............. 2008   1.477       1.417            --
                                                                          2007   1.418       1.477       300,902
                                                                          2006   1.338       1.418       278,136
                                                                          2005   1.221       1.338       283,186
 Deutsche Janus Growth Opportunities Subaccount (Class B) (7/03)......... 2006   1.285       1.268            --
                                                                          2005   1.223       1.285        87,257
 Deutsche Large Cap Core Subaccount (Class B) (12/04).................... 2006   1.149       1.271            --
                                                                          2005   1.037       1.149        49,823
 Deutsche Large Cap Value Subaccount (Class B) (7/03).................... 2008   1.556       1.533            --
                                                                          2007   1.407       1.556       235,025
                                                                          2006   1.247       1.407       250,594
                                                                          2005   1.251       1.247       265,905
 Deutsche MFS(Reg. TM) Strategic Value Subaccount (Class B) (8/03)....... 2006   1.261       1.296            --
                                                                          2005   1.293       1.261       198,995
 Deutsche Mid Cap Growth Subaccount (Class B) (8/03)..................... 2008   1.530       1.439            --
                                                                          2007   1.445       1.530        35,824
                                                                          2006   1.332       1.445        36,664
                                                                          2005   1.184       1.332        36,569
 Deutsche Moderate Allocation Subaccount (Class B) (8/04)................ 2009   0.851       0.853            --
                                                                          2008   1.245       0.851       822,989
                                                                          2007   1.208       1.245       845,420
                                                                          2006   1.110       1.208       984,151
                                                                          2005   1.076       1.110     1,139,760
 Deutsche Money Market Subaccount (Class B) (7/03)....................... 2008   1.031       1.034            --
                                                                          2007   1.004       1.031        33,657
                                                                          2006   0.982       1.004       146,413
                                                                          2005   0.977       0.982        28,760
 Deutsche Oak Strategic Equity Subaccount (Class B) (7/03)............... 2006   1.107       1.129            --
                                                                          2005   1.182       1.107       212,634
 Deutsche Small Cap Growth Subaccount (Class B) (7/03)................... 2008   1.374       1.197            --
                                                                          2007   1.323       1.374        81,560
                                                                          2006   1.287       1.323        71,759
                                                                          2005   1.229       1.287        72,117
 Deutsche Small Mid Cap Value VIP Subaccount (Class B) (7/03)............ 2014   2.730       2.815       102,553

                           SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2013   2.066       2.730       133,705
                                                                                   2012   1.857       2.066       202,400
                                                                                   2011   2.021       1.857       212,755
                                                                                   2010   1.679       2.021       247,220
                                                                                   2009   1.324       1.679       324,782
                                                                                   2008   2.034       1.324       383,584
                                                                                   2007   2.019       2.034       403,392
                                                                                   2006   1.652       2.019       442,398
                                                                                   2005   1.533       1.652       448,368
 Deutsche Strategic Income Subaccount (Class B) (6/03)............................ 2008   1.151       1.151            --
                                                                                   2007   1.117       1.151       349,696
                                                                                   2006   1.047       1.117       353,312
                                                                                   2005   1.047       1.047       368,592
 Deutsche Technology Subaccount (Class B) (7/03).................................. 2010   1.113       1.151            --
                                                                                   2009   0.710       1.113        65,883
                                                                                   2008   1.350       0.710        74,524
                                                                                   2007   1.209       1.350        86,576
                                                                                   2006   1.227       1.209        84,702
                                                                                   2005   1.211       1.227       149,732
 Deutsche Turner Mid Cap Growth Subaccount (Class B) (7/03)....................... 2008   1.839       1.710            --
                                                                                   2007   1.498       1.839       107,814
                                                                                   2006   1.437       1.498       105,855
                                                                                   2005   1.317       1.437       102,298
Dreyfus Investment Portfolios
 Dreyfus MidCap Stock Subaccount (Service Shares) (6/03).......................... 2008   1.476       1.447            --
                                                                                   2007   1.484       1.476       435,379
                                                                                   2006   1.404       1.484       460,599
                                                                                   2005   1.314       1.404       460,059
Dreyfus Socially Responsible Growth Fund, Inc.
 The Dreyfus Socially Responsible Growth Subaccount (Service Shares) (9/03)....... 2014   1.798       1.996         8,262
                                                                                   2013   1.368       1.798         8,262
                                                                                   2012   1.248       1.368         8,262
                                                                                   2011   1.264       1.248        56,279
                                                                                   2010   1.124       1.264         8,262
                                                                                   2009   0.859       1.124         8,262
                                                                                   2008   1.338       0.859         8,266
                                                                                   2007   1.269       1.338         8,266
                                                                                   2006   1.187       1.269         8,266
                                                                                   2005   1.170       1.187         8,266
DWS Investments VIT Funds
 Deutsche VIT Equity 500 Index Subaccount (Class B) (9/05)........................ 2008   1.170       1.112            --
                                                                                   2007   1.137       1.170       468,489
                                                                                   2006   1.006       1.137       488,240
                                                                                   2005   1.000       1.006       403,756
 Deutsche VIT RREEF Real Estate Securites Subaccount (Class B) (6/03)............. 2007   2.195       1.801        85,294
                                                                                   2006   1.631       2.195        95,229
                                                                                   2005   1.493       1.631       113,357
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (4/08) *.......................... 2014   1.930       1.956       299,532
                                                                                   2013   1.799       1.930       441,221
                                                                                   2012   1.573       1.799       651,101
                                                                                   2011   1.567       1.573       682,473
                                                                                   2010   1.379       1.567     1,050,209
                                                                                   2009   0.959       1.379       462,408
                                                                                   2008   1.286       0.959       555,213
 MIST FOF - Balanced Strategy Subaccount (Class B) (5/09)......................... 2014   1.478       1.477            --
                                                                                   2013   1.261       1.478       623,954
                                                                                   2012   1.128       1.261       713,295
                                                                                   2011   1.170       1.128       713,295
                                                                                   2010   1.050       1.170       723,967
                                                                                   2009   0.875       1.050       724,442
 MIST FOF - Growth Strategy Subaccount (Class B) (5/09)........................... 2014   1.593       1.584            --
                                                                                   2013   1.289       1.593       695,595
                                                                                   2012   1.136       1.289     1,399,007
                                                                                   2011   1.204       1.136     1,504,088
                                                                                   2010   1.063       1.204     1,504,219
                                                                                   2009   0.865       1.063     1,366,907

                         SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
 MIST FOF - Moderate Strategy Subaccount (Class B) (5/09)..................... 2014   1.459       1.463            --
                                                                               2013   1.301       1.459       271,104
                                                                               2012   1.180       1.301       420,445
                                                                               2011   1.204       1.180       428,117
                                                                               2010   1.092       1.204       438,565
                                                                               2009   0.925       1.092       446,559
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/07)........ 2014   2.667       2.454        35,525
                                                                               2013   2.855       2.667        56,357
                                                                               2012   2.444       2.855        52,885
                                                                               2011   3.053       2.444        50,531
                                                                               2010   2.509       3.053        56,423
                                                                               2009   1.512       2.509        89,789
                                                                               2008   3.453       1.512        94,074
                                                                               2007   2.746       3.453       104,255
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/08) *....... 2014   2.144       1.957       148,167
                                                                               2013   1.832       2.144       222,708
                                                                               2012   1.600       1.832       241,788
                                                                               2011   1.826       1.600       282,332
                                                                               2010   1.671       1.826       283,229
                                                                               2009   1.294       1.671       291,236
                                                                               2008   2.224       1.294       351,642
 MIST MLA Mid Cap Subaccount (Class B) (4/08)................................. 2013   1.050       1.136            --
                                                                               2012   1.016       1.050       401,086
                                                                               2011   1.093       1.016       442,557
                                                                               2010   0.907       1.093       705,602
                                                                               2009   0.676       0.907       708,664
                                                                               2008   1.072       0.676       773,187
 MIST Oppenheimer Global Equity Subaccount (Class B) (5/10)................... 2014   1.989       1.993        31,849
                                                                               2013   1.595       1.989        29,452
                                                                               2012   1.341       1.595        47,266
                                                                               2011   1.493       1.341        47,672
                                                                               2010   1.384       1.493        52,565
 MIST Pioneer Strategic Income Subaccount (Class E) (4/08).................... 2014   1.576       1.615       757,168
                                                                               2013   1.584       1.576       984,336
                                                                               2012   1.449       1.584     1,047,284
                                                                               2011   1.427       1.449     1,145,450
                                                                               2010   1.298       1.427     1,149,453
                                                                               2009   0.996       1.298     1,372,955
                                                                               2008   1.153       0.996       324,220
 MIST RCM Technology Subaccount (Class E) (5/10).............................. 2013   1.345       1.404            --
                                                                               2012   1.219       1.345        65,426
                                                                               2011   1.380       1.219       112,522
                                                                               2010   1.174       1.380        68,065
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/08) *............. 2014   1.309       1.455       348,699
                                                                               2013   0.997       1.309       419,690
                                                                               2012   0.862       0.997       437,276
                                                                               2011   0.915       0.862       521,650
                                                                               2010   0.797       0.915       543,344
                                                                               2009   0.686       0.797       560,177
                                                                               2008   1.035       0.686       557,303
 MIST T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08) *.............. 2014   2.299       2.544        20,642
                                                                               2013   1.716       2.299        32,611
                                                                               2012   1.538       1.716        50,976
                                                                               2011   1.594       1.538        82,200
                                                                               2010   1.272       1.594        42,063
                                                                               2009   0.891       1.272        29,296
                                                                               2008   1.442       0.891        36,084
 MIST Turner Mid Cap Growth Subaccount (Class B) (4/08)....................... 2013   1.579       1.702            --
                                                                               2012   1.518       1.579        67,174
                                                                               2011   1.672       1.518        66,103
                                                                               2010   1.340       1.672        71,039
                                                                               2009   0.928       1.340        81,041
                                                                               2008   1.704       0.928        88,773
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class B) (4/08)........................ 2014   1.158       1.213       408,802

                     SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2013   1.192       1.158       478,915
                                                                        2012   1.133       1.192       501,333
                                                                        2011   1.086       1.133       626,069
                                                                        2010   1.024       1.086       533,887
                                                                        2009   0.956       1.024       617,076
                                                                        2008   1.012       0.956       701,637
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08)............. 2014   1.656       1.783       231,935
                                                                        2013   1.281       1.656       295,106
                                                                        2012   1.146       1.281       365,840
                                                                        2011   1.144       1.146       462,078
                                                                        2010   1.071       1.144       485,382
                                                                        2009   0.983       1.071       701,651
                                                                        2008   1.445       0.983       721,612
 MSF BlackRock Money Market Subaccount (Class B) (4/08)................ 2014   1.690       1.658        96,708
                                                                        2013   1.722       1.690       116,776
                                                                        2012   1.755       1.722        83,061
                                                                        2011   1.789       1.755       130,445
                                                                        2010   1.823       1.789        81,244
                                                                        2009   1.853       1.823       252,958
                                                                        2008   1.850       1.853       465,455
 MSF FI Value Leaders Subaccount (Class B) (4/08) *.................... 2013   1.360       1.495            --
                                                                        2012   1.200       1.360        62,788
                                                                        2011   1.307       1.200        95,724
                                                                        2010   1.165       1.307        99,851
                                                                        2009   0.978       1.165        76,059
                                                                        2008   1.509       0.978        80,612
 MSF Frontier Mid Cap Growth Subaccount (Class B) (4/13)............... 2014   2.035       2.213        54,241
                                                                        2013   1.712       2.035        64,660
 MSF Jennison Growth Subaccount (Class B) (4/14)....................... 2014   1.196       1.346       497,784
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/14)........... 2014   1.304       1.336       309,169
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/14)........... 2014   1.292       1.334     2,022,934
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/14)........... 2014   1.267       1.316     1,963,365
 MSF MetLife Stock Index Subaccount (Class B) (4/08)................... 2014   1.458       1.618        72,057
                                                                        2013   1.129       1.458        81,021
                                                                        2012   0.997       1.129       131,415
                                                                        2011   0.999       0.997       188,966
                                                                        2010   0.890       0.999       225,288
                                                                        2009   0.720       0.890       227,845
                                                                        2008   1.111       0.720       208,244
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/06)............. 2014   1.327       1.410        98,130
                                                                        2013   1.139       1.327       188,482
                                                                        2012   1.043       1.139       210,762
                                                                        2011   1.041       1.043       283,598
                                                                        2010   0.966       1.041       395,524
                                                                        2009   0.832       0.966       471,387
                                                                        2008   1.092       0.832       325,782
                                                                        2007   1.069       1.092       379,953
                                                                        2006   1.003       1.069       325,089
 MSF MFS(Reg. TM) Value Subaccount (Class E) (4/08).................... 2014   2.070       2.247       117,149
                                                                        2013   1.555       2.070       159,901
                                                                        2012   1.362       1.555       154,572
                                                                        2011   1.377       1.362       195,039
                                                                        2010   1.261       1.377       195,309
                                                                        2009   1.065       1.261       240,756
                                                                        2008   1.531       1.065       243,676
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13).............. 2014   1.424       1.393       217,273
                                                                        2013   1.144       1.424       369,840
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)........ 2013   1.178       1.604        42,203
                                                                        2012   1.012       1.178       267,091
                                                                        2011   1.045       1.012       236,797
                                                                        2010   0.912       1.045       409,259
                                                                        2009   0.650       0.912       386,369
                                                                        2008   1.068       0.650       398,832
 MSF T. Rowe Price Large Cap Growth Subaccount (Class E) (4/13)........ 2014   1.777       1.900       187,029

                     SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2013   1.411       1.777       250,188
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........ 2014   2.265       2.370        50,957
                                                                        2013   1.601       2.265        60,388
                                                                        2012   1.408       1.601        63,621
                                                                        2011   1.414       1.408        67,943
                                                                        2010   1.070       1.414       117,116
                                                                        2009   0.787       1.070        92,216
                                                                        2008   1.200       0.787        93,582
 MSF WMC Balanced Subaccount (Class B) (4/08).......................... 2014   1.541       1.667        20,443
                                                                        2013   1.305       1.541        26,264
                                                                        2012   1.187       1.305        25,940
                                                                        2011   1.168       1.187        45,279
                                                                        2010   1.089       1.168        45,833
                                                                        2009   0.948       1.089        88,698
                                                                        2008   1.212       0.948        85,266
 MSF WMC Core Equity Opportunities Subaccount (Class B) (4/08)......... 2014   1.774       1.920       292,408
                                                                        2013   1.355       1.774       305,785
                                                                        2012   1.227       1.355       398,164
                                                                        2011   1.306       1.227       493,142
                                                                        2010   1.192       1.306       618,059
                                                                        2009   0.922       1.192       686,761
                                                                        2008   1.500       0.922       760,033





                           SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.95%
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Managed Volatility Subaccount (Series I) (7/03).......... 2014   2.117       2.503       109,443
                                                                        2013   1.949       2.117       159,473
                                                                        2012   1.918       1.949       165,514
                                                                        2011   1.680       1.918       175,193
                                                                        2010   1.611       1.680       185,186
                                                                        2009   1.430       1.611       180,142
                                                                        2008   2.155       1.430       215,906
                                                                        2007   1.822       2.155       312,590
                                                                        2006   1.481       1.822       366,397
                                                                        2005   1.292       1.481       372,594
Alger Portfolios
 Alger American Balanced Subaccount (Class S) (6/03)................... 2006   1.152       1.158            --
                                                                        2005   1.086       1.152     1,412,665
 Alger Capital Appreciation Subaccount (Class S) (7/03)................ 2014   2.664       2.964       179,297
                                                                        2013   2.015       2.664       207,151
                                                                        2012   1.743       2.015       225,971
                                                                        2011   1.789       1.743       238,619
                                                                        2010   1.605       1.789       303,140
                                                                        2009   1.086       1.605       332,591
                                                                        2008   2.024       1.086       428,762
                                                                        2007   1.550       2.024       465,065
                                                                        2006   1.328       1.550       381,065
                                                                        2005   1.186       1.328       362,283
Credit Suisse Trust
 Credit Suisse International Equity Flex II Subaccount (6/03).......... 2009   0.891       1.141            --
                                                                        2008   1.706       0.891        79,244
                                                                        2007   1.812       1.706        95,211
                                                                        2006   1.632       1.812       111,268
                                                                        2005   1.433       1.632       114,136
 Credit Suisse International Equity Flex III Subaccount (12/09)........ 2012   1.054       1.054            --
                                                                        2011   1.268       1.054            --
                                                                        2010   1.152       1.268        92,221
                                                                        2009   1.149       1.152        58,852
 Credit Suisse Trust Emerging Markets Subaccount (7/03)................ 2007   2.636       2.758            --

                     SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2006   2.028       2.636       838,986
                                                                        2005   1.616       2.028       899,458
Deutsche Variable Series I
 Deutsche Bond Subaccount (Class B) (6/05)............................. 2008   1.036       1.007            --
                                                                        2007   1.018       1.036        70,390
                                                                        2006   0.995       1.018         7,265
                                                                        2005   1.000       0.995         7,272
 Deutsche Capital Growth Subaccount (Class B) (7/03)................... 2014   1.887       1.825            --
                                                                        2013   1.434       1.887     1,387,302
                                                                        2012   1.265       1.434     1,756,102
                                                                        2011   1.354       1.265     1,995,947
                                                                        2010   1.187       1.354     1,847,925
                                                                        2009   0.957       1.187     2,268,695
                                                                        2008   1.461       0.957     2,595,224
                                                                        2007   1.328       1.461     3,220,778
                                                                        2006   1.252       1.328     3,496,811
                                                                        2005   1.176       1.252     2,323,786
 Deutsche Global Opportunities Subaccount (Class B) (7/03)............. 2010   1.583       1.696            --
                                                                        2009   1.093       1.583       668,832
                                                                        2008   2.237       1.093       782,684
                                                                        2007   2.094       2.237       884,298
                                                                        2006   1.752       2.094       914,487
                                                                        2005   1.513       1.752     1,083,970
 Deutsche Growth & Income Subaccount (Class B) (6/03).................. 2008   1.385       1.299            --
                                                                        2007   1.399       1.385       992,695
                                                                        2006   1.259       1.399     1,114,920
                                                                        2005   1.214       1.259     1,061,409
 Deutsche Health Care VIP Subaccount (Class B) (6/03).................. 2011   1.384       1.555            --
                                                                        2010   1.311       1.384       477,607
                                                                        2009   1.097       1.311       484,982
                                                                        2008   1.463       1.097       661,899
                                                                        2007   1.322       1.463       770,922
                                                                        2006   1.274       1.322       807,263
                                                                        2005   1.202       1.274     1,118,378
 Deutsche International Subaccount (Class B) (7/03).................... 2008   2.112       2.020            --
                                                                        2007   1.885       2.112       905,996
                                                                        2006   1.533       1.885       941,853
                                                                        2005   1.350       1.533       739,991
Deutsche Variable Series II
 Deutsche All Cap Growth Subaccount (Class B) (8/03)................... 2006   1.426       1.570            --
                                                                        2005   1.284       1.426        96,209
 Deutsche Balanced Subaccount (Class B) (7/03)......................... 2008   1.246       1.211            --
                                                                        2007   1.217       1.246     1,314,581
                                                                        2006   1.130       1.217     1,305,019
                                                                        2005   1.109       1.130     1,413,029
 Deutsche Blue Chip Subaccount (Class B) (6/03)........................ 2008   1.610       1.506            --
                                                                        2007   1.591       1.610     1,507,328
                                                                        2006   1.409       1.591     1,597,699
                                                                        2005   1.310       1.409     1,630,945
 Deutsche Conservative Allocation Subaccount (Class B) (8/04).......... 2009   0.897       0.904            --
                                                                        2008   1.187       0.897     3,143,648
                                                                        2007   1.156       1.187     3,060,131
                                                                        2006   1.083       1.156     2,698,129
                                                                        2005   1.058       1.083     2,090,415
 Deutsche Core Fixed Income Subaccount (Class B) (6/03)................ 2008   1.045       1.006            --
                                                                        2007   1.027       1.045     3,343,448
                                                                        2006   1.008       1.027     3,490,478
                                                                        2005   1.009       1.008     3,471,549
 Deutsche Davis Venture Value Subaccount (Class B) (7/03).............. 2008   1.552       1.503            --
                                                                        2007   1.520       1.552     2,573,182
                                                                        2006   1.355       1.520     3,220,705
                                                                        2005   1.265       1.355     3,877,898
 Deutsche Dreman Financial Services Subaccount (Class B) (7/03)........ 2006   1.206       1.260            --
                                                                        2005   1.235       1.206     1,093,138

                         SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
 Deutsche Dreman High Return Equity Subaccount (Class B) (6/03)................ 2008   1.519       1.447            --
                                                                                2007   1.584       1.519     5,027,960
                                                                                2006   1.366       1.584     5,167,979
                                                                                2005   1.296       1.366     3,949,262
 Deutsche Foreign Value Subaccount (Class B) (11/04)........................... 2006   1.130       1.354            --
                                                                                2005   1.053       1.130       233,518
 Deutsche Global Growth Subaccount (Class B) (8/03)............................ 2014   1.935       1.913            --
                                                                                2013   1.622       1.935       205,818
                                                                                2012   1.400       1.622       258,448
                                                                                2011   1.673       1.400       476,388
                                                                                2010   1.506       1.673       675,876
                                                                                2009   1.072       1.506       756,984
                                                                                2008   2.098       1.072       794,917
                                                                                2007   2.021       2.098       932,133
                                                                                2006   1.590       2.021       848,388
                                                                                2005   1.323       1.590       918,999
 Deutsche Government & Agency Securities VIP Subaccount (Class B) (6/03)....... 2014   1.204       1.239       574,167
                                                                                2013   1.269       1.204       668,834
                                                                                2012   1.263       1.269     1,003,809
                                                                                2011   1.201       1.263     1,028,108
                                                                                2010   1.153       1.201     1,192,613
                                                                                2009   1.092       1.153     1,226,957
                                                                                2008   1.065       1.092     1,883,030
                                                                                2007   1.029       1.065     1,653,043
                                                                                2006   1.012       1.029     1,834,004
                                                                                2005   1.009       1.012     1,702,600
 Deutsche Growth Allocation Subaccount (Class B) (9/04)........................ 2009   0.836       0.837            --
                                                                                2008   1.302       0.836     4,429,979
                                                                                2007   1.258       1.302     4,703,657
                                                                                2006   1.139       1.258     4,910,402
                                                                                2005   1.095       1.139     4,529,817
 Deutsche High Income Subaccount (Class B) (6/03).............................. 2008   1.296       1.279            --
                                                                                2007   1.314       1.296     1,452,167
                                                                                2006   1.217       1.314     1,728,669
                                                                                2005   1.200       1.217     1,715,502
 Deutsche Income Allocation Subaccount (Class B) (8/04)........................ 2006   1.057       1.075            --
                                                                                2005   1.041       1.057       616,698
 Deutsche Index 500 Subaccount (Class B) (7/03)................................ 2005   1.221       1.241            --
 Deutsche International Select Equity Subaccount (Class B) (7/03).............. 2008   2.184       2.104            --
                                                                                2007   1.917       2.184     1,717,858
                                                                                2006   1.563       1.917     2,030,052
                                                                                2005   1.398       1.563     2,020,976
 Deutsche Janus Growth & Income Subaccount (Class B) (7/03).................... 2008   1.474       1.414            --
                                                                                2007   1.415       1.474       611,394
                                                                                2006   1.336       1.415       679,397
                                                                                2005   1.220       1.336       737,651
 Deutsche Janus Growth Opportunities Subaccount (Class B) (7/03)............... 2006   1.283       1.266            --
                                                                                2005   1.222       1.283        92,956
 Deutsche Large Cap Core Subaccount (Class B) (12/04).......................... 2006   1.148       1.270            --
                                                                                2005   1.036       1.148        65,272
 Deutsche Large Cap Value Subaccount (Class B) (7/03).......................... 2008   1.553       1.529            --
                                                                                2007   1.404       1.553       912,428
                                                                                2006   1.245       1.404     1,026,737
                                                                                2005   1.250       1.245     1,170,701
 Deutsche MFS(Reg. TM) Strategic Value Subaccount (Class B) (8/03)............. 2006   1.259       1.294            --
                                                                                2005   1.292       1.259       732,687
 Deutsche Mid Cap Growth Subaccount (Class B) (8/03)........................... 2008   1.527       1.436            --
                                                                                2007   1.443       1.527       279,456
                                                                                2006   1.331       1.443       274,945
                                                                                2005   1.183       1.331       259,942
 Deutsche Moderate Allocation Subaccount (Class B) (8/04)...................... 2009   0.849       0.851            --

                           SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2008   1.243       0.849     4,744,890
                                                                                   2007   1.206       1.243     5,694,782
                                                                                   2006   1.109       1.206     5,493,860
                                                                                   2005   1.076       1.109     5,500,435
 Deutsche Money Market Subaccount (Class B) (7/03)................................ 2008   1.029       1.032            --
                                                                                   2007   1.002       1.029     3,363,453
                                                                                   2006   0.981       1.002     1,921,703
                                                                                   2005   0.976       0.981       407,293
 Deutsche Oak Strategic Equity Subaccount (Class B) (7/03)........................ 2006   1.106       1.127            --
                                                                                   2005   1.181       1.106     1,166,411
 Deutsche Small Cap Growth Subaccount (Class B) (7/03)............................ 2008   1.371       1.194            --
                                                                                   2007   1.321       1.371     1,115,019
                                                                                   2006   1.285       1.321     1,174,710
                                                                                   2005   1.228       1.285     1,251,546
 Deutsche Small Mid Cap Value VIP Subaccount (Class B) (7/03)..................... 2014   2.716       2.799       425,181
                                                                                   2013   2.056       2.716       484,485
                                                                                   2012   1.849       2.056       706,574
                                                                                   2011   2.013       1.849       825,410
                                                                                   2010   1.673       2.013       976,117
                                                                                   2009   1.320       1.673     1,299,617
                                                                                   2008   2.029       1.320     1,327,067
                                                                                   2007   2.016       2.029     1,553,769
                                                                                   2006   1.650       2.016     1,727,703
                                                                                   2005   1.532       1.650     1,912,056
 Deutsche Strategic Income Subaccount (Class B) (6/03)............................ 2008   1.149       1.148            --
                                                                                   2007   1.115       1.149     1,684,108
                                                                                   2006   1.045       1.115     1,810,175
                                                                                   2005   1.046       1.045     1,782,342
 Deutsche Technology Subaccount (Class B) (7/03).................................. 2010   1.110       1.147            --
                                                                                   2009   0.708       1.110       341,284
                                                                                   2008   1.347       0.708       416,050
                                                                                   2007   1.207       1.347       373,758
                                                                                   2006   1.225       1.207       418,102
                                                                                   2005   1.210       1.225       654,505
 Deutsche Turner Mid Cap Growth Subaccount (Class B) (7/03)....................... 2008   1.835       1.706            --
                                                                                   2007   1.495       1.835       444,814
                                                                                   2006   1.436       1.495       421,434
                                                                                   2005   1.316       1.436       458,244
Dreyfus Investment Portfolios
 Dreyfus MidCap Stock Subaccount (Service Shares) (6/03).......................... 2008   1.472       1.443            --
                                                                                   2007   1.481       1.472     1,303,173
                                                                                   2006   1.402       1.481     1,426,094
                                                                                   2005   1.313       1.402     1,596,211
Dreyfus Socially Responsible Growth Fund, Inc.
 The Dreyfus Socially Responsible Growth Subaccount (Service Shares) (9/03)....... 2014   1.789       1.985        35,818
                                                                                   2013   1.361       1.789        37,518
                                                                                   2012   1.243       1.361        45,925
                                                                                   2011   1.259       1.243        42,981
                                                                                   2010   1.121       1.259        74,902
                                                                                   2009   0.856       1.121        76,944
                                                                                   2008   1.335       0.856        55,365
                                                                                   2007   1.267       1.335        86,767
                                                                                   2006   1.185       1.267       101,987
                                                                                   2005   1.169       1.185       110,465
DWS Investments VIT Funds
 Deutsche VIT Equity 500 Index Subaccount (Class B) (9/05)........................ 2008   1.169       1.110            --
                                                                                   2007   1.137       1.169     2,697,228
                                                                                   2006   1.006       1.137     2,713,066
                                                                                   2005   1.000       1.006     2,858,953
 Deutsche VIT RREEF Real Estate Securites Subaccount (Class B) (6/03)............. 2007   2.191       1.797     1,040,641
                                                                                   2006   1.629       2.191     1,143,930
                                                                                   2005   1.492       1.629     1,245,319
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (4/08) *.......................... 2014   1.920       1.945     1,577,874

                         SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2013   1.790       1.920     2,014,223
                                                                               2012   1.567       1.790     2,609,942
                                                                               2011   1.561       1.567     2,728,963
                                                                               2010   1.375       1.561     3,271,656
                                                                               2009   0.956       1.375       931,655
                                                                               2008   1.283       0.956     1,123,073
 MIST FOF - Balanced Strategy Subaccount (Class B) (5/09)..................... 2014   1.471       1.470            --
                                                                               2013   1.256       1.471     2,926,744
                                                                               2012   1.124       1.256     3,506,109
                                                                               2011   1.166       1.124     3,810,455
                                                                               2010   1.047       1.166     3,941,808
                                                                               2009   0.873       1.047     4,584,310
 MIST FOF - Growth Strategy Subaccount (Class B) (5/09)....................... 2014   1.585       1.576            --
                                                                               2013   1.284       1.585     1,694,424
                                                                               2012   1.131       1.284     2,393,988
                                                                               2011   1.200       1.131     2,868,213
                                                                               2010   1.060       1.200     3,345,619
                                                                               2009   0.863       1.060     4,206,706
 MIST FOF - Moderate Strategy Subaccount (Class B) (5/09)..................... 2014   1.452       1.456            --
                                                                               2013   1.296       1.452     2,357,403
                                                                               2012   1.176       1.296     2,637,940
                                                                               2011   1.200       1.176     2,486,193
                                                                               2010   1.089       1.200     3,571,647
                                                                               2009   0.923       1.089     3,195,710
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/07)........ 2014   2.653       2.440       239,269
                                                                               2013   2.842       2.653       327,696
                                                                               2012   2.433       2.842       391,783
                                                                               2011   3.041       2.433       428,564
                                                                               2010   2.501       3.041       580,201
                                                                               2009   1.507       2.501       607,176
                                                                               2008   3.445       1.507       711,476
                                                                               2007   2.741       3.445       691,308
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/08) *....... 2014   2.132       1.946       878,317
                                                                               2013   1.823       2.132     1,172,017
                                                                               2012   1.593       1.823     1,453,642
                                                                               2011   1.819       1.593     1,712,926
                                                                               2010   1.665       1.819     1,992,980
                                                                               2009   1.291       1.665     2,268,150
                                                                               2008   2.219       1.291     2,530,223
 MIST MLA Mid Cap Subaccount (Class B) (4/08)................................. 2013   1.046       1.132            --
                                                                               2012   1.013       1.046     1,510,570
                                                                               2011   1.090       1.013     1,694,566
                                                                               2010   0.905       1.090     1,901,482
                                                                               2009   0.675       0.905     1,947,311
                                                                               2008   1.071       0.675     2,449,277
 MIST Oppenheimer Global Equity Subaccount (Class B) (5/10)................... 2014   1.978       1.982       588,153
                                                                               2013   1.587       1.978       626,128
                                                                               2012   1.336       1.587       647,127
                                                                               2011   1.487       1.336       712,326
                                                                               2010   1.379       1.487       762,125
 MIST Pioneer Strategic Income Subaccount (Class E) (4/08).................... 2014   1.568       1.606     2,469,992
                                                                               2013   1.576       1.568     3,060,570
                                                                               2012   1.442       1.576     7,802,658
                                                                               2011   1.422       1.442     8,390,112
                                                                               2010   1.294       1.422     9,699,285
                                                                               2009   0.994       1.294     6,183,121
                                                                               2008   1.151       0.994     1,616,410
 MIST RCM Technology Subaccount (Class E) (5/10).............................. 2013   1.338       1.397            --
                                                                               2012   1.214       1.338       182,024
                                                                               2011   1.375       1.214       306,028
                                                                               2010   1.170       1.375       322,408
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/08) *............. 2014   1.304       1.449     3,447,291

                      SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                    UNIT      UNIT     NUMBER OF
                                                                                   VALUE      VALUE      UNITS
                                                                                     AT        AT     OUTSTANDING
                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                            YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                         2013   0.994       1.304      5,036,160
                                                                         2012   0.859       0.994      6,185,928
                                                                         2011   0.913       0.859      6,692,749
                                                                         2010   0.795       0.913      7,589,083
                                                                         2009   0.685       0.795      8,557,665
                                                                         2008   1.034       0.685      9,498,604
 MIST T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08) *........ 2014   2.287       2.529        100,707
                                                                         2013   1.707       2.287        156,655
                                                                         2012   1.532       1.707        163,930
                                                                         2011   1.588       1.532        177,601
                                                                         2010   1.268       1.588        226,351
                                                                         2009   0.889       1.268        253,345
                                                                         2008   1.439       0.889        290,895
 MIST Turner Mid Cap Growth Subaccount (Class B) (4/08)................. 2013   1.572       1.693             --
                                                                         2012   1.512       1.572        238,153
                                                                         2011   1.666       1.512        236,494
                                                                         2010   1.336       1.666        264,514
                                                                         2009   0.926       1.336        374,727
                                                                         2008   1.700       0.926        358,510
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class B) (4/08).................. 2014   1.152       1.206      1,534,906
                                                                         2013   1.186       1.152      2,469,386
                                                                         2012   1.128       1.186      2,719,293
                                                                         2011   1.082       1.128      2,474,912
                                                                         2010   1.021       1.082      2,640,347
                                                                         2009   0.953       1.021      2,976,550
                                                                         2008   1.009       0.953      3,941,577
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08).............. 2014   1.648       1.773      1,287,577
                                                                         2013   1.275       1.648      1,710,679
                                                                         2012   1.141       1.275      2,263,535
                                                                         2011   1.140       1.141      2,785,749
                                                                         2010   1.067       1.140      3,397,159
                                                                         2009   0.980       1.067      4,308,456
                                                                         2008   1.442       0.980      4,594,964
 MSF BlackRock Money Market Subaccount (Class B) (4/08)................. 2014   1.681       1.648        984,342
                                                                         2013   1.714       1.681      1,355,829
                                                                         2012   1.748       1.714      2,850,525
                                                                         2011   1.782       1.748      3,405,267
                                                                         2010   1.817       1.782      1,929,519
                                                                         2009   1.848       1.817      2,142,897
                                                                         2008   1.846       1.848      2,177,030
 MSF FI Value Leaders Subaccount (Class B) (4/08) *..................... 2013   1.353       1.487             --
                                                                         2012   1.195       1.353        762,519
                                                                         2011   1.302       1.195        842,425
                                                                         2010   1.162       1.302      1,080,384
                                                                         2009   0.975       1.162      1,152,333
                                                                         2008   1.505       0.975      1,385,415
 MSF Frontier Mid Cap Growth Subaccount (Class B) (4/13)................ 2014   2.024       2.201        171,395
                                                                         2013   1.704       2.024        198,864
 MSF Jennison Growth Subaccount (Class B) (4/14)........................ 2014   1.191       1.341      2,365,180
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/14)............ 2014   1.299       1.331      4,085,244
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/14)............ 2014   1.287       1.328      5,977,551
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/14)............ 2014   1.262       1.310      3,734,612
 MSF MetLife Stock Index Subaccount (Class B) (4/08).................... 2014   1.452       1.611      5,359,020
                                                                         2013   1.124       1.452      5,548,268
                                                                         2012   0.993       1.124      7,590,499
                                                                         2011   0.997       0.993      8,811,419
                                                                         2010   0.888       0.997     11,368,994
                                                                         2009   0.719       0.888     11,081,194
                                                                         2008   1.109       0.719      3,495,408
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/06).............. 2014   1.321       1.404        547,902

                     SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2013   1.135       1.321       733,193
                                                                        2012   1.040       1.135       873,486
                                                                        2011   1.038       1.040       924,971
                                                                        2010   0.964       1.038     1,546,348
                                                                        2009   0.831       0.964     1,644,787
                                                                        2008   1.091       0.831     1,612,912
                                                                        2007   1.069       1.091     1,570,181
                                                                        2006   1.003       1.069     1,653,919
 MSF MFS(Reg. TM) Value Subaccount (Class E) (4/08).................... 2014   2.059       2.234       747,032
                                                                        2013   1.548       2.059       832,088
                                                                        2012   1.356       1.548       438,224
                                                                        2011   1.372       1.356       486,415
                                                                        2010   1.257       1.372       507,445
                                                                        2009   1.062       1.257       579,841
                                                                        2008   1.527       1.062       724,967
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13).............. 2014   1.418       1.386       976,752
                                                                        2013   1.140       1.418     1,172,123
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)........ 2013   1.174       1.597     1,267,749
                                                                        2012   1.009       1.174     1,506,919
                                                                        2011   1.042       1.009     1,607,728
                                                                        2010   0.911       1.042     1,774,209
                                                                        2009   0.649       0.911     1,949,472
                                                                        2008   1.067       0.649     2,452,097
 MSF T. Rowe Price Large Cap Growth Subaccount (Class E) (4/13)........ 2014   1.768       1.889       385,941
                                                                        2013   1.404       1.768       510,637
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........ 2014   2.253       2.356     1,536,770
                                                                        2013   1.593       2.253     1,907,478
                                                                        2012   1.402       1.593     2,549,722
                                                                        2011   1.409       1.402     3,177,786
                                                                        2010   1.067       1.409     3,709,066
                                                                        2009   0.785       1.067     3,628,350
                                                                        2008   1.197       0.785     3,817,198
 MSF WMC Balanced Subaccount (Class B) (4/08).......................... 2014   1.532       1.657       502,841
                                                                        2013   1.299       1.532       548,305
                                                                        2012   1.182       1.299       637,743
                                                                        2011   1.163       1.182       714,384
                                                                        2010   1.085       1.163       983,870
                                                                        2009   0.946       1.085     1,202,296
                                                                        2008   1.209       0.946     1,283,925
 MSF WMC Core Equity Opportunities Subaccount (Class B) (4/08)......... 2014   1.764       1.909       755,896
                                                                        2013   1.349       1.764       904,930
                                                                        2012   1.222       1.349     1,265,634
                                                                        2011   1.301       1.222     1,484,661
                                                                        2010   1.188       1.301     1,688,013
                                                                        2009   0.920       1.188     2,030,441
                                                                        2008   1.496       0.920     2,820,514





                          SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.00%
                                                                                 UNIT      UNIT     NUMBER OF
                                                                                VALUE      VALUE      UNITS
                                                                                  AT        AT     OUTSTANDING
                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                         YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Managed Volatility Subaccount (Series I) (7/03)........ 2014   2.106       2.489    --
                                                                      2013   1.940       2.106    --
                                                                      2012   1.910       1.940    --
                                                                      2011   1.674       1.910    --
                                                                      2010   1.606       1.674    --
                                                                      2009   1.426       1.606    --
                                                                      2008   2.150       1.426    --
                                                                      2007   1.819       2.150    --
                                                                      2006   1.479       1.819    --
                                                                      2005   1.291       1.479    --

                     SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
Alger Portfolios
 Alger American Balanced Subaccount (Class S) (6/03)................... 2006   1.151       1.156           --
                                                                        2005   1.086       1.151           --
 Alger Capital Appreciation Subaccount (Class S) (7/03)................ 2014   2.650       2.947           --
                                                                        2013   2.006       2.650           --
                                                                        2012   1.736       2.006           --
                                                                        2011   1.782       1.736           --
                                                                        2010   1.600       1.782           --
                                                                        2009   1.083       1.600           --
                                                                        2008   2.019       1.083           --
                                                                        2007   1.547       2.019           --
                                                                        2006   1.326       1.547           --
                                                                        2005   1.185       1.326           --
Credit Suisse Trust
 Credit Suisse International Equity Flex II Subaccount (6/03).......... 2009   0.888       1.137           --
                                                                        2008   1.702       0.888           --
                                                                        2007   1.808       1.702           --
                                                                        2006   1.630       1.808           --
                                                                        2005   1.431       1.630           --
 Credit Suisse International Equity Flex III Subaccount (12/09)........ 2012   1.049       1.049           --
                                                                        2011   1.263       1.049           --
                                                                        2010   1.148       1.263           --
                                                                        2009   1.145       1.148           --
 Credit Suisse Trust Emerging Markets Subaccount (7/03)................ 2007   2.631       2.753           --
                                                                        2006   2.025       2.631           --
                                                                        2005   1.615       2.025           --
Deutsche Variable Series I
 Deutsche Bond Subaccount (Class B) (6/05)............................. 2008   1.035       1.005           --
                                                                        2007   1.017       1.035           --
                                                                        2006   0.995       1.017           --
                                                                        2005   1.000       0.995           --
 Deutsche Capital Growth Subaccount (Class B) (7/03)................... 2014   1.877       1.815           --
                                                                        2013   1.427       1.877        5,214
                                                                        2012   1.259       1.427        5,217
                                                                        2011   1.349       1.259        5,220
                                                                        2010   1.183       1.349           --
                                                                        2009   0.954       1.183           --
                                                                        2008   1.457       0.954           --
                                                                        2007   1.326       1.457           --
                                                                        2006   1.250       1.326           --
                                                                        2005   1.175       1.250           --
 Deutsche Global Opportunities Subaccount (Class B) (7/03)............. 2010   1.578       1.690           --
                                                                        2009   1.090       1.578           --
                                                                        2008   2.232       1.090           --
                                                                        2007   2.091       2.232           --
                                                                        2006   1.750       2.091           --
                                                                        2005   1.512       1.750           --
 Deutsche Growth & Income Subaccount (Class B) (6/03).................. 2008   1.382       0.836           --
                                                                        2007   1.396       1.382           --
                                                                        2006   1.257       1.396           --
                                                                        2005   1.213       1.257           --
 Deutsche Health Care VIP Subaccount (Class B) (6/03).................. 2011   1.379       1.549           --
                                                                        2010   1.307       1.379        4,845
                                                                        2009   1.094       1.307        4,848
                                                                        2008   1.460       1.094        4,851
                                                                        2007   1.319       1.460        4,854
                                                                        2006   1.272       1.319        4,857
                                                                        2005   1.201       1.272        4,860
 Deutsche International Subaccount (Class B) (7/03).................... 2008   2.108       2.015           --
                                                                        2007   1.882       2.108           --
                                                                        2006   1.531       1.882           --
                                                                        2005   1.349       1.531           --
Deutsche Variable Series II
 Deutsche All Cap Growth Subaccount (Class B) (8/03)................... 2006   1.425       1.567           --
                                                                        2005   1.283       1.425           --

                         SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
 Deutsche Balanced Subaccount (Class B) (7/03)................................. 2008   1.244       1.208           --
                                                                                2007   1.215       1.244           --
                                                                                2006   1.129       1.215           --
                                                                                2005   1.108       1.129           --
 Deutsche Blue Chip Subaccount (Class B) (6/03)................................ 2008   1.606       1.502           --
                                                                                2007   1.589       1.606           --
                                                                                2006   1.407       1.589           --
                                                                                2005   1.309       1.407           --
 Deutsche Conservative Allocation Subaccount (Class B) (8/04).................. 2009   0.895       0.902           --
                                                                                2008   1.185       0.895           --
                                                                                2007   1.155       1.185           --
                                                                                2006   1.083       1.155           --
                                                                                2005   1.058       1.083           --
 Deutsche Core Fixed Income Subaccount (Class B) (6/03)........................ 2008   1.042       1.004           --
                                                                                2007   1.025       1.042           --
                                                                                2006   1.007       1.025           --
                                                                                2005   1.008       1.007           --
 Deutsche Davis Venture Value Subaccount (Class B) (7/03)...................... 2008   1.549       1.499           --
                                                                                2007   1.517       1.549           --
                                                                                2006   1.354       1.517           --
                                                                                2005   1.264       1.354           --
 Deutsche Dreman Financial Services Subaccount (Class B) (7/03)................ 2006   1.204       1.258           --
                                                                                2005   1.234       1.204           --
 Deutsche Dreman High Return Equity Subaccount (Class B) (6/03)................ 2008   1.516       1.443           --
                                                                                2007   1.581       1.516       10,489
                                                                                2006   1.364       1.581       10,500
                                                                                2005   1.295       1.364        6,511
 Deutsche Foreign Value Subaccount (Class B) (11/04)........................... 2006   1.130       1.352           --
                                                                                2005   1.053       1.130           --
 Deutsche Global Growth Subaccount (Class B) (8/03)............................ 2014   1.925       1.903           --
                                                                                2013   1.614       1.925           --
                                                                                2012   1.394       1.614           --
                                                                                2011   1.667       1.394           --
                                                                                2010   1.501       1.667           --
                                                                                2009   1.069       1.501           --
                                                                                2008   2.093       1.069           --
                                                                                2007   2.018       2.093           --
                                                                                2006   1.588       2.018           --
                                                                                2005   1.322       1.588           --
 Deutsche Government & Agency Securities VIP Subaccount (Class B) (6/03)....... 2014   1.197       1.232           --
                                                                                2013   1.263       1.197           --
                                                                                2012   1.257       1.263           --
                                                                                2011   1.197       1.257           --
                                                                                2010   1.149       1.197           --
                                                                                2009   1.089       1.149           --
                                                                                2008   1.063       1.089           --
                                                                                2007   1.028       1.063           --
                                                                                2006   1.010       1.028           --
                                                                                2005   1.008       1.010           --
 Deutsche Growth Allocation Subaccount (Class B) (9/04)........................ 2009   0.834       0.835           --
                                                                                2008   1.300       0.834           --
                                                                                2007   1.256       1.300           --
                                                                                2006   1.138       1.256           --
                                                                                2005   1.095       1.138           --
 Deutsche High Income Subaccount (Class B) (6/03).............................. 2008   1.293       1.276           --
                                                                                2007   1.312       1.293           --
                                                                                2006   1.215       1.312           --
                                                                                2005   1.199       1.215           --
 Deutsche Income Allocation Subaccount (Class B) (8/04)........................ 2006   1.057       1.074           --
                                                                                2005   1.041       1.057           --
 Deutsche Index 500 Subaccount (Class B) (7/03)................................ 2005   1.220       1.239           --
 Deutsche International Select Equity Subaccount (Class B) (7/03).............. 2008   2.179       2.099           --

                      SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2007   1.913       2.179           --
                                                                          2006   1.561       1.913           --
                                                                          2005   1.397       1.561           --
 Deutsche Janus Growth & Income Subaccount (Class B) (7/03).............. 2008   1.471       1.410           --
                                                                          2007   1.413       1.471           --
                                                                          2006   1.335       1.413           --
                                                                          2005   1.219       1.335           --
 Deutsche Janus Growth Opportunities Subaccount (Class B) (7/03)......... 2006   1.282       1.264           --
                                                                          2005   1.221       1.282           --
 Deutsche Large Cap Core Subaccount (Class B) (12/04).................... 2006   1.147       1.268           --
                                                                          2005   1.036       1.147           --
 Deutsche Large Cap Value Subaccount (Class B) (7/03).................... 2008   1.549       1.525           --
                                                                          2007   1.402       1.549        6,891
                                                                          2006   1.244       1.402        6,900
                                                                          2005   1.249       1.244        6,910
 Deutsche MFS(Reg. TM) Strategic Value Subaccount (Class B) (8/03)....... 2006   1.258       1.292           --
                                                                          2005   1.291       1.258        4,575
 Deutsche Mid Cap Growth Subaccount (Class B) (8/03)..................... 2008   1.523       1.432           --
                                                                          2007   1.440       1.523           --
                                                                          2006   1.329       1.440           --
                                                                          2005   1.183       1.329           --
 Deutsche Moderate Allocation Subaccount (Class B) (8/04)................ 2009   0.847       0.849           --
                                                                          2008   1.241       0.847           --
                                                                          2007   1.205       1.241           --
                                                                          2006   1.108       1.205           --
                                                                          2005   1.076       1.108           --
 Deutsche Money Market Subaccount (Class B) (7/03)....................... 2008   1.026       1.029           --
                                                                          2007   1.001       1.026           --
                                                                          2006   0.979       1.001           --
                                                                          2005   0.975       0.979           --
 Deutsche Oak Strategic Equity Subaccount (Class B) (7/03)............... 2006   1.105       1.125           --
                                                                          2005   1.180       1.105           --
 Deutsche Small Cap Growth Subaccount (Class B) (7/03)................... 2008   1.367       1.191           --
                                                                          2007   1.319       1.367           --
                                                                          2006   1.284       1.319           --
                                                                          2005   1.227       1.284           --
 Deutsche Small Mid Cap Value VIP Subaccount (Class B) (7/03)............ 2014   2.701       2.783           --
                                                                          2013   2.046       2.701           --
                                                                          2012   1.841       2.046           --
                                                                          2011   2.005       1.841           --
                                                                          2010   1.668       2.005           --
                                                                          2009   1.316       1.668           --
                                                                          2008   2.025       1.316           --
                                                                          2007   2.012       2.025        1,776
                                                                          2006   1.647       2.012        1,781
                                                                          2005   1.531       1.647        1,787
 Deutsche Strategic Income Subaccount (Class B) (6/03)................... 2008   1.146       1.145           --
                                                                          2007   1.113       1.146       11,194
                                                                          2006   1.044       1.113       11,201
                                                                          2005   1.045       1.044       11,208
 Deutsche Technology Subaccount (Class B) (7/03)......................... 2010   1.106       1.143           --
                                                                          2009   0.706       1.106           --
                                                                          2008   1.344       0.706           --
                                                                          2007   1.205       1.344           --
                                                                          2006   1.224       1.205           --
                                                                          2005   1.209       1.224           --
 Deutsche Turner Mid Cap Growth Subaccount (Class B) (7/03).............. 2008   1.831       1.702           --
                                                                          2007   1.493       1.831        8,879
                                                                          2006   1.434       1.493        8,884
                                                                          2005   1.315       1.434        8,890
Dreyfus Investment Portfolios
 Dreyfus MidCap Stock Subaccount (Service Shares) (6/03)................. 2008   1.469       1.440           --

                           SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2007   1.478       1.469           --
                                                                                   2006   1.401       1.478           --
                                                                                   2005   1.312       1.401           --
Dreyfus Socially Responsible Growth Fund, Inc.
 The Dreyfus Socially Responsible Growth Subaccount (Service Shares) (9/03)....... 2014   1.779       1.973           --
                                                                                   2013   1.355       1.779           --
                                                                                   2012   1.237       1.355           --
                                                                                   2011   1.254       1.237           --
                                                                                   2010   1.117       1.254           --
                                                                                   2009   0.854       1.117           --
                                                                                   2008   1.332       0.854           --
                                                                                   2007   1.264       1.332           --
                                                                                   2006   1.184       1.264           --
                                                                                   2005   1.168       1.184           --
DWS Investments VIT Funds
 Deutsche VIT Equity 500 Index Subaccount (Class B) (9/05)........................ 2008   1.167       1.109           --
                                                                                   2007   1.136       1.167           --
                                                                                   2006   1.006       1.136           --
                                                                                   2005   1.000       1.006           --
 Deutsche VIT RREEF Real Estate Securites Subaccount (Class B) (6/03)............. 2007   2.187       1.793        9,292
                                                                                   2006   1.627       2.187        9,302
                                                                                   2005   1.491       1.627        9,312
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (4/08) *.......................... 2014   1.910       1.933           --
                                                                                   2013   1.782       1.910           --
                                                                                   2012   1.560       1.782           --
                                                                                   2011   1.555       1.560           --
                                                                                   2010   1.370       1.555        1,970
                                                                                   2009   0.953       1.370           --
                                                                                   2008   1.279       0.953           --
 MIST FOF - Balanced Strategy Subaccount (Class B) (5/09)......................... 2014   1.464       1.463           --
                                                                                   2013   1.251       1.464           --
                                                                                   2012   1.120       1.251           --
                                                                                   2011   1.162       1.120           --
                                                                                   2010   1.044       1.162           --
                                                                                   2009   0.871       1.044           --
 MIST FOF - Growth Strategy Subaccount (Class B) (5/09)........................... 2014   1.578       1.569           --
                                                                                   2013   1.278       1.578           --
                                                                                   2012   1.127       1.278           --
                                                                                   2011   1.196       1.127           --
                                                                                   2010   1.057       1.196        8,804
                                                                                   2009   0.861       1.057        8,843
 MIST FOF - Moderate Strategy Subaccount (Class B) (5/09)......................... 2014   1.445       1.449           --
                                                                                   2013   1.291       1.445           --
                                                                                   2012   1.172       1.291           --
                                                                                   2011   1.197       1.172           --
                                                                                   2010   1.086       1.197           --
                                                                                   2009   0.921       1.086           --
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/07)............ 2014   2.639       2.426           --
                                                                                   2013   2.828       2.639           --
                                                                                   2012   2.423       2.828           --
                                                                                   2011   3.030       2.423           --
                                                                                   2010   2.493       3.030           --
                                                                                   2009   1.503       2.493           --
                                                                                   2008   3.438       1.503           --
                                                                                   2007   2.735       3.438           --
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/08) *........... 2014   1.944       1.773           --
                                                                                   2013   1.663       1.944           --
                                                                                   2012   1.454       1.663           --
                                                                                   2011   1.661       1.454           --
                                                                                   2010   1.521       1.661           --
                                                                                   2009   1.179       1.521           --
                                                                                   2008   2.028       1.179           --
 MIST MLA Mid Cap Subaccount (Class B) (4/08)..................................... 2013   1.042       1.127           --

                      SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2012   1.010       1.042           --
                                                                          2011   1.087       1.010           --
                                                                          2010   0.903       1.087           --
                                                                          2009   0.674       0.903           --
                                                                          2008   1.069       0.674           --
 MIST Oppenheimer Global Equity Subaccount (Class B) (5/10).............. 2014   1.805       1.807           --
                                                                          2013   1.448       1.805           --
                                                                          2012   1.219       1.448           --
                                                                          2011   1.358       1.219           --
                                                                          2010   1.260       1.358           --
 MIST Pioneer Strategic Income Subaccount (Class E) (4/08)............... 2014   1.559       1.596       11,148
                                                                          2013   1.569       1.559       11,153
                                                                          2012   1.436       1.569       11,158
                                                                          2011   1.416       1.436       11,165
                                                                          2010   1.289       1.416       11,172
                                                                          2009   0.991       1.289       11,179
                                                                          2008   1.148       0.991       11,187
 MIST RCM Technology Subaccount (Class E) (5/10)......................... 2013   1.332       1.390           --
                                                                          2012   1.209       1.332           --
                                                                          2011   1.370       1.209           --
                                                                          2010   1.166       1.370           --
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/08) *........ 2014   1.299       1.443           --
                                                                          2013   0.991       1.299           --
                                                                          2012   0.857       0.991           --
                                                                          2011   0.911       0.857           --
                                                                          2010   0.794       0.911           --
                                                                          2009   0.684       0.794           --
                                                                          2008   1.033       0.684           --
 MIST T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08) *......... 2014   2.275       2.515           --
                                                                          2013   1.699       2.275           --
                                                                          2012   1.525       1.699           --
                                                                          2011   1.582       1.525           --
                                                                          2010   1.264       1.582           --
                                                                          2009   0.886       1.264           --
                                                                          2008   1.435       0.886           --
 MIST Turner Mid Cap Growth Subaccount (Class B) (4/08).................. 2013   1.564       1.685           --
                                                                          2012   1.505       1.564        8,850
                                                                          2011   1.660       1.505        8,855
                                                                          2010   1.332       1.660        8,861
                                                                          2009   0.923       1.332        8,867
                                                                          2008   1.695       0.923        8,873
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class B) (4/08)................... 2014   1.146       1.199           --
                                                                          2013   1.181       1.146           --
                                                                          2012   1.123       1.181           --
                                                                          2011   1.078       1.123           --
                                                                          2010   1.017       1.078           --
                                                                          2009   0.951       1.017           --
                                                                          2008   1.007       0.951           --
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08)............... 2014   1.639       1.762        8,348
                                                                          2013   1.269       1.639        8,352
                                                                          2012   1.136       1.269        8,356
                                                                          2011   1.136       1.136        8,361
                                                                          2010   1.064       1.136        8,366
                                                                          2009   0.977       1.064        8,372
                                                                          2008   1.438       0.977        8,378
 MSF BlackRock Money Market Subaccount (Class B) (4/08).................. 2014   1.672       1.639           --
                                                                          2013   1.706       1.672           --
                                                                          2012   1.740       1.706           --
                                                                          2011   1.775       1.740           --
                                                                          2010   1.811       1.775           --
                                                                          2009   1.843       1.811           --
                                                                          2008   1.841       1.843        4,041
 MSF FI Value Leaders Subaccount (Class B) (4/08) *...................... 2013   1.347       1.480           --

                     SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2012   1.190       1.347           --
                                                                        2011   1.297       1.190           --
                                                                        2010   1.158       1.297           --
                                                                        2009   0.972       1.158           --
                                                                        2008   1.502       0.972           --
 MSF Frontier Mid Cap Growth Subaccount (Class B) (4/13)............... 2014   2.013       2.188        8,842
                                                                        2013   1.696       2.013        8,846
 MSF Jennison Growth Subaccount (Class B) (4/14)....................... 2014   1.186       1.335        7,912
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/14)........... 2014   1.294       1.325           --
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/14)........... 2014   1.282       1.323           --
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/14)........... 2014   1.257       1.304           --
 MSF MetLife Stock Index Subaccount (Class B) (4/08)................... 2014   1.446       1.603           --
                                                                        2013   1.120       1.446           --
                                                                        2012   0.990       1.120           --
                                                                        2011   0.994       0.990           --
                                                                        2010   0.886       0.994           --
                                                                        2009   0.718       0.886           --
                                                                        2008   1.108       0.718           --
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/06)............. 2014   1.316       1.398       13,077
                                                                        2013   1.131       1.316       13,083
                                                                        2012   1.037       1.131       13,090
                                                                        2011   1.036       1.037       13,097
                                                                        2010   0.962       1.036       13,105
                                                                        2009   0.830       0.962       13,114
                                                                        2008   1.090       0.830       13,124
                                                                        2007   1.068       1.090           --
                                                                        2006   1.003       1.068           --
 MSF MFS(Reg. TM) Value Subaccount (Class E) (4/08).................... 2014   2.048       2.221        4,720
                                                                        2013   1.540       2.048        4,722
                                                                        2012   1.350       1.540        4,724
                                                                        2011   1.367       1.350        4,727
                                                                        2010   1.253       1.367        4,730
                                                                        2009   1.059       1.253        4,733
                                                                        2008   1.524       1.059        4,737
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13).............. 2014   1.412       1.380           --
                                                                        2013   1.135       1.412           --
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)........ 2013   1.170       1.591           --
                                                                        2012   1.006       1.170           --
                                                                        2011   1.040       1.006           --
                                                                        2010   0.909       1.040           --
                                                                        2009   0.648       0.909           --
                                                                        2008   1.066       0.648           --
 MSF T. Rowe Price Large Cap Growth Subaccount (Class E) (4/13)........ 2014   1.759       1.878           --
                                                                        2013   1.397       1.759           --
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........ 2014   2.241       2.342           --
                                                                        2013   1.586       2.241           --
                                                                        2012   1.396       1.586           --
                                                                        2011   1.404       1.396           --
                                                                        2010   1.063       1.404           --
                                                                        2009   0.783       1.063           --
                                                                        2008   1.194       0.783           --
 MSF WMC Balanced Subaccount (Class B) (4/08).......................... 2014   1.524       1.648           --
                                                                        2013   1.293       1.524           --
                                                                        2012   1.177       1.293           --
                                                                        2011   1.159       1.177           --
                                                                        2010   1.082       1.159           --
                                                                        2009   0.943       1.082           --
                                                                        2008   1.206       0.943           --
 MSF WMC Core Equity Opportunities Subaccount (Class B) (4/08)......... 2014   1.755       1.898           --

SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.00%
                       (CONTINUED)
                            UNIT      UNIT     NUMBER OF
                           VALUE      VALUE      UNITS
                             AT        AT     OUTSTANDING
                         BEGINNING   END OF       AT
PORTFOLIO NAME    YEAR    OF YEAR     YEAR    END OF YEAR
---------------- ------ ----------- -------- ------------
                 2013   1.342       1.755    --
                 2012   1.216       1.342    --
                 2011   1.296       1.216    --
                 2010   1.184       1.296    --
                 2009   0.917       1.184    --
                 2008   1.493       0.917    --





                           SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.05%
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Managed Volatility Subaccount (Series I) (7/03).......... 2014   1.978       2.337        50,006
                                                                        2013   1.823       1.978        57,017
                                                                        2012   1.796       1.823        62,122
                                                                        2011   1.574       1.796        68,342
                                                                        2010   1.512       1.574        73,081
                                                                        2009   1.343       1.512        69,180
                                                                        2008   2.026       1.343        71,036
                                                                        2007   1.714       2.026        51,616
                                                                        2006   1.395       1.714        53,436
                                                                        2005   1.218       1.395        48,071
Alger Portfolios
 Alger American Balanced Subaccount (Class S) (6/03)................... 2006   1.104       1.109            --
                                                                        2005   1.042       1.104        40,866
 Alger Capital Appreciation Subaccount (Class S) (7/03)................ 2014   2.345       2.606        18,527
                                                                        2013   1.775       2.345        19,863
                                                                        2012   1.537       1.775        22,232
                                                                        2011   1.579       1.537        34,778
                                                                        2010   1.418       1.579        38,538
                                                                        2009   0.961       1.418        51,638
                                                                        2008   1.792       0.961        39,800
                                                                        2007   1.373       1.792        68,707
                                                                        2006   1.178       1.373        38,551
                                                                        2005   1.053       1.178        32,093
Credit Suisse Trust
 Credit Suisse International Equity Flex II Subaccount (6/03).......... 2009   0.696       0.891            --
                                                                        2008   1.335       0.696        68,546
                                                                        2007   1.419       1.335        58,050
                                                                        2006   1.279       1.419        40,171
                                                                        2005   1.124       1.279        16,299
 Credit Suisse International Equity Flex III Subaccount (12/09)........ 2012   0.821       0.821            --
                                                                        2011   0.989       0.821            --
                                                                        2010   0.899       0.989       122,182
                                                                        2009   0.897       0.899       118,832
 Credit Suisse Trust Emerging Markets Subaccount (7/03)................ 2007   2.097       2.194            --
                                                                        2006   1.615       2.097       548,445
                                                                        2005   1.289       1.615       296,934
Deutsche Variable Series I
 Deutsche Bond Subaccount (Class B) (6/05)............................. 2008   1.033       1.004            --
                                                                        2007   1.017       1.033        21,164
                                                                        2006   0.995       1.017        20,150
                                                                        2005   1.000       0.995        19,219
 Deutsche Capital Growth Subaccount (Class B) (7/03)................... 2014   1.654       1.599            --
                                                                        2013   1.258       1.654       222,672
                                                                        2012   1.111       1.258       230,742
                                                                        2011   1.190       1.111       237,005
                                                                        2010   1.044       1.190       152,073
                                                                        2009   0.843       1.044       176,467
                                                                        2008   1.288       0.843       268,155
                                                                        2007   1.172       1.288       344,486
                                                                        2006   1.106       1.172       362,162
                                                                        2005   1.040       1.106       186,159

                         SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
 Deutsche Global Opportunities Subaccount (Class B) (7/03)..................... 2010   1.231       1.319            --
                                                                                2009   0.851       1.231       183,070
                                                                                2008   1.743       0.851       166,474
                                                                                2007   1.634       1.743       190,160
                                                                                2006   1.368       1.634       195,277
                                                                                2005   1.183       1.368       148,657
 Deutsche Growth & Income Subaccount (Class B) (6/03).......................... 2008   1.214       1.138            --
                                                                                2007   1.227       1.214       490,349
                                                                                2006   1.106       1.227       487,432
                                                                                2005   1.067       1.106       366,062
 Deutsche Health Care VIP Subaccount (Class B) (6/03).......................... 2011   1.198       1.345            --
                                                                                2010   1.136       1.198       110,921
                                                                                2009   0.952       1.136       109,019
                                                                                2008   1.270       0.952       106,480
                                                                                2007   1.149       1.270       154,541
                                                                                2006   1.108       1.149       145,978
                                                                                2005   1.047       1.108       116,009
 Deutsche International Subaccount (Class B) (7/03)............................ 2008   1.803       1.723            --
                                                                                2007   1.611       1.803       127,733
                                                                                2006   1.311       1.611       133,712
                                                                                2005   1.156       1.311        68,613
Deutsche Variable Series II
 Deutsche All Cap Growth Subaccount (Class B) (8/03)........................... 2006   1.211       1.331            --
                                                                                2005   1.091       1.211        46,232
 Deutsche Balanced Subaccount (Class B) (7/03)................................. 2008   1.168       1.134            --
                                                                                2007   1.142       1.168       190,198
                                                                                2006   1.061       1.142       195,954
                                                                                2005   1.043       1.061       196,685
 Deutsche Blue Chip Subaccount (Class B) (6/03)................................ 2008   1.342       1.255            --
                                                                                2007   1.328       1.342       203,239
                                                                                2006   1.177       1.328       126,198
                                                                                2005   1.095       1.177       114,247
 Deutsche Conservative Allocation Subaccount (Class B) (8/04).................. 2009   0.894       0.900            --
                                                                                2008   1.183       0.894     1,147,898
                                                                                2007   1.153       1.183       847,834
                                                                                2006   1.082       1.153     1,015,564
                                                                                2005   1.058       1.082       591,964
 Deutsche Core Fixed Income Subaccount (Class B) (6/03)........................ 2008   1.077       1.037            --
                                                                                2007   1.060       1.077       373,016
                                                                                2006   1.041       1.060       373,118
                                                                                2005   1.043       1.041       283,402
 Deutsche Davis Venture Value Subaccount (Class B) (7/03)...................... 2008   1.311       1.269            --
                                                                                2007   1.285       1.311       256,839
                                                                                2006   1.147       1.285       250,962
                                                                                2005   1.072       1.147       214,562
 Deutsche Dreman Financial Services Subaccount (Class B) (7/03)................ 2006   1.066       1.113            --
                                                                                2005   1.093       1.066        71,221
 Deutsche Dreman High Return Equity Subaccount (Class B) (6/03)................ 2008   1.314       1.251            --
                                                                                2007   1.372       1.314     1,250,438
                                                                                2006   1.184       1.372     1,231,102
                                                                                2005   1.124       1.184     1,046,070
 Deutsche Foreign Value Subaccount (Class B) (11/04)........................... 2006   1.129       1.351            --
                                                                                2005   1.053       1.129        56,182
 Deutsche Global Growth Subaccount (Class B) (8/03)............................ 2014   1.681       1.662            --
                                                                                2013   1.411       1.681       207,194
                                                                                2012   1.219       1.411       225,603
                                                                                2011   1.458       1.219       220,265
                                                                                2010   1.314       1.458       209,525
                                                                                2009   0.937       1.314       244,805
                                                                                2008   1.834       0.937       255,122
                                                                                2007   1.769       1.834       285,776
                                                                                2006   1.393       1.769       251,382
                                                                                2005   1.160       1.393       230,741
 Deutsche Government & Agency Securities VIP Subaccount (Class B) (6/03)....... 2014   1.224       1.258       194,185

                      SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2013   1.291       1.224       310,238
                                                                          2012   1.286       1.291       313,570
                                                                          2011   1.225       1.286       202,211
                                                                          2010   1.177       1.225       222,238
                                                                          2009   1.116       1.177       179,766
                                                                          2008   1.089       1.116        51,944
                                                                          2007   1.054       1.089        32,550
                                                                          2006   1.037       1.054        30,840
                                                                          2005   1.035       1.037        25,923
 Deutsche Growth Allocation Subaccount (Class B) (9/04).................. 2009   0.832       0.833            --
                                                                          2008   1.298       0.832     2,321,357
                                                                          2007   1.255       1.298     2,818,319
                                                                          2006   1.137       1.255     2,514,600
                                                                          2005   1.095       1.137     2,409,174
 Deutsche High Income Subaccount (Class B) (6/03)........................ 2008   1.188       1.173            --
                                                                          2007   1.206       1.188       337,303
                                                                          2006   1.118       1.206       333,001
                                                                          2005   1.103       1.118       328,946
 Deutsche Income Allocation Subaccount (Class B) (8/04).................. 2006   1.056       1.073            --
                                                                          2005   1.041       1.056       245,486
 Deutsche Index 500 Subaccount (Class B) (7/03).......................... 2005   1.071       1.088            --
 Deutsche International Select Equity Subaccount (Class B) (7/03)........ 2008   1.819       1.752            --
                                                                          2007   1.598       1.819       434,395
                                                                          2006   1.304       1.598       375,875
                                                                          2005   1.168       1.304       214,538
 Deutsche Janus Growth & Income Subaccount (Class B) (7/03).............. 2008   1.324       1.269            --
                                                                          2007   1.272       1.324        11,017
                                                                          2006   1.202       1.272        10,961
                                                                          2005   1.098       1.202         8,950
 Deutsche Janus Growth Opportunities Subaccount (Class B) (7/03)......... 2006   1.143       1.127            --
                                                                          2005   1.089       1.143        44,116
 Deutsche Large Cap Core Subaccount (Class B) (12/04).................... 2006   1.147       1.267            --
                                                                          2005   1.036       1.147        99,873
 Deutsche Large Cap Value Subaccount (Class B) (7/03).................... 2008   1.327       1.306            --
                                                                          2007   1.201       1.327        99,001
                                                                          2006   1.067       1.201        98,033
                                                                          2005   1.072       1.067        62,040
 Deutsche MFS(Reg. TM) Strategic Value Subaccount (Class B) (8/03)....... 2006   1.105       1.135            --
                                                                          2005   1.135       1.105        17,403
 Deutsche Mid Cap Growth Subaccount (Class B) (8/03)..................... 2008   1.372       1.289            --
                                                                          2007   1.297       1.372        25,712
                                                                          2006   1.198       1.297         6,636
                                                                          2005   1.066       1.198        11,923
 Deutsche Moderate Allocation Subaccount (Class B) (8/04)................ 2009   0.845       0.847            --
                                                                          2008   1.239       0.845     1,314,207
                                                                          2007   1.203       1.239     1,664,296
                                                                          2006   1.107       1.203     1,632,161
                                                                          2005   1.076       1.107     1,428,113
 Deutsche Money Market Subaccount (Class B) (7/03)....................... 2008   1.043       1.046            --
                                                                          2007   1.017       1.043       196,222
                                                                          2006   0.996       1.017            --
                                                                          2005   0.993       0.996         9,985
 Deutsche Oak Strategic Equity Subaccount (Class B) (7/03)............... 2006   0.970       0.988            --
                                                                          2005   1.037       0.970        53,574
 Deutsche Small Cap Growth Subaccount (Class B) (7/03)................... 2008   1.203       1.048            --
                                                                          2007   1.160       1.203       158,883
                                                                          2006   1.130       1.160       157,323
                                                                          2005   1.081       1.130        68,782
 Deutsche Small Mid Cap Value VIP Subaccount (Class B) (7/03)............ 2014   2.089       2.151       132,382

                           SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2013   1.583       2.089       210,884
                                                                                   2012   1.425       1.583       229,907
                                                                                   2011   1.553       1.425       260,337
                                                                                   2010   1.292       1.553       273,900
                                                                                   2009   1.020       1.292       263,021
                                                                                   2008   1.570       1.020       309,661
                                                                                   2007   1.561       1.570       318,797
                                                                                   2006   1.279       1.561       295,734
                                                                                   2005   1.189       1.279       308,550
 Deutsche Strategic Income Subaccount (Class B) (6/03)............................ 2008   1.207       1.206            --
                                                                                   2007   1.173       1.207       114,490
                                                                                   2006   1.100       1.173       110,442
                                                                                   2005   1.102       1.100       105,435
 Deutsche Technology Subaccount (Class B) (7/03).................................. 2010   0.948       0.979            --
                                                                                   2009   0.605       0.948        36,606
                                                                                   2008   1.153       0.605        23,992
                                                                                   2007   1.034       1.153        25,642
                                                                                   2006   1.051       1.034        23,793
                                                                                   2005   1.039       1.051        13,373
 Deutsche Turner Mid Cap Growth Subaccount (Class B) (7/03)....................... 2008   1.540       1.432            --
                                                                                   2007   1.257       1.540        80,569
                                                                                   2006   1.207       1.257        84,704
                                                                                   2005   1.108       1.207        68,246
Dreyfus Investment Portfolios
 Dreyfus MidCap Stock Subaccount (Service Shares) (6/03).......................... 2008   1.263       1.238            --
                                                                                   2007   1.272       1.263        84,715
                                                                                   2006   1.206       1.272        85,324
                                                                                   2005   1.130       1.206        55,984
Dreyfus Socially Responsible Growth Fund, Inc.
 The Dreyfus Socially Responsible Growth Subaccount (Service Shares) (9/03)....... 2014   1.561       1.730            --
                                                                                   2013   1.189       1.561            --
                                                                                   2012   1.087       1.189            --
                                                                                   2011   1.102       1.087            --
                                                                                   2010   0.982       1.102            --
                                                                                   2009   0.751       0.982            --
                                                                                   2008   1.172       0.751            --
                                                                                   2007   1.113       1.172            --
                                                                                   2006   1.043       1.113            --
                                                                                   2005   1.030       1.043            --
DWS Investments VIT Funds
 Deutsche VIT Equity 500 Index Subaccount (Class B) (9/05)........................ 2008   1.166       1.107            --
                                                                                   2007   1.135       1.166       195,645
                                                                                   2006   1.006       1.135       194,699
                                                                                   2005   1.000       1.006       194,098
 Deutsche VIT RREEF Real Estate Securites Subaccount (Class B) (6/03)............. 2007   1.880       1.541       266,013
                                                                                   2006   1.399       1.880       232,788
                                                                                   2005   1.283       1.399       194,118
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (4/08) *.......................... 2014   1.749       1.770       572,224
                                                                                   2013   1.633       1.749       769,842
                                                                                   2012   1.431       1.633       882,635
                                                                                   2011   1.427       1.431     1,073,684
                                                                                   2010   1.258       1.427     1,214,565
                                                                                   2009   0.876       1.258       361,978
                                                                                   2008   1.176       0.876       385,139
 MIST FOF - Balanced Strategy Subaccount (Class B) (5/09)......................... 2014   1.457       1.456            --
                                                                                   2013   1.245       1.457     1,127,521
                                                                                   2012   1.116       1.245       738,328
                                                                                   2011   1.159       1.116       825,671
                                                                                   2010   1.041       1.159     1,158,647
                                                                                   2009   0.869       1.041     1,301,757
 MIST FOF - Growth Strategy Subaccount (Class B) (5/09)........................... 2014   1.571       1.561            --
                                                                                   2013   1.273       1.571     1,266,174
                                                                                   2012   1.123       1.273     1,637,125
                                                                                   2011   1.193       1.123     1,742,645
                                                                                   2010   1.054       1.193     1,927,428
                                                                                   2009   0.859       1.054     2,373,357

                         SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
 MIST FOF - Moderate Strategy Subaccount (Class B) (5/09)..................... 2014   1.438       1.442            --
                                                                               2013   1.285       1.438       378,341
                                                                               2012   1.167       1.285       347,287
                                                                               2011   1.193       1.167       360,312
                                                                               2010   1.083       1.193       629,188
                                                                               2009   0.919       1.083       840,281
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/07)........ 2014   2.096       1.926       736,395
                                                                               2013   2.248       2.096       814,761
                                                                               2012   1.927       2.248       894,572
                                                                               2011   2.410       1.927       964,999
                                                                               2010   1.984       2.410       943,029
                                                                               2009   1.197       1.984       892,303
                                                                               2008   2.739       1.197       905,065
                                                                               2007   2.180       2.739       676,155
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/08) *....... 2014   1.669       1.521       564,463
                                                                               2013   1.428       1.669       577,341
                                                                               2012   1.249       1.428       644,823
                                                                               2011   1.428       1.249       742,717
                                                                               2010   1.308       1.428       806,057
                                                                               2009   1.015       1.308       899,599
                                                                               2008   1.746       1.015       818,702
 MIST MLA Mid Cap Subaccount (Class B) (4/08)................................. 2013   1.038       1.123            --
                                                                               2012   1.006       1.038       305,079
                                                                               2011   1.084       1.006       411,374
                                                                               2010   0.901       1.084       344,056
                                                                               2009   0.672       0.901       471,353
                                                                               2008   1.068       0.672       476,038
 MIST Oppenheimer Global Equity Subaccount (Class B) (5/10)................... 2014   1.665       1.666       244,716
                                                                               2013   1.337       1.665       175,183
                                                                               2012   1.126       1.337       178,449
                                                                               2011   1.255       1.126       191,957
                                                                               2010   1.165       1.255       203,304
 MIST Pioneer Strategic Income Subaccount (Class E) (4/08).................... 2014   1.637       1.675     1,682,222
                                                                               2013   1.648       1.637     1,805,319
                                                                               2012   1.509       1.648     2,036,889
                                                                               2011   1.489       1.509     2,093,865
                                                                               2010   1.356       1.489     2,287,368
                                                                               2009   1.043       1.356     2,366,429
                                                                               2008   1.208       1.043       145,218
 MIST RCM Technology Subaccount (Class E) (5/10).............................. 2013   1.140       1.190            --
                                                                               2012   1.035       1.140        26,199
                                                                               2011   1.173       1.035        37,038
                                                                               2010   0.999       1.173        35,956
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/08) *............. 2014   1.294       1.436     2,002,123
                                                                               2013   0.988       1.294     3,673,400
                                                                               2012   0.855       0.988     3,990,959
                                                                               2011   0.909       0.855     4,560,706
                                                                               2010   0.793       0.909     5,475,523
                                                                               2009   0.683       0.793     5,861,192
                                                                               2008   1.032       0.683     6,465,586
 MIST T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08) *.............. 2014   2.042       2.257            --
                                                                               2013   1.526       2.042            --
                                                                               2012   1.371       1.526        10,335
                                                                               2011   1.422       1.371        24,967
                                                                               2010   1.137       1.422        32,540
                                                                               2009   0.798       1.137        21,254
                                                                               2008   1.292       0.798         6,630
 MIST Turner Mid Cap Growth Subaccount (Class B) (4/08)....................... 2013   1.313       1.414            --
                                                                               2012   1.264       1.313        75,995
                                                                               2011   1.394       1.264        74,073
                                                                               2010   1.119       1.394        78,094
                                                                               2009   0.776       1.119        78,879
                                                                               2008   1.426       0.776        72,325
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class B) (4/08)........................ 2014   1.180       1.235       198,383

                     SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2013   1.217       1.180        225,308
                                                                        2012   1.158       1.217        832,520
                                                                        2011   1.112       1.158        835,566
                                                                        2010   1.050       1.112        373,881
                                                                        2009   0.982       1.050        378,820
                                                                        2008   1.041       0.982        617,512
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08)............. 2014   1.417       1.523        205,776
                                                                        2013   1.098       1.417        686,834
                                                                        2012   0.983       1.098        692,250
                                                                        2011   0.983       0.983        735,373
                                                                        2010   0.922       0.983        878,941
                                                                        2009   0.847       0.922        974,718
                                                                        2008   1.247       0.847        869,587
 MSF BlackRock Money Market Subaccount (Class B) (4/08)................ 2014   1.432       1.403        170,333
                                                                        2013   1.462       1.432        173,851
                                                                        2012   1.493       1.462        221,689
                                                                        2011   1.523       1.493        214,935
                                                                        2010   1.555       1.523        199,993
                                                                        2009   1.583       1.555        200,325
                                                                        2008   1.582       1.583        346,922
 MSF FI Value Leaders Subaccount (Class B) (4/08) *.................... 2013   1.123       1.233             --
                                                                        2012   0.993       1.123         72,012
                                                                        2011   1.082       0.993        104,905
                                                                        2010   0.967       1.082        112,887
                                                                        2009   0.812       0.967        169,130
                                                                        2008   1.255       0.812        196,972
 MSF Frontier Mid Cap Growth Subaccount (Class B) (4/13)............... 2014   1.689       1.834         69,450
                                                                        2013   1.423       1.689         72,692
 MSF Jennison Growth Subaccount (Class B) (4/14)....................... 2014   1.181       1.329        571,728
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/14)........... 2014   1.289       1.319      1,989,660
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/14)........... 2014   1.277       1.317     10,719,815
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/14)........... 2014   1.252       1.299      4,585,211
 MSF MetLife Stock Index Subaccount (Class B) (4/08)................... 2014   1.440       1.596        944,536
                                                                        2013   1.116       1.440      1,224,084
                                                                        2012   0.987       1.116      1,415,781
                                                                        2011   0.991       0.987      1,594,495
                                                                        2010   0.884       0.991      2,213,548
                                                                        2009   0.716       0.884      2,295,293
                                                                        2008   1.106       0.716        151,951
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/06)............. 2014   1.311       1.392        452,526
                                                                        2013   1.128       1.311        480,571
                                                                        2012   1.034       1.128        318,644
                                                                        2011   1.033       1.034        274,228
                                                                        2010   0.961       1.033        224,192
                                                                        2009   0.829       0.961        226,540
                                                                        2008   1.089       0.829        201,892
                                                                        2007   1.068       1.089        131,504
                                                                        2006   1.003       1.068         45,191
 MSF MFS(Reg. TM) Value Subaccount (Class E) (4/08).................... 2014   1.749       1.896        104,759
                                                                        2013   1.316       1.749        122,357
                                                                        2012   1.155       1.316         73,435
                                                                        2011   1.169       1.155         77,845
                                                                        2010   1.073       1.169         77,756
                                                                        2009   0.907       1.073         77,566
                                                                        2008   1.305       0.907         96,735
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13).............. 2014   1.406       1.373        248,703
                                                                        2013   1.131       1.406        311,480
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)........ 2013   1.166       1.585        168,138
                                                                        2012   1.003       1.166         47,741
                                                                        2011   1.038       1.003         89,453
                                                                        2010   0.907       1.038         93,124
                                                                        2009   0.647       0.907        107,698
                                                                        2008   1.064       0.647         88,269
 MSF T. Rowe Price Large Cap Growth Subaccount (Class E) (4/13)........ 2014   1.505       1.606         66,264

                     SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2013   1.196       1.505        71,165
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........ 2014   1.965       2.053       732,633
                                                                        2013   1.391       1.965       956,416
                                                                        2012   1.225       1.391     1,050,417
                                                                        2011   1.233       1.225     1,221,513
                                                                        2010   0.934       1.233     1,273,867
                                                                        2009   0.688       0.934     1,433,813
                                                                        2008   1.050       0.688     1,522,492
 MSF WMC Balanced Subaccount (Class B) (4/08).......................... 2014   1.428       1.543       102,889
                                                                        2013   1.212       1.428       140,302
                                                                        2012   1.103       1.212       129,820
                                                                        2011   1.087       1.103       127,680
                                                                        2010   1.015       1.087       137,410
                                                                        2009   0.886       1.015       144,770
                                                                        2008   1.133       0.886       186,012
 MSF WMC Core Equity Opportunities Subaccount (Class B) (4/08)......... 2014   1.482       1.602        24,486
                                                                        2013   1.134       1.482        34,909
                                                                        2012   1.028       1.134        61,460
                                                                        2011   1.096       1.028        93,254
                                                                        2010   1.001       1.096       215,517
                                                                        2009   0.776       1.001       323,111
                                                                        2008   1.264       0.776       250,003





                           SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.10%
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Managed Volatility Subaccount (Series I) (7/03).......... 2014   2.084       2.460       105,336
                                                                        2013   1.921       2.084       163,379
                                                                        2012   1.894       1.921       267,933
                                                                        2011   1.661       1.894       365,035
                                                                        2010   1.596       1.661       466,672
                                                                        2009   1.418       1.596       502,387
                                                                        2008   2.141       1.418       609,912
                                                                        2007   1.812       2.141       841,706
                                                                        2006   1.475       1.812       954,561
                                                                        2005   1.289       1.475       656,810
Alger Portfolios
 Alger American Balanced Subaccount (Class S) (6/03)................... 2006   1.148       1.153            --
                                                                        2005   1.084       1.148     2,166,535
 Alger Capital Appreciation Subaccount (Class S) (7/03)................ 2014   2.622       2.913       168,787
                                                                        2013   1.987       2.622       193,630
                                                                        2012   1.721       1.987       334,124
                                                                        2011   1.769       1.721       349,190
                                                                        2010   1.590       1.769       449,870
                                                                        2009   1.077       1.590       570,495
                                                                        2008   2.010       1.077       611,970
                                                                        2007   1.541       2.010       658,846
                                                                        2006   1.323       1.541       600,391
                                                                        2005   1.184       1.323       642,291
Credit Suisse Trust
 Credit Suisse International Equity Flex II Subaccount (6/03).......... 2009   0.884       1.130            --
                                                                        2008   1.695       0.884       346,291
                                                                        2007   1.802       1.695       390,487
                                                                        2006   1.626       1.802       496,936
                                                                        2005   1.429       1.626       219,867
 Credit Suisse International Equity Flex III Subaccount (12/09)........ 2012   1.040       1.040            --
                                                                        2011   1.253       1.040            --
                                                                        2010   1.141       1.253       408,685
                                                                        2009   1.138       1.141       401,383
 Credit Suisse Trust Emerging Markets Subaccount (7/03)................ 2007   2.622       2.742            --

                     SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2006   2.020       2.622       948,578
                                                                        2005   1.613       2.020       735,007
Deutsche Variable Series I
 Deutsche Bond Subaccount (Class B) (6/05)............................. 2008   1.032       1.002            --
                                                                        2007   1.016       1.032        25,670
                                                                        2006   0.994       1.016        35,874
                                                                        2005   1.000       0.994        16,230
 Deutsche Capital Growth Subaccount (Class B) (7/03)................... 2014   1.857       1.795            --
                                                                        2013   1.413       1.857     1,082,103
                                                                        2012   1.249       1.413     1,548,184
                                                                        2011   1.339       1.249     1,912,417
                                                                        2010   1.175       1.339     1,689,027
                                                                        2009   0.949       1.175     1,854,414
                                                                        2008   1.451       0.949     2,033,540
                                                                        2007   1.321       1.451     2,742,057
                                                                        2006   1.247       1.321     3,473,765
                                                                        2005   1.173       1.247     2,534,205
 Deutsche Global Opportunities Subaccount (Class B) (7/03)............. 2010   1.568       1.679            --
                                                                        2009   1.084       1.568       512,175
                                                                        2008   2.222       1.084       561,168
                                                                        2007   2.083       2.222       668,194
                                                                        2006   1.745       2.083       714,356
                                                                        2005   1.510       1.745       757,456
 Deutsche Growth & Income Subaccount (Class B) (6/03).................. 2008   1.376       1.290            --
                                                                        2007   1.391       1.376     2,404,504
                                                                        2006   1.254       1.391     2,621,916
                                                                        2005   1.211       1.254     1,807,213
 Deutsche Health Care VIP Subaccount (Class B) (6/03).................. 2011   1.369       1.536            --
                                                                        2010   1.298       1.369       498,829
                                                                        2009   1.088       1.298       490,762
                                                                        2008   1.453       1.088       635,228
                                                                        2007   1.315       1.453       863,650
                                                                        2006   1.269       1.315     1,003,514
                                                                        2005   1.199       1.269     1,114,041
 Deutsche International Subaccount (Class B) (7/03).................... 2008   2.098       2.005            --
                                                                        2007   1.875       2.098     1,467,770
                                                                        2006   1.527       1.875     1,627,956
                                                                        2005   1.347       1.527     1,163,843
Deutsche Variable Series II
 Deutsche All Cap Growth Subaccount (Class B) (8/03)................... 2006   1.421       1.562            --
                                                                        2005   1.281       1.421       142,273
 Deutsche Balanced Subaccount (Class B) (7/03)......................... 2008   1.238       1.202            --
                                                                        2007   1.211       1.238     1,387,828
                                                                        2006   1.126       1.211     1,602,699
                                                                        2005   1.106       1.126     2,625,625
 Deutsche Blue Chip Subaccount (Class B) (6/03)........................ 2008   1.599       1.495            --
                                                                        2007   1.583       1.599     1,932,873
                                                                        2006   1.403       1.583     2,101,581
                                                                        2005   1.307       1.403     2,038,661
 Deutsche Conservative Allocation Subaccount (Class B) (8/04).......... 2009   0.892       0.897            --
                                                                        2008   1.181       0.892     3,124,376
                                                                        2007   1.152       1.181     2,704,269
                                                                        2006   1.081       1.152     2,957,982
                                                                        2005   1.058       1.081     1,989,815
 Deutsche Core Fixed Income Subaccount (Class B) (6/03)................ 2008   1.038       0.999            --
                                                                        2007   1.021       1.038     3,929,811
                                                                        2006   1.004       1.021     3,873,404
                                                                        2005   1.007       1.004     3,859,669
 Deutsche Davis Venture Value Subaccount (Class B) (7/03).............. 2008   1.542       1.492            --
                                                                        2007   1.512       1.542     3,599,725
                                                                        2006   1.350       1.512     3,690,537
                                                                        2005   1.262       1.350     3,830,850
 Deutsche Dreman Financial Services Subaccount (Class B) (7/03)........ 2006   1.201       1.254            --
                                                                        2005   1.232       1.201       832,423

                         SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
 Deutsche Dreman High Return Equity Subaccount (Class B) (6/03)................ 2008   1.509       1.436            --
                                                                                2007   1.575       1.509     3,997,268
                                                                                2006   1.361       1.575     4,454,829
                                                                                2005   1.292       1.361     3,262,513
 Deutsche Foreign Value Subaccount (Class B) (11/04)........................... 2006   1.128       1.350            --
                                                                                2005   1.053       1.128       716,445
 Deutsche Global Growth Subaccount (Class B) (8/03)............................ 2014   1.904       1.882            --
                                                                                2013   1.599       1.904       223,459
                                                                                2012   1.382       1.599       323,217
                                                                                2011   1.654       1.382       441,206
                                                                                2010   1.492       1.654       778,675
                                                                                2009   1.063       1.492       959,374
                                                                                2008   2.084       1.063     1,147,430
                                                                                2007   2.011       2.084     1,229,072
                                                                                2006   1.584       2.011     1,249,858
                                                                                2005   1.320       1.584       836,970
 Deutsche Government & Agency Securities VIP Subaccount (Class B) (6/03)....... 2014   1.185       1.218       446,034
                                                                                2013   1.251       1.185       478,659
                                                                                2012   1.246       1.251       723,684
                                                                                2011   1.188       1.246     1,790,816
                                                                                2010   1.142       1.188       954,585
                                                                                2009   1.083       1.142     1,297,195
                                                                                2008   1.058       1.083     1,913,418
                                                                                2007   1.024       1.058       876,256
                                                                                2006   1.008       1.024       958,146
                                                                                2005   1.007       1.008     1,168,837
 Deutsche Growth Allocation Subaccount (Class B) (9/04)........................ 2009   0.830       0.831            --
                                                                                2008   1.296       0.830     4,743,680
                                                                                2007   1.254       1.296     4,881,675
                                                                                2006   1.136       1.254     5,137,113
                                                                                2005   1.094       1.136     5,172,947
 Deutsche High Income Subaccount (Class B) (6/03).............................. 2008   1.287       1.270            --
                                                                                2007   1.307       1.287     1,619,083
                                                                                2006   1.212       1.307     1,763,728
                                                                                2005   1.197       1.212     1,911,764
 Deutsche Income Allocation Subaccount (Class B) (8/04)........................ 2006   1.055       1.071            --
                                                                                2005   1.041       1.055       899,597
 Deutsche Index 500 Subaccount (Class B) (7/03)................................ 2005   1.218       1.236            --
 Deutsche International Select Equity Subaccount (Class B) (7/03).............. 2008   2.169       2.089            --
                                                                                2007   1.907       2.169     1,605,393
                                                                                2006   1.557       1.907     1,643,932
                                                                                2005   1.395       1.557     1,692,178
 Deutsche Janus Growth & Income Subaccount (Class B) (7/03).................... 2008   1.464       1.403            --
                                                                                2007   1.408       1.464       654,542
                                                                                2006   1.331       1.408       649,885
                                                                                2005   1.217       1.331       725,320
 Deutsche Janus Growth Opportunities Subaccount (Class B) (7/03)............... 2006   1.279       1.260            --
                                                                                2005   1.219       1.279       152,552
 Deutsche Large Cap Core Subaccount (Class B) (12/04).......................... 2006   1.146       1.266            --
                                                                                2005   1.036       1.146       821,508
 Deutsche Large Cap Value Subaccount (Class B) (7/03).......................... 2008   1.542       1.518            --
                                                                                2007   1.397       1.542     1,273,342
                                                                                2006   1.241       1.397     1,430,291
                                                                                2005   1.247       1.241     1,246,418
 Deutsche MFS(Reg. TM) Strategic Value Subaccount (Class B) (8/03)............. 2006   1.254       1.288            --
                                                                                2005   1.289       1.254       628,928
 Deutsche Mid Cap Growth Subaccount (Class B) (8/03)........................... 2008   1.516       1.425            --
                                                                                2007   1.435       1.516       420,767
                                                                                2006   1.326       1.435       587,949
                                                                                2005   1.181       1.326       373,826
 Deutsche Moderate Allocation Subaccount (Class B) (8/04)...................... 2009   0.843       0.845            --

                           SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2008   1.237       0.843     7,112,932
                                                                                   2007   1.202       1.237     7,834,628
                                                                                   2006   1.106       1.202     8,155,084
                                                                                   2005   1.076       1.106     8,283,036
 Deutsche Money Market Subaccount (Class B) (7/03)................................ 2008   1.022       1.024            --
                                                                                   2007   0.997       1.022     1,819,256
                                                                                   2006   0.977       0.997     1,870,964
                                                                                   2005   0.974       0.977     3,508,631
 Deutsche Oak Strategic Equity Subaccount (Class B) (7/03)........................ 2006   1.102       1.121            --
                                                                                   2005   1.178       1.102       650,598
 Deutsche Small Cap Growth Subaccount (Class B) (7/03)............................ 2008   1.361       1.186            --
                                                                                   2007   1.314       1.361     1,300,291
                                                                                   2006   1.280       1.314     1,470,940
                                                                                   2005   1.225       1.280     1,460,234
 Deutsche Small Mid Cap Value VIP Subaccount (Class B) (7/03)..................... 2014   2.673       2.751       440,088
                                                                                   2013   2.027       2.673       556,754
                                                                                   2012   1.826       2.027       760,963
                                                                                   2011   1.990       1.826       870,219
                                                                                   2010   1.657       1.990     1,158,343
                                                                                   2009   1.309       1.657     1,274,291
                                                                                   2008   2.015       1.309     1,558,422
                                                                                   2007   2.005       2.015     2,115,868
                                                                                   2006   1.643       2.005     2,420,539
                                                                                   2005   1.528       1.643     2,470,673
 Deutsche Strategic Income Subaccount (Class B) (6/03)............................ 2008   1.141       1.140            --
                                                                                   2007   1.109       1.141     2,305,983
                                                                                   2006   1.041       1.109     2,259,878
                                                                                   2005   1.043       1.041     2,174,010
 Deutsche Technology Subaccount (Class B) (7/03).................................. 2010   1.099       1.135            --
                                                                                   2009   0.702       1.099       419,790
                                                                                   2008   1.338       0.702       469,265
                                                                                   2007   1.200       1.338       575,790
                                                                                   2006   1.221       1.200       762,250
                                                                                   2005   1.207       1.221       828,746
 Deutsche Turner Mid Cap Growth Subaccount (Class B) (7/03)....................... 2008   1.822       1.694            --
                                                                                   2007   1.487       1.822       930,568
                                                                                   2006   1.430       1.487     1,102,136
                                                                                   2005   1.313       1.430     1,068,837
Dreyfus Investment Portfolios
 Dreyfus MidCap Stock Subaccount (Service Shares) (6/03).......................... 2008   1.462       1.433            --
                                                                                   2007   1.473       1.462     1,957,357
                                                                                   2006   1.397       1.473     2,180,835
                                                                                   2005   1.310       1.397     2,272,159
Dreyfus Socially Responsible Growth Fund, Inc.
 The Dreyfus Socially Responsible Growth Subaccount (Service Shares) (9/03)....... 2014   1.761       1.950        18,343
                                                                                   2013   1.342       1.761        18,705
                                                                                   2012   1.227       1.342        31,248
                                                                                   2011   1.245       1.227        91,612
                                                                                   2010   1.110       1.245        45,999
                                                                                   2009   0.849       1.110        76,712
                                                                                   2008   1.326       0.849        83,716
                                                                                   2007   1.260       1.326       102,064
                                                                                   2006   1.181       1.260       127,439
                                                                                   2005   1.167       1.181       129,208
DWS Investments VIT Funds
 Deutsche VIT Equity 500 Index Subaccount (Class B) (9/05)........................ 2008   1.165       1.106            --
                                                                                   2007   1.134       1.165     1,744,123
                                                                                   2006   1.006       1.134     1,811,337
                                                                                   2005   1.000       1.006     2,015,491
 Deutsche VIT RREEF Real Estate Securites Subaccount (Class B) (6/03)............. 2007   2.179       1.785     1,335,618
                                                                                   2006   1.623       2.179     1,312,269
                                                                                   2005   1.489       1.623     1,397,745
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (4/08) *.......................... 2014   1.890       1.911     1,320,289

                         SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2013   1.765       1.890     1,858,484
                                                                               2012   1.547       1.765     2,391,821
                                                                               2011   1.543       1.547     2,589,883
                                                                               2010   1.361       1.543     3,279,515
                                                                               2009   0.948       1.361     1,233,432
                                                                               2008   1.273       0.948     1,177,727
 MIST FOF - Balanced Strategy Subaccount (Class B) (5/09)..................... 2014   1.450       1.449            --
                                                                               2013   1.240       1.450     4,668,067
                                                                               2012   1.112       1.240     5,201,582
                                                                               2011   1.155       1.112     5,637,695
                                                                               2010   1.038       1.155     6,000,820
                                                                               2009   0.867       1.038     6,668,015
 MIST FOF - Growth Strategy Subaccount (Class B) (5/09)....................... 2014   1.563       1.554            --
                                                                               2013   1.268       1.563     2,748,549
                                                                               2012   1.119       1.268     3,285,439
                                                                               2011   1.189       1.119     3,325,185
                                                                               2010   1.051       1.189     3,808,805
                                                                               2009   0.857       1.051     4,674,592
 MIST FOF - Moderate Strategy Subaccount (Class B) (5/09)..................... 2014   1.432       1.435            --
                                                                               2013   1.280       1.432     1,832,588
                                                                               2012   1.163       1.280     2,314,546
                                                                               2011   1.189       1.163     2,545,499
                                                                               2010   1.080       1.189     2,749,389
                                                                               2009   0.916       1.080     3,004,317
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/07)........ 2014   2.611       2.398       173,910
                                                                               2013   2.801       2.611       197,736
                                                                               2012   2.402       2.801       354,785
                                                                               2011   3.007       2.402       291,664
                                                                               2010   2.477       3.007       708,126
                                                                               2009   1.495       2.477       869,563
                                                                               2008   3.422       1.495       703,957
                                                                               2007   2.725       3.422       806,173
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/08) *....... 2014   2.098       1.912       731,003
                                                                               2013   1.797       2.098       881,159
                                                                               2012   1.572       1.797     1,519,887
                                                                               2011   1.798       1.572     1,846,593
                                                                               2010   1.649       1.798     2,295,120
                                                                               2009   1.280       1.649     2,528,677
                                                                               2008   2.202       1.280     3,009,570
 MIST MLA Mid Cap Subaccount (Class B) (4/08)................................. 2013   1.034       1.119            --
                                                                               2012   1.003       1.034     2,902,562
                                                                               2011   1.081       1.003     3,074,157
                                                                               2010   0.899       1.081     2,967,256
                                                                               2009   0.671       0.899     2,853,449
                                                                               2008   1.066       0.671     3,150,125
 MIST Oppenheimer Global Equity Subaccount (Class B) (5/10)................... 2014   1.947       1.947       386,395
                                                                               2013   1.564       1.947       233,411
                                                                               2012   1.318       1.564       401,820
                                                                               2011   1.470       1.318       504,260
                                                                               2010   1.364       1.470       628,613
 MIST Pioneer Strategic Income Subaccount (Class E) (4/08).................... 2014   1.543       1.578     1,849,473
                                                                               2013   1.554       1.543     2,337,105
                                                                               2012   1.424       1.554     3,355,938
                                                                               2011   1.405       1.424     3,917,304
                                                                               2010   1.281       1.405     4,621,907
                                                                               2009   0.985       1.281     4,434,575
                                                                               2008   1.142       0.985     1,931,637
 MIST RCM Technology Subaccount (Class E) (5/10).............................. 2013   1.319       1.377            --
                                                                               2012   1.198       1.319       284,187
                                                                               2011   1.359       1.198       438,451
                                                                               2010   1.158       1.359       403,357
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/08) *............. 2014   1.289       1.430     3,021,340

                      SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                    UNIT      UNIT     NUMBER OF
                                                                                   VALUE      VALUE      UNITS
                                                                                     AT        AT     OUTSTANDING
                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                            YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                         2013   0.984       1.289     3,979,979
                                                                         2012   0.852       0.984     4,676,693
                                                                         2011   0.906       0.852     5,485,937
                                                                         2010   0.791       0.906     6,124,371
                                                                         2009   0.682       0.791     6,409,257
                                                                         2008   1.031       0.682     7,175,990
 MIST T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08) *........ 2014   2.251       2.486        52,084
                                                                         2013   1.683       2.251        73,345
                                                                         2012   1.512       1.683       117,340
                                                                         2011   1.570       1.512       183,060
                                                                         2010   1.256       1.570       412,024
                                                                         2009   0.882       1.256       416,617
                                                                         2008   1.428       0.882       424,063
 MIST Turner Mid Cap Growth Subaccount (Class B) (4/08)................. 2013   1.549       1.668            --
                                                                         2012   1.493       1.549       301,514
                                                                         2011   1.647       1.493       396,210
                                                                         2010   1.323       1.647       480,810
                                                                         2009   0.918       1.323       703,170
                                                                         2008   1.687       0.918       640,892
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class B) (4/08).................. 2014   1.134       1.186     2,067,424
                                                                         2013   1.169       1.134     2,266,861
                                                                         2012   1.113       1.169     2,955,522
                                                                         2011   1.069       1.113     3,054,664
                                                                         2010   1.011       1.069     3,139,526
                                                                         2009   0.945       1.011     3,104,653
                                                                         2008   1.002       0.945     3,507,147
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08).............. 2014   1.622       1.742     1,192,234
                                                                         2013   1.257       1.622     1,509,343
                                                                         2012   1.127       1.257     2,156,064
                                                                         2011   1.127       1.127     2,604,968
                                                                         2010   1.057       1.127     3,093,929
                                                                         2009   0.972       1.057     3,322,451
                                                                         2008   1.431       0.972     3,479,749
 MSF BlackRock Money Market Subaccount (Class B) (4/08)................. 2014   1.654       1.620     1,282,254
                                                                         2013   1.689       1.654     1,502,115
                                                                         2012   1.726       1.689     1,806,133
                                                                         2011   1.762       1.726     2,163,822
                                                                         2010   1.799       1.762     2,224,729
                                                                         2009   1.833       1.799     2,031,702
                                                                         2008   1.832       1.833     3,137,526
 MSF FI Value Leaders Subaccount (Class B) (4/08) *..................... 2013   1.334       1.465            --
                                                                         2012   1.180       1.334       852,035
                                                                         2011   1.287       1.180       947,265
                                                                         2010   1.150       1.287     1,109,552
                                                                         2009   0.967       1.150     1,302,981
                                                                         2008   1.494       0.967     1,554,340
 MSF Frontier Mid Cap Growth Subaccount (Class B) (4/13)................ 2014   1.992       2.163        95,532
                                                                         2013   1.679       1.992       139,287
 MSF Jennison Growth Subaccount (Class B) (4/14)........................ 2014   1.177       1.323     1,946,717
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/14)............ 2014   1.284       1.313     2,025,688
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/14)............ 2014   1.272       1.311     6,244,445
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/14)............ 2014   1.247       1.293     3,686,782
 MSF MetLife Stock Index Subaccount (Class B) (4/08).................... 2014   1.434       1.589     1,097,075
                                                                         2013   1.112       1.434     1,369,313
                                                                         2012   0.984       1.112     2,043,442
                                                                         2011   0.989       0.984     2,591,385
                                                                         2010   0.882       0.989     3,124,317
                                                                         2009   0.715       0.882     3,478,120
                                                                         2008   1.105       0.715     1,872,860
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/06).............. 2014   1.306       1.386       693,712

                     SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2013   1.124       1.306       793,209
                                                                        2012   1.031       1.124     1,309,935
                                                                        2011   1.031       1.031     1,577,941
                                                                        2010   0.959       1.031     1,909,167
                                                                        2009   0.828       0.959     1,576,510
                                                                        2008   1.088       0.828     1,966,414
                                                                        2007   1.068       1.088     2,808,573
                                                                        2006   1.003       1.068     2,857,017
 MSF MFS(Reg. TM) Value Subaccount (Class E) (4/08).................... 2014   2.026       2.195       646,807
                                                                        2013   1.526       2.026       778,770
                                                                        2012   1.339       1.526       672,879
                                                                        2011   1.356       1.339       779,830
                                                                        2010   1.245       1.356       798,068
                                                                        2009   1.054       1.245       851,254
                                                                        2008   1.516       1.054     1,021,761
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13).............. 2014   1.400       1.367     1,236,319
                                                                        2013   1.126       1.400     1,653,257
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)........ 2013   1.162       1.579       424,928
                                                                        2012   1.000       1.162       822,193
                                                                        2011   1.035       1.000       966,079
                                                                        2010   0.906       1.035     1,387,967
                                                                        2009   0.647       0.906     1,445,643
                                                                        2008   1.063       0.647     1,573,780
 MSF T. Rowe Price Large Cap Growth Subaccount (Class E) (4/13)........ 2014   1.740       1.856       375,487
                                                                        2013   1.384       1.740       479,988
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........ 2014   2.217       2.315       845,770
                                                                        2013   1.570       2.217     1,125,805
                                                                        2012   1.384       1.570     1,553,187
                                                                        2011   1.393       1.384     1,822,681
                                                                        2010   1.056       1.393     2,374,998
                                                                        2009   0.778       1.056     2,841,948
                                                                        2008   1.188       0.778     2,729,993
 MSF WMC Balanced Subaccount (Class B) (4/08).......................... 2014   1.508       1.629       297,987
                                                                        2013   1.281       1.508       381,344
                                                                        2012   1.167       1.281       519,387
                                                                        2011   1.150       1.167       755,949
                                                                        2010   1.074       1.150       891,260
                                                                        2009   0.938       1.074       887,171
                                                                        2008   1.200       0.938       946,344
 MSF WMC Core Equity Opportunities Subaccount (Class B) (4/08)......... 2014   1.736       1.876       737,971
                                                                        2013   1.330       1.736       895,703
                                                                        2012   1.206       1.330     1,463,051
                                                                        2011   1.286       1.206     1,713,212
                                                                        2010   1.176       1.286     2,268,519
                                                                        2009   0.912       1.176     2,493,169
                                                                        2008   1.485       0.912     2,901,846





                          SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.15%
                                                                                 UNIT      UNIT     NUMBER OF
                                                                                VALUE      VALUE      UNITS
                                                                                  AT        AT     OUTSTANDING
                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                         YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Managed Volatility Subaccount (Series I) (7/03)........ 2014   2.073       2.446           --
                                                                      2013   1.912       2.073           --
                                                                      2012   1.886       1.912           --
                                                                      2011   1.655       1.886          509
                                                                      2010   1.590       1.655        6,125
                                                                      2009   1.414       1.590       30,787
                                                                      2008   2.136       1.414       33,289
                                                                      2007   1.809       2.136       35,212
                                                                      2006   1.473       1.809       36,298
                                                                      2005   1.288       1.473       27,874

                     SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
Alger Portfolios
 Alger American Balanced Subaccount (Class S) (6/03)................... 2006   1.146       1.151           --
                                                                        2005   1.083       1.146       26,390
 Alger Capital Appreciation Subaccount (Class S) (7/03)................ 2014   2.608       2.896           --
                                                                        2013   1.977       2.608           --
                                                                        2012   1.714       1.977           --
                                                                        2011   1.762       1.714           --
                                                                        2010   1.584       1.762           --
                                                                        2009   1.074       1.584           --
                                                                        2008   2.005       1.074           --
                                                                        2007   1.539       2.005           --
                                                                        2006   1.321       1.539           --
                                                                        2005   1.183       1.321           --
Credit Suisse Trust
 Credit Suisse International Equity Flex II Subaccount (6/03).......... 2009   0.881       1.126           --
                                                                        2008   1.691       0.881        6,678
                                                                        2007   1.799       1.691        6,678
                                                                        2006   1.624       1.799        6,678
                                                                        2005   1.428       1.624        6,678
 Credit Suisse International Equity Flex III Subaccount (12/09)........ 2012   1.036       1.036           --
                                                                        2011   1.249       1.036           --
                                                                        2010   1.137       1.249        6,672
                                                                        2009   1.134       1.137        6,675
 Credit Suisse Trust Emerging Markets Subaccount (7/03)................ 2007   2.617       2.737           --
                                                                        2006   2.018       2.617        8,765
                                                                        2005   1.611       2.018        8,920
Deutsche Variable Series I
 Deutsche Bond Subaccount (Class B) (6/05)............................. 2008   1.031       1.001           --
                                                                        2007   1.015       1.031           --
                                                                        2006   0.994       1.015           --
                                                                        2005   1.000       0.994           --
 Deutsche Capital Growth Subaccount (Class B) (7/03)................... 2014   1.847       1.785           --
                                                                        2013   1.407       1.847           --
                                                                        2012   1.243       1.407           --
                                                                        2011   1.334       1.243        1,339
                                                                        2010   1.171       1.334        8,255
                                                                        2009   0.946       1.171        8,251
                                                                        2008   1.447       0.946        8,144
                                                                        2007   1.318       1.447        8,212
                                                                        2006   1.245       1.318        8,238
                                                                        2005   1.173       1.245        1,382
 Deutsche Global Opportunities Subaccount (Class B) (7/03)............. 2010   1.562       1.673           --
                                                                        2009   1.081       1.562       29,212
                                                                        2008   2.217       1.081       33,731
                                                                        2007   2.080       2.217       27,736
                                                                        2006   1.743       2.080       26,032
                                                                        2005   1.508       1.743       22,732
 Deutsche Growth & Income Subaccount (Class B) (6/03).................. 2008   1.372       1.287           --
                                                                        2007   1.389       1.372       31,434
                                                                        2006   1.252       1.389       31,379
                                                                        2005   1.210       1.252       22,924
 Deutsche Health Care VIP Subaccount (Class B) (6/03).................. 2011   1.364       1.530           --
                                                                        2010   1.294       1.364        6,457
                                                                        2009   1.085       1.294        6,457
                                                                        2008   1.450       1.085        6,457
                                                                        2007   1.312       1.450        6,457
                                                                        2006   1.268       1.312        6,457
                                                                        2005   1.198       1.268        6,457
 Deutsche International Subaccount (Class B) (7/03).................... 2008   2.093       2.000           --
                                                                        2007   1.872       2.093       15,494
                                                                        2006   1.525       1.872       15,872
                                                                        2005   1.346       1.525        9,297
Deutsche Variable Series II
 Deutsche All Cap Growth Subaccount (Class B) (8/03)................... 2006   1.419       1.559           --
                                                                        2005   1.280       1.419        5,819

                         SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
 Deutsche Balanced Subaccount (Class B) (7/03)................................. 2008   1.235       1.199            --
                                                                                2007   1.209       1.235            --
                                                                                2006   1.124       1.209            --
                                                                                2005   1.106       1.124            --
 Deutsche Blue Chip Subaccount (Class B) (6/03)................................ 2008   1.595       1.491            --
                                                                                2007   1.580       1.595        55,227
                                                                                2006   1.402       1.580        56,951
                                                                                2005   1.306       1.402        58,860
 Deutsche Conservative Allocation Subaccount (Class B) (8/04).................. 2009   0.890       0.895            --
                                                                                2008   1.179       0.890       539,006
                                                                                2007   1.151       1.179       541,761
                                                                                2006   1.080       1.151       541,460
                                                                                2005   1.057       1.080       540,961
 Deutsche Core Fixed Income Subaccount (Class B) (6/03)........................ 2008   1.035       0.997            --
                                                                                2007   1.020       1.035        15,221
                                                                                2006   1.003       1.020        14,843
                                                                                2005   1.006       1.003        14,558
 Deutsche Davis Venture Value Subaccount (Class B) (7/03)...................... 2008   1.538       1.488            --
                                                                                2007   1.509       1.538        35,874
                                                                                2006   1.348       1.509        31,278
                                                                                2005   1.261       1.348        23,286
 Deutsche Dreman Financial Services Subaccount (Class B) (7/03)................ 2006   1.200       1.252            --
                                                                                2005   1.231       1.200         6,626
 Deutsche Dreman High Return Equity Subaccount (Class B) (6/03)................ 2008   1.505       1.432            --
                                                                                2007   1.572       1.505        78,625
                                                                                2006   1.359       1.572        73,795
                                                                                2005   1.291       1.359        30,860
 Deutsche Foreign Value Subaccount (Class B) (11/04)........................... 2006   1.128       1.348            --
                                                                                2005   1.053       1.128         9,475
 Deutsche Global Growth Subaccount (Class B) (8/03)............................ 2014   1.894       1.872            --
                                                                                2013   1.591       1.894            --
                                                                                2012   1.376       1.591            --
                                                                                2011   1.648       1.376            --
                                                                                2010   1.487       1.648            --
                                                                                2009   1.061       1.487            --
                                                                                2008   2.079       1.061            --
                                                                                2007   2.007       2.079            --
                                                                                2006   1.582       2.007            --
                                                                                2005   1.319       1.582            --
 Deutsche Government & Agency Securities VIP Subaccount (Class B) (6/03)....... 2014   1.179       1.211            --
                                                                                2013   1.245       1.179            --
                                                                                2012   1.241       1.245       101,049
                                                                                2011   1.183       1.241       107,860
                                                                                2010   1.138       1.183       112,397
                                                                                2009   1.080       1.138       171,831
                                                                                2008   1.055       1.080       179,760
                                                                                2007   1.022       1.055         8,165
                                                                                2006   1.007       1.022         7,580
                                                                                2005   1.006       1.007         7,112
 Deutsche Growth Allocation Subaccount (Class B) (9/04)........................ 2009   0.829       0.829            --
                                                                                2008   1.294       0.829       224,959
                                                                                2007   1.252       1.294       252,411
                                                                                2006   1.135       1.252       266,980
                                                                                2005   1.094       1.135       267,712
 Deutsche High Income Subaccount (Class B) (6/03).............................. 2008   1.284       1.267            --
                                                                                2007   1.305       1.284        37,338
                                                                                2006   1.211       1.305        38,545
                                                                                2005   1.196       1.211        27,727
 Deutsche Income Allocation Subaccount (Class B) (8/04)........................ 2006   1.054       1.070            --
                                                                                2005   1.041       1.054            --
 Deutsche Index 500 Subaccount (Class B) (7/03)................................ 2005   1.217       1.235            --
 Deutsche International Select Equity Subaccount (Class B) (7/03).............. 2008   2.164       2.084            --

                      SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2007   1.903       2.164        20,545
                                                                          2006   1.555       1.903        20,507
                                                                          2005   1.393       1.555        17,186
 Deutsche Janus Growth & Income Subaccount (Class B) (7/03).............. 2008   1.461       1.400            --
                                                                          2007   1.405       1.461        10,596
                                                                          2006   1.329       1.405        10,040
                                                                          2005   1.216       1.329        10,511
 Deutsche Janus Growth Opportunities Subaccount (Class B) (7/03)......... 2006   1.277       1.257            --
                                                                          2005   1.218       1.277            --
 Deutsche Large Cap Core Subaccount (Class B) (12/04).................... 2006   1.145       1.264            --
                                                                          2005   1.036       1.145         9,127
 Deutsche Large Cap Value Subaccount (Class B) (7/03).................... 2008   1.538       1.514            --
                                                                          2007   1.394       1.538        43,104
                                                                          2006   1.239       1.394        44,693
                                                                          2005   1.246       1.239        45,703
 Deutsche MFS(Reg. TM) Strategic Value Subaccount (Class B) (8/03)....... 2006   1.253       1.286            --
                                                                          2005   1.288       1.253        24,492
 Deutsche Mid Cap Growth Subaccount (Class B) (8/03)..................... 2008   1.513       1.422            --
                                                                          2007   1.432       1.513           591
                                                                          2006   1.324       1.432           655
                                                                          2005   1.180       1.324           652
 Deutsche Moderate Allocation Subaccount (Class B) (8/04)................ 2009   0.842       0.843            --
                                                                          2008   1.235       0.842       465,661
                                                                          2007   1.201       1.235       466,066
                                                                          2006   1.106       1.201       466,221
                                                                          2005   1.075       1.106       466,120
 Deutsche Money Market Subaccount (Class B) (7/03)....................... 2008   1.019       1.022            --
                                                                          2007   0.995       1.019         7,618
                                                                          2006   0.976       0.995         7,819
                                                                          2005   0.973       0.976         8,151
 Deutsche Oak Strategic Equity Subaccount (Class B) (7/03)............... 2006   1.100       1.119            --
                                                                          2005   1.177       1.100            --
 Deutsche Small Cap Growth Subaccount (Class B) (7/03)................... 2008   1.358       1.183            --
                                                                          2007   1.312       1.358        16,806
                                                                          2006   1.279       1.312        17,242
                                                                          2005   1.224       1.279        17,631
 Deutsche Small Mid Cap Value VIP Subaccount (Class B) (7/03)............ 2014   2.659       2.735         9,423
                                                                          2013   2.017       2.659        10,532
                                                                          2012   1.818       2.017        14,035
                                                                          2011   1.983       1.818        26,018
                                                                          2010   1.652       1.983        33,971
                                                                          2009   1.305       1.652        38,425
                                                                          2008   2.011       1.305        40,495
                                                                          2007   2.001       2.011        42,663
                                                                          2006   1.641       2.001        40,755
                                                                          2005   1.527       1.641        37,810
 Deutsche Strategic Income Subaccount (Class B) (6/03)................... 2008   1.138       1.137            --
                                                                          2007   1.107       1.138        47,891
                                                                          2006   1.040       1.107        43,741
                                                                          2005   1.043       1.040        35,419
 Deutsche Technology Subaccount (Class B) (7/03)......................... 2010   1.095       1.131            --
                                                                          2009   0.700       1.095           793
                                                                          2008   1.335       0.700           782
                                                                          2007   1.198       1.335           734
                                                                          2006   1.219       1.198           803
                                                                          2005   1.206       1.219           718
 Deutsche Turner Mid Cap Growth Subaccount (Class B) (7/03).............. 2008   1.818       1.690            --
                                                                          2007   1.485       1.818        12,158
                                                                          2006   1.428       1.485        12,192
                                                                          2005   1.312       1.428        12,220
Dreyfus Investment Portfolios
 Dreyfus MidCap Stock Subaccount (Service Shares) (6/03)................. 2008   1.459       1.429            --

                           SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2007   1.470       1.459        24,687
                                                                                   2006   1.395       1.470        24,914
                                                                                   2005   1.309       1.395        25,487
Dreyfus Socially Responsible Growth Fund, Inc.
 The Dreyfus Socially Responsible Growth Subaccount (Service Shares) (9/03)....... 2014   1.751       1.939            --
                                                                                   2013   1.335       1.751            --
                                                                                   2012   1.222       1.335            --
                                                                                   2011   1.240       1.222            --
                                                                                   2010   1.106       1.240            --
                                                                                   2009   0.847       1.106            --
                                                                                   2008   1.323       0.847            --
                                                                                   2007   1.258       1.323            --
                                                                                   2006   1.179       1.258            --
                                                                                   2005   1.166       1.179            --
DWS Investments VIT Funds
 Deutsche VIT Equity 500 Index Subaccount (Class B) (9/05)........................ 2008   1.163       1.105            --
                                                                                   2007   1.134       1.163        42,574
                                                                                   2006   1.005       1.134        44,072
                                                                                   2005   1.000       1.005        31,648
 Deutsche VIT RREEF Real Estate Securites Subaccount (Class B) (6/03)............. 2007   2.175       1.781        39,712
                                                                                   2006   1.621       2.175        40,659
                                                                                   2005   1.487       1.621        33,069
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (4/08) *.......................... 2014   1.880       1.900       104,494
                                                                                   2013   1.756       1.880       105,706
                                                                                   2012   1.540       1.756       139,453
                                                                                   2011   1.537       1.540       146,598
                                                                                   2010   1.357       1.537       173,962
                                                                                   2009   0.945       1.357        32,036
                                                                                   2008   1.270       0.945        35,272
 MIST FOF - Balanced Strategy Subaccount (Class B) (5/09)......................... 2014   1.443       1.442            --
                                                                                   2013   1.235       1.443       466,508
                                                                                   2012   1.108       1.235       466,010
                                                                                   2011   1.151       1.108       466,098
                                                                                   2010   1.036       1.151       466,035
                                                                                   2009   0.865       1.036       465,988
 MIST FOF - Growth Strategy Subaccount (Class B) (5/09)........................... 2014   1.556       1.546            --
                                                                                   2013   1.263       1.556       187,379
                                                                                   2012   1.115       1.263       194,427
                                                                                   2011   1.185       1.115       200,676
                                                                                   2010   1.048       1.185       207,670
                                                                                   2009   0.855       1.048       215,069
 MIST FOF - Moderate Strategy Subaccount (Class B) (5/09)......................... 2014   1.425       1.428            --
                                                                                   2013   1.274       1.425       517,884
                                                                                   2012   1.159       1.274       521,262
                                                                                   2011   1.185       1.159       526,332
                                                                                   2010   1.077       1.185       531,202
                                                                                   2009   0.914       1.077       536,607
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/07)............ 2014   2.598       2.384            --
                                                                                   2013   2.788       2.598            --
                                                                                   2012   2.392       2.788            --
                                                                                   2011   2.996       2.392            --
                                                                                   2010   2.468       2.996         5,487
                                                                                   2009   1.491       2.468         5,487
                                                                                   2008   3.414       1.491         5,487
                                                                                   2007   2.719       3.414         8,626
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/08) *........... 2014   2.087       1.901        12,962
                                                                                   2013   1.788       2.087        12,927
                                                                                   2012   1.566       1.788        16,962
                                                                                   2011   1.791       1.566        16,546
                                                                                   2010   1.643       1.791        23,282
                                                                                   2009   1.276       1.643        27,209
                                                                                   2008   2.197       1.276        29,520
 MIST MLA Mid Cap Subaccount (Class B) (4/08)..................................... 2013   1.030       1.114            --

                      SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2012   1.000       1.030        74,774
                                                                          2011   1.078       1.000        81,209
                                                                          2010   0.897       1.078        95,612
                                                                          2009   0.670       0.897       102,789
                                                                          2008   1.064       0.670       110,720
 MIST Oppenheimer Global Equity Subaccount (Class B) (5/10).............. 2014   1.936       1.936        13,123
                                                                          2013   1.556       1.936        14,249
                                                                          2012   1.313       1.556        16,107
                                                                          2011   1.464       1.313        16,397
                                                                          2010   1.359       1.464        33,177
 MIST Pioneer Strategic Income Subaccount (Class E) (4/08)............... 2014   1.535       1.569       100,723
                                                                          2013   1.546       1.535       115,289
                                                                          2012   1.418       1.546       115,675
                                                                          2011   1.400       1.418       122,902
                                                                          2010   1.277       1.400       147,323
                                                                          2009   0.983       1.277       114,049
                                                                          2008   1.139       0.983        30,856
 MIST RCM Technology Subaccount (Class E) (5/10)......................... 2013   1.313       1.370            --
                                                                          2012   1.193       1.313            --
                                                                          2011   1.354       1.193           638
                                                                          2010   1.154       1.354           731
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/08) *........ 2014   1.284       1.424        43,225
                                                                          2013   0.981       1.284        40,639
                                                                          2012   0.850       0.981        45,447
                                                                          2011   0.904       0.850       101,681
                                                                          2010   0.790       0.904        45,600
                                                                          2009   0.681       0.790        72,747
                                                                          2008   1.030       0.681        72,174
 MIST T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08) *......... 2014   2.239       2.472            --
                                                                          2013   1.675       2.239            --
                                                                          2012   1.506       1.675            --
                                                                          2011   1.564       1.506           555
                                                                          2010   1.252       1.564           614
                                                                          2009   0.879       1.252           697
                                                                          2008   1.425       0.879           644
 MIST Turner Mid Cap Growth Subaccount (Class B) (4/08).................. 2013   1.542       1.660            --
                                                                          2012   1.486       1.542            --
                                                                          2011   1.641       1.486           516
                                                                          2010   1.319       1.641        12,213
                                                                          2009   0.915       1.319        12,293
                                                                          2008   1.683       0.915        12,155
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class B) (4/08)................... 2014   1.128       1.179            --
                                                                          2013   1.164       1.128            --
                                                                          2012   1.109       1.164         1,458
                                                                          2011   1.065       1.109         3,255
                                                                          2010   1.007       1.065        13,148
                                                                          2009   0.943       1.007        14,041
                                                                          2008   1.000       0.943        15,141
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08)............... 2014   1.613       1.732        18,862
                                                                          2013   1.251       1.613        21,557
                                                                          2012   1.122       1.251        25,111
                                                                          2011   1.123       1.122        26,797
                                                                          2010   1.053       1.123        51,616
                                                                          2009   0.969       1.053        53,392
                                                                          2008   1.428       0.969        52,300
 MSF BlackRock Money Market Subaccount (Class B) (4/08).................. 2014   1.646       1.611            --
                                                                          2013   1.681       1.646            --
                                                                          2012   1.718       1.681            --
                                                                          2011   1.755       1.718        17,340
                                                                          2010   1.794       1.755        13,252
                                                                          2009   1.828       1.794        35,962
                                                                          2008   1.828       1.828        38,445
 MSF FI Value Leaders Subaccount (Class B) (4/08) *...................... 2013   1.328       1.458            --

                     SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2012   1.175       1.328            --
                                                                        2011   1.282       1.175            --
                                                                        2010   1.146       1.282        16,405
                                                                        2009   0.964       1.146        16,405
                                                                        2008   1.491       0.964        16,405
 MSF Frontier Mid Cap Growth Subaccount (Class B) (4/13)............... 2014   1.982       2.150            --
                                                                        2013   1.671       1.982            --
 MSF Jennison Growth Subaccount (Class B) (4/14)....................... 2014   1.172       1.317       198,895
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/14)........... 2014   1.278       1.308       118,406
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/14)........... 2014   1.267       1.306       516,718
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/14)........... 2014   1.242       1.288       831,274
 MSF MetLife Stock Index Subaccount (Class B) (4/08)................... 2014   1.428       1.581        16,689
                                                                        2013   1.108       1.428        34,598
                                                                        2012   0.981       1.108        51,683
                                                                        2011   0.986       0.981        56,684
                                                                        2010   0.880       0.986        56,735
                                                                        2009   0.714       0.880        73,571
                                                                        2008   1.103       0.714            --
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/06)............. 2014   1.301       1.380        71,997
                                                                        2013   1.120       1.301        71,997
                                                                        2012   1.028       1.120       106,720
                                                                        2011   1.028       1.028       136,976
                                                                        2010   0.957       1.028       136,989
                                                                        2009   0.827       0.957       137,002
                                                                        2008   1.088       0.827        30,295
                                                                        2007   1.067       1.088        30,295
                                                                        2006   1.003       1.067        30,295
 MSF MFS(Reg. TM) Value Subaccount (Class E) (4/08).................... 2014   2.016       2.183            --
                                                                        2013   1.518       2.016            --
                                                                        2012   1.333       1.518         5,244
                                                                        2011   1.351       1.333         6,693
                                                                        2010   1.241       1.351         6,566
                                                                        2009   1.051       1.241        10,898
                                                                        2008   1.513       1.051        10,968
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13).............. 2014   1.394       1.360        57,999
                                                                        2013   1.122       1.394        60,534
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)........ 2013   1.158       1.573            --
                                                                        2012   0.997       1.158         7,319
                                                                        2011   1.033       0.997         7,360
                                                                        2010   0.904       1.033         7,536
                                                                        2009   0.646       0.904        16,172
                                                                        2008   1.062       0.646        14,189
 MSF T. Rowe Price Large Cap Growth Subaccount (Class E) (4/13)........ 2014   1.731       1.845            --
                                                                        2013   1.377       1.731            --
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........ 2014   2.205       2.302           576
                                                                        2013   1.563       2.205         5,814
                                                                        2012   1.378       1.563        23,493
                                                                        2011   1.388       1.378        23,932
                                                                        2010   1.053       1.388        25,650
                                                                        2009   0.776       1.053        25,769
                                                                        2008   1.185       0.776        25,873
 MSF WMC Balanced Subaccount (Class B) (4/08).......................... 2014   1.500       1.620            --
                                                                        2013   1.275       1.500            --
                                                                        2012   1.162       1.275            --
                                                                        2011   1.146       1.162            --
                                                                        2010   1.071       1.146            --
                                                                        2009   0.935       1.071            --
                                                                        2008   1.197       0.935            --
 MSF WMC Core Equity Opportunities Subaccount (Class B) (4/08)......... 2014   1.727       1.866        17,497

SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.15%
                       (CONTINUED)
                            UNIT      UNIT     NUMBER OF
                           VALUE      VALUE      UNITS
                             AT        AT     OUTSTANDING
                         BEGINNING   END OF       AT
PORTFOLIO NAME    YEAR    OF YEAR     YEAR    END OF YEAR
---------------- ------ ----------- -------- ------------
                 2013   1.323       1.727    20,292
                 2012   1.201       1.323    23,603
                 2011   1.282       1.201    23,295
                 2010   1.172       1.282    33,988
                 2009   0.910       1.172    36,657
                 2008   1.482       0.910    39,817





                           SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.20%
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Managed Volatility Subaccount (Series I) (7/03).......... 2014   2.062       2.432        19,140
                                                                        2013   1.903       2.062        21,969
                                                                        2012   1.878       1.903        21,891
                                                                        2011   1.648       1.878        27,064
                                                                        2010   1.585       1.648        28,328
                                                                        2009   1.410       1.585        41,455
                                                                        2008   2.131       1.410        54,556
                                                                        2007   1.806       2.131        75,232
                                                                        2006   1.471       1.806        42,429
                                                                        2005   1.287       1.471        42,909
Alger Portfolios
 Alger American Balanced Subaccount (Class S) (6/03)................... 2006   1.145       1.149            --
                                                                        2005   1.082       1.145        95,072
 Alger Capital Appreciation Subaccount (Class S) (7/03)................ 2014   2.595       2.880        84,450
                                                                        2013   1.968       2.595        84,738
                                                                        2012   1.706       1.968        90,009
                                                                        2011   1.755       1.706        95,324
                                                                        2010   1.579       1.755       125,689
                                                                        2009   1.071       1.579       311,211
                                                                        2008   2.001       1.071       352,566
                                                                        2007   1.536       2.001       320,891
                                                                        2006   1.320       1.536       322,325
                                                                        2005   1.182       1.320        56,870
Credit Suisse Trust
 Credit Suisse International Equity Flex II Subaccount (6/03).......... 2009   0.879       1.123            --
                                                                        2008   1.687       0.879         2,505
                                                                        2007   1.796       1.687         3,211
                                                                        2006   1.621       1.796         3,161
                                                                        2005   1.427       1.621         1,492
 Credit Suisse International Equity Flex III Subaccount (12/09)........ 2012   1.032       1.032            --
                                                                        2011   1.244       1.032            --
                                                                        2010   1.133       1.244         2,484
                                                                        2009   1.130       1.133         2,462
 Credit Suisse Trust Emerging Markets Subaccount (7/03)................ 2007   2.612       2.731            --
                                                                        2006   2.015       2.612       109,578
                                                                        2005   1.610       2.015        40,216
Deutsche Variable Series I
 Deutsche Bond Subaccount (Class B) (6/05)............................. 2008   1.029       0.999            --
                                                                        2007   1.014       1.029        19,547
                                                                        2006   0.994       1.014            --
                                                                        2005   1.000       0.994            --
 Deutsche Capital Growth Subaccount (Class B) (7/03)................... 2014   1.838       1.776            --
                                                                        2013   1.400       1.838        88,309
                                                                        2012   1.238       1.400       106,708
                                                                        2011   1.329       1.238       153,976
                                                                        2010   1.167       1.329       157,594
                                                                        2009   0.944       1.167       165,991
                                                                        2008   1.444       0.944       169,279
                                                                        2007   1.316       1.444       184,014
                                                                        2006   1.244       1.316       197,480
                                                                        2005   1.172       1.244       103,402

                         SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
 Deutsche Global Opportunities Subaccount (Class B) (7/03)..................... 2010   1.557       1.667            --
                                                                                2009   1.078       1.557        52,547
                                                                                2008   2.211       1.078        55,795
                                                                                2007   2.076       2.211        71,764
                                                                                2006   1.741       2.076       128,954
                                                                                2005   1.507       1.741       110,069
 Deutsche Growth & Income Subaccount (Class B) (6/03).......................... 2008   1.369       1.283            --
                                                                                2007   1.386       1.369       976,594
                                                                                2006   1.251       1.386     1,062,844
                                                                                2005   1.209       1.251        99,587
 Deutsche Health Care VIP Subaccount (Class B) (6/03).......................... 2011   1.358       1.524            --
                                                                                2010   1.290       1.358        39,927
                                                                                2009   1.082       1.290        50,426
                                                                                2008   1.446       1.082         4,013
                                                                                2007   1.310       1.446        41,274
                                                                                2006   1.266       1.310         4,022
                                                                                2005   1.198       1.266         4,091
 Deutsche International Subaccount (Class B) (7/03)............................ 2008   2.088       1.995            --
                                                                                2007   1.869       2.088       375,203
                                                                                2006   1.523       1.869       388,024
                                                                                2005   1.345       1.523         5,949
Deutsche Variable Series II
 Deutsche All Cap Growth Subaccount (Class B) (8/03)........................... 2006   1.417       1.556            --
                                                                                2005   1.279       1.417        11,995
 Deutsche Balanced Subaccount (Class B) (7/03)................................. 2008   1.232       1.196            --
                                                                                2007   1.206       1.232       260,770
                                                                                2006   1.123       1.206       281,922
                                                                                2005   1.105       1.123       281,931
 Deutsche Blue Chip Subaccount (Class B) (6/03)................................ 2008   1.591       1.488            --
                                                                                2007   1.577       1.591        74,829
                                                                                2006   1.400       1.577       123,200
                                                                                2005   1.304       1.400       111,431
 Deutsche Conservative Allocation Subaccount (Class B) (8/04).................. 2009   0.888       0.893            --
                                                                                2008   1.177       0.888       624,112
                                                                                2007   1.149       1.177       624,220
                                                                                2006   1.080       1.149       628,108
                                                                                2005   1.057       1.080       170,289
 Deutsche Core Fixed Income Subaccount (Class B) (6/03)........................ 2008   1.033       0.994            --
                                                                                2007   1.018       1.033        47,992
                                                                                2006   1.001       1.018        46,441
                                                                                2005   1.005       1.001        62,497
 Deutsche Davis Venture Value Subaccount (Class B) (7/03)...................... 2008   1.535       1.484            --
                                                                                2007   1.506       1.535     1,053,706
                                                                                2006   1.347       1.506       973,324
                                                                                2005   1.260       1.347       441,346
 Deutsche Dreman Financial Services Subaccount (Class B) (7/03)................ 2006   1.198       1.250            --
                                                                                2005   1.230       1.198        51,727
 Deutsche Dreman High Return Equity Subaccount (Class B) (6/03)................ 2008   1.502       1.429            --
                                                                                2007   1.570       1.502     1,062,009
                                                                                2006   1.357       1.570     1,114,755
                                                                                2005   1.290       1.357       680,123
 Deutsche Foreign Value Subaccount (Class B) (11/04)........................... 2006   1.127       1.347            --
                                                                                2005   1.053       1.127       433,641
 Deutsche Global Growth Subaccount (Class B) (8/03)............................ 2014   1.884       1.862            --
                                                                                2013   1.584       1.884        42,930
                                                                                2012   1.370       1.584        35,082
                                                                                2011   1.642       1.370        37,933
                                                                                2010   1.482       1.642        98,633
                                                                                2009   1.058       1.482       145,926
                                                                                2008   2.074       1.058       131,501
                                                                                2007   2.004       2.074       104,731
                                                                                2006   1.580       2.004        58,127
                                                                                2005   1.318       1.580        60,612
 Deutsche Government & Agency Securities VIP Subaccount (Class B) (6/03)....... 2014   1.172       1.204            --

                      SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2013   1.239       1.172        19,107
                                                                          2012   1.236       1.239        16,553
                                                                          2011   1.179       1.236        37,815
                                                                          2010   1.134       1.179        18,615
                                                                          2009   1.077       1.134        74,312
                                                                          2008   1.053       1.077       125,929
                                                                          2007   1.020       1.053        18,260
                                                                          2006   1.005       1.020        16,919
                                                                          2005   1.005       1.005        16,617
 Deutsche Growth Allocation Subaccount (Class B) (9/04).................. 2009   0.827       0.827            --
                                                                          2008   1.291       0.827       573,702
                                                                          2007   1.251       1.291       616,696
                                                                          2006   1.135       1.251     1,067,172
                                                                          2005   1.094       1.135       945,104
 Deutsche High Income Subaccount (Class B) (6/03)........................ 2008   1.281       1.264            --
                                                                          2007   1.303       1.281       192,891
                                                                          2006   1.209       1.303       165,326
                                                                          2005   1.195       1.209       120,793
 Deutsche Income Allocation Subaccount (Class B) (8/04).................. 2006   1.054       1.069            --
                                                                          2005   1.040       1.054       454,145
 Deutsche Index 500 Subaccount (Class B) (7/03).......................... 2005   1.216       1.234            --
 Deutsche International Select Equity Subaccount (Class B) (7/03)........ 2008   2.159       2.078            --
                                                                          2007   1.900       2.159       183,887
                                                                          2006   1.553       1.900       245,238
                                                                          2005   1.392       1.553       152,361
 Deutsche Janus Growth & Income Subaccount (Class B) (7/03).............. 2008   1.457       1.396            --
                                                                          2007   1.403       1.457       179,205
                                                                          2006   1.328       1.403       163,014
                                                                          2005   1.215       1.328        39,689
 Deutsche Janus Growth Opportunities Subaccount (Class B) (7/03)......... 2006   1.275       1.255            --
                                                                          2005   1.217       1.275        38,924
 Deutsche Large Cap Core Subaccount (Class B) (12/04).................... 2006   1.145       1.263            --
                                                                          2005   1.036       1.145       464,220
 Deutsche Large Cap Value Subaccount (Class B) (7/03).................... 2008   1.535       1.510            --
                                                                          2007   1.392       1.535        40,253
                                                                          2006   1.237       1.392       135,712
                                                                          2005   1.245       1.237       121,171
 Deutsche MFS(Reg. TM) Strategic Value Subaccount (Class B) (8/03)....... 2006   1.251       1.284            --
                                                                          2005   1.287       1.251        26,842
 Deutsche Mid Cap Growth Subaccount (Class B) (8/03)..................... 2008   1.509       1.418            --
                                                                          2007   1.430       1.509         2,025
                                                                          2006   1.322       1.430         2,030
                                                                          2005   1.179       1.322            --
 Deutsche Moderate Allocation Subaccount (Class B) (8/04)................ 2009   0.840       0.841            --
                                                                          2008   1.233       0.840       892,715
                                                                          2007   1.199       1.233     1,104,915
                                                                          2006   1.105       1.199     1,113,417
                                                                          2005   1.075       1.105     1,043,212
 Deutsche Money Market Subaccount (Class B) (7/03)....................... 2008   1.017       1.019            --
                                                                          2007   0.994       1.017        30,736
                                                                          2006   0.974       0.994        28,269
                                                                          2005   0.972       0.974       106,100
 Deutsche Oak Strategic Equity Subaccount (Class B) (7/03)............... 2006   1.099       1.117            --
                                                                          2005   1.176       1.099        38,681
 Deutsche Small Cap Growth Subaccount (Class B) (7/03)................... 2008   1.355       1.180            --
                                                                          2007   1.309       1.355       474,138
                                                                          2006   1.277       1.309       468,609
                                                                          2005   1.223       1.277       199,762
 Deutsche Small Mid Cap Value VIP Subaccount (Class B) (7/03)............ 2014   2.645       2.719       102,550

                           SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2013   2.007       2.645       154,680
                                                                                   2012   1.810       2.007       187,977
                                                                                   2011   1.975       1.810       245,638
                                                                                   2010   1.646       1.975       331,238
                                                                                   2009   1.302       1.646       447,756
                                                                                   2008   2.006       1.302       485,429
                                                                                   2007   1.998       2.006       522,544
                                                                                   2006   1.639       1.998       547,627
                                                                                   2005   1.526       1.639       382,254
 Deutsche Strategic Income Subaccount (Class B) (6/03)............................ 2008   1.136       1.134            --
                                                                                   2007   1.105       1.136       345,203
                                                                                   2006   1.039       1.105       303,670
                                                                                   2005   1.042       1.039       193,174
 Deutsche Technology Subaccount (Class B) (7/03).................................. 2010   1.092       1.127            --
                                                                                   2009   0.698       1.092        59,051
                                                                                   2008   1.332       0.698           891
                                                                                   2007   1.196       1.332         2,939
                                                                                   2006   1.217       1.196            --
                                                                                   2005   1.205       1.217            --
 Deutsche Turner Mid Cap Growth Subaccount (Class B) (7/03)....................... 2008   1.814       1.686            --
                                                                                   2007   1.482       1.814        58,737
                                                                                   2006   1.426       1.482        58,501
                                                                                   2005   1.311       1.426        58,464
Dreyfus Investment Portfolios
 Dreyfus MidCap Stock Subaccount (Service Shares) (6/03).......................... 2008   1.456       1.426            --
                                                                                   2007   1.468       1.456        46,144
                                                                                   2006   1.393       1.468        89,486
                                                                                   2005   1.307       1.393        78,106
Dreyfus Socially Responsible Growth Fund, Inc.
 The Dreyfus Socially Responsible Growth Subaccount (Service Shares) (9/03)....... 2014   1.742       1.928            --
                                                                                   2013   1.329       1.742            --
                                                                                   2012   1.216       1.329            --
                                                                                   2011   1.235       1.216            --
                                                                                   2010   1.103       1.235            --
                                                                                   2009   0.845       1.103            --
                                                                                   2008   1.320       0.845            --
                                                                                   2007   1.255       1.320            --
                                                                                   2006   1.178       1.255            --
                                                                                   2005   1.165       1.178            --
DWS Investments VIT Funds
 Deutsche VIT Equity 500 Index Subaccount (Class B) (9/05)........................ 2008   1.162       1.103            --
                                                                                   2007   1.133       1.162         6,211
                                                                                   2006   1.005       1.133         6,214
                                                                                   2005   1.000       1.005         6,218
 Deutsche VIT RREEF Real Estate Securites Subaccount (Class B) (6/03)............. 2007   2.171       1.777        56,030
                                                                                   2006   1.619       2.171        75,280
                                                                                   2005   1.486       1.619        66,089
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (4/08) *.......................... 2014   1.870       1.889     1,372,075
                                                                                   2013   1.748       1.870     1,589,520
                                                                                   2012   1.534       1.748     1,759,081
                                                                                   2011   1.532       1.534     1,841,239
                                                                                   2010   1.352       1.532     1,884,532
                                                                                   2009   0.943       1.352       150,158
                                                                                   2008   1.267       0.943       150,682
 MIST FOF - Balanced Strategy Subaccount (Class B) (5/09)......................... 2014   1.437       1.435            --
                                                                                   2013   1.230       1.437       589,400
                                                                                   2012   1.104       1.230       606,922
                                                                                   2011   1.148       1.104       615,238
                                                                                   2010   1.033       1.148       651,833
                                                                                   2009   0.863       1.033       674,431
 MIST FOF - Growth Strategy Subaccount (Class B) (5/09)........................... 2014   1.549       1.539            --
                                                                                   2013   1.257       1.549       404,376
                                                                                   2012   1.111       1.257       411,008
                                                                                   2011   1.181       1.111       459,239
                                                                                   2010   1.046       1.181       768,602
                                                                                   2009   0.853       1.046       761,717

                         SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
 MIST FOF - Moderate Strategy Subaccount (Class B) (5/09)..................... 2014   1.418       1.421            --
                                                                               2013   1.269       1.418       569,059
                                                                               2012   1.154       1.269       578,262
                                                                               2011   1.181       1.154       937,397
                                                                               2010   1.075       1.181       597,927
                                                                               2009   0.912       1.075       623,995
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/07)........ 2014   2.584       2.370        15,100
                                                                               2013   2.775       2.584        15,834
                                                                               2012   2.382       2.775         9,468
                                                                               2011   2.984       2.382        18,477
                                                                               2010   2.460       2.984        25,257
                                                                               2009   1.487       2.460        70,336
                                                                               2008   3.406       1.487        91,101
                                                                               2007   2.714       3.406       105,600
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/08) *....... 2014   1.903       1.732       341,181
                                                                               2013   1.631       1.903       375,954
                                                                               2012   1.429       1.631       423,883
                                                                               2011   1.636       1.429       514,171
                                                                               2010   1.501       1.636       542,075
                                                                               2009   1.166       1.501       554,678
                                                                               2008   2.009       1.166       586,996
 MIST MLA Mid Cap Subaccount (Class B) (4/08)................................. 2013   1.026       1.110            --
                                                                               2012   0.996       1.026       473,681
                                                                               2011   1.075       0.996       505,149
                                                                               2010   0.895       1.075       463,499
                                                                               2009   0.669       0.895       398,822
                                                                               2008   1.063       0.669       378,102
 MIST Oppenheimer Global Equity Subaccount (Class B) (5/10)................... 2014   1.767       1.766        61,409
                                                                               2013   1.421       1.767        31,049
                                                                               2012   1.199       1.421        20,088
                                                                               2011   1.338       1.199        20,132
                                                                               2010   1.243       1.338        56,305
 MIST Pioneer Strategic Income Subaccount (Class E) (4/08).................... 2014   1.527       1.560     3,720,769
                                                                               2013   1.539       1.527     4,100,327
                                                                               2012   1.412       1.539     4,565,747
                                                                               2011   1.395       1.412     4,867,441
                                                                               2010   1.273       1.395     5,177,999
                                                                               2009   0.980       1.273     5,102,042
                                                                               2008   1.137       0.980       329,828
 MIST RCM Technology Subaccount (Class E) (5/10).............................. 2013   1.307       1.363            --
                                                                               2012   1.188       1.307         9,839
                                                                               2011   1.349       1.188        55,447
                                                                               2010   1.150       1.349        55,462
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/08) *............. 2014   1.279       1.418     1,171,083
                                                                               2013   0.978       1.279     1,476,445
                                                                               2012   0.847       0.978     1,661,874
                                                                               2011   0.902       0.847     1,844,292
                                                                               2010   0.788       0.902     2,043,400
                                                                               2009   0.681       0.788     2,318,149
                                                                               2008   1.029       0.681     2,720,214
 MIST T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08) *.............. 2014   2.227       2.457        34,000
                                                                               2013   1.667       2.227        28,711
                                                                               2012   1.499       1.667        31,740
                                                                               2011   1.558       1.499        79,966
                                                                               2010   1.247       1.558        70,993
                                                                               2009   0.877       1.247        71,392
                                                                               2008   1.421       0.877         2,019
 MIST Turner Mid Cap Growth Subaccount (Class B) (4/08)....................... 2013   1.535       1.652            --
                                                                               2012   1.480       1.535        48,549
                                                                               2011   1.635       1.480        54,313
                                                                               2010   1.314       1.635        67,978
                                                                               2009   0.913       1.314        82,046
                                                                               2008   1.679       0.913        90,301
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class B) (4/08)........................ 2014   1.122       1.172        14,157

                     SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2013   1.158       1.122         26,214
                                                                        2012   1.104       1.158         39,356
                                                                        2011   1.061       1.104         42,742
                                                                        2010   1.004       1.061         31,816
                                                                        2009   0.940       1.004         34,505
                                                                        2008   0.997       0.940         36,886
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08)............. 2014   1.605       1.722        237,567
                                                                        2013   1.245       1.605        300,209
                                                                        2012   1.117       1.245        410,422
                                                                        2011   1.119       1.117        499,323
                                                                        2010   1.050       1.119        668,261
                                                                        2009   0.966       1.050        922,531
                                                                        2008   1.424       0.966        967,675
 MSF BlackRock Money Market Subaccount (Class B) (4/08)................ 2014   1.637       1.601         43,737
                                                                        2013   1.673       1.637        241,776
                                                                        2012   1.711       1.673        110,205
                                                                        2011   1.749       1.711        201,535
                                                                        2010   1.788       1.749        276,214
                                                                        2009   1.823       1.788        162,301
                                                                        2008   1.823       1.823        308,330
 MSF FI Value Leaders Subaccount (Class B) (4/08) *.................... 2013   1.321       1.451             --
                                                                        2012   1.170       1.321         69,424
                                                                        2011   1.277       1.170         71,404
                                                                        2010   1.143       1.277         73,801
                                                                        2009   0.961       1.143         72,167
                                                                        2008   1.487       0.961         71,921
 MSF Frontier Mid Cap Growth Subaccount (Class B) (4/13)............... 2014   1.971       2.138         41,807
                                                                        2013   1.662       1.971         44,379
 MSF Jennison Growth Subaccount (Class B) (4/14)....................... 2014   1.167       1.312        542,425
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/14)........... 2014   1.273       1.302        522,655
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/14)........... 2014   1.262       1.300     25,102,270
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/14)........... 2014   1.237       1.282     64,658,583
 MSF MetLife Stock Index Subaccount (Class B) (4/08)................... 2014   1.422       1.574        551,244
                                                                        2013   1.104       1.422        904,807
                                                                        2012   0.978       1.104        985,031
                                                                        2011   0.984       0.978        744,065
                                                                        2010   0.878       0.984        878,891
                                                                        2009   0.713       0.878      1,033,347
                                                                        2008   1.102       0.713         14,539
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/06)............. 2014   1.296       1.374      1,685,105
                                                                        2013   1.116       1.296      1,688,527
                                                                        2012   1.025       1.116      1,660,269
                                                                        2011   1.026       1.025      1,802,616
                                                                        2010   0.955       1.026      1,854,385
                                                                        2009   0.825       0.955      2,276,123
                                                                        2008   1.087       0.825      1,231,684
                                                                        2007   1.067       1.087        562,973
                                                                        2006   1.003       1.067        104,293
 MSF MFS(Reg. TM) Value Subaccount (Class E) (4/08).................... 2014   2.005       2.170         99,276
                                                                        2013   1.511       2.005        116,346
                                                                        2012   1.327       1.511         69,730
                                                                        2011   1.346       1.327         78,290
                                                                        2010   1.237       1.346         83,313
                                                                        2009   1.048       1.237         84,767
                                                                        2008   1.509       1.048         68,219
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13).............. 2014   1.388       1.354        379,861
                                                                        2013   1.117       1.388        441,462
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)........ 2013   1.154       1.567        115,776
                                                                        2012   0.994       1.154        130,480
                                                                        2011   1.030       0.994        197,401
                                                                        2010   0.902       1.030        296,460
                                                                        2009   0.645       0.902        386,707
                                                                        2008   1.061       0.645        395,142
 MSF T. Rowe Price Large Cap Growth Subaccount (Class E) (4/13)........ 2014   1.722       1.835         50,017

                     SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2013   1.370       1.722        71,720
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........ 2014   2.194       2.289       307,211
                                                                        2013   1.555       2.194       381,437
                                                                        2012   1.372       1.555       467,633
                                                                        2011   1.382       1.372       580,971
                                                                        2010   1.049       1.382       733,074
                                                                        2009   0.774       1.049       999,289
                                                                        2008   1.182       0.774     1,087,541
 MSF WMC Balanced Subaccount (Class B) (4/08).......................... 2014   1.493       1.610       134,527
                                                                        2013   1.268       1.493       210,848
                                                                        2012   1.157       1.268       231,420
                                                                        2011   1.142       1.157       242,909
                                                                        2010   1.067       1.142       251,274
                                                                        2009   0.933       1.067       260,748
                                                                        2008   1.194       0.933       260,760
 MSF WMC Core Equity Opportunities Subaccount (Class B) (4/08)......... 2014   1.718       1.855       225,718
                                                                        2013   1.317       1.718       218,182
                                                                        2012   1.196       1.317       292,890
                                                                        2011   1.277       1.196       424,988
                                                                        2010   1.168       1.277       574,961
                                                                        2009   0.907       1.168       968,483
                                                                        2008   1.478       0.907     1,002,523





                           SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.25%
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Managed Volatility Subaccount (Series I) (7/03).......... 2014   1.918       2.261         4,245
                                                                        2013   1.771       1.918         4,692
                                                                        2012   1.748       1.771        12,095
                                                                        2011   1.535       1.748        21,130
                                                                        2010   1.477       1.535        43,365
                                                                        2009   1.315       1.477        47,288
                                                                        2008   1.988       1.315        48,450
                                                                        2007   1.685       1.988        76,109
                                                                        2006   1.374       1.685        51,225
                                                                        2005   1.203       1.374        51,839
Alger Portfolios
 Alger American Balanced Subaccount (Class S) (6/03)................... 2006   1.076       1.080            --
                                                                        2005   1.017       1.076       138,482
 Alger Capital Appreciation Subaccount (Class S) (7/03)................ 2014   2.337       2.592        32,242
                                                                        2013   1.773       2.337        33,623
                                                                        2012   1.538       1.773        35,142
                                                                        2011   1.583       1.538        36,255
                                                                        2010   1.425       1.583        33,836
                                                                        2009   0.967       1.425        34,333
                                                                        2008   1.808       0.967        35,602
                                                                        2007   1.388       1.808        92,604
                                                                        2006   1.193       1.388        35,951
                                                                        2005   1.069       1.193        36,717
Credit Suisse Trust
 Credit Suisse International Equity Flex II Subaccount (6/03).......... 2009   0.696       0.889            --
                                                                        2008   1.337       0.696        18,138
                                                                        2007   1.424       1.337        21,118
                                                                        2006   1.286       1.424        29,797
                                                                        2005   1.133       1.286        20,278
 Credit Suisse International Equity Flex III Subaccount (12/09)........ 2012   0.816       0.816            --
                                                                        2011   0.984       0.816            --
                                                                        2010   0.897       0.984        19,541
                                                                        2009   0.895       0.897        19,159
 Credit Suisse Trust Emerging Markets Subaccount (7/03)................ 2007   1.888       1.974            --

                     SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2006   1.457       1.888       131,038
                                                                        2005   1.165       1.457       148,877
Deutsche Variable Series I
 Deutsche Bond Subaccount (Class B) (6/05)............................. 2008   1.028       0.998            --
                                                                        2007   1.013       1.028        13,489
                                                                        2006   0.993       1.013        14,347
                                                                        2005   1.000       0.993            --
 Deutsche Capital Growth Subaccount (Class B) (7/03)................... 2014   1.650       1.594            --
                                                                        2013   1.257       1.650       109,601
                                                                        2012   1.112       1.257       122,617
                                                                        2011   1.195       1.112       165,771
                                                                        2010   1.050       1.195       219,346
                                                                        2009   0.849       1.050       240,945
                                                                        2008   1.300       0.849       236,780
                                                                        2007   1.186       1.300       226,677
                                                                        2006   1.121       1.186       220,990
                                                                        2005   1.056       1.121       109,916
 Deutsche Global Opportunities Subaccount (Class B) (7/03)............. 2010   1.233       1.320            --
                                                                        2009   0.854       1.233       106,752
                                                                        2008   1.753       0.854       110,860
                                                                        2007   1.646       1.753        96,537
                                                                        2006   1.381       1.646       111,830
                                                                        2005   1.197       1.381       123,658
 Deutsche Growth & Income Subaccount (Class B) (6/03).................. 2008   1.224       1.147            --
                                                                        2007   1.239       1.224       687,409
                                                                        2006   1.119       1.239       820,431
                                                                        2005   1.082       1.119       624,279
 Deutsche Health Care VIP Subaccount (Class B) (6/03).................. 2011   1.176       1.319            --
                                                                        2010   1.117       1.176        51,673
                                                                        2009   0.938       1.117        49,990
                                                                        2008   1.254       0.938        58,291
                                                                        2007   1.136       1.254        49,521
                                                                        2006   1.099       1.136        61,620
                                                                        2005   1.040       1.099        78,445
 Deutsche International Subaccount (Class B) (7/03).................... 2008   1.766       1.687            --
                                                                        2007   1.581       1.766       162,239
                                                                        2006   1.289       1.581       146,002
                                                                        2005   1.139       1.289        57,399
Deutsche Variable Series II
 Deutsche All Cap Growth Subaccount (Class B) (8/03)................... 2006   1.222       1.342            --
                                                                        2005   1.104       1.222         8,849
 Deutsche Balanced Subaccount (Class B) (7/03)......................... 2008   1.152       1.118            --
                                                                        2007   1.128       1.152       420,289
                                                                        2006   1.051       1.128       438,709
                                                                        2005   1.034       1.051       509,695
 Deutsche Blue Chip Subaccount (Class B) (6/03)........................ 2008   1.355       1.267            --
                                                                        2007   1.344       1.355       228,413
                                                                        2006   1.193       1.344       236,007
                                                                        2005   1.112       1.193       229,714
 Deutsche Conservative Allocation Subaccount (Class B) (8/04).......... 2009   0.886       0.891            --
                                                                        2008   1.175       0.886       141,032
                                                                        2007   1.148       1.175       529,164
                                                                        2006   1.079       1.148       550,100
                                                                        2005   1.057       1.079       355,797
 Deutsche Core Fixed Income Subaccount (Class B) (6/03)................ 2008   1.022       0.984            --
                                                                        2007   1.008       1.022       349,401
                                                                        2006   0.992       1.008       540,813
                                                                        2005   0.996       0.992       386,789
 Deutsche Davis Venture Value Subaccount (Class B) (7/03).............. 2008   1.300       1.258            --
                                                                        2007   1.277       1.300       569,448
                                                                        2006   1.142       1.277       553,736
                                                                        2005   1.069       1.142       534,266
 Deutsche Dreman Financial Services Subaccount (Class B) (7/03)........ 2006   1.033       1.078            --
                                                                        2005   1.062       1.033        84,350

                         SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
 Deutsche Dreman High Return Equity Subaccount (Class B) (6/03)................ 2008   1.297       1.234            --
                                                                                2007   1.356       1.297       645,430
                                                                                2006   1.173       1.356       630,452
                                                                                2005   1.116       1.173       448,703
 Deutsche Foreign Value Subaccount (Class B) (11/04)........................... 2006   1.126       1.345            --
                                                                                2005   1.053       1.126        78,032
 Deutsche Global Growth Subaccount (Class B) (8/03)............................ 2014   1.601       1.582            --
                                                                                2013   1.347       1.601        20,621
                                                                                2012   1.166       1.347        20,624
                                                                                2011   1.397       1.166        20,946
                                                                                2010   1.262       1.397        45,004
                                                                                2009   0.901       1.262        48,109
                                                                                2008   1.768       0.901        51,155
                                                                                2007   1.709       1.768        59,922
                                                                                2006   1.348       1.709        53,272
                                                                                2005   1.125       1.348        75,661
 Deutsche Government & Agency Securities VIP Subaccount (Class B) (6/03)....... 2014   1.163       1.194       223,493
                                                                                2013   1.229       1.163       222,892
                                                                                2012   1.227       1.229       218,430
                                                                                2011   1.171       1.227       222,512
                                                                                2010   1.128       1.171       249,533
                                                                                2009   1.071       1.128       248,013
                                                                                2008   1.048       1.071       247,991
                                                                                2007   1.016       1.048        93,322
                                                                                2006   1.001       1.016        93,775
                                                                                2005   1.002       1.001       115,039
 Deutsche Growth Allocation Subaccount (Class B) (9/04)........................ 2009   0.825       0.825            --
                                                                                2008   1.289       0.825       517,049
                                                                                2007   1.249       1.289       674,640
                                                                                2006   1.134       1.249       645,164
                                                                                2005   1.094       1.134       645,278
 Deutsche High Income Subaccount (Class B) (6/03).............................. 2008   1.162       1.146            --
                                                                                2007   1.182       1.162       193,432
                                                                                2006   1.098       1.182       172,871
                                                                                2005   1.085       1.098       168,760
 Deutsche Income Allocation Subaccount (Class B) (8/04)........................ 2006   1.053       1.068            --
                                                                                2005   1.040       1.053       168,575
 Deutsche Index 500 Subaccount (Class B) (7/03)................................ 2005   1.087       1.102            --
 Deutsche International Select Equity Subaccount (Class B) (7/03).............. 2008   1.783       1.717            --
                                                                                2007   1.570       1.783       229,894
                                                                                2006   1.284       1.570       251,879
                                                                                2005   1.152       1.284       222,822
 Deutsche Janus Growth & Income Subaccount (Class B) (7/03).................... 2008   1.320       1.265            --
                                                                                2007   1.271       1.320       112,444
                                                                                2006   1.204       1.271       146,676
                                                                                2005   1.102       1.204       164,141
 Deutsche Janus Growth Opportunities Subaccount (Class B) (7/03)............... 2006   1.161       1.143            --
                                                                                2005   1.109       1.161         9,317
 Deutsche Large Cap Core Subaccount (Class B) (12/04).......................... 2006   1.144       1.262            --
                                                                                2005   1.036       1.144       200,092
 Deutsche Large Cap Value Subaccount (Class B) (7/03).......................... 2008   1.331       1.310            --
                                                                                2007   1.208       1.331       102,151
                                                                                2006   1.074       1.208       103,461
                                                                                2005   1.082       1.074       105,490
 Deutsche MFS(Reg. TM) Strategic Value Subaccount (Class B) (8/03)............. 2006   1.110       1.138            --
                                                                                2005   1.142       1.110       148,023
 Deutsche Mid Cap Growth Subaccount (Class B) (8/03)........................... 2008   1.337       1.256            --
                                                                                2007   1.267       1.337            --
                                                                                2006   1.172       1.267            --
                                                                                2005   1.045       1.172            --
 Deutsche Moderate Allocation Subaccount (Class B) (8/04)...................... 2009   0.838       0.839            --

                           SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2008   1.231       0.838     2,036,615
                                                                                   2007   1.198       1.231     2,108,019
                                                                                   2006   1.104       1.198     3,205,353
                                                                                   2005   1.075       1.104     4,632,739
 Deutsche Money Market Subaccount (Class B) (7/03)................................ 2008   1.030       1.033            --
                                                                                   2007   1.007       1.030       143,677
                                                                                   2006   0.988       1.007        78,118
                                                                                   2005   0.987       0.988        80,939
 Deutsche Oak Strategic Equity Subaccount (Class B) (7/03)........................ 2006   0.949       0.965            --
                                                                                   2005   1.016       0.949       124,899
 Deutsche Small Cap Growth Subaccount (Class B) (7/03)............................ 2008   1.180       1.027            --
                                                                                   2007   1.141       1.180       122,459
                                                                                   2006   1.113       1.141       128,193
                                                                                   2005   1.067       1.113       128,043
 Deutsche Small Mid Cap Value VIP Subaccount (Class B) (7/03)..................... 2014   2.017       2.072       105,310
                                                                                   2013   1.531       2.017       106,944
                                                                                   2012   1.381       1.531       122,158
                                                                                   2011   1.508       1.381       135,599
                                                                                   2010   1.258       1.508       200,254
                                                                                   2009   0.995       1.258       230,183
                                                                                   2008   1.534       0.995       260,145
                                                                                   2007   1.529       1.534       303,493
                                                                                   2006   1.255       1.529       285,396
                                                                                   2005   1.169       1.255       294,240
 Deutsche Strategic Income Subaccount (Class B) (6/03)............................ 2008   1.152       1.150            --
                                                                                   2007   1.121       1.152       312,806
                                                                                   2006   1.055       1.121       336,181
                                                                                   2005   1.058       1.055       333,217
 Deutsche Technology Subaccount (Class B) (7/03).................................. 2010   0.946       0.976            --
                                                                                   2009   0.605       0.946        47,068
                                                                                   2008   1.155       0.605        41,652
                                                                                   2007   1.038       1.155        39,848
                                                                                   2006   1.057       1.038        42,079
                                                                                   2005   1.047       1.057        25,052
 Deutsche Turner Mid Cap Growth Subaccount (Class B) (7/03)....................... 2008   1.519       1.411            --
                                                                                   2007   1.242       1.519        58,864
                                                                                   2006   1.196       1.242        66,585
                                                                                   2005   1.099       1.196        47,285
Dreyfus Investment Portfolios
 Dreyfus MidCap Stock Subaccount (Service Shares) (6/03).......................... 2008   1.242       1.216            --
                                                                                   2007   1.253       1.242       226,064
                                                                                   2006   1.190       1.253       246,208
                                                                                   2005   1.117       1.190       248,322
Dreyfus Socially Responsible Growth Fund, Inc.
 The Dreyfus Socially Responsible Growth Subaccount (Service Shares) (9/03)....... 2014   1.556       1.721            --
                                                                                   2013   1.188       1.556            --
                                                                                   2012   1.088       1.188            --
                                                                                   2011   1.105       1.088            --
                                                                                   2010   0.987       1.105            --
                                                                                   2009   0.756       0.987            --
                                                                                   2008   1.182       0.756            --
                                                                                   2007   1.125       1.182            --
                                                                                   2006   1.056       1.125            --
                                                                                   2005   1.045       1.056            --
DWS Investments VIT Funds
 Deutsche VIT Equity 500 Index Subaccount (Class B) (9/05)........................ 2008   1.161       1.102            --
                                                                                   2007   1.132       1.161         5,482
                                                                                   2006   1.005       1.132         5,489
                                                                                   2005   1.000       1.005        13,382
 Deutsche VIT RREEF Real Estate Securites Subaccount (Class B) (6/03)............. 2007   1.770       1.448       162,725
                                                                                   2006   1.320       1.770       194,962
                                                                                   2005   1.213       1.320       215,914
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (4/08) *.......................... 2014   1.690       1.707        53,703

                         SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2013   1.581       1.690        54,436
                                                                               2012   1.388       1.581        58,450
                                                                               2011   1.387       1.388        75,532
                                                                               2010   1.225       1.387       135,492
                                                                               2009   0.854       1.225       142,200
                                                                               2008   1.149       0.854       142,946
 MIST FOF - Balanced Strategy Subaccount (Class B) (5/09)..................... 2014   1.430       1.428            --
                                                                               2013   1.225       1.430     1,057,407
                                                                               2012   1.100       1.225     1,277,626
                                                                               2011   1.144       1.100     1,686,375
                                                                               2010   1.030       1.144     1,868,138
                                                                               2009   0.861       1.030     1,879,175
 MIST FOF - Growth Strategy Subaccount (Class B) (5/09)....................... 2014   1.541       1.531            --
                                                                               2013   1.252       1.541       137,253
                                                                               2012   1.107       1.252       137,291
                                                                               2011   1.177       1.107       150,527
                                                                               2010   1.043       1.177       285,001
                                                                               2009   0.851       1.043       285,200
 MIST FOF - Moderate Strategy Subaccount (Class B) (5/09)..................... 2014   1.412       1.414            --
                                                                               2013   1.264       1.412        95,745
                                                                               2012   1.150       1.264       115,496
                                                                               2011   1.178       1.150       132,927
                                                                               2010   1.072       1.178       130,828
                                                                               2009   0.910       1.072       146,789
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/07)........ 2014   1.861       1.706        46,128
                                                                               2013   1.999       1.861        47,846
                                                                               2012   1.717       1.999        47,191
                                                                               2011   2.152       1.717        43,187
                                                                               2010   1.775       2.152        82,518
                                                                               2009   1.073       1.775       102,636
                                                                               2008   2.460       1.073       100,612
                                                                               2007   1.961       2.460       102,765
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/08) *....... 2014   1.624       1.477       125,938
                                                                               2013   1.393       1.624       123,988
                                                                               2012   1.221       1.393       183,252
                                                                               2011   1.398       1.221       185,757
                                                                               2010   1.284       1.398       246,499
                                                                               2009   0.998       1.284       285,027
                                                                               2008   1.719       0.998       327,394
 MIST MLA Mid Cap Subaccount (Class B) (4/08)................................. 2013   1.022       1.105            --
                                                                               2012   0.993       1.022       169,411
                                                                               2011   1.072       0.993       186,468
                                                                               2010   0.893       1.072       223,296
                                                                               2009   0.667       0.893       229,127
                                                                               2008   1.061       0.667       251,501
 MIST Oppenheimer Global Equity Subaccount (Class B) (5/10)................... 2014   1.538       1.536        78,646
                                                                               2013   1.238       1.538        58,203
                                                                               2012   1.045       1.238        72,319
                                                                               2011   1.167       1.045        83,886
                                                                               2010   1.084       1.167       107,284
 MIST Pioneer Strategic Income Subaccount (Class E) (4/08).................... 2014   1.544       1.577       212,610
                                                                               2013   1.557       1.544       294,705
                                                                               2012   1.429       1.557       324,350
                                                                               2011   1.413       1.429       312,669
                                                                               2010   1.289       1.413       312,156
                                                                               2009   0.993       1.289       315,972
                                                                               2008   1.153       0.993       246,519
 MIST RCM Technology Subaccount (Class E) (5/10).............................. 2013   1.130       1.179            --
                                                                               2012   1.028       1.130        28,009
                                                                               2011   1.168       1.028        26,292
                                                                               2010   0.996       1.168        32,854
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/08) *............. 2014   1.275       1.412            --

                      SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                    UNIT      UNIT     NUMBER OF
                                                                                   VALUE      VALUE      UNITS
                                                                                     AT        AT     OUTSTANDING
                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                            YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                         2013   0.974       1.275         1,603
                                                                         2012   0.845       0.974         1,608
                                                                         2011   0.900       0.845         1,614
                                                                         2010   0.787       0.900         1,620
                                                                         2009   0.680       0.787         1,628
                                                                         2008   1.028       0.680         1,635
 MIST T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08) *........ 2014   1.967       2.168         3,028
                                                                         2013   1.473       1.967         3,209
                                                                         2012   1.325       1.473         3,598
                                                                         2011   1.378       1.325         3,602
                                                                         2010   1.104       1.378            --
                                                                         2009   0.776       1.104            --
                                                                         2008   1.258       0.776            --
 MIST Turner Mid Cap Growth Subaccount (Class B) (4/08)................. 2013   1.282       1.379            --
                                                                         2012   1.237       1.282        19,368
                                                                         2011   1.367       1.237        23,610
                                                                         2010   1.099       1.367        52,265
                                                                         2009   0.764       1.099        66,803
                                                                         2008   1.406       0.764        71,882
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class B) (4/08).................. 2014   1.107       1.156        69,461
                                                                         2013   1.144       1.107        69,604
                                                                         2012   1.090       1.144       387,864
                                                                         2011   1.049       1.090       409,574
                                                                         2010   0.993       1.049       482,870
                                                                         2009   0.930       0.993       581,539
                                                                         2008   0.987       0.930       291,439
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08).............. 2014   1.382       1.482       140,857
                                                                         2013   1.073       1.382       144,568
                                                                         2012   0.963       1.073       242,826
                                                                         2011   0.965       0.963       311,281
                                                                         2010   0.906       0.965       377,001
                                                                         2009   0.834       0.906       438,241
                                                                         2008   1.230       0.834       556,082
 MSF BlackRock Money Market Subaccount (Class B) (4/08)................. 2014   1.330       1.300        72,322
                                                                         2013   1.360       1.330       108,099
                                                                         2012   1.391       1.360       111,793
                                                                         2011   1.423       1.391       119,671
                                                                         2010   1.455       1.423       141,665
                                                                         2009   1.484       1.455       145,399
                                                                         2008   1.485       1.484       394,897
 MSF FI Value Leaders Subaccount (Class B) (4/08) *..................... 2013   1.122       1.232            --
                                                                         2012   0.994       1.122       193,823
                                                                         2011   1.086       0.994       186,548
                                                                         2010   0.972       1.086       224,267
                                                                         2009   0.818       0.972       224,757
                                                                         2008   1.266       0.818       224,441
 MSF Frontier Mid Cap Growth Subaccount (Class B) (4/13)................ 2014   1.646       1.784        11,140
                                                                         2013   1.388       1.646        11,949
 MSF Jennison Growth Subaccount (Class B) (4/14)........................ 2014   1.162       1.306       161,757
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/14)............ 2014   1.268       1.296        56,757
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/14)............ 2014   1.257       1.294     1,022,027
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/14)............ 2014   1.232       1.276       180,194
 MSF MetLife Stock Index Subaccount (Class B) (4/08).................... 2014   1.417       1.566            --
                                                                         2013   1.100       1.417           982
                                                                         2012   0.975       1.100           985
                                                                         2011   0.981       0.975           989
                                                                         2010   0.876       0.981           993
                                                                         2009   0.712       0.876           997
                                                                         2008   1.100       0.712            --
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/06).............. 2014   1.291       1.368        76,785

                     SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2013   1.113       1.291        90,414
                                                                        2012   1.023       1.113       104,902
                                                                        2011   1.024       1.023       113,808
                                                                        2010   0.953       1.024       121,799
                                                                        2009   0.824       0.953       131,336
                                                                        2008   1.086       0.824       134,127
                                                                        2007   1.067       1.086       193,463
                                                                        2006   1.003       1.067       352,660
 MSF MFS(Reg. TM) Value Subaccount (Class E) (4/08).................... 2014   1.734       1.875       202,616
                                                                        2013   1.307       1.734       218,172
                                                                        2012   1.149       1.307        78,061
                                                                        2011   1.166       1.149        93,200
                                                                        2010   1.072       1.166       116,648
                                                                        2009   0.908       1.072       117,483
                                                                        2008   1.308       0.908       119,806
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13).............. 2014   1.382       1.347       105,519
                                                                        2013   1.113       1.382       104,748
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)........ 2013   1.150       1.561            --
                                                                        2012   0.992       1.150        44,052
                                                                        2011   1.028       0.992        69,300
                                                                        2010   0.901       1.028        95,479
                                                                        2009   0.644       0.901        93,761
                                                                        2008   1.060       0.644       127,177
 MSF T. Rowe Price Large Cap Growth Subaccount (Class E) (4/13)........ 2014   1.489       1.586        59,901
                                                                        2013   1.185       1.489        58,410
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........ 2014   1.682       1.754        34,056
                                                                        2013   1.194       1.682        34,920
                                                                        2012   1.053       1.194        89,619
                                                                        2011   1.062       1.053       104,398
                                                                        2010   0.806       1.062       145,734
                                                                        2009   0.595       0.806       145,314
                                                                        2008   0.909       0.595       146,797
 MSF WMC Balanced Subaccount (Class B) (4/08).......................... 2014   1.391       1.500        72,116
                                                                        2013   1.183       1.391       302,371
                                                                        2012   1.079       1.183       302,981
                                                                        2011   1.065       1.079       286,511
                                                                        2010   0.997       1.065       289,818
                                                                        2009   0.871       0.997       321,730
                                                                        2008   1.116       0.871       358,636
 MSF WMC Core Equity Opportunities Subaccount (Class B) (4/08)......... 2014   1.452       1.566       146,649
                                                                        2013   1.113       1.452       150,730
                                                                        2012   1.011       1.113       230,736
                                                                        2011   1.080       1.011       255,137
                                                                        2010   0.989       1.080       431,153
                                                                        2009   0.768       0.989       499,529
                                                                        2008   1.252       0.768       495,709





                          SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.30%
                                                                                 UNIT      UNIT     NUMBER OF
                                                                                VALUE      VALUE      UNITS
                                                                                  AT        AT     OUTSTANDING
                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                         YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Managed Volatility Subaccount (Series I) (7/03)........ 2014   2.040       2.404    117,406
                                                                      2013   1.885       2.040    127,357
                                                                      2012   1.862       1.885    131,979
                                                                      2011   1.636       1.862    119,718
                                                                      2010   1.575       1.636    111,843
                                                                      2009   1.402       1.575    108,394
                                                                      2008   2.121       1.402    201,199
                                                                      2007   1.799       2.121    169,321
                                                                      2006   1.467       1.799    169,104
                                                                      2005   1.285       1.467    198,034

                     SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
Alger Portfolios
 Alger American Balanced Subaccount (Class S) (6/03)................... 2006   1.142       1.146            --
                                                                        2005   1.080       1.142       312,033
 Alger Capital Appreciation Subaccount (Class S) (7/03)................ 2014   2.567       2.846       141,734
                                                                        2013   1.949       2.567       135,346
                                                                        2012   1.692       1.949       136,730
                                                                        2011   1.742       1.692       139,582
                                                                        2010   1.569       1.742       134,784
                                                                        2009   1.065       1.569        49,502
                                                                        2008   1.992       1.065        64,501
                                                                        2007   1.530       1.992        69,538
                                                                        2006   1.316       1.530        57,825
                                                                        2005   1.180       1.316        63,019
Credit Suisse Trust
 Credit Suisse International Equity Flex II Subaccount (6/03).......... 2009   0.874       1.115            --
                                                                        2008   1.679       0.874       148,217
                                                                        2007   1.789       1.679       177,086
                                                                        2006   1.617       1.789       190,000
                                                                        2005   1.425       1.617       165,569
 Credit Suisse International Equity Flex III Subaccount (12/09)........ 2012   1.023       1.023            --
                                                                        2011   1.235       1.023            --
                                                                        2010   1.126       1.235        81,331
                                                                        2009   1.123       1.126        83,236
 Credit Suisse Trust Emerging Markets Subaccount (7/03)................ 2007   2.603       2.721            --
                                                                        2006   2.010       2.603       192,176
                                                                        2005   1.608       2.010       187,979
Deutsche Variable Series I
 Deutsche Bond Subaccount (Class B) (6/05)............................. 2008   1.027       0.997            --
                                                                        2007   1.013       1.027       139,447
                                                                        2006   0.993       1.013        84,716
                                                                        2005   1.000       0.993            --
 Deutsche Capital Growth Subaccount (Class B) (7/03)................... 2014   1.818       1.757            --
                                                                        2013   1.387       1.818       297,521
                                                                        2012   1.227       1.387       486,243
                                                                        2011   1.319       1.227       662,016
                                                                        2010   1.160       1.319       541,726
                                                                        2009   0.938       1.160       581,418
                                                                        2008   1.438       0.938       575,939
                                                                        2007   1.311       1.438       660,489
                                                                        2006   1.241       1.311       710,137
                                                                        2005   1.170       1.241       431,425
 Deutsche Global Opportunities Subaccount (Class B) (7/03)............. 2010   1.547       1.656            --
                                                                        2009   1.072       1.547       135,437
                                                                        2008   2.201       1.072       191,619
                                                                        2007   2.069       2.201       220,266
                                                                        2006   1.737       2.069       228,663
                                                                        2005   1.505       1.737       233,672
 Deutsche Growth & Income Subaccount (Class B) (6/03).................. 2008   1.363       1.277            --
                                                                        2007   1.381       1.363       771,975
                                                                        2006   1.248       1.381       811,649
                                                                        2005   1.207       1.248       723,428
 Deutsche Health Care VIP Subaccount (Class B) (6/03).................. 2011   1.348       1.512            --
                                                                        2010   1.281       1.348       162,691
                                                                        2009   1.076       1.281       176,328
                                                                        2008   1.440       1.076       182,275
                                                                        2007   1.305       1.440       258,331
                                                                        2006   1.263       1.305       266,851
                                                                        2005   1.196       1.263       250,052
 Deutsche International Subaccount (Class B) (7/03).................... 2008   2.079       1.986            --
                                                                        2007   1.862       2.079       297,231
                                                                        2006   1.519       1.862       310,121
                                                                        2005   1.343       1.519       282,498
Deutsche Variable Series II
 Deutsche All Cap Growth Subaccount (Class B) (8/03)................... 2006   1.414       1.551            --
                                                                        2005   1.277       1.414        34,622

                         SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
 Deutsche Balanced Subaccount (Class B) (7/03)................................. 2008   1.227       1.190            --
                                                                                2007   1.202       1.227       370,418
                                                                                2006   1.120       1.202       369,715
                                                                                2005   1.103       1.120       369,179
 Deutsche Blue Chip Subaccount (Class B) (6/03)................................ 2008   1.584       1.481            --
                                                                                2007   1.572       1.584       264,553
                                                                                2006   1.396       1.572       278,057
                                                                                2005   1.302       1.396       328,171
 Deutsche Conservative Allocation Subaccount (Class B) (8/04).................. 2009   0.884       0.889            --
                                                                                2008   1.173       0.884       663,907
                                                                                2007   1.146       1.173       793,755
                                                                                2006   1.078       1.146     1,438,389
                                                                                2005   1.057       1.078     1,073,774
 Deutsche Core Fixed Income Subaccount (Class B) (6/03)........................ 2008   1.028       0.989            --
                                                                                2007   1.014       1.028       782,181
                                                                                2006   0.999       1.014       717,534
                                                                                2005   1.003       0.999       793,523
 Deutsche Davis Venture Value Subaccount (Class B) (7/03)...................... 2008   1.528       1.477            --
                                                                                2007   1.501       1.528       317,812
                                                                                2006   1.343       1.501       306,553
                                                                                2005   1.258       1.343       428,127
 Deutsche Dreman Financial Services Subaccount (Class B) (7/03)................ 2006   1.195       1.246            --
                                                                                2005   1.228       1.195       231,877
 Deutsche Dreman High Return Equity Subaccount (Class B) (6/03)................ 2008   1.495       1.422            --
                                                                                2007   1.564       1.495       914,202
                                                                                2006   1.354       1.564       936,267
                                                                                2005   1.288       1.354       528,628
 Deutsche Foreign Value Subaccount (Class B) (11/04)........................... 2006   1.126       1.344            --
                                                                                2005   1.053       1.126        72,702
 Deutsche Global Growth Subaccount (Class B) (8/03)............................ 2014   1.865       1.842            --
                                                                                2013   1.569       1.865       100,139
                                                                                2012   1.359       1.569       109,609
                                                                                2011   1.629       1.359       116,151
                                                                                2010   1.472       1.629       137,730
                                                                                2009   1.052       1.472       157,076
                                                                                2008   2.065       1.052       263,464
                                                                                2007   1.996       2.065       350,756
                                                                                2006   1.576       1.996       335,545
                                                                                2005   1.316       1.576       318,203
 Deutsche Government & Agency Securities VIP Subaccount (Class B) (6/03)....... 2014   1.160       1.190        84,784
                                                                                2013   1.227       1.160        86,722
                                                                                2012   1.225       1.227       158,472
                                                                                2011   1.170       1.225       120,156
                                                                                2010   1.127       1.170       172,178
                                                                                2009   1.071       1.127       168,863
                                                                                2008   1.048       1.071       200,936
                                                                                2007   1.017       1.048       177,792
                                                                                2006   1.003       1.017       166,095
                                                                                2005   1.004       1.003       234,498
 Deutsche Growth Allocation Subaccount (Class B) (9/04)........................ 2009   0.823       0.823            --
                                                                                2008   1.287       0.823     2,677,907
                                                                                2007   1.248       1.287     2,719,667
                                                                                2006   1.133       1.248     2,761,331
                                                                                2005   1.094       1.133     1,737,173
 Deutsche High Income Subaccount (Class B) (6/03).............................. 2008   1.275       1.258            --
                                                                                2007   1.298       1.275       338,540
                                                                                2006   1.206       1.298       354,517
                                                                                2005   1.193       1.206       467,383
 Deutsche Income Allocation Subaccount (Class B) (8/04)........................ 2006   1.052       1.067            --
                                                                                2005   1.040       1.052       257,828
 Deutsche Index 500 Subaccount (Class B) (7/03)................................ 2005   1.214       1.231            --
 Deutsche International Select Equity Subaccount (Class B) (7/03).............. 2008   2.149       2.068            --

                      SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2007   1.893       2.149       511,102
                                                                          2006   1.549       1.893       527,028
                                                                          2005   1.390       1.549       518,709
 Deutsche Janus Growth & Income Subaccount (Class B) (7/03).............. 2008   1.451       1.390            --
                                                                          2007   1.398       1.451       199,443
                                                                          2006   1.324       1.398       237,623
                                                                          2005   1.213       1.324       258,807
 Deutsche Janus Growth Opportunities Subaccount (Class B) (7/03)......... 2006   1.272       1.251            --
                                                                          2005   1.215       1.272        36,480
 Deutsche Large Cap Core Subaccount (Class B) (12/04).................... 2006   1.143       1.261            --
                                                                          2005   1.036       1.143            --
 Deutsche Large Cap Value Subaccount (Class B) (7/03).................... 2008   1.528       1.503            --
                                                                          2007   1.387       1.528       479,859
                                                                          2006   1.234       1.387       502,745
                                                                          2005   1.243       1.234       514,974
 Deutsche MFS(Reg. TM) Strategic Value Subaccount (Class B) (8/03)....... 2006   1.248       1.279            --
                                                                          2005   1.285       1.248       349,432
 Deutsche Mid Cap Growth Subaccount (Class B) (8/03)..................... 2008   1.503       1.411            --
                                                                          2007   1.425       1.503         2,301
                                                                          2006   1.319       1.425         7,682
                                                                          2005   1.177       1.319        19,357
 Deutsche Moderate Allocation Subaccount (Class B) (8/04)................ 2009   0.836       0.837            --
                                                                          2008   1.229       0.836       573,958
                                                                          2007   1.196       1.229       854,462
                                                                          2006   1.103       1.196       644,247
                                                                          2005   1.075       1.103       670,314
 Deutsche Money Market Subaccount (Class B) (7/03)....................... 2008   1.012       1.014            --
                                                                          2007   0.990       1.012       393,191
                                                                          2006   0.972       0.990       360,375
                                                                          2005   0.971       0.972       307,283
 Deutsche Oak Strategic Equity Subaccount (Class B) (7/03)............... 2006   1.096       1.114            --
                                                                          2005   1.174       1.096       226,814
 Deutsche Small Cap Growth Subaccount (Class B) (7/03)................... 2008   1.349       1.174            --
                                                                          2007   1.305       1.349       248,986
                                                                          2006   1.274       1.305       289,034
                                                                          2005   1.221       1.274       323,601
 Deutsche Small Mid Cap Value VIP Subaccount (Class B) (7/03)............ 2014   2.617       2.688       118,390
                                                                          2013   1.988       2.617       130,473
                                                                          2012   1.795       1.988       167,253
                                                                          2011   1.960       1.795       203,470
                                                                          2010   1.635       1.960       247,921
                                                                          2009   1.294       1.635       246,343
                                                                          2008   1.997       1.294       326,420
                                                                          2007   1.991       1.997       411,910
                                                                          2006   1.635       1.991       420,352
                                                                          2005   1.524       1.635       465,339
 Deutsche Strategic Income Subaccount (Class B) (6/03)................... 2008   1.131       1.129            --
                                                                          2007   1.101       1.131       412,080
                                                                          2006   1.036       1.101       434,480
                                                                          2005   1.040       1.036       466,061
 Deutsche Technology Subaccount (Class B) (7/03)......................... 2010   1.085       1.119            --
                                                                          2009   0.694       1.085       131,204
                                                                          2008   1.326       0.694       174,196
                                                                          2007   1.192       1.326       174,458
                                                                          2006   1.214       1.192       209,019
                                                                          2005   1.203       1.214       239,428
 Deutsche Turner Mid Cap Growth Subaccount (Class B) (7/03).............. 2008   1.806       1.677            --
                                                                          2007   1.477       1.806       293,473
                                                                          2006   1.423       1.477       334,551
                                                                          2005   1.309       1.423       306,904
Dreyfus Investment Portfolios
 Dreyfus MidCap Stock Subaccount (Service Shares) (6/03)................. 2008   1.449       1.419            --

                           SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2007   1.463       1.449       410,311
                                                                                   2006   1.390       1.463       443,425
                                                                                   2005   1.305       1.390       472,085
Dreyfus Socially Responsible Growth Fund, Inc.
 The Dreyfus Socially Responsible Growth Subaccount (Service Shares) (9/03)....... 2014   1.724       1.906           474
                                                                                   2013   1.316       1.724         1,578
                                                                                   2012   1.206       1.316         1,614
                                                                                   2011   1.226       1.206         1,618
                                                                                   2010   1.095       1.226         1,623
                                                                                   2009   0.840       1.095         1,719
                                                                                   2008   1.314       0.840         2,118
                                                                                   2007   1.251       1.314         2,508
                                                                                   2006   1.175       1.251         2,512
                                                                                   2005   1.163       1.175         2,517
DWS Investments VIT Funds
 Deutsche VIT Equity 500 Index Subaccount (Class B) (9/05)........................ 2008   1.159       1.100            --
                                                                                   2007   1.131       1.159     3,422,913
                                                                                   2006   1.005       1.131     3,429,682
                                                                                   2005   1.000       1.005     3,459,838
 Deutsche VIT RREEF Real Estate Securites Subaccount (Class B) (6/03)............. 2007   2.164       1.769       819,062
                                                                                   2006   1.614       2.164       828,138
                                                                                   2005   1.484       1.614       904,787
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (4/08) *.......................... 2014   1.850       1.868       897,694
                                                                                   2013   1.731       1.850     1,119,376
                                                                                   2012   1.520       1.731     1,343,188
                                                                                   2011   1.520       1.520     1,640,574
                                                                                   2010   1.344       1.520     1,528,073
                                                                                   2009   0.938       1.344       336,233
                                                                                   2008   1.261       0.938       293,045
 MIST FOF - Balanced Strategy Subaccount (Class B) (5/09)......................... 2014   1.423       1.421            --
                                                                                   2013   1.220       1.423       379,738
                                                                                   2012   1.095       1.220       494,661
                                                                                   2011   1.140       1.095       690,524
                                                                                   2010   1.027       1.140       584,325
                                                                                   2009   0.859       1.027       512,846
 MIST FOF - Growth Strategy Subaccount (Class B) (5/09)........................... 2014   1.534       1.524            --
                                                                                   2013   1.247       1.534     1,054,666
                                                                                   2012   1.103       1.247     1,103,219
                                                                                   2011   1.174       1.103     1,132,042
                                                                                   2010   1.040       1.174     1,266,478
                                                                                   2009   0.849       1.040     2,451,208
 MIST FOF - Moderate Strategy Subaccount (Class B) (5/09)......................... 2014   1.405       1.407            --
                                                                                   2013   1.259       1.405     1,525,557
                                                                                   2012   1.146       1.259     1,663,729
                                                                                   2011   1.174       1.146     1,677,571
                                                                                   2010   1.069       1.174     1,688,257
                                                                                   2009   0.908       1.069       725,480
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/07)............ 2014   2.557       2.343        53,149
                                                                                   2013   2.748       2.557        53,469
                                                                                   2012   2.361       2.748        58,454
                                                                                   2011   2.962       2.361        60,944
                                                                                   2010   2.444       2.962        83,099
                                                                                   2009   1.478       2.444        80,788
                                                                                   2008   3.391       1.478       152,237
                                                                                   2007   2.704       3.391       183,443
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/08) *........... 2014   2.054       1.868       376,053
                                                                                   2013   1.762       2.054       415,429
                                                                                   2012   1.545       1.762       498,479
                                                                                   2011   1.771       1.545       540,687
                                                                                   2010   1.627       1.771       574,162
                                                                                   2009   1.265       1.627       564,512
                                                                                   2008   2.180       1.265       655,778
 MIST MLA Mid Cap Subaccount (Class B) (4/08)..................................... 2013   1.018       1.101            --

                      SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2012   0.990       1.018       336,292
                                                                          2011   1.069       0.990       447,407
                                                                          2010   0.890       1.069       576,675
                                                                          2009   0.666       0.890       666,203
                                                                          2008   1.060       0.666       700,535
 MIST Oppenheimer Global Equity Subaccount (Class B) (5/10).............. 2014   1.906       1.902       203,901
                                                                          2013   1.534       1.906       101,488
                                                                          2012   1.296       1.534        98,263
                                                                          2011   1.447       1.296       118,067
                                                                          2010   1.345       1.447       159,806
 MIST Pioneer Strategic Income Subaccount (Class E) (4/08)............... 2014   1.511       1.542     1,163,667
                                                                          2013   1.524       1.511     1,363,441
                                                                          2012   1.400       1.524     1,512,121
                                                                          2011   1.384       1.400     1,675,210
                                                                          2010   1.264       1.384     1,803,608
                                                                          2009   0.975       1.264     1,734,673
                                                                          2008   1.131       0.975       383,859
 MIST RCM Technology Subaccount (Class E) (5/10)......................... 2013   1.294       1.350            --
                                                                          2012   1.178       1.294        65,570
                                                                          2011   1.339       1.178        93,346
                                                                          2010   1.142       1.339       111,362
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/08) *........ 2014   1.270       1.406       376,985
                                                                          2013   0.971       1.270       560,071
                                                                          2012   0.842       0.971       642,796
                                                                          2011   0.898       0.842       696,907
                                                                          2010   0.785       0.898       754,357
                                                                          2009   0.679       0.785       837,753
                                                                          2008   1.027       0.679       892,095
 MIST T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08) *......... 2014   2.204       2.429        17,522
                                                                          2013   1.651       2.204         8,017
                                                                          2012   1.486       1.651        21,589
                                                                          2011   1.546       1.486        10,287
                                                                          2010   1.239       1.546        31,512
                                                                          2009   0.872       1.239        23,249
                                                                          2008   1.414       0.872         2,368
 MIST Turner Mid Cap Growth Subaccount (Class B) (4/08).................. 2013   1.520       1.636            --
                                                                          2012   1.467       1.520       135,463
                                                                          2011   1.623       1.467       151,247
                                                                          2010   1.306       1.623       166,047
                                                                          2009   0.908       1.306       186,841
                                                                          2008   1.671       0.908       283,126
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class B) (4/08)................... 2014   1.110       1.158       343,700
                                                                          2013   1.147       1.110       368,503
                                                                          2012   1.094       1.147       749,360
                                                                          2011   1.053       1.094       842,398
                                                                          2010   0.997       1.053       923,427
                                                                          2009   0.935       0.997       888,721
                                                                          2008   0.992       0.935       798,731
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08)............... 2014   1.588       1.702       277,314
                                                                          2013   1.233       1.588       305,010
                                                                          2012   1.107       1.233       329,316
                                                                          2011   1.110       1.107       451,116
                                                                          2010   1.043       1.110       534,762
                                                                          2009   0.961       1.043       598,084
                                                                          2008   1.417       0.961       693,545
 MSF BlackRock Money Market Subaccount (Class B) (4/08).................. 2014   1.620       1.583       876,719
                                                                          2013   1.657       1.620     1,120,300
                                                                          2012   1.696       1.657     1,188,472
                                                                          2011   1.736       1.696     1,210,301
                                                                          2010   1.776       1.736     1,100,826
                                                                          2009   1.813       1.776     1,153,377
                                                                          2008   1.814       1.813       836,802
 MSF FI Value Leaders Subaccount (Class B) (4/08) *...................... 2013   1.309       1.437            --

                     SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2012   1.160       1.309       119,370
                                                                        2011   1.268       1.160       152,558
                                                                        2010   1.135       1.268       165,046
                                                                        2009   0.956       1.135       180,035
                                                                        2008   1.480       0.956       224,254
 MSF Frontier Mid Cap Growth Subaccount (Class B) (4/13)............... 2014   1.950       2.113       106,652
                                                                        2013   1.646       1.950       110,159
 MSF Jennison Growth Subaccount (Class B) (4/14)....................... 2014   1.158       1.300       648,795
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/14)........... 2014   1.263       1.291       973,787
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/14)........... 2014   1.252       1.289     2,381,612
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/14)........... 2014   1.227       1.271     2,135,315
 MSF MetLife Stock Index Subaccount (Class B) (4/08)................... 2014   1.411       1.559       818,892
                                                                        2013   1.096       1.411     1,089,634
                                                                        2012   0.972       1.096     1,090,098
                                                                        2011   0.978       0.972     1,222,586
                                                                        2010   0.874       0.978     1,315,224
                                                                        2009   0.711       0.874     1,424,412
                                                                        2008   1.099       0.711     1,179,703
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/06)............. 2014   1.286       1.362       171,884
                                                                        2013   1.109       1.286       194,842
                                                                        2012   1.020       1.109       274,579
                                                                        2011   1.021       1.020       370,833
                                                                        2010   0.952       1.021       417,631
                                                                        2009   0.823       0.952       377,004
                                                                        2008   1.085       0.823       237,057
                                                                        2007   1.066       1.085       467,325
                                                                        2006   1.003       1.066       350,023
 MSF MFS(Reg. TM) Value Subaccount (Class E) (4/08).................... 2014   1.984       2.145       172,184
                                                                        2013   1.497       1.984       181,519
                                                                        2012   1.316       1.497       163,330
                                                                        2011   1.336       1.316       174,013
                                                                        2010   1.229       1.336       208,657
                                                                        2009   1.042       1.229       220,146
                                                                        2008   1.502       1.042       325,879
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13).............. 2014   1.376       1.341       226,464
                                                                        2013   1.109       1.376       254,635
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)........ 2013   1.147       1.555       403,427
                                                                        2012   0.989       1.147       214,405
                                                                        2011   1.026       0.989       262,441
                                                                        2010   0.899       1.026       307,400
                                                                        2009   0.643       0.899       361,706
                                                                        2008   1.059       0.643       356,675
 MSF T. Rowe Price Large Cap Growth Subaccount (Class E) (4/13)........ 2014   1.704       1.814       142,382
                                                                        2013   1.357       1.704       146,241
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........ 2014   2.171       2.262       242,791
                                                                        2013   1.541       2.171       461,010
                                                                        2012   1.360       1.541       586,329
                                                                        2011   1.372       1.360       688,470
                                                                        2010   1.043       1.372       788,168
                                                                        2009   0.770       1.043       607,650
                                                                        2008   1.176       0.770       629,902
 MSF WMC Balanced Subaccount (Class B) (4/08).......................... 2014   1.477       1.592       255,060
                                                                        2013   1.256       1.477       279,621
                                                                        2012   1.147       1.256       339,633
                                                                        2011   1.133       1.147       358,017
                                                                        2010   1.060       1.133       455,176
                                                                        2009   0.927       1.060       445,369
                                                                        2008   1.189       0.927       433,559
 MSF WMC Core Equity Opportunities Subaccount (Class B) (4/08)......... 2014   1.700       1.834       274,074

SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.30%
                       (CONTINUED)
                            UNIT      UNIT     NUMBER OF
                           VALUE      VALUE      UNITS
                             AT        AT     OUTSTANDING
                         BEGINNING   END OF       AT
PORTFOLIO NAME    YEAR    OF YEAR     YEAR    END OF YEAR
---------------- ------ ----------- -------- ------------
                 2013   1.304       1.700    313,025
                 2012   1.185       1.304    473,982
                 2011   1.267       1.185    520,806
                 2010   1.161       1.267    564,480
                 2009   0.902       1.161    539,826
                 2008   1.471       0.902    574,824





                           SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.35%
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Managed Volatility Subaccount (Series I) (7/03).......... 2014   1.899       2.236       11,585
                                                                        2013   1.755       1.899       13,742
                                                                        2012   1.735       1.755       13,710
                                                                        2011   1.525       1.735       13,437
                                                                        2010   1.469       1.525       17,663
                                                                        2009   1.308       1.469       19,000
                                                                        2008   1.980       1.308       24,781
                                                                        2007   1.681       1.980       20,852
                                                                        2006   1.371       1.681        8,394
                                                                        2005   1.202       1.371        4,442
Alger Portfolios
 Alger American Balanced Subaccount (Class S) (6/03)................... 2006   1.074       1.077           --
                                                                        2005   1.017       1.074           --
 Alger Capital Appreciation Subaccount (Class S) (7/03)................ 2014   2.314       2.564       28,575
                                                                        2013   1.758       2.314       31,602
                                                                        2012   1.527       1.758           --
                                                                        2011   1.573       1.527           --
                                                                        2010   1.417       1.573           --
                                                                        2009   0.963       1.417       24,181
                                                                        2008   1.801       0.963       17,401
                                                                        2007   1.384       1.801       50,909
                                                                        2006   1.191       1.384           --
                                                                        2005   1.068       1.191           --
Credit Suisse Trust
 Credit Suisse International Equity Flex II Subaccount (6/03).......... 2009   0.693       0.884           --
                                                                        2008   1.332       0.693        3,523
                                                                        2007   1.420       1.332        3,752
                                                                        2006   1.284       1.420        3,899
                                                                        2005   1.132       1.284        3,903
 Credit Suisse International Equity Flex III Subaccount (12/09)........ 2012   0.810       0.810           --
                                                                        2011   0.978       0.810           --
                                                                        2010   0.892       0.978           --
                                                                        2009   0.890       0.892        3,401
 Credit Suisse Trust Emerging Markets Subaccount (7/03)................ 2007   1.883       1.967           --
                                                                        2006   1.454       1.883        8,081
                                                                        2005   1.164       1.454        7,745
Deutsche Variable Series I
 Deutsche Bond Subaccount (Class B) (6/05)............................. 2008   1.025       0.995           --
                                                                        2007   1.012       1.025        3,938
                                                                        2006   0.993       1.012        3,633
                                                                        2005   1.000       0.993        3,921
 Deutsche Capital Growth Subaccount (Class B) (7/03)................... 2014   1.634       1.578           --
                                                                        2013   1.246       1.634       20,907
                                                                        2012   1.104       1.246       26,454
                                                                        2011   1.186       1.104       28,592
                                                                        2010   1.044       1.186           --
                                                                        2009   0.845       1.044           --
                                                                        2008   1.295       0.845        6,709
                                                                        2007   1.182       1.295       27,065
                                                                        2006   1.119       1.182           --
                                                                        2005   1.056       1.119           --

                         SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
 Deutsche Global Opportunities Subaccount (Class B) (7/03)..................... 2010   1.226       1.312            --
                                                                                2009   0.850       1.226        15,885
                                                                                2008   1.746       0.850         2,230
                                                                                2007   1.642       1.746         3,793
                                                                                2006   1.379       1.642         6,828
                                                                                2005   1.196       1.379         5,753
 Deutsche Growth & Income Subaccount (Class B) (6/03).......................... 2008   1.219       1.142            --
                                                                                2007   1.236       1.219        75,420
                                                                                2006   1.117       1.236       201,221
                                                                                2005   1.081       1.117            --
 Deutsche Health Care VIP Subaccount (Class B) (6/03).......................... 2011   1.168       1.310            --
                                                                                2010   1.111       1.168        28,462
                                                                                2009   0.934       1.111        27,955
                                                                                2008   1.249       0.934        17,765
                                                                                2007   1.133       1.249        13,272
                                                                                2006   1.097       1.133         6,513
                                                                                2005   1.039       1.097         6,297
 Deutsche International Subaccount (Class B) (7/03)............................ 2008   1.759       1.680            --
                                                                                2007   1.576       1.759       200,507
                                                                                2006   1.286       1.576       206,004
                                                                                2005   1.138       1.286        45,580
Deutsche Variable Series II
 Deutsche All Cap Growth Subaccount (Class B) (8/03)........................... 2006   1.220       1.338            --
                                                                                2005   1.103       1.220            --
 Deutsche Balanced Subaccount (Class B) (7/03)................................. 2008   1.147       1.113            --
                                                                                2007   1.125       1.147            --
                                                                                2006   1.049       1.125            --
                                                                                2005   1.033       1.049            --
 Deutsche Blue Chip Subaccount (Class B) (6/03)................................ 2008   1.350       1.262            --
                                                                                2007   1.340       1.350         3,550
                                                                                2006   1.191       1.340         6,662
                                                                                2005   1.112       1.191         3,637
 Deutsche Conservative Allocation Subaccount (Class B) (8/04).................. 2009   0.882       0.887            --
                                                                                2008   1.171       0.882        10,560
                                                                                2007   1.145       1.171        11,534
                                                                                2006   1.077       1.145         6,674
                                                                                2005   1.057       1.077         2,927
 Deutsche Core Fixed Income Subaccount (Class B) (6/03)........................ 2008   1.018       0.980            --
                                                                                2007   1.005       1.018         6,964
                                                                                2006   0.990       1.005            --
                                                                                2005   0.996       0.990            --
 Deutsche Davis Venture Value Subaccount (Class B) (7/03)...................... 2008   1.295       1.252            --
                                                                                2007   1.274       1.295       254,973
                                                                                2006   1.140       1.274       208,952
                                                                                2005   1.069       1.140       200,664
 Deutsche Dreman Financial Services Subaccount (Class B) (7/03)................ 2006   1.031       1.075            --
                                                                                2005   1.061       1.031            --
 Deutsche Dreman High Return Equity Subaccount (Class B) (6/03)................ 2008   1.292       1.229            --
                                                                                2007   1.353       1.292       182,924
                                                                                2006   1.171       1.353       229,714
                                                                                2005   1.115       1.171       223,055
 Deutsche Foreign Value Subaccount (Class B) (11/04)........................... 2006   1.125       1.343            --
                                                                                2005   1.053       1.125       196,474
 Deutsche Global Growth Subaccount (Class B) (8/03)............................ 2014   1.586       1.566            --
                                                                                2013   1.335       1.586            --
                                                                                2012   1.157       1.335            --
                                                                                2011   1.388       1.157            --
                                                                                2010   1.255       1.388            --
                                                                                2009   0.897       1.255            --
                                                                                2008   1.761       0.897            --
                                                                                2007   1.704       1.761         2,049
                                                                                2006   1.345       1.704         4,756
                                                                                2005   1.124       1.345         3,313
 Deutsche Government & Agency Securities VIP Subaccount (Class B) (6/03)....... 2014   1.152       1.181            --

                      SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2013   1.219       1.152            --
                                                                          2012   1.218       1.219            --
                                                                          2011   1.163       1.218            --
                                                                          2010   1.121       1.163            --
                                                                          2009   1.066       1.121            --
                                                                          2008   1.044       1.066            --
                                                                          2007   1.013       1.044            --
                                                                          2006   1.000       1.013            --
                                                                          2005   1.001       1.000            --
 Deutsche Growth Allocation Subaccount (Class B) (9/04).................. 2009   0.821       0.821            --
                                                                          2008   1.285       0.821       144,032
                                                                          2007   1.246       1.285       144,056
                                                                          2006   1.132       1.246       150,555
                                                                          2005   1.093       1.132       149,400
 Deutsche High Income Subaccount (Class B) (6/03)........................ 2008   1.157       1.141            --
                                                                          2007   1.178       1.157        29,307
                                                                          2006   1.096       1.178        27,113
                                                                          2005   1.085       1.096        26,433
 Deutsche Income Allocation Subaccount (Class B) (8/04).................. 2006   1.052       1.066            --
                                                                          2005   1.040       1.052         3,674
 Deutsche Index 500 Subaccount (Class B) (7/03).......................... 2005   1.086       1.100            --
 Deutsche International Select Equity Subaccount (Class B) (7/03)........ 2008   1.777       1.709            --
                                                                          2007   1.566       1.777         5,609
                                                                          2006   1.282       1.566         2,939
                                                                          2005   1.151       1.282         4,022
 Deutsche Janus Growth & Income Subaccount (Class B) (7/03).............. 2008   1.315       1.260            --
                                                                          2007   1.268       1.315       143,708
                                                                          2006   1.202       1.268       142,809
                                                                          2005   1.102       1.202       136,116
 Deutsche Janus Growth Opportunities Subaccount (Class B) (7/03)......... 2006   1.159       1.139            --
                                                                          2005   1.108       1.159            --
 Deutsche Large Cap Core Subaccount (Class B) (12/04).................... 2006   1.143       1.259            --
                                                                          2005   1.036       1.143       183,560
 Deutsche Large Cap Value Subaccount (Class B) (7/03).................... 2008   1.326       1.304            --
                                                                          2007   1.204       1.326            --
                                                                          2006   1.072       1.204            --
                                                                          2005   1.081       1.072            --
 Deutsche MFS(Reg. TM) Strategic Value Subaccount (Class B) (8/03)....... 2006   1.108       1.135            --
                                                                          2005   1.141       1.108         3,816
 Deutsche Mid Cap Growth Subaccount (Class B) (8/03)..................... 2008   1.332       1.250            --
                                                                          2007   1.263       1.332         7,392
                                                                          2006   1.170       1.263         4,240
                                                                          2005   1.045       1.170         2,544
 Deutsche Moderate Allocation Subaccount (Class B) (8/04)................ 2009   0.834       0.835            --
                                                                          2008   1.226       0.834        24,684
                                                                          2007   1.195       1.226            --
                                                                          2006   1.103       1.195            --
                                                                          2005   1.075       1.103            --
 Deutsche Money Market Subaccount (Class B) (7/03)....................... 2008   1.026       1.028            --
                                                                          2007   1.004       1.026            --
                                                                          2006   0.986       1.004            --
                                                                          2005   0.986       0.986            --
 Deutsche Oak Strategic Equity Subaccount (Class B) (7/03)............... 2006   0.947       0.962            --
                                                                          2005   1.015       0.947            --
 Deutsche Small Cap Growth Subaccount (Class B) (7/03)................... 2008   1.176       1.023            --
                                                                          2007   1.138       1.176        59,803
                                                                          2006   1.111       1.138        56,768
                                                                          2005   1.066       1.111        51,099
 Deutsche Small Mid Cap Value VIP Subaccount (Class B) (7/03)............ 2014   1.997       2.050            --

                           SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2013   1.518       1.997         5,737
                                                                                   2012   1.371       1.518         7,132
                                                                                   2011   1.498       1.371        53,987
                                                                                   2010   1.250       1.498        61,223
                                                                                   2009   0.990       1.250        68,856
                                                                                   2008   1.528       0.990        90,851
                                                                                   2007   1.524       1.528       138,293
                                                                                   2006   1.252       1.524       146,812
                                                                                   2005   1.168       1.252       149,448
 Deutsche Strategic Income Subaccount (Class B) (6/03)............................ 2008   1.147       1.146            --
                                                                                   2007   1.118       1.147        80,722
                                                                                   2006   1.053       1.118        47,024
                                                                                   2005   1.057       1.053        45,748
 Deutsche Technology Subaccount (Class B) (7/03).................................. 2010   0.940       0.970            --
                                                                                   2009   0.602       0.940        57,047
                                                                                   2008   1.151       0.602            --
                                                                                   2007   1.035       1.151        30,237
                                                                                   2006   1.055       1.035            --
                                                                                   2005   1.046       1.055            --
 Deutsche Turner Mid Cap Growth Subaccount (Class B) (7/03)....................... 2008   1.513       1.405            --
                                                                                   2007   1.238       1.513        53,983
                                                                                   2006   1.194       1.238        13,257
                                                                                   2005   1.098       1.194        12,328
Dreyfus Investment Portfolios
 Dreyfus MidCap Stock Subaccount (Service Shares) (6/03).......................... 2008   1.237       1.211            --
                                                                                   2007   1.249       1.237         1,063
                                                                                   2006   1.188       1.249         4,977
                                                                                   2005   1.116       1.188         4,701
Dreyfus Socially Responsible Growth Fund, Inc.
 The Dreyfus Socially Responsible Growth Subaccount (Service Shares) (9/03)....... 2014   1.541       1.703            --
                                                                                   2013   1.177       1.541            --
                                                                                   2012   1.079       1.177            --
                                                                                   2011   1.098       1.079            --
                                                                                   2010   0.981       1.098            --
                                                                                   2009   0.753       0.981            --
                                                                                   2008   1.178       0.753            --
                                                                                   2007   1.122       1.178            --
                                                                                   2006   1.054       1.122         4,400
                                                                                   2005   1.044       1.054         4,041
DWS Investments VIT Funds
 Deutsche VIT Equity 500 Index Subaccount (Class B) (9/05)........................ 2008   1.158       1.099            --
                                                                                   2007   1.131       1.158            --
                                                                                   2006   1.005       1.131            --
                                                                                   2005   1.000       1.005            --
 Deutsche VIT RREEF Real Estate Securites Subaccount (Class B) (6/03)............. 2007   1.765       1.442        39,552
                                                                                   2006   1.318       1.765        42,006
                                                                                   2005   1.212       1.318        43,957
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (4/08) *.......................... 2014   1.674       1.689       317,505
                                                                                   2013   1.567       1.674       377,833
                                                                                   2012   1.377       1.567       407,068
                                                                                   2011   1.377       1.377       439,433
                                                                                   2010   1.218       1.377       466,033
                                                                                   2009   0.850       1.218        43,236
                                                                                   2008   1.144       0.850        26,532
 MIST FOF - Balanced Strategy Subaccount (Class B) (5/09)......................... 2014   1.417       1.414            --
                                                                                   2013   1.214       1.417            --
                                                                                   2012   1.091       1.214            --
                                                                                   2011   1.137       1.091            --
                                                                                   2010   1.025       1.137            --
                                                                                   2009   0.857       1.025        25,348
 MIST FOF - Growth Strategy Subaccount (Class B) (5/09)........................... 2014   1.527       1.516            --
                                                                                   2013   1.242       1.527        17,292
                                                                                   2012   1.099       1.242        19,259
                                                                                   2011   1.170       1.099        21,533
                                                                                   2010   1.037       1.170        23,476
                                                                                   2009   0.847       1.037        23,516

                         SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
 MIST FOF - Moderate Strategy Subaccount (Class B) (5/09)..................... 2014   1.398       1.400            --
                                                                               2013   1.253       1.398        15,301
                                                                               2012   1.142       1.253        14,811
                                                                               2011   1.170       1.142        13,882
                                                                               2010   1.066       1.170        14,784
                                                                               2009   0.906       1.066        17,050
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/07)........ 2014   1.843       1.688        12,183
                                                                               2013   1.982       1.843        11,154
                                                                               2012   1.704       1.982        20,994
                                                                               2011   2.138       1.704        21,867
                                                                               2010   1.765       2.138        44,707
                                                                               2009   1.068       1.765        40,883
                                                                               2008   2.451       1.068        15,552
                                                                               2007   1.955       2.451         8,896
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/08) *....... 2014   1.608       1.462        28,376
                                                                               2013   1.380       1.608        33,485
                                                                               2012   1.211       1.380        36,399
                                                                               2011   1.389       1.211        85,215
                                                                               2010   1.276       1.389       110,147
                                                                               2009   0.993       1.276       123,124
                                                                               2008   1.712       0.993       144,732
 MIST MLA Mid Cap Subaccount (Class B) (4/08)................................. 2013   1.014       1.097            --
                                                                               2012   0.987       1.014        20,631
                                                                               2011   1.066       0.987        22,778
                                                                               2010   0.888       1.066         1,211
                                                                               2009   0.665       0.888         1,320
                                                                               2008   1.058       0.665         1,150
 MIST Oppenheimer Global Equity Subaccount (Class B) (5/10)................... 2014   1.523       1.520        56,034
                                                                               2013   1.227       1.523        61,988
                                                                               2012   1.037       1.227        18,812
                                                                               2011   1.159       1.037        20,750
                                                                               2010   1.077       1.159        25,310
 MIST Pioneer Strategic Income Subaccount (Class E) (4/08).................... 2014   1.529       1.560     1,930,321
                                                                               2013   1.543       1.529     2,570,270
                                                                               2012   1.418       1.543     2,845,058
                                                                               2011   1.403       1.418     2,707,456
                                                                               2010   1.282       1.403     2,766,113
                                                                               2009   0.989       1.282     1,986,678
                                                                               2008   1.148       0.989        67,641
 MIST RCM Technology Subaccount (Class E) (5/10).............................. 2013   1.120       1.168            --
                                                                               2012   1.020       1.120            --
                                                                               2011   1.160       1.020            --
                                                                               2010   0.990       1.160            --
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/08) *............. 2014   1.265       1.400            --
                                                                               2013   0.968       1.265            --
                                                                               2012   0.840       0.968            --
                                                                               2011   0.896       0.840            --
                                                                               2010   0.784       0.896            --
                                                                               2009   0.678       0.784            --
                                                                               2008   1.026       0.678        16,728
 MIST T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08) *.............. 2014   1.947       2.145        41,377
                                                                               2013   1.460       1.947        45,090
                                                                               2012   1.315       1.460        24,338
                                                                               2011   1.368       1.315        26,109
                                                                               2010   1.097       1.368        70,004
                                                                               2009   0.772       1.097        74,411
                                                                               2008   1.253       0.772         5,858
 MIST Turner Mid Cap Growth Subaccount (Class B) (4/08)....................... 2013   1.271       1.367            --
                                                                               2012   1.227       1.271            --
                                                                               2011   1.358       1.227            --
                                                                               2010   1.093       1.358         7,915
                                                                               2009   0.760       1.093        20,073
                                                                               2008   1.400       0.760        22,751
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class B) (4/08)........................ 2014   1.096       1.144            --

                     SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2013   1.134       1.096             --
                                                                        2012   1.082       1.134         25,079
                                                                        2011   1.042       1.082         28,103
                                                                        2010   0.987       1.042         30,577
                                                                        2009   0.926       0.987          4,031
                                                                        2008   0.983       0.926          4,887
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08)............. 2014   1.368       1.466         18,162
                                                                        2013   1.063       1.368         81,350
                                                                        2012   0.955       1.063         88,727
                                                                        2011   0.958       0.955        166,597
                                                                        2010   0.901       0.958        205,250
                                                                        2009   0.830       0.901        229,191
                                                                        2008   1.225       0.830        186,340
 MSF BlackRock Money Market Subaccount (Class B) (4/08)................ 2014   1.317       1.286             --
                                                                        2013   1.348       1.317          7,740
                                                                        2012   1.380       1.348        195,217
                                                                        2011   1.413       1.380        311,016
                                                                        2010   1.447       1.413        258,561
                                                                        2009   1.477       1.447         83,371
                                                                        2008   1.479       1.477        308,344
 MSF FI Value Leaders Subaccount (Class B) (4/08) *.................... 2013   1.112       1.221             --
                                                                        2012   0.986       1.112             --
                                                                        2011   1.079       0.986             --
                                                                        2010   0.966       1.079             --
                                                                        2009   0.814       0.966             --
                                                                        2008   1.261       0.814             --
 MSF Frontier Mid Cap Growth Subaccount (Class B) (4/13)............... 2014   1.630       1.765             --
                                                                        2013   1.376       1.630             --
 MSF Jennison Growth Subaccount (Class B) (4/14)....................... 2014   1.153       1.295         26,098
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/14)........... 2014   1.258       1.285         17,117
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/14)........... 2014   1.247       1.283     19,274,476
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/14)........... 2014   1.222       1.265     71,103,443
 MSF MetLife Stock Index Subaccount (Class B) (4/08)................... 2014   1.405       1.552             --
                                                                        2013   1.092       1.405         10,394
                                                                        2012   0.969       1.092         11,168
                                                                        2011   0.976       0.969         12,447
                                                                        2010   0.873       0.976         12,456
                                                                        2009   0.709       0.873         13,259
                                                                        2008   1.098       0.709         13,270
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/06)............. 2014   1.281       1.356      1,182,639
                                                                        2013   1.105       1.281        913,192
                                                                        2012   1.017       1.105        923,053
                                                                        2011   1.019       1.017        931,473
                                                                        2010   0.950       1.019      1,256,163
                                                                        2009   0.822       0.950      1,626,999
                                                                        2008   1.084       0.822        737,743
                                                                        2007   1.066       1.084        451,073
                                                                        2006   1.003       1.066             --
 MSF MFS(Reg. TM) Value Subaccount (Class E) (4/08).................... 2014   1.717       1.855             --
                                                                        2013   1.296       1.717             --
                                                                        2012   1.140       1.296             --
                                                                        2011   1.158       1.140             --
                                                                        2010   1.065       1.158             --
                                                                        2009   0.904       1.065             --
                                                                        2008   1.303       0.904             --
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13).............. 2014   1.370       1.334             --
                                                                        2013   1.104       1.370             --
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)........ 2013   1.143       1.549             --
                                                                        2012   0.986       1.143         49,240
                                                                        2011   1.023       0.986        143,122
                                                                        2010   0.897       1.023        140,258
                                                                        2009   0.642       0.897        262,608
                                                                        2008   1.058       0.642        166,329
 MSF T. Rowe Price Large Cap Growth Subaccount (Class E) (4/13)........ 2014   1.474       1.569         30,038

                     SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2013   1.174       1.474        49,575
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........ 2014   1.666       1.736        26,136
                                                                        2013   1.183       1.666        28,914
                                                                        2012   1.045       1.183            --
                                                                        2011   1.055       1.045            --
                                                                        2010   0.802       1.055            --
                                                                        2009   0.592       0.802        64,741
                                                                        2008   0.906       0.592        19,779
 MSF WMC Balanced Subaccount (Class B) (4/08).......................... 2014   1.377       1.484            --
                                                                        2013   1.172       1.377            --
                                                                        2012   1.071       1.172            --
                                                                        2011   1.058       1.071            --
                                                                        2010   0.991       1.058            --
                                                                        2009   0.867       0.991            --
                                                                        2008   1.112       0.867            --
 MSF WMC Core Equity Opportunities Subaccount (Class B) (4/08)......... 2014   1.437       1.549        62,383
                                                                        2013   1.103       1.437        88,380
                                                                        2012   1.003       1.103        82,282
                                                                        2011   1.073       1.003       197,903
                                                                        2010   0.983       1.073       154,077
                                                                        2009   0.765       0.983       224,164
                                                                        2008   1.247       0.765       184,278





                           SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.40%
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Managed Volatility Subaccount (Series I) (7/03).......... 2014   1.913       2.252          628
                                                                        2013   1.769       1.913          696
                                                                        2012   1.749       1.769          609
                                                                        2011   1.539       1.749          595
                                                                        2010   1.483       1.539        4,525
                                                                        2009   1.321       1.483        4,568
                                                                        2008   2.001       1.321        4,322
                                                                        2007   1.699       2.001        4,421
                                                                        2006   1.387       1.699        4,768
                                                                        2005   1.216       1.387        5,036
Alger Portfolios
 Alger American Balanced Subaccount (Class S) (6/03)................... 2006   1.098       1.102           --
                                                                        2005   1.040       1.098           --
 Alger Capital Appreciation Subaccount (Class S) (7/03)................ 2014   2.268       2.511           --
                                                                        2013   1.723       2.268           --
                                                                        2012   1.497       1.723           --
                                                                        2011   1.543       1.497           --
                                                                        2010   1.391       1.543           --
                                                                        2009   0.946       1.391           --
                                                                        2008   1.770       0.946           --
                                                                        2007   1.361       1.770           --
                                                                        2006   1.172       1.361           --
                                                                        2005   1.051       1.172           --
Credit Suisse Trust
 Credit Suisse International Equity Flex II Subaccount (6/03).......... 2009   0.685       0.874           --
                                                                        2008   1.318       0.685           --
                                                                        2007   1.406       1.318           --
                                                                        2006   1.272       1.406           --
                                                                        2005   1.122       1.272           --
 Credit Suisse International Equity Flex III Subaccount (12/09)........ 2012   0.800       0.800           --
                                                                        2011   0.966       0.800           --
                                                                        2010   0.882       0.966           --
                                                                        2009   0.880       0.882           --
 Credit Suisse Trust Emerging Markets Subaccount (7/03)................ 2007   2.079       2.172           --

                     SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2006   1.607       2.079        78,273
                                                                        2005   1.286       1.607        78,547
Deutsche Variable Series I
 Deutsche Bond Subaccount (Class B) (6/05)............................. 2008   1.024       0.994            --
                                                                        2007   1.011       1.024        12,409
                                                                        2006   0.993       1.011        12,416
                                                                        2005   1.000       0.993        12,422
 Deutsche Capital Growth Subaccount (Class B) (7/03)................... 2014   1.600       1.545            --
                                                                        2013   1.221       1.600        25,078
                                                                        2012   1.082       1.221        93,571
                                                                        2011   1.163       1.082       104,132
                                                                        2010   1.024       1.163        31,933
                                                                        2009   0.830       1.024        32,076
                                                                        2008   1.272       0.830        31,688
                                                                        2007   1.162       1.272        32,474
                                                                        2006   1.100       1.162        32,460
                                                                        2005   1.038       1.100        20,875
 Deutsche Global Opportunities Subaccount (Class B) (7/03)............. 2010   1.208       1.292            --
                                                                        2009   0.838       1.208        31,300
                                                                        2008   1.722       0.838       113,958
                                                                        2007   1.619       1.722       117,975
                                                                        2006   1.361       1.619       118,433
                                                                        2005   1.181       1.361       120,875
 Deutsche Growth & Income Subaccount (Class B) (6/03).................. 2008   1.199       1.123            --
                                                                        2007   1.216       1.199        22,105
                                                                        2006   1.100       1.216        21,617
                                                                        2005   1.065       1.100         8,940
 Deutsche Health Care VIP Subaccount (Class B) (6/03).................. 2011   1.171       1.313            --
                                                                        2010   1.114       1.171        80,710
                                                                        2009   0.937       1.114        80,614
                                                                        2008   1.254       0.937        96,214
                                                                        2007   1.138       1.254       107,027
                                                                        2006   1.102       1.138       108,804
                                                                        2005   1.045       1.102       119,081
 Deutsche International Subaccount (Class B) (7/03).................... 2008   1.780       1.700            --
                                                                        2007   1.596       1.780       131,203
                                                                        2006   1.303       1.596       131,824
                                                                        2005   1.154       1.303        33,193
Deutsche Variable Series II
 Deutsche All Cap Growth Subaccount (Class B) (8/03)................... 2006   1.204       1.320            --
                                                                        2005   1.089       1.204         5,785
 Deutsche Balanced Subaccount (Class B) (7/03)......................... 2008   1.154       1.119            --
                                                                        2007   1.132       1.154        23,740
                                                                        2006   1.056       1.132        23,740
                                                                        2005   1.041       1.056        23,740
 Deutsche Blue Chip Subaccount (Class B) (6/03)........................ 2008   1.326       1.238            --
                                                                        2007   1.316       1.326        39,217
                                                                        2006   1.171       1.316        38,356
                                                                        2005   1.093       1.171        38,574
 Deutsche Conservative Allocation Subaccount (Class B) (8/04).......... 2009   0.880       0.885            --
                                                                        2008   1.169       0.880        58,601
                                                                        2007   1.144       1.169        58,637
                                                                        2006   1.077       1.144        58,670
                                                                        2005   1.056       1.077        58,704
 Deutsche Core Fixed Income Subaccount (Class B) (6/03)................ 2008   1.064       1.023            --
                                                                        2007   1.051       1.064        13,709
                                                                        2006   1.036       1.051        12,551
                                                                        2005   1.041       1.036        11,831
 Deutsche Davis Venture Value Subaccount (Class B) (7/03).............. 2008   1.295       1.252            --
                                                                        2007   1.274       1.295         7,960
                                                                        2006   1.141       1.274         7,793
                                                                        2005   1.070       1.141         7,644
 Deutsche Dreman Financial Services Subaccount (Class B) (7/03)........ 2006   1.060       1.104            --
                                                                        2005   1.091       1.060         4,927

                         SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
 Deutsche Dreman High Return Equity Subaccount (Class B) (6/03)................ 2008   1.298       1.234            --
                                                                                2007   1.359       1.298        95,166
                                                                                2006   1.178       1.359        94,220
                                                                                2005   1.122       1.178        95,799
 Deutsche Foreign Value Subaccount (Class B) (11/04)........................... 2006   1.124       1.341            --
                                                                                2005   1.053       1.124       121,473
 Deutsche Global Growth Subaccount (Class B) (8/03)............................ 2014   1.626       1.605            --
                                                                                2013   1.369       1.626            --
                                                                                2012   1.187       1.369            --
                                                                                2011   1.425       1.187            --
                                                                                2010   1.289       1.425            --
                                                                                2009   0.922       1.289            --
                                                                                2008   1.811       0.922            --
                                                                                2007   1.753       1.811         9,276
                                                                                2006   1.385       1.753         9,276
                                                                                2005   1.158       1.385        15,672
 Deutsche Government & Agency Securities VIP Subaccount (Class B) (6/03)....... 2014   1.184       1.213         3,575
                                                                                2013   1.253       1.184         3,557
                                                                                2012   1.253       1.253         3,481
                                                                                2011   1.197       1.253         3,348
                                                                                2010   1.154       1.197         3,391
                                                                                2009   1.098       1.154         3,320
                                                                                2008   1.076       1.098         3,066
                                                                                2007   1.045       1.076         3,426
                                                                                2006   1.031       1.045         3,458
                                                                                2005   1.033       1.031         3,427
 Deutsche Growth Allocation Subaccount (Class B) (9/04)........................ 2009   0.820       0.819            --
                                                                                2008   1.283       0.820        95,896
                                                                                2007   1.245       1.283        95,968
                                                                                2006   1.132       1.245        96,032
                                                                                2005   1.093       1.132        96,100
 Deutsche High Income Subaccount (Class B) (6/03).............................. 2008   1.173       1.157            --
                                                                                2007   1.195       1.173        44,950
                                                                                2006   1.112       1.195        44,950
                                                                                2005   1.101       1.112        44,950
 Deutsche Income Allocation Subaccount (Class B) (8/04)........................ 2006   1.051       1.065            --
                                                                                2005   1.040       1.051            --
 Deutsche Index 500 Subaccount (Class B) (7/03)................................ 2005   1.069       1.083            --
 Deutsche International Select Equity Subaccount (Class B) (7/03).............. 2008   1.797       1.728            --
                                                                                2007   1.584       1.797       230,663
                                                                                2006   1.297       1.584       236,529
                                                                                2005   1.166       1.297       245,955
 Deutsche Janus Growth & Income Subaccount (Class B) (7/03).................... 2008   1.307       1.252            --
                                                                                2007   1.261       1.307            --
                                                                                2006   1.196       1.261            --
                                                                                2005   1.096       1.196            --
 Deutsche Janus Growth Opportunities Subaccount (Class B) (7/03)............... 2006   1.137       1.117            --
                                                                                2005   1.087       1.137            --
 Deutsche Large Cap Core Subaccount (Class B) (12/04).......................... 2006   1.142       1.258            --
                                                                                2005   1.036       1.142        16,445
 Deutsche Large Cap Value Subaccount (Class B) (7/03).......................... 2008   1.311       1.289            --
                                                                                2007   1.191       1.311         9,747
                                                                                2006   1.061       1.191         9,896
                                                                                2005   1.070       1.061        10,630
 Deutsche MFS(Reg. TM) Strategic Value Subaccount (Class B) (8/03)............. 2006   1.099       1.126            --
                                                                                2005   1.133       1.099            --
 Deutsche Mid Cap Growth Subaccount (Class B) (8/03)........................... 2008   1.355       1.272            --
                                                                                2007   1.286       1.355            --
                                                                                2006   1.192       1.286            --
                                                                                2005   1.064       1.192            --
 Deutsche Moderate Allocation Subaccount (Class B) (8/04)...................... 2009   0.832       0.834            --

                           SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2008   1.224       0.832        95,791
                                                                                   2007   1.194       1.224        96,823
                                                                                   2006   1.102       1.194        97,257
                                                                                   2005   1.074       1.102        99,217
 Deutsche Money Market Subaccount (Class B) (7/03)................................ 2008   1.030       1.032            --
                                                                                   2007   1.008       1.030        11,738
                                                                                   2006   0.991       1.008            --
                                                                                   2005   0.991       0.991            --
 Deutsche Oak Strategic Equity Subaccount (Class B) (7/03)........................ 2006   0.965       0.980            --
                                                                                   2005   1.035       0.965         5,906
 Deutsche Small Cap Growth Subaccount (Class B) (7/03)............................ 2008   1.188       1.034            --
                                                                                   2007   1.150       1.188        13,107
                                                                                   2006   1.124       1.150        13,167
                                                                                   2005   1.079       1.124        12,746
 Deutsche Small Mid Cap Value VIP Subaccount (Class B) (7/03)..................... 2014   2.020       2.073        10,137
                                                                                   2013   1.536       2.020        85,605
                                                                                   2012   1.388       1.536        93,463
                                                                                   2011   1.518       1.388        93,486
                                                                                   2010   1.267       1.518        98,744
                                                                                   2009   1.004       1.267        98,952
                                                                                   2008   1.551       1.004       110,117
                                                                                   2007   1.547       1.551       110,055
                                                                                   2006   1.272       1.547       109,927
                                                                                   2005   1.187       1.272       110,384
 Deutsche Strategic Income Subaccount (Class B) (6/03)............................ 2008   1.192       1.190            --
                                                                                   2007   1.162       1.192        55,803
                                                                                   2006   1.094       1.162        60,892
                                                                                   2005   1.100       1.094        23,716
 Deutsche Technology Subaccount (Class B) (7/03).................................. 2010   0.930       0.960            --
                                                                                   2009   0.596       0.930        21,562
                                                                                   2008   1.139       0.596        21,987
                                                                                   2007   1.025       1.139        22,402
                                                                                   2006   1.045       1.025        22,570
                                                                                   2005   1.037       1.045        30,370
 Deutsche Turner Mid Cap Growth Subaccount (Class B) (7/03)....................... 2008   1.521       1.413            --
                                                                                   2007   1.245       1.521       109,870
                                                                                   2006   1.201       1.245       110,944
                                                                                   2005   1.106       1.201       110,806
Dreyfus Investment Portfolios
 Dreyfus MidCap Stock Subaccount (Service Shares) (6/03).......................... 2008   1.248       1.221            --
                                                                                   2007   1.261       1.248        19,867
                                                                                   2006   1.199       1.261        19,082
                                                                                   2005   1.127       1.199        26,900
Dreyfus Socially Responsible Growth Fund, Inc.
 The Dreyfus Socially Responsible Growth Subaccount (Service Shares) (9/03)....... 2014   1.510       1.668            --
                                                                                   2013   1.154       1.510            --
                                                                                   2012   1.059       1.154            --
                                                                                   2011   1.077       1.059            --
                                                                                   2010   0.963       1.077            --
                                                                                   2009   0.739       0.963            --
                                                                                   2008   1.158       0.739            --
                                                                                   2007   1.103       1.158            --
                                                                                   2006   1.037       1.103            --
                                                                                   2005   1.028       1.037            --
DWS Investments VIT Funds
 Deutsche VIT Equity 500 Index Subaccount (Class B) (9/05)........................ 2008   1.157       1.097            --
                                                                                   2007   1.130       1.157         5,209
                                                                                   2006   1.005       1.130         6,417
                                                                                   2005   1.000       1.005            --
 Deutsche VIT RREEF Real Estate Securites Subaccount (Class B) (6/03)............. 2007   1.863       1.522       148,627
                                                                                   2006   1.392       1.863       148,627
                                                                                   2005   1.281       1.392       148,627
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (4/08) *.......................... 2014   1.692       1.706       594,895

                         SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2013   1.585       1.692       675,789
                                                                               2012   1.393       1.585       600,939
                                                                               2011   1.394       1.393       663,705
                                                                               2010   1.234       1.394       615,186
                                                                               2009   0.862       1.234        20,339
                                                                               2008   1.160       0.862        44,950
 MIST FOF - Balanced Strategy Subaccount (Class B) (5/09)..................... 2014   1.410       1.408            --
                                                                               2013   1.209       1.410        88,711
                                                                               2012   1.087       1.209        91,350
                                                                               2011   1.133       1.087        85,597
                                                                               2010   1.022       1.133        88,632
                                                                               2009   0.855       1.022        91,938
 MIST FOF - Growth Strategy Subaccount (Class B) (5/09)....................... 2014   1.520       1.509            --
                                                                               2013   1.236       1.520        80,925
                                                                               2012   1.095       1.236        83,592
                                                                               2011   1.166       1.095        86,596
                                                                               2010   1.034       1.166        89,663
                                                                               2009   0.845       1.034        93,005
 MIST FOF - Moderate Strategy Subaccount (Class B) (5/09)..................... 2014   1.392       1.394            --
                                                                               2013   1.248       1.392        43,664
                                                                               2012   1.138       1.248        46,328
                                                                               2011   1.167       1.138        49,327
                                                                               2010   1.063       1.167        52,388
                                                                               2009   0.904       1.063        55,722
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/07)........ 2014   2.027       1.856           860
                                                                               2013   2.181       2.027           776
                                                                               2012   1.876       2.181           669
                                                                               2011   2.356       1.876           644
                                                                               2010   1.946       2.356         3,834
                                                                               2009   1.178       1.946         4,152
                                                                               2008   2.705       1.178        78,317
                                                                               2007   2.158       2.705        77,061
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/08) *....... 2014   1.614       1.466       117,137
                                                                               2013   1.386       1.614       124,428
                                                                               2012   1.217       1.386       189,920
                                                                               2011   1.396       1.217       207,976
                                                                               2010   1.283       1.396       214,340
                                                                               2009   0.999       1.283       214,349
                                                                               2008   1.723       0.999       358,020
 MIST MLA Mid Cap Subaccount (Class B) (4/08)................................. 2013   1.011       1.092            --
                                                                               2012   0.983       1.011       183,981
                                                                               2011   1.063       0.983       179,180
                                                                               2010   0.886       1.063       188,939
                                                                               2009   0.664       0.886       189,232
                                                                               2008   1.057       0.664       181,467
 MIST Oppenheimer Global Equity Subaccount (Class B) (5/10)................... 2014   1.610       1.606        13,446
                                                                               2013   1.298       1.610        13,385
                                                                               2012   1.097       1.298        13,525
                                                                               2011   1.227       1.097        22,934
                                                                               2010   1.141       1.227        35,483
 MIST Pioneer Strategic Income Subaccount (Class E) (4/08).................... 2014   1.583       1.614       252,577
                                                                               2013   1.599       1.583       651,521
                                                                               2012   1.470       1.599       614,621
                                                                               2011   1.455       1.470       650,282
                                                                               2010   1.330       1.455       339,841
                                                                               2009   1.026       1.330       343,294
                                                                               2008   1.192       1.026        90,408
 MIST RCM Technology Subaccount (Class E) (5/10).............................. 2013   1.106       1.154            --
                                                                               2012   1.008       1.106         6,200
                                                                               2011   1.147       1.008        21,528
                                                                               2010   0.979       1.147        21,544
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/08) *............. 2014   1.260       1.393       207,547

                      SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)
                                                                                    UNIT      UNIT     NUMBER OF
                                                                                   VALUE      VALUE      UNITS
                                                                                     AT        AT     OUTSTANDING
                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                            YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                         2013   0.965       1.260       292,991
                                                                         2012   0.838       0.965       318,100
                                                                         2011   0.894       0.838       327,353
                                                                         2010   0.782       0.894       354,038
                                                                         2009   0.677       0.782       394,536
                                                                         2008   1.025       0.677       427,297
 MIST T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08) *........ 2014   1.975       2.175            --
                                                                         2013   1.481       1.975            --
                                                                         2012   1.335       1.481            --
                                                                         2011   1.390       1.335            --
                                                                         2010   1.115       1.390            --
                                                                         2009   0.785       1.115            --
                                                                         2008   1.275       0.785            --
 MIST Turner Mid Cap Growth Subaccount (Class B) (4/08)................. 2013   1.274       1.370            --
                                                                         2012   1.231       1.274        99,903
                                                                         2011   1.363       1.231        99,756
                                                                         2010   1.098       1.363       109,795
                                                                         2009   0.764       1.098       110,190
                                                                         2008   1.407       0.764       111,223
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class B) (4/08).................. 2014   1.142       1.190        17,053
                                                                         2013   1.181       1.142       237,034
                                                                         2012   1.128       1.181       259,625
                                                                         2011   1.087       1.128       259,583
                                                                         2010   1.030       1.087       266,275
                                                                         2009   0.966       1.030       266,309
                                                                         2008   1.027       0.966        22,443
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08).............. 2014   1.370       1.468        32,832
                                                                         2013   1.065       1.370        32,907
                                                                         2012   0.958       1.065        32,969
                                                                         2011   0.961       0.958        33,161
                                                                         2010   0.904       0.961        54,493
                                                                         2009   0.834       0.904        52,864
                                                                         2008   1.230       0.834        85,871
 MSF BlackRock Money Market Subaccount (Class B) (4/08)................. 2014   1.385       1.352        47,336
                                                                         2013   1.419       1.385        47,336
                                                                         2012   1.454       1.419        47,336
                                                                         2011   1.489       1.454        47,336
                                                                         2010   1.525       1.489         8,044
                                                                         2009   1.558       1.525       103,470
                                                                         2008   1.561       1.558       148,627
 MSF FI Value Leaders Subaccount (Class B) (4/08) *..................... 2013   1.090       1.196            --
                                                                         2012   0.967       1.090        12,948
                                                                         2011   1.058       0.967        13,061
                                                                         2010   0.948       1.058        29,557
                                                                         2009   0.799       0.948        28,431
                                                                         2008   1.238       0.799        40,075
 MSF Frontier Mid Cap Growth Subaccount (Class B) (4/13)................ 2014   1.633       1.768         1,725
                                                                         2013   1.379       1.633        91,233
 MSF Jennison Growth Subaccount (Class B) (4/14)........................ 2014   1.149       1.289       337,077
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/14)............ 2014   1.253       1.280        59,206
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/14)............ 2014   1.242       1.278     1,872,295
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/14)............ 2014   1.218       1.260     3,869,212
 MSF MetLife Stock Index Subaccount (Class B) (4/08).................... 2014   1.399       1.545         7,273
                                                                         2013   1.088       1.399        13,694
                                                                         2012   0.966       1.088        13,584
                                                                         2011   0.973       0.966        14,052
                                                                         2010   0.871       0.973        14,062
                                                                         2009   0.708       0.871        26,019
                                                                         2008   1.096       0.708            --
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/06).............. 2014   1.277       1.351       213,548

                     SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2013   1.102       1.277       242,408
                                                                        2012   1.014       1.102       247,308
                                                                        2011   1.016       1.014       250,681
                                                                        2010   0.948       1.016       199,582
                                                                        2009   0.821       0.948       185,689
                                                                        2008   1.083       0.821       112,301
                                                                        2007   1.066       1.083        19,627
                                                                        2006   1.003       1.066            --
 MSF MFS(Reg. TM) Value Subaccount (Class E) (4/08).................... 2014   1.692       1.827        10,609
                                                                        2013   1.278       1.692        19,770
                                                                        2012   1.125       1.278         9,094
                                                                        2011   1.143       1.125         9,099
                                                                        2010   1.052       1.143         9,105
                                                                        2009   0.893       1.052         9,111
                                                                        2008   1.288       0.893         9,501
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13).............. 2014   1.364       1.328       148,330
                                                                        2013   1.100       1.364       164,060
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)........ 2013   1.139       1.543        16,450
                                                                        2012   0.983       1.139         9,860
                                                                        2011   1.021       0.983        10,769
                                                                        2010   0.896       1.021        10,841
                                                                        2009   0.641       0.896        11,377
                                                                        2008   1.057       0.641        20,525
 MSF T. Rowe Price Large Cap Growth Subaccount (Class E) (4/13)........ 2014   1.455       1.547         6,194
                                                                        2013   1.159       1.455         6,197
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........ 2014   1.900       1.978        38,130
                                                                        2013   1.350       1.900        47,224
                                                                        2012   1.193       1.350        52,762
                                                                        2011   1.205       1.193        87,783
                                                                        2010   0.916       1.205       111,681
                                                                        2009   0.677       0.916        88,307
                                                                        2008   1.036       0.677       101,167
 MSF WMC Balanced Subaccount (Class B) (4/08).......................... 2014   1.381       1.487        10,798
                                                                        2013   1.176       1.381        10,798
                                                                        2012   1.075       1.176        10,798
                                                                        2011   1.062       1.075        10,798
                                                                        2010   0.996       1.062        10,798
                                                                        2009   0.872       0.996        10,798
                                                                        2008   1.118       0.872        23,740
 MSF WMC Core Equity Opportunities Subaccount (Class B) (4/08)......... 2014   1.433       1.544         1,185
                                                                        2013   1.100       1.433         1,224
                                                                        2012   1.001       1.100         1,269
                                                                        2011   1.071       1.001         1,301
                                                                        2010   0.982       1.071         8,612
                                                                        2009   0.764       0.982         8,341
                                                                        2008   1.247       0.764         8,150





                          SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.45%
                                                                                 UNIT      UNIT     NUMBER OF
                                                                                VALUE      VALUE      UNITS
                                                                                  AT        AT     OUTSTANDING
                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                         YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Managed Volatility Subaccount (Series I) (7/03)........ 2014   1.880       2.212    27,833
                                                                      2013   1.740       1.880    29,212
                                                                      2012   1.721       1.740    46,995
                                                                      2011   1.515       1.721    45,949
                                                                      2010   1.460       1.515    47,358
                                                                      2009   1.302       1.460    48,463
                                                                      2008   1.973       1.302    50,729
                                                                      2007   1.676       1.973    53,071
                                                                      2006   1.369       1.676    53,626
                                                                      2005   1.201       1.369    35,355

                     SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.45% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
Alger Portfolios
 Alger American Balanced Subaccount (Class S) (6/03)................... 2006   1.072       1.075            --
                                                                        2005   1.016       1.072       155,084
 Alger Capital Appreciation Subaccount (Class S) (7/03)................ 2014   2.292       2.537        22,151
                                                                        2013   1.742       2.292        40,112
                                                                        2012   1.515       1.742        43,526
                                                                        2011   1.562       1.515        56,703
                                                                        2010   1.409       1.562        53,911
                                                                        2009   0.958       1.409        64,099
                                                                        2008   1.794       0.958        71,777
                                                                        2007   1.380       1.794        59,854
                                                                        2006   1.189       1.380        70,162
                                                                        2005   1.067       1.189        73,707
Credit Suisse Trust
 Credit Suisse International Equity Flex II Subaccount (6/03).......... 2009   0.689       0.879            --
                                                                        2008   1.327       0.689        16,188
                                                                        2007   1.416       1.327        16,228
                                                                        2006   1.282       1.416        14,784
                                                                        2005   1.131       1.282        29,751
 Credit Suisse International Equity Flex III Subaccount (12/09)........ 2012   0.804       0.804            --
                                                                        2011   0.971       0.804            --
                                                                        2010   0.887       0.971        40,642
                                                                        2009   0.885       0.887        40,412
 Credit Suisse Trust Emerging Markets Subaccount (7/03)................ 2007   1.877       1.961            --
                                                                        2006   1.452       1.877       183,744
                                                                        2005   1.163       1.452       200,315
Deutsche Variable Series I
 Deutsche Bond Subaccount (Class B) (6/05)............................. 2008   1.023       0.992            --
                                                                        2007   1.010       1.023        10,584
                                                                        2006   0.992       1.010        10,591
                                                                        2005   1.000       0.992        10,598
 Deutsche Capital Growth Subaccount (Class B) (7/03)................... 2014   1.618       1.562            --
                                                                        2013   1.235       1.618       170,806
                                                                        2012   1.095       1.235       258,634
                                                                        2011   1.178       1.095       321,823
                                                                        2010   1.038       1.178       244,149
                                                                        2009   0.841       1.038       278,498
                                                                        2008   1.291       0.841       305,509
                                                                        2007   1.179       1.291       365,608
                                                                        2006   1.117       1.179       403,359
                                                                        2005   1.055       1.117       218,893
 Deutsche Global Opportunities Subaccount (Class B) (7/03)............. 2010   1.219       1.304            --
                                                                        2009   0.846       1.219       152,341
                                                                        2008   1.740       0.846       150,388
                                                                        2007   1.637       1.740       145,237
                                                                        2006   1.376       1.637       168,142
                                                                        2005   1.195       1.376       178,788
 Deutsche Growth & Income Subaccount (Class B) (6/03).................. 2008   1.214       1.137            --
                                                                        2007   1.232       1.214       274,094
                                                                        2006   1.115       1.232       275,508
                                                                        2005   1.080       1.115       297,332
 Deutsche Health Care VIP Subaccount (Class B) (6/03).................. 2011   1.160       1.301            --
                                                                        2010   1.104       1.160       116,027
                                                                        2009   0.929       1.104       115,332
                                                                        2008   1.245       0.929       146,574
                                                                        2007   1.130       1.245       187,569
                                                                        2006   1.095       1.130       196,847
                                                                        2005   1.038       1.095       179,229
 Deutsche International Subaccount (Class B) (7/03).................... 2008   1.752       1.673            --
                                                                        2007   1.572       1.752        93,592
                                                                        2006   1.284       1.572        72,746
                                                                        2005   1.137       1.284        48,457
Deutsche Variable Series II
 Deutsche All Cap Growth Subaccount (Class B) (8/03)................... 2006   1.218       1.334            --
                                                                        2005   1.102       1.218        21,525

                         SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.45% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
 Deutsche Balanced Subaccount (Class B) (7/03)................................. 2008   1.143       1.109            --
                                                                                2007   1.122       1.143       553,267
                                                                                2006   1.047       1.122       576,812
                                                                                2005   1.032       1.047       604,364
 Deutsche Blue Chip Subaccount (Class B) (6/03)................................ 2008   1.345       1.256            --
                                                                                2007   1.336       1.345       500,185
                                                                                2006   1.189       1.336       497,458
                                                                                2005   1.111       1.189       517,994
 Deutsche Conservative Allocation Subaccount (Class B) (8/04).................. 2009   0.878       0.883            --
                                                                                2008   1.167       0.878       226,791
                                                                                2007   1.142       1.167       338,103
                                                                                2006   1.076       1.142       342,456
                                                                                2005   1.056       1.076       319,782
 Deutsche Core Fixed Income Subaccount (Class B) (6/03)........................ 2008   1.015       0.976            --
                                                                                2007   1.002       1.015       247,750
                                                                                2006   0.989       1.002       252,325
                                                                                2005   0.995       0.989       257,913
 Deutsche Davis Venture Value Subaccount (Class B) (7/03)...................... 2008   1.290       1.247            --
                                                                                2007   1.270       1.290       306,678
                                                                                2006   1.138       1.270       312,904
                                                                                2005   1.068       1.138       329,833
 Deutsche Dreman Financial Services Subaccount (Class B) (7/03)................ 2006   1.030       1.072            --
                                                                                2005   1.060       1.030       233,582
 Deutsche Dreman High Return Equity Subaccount (Class B) (6/03)................ 2008   1.287       1.224            --
                                                                                2007   1.349       1.287       905,184
                                                                                2006   1.169       1.349       923,721
                                                                                2005   1.114       1.169       668,044
 Deutsche Foreign Value Subaccount (Class B) (11/04)........................... 2006   1.124       1.340            --
                                                                                2005   1.053       1.124        28,661
 Deutsche Global Growth Subaccount (Class B) (8/03)............................ 2014   1.570       1.550            --
                                                                                2013   1.323       1.570        85,125
                                                                                2012   1.148       1.323       116,697
                                                                                2011   1.378       1.148       138,830
                                                                                2010   1.247       1.378       142,768
                                                                                2009   0.892       1.247       188,562
                                                                                2008   1.755       0.892       221,353
                                                                                2007   1.699       1.755       237,812
                                                                                2006   1.343       1.699       234,852
                                                                                2005   1.123       1.343       250,339
 Deutsche Government & Agency Securities VIP Subaccount (Class B) (6/03)....... 2014   1.141       1.168        86,749
                                                                                2013   1.208       1.141        89,334
                                                                                2012   1.208       1.208        98,329
                                                                                2011   1.155       1.208        82,228
                                                                                2010   1.115       1.155       148,779
                                                                                2009   1.061       1.115       201,343
                                                                                2008   1.040       1.061       272,847
                                                                                2007   1.010       1.040       273,232
                                                                                2006   0.998       1.010       256,885
                                                                                2005   1.000       0.998       247,721
 Deutsche Growth Allocation Subaccount (Class B) (9/04)........................ 2009   0.818       0.817            --
                                                                                2008   1.281       0.818       998,219
                                                                                2007   1.243       1.281     1,001,191
                                                                                2006   1.131       1.243     1,021,489
                                                                                2005   1.093       1.131       951,926
 Deutsche High Income Subaccount (Class B) (6/03).............................. 2008   1.153       1.137            --
                                                                                2007   1.175       1.153       430,448
                                                                                2006   1.094       1.175       429,092
                                                                                2005   1.084       1.094       444,818
 Deutsche Income Allocation Subaccount (Class B) (8/04)........................ 2006   1.050       1.064            --
                                                                                2005   1.039       1.050        20,472
 Deutsche Index 500 Subaccount (Class B) (7/03)................................ 2005   1.085       1.099            --
 Deutsche International Select Equity Subaccount (Class B) (7/03).............. 2008   1.770       1.702            --

                      SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.45% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2007   1.561       1.770       162,922
                                                                          2006   1.279       1.561       188,021
                                                                          2005   1.150       1.279       214,165
 Deutsche Janus Growth & Income Subaccount (Class B) (7/03).............. 2008   1.310       1.255            --
                                                                          2007   1.264       1.310       102,936
                                                                          2006   1.200       1.264       124,652
                                                                          2005   1.101       1.200       125,713
 Deutsche Janus Growth Opportunities Subaccount (Class B) (7/03)......... 2006   1.157       1.136            --
                                                                          2005   1.107       1.157         1,445
 Deutsche Large Cap Core Subaccount (Class B) (12/04).................... 2006   1.141       1.257            --
                                                                          2005   1.036       1.141            --
 Deutsche Large Cap Value Subaccount (Class B) (7/03).................... 2008   1.321       1.299            --
                                                                          2007   1.201       1.321       225,597
                                                                          2006   1.070       1.201       232,209
                                                                          2005   1.080       1.070       247,199
 Deutsche MFS(Reg. TM) Strategic Value Subaccount (Class B) (8/03)....... 2006   1.106       1.133            --
                                                                          2005   1.140       1.106       167,357
 Deutsche Mid Cap Growth Subaccount (Class B) (8/03)..................... 2008   1.327       1.245            --
                                                                          2007   1.260       1.327        33,974
                                                                          2006   1.168       1.260        35,233
                                                                          2005   1.044       1.168        35,342
 Deutsche Moderate Allocation Subaccount (Class B) (8/04)................ 2009   0.831       0.832            --
                                                                          2008   1.222       0.831       184,410
                                                                          2007   1.192       1.222       196,421
                                                                          2006   1.101       1.192       237,374
                                                                          2005   1.074       1.101       238,585
 Deutsche Money Market Subaccount (Class B) (7/03)....................... 2008   1.022       1.024            --
                                                                          2007   1.001       1.022       128,495
                                                                          2006   0.985       1.001        66,349
                                                                          2005   0.985       0.985        24,224
 Deutsche Oak Strategic Equity Subaccount (Class B) (7/03)............... 2006   0.946       0.959            --
                                                                          2005   1.015       0.946       194,676
 Deutsche Small Cap Growth Subaccount (Class B) (7/03)................... 2008   1.171       1.019            --
                                                                          2007   1.135       1.171       163,335
                                                                          2006   1.109       1.135       182,075
                                                                          2005   1.065       1.109       192,896
 Deutsche Small Mid Cap Value VIP Subaccount (Class B) (7/03)............ 2014   1.977       2.028        69,134
                                                                          2013   1.504       1.977        87,504
                                                                          2012   1.360       1.504       184,440
                                                                          2011   1.488       1.360       220,659
                                                                          2010   1.243       1.488       253,250
                                                                          2009   0.985       1.243       327,477
                                                                          2008   1.523       0.985       353,053
                                                                          2007   1.520       1.523       478,881
                                                                          2006   1.250       1.520       510,024
                                                                          2005   1.167       1.250       572,037
 Deutsche Strategic Income Subaccount (Class B) (6/03)................... 2008   1.143       1.141            --
                                                                          2007   1.115       1.143       159,963
                                                                          2006   1.051       1.115       162,057
                                                                          2005   1.056       1.051       150,128
 Deutsche Technology Subaccount (Class B) (7/03)......................... 2010   0.935       0.965            --
                                                                          2009   0.599       0.935        57,210
                                                                          2008   1.146       0.599        97,090
                                                                          2007   1.032       1.146       106,738
                                                                          2006   1.053       1.032       124,060
                                                                          2005   1.045       1.053       125,547
 Deutsche Turner Mid Cap Growth Subaccount (Class B) (7/03).............. 2008   1.508       1.400            --
                                                                          2007   1.235       1.508        67,786
                                                                          2006   1.191       1.235        87,845
                                                                          2005   1.097       1.191        85,263
Dreyfus Investment Portfolios
 Dreyfus MidCap Stock Subaccount (Service Shares) (6/03)................. 2008   1.232       1.206            --

                           SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.45% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2007   1.246       1.232       441,331
                                                                                   2006   1.186       1.246       438,573
                                                                                   2005   1.115       1.186       450,476
Dreyfus Socially Responsible Growth Fund, Inc.
 The Dreyfus Socially Responsible Growth Subaccount (Service Shares) (9/03)....... 2014   1.526       1.684            --
                                                                                   2013   1.167       1.526            --
                                                                                   2012   1.071       1.167            --
                                                                                   2011   1.090       1.071            --
                                                                                   2010   0.975       1.090            --
                                                                                   2009   0.749       0.975            --
                                                                                   2008   1.173       0.749            --
                                                                                   2007   1.119       1.173            --
                                                                                   2006   1.052       1.119        10,781
                                                                                   2005   1.043       1.052        11,530
DWS Investments VIT Funds
 Deutsche VIT Equity 500 Index Subaccount (Class B) (9/05)........................ 2008   1.155       1.096            --
                                                                                   2007   1.129       1.155        75,420
                                                                                   2006   1.004       1.129        65,705
                                                                                   2005   1.000       1.004        66,241
 Deutsche VIT RREEF Real Estate Securites Subaccount (Class B) (6/03)............. 2007   1.760       1.437       209,223
                                                                                   2006   1.315       1.760       200,025
                                                                                   2005   1.211       1.315       229,398
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (4/08) *.......................... 2014   1.658       1.671        67,652
                                                                                   2013   1.554       1.658        93,734
                                                                                   2012   1.366       1.554       178,587
                                                                                   2011   1.368       1.366       185,633
                                                                                   2010   1.211       1.368       224,167
                                                                                   2009   0.846       1.211       286,130
                                                                                   2008   1.139       0.846       336,706
 MIST FOF - Balanced Strategy Subaccount (Class B) (5/09)......................... 2014   1.403       1.401            --
                                                                                   2013   1.204       1.403       201,648
                                                                                   2012   1.083       1.204       138,278
                                                                                   2011   1.129       1.083       138,970
                                                                                   2010   1.019       1.129       138,391
                                                                                   2009   0.852       1.019       183,790
 MIST FOF - Growth Strategy Subaccount (Class B) (5/09)........................... 2014   1.513       1.502            --
                                                                                   2013   1.231       1.513       897,096
                                                                                   2012   1.090       1.231       898,449
                                                                                   2011   1.163       1.090     1,028,152
                                                                                   2010   1.032       1.163     1,024,213
                                                                                   2009   0.843       1.032     1,023,415
 MIST FOF - Moderate Strategy Subaccount (Class B) (5/09)......................... 2014   1.385       1.387            --
                                                                                   2013   1.243       1.385       210,274
                                                                                   2012   1.133       1.243       234,552
                                                                                   2011   1.163       1.133       234,737
                                                                                   2010   1.060       1.163       226,222
                                                                                   2009   0.901       1.060       226,682
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/07)............ 2014   1.825       1.670        48,673
                                                                                   2013   1.964       1.825        74,403
                                                                                   2012   1.690       1.964        80,020
                                                                                   2011   2.123       1.690        94,192
                                                                                   2010   1.755       2.123       104,364
                                                                                   2009   1.063       1.755       148,577
                                                                                   2008   2.442       1.063       176,947
                                                                                   2007   1.949       2.442       152,873
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/08)............. 2014   1.592       1.446         5,755
                                                                                   2013   1.368       1.592        11,335
                                                                                   2012   1.202       1.368        13,220
                                                                                   2011   1.379       1.202        40,203
                                                                                   2010   1.269       1.379        77,061
                                                                                   2009   0.988       1.269        78,843
                                                                                   2008   1.705       0.988        91,225
 MIST MLA Mid Cap Subaccount (Class B) (4/08)..................................... 2013   1.007       1.088            --

                      SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.45% (CONTINUED)
                                                                                    UNIT      UNIT     NUMBER OF
                                                                                   VALUE      VALUE      UNITS
                                                                                     AT        AT     OUTSTANDING
                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                            YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                         2012   0.980       1.007       169,834
                                                                         2011   1.060       0.980       205,763
                                                                         2010   0.884       1.060       247,921
                                                                         2009   0.663       0.884       339,786
                                                                         2008   1.055       0.663       382,217
 MIST Oppenheimer Global Equity Subaccount (Class B) (5/10)............. 2014   2.282       2.274        83,782
                                                                         2013   1.840       2.282        53,262
                                                                         2012   1.556       1.840        74,148
                                                                         2011   1.741       1.556        64,597
                                                                         2010   1.620       1.741        78,317
 MIST Pioneer Strategic Income Subaccount (Class E) (4/08).............. 2014   1.514       1.543        87,292
                                                                         2013   1.530       1.514        96,391
                                                                         2012   1.407       1.530       145,905
                                                                         2011   1.394       1.407       161,588
                                                                         2010   1.275       1.394       153,894
                                                                         2009   0.984       1.275       155,862
                                                                         2008   1.143       0.984       154,121
 MIST RCM Technology Subaccount (Class E) (5/10)........................ 2013   1.111       1.158            --
                                                                         2012   1.012       1.111        56,598
                                                                         2011   1.152       1.012        63,120
                                                                         2010   0.984       1.152        55,824
 MIST T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08) *........ 2014   1.928       2.122           898
                                                                         2013   1.447       1.928           990
                                                                         2012   1.304       1.447         5,658
                                                                         2011   1.359       1.304        15,945
                                                                         2010   1.091       1.359        16,826
                                                                         2009   0.769       1.091        27,166
                                                                         2008   1.248       0.769        37,545
 MIST Turner Mid Cap Growth Subaccount (Class B) (4/08)................. 2013   1.259       1.355            --
                                                                         2012   1.218       1.259        31,127
                                                                         2011   1.348       1.218        43,902
                                                                         2010   1.087       1.348        44,003
                                                                         2009   0.757       1.087        56,043
                                                                         2008   1.394       0.757        64,652
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class B) (4/08).................. 2014   1.085       1.131       158,691
                                                                         2013   1.124       1.085       229,984
                                                                         2012   1.074       1.124       265,117
                                                                         2011   1.035       1.074       249,140
                                                                         2010   0.981       1.035       301,673
                                                                         2009   0.921       0.981       320,258
                                                                         2008   0.979       0.921       271,723
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08).............. 2014   1.355       1.450       284,624
                                                                         2013   1.054       1.355       324,305
                                                                         2012   0.948       1.054       519,870
                                                                         2011   0.952       0.948       597,566
                                                                         2010   0.895       0.952       684,639
                                                                         2009   0.826       0.895       789,578
                                                                         2008   1.220       0.826       788,285
 MSF BlackRock Money Market Subaccount (Class B) (4/08)................. 2014   1.304       1.272        28,815
                                                                         2013   1.336       1.304        30,462
                                                                         2012   1.370       1.336       123,151
                                                                         2011   1.404       1.370       198,748
                                                                         2010   1.438       1.404       179,756
                                                                         2009   1.470       1.438       284,059
                                                                         2008   1.473       1.470       397,481
 MSF FI Value Leaders Subaccount (Class B) (4/08) *..................... 2013   1.103       1.210            --
                                                                         2012   0.979       1.103       295,072
                                                                         2011   1.071       0.979       356,678
                                                                         2010   0.961       1.071       398,428
                                                                         2009   0.811       0.961       416,528
                                                                         2008   1.256       0.811       469,442
 MSF Frontier Mid Cap Growth Subaccount (Class B) (4/13)................ 2014   1.614       1.746        28,052
                                                                         2013   1.363       1.614        28,525
 MSF Jennison Growth Subaccount (Class B) (4/14)........................ 2014   1.144       1.284       201,057

                     SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.45% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/14)........... 2014   1.248       1.274        61,630
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/14)........... 2014   1.237       1.272        90,605
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/14)........... 2014   1.213       1.254       971,524
 MSF MetLife Stock Index Subaccount (Class B) (4/08)................... 2014   1.393       1.538        48,165
                                                                        2013   1.084       1.393        50,989
                                                                        2012   0.963       1.084        54,064
                                                                        2011   0.971       0.963        58,408
                                                                        2010   0.869       0.971        71,127
                                                                        2009   0.707       0.869        71,482
                                                                        2008   1.095       0.707        67,252
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/06)............. 2014   1.272       1.345        13,942
                                                                        2013   1.098       1.272        20,595
                                                                        2012   1.011       1.098        38,884
                                                                        2011   1.014       1.011        48,191
                                                                        2010   0.946       1.014        79,834
                                                                        2009   0.820       0.946       114,376
                                                                        2008   1.082       0.820       147,981
                                                                        2007   1.065       1.082       208,694
                                                                        2006   1.003       1.065       201,514
 MSF MFS(Reg. TM) Value Subaccount (Class E) (4/08).................... 2014   1.700       1.835       218,667
                                                                        2013   1.285       1.700       244,987
                                                                        2012   1.131       1.285       101,383
                                                                        2011   1.150       1.131       116,055
                                                                        2010   1.059       1.150       124,120
                                                                        2009   0.900       1.059       177,018
                                                                        2008   1.298       0.900       164,276
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13).............. 2014   1.358       1.321        98,643
                                                                        2013   1.095       1.358       114,695
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)........ 2013   1.135       1.537            --
                                                                        2012   0.980       1.135       100,874
                                                                        2011   1.018       0.980        68,698
                                                                        2010   0.894       1.018        93,176
                                                                        2009   0.640       0.894       101,352
                                                                        2008   1.056       0.640        69,996
 MSF T. Rowe Price Large Cap Growth Subaccount (Class E) (4/13)........ 2014   1.460       1.552        60,965
                                                                        2013   1.164       1.460        95,368
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........ 2014   1.650       1.717        70,096
                                                                        2013   1.173       1.650        92,161
                                                                        2012   1.037       1.173       115,990
                                                                        2011   1.048       1.037       154,009
                                                                        2010   0.797       1.048       199,658
                                                                        2009   0.589       0.797       217,982
                                                                        2008   0.902       0.589       191,969
 MSF WMC Balanced Subaccount (Class B) (4/08).......................... 2014   1.364       1.468       267,380
                                                                        2013   1.162       1.364       314,748
                                                                        2012   1.062       1.162       354,903
                                                                        2011   1.051       1.062       376,439
                                                                        2010   0.985       1.051       410,438
                                                                        2009   0.863       0.985       443,131
                                                                        2008   1.107       0.863       468,150
 MSF WMC Core Equity Opportunities Subaccount (Class B) (4/08)......... 2014   1.423       1.533        65,343
                                                                        2013   1.094       1.423        89,239
                                                                        2012   0.995       1.094       153,620
                                                                        2011   1.066       0.995       166,766
                                                                        2010   0.978       1.066       202,971
                                                                        2009   0.761       0.978       266,159
                                                                        2008   1.242       0.761       276,606

                           SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.50%
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Managed Volatility Subaccount (Series I) (7/03).......... 2014   1.997       2.349            --
                                                                        2013   1.849       1.997            --
                                                                        2012   1.830       1.849            --
                                                                        2011   1.611       1.830            --
                                                                        2010   1.554       1.611            --
                                                                        2009   1.387       1.554            --
                                                                        2008   2.102       1.387            --
                                                                        2007   1.787       2.102            --
                                                                        2006   1.460       1.787            --
                                                                        2005   1.281       1.460            --
Alger Portfolios
 Alger American Balanced Subaccount (Class S) (6/03)................... 2006   1.136       1.139            --
                                                                        2005   1.077       1.136        85,977
 Alger Capital Appreciation Subaccount (Class S) (7/03)................ 2014   2.514       2.781         7,579
                                                                        2013   1.912       2.514         7,712
                                                                        2012   1.663       1.912         7,832
                                                                        2011   1.716       1.663         7,971
                                                                        2010   1.548       1.716         8,121
                                                                        2009   1.054       1.548         8,261
                                                                        2008   1.974       1.054         8,386
                                                                        2007   1.520       1.974        11,439
                                                                        2006   1.310       1.520        11,448
                                                                        2005   1.176       1.310        11,457
Credit Suisse Trust
 Credit Suisse International Equity Flex II Subaccount (6/03).......... 2009   0.864       1.101            --
                                                                        2008   1.664       0.864        13,755
                                                                        2007   1.777       1.664        14,333
                                                                        2006   1.609       1.777        14,929
                                                                        2005   1.420       1.609        15,520
 Credit Suisse International Equity Flex III Subaccount (12/09)........ 2012   1.006       1.006            --
                                                                        2011   1.216       1.006            --
                                                                        2010   1.111       1.216        12,354
                                                                        2009   1.108       1.111        13,025
 Credit Suisse Trust Emerging Markets Subaccount (7/03)................ 2007   2.585       2.700            --
                                                                        2006   2.000       2.585           400
                                                                        2005   1.603       2.000           401
Deutsche Variable Series I
 Deutsche Bond Subaccount (Class B) (6/05)............................. 2008   1.022       0.991            --
                                                                        2007   1.010       1.022            --
                                                                        2006   0.992       1.010            --
                                                                        2005   1.000       0.992            --
 Deutsche Capital Growth Subaccount (Class B) (7/03)................... 2014   1.780       1.719            --
                                                                        2013   1.360       1.780        40,037
                                                                        2012   1.207       1.360        44,063
                                                                        2011   1.299       1.207        49,039
                                                                        2010   1.145       1.299        48,710
                                                                        2009   0.928       1.145       166,023
                                                                        2008   1.425       0.928       167,101
                                                                        2007   1.302       1.425       182,690
                                                                        2006   1.234       1.302       189,092
                                                                        2005   1.166       1.234       102,249
 Deutsche Global Opportunities Subaccount (Class B) (7/03)............. 2010   1.527       1.633            --
                                                                        2009   1.060       1.527         3,650
                                                                        2008   2.181       1.060         3,653
                                                                        2007   2.054       2.181         3,656
                                                                        2006   1.728       2.054         3,658
                                                                        2005   1.500       1.728         3,661
 Deutsche Growth & Income Subaccount (Class B) (6/03).................. 2008   1.351       0.813            --
                                                                        2007   1.371       1.351        23,579
                                                                        2006   1.241       1.371        23,391
                                                                        2005   1.204       1.241        23,813
 Deutsche Health Care VIP Subaccount (Class B) (6/03).................. 2011   1.328       1.489            --

                         SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2010   1.264       1.328        4,404
                                                                                2009   1.064       1.264        4,790
                                                                                2008   1.427       1.064        5,252
                                                                                2007   1.296       1.427       18,747
                                                                                2006   1.256       1.296       19,302
                                                                                2005   1.192       1.256       18,960
 Deutsche International Subaccount (Class B) (7/03)............................ 2008   2.060       1.966           --
                                                                                2007   1.849       2.060       34,251
                                                                                2006   1.511       1.849       35,511
                                                                                2005   1.339       1.511       36,764
Deutsche Variable Series II
 Deutsche All Cap Growth Subaccount (Class B) (8/03)........................... 2006   1.406       1.540           --
                                                                                2005   1.274       1.406           --
 Deutsche Balanced Subaccount (Class B) (7/03)................................. 2008   1.216       1.179           --
                                                                                2007   1.194       1.216       26,388
                                                                                2006   1.114       1.194       26,389
                                                                                2005   1.099       1.114       26,391
 Deutsche Blue Chip Subaccount (Class B) (6/03)................................ 2008   1.570       1.466           --
                                                                                2007   1.561       1.570       29,732
                                                                                2006   1.389       1.561       29,729
                                                                                2005   1.298       1.389       30,691
 Deutsche Conservative Allocation Subaccount (Class B) (8/04).................. 2009   0.876       0.881           --
                                                                                2008   1.165       0.876       16,767
                                                                                2007   1.141       1.165       17,958
                                                                                2006   1.075       1.141       18,866
                                                                                2005   1.056       1.075        5,026
 Deutsche Core Fixed Income Subaccount (Class B) (6/03)........................ 2008   1.019       0.980           --
                                                                                2007   1.007       1.019       93,158
                                                                                2006   0.994       1.007       92,571
                                                                                2005   1.000       0.994       87,034
 Deutsche Davis Venture Value Subaccount (Class B) (7/03)...................... 2008   1.514       1.463           --
                                                                                2007   1.490       1.514       19,322
                                                                                2006   1.336       1.490       19,915
                                                                                2005   1.254       1.336       19,709
 Deutsche Dreman Financial Services Subaccount (Class B) (7/03)................ 2006   1.189       1.238           --
                                                                                2005   1.225       1.189       18,602
 Deutsche Dreman High Return Equity Subaccount (Class B) (6/03)................ 2008   1.481       1.408           --
                                                                                2007   1.553       1.481       66,427
                                                                                2006   1.347       1.553       66,207
                                                                                2005   1.284       1.347       30,231
 Deutsche Foreign Value Subaccount (Class B) (11/04)........................... 2006   1.123       1.338           --
                                                                                2005   1.053       1.123           --
 Deutsche Global Growth Subaccount (Class B) (8/03)............................ 2014   1.826       1.802           --
                                                                                2013   1.539       1.826          462
                                                                                2012   1.336       1.539          463
                                                                                2011   1.605       1.336          465
                                                                                2010   1.453       1.605          466
                                                                                2009   1.040       1.453          468
                                                                                2008   2.046       1.040          470
                                                                                2007   1.982       2.046          471
                                                                                2006   1.567       1.982          472
                                                                                2005   1.312       1.567          474
 Deutsche Government & Agency Securities VIP Subaccount (Class B) (6/03)....... 2014   1.136       1.163           --
                                                                                2013   1.204       1.136           --
                                                                                2012   1.204       1.204           --
                                                                                2011   1.152       1.204       25,297
                                                                                2010   1.112       1.152       25,297
                                                                                2009   1.059       1.112       36,544
                                                                                2008   1.039       1.059       35,981
                                                                                2007   1.009       1.039       39,674
                                                                                2006   0.998       1.009       39,618
                                                                                2005   1.000       0.998       38,211
 Deutsche Growth Allocation Subaccount (Class B) (9/04)........................ 2009   0.816       0.815           --

                      SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2008   1.278       0.816        72,727
                                                                          2007   1.242       1.278        39,748
                                                                          2006   1.130       1.242        39,780
                                                                          2005   1.093       1.130        39,814
 Deutsche High Income Subaccount (Class B) (6/03)........................ 2008   1.264       1.246            --
                                                                          2007   1.289       1.264        70,397
                                                                          2006   1.200       1.289        70,340
                                                                          2005   1.190       1.200        67,671
 Deutsche Income Allocation Subaccount (Class B) (8/04).................. 2006   1.049       1.063            --
                                                                          2005   1.039       1.049        15,284
 Deutsche Index 500 Subaccount (Class B) (7/03).......................... 2005   1.211       1.225            --
 Deutsche International Select Equity Subaccount (Class B) (7/03)........ 2008   2.130       2.048            --
                                                                          2007   1.880       2.130        48,554
                                                                          2006   1.541       1.880        49,782
                                                                          2005   1.386       1.541        51,001
 Deutsche Janus Growth & Income Subaccount (Class B) (7/03).............. 2008   1.437       1.376            --
                                                                          2007   1.388       1.437        46,545
                                                                          2006   1.318       1.388        48,248
                                                                          2005   1.209       1.318        47,172
 Deutsche Janus Growth Opportunities Subaccount (Class B) (7/03)......... 2006   1.266       1.242            --
                                                                          2005   1.211       1.266            --
 Deutsche Large Cap Core Subaccount (Class B) (12/04).................... 2006   1.141       1.255            --
                                                                          2005   1.036       1.141            --
 Deutsche Large Cap Value Subaccount (Class B) (7/03).................... 2008   1.514       1.488            --
                                                                          2007   1.377       1.514        94,679
                                                                          2006   1.228       1.377        96,388
                                                                          2005   1.239       1.228        97,319
 Deutsche MFS(Reg. TM) Strategic Value Subaccount (Class B) (8/03)....... 2006   1.242       1.271            --
                                                                          2005   1.281       1.242        23,758
 Deutsche Mid Cap Growth Subaccount (Class B) (8/03)..................... 2008   1.489       1.398            --
                                                                          2007   1.415       1.489            --
                                                                          2006   1.312       1.415            --
                                                                          2005   1.173       1.312            --
 Deutsche Moderate Allocation Subaccount (Class B) (8/04)................ 2009   0.829       0.830            --
                                                                          2008   1.220       0.829            --
                                                                          2007   1.191       1.220            --
                                                                          2006   1.100       1.191            --
                                                                          2005   1.074       1.100            --
 Deutsche Money Market Subaccount (Class B) (7/03)....................... 2008   1.003       1.005            --
                                                                          2007   0.983       1.003       102,231
                                                                          2006   0.967       0.983       106,233
                                                                          2005   0.968       0.967       110,254
 Deutsche Oak Strategic Equity Subaccount (Class B) (7/03)............... 2006   1.091       1.106            --
                                                                          2005   1.171       1.091        95,554
 Deutsche Small Cap Growth Subaccount (Class B) (7/03)................... 2008   1.337       1.163            --
                                                                          2007   1.295       1.337         6,750
                                                                          2006   1.267       1.295         6,757
                                                                          2005   1.217       1.267         6,765
 Deutsche Small Mid Cap Value VIP Subaccount (Class B) (7/03)............ 2014   2.562       2.626         8,453
                                                                          2013   1.950       2.562         8,490
                                                                          2012   1.764       1.950        11,931
                                                                          2011   1.931       1.764        10,415
                                                                          2010   1.614       1.931        10,977
                                                                          2009   1.280       1.614        11,292
                                                                          2008   1.979       1.280        11,665
                                                                          2007   1.977       1.979        21,797
                                                                          2006   1.627       1.977        22,105
                                                                          2005   1.519       1.627        23,209
 Deutsche Strategic Income Subaccount (Class B) (6/03)................... 2008   1.120       1.118            --
                                                                          2007   1.093       1.120        55,024
                                                                          2006   1.031       1.093        55,265
                                                                          2005   1.037       1.031        54,386

                           SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
 Deutsche Technology Subaccount (Class B) (7/03).................................. 2010   1.070       1.104            --
                                                                                   2009   0.686       1.070         3,001
                                                                                   2008   1.314       0.686         3,700
                                                                                   2007   1.184       1.314        16,884
                                                                                   2006   1.208       1.184        18,908
                                                                                   2005   1.199       1.208        17,967
 Deutsche Turner Mid Cap Growth Subaccount (Class B) (7/03)....................... 2008   1.789       1.661            --
                                                                                   2007   1.466       1.789        89,762
                                                                                   2006   1.416       1.466        92,169
                                                                                   2005   1.305       1.416        91,093
Dreyfus Investment Portfolios
 Dreyfus MidCap Stock Subaccount (Service Shares) (6/03).......................... 2008   1.436       1.405            --
                                                                                   2007   1.452       1.436        25,781
                                                                                   2006   1.383       1.452        25,580
                                                                                   2005   1.301       1.383        25,507
Dreyfus Socially Responsible Growth Fund, Inc.
 The Dreyfus Socially Responsible Growth Subaccount (Service Shares) (9/03)....... 2014   1.688       1.862         1,168
                                                                                   2013   1.291       1.688         1,234
                                                                                   2012   1.186       1.291         1,293
                                                                                   2011   1.208       1.186         1,362
                                                                                   2010   1.081       1.208         1,436
                                                                                   2009   0.831       1.081         1,505
                                                                                   2008   1.302       0.831         1,567
                                                                                   2007   1.242       1.302         1,688
                                                                                   2006   1.169       1.242         1,689
                                                                                   2005   1.159       1.169         1,691
DWS Investments VIT Funds
 Deutsche VIT Equity 500 Index Subaccount (Class B) (9/05)........................ 2008   1.154       1.094            --
                                                                                   2007   1.129       1.154        15,101
                                                                                   2006   1.004       1.129        15,908
                                                                                   2005   1.000       1.004        15,823
 Deutsche VIT RREEF Real Estate Securites Subaccount (Class B) (6/03)............. 2007   2.148       1.753        26,737
                                                                                   2006   1.606       2.148        24,566
                                                                                   2005   1.479       1.606        27,728
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (4/08) *.......................... 2014   1.811       1.825       643,338
                                                                                   2013   1.699       1.811       716,523
                                                                                   2012   1.495       1.699       741,214
                                                                                   2011   1.497       1.495     1,308,085
                                                                                   2010   1.326       1.497     1,324,886
                                                                                   2009   0.927       1.326        68,890
                                                                                   2008   1.249       0.927        59,621
 MIST FOF - Balanced Strategy Subaccount (Class B) (5/09)......................... 2014   1.397       1.394            --
                                                                                   2013   1.199       1.397        40,205
                                                                                   2012   1.079       1.199        40,236
                                                                                   2011   1.126       1.079            --
                                                                                   2010   1.016       1.126            --
                                                                                   2009   0.850       1.016            --
 MIST FOF - Growth Strategy Subaccount (Class B) (5/09)........................... 2014   1.506       1.494            --
                                                                                   2013   1.226       1.506        32,832
                                                                                   2012   1.086       1.226        32,861
                                                                                   2011   1.159       1.086        72,488
                                                                                   2010   1.029       1.159        72,563
                                                                                   2009   0.841       1.029        72,643
 MIST FOF - Moderate Strategy Subaccount (Class B) (5/09)......................... 2014   1.379       1.380            --
                                                                                   2013   1.238       1.379            --
                                                                                   2012   1.129       1.238        13,931
                                                                                   2011   1.159       1.129        14,729
                                                                                   2010   1.057       1.159        15,757
                                                                                   2009   0.899       1.057        16,727
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/07)............ 2014   2.503       2.289           390

                         SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2013   2.696       2.503           391
                                                                               2012   2.321       2.696           392
                                                                               2011   2.918       2.321           393
                                                                               2010   2.412       2.918           394
                                                                               2009   1.462       2.412           396
                                                                               2008   3.360       1.462           397
                                                                               2007   2.683       3.360           399
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/08) *....... 2014   2.011       1.825        22,034
                                                                               2013   1.729       2.011        23,427
                                                                               2012   1.519       1.729        28,517
                                                                               2011   1.744       1.519        31,274
                                                                               2010   1.605       1.744        81,624
                                                                               2009   1.251       1.605       160,878
                                                                               2008   2.159       1.251       112,208
 MIST MLA Mid Cap Subaccount (Class B) (4/08)................................. 2013   1.003       1.084            --
                                                                               2012   0.977       1.003       346,323
                                                                               2011   1.057       0.977       343,251
                                                                               2010   0.882       1.057       341,884
                                                                               2009   0.662       0.882       360,279
                                                                               2008   1.054       0.662       353,144
 MIST Oppenheimer Global Equity Subaccount (Class B) (5/10)................... 2014   2.276       2.268           371
                                                                               2013   1.836       2.276            --
                                                                               2012   1.554       1.836         3,700
                                                                               2011   1.739       1.554         3,702
                                                                               2010   1.619       1.739         3,705
 MIST Pioneer Strategic Income Subaccount (Class E) (4/08).................... 2014   1.479       1.507       437,253
                                                                               2013   1.495       1.479       556,363
                                                                               2012   1.376       1.495       556,976
                                                                               2011   1.364       1.376       600,493
                                                                               2010   1.248       1.364       542,857
                                                                               2009   0.964       1.248       486,895
                                                                               2008   1.120       0.964        52,977
 MIST RCM Technology Subaccount (Class E) (5/10).............................. 2013   1.270       1.323            --
                                                                               2012   1.158       1.270         4,442
                                                                               2011   1.319       1.158         2,191
                                                                               2010   1.126       1.319         2,532
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/08) *............. 2014   1.250       1.381       208,251
                                                                               2013   0.958       1.250       212,048
                                                                               2012   0.833       0.958       226,310
                                                                               2011   0.890       0.833       249,991
                                                                               2010   0.780       0.890       254,469
                                                                               2009   0.675       0.780       275,312
                                                                               2008   1.022       0.675       322,777
 MIST T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08) *.............. 2014   2.158       2.373            --
                                                                               2013   1.620       2.158            --
                                                                               2012   1.461       1.620            --
                                                                               2011   1.523       1.461            --
                                                                               2010   1.223       1.523            --
                                                                               2009   0.862       1.223            --
                                                                               2008   1.401       0.862            --
 MIST Turner Mid Cap Growth Subaccount (Class B) (4/08)....................... 2013   1.491       1.603            --
                                                                               2012   1.442       1.491        16,208
                                                                               2011   1.598       1.442        14,714
                                                                               2010   1.289       1.598        16,857
                                                                               2009   0.898       1.289        89,226
                                                                               2008   1.654       0.898        92,609
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class B) (4/08)........................ 2014   1.087       1.132         8,538
                                                                               2013   1.125       1.087         8,538
                                                                               2012   1.076       1.125         8,538
                                                                               2011   1.038       1.076        34,124
                                                                               2010   0.984       1.038        34,988
                                                                               2009   0.924       0.984        85,816
                                                                               2008   0.983       0.924        84,011
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08).................... 2014   1.555       1.663        27,172

                     SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2013   1.210       1.555         27,347
                                                                        2012   1.089       1.210         27,508
                                                                        2011   1.094       1.089         25,174
                                                                        2010   1.029       1.094         26,945
                                                                        2009   0.950       1.029         67,329
                                                                        2008   1.403       0.950         39,255
 MSF BlackRock Money Market Subaccount (Class B) (4/08)................ 2014   1.586       1.547         79,848
                                                                        2013   1.626       1.586         80,127
                                                                        2012   1.667       1.626         88,739
                                                                        2011   1.710       1.667         92,316
                                                                        2010   1.753       1.710        149,119
                                                                        2009   1.793       1.753        159,455
                                                                        2008   1.797       1.793        162,499
 MSF FI Value Leaders Subaccount (Class B) (4/08) *.................... 2013   1.284       1.409             --
                                                                        2012   1.140       1.284         14,070
                                                                        2011   1.249       1.140         14,369
                                                                        2010   1.120       1.249         14,841
                                                                        2009   0.946       1.120         15,304
                                                                        2008   1.465       0.946         15,791
 MSF Frontier Mid Cap Growth Subaccount (Class B) (4/13)............... 2014   1.910       2.065         13,270
                                                                        2013   1.614       1.910         14,559
 MSF Jennison Growth Subaccount (Class B) (4/14)....................... 2014   1.139       1.278         71,274
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/14)........... 2014   1.243       1.268         88,975
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/14)........... 2014   1.232       1.266      2,729,385
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/14)........... 2014   1.208       1.249     10,220,092
 MSF MetLife Stock Index Subaccount (Class B) (4/08)................... 2014   1.388       1.531        180,569
                                                                        2013   1.080       1.388        183,943
                                                                        2012   0.960       1.080        243,263
                                                                        2011   0.968       0.960        264,789
                                                                        2010   0.867       0.968        258,672
                                                                        2009   0.706       0.867        242,469
                                                                        2008   1.093       0.706         17,215
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/06)............. 2014   1.267       1.339        140,256
                                                                        2013   1.094       1.267        147,793
                                                                        2012   1.008       1.094        163,493
                                                                        2011   1.012       1.008         53,880
                                                                        2010   0.945       1.012         58,722
                                                                        2009   0.819       0.945        111,198
                                                                        2008   1.081       0.819         51,801
                                                                        2007   1.065       1.081        101,165
                                                                        2006   1.003       1.065         98,803
 MSF MFS(Reg. TM) Value Subaccount (Class E) (4/08).................... 2014   1.943       2.096         19,416
                                                                        2013   1.468       1.943         21,186
                                                                        2012   1.294       1.468         24,760
                                                                        2011   1.316       1.294         51,358
                                                                        2010   1.213       1.316         54,171
                                                                        2009   1.030       1.213         81,744
                                                                        2008   1.487       1.030         69,476
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13).............. 2014   1.352       1.315        349,151
                                                                        2013   1.091       1.352        350,373
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)........ 2013   1.131       1.531          1,107
                                                                        2012   0.978       1.131          5,149
                                                                        2011   1.016       0.978          5,242
                                                                        2010   0.892       1.016          5,556
                                                                        2009   0.640       0.892         79,085
                                                                        2008   1.055       0.640         42,962
 MSF T. Rowe Price Large Cap Growth Subaccount (Class E) (4/13)........ 2014   1.668       1.772          9,011
                                                                        2013   1.330       1.668          9,095
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........ 2014   2.125       2.211         30,547

                     SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                  UNIT      UNIT     NUMBER OF
                                                                                 VALUE      VALUE      UNITS
                                                                                   AT        AT     OUTSTANDING
                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                          YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                       2013   1.511       2.125       32,028
                                                                       2012   1.337       1.511       36,551
                                                                       2011   1.351       1.337       47,638
                                                                       2010   1.029       1.351       50,562
                                                                       2009   0.761       1.029       52,869
                                                                       2008   1.165       0.761       55,846
 MSF WMC Balanced Subaccount (Class B) (4/08)......................... 2014   1.446       1.555           --
                                                                       2013   1.233       1.446           --
                                                                       2012   1.127       1.233        2,173
                                                                       2011   1.116       1.127       26,381
                                                                       2010   1.047       1.116       26,383
                                                                       2009   0.917       1.047       26,385
                                                                       2008   1.177       0.917       26,386
 MSF WMC Core Equity Opportunities Subaccount (Class B) (4/08)........ 2014   1.665       1.792        7,131
                                                                       2013   1.280       1.665        7,189
                                                                       2012   1.165       1.280        7,244
                                                                       2011   1.248       1.165        7,307
                                                                       2010   1.145       1.248        7,375
                                                                       2009   0.892       1.145       19,202
                                                                       2008   1.457       0.892       18,768





                           SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.55%
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Managed Volatility Subaccount (Series I) (7/03).......... 2014   1.511       1.776        6,661
                                                                        2013   1.399       1.511       10,879
                                                                        2012   1.386       1.399       11,273
                                                                        2011   1.221       1.386       12,217
                                                                        2010   1.178       1.221       16,983
                                                                        2009   1.051       1.178       16,469
                                                                        2008   1.594       1.051       14,375
                                                                        2007   1.356       1.594       15,101
                                                                        2006   1.109       1.356       15,543
                                                                        2005   1.000       1.109       16,900
Alger Portfolios
 Alger American Balanced Subaccount (Class S) (6/03)................... 2006   1.071       1.074           --
                                                                        2005   1.000       1.071       18,150
 Alger Capital Appreciation Subaccount (Class S) (7/03)................ 2014   2.175       2.405          222
                                                                        2013   1.655       2.175        1,950
                                                                        2012   1.440       1.655        4,762
                                                                        2011   1.487       1.440        2,806
                                                                        2010   1.342       1.487        2,863
                                                                        2009   0.914       1.342        2,830
                                                                        2008   1.713       0.914        3,233
                                                                        2007   1.319       1.713        3,007
                                                                        2006   1.138       1.319        3,506
                                                                        2005   1.000       1.138        3,821
Credit Suisse Trust
 Credit Suisse International Equity Flex II Subaccount (6/03).......... 2009   0.600       0.765           --
                                                                        2008   1.157       0.600          428
                                                                        2007   1.236       1.157          430
                                                                        2006   1.120       1.236          431
                                                                        2005   1.000       1.120          432
 Credit Suisse International Equity Flex III Subaccount (12/09)........ 2012   0.698       0.698           --
                                                                        2011   0.844       0.698           --
                                                                        2010   0.772       0.844          381
                                                                        2009   0.770       0.772          426
 Credit Suisse Trust Emerging Markets Subaccount (7/03)................ 2007   1.570       1.640           --
                                                                        2006   1.215       1.570       14,824
                                                                        2005   1.000       1.215       16,791

                     SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
Deutsche Variable Series I
 Deutsche Bond Subaccount (Class B) (6/05)............................. 2008   1.020       0.989            --
                                                                        2007   1.009       1.020            --
                                                                        2006   0.992       1.009            --
                                                                        2005   1.000       0.992            --
 Deutsche Capital Growth Subaccount (Class B) (7/03)................... 2014   1.530       1.476            --
                                                                        2013   1.169       1.530         5,165
                                                                        2012   1.038       1.169        14,312
                                                                        2011   1.118       1.038        14,284
                                                                        2010   0.985       1.118         8,957
                                                                        2009   0.799       0.985         8,939
                                                                        2008   1.228       0.799         8,663
                                                                        2007   1.123       1.228         9,470
                                                                        2006   1.065       1.123         9,468
                                                                        2005   1.000       1.065            --
 Deutsche Global Opportunities Subaccount (Class B) (7/03)............. 2010   0.998       1.067            --
                                                                        2009   0.693       0.998         1,277
                                                                        2008   1.427       0.693         1,283
                                                                        2007   1.344       1.427         1,288
                                                                        2006   1.131       1.344         1,292
                                                                        2005   1.000       1.131         1,295
 Deutsche Growth & Income Subaccount (Class B) (6/03).................. 2008   1.124       1.052            --
                                                                        2007   1.142       1.124        19,638
                                                                        2006   1.034       1.142        17,993
                                                                        2005   1.000       1.034            --
 Deutsche Health Care VIP Subaccount (Class B) (6/03).................. 2011   1.135       1.272            --
                                                                        2010   1.082       1.135         5,484
                                                                        2009   0.911       1.082         5,509
                                                                        2008   1.222       0.911         5,534
                                                                        2007   1.110       1.222        25,133
                                                                        2006   1.077       1.110        66,027
                                                                        2005   1.000       1.077        98,385
 Deutsche International Subaccount (Class B) (7/03).................... 2008   1.540       1.469            --
                                                                        2007   1.382       1.540            --
                                                                        2006   1.130       1.382            --
                                                                        2005   1.000       1.130            --
Deutsche Variable Series II
 Deutsche All Cap Growth Subaccount (Class B) (8/03)................... 2006   1.112       1.217            --
                                                                        2005   1.000       1.112         3,826
 Deutsche Balanced Subaccount (Class B) (7/03)......................... 2008   1.103       1.069            --
                                                                        2007   1.084       1.103            --
                                                                        2006   1.012       1.084            --
                                                                        2005   1.000       1.012            --
 Deutsche Blue Chip Subaccount (Class B) (6/03)........................ 2008   1.210       1.130            --
                                                                        2007   1.204       1.210        12,453
                                                                        2006   1.072       1.204        12,463
                                                                        2005   1.000       1.072           448
 Deutsche Conservative Allocation Subaccount (Class B) (8/04).......... 2009   0.826       0.830            --
                                                                        2008   1.099       0.826       281,348
                                                                        2007   1.077       1.099       348,741
                                                                        2006   1.015       1.077       348,851
                                                                        2005   1.000       1.015       348,946
 Deutsche Core Fixed Income Subaccount (Class B) (6/03)................ 2008   1.008       0.969            --
                                                                        2007   0.996       1.008            --
                                                                        2006   0.984       0.996            --
                                                                        2005   1.000       0.984            --
 Deutsche Davis Venture Value Subaccount (Class B) (7/03).............. 2008   1.192       1.152            --
                                                                        2007   1.174       1.192           908
                                                                        2006   1.054       1.174           911
                                                                        2005   1.000       1.054           913
 Deutsche Dreman Financial Services Subaccount (Class B) (7/03)........ 2006   0.986       1.026            --
                                                                        2005   1.000       0.986            --
 Deutsche Dreman High Return Equity Subaccount (Class B) (6/03)........ 2008   1.138       1.082            --

                         SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2007   1.194       1.138        50,109
                                                                                2006   1.036       1.194        40,496
                                                                                2005   1.000       1.036        19,635
 Deutsche Foreign Value Subaccount (Class B) (11/04)........................... 2006   1.060       1.262            --
                                                                                2005   1.000       1.060            --
 Deutsche Global Growth Subaccount (Class B) (8/03)............................ 2014   1.370       1.352            --
                                                                                2013   1.155       1.370        10,716
                                                                                2012   1.003       1.155        10,724
                                                                                2011   1.206       1.003        11,046
                                                                                2010   1.092       1.206        11,103
                                                                                2009   0.782       1.092        11,156
                                                                                2008   1.540       0.782        11,169
                                                                                2007   1.493       1.540        35,624
                                                                                2006   1.181       1.493        28,749
                                                                                2005   1.000       1.181           409
 Deutsche Government & Agency Securities VIP Subaccount (Class B) (6/03)....... 2014   1.126       1.152           288
                                                                                2013   1.194       1.126         2,527
                                                                                2012   1.195       1.194         2,530
                                                                                2011   1.144       1.195            --
                                                                                2010   1.105       1.144            --
                                                                                2009   1.052       1.105            --
                                                                                2008   1.033       1.052            --
                                                                                2007   1.004       1.033            --
                                                                                2006   0.993       1.004            --
                                                                                2005   1.000       0.993            --
 Deutsche Growth Allocation Subaccount (Class B) (9/04)........................ 2009   0.747       0.746            --
                                                                                2008   1.171       0.747        86,972
                                                                                2007   1.138       1.171       187,170
                                                                                2006   1.036       1.138       187,274
                                                                                2005   1.000       1.036       187,367
 Deutsche High Income Subaccount (Class B) (6/03).............................. 2008   1.048       1.033            --
                                                                                2007   1.070       1.048        17,847
                                                                                2006   0.997       1.070        15,884
                                                                                2005   1.000       0.997        15,312
 Deutsche Income Allocation Subaccount (Class B) (8/04)........................ 2006   1.005       1.017            --
                                                                                2005   1.000       1.005            --
 Deutsche Index 500 Subaccount (Class B) (7/03)................................ 2005   1.000       1.018            --
 Deutsche International Select Equity Subaccount (Class B) (7/03).............. 2008   1.545       1.485            --
                                                                                2007   1.364       1.545        20,576
                                                                                2006   1.119       1.364        62,035
                                                                                2005   1.000       1.119        99,604
 Deutsche Janus Growth & Income Subaccount (Class B) (7/03).................... 2008   1.193       1.142            --
                                                                                2007   1.152       1.193         4,054
                                                                                2006   1.095       1.152         3,802
                                                                                2005   1.000       1.095         3,908
 Deutsche Janus Growth Opportunities Subaccount (Class B) (7/03)............... 2006   1.067       1.047            --
                                                                                2005   1.000       1.067            --
 Deutsche Large Cap Core Subaccount (Class B) (12/04).......................... 2006   1.094       1.203            --
                                                                                2005   1.000       1.094        17,064
 Deutsche Large Cap Value Subaccount (Class B) (7/03).......................... 2008   1.213       1.192            --
                                                                                2007   1.104       1.213            --
                                                                                2006   0.985       1.104            --
                                                                                2005   1.000       0.985        19,623
 Deutsche MFS(Reg. TM) Strategic Value Subaccount (Class B) (8/03)............. 2006   0.995       1.018            --
                                                                                2005   1.000       0.995         5,537
 Deutsche Mid Cap Growth Subaccount (Class B) (8/03)........................... 2008   1.257       1.180            --
                                                                                2007   1.195       1.257            --
                                                                                2006   1.109       1.195            --
                                                                                2005   1.000       1.109            --
 Deutsche Moderate Allocation Subaccount (Class B) (8/04)...................... 2009   0.770       0.771            --

                           SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2008   1.135       0.770       179,885
                                                                                   2007   1.108       1.135       127,323
                                                                                   2006   1.025       1.108       109,363
                                                                                   2005   1.000       1.025        52,787
 Deutsche Money Market Subaccount (Class B) (7/03)................................ 2008   1.036       1.038            --
                                                                                   2007   1.016       1.036       311,636
                                                                                   2006   1.000       1.016       311,636
                                                                                   2005   1.000       1.000       311,636
 Deutsche Oak Strategic Equity Subaccount (Class B) (7/03)........................ 2006   0.979       0.993            --
                                                                                   2005   1.000       0.979         5,632
 Deutsche Small Cap Growth Subaccount (Class B) (7/03)............................ 2008   1.093       0.950            --
                                                                                   2007   1.060       1.093         4,235
                                                                                   2006   1.037       1.060         4,293
                                                                                   2005   1.000       1.037         4,215
 Deutsche Small Mid Cap Value VIP Subaccount (Class B) (7/03)..................... 2014   1.686       1.728         6,894
                                                                                   2013   1.284       1.686        10,449
                                                                                   2012   1.162       1.284        12,528
                                                                                   2011   1.273       1.162        13,145
                                                                                   2010   1.064       1.273        16,700
                                                                                   2009   0.845       1.064        17,132
                                                                                   2008   1.306       0.845        16,976
                                                                                   2007   1.305       1.306        16,847
                                                                                   2006   1.075       1.305        15,982
                                                                                   2005   1.000       1.075        17,401
 Deutsche Strategic Income Subaccount (Class B) (6/03)............................ 2008   1.070       1.068            --
                                                                                   2007   1.045       1.070            --
                                                                                   2006   0.985       1.045            --
                                                                                   2005   1.000       0.985            --
 Deutsche Technology Subaccount (Class B) (7/03).................................. 2010   0.928       0.957            --
                                                                                   2009   0.595       0.928         7,100
                                                                                   2008   1.141       0.595         7,107
                                                                                   2007   1.028       1.141         7,112
                                                                                   2006   1.050       1.028         7,117
                                                                                   2005   1.000       1.050            --
 Deutsche Turner Mid Cap Growth Subaccount (Class B) (7/03)....................... 2008   1.374       1.275            --
                                                                                   2007   1.127       1.374            --
                                                                                   2006   1.088       1.127        19,785
                                                                                   2005   1.000       1.088           885
Dreyfus Investment Portfolios
 Dreyfus MidCap Stock Subaccount (Service Shares) (6/03).......................... 2008   1.109       1.085            --
                                                                                   2007   1.122       1.109        18,962
                                                                                   2006   1.069       1.122        17,181
                                                                                   2005   1.000       1.069        16,424
Dreyfus Socially Responsible Growth Fund, Inc.
 The Dreyfus Socially Responsible Growth Subaccount (Service Shares) (9/03)....... 2014   1.470       1.621            --
                                                                                   2013   1.126       1.470            --
                                                                                   2012   1.034       1.126            --
                                                                                   2011   1.054       1.034            --
                                                                                   2010   0.944       1.054            --
                                                                                   2009   0.725       0.944            --
                                                                                   2008   1.138       0.725            --
                                                                                   2007   1.086       1.138            --
                                                                                   2006   1.022       1.086            --
                                                                                   2005   1.000       1.022            --
DWS Investments VIT Funds
 Deutsche VIT Equity 500 Index Subaccount (Class B) (9/05)........................ 2008   1.153       1.093            --
                                                                                   2007   1.128       1.153            --
                                                                                   2006   1.004       1.128            --
                                                                                   2005   1.000       1.004            --
 Deutsche VIT RREEF Real Estate Securites Subaccount (Class B) (6/03)............. 2007   1.513       1.234            --
                                                                                   2006   1.132       1.513            --
                                                                                   2005   1.000       1.132            --
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (4/08) *.......................... 2014   1.498       1.509       203,141

                        SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2013   1.406       1.498       213,808
                                                                              2012   1.238       1.406       216,104
                                                                              2011   1.240       1.238       212,408
                                                                              2010   1.099       1.240       224,182
                                                                              2009   0.769       1.099        13,468
                                                                              2008   1.036       0.769        15,200
 MIST FOF - Balanced Strategy Subaccount (Class B) (5/09).................... 2014   1.295       1.292            --
                                                                              2013   1.113       1.295            --
                                                                              2012   1.002       1.113        10,210
                                                                              2011   1.046       1.002        10,247
                                                                              2010   0.944       1.046        10,288
                                                                              2009   0.791       0.944        73,426
 MIST FOF - Growth Strategy Subaccount (Class B) (5/09)...................... 2014   1.375       1.364            --
                                                                              2013   1.120       1.375        53,702
                                                                              2012   0.993       1.120        53,765
                                                                              2011   1.060       0.993        82,538
                                                                              2010   0.941       1.060        82,661
                                                                              2009   0.770       0.941        82,793
 MIST FOF - Moderate Strategy Subaccount (Class B) (5/09).................... 2014   1.297       1.298            --
                                                                              2013   1.164       1.297       122,589
                                                                              2012   1.063       1.164       122,687
                                                                              2011   1.092       1.063       122,793
                                                                              2010   0.996       1.092       122,907
                                                                              2009   0.848       0.996       176,521
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/07)....... 2014   1.515       1.385         8,128
                                                                              2013   1.633       1.515        12,615
                                                                              2012   1.407       1.633        12,166
                                                                              2011   1.769       1.407        11,040
                                                                              2010   1.463       1.769        12,412
                                                                              2009   0.887       1.463        13,190
                                                                              2008   2.040       0.887        15,794
                                                                              2007   1.629       2.040        12,050
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/08)........ 2014   1.373       1.245           310
                                                                              2013   1.181       1.373         2,721
                                                                              2012   1.038       1.181         2,725
                                                                              2011   1.193       1.038            --
                                                                              2010   1.098       1.193           629
                                                                              2009   0.856       1.098           649
                                                                              2008   1.478       0.856           668
 MIST MLA Mid Cap Subaccount (Class B) (4/08)................................ 2013   0.999       1.079            --
                                                                              2012   0.974       0.999        15,998
                                                                              2011   1.054       0.974        15,163
                                                                              2010   0.880       1.054        19,059
                                                                              2009   0.660       0.880        19,383
                                                                              2008   1.052       0.660        19,175
 MIST Oppenheimer Global Equity Subaccount (Class B) (5/10).................. 2014   1.508       1.502         9,771
                                                                              2013   1.217       1.508            --
                                                                              2012   1.030       1.217            --
                                                                              2011   1.154       1.030           991
                                                                              2010   1.074       1.154         1,142
 MIST Pioneer Strategic Income Subaccount (Class E) (4/08)................... 2014   1.409       1.434       535,552
                                                                              2013   1.425       1.409       524,702
                                                                              2012   1.312       1.425       530,170
                                                                              2011   1.300       1.312       538,862
                                                                              2010   1.191       1.300       551,548
                                                                              2009   0.920       1.191       551,501
                                                                              2008   1.070       0.920            --
 MIST RCM Technology Subaccount (Class E) (5/10)............................. 2013   1.099       1.146            --
                                                                              2012   1.003       1.099         7,080
                                                                              2011   1.143       1.003         7,086
                                                                              2010   0.977       1.143         7,093
 MIST T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08) *............. 2014   1.816       1.997           391

                    SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)
                                                                                UNIT      UNIT     NUMBER OF
                                                                               VALUE      VALUE      UNITS
                                                                                 AT        AT     OUTSTANDING
                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                        YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                     2013   1.364       1.816         3,433
                                                                     2012   1.231       1.364         3,437
                                                                     2011   1.284       1.231            --
                                                                     2010   1.032       1.284            --
                                                                     2009   0.727       1.032            --
                                                                     2008   1.182       0.727            --
 MIST Turner Mid Cap Growth Subaccount (Class B) (4/08)............. 2013   1.142       1.228            --
                                                                     2012   1.105       1.142            --
                                                                     2011   1.225       1.105            --
                                                                     2010   0.988       1.225            --
                                                                     2009   0.689       0.988            --
                                                                     2008   1.270       0.689            --
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class B) (4/08).............. 2014   1.071       1.116            --
                                                                     2013   1.110       1.071            --
                                                                     2012   1.062       1.110            --
                                                                     2011   1.025       1.062            --
                                                                     2010   0.973       1.025            --
                                                                     2009   0.914       0.973            --
                                                                     2008   0.972       0.914            --
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08).......... 2014   1.191       1.273        12,399
                                                                     2013   0.927       1.191        12,406
                                                                     2012   0.835       0.927        19,227
                                                                     2011   0.839       0.835        19,174
                                                                     2010   0.790       0.839        19,126
                                                                     2009   0.730       0.790        18,675
                                                                     2008   1.078       0.730        18,023
 MSF BlackRock Money Market Subaccount (Class B) (4/08)............. 2014   1.113       1.085            --
                                                                     2013   1.142       1.113        33,487
                                                                     2012   1.171       1.142            --
                                                                     2011   1.201       1.171           196
                                                                     2010   1.232       1.201            --
                                                                     2009   1.261       1.232            --
                                                                     2008   1.264       1.261       312,278
 MSF FI Value Leaders Subaccount (Class B) (4/08) *................. 2013   0.987       1.083            --
                                                                     2012   0.877       0.987        11,954
                                                                     2011   0.961       0.877        12,307
                                                                     2010   0.863       0.961        12,370
                                                                     2009   0.729       0.863        12,428
                                                                     2008   1.129       0.729        12,442
 MSF Frontier Mid Cap Growth Subaccount (Class B) (4/13)............ 2014   1.462       1.580            --
                                                                     2013   1.236       1.462            --
 MSF Jennison Growth Subaccount (Class B) (4/14).................... 2014   1.135       1.272         6,662
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/14)........ 2014   1.238       1.263       124,773
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/14)........ 2014   1.227       1.261     4,935,159
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/14)........ 2014   1.203       1.244     5,624,745
 MSF MetLife Stock Index Subaccount (Class B) (4/08)................ 2014   1.382       1.523            --
                                                                     2013   1.076       1.382            --
                                                                     2012   0.957       1.076            --
                                                                     2011   0.965       0.957            --
                                                                     2010   0.865       0.965            --
                                                                     2009   0.705       0.865            --
                                                                     2008   1.092       0.705            --
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/06).......... 2014   1.262       1.333        70,874
                                                                     2013   1.091       1.262        71,081
                                                                     2012   1.005       1.091        71,309
                                                                     2011   1.009       1.005        71,568
                                                                     2010   0.943       1.009        71,814
                                                                     2009   0.818       0.943        72,053
                                                                     2008   1.080       0.818        72,950
                                                                     2007   1.064       1.080            --
                                                                     2006   1.003       1.064            --
 MSF MFS(Reg. TM) Value Subaccount (Class E) (4/08)................. 2014   1.551       1.673           479

                     SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2013   1.173       1.551        4,205
                                                                        2012   1.034       1.173        4,210
                                                                        2011   1.052       1.034           --
                                                                        2010   0.970       1.052           --
                                                                        2009   0.825       0.970           --
                                                                        2008   1.191       0.825           --
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13).............. 2014   1.347       1.309        9,017
                                                                        2013   1.087       1.347       12,934
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)........ 2013   1.128       1.525           --
                                                                        2012   0.975       1.128        4,123
                                                                        2011   1.014       0.975        4,145
                                                                        2010   0.891       1.014        4,175
                                                                        2009   0.639       0.891        4,297
                                                                        2008   1.054       0.639        4,531
 MSF T. Rowe Price Large Cap Growth Subaccount (Class E) (4/13)........ 2014   1.444       1.533        7,071
                                                                        2013   1.152       1.444        7,075
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........ 2014   1.733       1.801           --
                                                                        2013   1.233       1.733           --
                                                                        2012   1.091       1.233        3,877
                                                                        2011   1.103       1.091        3,963
                                                                        2010   0.840       1.103        4,071
                                                                        2009   0.622       0.840        4,458
                                                                        2008   0.952       0.622        4,601
 MSF WMC Balanced Subaccount (Class B) (4/08).......................... 2014   1.308       1.406           --
                                                                        2013   1.116       1.308           --
                                                                        2012   1.021       1.116           --
                                                                        2011   1.011       1.021           --
                                                                        2010   0.949       1.011           --
                                                                        2009   0.832       0.949           --
                                                                        2008   1.068       0.832           --
 MSF WMC Core Equity Opportunities Subaccount (Class B) (4/08)......... 2014   1.307       1.406           --
                                                                        2013   1.005       1.307           --
                                                                        2012   0.916       1.005           --
                                                                        2011   0.981       0.916          699
                                                                        2010   0.901       0.981          805
                                                                        2009   0.702       0.901          900
                                                                        2008   1.147       0.702          904





                          SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.60%
                                                                                 UNIT      UNIT     NUMBER OF
                                                                                VALUE      VALUE      UNITS
                                                                                  AT        AT     OUTSTANDING
                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                         YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Managed Volatility Subaccount (Series I) (7/03)........ 2014   1.877       2.205        4,944
                                                                      2013   1.739       1.877        9,267
                                                                      2012   1.723       1.739       10,567
                                                                      2011   1.519       1.723        9,795
                                                                      2010   1.466       1.519       11,535
                                                                      2009   1.310       1.466       11,528
                                                                      2008   1.987       1.310       10,031
                                                                      2007   1.691       1.987       10,054
                                                                      2006   1.383       1.691       10,883
                                                                      2005   1.215       1.383       11,424
Alger Portfolios
 Alger American Balanced Subaccount (Class S) (6/03)................. 2006   1.095       1.098           --
                                                                      2005   1.039       1.095           --
 Alger Capital Appreciation Subaccount (Class S) (7/03).............. 2014   2.225       2.459           --

                     SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2013   1.694       2.225           --
                                                                        2012   1.475       1.694           --
                                                                        2011   1.523       1.475           --
                                                                        2010   1.376       1.523           --
                                                                        2009   0.937       1.376           --
                                                                        2008   1.757       0.937           --
                                                                        2007   1.354       1.757           --
                                                                        2006   1.168       1.354           --
                                                                        2005   1.050       1.168           --
Credit Suisse Trust
 Credit Suisse International Equity Flex II Subaccount (6/03).......... 2009   0.679       0.864           --
                                                                        2008   1.309       0.679           --
                                                                        2007   1.399       1.309           --
                                                                        2006   1.268       1.399           --
                                                                        2005   1.121       1.268           --
 Credit Suisse International Equity Flex III Subaccount (12/09)........ 2012   0.788       0.788           --
                                                                        2011   0.954       0.788           --
                                                                        2010   0.872       0.954           --
                                                                        2009   0.870       0.872           --
 Credit Suisse Trust Emerging Markets Subaccount (7/03)................ 2007   2.068       2.160           --
                                                                        2006   1.602       2.068        6,087
                                                                        2005   1.285       1.602        6,911
Deutsche Variable Series I
 Deutsche Bond Subaccount (Class B) (6/05)............................. 2008   1.019       0.988           --
                                                                        2007   1.008       1.019           --
                                                                        2006   0.992       1.008           --
                                                                        2005   1.000       0.992           --
 Deutsche Capital Growth Subaccount (Class B) (7/03)................... 2014   1.569       1.514           --
                                                                        2013   1.200       1.569       15,109
                                                                        2012   1.066       1.200       20,564
                                                                        2011   1.148       1.066       21,054
                                                                        2010   1.013       1.148           --
                                                                        2009   0.822       1.013           --
                                                                        2008   1.263       0.822           --
                                                                        2007   1.156       1.263           --
                                                                        2006   1.097       1.156           --
                                                                        2005   1.037       1.097           --
 Deutsche Global Opportunities Subaccount (Class B) (7/03)............. 2010   1.194       1.277           --
                                                                        2009   0.830       1.194           --
                                                                        2008   1.710       0.830           --
                                                                        2007   1.611       1.710           --
                                                                        2006   1.357       1.611           --
                                                                        2005   1.179       1.357           --
 Deutsche Growth & Income Subaccount (Class B) (6/03).................. 2008   1.191       0.716           --
                                                                        2007   1.210       1.191           --
                                                                        2006   1.096       1.210           --
                                                                        2005   1.064       1.096           --
 Deutsche Health Care VIP Subaccount (Class B) (6/03).................. 2011   1.156       1.295           --
                                                                        2010   1.102       1.156       19,986
                                                                        2009   0.928       1.102       20,660
                                                                        2008   1.246       0.928       19,294
                                                                        2007   1.133       1.246       21,342
                                                                        2006   1.099       1.133       21,675
                                                                        2005   1.044       1.099       19,684
 Deutsche International Subaccount (Class B) (7/03).................... 2008   1.768       1.687           --
                                                                        2007   1.588       1.768           --
                                                                        2006   1.299       1.588           --
                                                                        2005   1.152       1.299           --
Deutsche Variable Series II
 Deutsche All Cap Growth Subaccount (Class B) (8/03)................... 2006   1.201       1.313           --
                                                                        2005   1.088       1.201           --
 Deutsche Balanced Subaccount (Class B) (7/03)......................... 2008   1.146       1.111           --
                                                                        2007   1.126       1.146           --
                                                                        2006   1.052       1.126           --
                                                                        2005   1.039       1.052           --

                         SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
 Deutsche Blue Chip Subaccount (Class B) (6/03)................................ 2008   1.316       1.229           --
                                                                                2007   1.310       1.316           --
                                                                                2006   1.167       1.310           --
                                                                                2005   1.092       1.167           --
 Deutsche Conservative Allocation Subaccount (Class B) (8/04).................. 2009   0.872       0.877           --
                                                                                2008   1.161       0.872           --
                                                                                2007   1.138       1.161           --
                                                                                2006   1.074       1.138           --
                                                                                2005   1.056       1.074           --
 Deutsche Core Fixed Income Subaccount (Class B) (6/03)........................ 2008   1.056       1.016           --
                                                                                2007   1.045       1.056           --
                                                                                2006   1.032       1.045           --
                                                                                2005   1.040       1.032           --
 Deutsche Davis Venture Value Subaccount (Class B) (7/03)...................... 2008   1.286       1.242           --
                                                                                2007   1.268       1.286           --
                                                                                2006   1.138       1.268           --
                                                                                2005   1.069       1.138           --
 Deutsche Dreman Financial Services Subaccount (Class B) (7/03)................ 2006   1.057       1.099           --
                                                                                2005   1.089       1.057           --
 Deutsche Dreman High Return Equity Subaccount (Class B) (6/03)................ 2008   1.289       1.225           --
                                                                                2007   1.352       1.289           --
                                                                                2006   1.174       1.352           --
                                                                                2005   1.121       1.174           --
 Deutsche Foreign Value Subaccount (Class B) (11/04)........................... 2006   1.122       1.336           --
                                                                                2005   1.053       1.122           --
 Deutsche Global Growth Subaccount (Class B) (8/03)............................ 2014   1.595       1.574           --
                                                                                2013   1.346       1.595       11,200
                                                                                2012   1.169       1.346       13,944
                                                                                2011   1.407       1.169       14,443
                                                                                2010   1.275       1.407       12,554
                                                                                2009   0.913       1.275       13,507
                                                                                2008   1.799       0.913       14,385
                                                                                2007   1.744       1.799       11,173
                                                                                2006   1.381       1.744       10,627
                                                                                2005   1.157       1.381       11,851
 Deutsche Government & Agency Securities VIP Subaccount (Class B) (6/03)....... 2014   1.161       1.187           --
                                                                                2013   1.232       1.161           --
                                                                                2012   1.234       1.232           --
                                                                                2011   1.182       1.234           --
                                                                                2010   1.142       1.182           --
                                                                                2009   1.088       1.142           --
                                                                                2008   1.068       1.088           --
                                                                                2007   1.039       1.068           --
                                                                                2006   1.028       1.039           --
                                                                                2005   1.032       1.028           --
 Deutsche Growth Allocation Subaccount (Class B) (9/04)........................ 2009   0.812       0.812           --
                                                                                2008   1.274       0.812           --
                                                                                2007   1.239       1.274           --
                                                                                2006   1.128       1.239           --
                                                                                2005   1.092       1.128           --
 Deutsche High Income Subaccount (Class B) (6/03).............................. 2008   1.165       1.148           --
                                                                                2007   1.189       1.165           --
                                                                                2006   1.108       1.189           --
                                                                                2005   1.100       1.108           --
 Deutsche Income Allocation Subaccount (Class B) (8/04)........................ 2006   1.048       1.060           --
                                                                                2005   1.039       1.048           --
 Deutsche Index 500 Subaccount (Class B) (7/03)................................ 2005   1.068       1.080           --
 Deutsche International Select Equity Subaccount (Class B) (7/03).............. 2008   1.784       1.715           --
                                                                                2007   1.576       1.784           --
                                                                                2006   1.293       1.576           --
                                                                                2005   1.164       1.293           --
 Deutsche Janus Growth & Income Subaccount (Class B) (7/03).................... 2008   1.298       1.242           --

                           SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2007   1.254       1.298           --
                                                                                   2006   1.192       1.254           --
                                                                                   2005   1.095       1.192           --
 Deutsche Janus Growth Opportunities Subaccount (Class B) (7/03).................. 2006   1.133       1.111           --
                                                                                   2005   1.086       1.133           --
 Deutsche Large Cap Core Subaccount (Class B) (12/04)............................. 2006   1.140       1.253           --
                                                                                   2005   1.036       1.140           --
 Deutsche Large Cap Value Subaccount (Class B) (7/03)............................. 2008   1.302       1.279           --
                                                                                   2007   1.185       1.302           --
                                                                                   2006   1.058       1.185           --
                                                                                   2005   1.069       1.058           --
 Deutsche MFS(Reg. TM) Strategic Value Subaccount (Class B) (8/03)................ 2006   1.096       1.121           --
                                                                                   2005   1.131       1.096           --
 Deutsche Mid Cap Growth Subaccount (Class B) (8/03).............................. 2008   1.345       1.262           --
                                                                                   2007   1.279       1.345           --
                                                                                   2006   1.188       1.279           --
                                                                                   2005   1.063       1.188           --
 Deutsche Moderate Allocation Subaccount (Class B) (8/04)......................... 2009   0.825       0.826           --
                                                                                   2008   1.216       0.825           --
                                                                                   2007   1.188       1.216           --
                                                                                   2006   1.099       1.188           --
                                                                                   2005   1.074       1.099           --
 Deutsche Money Market Subaccount (Class B) (7/03)................................ 2008   1.023       1.024           --
                                                                                   2007   1.003       1.023           --
                                                                                   2006   0.988       1.003           --
                                                                                   2005   0.990       0.988           --
 Deutsche Oak Strategic Equity Subaccount (Class B) (7/03)........................ 2006   0.962       0.975           --
                                                                                   2005   1.034       0.962           --
 Deutsche Small Cap Growth Subaccount (Class B) (7/03)............................ 2008   1.179       1.026           --
                                                                                   2007   1.144       1.179       11,724
                                                                                   2006   1.121       1.144       10,729
                                                                                   2005   1.077       1.121        9,546
 Deutsche Small Mid Cap Value VIP Subaccount (Class B) (7/03)..................... 2014   1.982       2.029        3,672
                                                                                   2013   1.510       1.982        5,964
                                                                                   2012   1.367       1.510        8,290
                                                                                   2011   1.498       1.367        8,286
                                                                                   2010   1.253       1.498        7,803
                                                                                   2009   0.995       1.253        9,175
                                                                                   2008   1.540       0.995        9,242
                                                                                   2007   1.540       1.540        8,654
                                                                                   2006   1.268       1.540        7,939
                                                                                   2005   1.185       1.268        8,404
 Deutsche Strategic Income Subaccount (Class B) (6/03)............................ 2008   1.183       1.181           --
                                                                                   2007   1.156       1.183       22,361
                                                                                   2006   1.091       1.156       21,345
                                                                                   2005   1.099       1.091       19,874
 Deutsche Technology Subaccount (Class B) (7/03).................................. 2010   0.920       0.948           --
                                                                                   2009   0.590       0.920           --
                                                                                   2008   1.131       0.590           --
                                                                                   2007   1.020       1.131           --
                                                                                   2006   1.042       1.020           --
                                                                                   2005   1.036       1.042           --
 Deutsche Turner Mid Cap Growth Subaccount (Class B) (7/03)....................... 2008   1.510       1.402           --
                                                                                   2007   1.239       1.510           --
                                                                                   2006   1.197       1.239           --
                                                                                   2005   1.104       1.197           --
Dreyfus Investment Portfolios
 Dreyfus MidCap Stock Subaccount (Service Shares) (6/03).......................... 2008   1.239       1.212           --
                                                                                   2007   1.254       1.239           --
                                                                                   2006   1.195       1.254           --
                                                                                   2005   1.126       1.195           --
Dreyfus Socially Responsible Growth Fund, Inc.
 The Dreyfus Socially Responsible Growth Subaccount (Service Shares) (9/03)....... 2014   1.481       1.633           --

                         SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2013   1.135       1.481            --
                                                                               2012   1.043       1.135            --
                                                                               2011   1.063       1.043            --
                                                                               2010   0.953       1.063            --
                                                                               2009   0.733       0.953            --
                                                                               2008   1.150       0.733            --
                                                                               2007   1.098       1.150            --
                                                                               2006   1.034       1.098            --
                                                                               2005   1.027       1.034            --
DWS Investments VIT Funds
 Deutsche VIT Equity 500 Index Subaccount (Class B) (9/05).................... 2008   1.151       1.092            --
                                                                               2007   1.127       1.151            --
                                                                               2006   1.004       1.127            --
                                                                               2005   1.000       1.004            --
 Deutsche VIT RREEF Real Estate Securites Subaccount (Class B) (6/03)......... 2007   1.854       1.511            --
                                                                               2006   1.388       1.854            --
                                                                               2005   1.279       1.388            --
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (4/08) *...................... 2014   1.660       1.671         2,717
                                                                               2013   1.558       1.660       174,891
                                                                               2012   1.372       1.558       174,828
                                                                               2011   1.376       1.372       180,409
                                                                               2010   1.220       1.376       180,443
                                                                               2009   0.854       1.220            --
                                                                               2008   1.151       0.854            --
 MIST FOF - Balanced Strategy Subaccount (Class B) (5/09)..................... 2014   1.384       1.380            --
                                                                               2013   1.189       1.384            --
                                                                               2012   1.072       1.189            --
                                                                               2011   1.119       1.072            --
                                                                               2010   1.011       1.119            --
                                                                               2009   0.846       1.011            --
 MIST FOF - Growth Strategy Subaccount (Class B) (5/09)....................... 2014   1.492       1.480            --
                                                                               2013   1.216       1.492            --
                                                                               2012   1.078       1.216            --
                                                                               2011   1.151       1.078            --
                                                                               2010   1.023       1.151            --
                                                                               2009   0.837       1.023            --
 MIST FOF - Moderate Strategy Subaccount (Class B) (5/09)..................... 2014   1.366       1.367            --
                                                                               2013   1.227       1.366            --
                                                                               2012   1.121       1.227            --
                                                                               2011   1.152       1.121            --
                                                                               2010   1.052       1.152            --
                                                                               2009   0.895       1.052            --
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/07)........ 2014   1.989       1.817         4,017
                                                                               2013   2.144       1.989         5,814
                                                                               2012   1.848       2.144         5,866
                                                                               2011   2.325       1.848         6,014
                                                                               2010   1.925       2.325         5,094
                                                                               2009   1.168       1.925         5,999
                                                                               2008   2.686       1.168         7,308
                                                                               2007   2.146       2.686         5,160
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/08) *....... 2014   1.583       1.435            --
                                                                               2013   1.363       1.583            --
                                                                               2012   1.198       1.363            --
                                                                               2011   1.378       1.198            --
                                                                               2010   1.269       1.378            --
                                                                               2009   0.990       1.269            --
                                                                               2008   1.710       0.990            --
 MIST MLA Mid Cap Subaccount (Class B) (4/08)................................. 2013   0.995       1.075            --
                                                                               2012   0.970       0.995        19,651
                                                                               2011   1.051       0.970        19,608
                                                                               2010   0.878       1.051        19,525
                                                                               2009   0.659       0.878        19,730
                                                                               2008   1.051       0.659         3,480
 MIST Oppenheimer Global Equity Subaccount (Class B) (5/10)................... 2014   1.801       1.793         6,066

                      SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2013   1.454       1.801            --
                                                                          2012   1.232       1.454            --
                                                                          2011   1.381       1.232            --
                                                                          2010   1.286       1.381            --
 MIST Pioneer Strategic Income Subaccount (Class E) (4/08)............... 2014   1.553       1.581        26,761
                                                                          2013   1.572       1.553        32,423
                                                                          2012   1.448       1.572        33,476
                                                                          2011   1.436       1.448        39,121
                                                                          2010   1.316       1.436        40,525
                                                                          2009   1.017       1.316        47,822
                                                                          2008   1.183       1.017        16,731
 MIST RCM Technology Subaccount (Class E) (5/10)......................... 2013   1.088       1.133            --
                                                                          2012   0.993       1.088            --
                                                                          2011   1.132       0.993            --
                                                                          2010   0.967       1.132            --
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/08) *........ 2014   1.241       1.369        52,712
                                                                          2013   0.952       1.241        56,318
                                                                          2012   0.828       0.952        60,296
                                                                          2011   0.886       0.828        78,815
                                                                          2010   0.777       0.886        98,533
                                                                          2009   0.673       0.777       105,845
                                                                          2008   1.020       0.673       119,260
 MIST T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08) *......... 2014   1.938       2.129            --
                                                                          2013   1.456       1.938            --
                                                                          2012   1.315       1.456            --
                                                                          2011   1.372       1.315            --
                                                                          2010   1.103       1.372            --
                                                                          2009   0.778       1.103            --
                                                                          2008   1.265       0.778            --
 MIST Turner Mid Cap Growth Subaccount (Class B) (4/08).................. 2013   1.252       1.346            --
                                                                          2012   1.213       1.252            --
                                                                          2011   1.345       1.213            --
                                                                          2010   1.085       1.345            --
                                                                          2009   0.757       1.085            --
                                                                          2008   1.396       0.757            --
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class B) (4/08)................... 2014   1.120       1.166            --
                                                                          2013   1.161       1.120            --
                                                                          2012   1.111       1.161            --
                                                                          2011   1.073       1.111            --
                                                                          2010   1.019       1.073            --
                                                                          2009   0.958       1.019            --
                                                                          2008   1.019       0.958            --
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08)............... 2014   1.344       1.437            --
                                                                          2013   1.047       1.344            --
                                                                          2012   0.943       1.047            --
                                                                          2011   0.949       0.943            --
                                                                          2010   0.894       0.949            --
                                                                          2009   0.826       0.894            --
                                                                          2008   1.221       0.826            --
 MSF BlackRock Money Market Subaccount (Class B) (4/08).................. 2014   1.359       1.324            --
                                                                          2013   1.395       1.359            --
                                                                          2012   1.432       1.395            --
                                                                          2011   1.469       1.432            --
                                                                          2010   1.508       1.469            --
                                                                          2009   1.544       1.508            --
                                                                          2008   1.549       1.544            --
 MSF FI Value Leaders Subaccount (Class B) (4/08) *...................... 2013   1.071       1.175            --
                                                                          2012   0.952       1.071            --
                                                                          2011   1.044       0.952            --
                                                                          2010   0.937       1.044            --
                                                                          2009   0.792       0.937            --
                                                                          2008   1.228       0.792            --
 MSF Frontier Mid Cap Growth Subaccount (Class B) (4/13)................. 2014   1.602       1.731            --
                                                                          2013   1.355       1.602            --
 MSF Jennison Growth Subaccount (Class B) (4/14)......................... 2014   1.130       1.267        22,415

                     SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/14)........... 2014   1.233       1.257            --
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/14)........... 2014   1.222       1.255       164,715
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/14)........... 2014   1.198       1.238        94,605
 MSF MetLife Stock Index Subaccount (Class B) (4/08)................... 2014   1.376       1.516            --
                                                                        2013   1.072       1.376            --
                                                                        2012   0.954       1.072            --
                                                                        2011   0.963       0.954            --
                                                                        2010   0.863       0.963            --
                                                                        2009   0.704       0.863            --
                                                                        2008   1.090       0.704            --
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/06)............. 2014   1.257       1.327            --
                                                                        2013   1.087       1.257            --
                                                                        2012   1.002       1.087            --
                                                                        2011   1.007       1.002            --
                                                                        2010   0.941       1.007            --
                                                                        2009   0.817       0.941            --
                                                                        2008   1.079       0.817            --
                                                                        2007   1.064       1.079            --
                                                                        2006   1.003       1.064            --
 MSF MFS(Reg. TM) Value Subaccount (Class E) (4/08).................... 2014   1.660       1.789            --
                                                                        2013   1.256       1.660            --
                                                                        2012   1.108       1.256            --
                                                                        2011   1.128       1.108            --
                                                                        2010   1.040       1.128            --
                                                                        2009   0.885       1.040            --
                                                                        2008   1.278       0.885            --
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13).............. 2014   1.341       1.303        19,399
                                                                        2013   1.082       1.341        19,315
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)........ 2013   1.124       1.520            --
                                                                        2012   0.972       1.124            --
                                                                        2011   1.011       0.972            --
                                                                        2010   0.889       1.011            --
                                                                        2009   0.638       0.889            --
                                                                        2008   1.053       0.638            --
 MSF T. Rowe Price Large Cap Growth Subaccount (Class E) (4/13)........ 2014   1.428       1.515            --
                                                                        2013   1.139       1.428            --
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........ 2014   1.864       1.937         3,826
                                                                        2013   1.327       1.864         6,328
                                                                        2012   1.175       1.327         9,413
                                                                        2011   1.189       1.175         9,587
                                                                        2010   0.906       1.189        25,362
                                                                        2009   0.671       0.906        28,419
                                                                        2008   1.028       0.671        29,108
 MSF WMC Balanced Subaccount (Class B) (4/08).......................... 2014   1.355       1.456            --
                                                                        2013   1.156       1.355            --
                                                                        2012   1.058       1.156            --
                                                                        2011   1.049       1.058            --
                                                                        2010   0.985       1.049            --
                                                                        2009   0.864       0.985            --
                                                                        2008   1.109       0.864            --
 MSF WMC Core Equity Opportunities Subaccount (Class B) (4/08)......... 2014   1.406       1.511            --
                                                                        2013   1.082       1.406            --
                                                                        2012   0.986       1.082            --
                                                                        2011   1.057       0.986            --
                                                                        2010   0.971       1.057            --
                                                                        2009   0.757       0.971            --
                                                                        2008   1.237       0.757            --

                           SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.65%
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Managed Volatility Subaccount (Series I) (7/03).......... 2014   1.844       2.165         3,880
                                                                        2013   1.710       1.844         3,884
                                                                        2012   1.695       1.710         4,463
                                                                        2011   1.494       1.695         5,306
                                                                        2010   1.443       1.494         6,193
                                                                        2009   1.290       1.443         7,158
                                                                        2008   1.958       1.290         8,313
                                                                        2007   1.667       1.958         9,205
                                                                        2006   1.364       1.667         9,998
                                                                        2005   1.199       1.364         8,423
Alger Portfolios
 Alger American Balanced Subaccount (Class S) (6/03)................... 2006   1.068       1.071            --
                                                                        2005   1.014       1.068       177,852
 Alger Capital Appreciation Subaccount (Class S) (7/03)................ 2014   2.247       2.483         1,224
                                                                        2013   1.712       2.247        10,861
                                                                        2012   1.491       1.712        14,522
                                                                        2011   1.541       1.491        15,270
                                                                        2010   1.393       1.541        16,775
                                                                        2009   0.949       1.393        17,713
                                                                        2008   1.780       0.949         2,480
                                                                        2007   1.373       1.780         2,486
                                                                        2006   1.185       1.373            --
                                                                        2005   1.066       1.185            --
Credit Suisse Trust
 Credit Suisse International Equity Flex II Subaccount (6/03).......... 2009   0.683       0.869            --
                                                                        2008   1.317       0.683        46,547
                                                                        2007   1.408       1.317        43,075
                                                                        2006   1.277       1.408        54,441
                                                                        2005   1.129       1.277        77,056
 Credit Suisse International Equity Flex III Subaccount (12/09)........ 2012   0.792       0.792            --
                                                                        2011   0.958       0.792            --
                                                                        2010   0.877       0.958        35,794
                                                                        2009   0.875       0.877        36,850
 Credit Suisse Trust Emerging Markets Subaccount (7/03)................ 2007   1.867       1.949            --
                                                                        2006   1.447       1.867        48,157
                                                                        2005   1.161       1.447       143,883
Deutsche Variable Series I
 Deutsche Bond Subaccount (Class B) (6/05)............................. 2008   1.018       0.987            --
                                                                        2007   1.007       1.018            --
                                                                        2006   0.991       1.007            --
                                                                        2005   1.000       0.991            --
 Deutsche Capital Growth Subaccount (Class B) (7/03)................... 2014   1.586       1.531            --
                                                                        2013   1.214       1.586        68,432
                                                                        2012   1.078       1.214        73,431
                                                                        2011   1.163       1.078       113,108
                                                                        2010   1.026       1.163       100,007
                                                                        2009   0.833       1.026       103,850
                                                                        2008   1.281       0.833       114,859
                                                                        2007   1.173       1.281       133,412
                                                                        2006   1.113       1.173       196,646
                                                                        2005   1.053       1.113       251,158
 Deutsche Global Opportunities Subaccount (Class B) (7/03)............. 2010   1.205       1.288            --
                                                                        2009   0.838       1.205         4,589
                                                                        2008   1.727       0.838         4,492
                                                                        2007   1.628       1.727         4,494
                                                                        2006   1.371       1.628         3,420
                                                                        2005   1.193       1.371         3,530
 Deutsche Growth & Income Subaccount (Class B) (6/03).................. 2008   1.205       1.128            --
                                                                        2007   1.226       1.205        73,355
                                                                        2006   1.111       1.226        86,725
                                                                        2005   1.079       1.111       208,382
 Deutsche Health Care VIP Subaccount (Class B) (6/03).................. 2011   1.145       1.282            --

                         SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.65% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2010   1.091       1.145        30,092
                                                                                2009   0.920       1.091        34,167
                                                                                2008   1.235       0.920        37,677
                                                                                2007   1.124       1.235        40,666
                                                                                2006   1.091       1.124        40,662
                                                                                2005   1.037       1.091        44,250
 Deutsche International Subaccount (Class B) (7/03)............................ 2008   1.739       1.659            --
                                                                                2007   1.563       1.739       107,722
                                                                                2006   1.280       1.563       112,152
                                                                                2005   1.135       1.280       200,894
Deutsche Variable Series II
 Deutsche All Cap Growth Subaccount (Class B) (8/03)........................... 2006   1.214       1.327            --
                                                                                2005   1.101       1.214        28,997
 Deutsche Balanced Subaccount (Class B) (7/03)................................. 2008   1.134       1.100            --
                                                                                2007   1.116       1.134        28,763
                                                                                2006   1.043       1.116        41,166
                                                                                2005   1.031       1.043       506,574
 Deutsche Blue Chip Subaccount (Class B) (6/03)................................ 2008   1.335       1.246            --
                                                                                2007   1.329       1.335       135,237
                                                                                2006   1.185       1.329       149,955
                                                                                2005   1.109       1.185       156,702
 Deutsche Conservative Allocation Subaccount (Class B) (8/04).................. 2009   0.870       0.874            --
                                                                                2008   1.159       0.870            --
                                                                                2007   1.137       1.159            --
                                                                                2006   1.073       1.137       194,482
                                                                                2005   1.055       1.073       472,263
 Deutsche Core Fixed Income Subaccount (Class B) (6/03)........................ 2008   1.007       0.968            --
                                                                                2007   0.997       1.007        95,404
                                                                                2006   0.985       0.997       114,324
                                                                                2005   0.993       0.985       331,589
 Deutsche Davis Venture Value Subaccount (Class B) (7/03)...................... 2008   1.281       1.237            --
                                                                                2007   1.263       1.281       149,705
                                                                                2006   1.134       1.263       176,637
                                                                                2005   1.066       1.134       374,649
 Deutsche Dreman Financial Services Subaccount (Class B) (7/03)................ 2006   1.026       1.067            --
                                                                                2005   1.058       1.026        69,196
 Deutsche Dreman High Return Equity Subaccount (Class B) (6/03)................ 2008   1.277       1.214            --
                                                                                2007   1.341       1.277       116,100
                                                                                2006   1.165       1.341       158,352
                                                                                2005   1.113       1.165       125,431
 Deutsche Foreign Value Subaccount (Class B) (11/04)........................... 2006   1.121       1.334            --
                                                                                2005   1.052       1.121       107,493
 Deutsche Global Growth Subaccount (Class B) (8/03)............................ 2014   1.540       1.519            --
                                                                                2013   1.300       1.540        18,845
                                                                                2012   1.130       1.300        19,128
                                                                                2011   1.360       1.130        14,878
                                                                                2010   1.233       1.360        14,266
                                                                                2009   0.884       1.233        14,380
                                                                                2008   1.741       0.884        10,854
                                                                                2007   1.690       1.741        14,233
                                                                                2006   1.338       1.690        18,090
                                                                                2005   1.122       1.338       128,903
 Deutsche Government & Agency Securities VIP Subaccount (Class B) (6/03)....... 2014   1.118       1.143         5,516
                                                                                2013   1.187       1.118         5,307
                                                                                2012   1.190       1.187         4,538
                                                                                2011   1.140       1.190         4,448
                                                                                2010   1.102       1.140         4,524
                                                                                2009   1.050       1.102         4,371
                                                                                2008   1.032       1.050         2,553
                                                                                2007   1.005       1.032         2,897
                                                                                2006   0.994       1.005        34,521
                                                                                2005   0.998       0.994       355,515
 Deutsche Growth Allocation Subaccount (Class B) (9/04)........................ 2009   0.811       0.810            --

                      SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.65% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2008   1.272       0.811            --
                                                                          2007   1.237       1.272            --
                                                                          2006   1.128       1.237            --
                                                                          2005   1.092       1.128       265,930
 Deutsche High Income Subaccount (Class B) (6/03)........................ 2008   1.144       1.127            --
                                                                          2007   1.169       1.144        73,163
                                                                          2006   1.090       1.169        90,246
                                                                          2005   1.082       1.090       193,348
 Deutsche Income Allocation Subaccount (Class B) (8/04).................. 2006   1.047       1.059            --
                                                                          2005   1.039       1.047            --
 Deutsche Index 500 Subaccount (Class B) (7/03).......................... 2005   1.083       1.095            --
 Deutsche International Select Equity Subaccount (Class B) (7/03)........ 2008   1.757       1.689            --
                                                                          2007   1.553       1.757        34,480
                                                                          2006   1.275       1.553        50,728
                                                                          2005   1.148       1.275       155,155
 Deutsche Janus Growth & Income Subaccount (Class B) (7/03).............. 2008   1.300       1.244            --
                                                                          2007   1.257       1.300        54,489
                                                                          2006   1.196       1.257        57,989
                                                                          2005   1.099       1.196        56,240
 Deutsche Janus Growth Opportunities Subaccount (Class B) (7/03)......... 2006   1.153       1.130            --
                                                                          2005   1.105       1.153         8,893
 Deutsche Large Cap Core Subaccount (Class B) (12/04).................... 2006   1.139       1.251            --
                                                                          2005   1.036       1.139        44,899
 Deutsche Large Cap Value Subaccount (Class B) (7/03).................... 2008   1.311       1.288            --
                                                                          2007   1.194       1.311        66,024
                                                                          2006   1.067       1.194        67,157
                                                                          2005   1.078       1.067        67,216
 Deutsche MFS(Reg. TM) Strategic Value Subaccount (Class B) (8/03)....... 2006   1.102       1.127            --
                                                                          2005   1.138       1.102        35,283
 Deutsche Mid Cap Growth Subaccount (Class B) (8/03)..................... 2008   1.317       1.235            --
                                                                          2007   1.253       1.317         2,931
                                                                          2006   1.164       1.253         2,923
                                                                          2005   1.042       1.164        45,378
 Deutsche Moderate Allocation Subaccount (Class B) (8/04)................ 2009   0.823       0.824            --
                                                                          2008   1.214       0.823       186,487
                                                                          2007   1.186       1.214       205,631
                                                                          2006   1.098       1.186       226,931
                                                                          2005   1.073       1.098       249,729
 Deutsche Money Market Subaccount (Class B) (7/03)....................... 2008   1.015       1.016            --
                                                                          2007   0.996       1.015        93,449
                                                                          2006   0.981       0.996        94,237
                                                                          2005   0.983       0.981        95,008
 Deutsche Oak Strategic Equity Subaccount (Class B) (7/03)............... 2006   0.942       0.954            --
                                                                          2005   1.013       0.942       175,853
 Deutsche Small Cap Growth Subaccount (Class B) (7/03)................... 2008   1.162       1.011            --
                                                                          2007   1.128       1.162        61,668
                                                                          2006   1.106       1.128        83,011
                                                                          2005   1.064       1.106       125,802
 Deutsche Small Mid Cap Value VIP Subaccount (Class B) (7/03)............ 2014   1.939       1.985        15,824
                                                                          2013   1.478       1.939        40,382
                                                                          2012   1.339       1.478        44,890
                                                                          2011   1.468       1.339        59,392
                                                                          2010   1.229       1.468        64,677
                                                                          2009   0.976       1.229        69,990
                                                                          2008   1.511       0.976        80,196
                                                                          2007   1.512       1.511        86,062
                                                                          2006   1.246       1.512        95,367
                                                                          2005   1.165       1.246       121,216
 Deutsche Strategic Income Subaccount (Class B) (6/03)................... 2008   1.134       1.132            --
                                                                          2007   1.109       1.134        99,086
                                                                          2006   1.047       1.109       118,825
                                                                          2005   1.055       1.047       328,345

                           SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.65% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
 Deutsche Technology Subaccount (Class B) (7/03).................................. 2010   0.924       0.953            --
                                                                                   2009   0.593       0.924        27,657
                                                                                   2008   1.138       0.593        31,098
                                                                                   2007   1.026       1.138        32,907
                                                                                   2006   1.049       1.026        33,216
                                                                                   2005   1.043       1.049        49,178
 Deutsche Turner Mid Cap Growth Subaccount (Class B) (7/03)....................... 2008   1.496       1.388            --
                                                                                   2007   1.228       1.496        21,337
                                                                                   2006   1.187       1.228        26,080
                                                                                   2005   1.096       1.187        27,754
Dreyfus Investment Portfolios
 Dreyfus MidCap Stock Subaccount (Service Shares) (6/03).......................... 2008   1.223       1.196            --
                                                                                   2007   1.239       1.223        88,927
                                                                                   2006   1.181       1.239       102,927
                                                                                   2005   1.114       1.181       137,034
Dreyfus Socially Responsible Growth Fund, Inc.
 The Dreyfus Socially Responsible Growth Subaccount (Service Shares) (9/03)....... 2014   1.496       1.648         4,605
                                                                                   2013   1.147       1.496        11,974
                                                                                   2012   1.054       1.147        14,192
                                                                                   2011   1.075       1.054        14,998
                                                                                   2010   0.964       1.075        17,095
                                                                                   2009   0.742       0.964        17,620
                                                                                   2008   1.165       0.742        28,629
                                                                                   2007   1.113       1.165        32,821
                                                                                   2006   1.049       1.113        32,885
                                                                                   2005   1.042       1.049        32,044
DWS Investments VIT Funds
 Deutsche VIT Equity 500 Index Subaccount (Class B) (9/05)........................ 2008   1.150       1.090            --
                                                                                   2007   1.126       1.150            --
                                                                                   2006   1.004       1.126            --
                                                                                   2005   1.000       1.004         1,564
 Deutsche VIT RREEF Real Estate Securites Subaccount (Class B) (6/03)............. 2007   1.750       1.426        37,016
                                                                                   2006   1.311       1.750        47,281
                                                                                   2005   1.209       1.311        88,239
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (4/08) *.......................... 2014   1.625       1.635        21,595
                                                                                   2013   1.526       1.625        49,469
                                                                                   2012   1.345       1.526        50,370
                                                                                   2011   1.350       1.345        41,056
                                                                                   2010   1.197       1.350        45,516
                                                                                   2009   0.838       1.197        39,809
                                                                                   2008   1.130       0.838        57,271
 MIST FOF - Balanced Strategy Subaccount (Class B) (5/09)......................... 2014   1.377       1.374            --
                                                                                   2013   1.184       1.377        73,924
                                                                                   2012   1.068       1.184        73,955
                                                                                   2011   1.115       1.068        73,990
                                                                                   2010   1.008       1.115        74,028
                                                                                   2009   0.844       1.008       186,445
 MIST FOF - Growth Strategy Subaccount (Class B) (5/09)........................... 2014   1.485       1.473            --
                                                                                   2013   1.211       1.485            --
                                                                                   2012   1.075       1.211            --
                                                                                   2011   1.148       1.075            --
                                                                                   2010   1.021       1.148            --
                                                                                   2009   0.835       1.021            --
 MIST FOF - Moderate Strategy Subaccount (Class B) (5/09)......................... 2014   1.360       1.360            --
                                                                                   2013   1.222       1.360            --
                                                                                   2012   1.117       1.222            --
                                                                                   2011   1.148       1.117            --
                                                                                   2010   1.049       1.148            --
                                                                                   2009   0.893       1.049            --
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/07)............ 2014   1.789       1.634         7,584

                        SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.65% (CONTINUED)
                                                                                        UNIT      UNIT     NUMBER OF
                                                                                       VALUE      VALUE      UNITS
                                                                                         AT        AT     OUTSTANDING
                                                                                     BEGINNING   END OF       AT
PORTFOLIO NAME                                                                YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                             2013   1.930       1.789        13,087
                                                                             2012   1.664       1.930        15,202
                                                                             2011   2.095       1.664        32,223
                                                                             2010   1.735       2.095        34,378
                                                                             2009   1.053       1.735        37,252
                                                                             2008   2.423       1.053        49,585
                                                                             2007   1.937       2.423        43,315
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/08)....... 2014   1.562       1.415        20,007
                                                                             2013   1.344       1.562        32,173
                                                                             2012   1.183       1.344        35,543
                                                                             2011   1.361       1.183        79,756
                                                                             2010   1.254       1.361        86,153
                                                                             2009   0.979       1.254        88,733
                                                                             2008   1.691       0.979       109,864
 MIST MLA Mid Cap Subaccount (Class B) (4/08)............................... 2013   0.991       1.071            --
                                                                             2012   0.967       0.991        56,399
                                                                             2011   1.048       0.967        68,175
                                                                             2010   0.876       1.048        70,725
                                                                             2009   0.658       0.876        76,288
                                                                             2008   1.049       0.658        92,100
 MIST Oppenheimer Global Equity Subaccount (Class B) (5/10)................. 2014   2.260       2.248        20,838
                                                                             2013   1.825       2.260         7,952
                                                                             2012   1.547       1.825         7,969
                                                                             2011   1.734       1.547         8,213
                                                                             2010   1.616       1.734         3,634
 MIST Pioneer Strategic Income Subaccount (Class E) (4/08).................. 2014   1.485       1.510        20,174
                                                                             2013   1.503       1.485       108,657
                                                                             2012   1.385       1.503       120,552
                                                                             2011   1.375       1.385       116,521
                                                                             2010   1.260       1.375       129,095
                                                                             2009   0.974       1.260       129,539
                                                                             2008   1.134       0.974        95,388
 MIST RCM Technology Subaccount (Class E) (5/10)............................ 2013   1.091       1.137            --
                                                                             2012   0.997       1.091        14,471
                                                                             2011   1.137       0.997        19,408
                                                                             2010   0.972       1.137        23,351
 MIST T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08) *............ 2014   1.891       2.077         1,829
                                                                             2013   1.422       1.891        30,989
                                                                             2012   1.284       1.422        38,423
                                                                             2011   1.341       1.284        41,567
                                                                             2010   1.078       1.341        46,281
                                                                             2009   0.761       1.078        49,243
                                                                             2008   1.238       0.761         2,978
 MIST Turner Mid Cap Growth Subaccount (Class B) (4/08)..................... 2013   1.237       1.330            --
                                                                             2012   1.199       1.237         5,560
                                                                             2011   1.330       1.199        19,253
                                                                             2010   1.074       1.330        20,397
                                                                             2009   0.749       1.074        21,576
                                                                             2008   1.383       0.749        21,767
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class B) (4/08)...................... 2014   1.064       1.107        25,400
                                                                             2013   1.104       1.064        64,932
                                                                             2012   1.057       1.104        67,170
                                                                             2011   1.021       1.057        72,715
                                                                             2010   0.970       1.021        77,568
                                                                             2009   0.912       0.970        82,674
                                                                             2008   0.971       0.912        85,768
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08).................. 2014   1.329       1.419        56,086
                                                                             2013   1.035       1.329        66,152
                                                                             2012   0.933       1.035        74,064
                                                                             2011   0.939       0.933        78,538
                                                                             2010   0.885       0.939        88,934
                                                                             2009   0.818       0.885        93,019
                                                                             2008   1.210       0.818        98,221
 MSF BlackRock Money Market Subaccount (Class B) (4/08)..................... 2014   1.279       1.245        20,681

                     SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.65% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2013   1.313       1.279        92,962
                                                                        2012   1.348       1.313        91,935
                                                                        2011   1.385       1.348        95,460
                                                                        2010   1.422       1.385        83,554
                                                                        2009   1.456       1.422        82,199
                                                                        2008   1.461       1.456        82,821
 MSF FI Value Leaders Subaccount (Class B) (4/08) *.................... 2013   1.083       1.188            --
                                                                        2012   0.964       1.083        72,690
                                                                        2011   1.057       0.964        93,203
                                                                        2010   0.950       1.057       105,768
                                                                        2009   0.803       0.950       117,244
                                                                        2008   1.245       0.803       126,776
 MSF Frontier Mid Cap Growth Subaccount (Class B) (4/13)............... 2014   1.582       1.708         4,754
                                                                        2013   1.339       1.582         4,910
 MSF Jennison Growth Subaccount (Class B) (4/14)....................... 2014   1.126       1.261        69,620
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/14)........... 2014   1.228       1.252            --
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/14)........... 2014   1.217       1.250        93,382
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/14)........... 2014   1.193       1.233        58,198
 MSF MetLife Stock Index Subaccount (Class B) (4/08)................... 2014   1.370       1.509         6,498
                                                                        2013   1.068       1.370         6,508
                                                                        2012   0.951       1.068            --
                                                                        2011   0.960       0.951            --
                                                                        2010   0.861       0.960            --
                                                                        2009   0.702       0.861            --
                                                                        2008   1.089       0.702            --
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/06)............. 2014   1.252       1.322         3,164
                                                                        2013   1.083       1.252         3,167
                                                                        2012   1.000       1.083         3,170
                                                                        2011   1.005       1.000         3,174
                                                                        2010   0.940       1.005         3,178
                                                                        2009   0.816       0.940         3,183
                                                                        2008   1.078       0.816         3,188
                                                                        2007   1.064       1.078         3,191
                                                                        2006   1.003       1.064         4,240
 MSF MFS(Reg. TM) Value Subaccount (Class E) (4/08).................... 2014   1.667       1.796        26,403
                                                                        2013   1.262       1.667       122,451
                                                                        2012   1.114       1.262        76,390
                                                                        2011   1.134       1.114        81,742
                                                                        2010   1.047       1.134        89,221
                                                                        2009   0.891       1.047        95,446
                                                                        2008   1.287       0.891        60,541
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13).............. 2014   1.335       1.296        33,742
                                                                        2013   1.078       1.335        48,710
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)........ 2013   1.120       1.514            --
                                                                        2012   0.969       1.120        24,603
                                                                        2011   1.009       0.969        27,492
                                                                        2010   0.887       1.009        30,979
                                                                        2009   0.637       0.887        33,461
                                                                        2008   1.052       0.637        57,945
 MSF T. Rowe Price Large Cap Growth Subaccount (Class E) (4/13)........ 2014   1.432       1.519        20,396
                                                                        2013   1.143       1.432        37,087
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........ 2014   1.618       1.680         6,263
                                                                        2013   1.152       1.618        12,615
                                                                        2012   1.021       1.152        16,496
                                                                        2011   1.033       1.021        37,339
                                                                        2010   0.788       1.033        43,122
                                                                        2009   0.584       0.788        47,620
                                                                        2008   0.894       0.584        61,171
 MSF WMC Balanced Subaccount (Class B) (4/08).......................... 2014   1.337       1.436         9,063

                     SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.65% (CONTINUED)
                                                                                  UNIT      UNIT     NUMBER OF
                                                                                 VALUE      VALUE      UNITS
                                                                                   AT        AT     OUTSTANDING
                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                          YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                       2013   1.142       1.337         9,974
                                                                       2012   1.046       1.142        11,095
                                                                       2011   1.037       1.046        15,818
                                                                       2010   0.974       1.037        19,599
                                                                       2009   0.855       0.974        23,685
                                                                       2008   1.098       0.855        27,025
 MSF WMC Core Equity Opportunities Subaccount (Class B) (4/08)........ 2014   1.396       1.500        56,756
                                                                       2013   1.075       1.396        81,408
                                                                       2012   0.980       1.075        89,971
                                                                       2011   1.051       0.980       107,938
                                                                       2010   0.966       1.051       116,580
                                                                       2009   0.754       0.966       119,278
                                                                       2008   1.232       0.754       137,075


------------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table - Annual Separate Account Charges" for more information.


The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2014.


Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.


Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2014 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.


Effective on or about 04/29/2005, Scudder Variable Series I-21st Century Growth Portfolio merged into Scudder Variable Series II-Scudder Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2005, Scudder Variable Series II-Scudder Growth Portfolio merged into Scudder Variable Series I-Capital Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2005, Scudder Variable Series II-SVS Eagle Focused Large Cap Growth Portfolio merged into Scudder Variable Series I-Capital Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2005, Scudder Variable Series II-SVS Focused Vale and Growth Portfolio merged into Scudder Variable Series I-Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 09/19/2005, Scudder Variable Series II-SVS Index 500 Portfolio merged into Scudder Investments VIT Funds-Scudder VIT Equity Index 500 Fund and is no longer available as a funding option.

Effective on or about 05/01/2006, The Alger American Fund-Alger American Balanced Portfolio was replaced by Metropolitan Series Fund, Inc.-MFS(Reg. TM) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 09/18/2006, DWS Variable Series II-DWS Dreman Financial Services VIP merged into DWS Variable Series II-DWS Dreman High Return Equity VIP and is no longer available as a funding option.

Effective on or about 09/18/2006, DWS Variable Series II-DWS Income Allocation VIP merged into DWS Variable Series II-DWS Conservative Allocation VIP and is no longer available as a funding option.

Effective on or about 09/18/2006, DWS Variable Series II-DWS MFS(Reg. TM) Strategic Value VIP merged into DWS Variable Series II-DWS Dreman High Return Equity VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Janus Growth Opportunities VIP merged into DWS Variable Series I-DWS Capital Growth VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Legg Mason Aggressive Growth VIP merged into DWS Variable Series I-DWS Capital Growth VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Mercury Large Cap Core VIP merged into DWS Variable Series I-DWS Growth & Income VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Oak Strategic Equity VIP merged into DWS Variable Series I-DWS Capital Growth VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Templeton Foreign Value VIP merged into DWS Variable Series I-DWS International VIP and is no longer available as a funding option.

Effective on or about 04/30/2007, Credit Suisse Trust-Credit Suisse Trust Emerging Markets Portfolio was replaced by Met Investors Series Trust-MFS(Reg.
TM) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Investment Portfolios-Mid Cap Stock Portfolio was replaced by Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Investments VIT Funds-DWS Equity 500 Index VIP was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series I-DWS Bond VIP was replaced by Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series I-DWS Growth & Income VIP was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series I-DWS International VIP was replaced by Met Investors Series Trust-MFS(Reg. TM) Research International Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Balanced VIP was replaced by Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Blue Chip VIP was replaced by Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Core Fixed Income VIP was replaced by Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Davis Venture Value VIP was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Dreman High Return Equity VIP was replaced by Metropolitan Series Fund, Inc.-BlackRock Large Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS High Income VIP was replaced by Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS International Select Equity VIP was replaced by Met Investors Series Trust-MFS(Reg. TM) Research International Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Janus Growth & Income VIP was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Large Cap Value VIP was replaced by Met Investors Series Trust-MFS(Reg. TM) Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Mid Cap Growth VIP was replaced by Met Investors Series Trust-T. Rowe Price Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Money Market VIP was replaced by Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Small Cap Growth VIP was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Strategic Income VIP was replaced by Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Turner Mid Cap Growth VIP was replaced by Met Investors Series Trust-Turner Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, DWS Variable Series II-DWS Conservative Allocation VIP Portfolio was replaced by Met Investors Series Trust-MetLife Moderate Strategy Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, DWS Variable Series II-DWS Growth Allocation VIP Portfolio was replaced by Met Investors Series Trust-MetLife Growth Strategy Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, DWS Variable Series II-DWS Moderate Allocation VIP Portfolio was replaced by Met Investors Series Trust-MetLife Balanced Strategy Portfolio and is no longer available as a funding option.

Effective on or about 12/14/2009, Credit Suisse Trust-International Equity Flex II was transferred to Credit Suisse Trust-International Equity Flex III and is no longer available as a funding option.

Effective on or about 05/03/2010, Credit Suisse Trust-Credit Suisse International Equity Flex II Portfolio merged into Credit Suisse
Trust-International Equity Flex III Portfolio and is no longer available as a funding option.

Effective on or about 05/03/2010, DWS Variable Series I-DWSI Global Opportunities VIP was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/03/2010, DWS Variable Series II-DWSII Technology VIP - Class B was replaced by Met Investors Series Trust-RCM Technology Portfolio - Class E and is no longer available as a funding option.

Effective on or about 05/2/2011, DWS Variable Series I-DWS Health Care VIP merged into DWS Variable Series I-DWS Capital Growth VIP and is no longer available as a funding option.

Effective on or about 04/30/2012, Credit Suisse Trust-International Equity Flex III Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-RCM Technology Portfolio merged into Metropolitan Series Fund-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-MLA Mid Cap Portfolio merged into Metropolitan Series Fund-Neuberger Berman Genesis Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Metropolitan Series Fund-FI Value Leaders Portfolio - Class B merged into Metropolitan Series Fund-MFS(Reg. TM) Value Portfolio - Class E and is no longer available as a funding option.

Effective on or about 04/29/2013, Metropolitan Series Fund-T. Rowe Price Large Cap Growth Portfolio - Class B merged into Metropolitan Series Fund-T. Rowe Price Large Cap Growth Portfolio - Class E and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-Turner Mid Cap Growth Portfolio merged into Metropolitan Series Fund-Frontier Mid Cap Growth Portfolio and is no longer available as a funding option.


Effective on or about 4/28/2014, DWS Variable Series I-DWS Capital Growth VIP - Class B was replaced by Metropolitan Series Fund-Jennison Growth Portfolio - Class B and is no longer available as a funding option.

Effective on or about 4/28/2014, DWS Variable Series II-DWS Global Growth VIP - Class B was replaced by Met Investors Series Trust-Oppenheimer Global Equity Portfolio - Class B and is no longer available as a funding option.

Effective on or about 4/28/2014, Met Investors Series Trust-MetLife Moderate Strategy Portfolio merged into Metropolitan Series Fund-MetLife Asset Allocation 40 Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2014, Met Investors Series Trust-MetLife Balanced Strategy Portfolio merged into Metropolitan Series Fund-MetLife Asset Allocation 60 Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2014, Met Investors Series Trust-MetLife Growth Strategy Portfolio merged into Metropolitan Series Fund-MetLife Asset Allocation 80 Portfolio and is no longer available as a funding option.

                              FINANCIAL STATEMENTS


The financial statements and financial highlights comprising each of the Sub-Accounts of the Separate Account and the consolidated financial statements of the Company are included herein.

The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the contract.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Contract Owners of
MetLife of CT Separate Account Eleven for Variable Annuities and Board of Directors of
MetLife Insurance Company USA

We have audited the accompanying statements of assets and liabilities of MetLife of CT Separate Account Eleven for Variable Annuities (the "Separate Account") of MetLife Insurance Company USA (the "Company") comprising each of the individual Subaccounts listed in Note 2 as of December 31, 2014, the related statements of operations for the respective stated period in the year then ended, the statements of changes in net assets for the respective stated periods in the two years then ended, and the financial highlights in Note 8 for the respective stated periods in the five years then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2014, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Subaccounts constituting the Separate Account of the Company as of December 31, 2014, the results of their operations for the respective stated period in the year then ended, the changes in their net assets for the respective stated periods in the two years then ended, and the financial highlights for the respective stated periods in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.



/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 27, 2015

This page is intentionally left blank.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                    STATEMENTS OF ASSETS AND LIABILITIES
                              DECEMBER 31, 2014


                                                                      ALLIANCEBERNSTEIN
                                                 ALGER CAPITAL         GLOBAL THEMATIC                              AMERICAN FUNDS
                                                 APPRECIATION              GROWTH          AMERICAN FUNDS BOND       GLOBAL GROWTH
                                                  SUBACCOUNT             SUBACCOUNT            SUBACCOUNT             SUBACCOUNT
                                              -------------------   -------------------   ---------------------  -------------------
ASSETS:
   Investments at fair value...............   $         3,369,272   $           831,818    $         6,766,160   $       124,133,875
   Due from MetLife Insurance
     Company USA...........................                    --                    --                     --                    --
                                              -------------------   -------------------   ---------------------  -------------------
       Total Assets........................             3,369,272               831,818              6,766,160           124,133,875
                                              -------------------   -------------------   ---------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA...........................                    --                    --                     --                     5
                                              -------------------   -------------------   ---------------------  -------------------
       Total Liabilities...................                    --                    --                     --                     5
                                              -------------------   -------------------   ---------------------  -------------------

NET ASSETS.................................   $         3,369,272   $           831,818    $         6,766,160   $       124,133,870
                                              ===================   ===================   =====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units......   $         3,369,272   $           831,818    $         6,766,160   $       124,020,805
   Net assets from contracts in payout.....                    --                    --                     --               113,065
                                              -------------------   -------------------   ---------------------  -------------------
       Total Net Assets....................   $         3,369,272   $           831,818    $         6,766,160   $       124,133,870
                                              ===================   ===================   =====================  ===================


 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014


                                             AMERICAN FUNDS
                                              GLOBAL SMALL        AMERICAN FUNDS        AMERICAN FUNDS      DELAWARE VIP SMALL
                                             CAPITALIZATION           GROWTH             GROWTH-INCOME           CAP VALUE
                                               SUBACCOUNT           SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          --------------------  -------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $          2,794,308  $       273,472,223  $        242,579,701  $         11,900,886
   Due from MetLife Insurance
     Company USA........................                    --                   --                    --                     1
                                          --------------------  -------------------  --------------------  --------------------
        Total Assets....................             2,794,308          273,472,223           242,579,701            11,900,887
                                          --------------------  -------------------  --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                    --                    8                     8                    --
                                          --------------------  -------------------  --------------------  --------------------
        Total Liabilities...............                    --                    8                     8                    --
                                          --------------------  -------------------  --------------------  --------------------

NET ASSETS..............................  $          2,794,308  $       273,472,215  $        242,579,693  $         11,900,887
                                          ====================  ===================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          2,783,891  $       273,204,194  $        242,427,822  $         11,900,887
   Net assets from contracts in payout..                10,417              268,021               151,871                    --
                                          --------------------  -------------------  --------------------  --------------------
        Total Net Assets................  $          2,794,308  $       273,472,215  $        242,579,693  $         11,900,887
                                          ====================  ===================  ====================  ====================

                                               DEUTSCHE II
                                              GOVERNMENT &           DEUTSCHE II        DREYFUS SOCIALLY        FIDELITY VIP
                                            AGENCY SECURITIES    SMALL MID CAP VALUE   RESPONSIBLE GROWTH        CONTRAFUND
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............   $         2,817,920  $          6,302,018  $            754,943  $       240,965,809
   Due from MetLife Insurance
     Company USA........................                    --                    --                    --                   --
                                          --------------------  --------------------  --------------------  -------------------
        Total Assets....................             2,817,920             6,302,018               754,943          240,965,809
                                          --------------------  --------------------  --------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                     2                     3                    --                    6
                                          --------------------  --------------------  --------------------  -------------------
        Total Liabilities...............                     2                     3                    --                    6
                                          --------------------  --------------------  --------------------  -------------------

NET ASSETS..............................   $         2,817,918  $          6,302,015  $            754,943  $       240,965,803
                                          ====================  ====================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $         2,817,918  $          6,302,015  $            754,943  $       240,731,785
   Net assets from contracts in payout..                    --                    --                    --              234,018
                                          --------------------  --------------------  --------------------  -------------------
        Total Net Assets................   $         2,817,918  $          6,302,015  $            754,943  $       240,965,803
                                          ====================  ====================  ====================  ===================

                                             FIDELITY VIP
                                            DYNAMIC CAPITAL        FIDELITY VIP
                                             APPRECIATION          EQUITY-INCOME
                                              SUBACCOUNT            SUBACCOUNT
                                          -------------------  --------------------
ASSETS:
   Investments at fair value............  $         2,212,497  $        257,632,017
   Due from MetLife Insurance
     Company USA........................                   --                    --
                                          -------------------  --------------------
        Total Assets....................            2,212,497           257,632,017
                                          -------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                    1                    --
                                          -------------------  --------------------
        Total Liabilities...............                    1                    --
                                          -------------------  --------------------

NET ASSETS..............................  $         2,212,496  $        257,632,017
                                          ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         2,212,496  $        257,217,815
   Net assets from contracts in payout..                   --               414,202
                                          -------------------  --------------------
        Total Net Assets................  $         2,212,496  $        257,632,017
                                          ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014



                                               FIDELITY VIP       FIDELITY VIP HIGH                           FTVIPT FRANKLIN
                                             FUNDSMANAGER 60%          INCOME         FIDELITY VIP MID CAP      INCOME VIP
                                                SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                            -------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value..............  $        46,949,186  $        21,901,591   $       284,320,525  $        28,076,574
   Due from MetLife Insurance
     Company USA..........................                   --                   --                    --                   --
                                            -------------------  -------------------  --------------------  -------------------
       Total Assets.......................           46,949,186           21,901,591           284,320,525           28,076,574
                                            -------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA..........................                   --                    2                     7                    3
                                            -------------------  -------------------  --------------------  -------------------
       Total Liabilities..................                   --                    2                     7                    3
                                            -------------------  -------------------  --------------------  -------------------

NET ASSETS................................  $        46,949,186  $        21,901,589   $       284,320,518  $        28,076,571
                                            ===================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        46,949,186  $        21,854,940   $       284,000,668  $        28,061,130
   Net assets from contracts in payout....                   --               46,649               319,850               15,441
                                            -------------------  -------------------  --------------------  -------------------
       Total Net Assets...................  $        46,949,186  $        21,901,589   $       284,320,518  $        28,076,571
                                            ===================  ===================  ====================  ===================

                                                                                         FTVIPT FRANKLIN     FTVIPT TEMPLETON
                                              FTVIPT FRANKLIN       FTVIPT FRANKLIN       SMALL-MID CAP         DEVELOPING
                                             MUTUAL SHARES VIP   RISING DIVIDENDS VIP      GROWTH VIP           MARKETS VIP
                                                SUBACCOUNT            SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                            -------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $        20,922,139   $        20,296,368  $        31,983,353  $        19,231,356
   Due from MetLife Insurance
     Company USA..........................                   --                    --                   --                   16
                                            -------------------  --------------------  -------------------  -------------------
       Total Assets.......................           20,922,139            20,296,368           31,983,353           19,231,372
                                            -------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA..........................                   --                   114                    6                   --
                                            -------------------  --------------------  -------------------  -------------------
       Total Liabilities..................                   --                   114                    6                   --
                                            -------------------  --------------------  -------------------  -------------------

NET ASSETS................................  $        20,922,139   $        20,296,254  $        31,983,347  $        19,231,372
                                            ===================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        20,922,139   $        20,296,254  $        31,954,214  $        19,228,944
   Net assets from contracts in payout....                   --                    --               29,133                2,428
                                            -------------------  --------------------  -------------------  -------------------
       Total Net Assets...................  $        20,922,139   $        20,296,254  $        31,983,347  $        19,231,372
                                            ===================  ====================  ===================  ===================


                                              FTVIPT TEMPLETON       INVESCO V.I.
                                                 FOREIGN VIP           COMSTOCK
                                                 SUBACCOUNT           SUBACCOUNT
                                            -------------------  -------------------
ASSETS:
   Investments at fair value..............  $        72,158,894  $         6,878,893
   Due from MetLife Insurance
     Company USA..........................                   --                   20
                                            -------------------  -------------------
       Total Assets.......................           72,158,894            6,878,913
                                            -------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA..........................                    4                   --
                                            -------------------  -------------------
       Total Liabilities..................                    4                   --
                                            -------------------  -------------------

NET ASSETS................................  $        72,158,890  $         6,878,913
                                            ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        72,058,619  $         6,823,897
   Net assets from contracts in payout....              100,271               55,016
                                            -------------------  -------------------
       Total Net Assets...................  $        72,158,890  $         6,878,913
                                            ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014



                                              INVESCO V.I.          INVESCO V.I.          INVESCO V.I.           INVESCO V.I.
                                          DIVERSIFIED DIVIDEND    EQUITY AND INCOME   GOVERNMENT SECURITIES   MANAGED VOLATILITY
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT             SUBACCOUNT
                                          --------------------  --------------------  ---------------------  --------------------
ASSETS:
   Investments at fair value............  $          1,404,786  $         65,679,718  $         10,593,180   $          1,632,994
   Due from MetLife Insurance
     Company USA........................                    --                    --                    --                     --
                                          --------------------  --------------------  ---------------------  --------------------
        Total Assets....................             1,404,786            65,679,718            10,593,180              1,632,994
                                          --------------------  --------------------  ---------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                     2                    --                     1                      2
                                          --------------------  --------------------  ---------------------  --------------------
        Total Liabilities...............                     2                    --                     1                      2
                                          --------------------  --------------------  ---------------------  --------------------

NET ASSETS..............................  $          1,404,784  $         65,679,718  $         10,593,179   $          1,632,992
                                          ====================  ====================  =====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          1,391,396  $         65,623,696  $         10,476,046   $          1,632,992
   Net assets from contracts in payout..                13,388                56,022               117,133                     --
                                          --------------------  --------------------  ---------------------  --------------------
        Total Net Assets................  $          1,404,784  $         65,679,718  $         10,593,179   $          1,632,992
                                          ====================  ====================  =====================  ====================


                                              INVESCO V.I.           JANUS ASPEN           JANUS ASPEN           JANUS ASPEN
                                              S&P 500 INDEX          ENTERPRISE          GLOBAL RESEARCH          OVERSEAS
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $          2,376,295  $         13,633,119  $            964,841  $         41,260,094
   Due from MetLife Insurance
     Company USA........................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................             2,376,295            13,633,119               964,841            41,260,094
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                    --                     5                    22                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    --                     5                    22                    --
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $          2,376,295  $         13,633,114  $            964,819  $         41,260,094
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          2,370,233  $         13,626,327  $            964,819  $         41,190,481
   Net assets from contracts in payout..                 6,062                 6,787                    --                69,613
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $          2,376,295  $         13,633,114  $            964,819  $         41,260,094
                                          ====================  ====================  ====================  ====================

                                                 LMPVET                LMPVET
                                          CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                            AGGRESSIVE GROWTH       APPRECIATION
                                               SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $        439,598,710  $        301,512,214
   Due from MetLife Insurance
     Company USA........................                    --                    --
                                          --------------------  --------------------
        Total Assets....................           439,598,710           301,512,214
                                          --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                     7                   285
                                          --------------------  --------------------
        Total Liabilities...............                     7                   285
                                          --------------------  --------------------

NET ASSETS..............................  $        439,598,703  $        301,511,929
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        439,064,947  $        301,233,872
   Net assets from contracts in payout..               533,756               278,057
                                          --------------------  --------------------
        Total Net Assets................  $        439,598,703  $        301,511,929
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014


                                                   LMPVET                LMPVET                LMPVET                LMPVET
                                            CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                                EQUITY INCOME       LARGE CAP GROWTH       LARGE CAP VALUE        MID CAP CORE
                                                 SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                            --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value..............  $       114,208,212   $       101,931,601   $       136,570,932   $        38,689,454
   Due from MetLife Insurance
     Company USA..........................                   --                    --                    --                    --
                                            --------------------  --------------------  --------------------  --------------------
       Total Assets.......................          114,208,212           101,931,601           136,570,932            38,689,454
                                            --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA..........................                    7                     9                     8                     4
                                            --------------------  --------------------  --------------------  --------------------
       Total Liabilities..................                    7                     9                     8                     4
                                            --------------------  --------------------  --------------------  --------------------

NET ASSETS................................  $       114,208,205   $       101,931,592   $       136,570,924   $        38,689,450
                                            ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       114,102,099   $       101,482,685   $       135,934,844   $        38,452,420
   Net assets from contracts in payout....              106,106               448,907               636,080               237,030
                                            --------------------  --------------------  --------------------  --------------------
       Total Net Assets...................  $       114,208,205   $       101,931,592   $       136,570,924   $        38,689,450
                                            ====================  ====================  ====================  ====================

                                                   LMPVET               LMPVET               LMPVET               LMPVET
                                            CLEARBRIDGE VARIABLE  VARIABLE LIFESTYLE   VARIABLE LIFESTYLE   VARIABLE LIFESTYLE
                                              SMALL CAP GROWTH      ALLOCATION 50%       ALLOCATION 70%       ALLOCATION 85%
                                                 SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                            --------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............   $        60,699,080  $        59,118,500  $        37,227,976  $        24,272,557
   Due from MetLife Insurance
     Company USA..........................                    --                   --                   --                   --
                                            --------------------  -------------------  -------------------  -------------------
       Total Assets.......................            60,699,080           59,118,500           37,227,976           24,272,557
                                            --------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA..........................                     6                   --                   --                    1
                                            --------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                     6                   --                   --                    1
                                            --------------------  -------------------  -------------------  -------------------

NET ASSETS................................   $        60,699,074  $        59,118,500  $        37,227,976  $        24,272,556
                                            ====================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....   $        60,497,243  $        58,949,453  $        37,227,353  $        24,266,234
   Net assets from contracts in payout....               201,831              169,047                  623                6,322
                                            --------------------  -------------------  -------------------  -------------------
       Total Net Assets...................   $        60,699,074  $        59,118,500  $        37,227,976  $        24,272,556
                                            ====================  ===================  ===================  ===================

                                               LMPVIT WESTERN        LMPVIT WESTERN
                                            ASSET VARIABLE GLOBAL  ASSET VARIABLE HIGH
                                               HIGH YIELD BOND           INCOME
                                                 SUBACCOUNT            SUBACCOUNT
                                            ---------------------  -------------------
ASSETS:
   Investments at fair value..............   $         7,593,998   $        78,692,688
   Due from MetLife Insurance
     Company USA..........................                    --                    --
                                            ---------------------  -------------------
       Total Assets.......................             7,593,998            78,692,688
                                            ---------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA..........................                     2                     5
                                            ---------------------  -------------------
       Total Liabilities..................                     2                     5
                                            ---------------------  -------------------

NET ASSETS................................   $         7,593,996   $        78,692,683
                                            =====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....   $         7,506,397   $        78,261,442
   Net assets from contracts in payout....                87,599               431,241
                                            ---------------------  -------------------
       Total Net Assets...................   $         7,593,996   $        78,692,683
                                            =====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014


                                                MIST AMERICAN        MIST AMERICAN        MIST AMERICAN
                                               FUNDS BALANCED        FUNDS GROWTH        FUNDS MODERATE       MIST BLACKROCK
                                                 ALLOCATION           ALLOCATION           ALLOCATION           HIGH YIELD
                                                 SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                            -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $         4,360,096  $         3,718,851  $         2,864,383  $       104,638,903
   Due from MetLife Insurance
     Company USA..........................                   --                   --                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................            4,360,096            3,718,851            2,864,383          104,638,903
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA..........................                   --                    1                   --                   16
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                   --                    1                   --                   16
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $         4,360,096  $         3,718,850  $         2,864,383  $       104,638,887
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $         4,360,096  $         3,718,850  $         2,864,383  $       104,574,911
   Net assets from contracts in payout....                   --                   --                   --               63,976
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $         4,360,096  $         3,718,850  $         2,864,383  $       104,638,887
                                            ===================  ===================  ===================  ===================

                                                                                          MIST HARRIS
                                            MIST CLARION GLOBAL   MIST CLEARBRIDGE          OAKMARK           MIST INVESCO
                                                REAL ESTATE       AGGRESSIVE GROWTH      INTERNATIONAL          COMSTOCK
                                                SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                            -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $        77,846,982  $       614,674,483  $        67,655,911  $       233,561,077
   Due from MetLife Insurance
     Company USA..........................                   --                   --                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................           77,846,982          614,674,483           67,655,911          233,561,077
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA..........................                    6                    9                    7                    9
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                    6                    9                    7                    9
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $        77,846,976  $       614,674,474  $        67,655,904  $       233,561,068
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        77,708,503  $       613,334,195  $        67,609,387  $       233,057,849
   Net assets from contracts in payout....              138,473            1,340,279               46,517              503,219
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $        77,846,976  $       614,674,474  $        67,655,904  $       233,561,068
                                            ===================  ===================  ===================  ===================


                                               MIST INVESCO         MIST INVESCO
                                               MID CAP VALUE      SMALL CAP GROWTH
                                                SUBACCOUNT           SUBACCOUNT
                                            -------------------  -------------------
ASSETS:
   Investments at fair value..............  $        52,410,959  $        14,198,354
   Due from MetLife Insurance
     Company USA..........................                   --                   --
                                            -------------------  -------------------
       Total Assets.......................           52,410,959           14,198,354
                                            -------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA..........................                    7                    6
                                            -------------------  -------------------
       Total Liabilities..................                    7                    6
                                            -------------------  -------------------

NET ASSETS................................  $        52,410,952  $        14,198,348
                                            ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        52,327,158  $        14,185,060
   Net assets from contracts in payout....               83,794               13,288
                                            -------------------  -------------------
       Total Net Assets...................  $        52,410,952  $        14,198,348
                                            ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014



                                                MIST JPMORGAN     MIST LOOMIS SAYLES    MIST LORD ABBETT      MIST MET/EATON
                                               SMALL CAP VALUE      GLOBAL MARKETS       BOND DEBENTURE     VANCE FLOATING RATE
                                                 SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                            -------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value..............  $        13,340,014  $       149,334,908  $        41,083,554  $         4,142,616
   Due from MetLife Insurance
     Company USA..........................                   --                   --                   --                   --
                                            -------------------  -------------------  -------------------  --------------------
       Total Assets.......................           13,340,014          149,334,908           41,083,554            4,142,616
                                            -------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA..........................                    8                    3                    4                   --
                                            -------------------  -------------------  -------------------  --------------------
       Total Liabilities..................                    8                    3                    4                   --
                                            -------------------  -------------------  -------------------  --------------------

NET ASSETS................................  $        13,340,006  $       149,334,905  $        41,083,550  $         4,142,616
                                            ===================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        13,326,283  $       149,015,912  $        41,036,003  $         4,132,192
   Net assets from contracts in payout....               13,723              318,993               47,547               10,424
                                            -------------------  -------------------  -------------------  --------------------
       Total Net Assets...................  $        13,340,006  $       149,334,905  $        41,083,550  $         4,142,616
                                            ===================  ===================  ===================  ====================

                                                                     MIST METLIFE
                                                MIST METLIFE          MULTI-INDEX         MIST METLIFE       MIST MFS EMERGING
                                            ASSET ALLOCATION 100     TARGETED RISK       SMALL CAP VALUE      MARKETS EQUITY
                                                 SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                            --------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............   $        63,831,388  $            12,425  $       120,747,352  $        53,420,824
   Due from MetLife Insurance
     Company USA..........................                    --                   --                   --                   --
                                            --------------------  -------------------  -------------------  -------------------
       Total Assets.......................            63,831,388               12,425          120,747,352           53,420,824
                                            --------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA..........................                     3                    1                    5                    8
                                            --------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                     3                    1                    5                    8
                                            --------------------  -------------------  -------------------  -------------------

NET ASSETS................................   $        63,831,385  $            12,424  $       120,747,347  $        53,420,816
                                            ====================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....   $        63,831,385  $            12,424  $       120,549,018  $        53,347,979
   Net assets from contracts in payout....                    --                   --              198,329               72,837
                                            --------------------  -------------------  -------------------  -------------------
       Total Net Assets...................   $        63,831,385  $            12,424  $       120,747,347  $        53,420,816
                                            ====================  ===================  ===================  ===================

                                                                     MIST MORGAN
                                             MIST MFS RESEARCH     STANLEY MID CAP
                                               INTERNATIONAL           GROWTH
                                                SUBACCOUNT           SUBACCOUNT
                                            ------------------  -------------------
ASSETS:
   Investments at fair value..............  $       72,277,221  $        11,736,550
   Due from MetLife Insurance
     Company USA..........................                  --                   --
                                            ------------------  -------------------
       Total Assets.......................          72,277,221           11,736,550
                                            ------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA..........................                   6                    4
                                            ------------------  -------------------
       Total Liabilities..................                   6                    4
                                            ------------------  -------------------

NET ASSETS................................  $       72,277,215  $        11,736,546
                                            ==================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       72,131,852  $        11,707,391
   Net assets from contracts in payout....             145,363               29,155
                                            ------------------  -------------------
       Total Net Assets...................  $       72,277,215  $        11,736,546
                                            ==================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014


                                                                     MIST PIMCO
                                             MIST OPPENHEIMER    INFLATION PROTECTED   MIST PIMCO TOTAL
                                               GLOBAL EQUITY            BOND                RETURN          MIST PIONEER FUND
                                                SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                            ------------------  --------------------  -------------------  ------------------
ASSETS:
   Investments at fair value..............  $      351,667,658  $        65,747,518   $       243,988,074  $       57,774,396
   Due from MetLife Insurance
     Company USA..........................                  --                   --                    --                  --
                                            ------------------  --------------------  -------------------  ------------------
       Total Assets.......................         351,667,658           65,747,518           243,988,074          57,774,396
                                            ------------------  --------------------  -------------------  ------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA..........................                  24                    7                     7                   9
                                            ------------------  --------------------  -------------------  ------------------
       Total Liabilities..................                  24                    7                     7                   9
                                            ------------------  --------------------  -------------------  ------------------

NET ASSETS................................  $      351,667,634  $        65,747,511   $       243,988,067  $       57,774,387
                                            ==================  ====================  ===================  ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $      351,470,253  $        65,646,508   $       243,369,323  $       57,624,152
   Net assets from contracts in payout....             197,381              101,003               618,744             150,235
                                            ------------------  --------------------  -------------------  ------------------
       Total Net Assets...................  $      351,667,634  $        65,747,511   $       243,988,067  $       57,774,387
                                            ==================  ====================  ===================  ==================


                                               MIST PIONEER         MIST PYRAMIS       MIST SSGA GROWTH    MIST SSGA GROWTH
                                             STRATEGIC INCOME       MANAGED RISK        AND INCOME ETF            ETF
                                                SUBACCOUNT           SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
                                            -------------------  ------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $       152,052,581  $           11,539  $       122,762,323  $       156,905,463
   Due from MetLife Insurance
     Company USA..........................                   --                  --                   --                   --
                                            -------------------  ------------------  -------------------  -------------------
       Total Assets.......................          152,052,581              11,539          122,762,323          156,905,463
                                            -------------------  ------------------  -------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA..........................                    8                  --                   --                   --
                                            -------------------  ------------------  -------------------  -------------------
       Total Liabilities..................                    8                  --                   --                   --
                                            -------------------  ------------------  -------------------  -------------------

NET ASSETS................................  $       152,052,573  $           11,539  $       122,762,323  $       156,905,463
                                            ===================  ==================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       151,838,023  $           11,539  $       122,762,323  $       156,905,463
   Net assets from contracts in payout....              214,550                  --                   --                   --
                                            -------------------  ------------------  -------------------  -------------------
       Total Net Assets...................  $       152,052,573  $           11,539  $       122,762,323  $       156,905,463
                                            ===================  ==================  ===================  ===================


                                            MIST T. ROWE PRICE  MIST T. ROWE PRICE
                                              LARGE CAP VALUE     MID CAP GROWTH
                                                SUBACCOUNT          SUBACCOUNT
                                            ------------------  -------------------
ASSETS:
   Investments at fair value..............  $      443,370,574  $         2,094,287
   Due from MetLife Insurance
     Company USA..........................                  --                   --
                                            ------------------  -------------------
       Total Assets.......................         443,370,574            2,094,287
                                            ------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA..........................                  16                    1
                                            ------------------  -------------------
       Total Liabilities..................                  16                    1
                                            ------------------  -------------------

NET ASSETS................................  $      443,370,558  $         2,094,286
                                            ==================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $      442,751,028  $         2,094,286
   Net assets from contracts in payout....             619,530                   --
                                            ------------------  -------------------
       Total Net Assets...................  $      443,370,558  $         2,094,286
                                            ==================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014


                                                                                        MSF BARCLAYS
                                                 MIST WMC          MORGAN STANLEY      AGGREGATE BOND     MSF BLACKROCK BOND
                                            LARGE CAP RESEARCH    MULTI CAP GROWTH          INDEX               INCOME
                                                SUBACCOUNT           SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                            ------------------  -------------------  -------------------  ------------------
ASSETS:
   Investments at fair value..............  $       46,264,422  $           914,005  $        75,845,003  $      171,167,583
   Due from MetLife Insurance
     Company USA..........................                  --                   --                   --                  --
                                            ------------------  -------------------  -------------------  ------------------
       Total Assets.......................          46,264,422              914,005           75,845,003         171,167,583
                                            ------------------  -------------------  -------------------  ------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA..........................                   4                    1                   --                  14
                                            ------------------  -------------------  -------------------  ------------------
       Total Liabilities..................                   4                    1                   --                  14
                                            ------------------  -------------------  -------------------  ------------------

NET ASSETS................................  $       46,264,418  $           914,004  $        75,845,003  $      171,167,569
                                            ==================  ===================  ===================  ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       46,192,239  $           914,004  $        75,724,869  $      170,720,986
   Net assets from contracts in payout....              72,179                   --              120,134             446,583
                                            ------------------  -------------------  -------------------  ------------------
       Total Net Assets...................  $       46,264,418  $           914,004  $        75,845,003  $      171,167,569
                                            ==================  ===================  ===================  ==================


                                                MSF BLACKROCK        MSF BLACKROCK        MSF BLACKROCK       MSF FRONTIER
                                            CAPITAL APPRECIATION    LARGE CAP VALUE       MONEY MARKET       MID CAP GROWTH
                                                 SUBACCOUNT           SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
                                            --------------------  ------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............   $       201,471,723  $       12,887,182  $       260,028,984  $        88,449,755
   Due from MetLife Insurance
     Company USA..........................                    --                  --                  238                   --
                                            --------------------  ------------------  -------------------  -------------------
       Total Assets.......................           201,471,723          12,887,182          260,029,222           88,449,755
                                            --------------------  ------------------  -------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA..........................                    11                   3                   --                    8
                                            --------------------  ------------------  -------------------  -------------------
       Total Liabilities..................                    11                   3                   --                    8
                                            --------------------  ------------------  -------------------  -------------------

NET ASSETS................................   $       201,471,712  $       12,887,179  $       260,029,222  $        88,449,747
                                            ====================  ==================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....   $       200,150,994  $       12,887,179  $       259,302,887  $        88,270,634
   Net assets from contracts in payout....             1,320,718                  --              726,335              179,113
                                            --------------------  ------------------  -------------------  -------------------
       Total Net Assets...................   $       201,471,712  $       12,887,179  $       260,029,222  $        88,449,747
                                            ====================  ==================  ===================  ===================


                                                                  MSF LOOMIS SAYLES
                                            MSF JENNISON GROWTH    SMALL CAP CORE
                                                SUBACCOUNT           SUBACCOUNT
                                            -------------------  -------------------
ASSETS:
   Investments at fair value..............  $      376,259,292   $           725,824
   Due from MetLife Insurance
     Company USA..........................                  --                     2
                                            -------------------  -------------------
       Total Assets.......................         376,259,292               725,826
                                            -------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA..........................                   5                    --
                                            -------------------  -------------------
       Total Liabilities..................                   5                    --
                                            -------------------  -------------------

NET ASSETS................................  $      376,259,287   $           725,826
                                            ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $      375,992,502   $           725,826
   Net assets from contracts in payout....             266,785                    --
                                            -------------------  -------------------
       Total Net Assets...................  $      376,259,287   $           725,826
                                            ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014


                                                                        MSF
                                                                  MET/DIMENSIONAL
                                            MSF MET/ARTISAN     INTERNATIONAL SMALL       MSF METLIFE          MSF METLIFE
                                             MID CAP VALUE            COMPANY         ASSET ALLOCATION 20  ASSET ALLOCATION 40
                                              SUBACCOUNT            SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                          -------------------  --------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $         1,961,420  $         1,388,812   $         29,613,605  $        87,527,054
   Due from MetLife Insurance
     Company USA........................                   --                   --                     --                   --
                                          -------------------  --------------------  --------------------  -------------------
       Total Assets.....................            1,961,420            1,388,812             29,613,605           87,527,054
                                          -------------------  --------------------  --------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                   --                    1                      6                    5
                                          -------------------  --------------------  --------------------  -------------------
       Total Liabilities................                   --                    1                      6                    5
                                          -------------------  --------------------  --------------------  -------------------

NET ASSETS..............................  $         1,961,420  $         1,388,811   $         29,613,599  $        87,527,049
                                          ===================  ====================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         1,961,420  $         1,388,811   $         29,613,599  $        87,492,323
   Net assets from contracts in payout..                   --                   --                     --               34,726
                                          -------------------  --------------------  --------------------  -------------------
       Total Net Assets.................  $         1,961,420  $         1,388,811   $         29,613,599  $        87,527,049
                                          ===================  ====================  ====================  ===================



                                               MSF METLIFE          MSF METLIFE        MSF METLIFE MID      MSF METLIFE STOCK
                                           ASSET ALLOCATION 60  ASSET ALLOCATION 80    CAP STOCK INDEX            INDEX
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                          --------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............   $       550,983,260  $       645,019,175  $        16,117,119  $       948,735,717
   Due from MetLife Insurance
     Company USA........................                    --                   --                   --                   --
                                          --------------------  -------------------  -------------------  -------------------
       Total Assets.....................           550,983,260          645,019,175           16,117,119          948,735,717
                                          --------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                     4                   16                   --                   17
                                          --------------------  -------------------  -------------------  -------------------
       Total Liabilities................                     4                   16                   --                   17
                                          --------------------  -------------------  -------------------  -------------------

NET ASSETS..............................   $       550,983,256  $       645,019,159  $        16,117,119  $       948,735,700
                                          ====================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $       550,983,256  $       644,967,998  $        16,117,119  $       944,769,256
   Net assets from contracts in payout..                    --               51,161                   --            3,966,444
                                          --------------------  -------------------  -------------------  -------------------
       Total Net Assets.................   $       550,983,256  $       645,019,159  $        16,117,119  $       948,735,700
                                          ====================  ===================  ===================  ===================



                                              MSF MFS TOTAL
                                                 RETURN            MSF MFS VALUE
                                               SUBACCOUNT           SUBACCOUNT
                                          --------------------  -------------------
ASSETS:
   Investments at fair value............  $        427,404,174  $       149,803,847
   Due from MetLife Insurance
     Company USA........................                    --                   --
                                          --------------------  -------------------
       Total Assets.....................           427,404,174          149,803,847
                                          --------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                    25                   31
                                          --------------------  -------------------
       Total Liabilities................                    25                   31
                                          --------------------  -------------------

NET ASSETS..............................  $        427,404,149  $       149,803,816
                                          ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        426,127,027  $       149,671,228
   Net assets from contracts in payout..             1,277,122              132,588
                                          --------------------  -------------------
       Total Net Assets.................  $        427,404,149  $       149,803,816
                                          ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014



                                                 MSF MSCI           MSF NEUBERGER     MSF RUSSELL 2000     MSF T. ROWE PRICE
                                                EAFE INDEX         BERMAN GENESIS           INDEX          LARGE CAP GROWTH
                                                SUBACCOUNT           SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                            ------------------  -------------------  -------------------  ------------------
ASSETS:
   Investments at fair value..............  $       55,159,835  $        69,389,905  $       114,688,189  $       59,661,392
   Due from MetLife Insurance
     Company USA..........................                  --                   --                   --                  --
                                            ------------------  -------------------  -------------------  ------------------
       Total Assets.......................          55,159,835           69,389,905          114,688,189          59,661,392
                                            ------------------  -------------------  -------------------  ------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA..........................                  --                   25                   --                  11
                                            ------------------  -------------------  -------------------  ------------------
       Total Liabilities..................                  --                   25                   --                  11
                                            ------------------  -------------------  -------------------  ------------------

NET ASSETS................................  $       55,159,835  $        69,389,880  $       114,688,189  $       59,661,381
                                            ==================  ===================  ===================  ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       55,109,972  $        69,359,916  $       114,630,764  $       59,393,613
   Net assets from contracts in payout....              49,863               29,964               57,425             267,768
                                            ------------------  -------------------  -------------------  ------------------
       Total Net Assets...................  $       55,159,835  $        69,389,880  $       114,688,189  $       59,661,381
                                            ==================  ===================  ===================  ==================

                                                                   MSF WESTERN ASSET    MSF WESTERN ASSET
                                             MSF T. ROWE PRICE   MANAGEMENT STRATEGIC    MANAGEMENT U.S.          MSF WMC
                                             SMALL CAP GROWTH     BOND OPPORTUNITIES       GOVERNMENT            BALANCED
                                                SUBACCOUNT            SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                            -------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $       118,139,547   $       39,669,740   $        98,096,577  $       263,144,758
   Due from MetLife Insurance
     Company USA..........................                   --                   --                    --                   --
                                            -------------------  --------------------  -------------------  -------------------
       Total Assets.......................          118,139,547           39,669,740            98,096,577          263,144,758
                                            -------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA..........................                    4                    3                     5                    2
                                            -------------------  --------------------  -------------------  -------------------
       Total Liabilities..................                    4                    3                     5                    2
                                            -------------------  --------------------  -------------------  -------------------

NET ASSETS................................  $       118,139,543   $       39,669,737   $        98,096,572  $       263,144,756
                                            ===================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       118,080,151   $       39,516,671   $        97,895,283  $       262,480,655
   Net assets from contracts in payout....               59,392              153,066               201,289              664,101
                                            -------------------  --------------------  -------------------  -------------------
       Total Net Assets...................  $       118,139,543   $       39,669,737   $        98,096,572  $       263,144,756
                                            ===================  ====================  ===================  ===================

                                                  MSF WMC
                                                CORE EQUITY         PIONEER VCT
                                               OPPORTUNITIES       MID CAP VALUE
                                                SUBACCOUNT          SUBACCOUNT
                                            ------------------  -------------------
ASSETS:
   Investments at fair value..............  $       96,109,892  $        27,355,305
   Due from MetLife Insurance
     Company USA..........................                  --                   --
                                            ------------------  -------------------
       Total Assets.......................          96,109,892           27,355,305
                                            ------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA..........................                   9                    3
                                            ------------------  -------------------
       Total Liabilities..................                   9                    3
                                            ------------------  -------------------

NET ASSETS................................  $       96,109,883  $        27,355,302
                                            ==================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       96,040,199  $        27,355,302
   Net assets from contracts in payout....              69,684                   --
                                            ------------------  -------------------
       Total Net Assets...................  $       96,109,883  $        27,355,302
                                            ==================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
                              DECEMBER 31, 2014


                                               PIONEER VCT REAL      TAP 1919 VARIABLE                              WELLS FARGO VT
                                                 ESTATE SHARES      RESPONSIVE BALANCED        UIF GROWTH           SMALL CAP VALUE
                                                  SUBACCOUNT            SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                                             -------------------   --------------------   --------------------   -------------------
ASSETS:
   Investments at fair value..............   $         9,986,469   $         43,091,033   $          6,688,279   $         2,543,972
   Due from MetLife Insurance
     Company USA..........................                    --                     --                     --                    --
                                             -------------------   --------------------   --------------------   -------------------
        Total Assets......................             9,986,469             43,091,033              6,688,279             2,543,972
                                             -------------------   --------------------   --------------------   -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA..........................                     3                      3                      1                    --
                                             -------------------   --------------------   --------------------   -------------------
        Total Liabilities.................                     3                      3                      1                    --
                                             -------------------   --------------------   --------------------   -------------------

NET ASSETS................................   $         9,986,466   $         43,091,030   $          6,688,278   $         2,543,972
                                             ===================   ====================   ====================   ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....   $         9,986,466   $         43,078,306   $          6,642,008   $         2,507,026
   Net assets from contracts in payout....                    --                 12,724                 46,270                36,946
                                             -------------------   --------------------   --------------------   -------------------
        Total Net Assets..................   $         9,986,466   $         43,091,030   $          6,688,278   $         2,543,972
                                             ===================   ====================   ====================   ===================


 The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                          STATEMENTS OF OPERATIONS
                    FOR THE YEAR ENDED DECEMBER 31, 2014


                                                                     ALLIANCEBERNSTEIN
                                                 ALGER CAPITAL        GLOBAL THEMATIC                            AMERICAN FUNDS
                                                 APPRECIATION             GROWTH         AMERICAN FUNDS BOND      GLOBAL GROWTH
                                                  SUBACCOUNT            SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                             --------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................   $                --  $                --   $           133,598  $         1,488,114
                                             --------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                62,574               14,197               106,429            2,086,722
      Administrative charges...............                 5,234                1,321                11,088              182,317
                                             --------------------  -------------------  --------------------  -------------------
        Total expenses.....................                67,808               15,518               117,517            2,269,039
                                             --------------------  -------------------  --------------------  -------------------
           Net investment income (loss)....              (67,808)             (15,518)                16,081            (780,925)
                                             --------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........               505,154                   --                 2,744           13,371,511
      Realized gains (losses) on sale of
        investments........................               289,635               32,668                44,801            9,641,896
                                             --------------------  -------------------  --------------------  -------------------
           Net realized gains (losses).....               794,789               32,668                47,545           23,013,407
                                             --------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             (344,060)                9,377               205,588         (21,669,707)
                                             --------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................               450,729               42,045               253,133            1,343,700
                                             --------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........   $           382,921  $            26,527   $           269,214  $           562,775
                                             ====================  ===================  ====================  ===================

                                                AMERICAN FUNDS
                                                 GLOBAL SMALL        AMERICAN FUNDS        AMERICAN FUNDS     DELAWARE VIP SMALL
                                                CAPITALIZATION           GROWTH             GROWTH-INCOME          CAP VALUE
                                                  SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                             --------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $              3,581  $         2,150,514  $          3,128,051  $            77,229
                                             --------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                48,226            4,764,925             4,280,688               91,382
      Administrative charges...............                 4,925              408,773               370,199                  221
                                             --------------------  -------------------  --------------------  -------------------
        Total expenses.....................                53,151            5,173,698             4,650,887               91,603
                                             --------------------  -------------------  --------------------  -------------------
           Net investment income (loss)....              (49,570)          (3,023,184)           (1,522,836)             (14,374)
                                             --------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                15,087           14,558,158            12,566,300            1,189,595
      Realized gains (losses) on sale of
        investments........................               310,319           24,636,682            20,379,081            1,270,288
                                             --------------------  -------------------  --------------------  -------------------
           Net realized gains (losses).....               325,406           39,194,840            32,945,381            2,459,883
                                             --------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             (247,183)         (17,668,571)           (9,878,667)          (1,772,697)
                                             --------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................                78,223           21,526,269            23,066,714              687,186
                                             --------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $             28,653  $        18,503,085  $         21,543,878  $           672,812
                                             ====================  ===================  ====================  ===================

                                                  DEUTSCHE II
                                                 GOVERNMENT &          DEUTSCHE II
                                               AGENCY SECURITIES   SMALL MID CAP VALUE
                                                  SUBACCOUNT           SUBACCOUNT
                                             --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $             61,701  $            32,790
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                56,148              125,811
      Administrative charges...............                 4,610               10,558
                                             --------------------  -------------------
        Total expenses.....................                60,758              136,369
                                             --------------------  -------------------
           Net investment income (loss)....                   943            (103,579)
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                    --               34,874
      Realized gains (losses) on sale of
        investments........................              (63,795)              437,622
                                             --------------------  -------------------
           Net realized gains (losses).....              (63,795)              472,496
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................               156,481            (165,170)
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................                92,686              307,326
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $             93,629  $           203,747
                                             ====================  ===================

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced on April 29, 2013 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014


                                                                                            FIDELITY VIP
                                              DREYFUS SOCIALLY        FIDELITY VIP         DYNAMIC CAPITAL       FIDELITY VIP
                                             RESPONSIBLE GROWTH        CONTRAFUND           APPRECIATION         EQUITY-INCOME
                                                 SUBACCOUNT            SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                             -------------------  --------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $             6,247  $          1,771,752  $              4,654  $         7,242,716
                                             -------------------  --------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               13,265             3,396,195                30,431            3,275,526
      Administrative charges...............                1,100               165,178                 1,979               11,587
                                             -------------------  --------------------  --------------------  -------------------
        Total expenses.....................               14,365             3,561,373                32,410            3,287,113
                                             -------------------  --------------------  --------------------  -------------------
           Net investment income (loss)....              (8,118)           (1,789,621)              (27,756)            3,955,603
                                             -------------------  --------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........               50,782             4,791,881                92,762            3,575,759
      Realized gains (losses) on sale of
        investments........................               25,310            12,357,836               155,325            3,727,490
                                             -------------------  --------------------  --------------------  -------------------
           Net realized gains (losses).....               76,092            17,149,717               248,087            7,303,249
                                             -------------------  --------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................                9,457             8,071,311              (23,087)            7,248,553
                                             -------------------  --------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................               85,549            25,221,028               225,000           14,551,802
                                             -------------------  --------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            77,431  $         23,431,407  $            197,244  $        18,507,405
                                             ===================  ====================  ====================  ===================


                                                 FIDELITY VIP       FIDELITY VIP HIGH                            FTVIPT FRANKLIN
                                               FUNDSMANAGER 60%          INCOME         FIDELITY VIP MID CAP       INCOME VIP
                                                SUBACCOUNT (a)         SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                             --------------------  -------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $            515,831  $         1,297,376  $             53,707  $          1,783,174
                                             --------------------  -------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                38,919              294,952             3,935,305               550,805
      Administrative charges...............                    --                  100               175,409                51,123
                                             --------------------  -------------------  --------------------  --------------------
        Total expenses.....................                38,919              295,052             4,110,714               601,928
                                             --------------------  -------------------  --------------------  --------------------
           Net investment income (loss)....               476,912            1,002,324           (4,057,007)             1,181,246
                                             --------------------  -------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........               386,873                   --             7,084,541                    --
      Realized gains (losses) on sale of
        investments........................                    --            (120,874)             9,006,756             1,429,384
                                             --------------------  -------------------  --------------------  --------------------
           Net realized gains (losses).....               386,873            (120,874)            16,091,297             1,429,384
                                             --------------------  -------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................             (721,035)            (850,052)               885,782           (1,385,438)
                                             --------------------  -------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................             (334,162)            (970,926)            16,977,079                43,946
                                             --------------------  -------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            142,750  $            31,398  $         12,920,072  $          1,225,192
                                             ====================  ===================  ====================  ====================


                                                FTVIPT FRANKLIN      FTVIPT FRANKLIN
                                               MUTUAL SHARES VIP  RISING DIVIDENDS VIP
                                                  SUBACCOUNT           SUBACCOUNT
                                             -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $           449,688  $            290,035
                                             -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              345,048               384,484
      Administrative charges...............               34,770                32,493
                                             -------------------  --------------------
        Total expenses.....................              379,818               416,977
                                             -------------------  --------------------
           Net investment income (loss)....               69,870             (126,942)
                                             -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........              116,923               426,792
      Realized gains (losses) on sale of
        investments........................            1,502,551             1,896,932
                                             -------------------  --------------------
           Net realized gains (losses).....            1,619,474             2,323,724
                                             -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................            (444,273)             (881,958)
                                             -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            1,175,201             1,441,766
                                             -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         1,245,071  $          1,314,824
                                             ===================  ====================

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced on April 29, 2013 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014


                                                FTVIPT FRANKLIN       FTVIPT TEMPLETON
                                                 SMALL-MID CAP           DEVELOPING         FTVIPT TEMPLETON        INVESCO V.I.
                                                  GROWTH VIP             MARKETS VIP           FOREIGN VIP            COMSTOCK
                                                  SUBACCOUNT             SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $                 --  $            317,473  $          1,606,309  $             94,478
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................               552,820               255,901             1,419,854               114,603
      Administrative charges................                40,357                   384               103,354                11,226
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................               593,177               256,285             1,523,208               125,829
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....             (593,177)                61,188                83,101              (31,351)
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........             6,626,524                    --                    --                    --
      Realized gains (losses) on sale of
        investments.........................             1,708,352             (192,347)             3,404,938               670,535
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......             8,334,876             (192,347)             3,404,938               670,535
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................           (5,957,792)           (1,908,799)          (14,127,812)              (99,974)
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................             2,377,084           (2,101,146)          (10,722,874)               570,561
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $          1,783,907  $        (2,039,958)  $       (10,639,773)  $            539,210
                                              ====================  ====================  ====================  ====================


                                                  INVESCO V.I.         INVESCO V.I.           INVESCO V.I.
                                              DIVERSIFIED DIVIDEND   EQUITY AND INCOME    GOVERNMENT SECURITIES
                                                   SUBACCOUNT           SUBACCOUNT             SUBACCOUNT
                                              --------------------  --------------------  ---------------------
INVESTMENT INCOME:
      Dividends.............................   $            22,461  $          1,077,313  $            323,861
                                              --------------------  --------------------  ---------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                30,686             1,067,330               179,608
      Administrative charges................                 2,219               107,174                17,039
                                              --------------------  --------------------  ---------------------
        Total expenses......................                32,905             1,174,504               196,647
                                              --------------------  --------------------  ---------------------
           Net investment income (loss).....              (10,444)              (97,191)               127,214
                                              --------------------  --------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........                    --             3,322,590                    --
      Realized gains (losses) on sale of
        investments.........................               119,110             5,604,139               (7,775)
                                              --------------------  --------------------  ---------------------
           Net realized gains (losses)......               119,110             8,926,729               (7,775)
                                              --------------------  --------------------  ---------------------
      Change in unrealized gains (losses)
        on investments......................                34,690           (4,021,112)               126,412
                                              --------------------  --------------------  ---------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................               153,800             4,905,617               118,637
                                              --------------------  --------------------  ---------------------
      Net increase (decrease) in net assets
        resulting from operations...........   $           143,356  $          4,808,426  $            245,851
                                              ====================  ====================  =====================


                                                  INVESCO V.I.          INVESCO V.I.           JANUS ASPEN
                                               MANAGED VOLATILITY       S&P 500 INDEX          ENTERPRISE
                                                   SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                              --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $             53,777  $             37,991  $              4,680
                                              --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                34,749                49,455               190,425
      Administrative charges................                 2,843                 3,608                15,360
                                              --------------------  --------------------  --------------------
        Total expenses......................                37,592                53,063               205,785
                                              --------------------  --------------------  --------------------
           Net investment income (loss).....                16,185              (15,072)             (201,105)
                                              --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........                87,954                    --               977,060
      Realized gains (losses) on sale of
        investments.........................                96,742               273,768             1,244,091
                                              --------------------  --------------------  --------------------
           Net realized gains (losses)......               184,696               273,768             2,221,151
                                              --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................               131,127              (29,791)             (652,260)
                                              --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................               315,823               243,977             1,568,891
                                              --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $            332,008  $            228,905  $          1,367,786
                                              ====================  ====================  ====================

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced on April 29, 2013 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014


                                                                                              LMPVET                LMPVET
                                                 JANUS ASPEN          JANUS ASPEN      CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                               GLOBAL RESEARCH         OVERSEAS          AGGRESSIVE GROWTH       APPRECIATION
                                                 SUBACCOUNT           SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                             -------------------  -------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $             9,919  $         1,465,759   $           708,595   $         3,440,035
                                             -------------------  -------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                5,682              632,211             6,509,890             4,438,744
      Administrative charges...............                   65                6,990               542,908               436,600
                                             -------------------  -------------------  --------------------  --------------------
        Total expenses.....................                5,747              639,201             7,052,798             4,875,344
                                             -------------------  -------------------  --------------------  --------------------
          Net investment income (loss).....                4,172              826,558           (6,344,203)           (1,435,309)
                                             -------------------  -------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                   --            4,951,844            27,796,869            11,561,122
      Realized gains (losses) on sale of
        investments........................               85,137            (840,491)            49,880,376            19,548,158
                                             -------------------  -------------------  --------------------  --------------------
          Net realized gains (losses)......               85,137            4,111,353            77,677,245            31,109,280
                                             -------------------  -------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................             (21,287)         (11,332,533)             4,969,052           (2,692,710)
                                             -------------------  -------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................               63,850          (7,221,180)            82,646,297            28,416,570
                                             -------------------  -------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            68,022  $       (6,394,622)   $        76,302,094   $        26,981,261
                                             ===================  ===================  ====================  ====================

                                                    LMPVET                LMPVET                LMPVET                LMPVET
                                             CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                                 EQUITY INCOME       LARGE CAP GROWTH       LARGE CAP VALUE        MID CAP CORE
                                                  SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                             --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $         2,340,866    $           510,106   $         2,404,030   $           107,929
                                             --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,992,696              1,527,043             1,817,407               636,146
      Administrative charges...............              174,879                124,505               167,621                60,359
                                             --------------------  --------------------  --------------------  --------------------
        Total expenses.....................            2,167,575              1,651,548             1,985,028               696,505
                                             --------------------  --------------------  --------------------  --------------------
          Net investment income (loss).....              173,291            (1,141,442)               419,002             (588,576)
                                             --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                   --             13,224,998            10,162,800             2,775,798
      Realized gains (losses) on sale of
        investments........................            5,748,538              7,690,710             5,957,108             2,461,884
                                             --------------------  --------------------  --------------------  --------------------
          Net realized gains (losses)......            5,748,538             20,915,708            16,119,908             5,237,682
                                             --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................            6,791,944            (8,183,281)           (3,205,797)           (2,272,504)
                                             --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................           12,540,482             12,732,427            12,914,111             2,965,178
                                             --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        12,713,773    $        11,590,985   $        13,333,113   $         2,376,602
                                             ====================  ====================  ====================  ====================

                                                    LMPVET                LMPVET
                                             CLEARBRIDGE VARIABLE   VARIABLE LIFESTYLE
                                               SMALL CAP GROWTH       ALLOCATION 50%
                                                  SUBACCOUNT            SUBACCOUNT
                                             --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................   $                --   $        1,515,387
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               954,924              851,421
      Administrative charges...............                71,044               96,484
                                             --------------------  -------------------
        Total expenses.....................             1,025,968              947,905
                                             --------------------  -------------------
          Net investment income (loss).....           (1,025,968)              567,482
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........             6,563,611                   --
      Realized gains (losses) on sale of
        investments........................             6,161,046            2,647,354
                                             --------------------  -------------------
          Net realized gains (losses)......            12,724,657            2,647,354
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (10,875,143)          (1,021,670)
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................             1,849,514            1,625,684
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........   $           823,546   $        2,193,166
                                             ====================  ===================

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced on April 29, 2013 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014


                                                   LMPVET               LMPVET            LMPVIT WESTERN         LMPVIT WESTERN
                                             VARIABLE LIFESTYLE   VARIABLE LIFESTYLE   ASSET VARIABLE GLOBAL   ASSET VARIABLE HIGH
                                               ALLOCATION 70%       ALLOCATION 85%        HIGH YIELD BOND            INCOME
                                                 SUBACCOUNT           SUBACCOUNT            SUBACCOUNT             SUBACCOUNT
                                             -------------------  -------------------  ---------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $           722,371  $           435,269  $           572,494    $          6,013,394
                                             -------------------  -------------------  ---------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              499,921              320,772              149,141               1,323,897
      Administrative charges...............               58,765               38,279               13,310                 131,174
                                             -------------------  -------------------  ---------------------  --------------------
        Total expenses.....................              558,686              359,051              162,451               1,455,071
                                             -------------------  -------------------  ---------------------  --------------------
          Net investment income (loss).....              163,685               76,218              410,043               4,558,323
                                             -------------------  -------------------  ---------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                   --              777,031                   --                      --
      Realized gains (losses) on sale of
        investments........................            1,291,309              816,567               46,639               (975,823)
                                             -------------------  -------------------  ---------------------  --------------------
          Net realized gains (losses)......            1,291,309            1,593,598               46,639               (975,823)
                                             -------------------  -------------------  ---------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................            (113,990)            (859,564)            (656,927)             (4,813,613)
                                             -------------------  -------------------  ---------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            1,177,319              734,034            (610,288)             (5,789,436)
                                             -------------------  -------------------  ---------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         1,341,004  $           810,252  $         (200,245)    $        (1,231,113)
                                             ===================  ===================  =====================  ====================

                                                 MIST AMERICAN        MIST AMERICAN         MIST AMERICAN
                                                FUNDS BALANCED        FUNDS GROWTH         FUNDS MODERATE       MIST BLACKROCK
                                                  ALLOCATION           ALLOCATION            ALLOCATION           HIGH YIELD
                                                  SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                             -------------------  --------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            52,477  $             37,819   $            42,467  $         7,298,099
                                             -------------------  --------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               30,795                26,788                23,398            1,648,793
      Administrative charges...............                  580                   717                   376              101,440
                                             -------------------  --------------------  --------------------  -------------------
        Total expenses.....................               31,375                27,505                23,774            1,750,233
                                             -------------------  --------------------  --------------------  -------------------
          Net investment income (loss).....               21,102                10,314                18,693            5,547,866
                                             -------------------  --------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........              400,668               560,829               252,741            5,418,057
      Realized gains (losses) on sale of
        investments........................               29,497                75,154                19,058              852,546
                                             -------------------  --------------------  --------------------  -------------------
          Net realized gains (losses)......              430,165               635,983               271,799            6,270,603
                                             -------------------  --------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            (239,127)             (442,995)             (144,025)          (9,312,170)
                                             -------------------  --------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................              191,038               192,988               127,774          (3,041,567)
                                             -------------------  --------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           212,140  $            203,302   $           146,467  $         2,506,299
                                             ===================  ====================  ====================  ===================


                                              MIST CLARION GLOBAL    MIST CLEARBRIDGE
                                                  REAL ESTATE        AGGRESSIVE GROWTH
                                                  SUBACCOUNT            SUBACCOUNT
                                             --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         1,262,135   $             8,307
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,104,279             5,240,204
      Administrative charges...............               68,582                77,763
                                             --------------------  -------------------
        Total expenses.....................            1,172,861             5,317,967
                                             --------------------  -------------------
          Net investment income (loss).....               89,274           (5,309,660)
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                   --                    --
      Realized gains (losses) on sale of
        investments........................            (747,770)             4,893,061
                                             --------------------  -------------------
          Net realized gains (losses)......            (747,770)             4,893,061
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            9,172,613            71,822,294
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            8,424,843            76,715,355
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         8,514,117   $        71,405,695
                                             ====================  ===================

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced on April 29, 2013 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014


                                                 MIST HARRIS
                                                   OAKMARK           MIST INVESCO         MIST INVESCO         MIST INVESCO
                                                INTERNATIONAL          COMSTOCK           MID CAP VALUE      SMALL CAP GROWTH
                                                 SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         2,012,499  $         1,434,682  $           308,852  $                --
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,138,535            3,324,657              971,031              231,253
      Administrative charges...............               80,353              305,211               81,726               13,901
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................            1,218,888            3,629,868            1,052,757              245,154
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....              793,611          (2,195,186)            (743,905)            (245,154)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........            7,401,477                   --           10,303,070            1,681,189
      Realized gains (losses) on sale of
        investments........................            2,149,082           18,851,038            1,436,415              910,189
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......            9,550,559           18,851,038           11,739,485            2,591,378
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (15,797,553)               35,646          (6,825,511)          (1,481,220)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................          (6,246,994)           18,886,684            4,913,974            1,110,158
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (5,453,383)  $        16,691,498  $         4,170,069  $           865,004
                                             ===================  ===================  ===================  ===================


                                                MIST JPMORGAN     MIST LOOMIS SAYLES    MIST LORD ABBETT       MIST MET/EATON
                                               SMALL CAP VALUE      GLOBAL MARKETS       BOND DEBENTURE      VANCE FLOATING RATE
                                                 SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                             -------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $           146,345  $         3,618,319  $         2,561,383  $           169,446
                                             -------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              204,985            1,950,043              631,162               83,357
      Administrative charges...............               10,879                1,036               52,938                7,207
                                             -------------------  -------------------  -------------------  --------------------
        Total expenses.....................              215,864            1,951,079              684,100               90,564
                                             -------------------  -------------------  -------------------  --------------------
          Net investment income (loss).....             (69,519)            1,667,240            1,877,283               78,882
                                             -------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........            1,601,664                   --            1,194,028               21,064
      Realized gains (losses) on sale of
        investments........................              584,703            4,680,338              878,119             (22,500)
                                             -------------------  -------------------  -------------------  --------------------
          Net realized gains (losses)......            2,186,367            4,680,338            2,072,147              (1,436)
                                             -------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................          (1,720,767)          (2,489,378)          (2,360,131)            (128,296)
                                             -------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................              465,600            2,190,960            (287,984)            (129,732)
                                             -------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           396,081  $         3,858,200  $         1,589,299  $          (50,850)
                                             ===================  ===================  ===================  ====================

                                                                       MIST METLIFE
                                                 MIST METLIFE           MULTI-INDEX
                                             ASSET ALLOCATION 100      TARGETED RISK
                                                  SUBACCOUNT          SUBACCOUNT (b)
                                             --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           475,270   $                --
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              806,663                    30
      Administrative charges...............                5,965                    --
                                             --------------------  -------------------
        Total expenses.....................              812,628                    30
                                             --------------------  -------------------
          Net investment income (loss).....            (337,358)                  (30)
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                   --                     7
      Realized gains (losses) on sale of
        investments........................            2,105,016                    43
                                             --------------------  -------------------
          Net realized gains (losses)......            2,105,016                    50
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................              702,228                   299
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            2,807,244                   349
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         2,469,886   $               319
                                             ====================  ===================

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced on April 29, 2013 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014


                                                                                                               MIST MORGAN
                                                MIST METLIFE      MIST MFS EMERGING    MIST MFS RESEARCH     STANLEY MID CAP
                                               SMALL CAP VALUE     MARKETS EQUITY        INTERNATIONAL           GROWTH
                                                 SUBACCOUNT          SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                             ------------------  -------------------  ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           67,927  $           501,418  $        1,905,313  $             4,756
                                             ------------------  -------------------  ------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................           1,843,003            1,026,584           1,175,669              212,088
      Administrative charges...............              89,332               85,504              95,747               18,346
                                             ------------------  -------------------  ------------------  -------------------
        Total expenses.....................           1,932,335            1,112,088           1,271,416              230,434
                                             ------------------  -------------------  ------------------  -------------------
          Net investment income (loss).....         (1,864,408)            (610,670)             633,897            (225,678)
                                             ------------------  -------------------  ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........           5,439,014                   --                  --                   --
      Realized gains (losses) on sale of
        investments........................           4,412,915              117,322             396,955            1,245,152
                                             ------------------  -------------------  ------------------  -------------------
          Net realized gains (losses)......           9,851,929              117,322             396,955            1,245,152
                                             ------------------  -------------------  ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (7,954,172)          (3,870,947)         (7,907,774)          (1,136,296)
                                             ------------------  -------------------  ------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................           1,897,757          (3,753,625)         (7,510,819)              108,856
                                             ------------------  -------------------  ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           33,349  $       (4,364,295)  $      (6,876,922)  $         (116,822)
                                             ==================  ===================  ==================  ===================

                                                                      MIST PIMCO
                                               MIST OPPENHEIMER   INFLATION PROTECTED   MIST PIMCO TOTAL
                                                 GLOBAL EQUITY           BOND                RETURN          MIST PIONEER FUND
                                                  SUBACCOUNT          SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                             -------------------  -------------------  ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................   $        3,644,801  $         1,314,784  $        6,481,312  $           978,407
                                             -------------------  -------------------  ------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            4,815,567            1,125,405           4,258,367              852,170
      Administrative charges...............              185,069               72,752             308,697               68,236
                                             -------------------  -------------------  ------------------  -------------------
        Total expenses.....................            5,000,636            1,198,157           4,567,064              920,406
                                             -------------------  -------------------  ------------------  -------------------
          Net investment income (loss).....          (1,355,835)              116,627           1,914,248               58,001
                                             -------------------  -------------------  ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........           11,380,441                   --                  --           17,003,097
      Realized gains (losses) on sale of
        investments........................           13,234,388          (1,454,822)           2,956,590            1,400,040
                                             -------------------  -------------------  ------------------  -------------------
          Net realized gains (losses)......           24,614,829          (1,454,822)           2,956,590           18,403,137
                                             -------------------  -------------------  ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (19,748,974)            2,626,174           1,916,125         (13,134,410)
                                             -------------------  -------------------  ------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            4,865,855            1,171,352           4,872,715            5,268,727
                                             -------------------  -------------------  ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........   $        3,510,020  $         1,287,979  $        6,786,963  $         5,326,728
                                             ===================  ===================  ==================  ===================


                                                MIST PIONEER         MIST PYRAMIS
                                              STRATEGIC INCOME       MANAGED RISK
                                                 SUBACCOUNT           SUBACCOUNT
                                             ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        8,501,378  $                --
                                             ------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................           2,591,411                   31
      Administrative charges...............             216,403                   --
                                             ------------------  -------------------
        Total expenses.....................           2,807,814                   31
                                             ------------------  -------------------
          Net investment income (loss).....           5,693,564                 (31)
                                             ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........           1,713,576                    8
      Realized gains (losses) on sale of
        investments........................           3,622,786                    2
                                             ------------------  -------------------
          Net realized gains (losses)......           5,336,362                   10
                                             ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (6,075,435)                  334
                                             ------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................           (739,073)                  344
                                             ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        4,954,491  $               313
                                             ==================  ===================

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced on April 29, 2013 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014



                                              MIST SSGA GROWTH    MIST SSGA GROWTH    MIST T. ROWE PRICE   MIST T. ROWE PRICE
                                               AND INCOME ETF            ETF            LARGE CAP VALUE      MID CAP GROWTH
                                                 SUBACCOUNT          SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                             ------------------  -------------------  ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        2,855,015  $         3,039,413  $        1,628,666  $                --
                                             ------------------  -------------------  ------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................           1,582,037            2,007,365           5,104,627               39,895
      Administrative charges...............                  --                   --             410,136                3,381
                                             ------------------  -------------------  ------------------  -------------------
        Total expenses.....................           1,582,037            2,007,365           5,514,763               43,276
                                             ------------------  -------------------  ------------------  -------------------
          Net investment income (loss).....           1,272,978            1,032,048         (3,886,097)             (43,276)
                                             ------------------  -------------------  ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........           7,541,916           10,032,533                  --              246,598
      Realized gains (losses) on sale of
        investments........................           2,176,964            2,442,515          10,761,897              226,310
                                             ------------------  -------------------  ------------------  -------------------
          Net realized gains (losses)......           9,718,880           12,475,048          10,761,897              472,908
                                             ------------------  -------------------  ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (5,382,431)          (7,094,523)          35,231,043            (215,454)
                                             ------------------  -------------------  ------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................           4,336,449            5,380,525          45,992,940              257,454
                                             ------------------  -------------------  ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        5,609,427  $         6,412,573  $       42,106,843  $           214,178
                                             ==================  ===================  ==================  ===================

                                                                                          MSF BARCLAYS
                                                   MIST WMC         MORGAN STANLEY       AGGREGATE BOND     MSF BLACKROCK BOND
                                              LARGE CAP RESEARCH   MULTI CAP GROWTH           INDEX               INCOME
                                                  SUBACCOUNT          SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                             -------------------  -------------------  ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................   $          391,280  $                --  $        2,387,584  $         6,176,245
                                             -------------------  -------------------  ------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              684,108               22,931             938,062            2,568,229
      Administrative charges...............               63,450                1,607                 222              182,021
                                             -------------------  -------------------  ------------------  -------------------
        Total expenses.....................              747,558               24,538             938,284            2,750,250
                                             -------------------  -------------------  ------------------  -------------------
          Net investment income (loss).....            (356,278)             (24,538)           1,449,300            3,425,995
                                             -------------------  -------------------  ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                   --              139,389                  --                   --
      Realized gains (losses) on sale of
        investments........................            2,663,157              154,303             204,642            1,294,032
                                             -------------------  -------------------  ------------------  -------------------
          Net realized gains (losses)......            2,663,157              293,692             204,642            1,294,032
                                             -------------------  -------------------  ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            2,964,427            (242,199)           1,888,378            4,747,555
                                             -------------------  -------------------  ------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            5,627,584               51,493           2,093,020            6,041,587
                                             -------------------  -------------------  ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........   $        5,271,306  $            26,955  $        3,542,320  $         9,467,582
                                             ===================  ===================  ==================  ===================


                                                 MSF BLACKROCK         MSF BLACKROCK
                                             CAPITAL APPRECIATION     LARGE CAP VALUE
                                                  SUBACCOUNT            SUBACCOUNT
                                             --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................   $          126,490   $           157,562
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            2,617,897               230,607
      Administrative charges...............              210,218                18,439
                                             --------------------  -------------------
        Total expenses.....................            2,828,115               249,046
                                             --------------------  -------------------
          Net investment income (loss).....          (2,701,625)              (91,484)
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                   --             3,489,401
      Realized gains (losses) on sale of
        investments........................           19,554,610             (319,004)
                                             --------------------  -------------------
          Net realized gains (losses)......           19,554,610             3,170,397
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (2,920,337)           (2,004,706)
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................           16,634,273             1,165,691
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........   $       13,932,648   $         1,074,207
                                             ====================  ===================

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced on April 29, 2013 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014




                                                MSF BLACKROCK        MSF FRONTIER                              MSF LOOMIS SAYLES
                                                MONEY MARKET        MID CAP GROWTH      MSF JENNISON GROWTH     SMALL CAP CORE
                                                 SUBACCOUNT           SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                             -------------------  -------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $                --  $                --  $           862,727   $                 --
                                             -------------------  -------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            4,106,307            1,212,592            4,826,514                 16,358
      Administrative charges...............              326,716              114,991               92,252                  1,345
                                             -------------------  -------------------  --------------------  --------------------
        Total expenses.....................            4,433,023            1,327,583            4,918,766                 17,703
                                             -------------------  -------------------  --------------------  --------------------
          Net investment income (loss).....          (4,433,023)          (1,327,583)          (4,056,039)               (17,703)
                                             -------------------  -------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                   --            8,238,068           19,739,374                130,765
      Realized gains (losses) on sale of
        investments........................                   --            4,955,283           10,464,671                 25,069
                                             -------------------  -------------------  --------------------  --------------------
          Net realized gains (losses)......                   --           13,193,351           30,204,045                155,834
                                             -------------------  -------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................                   --          (3,729,328)            1,813,537              (133,406)
                                             -------------------  -------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................                   --            9,464,023           32,017,582                 22,428
                                             -------------------  -------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (4,433,023)  $         8,136,440  $        27,961,543   $              4,725
                                             ===================  ===================  ====================  ====================

                                                                           MSF
                                                                     MET/DIMENSIONAL
                                                MSF MET/ARTISAN    INTERNATIONAL SMALL       MSF METLIFE          MSF METLIFE
                                                 MID CAP VALUE           COMPANY         ASSET ALLOCATION 20  ASSET ALLOCATION 40
                                                  SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                             -------------------  --------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            11,026  $             19,685   $         1,306,409  $         2,387,139
                                             -------------------  --------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               32,380                22,969               481,370            1,237,134
      Administrative charges...............                3,073                 1,879                26,644               42,663
                                             -------------------  --------------------  --------------------  -------------------
        Total expenses.....................               35,453                24,848               508,014            1,279,797
                                             -------------------  --------------------  --------------------  -------------------
          Net investment income (loss).....             (24,427)               (5,163)               798,395            1,107,342
                                             -------------------  --------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                   --                34,275             1,416,452            3,067,345
      Realized gains (losses) on sale of
        investments........................              128,424                14,325               398,325            2,001,202
                                             -------------------  --------------------  --------------------  -------------------
          Net realized gains (losses)......              128,424                48,600             1,814,777            5,068,547
                                             -------------------  --------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            (101,825)             (182,113)           (1,645,913)          (2,987,914)
                                             -------------------  --------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................               26,599             (133,513)               168,864            2,080,633
                                             -------------------  --------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $             2,172  $          (138,676)   $           967,259  $         3,187,975
                                             ===================  ====================  ====================  ===================



                                                  MSF METLIFE           MSF METLIFE
                                              ASSET ALLOCATION 60   ASSET ALLOCATION 80
                                                  SUBACCOUNT            SUBACCOUNT
                                             --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $         9,135,400   $         6,346,841
                                             --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            7,296,827             8,537,690
      Administrative charges...............              203,225               299,933
                                             --------------------  --------------------
        Total expenses.....................            7,500,052             8,837,623
                                             --------------------  --------------------
          Net investment income (loss).....            1,635,348           (2,490,782)
                                             --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........           17,148,909                    --
      Realized gains (losses) on sale of
        investments........................            8,462,196             7,761,969
                                             --------------------  --------------------
          Net realized gains (losses)......           25,611,105             7,761,969
                                             --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................          (7,002,792)            18,931,660
                                             --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................           18,608,313            26,693,629
                                             --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        20,243,661   $        24,202,847
                                             ====================  ====================

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced on April 29, 2013 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014



                                               MSF METLIFE MID     MSF METLIFE STOCK       MSF MFS TOTAL
                                               CAP STOCK INDEX           INDEX                RETURN            MSF MFS VALUE
                                                 SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           152,898  $        16,418,496   $       10,008,661  $         2,476,796
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              188,196           13,506,983            6,191,567            2,234,622
      Administrative charges...............                   --              283,403              456,879              149,821
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................              188,196           13,790,386            6,648,446            2,384,443
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....             (35,298)            2,628,110            3,360,215               92,353
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........              695,245           24,574,682                   --            6,980,679
      Realized gains (losses) on sale of
        investments........................              287,263           75,929,728           12,602,909            6,296,608
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......              982,508          100,504,410           12,602,909           13,277,287
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................              278,100            3,976,797           13,299,681            (201,912)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            1,260,608          104,481,207           25,902,590           13,075,375
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         1,225,310  $       107,109,317   $       29,262,805  $        13,167,728
                                             ===================  ===================  ===================  ===================


                                                  MSF MSCI            MSF NEUBERGER      MSF RUSSELL 2000     MSF T. ROWE PRICE
                                                 EAFE INDEX          BERMAN GENESIS            INDEX          LARGE CAP GROWTH
                                                 SUBACCOUNT            SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         1,631,855   $          269,774  $         1,365,627  $                --
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              731,922              988,168            1,382,856              856,881
      Administrative charges...............                2,014               49,877                5,150               68,224
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................              733,936            1,038,045            1,388,006              925,105
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....              897,919            (768,271)             (22,379)            (925,105)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                   --                   --            2,646,282            3,675,176
      Realized gains (losses) on sale of
        investments........................          (1,436,871)            3,037,646            4,647,243            4,020,066
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......          (1,436,871)            3,037,646            7,293,525            7,695,242
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (3,796,106)          (3,689,785)          (3,245,929)          (2,107,884)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................          (5,232,977)            (652,139)            4,047,596            5,587,358
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (4,335,058)   $      (1,420,410)  $         4,025,217  $         4,662,253
                                             ===================  ===================  ===================  ===================

                                                                    MSF WESTERN ASSET
                                              MSF T. ROWE PRICE   MANAGEMENT STRATEGIC
                                              SMALL CAP GROWTH     BOND OPPORTUNITIES
                                                 SUBACCOUNT            SUBACCOUNT
                                             -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $                --   $        2,281,256
                                             -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,519,594              651,486
      Administrative charges...............               50,295               61,352
                                             -------------------  --------------------
        Total expenses.....................            1,569,889              712,838
                                             -------------------  --------------------
          Net investment income (loss).....          (1,569,889)            1,568,418
                                             -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........            9,494,515                   --
      Realized gains (losses) on sale of
        investments........................            6,410,945              581,982
                                             -------------------  --------------------
          Net realized gains (losses)......           15,905,460              581,982
                                             -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................          (8,452,499)            (535,363)
                                             -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            7,452,961               46,619
                                             -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         5,883,072   $        1,615,037
                                             ===================  ====================

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced on April 29, 2013 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONCLUDED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014


                                               MSF WESTERN ASSET                             MSF WMC
                                                MANAGEMENT U.S.         MSF WMC            CORE EQUITY          PIONEER VCT
                                                  GOVERNMENT           BALANCED           OPPORTUNITIES        MID CAP VALUE
                                                  SUBACCOUNT          SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         2,055,969  $         5,258,337  $           562,231  $           188,619
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,320,951            3,300,964            1,664,888              463,988
      Administrative charges...............               90,778               16,460              132,960               42,726
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................            1,411,729            3,317,424            1,797,848              506,714
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....              644,240            1,940,913          (1,235,617)            (318,095)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                   --                   --            8,700,213            3,872,562
      Realized gains (losses) on sale of
        investments........................              151,558            9,187,107            4,414,699              870,614
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......              151,558            9,187,107           13,114,912            4,743,176
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................              740,716           11,946,452          (4,046,007)          (1,010,239)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................              892,274           21,133,559            9,068,905            3,732,937
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         1,536,514  $        23,074,472  $         7,833,288  $         3,414,842
                                             ===================  ===================  ===================  ===================


                                               PIONEER VCT REAL    TAP 1919 VARIABLE                          WELLS FARGO VT
                                                 ESTATE SHARES    RESPONSIVE BALANCED      UIF GROWTH         SMALL CAP VALUE
                                                  SUBACCOUNT          SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           235,315  $           368,725  $                --  $             9,649
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              182,372              545,650              111,981               32,864
      Administrative charges...............               15,356               16,129               10,426                2,044
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................              197,728              561,779              122,407               34,908
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....               37,587            (193,054)            (122,407)             (25,259)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........            1,003,049            4,898,778              473,425                   --
      Realized gains (losses) on sale of
        investments........................              263,613            1,420,300              856,000               77,628
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......            1,266,662            6,319,078            1,329,425               77,628
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            1,263,330          (2,848,392)            (894,036)               37,219
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            2,529,992            3,470,686              435,389              114,847
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         2,567,579  $         3,277,632  $           312,982  $            89,588
                                             ===================  ===================  ===================  ===================

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced on April 29, 2013 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                     STATEMENTS OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                                                             ALLIANCEBERNSTEIN GLOBAL
                                        ALGER CAPITAL APPRECIATION                THEMATIC GROWTH
                                                SUBACCOUNT                          SUBACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2014               2013              2014              2013
                                    -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $        (67,808)  $       (61,674)  $       (15,518)  $       (15,020)
   Net realized gains (losses)....            794,789           735,733            32,668            23,203
   Change in unrealized gains
     (losses) on investments......          (344,060)           261,276             9,377           156,146
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............            382,921           935,335            26,527           164,329
                                    -----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                853             2,099                --                --
   Net transfers (including fixed
     account).....................            249,204          (39,535)           (7,842)             6,009
   Contract charges...............              (764)             (771)             (207)             (280)
   Transfers for contract benefits
     and terminations.............          (626,937)         (834,098)          (87,937)         (147,135)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............          (377,644)         (872,305)          (95,986)         (141,406)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............              5,277            63,030          (69,459)            22,923
NET ASSETS:
   Beginning of year..............          3,363,995         3,300,965           901,277           878,354
                                    -----------------  ----------------  ----------------  ----------------
   End of year....................  $       3,369,272  $      3,363,995  $        831,818  $        901,277
                                    =================  ================  ================  ================


                                           AMERICAN FUNDS BOND            AMERICAN FUNDS GLOBAL GROWTH
                                               SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $         16,081  $           (36)  $      (780,925)  $      (702,459)
   Net realized gains (losses)....            47,545           188,519        23,013,407         9,516,429
   Change in unrealized gains
     (losses) on investments......           205,588         (552,432)      (21,669,707)        26,002,227
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............           269,214         (363,949)           562,775        34,816,197
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            29,846            46,654           672,311         1,104,190
   Net transfers (including fixed
     account).....................           149,067           446,383       (4,076,851)       (4,259,158)
   Contract charges...............           (2,904)           (3,367)          (21,160)          (25,749)
   Transfers for contract benefits
     and terminations.............       (1,395,574)       (3,052,108)      (23,577,388)      (24,204,925)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (1,219,565)       (2,562,438)      (27,003,088)      (27,385,642)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         (950,351)       (2,926,387)      (26,440,313)         7,430,555
NET ASSETS:
   Beginning of year..............         7,716,511        10,642,898       150,574,183       143,143,628
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $      6,766,160  $      7,716,511  $    124,133,870  $    150,574,183
                                    ================  ================  ================  ================

                                          AMERICAN FUNDS GLOBAL
                                          SMALL CAPITALIZATION                AMERICAN FUNDS GROWTH
                                               SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $       (49,570)  $       (26,558)  $    (3,023,184)  $    (2,686,873)
   Net realized gains (losses)....           325,406           199,709        39,194,840        17,489,309
   Change in unrealized gains
     (losses) on investments......         (247,183)           641,158      (17,668,571)        63,001,582
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............            28,653           814,309        18,503,085        77,804,018
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            14,195             9,564         1,756,998         2,741,028
   Net transfers (including fixed
     account).....................             4,930           116,517      (16,553,882)      (11,724,629)
   Contract charges...............           (1,155)           (1,351)          (47,557)          (57,633)
   Transfers for contract benefits
     and terminations.............         (817,157)         (657,464)      (55,260,756)      (52,827,432)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............         (799,187)         (532,734)      (70,105,197)      (61,868,666)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         (770,534)           281,575      (51,602,112)        15,935,352
NET ASSETS:
   Beginning of year..............         3,564,842         3,283,267       325,074,327       309,138,975
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $      2,794,308  $      3,564,842  $    273,472,215  $    325,074,327
                                    ================  ================  ================  ================


                                       AMERICAN FUNDS GROWTH-INCOME
                                                SUBACCOUNT
                                    ----------------------------------
                                          2014              2013
                                    ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $    (1,522,836)  $    (1,365,809)
   Net realized gains (losses)....        32,945,381        14,350,569
   Change in unrealized gains
     (losses) on investments......       (9,878,667)        60,371,095
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        21,543,878        73,355,855
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           681,238         1,144,786
   Net transfers (including fixed
     account).....................      (11,534,194)      (10,982,121)
   Contract charges...............          (41,725)          (49,429)
   Transfers for contract benefits
     and terminations.............      (47,080,308)      (45,466,316)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (57,974,989)      (55,353,080)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (36,431,111)        18,002,775
NET ASSETS:
   Beginning of year..............       279,010,804       261,008,029
                                    ----------------  ----------------
   End of year....................  $    242,579,693  $    279,010,804
                                    ================  ================

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced April 29, 2013 and began transactions in 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                                                                 DEUTSCHE II GOVERNMENT &
                                         DELAWARE VIP SMALL CAP VALUE                AGENCY SECURITIES
                                                  SUBACCOUNT                            SUBACCOUNT
                                      -----------------------------------  ------------------------------------
                                            2014               2013               2014              2013
                                      -----------------  ----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................  $        (14,374)  $         10,017  $             943  $          31,870
   Net realized gains (losses)......          2,459,883         1,151,245           (63,795)            101,593
   Change in unrealized gains
     (losses) on investments........        (1,772,697)         2,799,912            156,481          (352,166)
                                      -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............            672,812         3,961,174             93,629          (218,703)
                                      -----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........            186,240           641,543                180                 --
   Net transfers (including fixed
     account).......................          (620,438)         (121,583)          (117,190)              5,094
   Contract charges.................               (38)              (32)              (780)            (1,060)
   Transfers for contract benefits
     and terminations...............        (3,640,585)       (1,793,109)          (575,180)        (1,482,782)
                                      -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions................        (4,074,821)       (1,273,181)          (692,970)        (1,478,748)
                                      -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............        (3,402,009)         2,687,993          (599,341)        (1,697,451)
NET ASSETS:
   Beginning of year................         15,302,896        12,614,903          3,417,259          5,114,710
                                      -----------------  ----------------  -----------------  -----------------
   End of year......................  $      11,900,887  $     15,302,896  $       2,817,918  $       3,417,259
                                      =================  ================  =================  =================

                                                                               DREYFUS SOCIALLY RESPONSIBLE
                                        DEUTSCHE II SMALL MID CAP VALUE                   GROWTH
                                                  SUBACCOUNT                            SUBACCOUNT
                                      -----------------------------------  ------------------------------------
                                            2014               2013               2014               2013
                                      -----------------  ----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................  $       (103,579)  $       (91,502)  $         (8,118)  $         (5,958)
   Net realized gains (losses)......            472,496           132,685             76,092             19,377
   Change in unrealized gains
     (losses) on investments........          (165,170)         2,218,962              9,457            162,762
                                      -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............            203,747         2,260,145             77,431            176,181
                                      -----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........              3,781             6,709                 --                 --
   Net transfers (including fixed
     account).......................          (227,132)         (273,479)            (6,300)           (24,411)
   Contract charges.................            (1,545)           (1,883)              (140)              (138)
   Transfers for contract benefits
     and terminations...............        (1,771,218)       (1,721,998)           (26,383)           (22,902)
                                      -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions................        (1,996,114)       (1,990,651)           (32,823)           (47,451)
                                      -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............        (1,792,367)           269,494             44,608            128,730
NET ASSETS:
   Beginning of year................          8,094,382         7,824,888            710,335            581,605
                                      -----------------  ----------------  -----------------  -----------------
   End of year......................  $       6,302,015  $      8,094,382  $         754,943  $         710,335
                                      =================  ================  =================  =================

                                                                               FIDELITY VIP DYNAMIC CAPITAL
                                            FIDELITY VIP CONTRAFUND                    APPRECIATION
                                                  SUBACCOUNT                            SUBACCOUNT
                                      -----------------------------------  ------------------------------------
                                            2014               2013               2014              2013
                                      -----------------  ----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................  $     (1,789,621)  $    (1,491,143)  $        (27,756)  $        (29,651)
   Net realized gains (losses)......         17,149,717         6,283,965            248,087            344,239
   Change in unrealized gains
     (losses) on investments........          8,071,311        56,291,772           (23,087)            378,710
                                      -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         23,431,407        61,084,594            197,244            693,298
                                      -----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          4,737,557         5,970,944             20,370             33,034
   Net transfers (including fixed
     account).......................        (4,785,519)       (3,006,539)          (129,492)             49,455
   Contract charges.................           (81,633)          (86,875)              (277)              (325)
   Transfers for contract benefits
     and terminations...............       (37,662,885)      (32,802,301)          (320,740)          (459,633)
                                      -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions................       (37,792,480)      (29,924,771)          (430,139)          (377,469)
                                      -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............       (14,361,073)        31,159,823          (232,895)            315,829
NET ASSETS:
   Beginning of year................        255,326,876       224,167,053          2,445,391          2,129,562
                                      -----------------  ----------------  -----------------  -----------------
   End of year......................  $     240,965,803  $    255,326,876  $       2,212,496  $       2,445,391
                                      =================  ================  =================  =================


                                           FIDELITY VIP EQUITY-INCOME
                                                   SUBACCOUNT
                                      ------------------------------------
                                            2014                2013
                                      -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................  $       3,955,603  $       2,990,707
   Net realized gains (losses)......          7,303,249         18,571,307
   Change in unrealized gains
     (losses) on investments........          7,248,553         35,924,876
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         18,507,405         57,486,890
                                      -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          4,904,375          6,098,643
   Net transfers (including fixed
     account).......................        (3,437,424)        (4,270,403)
   Contract charges.................          (154,692)          (167,400)
   Transfers for contract benefits
     and terminations...............       (23,319,528)       (22,246,728)
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions................       (22,007,269)       (20,585,888)
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets...............        (3,499,864)         36,901,002
NET ASSETS:
   Beginning of year................        261,131,881        224,230,879
                                      -----------------  -----------------
   End of year......................  $     257,632,017  $     261,131,881
                                      =================  =================

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced April 29, 2013 and began transactions in 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                      FIDELITY VIP
                                      FUNDSMANAGER
                                           60%            FIDELITY VIP HIGH INCOME              FIDELITY VIP MID CAP
                                       SUBACCOUNT                SUBACCOUNT                          SUBACCOUNT
                                    ----------------  ----------------------------------  ---------------------------------
                                        2014 (a)            2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $        476,912  $      1,002,324  $      1,098,961  $    (4,057,007)  $   (3,267,439)
   Net realized gains (losses)....           386,873         (120,874)         (156,051)        16,091,297       44,925,295
   Change in unrealized gains
     (losses) on investments......         (721,035)         (850,052)           209,161           885,782       42,081,895
                                    ----------------  ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............           142,750            31,398         1,152,071        12,920,072       83,739,751
                                    ----------------  ----------------  ----------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        46,788,308           310,126           340,290         8,561,938        9,494,104
   Net transfers (including fixed
     account).....................            18,128         (163,272)         (676,878)       (8,380,799)      (7,457,674)
   Contract charges...............                --          (15,439)          (18,006)          (90,246)         (98,588)
   Transfers for contract benefits
     and terminations.............                --       (2,630,943)       (2,621,339)      (40,911,680)     (35,774,275)
                                    ----------------  ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............        46,806,436       (2,499,528)       (2,975,933)      (40,820,787)     (33,836,433)
                                    ----------------  ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets..............        46,949,186       (2,468,130)       (1,823,862)      (27,900,715)       49,903,318
NET ASSETS:
   Beginning of year..............                --        24,369,719        26,193,581       312,221,233      262,317,915
                                    ----------------  ----------------  ----------------  ----------------  ---------------
   End of year....................  $     46,949,186  $     21,901,589  $     24,369,719  $    284,320,518  $   312,221,233
                                    ================  ================  ================  ================  ===============



                                        FTVIPT FRANKLIN INCOME VIP       FTVIPT FRANKLIN MUTUAL SHARES VIP
                                                SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      1,181,246  $      1,779,806  $         69,870  $        103,024
   Net realized gains (losses)....         1,429,384           737,033         1,619,474         1,127,184
   Change in unrealized gains
     (losses) on investments......       (1,385,438)         1,769,151         (444,273)         4,865,272
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         1,225,192         4,285,990         1,245,071         6,095,480
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           327,060           257,722            32,379            84,976
   Net transfers (including fixed
     account).....................         (761,005)           796,177         (191,419)         (928,376)
   Contract charges...............           (5,839)           (6,625)           (8,292)           (9,934)
   Transfers for contract benefits
     and terminations.............       (9,588,499)       (7,070,723)       (5,430,241)       (6,472,234)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (10,028,283)       (6,023,449)       (5,597,573)       (7,325,568)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (8,803,091)       (1,737,459)       (4,352,502)       (1,230,088)
NET ASSETS:
   Beginning of year..............        36,879,662        38,617,121        25,274,641        26,504,729
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     28,076,571  $     36,879,662  $     20,922,139  $     25,274,641
                                    ================  ================  ================  ================


                                         FTVIPT FRANKLIN RISING              FTVIPT FRANKLIN SMALL-MID
                                              DIVIDENDS VIP                       CAP GROWTH VIP
                                               SUBACCOUNT                           SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2014              2013              2014               2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      (126,942)  $       (77,919)  $      (593,177)  $      (603,874)
   Net realized gains (losses)....         2,323,724         1,799,359         8,334,876         3,912,203
   Change in unrealized gains
     (losses) on investments......         (881,958)         3,422,567       (5,957,792)         7,106,109
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         1,314,824         5,144,007         1,783,907        10,414,438
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            51,753           269,464           298,737           306,814
   Net transfers (including fixed
     account).....................         (497,229)         2,390,768       (1,288,696)         (699,848)
   Contract charges...............           (5,811)           (7,124)          (10,168)          (11,579)
   Transfers for contract benefits
     and terminations.............       (4,686,100)       (3,915,791)       (5,568,700)       (5,438,244)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (5,137,387)       (1,262,683)       (6,568,827)       (5,842,857)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (3,822,563)         3,881,324       (4,784,920)         4,571,581
NET ASSETS:
   Beginning of year..............        24,118,817        20,237,493        36,768,267        32,196,686
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     20,296,254  $     24,118,817  $     31,983,347  $     36,768,267
                                    ================  ================  ================  ================

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced April 29, 2013 and began transactions in 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                           FTVIPT TEMPLETON DEVELOPING
                                                   MARKETS VIP                 FTVIPT TEMPLETON FOREIGN VIP
                                                   SUBACCOUNT                           SUBACCOUNT
                                      ------------------------------------  ------------------------------------
                                             2014               2013              2014               2013
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................  $          61,188  $         192,811  $          83,101  $         556,009
   Net realized gains (losses)......          (192,347)          (128,961)          3,404,938          2,544,926
   Change in unrealized gains
     (losses) on investments........        (1,908,799)          (644,865)       (14,127,812)         14,774,044
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        (2,039,958)          (581,015)       (10,639,773)         17,874,979
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          1,101,137          1,390,826          1,033,839          1,577,814
   Net transfers (including fixed
     account).......................          (625,698)        (1,211,921)            996,549        (4,574,417)
   Contract charges.................           (10,107)           (12,137)           (17,240)           (21,328)
   Transfers for contract benefits
     and terminations...............        (2,406,627)        (2,809,192)       (15,473,160)       (13,959,584)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions................        (1,941,295)        (2,642,424)       (13,460,012)       (16,977,515)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............        (3,981,253)        (3,223,439)       (24,099,785)            897,464
NET ASSETS:
   Beginning of year................         23,212,625         26,436,064         96,258,675         95,361,211
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $      19,231,372  $      23,212,625  $      72,158,890  $      96,258,675
                                      =================  =================  =================  =================


                                             INVESCO V.I. COMSTOCK           INVESCO V.I. DIVERSIFIED DIVIDEND
                                                  SUBACCOUNT                            SUBACCOUNT
                                      ------------------------------------  -----------------------------------
                                            2014               2013               2014               2013
                                      -----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................  $        (31,351)  $         (7,037)  $       (10,444)  $         (3,302)
   Net realized gains (losses)......            670,535            423,952           119,110            111,528
   Change in unrealized gains
     (losses) on investments........           (99,974)          1,972,850            34,690            264,409
                                      -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............            539,210          2,389,765           143,356            372,635
                                      -----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........                 --                 --                --                 --
   Net transfers (including fixed
     account).......................             29,872          (448,194)           (7,165)             20,008
   Contract charges.................            (1,042)            (1,385)             (110)              (134)
   Transfers for contract benefits
     and terminations...............        (1,970,712)        (1,485,504)         (240,004)          (288,448)
                                      -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions................        (1,941,882)        (1,935,083)         (247,279)          (268,574)
                                      -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets...............        (1,402,672)            454,682         (103,923)            104,061
NET ASSETS:
   Beginning of year................          8,281,585          7,826,903         1,508,707          1,404,646
                                      -----------------  -----------------  ----------------  -----------------
   End of year......................  $       6,878,913  $       8,281,585  $      1,404,784  $       1,508,707
                                      =================  =================  ================  =================


                                         INVESCO V.I. EQUITY AND INCOME      INVESCO V.I. GOVERNMENT SECURITIES
                                                   SUBACCOUNT                            SUBACCOUNT
                                      ------------------------------------  ------------------------------------
                                             2014               2013               2014               2013
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................  $        (97,191)  $       (156,130)  $         127,214  $         210,768
   Net realized gains (losses)......          8,926,729          5,245,140            (7,775)            124,407
   Change in unrealized gains
     (losses) on investments........        (4,021,112)         11,533,297            126,412        (1,015,023)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          4,808,426         16,622,307            245,851          (679,848)
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........            267,130            201,462                650              9,511
   Net transfers (including fixed
     account).......................              3,954        (1,010,257)          (249,475)          (754,815)
   Contract charges.................           (23,467)           (27,704)            (1,636)            (2,421)
   Transfers for contract benefits
     and terminations...............       (16,967,616)       (18,810,104)        (1,863,333)        (2,968,234)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions................       (16,719,999)       (19,646,603)        (2,113,794)        (3,715,959)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............       (11,911,573)        (3,024,296)        (1,867,943)        (4,395,807)
NET ASSETS:
   Beginning of year................         77,591,291         80,615,587         12,461,122         16,856,929
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $      65,679,718  $      77,591,291  $      10,593,179  $      12,461,122
                                      =================  =================  =================  =================


                                        INVESCO V.I. MANAGED VOLATILITY
                                                  SUBACCOUNT
                                      ------------------------------------
                                            2014               2013
                                      -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................  $          16,185  $          21,835
   Net realized gains (losses)......            184,696             66,653
   Change in unrealized gains
     (losses) on investments........            131,127             68,927
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............            332,008            157,415
                                      -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........              1,368              1,899
   Net transfers (including fixed
     account).......................             18,431            361,976
   Contract charges.................              (589)              (669)
   Transfers for contract benefits
     and terminations...............          (637,943)          (567,044)
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions................          (618,733)          (203,838)
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets...............          (286,725)           (46,423)
NET ASSETS:
   Beginning of year................          1,919,717          1,966,140
                                      -----------------  -----------------
   End of year......................  $       1,632,992  $       1,919,717
                                      =================  =================

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced April 29, 2013 and began transactions in 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013



                                       INVESCO V.I. S&P 500 INDEX             JANUS ASPEN ENTERPRISE
                                               SUBACCOUNT                           SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $       (15,072)  $       (10,977)  $      (201,105)  $      (161,273)
   Net realized gains (losses)....           273,768           230,896         2,221,151         1,516,095
   Change in unrealized gains
     (losses) on investments......          (29,791)           459,450         (652,260)         2,316,874
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........           228,905           679,369         1,367,786         3,671,696
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --                --           183,584           236,556
   Net transfers (including fixed
     account).....................          (52,937)            59,862         (263,253)         (804,603)
   Contract charges...............             (417)             (483)           (1,990)           (2,405)
   Transfers for contract benefits
     and terminations.............         (574,651)         (752,832)       (1,911,795)       (2,407,286)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions..............         (628,005)         (693,453)       (1,993,454)       (2,977,738)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............         (399,100)          (14,084)         (625,668)           693,958
NET ASSETS:
   Beginning of year..............         2,775,395         2,789,479        14,258,782        13,564,824
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $      2,376,295  $      2,775,395  $     13,633,114  $     14,258,782
                                    ================  ================  ================  ================


                                        JANUS ASPEN GLOBAL RESEARCH             JANUS ASPEN OVERSEAS
                                                SUBACCOUNT                           SUBACCOUNT
                                    -----------------------------------  -----------------------------------
                                          2014               2013               2014              2013
                                    ----------------  -----------------  -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $          4,172  $           5,879  $         826,558  $        920,235
   Net realized gains (losses)....            85,137             15,224          4,111,353       (1,006,092)
   Change in unrealized gains
     (losses) on investments......          (21,287)            228,557       (11,332,533)         6,383,285
                                    ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........            68,022            249,660        (6,394,622)         6,297,428
                                    ----------------  -----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            17,229             61,894          2,109,096         2,455,370
   Net transfers (including fixed
     account).....................             9,413           (20,896)        (2,685,274)       (4,937,327)
   Contract charges...............              (20)               (13)           (24,831)          (29,579)
   Transfers for contract benefits
     and terminations.............         (281,199)           (60,078)        (4,801,532)       (5,308,342)
                                    ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions..............         (254,577)           (19,093)        (5,402,541)       (7,819,878)
                                    ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets.............         (186,555)            230,567       (11,797,163)       (1,522,450)
NET ASSETS:
   Beginning of year..............         1,151,374            920,807         53,057,257        54,579,707
                                    ----------------  -----------------  -----------------  ----------------
   End of year....................  $        964,819  $       1,151,374  $      41,260,094  $     53,057,257
                                    ================  =================  =================  ================

                                       LMPVET CLEARBRIDGE VARIABLE          LMPVET CLEARBRIDGE VARIABLE
                                            AGGRESSIVE GROWTH                      APPRECIATION
                                               SUBACCOUNT                           SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $    (6,344,203)  $    (5,467,901)  $    (1,435,309)  $    (1,384,787)
   Net realized gains (losses)....        77,677,245        59,838,803        31,109,280        29,181,465
   Change in unrealized gains
     (losses) on investments......         4,969,052        98,193,520       (2,692,710)        51,555,173
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........        76,302,094       152,564,422        26,981,261        79,351,851
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         2,937,874         2,970,258         1,656,915         1,556,026
   Net transfers (including fixed
     account).....................      (11,497,692)      (11,474,702)       (3,054,149)       (4,330,210)
   Contract charges...............         (207,839)         (222,588)         (162,863)         (186,108)
   Transfers for contract benefits
     and terminations.............      (71,352,447)      (66,747,401)      (51,419,657)      (61,163,550)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions..............      (80,120,104)      (75,474,433)      (52,979,754)      (64,123,842)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............       (3,818,010)        77,089,989      (25,998,493)        15,228,009
NET ASSETS:
   Beginning of year..............       443,416,713       366,326,724       327,510,422       312,282,413
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    439,598,703  $    443,416,713  $    301,511,929  $    327,510,422
                                    ================  ================  ================  ================

                                        LMPVET CLEARBRIDGE VARIABLE
                                               EQUITY INCOME
                                                SUBACCOUNT
                                    -----------------------------------
                                          2014               2013
                                    ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $        173,291  $       (411,549)
   Net realized gains (losses)....         5,748,538          2,751,112
   Change in unrealized gains
     (losses) on investments......         6,791,944         24,482,520
                                    ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........        12,713,773         26,822,083
                                    ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           364,410            432,042
   Net transfers (including fixed
     account).....................       (1,671,672)          1,591,908
   Contract charges...............          (38,528)           (44,623)
   Transfers for contract benefits
     and terminations.............      (22,972,818)       (26,800,917)
                                    ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions..............      (24,318,608)       (24,821,590)
                                    ----------------  -----------------
     Net increase (decrease)
        in net assets.............      (11,604,835)          2,000,493
NET ASSETS:
   Beginning of year..............       125,813,040        123,812,547
                                    ----------------  -----------------
   End of year....................  $    114,208,205  $     125,813,040
                                    ================  =================

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced April 29, 2013 and began transactions in 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                       LMPVET CLEARBRIDGE VARIABLE         LMPVET CLEARBRIDGE VARIABLE
                                            LARGE CAP GROWTH                     LARGE CAP VALUE
                                               SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ---------------------------------
                                          2014              2013             2014              2013
                                    ----------------  ----------------  ---------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $    (1,141,442)  $    (1,163,135)  $       419,002  $        189,301
   Net realized gains (losses)....        20,915,708        18,285,670       16,119,908        11,005,877
   Change in unrealized gains
     (losses) on investments......       (8,183,281)        14,336,026      (3,205,797)        25,777,927
                                    ----------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        11,590,985        31,458,561       13,333,113        36,973,105
                                    ----------------  ----------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           604,927           528,912          751,108           797,314
   Net transfers (including fixed
     account).....................       (2,852,461)       (4,867,017)      (2,520,225)       (2,537,354)
   Contract charges...............          (28,670)          (33,068)         (56,455)          (63,883)
   Transfers for contract benefits
     and terminations.............      (15,652,999)      (16,851,432)     (18,842,134)      (22,545,401)
                                    ----------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (17,929,203)      (21,222,605)     (20,667,706)      (24,349,324)
                                    ----------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets..............       (6,338,218)        10,235,956      (7,334,593)        12,623,781
NET ASSETS:
   Beginning of year..............       108,269,810        98,033,854      143,905,517       131,281,736
                                    ----------------  ----------------  ---------------  ----------------
   End of year....................  $    101,931,592  $    108,269,810  $   136,570,924  $    143,905,517
                                    ================  ================  ===============  ================

                                       LMPVET CLEARBRIDGE VARIABLE         LMPVET CLEARBRIDGE VARIABLE
                                              MID CAP CORE                      SMALL CAP GROWTH
                                               SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ---------------------------------
                                          2014              2013              2014             2013
                                    ----------------  ----------------  ---------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      (588,576)  $      (660,165)  $   (1,025,968)  $    (1,031,135)
   Net realized gains (losses)....         5,237,682         5,488,291       12,724,657         9,493,628
   Change in unrealized gains
     (losses) on investments......       (2,272,504)         7,556,899     (10,875,143)        15,673,658
                                    ----------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         2,376,602        12,385,025          823,546        24,136,151
                                    ----------------  ----------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            59,521            14,930          579,651           646,305
   Net transfers (including fixed
     account).....................         (639,659)       (1,142,422)      (2,485,673)         1,447,636
   Contract charges...............          (12,016)          (14,866)         (17,828)          (21,159)
   Transfers for contract benefits
     and terminations.............       (5,982,467)       (7,163,372)     (12,335,622)       (8,700,737)
                                    ----------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (6,574,621)       (8,305,730)     (14,259,472)       (6,627,955)
                                    ----------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets..............       (4,198,019)         4,079,295     (13,435,926)        17,508,196
NET ASSETS:
   Beginning of year..............        42,887,469        38,808,174       74,135,000        56,626,804
                                    ----------------  ----------------  ---------------  ----------------
   End of year....................  $     38,689,450  $     42,887,469  $    60,699,074  $     74,135,000
                                    ================  ================  ===============  ================

                                         LMPVET VARIABLE LIFESTYLE          LMPVET VARIABLE LIFESTYLE
                                              ALLOCATION 50%                     ALLOCATION 70%
                                                SUBACCOUNT                         SUBACCOUNT
                                    ----------------------------------  ---------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $        567,482  $        333,145  $        163,685  $        36,496
   Net realized gains (losses)....         2,647,354         2,142,077         1,291,309        1,038,914
   Change in unrealized gains
     (losses) on investments......       (1,021,670)         6,414,130         (113,990)        6,489,221
                                    ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............         2,193,166         8,889,352         1,341,004        7,564,631
                                    ----------------  ----------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           182,863           168,948           108,554          125,427
   Net transfers (including fixed
     account).....................         (921,343)           785,577         (140,744)        (619,699)
   Contract charges...............          (32,847)          (46,080)          (31,960)         (36,217)
   Transfers for contract benefits
     and terminations.............      (10,252,857)      (12,794,643)       (5,289,021)      (6,427,477)
                                    ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (11,024,184)      (11,886,198)       (5,353,171)      (6,957,966)
                                    ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets..............       (8,831,018)       (2,996,846)       (4,012,167)          606,665
NET ASSETS:
   Beginning of year..............        67,949,518        70,946,364        41,240,143       40,633,478
                                    ----------------  ----------------  ----------------  ---------------
   End of year....................  $     59,118,500  $     67,949,518  $     37,227,976  $    41,240,143
                                    ================  ================  ================  ===============

                                         LMPVET VARIABLE LIFESTYLE
                                              ALLOCATION 85%
                                                SUBACCOUNT
                                    ----------------------------------
                                          2014              2013
                                    ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $         76,218  $         50,510
   Net realized gains (losses)....         1,593,598           642,074
   Change in unrealized gains
     (losses) on investments......         (859,564)         5,044,254
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............           810,252         5,736,838
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            56,471            60,613
   Net transfers (including fixed
     account).....................         (217,830)         (132,861)
   Contract charges...............          (24,844)          (27,920)
   Transfers for contract benefits
     and terminations.............       (2,962,639)       (4,162,971)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (3,148,842)       (4,263,139)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (2,338,590)         1,473,699
NET ASSETS:
   Beginning of year..............        26,611,146        25,137,447
                                    ----------------  ----------------
   End of year....................  $     24,272,556  $     26,611,146
                                    ================  ================

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced April 29, 2013 and began transactions in 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                       LMPVIT WESTERN ASSET VARIABLE       LMPVIT WESTERN ASSET VARIABLE
                                          GLOBAL HIGH YIELD BOND                    HIGH INCOME
                                                SUBACCOUNT                          SUBACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2014               2013              2014              2013
                                    -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $         410,043  $        370,088  $      4,558,323  $      5,232,450
   Net realized gains (losses)....             46,639            85,940         (975,823)       (1,300,022)
   Change in unrealized gains
     (losses) on investments......          (656,927)          (18,528)       (4,813,613)         3,447,105
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............          (200,245)           437,500       (1,231,113)         7,379,533
                                    -----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........              5,071            34,058           211,946           297,766
   Net transfers (including fixed
     account).....................          (155,586)             7,198         1,018,588          (56,969)
   Contract charges...............              (894)           (1,180)          (24,786)          (29,994)
   Transfers for contract benefits
     and terminations.............        (1,519,382)       (1,980,939)      (16,235,964)      (19,568,606)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............        (1,670,791)       (1,940,863)      (15,030,216)      (19,357,803)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        (1,871,036)       (1,503,363)      (16,261,329)      (11,978,270)
NET ASSETS:
   Beginning of year..............          9,465,032        10,968,395        94,954,012       106,932,282
                                    -----------------  ----------------  ----------------  ----------------
   End of year....................  $       7,593,996  $      9,465,032  $     78,692,683  $     94,954,012
                                    =================  ================  ================  ================

                                      MIST AMERICAN FUNDS BALANCED             MIST AMERICAN FUNDS
                                               ALLOCATION                       GROWTH ALLOCATION
                                               SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $         21,102  $         19,743  $         10,314  $          7,947
   Net realized gains (losses)....           430,165           209,460           635,983           198,329
   Change in unrealized gains
     (losses) on investments......         (239,127)           258,246         (442,995)           427,722
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............           212,140           487,449           203,302           633,998
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           354,091           778,188           501,581           639,408
   Net transfers (including fixed
     account).....................           365,337           424,697           135,543           472,495
   Contract charges...............              (81)              (52)             (202)              (58)
   Transfers for contract benefits
     and terminations.............         (442,739)         (250,786)         (663,436)         (224,704)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............           276,608           952,047          (26,514)           887,141
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............           488,748         1,439,496           176,788         1,521,139
NET ASSETS:
   Beginning of year..............         3,871,348         2,431,852         3,542,062         2,020,923
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $      4,360,096  $      3,871,348  $      3,718,850  $      3,542,062
                                    ================  ================  ================  ================

                                           MIST AMERICAN FUNDS
                                           MODERATE ALLOCATION              MIST BLACKROCK HIGH YIELD
                                               SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $         18,693  $         21,675  $      5,547,866  $      6,865,780
   Net realized gains (losses)....           271,799           162,188         6,270,603         5,365,353
   Change in unrealized gains
     (losses) on investments......         (144,025)           105,616       (9,312,170)       (2,490,150)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............           146,467           289,479         2,506,299         9,740,983
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           360,406           442,522         2,650,862         1,837,669
   Net transfers (including fixed
     account).....................            92,334           358,383       (1,145,017)       (1,510,013)
   Contract charges...............             (229)             (227)          (39,560)          (46,039)
   Transfers for contract benefits
     and terminations.............         (453,418)         (405,416)      (22,718,789)      (19,432,058)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............             (907)           395,262      (21,252,504)      (19,150,441)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............           145,560           684,741      (18,746,205)       (9,409,458)
NET ASSETS:
   Beginning of year..............         2,718,823         2,034,082       123,385,092       132,794,550
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $      2,864,383  $      2,718,823  $    104,638,887  $    123,385,092
                                    ================  ================  ================  ================


                                      MIST CLARION GLOBAL REAL ESTATE
                                                SUBACCOUNT
                                    ----------------------------------
                                          2014              2013
                                    ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $         89,274  $      4,224,262
   Net realized gains (losses)....         (747,770)       (1,846,045)
   Change in unrealized gains
     (losses) on investments......         9,172,613         (625,710)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         8,514,117         1,752,507
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         2,280,938         1,743,786
   Net transfers (including fixed
     account).....................        10,100,102           273,938
   Contract charges...............          (26,951)          (24,835)
   Transfers for contract benefits
     and terminations.............      (12,136,785)      (10,682,405)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............           217,304       (8,689,516)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............         8,731,421       (6,937,009)
NET ASSETS:
   Beginning of year..............        69,115,555        76,052,564
                                    ----------------  ----------------
   End of year....................  $     77,846,976  $     69,115,555
                                    ================  ================

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced April 29, 2013 and began transactions in 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                       MIST CLEARBRIDGE AGGRESSIVE              MIST HARRIS OAKMARK
                                                 GROWTH                            INTERNATIONAL
                                               SUBACCOUNT                           SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $    (5,309,660)  $       (74,618)  $        793,611  $        857,636
   Net realized gains (losses)....         4,893,061           318,260         9,550,559         2,841,710
   Change in unrealized gains
     (losses) on investments......        71,822,294         1,389,657      (15,797,553)        15,797,358
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        71,405,695         1,633,299       (5,453,383)        19,496,704
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         6,823,691           142,560         1,099,962         1,245,509
   Net transfers (including fixed
     account).....................       571,847,123         1,976,535         (518,031)         4,727,338
   Contract charges...............         (355,710)             (409)          (14,907)          (17,408)
   Transfers for contract benefits
     and terminations.............      (40,990,676)         (882,892)      (10,858,348)      (12,494,482)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       537,324,428         1,235,794      (10,291,324)       (6,539,043)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       608,730,123         2,869,093      (15,744,707)        12,957,661
NET ASSETS:
   Beginning of year..............         5,944,351         3,075,258        83,400,611        70,442,950
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    614,674,474  $      5,944,351  $     67,655,904  $     83,400,611
                                    ================  ================  ================  ================


                                          MIST INVESCO COMSTOCK            MIST INVESCO MID CAP VALUE
                                               SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ---------------------------------
                                          2014              2013              2014             2013
                                    ----------------  ----------------  ---------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $    (2,195,186)  $      (873,696)  $     (743,905)  $      (653,759)
   Net realized gains (losses)....        18,851,038        19,321,109       11,739,485         1,338,194
   Change in unrealized gains
     (losses) on investments......            35,646        26,261,120      (6,825,511)        14,230,313
                                    ----------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        16,691,498        44,708,533        4,170,069        14,914,748
                                    ----------------  ----------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           837,907           993,565          210,118           295,652
   Net transfers (including fixed
     account).....................        96,962,170       (5,625,364)      (1,234,874)       (1,353,139)
   Contract charges...............          (90,105)          (62,529)          (8,270)          (10,141)
   Transfers for contract benefits
     and terminations.............      (40,018,101)      (31,017,357)     (12,205,598)       (9,461,977)
                                    ----------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............        57,691,871      (35,711,685)     (13,238,624)      (10,529,605)
                                    ----------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets..............        74,383,369         8,996,848      (9,068,555)         4,385,143
NET ASSETS:
   Beginning of year..............       159,177,699       150,180,851       61,479,507        57,094,364
                                    ----------------  ----------------  ---------------  ----------------
   End of year....................  $    233,561,068  $    159,177,699  $    52,410,952  $     61,479,507
                                    ================  ================  ===============  ================


                                       MIST INVESCO SMALL CAP GROWTH       MIST JPMORGAN SMALL CAP VALUE
                                                SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      (245,154)  $      (183,094)  $       (69,519)  $      (117,473)
   Net realized gains (losses)....         2,591,378         1,654,287         2,186,367           864,407
   Change in unrealized gains
     (losses) on investments......       (1,481,220)         2,800,712       (1,720,767)         2,738,943
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............           865,004         4,271,905           396,081         3,485,877
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           227,878           223,226           224,590           274,037
   Net transfers (including fixed
     account).....................           448,919           721,588           381,325         (131,385)
   Contract charges...............           (3,022)           (3,154)           (3,163)           (3,396)
   Transfers for contract benefits
     and terminations.............       (2,489,851)       (1,605,531)       (1,577,144)       (1,608,645)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (1,816,076)         (663,871)         (974,392)       (1,469,389)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         (951,072)         3,608,034         (578,311)         2,016,488
NET ASSETS:
   Beginning of year..............        15,149,420        11,541,386        13,918,317        11,901,829
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     14,198,348  $     15,149,420  $     13,340,006  $     13,918,317
                                    ================  ================  ================  ================


                                     MIST LOOMIS SAYLES GLOBAL MARKETS
                                                SUBACCOUNT
                                    -----------------------------------
                                          2014              2013
                                    ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      1,667,240  $      2,138,480
   Net realized gains (losses)....         4,680,338         4,174,369
   Change in unrealized gains
     (losses) on investments......       (2,489,378)        16,907,180
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         3,858,200        23,220,029
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         2,690,830         3,266,257
   Net transfers (including fixed
     account).....................       (3,060,406)       (4,642,898)
   Contract charges...............          (89,938)          (98,928)
   Transfers for contract benefits
     and terminations.............      (15,043,771)      (16,403,169)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (15,503,285)      (17,878,738)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (11,645,085)         5,341,291
NET ASSETS:
   Beginning of year..............       160,979,990       155,638,699
                                    ----------------  ----------------
   End of year....................  $    149,334,905  $    160,979,990
                                    ================  ================

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced April 29, 2013 and began transactions in 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013



                                           MIST LORD ABBETT BOND              MIST MET/EATON VANCE
                                                 DEBENTURE                        FLOATING RATE
                                                SUBACCOUNT                         SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      1,877,283  $      2,673,205  $         78,882  $         93,550
   Net realized gains (losses)....         2,072,147         1,233,068           (1,436)            17,844
   Change in unrealized gains
     (losses) on investments......       (2,360,131)         (828,173)         (128,296)          (45,103)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         1,589,299         3,078,100          (50,850)            66,291
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           333,156           346,794            22,671            83,011
   Net transfers (including fixed
     account).....................         2,057,777         (852,846)         (361,983)         3,375,711
   Contract charges...............          (10,746)          (12,515)             (103)             (152)
   Transfers for contract benefits
     and terminations.............       (8,528,528)       (8,981,804)         (517,994)         (951,263)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (6,148,341)       (9,500,371)         (857,409)         2,507,307
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (4,559,042)       (6,422,271)         (908,259)         2,573,598
NET ASSETS:
   Beginning of year..............        45,642,592        52,064,863         5,050,875         2,477,277
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     41,083,550  $     45,642,592  $      4,142,616  $      5,050,875
                                    ================  ================  ================  ================

                                                                          MIST METLIFE
                                                                           MULTI-INDEX
                                    MIST METLIFE ASSET ALLOCATION 100     TARGETED RISK      MIST METLIFE SMALL CAP VALUE
                                               SUBACCOUNT                  SUBACCOUNT                 SUBACCOUNT
                                    ----------------------------------  ----------------  ----------------------------------
                                          2014              2013            2014 (b)             2014             2013
                                    ----------------  ---------------   ----------------   ---------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      (337,358)  $     (291,949)   $           (30)   $   (1,864,408)  $      (679,616)
   Net realized gains (losses)....         2,105,016          839,855                 50         9,851,929         2,842,323
   Change in unrealized gains
     (losses) on investments......           702,228       14,374,112                299       (7,954,172)        33,150,522
                                    ----------------  ---------------   ----------------   ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         2,469,886       14,922,018                319            33,349        35,313,229
                                    ----------------  ---------------   ----------------   ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         2,647,941        2,657,946              5,066         2,310,136         2,791,180
   Net transfers (including fixed
     account).....................       (1,848,074)           67,670              7,732       (2,855,214)       (5,549,253)
   Contract charges...............          (57,682)         (59,097)                 --          (51,822)          (59,044)
   Transfers for contract benefits
     and terminations.............       (6,217,658)      (5,336,373)              (693)      (18,397,297)      (17,786,276)
                                    ----------------  ---------------   ----------------   ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (5,475,473)      (2,669,854)             12,105      (18,994,197)      (20,603,393)
                                    ----------------  ---------------   ----------------   ---------------  ----------------
     Net increase (decrease)
       in net assets..............       (3,005,587)       12,252,164             12,424      (18,960,848)        14,709,836
NET ASSETS:
   Beginning of year..............        66,836,972       54,584,808                 --       139,708,195       124,998,359
                                    ----------------  ---------------   ----------------   ---------------  ----------------
   End of year....................  $     63,831,385  $    66,836,972   $         12,424   $   120,747,347  $    139,708,195
                                    ================  ===============   ================   ===============  ================


                                         MIST MFS EMERGING MARKETS
                                                  EQUITY                 MIST MFS RESEARCH INTERNATIONAL
                                                SUBACCOUNT                         SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      (610,670)  $      (403,905)  $        633,897  $      1,011,603
   Net realized gains (losses)....           117,322           589,139           396,955         (663,165)
   Change in unrealized gains
     (losses) on investments......       (3,870,947)       (4,852,078)       (7,907,774)        14,671,944
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (4,364,295)       (4,666,844)       (6,876,922)        15,020,382
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           194,774           288,367           608,065           869,585
   Net transfers (including fixed
     account).....................         9,819,475           120,674         (515,453)       (2,058,523)
   Contract charges...............          (12,834)          (10,359)          (36,430)          (44,184)
   Transfers for contract benefits
     and terminations.............      (10,475,666)      (10,203,377)      (13,717,217)      (15,278,299)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............         (474,251)       (9,804,695)      (13,661,035)      (16,511,421)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (4,838,546)      (14,471,539)      (20,537,957)       (1,491,039)
NET ASSETS:
   Beginning of year..............        58,259,362        72,730,901        92,815,172        94,306,211
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     53,420,816  $     58,259,362  $     72,277,215  $     92,815,172
                                    ================  ================  ================  ================

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced April 29, 2013 and began transactions in 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                        MIST MORGAN STANLEY MID CAP
                                                  GROWTH                 MIST OPPENHEIMER GLOBAL EQUITY
                                                SUBACCOUNT                         SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      (225,678)  $      (137,845)  $    (1,355,835)  $      1,741,345
   Net realized gains (losses)....         1,245,152           808,283        24,614,829         8,061,157
   Change in unrealized gains
     (losses) on investments......       (1,136,296)         3,425,665      (19,748,974)        72,325,448
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         (116,822)         4,096,103         3,510,020        82,127,950
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            34,221           200,040         8,075,281         7,397,218
   Net transfers (including fixed
     account).....................           109,937         (277,302)       (4,519,418)        31,931,652
   Contract charges...............           (1,384)           (1,778)         (145,634)         (162,927)
   Transfers for contract benefits
     and terminations.............       (2,532,989)       (1,844,731)      (51,036,350)      (42,157,196)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (2,390,215)       (1,923,771)      (47,626,121)       (2,991,253)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (2,507,037)         2,172,332      (44,116,101)        79,136,697
NET ASSETS:
   Beginning of year..............        14,243,583        12,071,251       395,783,735       316,647,038
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     11,736,546  $     14,243,583  $    351,667,634  $    395,783,735
                                    ================  ================  ================  ================

                                      MIST PIMCO INFLATION PROTECTED
                                                   BOND                       MIST PIMCO TOTAL RETURN
                                                SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                         2014               2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $        116,627  $        868,664  $      1,914,248  $      9,036,880
   Net realized gains (losses)....       (1,454,822)         4,185,450         2,956,590        12,250,236
   Change in unrealized gains
     (losses) on investments......         2,626,174      (15,986,354)         1,916,125      (33,638,868)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         1,287,979      (10,932,240)         6,786,963      (12,351,752)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,910,548         2,015,048         3,145,517         5,197,974
   Net transfers (including fixed
     account).....................       (1,008,189)      (16,432,561)       (8,641,979)      (18,542,538)
   Contract charges...............          (16,474)          (21,960)          (60,783)          (74,283)
   Transfers for contract benefits
     and terminations.............      (13,246,441)      (15,172,246)      (53,268,923)      (56,109,482)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (12,360,556)      (29,611,719)      (58,826,168)      (69,528,329)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (11,072,577)      (40,543,959)      (52,039,205)      (81,880,081)
NET ASSETS:
   Beginning of year..............        76,820,088       117,364,047       296,027,272       377,907,353
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     65,747,511  $     76,820,088  $    243,988,067  $    296,027,272
                                    ================  ================  ================  ================


                                            MIST PIONEER FUND             MIST PIONEER STRATEGIC INCOME
                                               SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $         58,001  $      1,024,655  $      5,693,564  $      6,858,819
   Net realized gains (losses)....        18,403,137         2,852,216         5,336,362         6,280,542
   Change in unrealized gains
     (losses) on investments......      (13,134,410)        12,295,148       (6,075,435)      (13,611,818)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         5,326,728        16,172,019         4,954,491         (472,457)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           368,986           518,310         1,033,567         1,919,214
   Net transfers (including fixed
     account).....................         (455,297)       (1,951,734)         3,523,782       (1,771,635)
   Contract charges...............          (22,093)          (25,848)          (39,740)          (48,095)
   Transfers for contract benefits
     and terminations.............       (9,676,245)       (8,920,122)      (33,136,761)      (37,750,587)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (9,784,649)      (10,379,394)      (28,619,152)      (37,651,103)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (4,457,921)         5,792,625      (23,664,661)      (38,123,560)
NET ASSETS:
   Beginning of year..............        62,232,308        56,439,683       175,717,234       213,840,794
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     57,774,387  $     62,232,308  $    152,052,573  $    175,717,234
                                    ================  ================  ================  ================


                                         MIST PYRAMIS MANAGED RISK
                                                SUBACCOUNT
                                    ----------------------------------
                                          2014            2013 (c)
                                    ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $           (31)  $             10
   Net realized gains (losses)....                10                23
   Change in unrealized gains
     (losses) on investments......               334               (4)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............               313                29
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........             3,454               223
   Net transfers (including fixed
     account).....................             6,405             1,117
   Contract charges...............                --                --
   Transfers for contract benefits
     and terminations.............               (2)                --
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............             9,857             1,340
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............            10,170             1,369
NET ASSETS:
   Beginning of year..............             1,369                --
                                    ----------------  ----------------
   End of year....................  $         11,539  $          1,369
                                    ================  ================

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced April 29, 2013 and began transactions in 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                          MIST SSGA GROWTH AND
                                               INCOME ETF                    MIST SSGA GROWTH ETF
                                               SUBACCOUNT                         SUBACCOUNT
                                    ---------------------------------  ---------------------------------
                                          2014              2013             2014              2013
                                    ----------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      1,272,978  $     1,591,659  $      1,032,048  $     1,316,177
   Net realized gains (losses)....         9,718,880        4,722,848        12,475,048        7,365,285
   Change in unrealized gains
     (losses) on investments......       (5,382,431)        7,409,087       (7,094,523)       15,207,254
                                    ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............         5,609,427       13,723,594         6,412,573       23,888,716
                                    ----------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         3,291,442        3,555,724         4,770,393        5,201,906
   Net transfers (including fixed
     account).....................       (3,457,828)      (2,634,069)       (4,069,039)      (3,728,747)
   Contract charges...............         (134,293)        (144,229)         (163,551)        (175,104)
   Transfers for contract benefits
     and terminations.............      (10,827,632)      (9,581,040)      (13,135,245)     (10,900,508)
                                    ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (11,128,311)      (8,803,614)      (12,597,442)      (9,602,453)
                                    ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets..............       (5,518,884)        4,919,980       (6,184,869)       14,286,263
NET ASSETS:
   Beginning of year..............       128,281,207      123,361,227       163,090,332      148,804,069
                                    ----------------  ---------------  ----------------  ---------------
   End of year....................  $    122,762,323  $   128,281,207  $    156,905,463  $   163,090,332
                                    ================  ===============  ================  ===============

                                      MIST T. ROWE PRICE LARGE CAP        MIST T. ROWE PRICE MID CAP
                                                  VALUE                             GROWTH
                                               SUBACCOUNT                         SUBACCOUNT
                                    ---------------------------------  ---------------------------------
                                          2014              2013             2014              2013
                                    ----------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $    (3,886,097)  $     (278,413)  $       (43,276)  $      (47,017)
   Net realized gains (losses)....        10,761,897        2,616,256           472,908          431,671
   Change in unrealized gains
     (losses) on investments......        35,231,043       31,565,291         (215,454)          440,352
                                    ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............        42,106,843       33,903,134           214,178          825,006
                                    ----------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         5,318,282        1,901,959               988            1,590
   Net transfers (including fixed
     account).....................       321,932,902      (3,051,520)            44,904         (41,837)
   Contract charges...............         (156,122)         (28,233)             (821)            (415)
   Transfers for contract benefits
     and terminations.............      (55,536,257)     (19,107,183)         (809,873)        (951,695)
                                    ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       271,558,805     (20,284,977)         (764,802)        (992,357)
                                    ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets..............       313,665,648       13,618,157         (550,624)        (167,351)
NET ASSETS:
   Beginning of year..............       129,704,910      116,086,753         2,644,910        2,812,261
                                    ----------------  ---------------  ----------------  ---------------
   End of year....................  $    443,370,558  $   129,704,910  $      2,094,286  $     2,644,910
                                    ================  ===============  ================  ===============


                                       MIST WMC LARGE CAP RESEARCH      MORGAN STANLEY MULTI CAP GROWTH
                                               SUBACCOUNT                         SUBACCOUNT
                                    ---------------------------------  ---------------------------------
                                          2014              2013             2014              2013
                                    ----------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      (356,278)  $     (130,436)  $       (24,538)  $      (22,877)
   Net realized gains (losses)....         2,663,157          803,734           293,692          136,590
   Change in unrealized gains
     (losses) on investments......         2,964,427       12,259,377         (242,199)          329,155
                                    ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............         5,271,306       12,932,675            26,955          442,868
                                    ----------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           182,796          276,426                --               --
   Net transfers (including fixed
     account).....................       (1,100,153)          419,030         (109,932)         (67,387)
   Contract charges...............          (29,206)         (31,920)              (74)             (89)
   Transfers for contract benefits
     and terminations.............       (8,133,010)      (6,273,031)         (213,345)        (217,956)
                                    ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (9,079,573)      (5,609,495)         (323,351)        (285,432)
                                    ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets..............       (3,808,267)        7,323,180         (296,396)          157,436
NET ASSETS:
   Beginning of year..............        50,072,685       42,749,505         1,210,400        1,052,964
                                    ----------------  ---------------  ----------------  ---------------
   End of year....................  $     46,264,418  $    50,072,685  $        914,004  $     1,210,400
                                    ================  ===============  ================  ===============

                                       MSF BARCLAYS AGGREGATE BOND
                                                  INDEX
                                               SUBACCOUNT
                                    ---------------------------------
                                          2014              2013
                                    ----------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      1,449,300  $     2,128,832
   Net realized gains (losses)....           204,642          355,080
   Change in unrealized gains
     (losses) on investments......         1,888,378      (5,641,109)
                                    ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............         3,542,320      (3,157,197)
                                    ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,673,531        1,979,916
   Net transfers (including fixed
     account).....................       (1,472,554)      (4,156,814)
   Contract charges...............          (47,252)         (55,216)
   Transfers for contract benefits
     and terminations.............       (8,611,027)      (9,031,615)
                                    ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (8,457,302)     (11,263,729)
                                    ----------------  ---------------
     Net increase (decrease)
       in net assets..............       (4,914,982)     (14,420,926)
NET ASSETS:
   Beginning of year..............        80,759,985       95,180,911
                                    ----------------  ---------------
   End of year....................  $     75,845,003  $    80,759,985
                                    ================  ===============

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced April 29, 2013 and began transactions in 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                                                              MSF BLACKROCK CAPITAL
                                         MSF BLACKROCK BOND INCOME                APPRECIATION
                                                SUBACCOUNT                         SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      3,425,995  $      5,101,503  $    (2,701,625)  $    (1,130,563)
   Net realized gains (losses)....         1,294,032         7,173,998        19,554,610        17,851,710
   Change in unrealized gains
     (losses) on investments......         4,747,555      (17,284,665)       (2,920,337)        40,510,171
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         9,467,582       (5,009,164)        13,932,648        57,231,318
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,289,409         1,702,649         1,342,795         1,625,768
   Net transfers (including fixed
     account).....................         3,715,103       (3,772,509)       (4,727,628)       (6,871,007)
   Contract charges...............          (52,307)          (62,756)          (74,148)          (85,175)
   Transfers for contract benefits
     and terminations.............      (28,780,599)      (34,807,674)      (27,132,405)      (30,848,702)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (23,828,394)      (36,940,290)      (30,591,386)      (36,179,116)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (14,360,812)      (41,949,454)      (16,658,738)        21,052,202
NET ASSETS:
   Beginning of year..............       185,528,381       227,477,835       218,130,450       197,078,248
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    171,167,569  $    185,528,381  $    201,471,712  $    218,130,450
                                    ================  ================  ================  ================


                                       MSF BLACKROCK LARGE CAP VALUE        MSF BLACKROCK MONEY MARKET
                                                SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $       (91,484)  $       (92,004)  $    (4,433,023)  $    (5,141,532)
   Net realized gains (losses)....         3,170,397           729,245                --                --
   Change in unrealized gains
     (losses) on investments......       (2,004,706)         3,319,124                --                --
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         1,074,207         3,956,365       (4,433,023)       (5,141,532)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           183,661           188,897         7,289,711         9,429,447
   Net transfers (including fixed
     account).....................         (522,036)         (514,493)       120,819,674       148,394,164
   Contract charges...............           (3,220)           (3,867)         (139,686)         (151,728)
   Transfers for contract benefits
     and terminations.............       (3,258,750)       (2,777,332)     (169,584,123)     (184,717,643)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (3,600,345)       (3,106,795)      (41,614,424)      (27,045,760)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (2,526,138)           849,570      (46,047,447)      (32,187,292)
NET ASSETS:
   Beginning of year..............        15,413,317        14,563,747       306,076,669       338,263,961
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     12,887,179  $     15,413,317  $    260,029,222  $    306,076,669
                                    ================  ================  ================  ================


                                        MSF FRONTIER MID CAP GROWTH             MSF JENNISON GROWTH
                                                SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $    (1,327,583)  $      (258,524)  $    (4,056,039)  $    (3,105,136)
   Net realized gains (losses)....        13,193,351         6,964,676        30,204,045         8,299,160
   Change in unrealized gains
     (losses) on investments......       (3,729,328)        17,227,251         1,813,537        98,217,431
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         8,136,440        23,933,403        27,961,543       103,411,455
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           482,021           989,772         5,685,469         6,162,682
   Net transfers (including fixed
     account).....................       (1,807,566)         (971,012)         4,693,745      (11,980,284)
   Contract charges...............          (50,978)          (57,802)         (239,419)         (254,893)
   Transfers for contract benefits
     and terminations.............      (12,102,250)      (13,468,216)      (39,162,759)      (37,129,065)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (13,478,773)      (13,507,258)      (29,022,964)      (43,201,560)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (5,342,333)        10,426,145       (1,061,421)        60,209,895
NET ASSETS:
   Beginning of year..............        93,792,080        83,365,935       377,320,708       317,110,813
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     88,449,747  $     93,792,080  $    376,259,287  $    377,320,708
                                    ================  ================  ================  ================


                                     MSF LOOMIS SAYLES SMALL CAP CORE
                                                SUBACCOUNT
                                    ----------------------------------
                                          2014              2013
                                    ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $       (17,703)  $       (15,771)
   Net realized gains (losses)....           155,834           208,810
   Change in unrealized gains
     (losses) on investments......         (133,406)            95,243
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............             4,725           288,282
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........             6,541            12,790
   Net transfers (including fixed
     account).....................         (257,136)         (377,185)
   Contract charges...............              (25)              (59)
   Transfers for contract benefits
     and terminations.............          (47,832)          (60,709)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............         (298,452)         (425,163)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............         (293,727)         (136,881)
NET ASSETS:
   Beginning of year..............         1,019,553         1,156,434
                                    ----------------  ----------------
   End of year....................  $        725,826  $      1,019,553
                                    ================  ================

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced April 29, 2013 and began transactions in 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                                                           MSF MET/DIMENSIONAL INTERNATIONAL
                                        MSF MET/ARTISAN MID CAP VALUE                SMALL COMPANY
                                                 SUBACCOUNT                           SUBACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2014               2013              2014              2013
                                     ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $       (24,427)  $        (18,280)  $        (5,163)  $        (1,820)
   Net realized gains (losses).....           128,424            126,994            48,600            48,545
   Change in unrealized gains
     (losses) on investments.......         (101,825)            482,351         (182,113)           158,676
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............             2,172            591,065         (138,676)           205,401
                                     ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........                --                 --                90                --
   Net transfers (including fixed
     account)......................          (41,387)            101,443           618,016            25,921
   Contract charges................             (189)              (248)              (62)              (55)
   Transfers for contract benefits
     and terminations..............         (204,925)          (273,305)          (60,089)          (90,429)
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............         (246,501)          (172,110)           557,955          (64,563)
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............         (244,329)            418,955           419,279           140,838
NET ASSETS:
   Beginning of year...............         2,205,749          1,786,794           969,532           828,694
                                     ----------------  -----------------  ----------------  ----------------
   End of year.....................  $      1,961,420  $       2,205,749  $      1,388,811  $        969,532
                                     ================  =================  ================  ================


                                       MSF METLIFE ASSET ALLOCATION 20      MSF METLIFE ASSET ALLOCATION 40
                                                 SUBACCOUNT                           SUBACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2014               2013              2014               2013
                                     -----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $         798,395  $        560,193  $      1,107,342  $       1,047,908
   Net realized gains (losses).....          1,814,777         1,144,299         5,068,547          2,993,480
   Change in unrealized gains
     (losses) on investments.......        (1,645,913)         (682,628)       (2,987,914)          3,837,722
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............            967,259         1,021,864         3,187,975          7,879,110
                                     -----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            658,087         1,052,993         2,717,058          2,597,612
   Net transfers (including fixed
     account)......................            242,561         (255,048)        13,758,726          2,727,109
   Contract charges................           (10,058)          (11,689)          (41,474)           (40,794)
   Transfers for contract benefits
     and terminations..............        (8,229,413)       (9,004,290)      (18,033,396)       (14,035,466)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............        (7,338,823)       (8,218,034)       (1,599,086)        (8,751,539)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............        (6,371,564)       (7,196,170)         1,588,889          (872,429)
NET ASSETS:
   Beginning of year...............         35,985,163        43,181,333        85,938,160         86,810,589
                                     -----------------  ----------------  ----------------  -----------------
   End of year.....................  $      29,613,599  $     35,985,163  $     87,527,049  $      85,938,160
                                     =================  ================  ================  =================


                                       MSF METLIFE ASSET ALLOCATION 60     MSF METLIFE ASSET ALLOCATION 80
                                                 SUBACCOUNT                          SUBACCOUNT
                                     ----------------------------------  -----------------------------------
                                           2014              2013               2014              2013
                                     ----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $      1,635,348  $      2,982,253  $     (2,490,782)  $        890,869
   Net realized gains (losses).....        25,611,105         8,544,551          7,761,969         3,680,390
   Change in unrealized gains
     (losses) on investments.......       (7,002,792)        53,809,121         18,931,660        70,992,292
                                     ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        20,243,661        65,335,925         24,202,847        75,563,551
                                     ----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        14,632,098        13,730,586         15,464,918        11,850,159
   Net transfers (including fixed
     account)......................       136,613,138         7,040,208        262,910,087       (3,838,214)
   Contract charges................         (343,114)         (327,265)          (442,603)         (366,330)
   Transfers for contract benefits
     and terminations..............      (69,272,252)      (42,916,969)       (49,226,600)      (33,057,120)
                                     ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............        81,629,870      (22,473,440)        228,705,802      (25,411,505)
                                     ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............       101,873,531        42,862,485        252,908,649        50,152,046
NET ASSETS:
   Beginning of year...............       449,109,725       406,247,240        392,110,510       341,958,464
                                     ----------------  ----------------  -----------------  ----------------
   End of year.....................  $    550,983,256  $    449,109,725  $     645,019,159  $    392,110,510
                                     ================  ================  =================  ================


                                       MSF METLIFE MID CAP STOCK INDEX
                                                 SUBACCOUNT
                                     -----------------------------------
                                           2014               2013
                                     ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $       (35,298)  $        (18,425)
   Net realized gains (losses).....           982,508            570,853
   Change in unrealized gains
     (losses) on investments.......           278,100          2,527,315
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         1,225,310          3,079,743
                                     ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           823,397            663,814
   Net transfers (including fixed
     account)......................         1,109,108          2,392,735
   Contract charges................           (7,243)            (6,112)
   Transfers for contract benefits
     and terminations..............       (1,148,485)          (950,458)
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............           776,777          2,099,979
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets..............         2,002,087          5,179,722
NET ASSETS:
   Beginning of year...............        14,115,032          8,935,310
                                     ----------------  -----------------
   End of year.....................  $     16,117,119  $      14,115,032
                                     ================  =================

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced April 29, 2013 and began transactions in 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013



                                         MSF METLIFE STOCK INDEX             MSF MFS TOTAL RETURN
                                               SUBACCOUNT                         SUBACCOUNT
                                    ---------------------------------  ---------------------------------
                                          2014              2013             2014              2013
                                    ----------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      2,628,110  $     2,523,715  $      3,360,215  $     4,426,301
   Net realized gains (losses)....       100,504,410       84,725,742        12,602,909        6,803,668
   Change in unrealized gains
     (losses) on investments......         3,976,797      174,006,859        13,299,681       62,516,313
                                    ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............       107,109,317      261,256,316        29,262,805       73,746,282
                                    ----------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        15,311,034       15,677,722         5,398,880        6,429,459
   Net transfers (including fixed
     account).....................      (85,015,507)     (84,676,303)       (3,642,275)      (4,356,427)
   Contract charges...............         (535,399)        (610,148)         (164,446)        (187,597)
   Transfers for contract benefits
     and terminations.............     (110,344,146)    (125,072,521)      (70,534,331)     (74,128,616)
                                    ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............     (180,584,018)    (194,681,250)      (68,942,172)     (72,243,181)
                                    ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets..............      (73,474,701)       66,575,066      (39,679,367)        1,503,101
NET ASSETS:
   Beginning of year..............     1,022,210,401      955,635,335       467,083,516      465,580,415
                                    ----------------  ---------------  ----------------  ---------------
   End of year....................  $    948,735,700  $ 1,022,210,401  $    427,404,149  $   467,083,516
                                    ================  ===============  ================  ===============


                                              MSF MFS VALUE                   MSF MSCI EAFE INDEX
                                               SUBACCOUNT                         SUBACCOUNT
                                    ---------------------------------  ---------------------------------
                                          2014              2013             2014              2013
                                    ----------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $         92,353  $     (604,364)  $        897,919  $     1,178,351
   Net realized gains (losses)....        13,277,287        5,751,228       (1,436,871)      (1,703,283)
   Change in unrealized gains
     (losses) on investments......         (201,912)       27,680,037       (3,796,106)       12,148,332
                                    ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............        13,167,728       32,826,901       (4,335,058)       11,623,400
                                    ----------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,486,296        1,789,033         1,612,353        1,873,040
   Net transfers (including fixed
     account).....................         8,265,948       74,625,783       (1,843,138)        (253,951)
   Contract charges...............          (40,837)         (41,962)          (33,375)         (37,146)
   Transfers for contract benefits
     and terminations.............      (25,889,615)     (20,484,531)       (6,608,779)      (6,050,286)
                                    ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (16,178,208)       55,888,323       (6,872,939)      (4,468,343)
                                    ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets..............       (3,010,480)       88,715,224      (11,207,997)        7,155,057
NET ASSETS:
   Beginning of year..............       152,814,296       64,099,072        66,367,832       59,212,775
                                    ----------------  ---------------  ----------------  ---------------
   End of year....................  $    149,803,816  $   152,814,296  $     55,159,835  $    66,367,832
                                    ================  ===============  ================  ===============


                                      MSF NEUBERGER BERMAN GENESIS          MSF RUSSELL 2000 INDEX
                                               SUBACCOUNT                         SUBACCOUNT
                                    ---------------------------------  ---------------------------------
                                          2014              2013             2014              2013
                                    ----------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      (768,271)  $     (755,033)  $       (22,379)  $       400,930
   Net realized gains (losses)....         3,037,646        1,170,082         7,293,525        2,571,199
   Change in unrealized gains
     (losses) on investments......       (3,689,785)       17,473,581       (3,245,929)       31,689,365
                                    ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (1,420,410)       17,888,630         4,025,217       34,661,494
                                    ----------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           957,552          811,548         2,259,640        2,523,589
   Net transfers (including fixed
     account).....................       (1,314,496)       71,498,045       (3,278,220)         (65,285)
   Contract charges...............          (31,570)         (41,881)          (65,201)         (69,985)
   Transfers for contract benefits
     and terminations.............      (11,700,796)      (7,375,346)      (11,828,019)     (10,291,504)
                                    ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (12,089,310)       64,892,366      (12,911,800)      (7,903,185)
                                    ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets..............      (13,509,720)       82,780,996       (8,886,583)       26,758,309
NET ASSETS:
   Beginning of year..............        82,899,600          118,604       123,574,772       96,816,463
                                    ----------------  ---------------  ----------------  ---------------
   End of year....................  $     69,389,880  $    82,899,600  $    114,688,189  $   123,574,772
                                    ================  ===============  ================  ===============

                                       MSF T. ROWE PRICE LARGE CAP
                                                 GROWTH
                                               SUBACCOUNT
                                    ---------------------------------
                                          2014              2013
                                    ----------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      (925,105)  $     (714,191)
   Net realized gains (losses)....         7,695,242        4,791,112
   Change in unrealized gains
     (losses) on investments......       (2,107,884)       10,863,922
                                    ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............         4,662,253       14,940,843
                                    ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           731,913          473,025
   Net transfers (including fixed
     account).....................        10,482,818        7,359,944
   Contract charges...............          (18,097)         (17,523)
   Transfers for contract benefits
     and terminations.............      (10,201,159)      (7,681,930)
                                    ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............           995,475          133,516
                                    ----------------  ---------------
     Net increase (decrease)
       in net assets..............         5,657,728       15,074,359
NET ASSETS:
   Beginning of year..............        54,003,653       38,929,294
                                    ----------------  ---------------
   End of year....................  $     59,661,381  $    54,003,653
                                    ================  ===============

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced April 29, 2013 and began transactions in 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                       MSF T. ROWE PRICE SMALL CAP       MSF WESTERN ASSET MANAGEMENT
                                                 GROWTH                  STRATEGIC BOND OPPORTUNITIES
                                               SUBACCOUNT                         SUBACCOUNT
                                    ---------------------------------  ----------------------------------
                                          2014             2013              2014              2013
                                    ----------------  ---------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $    (1,569,889)  $   (1,345,087)  $      1,568,418  $      1,658,229
   Net realized gains (losses)....        15,905,460       11,439,192           581,982           866,373
   Change in unrealized gains
     (losses) on investments......       (8,452,499)       29,168,456         (535,363)       (2,898,428)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         5,883,072       39,262,561         1,615,037         (373,826)
                                    ----------------  ---------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         2,473,189        2,656,098            70,885            87,695
   Net transfers (including fixed
     account).....................       (1,932,470)      (2,098,804)           367,665       (1,406,369)
   Contract charges...............          (52,391)         (56,062)           (6,149)           (7,902)
   Transfers for contract benefits
     and terminations.............      (13,477,451)     (12,992,773)       (7,356,702)       (8,975,402)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (12,989,123)     (12,491,541)       (6,924,301)      (10,301,978)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (7,106,051)       26,771,020       (5,309,264)      (10,675,804)
NET ASSETS:
   Beginning of year..............       125,245,594       98,474,574        44,979,001        55,654,805
                                    ----------------  ---------------  ----------------  ----------------
   End of year....................  $    118,139,543  $   125,245,594  $     39,669,737  $     44,979,001
                                    ================  ===============  ================  ================

                                      MSF WESTERN ASSET MANAGEMENT
                                             U.S. GOVERNMENT                   MSF WMC BALANCED
                                               SUBACCOUNT                         SUBACCOUNT
                                    ---------------------------------  ----------------------------------
                                          2014             2013              2014              2013
                                    ---------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $       644,240  $      1,069,047  $      1,940,913  $      3,069,593
   Net realized gains (losses)....          151,558           380,252         9,187,107         5,658,892
   Change in unrealized gains
     (losses) on investments......          740,716       (4,019,160)        11,946,452        35,451,352
                                    ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        1,536,514       (2,569,861)        23,074,472        44,179,837
                                    ---------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        1,878,078         1,555,742         3,422,634         3,914,483
   Net transfers (including fixed
     account).....................        4,836,140       (2,441,865)       (1,631,300)       (3,040,080)
   Contract charges...............         (53,009)          (63,046)         (157,878)         (170,950)
   Transfers for contract benefits
     and terminations.............     (19,940,320)      (21,635,461)      (27,105,529)      (21,259,691)
                                    ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............     (13,279,111)      (22,584,630)      (25,472,073)      (20,556,238)
                                    ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............     (11,742,597)      (25,154,491)       (2,397,601)        23,623,599
NET ASSETS:
   Beginning of year..............      109,839,169       134,993,660       265,542,357       241,918,758
                                    ---------------  ----------------  ----------------  ----------------
   End of year....................  $    98,096,572  $    109,839,169  $    263,144,756  $    265,542,357
                                    ===============  ================  ================  ================

                                            MSF WMC CORE EQUITY
                                               OPPORTUNITIES                PIONEER VCT MID CAP VALUE
                                                SUBACCOUNT                         SUBACCOUNT
                                    ----------------------------------  ---------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $    (1,235,617)  $      (599,666)  $      (318,095)  $     (304,232)
   Net realized gains (losses)....        13,114,912         5,347,045         4,743,176          228,082
   Change in unrealized gains
     (losses) on investments......       (4,046,007)        24,307,357       (1,010,239)        7,893,729
                                    ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............         7,833,288        29,054,736         3,414,842        7,817,579
                                    ----------------  ----------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           208,522           352,778           116,654          139,831
   Net transfers (including fixed
     account).....................       (3,263,760)       (4,335,123)         (287,076)        (736,064)
   Contract charges...............          (19,164)          (23,615)           (9,963)         (11,239)
   Transfers for contract benefits
     and terminations.............      (17,830,325)      (18,934,585)       (5,341,338)      (6,313,577)
                                    ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (20,904,727)      (22,940,545)       (5,521,723)      (6,921,049)
                                    ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets..............      (13,071,439)         6,114,191       (2,106,881)          896,530
NET ASSETS:
   Beginning of year..............       109,181,322       103,067,131        29,462,183       28,565,653
                                    ----------------  ----------------  ----------------  ---------------
   End of year....................  $     96,109,883  $    109,181,322  $     27,355,302  $    29,462,183
                                    ================  ================  ================  ===============


                                      PIONEER VCT REAL ESTATE SHARES
                                                SUBACCOUNT
                                    ----------------------------------
                                          2014              2013
                                    ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $         37,587  $         20,277
   Net realized gains (losses)....         1,266,662           817,255
   Change in unrealized gains
     (losses) on investments......         1,263,330         (747,580)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         2,567,579            89,952
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            45,841            34,478
   Net transfers (including fixed
     account).....................         (430,201)            36,854
   Contract charges...............           (4,299)           (5,033)
   Transfers for contract benefits
     and terminations.............       (2,708,138)       (2,184,452)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (3,096,797)       (2,118,153)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............         (529,218)       (2,028,201)
NET ASSETS:
   Beginning of year..............        10,515,684        12,543,885
                                    ----------------  ----------------
   End of year....................  $      9,986,466  $     10,515,684
                                    ================  ================

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced April 29, 2013 and began transactions in 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                        TAP 1919 VARIABLE RESPONSIVE
                                                  BALANCED                            UIF GROWTH
                                                 SUBACCOUNT                           SUBACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2014              2013                2014              2013
                                     ----------------  -----------------  -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $      (193,054)  $       (199,238)  $       (122,407)  $       (93,020)
   Net realized gains (losses).....         6,319,078          1,047,569          1,329,425         1,178,759
   Change in unrealized gains
     (losses) on investments.......       (2,848,392)          6,003,454          (894,036)         1,610,149
                                     ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         3,277,632          6,851,785            312,982         2,695,888
                                     ----------------  -----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           742,932            761,304                 --                --
   Net transfers (including fixed
     account)......................         (357,581)          (327,563)          (320,492)         (546,324)
   Contract charges................          (30,919)           (33,864)              (953)           (1,235)
   Transfers for contract benefits
     and terminations..............       (4,757,516)        (5,004,769)        (1,035,910)       (1,515,306)
                                     ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............       (4,403,084)        (4,604,892)        (1,357,355)       (2,062,865)
                                     ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............       (1,125,452)          2,246,893        (1,044,373)           633,023
NET ASSETS:
   Beginning of year...............        44,216,482         41,969,589          7,732,651         7,099,628
                                     ----------------  -----------------  -----------------  ----------------
   End of year.....................  $     43,091,030  $      44,216,482  $       6,688,278  $      7,732,651
                                     ================  =================  =================  ================


                                       WELLS FARGO VT SMALL CAP VALUE
                                                 SUBACCOUNT
                                     -----------------------------------
                                           2014               2013
                                     ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $       (25,259)  $        (17,295)
   Net realized gains (losses).....            77,628             50,657
   Change in unrealized gains
     (losses) on investments.......            37,219            328,989
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............            89,588            362,351
                                     ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            20,736             37,412
   Net transfers (including fixed
     account)......................          (46,511)           (37,659)
   Contract charges................             (211)              (275)
   Transfers for contract benefits
     and terminations..............         (295,638)          (666,084)
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............         (321,624)          (666,606)
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets..............         (232,036)          (304,255)
NET ASSETS:
   Beginning of year...............         2,776,008          3,080,263
                                     ----------------  -----------------
   End of year.....................  $      2,543,972  $       2,776,008
                                     ================  =================

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced April 29, 2013 and began transactions in 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

  METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                OF METLIFE INSURANCE COMPANY USA
                NOTES TO THE FINANCIAL STATEMENTS



1.  ORGANIZATION


MetLife of CT Separate Account Eleven for Variable Annuities (the "Separate Account"), a separate account of MetLife Insurance Company USA (the "Company"), was established by the Company's Board of Directors on November 14, 2002 to support operations of the Company with respect to certain variable annuity contracts (the "Contracts"). On November 14, 2014, the Company changed its name from MetLife Insurance Company of Connecticut to MetLife Insurance Company USA and its state of domicile from Connecticut to Delaware. The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the Delaware Department of Insurance.

The Separate Account is divided into Subaccounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Subaccount invests in shares of the corresponding portfolio, series or fund (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

AIM Variable Insurance Funds (Invesco Variable             Legg Mason Partners Variable Income Trust
   Insurance Funds) ("Invesco V.I.")                         ("LMPVIT")
AllianceBernstein Variable Products Series Fund, Inc.      Met Investors Series Trust ("MIST")*
   ("AllianceBernstein")                                   Metropolitan Series Fund ("MSF")*
American Funds Insurance Series ("American Funds")         Morgan Stanley Variable Investment Series
Delaware VIP Trust ("Delaware VIP")                          ("Morgan Stanley")
Deutsche Variable Series II ("Deutsche II")                Pioneer Variable Contracts Trust ("Pioneer VCT")
Fidelity Variable Insurance Products ("Fidelity VIP")      The Alger Portfolios ("Alger")
Franklin Templeton Variable Insurance Products Trust       The Dreyfus Socially Responsible Growth Fund, Inc.
   ("FTVIPT")                                              The Universal Institutional Funds, Inc. ("UIF")
Janus Aspen Series ("Janus Aspen")                         Trust for Advised Portfolios ("TAP")
Legg Mason Partners Variable Equity Trust                  Wells Fargo Variable Trust ("Wells Fargo VT")
   ("LMPVET")

* See Note 5 for a discussion of additional information on related party transactions.

The assets of each of the Subaccounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.


2.  LIST OF SUBACCOUNTS


Purchase payments, less any applicable charges, applied to the Separate Account are invested in one or more Subaccounts in accordance with the selection made by the contract owner. The following Subaccounts had net assets as of December 31, 2014:

Alger Capital Appreciation Subaccount                   Deutsche II Government & Agency Securities
AllianceBernstein Global Thematic Growth                  Subaccount
   Subaccount                                           Deutsche II Small Mid Cap Value Subaccount
American Funds Bond Subaccount                          Dreyfus Socially Responsible Growth Subaccount
American Funds Global Growth Subaccount                 Fidelity VIP Contrafund Subaccount (a)
American Funds Global Small Capitalization              Fidelity VIP Dynamic Capital Appreciation
   Subaccount                                             Subaccount
American Funds Growth Subaccount                        Fidelity VIP Equity-Income Subaccount (a)
American Funds Growth-Income Subaccount                 Fidelity VIP FundsManager 60% Subaccount (b)
Delaware VIP Small Cap Value Subaccount                 Fidelity VIP High Income Subaccount

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2. LIST OF SUBACCOUNTS -- (CONTINUED)


Fidelity VIP Mid Cap Subaccount                          MIST Clarion Global Real Estate Subaccount (a)
FTVIPT Franklin Income VIP Subaccount                    MIST ClearBridge Aggressive Growth Subaccount (a)
FTVIPT Franklin Mutual Shares VIP Subaccount             MIST Harris Oakmark International Subaccount
FTVIPT Franklin Rising Dividends VIP Subaccount          MIST Invesco Comstock Subaccount (a)
FTVIPT Franklin Small-Mid Cap Growth VIP                 MIST Invesco Mid Cap Value Subaccount (a)
   Subaccount                                            MIST Invesco Small Cap Growth Subaccount (a)
FTVIPT Templeton Developing Markets VIP                  MIST JPMorgan Small Cap Value Subaccount
   Subaccount                                            MIST Loomis Sayles Global Markets Subaccount
FTVIPT Templeton Foreign VIP Subaccount                  MIST Lord Abbett Bond Debenture Subaccount
Invesco V.I. Comstock Subaccount                         MIST Met/Eaton Vance Floating Rate Subaccount
Invesco V.I. Diversified Dividend Subaccount             MIST MetLife Asset Allocation 100 Subaccount
Invesco V.I. Equity and Income Subaccount                MIST MetLife Multi-Index Targeted Risk Subaccount
Invesco V.I. Government Securities Subaccount (a)        MIST MetLife Small Cap Value Subaccount (a)
Invesco V.I. Managed Volatility Subaccount               MIST MFS Emerging Markets Equity Subaccount (a)
Invesco V.I. S&P 500 Index Subaccount                    MIST MFS Research International Subaccount
Janus Aspen Enterprise Subaccount                        MIST Morgan Stanley Mid Cap Growth Subaccount (a)
Janus Aspen Global Research Subaccount                   MIST Oppenheimer Global Equity Subaccount (a)
Janus Aspen Overseas Subaccount                          MIST PIMCO Inflation Protected Bond Subaccount (a)
LMPVET ClearBridge Variable Aggressive Growth            MIST PIMCO Total Return Subaccount
   Subaccount (a)                                        MIST Pioneer Fund Subaccount (a)
LMPVET ClearBridge Variable Appreciation                 MIST Pioneer Strategic Income Subaccount (a)
   Subaccount                                            MIST Pyramis Managed Risk Subaccount
LMPVET ClearBridge Variable Equity Income                MIST SSgA Growth and Income ETF Subaccount
   Subaccount (a)                                        MIST SSgA Growth ETF Subaccount
LMPVET ClearBridge Variable Large Cap Growth             MIST T. Rowe Price Large Cap Value Subaccount (a)
   Subaccount                                            MIST T. Rowe Price Mid Cap Growth Subaccount
LMPVET ClearBridge Variable Large Cap Value              MIST WMC Large Cap Research Subaccount
   Subaccount                                            Morgan Stanley Multi Cap Growth Subaccount
LMPVET ClearBridge Variable Mid Cap Core                 MSF Barclays Aggregate Bond Index Subaccount
   Subaccount                                            MSF BlackRock Bond Income Subaccount (a)
LMPVET ClearBridge Variable Small Cap Growth             MSF BlackRock Capital Appreciation Subaccount (a)
   Subaccount                                            MSF BlackRock Large Cap Value Subaccount
LMPVET Variable Lifestyle Allocation 50%                 MSF BlackRock Money Market Subaccount (a)
   Subaccount                                            MSF Frontier Mid Cap Growth Subaccount (a)
LMPVET Variable Lifestyle Allocation 70%                 MSF Jennison Growth Subaccount (a)
   Subaccount                                            MSF Loomis Sayles Small Cap Core Subaccount
LMPVET Variable Lifestyle Allocation 85%                 MSF Met/Artisan Mid Cap Value Subaccount
   Subaccount                                            MSF Met/Dimensional International Small Company
LMPVIT Western Asset Variable Global High Yield            Subaccount
   Bond Subaccount                                       MSF MetLife Asset Allocation 20 Subaccount
LMPVIT Western Asset Variable High Income                MSF MetLife Asset Allocation 40 Subaccount
   Subaccount                                            MSF MetLife Asset Allocation 60 Subaccount
MIST American Funds Balanced Allocation                  MSF MetLife Asset Allocation 80 Subaccount
   Subaccount                                            MSF MetLife Mid Cap Stock Index Subaccount (a)
MIST American Funds Growth Allocation Subaccount         MSF MetLife Stock Index Subaccount (a)
MIST American Funds Moderate Allocation                  MSF MFS Total Return Subaccount (a)
   Subaccount                                            MSF MFS Value Subaccount (a)
MIST BlackRock High Yield Subaccount (a)                 MSF MSCI EAFE Index Subaccount

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2.  LIST OF SUBACCOUNTS -- (CONCLUDED)


MSF Neuberger Berman Genesis Subaccount (a)           MSF WMC Balanced Subaccount (a)
MSF Russell 2000 Index Subaccount                     MSF WMC Core Equity Opportunities Subaccount (a)
MSF T. Rowe Price Large Cap Growth Subaccount (a)     Pioneer VCT Mid Cap Value Subaccount
MSF T. Rowe Price Small Cap Growth Subaccount         Pioneer VCT Real Estate Shares Subaccount
MSF Western Asset Management Strategic Bond           TAP 1919 Variable Socially Responsive Balanced
   Opportunities Subaccount (a)                         Subaccount
MSF Western Asset Management U.S. Government          UIF Growth Subaccount
   Subaccount                                         Wells Fargo VT Small Cap Value Subaccount

(a) This Subaccount invests in two or more share classes within the underlying portfolio, series or funds of the Trusts.
(b) This Subaccount began operations during the year ended December 31, 2014.


3.  PORTFOLIO CHANGES


The following Subaccounts ceased operations during the year ended December 31, 2014:

LMPVET ClearBridge Variable All Cap Value               MIST MetLife Growth Strategy Subaccount
   Subaccount                                           MIST MetLife Moderate Strategy Subaccount
LMPVET Investment Counsel Variable Social               Pioneer VCT Disciplined Value Subaccount
   Awareness Subaccount                                 Pioneer VCT Emerging Markets Subaccount
DWS I Capital Growth Subaccount                         Pioneer VCT Equity Income Subaccount
DWS II Global Growth Subaccount                         Pioneer VCT Ibbotson Growth Allocation Subaccount
Invesco V.I. American Franchise Subaccount              Pioneer VCT Ibbotson Moderate Allocation Subaccount
Invesco V.I. Growth and Income Subaccount               UIF U.S. Real Estate Subaccount
MIST ClearBridge Aggressive Growth II Subaccount
MIST MetLife Balanced Strategy Subaccount

The operations of the Subaccounts were affected by the following changes that occurred during the year ended December 31, 2014:

NAME CHANGES:

Former Name                                                  New Name

DWS Government & Agency Securities VIP                       Deutsche Government & Agency Securities VIP
DWS Small Mid Cap Value VIP                                  Deutsche Small Mid Cap Value VIP
Franklin Income Securities Fund                              Franklin Income VIP Fund
Franklin Rising Dividends Securities Fund                    Franklin Rising Dividends VIP Fund
Franklin Small-Mid Cap Growth Securities Fund                Franklin Small-Mid Cap Growth VIP Fund
Mutual Shares Securities Fund                                Franklin Mutual Shares VIP Fund
Templeton Developing Markets Securities Fund                 Templeton Developing Markets VIP Fund
Templeton Foreign Securities Fund                            Templeton Foreign VIP Fund
Invesco V.I. Utilities Fund                                  Invesco V.I. Managed Volatility Fund
(MIST) BlackRock Large Cap Core Portfolio                    (MIST) WMC Large Cap Research Portfolio
(MIST) MetLife Aggressive Strategy Portfolio                 (MIST) MetLife Asset Allocation 100 Portfolio
(MIST) Third Avenue Small Cap Value Portfolio                (MIST) MetLife Small Cap Value Portfolio
(MSF) BlackRock Diversified Portfolio                        (MSF) WMC Balanced Portfolio
(MSF) Davis Venture Value Portfolio                          (MSF) WMC Core Equity Opportunities Portfolio
(MSF) MetLife Conservative Allocation Portfolio              (MSF) MetLife Asset Allocation 20 Portfolio

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



3. PORTFOLIO CHANGES -- (CONCLUDED)

NAME CHANGES: (CONCLUDED)

Former Name                                             New Name

(MSF) MetLife Conservative to Moderate Allocation       (MSF) MetLife Asset Allocation 40 Portfolio
   Portfolio
(MSF) MetLife Moderate Allocation Portfolio             (MSF) MetLife Asset Allocation 60 Portfolio
(MSF) MetLife Moderate to Aggressive Allocation         (MSF) MetLife Asset Allocation 80 Portfolio
   Portfolio

MERGERS:

Former Portfolio                                        New Portfolio

(MIST) ClearBridge Aggressive Growth Portfolio II       (MIST) ClearBridge Aggressive Growth Portfolio
(MIST) MetLife Balanced Strategy Portfolio              (MSF) MetLife Asset Allocation 60 Portfolio
(MIST) MetLife Growth Strategy Portfolio                (MSF) MetLife Asset Allocation 80 Portfolio
(MIST) MetLife Moderate Strategy Portfolio              (MSF) MetLife Asset Allocation 40 Portfolio

REORGANIZATION:

Former Portfolio                                        New Portfolio

(LMPVET) Legg Mason Investment Counsel Variable         (TAP) 1919 Variable Socially Responsive Balanced
   Social Awareness Portfolio                              Fund

SUBSTITUTIONS:

Former Portfolio                                           New Portfolio

(LMPVET) ClearBridge Variable All Cap Value                (MIST) T. Rowe Price Large Cap Value Portfolio
   Portfolio
DWS Capital Growth VIP                                     (MSF) Jennison Growth Portfolio
DWS Global Growth VIP                                      (MIST) Oppenheimer Global Equity Portfolio
Invesco V.I. American Franchise Fund                       (MSF) T. Rowe Price Large Cap Growth Portfolio
Invesco V.I. Growth and Income Fund                        (MIST) Invesco Comstock Portfolio
Pioneer Disciplined Value VCT Portfolio                    (MSF) MFS Value Portfolio
Pioneer Emerging Markets VCT Portfolio                     (MIST) MFS Emerging Markets Equity Portfolio
Pioneer Equity Income VCT Portfolio                        (MIST) Invesco Comstock Portfolio
Pioneer Ibbotson Growth Allocation VCT Portfolio           (MSF) MetLife Asset Allocation 80 Portfolio
Pioneer Ibbotson Moderate Allocation VCT Portfolio         (MSF) MetLife Asset Allocation 60 Portfolio
(UIF) U.S. Real Estate Portfolio                           (MIST) Clarion Global Real Estate Portfolio

TRUST NAME CHANGE:

Former Trust                                               New Trust

DWS Variable Series II                                     Deutsche Variable Series II

4. SIGNIFICANT ACCOUNTING POLICIES


BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable annuity separate accounts registered as unit investment trusts, which follow the accounting and reporting guidance in Financial Accounting Standards Board ACCOUNTING STANDARDS CODIFICATION TOPIC 946.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4.  SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)


SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

SECURITY VALUATION
A Subaccount's investment in shares of a portfolio, series or fund of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Subaccounts.

The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Separate Account prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Separate Account has categorized its assets based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset's classification within the fair value hierarchy is based on the lowest level of significant input to its valuation. The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets that the Separate Account has the ability to access.
Level 2 Observable inputs other than quoted prices in Level 1 that are observable either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market or prices for similar instruments.
Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets, representing the Separate Account's own assumptions about the assumptions a market participant would use in valuing the asset, and based on the best information available.

Each Subaccount invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day. On that basis, the inputs used to value all shares held by the Separate Account, which are measured at fair value on a recurring basis, are classified as Level 2. There were no transfers between Level 1 and Level 2, and no activity in Level 3 during the year.

FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is between
3.0 and 5.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4.  SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)


PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus of the Contracts, and are reported as contract transactions on the statements of changes in net assets of the applicable Subaccounts.

NET TRANSFERS
Funds transferred by the contract owner into or out of Subaccounts within the Separate Account or into or out of the fixed account, which is part of the Company's general account, are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Subaccounts.

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.


5.  EXPENSES AND RELATED PARTY TRANSACTIONS


The following annual Separate Account charges paid to the Company are asset-based charges and assessed through a daily reduction in unit values, and are recorded as expenses in the accompanying statements of operations of the applicable Subaccounts:

     Mortality and Expense Risk -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

     Administrative -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

     Enhanced Stepped-Up Provision -- For an additional charge, the total death benefit payable may be increased based on the earnings in the Contracts.

     Guaranteed Minimum Withdrawal Benefit -- For an additional charge, the Company will guarantee the periodic return on the investment.

     Guaranteed Minimum Withdrawal Benefit for Life -- For an additional charge, the Company will guarantee payments for life after certain conditions are met.

     Guaranteed Minimum Accumulation Benefit -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

     Variable Annuitization Floor Benefit -- For an additional charge, the Company will guarantee a minimum variable annuity payment regardless of the performance of the variable funding options selected.

     Principal Protection -- For an additional charge, the Company will guarantee the principal (sum of purchase payments adjusted proportionally for any withdrawals).

     Preservation and Growth -- For an additional charge, the Company will guarantee at a future date your Account Value will not be less than your Purchase Payment.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5.  EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONCLUDED)


      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2014:

     -------------------------------------------------------------------------------------------------------------------------------
      Mortality and Expense Risk                                                                                    0.80% - 1.90%
     -------------------------------------------------------------------------------------------------------------------------------
      Administrative                                                                                                0.10% - 0.15%
     -------------------------------------------------------------------------------------------------------------------------------
      Enhanced Stepped-Up Provision                                                                                 0.15% - 0.25%
     -------------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Withdrawal Benefit                                                                         0.25% - 1.00%
     -------------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Withdrawal Benefit for Life                                                                0.65% - 1.50%
     -------------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Accumulation Benefit                                                                       0.40% - 0.50%
     -------------------------------------------------------------------------------------------------------------------------------
      Variable Annuitization Floor Benefit                                                                          0.00% - 3.00%
     -------------------------------------------------------------------------------------------------------------------------------
      Principal Protection                                                                                          1.25% - 2.50%
     -------------------------------------------------------------------------------------------------------------------------------
      Preservation and Growth                                                                                       1.15%
     -------------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract. Additionally, there may be certain Subaccounts that have expense rates which fall outside of the range above due to expense waivers or additional charges being applied.

Depending on the product and contract, a contract administrative charge may be assessed on a semi-annual or annual basis ranging from $15 to $50 for Contracts with account values of less than $40,000 to $100,000. For certain contracts, a contract administrative charge is imposed regardless of contract values. In addition, most Contracts impose a surrender charge which ranges from 0% to 9% if the contract is partially or fully surrendered within the specified surrender charge period. These charges are paid to the Company, assessed through the redemption of units, and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable
Subaccounts.

MetLife Advisers, LLC, which acts in the capacity of investment adviser to the portfolios of the MIST and MSF Trusts, is an affiliate of the Company.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS


                                                                                                           FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2014               DECEMBER 31, 2014
                                                                  ------------------------------     -------------------------------
                                                                                                         COST OF         PROCEEDS
                                                                     SHARES          COST ($)         PURCHASES ($)   FROM SALES ($)
                                                                  -------------    -------------     --------------   --------------
     Alger Capital Appreciation Subaccount......................         48,773        2,653,697           934,295           874,595
     AllianceBernstein Global Thematic Growth Subaccount........         39,329          614,132            18,043           129,548
     American Funds Bond Subaccount.............................        617,914        6,637,694           741,925         1,942,665
     American Funds Global Growth Subaccount....................      4,547,028       92,041,891        17,658,336        32,070,841
     American Funds Global Small Capitalization Subaccount......        108,982        2,019,967           228,647         1,062,318
     American Funds Growth Subaccount...........................      3,425,253      186,877,366        20,493,137        79,063,364
     American Funds Growth-Income Subaccount....................      4,628,500      167,348,637        19,586,765        66,518,292
     Delaware VIP Small Cap Value Subaccount....................        295,821        8,556,350         1,463,850         4,363,449
     Deutsche II Government & Agency Securities Subaccount......        239,009        2,956,605           306,296           998,322
     Deutsche II Small Mid Cap Value Subaccount.................        354,644        5,129,441           530,539         2,595,358
     Dreyfus Socially Responsible Growth Subaccount.............         16,563          455,408            81,778            71,938
     Fidelity VIP Contrafund Subaccount.........................      6,551,091      173,558,360        11,813,491        46,603,713
     Fidelity VIP Dynamic Capital Appreciation Subaccount.......        166,729        1,446,538           135,845           500,978
     Fidelity VIP Equity-Income Subaccount......................     10,620,376      223,577,821        12,424,089        26,899,995
     Fidelity VIP FundsManager 60% Subaccount (a)...............      3,922,238       47,670,221        47,670,319                99
     Fidelity VIP High Income Subaccount........................      3,967,680       24,232,592         2,334,109         3,831,312
     Fidelity VIP Mid Cap Subaccount............................      7,717,712      226,141,642        11,885,475        49,678,732
     FTVIPT Franklin Income VIP Subaccount......................      1,754,786       25,929,415         4,347,977        13,195,014
     FTVIPT Franklin Mutual Shares VIP Subaccount...............        925,758       15,724,240           701,505         6,112,286
     FTVIPT Franklin Rising Dividends VIP Subaccount............        698,430       13,822,407         1,510,792         6,348,218
     FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount........      1,357,528       27,752,627         8,509,714         9,045,194
     FTVIPT Templeton Developing Markets VIP Subaccount.........      2,090,367       21,701,049         2,247,375         4,127,484
     FTVIPT Templeton Foreign VIP Subaccount....................      4,794,611       67,714,786         7,141,734        20,518,647
     Invesco V.I. Comstock Subaccount...........................        359,025        4,621,092           240,130         2,213,371
     Invesco V.I. Diversified Dividend Subaccount...............         60,787          882,022            73,608           331,329
     Invesco V.I. Equity and Income Subaccount..................      3,482,488       46,661,689         4,778,406        18,273,006
     Invesco V.I. Government Securities Subaccount..............        908,422       10,632,777           840,804         2,827,385
     Invesco V.I. Managed Volatility Subaccount.................         85,857        1,470,458           451,681           966,274
     Invesco V.I. S&P 500 Index Subaccount......................        129,006        1,483,113           147,521           790,598
     Janus Aspen Enterprise Subaccount..........................        230,056        8,177,772         1,931,529         3,149,026
     Janus Aspen Global Research Subaccount.....................         23,665          672,052            48,573           298,972
     Janus Aspen Overseas Subaccount............................      1,307,768       53,976,601         7,949,352         7,573,490
     LMPVET ClearBridge Variable Aggressive Growth
       Subaccount...............................................     14,620,688      228,045,335        41,337,392       100,004,833
     LMPVET ClearBridge Variable Appreciation Subaccount........      8,507,673      203,653,751        17,299,720        60,153,659
     LMPVET ClearBridge Variable Equity Income Subaccount.......      7,136,921       87,810,751         5,531,090        29,676,408
     LMPVET ClearBridge Variable Large Cap Growth Subaccount....      4,654,411       76,094,853        18,302,904        24,148,550
     LMPVET ClearBridge Variable Large Cap Value Subaccount.....      7,014,429      112,558,100        17,527,369        27,613,274
     LMPVET ClearBridge Variable Mid Cap Core Subaccount........      2,065,641       28,084,857         3,561,951         7,949,349
     LMPVET ClearBridge Variable Small Cap Growth Subaccount....      2,709,780       44,484,600        10,338,771        19,060,603
     LMPVET Variable Lifestyle Allocation 50% Subaccount........      4,065,922       47,445,552         2,095,463        12,552,165
     LMPVET Variable Lifestyle Allocation 70% Subaccount........      2,574,549       29,313,361           925,559         6,115,046
     LMPVET Variable Lifestyle Allocation 85% Subaccount........      1,475,535       19,453,478         1,362,792         3,658,385
     LMPVIT Western Asset Variable Global High Yield Bond
       Subaccount...............................................      1,023,450        8,298,688           929,368         2,190,118
     LMPVIT Western Asset Variable High Income Subaccount.......     14,052,266       91,400,981         8,161,799        18,633,690
     MIST American Funds Balanced Allocation Subaccount.........        405,213        4,048,786         1,073,921           375,541
     MIST American Funds Growth Allocation Subaccount...........        359,657        3,477,084         1,197,258           652,627
     MIST American Funds Moderate Allocation Subaccount.........        271,506        2,720,298           696,841           426,311
     MIST BlackRock High Yield Subaccount.......................     12,777,579      105,359,907        23,835,079        34,121,651
     MIST Clarion Global Real Estate Subaccount.................      6,269,120       77,908,864        17,903,784        17,597,209
     MIST ClearBridge Aggressive Growth Subaccount..............     38,503,683      541,198,546       593,307,858        61,293,080
     MIST Harris Oakmark International Subaccount...............      4,244,411       64,975,673        17,600,690        19,696,926

(a)  For the period November 17, 2014 to December 31, 2014.
(b)  Commenced on April 29, 2013 and began transactions in 2014.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONTINUED)


                                                                                                           FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2014               DECEMBER 31, 2014
                                                                  -------------------------------    -------------------------------
                                                                                                         COST OF         PROCEEDS
                                                                      SHARES          COST ($)        PURCHASES ($)   FROM SALES ($)
                                                                  -------------    --------------    --------------   --------------
     MIST Invesco Comstock Subaccount...........................     14,854,714       149,665,122       105,288,841       49,792,154
     MIST Invesco Mid Cap Value Subaccount......................      2,608,347        48,073,920        12,656,526       16,335,989
     MIST Invesco Small Cap Growth Subaccount...................        729,595        11,147,742         3,928,981        4,309,023
     MIST JPMorgan Small Cap Value Subaccount...................        737,425        10,684,818         3,633,365        3,075,608
     MIST Loomis Sayles Global Markets Subaccount...............      9,876,647       110,436,785         4,395,579       18,231,623
     MIST Lord Abbett Bond Debenture Subaccount.................      3,148,165        38,563,331         8,045,288       11,122,316
     MIST Met/Eaton Vance Floating Rate Subaccount..............        404,552         4,240,087           989,148        1,746,611
     MIST MetLife Asset Allocation 100 Subaccount...............      4,565,908        48,324,532         3,555,817        9,368,644
     MIST MetLife Multi-Index Targeted Risk Subaccount (b)......          1,015            12,125            14,431            2,348
     MIST MetLife Small Cap Value Subaccount....................      5,928,407        97,777,885         7,861,024       23,280,617
     MIST MFS Emerging Markets Equity Subaccount................      5,591,318        56,455,262        14,479,888       15,564,811
     MIST MFS Research International Subaccount.................      6,673,797        75,293,066         4,666,271       17,693,410
     MIST Morgan Stanley Mid Cap Growth Subaccount..............        720,592         7,877,627         1,398,285        4,014,176
     MIST Oppenheimer Global Equity Subaccount..................     17,319,567       277,550,975        24,117,903       61,719,414
     MIST PIMCO Inflation Protected Bond Subaccount.............      6,527,564        71,223,239         7,768,006       20,011,933
     MIST PIMCO Total Return Subaccount.........................     20,520,444       231,548,740        14,668,346       71,580,268
     MIST Pioneer Fund Subaccount...............................      4,006,839        51,618,115        19,846,527       12,570,079
     MIST Pioneer Strategic Income Subaccount...................     13,913,509       141,303,026        21,338,507       42,550,520
     MIST Pyramis Managed Risk Subaccount.......................          1,007            11,209             9,860               26
     MIST SSgA Growth and Income ETF Subaccount.................      9,797,472       103,881,899        11,813,613       14,127,031
     MIST SSgA Growth ETF Subaccount............................     12,582,635       132,737,919        14,094,952       15,627,815
     MIST T. Rowe Price Large Cap Value Subaccount..............     12,388,215       382,756,413       357,275,070       89,602,358
     MIST T. Rowe Price Mid Cap Growth Subaccount...............        175,108         1,631,331           572,342        1,133,823
     MIST WMC Large Cap Research Subaccount.....................      3,215,040        33,507,508         2,339,289       11,775,140
     Morgan Stanley Multi Cap Growth Subaccount.................         16,573           570,954           162,272          370,772
     MSF Barclays Aggregate Bond Index Subaccount...............      6,759,804        73,447,120         3,890,505       10,897,582
     MSF BlackRock Bond Income Subaccount.......................      1,550,578       162,638,968        19,352,933       39,755,336
     MSF BlackRock Capital Appreciation Subaccount..............      4,893,060        92,824,930         6,089,383       39,382,367
     MSF BlackRock Large Cap Value Subaccount...................      1,315,019        13,842,243         4,238,088        4,440,514
     MSF BlackRock Money Market Subaccount......................      2,600,292       260,028,984       165,145,175      211,192,873
     MSF Frontier Mid Cap Growth Subaccount.....................      2,404,465        61,470,427        10,610,837       17,179,126
     MSF Jennison Growth Subaccount.............................     23,220,318       284,456,623        35,213,401       48,553,030
     MSF Loomis Sayles Small Cap Core Subaccount................          2,591           650,982           178,497          363,892
     MSF Met/Artisan Mid Cap Value Subaccount...................          7,416         1,242,839            56,872          327,799
     MSF Met/Dimensional International Small Company
       Subaccount...............................................         94,029         1,377,080           713,459          126,392
     MSF MetLife Asset Allocation 20 Subaccount.................      2,572,859        28,942,048         6,852,721       11,976,694
     MSF MetLife Asset Allocation 40 Subaccount.................      6,924,609        79,210,590        25,062,663       22,487,060
     MSF MetLife Asset Allocation 60 Subaccount.................     40,753,200       485,052,207       176,211,619       75,797,491
     MSF MetLife Asset Allocation 80 Subaccount.................     43,406,405       556,613,602       285,213,852       58,998,818
     MSF MetLife Mid Cap Stock Index Subaccount.................        848,160        12,457,194         2,814,268        1,377,542
     MSF MetLife Stock Index Subaccount.........................     20,571,344       673,567,565        53,600,878      206,981,201
     MSF MFS Total Return Subaccount............................      2,496,109       350,613,361        17,744,053       83,326,011
     MSF MFS Value Subaccount...................................      8,159,744       117,837,498        26,692,351       35,797,525
     MSF MSCI EAFE Index Subaccount.............................      4,353,578        67,988,349         2,936,031        8,910,551
     MSF Neuberger Berman Genesis Subaccount....................      3,852,457        55,600,368         3,691,543       16,549,112
     MSF Russell 2000 Index Subaccount..........................      5,703,043        79,608,303         6,451,981       16,739,502
     MSF T. Rowe Price Large Cap Growth Subaccount..............      2,432,166        43,097,263        22,266,151       18,520,603
     MSF T. Rowe Price Small Cap Growth Subaccount..............      5,302,493        79,361,962        14,954,251       20,018,747
     MSF Western Asset Management Strategic Bond
       Opportunities Subaccount.................................      2,966,849        37,762,812         5,131,515       10,487,400
     MSF Western Asset Management U.S. Government
       Subaccount...............................................      8,100,461        96,805,436         9,776,094       22,410,963

(a)  For the period November 17, 2014 to December 31, 2014.
(b)  Commenced on April 29, 2013 and began transactions in 2014.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONCLUDED)


                                                                                                           FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2014               DECEMBER 31, 2014
                                                                  -------------------------------    -------------------------------
                                                                                                         COST OF         PROCEEDS
                                                                      SHARES          COST ($)        PURCHASES ($)   FROM SALES ($)
                                                                  -------------    --------------    --------------   --------------
     MSF WMC Balanced Subaccount................................     11,801,021       178,762,606         8,071,818       31,602,977
     MSF WMC Core Equity Opportunities Subaccount...............      2,240,438        75,435,166        10,475,537       23,915,669
     Pioneer VCT Mid Cap Value Subaccount.......................      1,210,948        24,163,639         5,367,052        7,334,308
     Pioneer VCT Real Estate Shares Subaccount..................        462,337         8,774,635         1,555,689        3,611,849
     TAP 1919 Variable Responsive Balanced Subaccount...........      1,447,951        35,370,088         5,861,018        5,558,376
     UIF Growth Subaccount......................................        217,647         3,783,254           869,548        1,875,886
     Wells Fargo VT Small Cap Value Subaccount..................        228,159         2,143,662            82,018          428,900

(a)  For the period November 17, 2014 to December 31, 2014.
(b)  Commenced on April 29, 2013 and began transactions in 2014.

This page is intentionally left blank.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS
    FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013:


                                                                        ALLIANCEBERNSTEIN GLOBAL
                                     ALGER CAPITAL APPRECIATION              THEMATIC GROWTH
                                             SUBACCOUNT                        SUBACCOUNT
                                   --------------------------------  -------------------------------
                                        2014             2013             2014             2013
                                   ---------------  ---------------  ---------------  --------------

Units beginning of year..........        1,275,479        1,645,523          939,841       1,104,786
Units issued and transferred
   from other funding options....          161,560           77,409           22,430          52,155
Units redeemed and transferred to
   other funding options.........        (291,677)        (447,453)        (119,408)       (217,100)
                                   ---------------  ---------------  ---------------  --------------
Units end of year................        1,145,362        1,275,479          842,863         939,841
                                   ===============  ===============  ===============  ==============



                                         AMERICAN FUNDS BOND          AMERICAN FUNDS GLOBAL GROWTH
                                             SUBACCOUNT                        SUBACCOUNT
                                   -------------------------------  --------------------------------
                                        2014             2013             2014             2013
                                   --------------  ---------------  ---------------  ---------------

Units beginning of year..........       4,603,974        6,125,338       61,715,610       74,340,049
Units issued and transferred
   from other funding options....         465,779          938,294        2,179,012        3,210,111
Units redeemed and transferred to
   other funding options.........     (1,180,800)      (2,459,658)     (13,179,129)     (15,834,550)
                                   --------------  ---------------  ---------------  ---------------
Units end of year................       3,888,953        4,603,974       50,715,493       61,715,610
                                   ==============  ===============  ===============  ===============


                                            AMERICAN FUNDS
                                      GLOBAL SMALL CAPITALIZATION         AMERICAN FUNDS GROWTH
                                              SUBACCOUNT                       SUBACCOUNT
                                   --------------------------------  --------------------------------
                                         2014             2013             2014             2013
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        1,010,185        1,174,553      154,846,650      187,729,621
Units issued and transferred
   from other funding options....           86,745          123,443        4,133,975        7,280,620
Units redeemed and transferred to
   other funding options.........        (310,982)        (287,811)     (36,868,571)     (40,163,591)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................          785,948        1,010,185      122,112,054      154,846,650
                                   ===============  ===============  ===============  ===============

                                            AMERICAN FUNDS
                                             GROWTH-INCOME              DELAWARE VIP SMALL CAP VALUE
                                              SUBACCOUNT                         SUBACCOUNT
                                   ---------------------------------  --------------------------------
                                         2014             2013              2014             2013
                                   ----------------  ---------------  ---------------  ---------------

Units beginning of year..........       142,763,134      174,788,776        4,830,286        5,246,939
Units issued and transferred
   from other funding options....         3,630,149        6,753,748          117,684          336,199
Units redeemed and transferred to
   other funding options.........      (32,241,197)     (38,779,390)      (1,430,174)        (752,852)
                                   ----------------  ---------------  ---------------  ---------------
Units end of year................       114,152,086      142,763,134        3,517,796        4,830,286
                                   ================  ===============  ===============  ===============


                                       DEUTSCHE II GOVERNMENT &             DEUTSCHE II SMALL
                                           AGENCY SECURITIES                  MID CAP VALUE
                                              SUBACCOUNT                       SUBACCOUNT
                                   --------------------------------  --------------------------------
                                         2014            2013             2014             2013
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        2,830,693        4,017,203        3,103,273        3,970,007
Units issued and transferred
   from other funding options....          226,776          297,927          234,021          268,405
Units redeemed and transferred to
   other funding options.........        (780,545)      (1,484,437)      (1,011,217)      (1,135,139)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................        2,276,924        2,830,693        2,326,077        3,103,273
                                   ===============  ===============  ===============  ===============


                                           DREYFUS SOCIALLY
                                          RESPONSIBLE GROWTH              FIDELITY VIP CONTRAFUND
                                              SUBACCOUNT                        SUBACCOUNT
                                   ---------------------------------  --------------------------------
                                         2014             2013             2014             2013
                                   ---------------  ----------------  ---------------  ---------------

Units beginning of year..........          398,114           429,359      108,680,474      123,668,052
Units issued and transferred
   from other funding options....           13,776               922        5,603,328        9,668,225
Units redeemed and transferred to
   other funding options.........         (31,723)          (32,167)     (21,419,600)     (24,655,803)
                                   ---------------  ----------------  ---------------  ---------------
Units end of year................          380,167           398,114       92,864,202      108,680,474
                                   ===============  ================  ===============  ===============

                                                                                                        FIDELITY VIP
                                         FIDELITY VIP DYNAMIC                                           FUNDSMANAGER
                                         CAPITAL APPRECIATION          FIDELITY VIP EQUITY-INCOME            60%
                                              SUBACCOUNT                       SUBACCOUNT                SUBACCOUNT
                                   --------------------------------  --------------------------------  ---------------
                                         2014             2013            2014             2013           2014 (a)
                                   ---------------  ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        1,197,666        1,416,012       63,687,670       69,667,292               --
Units issued and transferred
   from other funding options....           20,043           85,248        2,475,754        3,232,795        3,719,213
Units redeemed and transferred to
   other funding options.........        (206,378)        (303,594)      (7,797,525)      (9,212,417)               --
                                   ---------------  ---------------  ---------------  ---------------  ---------------
Units end of year................        1,011,331        1,197,666       58,365,899       63,687,670        3,719,213
                                   ===============  ===============  ===============  ===============  ===============




                                      FIDELITY VIP HIGH INCOME             FIDELITY VIP MID CAP
                                             SUBACCOUNT                         SUBACCOUNT
                                   --------------------------------  --------------------------------
                                        2014             2013              2014             2013
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        7,872,590        8,865,709      101,839,154      114,724,500
Units issued and transferred
   from other funding options....          508,575          621,891        5,430,346        7,517,402
Units redeemed and transferred to
   other funding options.........      (1,298,250)      (1,615,010)     (19,000,312)     (20,402,748)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................        7,082,915        7,872,590       88,269,188      101,839,154
                                   ===============  ===============  ===============  ===============




                                      FTVIPT FRANKLIN INCOME VIP
                                              SUBACCOUNT
                                   ---------------------------------
                                         2014             2013
                                   ---------------  ----------------

Units beginning of year..........       17,033,712        20,017,657
Units issued and transferred
   from other funding options....        1,426,073         1,812,464
Units redeemed and transferred to
   other funding options.........      (5,406,987)       (4,796,409)
                                   ---------------  ----------------
Units end of year................       13,052,798        17,033,712
                                   ===============  ================

                                            FTVIPT FRANKLIN                  FTVIPT FRANKLIN
                                           MUTUAL SHARES VIP              RISING DIVIDENDS VIP
                                              SUBACCOUNT                       SUBACCOUNT
                                   --------------------------------  -------------------------------
                                         2014            2013             2014             2013
                                   ---------------  ---------------  ---------------  --------------

Units beginning of year..........       14,194,716       18,783,084       12,034,304      12,855,504
Units issued and transferred
   from other funding options....          346,255          323,847          588,816       2,639,025
Units redeemed and transferred to
   other funding options.........      (3,410,691)      (4,912,215)      (3,123,135)     (3,460,225)
                                   ---------------  ---------------  ---------------  --------------
Units end of year................       11,130,280       14,194,716        9,499,985      12,034,304
                                   ===============  ===============  ===============  ==============


                                            FTVIPT FRANKLIN                 FTVIPT TEMPLETON
                                       SMALL-MID CAP GROWTH VIP          DEVELOPING MARKETS VIP
                                              SUBACCOUNT                       SUBACCOUNT
                                   --------------------------------  ------------------------------
                                         2014            2013             2014            2013
                                   ---------------  ---------------  --------------  --------------

Units beginning of year..........       18,344,786       21,757,192      11,016,768      12,276,465
Units issued and transferred
   from other funding options....        1,439,345        1,642,422       1,737,326       2,117,595
Units redeemed and transferred to
   other funding options.........      (4,446,100)      (5,054,828)     (2,667,438)     (3,377,292)
                                   ---------------  ---------------  --------------  --------------
Units end of year................       15,338,031       18,344,786      10,086,656      11,016,768
                                   ===============  ===============  ==============  ==============


                                          FTVIPT TEMPLETON
                                             FOREIGN VIP                  INVESCO V.I. COMSTOCK
                                             SUBACCOUNT                        SUBACCOUNT
                                   --------------------------------  ------------------------------
                                         2014            2013             2014            2013
                                   ---------------  ---------------  --------------  --------------

Units beginning of year..........       49,602,475       59,299,810       5,818,437       7,161,636
Units issued and transferred
   from other funding options....        4,753,285        3,666,572         230,465       2,518,290
Units redeemed and transferred to
   other funding options.........     (11,710,259)     (13,363,907)     (1,593,002)     (3,861,489)
                                   ---------------  ---------------  --------------  --------------
Units end of year................       42,645,501       49,602,475       4,455,900       5,818,437
                                   ===============  ===============  ==============  ==============

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced April 29,2013 and began transactions in 2014.
(c) For the period April 29, 2013 to December 31, 2013.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013:


                                              INVESCO V.I.                        INVESCO V.I.
                                          DIVERSIFIED DIVIDEND                  EQUITY AND INCOME
                                               SUBACCOUNT                          SUBACCOUNT
                                   ----------------------------------  ----------------------------------
                                         2014              2013              2014              2013
                                   ----------------  ----------------  ----------------  ----------------

Units beginning of year..........           983,199         1,166,210        38,518,228        49,170,292
Units issued and transferred
   from other funding options....            49,774            86,574         1,157,856         2,087,711
Units redeemed and transferred to
   other funding options.........         (200,190)         (269,585)       (9,201,758)      (12,739,775)
                                   ----------------  ----------------  ----------------  ----------------
Units end of year................           832,783           983,199        30,474,326        38,518,228
                                   ================  ================  ================  ================


                                             INVESCO V.I.                      INVESCO V.I.
                                         GOVERNMENT SECURITIES              MANAGED VOLATILITY
                                              SUBACCOUNT                        SUBACCOUNT
                                   --------------------------------  --------------------------------
                                        2014              2013            2014             2013
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........       10,276,593       13,042,147          918,646        1,026,009
Units issued and transferred
   from other funding options....          514,483        2,882,935          131,787          242,996
Units redeemed and transferred to
   other funding options.........      (2,247,410)      (5,648,489)        (387,224)        (350,359)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................        8,543,666       10,276,593          663,209          918,646
                                   ===============  ===============  ===============  ===============


                                             INVESCO V.I.
                                             S&P 500 INDEX                  JANUS ASPEN ENTERPRISE
                                              SUBACCOUNT                          SUBACCOUNT
                                   ----------------------------------  ----------------------------------
                                         2014              2013              2014              2013
                                   ----------------  ----------------  ----------------  ----------------

Units beginning of year..........         1,651,321         2,132,423        10,596,566        13,439,690
Units issued and transferred
   from other funding options....            64,075           139,707           719,776         1,088,380
Units redeemed and transferred to
   other funding options.........         (433,467)         (620,809)       (2,085,405)       (3,931,504)
                                   ----------------  ----------------  ----------------  ----------------
Units end of year................         1,281,929         1,651,321         9,230,937        10,596,566
                                   ================  ================  ================  ================

                                                                                                           LMPVET CLEARBRIDGE
                                     JANUS ASPEN GLOBAL RESEARCH         JANUS ASPEN OVERSEAS          VARIABLE AGGRESSIVE GROWTH
                                             SUBACCOUNT                       SUBACCOUNT                       SUBACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                         2014            2013            2014             2013            2014             2013
                                   ---------------  --------------  --------------  ---------------  ---------------  --------------

Units beginning of year..........          798,297         821,059      28,081,395       32,661,250      230,124,058     276,489,134
Units issued and transferred
   from other funding options....           32,425          54,216       2,793,199        3,328,080       10,265,768      11,783,512
Units redeemed and transferred to
   other funding options.........        (195,751)        (76,978)     (5,639,206)      (7,907,935)     (47,512,873)    (58,148,588)
                                   ---------------  --------------  --------------  ---------------  ---------------  --------------
Units end of year................          634,971         798,297      25,235,388       28,081,395      192,876,953     230,124,058
                                   ===============  ==============  ==============  ===============  ===============  ==============


                                         LMPVET CLEARBRIDGE                LMPVET CLEARBRIDGE
                                        VARIABLE APPRECIATION            VARIABLE EQUITY INCOME
                                             SUBACCOUNT                        SUBACCOUNT
                                   --------------------------------  -------------------------------
                                         2014            2013             2014             2013
                                   ---------------  ---------------  --------------  ---------------

Units beginning of year..........      171,514,828      209,159,554      78,389,764       94,929,719
Units issued and transferred
   from other funding options....        3,720,499        5,178,258       2,980,181        4,899,425
Units redeemed and transferred to
   other funding options.........     (30,835,598)     (42,822,984)    (17,377,841)     (21,439,380)
                                   ---------------  ---------------  --------------  ---------------
Units end of year................      144,399,729      171,514,828      63,992,104       78,389,764
                                   ===============  ===============  ==============  ===============


                                         LMPVET CLEARBRIDGE
                                      VARIABLE LARGE CAP GROWTH
                                             SUBACCOUNT
                                   -------------------------------
                                        2014             2013
                                   ---------------  --------------

Units beginning of year..........       59,527,149      72,914,920
Units issued and transferred
   from other funding options....        3,717,328       1,784,706
Units redeemed and transferred to
   other funding options.........     (13,394,858)    (15,172,477)
                                   ---------------  --------------
Units end of year................       49,849,619      59,527,149
                                   ===============  ==============

                                          LMPVET CLEARBRIDGE               LMPVET CLEARBRIDGE
                                       VARIABLE LARGE CAP VALUE           VARIABLE MID CAP CORE
                                              SUBACCOUNT                       SUBACCOUNT
                                   --------------------------------  -------------------------------
                                         2014            2013             2014             2013
                                   ---------------  ---------------  ---------------  --------------

Units beginning of year..........       76,780,219       91,023,321       18,761,175      22,961,433
Units issued and transferred
   from other funding options....        3,836,445        4,227,034          589,886         816,819
Units redeemed and transferred to
   other funding options.........     (14,432,940)     (18,470,136)      (3,458,612)     (5,017,077)
                                   ---------------  ---------------  ---------------  --------------
Units end of year................       66,183,724       76,780,219       15,892,449      18,761,175
                                   ===============  ===============  ===============  ==============


                                          LMPVET CLEARBRIDGE                 LMPVET VARIABLE
                                       VARIABLE SMALL CAP GROWTH        LIFESTYLE ALLOCATION 50%
                                              SUBACCOUNT                       SUBACCOUNT
                                   --------------------------------  -------------------------------
                                         2014             2013            2014             2013
                                   ---------------  ---------------  ---------------  --------------

Units beginning of year..........       28,785,296       31,622,684       37,872,131      44,938,353
Units issued and transferred
   from other funding options....        2,336,673        4,452,537          829,663       1,573,982
Units redeemed and transferred to
   other funding options.........      (8,149,365)      (7,289,925)      (6,914,519)     (8,640,204)
                                   ---------------  ---------------  ---------------  --------------
Units end of year................       22,972,604       28,785,296       31,787,275      37,872,131
                                   ===============  ===============  ===============  ==============


                                            LMPVET VARIABLE                  LMPVET VARIABLE
                                       LIFESTYLE ALLOCATION 70%         LIFESTYLE ALLOCATION 85%
                                              SUBACCOUNT                       SUBACCOUNT
                                   --------------------------------  -------------------------------
                                         2014             2013            2014             2013
                                   ---------------  ---------------  ---------------  --------------

Units beginning of year..........       25,062,174       29,657,743       16,420,256      19,365,531
Units issued and transferred
   from other funding options....          314,952          320,844          203,238         219,527
Units redeemed and transferred to
   other funding options.........      (3,535,535)      (4,916,413)      (2,133,812)     (3,164,802)
                                   ---------------  ---------------  ---------------  --------------
Units end of year................       21,841,591       25,062,174       14,489,682      16,420,256
                                   ===============  ===============  ===============  ==============

                                         LMPVIT WESTERN ASSET               LMPVIT WESTERN ASSET
                                    VARIABLE GLOBAL HIGH YIELD BOND         VARIABLE HIGH INCOME
                                              SUBACCOUNT                         SUBACCOUNT
                                   ---------------------------------  --------------------------------
                                         2014             2013              2014            2013
                                   ---------------  ---------------   ---------------  ---------------

Units beginning of year..........        4,982,108        5,919,632        44,750,902       54,128,179
Units issued and transferred
   from other funding options....          280,323        2,111,082         2,190,863        3,527,842
Units redeemed and transferred to
   other funding options.........      (1,145,484)      (3,048,606)       (9,051,658)     (12,905,119)
                                   ---------------  ---------------   ---------------  ---------------
Units end of year................        4,116,947        4,982,108        37,890,107       44,750,902
                                   ===============  ===============   ===============  ===============


                                         MIST AMERICAN FUNDS                MIST AMERICAN FUNDS
                                         BALANCED ALLOCATION                 GROWTH ALLOCATION
                                             SUBACCOUNT                         SUBACCOUNT
                                   --------------------------------  --------------------------------
                                        2014             2013              2014             2013
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        2,980,777        2,190,157        2,729,186        1,922,890
Units issued and transferred
   from other funding options....          570,356        1,177,527          531,654        1,060,112
Units redeemed and transferred to
   other funding options.........        (352,986)        (386,907)        (543,625)        (253,816)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................        3,198,147        2,980,777        2,717,215        2,729,186
                                   ===============  ===============  ===============  ===============


                                         MIST AMERICAN FUNDS
                                         MODERATE ALLOCATION            MIST BLACKROCK HIGH YIELD
                                             SUBACCOUNT                        SUBACCOUNT
                                   --------------------------------  -------------------------------
                                         2014            2013             2014             2013
                                   ---------------  ---------------  ---------------  --------------

Units beginning of year..........        2,143,767        1,804,687       45,512,194      53,791,302
Units issued and transferred
   from other funding options....          378,123          745,667        5,258,335       7,830,630
Units redeemed and transferred to
   other funding options.........        (369,645)        (406,587)     (14,076,999)    (16,109,738)
                                   ---------------  ---------------  ---------------  --------------
Units end of year................        2,152,245        2,143,767       36,693,530      45,512,194
                                   ===============  ===============  ===============  ==============

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced April 29,2013 and began transactions in 2014.
(c) For the period April 29, 2013 to December 31, 2013.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013:


                                             MIST CLARION                   MIST CLEARBRIDGE
                                          GLOBAL REAL ESTATE                AGGRESSIVE GROWTH
                                              SUBACCOUNT                       SUBACCOUNT
                                   --------------------------------  -------------------------------
                                         2014            2013             2014             2013
                                   ---------------  ---------------  ---------------  --------------

Units beginning of year..........       60,592,799       68,080,621        5,674,029       4,186,645
Units issued and transferred
   from other funding options....       13,970,428        9,239,675       93,003,321       3,222,365
Units redeemed and transferred to
   other funding options.........     (16,084,135)     (16,727,497)     (15,381,892)     (1,734,981)
                                   ---------------  ---------------  ---------------  --------------
Units end of year................       58,479,092       60,592,799       83,295,458       5,674,029
                                   ===============  ===============  ===============  ==============


                                         MIST HARRIS OAKMARK
                                            INTERNATIONAL                MIST INVESCO COMSTOCK         MIST INVESCO MID CAP VALUE
                                             SUBACCOUNT                       SUBACCOUNT                       SUBACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2014             2013            2014             2013            2014             2013
                                   --------------  ---------------  ---------------  --------------  --------------  ---------------

Units beginning of year..........      39,139,950       42,865,772       84,372,068     105,506,703      41,645,975       49,340,187
Units issued and transferred
   from other funding options....       6,377,710        8,229,037       55,520,082       5,305,754       1,789,401        3,828,388
Units redeemed and transferred to
   other funding options.........    (11,011,232)     (11,954,859)     (25,618,523)    (26,440,389)    (10,395,127)     (11,522,600)
                                   --------------  ---------------  ---------------  --------------  --------------  ---------------
Units end of year................      34,506,428       39,139,950      114,273,627      84,372,068      33,040,249       41,645,975
                                   ==============  ===============  ===============  ==============  ==============  ===============



                                    MIST INVESCO SMALL CAP GROWTH
                                             SUBACCOUNT
                                   --------------------------------
                                        2014             2013
                                   ---------------  ---------------

Units beginning of year..........        6,603,009        6,837,358
Units issued and transferred
   from other funding options....        1,139,089        1,846,637
Units redeemed and transferred to
   other funding options.........      (1,900,393)      (2,080,986)
                                   ---------------  ---------------
Units end of year................        5,841,705        6,603,009
                                   ===============  ===============


                                            MIST JPMORGAN                  MIST LOOMIS SAYLES
                                           SMALL CAP VALUE                   GLOBAL MARKETS
                                             SUBACCOUNT                        SUBACCOUNT
                                   -------------------------------  --------------------------------
                                        2014             2013             2014             2013
                                   --------------  ---------------  ---------------  ---------------

Units beginning of year..........       7,275,439        8,174,785       23,910,152       26,809,216
Units issued and transferred
   from other funding options....       1,259,990        1,588,705          869,114        1,225,852
Units redeemed and transferred to
   other funding options.........     (1,771,876)      (2,488,051)      (3,118,442)      (4,124,916)
                                   --------------  ---------------  ---------------  ---------------
Units end of year................       6,763,553        7,275,439       21,660,824       23,910,152
                                   ==============  ===============  ===============  ===============



                                          MIST LORD ABBETT                MIST MET/EATON VANCE
                                           BOND DEBENTURE                     FLOATING RATE
                                             SUBACCOUNT                        SUBACCOUNT
                                   --------------------------------  -------------------------------
                                        2014             2013             2014             2013
                                   ---------------  ---------------  --------------  ---------------

Units beginning of year..........       21,694,542       26,255,396       4,616,505        2,309,179
Units issued and transferred
   from other funding options....        2,681,815        2,175,692         826,000        3,482,590
Units redeemed and transferred to
   other funding options.........      (5,379,893)      (6,736,546)     (1,618,672)      (1,175,264)
                                   ---------------  ---------------  --------------  ---------------
Units end of year................       18,996,464       21,694,542       3,823,833        4,616,505
                                   ===============  ===============  ==============  ===============


                                                                      MIST METLIFE
                                             MIST METLIFE              MULTI-INDEX
                                         ASSET ALLOCATION 100         TARGETED RISK
                                              SUBACCOUNT               SUBACCOUNT
                                   --------------------------------  ---------------
                                         2014             2013          2014 (b)
                                   ---------------  ---------------  ---------------

Units beginning of year..........       49,145,768       51,476,410               --
Units issued and transferred
   from other funding options....        3,645,698        4,144,074            1,211
Units redeemed and transferred to
   other funding options.........      (7,578,737)      (6,474,716)            (203)
                                   ---------------  ---------------  ---------------
Units end of year................       45,212,729       49,145,768            1,008
                                   ===============  ===============  ===============

                                            MIST METLIFE                 MIST MFS EMERGING                MIST MFS RESEARCH
                                           SMALL CAP VALUE                MARKETS EQUITY                    INTERNATIONAL
                                             SUBACCOUNT                     SUBACCOUNT                       SUBACCOUNT
                                   ------------------------------  ------------------------------  -------------------------------
                                        2014            2013            2014            2013             2014            2013
                                   --------------  --------------  --------------  --------------  ---------------  --------------

Units beginning of year..........      74,099,811      87,597,110      23,618,677      27,471,452       53,996,698      64,389,120
Units issued and transferred
   from other funding options....       3,424,982       3,305,350       6,969,261       2,960,921        3,114,688       2,416,524
Units redeemed and transferred to
   other funding options.........    (14,316,105)    (16,802,649)     (6,882,689)     (6,813,696)     (11,010,153)    (12,808,946)
                                   --------------  --------------  --------------  --------------  ---------------  --------------
Units end of year................      63,208,688      74,099,811      23,705,249      23,618,677       46,101,233      53,996,698
                                   ==============  ==============  ==============  ==============  ===============  ==============


                                         MIST MORGAN STANLEY               MIST OPPENHEIMER               MIST PIMCO INFLATION
                                           MID CAP GROWTH                    GLOBAL EQUITY                   PROTECTED BOND
                                             SUBACCOUNT                       SUBACCOUNT                       SUBACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2014             2013            2014             2013            2014             2013
                                   ---------------  --------------  ---------------  --------------  ---------------  --------------

Units beginning of year..........        6,809,955       8,161,498      284,367,464     280,274,259       56,428,155      76,954,212
Units issued and transferred
   from other funding options....          849,546       1,943,974       13,276,064     325,108,008        6,859,186       7,213,962
Units redeemed and transferred to
   other funding options.........      (1,915,909)     (3,295,517)     (48,203,216)   (321,014,803)     (15,591,264)    (27,740,019)
                                   ---------------  --------------  ---------------  --------------  ---------------  --------------
Units end of year................        5,743,592       6,809,955      249,440,312     284,367,464       47,696,077      56,428,155
                                   ===============  ==============  ===============  ==============  ===============  ==============


                                       MIST PIMCO TOTAL RETURN             MIST PIONEER FUND          MIST PIONEER STRATEGIC INCOME
                                             SUBACCOUNT                       SUBACCOUNT                       SUBACCOUNT
                                   -------------------------------  -------------------------------  ------------------------------
                                        2014             2013            2014             2013            2014            2013
                                   --------------  ---------------  --------------  ---------------  --------------  --------------

Units beginning of year..........     187,162,730      230,205,457      31,467,249       37,349,570      95,838,544     117,013,589
Units issued and transferred
   from other funding options....      12,454,034       20,458,371       1,359,821        1,466,353       8,647,872      12,700,737
Units redeemed and transferred to
   other funding options.........    (49,048,158)     (63,501,098)     (6,205,822)      (7,348,674)    (24,039,261)    (33,875,782)
                                   --------------  ---------------  --------------  ---------------  --------------  --------------
Units end of year................     150,568,606      187,162,730      26,621,248       31,467,249      80,447,155      95,838,544
                                   ==============  ===============  ==============  ===============  ==============  ==============


                                                                        MIST SSGA GROWTH AND
                                      MIST PYRAMIS MANAGED RISK              INCOME ETF                  MIST SSGA GROWTH ETF
                                             SUBACCOUNT                      SUBACCOUNT                       SUBACCOUNT
                                   ------------------------------  -------------------------------  -------------------------------
                                        2014          2013 (c)          2014             2013            2014             2013
                                   --------------  --------------  ---------------  --------------  ---------------  --------------

Units beginning of year..........             127              --       90,079,084      96,610,845      115,766,294     123,165,362
Units issued and transferred
   from other funding options....             865             127        3,754,962       4,070,902        4,634,820       5,395,879
Units redeemed and transferred to
   other funding options.........              --              --     (11,340,414)    (10,602,663)     (13,380,674)    (12,794,947)
                                   --------------  --------------  ---------------  --------------  ---------------  --------------
Units end of year................             992             127       82,493,632      90,079,084      107,020,440     115,766,294
                                   ==============  ==============  ===============  ==============  ===============  ==============

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced April 29,2013 and began transactions in 2014.
(c) For the period April 29, 2013 to December 31, 2013.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013:


                                         MIST T. ROWE PRICE               MIST T. ROWE PRICE                    MIST WMC
                                           LARGE CAP VALUE                  MID CAP GROWTH                 LARGE CAP RESEARCH
                                             SUBACCOUNT                       SUBACCOUNT                       SUBACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2014            2013             2014             2013            2014            2013
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------

Units beginning of year..........      93,678,767      109,882,316       1,441,274        2,028,845      33,795,286       38,383,679
Units issued and transferred
   from other funding options....     208,641,965        7,395,922         145,935          211,458       1,438,775        2,403,524
Units redeemed and transferred to
   other funding options.........    (56,291,553)     (23,599,471)       (538,754)        (799,029)     (7,108,133)      (6,991,917)
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------
Units end of year................     246,029,179       93,678,767       1,048,455        1,441,274      28,125,928       33,795,286
                                   ==============  ===============  ==============  ===============  ==============  ===============


                                           MORGAN STANLEY                    MSF BARCLAYS                     MSF BLACKROCK
                                          MULTI CAP GROWTH               AGGREGATE BOND INDEX                  BOND INCOME
                                             SUBACCOUNT                       SUBACCOUNT                       SUBACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2014            2013             2014            2013             2014             2013
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------

Units beginning of year..........         499,433          634,940      35,381,978       40,275,965     133,280,506      159,459,776
Units issued and transferred
   from other funding options....           9,112            2,479       1,802,735        1,718,500      15,359,016       12,910,377
Units redeemed and transferred to
   other funding options.........       (140,669)        (137,986)     (5,519,346)      (6,612,487)    (32,065,589)     (39,089,647)
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------
Units end of year................         367,876          499,433      31,665,367       35,381,978     116,573,933      133,280,506
                                   ==============  ===============  ==============  ===============  ==============  ===============

                                            MSF BLACKROCK                    MSF BLACKROCK                   MSF BLACKROCK
                                        CAPITAL APPRECIATION                LARGE CAP VALUE                  MONEY MARKET
                                             SUBACCOUNT                       SUBACCOUNT                      SUBACCOUNT
                                   -------------------------------  ------------------------------  ------------------------------
                                        2014            2013             2014            2013            2014            2013
                                   --------------  ---------------  --------------  --------------  --------------  --------------

Units beginning of year..........     137,072,166      165,758,971       9,446,977      11,585,791     272,484,145     305,952,973
Units issued and transferred
   from other funding options....       6,519,137        4,290,694         627,341         490,412     175,702,736     211,984,355
Units redeemed and transferred to
   other funding options.........    (26,931,261)     (32,977,499)     (2,802,439)     (2,629,226)   (219,494,663)   (245,453,183)
                                   --------------  ---------------  --------------  --------------  --------------  --------------
Units end of year................     116,660,042      137,072,166       7,271,879       9,446,977     228,692,218     272,484,145
                                   ==============  ===============  ==============  ==============  ==============  ==============


                                            MSF FRONTIER                                                    MSF LOOMIS SAYLES
                                           MID CAP GROWTH                 MSF JENNISON GROWTH                SMALL CAP CORE
                                             SUBACCOUNT                       SUBACCOUNT                       SUBACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                         2014            2013             2014            2013            2014             2013
                                   ---------------  --------------  ---------------  --------------  ---------------  --------------

Units beginning of year..........       69,033,438      80,896,694      306,377,182     347,786,347          205,325         324,926
Units issued and transferred
   from other funding options....        2,974,002       4,726,792       18,655,334      10,716,167           12,948         107,554
Units redeemed and transferred to
   other funding options.........     (12,178,727)    (16,590,048)     (41,572,110)    (52,125,332)         (72,037)       (227,155)
                                   ---------------  --------------  ---------------  --------------  ---------------  --------------
Units end of year................       59,828,713      69,033,438      283,460,406     306,377,182          146,236         205,325
                                   ===============  ==============  ===============  ==============  ===============  ==============

                                            MSF MET/ARTISAN                MSF MET/DIMENSIONAL
                                             MID CAP VALUE             INTERNATIONAL SMALL COMPANY
                                              SUBACCOUNT                       SUBACCOUNT
                                   --------------------------------  --------------------------------
                                         2014             2013            2014             2013
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........          672,017          727,228          479,292          512,674
Units issued and transferred
   from other funding options....           16,005           86,080          332,735           72,120
Units redeemed and transferred to
   other funding options.........         (88,709)        (141,291)         (61,621)        (105,502)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................          599,313          672,017          750,406          479,292
                                   ===============  ===============  ===============  ===============


                                             MSF METLIFE                        MSF METLIFE
                                         ASSET ALLOCATION 20                ASSET ALLOCATION 40
                                             SUBACCOUNT                         SUBACCOUNT
                                   --------------------------------  --------------------------------
                                        2014              2013             2014             2013
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........       27,300,301       33,750,786       63,017,183       69,601,690
Units issued and transferred
   from other funding options....        3,506,360        6,851,570       17,011,442        9,683,457
Units redeemed and transferred to
   other funding options.........      (9,050,508)     (13,302,055)     (17,747,117)     (16,267,964)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................       21,756,153       27,300,301       62,281,508       63,017,183
                                   ===============  ===============  ===============  ===============


                                              MSF METLIFE                      MSF METLIFE
                                          ASSET ALLOCATION 60              ASSET ALLOCATION 80
                                              SUBACCOUNT                       SUBACCOUNT
                                   --------------------------------  --------------------------------
                                         2014            2013             2014             2013
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........      325,210,824      342,679,345      281,259,764      301,438,988
Units issued and transferred
   from other funding options....      130,667,528       28,928,743      236,493,920       16,252,801
Units redeemed and transferred to
   other funding options.........     (62,790,477)     (46,397,264)     (47,812,822)     (36,432,025)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................      393,087,875      325,210,824      469,940,862      281,259,764
                                   ===============  ===============  ===============  ===============

                                               MSF METLIFE
                                           MID CAP STOCK INDEX          MSF METLIFE STOCK INDEX           MSF MFS TOTAL RETURN
                                               SUBACCOUNT                     SUBACCOUNT                       SUBACCOUNT
                                     ------------------------------  ------------------------------  ------------------------------
                                          2014            2013            2014            2013            2014            2013
                                     --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year............       8,357,897       6,983,172     619,079,605     746,876,608     214,758,429     252,752,393
Units issued and transferred
   from other funding options......       1,585,590       3,035,554      25,311,022      31,410,625       8,329,874      12,924,295
Units redeemed and transferred to
   other funding options...........     (1,283,984)     (1,660,829)   (131,918,155)   (159,207,628)    (41,611,067)    (50,918,259)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Units end of year..................       8,659,503       8,357,897     512,472,472     619,079,605     181,477,236     214,758,429
                                     ==============  ==============  ==============  ==============  ==============  ==============



                                              MSF MFS VALUE                MSF MSCI EAFE INDEX
                                               SUBACCOUNT                      SUBACCOUNT
                                     -------------------------------  ------------------------------
                                          2014             2013            2014            2013
                                     ---------------  --------------  --------------  --------------

Units beginning of year............       76,198,106      42,193,599      29,240,272      31,591,933
Units issued and transferred
   from other funding options......       13,890,984      50,072,122       1,586,294       1,817,759
Units redeemed and transferred to
   other funding options...........     (18,662,367)    (16,067,615)     (4,855,104)     (4,169,420)
                                     ---------------  --------------  --------------  --------------
Units end of year..................       71,426,723      76,198,106      25,971,462      29,240,272
                                     ===============  ==============  ==============  ==============



                                      MSF NEUBERGER BERMAN GENESIS
                                               SUBACCOUNT
                                     -------------------------------
                                          2014             2013
                                     --------------  ---------------

Units beginning of year............      35,991,632           70,294
Units issued and transferred
   from other funding options......       2,377,736       42,252,252
Units redeemed and transferred to
   other funding options...........     (8,337,507)      (6,330,914)
                                     --------------  ---------------
Units end of year..................      30,031,861       35,991,632
                                     ==============  ===============

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced April 29,2013 and began transactions in 2014.
(c) For the period April 29, 2013 to December 31, 2013.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONCLUDED)
    FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013:



                                                                           MSF T. ROWE PRICE
                                       MSF RUSSELL 2000 INDEX              LARGE CAP GROWTH
                                             SUBACCOUNT                       SUBACCOUNT
                                   -------------------------------  --------------------------------
                                        2014             2013             2014            2013
                                   ---------------  --------------  ---------------  ---------------

Units beginning of year..........       31,268,599      33,654,928       32,411,409       32,201,056
Units issued and transferred
   from other funding options....        1,751,248       2,482,361       12,498,015       26,670,660
Units redeemed and transferred to
   other funding options.........      (5,237,560)     (4,868,690)     (11,875,008)     (26,460,307)
                                   ---------------  --------------  ---------------  ---------------
Units end of year................       27,782,287      31,268,599       33,034,416       32,411,409
                                   ===============  ==============  ===============  ===============


                                                                           MSF WESTERN ASSET
                                          MSF T. ROWE PRICE              MANAGEMENT STRATEGIC              MSF WESTERN ASSET
                                          SMALL CAP GROWTH                BOND OPPORTUNITIES          MANAGEMENT U.S. GOVERNMENT
                                             SUBACCOUNT                       SUBACCOUNT                      SUBACCOUNT
                                   -------------------------------  ------------------------------  -------------------------------
                                        2014             2013            2014            2013            2014             2013
                                   --------------  ---------------  --------------  --------------  ---------------  --------------

Units beginning of year..........      55,991,286       62,635,996      27,649,077      33,573,093       73,690,565      89,352,294
Units issued and transferred
   from other funding options....       4,694,732        5,290,209       1,738,541       2,883,297        8,865,695       7,639,118
Units redeemed and transferred to
   other funding options.........    (10,473,667)     (11,934,919)     (6,039,446)     (8,807,313)     (18,211,923)    (23,300,847)
                                   --------------  ---------------  --------------  --------------  ---------------  --------------
Units end of year................      50,212,351       55,991,286      23,348,172      27,649,077       64,344,337      73,690,565
                                   ==============  ===============  ==============  ==============  ===============  ==============




                                           MSF WMC BALANCED
                                              SUBACCOUNT
                                   --------------------------------
                                         2014            2013
                                   ---------------  ---------------

Units beginning of year..........       87,559,708       95,084,218
Units issued and transferred
   from other funding options....        3,013,579        3,992,837
Units redeemed and transferred to
   other funding options.........     (11,785,161)     (11,517,347)
                                   ---------------  ---------------
Units end of year................       78,788,126       87,559,708
                                   ===============  ===============

                                                MSF WMC
                                       CORE EQUITY OPPORTUNITIES        PIONEER VCT MID CAP VALUE
                                              SUBACCOUNT                       SUBACCOUNT
                                   --------------------------------  --------------------------------
                                         2014             2013             2014            2013
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........       65,547,224       81,093,170       13,948,854       17,566,894
Units issued and transferred
   from other funding options....        1,516,108        1,564,692          781,420          921,681
Units redeemed and transferred to
   other funding options.........     (14,050,554)     (17,110,638)      (3,280,857)      (4,539,721)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................       53,012,778       65,547,224       11,449,417       13,948,854
                                   ===============  ===============  ===============  ===============


                                             PIONEER VCT                   TAP 1919 VARIABLE
                                         REAL ESTATE SHARES               RESPONSIVE BALANCED                  UIF GROWTH
                                             SUBACCOUNT                       SUBACCOUNT                       SUBACCOUNT
                                   ------------------------------  --------------------------------  -------------------------------
                                        2014            2013             2014            2013             2014             2013
                                   --------------  --------------  ---------------  ---------------  ---------------  --------------

Units beginning of year..........       4,679,392       5,535,016       17,650,098       19,935,151        3,897,642       5,479,096
Units issued and transferred
   from other funding options....         189,276         320,529          497,537          719,434          190,797       1,170,260
Units redeemed and transferred to
   other funding options.........     (1,411,777)     (1,176,153)      (2,364,200)      (3,004,487)        (829,511)     (2,751,714)
                                   --------------  --------------  ---------------  ---------------  ---------------  --------------
Units end of year................       3,456,891       4,679,392       15,783,435       17,650,098        3,258,928       3,897,642
                                   ==============  ==============  ===============  ===============  ===============  ==============


                                           WELLS FARGO VT
                                           SMALL CAP VALUE
                                             SUBACCOUNT
                                   -------------------------------
                                        2014             2013
                                   --------------  ---------------

Units beginning of year..........       1,429,790        1,781,119
Units issued and transferred
   from other funding options....          57,883           50,891
Units redeemed and transferred to
   other funding options.........       (208,720)        (402,220)
                                   --------------  ---------------
Units end of year................       1,278,953        1,429,790
                                   ==============  ===============

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced April 29,2013 and began transactions in 2014.
(c) For the period April 29, 2013 to December 31, 2013.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS


The Company sells a number of variable annuity products which have unique combinations of features and fees, some of which directly affect the unit values of the Subaccounts. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying portfolio, series or fund, for the respective stated periods in the five years ended December 31, 2014:

                                                     AS OF DECEMBER 31
                                       --------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO          NET
                                           UNITS       HIGHEST ($)     ASSETS ($)
                                       ------------   -------------  --------------
  Alger Capital Appreciation     2014     1,145,362     2.40 - 3.10       3,369,272
     Subaccount                  2013     1,275,479     2.17 - 2.78       3,363,995
                                 2012     1,645,523     1.66 - 2.09       3,300,965
                                 2011     2,234,246     1.44 - 1.80       3,906,644
                                 2010     2,108,411     1.49 - 1.84       3,755,704

  AllianceBernstein Global       2014       842,863     0.97 - 1.00         831,818
     Thematic Growth Subaccount  2013       939,841     0.94 - 0.97         901,277
                                 2012     1,104,786     0.78 - 0.80         878,354
                                 2011     1,221,384     0.70 - 0.72         873,875
                                 2010     1,545,364     0.94 - 0.96       1,471,499

  American Funds Bond            2014     3,888,953     1.65 - 1.80       6,766,160
     Subaccount                  2013     4,603,974     1.59 - 1.73       7,716,511
                                 2012     6,125,338     1.66 - 1.80      10,642,898
                                 2011     6,649,857     1.61 - 1.73      11,151,382
                                 2010     6,629,074     1.54 - 1.65      10,629,167

  American Funds Global          2014    50,715,493     1.89 - 2.95     124,133,870
     Growth Subaccount           2013    61,715,610     1.88 - 2.93     150,574,183
                                 2012    74,340,049     1.48 - 2.31     143,143,628
                                 2011    92,495,761     1.23 - 1.92     148,056,485
                                 2010   115,240,903     1.38 - 2.14     206,239,786

  American Funds Global Small    2014       785,948     3.39 - 3.68       2,794,308
     Capitalization Subaccount   2013     1,010,185     3.38 - 3.65       3,564,842
                                 2012     1,174,553     2.68 - 2.89       3,283,267
                                 2011     1,623,025     2.32 - 2.48       3,907,280
                                 2010     2,635,611     2.92 - 3.11       7,972,844

  American Funds Growth          2014   122,112,054     1.63 - 2.68     273,472,215
     Subaccount                  2013   154,846,650     1.55 - 2.51     325,074,327
                                 2012   187,729,621     1.22 - 1.96     309,138,975
                                 2011   226,708,667     1.06 - 1.69     323,137,038
                                 2010   282,002,413     1.14 - 1.80     428,158,662

  American Funds                 2014   114,152,086     1.60 - 2.40     242,579,693
     Growth-Income Subaccount    2013   142,763,134     1.49 - 2.21     279,010,804
                                 2012   174,788,776     1.14 - 1.68     261,008,029
                                 2011   212,465,063     1.00 - 1.46     275,594,046
                                 2010   266,085,972     1.04 - 1.51     358,904,564

  Delaware VIP Small Cap         2014     3,517,796     2.65 - 4.81      11,900,887
     Value Subaccount            2013     4,830,286     2.51 - 4.57      15,302,896
                                 2012     5,246,939     1.89 - 3.44      12,614,903
                                 2011     5,815,368     1.66 - 3.04      12,653,755
                                 2010    10,497,320     1.69 - 3.10      24,258,561

                                                 FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  Alger Capital Appreciation     2014        --         1.55 - 2.65         10.48 - 11.70
     Subaccount                  2013      0.10         1.55 - 2.65         31.27 - 32.72
                                 2012      0.46         1.55 - 2.65         14.79 - 16.07
                                 2011        --         1.55 - 2.65       (3.24) - (2.17)
                                 2010      0.23         1.55 - 2.65         10.70 - 11.89

  AllianceBernstein Global       2014        --         1.65 - 1.90           2.83 - 3.09
     Thematic Growth Subaccount  2013      0.02         1.65 - 1.90         20.61 - 20.92
                                 2012        --         1.65 - 1.90         11.10 - 11.38
                                 2011      0.36         1.65 - 1.90     (24.89) - (24.66)
                                 2010      1.97         1.65 - 1.90         16.42 - 16.57

  American Funds Bond            2014      1.81         1.40 - 1.90           3.30 - 3.81
     Subaccount                  2013      1.60         1.40 - 1.90       (4.00) - (3.52)
                                 2012      2.46         1.40 - 1.90           3.38 - 3.90
                                 2011      3.15         1.40 - 1.90           4.08 - 4.60
                                 2010      3.26         1.40 - 1.90           4.47 - 4.96

  American Funds Global          2014      1.10         0.30 - 2.60         (0.31) - 2.01
     Growth Subaccount           2013      1.20         0.30 - 2.60         25.86 - 28.79
                                 2012      0.84         0.30 - 2.60         19.40 - 22.19
                                 2011      1.21         0.30 - 2.70      (11.30) - (9.16)
                                 2010      1.45         0.30 - 2.70          8.71 - 11.44

  American Funds Global Small    2014      0.11         1.40 - 1.90           0.20 - 0.70
     Capitalization Subaccount   2013      0.86         1.40 - 1.90         25.87 - 26.50
                                 2012      1.34         1.40 - 1.90         15.94 - 16.53
                                 2011      1.46         1.40 - 1.90     (20.66) - (20.26)
                                 2010      1.81         1.40 - 1.90         20.08 - 20.69

  American Funds Growth          2014      0.73         0.30 - 2.70           5.62 - 8.18
     Subaccount                  2013      0.90         0.30 - 2.70         26.64 - 29.71
                                 2012      0.76         0.30 - 2.70         14.74 - 17.54
                                 2011      0.58         0.30 - 2.70       (6.83) - (4.57)
                                 2010      0.70         0.30 - 2.70         15.51 - 18.38

  American Funds                 2014      1.21         0.30 - 2.75          7.63 - 10.30
     Growth-Income Subaccount    2013      1.29         0.30 - 2.75         29.88 - 33.10
                                 2012      1.53         0.30 - 2.75         14.28 - 17.13
                                 2011      1.43         0.30 - 2.75       (4.48) - (2.15)
                                 2010      1.43         0.30 - 2.75          8.45 - 11.08

  Delaware VIP Small Cap         2014      0.57         0.30 - 1.30           4.50 - 5.55
     Value Subaccount            2013      0.72         0.30 - 1.30         31.78 - 33.11
                                 2012      0.59         0.30 - 1.30         12.43 - 13.56
                                 2011      0.67         0.30 - 1.30       (2.60) - (1.66)
                                 2010      0.66         0.30 - 2.60         28.92 - 31.90

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                         AS OF DECEMBER 31
                                           --------------------------------------------
                                                           UNIT VALUE
                                                            LOWEST TO          NET
                                               UNITS       HIGHEST ($)     ASSETS ($)
                                           ------------   -------------  --------------
  Deutsche II Government & Agency    2014     2,276,924     1.14 - 1.30       2,817,918
     Securities Subaccount           2013     2,830,693     1.12 - 1.26       3,417,259
                                     2012     4,017,203     1.19 - 1.32       5,114,710
                                     2011     5,140,392     1.19 - 1.31       6,487,438
                                     2010     4,693,342     1.14 - 1.24       5,647,349

  Deutsche II Small Mid Cap Value    2014     2,326,077     1.73 - 2.93       6,302,015
     Subaccount                      2013     3,103,273     1.69 - 2.83       8,094,382
                                     2012     3,970,007     1.28 - 2.14       7,824,888
                                     2011     4,665,637     1.16 - 1.91       8,261,005
                                     2010     5,549,304     1.27 - 2.08      10,696,706

  Dreyfus Socially                   2014       380,167     1.65 - 2.08         754,943
     Responsible Growth Subaccount   2013       398,114     1.50 - 1.87         710,335
                                     2012       429,359     1.15 - 1.41         581,605
                                     2011       536,060     1.05 - 1.29         663,326
                                     2010       480,877     1.08 - 1.30         602,610

  Fidelity VIP Contrafund            2014    92,864,202     1.74 - 2.85     240,965,803
     Subaccount                      2013   108,680,474     1.60 - 2.59     255,326,876
                                     2012   123,668,052     1.25 - 2.01     224,167,053
                                     2011   141,726,054     1.09 - 1.77     223,715,085
                                     2010   160,809,148     1.15 - 1.85     264,096,436

  Fidelity VIP Dynamic               2014     1,011,331     1.64 - 2.85       2,212,496
     Capital Appreciation            2013     1,197,666     1.51 - 2.59       2,445,391
     Subaccount                      2012     1,416,012     1.11 - 1.88       2,129,562
                                     2011     1,629,814     0.92 - 1.54       2,068,621
                                     2010     1,800,348     0.96 - 1.59       2,381,228

  Fidelity VIP Equity-Income         2014    58,365,899     1.67 - 4.64     257,632,017
     Subaccount                      2013    63,687,670     1.56 - 4.32     261,131,881
                                     2012    69,667,292     1.22 - 3.41     224,230,879
                                     2011    78,077,952     1.06 - 2.94     213,824,134
                                     2010    87,497,260     1.07 - 2.95     237,379,610

  Fidelity VIP FundsManager 60%      2014     3,719,213           12.62      46,949,186
     Subaccount
     (Commenced 11/17/2014)

  Fidelity VIP High Income           2014     7,082,915     1.77 - 3.12      21,901,589
     Subaccount                      2013     7,872,590     1.77 - 3.12      24,369,719
                                     2012     8,865,709     1.69 - 2.98      26,193,581
                                     2011     9,899,875     1.50 - 2.64      25,924,805
                                     2010    11,343,721     1.46 - 2.57      28,813,104

  Fidelity VIP Mid Cap               2014    88,269,188     1.87 - 3.67     284,320,518
     Subaccount                      2013   101,839,154     1.80 - 3.51     312,221,233
                                     2012   114,724,500     1.36 - 2.62     262,317,915
                                     2011   131,855,567     1.20 - 2.32     267,439,944
                                     2010   150,237,224     1.38 - 2.65     346,905,399

                                                      FOR THE YEAR ENDED DECEMBER 31
                                           --------------------------------------------------
                                           INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                              INCOME          LOWEST TO          LOWEST TO
                                             RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                           -------------  ----------------  -----------------
  Deutsche II Government & Agency    2014      2.00         1.55 - 2.65           2.21 - 3.34
     Securities Subaccount           2013      2.71         1.55 - 2.65       (5.78) - (4.74)
                                     2012      3.52         1.55 - 2.65         (0.21) - 0.90
                                     2011      3.81         1.55 - 2.65           4.39 - 5.49
                                     2010      4.40         1.55 - 2.65           3.45 - 4.56

  Deutsche II Small Mid Cap Value    2014      0.46         1.55 - 2.65           2.34 - 3.48
     Subaccount                      2013      0.83         1.55 - 2.65         31.18 - 32.63
                                     2012      0.81         1.55 - 2.65         10.40 - 11.63
                                     2011      0.68         1.55 - 2.65       (8.79) - (7.76)
                                     2010      0.93         1.55 - 2.65         19.45 - 20.78

  Dreyfus Socially                   2014      0.84         1.55 - 2.65         10.17 - 11.39
     Responsible Growth Subaccount   2013      1.03         1.55 - 2.65         30.49 - 31.94
                                     2012      0.63         1.55 - 2.65           8.76 - 9.97
                                     2011      0.67         1.55 - 2.65       (1.95) - (0.92)
                                     2010      0.73         1.55 - 2.65         11.51 - 12.77

  Fidelity VIP Contrafund            2014      0.72         0.30 - 2.65          8.73 - 11.32
     Subaccount                      2013      0.84         0.30 - 2.65         27.53 - 30.56
                                     2012      1.10         0.30 - 2.65         13.09 - 15.79
                                     2011      0.77         0.30 - 2.70       (5.31) - (3.06)
                                     2010      1.01         0.30 - 2.70         13.91 - 16.63

  Fidelity VIP Dynamic               2014      0.20         0.30 - 2.50          7.93 - 10.33
     Capital Appreciation            2013      0.12         0.30 - 2.50         34.84 - 37.84
     Subaccount                      2012      0.53         0.30 - 2.50         19.22 - 21.88
                                     2011        --         0.30 - 2.50       (5.15) - (3.02)
                                     2010      0.23         0.30 - 2.50         15.01 - 17.63

  Fidelity VIP Equity-Income         2014      2.77         0.30 - 1.90           6.44 - 8.39
     Subaccount                      2013      2.47         0.30 - 1.90         25.42 - 27.76
                                     2012      3.06         0.30 - 1.90         14.84 - 16.95
                                     2011      2.43         0.30 - 1.90         (1.18) - 0.67
                                     2010      1.75         0.30 - 1.90         12.67 - 14.86

  Fidelity VIP FundsManager 60%      2014      2.66                1.85                  0.55
     Subaccount
     (Commenced 11/17/2014)

  Fidelity VIP High Income           2014      5.49         0.95 - 1.30         (0.15) - 0.20
     Subaccount                      2013      5.60         0.95 - 1.30           4.58 - 4.95
                                     2012      5.59         0.60 - 1.30         12.75 - 13.54
                                     2011      6.54         0.60 - 1.30           2.66 - 3.40
                                     2010      7.21         0.30 - 1.30         12.36 - 13.42

  Fidelity VIP Mid Cap               2014      0.02         0.30 - 2.65           3.26 - 5.71
     Subaccount                      2013      0.27         0.30 - 2.65         32.32 - 35.46
                                     2012      0.37         0.30 - 2.65         11.55 - 14.22
                                     2011      0.02         0.30 - 2.70     (13.21) - (11.08)
                                     2010      0.12         0.30 - 2.70         25.11 - 28.14

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                      ---------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO          NET
                                          UNITS        HIGHEST ($)     ASSETS ($)
                                      ------------   -------------   --------------
  FTVIPT Franklin Income VIP    2014    13,052,798     1.47 - 6.20       28,076,571
     Subaccount                 2013    17,033,712     1.45 - 6.01       36,879,662
                                2012    20,017,657     1.30 - 5.35       38,617,121
                                2011    22,928,793     1.18 - 4.81       38,466,998
                                2010    29,222,902     1.18 - 4.77       48,715,164

  FTVIPT Franklin Mutual        2014    11,130,280     1.80 - 2.04       20,922,139
     Shares VIP Subaccount      2013    14,194,716     1.71 - 1.93       25,274,641
                                2012    18,783,084     1.36 - 1.52       26,504,729
                                2011    26,399,650     1.22 - 1.35       33,103,285
                                2010    36,409,020     1.25 - 1.39       46,886,371

  FTVIPT Franklin Rising        2014     9,499,985     1.45 - 2.32       20,296,254
     Dividends VIP Subaccount   2013    12,034,304     1.59 - 2.16       24,118,817
                                2012    12,855,504     1.26 - 1.69       20,237,493
                                2011    15,551,161     1.14 - 1.54       22,145,063
                                2010    16,928,302     1.06 - 1.47       23,199,262

  FTVIPT Franklin Small-Mid     2014    15,338,031     1.45 - 2.67       31,983,347
     Cap Growth VIP Subaccount  2013    18,344,786     1.37 - 2.53       36,768,267
                                2012    21,757,192     1.01 - 1.87       32,196,686
                                2011    25,729,063     0.93 - 1.71       34,957,797
                                2010    31,824,896     0.99 - 1.83       46,170,327

  FTVIPT Templeton              2014    10,086,656     1.62 - 2.70       19,231,372
     Developing Markets VIP     2013    11,016,768     1.80 - 2.99       23,212,625
     Subaccount                 2012    12,276,465     1.85 - 3.06       26,436,064
                                2011    13,337,044     1.67 - 2.74       25,681,955
                                2010    14,717,477     2.02 - 3.30       34,095,115

  FTVIPT Templeton Foreign      2014    42,645,501     1.20 - 2.19       72,158,890
     VIP Subaccount             2013    49,602,475     1.39 - 2.50       96,258,675
                                2012    59,299,810     1.16 - 2.07       95,361,211
                                2011    69,167,489     1.01 - 1.78       95,843,960
                                2010    84,974,211     1.16 - 2.03      133,825,834

  Invesco V.I. Comstock         2014     4,455,900     1.06 - 2.24        6,878,913
     Subaccount                 2013     5,818,437     0.98 - 2.07        8,281,585
     (Commenced 5/2/2011)       2012     7,161,636     0.73 - 1.55        7,826,903
                                2011     8,566,782     0.63 - 1.32        8,042,543

  Invesco V.I. Diversified      2014       832,783     1.47 - 1.82        1,404,784
     Dividend Subaccount        2013       983,199     1.33 - 1.64        1,508,707
                                2012     1,166,210     1.04 - 1.28        1,404,646
                                2011     1,477,262     0.91 - 1.10        1,552,411
                                2010     1,892,620     0.93 - 1.12        2,026,368

  Invesco V.I. Equity and       2014    30,474,326     2.09 - 2.22       65,679,718
     Income Subaccount          2013    38,518,228     1.96 - 2.07       77,591,291
                                2012    49,170,292     1.60 - 1.68       80,615,587
                                2011    70,089,823     1.45 - 1.52      103,925,502
                                2010    95,244,297     1.50 - 1.56      145,446,901

                                                FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                         INCOME          LOWEST TO         LOWEST TO
                                        RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                      -------------  ----------------  -----------------
  FTVIPT Franklin Income VIP    2014       5.23        1.30 - 2.60           1.93 - 3.26
     Subaccount                 2013       6.44        1.30 - 2.60         11.02 - 12.47
                                2012       6.43        1.30 - 2.60          9.75 - 11.19
                                2011       5.99        1.30 - 2.70         (0.34) - 1.02
                                2010       6.39        1.30 - 2.70          9.65 - 11.21

  FTVIPT Franklin Mutual        2014       1.94        1.40 - 1.90           5.11 - 5.63
     Shares VIP Subaccount      2013       2.04        1.40 - 1.90         25.85 - 26.48
                                2012       1.96        1.40 - 1.90         12.08 - 12.65
                                2011       2.15        1.40 - 1.90       (2.96) - (2.45)
                                2010       1.53        1.40 - 1.90           9.15 - 9.65

  FTVIPT Franklin Rising        2014       1.34        1.50 - 3.05           5.46 - 7.10
     Dividends VIP Subaccount   2013       1.56        1.50 - 2.65         26.30 - 27.76
                                2012       1.62        1.50 - 2.65          9.02 - 10.29
                                2011       1.52        1.50 - 2.65           3.20 - 4.38
                                2010       1.60        1.50 - 2.65         17.54 - 18.83

  FTVIPT Franklin Small-Mid     2014         --        1.25 - 2.75           4.56 - 6.14
     Cap Growth VIP Subaccount  2013         --        1.25 - 2.75         34.41 - 36.44
                                2012         --        1.25 - 2.75           7.83 - 9.47
                                2011         --        1.25 - 2.75       (7.35) - (5.96)
                                2010         --        1.25 - 2.75         24.11 - 26.04

  FTVIPT Templeton              2014       1.48        0.30 - 1.80      (10.03) - (8.67)
     Developing Markets VIP     2013       1.98        0.30 - 1.80       (2.69) - (1.22)
     Subaccount                 2012       1.40        0.30 - 1.80         11.13 - 12.82
                                2011       0.98        0.30 - 1.80     (17.32) - (16.11)
                                2010       1.60        0.30 - 1.80         15.47 - 17.21

  FTVIPT Templeton Foreign      2014       1.87        0.30 - 2.70     (13.50) - (11.40)
     VIP Subaccount             2013       2.37        0.30 - 2.70         19.70 - 22.60
                                2012       3.01        0.30 - 2.70         15.07 - 17.88
                                2011       1.72        0.30 - 2.70     (13.04) - (10.86)
                                2010       1.91        0.30 - 2.75           5.44 - 8.03

  Invesco V.I. Comstock         2014       1.26        1.40 - 2.60           6.58 - 7.87
     Subaccount                 2013       1.58        1.40 - 2.60         32.49 - 34.08
     (Commenced 5/2/2011)       2012       1.69        1.40 - 2.60         16.16 - 17.57
                                2011         --        1.40 - 2.60      (11.45) - (3.30)

  Invesco V.I. Diversified      2014       1.51        1.60 - 2.50          9.76 - 10.75
     Dividend Subaccount        2013       1.98        1.60 - 2.50         27.54 - 28.69
                                2012       1.77        1.60 - 2.50         15.43 - 16.48
                                2011       1.48        1.60 - 2.50       (2.58) - (1.70)
                                2010       1.54        1.60 - 2.50           7.49 - 8.45

  Invesco V.I. Equity and       2014       1.51        1.40 - 1.90           6.72 - 7.25
     Income Subaccount          2013       1.45        1.40 - 1.90         22.54 - 23.15
                                2012       1.68        1.40 - 1.90         10.26 - 10.82
                                2011       1.86        1.40 - 1.90       (3.14) - (2.70)
                                2010       1.99        1.40 - 1.90          9.90 - 10.50

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                         AS OF DECEMBER 31
                                           --------------------------------------------
                                                           UNIT VALUE
                                                            LOWEST TO          NET
                                               UNITS       HIGHEST ($)     ASSETS ($)
                                           ------------   ------------   --------------
  Invesco V.I. Government            2014     8,543,666    1.05 - 1.58       10,593,179
     Securities Subaccount           2013    10,276,593    1.03 - 1.54       12,461,122
     (Commenced 5/2/2011)            2012    13,042,147    1.09 - 1.60       16,856,929
                                     2011    16,254,323    1.10 - 1.59       20,877,260

  Invesco V.I. Managed               2014       663,209    1.78 - 2.62        1,632,992
     Volatility Subaccount           2013       918,646    1.51 - 2.21        1,919,717
                                     2012     1,026,009    1.40 - 2.03        1,966,140
                                     2011     1,250,696    1.39 - 1.99        2,366,759
                                     2010     1,414,907    1.22 - 1.73        2,340,520

  Invesco V.I. S&P 500 Index         2014     1,281,929    1.59 - 2.02        2,376,295
     Subaccount                      2013     1,651,321    1.44 - 1.82        2,775,395
                                     2012     2,132,423    1.12 - 1.40        2,789,479
                                     2011     2,706,272    0.99 - 1.23        3,145,074
                                     2010     6,211,524    1.00 - 1.24        7,379,716

  Janus Aspen Enterprise             2014     9,230,937    0.98 - 3.49       13,633,114
     Subaccount                      2013    10,596,566    0.89 - 3.17       14,258,782
                                     2012    13,439,690    0.69 - 2.44       13,564,824
                                     2011    15,657,254    0.60 - 2.13       13,553,349
                                     2010    20,137,778    0.62 - 2.20       17,466,737

  Janus Aspen Global Research        2014       634,971    1.15 - 1.83          964,819
     Subaccount                      2013       798,297    1.08 - 1.71        1,151,374
                                     2012       821,059    0.86 - 1.34          920,807
                                     2011       865,137    0.72 - 1.12          797,166
                                     2010     1,013,409    0.85 - 1.31        1,072,638

  Janus Aspen Overseas               2014    25,235,388    1.12 - 2.66       41,260,094
     Subaccount                      2013    28,081,395    1.30 - 3.09       53,057,257
                                     2012    32,661,250    1.16 - 2.77       54,579,707
                                     2011    35,812,624    1.04 - 2.50       53,633,655
                                     2010    40,655,745    1.57 - 3.78       91,389,889

  LMPVET ClearBridge Variable        2014   192,876,953    1.92 - 3.26      439,598,703
     Aggressive Growth Subaccount    2013   230,124,058    1.62 - 2.75      443,416,713
                                     2012   276,489,134    1.11 - 1.86      366,326,724
                                     2011   346,829,648    0.95 - 1.60      392,842,683
                                     2010   443,390,285    0.94 - 1.59      497,935,929

  LMPVET ClearBridge Variable        2014   144,399,729    1.74 - 2.69      301,511,929
     Appreciation Subaccount         2013   171,514,828    1.61 - 2.45      327,510,422
                                     2012   209,159,554    0.79 - 1.91      312,282,413
                                     2011   264,460,402    1.13 - 1.67      345,221,069
                                     2010   340,812,870    1.12 - 1.65      439,981,790

  LMPVET ClearBridge Variable        2014    63,992,104    1.01 - 2.37      114,208,205
     Equity Income Subaccount        2013    78,389,764    1.28 - 2.13      125,813,040
                                     2012    94,929,719    1.04 - 1.74      123,812,547
                                     2011   116,486,691    0.93 - 1.56      135,638,200
                                     2010   117,810,538    0.90 - 1.36      130,583,106

                                                     FOR THE YEAR ENDED DECEMBER 31
                                           --------------------------------------------------
                                           INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                              INCOME          LOWEST TO          LOWEST TO
                                             RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                           -------------  ----------------  -----------------
  Invesco V.I. Government            2014      2.85         1.40 - 2.60           1.22 - 2.69
     Securities Subaccount           2013      3.16         1.40 - 2.60       (5.35) - (3.98)
     (Commenced 5/2/2011)            2012      2.85         1.40 - 2.60         (0.42) - 1.04
                                     2011        --         1.40 - 2.60           4.79 - 5.87

  Invesco V.I. Managed               2014      2.80         1.55 - 2.65         17.42 - 18.71
     Volatility Subaccount           2013      3.02         1.55 - 2.65           7.86 - 9.05
                                     2012      3.17         1.55 - 2.65           0.88 - 2.00
                                     2011      3.25         1.55 - 2.65         13.43 - 14.67
                                     2010      3.67         1.55 - 2.65           3.53 - 4.66

  Invesco V.I. S&P 500 Index         2014      1.57         1.55 - 2.60         10.06 - 11.22
     Subaccount                      2013      1.79         1.55 - 2.60         28.18 - 29.53
                                     2012      1.71         1.55 - 2.60         12.54 - 13.73
                                     2011      1.76         1.55 - 2.60         (1.05) - 0.00
                                     2010      1.68         1.55 - 2.60         11.62 - 12.79

  Janus Aspen Enterprise             2014      0.03         0.30 - 2.60          9.36 - 11.91
     Subaccount                      2013      0.36         0.30 - 2.60         28.65 - 31.64
                                     2012        --         0.30 - 2.60         13.97 - 16.64
                                     2011        --         0.30 - 2.60       (4.17) - (1.97)
                                     2010        --         0.30 - 2.60         22.28 - 25.15

  Janus Aspen Global Research        2014      0.94         0.30 - 1.30           5.80 - 6.86
     Subaccount                      2013      1.09         0.30 - 1.30         26.42 - 27.69
                                     2012      0.79         0.30 - 1.30         18.30 - 19.50
                                     2011      0.47         0.30 - 1.30     (15.12) - (14.24)
                                     2010      0.50         0.30 - 1.30         14.04 - 15.17

  Janus Aspen Overseas               2014      2.99         1.25 - 2.50     (14.27) - (13.19)
     Subaccount                      2013      3.06         1.25 - 2.50         11.46 - 12.86
                                     2012      0.61         1.25 - 2.50         10.37 - 11.77
                                     2011      0.38         1.25 - 2.50     (34.01) - (33.19)
                                     2010      0.54         1.25 - 2.50         21.93 - 23.50

  LMPVET ClearBridge Variable        2014      0.16         0.30 - 2.65         16.94 - 20.03
     Aggressive Growth Subaccount    2013      0.25         0.30 - 2.65         43.52 - 47.34
                                     2012      0.38         0.30 - 2.65         15.34 - 18.37
                                     2011      0.17         0.30 - 2.70         (0.52) - 2.14
                                     2010      0.13         0.30 - 2.70         21.43 - 24.70

  LMPVET ClearBridge Variable        2014      1.11         0.30 - 2.70          8.04 - 10.66
     Appreciation Subaccount         2013      1.15         0.30 - 2.70         26.54 - 29.61
                                     2012      1.49         0.30 - 2.70          0.00 - 15.60
                                     2011      1.44         0.60 - 2.70         (0.18) - 2.06
                                     2010      1.52         0.60 - 2.70          9.69 - 11.88

  LMPVET ClearBridge Variable        2014      1.98         0.30 - 2.75          8.44 - 13.27
     Equity Income Subaccount        2013      1.50         0.30 - 2.70         22.34 - 25.56
                                     2012      2.70         0.30 - 2.70         11.02 - 13.86
                                     2011      3.20         0.30 - 2.70         (2.40) - 7.56
                                     2010      3.70         0.30 - 2.70          9.14 - 11.90

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                        --------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO          NET
                                            UNITS       HIGHEST ($)     ASSETS ($)
                                        ------------   ------------   --------------
  LMPVET ClearBridge Variable     2014    49,849,619    1.61 - 3.02      101,931,592
     Large Cap Growth Subaccount  2013    59,527,149    1.44 - 2.67      108,269,810
                                  2012    72,914,920    1.07 - 1.95       98,033,854
                                  2011    87,976,409    0.90 - 1.63       99,836,845
                                  2010   107,663,025    0.92 - 1.65      124,995,190

  LMPVET ClearBridge Variable     2014    66,183,724    1.59 - 3.15      136,570,924
     Large Cap Value Subaccount   2013    76,780,219    1.46 - 2.84      143,905,517
                                  2012    91,023,321    1.14 - 2.16      131,281,736
                                  2011   106,825,703    1.00 - 1.86      134,081,143
                                  2010   129,276,662    0.98 - 1.79      156,733,252

  LMPVET ClearBridge Variable     2014    15,892,449    2.02 - 2.87       38,689,450
     Mid Cap Core Subaccount      2013    18,761,175    1.92 - 2.69       42,887,469
                                  2012    22,961,433    1.41 - 1.99       38,808,174
                                  2011    29,141,332    1.22 - 1.71       42,401,069
                                  2010    39,617,087    1.29 - 1.82       61,152,307

  LMPVET ClearBridge Variable     2014    22,972,604    1.99 - 3.75       60,699,074
     Small Cap Growth Subaccount  2013    28,785,296    1.96 - 3.67       74,135,000
                                  2012    31,622,684    1.36 - 2.54       56,626,804
                                  2011    38,530,720    1.17 - 2.17       59,480,568
                                  2010    46,003,583    1.18 - 2.18       71,509,944

  LMPVET Variable Lifestyle       2014    31,787,275    1.67 - 2.30       59,118,500
     Allocation 50% Subaccount    2013    37,872,131    1.62 - 2.22       67,949,518
                                  2012    44,938,353    1.43 - 1.95       70,946,364
                                  2011    54,802,370    1.29 - 1.74       77,471,705
                                  2010    69,091,278    1.30 - 1.74       97,750,305

  LMPVET Variable Lifestyle       2014    21,841,591    1.62 - 2.10       37,227,976
     Allocation 70% Subaccount    2013    25,062,174    1.57 - 2.02       41,240,143
                                  2012    29,657,743    1.31 - 1.68       40,633,478
                                  2011    35,895,323    1.17 - 1.48       43,491,060
                                  2010    44,663,513    1.20 - 1.51       55,155,290

  LMPVET Variable Lifestyle       2014    14,489,682    1.57 - 2.12       24,272,556
     Allocation 85% Subaccount    2013    16,420,256    1.53 - 2.05       26,611,146
                                  2012    19,365,531    1.23 - 1.64       25,137,447
                                  2011    24,183,514    1.08 - 1.43       27,425,036
                                  2010    28,603,564    1.13 - 1.49       33,646,055

  LMPVIT Western Asset            2014     4,116,947    1.40 - 2.34        7,593,996
     Variable Global High Yield   2013     4,982,108    1.45 - 2.40        9,465,032
     Bond Subaccount              2012     5,919,632    1.40 - 2.29       10,968,395
                                  2011     7,281,992    1.21 - 1.96       11,544,768
                                  2010     8,965,094    1.22 - 1.95       14,183,211

  LMPVIT Western Asset            2014    37,890,107    1.61 - 2.92       78,692,683
     Variable High Income         2013    44,750,902    1.65 - 2.96       94,954,012
     Subaccount                   2012    54,128,179    1.54 - 2.75      106,932,282
                                  2011    66,903,303    1.33 - 2.36      113,968,018
                                  2010    85,709,100    1.32 - 2.33      144,770,864

                                                  FOR THE YEAR ENDED DECEMBER 31
                                        -------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                           INCOME          LOWEST TO         LOWEST TO
                                          RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                        -------------  ----------------  ----------------
  LMPVET ClearBridge Variable     2014      0.50         0.30 - 2.70        10.95 - 13.65
     Large Cap Growth Subaccount  2013      0.49         0.30 - 2.70        34.19 - 37.44
                                  2012      0.65         0.30 - 2.70        17.13 - 19.99
                                  2011      0.42         0.30 - 2.70      (3.33) - (0.98)
                                  2010      0.11         0.30 - 2.70          6.90 - 9.54

  LMPVET ClearBridge Variable     2014      1.73         0.30 - 2.70         8.73 - 11.37
     Large Cap Value Subaccount   2013      1.57         0.30 - 2.70        28.85 - 31.97
                                  2012      2.19         0.30 - 2.70        13.39 - 16.15
                                  2011      2.13         0.30 - 2.70          2.14 - 4.63
                                  2010      2.92         0.30 - 2.70          6.61 - 9.13

  LMPVET ClearBridge Variable     2014      0.27         1.30 - 2.70          5.24 - 6.72
     Mid Cap Core Subaccount      2013      0.13         1.30 - 2.70        33.71 - 35.59
                                  2012      0.81         1.30 - 2.70        14.74 - 16.37
                                  2011        --         1.30 - 2.70      (6.52) - (5.18)
                                  2010        --         1.30 - 2.70        19.30 - 20.96

  LMPVET ClearBridge Variable     2014        --         0.30 - 2.60          1.41 - 3.77
     Small Cap Growth Subaccount  2013      0.05         0.30 - 2.60        43.28 - 46.61
                                  2012      0.33         0.30 - 2.60        16.35 - 19.07
                                  2011        --         0.30 - 2.60        (1.24) - 1.10
                                  2010        --         0.30 - 2.75        21.75 - 24.79

  LMPVET Variable Lifestyle       2014      2.36         1.17 - 1.90          2.93 - 3.69
     Allocation 50% Subaccount    2013      1.96         1.17 - 1.90        13.16 - 13.99
                                  2012      2.54         1.17 - 1.90        10.96 - 11.77
                                  2011      2.37         1.17 - 1.90        (0.77) - 0.00
                                  2010      2.91         1.17 - 1.90        12.26 - 13.04

  LMPVET Variable Lifestyle       2014      1.84         1.17 - 1.90          2.93 - 3.69
     Allocation 70% Subaccount    2013      1.51         1.17 - 1.90        19.53 - 20.40
                                  2012      2.31         1.17 - 1.90        12.43 - 13.26
                                  2011      1.81         1.17 - 1.90      (2.42) - (1.79)
                                  2010      2.03         1.17 - 1.90        12.81 - 13.70

  LMPVET Variable Lifestyle       2014      1.71         1.17 - 1.90          2.72 - 3.47
     Allocation 85% Subaccount    2013      1.60         1.17 - 1.90        24.12 - 25.03
                                  2012      1.69         1.17 - 1.90        13.70 - 14.53
                                  2011      1.40         1.17 - 1.90      (4.07) - (3.43)
                                  2010      1.57         1.17 - 1.90        13.47 - 14.32

  LMPVIT Western Asset            2014      6.42         1.40 - 2.60      (3.69) - (2.53)
     Variable Global High Yield   2013      5.42         1.40 - 2.60          3.54 - 4.79
     Bond Subaccount              2012      6.91         1.40 - 2.60        15.28 - 16.67
                                  2011      7.29         1.40 - 2.60        (0.90) - 0.31
                                  2010      8.24         1.40 - 2.60        12.05 - 13.34

  LMPVIT Western Asset            2014      6.77         0.30 - 2.60      (2.89) - (0.63)
     Variable High Income         2013      6.79         0.30 - 2.60          6.41 - 8.88
     Subaccount                   2012      7.85         0.30 - 2.60        14.84 - 17.52
                                  2011      7.96         0.30 - 2.70        (0.29) - 2.07
                                  2010      9.24         0.30 - 2.70        13.47 - 16.27

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31
                                     --------------------------------------------
                                                     UNIT VALUE
                                                      LOWEST TO          NET
                                         UNITS       HIGHEST ($)     ASSETS ($)
                                     ------------   -------------  --------------
  MIST American Funds          2014     3,198,147     1.32 - 1.41       4,360,096
     Balanced Allocation       2013     2,980,777     1.26 - 1.33       3,871,348
     Subaccount                2012     2,190,157     1.07 - 1.13       2,431,852
                               2011     1,843,499     0.96 - 0.99       1,813,962
                               2010     2,241,816     0.99 - 1.02       2,255,436

  MIST American Funds Growth   2014     2,717,215     1.32 - 1.41       3,718,850
     Allocation Subaccount     2013     2,729,186     1.26 - 1.33       3,542,062
                               2012     1,922,890     1.02 - 1.07       2,020,923
                               2011     1,580,396     0.89 - 0.92       1,437,020
                               2010     2,314,410     0.94 - 0.97       2,214,066

  MIST American Funds          2014     2,152,245     1.29 - 1.38       2,864,383
     Moderate Allocation       2013     2,143,767     1.23 - 1.30       2,718,823
     Subaccount                2012     1,804,687     1.10 - 1.15       2,034,082
                               2011     1,316,789     1.01 - 1.04       1,349,864
                               2010     1,184,260     1.02 - 1.04       1,220,961

  MIST BlackRock High Yield    2014    36,693,530     1.42 - 9.81     104,638,887
     Subaccount                2013    45,512,194     1.41 - 9.60     123,385,092
                               2012    53,791,302     1.33 - 8.84     132,794,550
                               2011    62,492,572     1.17 - 7.66     132,699,654
                               2010    72,671,332     1.18 - 7.56     150,232,781

  MIST Clarion Global Real     2014    58,479,092     1.08 - 2.98      77,846,976
     Estate Subaccount         2013    60,592,799     0.98 - 2.67      69,115,555
                               2012    68,080,621     0.97 - 2.62      76,052,564
                               2011    77,408,843     0.79 - 2.11      69,888,004
                               2010    89,036,157     0.85 - 2.26      86,851,730

  MIST ClearBridge Aggressive  2014    83,295,458    1.12 - 12.86     614,674,474
     Growth Subaccount         2013     5,674,029     0.97 - 1.49       5,944,351
                               2012     4,186,645     0.68 - 2.10       3,075,258
                               2011     4,640,959     0.59 - 0.87       2,996,585
                               2010       243,732     0.76 - 0.84         194,775

  MIST Harris Oakmark          2014    34,506,428     1.45 - 2.63      67,655,904
     International Subaccount  2013    39,139,950     1.56 - 2.84      83,400,611
                               2012    42,865,772     1.21 - 2.40      70,442,950
                               2011    49,035,319     0.95 - 1.85      63,201,065
                               2010    59,047,438     1.13 - 2.05      89,505,876

  MIST Invesco Comstock        2014   114,273,627     1.45 - 2.65     233,561,068
     Subaccount                2013    84,372,068     1.36 - 2.43     159,177,699
                               2012   105,506,703     1.03 - 1.81     150,180,851
                               2011   137,929,311     0.90 - 1.54     168,446,892
                               2010   178,757,353     0.93 - 1.57     225,341,481

  MIST Invesco Mid Cap Value   2014    33,040,249     1.32 - 2.82      52,410,952
     Subaccount                2013    41,645,975     1.24 - 2.61      61,479,507
                               2012    49,340,187     0.98 - 2.04      57,094,364
                               2011    48,643,274     0.88 - 1.30      45,537,282
                               2010    59,583,746     0.93 - 1.35      59,037,980

                                                FOR THE YEAR ENDED DECEMBER 31
                                     --------------------------------------------------
                                     INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                        INCOME          LOWEST TO          LOWEST TO
                                       RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                     -------------  ----------------  -----------------
  MIST American Funds          2014      1.26         0.30 - 1.30           4.68 - 5.73
     Balanced Allocation       2013      1.30         0.30 - 1.30         17.00 - 18.18
     Subaccount                2012      1.61         0.30 - 1.30         12.06 - 13.19
                               2011      1.36         0.30 - 1.30       (3.33) - (2.36)
                               2010      0.76         0.30 - 1.30         10.71 - 11.86

  MIST American Funds Growth   2014      1.03         0.30 - 1.30           5.01 - 6.07
     Allocation Subaccount     2013      0.97         0.30 - 1.30         23.49 - 24.73
                               2012      1.18         0.30 - 1.30         14.65 - 15.81
                               2011      1.16         0.30 - 1.30       (6.04) - (4.95)
                               2010      0.55         0.30 - 1.30         12.11 - 13.07

  MIST American Funds          2014      1.48         0.30 - 1.30           4.72 - 5.78
     Moderate Allocation       2013      1.68         0.30 - 1.30         12.05 - 13.18
     Subaccount                2012      1.88         0.30 - 1.30          9.40 - 10.51
                               2011      1.52         0.30 - 1.30       (1.08) - (0.10)
                               2010      1.32         0.30 - 1.30           8.54 - 9.55

  MIST BlackRock High Yield    2014      6.24         0.19 - 2.75           0.49 - 3.21
     Subaccount                2013      6.90         0.19 - 2.75           6.37 - 9.56
                               2012      7.22         0.19 - 2.75         13.37 - 16.57
                               2011      6.91         0.19 - 2.75         (0.43) - 2.32
                               2010      5.46         0.19 - 2.75         12.17 - 15.88

  MIST Clarion Global Real     2014      1.65         0.30 - 2.65          5.92 - 13.33
     Estate Subaccount         2013      7.21         0.30 - 2.65           0.89 - 3.45
                               2012      2.30         0.30 - 2.65         22.74 - 25.92
                               2011      4.13         0.30 - 2.65       (8.05) - (5.57)
                               2010      8.52         0.30 - 2.75         13.07 - 15.96

  MIST ClearBridge Aggressive  2014        --         0.30 - 2.60         11.76 - 18.64
     Growth Subaccount         2013      0.21         0.30 - 2.60         42.03 - 45.33
                               2012      0.02         0.00 - 2.60         15.58 - 18.64
                               2011        --         0.30 - 2.60        (10.09) - 3.32
                               2010        --         0.30 - 1.30         22.08 - 23.43

  MIST Harris Oakmark          2014      2.63         0.30 - 2.70       (8.04) - (5.81)
     International Subaccount  2013      2.71         0.30 - 2.70         27.32 - 30.41
                               2012      1.85         0.00 - 2.70         26.01 - 29.47
                               2011      0.03         0.00 - 2.70     (16.26) - (14.01)
                               2010      2.13         0.30 - 2.70         13.54 - 16.31

  MIST Invesco Comstock        2014      0.67         0.30 - 2.75           6.01 - 8.98
     Subaccount                2013      1.13         0.30 - 2.75         31.72 - 34.99
                               2012      1.34         0.30 - 2.75         15.29 - 18.16
                               2011      1.19         0.30 - 2.75       (4.15) - (1.73)
                               2010      1.58         0.30 - 2.75         11.79 - 14.51

  MIST Invesco Mid Cap Value   2014      0.55         0.30 - 2.70           6.72 - 9.31
     Subaccount                2013      0.78         0.30 - 2.70         26.84 - 29.91
                               2012      0.35         0.30 - 2.70          1.60 - 14.35
                               2011      0.55         0.30 - 2.70       (6.21) - (4.00)
                               2010      0.62         0.30 - 2.70         22.09 - 25.23

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                      --------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO          NET
                                          UNITS       HIGHEST ($)     ASSETS ($)
                                      ------------  -------------   --------------
  MIST Invesco Small Cap        2014     5,841,705    1.81 - 3.29       14,198,348
     Growth Subaccount          2013     6,603,009    1.71 - 3.09       15,149,420
                                2012     6,837,358    1.25 - 2.24       11,541,386
                                2011     8,619,870    1.08 - 1.92       12,577,822
                                2010     8,936,088    1.12 - 1.97       13,490,846

  MIST JPMorgan Small Cap       2014     6,763,553    1.60 - 2.11       13,340,006
     Value Subaccount           2013     7,275,439    1.55 - 2.04       13,918,317
                                2012     8,174,785    1.18 - 1.88       11,901,829
                                2011     9,341,233    1.03 - 1.62       11,958,752
                                2010    11,051,153    1.16 - 1.53       15,942,525

  MIST Loomis Sayles Global     2014    21,660,824    2.39 - 6.99      149,334,905
     Markets Subaccount         2013    23,910,152    2.24 - 6.82      160,979,990
                                2012    26,809,216    1.94 - 5.88      155,638,699
                                2011    30,124,440    1.69 - 5.08      150,849,568
                                2010    33,062,109    1.74 - 5.21      169,859,208

  MIST Lord Abbett Bond         2014    18,996,464    1.70 - 2.91       41,083,550
     Debenture Subaccount       2013    21,694,542    1.66 - 2.79       45,642,592
                                2012    26,255,396    1.57 - 2.59       52,064,863
                                2011    32,502,638    1.40 - 2.30       57,917,544
                                2010    40,480,659    1.37 - 2.22       69,771,604

  MIST Met/Eaton Vance          2014     3,823,833    1.05 - 1.09        4,142,616
     Floating Rate Subaccount   2013     4,616,505    1.07 - 1.10        5,050,875
     (Commenced 5/3/2010)       2012     2,309,179    1.05 - 1.08        2,477,277
                                2011     1,214,850    1.01 - 1.02        1,239,402
                                2010       711,474    1.01 - 1.02          725,074

  MIST MetLife Asset            2014    45,212,729    1.02 - 2.22       63,831,385
     Allocation 100 Subaccount  2013    49,145,768    1.17 - 2.17       66,836,972
     (Commenced 5/2/2011)       2012    51,476,410    0.93 - 1.72       54,584,808
                                2011    54,062,263    0.81 - 1.51       49,596,505

  MIST MetLife Multi-Index      2014         1,008  12.23 - 12.38           12,424
     Targeted Risk Subaccount
     (Commenced 4/29/2013 and
     began transactions in 2014)

  MIST MetLife Small Cap        2014    63,208,688    1.23 - 3.38      120,747,347
     Value Subaccount           2013    74,099,811    1.24 - 3.37      139,708,195
                                2012    87,597,110    0.96 - 2.58      124,998,359
                                2011   102,729,374    0.84 - 2.22      125,154,359
                                2010   118,085,929    0.95 - 1.91      155,522,778

  MIST MFS Emerging Markets     2014    23,705,249    1.18 - 3.19       53,420,816
     Equity Subaccount          2013    23,618,677    1.30 - 3.42       58,259,362
                                2012    27,471,452    1.41 - 3.61       72,730,901
                                2011    32,814,639    1.22 - 3.09       74,236,005
                                2010    40,055,591    1.54 - 3.88      113,623,154

                                                FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                         INCOME          LOWEST TO          LOWEST TO
                                        RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                      -------------  ----------------  -----------------
  MIST Invesco Small Cap        2014        --         0.30 - 2.60           5.14 - 7.86
     Growth Subaccount          2013      0.37         0.30 - 2.60         36.58 - 40.11
                                2012        --         0.30 - 2.60         15.18 - 18.15
                                2011        --         0.30 - 2.70       (3.66) - (1.17)
                                2010        --         0.30 - 2.70         16.36 - 26.09

  MIST JPMorgan Small Cap       2014      1.09         0.30 - 2.60           1.97 - 4.34
     Value Subaccount           2013      0.70         0.30 - 2.60         29.83 - 32.85
                                2012      0.86         0.00 - 2.60         12.67 - 15.66
                                2011      1.79         0.00 - 2.70     (12.47) - (10.14)
                                2010      0.88         0.30 - 2.70         16.33 - 19.24

  MIST Loomis Sayles Global     2014      2.32         0.60 - 1.30           2.41 - 3.13
     Markets Subaccount         2013      2.61         0.60 - 1.65         15.43 - 16.64
                                2012      2.54         0.60 - 1.65         15.31 - 16.53
                                2011      2.53         0.60 - 1.65       (2.88) - (1.85)
                                2010      3.48         0.30 - 1.65         20.39 - 22.05

  MIST Lord Abbett Bond         2014      5.75         0.30 - 2.50           2.53 - 4.81
     Debenture Subaccount       2013      7.02         0.30 - 2.50           5.50 - 7.84
                                2012      7.58         0.30 - 2.50         10.38 - 12.85
                                2011      6.33         0.30 - 2.65           2.07 - 4.56
                                2010      6.51         0.30 - 2.65         10.20 - 12.86

  MIST Met/Eaton Vance          2014      3.52         1.70 - 2.60       (1.85) - (0.96)
     Floating Rate Subaccount   2013      4.00         1.70 - 2.60           1.17 - 2.09
     (Commenced 5/3/2010)       2012      2.13         1.70 - 2.60           4.56 - 5.51
                                2011      1.64         1.70 - 2.60         (0.59) - 0.29
                                2010        --         1.70 - 2.60           1.44 - 2.04

  MIST MetLife Asset            2014      0.72         0.30 - 2.50           0.61 - 4.25
     Allocation 100 Subaccount  2013      0.75         0.30 - 2.55         26.25 - 29.12
     (Commenced 5/2/2011)       2012      0.64         0.30 - 2.55         13.79 - 16.39
                                2011        --         0.30 - 2.55     (15.03) - (13.69)

  MIST MetLife Multi-Index      2014        --         0.60 - 1.15           8.01 - 8.61
     Targeted Risk Subaccount
     (Commenced 4/29/2013 and
     began transactions in 2014)

  MIST MetLife Small Cap        2014      0.05         0.30 - 2.70         (0.99) - 1.41
     Value Subaccount           2013      1.00         0.30 - 2.70         28.92 - 32.05
                                2012        --         0.30 - 2.70         14.83 - 17.63
                                2011      1.07         0.30 - 2.70      (16.37) - (9.27)
                                2010      1.21         0.30 - 2.70         16.75 - 19.59

  MIST MFS Emerging Markets     2014      0.84         0.30 - 2.75       (9.06) - (4.90)
     Equity Subaccount          2013      1.22         0.30 - 2.70       (7.51) - (5.08)
                                2012      0.88         0.30 - 2.70         15.71 - 18.74
                                2011      1.55         0.30 - 2.70     (20.90) - (18.66)
                                2010      1.14         0.30 - 2.75         20.34 - 23.67

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                      --------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO          NET
                                          UNITS       HIGHEST ($)     ASSETS ($)
                                      ------------   -------------  --------------
  MIST MFS Research             2014    46,101,233     1.17 - 2.11      72,277,215
     International Subaccount   2013    53,996,698     1.29 - 2.31      92,815,172
                                2012    64,389,120     1.11 - 1.98      94,306,211
                                2011    77,589,499     0.98 - 1.72      99,020,711
                                2010    48,036,599     1.13 - 1.98      71,851,431

  MIST Morgan Stanley Mid Cap   2014     5,743,592     1.29 - 3.55      11,736,546
     Growth Subaccount          2013     6,809,955     1.30 - 3.58      14,243,583
                                2012     8,161,498     0.95 - 2.62      12,071,251
                                2011     9,246,133     0.89 - 2.43      12,904,996
                                2010    11,758,200     0.97 - 2.66      18,023,005

  MIST Oppenheimer Global       2014   249,440,312     1.15 - 2.50     351,667,634
     Equity Subaccount          2013   284,367,464     1.15 - 2.49     395,783,735
                                2012   280,274,259     1.01 - 1.99     316,647,038
                                2011   319,487,588     0.85 - 1.68     301,581,617
                                2010   355,293,700     0.96 - 1.86     371,423,984

  MIST PIMCO Inflation          2014    47,696,077     1.18 - 1.53      65,747,511
     Protected Bond Subaccount  2013    56,428,155     1.18 - 1.50      76,820,088
                                2012    76,954,212     1.33 - 1.67     117,364,047
                                2011    81,257,553     1.25 - 1.55     115,644,635
                                2010    84,809,882     1.15 - 1.41     110,311,164

  MIST PIMCO Total Return       2014   150,568,606     1.32 - 2.09     243,988,067
     Subaccount                 2013   187,162,730     1.30 - 2.01     296,027,272
                                2012   230,205,457     1.36 - 2.07     377,907,353
                                2011   260,102,976     1.28 - 1.90     397,228,650
                                2010   285,034,968     1.28 - 1.85     430,615,868

  MIST Pioneer Fund Subaccount  2014    26,621,248     1.27 - 2.88      57,774,387
                                2013    31,467,249     1.16 - 2.63      62,232,308
                                2012    37,349,570     0.89 - 2.00      56,439,683
                                2011    43,521,716     0.83 - 1.83      60,273,626
                                2010    30,744,777     0.89 - 1.94      48,832,317

  MIST Pioneer Strategic        2014    80,447,155     1.38 - 3.12     152,052,573
     Income Subaccount          2013    95,838,544     1.36 - 3.02     175,717,234
                                2012   117,013,589     1.38 - 3.01     213,840,794
                                2011   134,759,531     1.28 - 2.72     224,047,122
                                2010   163,592,465     1.28 - 2.66     266,557,264

  MIST Pyramis Managed Risk     2014           992   11.62 - 11.74          11,539
     Subaccount                 2013           127           10.80           1,369
     (Commenced 4/29/2013)

  MIST SSgA Growth and Income   2014    82,493,632            1.49     122,762,323
     ETF Subaccount             2013    90,079,084            1.42     128,281,207
                                2012    96,610,845            1.28     123,361,227
                                2011   102,294,878            1.15     117,213,928
                                2010   110,185,544            1.15     126,498,036

                                                FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                         INCOME          LOWEST TO          LOWEST TO
                                        RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                      -------------  ----------------  -----------------
  MIST MFS Research             2014      2.28         0.30 - 2.65       (9.38) - (7.23)
     International Subaccount   2013      2.61         0.30 - 2.65         16.14 - 18.90
                                2012      1.94         0.30 - 2.65         13.64 - 16.36
                                2011      1.25         0.30 - 2.65     (19.52) - (10.93)
                                2010      1.78         0.30 - 2.65          8.52 - 11.02

  MIST Morgan Stanley Mid Cap   2014      0.04         0.30 - 2.60         (1.58) - 0.71
     Growth Subaccount          2013      0.75         0.30 - 2.60         35.46 - 38.61
                                2012        --         0.30 - 2.60           6.46 - 8.95
                                2011      0.71         0.30 - 2.60       (9.32) - (7.19)
                                2010      0.12         0.30 - 2.60         28.69 - 31.65

  MIST Oppenheimer Global       2014      0.97         0.30 - 2.70         (0.58) - 1.84
     Equity Subaccount          2013      1.84         0.30 - 2.70         14.60 - 26.73
                                2012      1.59         0.30 - 2.70         17.93 - 20.81
                                2011      1.94         0.30 - 2.70      (10.84) - (8.68)
                                2010      1.52         0.30 - 2.70         12.45 - 16.53

  MIST PIMCO Inflation          2014      1.82         0.30 - 2.75           0.25 - 2.87
     Protected Bond Subaccount  2013      2.53         0.30 - 2.75      (11.60) - (9.25)
                                2012      3.19         0.00 - 2.75           6.32 - 9.33
                                2011      1.81         0.00 - 2.75          8.31 - 11.45
                                2010      2.54         0.30 - 2.75           5.00 - 7.67

  MIST PIMCO Total Return       2014      2.38         0.30 - 2.75           1.37 - 3.88
     Subaccount                 2013      4.35         0.30 - 2.75       (4.58) - (2.21)
                                2012      3.16         0.30 - 2.75           6.29 - 8.94
                                2011      2.63         0.30 - 2.75         (1.23) - 2.81
                                2010      3.67         0.30 - 2.70           5.25 - 7.89

  MIST Pioneer Fund Subaccount  2014      1.64         0.30 - 2.65          8.03 - 10.82
                                2013      3.25         0.30 - 2.65         29.24 - 32.68
                                2012      1.48         0.30 - 2.70          7.48 - 10.26
                                2011      0.93         0.30 - 2.65      (12.60) - (4.78)
                                2010      0.94         0.30 - 2.60         13.24 - 15.84

  MIST Pioneer Strategic        2014      5.12         0.30 - 2.85           1.51 - 4.27
     Income Subaccount          2013      5.15         0.30 - 2.85         (1.44) - 1.24
                                2012      4.97         0.30 - 2.85          8.31 - 11.29
                                2011      4.80         0.30 - 2.85           0.55 - 3.36
                                2010      5.15         0.30 - 2.75          8.94 - 11.80

  MIST Pyramis Managed Risk     2014        --         0.30 - 0.90           7.67 - 8.32
     Subaccount                 2013      0.85                0.80                  5.68
     (Commenced 4/29/2013)

  MIST SSgA Growth and Income   2014      2.26                1.25                  4.50
     ETF Subaccount             2013      2.51                1.25                 11.53
                                2012      2.37                1.25                 11.44
                                2011      1.76                1.25                (0.17)
                                2010      1.37                1.25                 10.81

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                       --------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO          NET
                                           UNITS       HIGHEST ($)     ASSETS ($)
                                       ------------   ------------   --------------
  MIST SSgA Growth ETF           2014   107,020,440           1.47      156,905,463
     Subaccount                  2013   115,766,294           1.41      163,090,332
                                 2012   123,165,362           1.21      148,804,069
                                 2011   133,087,707           1.06      141,546,856
                                 2010   142,607,091           1.10      156,916,020

  MIST T. Rowe Price Large       2014   246,029,179    1.35 - 7.43      443,370,558
     Cap Value Subaccount        2013    93,678,767    1.22 - 6.66      129,704,910
                                 2012   109,882,316    0.94 - 5.81      116,086,753
                                 2011   128,584,761    0.82 - 4.97      117,195,273
                                 2010   153,267,618    0.88 - 5.23      148,207,202

  MIST T. Rowe Price Mid Cap     2014     1,048,455    1.44 - 2.65        2,094,286
     Growth Subaccount           2013     1,441,274    1.31 - 2.39        2,644,910
                                 2012     2,028,845    0.99 - 1.77        2,812,261
                                 2011     2,874,302    0.89 - 1.59        3,490,853
                                 2010     2,637,941    0.93 - 1.64        3,627,883

  MIST WMC Large Cap Research    2014    28,125,928    1.29 - 2.34       46,264,418
     Subaccount                  2013    33,795,286    1.15 - 2.10       50,072,685
                                 2012    38,383,679    0.87 - 1.59       42,749,505
                                 2011    46,368,859    0.78 - 1.43       46,041,512
                                 2010    54,907,593    0.79 - 1.45       54,941,051

  Morgan Stanley Multi Cap       2014       367,876    2.18 - 2.64          914,004
     Growth Subaccount           2013       499,433    2.11 - 2.66        1,210,400
                                 2012       634,940    1.41 - 1.80        1,052,964
                                 2011       683,491    1.29 - 1.63        1,037,271
                                 2010       877,893    1.40 - 1.78        1,463,366

  MSF Barclays Aggregate Bond    2014    31,665,367    1.37 - 2.58       75,845,003
     Index Subaccount            2013    35,381,978    1.31 - 2.47       80,759,985
                                 2012    40,275,965    1.36 - 2.56       95,180,911
                                 2011    45,268,185    1.31 - 2.49      103,893,632
                                 2010    51,647,712    1.24 - 2.35      111,235,771

  MSF BlackRock Bond Income      2014   116,573,933    1.11 - 2.23      171,167,569
     Subaccount                  2013   133,280,506    1.06 - 2.11      185,528,381
                                 2012   159,459,776    1.10 - 2.15      227,477,835
                                 2011   185,391,674    1.06 - 2.03      250,881,660
                                 2010   225,736,980    1.02 - 1.93      291,924,540

  MSF BlackRock Capital          2014   116,660,042    1.01 - 4.88      201,471,712
     Appreciation Subaccount     2013   137,072,166    0.94 - 4.54      218,130,450
                                 2012   165,758,971    0.71 - 3.42      197,078,248
                                 2011   197,272,481    0.63 - 3.03      206,180,160
                                 2010   232,943,584    0.71 - 3.37      268,487,543

  MSF BlackRock                  2014     7,271,879    1.27 - 2.02       12,887,179
     Large Cap Value Subaccount  2013     9,446,977    1.19 - 1.84       15,413,317
                                 2012    11,585,791    0.93 - 1.40       14,563,747
                                 2011    13,528,382    0.83 - 1.24       15,175,781
                                 2010    15,747,692    0.84 - 1.21       17,609,264

                                                 FOR THE YEAR ENDED DECEMBER 31
                                       -------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                          INCOME          LOWEST TO         LOWEST TO
                                         RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                       -------------  ----------------  ----------------
  MIST SSgA Growth ETF           2014      1.89                1.25                 4.07
     Subaccount                  2013      2.10                1.25                16.61
                                 2012      1.94                1.25                13.60
                                 2011      1.62                1.25               (3.27)
                                 2010      1.53                1.25                12.70

  MIST T. Rowe Price Large       2014      0.47         0.30 - 2.75         8.25 - 12.94
     Cap Value Subaccount        2013      1.54         0.30 - 2.70        30.21 - 33.37
                                 2012      1.45         0.30 - 2.70        14.82 - 17.62
                                 2011      0.65         0.30 - 2.70      (6.61) - (4.26)
                                 2010      1.06         0.30 - 2.70        13.90 - 16.69

  MIST T. Rowe Price Mid Cap     2014        --         1.55 - 2.65         9.83 - 11.04
     Growth Subaccount           2013      0.23         1.55 - 2.65        33.01 - 34.48
                                 2012        --         1.55 - 2.65        10.69 - 11.93
                                 2011        --         1.55 - 2.65      (4.25) - (3.18)
                                 2010        --         1.55 - 2.65        24.40 - 25.73

  MIST WMC Large Cap Research    2014      0.82         0.30 - 2.75        10.54 - 13.28
     Subaccount                  2013      1.29         0.30 - 2.75        30.53 - 33.77
                                 2012      1.09         0.30 - 2.75        10.41 - 13.16
                                 2011      1.01         0.30 - 2.75      (2.48) - (0.08)
                                 2010      1.24         0.30 - 2.75         9.44 - 12.18

  Morgan Stanley Multi Cap       2014        --         1.85 - 2.50          2.84 - 3.51
     Growth Subaccount           2013      0.23         1.60 - 2.50        46.66 - 47.99
                                 2012        --         1.60 - 2.50         9.31 - 10.31
                                 2011        --         1.60 - 2.60      (9.30) - (8.48)
                                 2010        --         1.60 - 2.60        24.13 - 25.44

  MSF Barclays Aggregate Bond    2014      3.02         0.30 - 1.30          4.44 - 5.49
     Index Subaccount            2013      3.62         0.30 - 1.30      (3.59) - (2.62)
                                 2012      3.74         0.30 - 1.30          2.55 - 3.59
                                 2011      3.57         0.30 - 1.40          5.99 - 7.17
                                 2010      3.84         0.30 - 1.40          4.57 - 5.75

  MSF BlackRock Bond Income      2014      3.45         0.30 - 2.75          4.02 - 6.76
     Subaccount                  2013      4.02         0.30 - 2.75      (3.60) - (1.06)
                                 2012      2.66         0.30 - 2.75          4.46 - 7.22
                                 2011      3.98         0.30 - 2.75          3.53 - 6.25
                                 2010      3.97         0.30 - 2.75          5.26 - 8.01

  MSF BlackRock Capital          2014      0.06         0.30 - 2.65          5.95 - 8.57
     Appreciation Subaccount     2013      0.84         0.30 - 2.65        30.61 - 33.82
                                 2012      0.31         0.30 - 2.65        11.23 - 14.03
                                 2011      0.19         0.30 - 2.70     (11.49) - (9.26)
                                 2010      0.24         0.30 - 2.75        16.47 - 19.49

  MSF BlackRock                  2014      1.11         0.30 - 2.65          6.83 - 9.37
     Large Cap Value Subaccount  2013      1.21         0.30 - 2.65        28.30 - 31.35
                                 2012      1.44         0.30 - 2.65        10.97 - 13.63
                                 2011      0.93         0.30 - 2.65        (0.64) - 1.81
                                 2010      0.86         0.30 - 2.65          6.10 - 8.59

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                        --------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO          NET
                                            UNITS       HIGHEST ($)     ASSETS ($)
                                        ------------   ------------   --------------
  MSF BlackRock Money Market      2014   228,692,218    0.87 - 2.34      260,029,222
     Subaccount                   2013   272,484,145    0.89 - 2.37      306,076,669
                                  2012   305,952,973    0.92 - 2.41      338,263,961
                                  2011   355,598,094    0.94 - 1.81      396,781,383
                                  2010   390,620,368    0.97 - 1.84      442,249,891

  MSF Frontier Mid Cap Growth     2014    59,828,713    0.88 - 2.44       88,449,747
     Subaccount                   2013    69,033,438    0.81 - 2.23       93,792,080
                                  2012    80,896,694    0.62 - 1.71       83,365,935
                                  2011    95,805,405    0.57 - 1.57       90,389,497
                                  2010   116,770,017    0.60 - 1.66      114,976,088

  MSF Jennison Growth             2014   283,460,406    0.88 - 2.43      376,259,287
     Subaccount                   2013   306,377,182    0.82 - 2.27      377,320,708
                                  2012   347,786,347    0.61 - 1.68      317,110,813
                                  2011    60,489,570    0.53 - 1.48       43,819,251
                                  2010    76,713,717    0.54 - 1.50       56,595,399

  MSF Loomis Sayles Small Cap     2014       146,236    4.49 - 5.30          725,826
     Core Subaccount              2013       205,325    4.36 - 5.21        1,019,553
                                  2012       324,926    3.18 - 3.77        1,156,434
                                  2011       421,875    2.86 - 3.35        1,346,982
                                  2010       192,214    2.93 - 3.40          628,433

  MSF Met/Artisan Mid Cap         2014       599,313    3.14 - 3.40        1,961,420
     Value Subaccount             2013       672,017    3.15 - 3.40        2,205,749
     (Commenced 5/3/2010)         2012       727,228    2.36 - 2.52        1,786,794
                                  2011       918,844    2.16 - 2.29        2,053,497
                                  2010     1,029,255    2.07 - 2.18        2,194,400

  MSF Met/Dimensional             2014       750,406    1.79 - 1.88        1,388,811
     International Small Company  2013       479,292    1.97 - 2.05          969,532
     Subaccount                   2012       512,674    1.58 - 1.64          828,694
                                  2011        82,833    1.38 - 1.41          115,816
                                  2010        63,743    1.68 - 1.71          108,458

  MSF MetLife Asset               2014    21,756,153    1.25 - 1.52       29,613,599
     Allocation 20 Subaccount     2013    27,300,301    1.21 - 1.46       35,985,163
                                  2012    33,750,786    1.19 - 1.41       43,181,333
                                  2011    31,816,365    1.12 - 1.29       37,895,228
                                  2010    32,850,961    1.11 - 1.26       38,552,233

  MSF MetLife Asset               2014    62,281,508    1.25 - 1.56       87,527,049
     Allocation 40 Subaccount     2013    63,017,183    1.23 - 1.49       85,938,160
                                  2012    69,601,690    1.13 - 1.35       86,810,589
                                  2011    75,138,747    1.05 - 1.22       85,251,503
                                  2010    81,246,395    1.06 - 1.21       92,534,789

  MSF MetLife Asset               2014   393,087,875    1.10 - 1.58      550,983,256
     Allocation 60 Subaccount     2013   325,210,824    1.21 - 1.51      449,109,725
                                  2012   342,679,345    1.06 - 1.72      406,247,240
                                  2011   365,836,158    0.96 - 1.13      387,765,148
                                  2010   393,118,303    1.00 - 1.15      427,765,478

                                                  FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------
  MSF BlackRock Money Market      2014        --         0.30 - 2.75       (2.71) - (0.30)
     Subaccount                   2013        --         0.30 - 2.75       (2.71) - (0.30)
                                  2012        --         0.30 - 2.75       (2.73) - (0.30)
                                  2011        --         0.30 - 2.85       (2.74) - (0.26)
                                  2010      0.01         0.30 - 2.75         (2.77) - 0.55

  MSF Frontier Mid Cap Growth     2014        --         0.30 - 2.70          7.98 - 10.72
     Subaccount                   2013      1.18         0.30 - 2.70         18.97 - 32.23
                                  2012        --         0.30 - 2.70          7.91 - 10.55
                                  2011      0.22         0.30 - 2.70       (5.78) - (3.37)
                                  2010        --         0.30 - 2.70         12.16 - 14.83

  MSF Jennison Growth             2014      0.23         0.30 - 2.70          4.51 - 12.77
     Subaccount                   2013      0.39         0.30 - 2.60         33.22 - 36.59
                                  2012      0.01         0.30 - 2.60        (4.86) - 15.21
                                  2011      0.11         0.30 - 2.60       (2.35) - (0.07)
                                  2010      0.46         0.30 - 2.60          8.51 - 10.94

  MSF Loomis Sayles Small Cap     2014        --         1.70 - 2.50           0.95 - 1.76
     Core Subaccount              2013      0.25         1.70 - 2.60         37.08 - 38.31
                                  2012        --         1.70 - 2.60         11.32 - 12.33
                                  2011        --         1.70 - 2.60       (2.22) - (1.35)
                                  2010        --         1.70 - 2.60         23.94 - 25.06

  MSF Met/Artisan Mid Cap         2014      0.54         1.40 - 2.10         (0.44) - 0.26
     Value Subaccount             2013      0.80         1.40 - 2.10         33.67 - 34.61
     (Commenced 5/3/2010)         2012      0.81         1.40 - 2.10          9.25 - 10.02
                                  2011      0.77         1.40 - 2.10           4.30 - 5.04
                                  2010        --         1.40 - 2.10         14.63 - 15.44

  MSF Met/Dimensional             2014      1.56         1.70 - 2.50       (9.00) - (8.27)
     International Small Company  2013      1.77         1.70 - 2.50         24.45 - 25.45
     Subaccount                   2012      0.49         1.70 - 2.50         14.98 - 15.91
                                  2011      1.88         1.70 - 2.50     (18.35) - (17.63)
                                  2010      1.23         1.70 - 2.50         19.60 - 20.55

  MSF MetLife Asset               2014      3.97         0.30 - 2.50           1.89 - 4.16
     Allocation 20 Subaccount     2013      2.99         0.30 - 2.70           1.51 - 3.97
                                  2012      2.99         0.30 - 2.70           6.26 - 8.85
                                  2011      2.43         0.30 - 2.70           0.45 - 2.95
                                  2010      3.77         0.30 - 2.70           7.12 - 9.70

  MSF MetLife Asset               2014      2.62         0.30 - 2.65           2.04 - 4.61
     Allocation 40 Subaccount     2013      2.54         0.30 - 2.65          8.02 - 10.59
                                  2012      2.94         0.30 - 2.65          8.53 - 11.13
                                  2011      2.07         0.30 - 2.65         (1.60) - 0.75
                                  2010      3.47         0.30 - 2.65          8.59 - 11.14

  MSF MetLife Asset               2014      1.72         0.30 - 2.85           1.05 - 4.74
     Allocation 60 Subaccount     2013      1.95         0.30 - 2.75         14.78 - 17.63
                                  2012      2.31         0.00 - 2.75         10.15 - 13.24
                                  2011      1.53         0.30 - 2.75       (4.00) - (1.65)
                                  2010      2.63         0.30 - 2.75         10.02 - 12.81

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31
                                     --------------------------------------------
                                                     UNIT VALUE
                                                      LOWEST TO          NET
                                         UNITS       HIGHEST ($)     ASSETS ($)
                                     ------------   ------------   --------------
  MSF MetLife Asset            2014   469,940,862    1.21 - 1.61      645,019,159
     Allocation 80 Subaccount  2013   281,259,764    1.21 - 1.50      392,110,510
                               2012   301,438,988    1.00 - 1.21      341,958,464
                               2011   320,193,265    0.89 - 1.05      318,588,616
                               2010   343,766,439    0.94 - 1.10      359,791,293

  MSF MetLife Mid Cap Stock    2014     8,659,503   1.82 - 31.61       16,117,119
     Index Subaccount          2013     8,357,897   1.68 - 29.03       14,115,032
                               2012     6,983,172           1.28        8,935,310
                               2011     6,867,767           1.10        7,567,180
                               2010     6,949,687           1.14        7,903,300

  MSF MetLife Stock Index      2014   512,472,472   1.22 - 36.26      948,735,700
     Subaccount                2013   619,079,605   1.11 - 32.31    1,022,210,401
                               2012   746,876,608   0.85 - 24.72      955,635,335
                               2011   660,304,058    0.78 - 3.51      710,740,551
                               2010   752,977,742    0.79 - 2.08      807,958,649

  MSF MFS Total Return         2014   181,477,236    1.19 - 3.96      427,404,149
     Subaccount                2013   214,758,429    1.13 - 3.69      467,083,516
                               2012   252,752,393    0.97 - 3.15      465,580,415
                               2011   300,786,307    0.90 - 2.86      499,287,986
                               2010   365,263,272    0.90 - 2.83      594,788,580

  MSF MFS Value Subaccount     2014    71,426,723    1.26 - 2.59      149,803,816
                               2013    76,198,106    1.18 - 2.39      152,814,296
                               2012    42,193,599    1.17 - 1.80       64,099,072
                               2011    48,193,344    1.11 - 1.58       63,956,024
                               2010    55,157,576    1.12 - 1.60       73,901,755

  MSF MSCI EAFE Index          2014    25,971,462    1.01 - 2.44       55,159,835
     Subaccount                2013    29,240,272    1.09 - 2.63       66,367,832
                               2012    31,591,933    0.91 - 2.18       59,212,775
                               2011    35,199,957    0.78 - 1.87       56,199,006
                               2010    39,250,929    0.91 - 2.16       72,320,627

  MSF Neuberger Berman         2014    30,031,861    1.23 - 3.63       69,389,880
     Genesis Subaccount        2013    35,991,632    1.25 - 3.65       82,899,600
     (Commenced 5/2/2011)      2012        70,294    1.58 - 1.77          118,604
                               2011        12,539    1.57 - 1.64           20,005

  MSF Russell 2000 Index       2014    27,782,287    2.02 - 4.62      114,688,189
     Subaccount                2013    31,268,599    1.96 - 4.45      123,574,772
                               2012    33,654,928    1.43 - 3.25       96,816,463
                               2011    37,289,119    1.25 - 2.83       93,301,295
                               2010    41,489,141    1.33 - 2.99      109,316,701

  MSF T. Rowe Price Large Cap  2014    33,034,416    1.52 - 2.82       59,661,381
     Growth Subaccount         2013    32,411,409    1.26 - 2.60       54,003,653
                               2012    32,201,056    1.12 - 1.88       38,929,294
                               2011    37,121,993    0.97 - 1.59       38,361,890
                               2010    45,753,740    1.01 - 1.61       48,700,718

                                               FOR THE YEAR ENDED DECEMBER 31
                                     --------------------------------------------------
                                     INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                        INCOME          LOWEST TO          LOWEST TO
                                       RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                     -------------  ----------------  -----------------
  MSF MetLife Asset            2014      1.11         0.30 - 2.90           2.22 - 4.91
     Allocation 80 Subaccount  2013      1.46         0.30 - 2.60         21.12 - 23.94
                               2012      1.91         0.30 - 2.60         12.41 - 15.04
                               2011      1.42         0.30 - 2.55       (6.22) - (4.01)
                               2010      2.21         0.30 - 2.65         11.72 - 14.39

  MSF MetLife Mid Cap Stock    2014      1.01         0.30 - 1.25           7.96 - 8.89
     Index Subaccount          2013      1.09         0.30 - 1.25         16.63 - 31.49
                               2012      1.02                1.25                 16.13
                               2011      0.93                1.25                (3.08)
                               2010      1.00                1.25                 24.67

  MSF MetLife Stock Index      2014      1.69         0.28 - 3.50          9.37 - 13.05
     Subaccount                2013      1.86         0.28 - 3.50         27.37 - 31.65
                               2012      1.43         0.28 - 3.50         11.63 - 15.43
                               2011      1.65         0.28 - 3.50         (1.73) - 1.51
                               2010      1.80         0.28 - 3.50         10.69 - 14.51

  MSF MFS Total Return         2014      2.25         0.30 - 2.75           5.42 - 8.09
     Subaccount                2013      2.45         0.30 - 2.75         15.48 - 18.40
                               2012      2.74         0.30 - 2.75          8.27 - 11.03
                               2011      2.65         0.30 - 2.75         (0.60) - 1.87
                               2010      2.94         0.30 - 2.75           6.82 - 9.55

  MSF MFS Value Subaccount     2014      1.64         0.30 - 2.75          7.72 - 10.48
                               2013      1.08         0.30 - 2.65         16.93 - 35.32
                               2012      1.95         0.30 - 2.65         13.33 - 16.30
                               2011      1.61         0.30 - 2.70         (1.82) - 0.51
                               2010      1.45         0.30 - 2.70          8.31 - 11.16

  MSF MSCI EAFE Index          2014      2.60         0.30 - 1.60       (7.50) - (6.28)
     Subaccount                2013      3.06         0.30 - 1.60         19.93 - 21.50
                               2012      3.14         0.30 - 1.60         16.44 - 17.97
                               2011      2.51         0.30 - 1.60     (13.96) - (12.76)
                               2010      2.90         0.30 - 1.60           6.56 - 7.83

  MSF Neuberger Berman         2014      0.37         0.30 - 2.65       (2.91) - (0.29)
     Genesis Subaccount        2013        --         0.30 - 2.65         24.17 - 35.86
     (Commenced 5/2/2011)      2012      0.12         1.70 - 2.60           6.92 - 7.89
                               2011        --         1.70 - 2.10       (7.49) - (7.23)

  MSF Russell 2000 Index       2014      1.17         0.30 - 1.65           3.32 - 4.72
     Subaccount                2013      1.55         0.30 - 1.65         36.29 - 38.14
                               2012      1.16         0.30 - 1.65         14.44 - 16.00
                               2011      1.08         0.30 - 1.65       (5.64) - (4.33)
                               2010      1.17         0.30 - 1.65         24.90 - 26.48

  MSF T. Rowe Price Large Cap  2014        --         0.30 - 2.65          6.03 - 13.92
     Growth Subaccount         2013      0.07         0.30 - 2.65         25.92 - 38.35
                               2012        --         0.30 - 2.65         15.56 - 18.32
                               2011        --         0.30 - 2.65       (3.96) - (1.61)
                               2010      0.07         0.30 - 2.65         13.72 - 16.38

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                       --------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO          NET
                                           UNITS       HIGHEST ($)     ASSETS ($)
                                       ------------   -------------  --------------
  MSF T. Rowe Price Small Cap    2014    50,212,351     1.68 - 3.52     118,139,543
     Growth Subaccount           2013    55,991,286     1.62 - 3.32     125,245,594
                                 2012    62,635,996     1.15 - 2.32      98,474,574
                                 2011    71,061,468     1.02 - 2.01      97,794,789
                                 2010    76,912,938     1.03 - 2.00     105,806,004

  MSF Western Asset              2014    23,348,172     1.08 - 3.03      39,669,737
     Management Strategic Bond   2013    27,649,077     1.19 - 2.91      44,979,001
     Opportunities Subaccount    2012    33,573,093     1.21 - 2.91      55,654,805
                                 2011    39,676,652     1.11 - 2.65      59,620,518
                                 2010     3,494,208     2.29 - 2.52       8,424,280

  MSF Western Asset              2014    64,344,337     1.07 - 2.58      98,096,572
     Management U.S. Government  2013    73,690,565     1.07 - 2.54     109,839,169
     Subaccount                  2012    89,352,294     1.10 - 2.58     134,993,660
                                 2011   101,794,264     1.07 - 2.53     148,935,292
                                 2010   125,335,567     1.04 - 2.42     173,254,111

  MSF WMC Balanced Subaccount    2014    78,788,126     1.44 - 3.64     263,144,756
                                 2013    87,559,708     1.34 - 3.34     265,542,357
                                 2012    95,084,218     1.14 - 2.80     241,918,758
                                 2011   105,534,840     1.05 - 2.53     241,546,529
                                 2010   118,061,128     1.04 - 2.46     263,504,413

  MSF WMC Core Equity            2014    53,012,778     1.34 - 2.26      96,109,883
     Opportunities Subaccount    2013    65,547,224     1.24 - 2.10     109,181,322
                                 2012    81,093,170     0.94 - 1.61     103,067,131
                                 2011    96,387,852     0.85 - 1.46     110,626,783
                                 2010    39,290,500     0.90 - 1.34      46,053,005

  Pioneer VCT Mid Cap Value      2014    11,449,417     1.72 - 2.69      27,355,302
     Subaccount                  2013    13,948,854     1.54 - 2.38      29,462,183
                                 2012    17,566,894     1.19 - 1.82      28,565,653
                                 2011    21,724,375     1.10 - 1.67      32,437,470
                                 2010    27,106,926     1.21 - 1.80      43,769,962

  Pioneer VCT Real Estate        2014     3,456,891     1.95 - 3.22       9,986,466
     Shares Subaccount           2013     4,679,392     1.52 - 2.50      10,515,684
                                 2012     5,535,016     1.53 - 2.50      12,543,885
                                 2011     6,712,774     1.34 - 2.19      13,366,638
                                 2010     8,080,999     1.24 - 2.03      15,025,737

  TAP 1919 Variable Responsive   2014    15,783,435     1.29 - 4.29      43,091,030
     Balanced Subaccount         2013    17,650,098     1.20 - 3.98      44,216,482
                                 2012    19,935,151     1.03 - 3.39      41,969,589
                                 2011    23,310,011     0.94 - 3.10      43,793,657
                                 2010    28,992,998     0.95 - 3.14      53,105,312

  UIF Growth Subaccount          2014     3,258,928     1.44 - 2.93       6,688,278
                                 2013     3,897,642     1.35 - 2.81       7,732,651
                                 2012     5,479,096     0.93 - 1.93       7,099,628
                                 2011     6,391,312     0.82 - 1.72       7,349,810
                                 2010     7,852,817     0.86 - 1.81       9,543,702

                                                 FOR THE YEAR ENDED DECEMBER 31
                                       -------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                          INCOME          LOWEST TO         LOWEST TO
                                         RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                       -------------  ----------------  ----------------
  MSF T. Rowe Price Small Cap    2014        --         0.30 - 2.65          3.86 - 6.33
     Growth Subaccount           2013      0.14         0.30 - 2.65        40.40 - 43.74
                                 2012        --         0.30 - 2.65        12.86 - 15.56
                                 2011        --         0.30 - 2.65        (1.18) - 1.10
                                 2010        --         0.30 - 2.65        31.04 - 34.21

  MSF Western Asset              2014      5.32         1.17 - 2.60          0.50 - 4.24
     Management Strategic Bond   2013      4.97         1.17 - 2.60      (1.76) - (0.08)
     Opportunities Subaccount    2012      3.46         1.17 - 2.60         8.42 - 10.19
                                 2011      0.87         1.17 - 2.60          0.69 - 4.89
                                 2010      6.37         1.17 - 1.45        11.08 - 11.45

  MSF Western Asset              2014      1.96         0.15 - 2.45          0.32 - 2.66
     Management U.S. Government  2013      2.23         0.15 - 2.45      (3.14) - (0.89)
     Subaccount                  2012      2.10         0.15 - 2.45          0.86 - 3.21
                                 2011      1.53         0.15 - 2.45          2.95 - 5.33
                                 2010      2.75         0.15 - 2.45          3.23 - 5.63

  MSF WMC Balanced Subaccount    2014      2.00         0.30 - 2.65         7.40 - 10.22
                                 2013      2.48         0.30 - 2.65        17.13 - 20.23
                                 2012      2.29         0.30 - 2.65         9.16 - 12.04
                                 2011      2.45         0.30 - 2.65          0.87 - 3.44
                                 2010      1.96         0.30 - 2.65          6.47 - 9.35

  MSF WMC Core Equity            2014      0.56         0.30 - 2.65         5.33 - 10.30
     Opportunities Subaccount    2013      1.27         0.30 - 2.65        29.87 - 33.30
                                 2012      0.69         0.30 - 2.65         9.66 - 12.52
                                 2011      0.48         0.30 - 2.70     (12.22) - (4.37)
                                 2010      0.99         0.30 - 2.75         8.80 - 11.64

  Pioneer VCT Mid Cap Value      2014      0.66         1.40 - 2.75        11.69 - 13.20
     Subaccount                  2013      0.74         1.40 - 2.75        29.15 - 30.91
                                 2012      0.84         1.40 - 2.75          7.80 - 9.28
                                 2011      0.65         1.40 - 2.75      (8.38) - (7.15)
                                 2010      0.89         1.40 - 2.75        14.65 - 16.27

  Pioneer VCT Real Estate        2014      2.29         1.50 - 2.70        27.08 - 28.62
     Shares Subaccount           2013      2.09         1.50 - 2.65        (1.12) - 0.03
                                 2012      2.10         1.50 - 2.65        13.04 - 14.35
                                 2011      2.18         1.50 - 2.60          6.90 - 8.11
                                 2010      2.45         1.50 - 2.60        25.25 - 26.68

  TAP 1919 Variable Responsive   2014      0.85         0.30 - 2.50          6.61 - 8.98
     Balanced Subaccount         2013      0.84         0.30 - 2.50        15.78 - 18.35
                                 2012      1.43         0.30 - 2.50         7.97 - 10.38
                                 2011      1.04         0.30 - 2.50      (2.44) - (0.35)
                                 2010      1.29         0.30 - 2.50         9.32 - 11.87

  UIF Growth Subaccount          2014        --         1.40 - 2.50          3.73 - 4.88
                                 2013      0.46         1.40 - 2.50        44.42 - 46.02
                                 2012        --         1.40 - 2.50        11.54 - 12.78
                                 2011      0.11         1.40 - 2.60      (5.22) - (4.13)
                                 2010      0.12         1.40 - 2.60        19.72 - 21.27

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)



8.  FINANCIAL HIGHLIGHTS -- (CONCLUDED)


                                                  AS OF DECEMBER 31                          FOR THE YEAR ENDED DECEMBER 31
                                    --------------------------------------------   -------------------------------------------------
                                                    UNIT VALUE                     INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                                     LOWEST TO          NET           INCOME          LOWEST TO         LOWEST TO
                                        UNITS       HIGHEST ($)     ASSETS ($)       RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                    ------------   -------------  --------------   -------------  ----------------  ----------------
  Wells Fargo VT Small Cap   2014      1,278,953     1.79 - 2.81       2,543,972       0.35         0.30 - 1.85          2.54 - 4.14
     Value Subaccount        2013      1,429,790     1.73 - 2.70       2,776,008       0.66         0.30 - 1.85        12.65 - 14.41
                             2012      1,781,119     1.53 - 2.37       3,080,263       0.87         0.30 - 1.85        11.90 - 13.65
                             2011      2,074,209     1.36 - 2.09       3,218,582       0.65         0.30 - 1.85      (8.95) - (7.58)
                             2010      2,391,673     1.48 - 2.27       4,028,620       1.51         0.30 - 1.85        15.16 - 16.95

1 These amounts represent the dividends, excluding distributions of capital gains, received by the Subaccount from the underlying portfolio, series or fund, net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying portfolio, series or fund in which the Subaccount invests. The investment income ratio is calculated as a weighted average ratio since the Subaccount may invest in two or more share classes, within the underlying portfolio, series or fund of the trusts which may have unique investment income ratios.

2 These amounts represent annualized contract expenses of each of the applicable Subaccounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio, series or fund have been excluded.

3 These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio, series or fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on the minimum and maximum returns within each product grouping of the applicable Subaccount.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

Item 8. Financial Statements and Supplementary Data

        Index to Consolidated Financial Statements, Notes and Schedules

                                                                                                      Page
                                                                                                      ----
Report of Independent Registered Public Accounting Firm..............................................   2
Financial Statements at December 31, 2014 and 2013 and for the Years Ended December 31, 2014, 2013
  and 2012:
 Consolidated Balance Sheets.........................................................................   3
 Consolidated Statements of Operations...............................................................   4
 Consolidated Statements of Comprehensive Income (Loss)..............................................   5
 Consolidated Statements of Stockholder's Equity.....................................................   6
 Consolidated Statements of Cash Flows...............................................................   7
 Notes to the Consolidated Financial Statements......................................................   9
     Note 1 -- Business, Basis of Presentation and Summary of Significant Accounting Policies........   9
     Note 2 -- Segment Information...................................................................  27
     Note 3 -- Mergers...............................................................................  33
     Note 4 -- Dispositions..........................................................................  34
     Note 5 -- Insurance.............................................................................  35
     Note 6 -- Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles...  43
     Note 7 -- Reinsurance...........................................................................  46
     Note 8 -- Investments...........................................................................  54
     Note 9 -- Derivatives...........................................................................  76
     Note 10 -- Fair Value...........................................................................  90
     Note 11 -- Goodwill............................................................................. 117
     Note 12 -- Debt................................................................................. 120
     Note 13 -- Equity............................................................................... 120
     Note 14 -- Other Expenses....................................................................... 126
     Note 15 -- Income Tax........................................................................... 127
     Note 16 -- Contingencies, Commitments and Guarantees............................................ 130
     Note 17 -- Related Party Transactions........................................................... 134
Financial Statement Schedules at December 31, 2014 and 2013 and for the Years Ended December 31,
  2014, 2013 and 2012:
 Schedule I -- Consolidated Summary of Investments -- Other Than Investments in Related Parties...... 135
 Schedule III -- Consolidated Supplementary Insurance Information.................................... 136
 Schedule IV -- Consolidated Reinsurance............................................................. 138

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of MetLife Insurance Company USA:

We have audited the accompanying consolidated balance sheets of MetLife Insurance Company USA (formerly MetLife Insurance Company of Connecticut) and subsidiaries (the "Company") as of December 31, 2014 and 2013, and the related consolidated statements of operations, comprehensive income (loss), stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2014. Our audits also included the financial statement schedules listed in the Index to Consolidated Financial Statements, Notes and Schedules. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of MetLife Insurance Company USA and subsidiaries as of December 31, 2014 and 2013, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2014, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 3 to the consolidated financial statements, on November 14, 2014, MetLife Insurance Company of Connecticut was renamed MetLife Insurance Company USA and merged with MetLife Investors USA Insurance Company, MetLife Investors Insurance Company, and Exeter Reassurance Company, Ltd., all subsidiaries of MetLife, Inc. As the mergers involved entities all under common control, the accompanying consolidated financial statements have been retrospectively adjusted for all periods presented to reflect the mergers in a manner similar to a pooling-of-interests.

/s/ DELOITTE & TOUCHE LLP

New York, New York
March 27, 2015

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                          Consolidated Balance Sheets
                          December 31, 2014 and 2013

                (In millions, except share and per share data)

                                                                                             2014         2013
                                                                                         -----------  -----------
Assets
Investments:
 Fixed maturity securities available-for-sale, at estimated fair value (amortized cost:
   $46,423 and $46,988, respectively)................................................... $    50,697  $    48,824
 Equity securities available-for-sale, at estimated fair value (cost: $400 and $443,
   respectively)........................................................................         459          463
 Mortgage loans (net of valuation allowances of $25 and $35, respectively; includes
   $280 and $1,598, respectively, at estimated fair value, relating to variable
   interest entities)...................................................................       5,839        8,004
 Policy loans...........................................................................       1,194        1,246
 Real estate and real estate joint ventures (includes $93 and $0, respectively, of real
   estate held-for-sale)................................................................         894          754
 Other limited partnership interests....................................................       2,234        2,162
 Short-term investments, principally at estimated fair value............................       1,232        4,964
 Other invested assets, principally at estimated fair value.............................       4,531        5,899
                                                                                         -----------  -----------
   Total investments....................................................................      67,080       72,316
Cash and cash equivalents, principally at estimated fair value..........................       1,206        1,400
Accrued investment income (includes $2 and $9, respectively, relating to variable
  interest entities)....................................................................         501          660
Premiums, reinsurance and other receivables.............................................      21,559       19,553
Deferred policy acquisition costs and value of business acquired........................       4,890        5,691
Current income tax recoverable..........................................................         537          398
Goodwill................................................................................         381          526
Other assets............................................................................         848          943
Separate account assets.................................................................     108,861      109,814
                                                                                         -----------  -----------
     Total assets....................................................................... $   205,863  $   211,301
                                                                                         ===========  ===========
Liabilities and Stockholder's Equity
Liabilities
Future policy benefits.................................................................. $    28,479  $    30,603
Policyholder account balances...........................................................      35,486       37,389
Other policy-related balances...........................................................       3,320        4,130
Payables for collateral under securities loaned and other transactions..................       7,501        6,914
Long-term debt (includes $139 and $1,461, respectively, at estimated fair value,
  relating to variable interest entities)...............................................         928        2,326
Deferred income tax liability...........................................................       1,338          251
Other liabilities (includes $1 and $7, respectively, relating to variable interest
  entities).............................................................................       7,944        8,308
Separate account liabilities............................................................     108,861      109,814
                                                                                         -----------  -----------
     Total liabilities..................................................................     193,857      199,735
                                                                                         -----------  -----------
Contingencies, Commitments and Guarantees (Note 16)
Stockholder's Equity
Common stock, par value $25,000 and $2.50 per share; 4,000 and 40,000,000 shares
  authorized; 3,000 and 34,595,317 shares issued and outstanding, respectively..........          75           86
Additional paid-in capital..............................................................      10,855       11,506
Retained earnings (deficit).............................................................      (1,350)      (1,006)
Accumulated other comprehensive income (loss)...........................................       2,426          980
                                                                                         -----------  -----------
     Total stockholder's equity.........................................................      12,006       11,566
                                                                                         -----------  -----------
      Total liabilities and stockholder's equity........................................ $   205,863  $   211,301
                                                                                         ===========  ===========

       See accompanying notes to the consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     Consolidated Statements of Operations
             For the Years Ended December 31, 2014, 2013 and 2012

                                 (In millions)

                                                                         2014       2013       2012
                                                                      ---------  ---------  ---------
Revenues
Premiums............................................................. $   1,152  $     689  $   2,215
Universal life and investment-type product policy fees...............     3,193      3,130      3,014
Net investment income................................................     2,669      2,999      3,060
Other revenues.......................................................       539        610        626
Net investment gains (losses):
 Other-than-temporary impairments on fixed maturity securities.......        (6)        (9)       (54)
 Other-than-temporary impairments on fixed maturity securities
   transferred to other comprehensive income (loss)..................        (6)       (11)         3
 Other net investment gains (losses).................................      (457)        47        241
                                                                      ---------  ---------  ---------
   Total net investment gains (losses)...............................      (469)        27        190
 Net derivative gains (losses).......................................      (181)       441     (2,345)
                                                                      ---------  ---------  ---------
     Total revenues..................................................     6,903      7,896      6,760
                                                                      ---------  ---------  ---------
Expenses
Policyholder benefits and claims.....................................     2,764      3,147      4,321
Interest credited to policyholder account balances...................     1,062      1,168      1,281
Goodwill impairment..................................................        33         66        394
Other expenses.......................................................     2,754      1,937      2,636
                                                                      ---------  ---------  ---------
     Total expenses..................................................     6,613      6,318      8,632
                                                                      ---------  ---------  ---------
Income (loss) from continuing operations before provision for income
  tax................................................................       290      1,578     (1,872)
Provision for income tax expense (benefit)...........................        (5)       437       (813)
                                                                      ---------  ---------  ---------
Income (loss) from continuing operations, net of income tax..........       295      1,141     (1,059)
Income (loss) from discontinued operations, net of income tax........        --         --          8
                                                                      ---------  ---------  ---------
Net income (loss).................................................... $     295  $   1,141  $  (1,051)
                                                                      =========  =========  =========

       See accompanying notes to the consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

            Consolidated Statements of Comprehensive Income (Loss)
             For the Years Ended December 31, 2014, 2013 and 2012

                                 (In millions)

                                                                         2014       2013       2012
                                                                      ---------  ---------  ---------
Net income (loss).................................................... $     295  $   1,141  $  (1,051)
Other comprehensive income (loss):
 Unrealized investment gains (losses), net of related offsets........     1,953     (2,232)       941
 Unrealized gains (losses) on derivatives............................       244       (206)         3
 Foreign currency translation adjustments............................       (50)        54        101
                                                                      ---------  ---------  ---------
Other comprehensive income (loss), before income tax.................     2,147     (2,384)     1,045
Income tax (expense) benefit related to items of other comprehensive
  income (loss)......................................................      (701)       808       (344)
                                                                      ---------  ---------  ---------
Other comprehensive income (loss), net of income tax.................     1,446     (1,576)       701
                                                                      ---------  ---------  ---------
Comprehensive income (loss).......................................... $   1,741  $    (435) $    (350)
                                                                      =========  =========  =========

       See accompanying notes to the consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                Consolidated Statements of Stockholder's Equity
             For the Years Ended December 31, 2014, 2013 and 2012

                                 (In millions)

                                                                      Accumulated
                                             Additional   Retained       Other         Total
                                   Common     Paid-in     Earnings   Comprehensive Stockholder's
                                   Stock      Capital     (Deficit)  Income (Loss)    Equity
                                 ---------  -----------  ----------  ------------- -------------
Balance at January 1, 2012
  (Note 3)...................... $      86  $     8,582  $    1,034    $   1,855    $   11,557
Dividend of subsidiary
  (Note 4)......................                               (347)                      (347)
Dividend paid to MetLife, Inc...                               (522)                      (522)
Capital contribution (Note 3)...                  2,878                                  2,878
Net income (loss)...............                             (1,051)                    (1,051)
Other comprehensive income
  (loss), net of income tax (1).                                             701           701
                                 ---------  -----------  ----------    ---------    ----------
Balance at December 31, 2012....        86       11,460        (886)       2,556        13,216
Dividend paid to MetLife, Inc...                             (1,261)                    (1,261)
Capital contribution............                     46                                     46
Net income (loss)...............                              1,141                      1,141
Other comprehensive income
  (loss), net of income tax.....                                          (1,576)       (1,576)
                                 ---------  -----------  ----------    ---------    ----------
Balance at December 31, 2013....        86       11,506      (1,006)         980        11,566
Redemption of common stock......       (11)        (895)       (484)                    (1,390)
Dividend paid to MetLife, Inc...                               (155)                      (155)
Capital contribution............                    244                                    244
Net income (loss)...............                                295                        295
Other comprehensive income
  (loss), net of income tax.....                                           1,446         1,446
                                 ---------  -----------  ----------    ---------    ----------
Balance at December 31, 2014.... $      75  $    10,855  $   (1,350)   $   2,426    $   12,006
                                 =========  ===========  ==========    =========    ==========

--------

(1)Includes amounts related to dividend of subsidiary. See Notes 4 and 13.

       See accompanying notes to the consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     Consolidated Statements of Cash Flows
             For the Years Ended December 31, 2014, 2013 and 2012

                                 (In millions)

                                                                                                      2014      2013      2012
                                                                                                    --------  --------  --------
Cash flows from operating activities
Net income (loss).................................................................................. $    295  $  1,141  $ (1,051)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
  Depreciation and amortization expenses...........................................................       30        35        33
  Amortization of premiums and accretion of discounts associated with investments, net.............     (166)     (150)     (170)
  (Gains) losses on investments and from sales of businesses, net..................................      469       (27)     (200)
  (Gains) losses on derivatives, net...............................................................    1,443     1,567     3,643
  (Income) loss from equity method investments, net of dividends or distributions..................      (11)      (82)      (43)
  Interest credited to policyholder account balances...............................................    1,062     1,168     1,281
  Universal life and investment-type product policy fees...........................................   (3,193)   (3,130)   (3,014)
  Goodwill impairment..............................................................................       33        66       394
  Change in fair value option securities...........................................................       --        --      (601)
  Change in accrued investment income..............................................................      124       146        91
  Change in premiums, reinsurance and other receivables............................................   (1,479)     (190)     (614)
  Change in deferred policy acquisition costs and value of business acquired, net..................      711      (480)     (154)
  Change in income tax.............................................................................      245       691      (798)
  Change in other assets...........................................................................    2,258     2,006     1,869
  Change in insurance-related liabilities and policy-related balances..............................    1,398     1,198     2,055
  Change in other liabilities......................................................................    1,390        31       308
  Other, net.......................................................................................      (67)       (6)       --
                                                                                                    --------  --------  --------
Net cash provided by (used in) operating activities................................................    4,542     3,984     3,029
                                                                                                    --------  --------  --------
Cash flows from investing activities
  Sales, maturities and repayments of:
   Fixed maturity securities.......................................................................   20,249    20,330    16,647
   Equity securities...............................................................................       98        69        60
   Mortgage loans..................................................................................    2,428     2,304     1,461
   Real estate and real estate joint ventures......................................................       28       104        72
   Other limited partnership interests.............................................................      255       153       220
  Purchases of:
   Fixed maturity securities.......................................................................  (24,520)  (17,068)  (18,153)
   Equity securities...............................................................................      (41)     (133)      (60)
   Mortgage loans..................................................................................     (343)     (912)     (879)
   Real estate and real estate joint ventures......................................................     (209)     (201)     (225)
   Other limited partnership interests.............................................................     (345)     (368)     (357)
  Cash received in connection with freestanding derivatives........................................      788       258       845
  Cash paid in connection with freestanding derivatives............................................   (1,991)   (3,615)   (2,126)
  Sale of business, net of cash and cash equivalents disposed of $251, $0 and $0,
   respectively....................................................................................      451        --        --
  Dividend of subsidiary...........................................................................       --        --       (53)
  Sales of loans to affiliates.....................................................................      520        --        --
  Net change in policy loans.......................................................................       52        (3)      (14)
  Net change in short-term investments.............................................................    3,581     2,060     1,273
  Net change in other invested assets..............................................................     (305)      113      (113)
  Other, net.......................................................................................       --         3        --
                                                                                                    --------  --------  --------
Net cash provided by (used in) investing activities................................................      696     3,094    (1,402)
                                                                                                    --------  --------  --------

       See accompanying notes to the consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

             Consolidated Statements of Cash Flows -- (Continued)
             For the Years Ended December 31, 2014, 2013 and 2012

                                 (In millions)

                                                                                              2014       2013       2012
                                                                                           ---------  ---------  ----------
Cash flows from financing activities
  Policyholder account balances:
   Deposits...............................................................................    18,581     15,005      16,417
   Withdrawals............................................................................   (21,564)   (16,806)    (16,549)
  Net change in payables for collateral under securities loaned and other transactions....       703     (3,197)     (1,395)
  Long-term debt repaid...................................................................    (1,379)    (1,009)       (482)
  Financing element on certain derivative instruments.....................................      (414)      (197)         67
  Redemption of common stock..............................................................      (906)        --          --
  Common stock redemption premium.........................................................      (484)        --          --
  Dividends paid to MetLife, Inc..........................................................      (155)    (1,261)       (522)
  Capital contributions from MetLife, Inc.................................................       231         --         800
                                                                                           ---------  ---------  ----------
Net cash provided by (used in) financing activities.......................................    (5,387)    (7,465)     (1,664)
                                                                                           ---------  ---------  ----------
Effect of change in foreign currency exchange rates on cash and cash equivalents balances.       (45)       (41)        (15)
                                                                                           ---------  ---------  ----------
Change in cash and cash equivalents.......................................................      (194)      (428)        (52)
Cash and cash equivalents, beginning of year..............................................     1,400      1,828       1,880
                                                                                           ---------  ---------  ----------
Cash and cash equivalents, end of year.................................................... $   1,206  $   1,400  $    1,828
                                                                                           =========  =========  ==========
Supplemental disclosures of cash flow information
Net cash paid (received) for:
   Interest............................................................................... $     116  $     199  $      331
                                                                                           =========  =========  ==========
   Income tax............................................................................. $    (221) $    (272) $       23
                                                                                           =========  =========  ==========
Non-cash transactions:
  Disposal of subsidiary: (1)
   Assets disposed........................................................................ $      --  $      --  $    4,857
   Liabilities disposed...................................................................        --         --      (4,567)
                                                                                           ---------  ---------  ----------
   Net assets disposed....................................................................        --         --         290
   Cash disposed..........................................................................        --         --         (53)
   Dividend of interests in subsidiary....................................................        --         --        (237)
                                                                                           ---------  ---------  ----------
   (Gain) loss on dividend of interests in subsidiary..................................... $      --  $      --  $       --
                                                                                           =========  =========  ==========
  Capital contributions from MetLife, Inc................................................. $      13  $      46  $    2,078
                                                                                           =========  =========  ==========
  Assignment of senior notes to MetLife, Inc.............................................. $      --  $      --  $    2,000
                                                                                           =========  =========  ==========
  Transfers of fixed maturity securities to affiliates.................................... $     804  $      --  $       --
                                                                                           =========  =========  ==========
  Purchase of fixed maturity securities associated with business transfer................. $      --  $      --  $      761
                                                                                           =========  =========  ==========
  Purchase of short-term investments associated with business transfer.................... $      --  $      --  $       72
                                                                                           =========  =========  ==========
  Real estate and real estate joint ventures acquired in satisfaction of debt............. $      --  $      --  $       50
                                                                                           =========  =========  ==========

--------

(1)See Note 4.

       See accompanying notes to the consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                Notes to the Consolidated Financial Statements

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies

Business

  "MetLife USA" and the "Company" refer to MetLife Insurance Company USA (formerly, MetLife Insurance Company of Connecticut ("MICC")), a Delaware corporation originally incorporated in Connecticut in 1863, and its subsidiaries. MetLife Insurance Company USA is a wholly-owned subsidiary of MetLife, Inc. The Company offers individual annuities, individual life insurance, and institutional protection and asset accumulation products.

  In November 2014, MetLife Insurance Company of Connecticut re-domesticated from Connecticut to Delaware, changed its name to MetLife Insurance Company USA and merged with its subsidiary, MetLife Investors USA Insurance Company ("MLI-USA"), and its affiliates, MetLife Investors Insurance Company ("MLIIC") and Exeter Reassurance Company, Ltd. ("Exeter"). See Note 3 for further information on the merger transactions and the prior periods' adjustments.

  The Company is organized into two segments: Retail and Corporate Benefit Funding.

Basis of Presentation

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from estimates.

 Consolidation

   The accompanying consolidated financial statements include the accounts of MetLife Insurance Company USA and its subsidiaries, as well as partnerships and joint ventures in which the Company has control, and variable interest entities ("VIEs") for which the Company is the primary beneficiary. Intercompany accounts and transactions have been eliminated.

   Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

 Discontinued Operations

   The results of operations of a component of the Company that has either been disposed of or is classified as held-for-sale are reported in discontinued operations if certain criteria are met. Effective January 1, 2014, the Company early adopted new guidance regarding reporting of discontinued operations for disposals or classifications as held-for-sale that have not been previously reported in the consolidated financial statements. A disposal of a component is reported in discontinued operations if the disposal represents a strategic shift that has or will have a major effect on the Company's operations and financial results. See "-- Adoption of New Accounting Pronouncements."

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Separate Accounts

   Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if:

  .  such separate accounts are legally recognized;
  . assets supporting the contract liabilities are legally insulated from the Company's general account liabilities;
  . investments are directed by the contractholder; and . all investment performance, net of contract fees and assessments, is passed through to the contractholder.

   The Company reports separate account assets at their fair value, which is based on the estimated fair values of the underlying assets comprising the individual separate account portfolios. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the statements of operations. Separate accounts credited with a contractual investment return are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses and the accounting for these investments is consistent with the methodologies described herein for similar financial instruments held within the general account. Unit-linked separate account investments that are directed by contractholders but do not meet one or more of the other above criteria are included in fair value option ("FVO") securities. See Note 4 for the disposition of MetLife Europe Limited ("MetLife Europe").

   The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Such fees are included in universal life and investment-type product policy fees in the statements of operations.

Summary of Significant Accounting Policies

   The following are the Company's significant accounting policies with references to notes providing additional information on such policies and critical accounting estimates relating to such policies.

-----------------------------------------------------------------------------------------
Accounting Policy                                                                    Note
-----------------------------------------------------------------------------------------
Insurance                                                                             5
-----------------------------------------------------------------------------------------
Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles   6
-----------------------------------------------------------------------------------------
Reinsurance                                                                           7
-----------------------------------------------------------------------------------------
Investments                                                                           8
-----------------------------------------------------------------------------------------
Derivatives                                                                           9
-----------------------------------------------------------------------------------------
Fair Value                                                                            10
-----------------------------------------------------------------------------------------
Goodwill                                                                              11
-----------------------------------------------------------------------------------------
Income Tax                                                                            15
-----------------------------------------------------------------------------------------
Litigation Contingencies                                                              16
-----------------------------------------------------------------------------------------

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Insurance

  Future Policy Benefit Liabilities and Policyholder Account Balances

    The Company establishes liabilities for amounts payable under insurance policies. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, disability incidence, disability terminations, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. These assumptions are established at the time the policy is issued and are intended to estimate the experience for the period the policy benefits are payable. Utilizing these assumptions, liabilities are established on a block of business basis. For long duration insurance contracts, assumptions such as mortality, morbidity and interest rates are "locked in" upon the issuance of new business. However, significant adverse changes in experience on such contracts may require the establishment of premium deficiency reserves. Such reserves are determined based on the then current assumptions and do not include a provision for adverse deviation.

    Liabilities for universal and variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing deferred policy acquisition costs ("DAC"), and are thus subject to the same variability and risk as further discussed herein. The assumptions of investment performance and volatility for variable products are consistent with historical experience of appropriate underlying equity indices, such as the Standard & Poor's Ratings Services ("S&P") 500 Index. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

    The Company regularly reviews its estimates of liabilities for future policy benefits and compares them with its actual experience. Differences result in changes to the liability balances with related charges or credits to benefit expenses in the period in which the changes occur.

    Policyholder account balances ("PABs") relate to contract or contract features where the Company has no significant insurance risk.

    The Company issues directly and assumes through reinsurance, certain variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit (i.e., the benefit base) less withdrawals. These guarantees are accounted for as insurance liabilities or as embedded derivatives depending on how and when the benefit is paid. Specifically, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring (i) the occurrence of specific insurable event, or (ii) the policyholder to annuitize. Alternatively, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either (i) the occurrence of a specific insurable event, or (ii) annuitization. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    Guarantees accounted for as insurance liabilities in future policy benefits include guaranteed minimum death benefits ("GMDBs"), the portion of guaranteed minimum income benefits ("GMIBs") that require annuitization, and the life-contingent portion of guaranteed minimum withdrawal benefits ("GMWBs").

    Guarantees accounted for as embedded derivatives in PABs include the non life-contingent portion of GMWBs, guaranteed minimum accumulation benefits ("GMABs") and the portion of GMIBs that do not require annuitization. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

  Other Policy-Related Balances

    Other policy-related balances primarily include assumed affiliated reinsurance payables, affiliated deferred experience refunds, policy and contract claims and unearned revenue liabilities.

    The assumed affiliated reinsurance payable relates primarily to reinsurance for certain universal life business assumed from an affiliate, net of other reinsurance.

    The affiliated deferred experience refunds relate to the repayment of acquisition costs under an affiliated reinsurance agreement and represent part the net cost of reinsurance for the business reinsured. The deferred experience refund is being amortized consistent with the DAC methodology on the underlying contracts.

    The liability for policy and contract claims generally relates to incurred but not reported death, disability, and long-term care ("LTC") claims, as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from analyses of historical patterns of claims by business line. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

    The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits, similar to DAC as discussed further herein. Such amortization is recorded in universal life and investment-type product policy fees.

  Recognition of Insurance Revenues and Deposits

    Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided to recognize profits over the estimated lives of the insurance policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into earnings in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

    Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    Deposits related to universal life-type and investment-type products are credited to PABs. Revenues from such contracts consist of fees for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to earnings include interest credited and benefit claims incurred in excess of related PABs.

    Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

 Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

   The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as DAC. Such costs include:

  .  incremental direct costs of contract acquisition, such as commissions;
  . the portion of an employee's total compensation and benefits related to time spent selling, underwriting or processing the issuance of new and renewal insurance business only with respect to actual policies acquired or renewed;
  . other essential direct costs that would not have been incurred had a policy not been acquired or renewed; and
  . the costs of direct-response advertising, the primary purpose of which is to elicit sales to customers who could be shown to have responded specifically to the advertising and that results in probable future benefits.

   All other acquisition-related costs, including those related to general advertising and solicitation, market research, agent training, product development, unsuccessful sales and underwriting efforts, as well as all indirect costs, are expensed as incurred.

   Value of business acquired ("VOBA") is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force at the acquisition date. The estimated fair value of the acquired liabilities is based on projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns, nonperformance risk adjustment and other factors. Actual experience on the purchased business may vary from these projections.

   DAC and VOBA are amortized as follows:

 -----------------------------------------------------------------------------
 Products:                              In proportion to the following over
                                        estimated lives of the contracts:
 -----------------------------------------------------------------------------
 .  Nonparticipating and                Historic actual and expected future
    non-dividend-paying traditional     gross premiums.
    contracts (primarily term
    insurance)
 -----------------------------------------------------------------------------
 .  Participating, dividend-paying      Actual and expected future gross
    traditional contracts               margins.
 -----------------------------------------------------------------------------
 .  Fixed and variable universal life   Actual and expected future gross
    contracts                           profits.
 .  Fixed and variable deferred
    annuity contracts
 -----------------------------------------------------------------------------

   See Note 6 for additional information on DAC and VOBA amortization.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the financial statements for reporting purposes.

   The Company generally has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales inducements is included in policyholder benefits and claims. Each year, or more frequently if circumstances indicate a potential recoverability issue exists, the Company reviews deferred sales inducements ("DSI") to determine the recoverability of the asset.

   Value of distribution agreements acquired ("VODA") is reported in other assets and represents the present value of expected future profits associated with the expected future business derived from the distribution agreements acquired as part of a business combination. Value of customer relationships acquired ("VOCRA") is also reported in other assets and represents the present value of the expected future profits associated with the expected future business acquired through existing customers of the acquired company or business. The VODA and VOCRA associated with past business combinations are amortized over useful lives ranging from 10 to 30 years and such amortization is included in other expenses. Each year, or more frequently if circumstances indicate a possible impairment exists, the Company reviews VODA and VOCRA to determine whether the asset is impaired.

 Reinsurance

   For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the Company's obligations as the primary insurer. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

   For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC when there is a gain at inception on the ceding entity and to other liabilities when there is a loss at inception. The net cost of reinsurance is recognized as a component of other expenses when there is a gain at inception and as policyholder benefits and claims when there is a loss and is subsequently amortized on a basis consistent with the methodology used for amortizing DAC related to the underlying reinsured contracts. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) premiums, reinsurance and other receivables (future policy benefits) are established.

   Amounts currently recoverable under reinsurance agreements are included in premiums, reinsurance and other receivables and amounts currently payable are included in other liabilities. Assets and liabilities relating to

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

 reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

   The funds withheld liability represents amounts withheld by the Company in accordance with the terms of the reinsurance agreements. The Company withholds the funds rather than transferring the underlying investments and, as a result, records funds withheld liability within other liabilities. The Company recognizes interest on funds withheld, included in other expenses, at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio.

   Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues. With respect to GMIBs, a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives. These embedded derivatives are included in premiums, reinsurance and other receivables with changes in estimated fair value reported in net derivative gains (losses).

   If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate. Certain assumed GMWB, GMAB and GMIB are also accounted for as embedded derivatives with changes in estimated fair value reported in net derivative gains (losses).

 Investments

  Net Investment Income and Net Investment Gains (Losses)

    Income from investments is reported within net investment income, unless otherwise stated herein. Gains and losses on sales of investments, impairment losses and changes in valuation allowances are reported within net investment gains (losses), unless otherwise stated herein.

  Fixed Maturity and Equity Securities

    The majority of the Company's fixed maturity and equity securities are classified as available-for-sale ("AFS") and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss) ("OCI"), net of policy-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales are determined on a specific identification basis.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recognized when declared.

    The Company periodically evaluates fixed maturity and equity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value, as well as an analysis of the gross unrealized losses by severity and/or age as described in Note 8 "-- Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities."

    For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either:
  (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exists, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI.

    With respect to equity securities, the Company considers in its OTTI analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its estimated fair value to an amount equal to or greater than cost. If a sale decision is made for an equity security and recovery to an amount at least equal to cost prior to the sale is not expected, the security will be deemed to be other-than-temporarily impaired in the period that the sale decision was made and an OTTI loss will be recorded in earnings. The OTTI loss recognized is the entire difference between the security's cost and its estimated fair value.

  Mortgage Loans

    The Company disaggregates its mortgage loan investments into two portfolio segments: commercial and agricultural. The accounting policies that are applicable to all portfolio segments are presented below and the accounting policies related to each of the portfolio segments are included in Note 8.

    Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, and are net of valuation allowances. Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts.

    Also included in mortgage loans are commercial mortgage loans held by consolidated securitization entities ("CSEs") for which the FVO was elected, which are stated at estimated fair value. Changes in estimated fair value are recognized in net investment gains (losses) for commercial mortgage loans held by CSEs.

  Policy Loans

    Policy loans are stated at unpaid principal balances. Interest income is recorded as earned using the contractual interest rate. Generally, accrued interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as they are fully collateralized by the cash surrender value of

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  the underlying insurance policies. Any unpaid principal and accrued interest is deducted from the cash surrender value or the death benefit prior to settlement of the insurance policy.

  Real Estate

    Real estate held-for-investment is stated at cost less accumulated depreciation. Depreciation is recorded on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income is recognized on a straight-line basis over the term of the respective leases. The Company periodically reviews its real estate held-for-investment for impairment and tests for recoverability whenever events or changes in circumstances indicate the carrying value may not be recoverable and exceeds its estimated fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their estimated fair value, which is generally computed using the present value of expected future cash flows discounted at a rate commensurate with the underlying risks.

    Real estate for which the Company commits to a plan to sell within one year and actively markets in its current condition for a reasonable price in comparison to its estimated fair value is classified as held-for-sale. Real estate held-for-sale is stated at the lower of depreciated cost or estimated fair value less expected disposition costs and is not depreciated.

  Real Estate Joint Ventures and Other Limited Partnership Interests

    The Company uses the equity method of accounting for equity securities when it has significant influence or at least 20% interest and for real estate joint ventures and other limited partnership interests ("investees") when it has more than a minor ownership interest or more than a minor influence over the investee's operations, but does not have a controlling financial interest. The Company generally recognizes its share of the investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period.

    The Company uses the cost method of accounting for investments in which it has virtually no influence over the investee's operations. The Company recognizes distributions on cost method investments as earned or received. Because of the nature and structure of these cost method investments, they do not meet the characteristics of an equity security in accordance with applicable accounting standards.

    The Company routinely evaluates its equity method and cost method investments for impairment. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. The Company considers its cost method investments for impairment when the carrying value of such investments exceeds the net asset value ("NAV"). The Company takes into consideration the severity and duration of this excess when determining whether the cost method investment is impaired.

  Short-term Investments

    Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  cost, which approximates estimated fair value. Short-term investments also include investments in affiliated money market pools.

  Other Invested Assets

    Other invested assets consist principally of the following:

    . Freestanding derivatives with positive estimated fair values which are described in "-- Derivatives" below.
    . Funds withheld which represent a receivable for amounts contractually withheld by ceding companies in accordance with reinsurance agreements. The Company recognizes interest on funds withheld at rates defined by the terms of the agreement which may be contractually specified or directly related to the underlying investments.
    . Tax credit and renewable energy partnerships which derive a significant source of investment return in the form of income tax credits or other tax incentives. Where tax credits are guaranteed by a creditworthy third party, the investment is accounted for under the effective yield method. Otherwise, the investment is accounted for under the equity method.
    . Investments in operating joint ventures that engage in insurance underwriting activities and are accounted for under the equity method.
    . Leveraged leases which are recorded net of non-recourse debt. Income is recognized by applying the leveraged lease's estimated rate of return to the net investment in the lease. The Company regularly reviews residual values for impairment.
    . Loans to affiliates which are stated at unpaid principal balance and adjusted for any unamortized premium or discount.

  Securities Lending Program

    Securities lending transactions, whereby blocks of securities are loaned to third parties, primarily brokerage firms and commercial banks, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. The Company obtains collateral at the inception of the loan, usually cash, in an amount generally equal to 102% of the estimated fair value of the securities loaned, and maintains it at a level greater than or equal to 100% for the duration of the loan. The Company is liable to return to the counterparties the cash collateral received. Security collateral on deposit from counterparties in connection with securities lending transactions may not be sold or re-pledged, unless the counterparty is in default, and is not reflected in the Company's financial statements. The Company monitors the estimated fair value of the securities loaned on a daily basis and additional collateral is obtained as necessary. Income and expenses associated with securities lending transactions are reported as investment income and investment expense, respectively, within net investment income.

 Derivatives

  Freestanding Derivatives

    Freestanding derivatives are carried in the Company's balance sheets either as assets within other invested assets or as liabilities within other liabilities at estimated fair value. The Company does not offset the fair

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

    Accruals on derivatives are generally recorded in accrued investment income or within other liabilities. However, accruals that are not scheduled to settle within one year are included with the derivatives carrying value in other invested assets or other liabilities.

    If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are reported in net derivative gains (losses) except as follows:

 -----------------------------------------------------------------------------
 Statement of Operations Presentation:  Derivative:
 -----------------------------------------------------------------------------
 Policyholder benefits and claims       .  Economic hedges of variable
                                           annuity guarantees included in
                                           future policy benefits
 -----------------------------------------------------------------------------
 Net investment income                  .  Economic hedges of equity method
                                           investments in joint ventures
 -----------------------------------------------------------------------------

  Hedge Accounting

    To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. Hedge designation and financial statement presentation of changes in estimated fair value of the hedging derivatives are as follows:

    . Fair value hedge (a hedge of the estimated fair value of a recognized asset or liability) -- in net derivative gains (losses), consistent with the change in fair value of the hedged item attributable to the designated risk being hedged.
    . Cash flow hedge (a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability) -- effectiveness in OCI (deferred gains or losses on the derivative are reclassified into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item); ineffectiveness in net derivative gains (losses).

    The changes in estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the statement of operations within interest income or interest expense to match the location of the hedged item.

    In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

    When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried in the balance sheets at its estimated fair value, with changes in estimated fair value recognized in net derivative gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in OCI related to discontinued cash flow hedges are released into the statements of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

    When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried in the balance sheets at its estimated fair value, with changes in estimated fair value recognized currently in net derivative gains (losses). Deferred gains and losses of a derivative recorded in OCI pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in net derivative gains (losses).

    In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value in the balance sheets, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

  Embedded Derivatives

    The Company sells variable annuities and issues certain insurance products and investment contracts and is a party to certain reinsurance agreements that have embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. The embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative if:

    . the combined instrument is not accounted for in its entirety at fair value with changes in fair value recorded in earnings;
    . the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract; and
    . a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument.

    Such embedded derivatives are carried in the balance sheets at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses) except for those in policyholder benefits and claims related to ceded reinsurance of GMIB. If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income. Additionally, the Company may elect

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income if that contract contains an embedded derivative that requires bifurcation. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

 Fair Value

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

   Subsequent to initial recognition, fair values are based on unadjusted quoted prices for identical assets or liabilities in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical assets or liabilities, or other observable inputs. If these inputs are not available, or observable inputs are not determinable, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the estimated fair value of assets and liabilities.

 Goodwill

   Goodwill represents the future economic benefits arising from net assets acquired in a business combination that are not individually identified and recognized. Goodwill is calculated as the excess of cost over the estimated fair value of such net assets acquired, is not amortized, and is tested for impairment based on a fair value approach at least annually or more frequently if events or circumstances indicate that there may be justification for conducting an interim test. The Company performs its annual goodwill impairment testing during the third quarter of each year based upon data as of the close of the second quarter. Goodwill associated with a business acquisition is not tested for impairment during the year the business is acquired unless there is a significant identified impairment event.

   The impairment test is performed at the reporting unit level, which is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. For purposes of goodwill impairment testing, if the carrying value of a reporting unit exceeds its estimated fair value, there may be an indication of impairment. In such instances, the implied fair value of the goodwill is determined in the same manner as the amount of goodwill that would be determined in a business combination. The excess of the carrying value of goodwill over the implied fair value of goodwill would be recognized as an impairment and recorded as a charge against net income.

   On an ongoing basis, the Company evaluates potential triggering events that may affect the estimated fair value of the Company's reporting units to assess whether any goodwill impairment exists. Deteriorating or adverse market conditions for certain reporting units may have a significant impact on the estimated fair value of these reporting units and could result in future impairments of goodwill.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Employee Benefit Plans

   Pension, postretirement and postemployment benefits are provided to associates under plans sponsored and administered by Metropolitan Life Insurance Company ("MLIC"), an affiliate of the Company. The Company's obligation and expense related to these benefits is limited to the amount of associated expense allocated from MLIC.

 Income Tax

   MetLife Insurance Company USA and its includable subsidiaries join with MetLife, Inc. and its includable subsidiaries in filing a consolidated U.S. life and non-life federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended. Current taxes (and the benefits of tax attributes such as losses) are allocated to MetLife Insurance Company USA and its subsidiaries under the consolidated tax return regulations and a tax sharing agreement. Under the consolidated tax return regulations, MetLife, Inc. has elected the "percentage method" (and 100% under such method) of reimbursing companies for tax attributes e.g. net operating losses. As a result, 100% of tax attributes are reimbursed by MetLife, Inc. to the extent that consolidated federal income tax of the consolidated federal tax return group is reduced in a year by tax attributes. On an annual basis, each of the profitable subsidiaries pays to MetLife, Inc. the federal income tax which it would have paid based upon that year's taxable income. If MetLife Insurance Company USA or its includable subsidiaries has current or prior deductions and credits (including but not limited to losses) which reduce the consolidated tax liability of the consolidated federal tax return group, the deductions and credits are characterized as realized (or realizable) by MetLife Insurance Company USA and its includable subsidiaries when those tax attributes are realized (or realizable) by the consolidated federal tax return group, even if MetLife Insurance Company USA or its includable subsidiaries would not have realized the attributes on a stand-alone basis under a "wait and see" method.

   The Company's accounting for income taxes represents management's best estimate of various events and transactions.

   Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

   The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, the Company considers many factors, including:

  . the nature, frequency, and amount of cumulative financial reporting income and losses in recent years;

  .  the jurisdiction in which the deferred tax asset was generated;

  . the length of time that carryforward can be utilized in the various taxing jurisdiction;

  . future taxable income exclusive of reversing temporary differences and carryforwards;

  .  future reversals of existing taxable temporary differences;

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  .  taxable income in prior carryback years; and

  .  tax planning strategies.

   The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the financial statements in the year these changes occur.

   The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

   The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

 Litigation Contingencies

   The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Legal costs are recognized as incurred. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's financial statements.

 Other Accounting Policies

  Cash and Cash Equivalents

    The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

  Property, Equipment, Leasehold Improvements and Computer Software

    Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using the straight-line method over the estimated useful lives of the assets, as appropriate. Estimated lives generally range from five to 10 years for leasehold improvements, and from three to seven years for all other property and equipment. The net book value of the property, equipment and leasehold improvements was insignificant at both December 31, 2014 and 2013.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $235 million and $215 million at December 31, 2014 and 2013, respectively. Accumulated amortization of capitalized software was $107 million and $105 million at December 31, 2014 and 2013, respectively. Related amortization expense was $2 million, $7 million and $12 million for the years ended December 31, 2014, 2013 and 2012, respectively.

  Other Revenues

    Other revenues primarily include, in addition to items described elsewhere herein, fee income on financial reinsurance agreements and broker-dealer fees.

  Foreign Currency

    Assets, liabilities and operations of foreign affiliates and subsidiaries are recorded based on the functional currency of each entity. The determination of the functional currency is made based on the appropriate economic and management indicators. The local currencies of foreign operations are the functional currencies. Assets and liabilities of foreign affiliates and subsidiaries are translated from the functional currency to U.S. dollars at the exchange rates in effect at each year-end and income and expense accounts are translated at the average exchange rates during the year. The resulting translation adjustments are charged or credited directly to OCI, net of applicable taxes. Gains and losses from foreign currency transactions, including the effect of re-measurement of monetary assets and liabilities to the appropriate functional currency, are reported as part of net investment gains (losses) in the period in which they occur.

Adoption of New Accounting Pronouncements

  Effective November 18, 2014, the Company adopted new guidance on when, if ever, the cost of acquiring an entity should be used to establish a new accounting basis ("pushdown") in the acquired entity's separate financial statements. The guidance provides an acquired entity and its subsidiaries with an irrevocable option to apply pushdown accounting in its separate financial statements upon occurrence of an event in which an acquirer obtains control of the acquired entity. If a reporting entity elects to apply pushdown accounting, its stand-alone financial statements would reflect the acquirer's new basis in the acquired entity's assets and liabilities. The election to apply pushdown accounting should be determined by an acquired entity for each individual change-in-control event in which an acquirer obtains control of the acquired entity; however, an entity that does not elect to apply pushdown accounting in the period of a change-in-control can later elect to retrospectively apply pushdown accounting to the most recent change-in-control transaction as a change in accounting principle. The new guidance did not have a material impact on the financial statements upon adoption.

  Effective January 1, 2014, the Company early adopted new guidance regarding reporting of discontinued operations and disclosures of disposals of components of an entity. The guidance increases the threshold for a disposal to qualify as a discontinued operation, expands the disclosures for discontinued operations and requires new disclosures for certain disposals that do not meet the definition of a discontinued operation. Disposals must now represent a strategic shift that has or will have a major effect on the entity's operations and financial results to qualify as discontinued operations. As discussed in
Note 4, the Company sold its wholly-owned subsidiary,

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

MetLife Assurance Limited ("MAL"). As a result of the adoption of this new guidance, the results of operations of MAL and the loss on sale have been included in income from continuing operations.

  Effective July 17, 2013, the Company adopted guidance regarding derivatives that permits the Fed Funds Effective Swap Rate (or Overnight Index Swap Rate) to be used as a U.S. benchmark interest rate for hedge accounting purposes, in addition to the United States Treasury and London Interbank Offered Rate ("LIBOR"). Also, this new guidance removes the restriction on using different benchmark rates for similar hedges. The new guidance did not have a material impact on the financial statements upon adoption.

  Effective January 1, 2013, the Company adopted guidance regarding comprehensive income that requires an entity to provide information about the amounts reclassified out of accumulated OCI ("AOCI") by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of AOCI by the respective line items of net income but only if the amount reclassified is required under GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under GAAP that provide additional detail about those amounts. The adoption was prospectively applied and resulted in additional disclosures in Note 13.

  Effective January 1, 2013, the Company adopted guidance regarding balance sheet offsetting disclosures which requires an entity to disclose information about offsetting and related arrangements for derivatives, including bifurcated embedded derivatives, repurchase and reverse repurchase agreements, and securities borrowing and lending transactions, to enable users of its financial statements to understand the effects of those arrangements on its financial position. Entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The adoption was retrospectively applied and resulted in additional disclosures related to derivatives in Note 9.

  On January 1, 2012, the Company adopted guidance regarding accounting for DAC, which was retrospectively applied. The guidance specifies that only costs related directly to successful acquisition of new or renewal contracts can be capitalized as DAC; all other acquisition-related costs must be expensed as incurred. As a result, certain sales manager compensation and administrative costs previously capitalized by the Company will no longer be deferred.

  On January 1, 2012, the Company adopted guidance regarding comprehensive income, which was retrospectively applied, that provides companies with the option to present the total of comprehensive income, components of net income, and the components of OCI either in a single continuous statement of comprehensive income or in two separate but consecutive statements in annual financial statements. The standard eliminates the option to present components of OCI as part of the statement of changes in stockholder's equity. The Company adopted the two-statement approach for annual financial statements.

  Effective January 1, 2012, the Company adopted guidance on goodwill impairment testing that simplifies how an entity tests goodwill for impairment. This new guidance allows an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying value as a basis for determining whether it needs to perform the quantitative two-step goodwill impairment test. Only if an entity determines, based on qualitative assessment, that it is more likely than not that a reporting unit's fair value

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

is less than its carrying value will it be required to calculate the fair value of the reporting unit. The qualitative assessment is optional and the Company is permitted to bypass it for any reporting unit in any period and begin its impairment analysis with the quantitative calculation. The Company is permitted to perform the qualitative assessment in any subsequent period.

  Effective January 1, 2012, the Company adopted guidance regarding fair value measurements that establishes common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards. Some of the amendments clarify the Financial Accounting Standards Board's ("FASB") intent on the application of existing fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The adoption did not have a material impact on the Company's financial statements other than the expanded disclosures in Note 10.

Future Adoption of New Accounting Pronouncements

  In February 2015, the FASB issued new guidance to improve consolidation guidance for legal entities (Accounting Standards Update ("ASU") 2015-02, Consolidation (Topic 810): Amendments to the Consolidation Analysis), effective for fiscal years beginning after December 15, 2015 and interim periods within those years and early adoption is permitted. The new standard is intended to improve targeted areas of the consolidation guidance for legal entities such as limited partnerships, limited liability corporations, and securitization structures. The amendments in the ASU affect the consolidation evaluation for reporting organizations. In addition, the amendments in this ASU simplify and improve current GAAP by reducing the number of consolidation models. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

  In June 2014, the FASB issued new guidance on transfers and servicing (ASU 2014-11, Transfers and Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosure), effective prospectively for fiscal years beginning after December 15, 2014 and interim periods within those years. The new guidance requires that repurchase-to-maturity transactions and repurchase financing arrangements be accounted for as secured borrowings and provides for enhanced disclosures, including the nature of collateral pledged and the time to maturity. Certain interim period disclosures for repurchase agreements and securities lending transactions are not required until the second quarter of 2015. The adoption of this new guidance will not have a material impact on the Company's consolidated financial statements.

  In May 2014, the FASB issued a comprehensive new revenue recognition standard (ASU 2014-09, Revenue from Contracts with Customers (Topic 606)), effective retrospectively for fiscal years beginning after December 15, 2016 and interim periods within those years. Early adoption of this standard is not permitted. The new guidance will supersede nearly all existing revenue recognition guidance under GAAP; however, it will not impact the accounting for insurance contracts, leases, financial instruments and guarantees. For those contracts that are impacted by the new guidance, the guidance will require an entity to recognize revenue upon the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled, in exchange for those goods or services. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  In January 2014, the FASB issued new guidance regarding investments (ASU 2014-01, Investments -- Equity Method and Joint Ventures (Topic 323):
Accounting for Investments in Qualified Affordable Housing Projects), effective retrospectively for fiscal years beginning after December 15, 2014 and interim reporting periods within those years. The new guidance is applicable to investments in flow-through limited liability entities that manage or invest in affordable housing projects that qualify for the low-income housing tax credit. Under the guidance, an entity that meets certain conditions is permitted to make an accounting policy election to amortize the initial cost of its investment in proportion to the tax credits and other tax benefits received, and recognize the net investment performance on the statement of operations as a component of income tax expense (benefit). The adoption of this new guidance will not have an impact on the Company's consolidated financial statements.

2. Segment Information

  The Company is organized into two segments: Retail and Corporate Benefit Funding. In addition, the Company reports certain of its results of operations in Corporate & Other.

Retail

  The Retail segment offers a broad range of protection products and a variety of annuities primarily to individuals, and is organized into two businesses:
Annuities and Life & Other. Annuities includes a variety of variable, fixed and equity index-linked annuities which provide for both asset accumulation and asset distribution needs. Life & Other insurance products and services include variable life, universal life, term life and whole life products, as well as individual disability income products. Additionally, through broker-dealer affiliates, the Company offers a full range of mutual funds and other securities products.

Corporate Benefit Funding

  The Corporate Benefit Funding segment offers a broad range of annuity and investment products, including guaranteed interest products and other stable value products, income annuities, and separate account contracts for the investment management of defined benefit and defined contribution plan assets. This segment also includes structured settlements and certain products to fund company-, bank- or trust-owned life insurance used to finance non-qualified benefit programs for executives.

Corporate & Other

  Corporate & Other contains the excess capital not allocated to the segments, various start-up businesses (including direct and digital marketing products), run-off businesses, the Company's ancillary international operations and interest expense related to the majority of the Company's outstanding debt, as well as expenses associated with certain legal proceedings and income tax audit issues. Corporate & Other also includes assumed reinsurance of certain variable annuity products from a former affiliated operating joint venture in Japan. Under this in-force reinsurance agreement, the Company reinsures living and death benefit guarantees issued in connection with variable annuity products. Additionally, Corporate & Other includes a reinsurance agreement to assume certain blocks of indemnity reinsurance from an affiliate. These reinsurance agreements were recaptured effective November 1, 2014. Corporate & Other also includes the elimination of intersegment amounts.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Segment Information (continued)


Financial Measures and Segment Accounting Policies

  Operating earnings is the measure of segment profit or loss the Company uses to evaluate segment performance and allocate resources. Consistent with GAAP guidance for segment reporting, operating earnings is the Company's measure of segment performance and is reported below. Operating earnings should not be viewed as a substitute for income (loss) from continuing operations, net of income tax. The Company believes the presentation of operating earnings as the Company measures it for management purposes enhances the understanding of its performance by highlighting the results of operations and the underlying profitability drivers of the business.

  Operating earnings is defined as operating revenues less operating expenses, both net of income tax.

  Operating revenues and operating expenses exclude results of discontinued operations and other businesses that have been or will be sold or exited by the Company and are referred to as divested businesses. Operating revenues also excludes net investment gains (losses) and net derivative gains (losses). Operating expenses also excludes goodwill impairments.

  The following additional adjustments are made to GAAP revenues, in the line items indicated, in calculating operating revenues:

 . Universal life and investment-type product policy fees excludes the amortization of unearned revenue related to net investment gains (losses) and net derivative gains (losses) and certain variable annuity GMIB fees ("GMIB Fees"); and

 . Net investment income: (i) includes amounts for scheduled periodic settlement payments and amortization of premium on derivatives that are hedges of investments or that are used to replicate certain investments, but do not qualify for hedge accounting treatment, (ii) includes income from discontinued real estate operations, (iii) excludes post-tax operating earnings adjustments relating to insurance joint ventures accounted for under the equity method, (iv) excludes certain amounts related to contractholder-directed unit-linked investments, and (v) excludes certain amounts related to securitization entities that are VIEs consolidated under GAAP.

  The following additional adjustments are made to GAAP expenses, in the line items indicated, in calculating operating expenses:

 . Policyholder benefits and claims excludes: (i) amounts associated with periodic crediting rate adjustments based on the total return of a contractually referenced pool of assets, (ii) benefits and hedging costs related to GMIBs ("GMIB Costs"), and (iii) market value adjustments associated with surrenders or terminations of contracts ("Market Value Adjustments");

 . Interest credited to policyholder account balances includes adjustments for scheduled periodic settlement payments and amortization of premium on derivatives that are hedges of PABs but do not qualify for hedge accounting treatment and excludes amounts related to net investment income earned on contractholder-directed unit-linked investments;

 . Amortization of DAC and VOBA excludes amounts related to: (i) net investment gains (losses) and net derivative gains (losses), (ii) GMIB Fees and GMIB Costs, and (iii) Market Value Adjustments;

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Segment Information (continued)


 . Interest expense on debt excludes certain amounts related to securitization entities that are VIEs consolidated under GAAP; and

 . Other expenses excludes costs related to: (i) implementation of new insurance regulatory requirements, and (ii) acquisition and integration costs.

  In the first quarter of 2014, the Company began reporting the operations of MAL as divested business. See Note 4.

  Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended December 31, 2014, 2013 and 2012 and at December 31, 2014 and 2013. The segment accounting policies are the same as those used to prepare the Company's consolidated financial statements, except for operating earnings adjustments as defined above. In addition, segment accounting policies include the method of capital allocation described below.

  Economic capital is an internally developed risk capital model, the purpose of which is to measure the risk in the business and to provide a basis upon which capital is deployed. The economic capital model accounts for the unique and specific nature of the risks inherent in MetLife, Inc.'s and the Company's business.

  MetLife, Inc.'s economic capital model aligns segment allocated equity with emerging standards and consistent risk principles. The model applies statistics-based risk evaluation principles to the material risks to which the Company is exposed. These consistent risk principles include calibrating required economic capital shock factors to a specific confidence level and time horizon and applying an industry standard method for the inclusion of diversification benefits among risk types. MetLife, Inc.'s management is responsible for the ongoing production and enhancement of the economic capital model and reviews its approach periodically to ensure that it remains consistent with emerging industry practice standards.

  Segment net investment income is credited or charged based on the level of allocated equity; however, changes in allocated equity do not impact the Company's consolidated net investment income, operating earnings or income
(loss) from continuing operations, net of income tax.

  Net investment income is based upon the actual results of each segment's specifically identifiable investment portfolios adjusted for allocated equity. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee compensation costs incurred by each segment; and (iii) cost estimates included in the Company's product pricing.

  Effective January 1, 2015, the Company implemented certain segment reporting changes related to the measurement of segment operating earnings, including revising the Company's capital allocation methodology. The changes will be applied retrospectively beginning with the first quarter of 2015. The changes will not impact total consolidated operating earnings or net income.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Segment Information (continued)


                                                                    Operating Results
                                                         ---------------------------------------
                                                                   Corporate
                                                                    Benefit   Corporate                         Total
Year Ended December 31, 2014                              Retail  Funding (1)  & Other   Total   Adjustments Consolidated
-------------------------------------------------------- -------- ----------- --------- -------- ----------- ------------
                                                                                  (In millions)
Revenues
Premiums................................................ $  1,080   $  (26)    $    96  $  1,150 $        2   $    1,152
Universal life and investment-type product policy fees..    2,700        33        146     2,879        314        3,193
Net investment income...................................    2,062       896      (211)     2,747       (78)        2,669
Other revenues..........................................      532         5          1       538          1          539
Net investment gains (losses)...........................       --        --         --        --      (469)        (469)
Net derivative gains (losses)...........................       --        --         --        --      (181)        (181)
                                                         --------   -------    -------  -------- ----------   ----------
  Total revenues........................................    6,374       908         32     7,314      (411)        6,903
                                                         --------   -------    -------  -------- ----------   ----------
Expenses
Policyholder benefits and claims........................    1,768       390         55     2,213        551        2,764
Interest credited to policyholder account balances......      943       116         --     1,059          3        1,062
Goodwill impairment.....................................       --        --         --        --         33           33
Capitalization of DAC...................................    (221)       (1)       (57)     (279)         --        (279)
Amortization of DAC and VOBA............................      678         2         22       702        288          990
Interest expense on debt................................        5        --         68        73         36          109
Other expenses..........................................    1,722        28        172     1,922         12        1,934
                                                         --------   -------    -------  -------- ----------   ----------
  Total expenses........................................    4,895       535        260     5,690        923        6,613
                                                         --------   -------    -------  -------- ----------   ----------
Provision for income tax expense (benefit)..............      518       129      (227)       420      (425)          (5)
                                                         --------   -------    -------  --------              ----------
Operating earnings...................................... $    961   $   244    $   (1)     1,204
                                                         ========   =======    =======
Adjustments to:.........................................
  Total revenues........................................                                   (411)
  Total expenses........................................                                   (923)
  Provision for income tax (expense) benefit............                                     425
                                                                                        --------
Income (loss) from continuing operations, net of income
 tax....................................................                                $    295              $      295
                                                                                        ========              ==========

--------

(1)Premiums and policyholder benefits and claims both include ($87) million of ceded reinsurance with MLIC related to merger transactions. See Notes 3 and 7.

                                             Corporate
                                              Benefit  Corporate
    At December 31, 2014            Retail    Funding   & Other    Total
    ----------------------------- ---------- --------- --------- ----------
                                                (In millions)
    Total assets................. $  175,336 $  25,080 $  5,447  $  205,863
    Separate account assets...... $  106,667 $   2,194 $     --  $  108,861
    Separate account liabilities. $  106,667 $   2,194 $     --  $  108,861

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Segment Information (continued)


                                                                   Operating Results
                                                         -------------------------------------
                                                                  Corporate
                                                                   Benefit  Corporate                         Total
Year Ended December 31, 2013                              Retail   Funding   & Other   Total   Adjustments Consolidated
-------------------------------------------------------- -------- --------- --------- -------- ----------- ------------
                                                                                 (In millions)
Revenues
Premiums................................................ $    469 $     92  $     36  $    597 $       92  $       689
Universal life and investment-type product policy fees..    2,648       35       179     2,862        268        3,130
Net investment income...................................    2,019    1,002     (151)     2,870        129        2,999
Other revenues..........................................      605        5        --       610         --          610
Net investment gains (losses)...........................       --       --        --        --         27           27
Net derivative gains (losses)...........................       --       --        --        --        441          441
                                                         -------- --------  --------  -------- ----------  -----------
  Total revenues........................................    5,741    1,134        64     6,939        957        7,896
                                                         -------- --------  --------  -------- ----------  -----------
Expenses
Policyholder benefits and claims........................    1,087      527        13     1,627      1,520        3,147
Interest credited to policyholder account balances......    1,034      139        --     1,173        (5)        1,168
Goodwill impairment.....................................       --       --        --        --         66           66
Capitalization of DAC...................................    (483)      (2)      (27)     (512)         --        (512)
Amortization of DAC and VOBA............................      586        5         1       592      (387)          205
Interest expense on debt................................        5       --        68        73        122          195
Other expenses..........................................    1,935       17        78     2,030         19        2,049
                                                         -------- --------  --------  -------- ----------  -----------
  Total expenses........................................    4,164      686       133     4,983      1,335        6,318
                                                         -------- --------  --------  -------- ----------  -----------
Provision for income tax expense (benefit)..............      585      156     (129)       612      (175)          437
                                                         -------- --------  --------  --------             -----------
Operating earnings...................................... $    992 $    292  $     60     1,344
                                                         ======== ========  ========
Adjustments to:
  Total revenues........................................                                   957
  Total expenses........................................                               (1,335)
  Provision for income tax (expense) benefit............                                   175
                                                                                      --------
Income (loss) from continuing operations, net of income
 tax....................................................                              $  1,141             $     1,141
                                                                                      ========             ===========

                                             Corporate
                                              Benefit  Corporate
    At December 31, 2013            Retail    Funding   & Other    Total
    ----------------------------- ---------- --------- --------- ----------
                                                (In millions)

    Total assets................. $  171,355 $  31,300 $  8,646  $  211,301
    Separate account assets...... $  107,726 $   2,088 $     --  $  109,814
    Separate account liabilities. $  107,726 $   2,088 $     --  $  109,814

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Segment Information (continued)


                                                                     Operating Results
                                                         -----------------------------------------
                                                                    Corporate
                                                                     Benefit  Corporate                           Total
Year Ended December 31, 2012                               Retail    Funding   & Other    Total    Adjustments Consolidated
-------------------------------------------------------- ---------- --------- --------- ---------- ----------- ------------
                                                                                   (In millions)
Revenues
Premiums................................................ $      571  $     73  $  1,015 $    1,659 $       556  $     2,215
Universal life and investment-type product policy fees..      2,530        29       195      2,754         260        3,014
Net investment income...................................      1,828     1,016      (19)      2,825         235        3,060
Other revenues..........................................        621         5        --        626          --          626
Net investment gains (losses)...........................         --        --        --         --         190          190
Net derivative gains (losses)...........................         --        --        --         --     (2,345)      (2,345)
                                                         ----------  --------  -------- ---------- -----------  -----------
  Total revenues........................................      5,550     1,123     1,191      7,864     (1,104)        6,760
                                                         ----------  --------  -------- ---------- -----------  -----------
Expenses
Policyholder benefits and claims........................      1,001       496     1,101      2,598       1,723        4,321
Interest credited to policyholder account balances......      1,073       166        --      1,239          42        1,281
Goodwill impairment.....................................         --        --        --         --         394          394
Capitalization of DAC...................................      (869)       (5)      (34)      (908)          --        (908)
Amortization of DAC and VOBA............................        720        10         3        733           1          734
Interest expense on debt................................          5        --       149        154         163          317
Other expenses..........................................      2,371        21        77      2,469          24        2,493
                                                         ----------  --------  -------- ---------- -----------  -----------
  Total expenses........................................      4,301       688     1,296      6,285       2,347        8,632
                                                         ----------  --------  -------- ---------- -----------  -----------
Provision for income tax expense (benefit)..............        433       151     (111)        473     (1,286)        (813)
                                                         ----------  --------  -------- ----------              -----------
Operating earnings...................................... $      816  $    284  $      6      1,106
                                                         ==========  ========  ========
Adjustments to:
  Total revenues........................................                                   (1,104)
  Total expenses........................................                                   (2,347)
  Provision for income tax (expense) benefit............                                     1,286
                                                                                        ----------
Income (loss) from continuing operations, net of income
 tax....................................................                                $  (1,059)              $   (1,059)
                                                                                        ==========              ===========

  The following table presents total premiums, universal life and investment-type product policy fees and other revenues by major product groups of the Company's segments, as well as Corporate & Other:

                                           Years Ended December 31,
                                          --------------------------
                                            2014     2013     2012
                                          -------- -------- --------
                                                (In millions)
           Annuities..................... $  3,926 $  3,486 $  4,739
           Life insurance................      953      937    1,109
           Accident and health insurance.        5        6        7
                                          -------- -------- --------
            Total........................ $  4,884 $  4,429 $  5,855
                                          ======== ======== ========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Segment Information (continued)


  The following table presents total premiums, universal life and investment-type product policy fees and other revenues associated with the Company's U.S. and foreign operations:

                                    Years Ended December 31,
                                   --------------------------
                                     2014     2013     2012
                                   -------- -------- --------
                                         (In millions)
                  U.S............. $  4,712 $  4,158 $  4,089
                  Foreign:
                   United Kingdom.       63      128    1,608
                   Other..........      109      143      158
                                   -------- -------- --------
                     Total........ $  4,884 $  4,429 $  5,855
                                   ======== ======== ========

  Revenues derived from any customer did not exceed 10% of consolidated premiums, universal life and investment-type product policy fees and other revenues for the years ended December 31, 2014, 2013 and 2012.

3. Mergers

  In November 2014, MetLife Insurance Company of Connecticut, a wholly-owned subsidiary of MetLife, Inc., re-domesticated from Connecticut to Delaware, changed its name to MetLife Insurance Company USA and merged with its subsidiary, MLI-USA, and its affiliate, MLIIC, each a U.S. insurance company that issued variable annuity products in addition to other products, and Exeter, a former offshore, reinsurance subsidiary of MetLife, Inc. and affiliate of MICC that mainly reinsured guarantees associated with variable annuity products (the "Mergers"). The surviving entity of the Mergers was MetLife USA. Exeter, formerly a Cayman Islands company, was re-domesticated to Delaware in October 2013. Prior to the Mergers, 40,000,000 authorized shares of common stock, of which 30,000,000 shares were issued and outstanding, were converted to 4,000 authorized shares of common stock, of which 3,000 shares were issued and outstanding.

  Prior to the Mergers, effective January 1, 2014, following receipt of New York State Department of Financial Services (the "Department of Financial Services") approval, MetLife Insurance Company of Connecticut withdrew its license to issue insurance policies and annuity contracts in New York. Also effective January 1, 2014, MetLife Insurance Company of Connecticut reinsured with MLIC, an affiliate, all existing New York insurance policies and annuity contracts that include a separate account feature and deposited investments with an estimated fair market value of $6.3 billion into a custodial account to secure MetLife Insurance Company of Connecticut's remaining New York policyholder liabilities not covered by such reinsurance. Also prior to the Mergers, certain risks ceded to Exeter were recaptured. See Note 7 for information regarding additional reinsurance transactions. See Notes 8, 9 and 11 for information regarding additional transactions in connection with the Mergers.

  The Mergers represent a transaction among entities under common control and have been accounted for in a manner similar to the pooling-of-interests method, which requires that the merged entities be combined at their historical cost. The Company's consolidated financial statements and related footnotes are presented as if the transaction occurred at the beginning of the earliest date presented and the prior periods have been retrospectively adjusted.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

3. Mergers (continued)


  Information regarding adjustments to stockholder's equity upon the consummation of the Mergers is as follows:

                                                                             Accumulated
                                                       Additional Retained      Other         Total
                                               Common   Paid-in   Earnings  Comprehensive Stockholder's
                                               Stock    Capital   (Deficit)    Income        Equity
                                               ------- ---------- --------- ------------- -------------
                                                                    (In millions)
Balance of MICC's equity at January 1, 2012... $    86 $   6,673  $  1,081   $    1,771     $   9,611
Balance of MLIIC's equity at January 1, 2012..       6       636       541           35         1,218
Balance of Exeter's equity at January 1, 2012.      13     1,253     (801)           49           514
Mergers adjustments (1).......................    (19)        20       213           --           214
                                               ------- ---------  --------   ----------     ---------
Balance of MetLife USA's equity at January 1,
  2012........................................ $    86 $   8,582  $  1,034   $    1,855     $  11,557
                                               ======= =========  ========   ==========     =========

--------

(1)Includes a reclassification from common stock to additional paid-in capital to eliminate MLIIC's and Exeter's common stock and an adjustment to retained earnings to eliminate reinsurance transactions among the merging companies.

  During 2012, Exeter issued $2.0 billion of preferred stock to MetLife, Inc. in exchange for MetLife, Inc.'s assumption of $2.0 billion of Exeter's senior notes. In November 2014, upon the consummation of the Mergers, the outstanding preferred stock of Exeter was canceled. Consequently, MetLife, Inc.'s preferred capital stock investment was added to its common capital stock investment in MetLife USA. See Note 13 for information regarding additional equity transactions.

4. Dispositions

2014 Disposition

  In May 2014, the Company completed the sale of its wholly-owned subsidiary, MAL, for $702 million ((Pounds)418 million) in net cash consideration. As a result of the sale, a loss of $608 million ($436 million, net of income tax), was recorded for the year ended December 31, 2014, which includes a reduction to goodwill of $112 million ($94 million, net of income tax). The loss is reflected within net investment gains (losses) on the consolidated statements of operations and comprehensive income (loss). Compared to the expected loss at the time of the sales agreement, the actual loss on the sale was increased by net income from MAL of $77 million for the year ended December 31, 2014. MAL's results of operations are included in continuing operations. They were historically included in the Corporate Benefit Funding segment.

2012 Disposition

  In June 2012, the Company distributed all of the issued and outstanding shares of common stock of its wholly-owned subsidiary, MetLife Europe to its stockholders as an in-kind dividend. The net book value of MetLife Europe at the time of the dividend was $290 million which was recorded as a dividend of retained earnings of $347 million and an increase to OCI of $57 million, net of income tax. As of the date of dividend, the Company

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

4. Dispositions (continued)

no longer consolidates the assets, liabilities and operations of MetLife Europe. The net income of MetLife Europe was not material to the Company for the periods prior to the dividend. The results of MetLife Europe were reported in Corporate & Other.

Discontinued Operations

  The following table summarizes the amounts that have been reflected as discontinued operations in the consolidated statements of operations. Income
(loss) from discontinued operations includes real estate classified as held-for-sale or sold.

                                                               Year Ended December 31, 2012
                                                               ----------------------------
                                                                      (In millions)
Total revenues................................................        $                  12
Total expenses................................................                           --
                                                                      ---------------------
Income (loss) before provision for income tax.................                           12
Provision for income tax expense (benefit)....................                            4
                                                                      ---------------------
Income (loss) from discontinued operations, net of income tax.        $                   8
                                                                      =====================

  There was no income (loss) from discontinued operations, net of income tax, for both of the years ended December 31, 2014 and 2013.

5. Insurance

Insurance Liabilities

  Insurance liabilities, including affiliated insurance liabilities on reinsurance assumed and ceded, are comprised of future policy benefits, PABs and other policy-related balances. Information regarding insurance liabilities by segment, as well as Corporate & Other, was as follows at:

                                               December 31,
                                            -------------------
                                              2014      2013
                                            --------- ---------
                                               (In millions)
                 Retail.................... $  42,974 $  41,020
                 Corporate Benefit Funding.    17,544    22,627
                 Corporate & Other.........     6,767     8,475
                                            --------- ---------
                  Total.................... $  67,285 $  72,122
                                            ========= =========

  See Note 7 for discussion of affiliated reinsurance liabilities included in the table above.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Insurance (continued)


  Future policy benefits are measured as follows:

  Product Type:                        Measurement Assumptions:
  ---------------------------------------------------------------------------
  Participating life                   Aggregate of (i) net level premium
                                       reserves for death and endowment
                                       policy benefits (calculated based
                                       upon the non-forfeiture interest rate
                                       of 4%, and mortality rates guaranteed
                                       in calculating the cash surrender
                                       values described in such contracts);
                                       and (ii) the liability for terminal
                                       dividends.
  ---------------------------------------------------------------------------
  Nonparticipating life                Aggregate of the present value of
                                       expected future benefit payments and
                                       related expenses less the present
                                       value of expected future net
                                       premiums. Assumptions as to mortality
                                       and persistency are based upon the
                                       Company's experience when the basis
                                       of the liability is established.
                                       Interest rate assumptions for the
                                       aggregate future policy benefit
                                       liabilities range from 3% to 8%.
  ---------------------------------------------------------------------------
  Individual and group traditional     Present value of expected future
  fixed annuities after annuitization  payments. Interest rate assumptions used in establishing such liabilities
                                       range from 4% to 8%.
  ---------------------------------------------------------------------------
  Non-medical health insurance         The net level premium method and
                                       assumptions as to future morbidity,
                                       withdrawals and interest, which
                                       provide a margin for adverse
                                       deviation. Interest rate assumptions
                                       used in establishing such liabilities
                                       range from 4% to 7%.
  ---------------------------------------------------------------------------
  Disabled lives                       Present value of benefits method and
                                       experience assumptions as to claim
                                       terminations, expenses and interest.
                                       Interest rate assumptions used in
                                       establishing such liabilities range
                                       from 3% to 7%.
  ---------------------------------------------------------------------------

  Participating business represented 6% and 3% of the Company's life insurance in-force at December 31, 2014 and 2013, respectively. Participating policies represented 39%, 36% and 28% of gross life insurance premiums for the years ended December 31, 2014, 2013 and 2012, respectively.

  PABs are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from 1% to 8%, less expenses, mortality charges and withdrawals; and (iii) fair value adjustments relating to business combinations.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Insurance (continued)


Guarantees

  The Company issues variable annuity products with guaranteed minimum benefits. The non-life contingent portion of GMWBs and the portion of certain GMIBs that does not require annuitization are accounted for as embedded derivatives in PABs and are further discussed in Note 9. Guarantees accounted for as insurance liabilities include:

Guarantee:                                    Measurement Assumptions:
-------------------------------------------------------------------------------------------------
GMDBs  .  A return of purchase payment upon   Present value of expected death benefits in
          death even if the account value is    excess of the projected account balance
          reduced to zero.                      recognizing the excess ratably over the
                                                accumulation period based on the present
                                                value of total expected assessments.

       .  An enhanced death benefit may be    Assumptions are consistent with those used
          available for an additional fee.      for amortizing DAC, and are thus subject to
                                                the same variability and risk.

                                              Investment performance and volatility
                                                assumptions are consistent with the historical
                                                experience of the appropriate underlying
                                                equity index, such as the S&P 500 Index.

                                              Benefit assumptions are based on the average
                                                benefits payable over a range of scenarios.
-------------------------------------------------------------------------------------------------
GMIBs  .  After a specified period of time    Present value of expected income benefits in
          determined at the time of issuance    excess of the projected account balance at
          of the variable annuity contract,     any future date of annuitization and
          a minimum accumulation of purchase    recognizing the excess ratably over the
          payments, even if the account         accumulation period based on present value
          value is reduced to zero, that can    of total expected assessments.
          be annuitized to receive a monthly
          income stream that is not less
          than a specified amount.
       .  Certain contracts also provide for  Assumptions are consistent with those used
          a guaranteed lump sum return of       for estimating GMDB liabilities.
          purchase premium in lieu of the
          annuitization benefit.

                                              Calculation incorporates an assumption for
                                                the percentage of the potential annuitizations
                                                that may be elected by the contractholder.
-------------------------------------------------------------------------------------------------
GMWBs. .  A return of purchase payment via    Expected value of the life contingent
          partial withdrawals, even if the      payments and expected assessments using
          account value is reduced to zero,     assumptions consistent with those used for
          provided that cumulative              estimating the GMDB liabilities.
          withdrawals in a contract year do
          not exceed a certain limit.

       .  Certain contracts include
          guaranteed withdrawals that are
          life contingent.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Insurance (continued)


  Information regarding the liabilities for guarantees (excluding base policy liabilities and embedded derivatives) relating to annuity and universal and variable life contracts was as follows:

                                                       Universal and
                                                       Variable Life
                                    Annuity Contracts    Contracts
                                    ------------------ -------------
                                                         Secondary
                                     GMDBs     GMIBs    Guarantees     Total
                                    -------- --------- ------------- ---------
                                                  (In millions)
  Direct
  Balance at January 1, 2012....... $    180 $     528     $   1,036 $   1,744
  Incurred guaranteed benefits.....      119       499           332       950
  Paid guaranteed benefits.........     (39)        --            --      (39)
                                    -------- ---------     --------- ---------
  Balance at December 31, 2012.....      260     1,027         1,368     2,655
  Incurred guaranteed benefits.....      166       128           416       710
  Paid guaranteed benefits.........     (22)        --            --      (22)
                                    -------- ---------     --------- ---------
  Balance at December 31, 2013.....      404     1,155         1,784     3,343
  Incurred guaranteed benefits (1).      231       285           590     1,106
  Paid guaranteed benefits.........     (24)        --            --      (24)
                                    -------- ---------     --------- ---------
  Balance at December 31, 2014..... $    611 $   1,440     $   2,374 $   4,425
                                    ======== =========     ========= =========
  Net Ceded/(Assumed)
  Balance at January 1, 2012....... $  (163) $    (65)     $     727 $     499
  Incurred guaranteed benefits.....    (100)      (69)           258        89
  Paid guaranteed benefits.........       45        --            --        45
                                    -------- ---------     --------- ---------
  Balance at December 31, 2012.....    (218)     (134)           985       633
  Incurred guaranteed benefits.....     (26)      (21)           327       280
  Paid guaranteed benefits.........       39        --            --        39
                                    -------- ---------     --------- ---------
  Balance at December 31, 2013.....    (205)     (155)         1,312       952
  Incurred guaranteed benefits (1).      175        98           477       750
  Paid guaranteed benefits.........        1        --            --         1
                                    -------- ---------     --------- ---------
  Balance at December 31, 2014..... $   (29) $    (57)     $   1,789 $   1,703
                                    ======== =========     ========= =========
  Net
  Balance at January 1, 2012....... $    343 $     593     $     309 $   1,245
  Incurred guaranteed benefits.....      219       568            74       861
  Paid guaranteed benefits.........     (84)        --            --      (84)
                                    -------- ---------     --------- ---------
  Balance at December 31, 2012.....      478     1,161           383     2,022
  Incurred guaranteed benefits.....      192       149            89       430
  Paid guaranteed benefits.........     (61)        --            --      (61)
                                    -------- ---------     --------- ---------
  Balance at December 31, 2013.....      609     1,310           472     2,391
  Incurred guaranteed benefits (1).       56       187           113       356
  Paid guaranteed benefits.........     (25)        --            --      (25)
                                    -------- ---------     --------- ---------
  Balance at December 31, 2014..... $    640 $   1,497     $     585 $   2,722
                                    ======== =========     ========= =========

--------

(1)See Note 7.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Insurance (continued)


  Account balances of contracts with insurance guarantees were invested in separate account asset classes as follows at:

                                          December 31,
                                      ---------------------
                                         2014       2013
                                      ---------- ----------
                                          (In millions)
                     Fund Groupings:
                     Balanced........ $   55,287 $   49,149
                     Equity..........     43,430     50,645
                     Bond............      5,226      4,820
                     Money Market....        801        887
                                      ---------- ----------
                      Total.......... $  104,744 $  105,501
                                      ========== ==========

  Based on the type of guarantee, the Company defines net amount at risk ("NAR") as listed below.

 Variable Annuity Guarantees

  In the Event of Death

    Defined as the death benefit less the total contract account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date and includes any additional contractual claims associated with riders purchased to assist with covering income taxes payable upon death.

  At Annuitization

    Defined as the amount (if any) that would be required to be added to the total contract account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company's potential economic exposure to such guarantees in the event all contractholders were to annuitize on the balance sheet date, even though the contracts contain terms that allow annuitization of the guaranteed amount only after the 10th anniversary of the contract, which not all contractholders have achieved.

 Universal and Variable Life Contracts

   Defined as the guarantee amount less the account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.

   The amounts in the table below include direct business, but exclude offsets from hedging or reinsurance, if any. See Note 7 for a discussion of certain living and death benefit guarantees which have been reinsured. Therefore, the NARs presented below reflect the economic exposures of living and death benefit guarantees associated with variable annuities, but not necessarily their impact on the Company.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Insurance (continued)


   Information regarding the types of guarantees relating to annuity contracts and universal and variable life contracts was as follows at:

                                                               December 31,
                                         ---------------------------------------------------------
                                                     2014                         2013
                                         ---------------------------- ----------------------------
                                             In the          At           In the          At
                                         Event of Death Annuitization Event of Death Annuitization
                                         -------------- ------------- -------------- -------------
                                                               (In millions)
Annuity Contracts (1)
Variable Annuity Guarantees
Total contract account value............  $   112,298    $    64,550   $   129,284    $    65,753
Separate account value..................  $   107,261    $    63,206   $   108,478    $    64,275
Net amount at risk......................  $     3,151    $     1,297   $     3,148    $       678
Average attained age of contractholders.     65 years       65 years      64 years       64 years

                                                        December 31,
                                                   -----------------------
                                                      2014        2013
                                                   ----------- -----------
                                                    Secondary Guarantees
                                                   -----------------------
                                                        (In millions)
     Universal and Variable Life Contracts (1)
     Account value (general and separate account). $     6,702 $     6,915
     Net amount at risk........................... $    91,204 $    96,974
     Average attained age of policyholders........    59 years    58 years

--------

(1)The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

Obligations Under Funding Agreements

  The Company issues fixed and floating rate funding agreements, which are denominated in either U.S. dollars or foreign currencies, to certain special purpose entities ("SPEs") that have issued either debt securities or commercial paper for which payment of interest and principal is secured by such funding agreements. During the years ended December 31, 2014, 2013 and 2012, the Company issued $12.2 billion, $10.9 billion and $10.3 billion, respectively, and repaid $13.9 billion, $11.7 billion and $9.6 billion, respectively, of such funding agreements. At December 31, 2014 and 2013, liabilities for funding agreements outstanding, which are included in PABs, were $3.5 billion and $5.3 billion, respectively.

  MetLife Insurance Company USA, is a member of regional banks in the Federal Home Loan Bank ("FHLB") system ("FHLBanks"). Holdings of common stock of FHLBanks, included in equity securities, were as follows at:

                                           December 31,
                                       ---------------------
                                          2014       2013
                                       ---------- ----------
                                           (In millions)
                   FHLB of Boston..... $       55 $       64
                   FHLB of Des Moines. $       16 $       26
                   FHLB of Pittsburgh. $       24 $       20

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Insurance (continued)


  The Company has also entered into funding agreements with FHLBanks and the Federal Agricultural Mortgage Corporation, a federally chartered instrumentality of the U.S. ("Farmer Mac"). The liability for such funding agreements is included in PABs. Information related to such funding agreements was as follows at:

                                    Liability            Collateral
                               -------------------- ---------------------
                                              December 31,
                               ------------------------------------------
                                 2014       2013       2014       2013
                               --------- ---------- ---------- ----------
                                             (In millions)
       FHLB of Boston (1)..... $     575 $      450 $  666 (2) $  808 (2)
       FHLB of Des Moines (1). $     405 $      405 $  546 (2) $  477 (2)
       Farmer Mac (3)......... $     200 $      200 $      231 $      230
       FHLB of Pittsburgh (1). $     185 $      200 $1,154 (2) $  602 (2)

--------

(1)Represents funding agreements issued to the applicable FHLBank in exchange for cash and for which such FHLBank has been granted a lien on certain assets, some of which are in the custody of such FHLBank, including residential mortgage-backed securities ("RMBS"), to collateralize obligations under advances evidenced by funding agreements. The Company is permitted to withdraw any portion of the collateral in the custody of such FHLBank as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, such FHLBank's recovery on the collateral is limited to the amount of the Company's liability to such FHLBank.

(2)Advances are collateralized by mortgage-backed securities. The amount of collateral presented is at estimated fair value.

(3)Represents funding agreements issued to certain SPEs that have issued debt securities for which payment of interest and principal is secured by such funding agreements, and such debt securities are also guaranteed as to payment of interest and principal by Farmer Mac. The obligations under these funding agreements are secured by a pledge of certain eligible agricultural real estate mortgage loans and may, under certain circumstances, be secured by other qualified collateral. The amount of collateral presented is at carrying value.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Insurance (continued)


Liabilities for Unpaid Claims and Claim Expenses

  Information regarding the liabilities for unpaid claims and claim expenses relating to group accident and non-medical health policies and contracts, which are reported in future policy benefits and other policy-related balances, was as follows:

                                            Years Ended December 31,
                                          ----------------------------
                                            2014      2013      2012
                                          --------  --------  --------
                                                  (In millions)
         Balance at January 1,........... $  1,325  $  1,216  $  1,079
          Less: Reinsurance recoverables.    1,235     1,124       980
                                          --------  --------  --------
         Net balance at January 1,.......       90        92        99
                                          --------  --------  --------
         Incurred related to:
          Current year...................        3         5         5
          Prior years (1)................        2         4        (2)
                                          --------  --------  --------
            Total incurred...............        5         9         3
                                          --------  --------  --------
         Paid related to:
          Current year...................       --        --        --
          Prior years....................      (12)      (11)      (10)
                                          --------  --------  --------
            Total paid...................      (12)      (11)      (10)
                                          --------  --------  --------
         Net balance at December 31,.....       83        90        92
          Add: Reinsurance recoverables..    1,400     1,235     1,124
                                          --------  --------  --------
         Balance at December 31,......... $  1,483  $  1,325  $  1,216
                                          ========  ========  ========

--------

(1)During 2014, 2013 and 2012, claims and claim adjustment expenses associated with prior years changed due to differences between the actual benefits paid and expected benefits owed during those periods.

Separate Accounts

  Separate account assets and liabilities include two categories of account types: pass-through separate accounts totaling $108.7 billion and $109.6 billion at December 31, 2014 and 2013, respectively, for which the policyholder assumes all investment risk, and separate accounts for which the Company contractually guarantees either a minimum return or account value to the policyholder which totaled $187 million and $179 million at December 31, 2014 and 2013, respectively. The latter category consists of bank owned life insurance contracts. The average interest rate credited on these contracts was 2.52% and 2.59% at December 31, 2014 and 2013, respectively.

  For the years ended December 31, 2014, 2013 and 2012, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


6. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

  See Note 1 for a description of capitalized acquisition costs.

Nonparticipating and Non-Dividend-Paying Traditional Contracts

  The Company amortizes DAC and VOBA related to these contracts (primarily term insurance) over the appropriate premium paying period in proportion to the historic actual and expected future gross premiums that were set at contract issue. The expected premiums are based upon the premium requirement of each policy and assumptions for mortality, persistency and investment returns at policy issuance, or policy acquisition (as it relates to VOBA), include provisions for adverse deviation, and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

Participating, Dividend-Paying Traditional Contracts

  The Company amortizes DAC related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross margins. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The future gross margins are dependent principally on investment returns, policyholder dividend scales, mortality, persistency, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, persistency and other factor changes, as well as policyholder dividend scales, are reasonably likely to impact significantly the rate of DAC amortization. Each reporting period, the Company updates the estimated gross margins with the actual gross margins for that period. When the actual gross margins change from previously estimated gross margins, the cumulative DAC amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross margins exceed those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross margins are below the previously estimated gross margins. Each reporting period, the Company also updates the actual amount of business in-force, which impacts expected future gross margins. When expected future gross margins are below those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross margins are above the previously estimated expected future gross margins. Each period, the Company also reviews the estimated gross margins for each block of business to determine the recoverability of DAC balances.

Fixed and Variable Universal Life Contracts and Fixed and Variable Deferred Annuity Contracts

  The Company amortizes DAC and VOBA related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

6. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)

profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

Factors Impacting Amortization

  Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period, which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

  The Company also periodically reviews other long-term assumptions underlying the projections of estimated gross margins and profits. These assumptions primarily relate to investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross margins and profits which may have significantly changed. If the update of assumptions causes expected future gross margins and profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross margins and profits to decrease.

  Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC or VOBA is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Amortization of DAC and VOBA is attributed to net investment gains (losses) and net derivative gains (losses), and to other expenses for the amount of gross margins or profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

6. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


  Information regarding DAC and VOBA was as follows:

                                                                    Years Ended December 31,
                                                                  ----------------------------
                                                                    2014      2013      2012
                                                                  --------  --------  --------
                                                                          (In millions)
DAC
Balance at January 1,............................................ $  4,795  $  4,086  $  3,893
Capitalizations..................................................      279       512       908
Amortization related to:
 Net investment gains (losses) and net derivative gains (losses).     (152)      219       (15)
 Other expenses..................................................     (699)     (287)     (513)
                                                                  --------  --------  --------
   Total amortization............................................     (851)      (68)     (528)
                                                                  --------  --------  --------
Unrealized investment gains (losses).............................      (61)       83       (28)
Disposition and other (1), (2)...................................       --       182      (159)
                                                                  --------  --------  --------
Balance at December 31,..........................................    4,162     4,795     4,086
                                                                  --------  --------  --------
VOBA
Balance at January 1,............................................      896       718     1,072
Amortization related to:
 Net investment gains (losses) and net derivative gains (losses).       (1)        5        --
 Other expenses..................................................     (138)     (142)     (206)
                                                                  --------  --------  --------
   Total amortization............................................     (139)     (137)     (206)
                                                                  --------  --------  --------
Unrealized investment gains (losses).............................      (29)      315      (148)
                                                                  --------  --------  --------
Balance at December 31,..........................................      728       896       718
                                                                  --------  --------  --------
Total DAC and VOBA
Balance at December 31,.......................................... $  4,890  $  5,691  $  4,804
                                                                  ========  ========  ========

--------

(1)The year ended December 31, 2013 includes $182 million that was reclassified to DAC from premiums, reinsurance and other receivables. The amounts reclassified relate to an affiliated reinsurance agreement accounted for using the deposit method of accounting and represent the DAC amortization on the expense allowances ceded on the agreement from inception. These amounts were previously included in the calculated value of the deposit receivable on this agreement and recorded within premiums, reinsurance and other receivables.

(2)See Note 4 for information on the disposition of a subsidiary.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

6. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


  Information regarding total DAC and VOBA by segment, as well as Corporate & Other, was as follows at:

                                               December 31,
                                             -----------------
                                               2014     2013
                                             -------- --------
                                               (In millions)
                  Retail.................... $  4,824 $  5,659
                  Corporate Benefit Funding.        5        6
                  Corporate & Other.........       61       26
                                             -------- --------
                   Total.................... $  4,890 $  5,691
                                             ======== ========

  Information regarding other intangibles was as follows:

                                               Years Ended December 31,
                                               ----------------------
                                                2014     2013    2012
                                               ------   ------  ------
                                                    (In millions)
         DSI
         Balance at January 1,................ $  619   $  633  $  656
         Capitalization.......................      4        6      22
         Amortization.........................    (73)     (20)    (45)
         Unrealized investment gains (losses).    (28)      --      --
                                               ------   ------  ------
         Balance at December 31,.............. $  522   $  619  $  633
                                               ======   ======  ======
         VODA and VOCRA
         Balance at January 1,................ $  159   $  175  $  190
         Amortization.........................    (17)     (16)    (15)
                                               ------   ------  ------
         Balance at December 31,.............. $  142   $  159  $  175
                                               ======   ======  ======
         Accumulated amortization............. $   98   $   81  $   65
                                               ======   ======  ======

  The estimated future amortization expense to be reported in other expenses for the next five years is as follows:

                                              VOBA      VODA and VOCRA
                                         -------------- --------------
                                                 (In millions)
          2015.......................... $          158 $          17
          2016.......................... $          130 $          15
          2017.......................... $          105 $          14
          2018.......................... $           87 $          13
          2019.......................... $           69 $          12

7. Reinsurance

  The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by affiliated and unaffiliated companies. The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Reinsurance (continued)


  Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 8.

Retail

  The Company's Retail Annuities business currently reinsures 90% of certain fixed annuities to an affiliate. The Company also reinsures portions of the living and death benefit guarantees issued in connection with certain variable annuities to unaffiliated reinsurers. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders, and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The Company also assumes 100% of the living and death benefit guarantees issued in connection with certain variable annuities issued by certain affiliates.

  For its Retail Life & Other insurance products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. The Company currently reinsures 100% of the mortality risk in excess of $100,000 per life for most new policies and reinsures up to 100% of the mortality risk for certain other policies. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. The Company also reinsures portions of certain whole life, level premium term and universal life policies with secondary death benefit guarantees to certain affiliates. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

Corporate Benefit Funding

  The Company's Corporate Benefit Funding segment has periodically engaged in reinsurance activities, on an opportunistic basis. The impact of these activities on the financial results of this segment has not been significant and there were no significant transactions during the periods presented.

Corporate & Other

  The Company reinsures, through 100% quota share reinsurance agreements, certain run-off LTC and workers' compensation business written by the Company.

  The Company also assumes risk on certain client arrangements from both foreign affiliates and unaffiliated companies. This reinsurance activity relates to risk-sharing agreements and multinational pooling.

Catastrophe Coverage

  The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Reinsurance (continued)


Reinsurance Recoverables

  The Company reinsures its business through a diversified group of well-capitalized reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at December 31, 2014 and 2013, were not significant.

  The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $2.3 billion and $2.1 billion of unsecured unaffiliated reinsurance recoverable balances at December 31, 2014 and 2013, respectively.

  At December 31, 2014, the Company had $8.1 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $7.1 billion, or 87%, were with the Company's five largest unaffiliated ceded reinsurers, including $1.3 billion of net unaffiliated ceded reinsurance recoverables which were unsecured. At December 31, 2013, the Company had $7.7 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $6.8 billion, or 88%, were with the Company's five largest unaffiliated ceded reinsurers, including $1.2 billion of net unaffiliated ceded reinsurance recoverables which were unsecured.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Reinsurance (continued)


  The amounts in the consolidated statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

                                                                 Years Ended December 31,
                                                               ----------------------------
                                                                 2014      2013      2012
                                                               --------  --------  --------
                                                                       (In millions)
Premiums
Direct premiums............................................... $  2,226  $  1,590  $  2,075
Reinsurance assumed...........................................       94        73       962
Reinsurance ceded.............................................   (1,168)     (974)     (822)
                                                               --------  --------  --------
   Net premiums............................................... $  1,152  $    689  $  2,215
                                                               ========  ========  ========
Universal life and investment-type product policy fees
Direct universal life and investment-type product policy fees. $  3,610  $  3,492  $  3,210
Reinsurance assumed...........................................      398       398       390
Reinsurance ceded.............................................     (815)     (760)     (586)
                                                               --------  --------  --------
   Net universal life and investment-type product policy fees. $  3,193  $  3,130  $  3,014
                                                               ========  ========  ========
Other revenues
Direct other revenues......................................... $    259  $    284  $    256
Reinsurance assumed...........................................       28         1        23
Reinsurance ceded.............................................      252       325       347
                                                               --------  --------  --------
   Net other revenues......................................... $    539  $    610  $    626
                                                               ========  ========  ========
Policyholder benefits and claims
Direct policyholder benefits and claims....................... $  4,797  $  4,693  $  4,756
Reinsurance assumed...........................................      263       149     1,180
Reinsurance ceded.............................................   (2,296)   (1,695)   (1,615)
                                                               --------  --------  --------
   Net policyholder benefits and claims....................... $  2,764  $  3,147  $  4,321
                                                               ========  ========  ========
Interest credited to policyholder account balances
Direct interest credited to policyholder account balances..... $  1,125  $  1,202  $  1,303
Reinsurance assumed...........................................       76        91        87
Reinsurance ceded.............................................     (139)     (125)     (109)
                                                               --------  --------  --------
   Net interest credited to policyholder account balances..... $  1,062  $  1,168  $  1,281
                                                               ========  ========  ========
Other expenses
Direct other expenses......................................... $  2,524  $  1,861  $  2,428
Reinsurance assumed...........................................      106        19        88
Reinsurance ceded.............................................      124        57       120
                                                               --------  --------  --------
   Net other expenses......................................... $  2,754  $  1,937  $  2,636
                                                               ========  ========  ========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Reinsurance (continued)


  The amounts in the consolidated balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

                                                                 December 31,
                                       -----------------------------------------------------------------
                                                     2014                             2013
                                       -------------------------------- --------------------------------
                                                                 Total                            Total
                                                                Balance                          Balance
                                       Direct  Assumed  Ceded    Sheet  Direct  Assumed  Ceded    Sheet
                                       ------- ------- -------  ------- ------- ------- -------  -------
                                                                 (In millions)
Assets
Premiums, reinsurance and other
 receivables.......................... $   516  $   57 $20,986  $21,559 $   471  $  177 $18,905  $19,553
Deferred policy acquisition costs and
 value of business acquired...........   5,367     246    (723)   4,890   6,013     294    (616)   5,691
                                       ------- ------- -------  ------- ------- ------- -------  -------
  Total assets........................ $ 5,883  $  303 $20,263  $26,449 $ 6,484  $  471 $18,289  $25,244
                                       ======= ======= =======  ======= ======= ======= =======  =======
Liabilities
Future policy benefits................ $27,242  $1,237 $    --  $28,479 $28,407  $2,196 $    --  $30,603
Policyholder account balances.........  34,659     827      --   35,486  36,201   1,188      --   37,389
Other policy-related balances.........     866   1,691     763    3,320     815   2,504     811    4,130
Other liabilities.....................   2,469      63   5,412    7,944   3,992     173   4,143    8,308
                                       ------- ------- -------  ------- ------- ------- -------  -------
  Total liabilities................... $65,236  $3,818 $ 6,175  $75,229 $69,415  $6,061 $ 4,954  $80,430
                                       ======= ======= =======  ======= ======= ======= =======  =======

  In November 2014, prior to the Mergers, guaranteed minimum benefit guarantees on certain variable annuities previously ceded to Exeter from an unaffiliated foreign company were recaptured. As a result of this recapture, the significant impacts to the Company were decreases in future policy benefits of $101 million, in other policy-related balances of $1.2 billion, in cash and cash equivalents of $705 million and in other invested assets of $553 million.

  Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on reinsurance were $6.2 billion and $5.8 billion at December 31, 2014 and 2013, respectively. The deposit liabilities on reinsurance were $1 million at both December 31, 2014 and 2013.

Related Party Reinsurance Transactions

  The Company has reinsurance agreements with certain MetLife, Inc. subsidiaries, including MLIC, MetLife Reinsurance Company of South Carolina, First MetLife Investors Insurance Company ("First MetLife"), General American Life Insurance Company, MetLife Europe, MetLife Reinsurance Company of Vermont, New England Life Insurance Company ("NELICO"), MetLife Reinsurance Company of Delaware ("MRD") and Delaware American Life Insurance Company, all of which are related parties.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Reinsurance (continued)


  Information regarding the significant effects of affiliated reinsurance included in the consolidated statements of operations was as follows:

                                                                Years Ended December 31,
                                                               -------------------------
                                                                 2014     2013     2012
                                                               -------  -------  -------
                                                                     (In millions)
Premiums
Reinsurance assumed........................................... $    55  $    28  $   912
Reinsurance ceded.............................................    (830)    (638)    (477)
                                                               -------  -------  -------
   Net premiums............................................... $  (775) $  (610) $   435
                                                               =======  =======  =======
Universal life and investment-type product policy fees
Reinsurance assumed........................................... $   291  $   259  $   235
Reinsurance ceded.............................................    (361)    (344)    (227)
                                                               -------  -------  -------
   Net universal life and investment-type product policy fees. $   (70) $   (85) $     8
                                                               =======  =======  =======
Other revenues
Reinsurance assumed........................................... $    28  $     1  $    23
Reinsurance ceded.............................................     252      325      347
                                                               -------  -------  -------
   Net other revenues......................................... $   280  $   326  $   370
                                                               =======  =======  =======
Policyholder benefits and claims
Reinsurance assumed........................................... $   229  $   137  $ 1,064
Reinsurance ceded.............................................    (942)    (673)    (581)
                                                               -------  -------  -------
   Net policyholder benefits and claims....................... $  (713) $  (536) $   483
                                                               =======  =======  =======
Interest credited to policyholder account balances
Reinsurance assumed........................................... $    76  $    91  $    87
Reinsurance ceded.............................................    (139)    (125)    (109)
                                                               -------  -------  -------
   Net interest credited to policyholder account balances..... $   (63) $   (34) $   (22)
                                                               =======  =======  =======
Other expenses
Reinsurance assumed........................................... $    92  $    33  $    45
Reinsurance ceded.............................................     156       94      159
                                                               -------  -------  -------
   Net other expenses......................................... $   248  $   127  $   204
                                                               =======  =======  =======

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Reinsurance (continued)


  Information regarding the significant effects of affiliated reinsurance included in the consolidated balance sheets was as follows at:

                                                                     December 31,
                                                         -----------------------------------
                                                               2014               2013
                                                         ----------------  -----------------
                                                         Assumed   Ceded    Assumed   Ceded
                                                         -------- -------  --------  -------
                                                                    (In millions)
Assets
Premiums, reinsurance and other receivables............. $     45 $12,718  $    143  $11,105
Deferred policy acquisition costs and value of business
  acquired..............................................      164    (707)      203     (600)
                                                         -------- -------  --------  -------
 Total assets........................................... $    209 $12,011  $    346  $10,505
                                                         ======== =======  ========  =======
Liabilities
Future policy benefits.................................. $    593 $    --  $  1,480  $    --
Policyholder account balances...........................      827      --       (74)      --
Other policy-related balances...........................    1,689     763     2,496      811
Other liabilities.......................................       16   5,109       116    3,850
                                                         -------- -------  --------  -------
 Total liabilities...................................... $  3,125 $ 5,872  $  4,018  $ 4,661
                                                         ======== =======  ========  =======

  In September 2012, the Company entered into a reinsurance agreement to assume 100% quota share of certain blocks of indemnity reinsurance from MetLife Europe. This agreement covers a portion of liabilities under defined portfolios of living time annuities contracts issued on or after the effective date. This agreement transfers risk to the Company, and therefore, is accounted for as reinsurance. As a result of the agreement, the Company recorded future policy benefits of $454 million and $649 million, other reinsurance liabilities of $2 million and $17 million, and other reinsurance payables, included in other liabilities, were $29 million and $44 million at December 31, 2014 and 2013, respectively. The Company's consolidated statement of operations reflects a loss for this agreement of $3 million, $9 million and $4 million, which includes premiums of less than $1 million, less than $1 million and $881 million and policyholder benefits of $3 million, $9 million and $885 million for the years ended December 31, 2014, 2013 and 2012, respectively.

  In October 2012, the Company entered into a reinsurance agreement to cede two blocks of business to MRD, on a 90% coinsurance with funds withheld basis. This agreement covers certain term and certain universal life policies issued in 2012 by the Company and was amended in 2013 to include certain term and universal life policies issued by the Company through December 31, 2013. This agreement transfers risk to MRD and, therefore, is accounted for as reinsurance. As a result of the agreement, affiliated reinsurance recoverables, included in premiums, reinsurance and other receivables, were $675 million and $917 million at December 31, 2014 and 2013, respectively. The Company also recorded a funds withheld liability and other reinsurance payables, included in other liabilities, which were $564 million and $798 million at December 31, 2014 and 2013, respectively. Certain contractual features of this agreement qualify as embedded derivatives, which are separately accounted for at fair value on the Company's consolidated balance sheets. The embedded derivative related to this cession is included within other liabilities and was $59 million and ($14) million at December 31, 2014 and 2013, respectively. The Company's consolidated statements of operations reflect a loss for this agreement of $162 million, $50 million and $37 million for the years ended December 31, 2014, 2013 and 2012, respectively. The loss related to this agreement includes net derivative gains (losses) associated with the

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Reinsurance (continued)

embedded derivatives of ($73) million, $20 million and ($6) million for the years ended December 31, 2014, 2013 and 2012, respectively.

  The Company assumes risks from affiliates related to guaranteed minimum benefit guarantees written directly by the affiliates. These assumed reinsurance agreements contain embedded derivatives and changes in their fair value are also included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within PABs and were liabilities of $827 million and ($74) million at December 31, 2014 and 2013, respectively. For the years ended December 31, 2014, 2013 and 2012, net derivative gains (losses) included ($541) million, $2.1 billion and ($12) million, respectively, in changes in fair value of such embedded derivatives.

  The Company ceded two blocks of business to an affiliate on a 90% coinsurance with funds withheld basis. Certain contractual features of this agreement qualify as embedded derivatives, which are separately accounted for at estimated fair value on the Company's consolidated balance sheets. The embedded derivative related to the funds withheld associated with this reinsurance agreement is included within other liabilities and increased the funds withheld balance by $323 million and $48 million at December 31, 2014 and 2013, respectively. Net derivative gains (losses) associated with the embedded derivatives were ($275) million, $498 million and ($107) million for the years ended December 31, 2014, 2013 and 2012, respectively.

  On December 31, 2014, the Company entered into a reinsurance agreement to cede two blocks of business to MRD on a 90% coinsurance with funds withheld basis. This agreement covers certain term and certain universal life policies issued in 2014 by the Company. This agreement transfers risk to MRD and, therefore, is accounted for as reinsurance. As a result of the agreement, affiliated reinsurance recoverables, included in premiums, reinsurance and other receivables, were $54 million at December 31, 2014. The Company also recorded a funds withheld liability and other reinsurance payables, included in other liabilities, which were $118 million at December 31, 2014. The Company's consolidated statement of operations reflects a loss for this agreement of less than $1 million for the year ended December 31, 2014.

  Prior to the Mergers, certain related party transactions were consummated as summarized below. See Note 3 for additional information on the Mergers.

 . Effective January 1, 2014, the Company reinsured with MLIC all existing New York insurance policies and annuity contracts that include a separate account feature. As a result of the reinsurance agreements, the significant effects to the Company were increases in premiums, reinsurance and other receivables of $700 million and in other liabilities of $206 million, as well as decreases in cash and cash equivalents and total investments of $494 million.

 . In October 2014, MLIC recaptured a block of universal life secondary guarantee business ceded to Exeter on a 75% coinsurance with funds withheld basis. As a result of this recapture, the significant effects to the Company were decreases in premiums, reinsurance and other receivables of $14 million, in DAC of $30 million, in other invested assets of $418 million, in future policy benefits of $67 million and in other policy-related balances of $435 million.

 . In November 2014, MLIC, First MetLife and NELICO partially recaptured risks related to guaranteed minimum benefit guarantees on certain variable annuities previously ceded to Exeter. As a result of this recapture, the significant effects to the Company were decreases in future policy benefits of

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Reinsurance (continued)

    $284 million, in other policy-related balances of $469 million, in other liabilities of $23 million, in other invested assets of $441 million and in cash and cash equivalents of $385 million. There was also a decrease in net income of $57 million.

 . Also in November 2014, certain foreign blocks of indemnity reinsurance and guaranteed minimum benefit guarantees on certain variable annuities previously ceded to Exeter from MetLife Europe were recaptured. As a result of this recapture, the significant effects to the Company were decreases in future policy benefits of $463 million, in other liabilities of $29 million and in other invested assets of $505 million, as well as increases in cash and cash equivalents of $122 million and in other policy-related balances of $109 million.

  The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $6.2 billion and $5.7 billion of unsecured affiliated reinsurance recoverable balances at December 31, 2014 and 2013, respectively.

  Affiliated reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on affiliated reinsurance were $6.0 billion and $5.7 billion at December 31, 2014 and 2013, respectively. There were no deposit liabilities on affiliated reinsurance at both December 31, 2014 and 2013.

8. Investments

  See Note 10 for information about the fair value hierarchy for investments and the related valuation methodologies.

Investment Risks and Uncertainties

  Investments are exposed to the following primary sources of risk: credit, interest rate, liquidity, market valuation, currency and real estate risk. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of VIEs. The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the consolidated financial statements.

  The determination of valuation allowances and impairments is highly subjective and is based upon periodic evaluations and assessments of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

  The recognition of income on certain investments (e.g. structured securities, including mortgage-backed securities, asset-backed securities ("ABS") and certain structured investment transactions) is dependent upon certain factors such as prepayments and defaults, and changes in such factors could result in changes in amounts to be earned.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


Fixed Maturity and Equity Securities AFS

 Fixed Maturity and Equity Securities AFS by Sector

   The following table presents the fixed maturity and equity securities AFS by sector. Redeemable preferred stock is reported within U.S. corporate and foreign corporate fixed maturity securities and non-redeemable preferred stock is reported within equity securities. Included within fixed maturity securities are structured securities including RMBS, commercial mortgage-backed securities ("CMBS") and ABS.

                                         December 31, 2014                            December 31, 2013
                           --------------------------------------------- --------------------------------------------
                                         Gross Unrealized                             Gross Unrealized
                            Cost or  -----------------------              Cost or  -----------------------
                           Amortized        Temporary  OTTI   Estimated  Amortized        Temporary  OTTI  Estimated
                             Cost    Gains   Losses   Losses  Fair Value   Cost    Gains   Losses   Losses Fair Value
                           --------- ------ --------- ------  ---------- --------- ------ --------- ------ ----------
                                                                 (In millions)
Fixed maturity securities
U.S. corporate............   $15,286 $1,635     $ 119    $--     $16,802   $16,860 $1,196     $ 218    $--    $17,838
U.S. Treasury and
 agency...................    14,147  1,686         7     --      15,826     8,760    337       246     --      8,851
RMBS......................     5,858    291        33     35       6,081     4,960    214        66     45      5,063
Foreign corporate.........     5,162    310        58     --       5,414     8,868    500        89     --      9,279
State and political
 subdivision..............     2,180    413         1     --       2,592     2,278    148        63     --      2,363
CMBS (1)..................     1,637     45         4     (1)      1,679     1,975     71        13     --      2,033
ABS.......................     1,546     26        10     --       1,562     2,211     36        12     --      2,235
Foreign government........       607    136         2     --         741     1,076    105        19     --      1,162
                           --------- ------ --------- ------  ---------- --------- ------ --------- ------ ----------
 Total fixed maturity
  securities..............   $46,423 $4,542     $ 234    $34     $50,697   $46,988 $2,607     $ 726    $45    $48,824
                           ========= ====== ========= ======  ========== ========= ====== ========= ====== ==========
Equity securities
Common stock..............   $   176 $   60     $   3    $--     $   233   $   187 $   41     $   1    $--    $   227
Non-redeemable preferred
 stock....................       224      9         7     --         226       256      9        29     --        236
                           --------- ------ --------- ------  ---------- --------- ------ --------- ------ ----------
 Total equity securities..   $   400 $   69     $  10    $--     $   459   $   443 $   50     $  30    $--    $   463
                           ========= ====== ========= ======  ========== ========= ====== ========= ====== ==========

--------

(1)The noncredit loss component of OTTI losses for CMBS was in an unrealized gain position of $1 million at December 31, 2014, due to increases in estimated fair value subsequent to initial recognition of noncredit losses on such securities. See also "-- Net Unrealized Investment Gains (Losses)."

    The Company held non-income producing fixed maturity securities with an estimated fair value of $14 million and $30 million with unrealized gains (losses) of $4 million and $6 million at December 31, 2014 and 2013, respectively.

  Methodology for Amortization of Premium and Accretion of Discount on Structured Securities

    Amortization of premium and accretion of discount on structured securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and ABS are estimated using inputs obtained from third-party specialists and based on management's knowledge of the current market. For credit-sensitive mortgage-backed and ABS and certain

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)

  prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and ABS, the effective yield is recalculated on a retrospective basis.

  Maturities of Fixed Maturity Securities

    The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at:

                                                         December 31,
                                            ---------------------------------------
                                                   2014                2013
                                            ------------------- -------------------
                                                      Estimated           Estimated
                                            Amortized   Fair    Amortized   Fair
                                              Cost      Value     Cost      Value
                                            --------- --------- --------- ---------
                                                         (In millions)
Due in one year or less.................... $   3,200 $   3,223 $   3,420 $   3,454
Due after one year through five years......    11,658    12,009     9,662    10,097
Due after five years through ten years.....     7,592     8,011     8,308     8,877
Due after ten years........................    14,932    18,132    16,452    17,065
                                            --------- --------- --------- ---------
   Subtotal................................    37,382    41,375    37,842    39,493
Structured securities (RMBS, CMBS and ABS).     9,041     9,322     9,146     9,331
                                            --------- --------- --------- ---------
       Total fixed maturity securities..... $  46,423 $  50,697 $  46,988 $  48,824
                                            ========= ========= ========= =========

   Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. RMBS, CMBS and ABS are shown separately, as they are not due at a single maturity.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


 Continuous Gross Unrealized Losses for Fixed Maturity and Equity Securities AFS by Sector

   The following table presents the estimated fair value and gross unrealized losses of fixed maturity and equity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position.

                                           December 31, 2014                         December 31, 2013
                               ----------------------------------------- -----------------------------------------
                                                    Equal to or Greater                       Equal to or Greater
                               Less than 12 Months     than 12 Months    Less than 12 Months     than 12 Months
                               -------------------- -------------------- -------------------- --------------------
                               Estimated   Gross    Estimated   Gross    Estimated   Gross    Estimated   Gross
                                 Fair    Unrealized   Fair    Unrealized   Fair    Unrealized   Fair    Unrealized
                                 Value     Losses     Value     Losses     Value     Losses     Value     Losses
                               --------- ---------- --------- ---------- --------- ---------- --------- ----------
                                                   (In millions, except number of securities)
Fixed maturity securities
U.S. corporate................  $  1,346     $   45  $    685     $   74 $   2,659     $  150  $    487     $   68
U.S. Treasury and agency......     4,067          5       163          2     4,023        246        --         --
RMBS..........................       684         26       530         42     1,097         40       491         71
Foreign corporate.............     1,031         49       133          9     1,762         79       143         10
State and political
 subdivision..................        11         --        24          1       645         45        64         18
CMBS..........................       124          1        78          2       279         13         7         --
ABS...........................       334          2       231          8       707          5       108          7
Foreign government............        27          1         9          1       264         18         2          1
                               --------- ---------- --------- ---------- --------- ---------- --------- ----------
 Total fixed maturity
  securities..................  $  7,624     $  129  $  1,853     $  139 $  11,436     $  596  $  1,302     $  175
                               ========= ========== ========= ========== ========= ========== ========= ==========
Equity securities
Common stock..................  $     11     $    3  $     --     $   -- $       2     $    1  $      8     $   --
Non-redeemable preferred stock        28          1        44          6       105         21        51          8
                               --------- ---------- --------- ---------- --------- ---------- --------- ----------
 Total equity securities......  $     39     $    4  $     44     $    6 $     107     $   22  $     59     $    8
                               ========= ========== ========= ========== ========= ========== ========= ==========
Total number of securities in
 an unrealized loss position..       752                  333                1,247                  317
                               =========            =========            =========            =========

 Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities

  Evaluation and Measurement Methodologies

    Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below cost or amortized cost;
  (ii) the potential for impairments when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments where the issuer, series of issuers or industry has suffered a catastrophic loss or has exhausted

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)

  natural resources; (vi) with respect to fixed maturity securities, whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers; (vii) with respect to structured securities, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security; (viii) the potential for impairments due to weakening of foreign currencies on non-functional currency denominated fixed maturity securities that are near maturity; and (ix) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

    The methodology and significant inputs used to determine the amount of credit loss on fixed maturity securities are as follows:

   . The Company calculates the recovery value by performing a discounted cash flow analysis based on the present value of future cash flows. The discount rate is generally the effective interest rate of the security prior to impairment.

   . When determining collectability and the period over which value is expected to recover, the Company applies considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: payment terms of the security; the likelihood that the issuer can service the interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

   . Additional considerations are made when assessing the unique features that apply to certain structured securities including, but not limited to: the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying loans or assets backing a particular security, and the payment priority within the tranche structure of the security.

   . When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the estimated fair value is considered the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process as described above, as well as any private and public sector programs to restructure such securities.

    With respect to securities that have attributes of debt and equity (perpetual hybrid securities), consideration is given in the OTTI analysis as to whether there has been any deterioration in the credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. Consideration is also given as to whether any perpetual hybrid securities, with an unrealized loss, regardless of

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)

  credit rating, have deferred any dividend payments. When an OTTI loss has occurred, the OTTI loss is the entire difference between the perpetual hybrid security's cost and its estimated fair value with a corresponding charge to earnings.

    The cost or amortized cost of fixed maturity and equity securities is adjusted for OTTI in the period in which the determination is made. The Company does not change the revised cost basis for subsequent recoveries in value.

    In periods subsequent to the recognition of OTTI on a fixed maturity security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.

  Current Period Evaluation

    Based on the Company's current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company concluded that these securities were not other-than-temporarily impaired at December 31, 2014. Future OTTI will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), and changes in credit ratings, collateral valuation, interest rates and credit spreads. If economic fundamentals deteriorate or if there are adverse changes in the above factors, OTTI may be incurred in upcoming periods.

    Gross unrealized losses on fixed maturity securities decreased $503 million during the year ended December 31, 2014 from $771 million to $268 million. The decrease in gross unrealized losses for the year ended December 31, 2014, was primarily attributable to a decrease in interest rates, partially offset by widening credit spreads.

    At December 31, 2014, $38 million of the total $268 million of gross unrealized losses were from 12 fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater.

  Investment Grade Fixed Maturity Securities

    Of the $38 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, $20 million, or 53%, were related to gross unrealized losses on seven investment grade fixed maturity securities. Unrealized losses on investment grade fixed maturity securities are principally related to widening credit spreads, and with respect to fixed-rate fixed maturity securities, rising interest rates since purchase.

  Below Investment Grade Fixed Maturity Securities

    Of the $38 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, $18 million, or 47%, were related to gross unrealized losses on five below investment grade fixed maturity securities. Unrealized losses on below investment grade fixed maturity securities are principally related to non-agency RMBS (primarily alternative residential mortgage

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)

  loans) and are the result of significantly wider credit spreads resulting from higher risk premiums since purchase, largely due to economic and market uncertainties including concerns over valuations of residential real estate supporting non-agency RMBS. Management evaluates non-agency RMBS based on actual and projected cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security.

  Equity Securities

    Gross unrealized losses on equity securities decreased $20 million during the year ended December 31, 2014 from $30 million to $10 million. Of the $10 million, $4 million were from two equity securities with gross unrealized losses of 20% or more of cost for 12 months or greater, all of which were financial services industry investment grade non-redeemable preferred stock.

Mortgage Loans

 Mortgage Loans by Portfolio Segment

  Mortgage loans are summarized as follows at:

                                                                December 31,
                                                --------------------------------------------
                                                        2014                   2013
                                                --------------------- ----------------------
                                                  Carrying     % of     Carrying     % of
                                                    Value      Total      Value      Total
                                                ------------- ------- ------------- --------
                                                (In millions)         (In millions)
Mortgage loans:
 Commercial....................................      $  4,281   73.3%      $  5,115    63.9%
 Agricultural..................................         1,303    22.3         1,326     16.5
                                                ------------- ------- ------------- --------
   Subtotal....................................         5,584    95.6         6,441     80.4
 Valuation allowances..........................          (25)   (0.4)          (35)    (0.4)
                                                ------------- ------- ------------- --------
   Subtotal mortgage loans, net................         5,559    95.2         6,406     80.0
 Commercial mortgage loans held by CSEs -- FVO.           280     4.8         1,598     20.0
                                                ------------- ------- ------------- --------
     Total mortgage loans, net.................      $  5,839  100.0%      $  8,004   100.0%
                                                ============= ======= ============= ========

    See "-- Variable Interest Entities" for discussion of CSEs.

    See "-- Related Party Investment Transactions" for discussion of related party mortgage loans.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


 Mortgage Loans, Valuation Allowance and Impaired Loans by Portfolio Segment

   Mortgage loans by portfolio segment, by method of evaluation of credit loss, impaired mortgage loans including those modified in a troubled debt restructuring, and the related valuation allowances, were as follows at and for the years ended:

                           Evaluated Individually for Credit Losses                        Evaluated Collectively for Credit Losses
              ---------------------------------------------------------------------------- ----------------------------------------
                                                        Impaired Loans without a Valuation
              Impaired Loans with a Valuation Allowance          Allowance
              ----------------------------------------- ----------------------------------

              Unpaid Principal   Recorded   Valuation   Unpaid Principal      Recorded      Recorded            Valuation
                  Balance       Investment  Allowances      Balance          Investment    Investment           Allowances
December 31,  ----------------  ----------  ----------  ----------------     ----------    ----------           ----------
                                                             (In millions)
2014
Commercial...           $   --      $   --       $  --            $   --         $   --     $   4,281               $   21
Agricultural.                4           3          --                --             --         1,300                    4
              ----------------  ----------  ----------  ----------------     ----------    ----------           ----------
Total........           $    4      $    3       $  --            $   --         $   --     $   5,581               $   25
              ================  ==========  ==========  ================     ==========    ==========           ==========
2013
Commercial...           $   22      $   22       $   7            $   52         $   50     $   5,043               $   24
Agricultural.                4           4          --                --             --         1,322                    4
              ----------------  ----------  ----------  ----------------     ----------    ----------           ----------
Total........           $   26      $   26       $   7            $   52         $   50     $   6,365               $   28
              ================  ==========  ==========  ================     ==========    ==========           ==========

                Impaired Loans
              -------------------



                        Average
              Carrying  Recorded
               Value   Investment
December 31,  -------- ----------

2014
Commercial...   $   --     $   43
Agricultural.        3          3
              -------- ----------
Total........   $    3     $   46
              ======== ==========
2013
Commercial...   $   65     $   73
Agricultural.        4          2
              -------- ----------
Total........   $   69     $   75
              ======== ==========

   The average recorded investment for commercial and agricultural mortgage loans was $67 million and $0, respectively, for the year ended December 31, 2012.

 Valuation Allowance Rollforward by Portfolio Segment

  The changes in the valuation allowance, by portfolio segment, were as follows:

                                       Commercial Agricultural   Total
                                       ---------- ------------- -------
                                                  (In millions)
         Balance at January 1, 2012...    $    60        $    3 $    63
         Provision (release)..........       (26)            --    (26)
                                       ---------- ------------- -------
         Balance at December 31, 2012.         34             3      37
         Provision (release)..........        (3)             1     (2)
                                       ---------- ------------- -------
         Balance at December 31, 2013.         31             4      35
         Provision (release)..........       (10)            --    (10)
                                       ---------- ------------- -------
         Balance at December 31, 2014.    $    21        $    4 $    25
                                       ========== ============= =======

  Valuation Allowance Methodology

    Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Specific valuation allowances are established using the same methodology for both portfolio segments as the excess carrying

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)

  value of a loan over either (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for both loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

  Commercial and Agricultural Mortgage Loan Portfolio Segments

    The Company typically uses several years of historical experience in establishing non-specific valuation allowances which captures multiple economic cycles. For evaluations of commercial mortgage loans, in addition to historical experience, management considers factors that include the impact of a rapid change to the economy, which may not be reflected in the loan portfolio, and recent loss and recovery trend experience as compared to historical loss and recovery experience. For evaluations of agricultural mortgage loans, in addition to historical experience, management considers factors that include increased stress in certain sectors, which may be evidenced by higher delinquency rates, or a change in the number of higher risk loans. On a quarterly basis, management incorporates the impact of these current market events and conditions on historical experience in determining the non-specific valuation allowance established for commercial and agricultural mortgage loans.

    All commercial mortgage loans are reviewed on an ongoing basis which may include an analysis of the property financial statements and rent roll, lease rollover analysis, property inspections, market analysis, estimated valuations of the underlying collateral, loan-to-value ratios, debt service coverage ratios, and tenant creditworthiness. The monitoring process focuses on higher risk loans, which include those that are classified as restructured, delinquent or in foreclosure, as well as loans with higher loan-to-value ratios and lower debt service coverage ratios. All agricultural mortgage loans are monitored on an ongoing basis. The monitoring process for agricultural mortgage loans is generally similar to the commercial mortgage loan monitoring process, with a focus on higher risk loans, including reviews on a geographic and property-type basis. Higher risk loans are reviewed individually on an ongoing basis for potential credit loss and specific valuation allowances are established using the methodology described above. Quarterly, the remaining loans are reviewed on a pool basis by aggregating groups of loans that have similar risk characteristics for potential credit loss, and non-specific valuation allowances are established as described above using inputs that are unique to each segment of the loan portfolio.

    For commercial mortgage loans, the primary credit quality indicator is the debt service coverage ratio, which compares a property's net operating income to amounts needed to service the principal and interest due under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The Company also reviews the loan-to-value ratio of its commercial mortgage loan portfolio. Loan-to-value ratios compare the unpaid principal balance of the loan to the estimated fair value of the underlying collateral. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. The

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)

  debt service coverage ratio and loan-to-value ratio, as well as the values utilized in calculating these ratios, are updated annually, on a rolling basis, with a portion of the loan portfolio updated each quarter.

    For agricultural mortgage loans, the Company's primary credit quality indicator is the loan-to-value ratio. The values utilized in calculating this ratio are developed in connection with the ongoing review of the agricultural mortgage loan portfolio and are routinely updated.

 Credit Quality of Commercial Mortgage Loans

   The credit quality of commercial mortgage loans were as follows at:

                                    Recorded Investment
                       ----------------------------------------------
                        Debt Service Coverage Ratios                    Estimated
                       ------------------------------          % of       Fair      % of
                       > 1.20x  1.00x - 1.20x < 1.00x  Total   Total      Value     Total
                       -------- ------------- ------- -------- ------ ------------- ------
                                    (In millions)                     (In millions)
December 31, 2014
Loan-to-value ratios:
Less than 65%......... $  3,668    $  267     $   125 $  4,060  94.8%   $  4,431     95.1%
65% to 75%............      113        14          --      127    3.0        134       2.9
76% to 80%............        9        --          --        9    0.2         10       0.2
Greater than 80%......       45        26          14       85    2.0         83       1.8
                       -------- ------------- ------- -------- ------ ------------- ------
 Total................ $  3,835    $  307     $   139 $  4,281 100.0%   $  4,658    100.0%
                       ======== ============= ======= ======== ====== ============= ======
December 31, 2013
Loan-to-value ratios:
Less than 65%......... $  3,946    $  135     $   122 $  4,203  82.2%   $  4,452     83.0%
65% to 75%............      720        --          37      757   14.8        766      14.3
76% to 80%............       80        12          --       92    1.8         93       1.7
Greater than 80%......       37        26          --       63    1.2         53       1.0
                       -------- ------------- ------- -------- ------ ------------- ------
 Total................ $  4,783    $  173     $   159 $  5,115 100.0%   $  5,364    100.0%
                       ======== ============= ======= ======== ====== ============= ======

 Credit Quality of Agricultural Mortgage Loans

   The credit quality of agricultural mortgage loans were as follows at:

                                             December 31,
                             ---------------------------------------------
                                      2014                   2013
                             ---------------------- ----------------------
                               Recorded     % of      Recorded     % of
                              Investment    Total    Investment    Total
                             ------------- -------- ------------- --------
                             (In millions)          (In millions)
      Loan-to-value ratios:
      Less than 65%.........   $  1,239       95.1%   $  1,256       94.7%
      65% to 75%............         64         4.9         70         5.3
                             ------------- -------- ------------- --------
       Total................   $  1,303      100.0%   $  1,326      100.0%
                             ============= ======== ============= ========

   The estimated fair value of agricultural mortgage loans was $1.4 billion at both December 31, 2014 and 2013.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


 Past Due and Interest Accrual Status of Mortgage Loans

  The Company has a high quality, well performing, mortgage loan portfolio, with over 99% of all mortgage loans classified as performing at both
December 31, 2014 and 2013. The Company defines delinquency consistent with industry practice, when mortgage loans are past due as follows: commercial mortgage loans -- 60 days and agricultural mortgage loans -- 90 days. The Company had no mortgage loans past due and no mortgage loans in nonaccrual status at December 31, 2014. The Company had no agricultural mortgage loans past due and one commercial mortgage loan in nonaccrual status with a recorded investment of $22 million at December 31, 2013.

 Mortgage Loans Modified in a Troubled Debt Restructuring

  For a small portion of the mortgage loan portfolio, classified as troubled debt restructurings, concessions are granted related to borrowers experiencing financial difficulties. Generally, the types of concessions include: reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates, and/or a reduction of accrued interest. The amount, timing and extent of the concession granted is considered in determining any impairment or changes in the specific valuation allowance. During the years ended December 31, 2014 and 2013, the Company did not have a significant amount of mortgage loans modified in a troubled debt restructuring.

Other Invested Assets

  Other invested assets is comprised primarily of freestanding derivatives with positive estimated fair values (see Note 9), funds withheld, tax credit and renewable energy partnerships, operating joint ventures, leveraged leases and loans to affiliates (see " -- Related Party Investment Transactions).

 Leveraged Leases

   Investment in leveraged leases consisted of the following at:

                                                                        December 31,
                                                                     -------------------
                                                                       2014      2013
                                                                     --------- ---------
                                                                        (In millions)
Rental receivables, net............................................. $      92 $      92
Estimated residual values...........................................        14        14
                                                                     --------- ---------
   Subtotal.........................................................       106       106
Unearned income.....................................................      (34)      (35)
                                                                     --------- ---------
       Investment in leveraged leases, net of non-recourse debt..... $      72 $      71
                                                                     ========= =========

  Rental receivables are generally due in periodic installments. The payment periods for leveraged leases range from one to 18 years. For rental receivables, the primary credit quality indicator is whether the rental receivable is performing or nonperforming, which is assessed monthly. The Company generally defines nonperforming rental receivables as those that are 90 days or more past due. At December 31, 2014 and 2013, all rental receivables were performing.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


  The deferred income tax liability related to leveraged leases was $71 million and $63 million at December 31, 2014 and 2013, respectively.

Cash Equivalents

  The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $681 million and $527 million at December 31, 2014 and 2013, respectively.

Net Unrealized Investment Gains (Losses)

  Unrealized investment gains (losses) on fixed maturity and equity securities AFS and the effect on DAC, VOBA, DSI and future policy benefits that would result from the realization of the unrealized gains (losses), are included in net unrealized investment gains (losses) in AOCI.

  The components of net unrealized investment gains (losses), included in AOCI, were as follows:

                                                                         Years Ended December 31,
                                                                        --------------------------
                                                                          2014     2013     2012
                                                                        -------- -------- --------
                                                                              (In millions)
Fixed maturity securities.............................................. $  4,311 $  1,884 $  5,232
Fixed maturity securities with noncredit OTTI losses in AOCI...........     (34)     (45)     (70)
                                                                        -------- -------- --------
 Total fixed maturity securities.......................................    4,277    1,839    5,162
Equity securities......................................................       69       13        9
Derivatives............................................................      282       38      244
Short-term investments.................................................       --       --      (2)
Other..................................................................        9     (71)     (18)
                                                                        -------- -------- --------
 Subtotal..............................................................    4,637    1,819    5,395
                                                                        -------- -------- --------
Amounts allocated from:
 Future policy benefits................................................    (503)       --    (740)
 DAC and VOBA related to noncredit OTTI losses recognized in
   AOCI................................................................      (2)       --        5
 DAC, VOBA and DSI.....................................................    (403)    (287)    (690)
                                                                        -------- -------- --------
   Subtotal............................................................    (908)    (287)  (1,425)
Deferred income tax benefit (expense) related to noncredit OTTI losses
  recognized in AOCI...................................................       12       15       22
Deferred income tax benefit (expense)..................................  (1,308)    (606)  (1,423)
                                                                        -------- -------- --------
 Net unrealized investment gains (losses).............................. $  2,433 $    941 $  2,569
                                                                        ======== ======== ========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


  The changes in fixed maturity securities with noncredit OTTI losses included in AOCI were as follows:

                                                          Years Ended December 31,
                                                         ---------------------------
                                                             2014          2013
                                                         ------------- -------------
                                                                (In millions)
Balance at January 1,................................... $        (45) $        (70)
Noncredit OTTI losses and subsequent changes recognized.             6            11
Securities sold with previous noncredit OTTI loss.......             9            23
Subsequent changes in estimated fair value..............           (4)           (9)
                                                         ------------- -------------
Balance at December 31,................................. $        (34) $        (45)
                                                         ============= =============

  The changes in net unrealized investment gains (losses) were as follows:

                                                                        Years Ended December 31,
                                                                    --------------------------------
                                                                       2014       2013       2012
                                                                    ---------- ---------- ----------
                                                                             (In millions)
Balance at January 1,.............................................. $      941 $    2,569 $    1,971
Fixed maturity securities on which noncredit OTTI losses have been
  recognized.......................................................         11         25         65
Unrealized investment gains (losses) during the year...............      2,807    (3,601)      1,460
Unrealized investment gains (losses) relating to:
 Future policy benefits............................................      (503)        740      (405)
 DAC and VOBA related to noncredit OTTI losses recognized in
   AOCI............................................................        (2)        (5)        (6)
 DAC, VOBA and DSI.................................................      (116)        403      (170)
 Deferred income tax benefit (expense) related to noncredit OTTI
   losses recognized in AOCI.......................................        (3)        (7)       (21)
 Deferred income tax benefit (expense).............................      (702)        817      (325)
                                                                    ---------- ---------- ----------
Balance at December 31,............................................ $    2,433 $      941 $    2,569
                                                                    ========== ========== ==========
 Change in net unrealized investment gains (losses)................ $    1,492 $  (1,628) $      598
                                                                    ========== ========== ==========

Concentrations of Credit Risk

  There were no investments in any counterparty that were greater than 10% of the Company's stockholder's equity, other than the U.S. government and its agencies, at both December 31, 2014 and 2013.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


Securities Lending

  Elements of the securities lending program are presented below at:

                                                             December 31,
                                                         ---------------------
                                                            2014       2013
                                                         ---------- ----------
                                                             (In millions)
 Securities on loan: (1)
  Amortized cost........................................ $    5,748 $    6,180
  Estimated fair value.................................. $    6,703 $    6,226
 Cash collateral on deposit from counterparties (2)..... $    6,781 $    6,389
 Security collateral on deposit from counterparties (3). $       60 $       --
 Reinvestment portfolio -- estimated fair value......... $    6,846 $    6,392

--------

(1)Included within fixed maturity securities, short-term investments, cash and cash equivalents and equity securities.

(2)Included within payables for collateral under securities loaned and other transactions.

(3)Security collateral on deposit from counterparties may not be sold or re-pledged, unless the counterparty is in default, and is not reflected in the consolidated financial statements.

Invested Assets on Deposit, Held in Trust and Pledged as Collateral

  Invested assets on deposit, held in trust and pledged as collateral are presented below at estimated fair value for all asset classes, except mortgage loans, which are presented at carrying value at:

                                                                                 December 31,
                                                                             ---------------------
                                                                                2014       2013
                                                                             ---------- ----------
                                                                                 (In millions)
Invested assets on deposit (regulatory deposits) (1)........................ $    7,334 $       63
Invested assets held in trust (reinsurance agreements) (2)..................        936      2,754
Invested assets pledged as collateral (3)...................................      3,174      3,431
                                                                             ---------- ----------
 Total invested assets on deposit, held in trust, and pledged as collateral. $   11,444 $    6,248
                                                                             ========== ==========

--------

(1)See Note 3 for information about invested assets that became restricted in connection with MetLife Insurance Company of Connecticut's withdrawal of its New York license.

(2)The Company has held in trust certain investments, primarily fixed maturity securities, in connection with certain reinsurance transactions.

(3)The Company has pledged invested assets in connection with various agreements and transactions, including funding agreements (see Note 5) and derivative transactions (see Note 9).

  See "-- Securities Lending" for information regarding securities on loan.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


Purchased Credit Impaired Investments

  Investments acquired with evidence of credit quality deterioration since origination and for which it is probable at the acquisition date that the Company will be unable to collect all contractually required payments are classified as purchased credit impaired ("PCI") investments. For each investment, the excess of the cash flows expected to be collected as of the acquisition date over its acquisition date fair value is referred to as the accretable yield and is recognized as net investment income on an effective yield basis. If subsequently, based on current information and events, it is probable that there is a significant increase in cash flows previously expected to be collected or if actual cash flows are significantly greater than cash flows previously expected to be collected, the accretable yield is adjusted prospectively. The excess of the contractually required payments (including interest) as of the acquisition date over the cash flows expected to be collected as of the acquisition date is referred to as the nonaccretable difference, and this amount is not expected to be realized as net investment income. Decreases in cash flows expected to be collected can result in OTTI.

  The Company's PCI fixed maturity securities were as follows at:

                                                         December 31,
                                                     ---------------------
                                                        2014       2013
                                                     ---------- ----------
                                                         (In millions)
     Outstanding principal and interest balance (1). $      653 $      667
     Carrying value (2)............................. $      504 $      508

--------

(1)Represents the contractually required payments, which is the sum of contractual principal, whether or not currently due, and accrued interest.

(2)Estimated fair value plus accrued interest.

  The following table presents information about PCI fixed maturity securities acquired during the periods indicated:

                                                        Years Ended December 31,
                                                        ------------------------
                                                           2014         2013
                                                         ----------  ----------
                                                            (In millions)
  Contractually required payments (including interest). $      102   $      260
  Cash flows expected to be collected (1).............. $       78   $      198
  Fair value of investments acquired................... $       54   $      138

--------

(1)Represents undiscounted principal and interest cash flow expectations, at the date of acquisition.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)

  The following table presents activity for the accretable yield on PCI fixed maturity securities for:

                                                        Years Ended December 31,
                                                        ------------------------
                                                           2014         2013
                                                         ----------  ----------
                                                            (In millions)
   Accretable yield, January 1,........................ $      315   $      309
   Investments purchased...............................         24           60
   Accretion recognized in earnings....................       (25)         (24)
   Disposals...........................................       (13)          (8)
   Reclassification (to) from nonaccretable difference.       (50)         (22)
                                                         ----------  ----------
   Accretable yield, December 31,...................... $      251   $      315
                                                         ==========  ==========

Collectively Significant Equity Method Investments

  The Company holds investments in real estate joint ventures, real estate funds and other limited partnership interests consisting of leveraged buy-out funds, hedge funds, private equity funds, joint ventures and other funds. The portion of these investments accounted for under the equity method had a carrying value of $2.9 billion at December 31, 2014. The Company's maximum exposure to loss related to these equity method investments is limited to the carrying value of these investments plus unfunded commitments of $777 million at December 31, 2014. Except for certain real estate joint ventures, the Company's investments in real estate funds and other limited partnership interests are generally of a passive nature in that the Company does not participate in the management of the entities.

  As described in Note 1, the Company generally records its share of earnings in its equity method investments using a three-month lag methodology and within net investment income. Aggregate net investment income from these equity method investments exceeded 10% of the Company's consolidated pre-tax income (loss) from continuing operations for the three most recent annual periods: 2014, 2013 and 2012. This aggregated summarized financial data does not represent the Company's proportionate share of the assets, liabilities, or earnings of such entities.

  The aggregated summarized financial data presented below reflects the latest available financial information and is as of, and for, the years ended
December 31, 2014, 2013 and 2012. Aggregate total assets of these entities totaled $264.7 billion and $217.3 billion at December 31, 2014 and 2013, respectively. Aggregate total liabilities of these entities totaled $23.2 billion and $16.3 billion at December 31, 2014 and 2013, respectively. Aggregate net income (loss) of these entities totaled $25.1 billion, $20.9 billion and $13.1 billion for the years ended December 31, 2014, 2013 and 2012, respectively. Aggregate net income (loss) from the underlying entities in which the Company invests is primarily comprised of investment income, including recurring investment income and realized and unrealized investment gains (losses).

Variable Interest Entities

  The Company has invested in certain structured transactions (including CSEs) that are VIEs. In certain instances, the Company holds both the power to direct the most significant activities of the entity, as well as an economic interest in the entity and, as such, is deemed to be the primary beneficiary or consolidator of the entity.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


  The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity. The Company generally uses a qualitative approach to determine whether it is the primary beneficiary. However, for VIEs that are investment companies or apply measurement principles consistent with those utilized by investment companies, the primary beneficiary is based on a risks and rewards model and is defined as the entity that will absorb a majority of a VIE's expected losses, receive a majority of a VIE's expected residual returns if no single entity absorbs a majority of expected losses, or both. The Company reassesses its involvement with VIEs on a quarterly basis. The use of different methodologies, assumptions and inputs in the determination of the primary beneficiary could have a material effect on the amounts presented within the consolidated financial statements.

 Consolidated VIEs

   The following table presents the total assets and total liabilities relating to VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at December 31, 2014 and 2013. Creditors or beneficial interest holders of VIEs where the Company is the primary beneficiary have no recourse to the general credit of the Company, as the Company's obligation to the VIEs is limited to the amount of its committed investment.

                                                        December 31,
                                                      -----------------
                                                        2014     2013
                                                      -------- --------
                                                        (In millions)
         CSEs: (1)
         Assets:
          Mortgage loans (commercial mortgage loans). $    280 $  1,598
          Accrued investment income..................        2        9
                                                      -------- --------
            Total assets............................. $    282 $  1,607
                                                      ======== ========
         Liabilities:
          Long-term debt............................. $    139 $  1,461
          Other liabilities..........................        1        7
                                                      -------- --------
            Total liabilities........................ $    140 $  1,468
                                                      ======== ========

--------

(1)The Company consolidates entities that are structured as CMBS. The assets of these entities can only be used to settle their respective liabilities, and under no circumstances is the Company liable for any principal or interest shortfalls should any arise. The Company's exposure was limited to that of its remaining investment in these entities of $123 million and $120 million at estimated fair value at December 31, 2014 and 2013, respectively. The long-term debt bears interest primarily at fixed rates ranging from 2.25% to 5.57%, payable primarily on a monthly basis. Interest expense related to these obligations, included in other expenses, was $36 million, $122 million and $163 million for the years ended December 31, 2014, 2013 and 2012, respectively.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


 Unconsolidated VIEs

   The carrying amount and maximum exposure to loss relating to VIEs in which the Company holds a significant variable interest but is not the primary beneficiary and which have not been consolidated were as follows at:

                                                                December 31,
                                                 -------------------------------------------
                                                         2014                  2013
                                                 --------------------- ---------------------
                                                             Maximum               Maximum
                                                 Carrying   Exposure   Carrying   Exposure
                                                  Amount   to Loss (1)  Amount   to Loss (1)
                                                 --------- ----------- --------- -----------
                                                                (In millions)
Fixed maturity securities AFS:
 Structured securities (RMBS, CMBS and ABS) (2). $   9,322  $   9,322  $   9,331  $   9,331
 U.S. and foreign corporate.....................       526        526        494        494
Other limited partnership interests.............     1,774      2,162      1,670      2,096
Real estate joint ventures......................        47         51         41         45
Other invested assets...........................        37         47          9         44
Equity securities AFS:
 Non-redeemable preferred stock.................        19         19         18         18
                                                 ---------  ---------  ---------  ---------
   Total........................................ $  11,725  $  12,127  $  11,563  $  12,028
                                                 =========  =========  =========  =========

--------

(1)The maximum exposure to loss relating to fixed maturity and equity securities AFS is equal to their carrying amounts or the carrying amounts of retained interests. The maximum exposure to loss relating to other limited partnership interests and real estate joint ventures is equal to the carrying amounts plus any unfunded commitments of the Company. For certain of its investments in other invested assets, the Company's return is in the form of income tax credits which are guaranteed by creditworthy third parties. For such investments, the maximum exposure to loss is equal to the carrying amounts plus any unfunded commitments, reduced by income tax credits guaranteed by third parties of less than $1 million and $0 at December 31, 2014 and 2013, respectively. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

(2)For these variable interests, the Company's involvement is limited to that of a passive investor in mortgage-backed or asset-backed securities issued by trusts that do not have substantial equity.

   As described in Note 16, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the years ended December 31, 2014, 2013 and 2012.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


Net Investment Income

  The components of net investment income were as follows:

                                                           Years Ended December 31,
                                                           ------------------------
                                                            2014     2013    2012
                                                            ------  ------  ------
                                                              (In millions)
 Investment income:
  Fixed maturity securities............................... $1,954   $2,235  $2,245
  Equity securities.......................................     17       13      11
  Mortgage loans..........................................    337      360     372
  Policy loans............................................     59       57      61
  Real estate and real estate joint ventures..............     80       56      83
  Other limited partnership interests.....................    266      270     168
  Cash, cash equivalents and short-term investments.......      5        7      11
  Operating joint ventures................................      2      (5)     (2)
  Other...................................................      3      (2)     (6)
                                                            ------  ------  ------
    Subtotal..............................................  2,723    2,991   2,943
  Less: Investment expenses...............................    103      124     117
                                                            ------  ------  ------
    Subtotal, net.........................................  2,620    2,867   2,826
                                                            ------  ------  ------
 FVO securities (1).......................................     --       --      62
 FVO CSEs -- interest income -- commercial mortgage loans.     49      132     172
                                                            ------  ------  ------
    Subtotal..............................................     49      132     234
                                                            ------  ------  ------
      Net investment income............................... $2,669   $2,999  $3,060
                                                            ======  ======  ======

--------

(1)There were no changes in estimated fair value subsequent to purchase for securities still held as of the end of the year included in net investment income for the year ended December 31, 2012.

  See "-- Variable Interest Entities" for discussion of CSEs.

  See "-- Related Party Investment Transactions" for discussion of affiliated net investment income and investment expenses.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


Net Investment Gains (Losses)

 Components of Net Investment Gains (Losses)

  The components of net investment gains (losses) were as follows:

                                                                           Years Ended December 31,
                                                                         --------------------------
                                                                          2014     2013     2012
                                                                         ------    -----    -----
                                                                           (In millions)
Total gains (losses) on fixed maturity securities:
 Total OTTI losses recognized -- by sector and industry:
   U.S. and foreign corporate securities -- by industry:
     Transportation..................................................... $  (2)    $ (3)    $(16)
     Consumer...........................................................    (2)       --       --
     Finance............................................................     --      (3)      (8)
     Utility............................................................     --       --      (4)
     Communications.....................................................     --       --      (2)
     Industrial.........................................................     --       --      (1)
                                                                         ------    -----    -----
       Total U.S. and foreign corporate securities......................    (4)      (6)     (31)
   RMBS.................................................................    (8)     (14)     (20)
                                                                         ------    -----    -----
       OTTI losses on fixed maturity securities recognized in
         earnings.......................................................   (12)     (20)     (51)
 Fixed maturity securities -- net gains (losses) on sales and disposals.     26       61      144
                                                                         ------    -----    -----
   Total gains (losses) on fixed maturity securities                         14       41       93
                                                                         ------    -----    -----
Total gains (losses) on equity securities:
 Total OTTI losses recognized -- by sector:
   Non-redeemable preferred stock.......................................    (8)      (3)       --
   Common stock.........................................................    (7)      (2)      (9)
                                                                         ------    -----    -----
       OTTI losses on equity securities recognized in earnings..........   (15)      (5)      (9)
 Equity securities -- net gains (losses) on sales and disposals.........     14       10        9
                                                                         ------    -----    -----
   Total gains (losses) on equity securities                                (1)        5       --
                                                                         ------    -----    -----
 Mortgage loans.........................................................     17        5       26
 Real estate and real estate joint ventures.............................    (4)        2      (3)
 Other limited partnership interests....................................    (9)      (6)      (2)
 Other investment portfolio gains (losses)..............................     43      (2)     (12)
                                                                         ------    -----    -----
     Subtotal -- investment portfolio gains (losses)                         60       45      102
                                                                         ------    -----    -----
FVO CSEs:
   Commercial mortgage loans............................................   (13)     (56)        7
   Long-term debt -- related to commercial mortgage loans...............     19       88       27
Non-investment portfolio gains (losses) (1).............................  (535)     (50)       54
                                                                         ------    -----    -----
     Subtotal FVO CSEs and non-investment portfolio gains (losses)        (529)     (18)       88
                                                                         ------    -----    -----
       Total net investment gains (losses).............................. $(469)    $  27    $ 190
                                                                         ======    =====    =====

--------

(1)Non-investment portfolio gains (losses) for the year ended December 31, 2014 includes a loss of $608 million related to the disposition of MAL as more fully described in Note 4.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


   See "-- Variable Interest Entities" for discussion of CSEs.

   See "-- Related Party Investment Transactions" for discussion of affiliated net investment gains (losses) related to transfers of invested assets to affiliates.

   Gains (losses) from foreign currency transactions included within net investment gains (losses) were $66 million, ($59) million and $39 million for the years ended December 31, 2014, 2013 and 2012, respectively.

 Sales or Disposals and Impairments of Fixed Maturity and Equity Securities

   Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) are as shown in the table below. Investment gains and losses on sales of securities are determined on a specific identification basis.

                                            Years Ended December 31,
                                -------------------------------------------------
                                  2014     2013    2012    2014    2013    2012
                                -------- -------- ------- ------- ------- -------
                                Fixed Maturity Securities    Equity Securities
                                ------------------------- -----------------------
                                                  (In millions)
Proceeds....................... $ 14,649 $ 11,719 $ 7,300 $    57 $    75 $    48
                                ======== ======== ======= ======= ======= =======
Gross investment gains......... $     84 $    194 $   189 $    15 $    18 $     9
Gross investment losses........     (58)    (133)    (45)     (1)     (8)      --
OTTI losses (1)................     (12)     (20)    (51)    (15)     (5)     (9)
                                -------- -------- ------- ------- ------- -------
 Net investment gains (losses). $     14 $     41 $    93 $   (1) $     5 $    --
                                ======== ======== ======= ======= ======= =======

--------

(1)OTTI losses recognized in earnings include noncredit-related impairment losses of $0, $3 million and $8 million for the years ended December 31, 2014, 2013 and 2012, respectively, on (i) perpetual hybrid securities classified within fixed maturity securities where the primary reason for the impairment was the severity and/or the duration of an unrealized loss position and, (ii) fixed maturity securities where there is an intent to sell or it is more likely than not that the Company will be required to sell the security before recovery of the decline in estimated fair value.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


 Credit Loss Rollforward

  The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held for which a portion of the OTTI loss was recognized in OCI:

                                                                         Years Ended December 31,
                                                                        ---------------------------
                                                                            2014          2013
                                                                        ------------- -------------
                                                                               (In millions)
Balance at January 1,.................................................. $          59 $          61
Additions:
 Initial impairments -- credit loss OTTI recognized on securities not
   previously impaired.................................................            --             1
 Additional impairments -- credit loss OTTI recognized on securities
   previously impaired.................................................             7            12
Reductions:
 Sales (maturities, pay downs or prepayments) of securities previously
   impaired as credit loss OTTI........................................           (9)          (15)
                                                                        ------------- -------------
Balance at December 31,................................................ $          57 $          59
                                                                        ============= =============

Related Party Investment Transactions

  The Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Invested assets transferred to and from affiliates were as follows:

                                                                      Years Ended December 31,
                                                                     ---------------------------
                                                                        2014      2013    2012
                                                                     ---------- -------- -------
                                                                            (In millions)
Estimated fair value of invested assets transferred to affiliates... $    1,441 $    874 $    --
Amortized cost of invested assets transferred to affiliates......... $    1,362 $    827 $    --
Net investment gains (losses) recognized on transfers............... $       79 $     47 $    --
Estimated fair value of invested assets transferred from affiliates. $      132 $    834 $   857

    Prior to the Mergers, certain related party investment transactions were consummated as summarized below. See Note 3 for additional information on the Mergers.

 . In July 2014, the Company sold affiliated loans to other affiliates, which were included in other invested assets and in the table above, at estimated fair value totaling $520 million and a $45 million gain was recognized in net investment gains (losses). The affiliated loans had an unpaid principal balance of $350 million and $125 million and were due on July 15, 2021 and December 16, 2021, respectively, and bore interest, payable semi-annually, at 5.64% and 5.86%, respectively. Net investment income from these affiliated loans was $13 million, $28 million and $4 million for the years ended December 31, 2014, 2013 and 2012, respectively.

 . In 2013, the Company transferred invested assets to and from MLIC of $739 million and $751 million, respectively, related to the establishment of a custodial account to secure certain policyholder liabilities, which is included in the table above.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


  The Company has affiliated loans outstanding to wholly-owned real estate subsidiaries of an affiliate, MLIC, which are included in mortgage loans, with a carrying value of $242 million and $364 million at December 31, 2014 and 2013, respectively. A loan with a carrying value of $110 million, at both December 31, 2014 and 2013, bears interest at one-month LIBOR + 1.95% with quarterly interest only payments of $1 million through January 2015, when the principal balance is due. A loan with a carrying value of $132 million and $134 million at December 31, 2014 and 2013, respectively, bears interest at 7.26% due in quarterly principal and interest payments of $3 million through January 2020, when the principal balance is due. In November 2014, two mortgage loans with a total carrying value of $120 million were paid off early. These affiliated loans are secured by interests in the real estate subsidiaries, which own operating real estate with a fair value in excess of the loans. Net investment income from these affiliated loans was $34 million, $16 million and $17 million for the years ended December 31, 2014, 2013 and 2012, respectively. Included in net investment income for the year ended December 31, 2014, is $16 million in mortgage loan prepayment income from the two early loan payoffs described above.

  The Company receives investment administrative services from an affiliate. The related investment administrative service charges were $62 million, $76 million, and $78 million for years ended December 31, 2014, 2013 and 2012, respectively. The Company also had affiliated net investment income of less than $1 million, $1 million, and less than $1 million for the years ended December 31, 2014, 2013, and 2012, respectively.

9. Derivatives

Accounting for Derivatives

  See Note 1 for a description of the Company's accounting policies for derivatives and Note 10 for information about the fair value hierarchy for derivatives.

Derivative Strategies

  The Company is exposed to various risks relating to its ongoing business operations, including interest rate, foreign currency exchange rate, credit and equity market. The Company uses a variety of strategies to manage these risks, including the use of derivatives.

  Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. Certain of the Company's OTC derivatives are cleared and settled through central clearing counterparties ("OTC-cleared"), while others are bilateral contracts between two counterparties ("OTC-bilateral"). The types of derivatives the Company uses include swaps, forwards, futures and option contracts. To a lesser extent, the Company uses credit default swaps to synthetically replicate investment risks and returns which are not readily available in the cash market.

 Interest Rate Derivatives

   The Company uses a variety of interest rate derivatives to reduce its exposure to changes in interest rates, including interest rate swaps, caps, floors, futures and forwards.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


   Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional amount. The Company utilizes interest rate swaps in fair value, cash flow and non-qualifying hedging relationships.

   The Company purchases interest rate caps and floors primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities, as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively. In certain instances, the Company locks in the economic impact of existing purchased caps and floors by entering into offsetting written caps and floors. The Company utilizes interest rate caps and floors in non-qualifying hedging relationships.

   In exchange-traded interest rate (Treasury and swap) futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance and to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded interest rate futures in non-qualifying hedging relationships.

   Swaptions are used by the Company to hedge interest rate risk associated with the Company's long-term liabilities and invested assets. A swaption is an option to enter into a swap with a forward starting effective date. In certain instances, the Company locks in the economic impact of existing purchased swaptions by entering into offsetting written swaptions. The Company pays a premium for purchased swaptions and receives a premium for written swaptions. The Company utilizes swaptions in non-qualifying hedging relationships. Swaptions are included in interest rate options.

   The Company enters into interest rate forwards to buy and sell securities. The price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date. The Company utilizes interest rate forwards in cash flow hedging relationships.

 Foreign Currency Exchange Rate Derivatives

   The Company uses foreign currency swaps to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in fair value, cash flow and non-qualifying hedging relationships.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


   To a lesser extent, the Company uses foreign currency forwards and exchange-traded currency futures in non-qualifying hedging relationships.

 Credit Derivatives

   The Company enters into purchased credit default swaps to hedge against credit-related changes in the value of its investments. In a credit default swap transaction, the Company agrees with another party to pay, at specified intervals, a premium to hedge credit risk. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional amount in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. Credit events vary by type of issuer but typically include bankruptcy, failure to pay debt obligations, repudiation, moratorium, involuntary restructuring or governmental intervention. In each case, payout on a credit default swap is triggered only after the Credit Derivatives Determinations Committee of the International Swaps and Derivatives Association, Inc. ("ISDA") deems that a credit event has occurred. The Company utilizes credit default swaps in non-qualifying hedging relationships.

   The Company enters into written credit default swaps to synthetically create credit investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and one or more cash instruments, such as U.S. Treasury securities, agency securities or other fixed maturity securities. These credit default swaps are not designated as hedging instruments.

   To a lesser extent, the Company uses credit forwards to lock in the price to be paid for forward purchases of certain securities. The Company utilizes credit forwards in cash flow hedging relationships.

 Equity Derivatives

   The Company uses a variety of equity derivatives to reduce its exposure to equity market risk, including equity index options, equity variance swaps, exchange-traded equity futures and total rate of return swaps ("TRRs").

   Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. Certain of these contracts may also contain settlement provisions linked to interest rates. In certain instances, the Company may enter into a combination of transactions to hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options. The Company utilizes equity index options in non-qualifying hedging relationships.

   Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. The Company utilizes equity variance swaps in non-qualifying hedging relationships.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


   In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded equity futures in non-qualifying hedging relationships.

   TRRs are swaps whereby the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and the LIBOR, calculated by reference to an agreed notional amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. The Company uses TRRs to hedge its equity market guarantees in certain of its insurance products. TRRs can be used as hedges or to synthetically create investments. The Company utilizes TRRs in non-qualifying hedging relationships.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


Primary Risks Managed by Derivatives

  The following table presents the gross notional amount, estimated fair value and primary underlying risk exposure of the Company's derivatives, excluding embedded derivatives, held at:

                                                                                      December 31,
                                                             ---------------------------------------------------------------
                                                                          2014                            2013
                                                             ------------------------------- -------------------------------
                                                                        Estimated Fair Value            Estimated Fair Value
                                                                        --------------------            --------------------
                                                               Gross                           Gross
                                                              Notional                        Notional
                           Primary Underlying Risk Exposure    Amount    Assets  Liabilities   Amount    Assets  Liabilities
                           --------------------------------  ---------- -------- ----------- ---------- -------- -----------
                                                                                      (In millions)
Derivatives Designated as Hedging Instruments
Fair value hedges:
  Interest rate swaps..... Interest rate.................... $      379 $     33  $      2   $      446 $      5  $     10
  Foreign currency swaps.. Foreign currency exchange rate...         --       --        --          122       --        13
                                                             ---------- --------  --------   ---------- --------  --------
   Subtotal..............................................           379       33         2          568        5        23
                                                             ---------- --------  --------   ---------- --------  --------
Cash flow hedges:
  Interest rate swaps..... Interest rate....................        369       81        --          537        6        32
  Interest rate forwards.. Interest rate....................        155       45        --          245        3         3
  Foreign currency swaps.. Foreign currency exchange rate...        728       56         9          574       26        38
                                                             ---------- --------  --------   ---------- --------  --------
   Subtotal..............................................         1,252      182         9        1,356       35        73
                                                             ---------- --------  --------   ---------- --------  --------
    Total qualifying hedges.............................          1,631      215        11        1,924       40        96
                                                             ---------- --------  --------   ---------- --------  --------
Derivatives Not Designated or Not Qualifying as Hedging
Instruments
Interest rate swaps....... Interest rate....................     25,919    1,709       601       46,224    1,933     1,026
Interest rate floors...... Interest rate....................     16,404       83        69       19,644      112       103
Interest rate caps........ Interest rate....................      7,901       11        --        9,651       36        --
Interest rate futures..... Interest rate....................        325        1        --        5,905        9         9
Interest rate options..... Interest rate....................     29,870      446        16       17,690      131       236
Foreign currency swaps.... Foreign currency exchange rate...        672       59         4          920       53        46
Foreign currency forwards. Foreign currency exchange rate...         48        3        --        2,380        1       172
Currency futures.......... Foreign currency exchange rate...         --       --        --          365        1         1
Credit default
 swaps -- purchased....... Credit...........................         45       --         1          166       --         1
Credit default
 swaps -- written......... Credit...........................      1,924       29         1        2,263       38        --
Equity futures............ Equity market....................      3,086       34        --        5,105        1        43
Equity index options...... Equity market....................     27,212      854       613       35,011    1,329     1,047
Equity variance swaps..... Equity market....................     15,433      120       435       21,187      174       564
TRRs...................... Equity market....................      2,332       12        67        3,802       --       179
                                                             ---------- --------  --------   ---------- --------  --------
   Total non-designated or non-qualifying derivatives....       131,171    3,361     1,807      170,313    3,818     3,427
                                                             ---------- --------  --------   ---------- --------  --------
    Total...............................................     $  132,802 $  3,576  $  1,818   $  172,237 $  3,858  $  3,523
                                                             ========== ========  ========   ========== ========  ========

  Based on gross notional amounts, a substantial portion of the Company's derivatives was not designated or did not qualify as part of a hedging relationship at both December 31, 2014 and 2013. The Company's use of derivatives includes (i) derivatives that serve as macro hedges of the Company's exposure to various risks and that generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules;
(ii) derivatives that economically hedge insurance liabilities that contain mortality or morbidity risk and that generally do not qualify for hedge accounting because the lack of these risks in the derivatives cannot support an expectation of a highly effective hedging relationship; (iii) derivatives that economically hedge embedded derivatives that do not qualify for hedge accounting because the changes in estimated fair value of the embedded derivatives are already recorded in net income; and (iv) written credit default swaps that are used to synthetically

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)

create credit investments and that do not qualify for hedge accounting because they do not involve a hedging relationship. For these non-qualified derivatives, changes in market factors can lead to the recognition of fair value changes on the statement of operations without an offsetting gain or loss recognized in earnings for the item being hedged.

  Net Derivative Gains (Losses)

  The components of net derivative gains (losses) were as follows:

                                                  Years Ended December 31,
                                                 --------------------------
                                                   2014     2013     2012
                                                 -------- -------- --------
                                                       (In millions)
     Derivatives and hedging gains (losses) (1). $    868 $(5,826) $(2,851)
     Embedded derivatives.......................  (1,049)    6,267      506
                                                 -------- -------- --------
      Total net derivative gains (losses)....... $  (181) $    441 $(2,345)
                                                 ======== ======== ========

--------

(1)Includes foreign currency transaction gains (losses) on hedged items in cash flow and non-qualifying hedging relationships, which are not presented elsewhere in this note.

  The following table presents earned income on derivatives:

                                                         Years Ended December 31,
                                                         ------------------------
                                                         2014    2013     2012
                                                         ----   ------   ------
                                                           (In millions)
    Qualifying hedges:
     Net investment income.............................. $  4   $    2   $    2
     Interest credited to policyholder account balances.  (1)        2       18
    Non-qualifying hedges:
     Net derivative gains (losses)......................  273    (157)      172
     Policyholder benefits and claims...................   32    (292)    (120)
                                                         ----   ------   ------
       Total............................................ $308   $(445)   $   72
                                                         ====   ======   ======

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


Non-Qualifying Derivatives and Derivatives for Purposes Other Than Hedging

    The following table presents the amount and location of gains (losses) recognized in income for derivatives that were not designated or qualifying as hedging instruments:

                                                               Net     Policyholder
                                             Net Derivative Investment Benefits and
                                             Gains (Losses) Income (1)  Claims (2)
                                             -------------- ---------- ------------
                                                         (In millions)
Year Ended December 31, 2014
 Interest rate derivatives..................       $  1,174       $ --       $   43
 Foreign currency exchange rate derivatives.              4         --           --
 Credit derivatives -- purchased............           (22)         --           --
 Credit derivatives -- written..............             18         --           --
 Equity derivatives.........................          (591)        (8)        (279)
                                             -------------- ---------- ------------
   Total....................................       $    583       $(8)       $(236)
                                             ============== ========== ============
Year Ended December 31, 2013
 Interest rate derivatives..................       $(1,534)       $ --       $ (27)
 Foreign currency exchange rate derivatives.          (542)         --           --
 Credit derivatives -- purchased............             --         --           --
 Credit derivatives -- written..............             27         --           --
 Equity derivatives.........................        (3,625)        (7)        (726)
                                             -------------- ---------- ------------
   Total....................................       $(5,674)       $(7)       $(753)
                                             ============== ========== ============
Year Ended December 31, 2012
 Interest rate derivatives..................       $  (208)       $ --       $   --
 Foreign currency exchange rate derivatives.          (290)         --           --
 Credit derivatives -- purchased............           (12)         --           --
 Credit derivatives -- written..............             42         --           --
 Equity derivatives.........................        (2,530)        (4)        (419)
                                             -------------- ---------- ------------
   Total....................................       $(2,998)       $(4)       $(419)
                                             ============== ========== ============

--------

(1)Changes in estimated fair value related to economic hedges of equity method investments in joint ventures.

(2)Changes in estimated fair value related to economic hedges of variable annuity guarantees included in future policy benefits.

Fair Value Hedges

  The Company designates and accounts for the following as fair value hedges when they have met the requirements of fair value hedging: (i) interest rate swaps to convert fixed rate assets and liabilities to floating rate assets and liabilities; and (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated liabilities.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


  The Company recognizes gains and losses on derivatives and the related hedged items in fair value hedges within net derivative gains (losses). The following table presents the amount of such net derivative gains (losses):

                                                         Net Derivative  Net Derivative Ineffectiveness
                                                         Gains (Losses)  Gains (Losses)  Recognized in
Derivatives in Fair Value   Hedged Items in Fair Value     Recognized    Recognized for Net Derivative
Hedging Relationships         Hedging Relationships      for Derivatives  Hedged Items  Gains (Losses)
-------------------------  ----------------------------- --------------- -------------- ---------------
                                                                         (In millions)
Year Ended December 31, 2014
Interest rate swaps:       Fixed maturity securities....    $          1  $         (1)  $           --
                           Policyholder liabilities (1).              32           (31)               1
Foreign currency swaps:    Foreign-denominated PABs (2).              --             --              --
                                                            ------------  -------------  --------------
  Total...............................................      $         33  $        (32)  $            1
                                                            ============  =============  ==============
Year Ended December 31, 2013
Interest rate swaps:       Fixed maturity securities....    $          7  $         (9)  $          (2)
                           Policyholder liabilities (1).            (30)             28             (2)
Foreign currency swaps:    Foreign-denominated PABs (2).               2            (2)              --
                                                            ------------  -------------  --------------
  Total...............................................      $       (21)  $          17  $          (4)
                                                            ============  =============  ==============
Year Ended December 31, 2012
Interest rate swaps:       Fixed maturity securities....    $        (3)  $           1  $          (2)
                           Policyholder liabilities (1).            (10)              8             (2)
Foreign currency swaps:    Foreign-denominated PABs (2).            (29)             20             (9)
                                                            ------------  -------------  --------------
  Total...............................................      $       (42)  $          29  $         (13)
                                                            ============  =============  ==============

--------

(1)Fixed rate liabilities reported in PABs or future policy benefits.

(2)Fixed rate or floating rate liabilities.

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

Cash Flow Hedges

  The Company designates and accounts for the following as cash flow hedges when they have met the requirements of cash flow hedging: (i) interest rate swaps to convert floating rate assets and liabilities to fixed rate assets and liabilities; (ii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated assets and liabilities;
(iii) interest rate forwards and credit forwards to lock in the price to be paid for forward purchases of investments; and (iv) interest rate swaps and interest rate forwards to hedge the forecasted purchases of fixed-rate investments.

  In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions were no longer probable of occurring. Because certain of the forecasted transactions also were not probable of occurring within two months of the anticipated date, the Company reclassified certain amounts from AOCI into net derivative gains (losses). These amounts were not significant for both years ended December 31, 2014 and 2013 and $0 for the year ended December 31, 2012.

  At December 31, 2014 and 2013, the maximum length of time over which the Company was hedging its exposure to variability in future cash flows for forecasted transactions did not exceed five years and six years, respectively.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


  At December 31, 2014 and 2013, the balance in AOCI associated with cash flow hedges was $282 million and $38 million, respectively.

  The following table presents the effects of derivatives in cash flow hedging relationships on the consolidated statements of operations and the consolidated statements of stockholder's equity:

                                                    Amount and Location        Amount and Location
                            Amount of Gains          of Gains (Losses)          of Gains (Losses)
Derivatives in Cash Flow  (Losses) Deferred in       Reclassified from        Recognized in Income
Hedging Relationships     AOCI on Derivatives     AOCI into Income (Loss)     (Loss) on Derivatives
------------------------  -------------------- ----------------------------- -----------------------
                          (Effective Portion)       (Effective Portion)       (Ineffective Portion)
                          -------------------- ----------------------------- -----------------------
                                               Net Derivative Net Investment     Net Derivative
                                               Gains (Losses)     Income         Gains (Losses)
                                               -------------- -------------- -----------------------
                                                       (In millions)
Year Ended December 31, 2014
Interest rate swaps......   $            131    $         1    $          1  $                    --
Interest rate forwards...                 55              1               1                       --
Foreign currency swaps...                 56            (6)              --                       --
Credit forwards..........                 --             --              --                       --
                            ----------------    -----------    ------------  -----------------------
  Total..................   $            242    $       (4)    $          2  $                    --
                            ================    ===========    ============  =======================
Year Ended December 31, 2013
Interest rate swaps......   $          (120)    $        --    $          1  $                    --
Interest rate forwards...               (57)              9               1                       --
Foreign currency swaps...               (17)             --              --                        1
Credit forwards..........                (1)             --              --                       --
                            ----------------    -----------    ------------  -----------------------
  Total..................   $          (195)    $         9    $          2  $                     1
                            ================    ===========    ============  =======================
Year Ended December 31, 2012
Interest rate swaps......   $             21    $        --    $         --  $                     1
Interest rate forwards...                  1              1               1                       --
Foreign currency swaps...               (16)              1              --                      (1)
Credit forwards..........                 --             --              --                       --
                            ----------------    -----------    ------------  -----------------------
  Total..................   $              6    $         2    $          1  $                    --
                            ================    ===========    ============  =======================

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

  At December 31, 2014, $13 million of deferred net gains (losses) on derivatives in AOCI was expected to be reclassified to earnings within the next 12 months.

Credit Derivatives

  In connection with synthetically created credit investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the non-qualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $1.9 billion and $2.3 billion at December 31, 2014 and 2013, respectively. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current fair value of the credit default swaps. At December 31, 2014 and 2013, the Company would have received $28 million and $38 million, respectively, to terminate all of these contracts.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


  The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                                                December 31,
                              ---------------------------------------------------------------------------------
                                                2014                                     2013
                              ---------------------------------------- ----------------------------------------
                              Estimated      Maximum                   Estimated      Maximum
                              Fair Value Amount of Future   Weighted   Fair Value Amount of Future   Weighted
Rating Agency Designation of  of Credit   Payments under    Average    of Credit   Payments under    Average
Referenced                     Default    Credit Default    Years to    Default    Credit Default    Years to
Credit Obligations (1)          Swaps       Swaps (2)     Maturity (3)   Swaps       Swaps (2)     Maturity (3)
----------------------------  ---------- ---------------- ------------ ---------- ---------------- ------------
                                     (In millions)                            (In millions)
Aaa/Aa/A.....................
Single name credit default
  swaps (corporate).......... $       2   $         155            2.1 $       2   $          115           2.7
Credit default swaps
  referencing indices........         1             134            1.3         6              650           1.1
                              ---------   -------------                ---------   --------------
 Subtotal....................         3             289            1.7         8              765           1.3
                              ---------   -------------                ---------   --------------
Baa
Single name credit default
  swaps (corporate)..........         5             454            2.3         8              446           3.0
Credit default swaps
  referencing indices........        18           1,145            5.0        19            1,016           4.9
                              ---------   -------------                ---------   --------------
 Subtotal....................        23           1,599            4.2        27            1,462           4.3
                              ---------   -------------                ---------   --------------
B
Single name credit default
  swaps (corporate)..........        --              --             --        --               --            --
Credit default swaps
  referencing indices........         2              36            5.0         3               36           5.0
                              ---------   -------------                ---------   --------------
 Subtotal....................         2              36            5.0         3               36           5.0
                              ---------   -------------                ---------   --------------
   Total..................... $      28   $       1,924            3.8 $      38   $        2,263           3.3
                              =========   =============                =========   ==============

--------

(1)The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service ("Moody's"), S&P and Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.

(2)Assumes the value of the referenced credit obligations is zero.

(3)The weighted average years to maturity of the credit default swaps is calculated based on weighted average gross notional amounts.

Credit Risk on Freestanding Derivatives

  The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)

estimated fair value of derivatives at the reporting date after taking into consideration the existence of master netting or similar agreements and any collateral received pursuant to such agreements.

  The Company manages its credit risk related to derivatives by entering into transactions with creditworthy counterparties and establishing and monitoring exposure limits. The Company's OTC-bilateral derivative transactions are generally governed by ISDA Master Agreements which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties in the event of early termination of a transaction, which includes, but is not limited to, events of default and bankruptcy. In the event of an early termination, the Company is permitted to set off receivables from the counterparty against payables to the same counterparty arising out of all included transactions. Substantially all of the Company's ISDA Master Agreements also include Credit Support Annex provisions which require both the pledging and accepting of collateral in connection with its OTC-bilateral derivatives.

  The Company's OTC-cleared derivatives are effected through central clearing counterparties and its exchange-traded derivatives are effected through regulated exchanges. Such positions are marked to market and margined on a daily basis (both initial margin and variation margin), and the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives.

  See Note 10 for a description of the impact of credit risk on the valuation of derivatives.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


  The estimated fair values of the Company's net derivative assets and net derivative liabilities after the application of master netting agreements and collateral were as follows at:

                                                                   December 31, 2014    December 31, 2013
Derivatives Subject to a Master Netting Arrangement or a Similar  -------------------- --------------------
Arrangement                                                        Assets  Liabilities  Assets  Liabilities
----------------------------------------------------------------  -------- ----------- -------- -----------
                                                                                (In millions)
 Gross estimated fair value of derivatives:
  OTC-bilateral (1).............................................. $  3,554  $  1,767   $  3,905  $  3,476
  OTC-cleared (1)................................................       75        73         50        10
  Exchange-traded................................................       35        --         11        53
                                                                  --------  --------   --------  --------
    Total gross estimated fair value of derivatives (1)..........    3,664     1,840      3,966     3,539
 Amounts offset on the consolidated balance sheets...............       --        --         --        --
                                                                  --------  --------   --------  --------
 Estimated fair value of derivatives presented on the
   consolidated balance sheets (1)...............................    3,664     1,840      3,966     3,539
 Gross amounts not offset on the consolidated balance sheets:
 Gross estimated fair value of derivatives: (2)
  OTC-bilateral..................................................  (1,592)   (1,592)    (2,544)   (2,544)
  OTC-cleared....................................................     (54)      (54)        (8)       (8)
  Exchange-traded................................................       --        --        (5)       (5)
 Cash collateral: (3), (4)
  OTC-bilateral..................................................    (753)        --      (396)        --
  OTC-cleared....................................................     (21)      (18)       (40)       (2)
  Exchange-traded................................................       --        --         --      (44)
 Securities collateral: (5)
  OTC-bilateral..................................................  (1,152)     (175)      (934)     (833)
  OTC-cleared....................................................       --        --         --        --
  Exchange-traded................................................       --        --         --       (3)
                                                                  --------  --------   --------  --------
 Net amount after application of master netting agreements and
   collateral.................................................... $     92  $      1   $     39  $    100
                                                                  ========  ========   ========  ========

--------

(1)At December 31, 2014 and 2013, derivative assets include income or expense accruals reported in accrued investment income or in other liabilities of $88 million and $108 million, respectively, and derivative liabilities include income or expense accruals reported in accrued investment income or in other liabilities of $22 million and $16 million, respectively.

(2)Estimated fair value of derivatives is limited to the amount that is subject to set-off and includes income or expense accruals.

(3)Cash collateral received by the Company for OTC-bilateral and OTC-cleared derivatives is included in cash and cash equivalents, short-term investments or in fixed maturity securities, and the obligation to return it is included in payables for collateral under securities loaned and other transactions on the balance sheet. In certain instances, cash collateral pledged to the Company as initial margin for OTC-bilateral derivatives is

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)

   held in separate custodial accounts and is not recorded on the Company's balance sheet because the account title is in the name of the counterparty (but segregated for the benefit of the Company). The amount of this off-balance sheet collateral was $121 million and $0 at December 31, 2014 and 2013, respectively.

(4)The receivable for the return of cash collateral provided by the Company is inclusive of initial margin on exchange-traded and OTC-cleared derivatives and is included in premiums, reinsurance and other receivables on the balance sheet. The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements. At December 31, 2014 and 2013, the Company received excess cash collateral of $33 million (all of which is off-balance sheet cash collateral held in separate custodial accounts) and $54 million, respectively, and provided excess cash collateral of $30 million and $204 million, respectively, which is not included in the table above due to the foregoing limitation.

(5)Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the balance sheet. Subject to certain constraints, the Company is permitted by contract to sell or re-pledge this collateral, but at December 31, 2014 none of the collateral had been sold or re-pledged. Securities collateral pledged by the Company is reported in fixed maturity securities on the balance sheet. Subject to certain constraints, the counterparties are permitted by contract to sell or re-pledge this collateral. The amount of securities collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements and cash collateral. At December 31, 2014 and 2013, the Company received excess securities collateral with an estimated fair value of $122 million and $131 million, respectively, for its OTC-bilateral derivatives, which are not included in the table above due to the foregoing limitation. At December 31, 2014 and 2013, the Company provided excess securities collateral with an estimated fair value of $17 million and $1 million, respectively, for its OTC-bilateral derivatives, $37 million and $30 million, respectively, for its OTC-cleared derivatives and $165 million and $81 million, respectively, for its exchange-traded derivatives, which are not included in the table above due to the foregoing limitation.

  The Company's collateral arrangements for its OTC-bilateral derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the fair value of that counterparty's derivatives reaches a pre-determined threshold. Certain of these arrangements also include financial strength-contingent provisions that provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the financial strength ratings of the Company and/or the credit ratings of the counterparty. In addition, certain of the Company's netting agreements for derivatives contain provisions that require both the Company and the counterparty to maintain a specific investment grade financial strength or credit rating from each of Moody's and S&P. If a party's financial strength or credit ratings were to fall below that specific investment grade financial strength or credit rating, that party would be in violation of these provisions, and the other party to the derivatives could terminate the transactions and demand immediate settlement and payment based on such party's reasonable valuation of the derivatives.

  The following table presents the estimated fair value of the Company's OTC-bilateral derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The table also presents the incremental collateral that the Company would be required to provide if there was a one notch downgrade in the Company's financial strength rating at the reporting date or if the Company's financial strength rating sustained a downgrade to a level that

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)

triggered full overnight collateralization or termination of the derivative position at the reporting date. OTC-bilateral derivatives that are not subject to collateral agreements are excluded from this table.

                                               Estimated
                                             Fair Value of
                                          Collateral Provided Fair Value of Incremental Collateral Provided Upon
                                          ------------------- --------------------------------------------------
                                                                                    Downgrade in the Company's
                                                                                    Financial Strength Rating
                                                                  One Notch              to a Level that
                         Estimated                               Downgrade in        Triggers Full Overnight
                       Fair Value of                            the Company's          Collateralization or
                     Derivatives in Net     Fixed Maturity    Financial Strength          Termination of
                   Liability Position (1)     Securities            Rating           the Derivative Position
                   ---------------------- ------------------- ------------------    --------------------------
                                                        (In millions)
December 31, 2014          $          175      $          192      $          --            $               --
December 31, 2013          $          932      $          834      $          21            $               24

--------

(1)After taking into consideration the existence of netting agreements.

Embedded Derivatives

  The Company issues certain products or purchases certain investments that contain embedded derivatives that are required to be separated from their host contracts and accounted for as freestanding derivatives. These host contracts principally include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; affiliated ceded reinsurance of guaranteed minimum benefits related to GMWBs, GMABs and certain GMIBs; affiliated assumed reinsurance of guaranteed minimum benefits related to GMWBs and certain GMIBs; funds withheld on ceded reinsurance; fixed annuities with equity indexed returns; and certain debt and equity securities.

  The following table presents the estimated fair value and balance sheet location of the Company's embedded derivatives that have been separated from their host contracts at:

                                                                    December 31,
                                                                  -----------------
                                        Balance Sheet Location     2014     2013
                                       -------------------------- ------- ---------
                                                                    (In millions)
Net embedded derivatives within asset
  host contracts:
  Ceded guaranteed minimum benefits... Premiums, reinsurance and
                                       other receivables......... $   217 $     123
  Funds withheld on assumed
   reinsurance........................ Other invested assets.....      53        24
  Options embedded in debt or equity
   securities......................... Investments...............    (48)      (30)
                                                                  ------- ---------
   Net embedded derivatives within asset host contracts.......    $   222 $     117
                                                                  ======= =========
Net embedded derivatives within
  liability host contracts:
  Direct guaranteed minimum benefits.. PABs...................... $ (609) $ (1,369)
  Assumed guaranteed minimum benefits. PABs......................     827     1,188
  Funds withheld on ceded reinsurance. Other liabilities.........     382        34
  Other............................... PABs......................      17         6
                                                                  ------- ---------
   Net embedded derivatives within liability host contracts...    $   617 $   (141)
                                                                  ======= =========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


  The following table presents changes in estimated fair value related to embedded derivatives:

                                               Years Ended December 31,
                                           ---------------------------------
                                              2014        2013       2012
                                           ----------- ---------- ----------
                                                     (In millions)
    Net derivative gains (losses) (1) (2). $   (1,049) $    6,267 $      506
    Policyholder benefits and claims...... $        87 $    (139) $       71

--------

(1)The valuation of direct and assumed guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses), in connection with this adjustment, were $73 million, ($1.0) billion and ($1.7) billion for the years ended December 31, 2014, 2013 and 2012, respectively.

(2)See Note 7 for discussion of affiliated net derivative gains (losses) included in the table above.

Related Party Freestanding Derivative Transactions

  In November 2014, as part of the settlement of related party reinsurance transactions, the Company transferred derivatives to affiliates. The estimated fair value of freestanding derivative assets and liabilities transferred was $1.8 billion and $1.2 billion, respectively. See Note 7 for additional information regarding related party reinsurance transactions in connection with the Mergers.

10. Fair Value

  When developing estimated fair values, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

                 Level 1  Unadjusted quoted prices in active
                          markets for identical assets or
                          liabilities. The Company defines
                          active markets based on average
                          trading volume for equity securities.
                          The size of the bid/ask spread is
                          used as an indicator of market
                          activity for fixed maturity
                          securities.

                 Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

                 Level 3  Unobservable inputs that are
                          supported by little or no market
                          activity and are significant to the
                          determination of estimated fair value
                          of the assets or liabilities.
                          Unobservable inputs reflect the
                          reporting entity's own assumptions
                          about the assumptions that market
                          participants would use in pricing the
                          asset or liability.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


  Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

  Considerable judgment is often required in interpreting market data to develop estimates of fair value, and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)

Recurring Fair Value Measurements

  The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy, including those items for which the Company has elected the FVO, are presented below.

                                                                            December 31, 2014
                                                              ---------------------------------------------
                                                                  Fair Value Hierarchy
                                                              -----------------------------
                                                                                            Total Estimated
                                                               Level 1   Level 2   Level 3    Fair Value
                                                              --------- ---------- -------- ---------------
                                                                              (In millions)
Assets
Fixed maturity securities:
  U.S. corporate............................................. $      -- $   15,447 $  1,355      $   16,802
  U.S. Treasury and agency...................................    10,226      5,600       --          15,826
  RMBS.......................................................        --      5,365      716           6,081
  Foreign corporate..........................................        --      4,704      710           5,414
  State and political subdivision............................        --      2,592       --           2,592
  CMBS.......................................................        --      1,531      148           1,679
  ABS........................................................        --      1,381      181           1,562
  Foreign government.........................................        --        741       --             741
                                                              --------- ---------- --------      ----------
   Total fixed maturity securities...........................    10,226     37,361    3,110          50,697
                                                              --------- ---------- --------      ----------
Equity securities:
  Common stock...............................................       105         99       29             233
  Non-redeemable preferred stock.............................        --        155       71             226
                                                              --------- ---------- --------      ----------
   Total equity securities...................................       105        254      100             459
                                                              --------- ---------- --------      ----------
Short-term investments (1)...................................       253        812       71           1,136
Mortgage loans held by CSEs -- FVO...........................        --        280       --             280
Other invested assets:
  FVO securities.............................................        --         --       --              --
  Derivative assets: (2)
   Interest rate.............................................         1      2,363       45           2,409
   Foreign currency exchange rate............................        --        118       --             118
   Credit....................................................        --         28        1              29
   Equity market.............................................        34        770      216           1,020
                                                              --------- ---------- --------      ----------
     Total derivative assets.................................        35      3,279      262           3,576
                                                              --------- ---------- --------      ----------
      Total other invested assets............................        35      3,279      262           3,576
                                                              --------- ---------- --------      ----------
Net embedded derivatives within asset host contracts (3).....        --         --      270             270
Separate account assets (4)..................................       249    108,454      158         108,861
                                                              --------- ---------- --------      ----------
      Total assets........................................... $  10,868 $  150,440 $  3,971      $  165,279
                                                              ========= ========== ========      ==========
Liabilities
Derivative liabilities: (2)
  Interest rate.............................................. $      -- $      688 $     --      $      688
  Foreign currency exchange rate.............................        --         13       --              13
  Credit.....................................................        --          2       --               2
  Equity market..............................................        --        657      458           1,115
                                                              --------- ---------- --------      ----------
   Total derivative liabilities..............................        --      1,360      458           1,818
                                                              --------- ---------- --------      ----------
Net embedded derivatives within liability host contracts (3).        --         --      617             617
Long-term debt of CSEs -- FVO................................        --        139       --             139
                                                              --------- ---------- --------      ----------
      Total liabilities...................................... $      -- $    1,499 $  1,075      $    2,574
                                                              ========= ========== ========      ==========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


                                                                           December 31, 2013
                                                              --------------------------------------------
                                                                  Fair Value Hierarchy
                                                              ----------------------------
                                                                                           Total Estimated
                                                              Level 1   Level 2   Level 3    Fair Value
                                                              -------- ---------- -------- ---------------
                                                                          (In millions)
Assets
Fixed maturity securities:
  U.S. corporate............................................. $     -- $   16,568 $  1,270     $    17,838
  U.S. Treasury and agency...................................    4,872      3,979       --           8,851
  RMBS.......................................................       --      4,613      450           5,063
  Foreign corporate..........................................       --      8,500      779           9,279
  State and political subdivision............................       --      2,363       --           2,363
  CMBS.......................................................       --      1,904      129           2,033
  ABS........................................................       --      1,809      426           2,235
  Foreign government.........................................       --      1,162       --           1,162
                                                              -------- ---------- --------     -----------
    Total fixed maturity securities..........................    4,872     40,898    3,054          48,824
                                                              -------- ---------- --------     -----------
Equity securities:
  Common stock...............................................       86        110       31             227
  Non-redeemable preferred stock.............................       --        136      100             236
                                                              -------- ---------- --------     -----------
    Total equity securities..................................       86        246      131             463
                                                              -------- ---------- --------     -----------
Short-term investments (1)...................................    3,036      1,833       --           4,869
Mortgage loans held by CSEs -- FVO...........................       --      1,598       --           1,598
Other invested assets:
  FVO securities.............................................       --          9       --               9
  Derivative assets: (2)
    Interest rate............................................       10      2,202       23           2,235
    Foreign currency exchange rate...........................        1         80       --              81
    Credit...................................................       --         32        6              38
    Equity market............................................        1      1,223      280           1,504
                                                              -------- ---------- --------     -----------
     Total derivative assets.................................       12      3,537      309           3,858
                                                              -------- ---------- --------     -----------
       Total other invested assets...........................       12      3,546      309           3,867
                                                              -------- ---------- --------     -----------
Net embedded derivatives within asset host contracts (3).....       --         --      147             147
Separate account assets (4)..................................      259    109,402      153         109,814
                                                              -------- ---------- --------     -----------
       Total assets.......................................... $  8,265 $  157,523 $  3,794     $   169,582
                                                              ======== ========== ========     ===========
Liabilities
Derivative liabilities: (2)
  Interest rate.............................................. $      9 $    1,398 $     12     $     1,419
  Foreign currency exchange rate.............................        1        269       --             270
  Credit.....................................................       --          1       --               1
  Equity market..............................................       43      1,201      589           1,833
                                                              -------- ---------- --------     -----------
    Total derivative liabilities.............................       53      2,869      601           3,523
                                                              -------- ---------- --------     -----------
Net embedded derivatives within liability host contracts (3).       --         --    (141)           (141)
Long-term debt of CSEs -- FVO................................       --      1,461       --           1,461
                                                              -------- ---------- --------     -----------
       Total liabilities..................................... $     53 $    4,330 $    460     $     4,843
                                                              ======== ========== ========     ===========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)

--------

(1)Short-term investments as presented in the tables above differ from the amounts presented on the consolidated balance sheets because certain short-term investments are not measured at estimated fair value on a recurring basis.

(2)Derivative assets are presented within other invested assets on the consolidated balance sheets and derivative liabilities are presented within other liabilities on the consolidated balance sheets. The amounts are presented gross in the tables above to reflect the presentation on the consolidated balance sheets, but are presented net for purposes of the rollforward in the Fair Value Measurements Using Significant Unobservable Inputs (Level 3) tables.

(3)Net embedded derivatives within asset host contracts are presented primarily within premiums, reinsurance and other receivables on the consolidated balance sheets. Net embedded derivatives within liability host contracts are presented primarily within PABs and other liabilities on the consolidated balance sheets. At December 31, 2014 and 2013, equity securities also included embedded derivatives of ($48) million and ($30) million, respectively.

(4)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets.

  The following describes the valuation methodologies used to measure assets and liabilities at fair value. The description includes the valuation techniques and key inputs for each category of assets or liabilities that are classified within Level 2 and Level 3 of the fair value hierarchy.

 Investments

  Valuation Controls and Procedures

    On behalf of the Company and MetLife, Inc.'s Chief Investment Officer and Chief Financial Officer, a pricing and valuation committee that is independent of the trading and investing functions and comprised of senior management, provides oversight of control systems and valuation policies for securities, mortgage loans and derivatives. On a quarterly basis, this committee reviews and approves new transaction types and markets, ensures that observable market prices and market-based parameters are used for valuation, wherever possible, and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. This committee also provides oversight of the selection of independent third party pricing providers and the controls and procedures to evaluate third party pricing. Periodically, the Chief Accounting Officer reports to MetLife Insurance Company USA's Audit Committee regarding compliance with fair value accounting standards.

    The Company reviews its valuation methodologies on an ongoing basis and revises those methodologies when necessary based on changing market conditions. Assurance is gained on the overall reasonableness and consistent application of input assumptions, valuation methodologies and compliance with fair value accounting standards through controls designed to ensure valuations represent an exit price. Several controls are utilized, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)

  fair value estimates, comparing fair value estimates to management's knowledge of the current market, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. The Company ensures that prices received from independent brokers, also referred to herein as "consensus pricing," represent a reasonable estimate of fair value by considering such pricing relative to the Company's knowledge of the current market dynamics and current pricing for similar financial instruments. While independent non-binding broker quotations are utilized, they are not used for a significant portion of the portfolio. For example, fixed maturity securities priced using independent non-binding broker quotations represent 1% of the total estimated fair value of fixed maturity securities and 16% of the total estimated fair value of Level 3 fixed maturity securities.

    The Company also applies a formal process to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained, or an internally developed valuation is prepared. Internally developed valuations of current estimated fair value, which reflect internal estimates of liquidity and nonperformance risks, compared with pricing received from the independent pricing services, did not produce material differences in the estimated fair values for the majority of the portfolio; accordingly, overrides were not material. This is, in part, because internal estimates of liquidity and nonperformance risks are generally based on available market evidence and estimates used by other market participants. In the absence of such market-based evidence, management's best estimate is used.

  Securities, Short-term Investments and Long-term Debt of CSEs -- FVO

    When available, the estimated fair value of these financial instruments is based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management's judgment.

    When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, giving priority to observable inputs. The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. When observable inputs are not available, the market standard valuation methodologies rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs can be based in large part on management's judgment or estimation and cannot be supported by reference to market activity. Even though these inputs are unobservable, management believes they are consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

    The estimated fair value of long-term debt of CSEs -- FVO is determined on a basis consistent with the methodologies described herein for securities.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


    The valuation of most instruments listed below are determined using independent pricing sources, matrix pricing, discounted cash flow methodologies or other similar techniques that use either observable market inputs or unobservable inputs.

Instrument                            Level 2                                                         Level 3
                                  Observable Inputs                                              Unobservable Inputs
------------------------------------------------------------------------------------------------------------------------------------
Fixed Maturity Securities
------------------------------------------------------------------------------------------------------------------------------------
 U.S. corporate and foreign corporate securities
------------------------------------------------------------------------------------------------------------------------------------
            Valuation Techniques: Principally the market and income        Valuation Techniques: Principally the market
             approaches.                                                    approach.
            Key Inputs:                                                    Key Inputs:
            . quoted prices in markets that are not active                 . illiquidity premium
            . benchmark yields                                             . delta spread adjustments to reflect specific
            . spreads off benchmark yields                                   credit-related issues
            . new issuances                                                . credit spreads
            . issuer rating                                                . quoted prices in markets that are not active for
            . duration                                                       identical or similar securities that are less liquid
            . trades of identical or comparable securities                   and based on lower levels of trading activity than
            . Privately-placed securities are valued using the               securities classified in Level 2
              additional key inputs:                                       . independent non-binding broker quotations
             . market yield curve
             . call provisions
             . observable prices and spreads for similar publicly
               traded or privately traded securities that incorporate
               the credit quality and industry sector of the issuer
             . delta spread adjustments to reflect specific credit-
               related issues

------------------------------------------------------------------------------------------------------------------------------------
 Foreign government, U.S. Treasury and agency and state and political subdivision securities
------------------------------------------------------------------------------------------------------------------------------------
            Valuation Techniques: Principally the market approach.         Valuation Techniques: Principally the market approach.
            Key Inputs:                                                    Key Inputs:
            . quoted prices in markets that are not active                 . independent non-binding broker quotations
            . benchmark U.S. Treasury yield or other yields                . quoted prices in markets that are not active for
            . the spread off the U.S. Treasury yield curve for the           identical or similar securities that are less
              identical security                                             liquid land based on ower levels of trading activity
            . issuer ratings and issuer spreads                              cthan securities lassified in Level 2
            . broker-dealer quotes                                         . credit spreads
            . comparable securities that are actively traded
            . reported trades of similar securities, including those that are actively traded, and those within the same sub-
              sector or with a similar maturity or credit rating
------------------------------------------------------------------------------------------------------------------------------------
 Structured securities comprised of RMBS, CMBS and ABS
------------------------------------------------------------------------------------------------------------------------------------
            Valuation Techniques: Principally the market and income        Valuation Techniques: Principally the market and income
             approaches.                                                    approaches.
            Key Inputs:                                                    Key Inputs:
            . quoted prices in markets that are not active                 . credit spreads
            . spreads for actively traded securities                       . quoted prices in markets that are not active for
            . spreads off benchmark yields                                   identical or similar securities that are less liquid
            . expected prepayment speeds and volumes                         and based on lower levels of trading activity than
            . current and forecasted loss severity                           securities classified in Level 2
            . ratings                                                      . independent non-binding broker quotations
            . weighted average coupon and weighted average maturity
            . average delinquency rates
            . geographic region
            . debt-service coverage ratios
            . issuance-specific information, including, but not
              limited to:
             . collateral type
             . payment terms of the underlying assets
             . payment priority within the tranche
             . structure of the security
             . deal performance
             . vintage of loans

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


Instrument                           Level 2                                                        Level 3
------------------------------------------------------------------------------------------------------------------------------------
Equity Securities
------------------------------------------------------------------------------------------------------------------------------------
 Common and non-redeemable preferred stock
------------------------------------------------------------------------------------------------------------------------------------
            Valuation Techniques: Principally the market                Valuation Techniques: Principally the market and income
             approach.                                                   approaches.
            Key Input:                                                  Key Inputs:
            . quoted prices in markets that are not considered active   . credit ratings
                                                                        . issuance structures
                                                                        . quoted prices in markets that are not active for
                                                                          identical or similar securities that are less liquid and
                                                                          based on lower levels of trading activity than
                                                                          securities classified in Level 2
                                                                        . independent non-binding broker quotations
------------------------------------------------------------------------------------------------------------------------------------
FVO securities and Short-term investments
------------------------------------------------------------------------------------------------------------------------------------
            . FVO securities and short-term investments are of a        . Short-term investments are of a similar nature and class
              similar nature and class to the fixed maturity and          to the fixed maturity and equity securities described
              equity securities described above; accordingly, the         above; accordingly, the valuation techniques and
              valuation techniques and observable inputs used in          unobservable inputs used in their valuation are also
              their valuation are also similar to those described         similar to those described above.
              above.
------------------------------------------------------------------------------------------------------------------------------------
Mortgage loans held by CSEs -- FVO
------------------------------------------------------------------------------------------------------------------------------------
            Valuation Techniques: Principally the market approach.      N/A
            Key Input:
            . quoted securitization market price of the obligations of the CSEs determined principally by independent
              pricing services using observable inputs
------------------------------------------------------------------------------------------------------------------------------------
Separate Account Assets (1)
------------------------------------------------------------------------------------------------------------------------------------
 Mutual funds without readily determinable fair values as prices are not published publicly
------------------------------------------------------------------------------------------------------------------------------------
            Key Input:
            . quoted prices or reported NAV provided by the fund
              managers                                                  N/A
------------------------------------------------------------------------------------------------------------------------------------
 Other limited partnership interests
------------------------------------------------------------------------------------------------------------------------------------
            N/A                                                         Valuation Techniques: Valued giving consideration to the
                                                                         underlying holdings of the partnerships and by applying a
                                                                         premium or discount, if appropriate.
                                                                        Key Inputs:
                                                                        . liquidity
                                                                        . bid/ask spreads
                                                                        . the performance record of the fund manager
                                                                        . other relevant variables that may impact the exit value
                                                                          of the particular partnership interest

--------

(1)Estimated fair value equals carrying value, based on the value of the underlying assets, including: mutual fund interests, fixed maturity securities, equity securities, derivatives, other limited partnership interests, short-term investments and cash and cash equivalents. Fixed maturity securities, equity securities, derivatives, short-term investments and cash and cash equivalents are similar in nature to the instruments described under "-- Securities, Short-term Investments and Long-term Debt of CSEs -- FVO" and "-- Derivatives -- Freestanding Derivatives Valuation Techniques and Key Inputs."

 Derivatives

  The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives, or through the use of pricing models for OTC-bilateral and OTC-cleared derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)

valuation methodologies and inputs that management believes are consistent with what other market participants would use when pricing such instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk, nonperformance risk, volatility, liquidity and changes in estimates and assumptions used in the pricing models. The valuation controls and procedures for derivatives are described in "-- Investments."

  The significant inputs to the pricing models for most OTC-bilateral and OTC-cleared derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Certain OTC-bilateral and OTC-cleared derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

  Most inputs for OTC-bilateral and OTC-cleared derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

  The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral and OTC-cleared derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its OTC-bilateral and OTC-cleared derivatives using standard swap curves which may include a spread to the risk-free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

  Freestanding Derivatives Valuation Techniques and Key Inputs:

  Level 2

    This level includes all types of derivatives utilized by the Company with the exception of exchange-traded derivatives included within Level 1 and those derivatives with unobservable inputs as described in Level 3.

  Level 3

    These valuation methodologies generally use the same inputs as described in the corresponding sections for Level 2 measurements of derivatives. However, these derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


  Freestanding derivatives are principally valued using the income approach. Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models. Key inputs are as follows:

                                                                  Foreign Currency
             Instrument                    Interest Rate           Exchange Rate               Credit
---------------------------------------------------------------------------------------------------------------
Inputs common to Level 2 and Level 3   . swap yield curve      . swap yield curve      . swap yield curve
 by instrument type                    . basis curves          . basis curves          . credit curves
                                       . interest rate         . currency spot rates   . recovery rates
                                          volatility (1)       . cross currency basis
                                                                  curves
---------------------------------------------------------------------------------------------------------------
Level 3                                . swap yield curve (2)  N/A                     . swap yield curve (2)
                                       . basis curves (2)                              . credit curves (2)
                                                                                       . credit spreads
                                                                                       . repurchase rates
                                                                                       . independent non-
                                                                                          binding broker
                                                                                          quotations

             Instrument                       Equity market
-------------------------------------------------------------------
Inputs common to Level 2 and Level 3   . swap yield curve
 by instrument type                    . spot equity index
                                          levels
                                       . dividend yield curves
                                       . equity volatility
-------------------------------------------------------------------
Level 3                                . dividend yield curves (2)
                                       . equity volatility (2)
                                       . correlation between
                                          model inputs (1)



--------

(1)Option-based only.

(2)Extrapolation beyond the observable limits of the curve(s).

 Embedded Derivatives

   Embedded derivatives principally include certain direct, assumed and ceded variable annuity guarantees and embedded derivatives related to funds withheld on ceded reinsurance and within certain annuity contracts. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

   The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and certain GMIBs contain embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within PABs on the consolidated balance sheets.

   The Company's actuarial department calculates the fair value of these embedded derivatives, which are estimated as the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations concerning policyholder behavior. The calculation is based on in-force business, and is performed using standard actuarial valuation software which projects future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk-free rates.

   Capital market assumptions, such as risk-free rates and implied volatilities, are based on market prices for publicly traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities. Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


   The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for MetLife, Inc.'s debt, including related credit default swaps. These observable spreads are then adjusted, as necessary, to reflect the priority of these liabilities and the claims paying ability of the issuing insurance subsidiaries compared to MetLife, Inc.

   Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in nonperformance risk; and variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs, may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

   The Company assumed, from an affiliated insurance company, the risk associated with certain GMIBs. These embedded derivatives are included in other policy-related balances on the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on these assumed risks is determined using a methodology consistent with that described previously for the guarantees directly written by the Company.

   The Company ceded, to an affiliated reinsurance company, the risk associated with certain of the GMIBs, GMABs and GMWBs described above that are also accounted for as embedded derivatives. In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also cedes, to the same affiliated reinsurance company, certain directly written GMIBs that are accounted for as insurance (i.e., not as embedded derivatives), but where the reinsurance agreement contains an embedded derivative. These embedded derivatives are included within premiums, reinsurance and other receivables on the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with that described previously for the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

   The estimated fair value of the embedded derivatives within funds withheld related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as previously described in "-- Investments -- Securities, Short-term Investments and Long-term Debt of CSEs." The estimated fair value of these embedded derivatives is included, along with their funds withheld hosts, in other liabilities on the consolidated balance sheets with changes in estimated fair value recorded in net derivative gains (losses). Changes in the credit spreads on the underlying assets, interest rates and market volatility may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


   The Company issues certain annuity contracts which allow the policyholder to participate in returns from equity indices. These equity indexed features are embedded derivatives which are measured at estimated fair value separately from the host fixed annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within PABs on the consolidated balance sheets.

   The estimated fair value of the embedded equity indexed derivatives, based on the present value of future equity returns to the policyholder using actuarial and present value assumptions including expectations concerning policyholder behavior, is calculated by the Company's actuarial department. The calculation is based on in-force business and uses standard capital market techniques, such as Black-Scholes, to calculate the value of the portion of the embedded derivative for which the terms are set. The portion of the embedded derivative covering the period beyond where terms are set is calculated as the present value of amounts expected to be spent to provide equity indexed returns in those periods. The valuation of these embedded derivatives also includes the establishment of a risk margin, as well as changes in nonperformance risk.

  Embedded Derivatives Within Asset and Liability Host Contracts

  Level 3 Valuation Techniques and Key Inputs:

   Direct and assumed guaranteed minimum benefits

     These embedded derivatives are principally valued using the income approach. Valuations are based on option pricing techniques, which utilize significant inputs that may include swap yield curve, currency exchange rates and implied volatilities. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the extrapolation beyond observable limits of the swap yield curve and implied volatilities, actuarial assumptions for policyholder behavior and mortality and the potential variability in policyholder behavior and mortality, nonperformance risk and cost of capital for purposes of calculating the risk margin.

   Reinsurance ceded on certain guaranteed minimum benefits

     These embedded derivatives are principally valued using the income approach. The valuation techniques and significant market standard unobservable inputs used in their valuation are similar to those described above in "-- Direct and assumed guaranteed minimum benefits" and also include counterparty credit spreads.

 Transfers between Levels

   Overall, transfers between levels occur when there are changes in the observability of inputs and market activity. Transfers into or out of any level are assumed to occur at the beginning of the period.

  Transfers between Levels 1 and 2:

   For assets and liabilities measured at estimated fair value and still held at December 31, 2014 and 2013, transfers between Levels 1 and 2 were not significant.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


  Transfers into or out of Level 3:

    Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

    Transfers into Level 3 for fixed maturity securities were due primarily to a lack of trading activity, decreased liquidity and credit ratings downgrades (e.g., from investment grade to below investment grade) which have resulted in decreased transparency of valuations and an increased use of independent non-binding broker quotations and unobservable inputs, such as illiquidity premiums, delta spread adjustments, or credit spreads.

    Transfers out of Level 3 for fixed maturity securities resulted primarily from increased transparency of both new issuances that, subsequent to issuance and establishment of trading activity, became priced by independent pricing services and existing issuances that, over time, the Company was able to obtain pricing from, or corroborate pricing received from, independent pricing services with observable inputs (such as observable spreads used in pricing securities) or increases in market activity and upgraded credit ratings.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


  Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

  The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:


                                                                                            December 31, 2014
                                                                                       ---------------------------
                                        Valuation                 Significant                             Weighted
                                        Techniques            Unobservable Inputs           Range        Average (1)
                               ----------------------------- -----------------------   ---------------   -----------
Fixed maturity securities (3)
 U.S. corporate and foreign                                   Delta spread                (35) -     240      51
  corporate...................  Matrix pricing                   adjustments (4)
                                Market pricing                Quoted prices (5)            --  -     750     418
                                Consensus pricing             Offered quotes (5)           78  -     103      86
                               --------------------------------------------------------------------------------------
 RMBS.........................  Consensus pricing             Offered quotes (5)            1  -     117      93
                               --------------------------------------------------------------------------------------
 ABS..........................  Market pricing                Quoted prices (5)            97  -     108     101
                                Consensus pricing             Offered quotes (5)           62  -     106      99
                               --------------------------------------------------------------------------------------
Derivatives
 Interest rate................  Present value                 Swap yield (7)              278  -     297
                                   techniques
                               --------------------------------------------------------------------------------------
 Credit.......................  Present value                 Credit spreads (8)           99  -      99
                                   techniques
                                Consensus pricing             Offered quotes (9)
                               --------------------------------------------------------------------------------------
 Equity market................  Present value                 Volatility (10)             15%  -     27%
                                   techniques or option
                                   pricing models
                                                              Correlation (12)            70%  -     70%
                               --------------------------------------------------------------------------------------
Embedded derivatives
 Direct and ceded guaranteed    Option pricing techniques     Mortality rates:
  minimum benefits............
                                                                 Ages 0 - 40               0%  -   0.10%
                                                                 Ages 41 - 60           0.04%  -   0.65%
                                                                 Ages 61 - 115          0.26%  -    100%
                                                              Lapse rates:
                                                                 Durations 1 - 10       0.50%  -    100%
                                                                 Durations 11 - 20         3%  -    100%
                                                                 Durations 21 - 116        3%  -    100%
                                                              Utilization rates           20%  -     50%
                                                              Withdrawal rates          0.07%  -     10%
                                                              Long-term equity         17.40%  -     25%
                                                                 volatilities
                                                              Nonperformance            0.03%  -   1.39%
                                                                 risk spread
                               --------------------------------------------------------------------------------------

                                                                                            December 31, 2013
                                                                                       ---------------------------
                                        Valuation                 Significant                             Weighted
                                        Techniques            Unobservable Inputs           Range        Average (1)
                               ----------------------------- -----------------------   ---------------   -----------
Fixed maturity securities (3)
 U.S. corporate and foreign                                   Delta spread                (10) -     240      49
  corporate...................  Matrix pricing                   adjustments (4)
                                Market pricing                Quoted prices (5)            14  -     122      99
                                Consensus pricing             Offered quotes (5)           33  -     103      87
                               --------------------------------------------------------------------------------------
 RMBS.........................  Consensus pricing             Offered quotes (5)           78  -     100      95
                               --------------------------------------------------------------------------------------
 ABS..........................  Market pricing                Quoted prices (5)            --  -     104     101
                                Consensus pricing             Offered quotes (5)           58  -     106      98
                               --------------------------------------------------------------------------------------
Derivatives
 Interest rate................  Present value                 Swap yield (7)              248  -     450
                                   techniques
                               --------------------------------------------------------------------------------------
 Credit.......................  Present value                 Credit spreads (8)           98  -     100
                                   techniques
                                Consensus pricing             Offered quotes (9)
                               --------------------------------------------------------------------------------------
 Equity market................  Present value                 Volatility (10)             13%  -     28%
                                   techniques or option
                                   pricing models
                                                              Correlation (12)            60%  -     60%
                               --------------------------------------------------------------------------------------
Embedded derivatives
 Direct and ceded guaranteed    Option pricing techniques     Mortality rates:
  minimum benefits............
                                                                 Ages 0 - 40               0%  -   0.10%
                                                                 Ages 41 - 60           0.04%  -   0.65%
                                                                 Ages 61 - 115          0.26%  -    100%
                                                              Lapse rates:
                                                                 Durations 1 - 10       0.50%  -    100%
                                                                 Durations 11 - 20         3%  -    100%
                                                                 Durations 21 - 116        3%  -    100%
                                                              Utilization rates           20%  -     50%
                                                              Withdrawal rates          0.07%  -     10%
                                                              Long-term equity         17.40%  -     25%
                                                                 volatilities
                                                              Nonperformance            0.03%  -   1.32%
                                                                 risk spread
                               --------------------------------------------------------------------------------------

                                                                                         Impact of
                                                                                        Increase in
                                                                                         Input on
                                        Valuation                 Significant            Estimated
                                        Techniques            Unobservable Inputs      Fair Value (2)
                               ----------------------------- -----------------------   --------------
Fixed maturity securities (3)
 U.S. corporate and foreign                                   Delta spread               Decrease
  corporate...................  Matrix pricing                   adjustments (4)
                                Market pricing                Quoted prices (5)          Increase
                                Consensus pricing             Offered quotes (5)         Increase
                               -----------------------------------------------------------------------
 RMBS.........................  Consensus pricing             Offered quotes (5)       Increase (6)
                               -----------------------------------------------------------------------
 ABS..........................  Market pricing                Quoted prices (5)        Increase (6)
                                Consensus pricing             Offered quotes (5)       Increase (6)
                               -----------------------------------------------------------------------
Derivatives
 Interest rate................  Present value                 Swap yield (7)           Increase (11)
                                   techniques
                               -----------------------------------------------------------------------
 Credit.......................  Present value                 Credit spreads (8)       Decrease (8)
                                   techniques
                                Consensus pricing             Offered quotes (9)
                               -----------------------------------------------------------------------
 Equity market................  Present value                 Volatility (10)          Increase (11)
                                   techniques or option
                                   pricing models
                                                              Correlation (12)
                               -----------------------------------------------------------------------
Embedded derivatives
 Direct and ceded guaranteed    Option pricing techniques     Mortality rates:
  minimum benefits............
                                                                 Ages 0 - 40           Decrease (13)
                                                                 Ages 41 - 60          Decrease (13)
                                                                 Ages 61 - 115         Decrease (13)
                                                              Lapse rates:
                                                                 Durations 1 - 10      Decrease (14)
                                                                 Durations 11 - 20     Decrease (14)
                                                                 Durations 21 - 116    Decrease (14)
                                                              Utilization rates        Increase (15)
                                                              Withdrawal rates                 (16)
                                                              Long-term equity         Increase (17)
                                                                 volatilities
                                                              Nonperformance           Decrease (18)
                                                                 risk spread
                               -----------------------------------------------------------------------

--------

(1)The weighted average for fixed maturity securities is determined based on the estimated fair value of the securities.

(2)The impact of a decrease in input would have the opposite impact on the estimated fair value. For embedded derivatives, changes to direct guaranteed minimum benefits are based on liability positions and changes to ceded guaranteed minimum benefits are based on asset positions.

(3)Significant increases (decreases) in expected default rates in isolation would result in substantially lower (higher) valuations.

(4)Range and weighted average are presented in basis points.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


(5)Range and weighted average are presented in accordance with the market convention for fixed maturity securities of dollars per hundred dollars of par.

(6)Changes in the assumptions used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumptions used for prepayment rates.

(7)Ranges represent the rates across different yield curves and are presented in basis points. The swap yield curve is utilized among different types of derivatives to project cash flows, as well as to discount future cash flows to present value. Since this valuation methodology uses a range of inputs across a yield curve to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

(8)Represents the risk quoted in basis points of a credit default event on the underlying instrument. Credit derivatives with significant unobservable inputs are primarily comprised of written credit default swaps.

(9)At both December 31, 2014 and 2013, independent non-binding broker quotations were used in the determination of less than 1% of the total net derivative estimated fair value.

(10)Ranges represent the underlying equity volatility quoted in percentage points. Since this valuation methodology uses a range of inputs across multiple volatility surfaces to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

(11)Changes are based on long U.S. dollar net asset positions and will be inversely impacted for short U.S. dollar net asset positions.

(12)Ranges represent the different correlation factors utilized as components within the valuation methodology. Presenting a range of correlation factors is more representative of the unobservable input used in the valuation. Increases (decreases) in correlation in isolation will increase (decrease) the significance of the change in valuations.

(13)Mortality rates vary by age and by demographic characteristics such as gender. Mortality rate assumptions are based on company experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(14)Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, as well as other factors, such as the applicability of any surrender charges. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower in periods when a surrender charge applies. For any given contract, lapse rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(15)The utilization rate assumption estimates the percentage of contract holders with a GMIB or lifetime withdrawal benefit who will elect to utilize the benefit upon becoming eligible. The rates may vary by the

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)

   type of guarantee, the amount by which the guaranteed amount is greater than the account value, the contract's withdrawal history and by the age of the policyholder. For any given contract, utilization rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(16)The withdrawal rate represents the percentage of account balance that any given policyholder will elect to withdraw from the contract each year. The withdrawal rate assumption varies by age and duration of the contract, and also by other factors such as benefit type. For any given contract, withdrawal rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. For GMWBs, any increase (decrease) in withdrawal rates results in an increase (decrease) in the estimated fair value of the guarantees. For GMABs and GMIBs, any increase (decrease) in withdrawal rates results in a decrease (increase) in the estimated fair value.

(17)Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. For any given contract, long-term equity volatility rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(18)Nonperformance risk spread varies by duration and by currency. For any given contract, multiple nonperformance risk spreads will apply, depending on the duration of the cash flow being discounted for purposes of valuing the embedded derivative.

  The following is a summary of the valuation techniques and significant unobservable inputs used in the fair value measurement of assets and liabilities classified within Level 3 that are not included in the preceding table. Generally, all other classes of securities classified within Level 3, including those within separate account assets and embedded derivatives within funds withheld related to certain ceded reinsurance, use the same valuation techniques and significant unobservable inputs as previously described for Level 3 securities. This includes matrix pricing and discounted cash flow methodologies, inputs such as quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2, as well as independent non-binding broker quotations. The sensitivity of the estimated fair value to changes in the significant unobservable inputs for these other assets and liabilities is similar in nature to that described in the preceding table. The valuation techniques and significant unobservable inputs used in the fair value measurement for the more significant assets measured at estimated fair value on a nonrecurring basis and determined using significant unobservable inputs (Level 3) are summarized in "-- Nonrecurring Fair Value Measurements."

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


  The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3):

                                          Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                          ---------------------------------------------------------------------
                                                                Fixed Maturity Securities
                                          ---------------------------------------------------------------------
                                                                          State and
                                            U.S.                Foreign   Political                     Foreign
                                          Corporate     RMBS   Corporate Subdivision   CMBS     ABS    Government
                                          ---------   -------- --------- ----------- -------- -------- ----------
                                                                      (In millions)
Year Ended December 31, 2014
Balance at January 1,.................... $  1,270    $    450 $    779    $    --   $    129 $    426  $     --
Total realized/unrealized gains (losses)
 included in:
  Net income (loss): (1), (2)
   Net investment income.................        7           6        1         --         --       --        --
   Net investment gains (losses).........      (2)           3      (3)         --         --        1        --
   Net derivative gains (losses).........       --          --       --         --         --       --        --
   Policyholder benefits and claims......       --          --       --         --         --       --        --
  OCI....................................       87          13     (13)         --         --      (1)        --
Purchases (3)............................      125         351       53         --         45      105        --
Sales (3)................................    (143)        (89)     (51)         --       (26)    (162)        --
Issuances (3)............................       --          --       --         --         --       --        --
Settlements (3)..........................       --          --       --         --         --       --        --
Transfers into Level 3 (4)...............      158           1        5         --         17        7        --
Transfers out of Level 3 (4).............    (147)        (19)     (61)         --       (17)    (195)        --
                                          --------    -------- --------    -------   -------- --------  --------
Balance at December 31,.................. $  1,355    $    716 $    710    $    --   $    148 $    181  $     --
                                          ========    ======== ========    =======   ======== ========  ========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
  Net investment income.................. $      6    $      6 $     --    $    --   $     -- $     --  $     --
  Net investment gains (losses).......... $    (1)    $     -- $    (2)    $    --   $     -- $     --  $     --
  Net derivative gains (losses).......... $     --    $     -- $     --    $    --   $     -- $     --  $     --
  Policyholder benefits and claims....... $     --    $     -- $     --    $    --   $     -- $     --  $     --

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


                                                Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                          ------------------------------------------------------------------------------------
                                          Equity Securities                 Net Derivatives (6)
                                          ------------------             --------------------------
                                                     Non-
                                                  redeemable                                              Net        Separate
                                          Common  Preferred  Short-term  Interest          Equity      Embedded      Account
                                          Stock     Stock    Investments   Rate   Credit   Market   Derivatives (7) Assets (8)
                                          ------- ---------- ----------- -------- ------ ---------- --------------- ----------
                                                                             (In millions)
Year Ended December 31, 2014
Balance at January 1,.................... $    31  $   100     $    --   $    11  $    6 $    (309)   $      288     $    153
Total realized/unrealized gains (losses)
 included in:
  Net income (loss): (1), (2)
   Net investment income.................      --       --          --        --      --         --           --           --
   Net investment gains (losses).........     (3)        1          --        --      --         --           --          (1)
   Net derivative gains (losses).........      --       --          --        15     (5)       (18)      (1,044)           --
   Policyholder benefits and claims......      --       --          --        --      --          4           87           --
  OCI....................................       6        1          --        55      --          2          107           --
Purchases (3)............................      --       --          71        --      --          4           --           12
Sales (3)................................     (5)     (19)          --        --      --         --           --          (9)
Issuances (3)............................      --       --          --        --      --         --           --           --
Settlements (3)..........................      --       --          --      (36)      --         75          215           --
Transfers into Level 3 (4)...............      --        6          --        --      --         --           --            3
Transfers out of Level 3 (4).............      --     (18)          --        --      --         --           --           --
                                          -------  -------     -------   -------  ------ ----------   ----------     --------
Balance at December 31,.................. $    29  $    71     $    71   $    45  $    1 $    (242)   $    (347)     $    158
                                          =======  =======     =======   =======  ====== ==========   ==========     ========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
  Net investment income.................. $    --  $    --     $    --   $    --  $   -- $       --   $       --     $     --
  Net investment gains (losses).......... $    --  $   (1)     $    --   $    --  $   -- $       --   $       --     $     --
  Net derivative gains (losses).......... $    --  $    --     $    --   $    --  $  (1) $     (10)   $  (1,069)     $     --
  Policyholder benefits and claims....... $    --  $    --     $    --   $    --  $   -- $        4   $       87     $     --

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


                                          Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                          ---------------------------------------------------------------------
                                                                Fixed Maturity Securities
                                          ---------------------------------------------------------------------
                                                                          State and
                                            U.S.                Foreign   Political                     Foreign
                                          Corporate     RMBS   Corporate Subdivision   CMBS     ABS    Government
                                          ---------   -------- --------- ----------- -------- -------- ----------
                                                                      (In millions)
Year Ended December 31, 2013
Balance at January 1,.................... $  1,504    $    292 $    914    $    25   $    181 $    347 $       2
Total realized/unrealized gains (losses)
 included in:
  Net income (loss): (1), (2)
   Net investment income.................        7           1        1         --         --        1        --
   Net investment gains (losses).........       --          --      (7)         --         --        2        --
   Net derivative gains (losses).........       --          --       --         --         --       --        --
   Policyholder benefits and claims......       --          --       --         --         --       --        --
  OCI....................................     (40)          13      (3)         --          1      (5)        --
Purchases (3)............................      154         183       63         --         55      191        --
Sales (3)................................    (262)        (50)    (140)        (2)       (71)     (53)       (2)
Issuances (3)............................       --          --       --         --         --       --        --
Settlements (3)..........................       --          --       --         --         --       --        --
Transfers into Level 3 (4)...............      222          15       28         --         --       --        --
Transfers out of Level 3 (4).............    (315)         (4)     (77)       (23)       (37)     (57)        --
                                          --------    -------- --------    -------   -------- -------- ---------
Balance at December 31,.................. $  1,270    $    450 $    779    $    --   $    129 $    426 $      --
                                          ========    ======== ========    =======   ======== ======== =========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
  Net investment income.................. $      7    $      1 $     --    $    --   $     -- $     -- $      --
  Net investment gains (losses).......... $      1    $     -- $    (3)    $    --   $     -- $     -- $      --
  Net derivative gains (losses).......... $     --    $     -- $     --    $    --   $     -- $     -- $      --
  Policyholder benefits and claims....... $     --    $     -- $     --    $    --   $     -- $     -- $      --

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


                                               Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                          ----------------------------------------------------------------------------------
                                          Equity Securities                Net Derivatives (6)
                                          ------------------             ------------------------
                                                     Non-
                                                  redeemable                                            Net        Separate
                                          Common  Preferred  Short-term  Interest         Equity     Embedded      Account
                                          Stock     Stock    Investments   Rate   Credit  Market  Derivatives (7) Assets (8)
                                          ------- ---------- ----------- -------- ------ -------- --------------- ----------
                                                                            (In millions)
Year Ended December 31, 2013
Balance at January 1,.................... $    26  $    110   $     18   $   119  $   10 $    134   $   (5,309)    $    141
Total realized/unrealized gains (losses)
 included in:............................
  Net income (loss): (1), (2)
   Net investment income.................      --        --         --        --      --       --            --          --
   Net investment gains (losses).........       8        --         --        --      --       --            --           6
   Net derivative gains (losses).........      --        --         --      (16)     (4)    (465)         6,448          --
   Policyholder benefits and claims......      --        --         --        --      --       19         (139)          --
  OCI....................................       7        14         --      (58)      --       --           292          --
Purchases (3)............................       2         3         --        --      --        7            --           9
Sales (3)................................    (12)      (27)       (18)        --      --       --            --         (6)
Issuances (3)............................      --        --         --        --      --       --            --          --
Settlements (3)..........................      --        --         --      (19)      --      (4)       (1,004)          --
Transfers into Level 3 (4)...............      --        --         --        --      --       --            --           3
Transfers out of Level 3 (4).............      --        --         --      (15)      --       --            --          --
                                          -------  --------   --------   -------  ------ --------   -----------    --------
Balance at December 31,.................. $    31  $    100   $     --   $    11  $    6 $  (309)   $       288    $    153
                                          =======  ========   ========   =======  ====== ========   ===========    ========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
  Net investment income.................. $    --  $     --   $     --   $    --  $   -- $     --   $        --    $     --
  Net investment gains (losses).......... $   (2)  $    (3)   $     --   $    --  $   -- $     --   $        --    $     --
  Net derivative gains (losses).......... $    --  $     --   $     --   $   (8)  $  (4) $  (450)   $     6,409    $     --
  Policyholder benefits and claims....... $    --  $     --   $     --   $    --  $   -- $     19   $     (139)    $     --

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


                                          Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                          ----------------------------------------------------------------------
                                                                Fixed Maturity Securities
                                          ----------------------------------------------------------------------
                                                                         State and
                                            U.S.               Foreign   Political                     Foreign
                                          Corporate    RMBS   Corporate Subdivision   CMBS     ABS    Government
                                          ---------  -------- --------- ----------- -------- -------- -----------
                                                                      (In millions)
Year Ended December 31, 2012
Balance at January 1,.................... $  1,464   $    250 $    588   $      23  $    189 $    226 $         2
Total realized/unrealized gains (losses)
 included in:
  Net income (loss): (1), (2)
   Net investment income.................        7         --       --          --        --       --          --
   Net investment gains (losses).........       --        (4)     (24)          --       (2)       --          --
   Net derivative gains (losses).........       --         --       --          --        --       --          --
   Policyholder benefits and claims......       --         --       --          --        --       --          --
  OCI....................................       67         42       46           3         6        8          --
Purchases (3)............................      263         61      305          --        37      153          --
Sales (3)................................    (185)       (63)     (55)         (1)      (71)     (22)          --
Issuances (3)............................       --         --       --          --        --       --          --
Settlements (3)..........................       --         --       --          --        --       --          --
Transfers into Level 3 (4)...............       87          6       68          --        39       --          --
Transfers out of Level 3 (4).............    (199)         --     (14)          --      (17)     (18)          --
                                          --------   -------- --------   ---------  -------- -------- -----------
Balance at December 31,.................. $  1,504   $    292 $    914   $      25  $    181 $    347 $         2
                                          ========   ======== ========   =========  ======== ======== ===========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
  Net investment income.................. $      7   $     -- $      1   $      --  $     -- $     -- $        --
  Net investment gains (losses).......... $     --   $    (2) $   (16)   $      --  $     -- $     -- $        --
  Net derivative gains (losses).......... $     --   $     -- $     --   $      --  $     -- $     -- $        --
  Policyholder benefits and claims....... $     --   $     -- $     --   $      --  $     -- $     -- $        --

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


                                                 Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                          ------------------------------------------------------------------------------------
                                            Equity Securities                 Net Derivatives (6)
                                          --------------------              ----------------------
                                                        Non-
                                                     redeemable                                                       Separate
                                            Common   Preferred  Short-term  Interest        Equity   Net Embedded     Account
                                            Stock      Stock    Investments   Rate   Credit Market  Derivatives (7)  Assets (8)
                                          ---------  ---------- ----------- -------- ------ ------  ---------------  ----------
                                                                              (In millions)
Year Ended December 31, 2012
Balance at January 1,.................... $      41   $    90    $      50   $  174  $  (1) $  887       $   (5,443)  $    130
Total realized/unrealized gains (losses)
 included in:
  Net income (loss): (1), (2)
  Net investment income..................        --        --           --       --     --      --               --         --
   Net investment gains (losses).........        (2)       --           --       --     --      --               --         16
   Net derivative gains (losses).........        --        --           --        1     10    (599)             511         --
   Policyholder benefits and claims......        --        --           --       --     --      29               71         --
  OCI....................................        10        22           --        1     --      (3)             262         --
Purchases (3)............................        --        --           18       --     --      19               --          1
Sales (3)................................        (3)       (2)         (50)      --     --      --               --         (5)
Issuances (3)............................        --        --           --      (10)    --     (43)              --         --
Settlements (3)..........................        --        --           --      (47)    --    (156)            (710)        --
Transfers into Level 3 (4)...............        --        --           --       --     --      --               --          1
Transfers out of Level 3 (4).............       (20)       --           --       --      1      --               --         (2)
                                          ---------   -------    ---------   ------  -----  ------       ----------   --------
Balance at December 31,.................. $      26   $   110    $      18   $  119  $  10  $  134       $   (5,309)  $    141
                                          =========   =======    =========   ======  =====  ======       ==========   ========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
  Net investment income.................. $      --   $    --    $      --   $   --  $  --  $   --       $       --   $     --
  Net investment gains (losses).......... $      (4)  $    --    $      --   $   --  $  --  $   --       $       --   $     --
  Net derivative gains (losses).......... $      --   $    --    $      --   $    3  $  11  $ (586)      $      475   $     --
  Policyholder benefits and claims....... $      --   $    --    $      --   $   --  $  --  $   29       $       74   $     --

--------

(1)Amortization of premium/accretion of discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses). Lapses associated with net embedded derivatives are included in net derivative gains (losses).

(2)Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(3)Items purchased/issued and then sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

(4)Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(5)Changes in unrealized gains (losses) included in net income (loss) relate to assets and liabilities still held at the end of the respective periods.

(6)Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

(7)Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

(8)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders within separate account liabilities. Therefore, such changes in estimated fair value are not recorded in net income. For the purpose of this disclosure, these changes are presented within net investment gains (losses).

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


 Fair Value Option

   The following table presents information for certain assets and liabilities of CSEs, which are accounted for under the FVO. These assets and liabilities were initially measured at fair value.

                                                                             December 31,
                                                                           ----------------
                                                                             2014     2013
                                                                           ------- --------
                                                                            (In millions)
Assets (1)
Unpaid principal balance.................................................. $   223 $  1,528
Difference between estimated fair value and unpaid principal balance......      57       70
                                                                           ------- --------
 Carrying value at estimated fair value................................... $   280 $  1,598
                                                                           ======= ========
Liabilities (1)
Contractual principal balance............................................. $   133 $  1,436
Difference between estimated fair value and contractual principal balance.       6       25
                                                                           ------- --------
 Carrying value at estimated fair value................................... $   139 $  1,461
                                                                           ======= ========

--------

(1)These assets and liabilities are comprised of commercial mortgage loans and long-term debt. Changes in estimated fair value on these assets and liabilities and gains or losses on sales of these assets are recognized in net investment gains (losses). Interest income on commercial mortgage loans held by CSEs -- FVO is recognized in net investment income. Interest expense from long-term debt of CSEs -- FVO is recognized in other expenses.

Nonrecurring Fair Value Measurements

  The following table presents information for assets measured at estimated fair value on a nonrecurring basis during the periods and still held at the reporting dates (for example, when there is evidence of impairment). The estimated fair values for these assets were determined using significant unobservable inputs (Level 3).

                                            At December 31,                  Years Ended December 31,
                                            -------------------------------- ------------------------
                                            2014       2013       2012       2014    2013     2012
                                            ----       ----       ----       -----   -----   ------
                                            Carrying Value After Measurement   Gains (Losses)
                                            -------------------------------- ------------------------
                                                      (In millions)
   Mortgage loans (1)......................  $ 3        $19        $65       $  --   $ (3)   $    4
   Other limited partnership interests (2).  $38        $ 5        $ 6       $ (6)   $ (6)   $  (3)
   Goodwill (3)............................  $--        $--        $--       $(33)   $(66)   $(394)

--------

(1)Estimated fair values for impaired mortgage loans are based on independent broker quotations or valuation models using unobservable inputs or, if the loans are in foreclosure or are otherwise determined to be collateral dependent, are based on the estimated fair value of the underlying collateral or the present value of the expected future cash flows.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


(2)For these cost method investments, estimated fair value is determined from information provided in the financial statements of the underlying entities including NAV data. These investments include private equity and debt funds that typically invest primarily in various strategies including domestic and international leveraged buyout funds; power, energy, timber and infrastructure development funds; venture capital funds; and below investment grade debt and mezzanine debt funds. Distributions will be generated from investment gains, from operating income from the underlying investments of the funds and from liquidation of the underlying assets of the funds. It is estimated that the underlying assets of the funds will be liquidated over the next two to 10 years. Unfunded commitments for these investments at both December 31, 2014 and 2013 were not significant.

(3)In 2014, the Company recorded an impairment of goodwill associated with the Retail Annuities reporting unit. In addition, the Company recorded impairments of goodwill associated with the Retail Life & Other and Retail Annuities reporting units in 2013 and 2012, respectively. See Note 11 for additional information on the impairments. These impairments have been categorized as Level 3 due to the significant unobservable inputs used in the determination of the estimated fair value.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


Fair Value of Financial Instruments Carried at Other Than Fair Value

 The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income, payables for collateral under securities loaned and other transactions and those short-term investments that are not securities, such as time deposits, and therefore are not included in the three level hierarchy table disclosed in the "-- Recurring Fair Value Measurements" section. The estimated fair value of the excluded financial instruments, which are primarily classified in Level 2 and, to a lesser extent, in Level 1, approximates carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. All remaining balance sheet amounts excluded from the table below are not considered financial instruments subject to this disclosure.

 The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                             December 31, 2014
                                             -------------------------------------------------
                                                             Fair Value Hierarchy
                                                            -----------------------
                                                                                      Total
                                                                                    Estimated
                                             Carrying Value Level 1 Level 2 Level 3 Fair Value
                                             -------------- ------- ------- ------- ----------
                                                               (In millions)
Assets
Mortgage loans..............................      $   5,559     $--  $   -- $ 6,020    $ 6,020
Policy loans................................      $   1,194     $--  $  834 $   454    $ 1,288
Real estate joint ventures..................      $      37     $--  $   -- $    83    $    83
Other limited partnership interests.........      $      63     $--  $   -- $    81    $    81
Other invested assets.......................      $       1     $--  $    1 $    --    $     1
Premiums, reinsurance and other receivables.      $   6,231     $--  $   51 $ 7,156    $ 7,207
Other assets................................      $      --     $--  $   -- $    --    $    --
Liabilities
PABs........................................      $  20,554     $--  $   -- $22,079    $22,079
Long-term debt..............................      $     789     $--  $1,120 $    --    $ 1,120
Other liabilities...........................      $     245     $--  $   76 $   169    $   245
Separate account liabilities................      $   1,432     $--  $1,432 $    --    $ 1,432

                                                             December 31, 2013
                                             -------------------------------------------------
                                                             Fair Value Hierarchy
                                                            -----------------------
                                                                                      Total
                                                                                    Estimated
                                             Carrying Value Level 1 Level 2 Level 3 Fair Value
                                             -------------- ------- ------- ------- ----------
                                                               (In millions)
Assets
Mortgage loans..............................      $   6,406     $--  $   -- $ 6,730    $ 6,730
Policy loans................................      $   1,246     $--  $  875 $   446    $ 1,321
Real estate joint ventures..................      $      55     $--  $   -- $    98    $    98
Other limited partnership interests.........      $      79     $--  $   -- $    90    $    90
Other invested assets.......................      $     476     $--  $  532 $    --    $   532
Premiums, reinsurance and other receivables.      $   6,096     $--  $  251 $ 6,159    $ 6,410
Other assets................................      $       5     $--  $    5 $    --    $     5
Liabilities
PABs........................................      $  23,170     $--  $   -- $24,490    $24,490
Long-term debt..............................      $     865     $--  $1,088 $    --    $ 1,088
Other liabilities...........................      $     260     $--  $   98 $   162    $   260
Separate account liabilities................      $   1,448     $--  $1,448 $    --    $ 1,448

 The methods, assumptions and significant valuation techniques and inputs used to estimate the fair value of financial instruments are summarized as follows:

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


 Mortgage Loans

   The estimated fair value of mortgage loans is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk, or is determined from pricing for similar loans.

 Policy Loans

   Policy loans with fixed interest rates are classified within Level 3. The estimated fair values for these loans are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed by applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. Policy loans with variable interest rates are classified within Level 2 and the estimated fair value approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

 Real Estate Joint Ventures and Other Limited Partnership Interests

   The estimated fair values of these cost method investments are generally based on the Company's share of the NAV as provided in the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

 Other Invested Assets

   These other invested assets are principally comprised of loans to affiliates and funds withheld. The estimated fair value of loans to affiliates is determined by discounting the expected future cash flows using market interest rates currently available for instruments with similar terms and remaining maturities. For funds withheld, the Company evaluates the specific facts and circumstances of each instrument to determine the appropriate estimated fair values. These estimated fair values were not materially different from the recognized carrying values.

 Premiums, Reinsurance and Other Receivables

   Premiums, reinsurance and other receivables are principally comprised of certain amounts recoverable under reinsurance agreements, amounts on deposit with financial institutions to facilitate daily settlements related to certain derivatives and amounts receivable for securities sold but not yet settled.

   Amounts recoverable under ceded reinsurance agreements, which the Company has determined do not transfer significant risk such that they are accounted for using the deposit method of accounting, have been classified as Level 3. The valuation is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using interest rates determined to reflect the appropriate credit standing of the assuming counterparty.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


   The amounts on deposit for derivative settlements, classified within Level 2, essentially represent the equivalent of demand deposit balances and amounts due for securities sold are generally received over short periods such that the estimated fair value approximates carrying value.

 Other Assets

   Other assets are comprised of a receivable for the reimbursable portion of the estimated future guaranty liability that pertains to pre-acquisition business. With the exception of the receivable, other assets are not considered financial instruments subject to disclosure. Accordingly, the amount represents the receivable from an unaffiliated institution for which the estimated fair value was determined by discounting the expected future cash flows using a discount rate that reflects the credit standing of the unaffiliated institution.

 PABs

   These PABs include investment contracts. Embedded derivatives on investment contracts and certain variable annuity guarantees accounted for as embedded derivatives are excluded from this caption in the preceding tables as they are separately presented in "-- Recurring Fair Value Measurements."

   The investment contracts primarily include certain funding agreements, fixed deferred annuities, modified guaranteed annuities, fixed term payout annuities and total control accounts. The valuation of these investment contracts is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using current market risk-free interest rates adding a spread to reflect the nonperformance risk in the liability.

 Long-term Debt

   The estimated fair value of long-term debt is principally determined using market standard valuation methodologies. Valuations of instruments are based primarily on quoted prices in markets that are not active or using matrix pricing that use standard market observable inputs such as quoted prices in markets that are not active and observable yields and spreads in the market. Instruments valued using discounted cash flow methodologies use standard market observable inputs including market yield curve, duration, observable prices and spreads for similar publicly traded or privately traded issues.

 Other Liabilities

   Other liabilities consist primarily of interest payable, amounts due for securities purchased but not yet settled and funds withheld amounts payable, which are contractually withheld by the Company in accordance with the terms of the reinsurance agreements. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which are not materially different from the carrying values.

 Separate Account Liabilities

   Separate account liabilities represent those balances due to policyholders under contracts that are classified as investment contracts.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


   Separate account liabilities classified as investment contracts primarily represent variable annuities with no significant mortality risk to the Company such that the death benefit is equal to the account balance and certain contracts that provide for benefit funding.

   Since separate account liabilities are fully funded by cash flows from the separate account assets which are recognized at estimated fair value as described in the section "-- Recurring Fair Value Measurements," the value of those assets approximates the estimated fair value of the related separate account liabilities. The valuation techniques and inputs for separate account liabilities are similar to those described for separate account assets.

11. Goodwill

  Goodwill is the excess of cost over the estimated fair value of net assets acquired. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. The goodwill impairment process requires a comparison of the estimated fair value of a reporting unit to its carrying value. The Company tests goodwill for impairment by either performing a qualitative assessment or a two-step quantitative test. The qualitative assessment is an assessment of historical information and relevant events and circumstances to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount, including goodwill. The Company may elect not to perform the qualitative assessment for some or all of its reporting units and perform a two-step quantitative impairment test. In performing the two-step quantitative impairment test, the Company may use a market multiple valuation approach and a discounted cash flow valuation approach. For reporting units which are particularly sensitive to market assumptions, the Company may use additional valuation methodologies to estimate the reporting units' fair values.

  The market multiple valuation approach utilizes market multiples of companies with similar businesses and the projected operating earnings of the reporting unit. The discounted cash flow valuation approach requires judgments about revenues, operating earnings projections, capital market assumptions and discount rates. The key inputs, judgments and assumptions necessary in determining estimated fair value of the reporting units include projected operating earnings, current book value, the level of economic capital required to support the mix of business, long-term growth rates, comparative market multiples, the account value of in-force business, projections of new and renewal business, as well as margins on such business, the level of interest rates, credit spreads, equity market levels, and the discount rate that the Company believes is appropriate for the respective reporting unit.

  The valuation methodologies utilized are subject to key judgments and assumptions that are sensitive to change. Estimates of fair value are inherently uncertain and represent only management's reasonable expectation regarding future developments. These estimates and the judgments and assumptions upon which the estimates are based will, in all likelihood, differ in some respects from actual future results. Declines in the estimated fair value of the Company's reporting units could result in goodwill impairments in future periods which could materially adversely affect the Company's results of operations or financial position.

  For the 2014 annual goodwill impairment tests, the Company utilized the qualitative assessment for its Corporate Benefit Funding reporting unit and determined it was not more than likely that the fair value of the reporting unit was less than its carrying amount, and, therefore no further testing was needed for this reporting

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

11. Goodwill (continued)

unit. For the Retail Annuities reporting unit, for which goodwill was held at MLIIC prior to the Mergers, the Company utilized a market multiple valuation approach and determined that goodwill was not impaired.

  As a result of the Mergers (see Note 3) and the segment reporting changes discussed below, goodwill was re-tested for impairment during the fourth quarter of 2014. For the Corporate Benefit Funding reporting unit an updated qualitative assessment was performed and the Company determined it was not more than likely that the fair value of the reporting unit was less than its carrying amount, and, therefore, no further testing was needed for this reporting unit. For the Retail Annuities reporting unit, the Company performed a two-step quantitative impairment test comprised of a market multiple valuation and a discounted cash flow valuation and both approaches resulted in a fair value that was less than the carrying value, indicating a potential impairment. As a result, Step 2 of the goodwill impairment process was performed, which compares the implied fair value of the reporting unit's goodwill with its carrying value. This analysis indicated that the recorded goodwill associated with this reporting unit was not recoverable. Therefore, the Company recorded a non-cash charge of $33 million with no income tax impact for the impairment of the entire goodwill balance that is reported in goodwill impairment in the consolidated statements of operations for the year ended December 31, 2014.

  Effective January 1, 2015, the Company implemented certain segment reporting changes related to the measurement of segment operating earnings. The changes will be applied retrospectively beginning with the first quarter of 2015 and will not impact total consolidated operating earnings or net income. These changes include revising the Company's capital allocation methodology. As a result, re-testing of goodwill for the Corporate Benefit Funding and Retail Annuities reporting units, discussed above, was performed using the estimated revised carrying amounts of the reporting units.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

11. Goodwill (continued)


  Information regarding goodwill by segment, as well as Corporate & Other, was as follows:

                                            Corporate
                                             Benefit   Corporate
                                    Retail   Funding  & Other (1)  Total
                                   -------- --------- ----------- --------
                                                (In millions)
     Balance at January 1, 2012
     Goodwill..................... $    274    $  307    $    405 $    986
     Accumulated impairment.......       --        --          --       --
                                   -------- --------- ----------- --------
      Total goodwill, net......... $    274    $  307    $    405 $    986

     Impairments (2)..............    (218)        --       (176)    (394)

     Balance at December 31, 2012
     Goodwill..................... $    274    $  307    $    405 $    986
     Accumulated impairment.......    (218)        --       (176)    (394)
                                   -------- --------- ----------- --------
      Total goodwill, net......... $     56    $  307    $    229 $    592
     Impairments (3)..............     (23)        --        (43)     (66)
     Balance at December 31, 2013
     Goodwill..................... $    274    $  307    $    405 $    986
     Accumulated impairment.......    (241)        --       (219)    (460)
                                   -------- --------- ----------- --------
      Total goodwill, net......... $     33    $  307    $    186 $    526
     Dispositions (4).............       --     (112)          --    (112)
     Impairments..................     (33)        --          --     (33)
     Balance at December 31, 2014
     Goodwill..................... $    274    $  195    $    405 $    874
     Accumulated impairment.......    (274)        --       (219)    (493)
                                   -------- --------- ----------- --------
      Total goodwill, net......... $     --    $  195    $    186 $    381
                                   ======== ========= =========== ========

--------

(1)For purposes of goodwill impairment testing in 2014, the $186 million of net goodwill in Corporate & Other at December 31, 2013 did not change. This balance resulted from goodwill acquired as part of the 2005 Travelers acquisition and was allocated to the Corporate Benefit Funding segment.

(2)In connection with its annual goodwill impairment testing, the Company determined that recorded goodwill associated with the Retail Annuities reporting unit was not recoverable and recorded a non-cash charge of $394 million ($147 million, net of income tax) for the impairment in the consolidated statements of operations for the year ended December 31, 2012.

(3)In connection with its annual goodwill impairment testing, the Company determined that all of the recorded goodwill associated with the Retail
   Life & Other reporting unit was not recoverable and recorded a non-cash charge of $66 million ($57 million, net of income tax) for the impairment of the entire goodwill balance in the consolidated statements of operations for the year ended December 31, 2013.

(4)In connection with the sale of MAL, goodwill in the Corporate Benefit Funding reporting unit was reduced by $112 million during the year ended December 31, 2014. See Note 4. This goodwill was allocated to MAL based on the relative fair values of MAL and the remaining portion of the Corporate Benefit Funding reporting unit.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


12. Debt

  Long-term debt outstanding was as follows:

                                                            December 31,
                                        Interest          -----------------
                                          Rate   Maturity   2014     2013
                                        -------- -------- -------- --------
                                                            (In millions)
    Surplus notes -- affiliated (1)....   8.60%      2038 $    750 $    750
    Long-term debt -- affiliated (2)...   6.80%      2014       --       75
    Long-term debt -- unaffiliated (3).   7.03%      2030       39       40
                                                          -------- --------
     Total long-term debt (4)..........                   $    789 $    865
                                                          ======== ========

--------

(1)Payments of interest and principal on affiliated surplus notes, which are subordinate to all other obligations at the operating company level, may be made only with the prior approval of the insurance department of the state of domicile.

(2)In December 2014, MetLife USA repaid at maturity its $75 million 6.80% affiliated notes.

(3)Principal and interest is paid quarterly.

(4)Excludes $139 million and $1.5 billion of long-term debt relating to CSEs at December 31, 2014 and 2013, respectively. See Note 8.

  The aggregate maturities of long-term debt at December 31, 2014 are $1 million in each of 2015, 2016, and 2017, $2 million in each of 2018 and 2019 and $782 million thereafter.

  Interest expense related to the Company's indebtedness is included in other expenses and was $73 million for each of the years ended December 31, 2014 and 2013, and interest expense was $154 million for the year ended December 31, 2012.

Letters of Credit

  The Company had access to credit facilities from various banks, either directly with the bank or indirectly through letters of credit available to MetLife, Inc. for the benefit of the Company and certain other affiliates of MetLife, Inc. These facilities were used for collateral for certain of the Company's affiliated reinsurance liabilities. Total fees expensed associated with letters of credit were $13 million, $27 million and $33 million for the years ended December 31, 2014, 2013 and 2012, respectively, and were included in other expenses. At December 31, 2014, the Company had $2 million in letters of credit outstanding. Remaining availability was $3.3 billion at December 31, 2014.

13. Equity

  See Note 3 for a discussion on the Mergers.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

13. Equity (continued)


Common Stock

  In August 2014, MetLife Insurance Company of Connecticut redeemed for $1.4 billion and retired 4,595,317 shares of its common stock owned by MetLife Investors Group LLC.

Capital Contributions

  In August 2014, MetLife Insurance Company of Connecticut received a capital contribution of $231 million in cash from MetLife, Inc.

  In December and June 2012, Exeter received capital contributions of $550 million and $250 million, respectively, in cash from MetLife, Inc.

Statutory Equity and Income

  Each U.S. insurance company's state of domicile imposes risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). Regulatory compliance is determined by a ratio of a company's total adjusted capital, calculated in the manner prescribed by the NAIC ("TAC") to its authorized control level RBC, calculated in the manner prescribed by the NAIC ("ACL RBC"). Companies below specific trigger levels or ratios are classified by certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC. The RBC ratio for MetLife USA was in excess of 350% for all periods presented.

  MetLife USA prepares statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of its state of domicile or applicable foreign jurisdiction. The NAIC has adopted the Codification of Statutory Accounting Principles ("Statutory Codification"). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Modifications by the various state insurance departments may impact the effect of Statutory Codification on the statutory capital and surplus of MetLife USA.

  Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt, reporting of reinsurance agreements and valuing securities on a different basis.

  In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by MetLife USA are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years.

  The Delaware Department of Insurance approved two statutory accounting permitted practices for MetLife USA. For December 31, 2013, MetLife USA applied a U.S. GAAP reserving methodology for certain foreign blocks of business held by Exeter prior to the Mergers. These blocks of business were recaptured by the counterparties prior to the Mergers and are, therefore, not included in MetLife USA's statutory reserves as of December 31, 2014. In addition, the Delaware Department of Insurance granted permission for MetLife USA not

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

13. Equity (continued)

to calculate, record or disclose the effect of this permitted practice on statutory surplus and net income. Additionally, the Delaware Department of Insurance granted approval for MetLife USA to present the statutory conversion of Exeter's capital and surplus accounts, which have been historically reported under U.S. GAAP, as an adjustment to MetLife USA's gross paid-in and contributed surplus in a manner similar to a quasi-reorganization for all periods presented. This permitted practice had the effect of decreasing gross paid-in and contributed surplus and increasing unassigned funds for MetLife USA by $4.4 billion for the year ended December 31, 2013 with no net effect on overall capital and surplus.

  The tables below present amounts from MetLife USA, which are derived from the most recent statutory-basis financial statements as filed with the Delaware Department of Insurance.

  Statutory net income (loss) was as follows:

                                                Years Ended December 31,
                                                ------------------------
             Company          State of Domicile  2014     2013    2012
             ---------------- ----------------- ------   ------   ----
                                                  (In millions)
             MetLife USA (1).     Delaware      $1,543   $3,358   $848

--------

(1)Statutory net income (loss) for the year ended December 31, 2012 is as filed with the Connecticut Insurance Department by MetLife Insurance Company of Connecticut and does not reflect the results of the Mergers.

  Statutory capital and surplus was as follows at:

                                        December 31,
                                    ---------------------
                       Company         2014       2013
                       ------------ ---------- ----------
                                        (In millions)
                       MetLife USA. $    6,042 $    3,566

  As of December 31, 2013, the Company's sole foreign insurance subsidiary, MAL, was regulated by authorities in the United Kingdom and was subject to minimum capital and solvency requirements before corrective action commences. The required capital and surplus was $165 million and the actual regulatory capital and surplus was $573 million in the most recent capital adequacy calculation for the jurisdiction as of December 31, 2013. MAL exceeded the minimum capital and solvency requirements for all other periods presented. See
Note 4 for information on the disposal of MAL.

Dividend Restrictions

  Under Delaware State Insurance Law, MetLife USA is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or
(ii) its net statutory gain from operations for the immediately preceding calendar year (excluding realized capital gains). MetLife USA will be permitted to pay a dividend in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware Commissioner of Insurance (the "Delaware Commissioner") and the Delaware

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

13. Equity (continued)

Commissioner either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as "unassigned funds (surplus)") as of the immediately preceding calendar year requires insurance regulatory approval. Under Delaware State Insurance Law, the Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. During the year ended December 31, 2014, MetLife USA did not pay a dividend.

  The following dividends were paid prior to the Mergers:

 . During the year ended December 31, 2013, MetLife Insurance Company of Connecticut paid a dividend to MetLife, Inc. of $1.0 billion.

 . During the year ended December 31, 2013, MLIIC paid a dividend to MetLife, Inc. of $129 million.

 . During the years ended December 31, 2014 and 2013, Exeter paid dividends to MetLife, Inc. of $155 million and $132 million, respectively.

  Based on amounts at December 31, 2014, MetLife USA could pay a dividend to MetLife, Inc. in 2015 of $3.0 billion without prior approval of the Delaware Commissioner.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

13. Equity (continued)


Accumulated Other Comprehensive Income (Loss)

  Information regarding changes in the balances of each component of AOCI, net of income tax, was as follows:

                                                         Unrealized
                                                      Investment Gains      Unrealized     Foreign Currency
                                                      (Losses), Net of   Gains (Losses) on   Translation
                                                     Related Offsets (1)    Derivatives      Adjustments      Total
                                                     ------------------- ----------------- ---------------- ----------
                                                                                   (In millions)
Balance at January 1, 2012..........................          $    1,815         $     156       $    (116) $    1,855
OCI before reclassifications........................               1,035                 6              101      1,142
Deferred income tax benefit (expense)...............               (380)               (1)                2      (379)
                                                     ------------------- ----------------- ---------------- ----------
  OCI before reclassifications, net of income tax...               2,470               161             (13)      2,618
Amounts reclassified from AOCI......................                (94)               (3)               --       (97)
Deferred income tax benefit (expense)...............                  34                 1               --         35
                                                     ------------------- ----------------- ---------------- ----------
  Amounts reclassified from AOCI, net of income tax.                (60)               (2)               --       (62)
                                                     ------------------- ----------------- ---------------- ----------
Balance at December 31, 2012........................               2,410               159             (13)      2,556
OCI before reclassifications........................             (2,163)             (195)               54    (2,304)
Deferred income tax benefit (expense)...............                 714                68              (2)        780
                                                     ------------------- ----------------- ---------------- ----------
  OCI before reclassifications, net of income tax...                 961                32               39      1,032
Amounts reclassified from AOCI......................                (69)              (11)               --       (80)
Deferred income tax benefit (expense)...............                  24                 4               --         28
                                                     ------------------- ----------------- ---------------- ----------
  Amounts reclassified from AOCI, net of income tax.                (45)               (7)               --       (52)
                                                     ------------------- ----------------- ---------------- ----------
Balance at December 31, 2013........................                 916                25               39        980
OCI before reclassifications........................               2,301               242             (56)      2,487
Deferred income tax benefit (expense)...............               (707)              (85)                4      (788)
                                                     ------------------- ----------------- ---------------- ----------
  OCI before reclassifications, net of income tax...               2,510               182             (13)      2,679
Amounts reclassified from AOCI......................                (28)                 2               --       (26)
Deferred income tax benefit (expense)...............                   8               (1)               --          7
                                                     ------------------- ----------------- ---------------- ----------
  Amounts reclassified from AOCI, net of income tax.                (20)                 1               --       (19)
                                                     ------------------- ----------------- ---------------- ----------
Sale of subsidiary (2)..............................               (320)                --                6      (314)
Deferred income tax benefit (expense)...............                  80                --               --         80
                                                     ------------------- ----------------- ---------------- ----------
  Sale of subsidiary, net of income tax.............               (240)                --                6      (234)
                                                     ------------------- ----------------- ---------------- ----------
Balance at December 31, 2014........................          $    2,250         $     183       $      (7) $    2,426
                                                     =================== ================= ================ ==========

--------

(1)See Note 8 for information on offsets to investments related to future policy benefits, DAC, VOBA and DSI.

(2)See Note 4.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

13. Equity (continued)


  Information regarding amounts reclassified out of each component of AOCI, was as follows:

                                                                             Consolidated Statement of Operations and
AOCI Components                               Amounts Reclassified from AOCI  Comprehensive Income (Loss) Locations
-------------------------------------------   -----------------------------  ----------------------------------------
                                                Years Ended December 31,
                                              -----------------------------
                                                2014       2013      2012
                                              ---------  --------- ---------
                                                      (In millions)
Net unrealized investment gains (losses):
  Net unrealized investment
   gains(losses)............................. $      13  $      50 $      99      Net investment gains (losses)
  Net unrealized investment gains
   (losses)..................................        11         17         7      Net investment income
  Net unrealized investment gains
   (losses)..................................         4          2      (12)      Net derivative gains (losses)
                                              ---------  --------- ---------
    Net unrealized investment gains
     (losses), before income tax.............        28         69        94
    Income tax (expense) benefit.............       (8)       (24)      (34)
                                              ---------  --------- ---------
     Net unrealized investment gains
      (losses), net of income tax............ $      20  $      45 $      60
                                              =========  ========= =========
Unrealized gains (losses) on derivatives -
 cash flow hedges:
  Interest rate swaps........................ $       1  $      -- $      --      Net derivative gains (losses)
  Interest rate swaps........................         1          1        --      Net investment income
  Interest rate forwards.....................         1          9         1      Net derivative gains (losses)
  Interest rate forwards.....................         1          1         1      Net investment income
  Foreign currency swaps.....................       (6)         --         1      Net derivative gains (losses)
                                              ---------  --------- ---------
    Gains (losses) on cash flow hedges,
     before income tax.......................       (2)         11         3
    Income tax (expense) benefit.............         1        (4)       (1)
                                              ---------  --------- ---------
     Gains (losses) on cash flow
      hedges, net of income tax.............. $     (1)  $       7 $       2
                                              =========  ========= =========
       Total reclassifications, net of
        income tax........................... $      19  $      52 $      62
                                              =========  ========= =========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


14.  Other Expenses

  Information on other expenses was as follows:

                                                             Years Ended December 31,
                                                            --------------------------
                                                              2014     2013     2012
                                                            -------- -------- --------
                                                                  (In millions)
Compensation............................................... $    320 $    358 $    410
Commissions................................................      492      700    1,007
Volume-related costs.......................................      170      165      196
Affiliated interest costs on ceded and assumed reinsurance.      325      212      271
Capitalization of DAC......................................    (279)    (512)    (908)
Amortization of DAC and VOBA...............................      990      205      734
Interest expense on debt...................................      109      195      317
Premium taxes, licenses and fees...........................       53       59       64
Professional services......................................       58       42       26
Rent and related expenses..................................       41       31       38
Other......................................................      475      482      481
                                                            -------- -------- --------
 Total other expenses...................................... $  2,754 $  1,937 $  2,636
                                                            ======== ======== ========

Capitalization of DAC and Amortization of DAC and VOBA

  See Note 6 for additional information on DAC and VOBA including impacts of capitalization and amortization.

Interest Expense on Debt

  Interest expense on debt includes interest expense on debt (see Note 12) and interest expense related to CSEs (see Note 8).

Affiliated Expenses

  Commissions, capitalization of DAC and amortization of DAC and VOBA include the impact of affiliated reinsurance transactions. See Notes 7, 12 and 17 for a discussion of affiliated expenses included in the table above.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


15. Income Tax

  The provision for income tax from continuing operations was as follows:

                                                     Years Ended December 31,
                                                   ----------------------------
                                                     2014     2013      2012
                                                   -------- --------- ---------
                                                          (In millions)
Current:
 Federal.......................................... $  (364) $   (271) $   (590)
 Foreign..........................................        6         8      (10)
                                                   -------- --------- ---------
   Subtotal.......................................    (358)     (263)     (600)
                                                   -------- --------- ---------
Deferred:
 Federal..........................................      355       682     (232)
 Foreign..........................................      (2)        18        19
                                                   -------- --------- ---------
   Subtotal.......................................      353       700     (213)
                                                   -------- --------- ---------
     Provision for income tax expense (benefit)... $    (5) $     437 $   (813)
                                                   ======== ========= =========

  The Company's income (loss) from continuing operations before income tax expense (benefit) from domestic and foreign operations were as follows:

                                                             Years Ended December 31,
                                                           --------------------------------------------------------
                                                             2014               2013               2012
                                                           --------           --------          ----------
                                                                  (In millions)
  Income (loss) from continuing operations:
   Domestic............................................... $  (174)           $  1,724          $    (531)
   Foreign................................................      464              (146)             (1,341)
                                                           --------           --------          ----------
     Total................................................ $    290           $  1,578          $  (1,872)
                                                           ========           ========          ==========
    The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported for continuing operations was as follows:
                                                             Years Ended December 31,
                                                           --------------------------------------------------------
                                                             2014               2013               2012
                                                           --------           --------          ----------
                                                                  (In millions)
  Tax provision at U.S. statutory rate.................... $    102           $    551          $    (654)
  Tax effect of:
   Dividend received deduction............................    (114)               (93)                (81)
   Tax-exempt income......................................       --                 --                 (1)
   Prior year tax.........................................     (20)                (6)                   6
   Tax credits............................................     (14)               (11)                 (9)
   Foreign tax rate differential..........................       --                (2)                  13
   Change in valuation allowance..........................       --                 --                  22
   Goodwill impairment....................................       12                 13               (109)
   Sale of subsidiary.....................................       24               (24)                  --
   Other, net.............................................        5                  9                  --
                                                           --------           --------          ----------
     Provision for income tax expense (benefit)........... $    (5)           $    437          $    (813)
                                                           ========           ========          ==========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

15. Income Tax (continued)


   Deferred income tax represents the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                             December 31,
                                                  -----------------------------------
                                                         2014              2013
                                                  ------------------ ----------------
                                                             (In millions)
Deferred income tax assets:
 Policyholder liabilities and receivables........ $            1,836 $          1,872
 Net operating loss carryforwards................                 --               89
 Investments, including derivatives..............                 --              179
 Tax credit carryforwards........................                149              130
 Other...........................................                 40                9
                                                  ------------------ ----------------
   Total deferred income tax assets..............              2,025            2,279
                                                  ------------------ ----------------
Deferred income tax liabilities:
 Investments, including derivatives..............                372               --
 Intangibles.....................................                519              531
 Net unrealized investment gains.................              1,296              591
 DAC.............................................              1,176            1,310
 Other...........................................                 --               98
                                                  ------------------ ----------------
   Total deferred income tax liabilities.........              3,363            2,530
                                                  ------------------ ----------------
     Net deferred income tax asset (liability)... $          (1,338) $          (251)
                                                  ================== ================

   The following table sets forth the general business credits, foreign tax credits, and other tax credit carryforwards for tax purposes at December 31, 2014.

                                 Tax Credit Carryforwards
                  -------------------------------------------------------
                  General Business Credits Foreign Tax Credits   Other
                  ------------------------ ------------------- ----------
                                       (In millions)
      Expiration
      2015-2019..                       --                  --         --
      2020-2024..                       --                  32         --
      2025-2029..                       --                  --         --
      2030-2034..                        6                  --         --
      Indefinite.                       --                  --        101
                  ------------------------ ------------------- ----------
                                  $      6           $      32 $      101
                  ======================== =================== ==========

   Pursuant to Internal Revenue Service ("IRS") rules, the Company was excluded from MetLife, Inc.'s life/non-life consolidated federal tax return for the five years subsequent to MetLife, Inc.'s July 2005 acquisition of the Company. In 2011, MetLife Insurance Company of Connecticut and its subsidiaries joined the consolidated return and became a party to the MetLife Inc. tax sharing agreement. Prior to 2011, MetLife Insurance Company of Connecticut filed a consolidated tax return with its includable subsidiaries. Non-includable subsidiaries filed either separate individual corporate tax returns or separate consolidated tax returns.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

15. Income Tax (continued)


   The Company participates in a tax sharing agreement with MetLife Inc., as described in Note 1. Pursuant to this tax sharing agreement, the amounts due to (from) affiliates included ($537) million, ($400) million and ($406) million for the years ended December 31, 2014, 2013 and 2012, respectively.

   The Company files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as foreign jurisdictions. The Company is under continuous examination by the IRS and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction and subsidiary. The Company is no longer subject to U.S. federal, state or local income tax examinations for years prior to 2007, except for 2003 through 2006 where the IRS disallowance relates predominantly to tax policyholder liability deductions and the Company continues to protest.

   During June 2014, the IRS concluded its audit of the Company's tax returns for the years 2003 through 2006 and issued a Revenue Agent's report. The Company agreed with certain tax adjustments and filed a protest in July 2014 for other tax adjustments. Management believes it has established adequate tax liabilities and final resolution of the audit for the years 2003 through 2006 is not expected to have a material impact on the Company's financial statements.

   The Company's liability for unrecognized tax benefits may increase or decrease in the next 12 months. A reasonable estimate of the increase or decrease cannot be made at this time. However, the Company continues to believe that the ultimate resolution of the pending issues will not result in a material change to its consolidated financial statements, although the resolution of income tax matters could impact the Company's effective tax rate for a particular future period.

   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                                                          Years Ended December 31,
                                                                          ------------------------
                                                                           2014    2013     2012
                                                                          ------- ------- --------
                                                                               (In millions)
Balance at January 1,.................................................... $    26 $   (1) $     29
Additions for tax positions of prior years...............................      15      28       46
Reductions for tax positions of prior years..............................     (5)     (1)     (76)
Additions for tax positions of current year..............................       2       1        9
Reductions for tax positions of current year.............................      --     (1)      (9)
                                                                          ------- ------- --------
Balance at December 31,.................................................. $    38 $    26 $    (1)
                                                                          ======= ======= ========
Unrecognized tax benefits that, if recognized would impact the effective
  rate................................................................... $    28 $    26 $    (1)
                                                                          ======= ======= ========

   The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

15. Income Tax (continued)


  Interest was as follows:

                                                                  Years Ended December 31,
                                                                  -----------------------
                                                                   2014     2013    2012
                                                                  -------  ------ --------
                                                                       (In millions)
Interest recognized in the consolidated statements of operations. $    --  $    2 $    (9)

                                                                            December 31,
                                                                           ---------------
                                                                            2014    2013
                                                                           ------ --------
                                                                            (In millions)
Interest included in other liabilities in the consolidated balance sheets. $    2 $      2

   The Company had no penalties for the years ended December 31, 2014, 2013 and 2012.

   The U.S. Treasury Department and the IRS have indicated that they intend to address through regulations the methodology to be followed in determining the dividends received deduction ("DRD"), related to variable life insurance and annuity contracts. The DRD reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate of 35%. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the years ended December 31, 2014 and 2013, the Company recognized an income tax benefit of $135 million and $106 million, respectively, related to the separate account DRD. The 2014 benefit included a benefit of $21 million related to a true-up of the 2013 tax return. The 2013 benefit included a benefit of $13 million related to a true-up of the 2012 tax return.

16. Contingencies, Commitments and Guarantees

Contingencies

 Litigation

   The Company is a defendant in a number of litigation matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

   Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be difficult to ascertain. Uncertainties can include how fact finders

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

16. Contingencies, Commitments and Guarantees (continued)

 will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

   The Company establishes liabilities for litigation and regulatory loss contingencies when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated at December 31, 2014.

  Matters as to Which an Estimate Can Be Made

   For some loss contingency matters, the Company is able to estimate a reasonably possible range of loss. For such matters where a loss is believed to be reasonably possible, but not probable, no accrual has been made. As of December 31, 2014, the aggregate range of reasonably possible losses in excess of amounts accrued for these matters was not material for the Company.

  Matters as to Which an Estimate Cannot Be Made

   For other matters, the Company is not currently able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts, and the progress of settlement negotiations. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation contingencies and updates its accruals, disclosures and estimates of reasonably possible losses or ranges of loss based on such reviews.

  Unclaimed Property Litigation

   On December 28, 2012, the West Virginia Treasurer filed an action (West Virginia ex rel. John D. Perdue v. MetLife Insurance Company of Connecticut, Circuit Court of Putnam County), alleging that the Company violated the West Virginia Uniform Unclaimed Property Act, seeking to compel compliance with the Act, and seeking payment of unclaimed property, interest, and penalties. On November 14, 2012, the Treasurer filed a substantially identical suit against MLI-USA. On December 30, 2013, the court granted defendants' motions to dismiss all of the West Virginia Treasurer's actions. The Treasurer has appealed the dismissal order.

  Sales Practices Claims

   Over the past several years, the Company has faced claims and regulatory inquiries and investigations, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. The Company continues to defend vigorously against the claims in these matters. The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for sales practices matters.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

16. Contingencies, Commitments and Guarantees (continued)


  Summary

   Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

   It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters referred to previously, large and/or indeterminate amounts, including punitive and treble damages, are sought. Although, in light of these considerations it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

 Insolvency Assessments

   Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets.

   Assets and liabilities held for insolvency assessments were as follows:

                                                                 December 31,
                                                                ---------------
                                                                 2014    2013
                                                                ------- -------
                                                                 (In millions)
 Other Assets:
  Premium tax offset for future undiscounted assessments....... $    13 $    11
  Premium tax offsets currently available for paid assessments.      13      10
  Receivable for reimbursement of paid assessments (1).........      --       5
                                                                ------- -------
                                                                $    26 $    26
                                                                ======= =======
 Other Liabilities:
  Insolvency assessments....................................... $    18 $    20
                                                                ======= =======

--------

(1)The Company holds a receivable from the seller of a prior acquisition in accordance with the purchase agreement.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

16. Contingencies, Commitments and Guarantees (continued)


Commitments

  Mortgage Loan Commitments

    The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $36 million and $153 million at December 31, 2014 and 2013, respectively.

  Commitments to Fund Partnership Investments and Private Corporate Bond Investments

    The Company commits to fund partnership investments and to lend funds under private corporate bond investments. The amounts of these unfunded commitments were $918 million and $1.0 billion at December 31, 2014 and 2013, respectively.

  Other Commitments

    The Company has entered into collateral arrangements with affiliates, which require the transfer of collateral in connection with secured demand notes. At December 31, 2014 and 2013, the Company had agreed to fund up to $32 million and $61 million, respectively, of cash upon the request by these affiliates and had transferred collateral consisting of various securities with a fair market value of $57 million and $74 million, respectively, to custody accounts to secure the demand notes. Each of these affiliates is permitted by contract to sell or re-pledge this collateral.

Guarantees

  In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties such that it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. The maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation, ranging from $36 million to $233 million, with a cumulative maximum of $269 million, in the case of MetLife International Insurance Company, Ltd. ("MLII"), a former affiliate, discussed below. In other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

  The Company has provided a guarantee on behalf of MLII that is triggered if MLII cannot pay claims because of insolvency, liquidation or rehabilitation. Life insurance coverage in-force, representing the maximum potential obligation under this guarantee, was $233 million at both December 31, 2014 and 2013. The Company does not hold any collateral related to this guarantee, but has a recorded liability of $1 million that was based on the total

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

16. Contingencies, Commitments and Guarantees (continued)

account value of the guaranteed policies plus the amounts retained per policy at both December 31, 2014 and 2013. The remainder of the risk was ceded to external reinsurers.

  In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

17. Related Party Transactions

Service Agreements

  The Company has entered into various agreements with affiliates for services necessary to conduct its activities. Typical services provided under these agreements include management, policy administrative functions, personnel, investment advice and distribution services. For certain agreements, charges are based on various performance measures or activity-based costing. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. Expenses and fees incurred with affiliates related to these agreements, recorded in other expenses, were $1.6 billion, $1.7 billion and $1.8 billion for the years ended December 31, 2014, 2013 and 2012, respectively. Revenues received from affiliates related to these agreements, recorded in universal life and investment-type product policy fees, were $266 million, $247 million and $213 million for the years ended
December 31, 2014, 2013 and 2012, respectively. Revenues received from affiliates related to these agreements, recorded in other revenues, were $202 million, $211 million and $190 million for the years ended December 31, 2014, 2013 and 2012, respectively.

  The Company had net receivables (payables) from/to affiliates, related to the items discussed above, of $26 million and ($206) million at December 31, 2014 and 2013, respectively.

  See Notes 7, 8, 9 and 12 for additional information on related party transactions.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule I
                    Consolidated Summary of Investments --
                   Other Than Investments in Related Parties
                               December 31, 2014

                                 (In millions)

                                                                                     Amount at Which Shown on
                                     Cost or Amortized Cost (1) Estimated Fair Value      Balance Sheet
Types of Investments                 -------------------------- -------------------- ------------------------
Fixed maturity securities:
 Bonds:
   U.S. Treasury and agency
     securities.....................            $        14,147     $    15,826                 $      15,826
   Public utilities.................                      3,100           3,490                         3,490
   State and political subdivision
     securities.....................                      2,180           2,592                         2,592
   Foreign government securities....                        607             741                           741
   All other corporate bonds........                     16,967          18,267                        18,267
                                     -------------------------- -------------------- ------------------------
     Total bonds....................                     37,001          40,916                        40,916
 Mortgage-backed and asset-backed
   securities.......................                      9,041           9,322                         9,322
 Redeemable preferred stock.........                        381             459                           459
                                     -------------------------- -------------------- ------------------------
       Total fixed maturity
         securities.................                     46,423          50,697                        50,697
                                     -------------------------- -------------------- ------------------------
Equity securities:
Common stock:
 Industrial, miscellaneous and all
   other............................                        176             233                           233
 Non-redeemable preferred stock.....                        224             226                           226
                                     -------------------------- -------------------- ------------------------
     Total equity securities........                        400             459                           459
                                     -------------------------- -------------------- ------------------------
Mortgage loans......................                      5,839                                         5,839
Policy loans........................                      1,194                                         1,194
Real estate and real estate joint
  ventures..........................                        894                                           894
Other limited partnership interests.                      2,234                                         2,234
Short-term investments..............                      1,232                                         1,232
Other invested assets...............                      4,531                                         4,531
                                     --------------------------                      ------------------------
        Total investments...........            $        62,747                                 $      67,080
                                     ==========================                      ========================

--------

(1)Cost or amortized cost for fixed maturity securities and mortgage loans represents original cost reduced by repayments, valuation allowances and impairments from other-than-temporary declines in estimated fair value that are charged to earnings and adjusted for amortization of premiums or accretion of discounts; for equity securities, cost represents original cost reduced by impairments from other-than-temporary declines in estimated fair value; for real estate, cost represents original cost reduced by impairments and adjusted for valuation allowances and depreciation; for real estate joint ventures and other limited partnership interests, cost represents original cost reduced for impairments or original cost adjusted for equity in earnings and distributions.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                 Schedule III
               Consolidated Supplementary Insurance Information
                       December 31, 2014, 2013 and 2012

                                 (In millions)

                                      Future Policy
                             DAC    Benefits and Other
                             and      Policy-Related     Policyholder       Unearned       Unearned
Segment                      VOBA        Balances      Account Balances Premiums (1), (2) Revenue (1)
-------------------------- -------- ------------------ ---------------- ----------------- -----------
2014
Retail.................... $  4,824          $  14,184        $  28,790             $   9        $203
Corporate Benefit Funding.        5             10,849            6,695                --           1
Corporate & Other.........       61              6,766                1                 5          --
                           -------- ------------------ ---------------- ----------------- -----------
 Total.................... $  4,890          $  31,799        $  35,486             $  14        $204
                           ======== ================== ================ ================= ===========
2013
Retail.................... $  5,659          $  13,156        $  27,864             $   9        $286
Corporate Benefit Funding.        6             14,270            8,357                --           2
Corporate & Other.........       26              7,307            1,168                 4          --
                           -------- ------------------ ---------------- ----------------- -----------
 Total.................... $  5,691          $  34,733        $  37,389             $  13        $288
                           ======== ================== ================ ================= ===========
2012
Retail.................... $  4,796          $  11,909        $  32,640             $   9        $277
Corporate Benefit Funding.        8             15,078            9,093                --           2
Corporate & Other.........       --              7,235            2,647                 4          --
                           -------- ------------------ ---------------- ----------------- -----------
 Total.................... $  4,804          $  34,222        $  44,380             $  13        $279
                           ======== ================== ================ ================= ===========

--------

(1)Amounts are included within the future policy benefits and other policy-related balances column.

(2)Includes premiums received in advance.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                 Schedule III
        Consolidated Supplementary Insurance Information -- (Continued)
                       December 31, 2014, 2013 and 2012

                                 (In millions)

                                                       Policyholder Benefits
                      Premiums and                        and Claims and     Amortization of
                   Universal Life and                    Interest Credited    DAC and VOBA
                     Investment-Type   Net Investment     to Policyholder      Charged to    Other Operating
Segment            Product Policy Fees     Income        Account Balances    Other Expenses   Expenses (1)
------------------ ------------------- --------------  --------------------- --------------- ---------------
2014
Retail............          $    4,094       $  1,947           $      3,168       $     966       $   1,506
Corporate Benefit
  Funding.........                   9            908                    603               2              39
Corporate & Other.                 242           (186)                    55              22             219
                   ------------------- --------------  --------------------- --------------- ---------------
 Total............          $    4,345       $  2,669           $      3,826       $     990       $   1,764
                   =================== ==============  ===================== =============== ===============
2013
Retail............          $    3,385       $  1,906           $      3,444       $     199       $   1,457
Corporate Benefit
  Funding.........                 219          1,139                    858               5              34
Corporate & Other.                 215            (46)                    13               1             241
                   ------------------- --------------  --------------------- --------------- ---------------
 Total............          $    3,819       $  2,999           $      4,315       $     205       $   1,732
                   =================== ==============  ===================== =============== ===============
2012
Retail............          $    3,361       $  1,725           $      3,120       $     721       $   1,507
Corporate Benefit
  Funding.........                 658          1,146                  1,322              10              36
Corporate & Other.               1,210            189                  1,160               3             359
                   ------------------- --------------  --------------------- --------------- ---------------
 Total............          $    5,229       $  3,060           $      5,602       $     734       $   1,902
                   =================== ==============  ===================== =============== ===============

--------

(1)Includes other expenses, excluding amortization of DAC and VOBA charged to other expenses.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule IV
                           Consolidated Reinsurance
                       December 31, 2014, 2013 and 2012

                                 (In millions)

                                                                               % Amount
                               Gross Amount   Ceded     Assumed  Net Amount Assumed to Net
                               ------------ ---------- --------- ---------- --------------
2014
Life insurance in-force.......   $  489,194 $  450,342 $  52,728  $  91,580          57.6%
                               ============ ========== ========= ==========
Insurance premium
Life insurance (1)............   $    1,995 $      943 $      94  $   1,146           8.2%
Accident and health insurance.          231        225        --          6             --
                               ------------ ---------- --------- ----------
 Total insurance premium......   $    2,226 $    1,168 $      94  $   1,152           8.2%
                               ============ ========== ========= ==========
2013
Life insurance in-force.......   $  467,458 $  428,842 $  10,931  $  49,547          22.1%
                               ============ ========== ========= ==========
Insurance premium
Life insurance (1)............   $    1,356 $      746 $      73  $     683          10.6%
Accident and health insurance.          234        228        --          6             --
                               ------------ ---------- --------- ----------
 Total insurance premium......   $    1,590 $      974 $      73  $     689          10.6%
                               ============ ========== ========= ==========
2012
Life insurance in-force.......   $  429,738 $  389,156 $  11,387  $  51,969          21.9%
                               ============ ========== ========= ==========
Insurance premium
Life insurance (1)............   $    1,827 $      581 $     962  $   2,208          43.5%
Accident and health insurance.          248        241        --          7             --
                               ------------ ---------- --------- ----------
 Total insurance premium......   $    2,075 $      822 $     962  $   2,215          43.5%
                               ============ ========== ========= ==========

--------

(1)Includes annuities.

  For the year ended December 31, 2014, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $292.0 billion and $50.2 billion, respectively, and life insurance premiums of $830 million and $55 million, respectively. For the year ended December 31, 2013, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $270.0 billion and $10.0 billion, respectively, and life insurance premiums of $638 million and $28 million, respectively. For the year ended December 31, 2012, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $237.3 billion and $10.6 billion, respectively, and life insurance premiums of $477 million and $912 million, respectively.

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



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


                                     PART C



                               OTHER INFORMATION
-----------------



ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


(a)        Financial Statements


   The financial statements and financial highlights of each of the Subaccounts of the Separate Account are included in Part B hereof and include:

   (1)   Report of Independent Registered Public Accounting Firm

   (2)   Statements of Assets and Liabilities as of December 31, 2014

   (3)   Statements of Operations for the year ended December 31, 2014

   (4) Statements of Changes in Net Assets for the years ended December 31, 2014 and 2013

   (5)   Notes to the Financial Statements

   The consolidated financial statements and financial statement schedules of MetLife Insurance Company USA and subsidiaries are included in Part B hereof and include:

   (1)   Report of Independent Registered Public Accounting Firm

   (2)   Consolidated Balance Sheets as of December 31, 2014 and 2013

   (3) Consolidated Statements of Operations for the years ended December 31, 2014, 2013 and 2012

   (4) Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2014, 2013 and 2012

   (5) Consolidated Statements of Stockholder's Equity for the years ended December 31, 2014, 2013 and 2012

   (6) Consolidated Statements of Cash Flows for the years ended December 31, 2014, 2013 and 2012

   (7)   Notes to the Consolidated Financial Statements

   (8)   Financial Statement Schedules



(b)        Exhibits

EXHIBIT
NUMBER                DESCRIPTION
------                -----------


1. Resolution of The Travelers Insurance Company Board of Directors authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to the Registration Statement on Form N-4, filed May 23, 1997.)



1(a). Resolution of MetLife Insurance Company of Connecticut Board of Directors dated August 13, 2014 (including Certificate of Conversion, Certificate of Incorporation and Certificate of Redomestication) (Incorporated herein by reference to Exhibit 2(c) to MetLife Insurance Company USA's Registration Statement on Form S-3, File No. 333-201857, filed February 4, 2015.)


2.                    Not Applicable



3(a). Distribution and Principal Underwriting Agreement among the Registrant, MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company. (Incorporated herein by reference to Exhibit 3(a) to Post-Effective Amendment No. 19 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)



3(a)(i). Amendment to Distribution and Principal Underwriting Agreement between MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (effective November 14, 2014). (Incorporated herein by reference to Exhibit 3(i)(b) to MetLife Insurance Company USA's Registration Statement on Form N-4, File Nos. 333-200231/811-03365, filed on November 17, 2014.)



3(b). Form of Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities'

EXHIBITNUMBER         DESCRIPTION
       ------         -----------


                      Registration Statement on Form N-4, File No. 033-65343, filed April 6, 2006.)


3(c). Agreement and Plan of Merger (10-26-06) (MLIDLLC into MLIDC). (Incorporated herein by reference to Exhibit 3(c) to Post-Effective Amendment No. 16 to MetLife of CT Fund ABD for Variable Annuities' Registration Statement on Form N-4, File Nos. 033-65343/811-07465, filed April 4,
                      2007.)


3(d).                 Master Retail Sales Agreement (MLIDC) (9-2012).
                      (Incorporated herein by reference to Exhibit 3(d) to Post-Effective Amendment No. 23 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-101778, filed April 3, 2013.)


3(e). Services Agreement between MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut and Amendment No. 1 to Services Agreement. (Incorporated herein by reference to Exhibit 3(e) to Post-Effective Amendment No. 15 to MetLife of CT Fund BD for Variable Annuities' Registration Statement on Form N-4, File Nos. 033-73466/811-08242, filed April 7, 2008.)


4(a). Form of Variable Annuity Contract. (Incorporated herein by reference to Exhibit 4 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-101778, filed April 17, 2003.)


4(b).                 Form of Guaranteed Minimum Withdrawal Rider.
                      (Incorporated herein by reference to Exhibit 4 to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-101778, filed November 19, 2004.)


4(c). Company Name Change Endorsement The Travelers Insurance Company effective May 1, 2006. (Incorporated herein by reference to Exhibit 4(c) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities' Registration Statement on Form N-4, File No. 033-65343, filed April 6, 2006.)


4(d). Roth 401 Endorsement. (Incorporated herein by reference to Exhibit 4(d) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities' Registration Statement on Form N-4, File No. 033-65343, filed April 6, 2006.)


4(e). Roth 403(b) Endorsement. (Incorporated herein by reference to Exhibit 4(e) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities' Registration Statement on Form N-4, File No. 033-65343, filed April 6, 2006.)


4(f). 403(b) Nationwide Tax Sheltered Annuity Endorsement (L-22487 (12/08)). (Incorporated herein by reference to Exhibit 4(e)(i) to Post-Effective Amendment No. 2 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-152189, filed April 6, 2010.)


4(g).                 401(a)/403(a) Plan Endorsement (L-22492 (5/11)).
                      (Incorporated herein by reference to Exhibit 4(j) to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-152189, filed April 4, 2012.)



4(h)                  Company Name Change Endorsement (6-E120-14).
                      (Incorporated herein by reference to Exhibit 4(a)(i) to MetLife USA's Registration Statement on Form S-3, File No. 333-201857, filed February 4, 2015.)



5(a). Form of Application. (Incorporated herein by reference to Exhibit 5 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-101778, filed April 17, 2003.)


5(b). Form of Variable Annuity Application. (Incorporated herein by reference to Exhibit 5 to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities' Registration Statement on Form N-4, File No. 033-65343, filed April 6, 2006.)



6(a). Copy of Certificate of Incorporation of the Company and Certificate of Amendment (effective November 14, 2014). (Incorporated herein by reference to Exhibit 6(i) to MetLife Investors USA Separate Account A's Registration Statement on Form N-4, File Nos. 333-200231/811-03365,
                      filed on November 17, 2014.)




6(b). Copy of the By-Laws of the Company. (Incorporated herein by reference to Exhibit 6(ii) to MetLife Investors USA Separate Account A's Registration Statement on Form N-4, File Nos. 333-200231/811-03365, filed November 17, 2014.)

EXHIBITNUMBER         DESCRIPTION
       ------         -----------


6(c). Certificate of Amendment, dated February 10, 2006, of the Charter as Amended and Restated of The Travelers Insurance Company effective May 1, 2006. (Incorporated herein by reference to Exhibit 6(c) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities' Registration Statement on Form N-4, File No. 033-65343, filed April 6, 2006.)


6(d). Certificate of Correction, dated April 4, 2007, to the Certificate of Amendment of the Charter of MetLife Insurance Company of Connecticut, dated February 10, 2006. (Incorporated herein by reference to Exhibit 6(d) to Post-Effective Amendment No. 11 to MetLife of CT Separate Account Nine for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-65926/811-09411, filed on October 31, 2007.)


7(a). Form of Reinsurance Contract. (Incorporated herein by reference to Exhibit 7 to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-65942, filed April 15, 2003.)


7(b). Automatic Reinsurance Agreement between MetLife Insurance Company of Connecticut and Exeter Reassurance Company, Ltd. (effective April 1, 2006). (Incorporated herein by reference to Exhibit 7(b) to Post-Effective Amendment No. 4 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 4, 2012.)


7(c). Automatic Reinsurance Agreement between MetLife Life and Annuity Company of Connecticut and Exeter Reassurance Company, Ltd. (effective April 1, 2006). (Incorporated herein by reference to Exhibit 7(c) to Post-Effective Amendment No. 4 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 4,
                      2012.)



7(d). Service Agreement and Indemnity Combination Coinsurance and Modified Coinsurance Agreement of Certain Annuity Contracts between MetLife Insurance Company of Connecticut and Metropolitan Life Insurance Company (Treaty #20176). (Incorporated herein by reference to Exhibit 7(d) to Post-Effective Amendment No. 24 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 4, 2014.)


7(e). Amendment to the Automatic Reinsurance Agreement effective as of April 1, 2006 between MetLife Insurance Company of Connecticut and Exeter Reassurance Company, Ltd. (effective January 1, 2014). (filed herewith)


7(f). Amended and Restated Indemnity Retrocession Agreement Coverage effective as of April 1, 2006 between MetLife Insurance Company USA and Catalyst Re Ltd. (filed herewith)



8(a). Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut effective August 31, 2007. (Incorporated herein by reference to Exhibit 8(e) to Post-Effective Amendment No. 11 to MetLife of CT Separate Account Nine for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-65926/811-09411, filed October 31,
                      2007.)


8(a)(i). Amendment dated April 30, 2010 to the Participation Agreement dated August 31, 2007 by and among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(b)(iii) to Post-Effective Amendment No. 4 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 4, 2012.)


8(b). Participation Agreement Among Met Investors Series Trust, Met Investors Advisory, LLC, MetLife Investors Distribution Company, The Travelers Insurance Company and The Travelers Life and Annuity Company effective November 1, 2005. (Incorporated herein by reference to Exhibit 8(c) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities' Registration Statement on Form N-4, File No. 033-65343, filed April 6, 2006.)


8(b)(i). First Amendment dated May 1, 2009 to the Participation Agreement dated November 1, 2005 by and among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of

EXHIBITNUMBER         DESCRIPTION
       ------         -----------


                      Connecticut. (Incorporated herein by reference to Exhibit 8(a)(i) to Post-Effective Amendment No. 4 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 4, 2012.)


8(b)(ii).             Amendment dated April 30, 2010 to the Participation
                      Agreement dated November 1, 2005 by and among Met
                      Investors Series Trust, MetLife Advisers, LLC, MetLife
                      Investors Distribution Company and MetLife Insurance
                      Company of Connecticut. (Incorporated herein by reference to Exhibit 8(a)(ii) to Post-Effective Amendment No. 4 to
                      MetLife of CT Separate Account Eleven for Variable
                      Annuities' Registration Statement on Form N-4, File Nos.
                      333-152189/811-21262, filed April 4, 2012.)



8(b)(iii).            Amendment to Participation Agreement Among Met Investors
                      Series Trust, MetLife Advisers, LLC, MetLife Investors
                      Distribution Company and MetLife Insurance Company of
                      Connecticut (effective November 17, 2014). (Incorporated herein by reference to Exhibit 8(i)(d) to MetLife
                      Investors USA Separate Account A's Registration Statement on Form N-4, File Nos. 333-200231/811-03365, filed on
                      November 17, 2014.)



8(c). Participation Agreement Among AIM Variable Insurance Funds, AIM Distributors, Inc., The Travelers Insurance Company, The Travelers Life and Annuity Company and Travelers Distribution LLC effective October 1, 2000 and Amendments to the Participation Agreement (respectively effective May 1, 2003, March 31, 2005 and April 28, 2008.) (Incorporated herein by reference to Exhibit 8(c) to Post-Effective Amendment No. 19 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)


8(c)(i). Amendment dated April 30, 2010 to the Participation Agreement dated October 1, 2000 by and among AIM Variable Insurance Funds, A I M Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company. (Incorporated herein by reference to Exhibit 8(c)(i) to Post-Effective Amendment No. 21 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-101778, filed April 5, 2011.)


8(c)(ii).             Amendment dated April 30, 2010 to the Participation
                      Agreement dated October 1, 2000 between AIM Variable
                      Insurance Funds (Invesco Variable Insurance Funds)
                      ("AVIF"), Invesco Distributors, Inc. and MetLife
                      Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(c)(ii) to Post-Effective Amendment
                      No. 21 to MetLife of CT Separate Account Eleven for
                      Variable Annuities' Registration Statement on Form N-4,
                      File No. 333-101778, filed April 5, 2011.)



8(c)(iii.)            Amendment to Participation Agreement with AIM Variable
                      Insurance Funds (Invesco Variable Insurance Funds) and
                      Invesco Distributors, Inc. (effective November 17, 2014.)
                      (Incorporated herein by reference to Exhibit No. 8(i)(d) to MetLife Investors Variable Annuity Account One's
                      Registration Statement on Form N-4 File Nos. 333-
                      200247/811-05200, filed on November 17, 2014.)


8(d). Participation Agreement by and among The Alger Portfolios, MetLife Insurance Company USA and Fred Alger & Company, Inc. (effective November 17, 2014). (Incorporated herein by reference to Exhibit 8(i) to MetLife Investors USA Separate Account A's Registration Statement on Form N-4, File Nos. 333-200240/811-03365,
                      filed November 17, 2014.)



8(e). Participation Agreement Among The Travelers Insurance Company, The Travelers Life and Annuity Company, American Funds Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company effective October 1, 1999 and Amendments to the Participation Agreement (respectively effective May 1, 2001, December 31, 2002, April 14, 2003, October 20, 2005 and April 28,
                      2008.) (Incorporated herein by reference to Exhibit 8(e) to Post-Effective Amendment No. 19 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)


8(e)(i). Amendment dated April 30, 2010 to the Participation Agreement dated October 1, 1999 between American Funds Insurance Series, Capital Research and Management Company and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(d)(i) to Post-Effective Amendment No. 3 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-152194, filed April 5, 2011.)

EXHIBITNUMBER         DESCRIPTION
       ------         -----------



8(e)(ii).             Amendment No. 7 to the Participation Agreement Among
                      MetLife Insurance Company of Connecticut, American Funds
                      Insurance Series, American Funds Distributors, Inc. and
                      Capital Research and Management Company. (Incorporated herein by reference to Exhibit 8(iii)(c) to MetLife
                      Investors USA Separate Account A's Registration Statement on Form N-4, File Nos. 333-200237/811-03365, filed
                      November 17, 2014.)



8(f). Participation Agreement Among The Travelers Insurance Company, Credit Suisse Trust, Credit Suisse Asset Management, LLC and Credit Suisse Asset Management Securities effective June 8, 2003 and an Amendment to the Participation Agreement (effective December 10, 2004.) (Incorporated herein by reference to Exhibit 8(f) to Post-Effective Amendment No. 19 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)


8(g). Participation Agreement Among The Travelers Insurance Company, The Travelers Life and Annuity Company, Travelers Distribution LLC, Scudder Variable Series I, Scudder Distributors, Inc. and Deutsche Asset Management effective June 5, 2003 and Amendments to the Participation Agreement (respectively effective August 1, 2003, December 12, 2003, May 3, 2004 and April 15, 2005.)
                      (Incorporated herein by reference to Exhibit 8(g) to Post-Effective Amendment No. 19 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)


8(g)(i). Amendment dated April 30, 2010 to the Participation Agreement dated June 5, 2003 between DWS Variable Series I, DWS Investments Distributors, Inc., Deutsche Investment Management Americas Inc. and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(g)(i) to Post-Effective Amendment No. 21 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-101778, filed April 5, 2011.)


8(h). Participation Agreement Among The Travelers Insurance Company, The Travelers Life and Annuity Company, Travelers Distribution LLC, Scudder Variable Series II, Scudder Distributors, Inc. and Deutsche Asset Management effective June 5, 2003 and Amendments to the Participation Agreement (respectively effective August 1, 2003, December 12, 2003, May 3, 2004, November 1, 2004
                      and December 28, 2004.) (Incorporated herein by reference to Exhibit 8(h) to Post-Effective Amendment No. 19 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)


8(h)(i). Amendment dated April 30, 2010 to the Participation Agreement dated June 5, 2003 between DWS Variable Series II, DWS Investments Distributors, Inc., Deutsche Investment Management Americas Inc. and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(h)(i) to Post-Effective Amendment No. 21 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-101778, filed April 5, 2011.)



8(h)(ii).             Amendment to the Participation Agreement Among MetLife
                      Insurance Company of Connecticut, Deutsche Variable
                      Series II, DeAWM Distributors, Inc. and Deutsche
                      Investment Management Americas, Inc. (Incorporated herein by reference to Exhibit 8(vii)(c) to MetLife Investors
                      Variable Annuity Account One's Registration Statement on
                      Form N-4, File Nos. 333-200262/811-05200, filed November
                      17, 2014.)



8(i). Amended and Restated Participation Agreement Among The Travelers Insurance Company, The Travelers Life and Annuity Company, Travelers Distribution LLC, Franklin Templeton Variable Insurance Products Trust and Franklin Templeton Distributors, Inc. effective May 1, 2004 and an Amendment to the Amended and Restated Participation Agreement (effective May 1, 2005.) (Incorporated herein by reference to Exhibit 8(i) to Post-Effective Amendment No. 19 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)


8(i)(i). Amendment No. 5 dated October 5, 2010 to the Amended and Restated Participation Agreement dated May 1, 2004 Among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company. (Incorporated herein by reference to Exhibit 8(d)(i) to Post-Effective Amendment No. 3 to MetLife of

EXHIBITNUMBER         DESCRIPTION
       ------         -----------


                      CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-152189, filed April 5, 2011.)


8(i)(ii).             Participation Agreement Addendum effective May 1, 2011
                      Among Franklin Templeton Variable Insurance Products
                      Trust, Franklin/Templeton Distributors, Inc., MetLife
                      Insurance Company of Connecticut and MetLife Investors
                      Distribution Company. (Incorporated herein by reference to Exhibit 8(d)(ii) to Post-Effective Amendment No. 4 to
                      MetLife of CT Separate Account Eleven for Variable
                      Annuities' Registration Statement on Form N-4, File Nos.
                      333-152189/811-21262, filed April 4, 2012.)


8(i)(iii).            Amendment dated January 15, 2013 to the Participation
                      Agreement Among Franklin Templeton Variable Insurance
                      Products Trust, Franklin/Templeton Distributors, Inc.,
                      MetLife Insurance Company of Connecticut and MetLife
                      Investors Distribution Company. (Incorporated herein by reference to Exhibit 8(i)(iii) to Post-Effective
                      Amendment No. 23 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form
                      N-4, File No. 333-101778, filed April 3, 2013.)



8(i)(iv).             Amendment No. 7 to the Amended and Restated Participation
                      Agreement Among Franklin Templeton Variable Insurance
                      Products Trust, Franklin/Templeton Distributors, Inc.,
                      MetLife Insurance Company of Connecticut and MetLife
                      Investors Distribution Company. (Incorporated herein by reference to Exhibit 8(ii)(e) to MetLife Investors
                      Variable Annuity Account One's Registration Statement on
                      Form N-4, File Nos. 333-200247/811-05200, filed
                      November 17, 2014.)



8(j). Participation Agreement Among MetLife Insurance Company of Connecticut, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC and Legg Mason Partners Fund Advisor, LLC effective January 1, 2009. (Incorporated herein by reference to Exhibit 8(k) to Post-Effective Amendment No. 19 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)


8(j)(i). Amendment dated April 30, 2010 to the Participation Agreement dated January 1, 2009 between Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC, Legg Mason Partners Fund Advisor, LLC and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(f)(i) to Post-Effective Amendment No. 3 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-152189, filed April 5, 2011.)



8(j)(ii).             Second Amendment to Participation Agreement Among Legg
                      Mason Investors Services, LLC, Legg Mason Partners Fund
                      Advisor, LLC, Legg Mason Partners Variable Equity Trust,
                      Legg Mason Partners Variable Income Trust and MetLife
                      Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(vii)(c) to MetLife Investors USA
                      Separate Account A's Registration Statement on Form N-4,
                      File Nos. 333-200237/811-03365, filed on November 17,
                      2014.)



8(k). Participation Agreement Among The Travelers Insurance Company, The Travelers Life and Annuity Company, Pioneer Variable Contracts Trust, Pioneer Investment Management, Inc. and Pioneer Fund Distributor, Inc. effective January 1, 2002 and Amendments to the Participation Agreement (respectively effective May 1, 2003 and April 28, 2008.) (Incorporated herein by reference to Exhibit 8(m) to Post-Effective Amendment No. 19 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)


8(k)(i). Amendment No. 3 dated May 1, 2011 to the Participation Agreement Among MetLife Insurance Company of Connecticut, Pioneer Variable Contracts Trust, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. (Incorporated herein by reference to Exhibit 8(k)(i) to Post-Effective Amendment No. 22 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-101778, filed April 4, 2012.)



8(k)(ii).             Amendment to Participation Agreement with Pioneer
                      Variable Contracts Trust (effective November 17, 2014).
                      (Incorporated herein by reference to Exhibit 8(iv)(c) to MetLife Investors USA Separate Account A's Registration
                      Statement on Form N-4, File Nos. 333-200288/811-03365,
                      filed November 17, 2014.)

EXHIBITNUMBER         DESCRIPTION
       ------         -----------


8(l). Amended and Restated Participation Agreement Among The Travelers Insurance Company, Fidelity Distributors Corporation, VIP Fund, VIP Fund II and VIP Fund III effective May 1, 2001 and Amendments to the Amended and Restated Participation Agreement (respectively effective May 1, 2003, December 8, 2004, October 1, 2005, June 18,
                      2007 and April 28, 2008.) (Incorporated herein by reference to Exhibit 8(o) to Post-Effective Amendment No. 19 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)


8(l)(i). Summary Prospectus Agreement Among Fidelity Distributors Corporation and MetLife Insurance Company of Connecticut effective April 30, 2010. (Incorporated herein by reference to Exhibit 8(c)(i) to Post-Effective Amendment No. 3 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-152189, filed April 5, 2011.)



8(l)(ii).             Amendment No. 5 to the Participation Agreement, as
                      Previously Amended Among MetLife Insurance Company of
                      Connecticut, Fidelity Variable Insurance Products Funds and Fidelity Distributors Corporation (effective November
                      17, 2014.) (Incorporated herein by reference to Exhibit
                      8(vii)(c) to MetLife Investors Variable Annuity Account
                      One's Registration Statement on Form N-4, File Nos. 333-
                      200247/811-05200, filed on November 17, 2014.)



8(m). Amended and Restated Participation Agreement Among The Travelers Insurance Company, The Travelers Life and Annuity Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. effective March 1, 1998 and Amendments to the Amended and Restated Participation Agreement (respectively effective May 17, 2001, April 3, 2003, October 22, 2004 and September 1, 2005.) (Incorporated herein by reference to Exhibit 8(p) to Post-Effective Amendment No. 19 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)


8(m)(i). Amendment No. 5 dated April 15, 2011 to the Amended and Restated Fund Participation Agreement dated March 23, 1998 among The Travelers Insurance Company, The Travelers Life and Annuity Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (Incorporated herein by reference to Exhibit h 9 i to Post-Effective Amendment No. 18 to MetLife of CT Fund UL III Registration Statement on Form N-6, File No. 333-71349, filed April 5, 2012.)



8(m)(ii).             Amendment No. 6 to the Amended and Restated Fund
                      Participation Agreement dated March 23, 1998 Among
                      MetLife Insurance Company of Connecticut, Dreyfus
                      Variable Investment Fund and the Dreyfus Socially
                      Responsible Growth Fund, Inc. (filed herewith.)


8(n). Participation Agreement Among Trust for Advised Portfolios, Quasar Distributors, LLC, 1919 Investment Counsel, LLC and MetLife Insurance Company USA (effective November 17, 2014.) (filed herewith.)



9. Opinion of Counsel as to the legality of securities being registered. (Incorporated herein by reference to Exhibit 9 to Post-Effective Amendment No. 19 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)


10. Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm. (Filed herewith.)


11.                   Not Applicable


12.                   Not Applicable



13.                   Powers of Attorney for Eric T. Steigerwalt, Elizabeth M.
                      Forget, Gene L. Lunman, Anant Bhalla and Peter M. Carlson (filed herewith)

EXHIBITNUMBER         DESCRIPTION
       ------         -----------


ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

Principal Business Address:

     MetLife Insurance Company USA
     11225 North Community House Road
     Charlotte, North Carolina 28277



NAME AND PRINCIPAL                  POSITIONS AND OFFICES
BUSINESS ADDRESS                    WITH DEPOSITOR
---------------------------------   ---------------------------------------------------------------
Eric T. Steigerwalt                 Director, Chairman of the Board, President and Chief Executive
Gragg Building                      Officer
11225 North Community House Road
Charlotte, NC 28277



Elizabeth M. Forget            Director and Senior Vice President
1095 Avenue of the Americas
New York, NY 10036



Gene L. Lunman                      Director and Senior Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277



Peter M. Carlson               Executive Vice President and Chief Accounting Officer
1095 Avenue of the Americas
New York, NY 10036



Steven J. Goulart        Executive Vice President and Chief Investment Officer
10 Park Avenue
Morristown, NJ 07962




Ricardo A. Anzaldua            Executive Vice President and General Counsel
1095 Avenue of the Americas
New York, NY 10036





Robin F. Lenna         Executive Vice President
200 Park Avenue
12th Floor
New York, NY 10166





Anant Bhalla                        Senior Vice President and Chief Financial Officer
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Marlene B. Debel               Senior Vice President and Treasurer
1095 Avenue of the Americas
New York, NY 10036




Roberto Baron                  Senior Vice President and Senior Actuary
1095 Avenue of the Americas
New York, NY 10036

Steven J. Brash        Senior Vice President
227 Park Avenue
46th Floor
New York, NY 10172



Adam M. Hodes                  Senior Vice President
1095 Avenue of the Americas
New York, NY 10036




Jason P. Manske           Senior Vice President and Chief Hedging Officer
10 Park Avenue
Morristown,. NJ -7962





Jean P. Vernor                 Senior Vice President
1095 Avenue of the Americas
New York, NY 10036





Stewart M. Ashkenazy           Vice President and Senior Actuary, and Illustration Actuary
1095 Avenue of the Americas
New York, NY 10036




S. Peter Headley             Vice President and Assistant Secretary
10801 Mastin Boulevard
Suite 930
Overland Parks, KS 66210




Andrew Kaniuk             Vice President and Senior Actuary
501 Route 22
Bridgewater, NJ 08807




Christopher A. Kremer          Vice President and Actuary
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101




Lisa S. Kuklinski              Vice President and Senior Actuary
1095 Avenue of the Americas
New York, NY 10036





Enid M. Reichert          Vice President and Actuary
501 Route 22
Bridgewater, NJ 08807





Ruth Y. Sayasith          Vice President and Appointed Actuary
501 Route 22
Bridgewater, NJ 08807





Christopher Siudzinski         Vice President and Actuary
1095 Avenue of the Americas
New York, NY 10036





Wendy Lee Williams                  Vice President and Illustration Actuary
Woodward Building
11215 North Community House Road
Charlotte, NC 28277

Marian J. Zeldin          Vice President and Actuary
501 Route 22
Bridgewater, NJ 08807





Scott E. Andrews              Vice President
4700 Westown Pkwy.
Suite 200
West Des Moines, IA 50266




Andrew T. Aoyama       Vice President
200 Park Avenue
12th Floor
New York, NY 10166




Grant Barrans            Vice President
600 North King Street
Wilmington, DE 19801





Henry W. Blaylock      Vice President
200 Park Avenue
12th Floor
New York, NY 10166





Timothy J. Brown          Vice President
501 Route 22
Bridgewater, NJ 08807




Mark J. Davis             Vice President
501 Route 22
Bridgewater, NJ 08807



Lynn A. Dumais            Vice President
18210 Crane Nest Drive
Tampa, FL 33647




Kevin G. Finneran                   Vice President
Woodward Building
11215 North Community House Road
Charlotte, NC 28277




Geoffrey A. Fradkin       Vice President
501 Route 22
Bridgewater, NJ 08807



Judith A. Gulotta        Vice President
10 Park Avenue
Morristown, NJ 07962




Jeffrey P. Halperin                 Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 29277





Regynald Heurtelou       Vice President
334 Madison Avenue
Morristown, NJ 07960

Gregory E. Illson                   Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 29277




John J. Iwanicki          Vice President
18210 Crane Nest Drive
Tampa, FL 33647



Karen A. Johnson        Vice President
One Financial Center
Boston, MA 02111



Derrick L. Kelson      Vice President
1200 Abernathy Road
Suite 1400
Atlanta, GA 30328



James W. Koeger            Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128




Cynthia A. Mallet Kosakowski     Vice President
One Financial Center
21st Floor
Boston, MA 02111





John P. Kyne, III                   Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 29277





Timothy J. McLinden     Vice President
277 Park Avenue
46th Floor
New York, NY 10172





James J. Reilly         Vice President
One Financial Center
21st Floor
Boston, MA 02111





Mark S. Reilly                       Vice President and Illustration Actuary
Woodward Building
11215 North Community House Road
Charlotte, NC 28277




Thomas J. Schuster     Vice President
200 Park Avenue
12th Floor
New York, NY 10166



Steven G. Sorrentino      Vice President and Actuary, and Appointed Actuary
501 Route 22
Bridgewater, NJ 08807

Robert L. Staffier, Jr.        Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101




Barbara Stros                       Vice President
Woodward Building
11215 North Community House Road
Charlotte, NC 28277





Nan D. Tecotzky        Vice President
200 Park Avenue
12th Floor
New York, NY 10166




Mark H. Wilsmann         Vice President
10 Park Avenue
Morristown, NJ 07962



Jacob M. Jenkelowitz           Secretary
1095 Avenue of the Americas
New York, NY 10036

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


The Registrant is a separate account of MetLife Insurance Company USA under Delaware insurance law. The Depositor is a wholly owned subsidiary of MetLife, Inc., a publicly traded company. No person is controlled by the Registrant. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                            AS OF December 31, 2014

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2014. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Home Loans LLC (DE)

C.    New England Securities Corporation (MA)

D.    Metropolitan Tower Life Insurance Company (DE)


      1.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     2.     Plaza Drive Properties, LLC (DE)

     3.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

            d)    1320 Venture LLC (DE)

                  i) 1320 Owner LP (DE) - a 99.9% limited partnership of 1320 Owner LP is held by 1320 Venture LLC and 0.1% general partnership is held by 1320 GP LLC.

            e)    1320 GP LLC (DE)

E. MetLife Chile Inversiones Limitada (Chile) - 70.4345328853% of MetLife Chile Inversiones Limitada is owned by MetLife, Inc., 26.6071557459% by American Life Insurance Company ("ALICO"), 2.9583113284% is owned by Inversiones MetLife Holdco Dos Limitada and 0.0000000404% is owned by Natilportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile) - 99.9969% of MetLife Chile Seguros de Vida S.A. is held by MetLife Chile Inversiones Limitada and 0.0031% by International Technical and Advisory Services Limited ("ITAS").

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile) - 99.99% of MetLife Chile Administradora de Mutuos Hipotecarios S.A. is held by MetLife Chile Seguros de Vida S.A. and 0.01% is held by MetLife Chile Inversiones Limitada.

      2. Legal Chile S.A. (Chile) - 51% of Legal Chile S.A. is owned by MetLife Chile Inversiones Limitada and the remaining interest is owned by a third party.

            a) Legagroup S.A. (Chile) - 99% of Legagroup S.A. is owned by Legal Chile S.A. and the remaining interest is owned by a third party.

      3. Inversiones MetLife Holdco Tres Limitada (Chile) - 99.9% of Inversiones MetLife Holdco Tres Limitada is owned by MetLife Chile Inversiones Limitada and 0.1% is owned by Inversiones MetLife Holdco Dos Limitada.

            a) MetLife Chile Acquisition Co. S.A. (Chile) - 45% of MetLife Chile Acquisition Co. S.A. is owned by Inversiones MetLife Holdco Dos Limitada, 45% is owned by Inversiones MetLife Holdco Tres Limitada and 10% is owned by MetLife Chile Inversiones Limitada.

                  i) Inversiones Previsionales S.A. (Chile) - 99.999% of Inversiones Previsionales S.A. is owned by MetLife Chile Acquisition Co. S.A. and 0.001% is owned by Inversiones MetLife Holdco Tres Limitada.

                        aa) AFP Provida S.A. (Chile) - 51.62% of AFP Provida S.A. is owned by Inversiones Previsionales S.A., 21.97% is owned indirectly (by means of ADR) by MetLife Chile Acquisition Co. S.A., 17.79% is owned directly by MetLife Chile Acquisition Co. S.A. and the remainder is owned by third parties.

                              1) Provida Internacional S.A. (Chile) - 99.99% of Provida Internacional S.A. is owned by AFP Provida S.A. and 0.01% by Inversiones Previsionales S.A.

                                    ii)   AFP Genesis Administradora de Fondos y
                                          Fidecomisos S.A. (Ecuador) - 99.9997%
                                          of AFP Genesis Administradora de
                                          Fondos y Fidecomisos S.A. is owned by
                                          Provida Internacional S.A. and 0.0003%
                                          is owned by Inversiones Previsionales
                                          S.A.

      4. MetLife Chile Seguros Generales S.A. (Chile) - 99.9% of MetLife Chile Seguros Generales, S.A. is owned by MetLife Chile Inversiones Limitada and 0.1% is owned by Inversiones MetLife Holdco Dos Limitada.

F.    MetLife Securities, Inc. (DE)

G.    Enterprise General Insurance Agency, Inc. (DE)

H.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      5.    Metropolitan Group Property and Casualty Insurance Company (RI)

      6.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      7.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

I.    First MetLife Investors Insurance Company (NY)

J.    Newbury Insurance Company, Limited (DE)

K.    MetLife Investors Group, LLC (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    MetLife Advisers, LLC (MA)

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

L.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Excelencia Operativa y Tecnologica, S.A. de C.V. (Mexico)

                  i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. PNB MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.


      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99935% is owned by MetLife International Holdings, Inc. and 0.00065% is owned by Natiloporterm Holdings, Inc.


      5. MetLife Seguros S.A. (Argentina)- 79.3196% is owned by MetLife International Holdings, Inc., 2.6753% is owned by Natiloportem Holdings, Inc., 16.2046% by ALICO and 1.8005% by ITAS.


      6. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 66.662% is owned by MetLife International Holdings, Inc., 33.337% is owned by MetLife Worldwide Holdings, Inc. and 0.001% is owned by Natiloportem Holdings, Inc.


      7.    MetLife Global, Inc. (DE)

      8. MetLife Administradora de Fundos Multipatrocinados Ltda. (Brazil) - 99.99998% of MetLife Administradora de Fundos Multipatrocinados Ltda. is owned by MetLife International Holdings, Inc. and 0.00002% by Natiloportem Holdings, Inc.

      9. MetLife Seguros de Retiro S.A. (Argentina) - 95.5883% is owned by MetLife International Holdings, Inc., 3.1102% is owned by Natiloportem Holdings, Inc., 1.3014% by ALICO and 0.0001% by ITAS.

      10. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc. and 95% is owned by MetLife International Holdings Inc.

      11. Compania Inversora MetLife S.A. (Argentina) - 95.46% is owned by MetLife International Holdings, Inc. and 4.54% is owned by Natiloportem Holdings, Inc.

            a) MetLife Servicios S.A. (Argentina) - 18.87% of the shares of MetLife Servicios S.A. are held by Compania Inversora MetLife S.A., 79.88% is owned by MetLife Seguros S.A., 0.99% is held by Natiloportem Holdings, Inc. and 0.26% is held by MetLife Seguros de Retiro S.A.

      12.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Direct Co., LTD. (Japan)

            b)    MetLife Limited (Hong Kong)

                  i) BIDV MetLife Life Insurance Limited Liability Company (Vietnam) - 60% of BIDV MetLife Life Insurance Limited Liability Company is held by MetLife Limited (Hong Kong) and the remainder by third parties

      13.   MetLife International Limited, LLC (DE)

      14. MetLife Planos Odontologicos Ltda. (Brazil) - 99.999% is owned by MetLife International Holdings, Inc. and 0.001% is owned by Natiloportem Holdings, Inc.

      15.   MetLife Ireland Holdings One Limited (Ireland)

            a) MetLife Global Holdings Corporation S.A. de C.V. (Mexico/Ireland) - 98.9% is owned by MetLife Ireland Holdings One Limited and 1.1% is owned by MetLife International Limited, LLC.

                  i)    MetLife Ireland Treasury Limited (Ireland)

                        aa)   MetLife General Insurance Limited (Australia)

                        bb) MetLife Insurance Limited (Australia) - 91.16468% of MetLife Insurance Limited (Australia) is owned by MetLife Ireland Treasury Limited and 8.83532% is owned by MetLife Global Holdings Corp. S.A. de C.V.

                              1)    The Direct Call Centre PTY Limited
                                    (Australia)

                              2)    MetLife Investments PTY Limited (Australia)

                                    aa)   MetLife Insurance and Investment Trust
                                          (Australia) - MetLife Insurance and
                                          Investment Trust is a trust vehicle,
                                          the trustee of which is MetLife
                                          Investments PTY Limited ("MIPL"). MIPL
                                          is a wholly owned subsidiary of
                                          MetLife Insurance Limited.

                  ii) Metropolitan Global Management, LLC (DE/Ireland) - 99.7% is owned by MetLife Global Holdings Corporation S.A. de C.V. and 0.3% is owned by MetLife International Holdings, Inc.

                        aa) MetLife Pensiones Mexico S.A. (Mexico)- 97.4738% is owned by Metropolitan Global Management, LLC and 2.5262% is owned by MetLife International Holdings, Inc.

                        bb) MetLife Mexico Servicios, S.A. de C.V. (Mexico) - 98% is owned by Metropolitan Global Management, LLC and 2% is owned by MetLife International Holdings, Inc.

                        cc) MetLife Mexico S.A. (Mexico)- 99.050271% is owned by Metropolitan Global Management, LLC and 0.949729% is owned by MetLife International Holdings, Inc.

                              1) MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. and 0.01% is owned by MetLife Pensiones Mexico S.A.

                                    aa)    Met1 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    ab)    Met2 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    ac)    MetA SIEFORE Adicional, S.A. de C.V.
                                           (Mexico)- 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    ad)    Met3 SIEFORE Basica, S.A. de C.V.
                                           (Mexico) - 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    ae)    Met4 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    af)    Met5 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                              2)    ML Capacitacion Comercial S.A. de
                                    C.V.(Mexico) - 99% is owned by MetLife
                                    Mexico S.A. and 1% is owned by MetLife
                                    Mexico Cares, S.A. de C.V.

                        dd) MetLife Saengmyoung Insurance Co. Ltd. (also known as MetLife Insurance Company of Korea Limited) (South Korea)- 14.64% is owned by MetLife Mexico, S.A. and 85.36% is owned by Metropolitan Global Management, LLC.

                        ee)   GlobalMKT S.A. (Uruguay)

      16.   MetLife Asia Limited (Hong Kong)

      17. AmMetLife Insurance Berhad (Malaysia) - 50.000001% of AmMetLife Insurance Berhad is owned by MetLife International Holdings, Inc. and the remainder is owned by a third party.

      18. AmMetLife Takaful Berhad (Malaysia) - 49.999999% of AmMetLife Takaful Berhad is owned by MetLife International Holdings, Inc. and the remainder is owned by a third party.

      19. MAXIS GBN S.A.S. (France) - 50% of MAXIS GBN S.A.S. is held by MetLife International Holdings, Inc. and the remainder by third parties.

M.    Metropolitan Life Insurance Company ("MLIC") (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

      2.    St. James Fleet Investments Two Limited (Cayman Islands)

            a)    Park Twenty Three Investments Company (United Kingdom)

                  i) Convent Station Euro Investments Four Company (United Kingdom)

                        aa)    OMI MLIC Investments Limited (Cayman Islands)

      3.    CRB Co., Inc. (MA)

      4.    MLIC Asset Holdings II LLC (DE)

            a)    El Conquistador MAH II LLC (DE)

            b) Mansell Office LLC (DE) - 73.0284% of Mansell Office LLC is owned by MLIC Asset Holdings II LLC and 26.9716% is owned by MLIC CB Holdings LLC.

            c) Mansell Retail LLC (DE) - 73.0284% of Mansell Retail LLC is owned by MLIC Asset Holdings II LLC and 26.9716% is owned by MLIC CB Holdings LLC.

      5.    CC Holdco Manager, LLC (DE)

      6.    Alternative Fuel I, LLC (DE)

      7.    Transmountain Land & Livestock Company (MT)

      8.    MetPark Funding, Inc. (DE)

      9.    HPZ Assets LLC (DE)

      10.   Missouri Reinsurance, Inc. (Cayman Islands)

      11.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      12.   ML New River Village III, LLC (DE)

      13.   MetLife RC SF Member, LLC (DE)

      14.   MetLife Private Equity Holdings, LLC (DE)

      15.   23rd Street Investments, Inc. (DE)

            a) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

            b) MetLife Capital, Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

                  i) Long Island Solar Farm, LLC ("LISF")(DE) - 9.61% membership interest is held by MetLife Renewables Holding, LLC and 90.39% membership interest is held by LISF Solar Trust in which MetLife Capital Limited Partnership has 100% beneficial interest.

                  ii)   MetLife Canada Solar ULC (Canada)

      16.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      17.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      18.   MetLife Investments Asia Limited (Hong Kong)

      19. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      20. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      21.   New England Life Insurance Company (MA)

      22.   General American Life Insurance Company (MO)

            a)    GALIC Holdings LLC (DE)

      23.   Corporate Real Estate Holdings, LLC (DE)

      24. Ten Park SPC (Cayman Islands) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      25.   MetLife Tower Resources Group, Inc. (DE)

      26.   Headland-Pacific Palisades, LLC (CA)

      27. Headland Properties Associates (CA) - 99% is owned by Metropolitan Life Insurance Company and 1% is owned by Headland-Pacific Palisades, LLC.

      28.   WFP 1000 Holding Company GP, LLC (DE)

      29.   White Oak Royalty Company (OK)

      30.   500 Grant Street GP LLC (DE)

      31. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC.

      32. MetLife Mall Ventures Limited Partnership (DE) - 99% LP interest of MetLife Mall Ventures Limited Partnership is owned by MLIC and 1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

            a) HMS Master Limited Partnership (DE) - 60% LP interest of HMS Master Limited Partnership is owned by MetLife Mall Ventures Limited Partnership. A 40% LP interest is owned by a third party. Metropolitan Tower Realty Company, Inc. is the GP.

                 i)   HMS Southpark Residential LLC (DE)


      33.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Associates LLC (DE)

      34.   Euro CL Investments, LLC (DE)

      35.   MEX DF Properties, LLC (DE)

      36. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

      37.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (United Kingdom)

      38.   Housing Fund Manager, LLC (DE)

            a) MTC Fund I, LLC (DE) - 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      39.   MLIC Asset Holdings LLC (DE)

      40.   85 Broad Street Mezzanine LLC (DE)

            a) 85 Broad Street LLC (DE) - 49.9% of 85 Broad Street LLC is owned by a third party.

      41.   The Building at 575 Fifth Avenue Mezzanine LLC (DE)

            a)   The Building at 575 Fifth LLC (DE)

      42.   ML Bridgeside Apartments LLC (DE)

      43. Para-Met Plaza Associates (FL)- 75% of the General Partnership is held by Metropolitan Life Insurance Company and 25% of the General Partnership is held by Metropolitan Tower Realty Company, Inc.

      44.   MLIC CB Holdings LLC (DE)

      45. Met II Office Mezzanine LLC, (FL) - 10.4167% of the membership interest is owned by Metropolitan Tower Life Insurance Company and 89.5833% is owned by Metropolitan Life Insurance Company.

            a)   Met II Office LLC (FL)

      46.   The Worthington Series Trust (DE)

      47. MetLife CC Member, LLC (DE) - 63.415% of MetLife CC Member, LLC is held by Metropolitan Life Insurance Company, 31.707% by MetLife Insurance Company USA and 4.878% by General American Life Insurance Company.

      48.   Oconee Hotel Company, LLC (DE)

      49.   Oconee Land Company, LLC (DE)

            a)  Oconee Land Development Company, LLC (DE)

            b)  Oconee Golf Company, LLC (DE)

            c)  Oconee Marina Company, LLC (DE)

      50.   1201 TAB Manager, LLC (DE)

      51. MetLife 1201 TAB Member, LLC (DE) - 69.66% of MetLife 1201 TAB Member, LLC is owned by Metropolitan Life Insurance Company, 27.24% is owned by MetLife Insurance Company USA and 3.10% is owned by Metropolitan Property and Casualty Insurance Company.

            a) 1201 TAB Owner, LLC (DE) - 50% of 1201 TAB Owner, LLC is owned by Metlife 1201 TAB Member, LLC and the remainder is owned by a third party. Metlife 1201 TAB Manager, LLC is the manager of 1201 TAB Owner, LLC.

      52. MetLife LHH Member, LLC (DE) - 69.23% of MetLife LHH Member, LLC is owned by Metropolitan Life Insurance Company, 19.78% is owned by MetLife Insurance Company USA and 10.99% is owned by New
            England Life Insurance Company.

      53.   Ashton Southend GP, LLC (DE)

      54. Tremont Partners, LP (DE) - 99.9% LP interest of Tremont Partners, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Ashton Southend GP, LLC.

      55. Riverway Residential, LP (DE) - 99.9% LP interest of Riverway Residential, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      56. 10420 McKinley Partners, LP (DE) - 99.9% LP interest of 10420 McKinley Partners, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      57.   Ardrey Kell Townhomes, LLC (DE)

      58.   Boulevard Residential, LLC (DE)

      59.   465 N. Park Drive, LLC (DE)

      60.   Ashton Judiciary Square, LLC (DE)

      61. Sandpiper Cove Associates, LLC (DE) - 90.59% membership interest of Sandpiper Cove Associates, LLC is owned by MLIC and 9.41% is owned by Metropolitan Tower Realty Company.

      62. 1900 McKinney Properties, LP (DE) - 99.9% LP interest of 1900 McKinney Properties, LP is owned by MLIC and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      63.   Marketplace Residences, LLC (DE)

      64.   ML Swan Mezz, LLC (DE)

            a)    ML Swan GP, LLC (DE)

      65.   ML Dolphin Mezz, LLC (DE)

            a)    ML Dolphin GP, LLC (DE)

      66.   Haskell East Village, LLC (DE)

      67. MetLife Cabo Hilton Member, LLC (DE) - 54.129% of MetLife Cabo Hilton Member, LLC is owned by MLIC, 16.9% by General American Life Insurance Company, 28.971% by MetLife Insurance Company USA

      68.   ML Terraces, LLC (DE)

      69.   Chestnut Flats Wind, LLC (DE)

      70.   MetLife 425 MKT Member, LLC (DE)

            a) 425 MKT, LLC (DE) - 52.5% of 425 MKT, LLC is owned by MetLife 425 MKT Member, LLC and 47.5% is owned by a third party. 425 MKT, LLC is the managing member of 425 MKT REIT, LLC.

                 i) 425 MKT REIT, LLC (DE) - 99.9% of 425 MKT REIT, LLC is owned by 425 MKT, LLC and the remaining 0.1% by third parties.

      71.   MetLife OFC Member, LLC (DE)

            a) OFC Boston, LLC (DE) - 52.5% of OFC Boston, LLC is owned by MetLife OFC Member, LLC and 47.5% is owned by a third party.

                 i) OFC REIT, LLC (DE) - 99.9% of OFC REIT, LLC is owned by OFC Boston, LLC and the remaining 0.1% is owned by third parties.

                      1)   Dewey Square Tower Associates, LLC (MA)

      72. MetLife THR Investor, LLC (DE) - 85% of MetLife THR Investor, LLC is owned by MLIC and 15% is owned by MetLife Insurance Company USA.

      73. ML Southmore, LLC (DE) - 75.12% of ML Southmore, LLC is owned by MLIC and 24.88% is owned by MetLife Insurance Company USA.

      74. ML - AI MetLife Member 1, LLC (DE) - 83.675% of the membership interest is owned by MLIC, 10.563% by MetLife Insurance Company USA and 4.801% by Metropolitan Property and Casualty Insurance Company.

            a) ML - AI Venture 1, LLC (DE) - 51% of ML-AI Venture 1, LLC is owned by ML-AI MetLife Member 1, LLC and 49% is owned by a third party. MetLife Investment Management, LLC is the asset manager.

                 i)   ML-AI 125 Wacker, LLC (DE)

      75.   MetLife CB W/A, LLC (DE)

      76. MetLife Camino Ramon Member, LLC (DE) - 78.6% of MetLife Camino Ramon Member, LLC is owned by MLIC and 21.4% is owned by MetLife Insurance Company USA.

      77.   10700 Wilshire, LLC (DE)

      78.   Viridian Miracle Mile, LLC (DE)

      79. MetLife 555 12th Member, LLC (DE) - MetLife 555 12th Member, LLC is owned at 69.4% by MLIC, 25.2% by MetLife Insurance Company USA and 5.4% by GALIC.

            a) 555 12th, LLC (DE) - 52.5% of 555 12th, LLC is owned by MetLife 555 12th Member, LLC and the remainder by a third party.

                 i)   555 12 REIT, LLC (DE)

      80.   MetLife OBS Member, LLC (DE)

          a) OBS Boston, LLC (DE) - 52.5% of OBS Boston, LLC is owned by MetLife OBS Member, LLC and the remaining by third parties

                i) OBS REIT, LLC (DE) - 99.98% of OBS REIT, LLC is owned by OBS Boston, LLC and the remaining 0.02% by third parties

                      1)    OBS BOS Services, LLC (DE)

      81.   MetLife 1007 Stewart, LLC (DE)

      82.   ML-AI MetLife Member 2, LLC (DE)

            a) ML-AI Venture 2, LLC (DE) - 50% of ML-AI Venture 2, LLC is owned by ML-AI MetLife Member 2, LLC and the remaining by third parties.

                 i)   ML-AI Normandale, LLC

      83. 655 West Broadway, LLC (DE) - 90% of 655 West Broadway, LLC is owned by MLIC and 10% by Metropolitan Tower Realty Company, Inc.

      84.   MetLife FM Hotel Member, LLC (DE)

            a)   LHCW Holdings (U.S.) LLC (DE)

                 i)   LHC Holdings (U.S.) LLC (DE)

                      aa)   LHCW Hotel Holding LLC (DE)

                            1)   LHCW Hotel Holding (2002) LLC (DE)

                            2)   LHCW Hotel Operating Company (2002) LLC (DE)

      85. ML Mililani Member, LLC (DE)- is owned at 70% by MLIC, 25% by MetLife Insurance Company USA and 5% by General American Life Insurance Company.

N.    MetLife Capital Trust IV (DE)

O.    MetLife Insurance Company USA (DE)

      1.    MetLife Property Ventures Canada ULC (Canada)

      2.    Metropolitan Connecticut Property Ventures, LLC (DE)

      3.    MetLife Canadian Property Ventures LLC (NY)

      4.    Euro TI Investments LLC (DE)

      5.    Greenwich Street Investments, L.L.C. (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      6. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company USA.

      7.    MetLife USA Assignment Company (CT)

      8.    TIC European Real Estate LP, LLC (DE)

      9.    MetLife European Holdings, LLC (DE)

      10.   Euro TL Investments LLC (DE)

      11.   Corrigan TLP LLC (DE)

      12.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

      13. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company USA and Metropolitan Life Insurance Company.

      14.   MetLife Renewables Holding, LLC (DE)

            a)    Greater Sandhill I, LLC (DE)

      15.   TLA Holdings II LLC (DE)

      16.   TLA Holdings III LLC (DE)

      17. MetLife Greenstone Southeast Ventures, LLC (DE) - 95% of MetLife Greenstone Southeast Venture, LLC is owned by MetLife Insurance Company USA and 5% is owned by Metropolitan Connecticut Properties Ventures, LLC.

            a)    MLGP Lakeside, LLC (DE)

      18. Sino-US United MetLife Insurance Co., Ltd. (China) - Sino-US United MetLife Insurance Co., Ltd. is owned at 27.8% by MetLife Insurance Company USA, 22.2% by MLIC and 50% by a third party.

P.    MetLife Reinsurance Company of South Carolina (SC)

Q.    MetLife Investment Management, LLC (DE)

      1.   MetLife Alternatives GP, LLC (DE)

           a) MetLife International PE Fund I, LP (Cayman Islands) - 92.593% of the Limited Partnership interests of this entity is owned by MetLife Insurance K.K., 4.115% is owned by MetLife Mexico S.A., 2.716% is owned by MetLife Limited (Hong Kong) and the remaining 0.576% is owned by Metropolitan Life Insurance Company of Hong Kong Limited.

           b) MetLife International PE Fund II, LP (Cayman Islands) - 94.54% of the limited partnership interests of MetLife International PE Fund II, LP is owned by MetLife Insurance K.K., 2.77% is owned by MetLife Limited (Hong Kong), 2.1% by MetLife Mexico, S.A. and 0.59% is owned by MetLife Insurance Company of Hong Kong Limited.

           c) MetLife International HF Partners, LP (Cayman Islands) - 87.77% of the Limited partnership interests of this entity is owned by MetLife Insurance K.K. and 9.54% is owned by MetLife Insurance Company of Korea Limited, 2.67% is owned by MetLife Limited (Hong Kong) and 0.02% is owned by MetLife Alternatives, GP

      2.   MetLife Loan Asset Management LLC (DE)

      3.   MetLife Core Property Fund GP, LLC (DE)

           a) MetLife Core Property Fund, LP (DE) - MetLife Core Property Fund GP, LLC is the general partner of MetLife Core Property Fund, LP (the "Fund"). A substantial majority of the limited partnership interests in the Fund are held by third parties. The following affiliates hold a minority share of the limited partnership interests in the Fund: Metropolitan Life Insurance Company owns 23.7%, General American Life Insurance Company owns 0.1% and MetLife Insurance Company USA owns 0.2%.

                i)   MetLife Core Property REIT, LLC (DE)

                     aa) MetLife Core Property Holdings, LLC (DE) - MetLife Core Property Holdings, LLC holds the following single-property limited liability companies: MCP 7 Riverway, LLC; MCP SoCal Industrial-Redondo, LLC; MCP SoCal Industrial-Springdale, LLC; MCP SoCal Industrial-Concourse, LLC; MCP SoCal Industrial-Kellwood, LLC; MCP SoCal Industrial-Bernado, LLC; MCP SoCal Industrial-Canyon, LLC; MCP SoCal Industrial-Anaheim, LLC; MCP SoCal Industrial-LAX, LLC; MCP SoCal Industrial-Fullerton, LLC; MCP SoCal Industrial-Ontario, LLC; MCP SoCal Industrial-Loker, LLC; MCP Paragon Point, LLC; MCP 4600 South Syracuse, LLC; MCP The Palms at Doral, LLC; MCP Waterford Atrium, LLC; MCP EnV Chicago, LLC; MCP 100 Congress, LLC; MCP 1900 McKinney, LLC; MCP 550 West Washington, LLC; MCP Main Street Village, LLC; MCP Lodge At Lakecrest, LLC; MCP Ashton South End, LLC, MCP 3040 Post Oak, LLC; MCP Plaza at Legacy, LLC; MCP VOA Holdings, LLC; MCP VOA I & III, LLC and MCP VOA II, LLC.

R.    MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

S.    MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           a)    MetLife Services East Private Limited (India)

           b) MetLife Global Operations Support Center Private Limited (India) - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, Inc.

T.    SafeGuard Health Enterprises, Inc. (DE)

      1.   MetLife Health Plans, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

U.    MetLife Capital Trust X (DE)

V.    Cova Life Management Company (DE)

W.    MetLife Reinsurance Company of Charleston (SC)

X.    MetLife Reinsurance Company of Vermont (VT)

Y.    Delaware American Life Insurance Company (DE)

Z.    Federal Flood Certification LLC (TX)

AA.   American Life Insurance Company (ALICO) (DE)

      1.    MetLife Insurance K.K. (Japan)

               a)  Communication One Kabushiki Kaisha (Japan)

      2.    MetLife Global Holding Company I GmbH (Swiss I) (Switzerland)

               a)  MetLife Global Holding Company II GmbH (Swiss II)
                   (Switzerland)

                   i) MetLife Emeklilik ve Hayat A.S. (Turkey) - 99.98% of MetLife Emeklilik ve Hayat A.S. is owned by Metlife Global Holding Company II GmbH (Swiss II) and the remainder by third parties.

                   ii)  ALICO European Holdings Limited (Ireland)

                        aa) ZAO Master D (Russia)

                           1) Closed Joint Stock Company MetLife Insurance
                              Company (Russia) - 51% of Closed Joint Stock
                              Company MetLife Insurance Company is owned by ZAO Master D and 49% is owned by MetLife Global Holding Company II GmbH.

                   iii) MetLife Asia Holding Company Pte. Ltd. (Singapore)

                           1) MetLife Innovation Centre Pte. Ltd. (Singapore)

                   iv)  MetLife Reinsurance Company of Bermuda Ltd. (Bermuda)

                   v)   MetLife Bulgaria Services EOOD (Bulgaria)

                   vi)  MetLife Investment Management Limited (United Kingdom)

                   vii) MetLife EU Holding Company Limited (Ireland)

                       aa) MetLife Europe Limited (Ireland) - 93% of MetLife
                           Europe Limited is owned by MetLife EU Holding Company Limited and 7% is owned by ALICO.

                           1. MetLife Pension Trustees Limited (United Kingdom)

                       bb) Agenvita S.r.l. (Italy)

                       cc) MetLife Europe Insurance Limited (Ireland)- 93% of
                           MetLife Europe Insurance Limited is owned by MetLife EU Holding Company Limited and 7% is owned by ALICO.

                       dd) MetLife Europe Services Limited (Ireland)

                       ee) MetLife Insurance Limited (United Kingdom)

                       ff) MetLife Limited (United Kingdom)

                       gg) MetLife Services, Sociedad Limitada (Spain)

                       hh) MetLife Slovakia s.r.o. (Slovakia) - 99.956% of
                           MetLife Slovakia s.r.o. is owned by MetLife EU Holding Company Limited and 0.044% is owned by ITAS.

                       ii) MetLife Solutions S.A.S. (France)

                       jj) Metlife Biztosito Zrt. (Hungary)

                           1) First American-Hungarian Insurance Agency Limited
                              (Hungary)

                       kk) Metropolitan Life Asigurari S.A. (Romania) -
                           99.9982018% of Metropolitan Life Asigurari S.A. is owned by MetLife EU Holding Company Limited and the remaining 0.0017982% is owned by ITAS.

                           1) MetLife Societate de Administrare a unui Fond de
                              Pensii Administrat Privat S.A. (Romania) -
                              99.9836% of MetLife Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. is owned by Metropolitan Life Asigurari S.A. and 0.0164% is owned by MetLife Services Sp z.o.o.

                           2) Metropolitan Life Training and Consulting S.R.L.
                              (Romania)

                           3) APF Societate de Administrare a Fondurilor De
                              Pensii Facultative (APF) (Romania) - 99.99% of APF is owned by Metropolitan Life Asigurari S.A. and 0.01% is owned by ITAS.

                       ll) MetLife AMSLICO poist'ovna, a.s. (Slovakia)

                           1) ALICO Funds Central Europe sprav. spol., a.s.
                              (Slovakia)

                       mm) MetLife pojist'ovna a.s. (Czech Republic)

                       nn) MetLife Towarzystwo Ubezpieczen na Zycie I
                           Reasekuracji S.A. (Poland)

                           1) MetLife Services Sp z.o.o. (Poland)

                           2) MetLife Towarzystwo Funduszy Inwestycyjnych,
                              S.A. (Poland)

                           3) MetLife Powszechne Towarzystwo Emerytalne S.A.
                              (Poland) - 50% of MetLife Powszechne Towarzystwo Emerytalne S.A. is owned by MetLife Towarzystwo Ubezpieczen na Zycie I Reasekuracji S.A. and the remaining 50% is owned by MetLife EU Holding Company Limited.

                       oo) MetLife Holdings (Cyprus) Limited (Cyprus)

                           1) American Life Insurance Company (CY) Limited
                              (Cyprus)

                           2) Hellenic Alico Life Insurance Company, Ltd.
                              (Cyprus) - 27.5% of Hellenic Alico Life Insurance Company, Ltd. Is owned by American Life Insurance Company (CY) and the remaining is owned by a third party.

                       pp) ALICO Bulgaria Zhivotozastrahovat elno Druzhestvo EAD
                           (Bulgaria)

                       qq) MetLife Life Insurance S.A. (Greece)

                           1) MetLife Mutual Fund S.A. (Greece) - 90% of MetLife
                              Mutual Fund S.A. is owned by MetLife Life
                              Insurance S.A. (Greece) and the remaining interests are owned by third parties.

      3. Pharaonic American Life Insurance Company (Egypt) - 84.125% of Pharaonic American Life Insurance Company is owned by ALICO and the remaining interests are owned by third parties.

      4. IGI Life Insurance Limited (Pakistan) - 12.296% of IGI Life Insurance Limited is owned by ALICO and the remaining is owned by third parties.

      5.    International Investment Holding Company Limited (Russia)

      6. MetLife Akcionarsko Drustvo za Zivotno Osiguranje (Serbia) - 99.98% of MetLife Akcionarska Drustvoza za Zivotno Osiguranje is owned by ALICO and the remaining 0.02% is owned by ITAS.

      7.    ALICO Management Services Limited (United Kingdom)

      8. PJSC MetLife (Ukraine) - 99.9988% of PJSC MetLife Ukraine is owned by ALICO, 0.0006% is owned by ITAS and the remaining 0.0006% is owned by Borderland Investment Limited.

      9.    Borderland Investment Limited (USA-Delaware)

            a)    ALICO Hellas Single Member Limited Liability Company (Greece)

      10. International Technical and Advisory Services Limited ("ITAS") (USA-Delaware)

      11.   ALICO Operations Inc. (USA-Delaware)

            a)    MetLife Asset Management Corp. (Japan)

      12. MetLife Colombia Seguros de Vida S.A. (Colombia) - 90.9999942% of MetLife Colombia Seguros de Vida S.A. is owned by ALICO, 9.0000011% is owned by ITAS, 0.0000016% is owned by Borderland Investments Limited, 0.0000016% by MetLife International Holdings, Inc. and 0.0000016% by Natiloportem Holdings, Inc..

      13. MetLife Mas, S.A. de C.V. (Mexico) - 99.9997546% of MetLife Mas, SA de CV is owned by ALICO and 0.0002454% is owned by ITAS.

      14. MetLife Seguros S.A. (Uruguay) - 74.9187% of MetLife Seguros S.A. is owned by ALICO, 25.0798% by MetLife, Inc. and 0.0015% by a third party (Oscar Schmidt).

      15. ALICO Properties, Inc. (USA-Delaware) - 51% of ALICO Properties, Inc. is owned by ALICO and the remaining interests are owned by third parties.

            a)    Global Properties, Inc. (USA-Delaware)

      16.   Alpha Properties, Inc. (USA-Delaware)

      17.   Beta Properties, Inc. (USA-Delaware)

      18.   Delta Properties Japan, Inc. (USA-Delaware)

      19.   Epsilon Properties Japan, Inc. (USA-Delaware)

      20.   Iris Properties, Inc. (USA-Delaware)

      21.   Kappa Properties Japan, Inc. (USA-Delaware)

      22. UBB Zhivotozastrahovatelno Drujestvo AD (Bulgaria) - 40% of UBB Zhivotozastrahovatelno Drujestvo AD is owned by ALICO and the remaining by third parties.

      23. MetLife American International Group and Arab National Bank Cooperative Insurance Company (Saudi Arabia) - 30% of MetLife American International Group and Arab National Bank Cooperative Insurance Company is owned by ALICO and the remaining interest by third parties.

AB.   MetLife Global Benefits, Ltd. (Cayman Islands)

AC. Inversiones Metlife Holdco Dos Limitada (Chile) - 99.999338695% of Inversiones MetLife Holdco Dos Limitada is owned by MetLife, Inc., 0.00065469% is owned by MetLife International Holdings, Inc. and 0.000006613% is owned by Natiloportem.

AD.   MetLife Consumer Services, Inc. (DE)

AE.   MetLife Reinsurance Company of Delaware (DE)

1) The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

2) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

3) The MetLife, Inc. organizational chart does not include real estate joint ventures and partnerships of which MetLife, Inc. and/or its subsidiaries is an investment partner. In addition, certain inactive subsidiaries have also been omitted.

4) MetLife Services EEIG is a cost-sharing mechanism used in the EU for EU-affiliated members.

ITEM 27. NUMBER OF CONTRACT OWNERS


As of January 31, 2015, there were 221,518 owners of qualified contracts and 52,807 owners of non-qualified contracts offered by the Registrant (MetLife of CT Separate Account Eleven for Variable Annuities).



ITEM 28. INDEMNIFICATION


As described in their respective governing documents, MetLife, Inc.(the ultimate parent of the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "Underwriter")) and the Depositor, each of which is incorporated in the state of Delaware, shall indemnify any person who is made or is threatened to be made a party to any civil or criminal suit, or any administrative or investigative proceeding, by reason of that person's service as a director, officer, or agent of the respective company, under certain circumstances, against liabilities and expenses incurred by such person (except, with respect to the Depositor, as described below regarding MetLife Employees).

As described in its governing documents, the Underwriter, which is incorporated in the state of Missouri, may indemnify, under certain circumstances, any person who is made a party to any civil or criminal suit, or made a subject of any administrative or investigative proceeding by reason of the fact that he is or was a director, officer, or agent of the Underwriter. The Underwriter also has such other and further powers of indemnification as are not inconsistent with the laws of Missouri.

MetLife, Inc. also has adopted a policy to indemnify employees ("MetLife Employees") of MetLife, Inc. or its affiliates ("MetLife"), including any MetLife Employees serving as directors or officers of the Depositor or the Underwriter. Under the policy, MetLife, Inc. will, under certain circumstances, indemnify MetLife Employees for losses and expenses incurred in connection with legal actions threatened or brought against them as a result of their service to MetLife. The policy excludes MetLife directors and others who are not MetLife Employees, whose rights to indemnification, if any, are as described in the charter, bylaws or other arrangement of the relevant company.

MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy under which the Registrant, the Depositor and the Underwriter, as well as certain other subsidiaries of MetLife, are covered. MetLife, Inc. also has secured a Financial Institutions Bond.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.



ITEM 29. PRINCIPAL UNDERWRITER


(a)        MetLife Investors Distribution Company
     1095 Avenue of the Americas
     New York, NY 10036


MetLife Investors Distribution Company serves as principal underwriter and distributor for the following investment companies (including the Registrant):


MetLife of CT Separate Account Eleven for Variable Annuities

MetLife of CT Separate Account QPN for Variable Annuities

MetLife of CT Fund UL for Variable Life Insurance,

MetLife of CT Fund UL III for Variable Life Insurance

Metropolitan Life Variable Annuity Separate Account II

Met Investors Series Trust

MetLife Investors Variable Annuity Account One

MetLife Investors Variable Life Account One

MetLife Investors USA Separate Account A

MetLife Investors USA Variable Life Account A

First MetLife Investors Variable Annuity Account One

General American Separate Account Eleven

General American Separate Account Twenty-Eight

General American Separate Account Twenty-Nine

General American Separate Account Two

Security Equity Separate Account Twenty-Six

Security Equity Separate Account Twenty-Seven

Metropolitan Life Separate Account E

Metropolitan Life Separate Account UL

Metropolitan Tower Life Separate Account One

Metropolitan Tower Life Separate Account Two

Paragon Separate Account A

Paragon Separate Account B

Paragon Separate Account C

Paragon Separate Account D

Metropolitan Series Fund

New England Life Retirement Investment Account

New England Variable Annuity Fund I

New England Variable Annuity Separate Account

New England Variable Life Separate Account

Separate Account No. 13S


(b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are officers and managers of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 1095 Avenue of the Americas, New York, NY 10036.


NAME AND PRINCIPAL     POSITIONS AND OFFICES
BUSINESS ADDRESS       WITH UNDERWRITER
--------------------   ----------------------




Elizabeth M. Forget                 Director
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Paul A. LaPiana                     Director
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Gerard J. Nigro                Director and Senior Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101





Lance Carlson                  President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101





Kieran R. Mullins                   Executive Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Barbara A. Dare                     Executive Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Donald Leintz                       Senior Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





John P. Kyne, III                   Vice President and Chief Compliance Officer
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

John G. Martinez        Vice President and Chief Financial Officer
18210 Crane Nest Dr.
Tampa, FL 33647




Tyla L. Reynolds         Vice President and Secretary
600 North King Street
Wilmington, DE 19801





Marlene B. Debel               Treasurer
1095 Avenue of the Americas
New York, NY 10036


(c) Compensation from the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:



                                                      (2)
                     (1)                       NET UNDERWRITING         (3)             (4)           (5)
              NAME OF PRINCIPAL                  DISCOUNTS AND    COMPENSATION ON    BROKERAGE       OTHER
                 UNDERWRITER                      COMMISSIONS        REDEMPTION     COMMISSIONS   COMPENSATION
--------------------------------------------- ------------------ ----------------- ------------- -------------
MetLife Investors Distribution Company....... $43,885,979        $0                $0            $0


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS


   (a) MetLife Insurance Company USA, 11225 North Community House Road, Charlotte, NC 28277

   (b) MetLife Annuity Operations, 4700 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266

   (c) MetLife Investors Distribution Company, 1095 Avenue of the Americas, New York, NY 10036

   (d)        MetLife, 18210 Crane Nest Drive, Tampa, FL 33647

   (e)        MetLife, One Financial Center, Boston, MA 02111

   (f)        MetLife, 1095 Avenue of the Americas, New York, NY 10036



ITEM 31. MANAGEMENT SERVICES

Not Applicable.


ITEM 32. UNDERTAKINGS

The undersigned Registrant hereby undertakes:


(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;


(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and


(c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.



The MetLife Insurance Company USA hereby represents:


(a) That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by MetLife Insurance Company USA.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this registration statement to be signed on its behalf, in the City of Charlotte, and State of North Carolina, on this 8th day of April, 2015.


          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                                  (Registrant)


                         METLIFE INSURANCE COMPANY USA
                                  (Depositor)


                    By:            /s/ ELIZABETH M. FORGET
                                  ---------------------------------------
                                  Elizabeth M. Forget, Senior Vice President

As required by the Securities Act of 1933 this registration statement has been signed by the following persons in the capacities indicated on this 8th day of April, 2015.


      /s/ *ERIC T. STEIGERWALT         Chairman of the Board, President, Chief Executive Officer and a Director
     ------------------------
     (Eric T. Steigerwalt)

       /s/ *ANANT BHALLA               Senior Vice President and Chief Financial Officer
     ------------------------
     (Anant Bhalla)

      /s/ *PETER M. CARLSON            Executive Vice President and Chief Accounting Officer
     ------------------------
     (Peter M. Carlson)

      /s/ *ELIZABETH M. FORGET         Director and Senior Vice President
     ------------------------
     (Elizabeth M. Forget)

      /s/ *GENE L. LUNMAN              Director and Senior Vice President
     ------------------------
     (Gene L. Lunman)

                     *By:            /s/ MICHELE H. ABATE
                                    ---------------------------------------
                                     Michele H. Abate, Attorney-in-Fact




* MetLife Insurance Company USA. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney filed herewith.

                                 EXHIBIT INDEX



7(e)   Amendment to Automatic Reinsurance Agreement with Exeter

7(f)   Amended and Restated Indemnity Retrocession Agreement Coverage with
Catalyst Re Ltd.


8(m)(ii) Amendment No. 6 to Amended and Restated Fund Participation Agreement with Dreyfus

8(n)   Participation Agreement with Trust for Advised Portfolios


10     Consent of Independent Registered Public Accounting Firm (Deloitte &
Touche LLP)


13     Powers of Attorney